As filed with the Securities and Exchange Commission on April 27, 2026.
Registration Nos. 333-146374
811-22127

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

Form N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
☒
Pre-Effective Amendment No.
☐
Post-Effective Amendment No. 103
☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
☒
Amendment No. 104
☒
(Check Appropriate Box or Boxes)

COLUMBIA FUNDS VARIABLE SERIES TRUST II
(Exact Name of Registrant as Specified in Charter)

290 Congress Street, Boston, Massachusetts 02210
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, Including Area Code: (800) 345-6611

Michael G. Clarke c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, Massachusetts 02210	Ryan C. Larrenaga, Esq. c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, Massachusetts 02210
(Name and Address of Agents for Service)

Approximate Date of Proposed Public Offering:
It is proposed that this filing will become effective (check appropriate box)
☐  Immediately upon filing pursuant to paragraph (b)
☒  On May 1, 2026 pursuant to paragraph (b)
☐  60 days after filing pursuant to paragraph (a)(1)
☐  On (date) pursuant to paragraph (a)(1)
☐  75 days after filing pursuant to paragraph (a)(2)
☐  On (date) pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
☐   This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
This Post-Effective Amendment relates solely to the Registrant’s Columbia Variable Portfolio – Balanced Fund, Columbia Variable Portfolio – Cornerstone Growth Fund (prior to May 1, 2026, known as Columbia Variable Portfolio - Large Cap Growth Fund), Columbia Variable Portfolio – Dividend Opportunity Fund, Columbia Variable Portfolio – Government Money Market Fund, Columbia Variable Portfolio – Income Opportunities Fund, Columbia Variable Portfolio – Intermediate Bond Fund, Columbia Variable Portfolio – Overseas Core Fund, Columbia Variable Portfolio – U.S. Government Mortgage Fund, CTIVP® – BlackRock Global Inflation-Linked Securities Fund (prior to May 1, 2026, known as CTIVP® - BlackRock Global Inflation-Protected Securities Fund), CTIVP® – Fidelity Institutional AM® Total Bond Fund (prior to May 1, 2026, known as CTIVP® – American Century Diversified Bond Fund), CTIVP® – Principal Large Cap Growth Fund, CTIVP® – T. Rowe Price Large Cap

Value Fund, CTIVP® – Wellington Large Cap Value Fund, Variable Portfolio – Partners International Core Equity Fund, Variable Portfolio – Partners International Growth Fund, Variable Portfolio – Partners International Value Fund, and Variable Portfolio – Partners Small Cap Value Fund series. Information contained in the Registrant’s Registration Statement relating to any other series of the Registrant is neither amended nor superseded hereby.

Columbia Variable Portfolio – Balanced Fund
Prospectus
May 1, 2026

The Fund may offer Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). There are no exchange ticker symbols associated with shares of the Fund.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Columbia Variable Portfolio – Balanced Fund

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Prospectus 2026

Columbia Variable Portfolio – Balanced Fund
Summary of the Fund
Investment Objective
Columbia Variable Portfolio – Balanced Fund (the Fund) seeks maximum total investment return through a combination of capital growth and current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management fees	0.66%	0.66%	0.66%
Distribution and/or service (12b-1) fees	0.00%	0.25%	0.13%
Other expenses	0.09%	0.09%	0.09%
Total annual Fund operating expenses(a)	0.75%	1.00%	0.88%
Less: Fee waivers and/or expense reimbursements(b)	(0.04%)	(0.04%)	(0.04%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.71%	0.96%	0.84%
(a)
“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(b)
Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through April 30, 2027, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.71% for Class 1, 0.96% for Class 2 and 0.835% for Class 3. Any differences in these annual rates relative to the annual rates noted in the last row of the above table (e.g., net expense ratios) are due to applicable exclusions under the agreement.
 Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■
you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■
your investment has a 5% return each year, and
■
the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
	1 year	3 years	5 years	10 years
Class 1 (whether or not shares are redeemed)	$73	$236	$413	$927
Class 2 (whether or not shares are redeemed)	$98	$314	$549	$1,221
Class 3 (whether or not shares are redeemed)	$86	$277	$484	$1,081
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Columbia Variable Portfolio – Balanced Fund
Summary of the Fund (continued)
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 126% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests in a mix of equity and debt securities. The Fund’s assets are allocated among equity and debt securities (which includes cash and cash equivalents) based on an assessment of the relative risks and returns of each asset class. The Fund generally will invest between 35% and 65% of its net assets in each asset class, and in any event will invest at least 25% and no more than 75% of its net assets in each asset class under normal circumstances.
With respect to its equity securities investments, which may include among other types of equity securities, common stocks, preferred stocks and securities convertible into common or preferred stocks, the Fund invests primarily in equity securities of companies that, at the time of purchase, have large market capitalizations (generally over $5 billion). The Fund may use value-oriented investing strategies, amongst others.
With respect to its debt securities investments, the Fund invests primarily in securities that, at the time of purchase, are rated investment grade or are unrated but determined to be of comparable quality. These securities include debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations, mortgage- and other asset-backed securities, and other debt securities with intermediate- to long-term maturities. The Fund may invest up to 10% of its total assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high-yield” investments or “junk” bonds).
The Fund may invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may at times emphasize one or more sectors in selecting its investments, including the information technology sector.
The Fund may invest in derivatives, such as futures (including interest rate futures). The Fund may invest in derivatives for both hedging and non-hedging (investment) purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset, as well as to manage duration, yield curve and/or interest rate exposure.
The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the “to be announced” (TBA) market and those in a dollar roll transaction.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.
Principal Risks
An investment in the Fund involves risks, including Market Risk, Large-Cap Stock Risk, Interest Rate Risk, Credit Risk, and Mortgage- and Other Asset-Backed Securities Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
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Columbia Variable Portfolio – Balanced Fund
Summary of the Fund (continued)
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Allocation Risk. Because the Fund uses an asset allocation strategy in pursuit of its investment objective, there is a risk that the Fund's allocation among asset classes, investments, strategies and/or investment styles will cause the Fund's shares to lose value or cause the Fund to underperform other funds with similar investment objectives and/or strategies, or that the investments themselves will not produce the returns expected.
Changing Distribution Level Risk. The Fund normally expects to receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amounts paid by the Fund will vary and generally depend on the amount of income the Fund earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in the Fund’s income or net capital gains arising from its investments may reduce its distribution level.
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.
Credit Risk. Credit risk is the risk that the value of debt instruments may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies, such as S&P Global Ratings, Moody’s Investors Service, Inc. (Moody’s Ratings), Fitch Ratings, Inc. (Fitch), Morningstar DBRS (DBRS) and Kroll Bond Rating Agency, LLC (KBRA), assign credit ratings to certain debt instruments to indicate their credit risk. A rating downgrade by such agencies can negatively impact the value of such instruments. Lower-rated or unrated instruments held by the Fund may present increased credit risk as compared to higher-rated instruments. Non-investment grade debt instruments may be subject to greater price fluctuations and are more likely to experience a default than investment grade debt instruments and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated instruments, or if the ratings of instruments held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts and/or Global Depositary Receipts. Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, which may be related to the particular political, regulatory, economic, social and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country and fluctuations in such country’s currency, as well as market risk tied to the underlying foreign company. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical domestic company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that a depositary receipt will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.
Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments with a value in relation to, or derived from, the value of an underlying asset(s) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in
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Columbia Variable Portfolio – Balanced Fund
Summary of the Fund (continued)
Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful, and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial losses for the Fund. Derivatives may be more volatile than other types of investments. The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Futures Contracts Risk. A futures contract is an exchange-traded derivative transaction between two parties in which a buyer (holding the “long” position) agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller (holding the “short” position). The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Certain futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts executed (if any) on foreign exchanges may not provide the same protection as U.S. exchanges. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Equity Securities Risk. Equity securities may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.
Fixed Income Instruments Risk. The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value.
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. Investing in securities of foreign companies subjects the Fund to the risks associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, including risks related to political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the
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Columbia Variable Portfolio – Balanced Fund
Summary of the Fund (continued)
Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
Forward Commitments on Mortgage-Backed Securities (including Dollar Rolls) Risk. When purchasing mortgage-backed securities in the “to be announced” (TBA) market (MBS TBAs), the seller agrees to deliver mortgage-backed securities for an agreed upon price on an agreed upon date, but may make no guarantee as to the specific securities to be delivered. In lieu of taking delivery of mortgage-backed securities, the Fund could enter into dollar rolls, which are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk). MBS TBAs and dollar rolls are subject to the risk that the counterparty to the transaction may not perform or be unable to perform in accordance with the terms of the instrument.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs associated with portfolio turnover may adversely affect the Fund’s performance.
High-Yield Investments Risk. Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund's performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.
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Large-Cap Stock Risk. Investments in larger, more established companies (larger companies) may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new
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Columbia Variable Portfolio – Balanced Fund
Summary of the Fund (continued)
competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.
Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Decreases in the number of financial institutions, including banks and broker-dealers, willing to make markets (match up sellers and buyers) in the Fund’s investments or decreases in their capacity or willingness to trade such investments may increase the Fund’s exposure to this risk. The debt market has experienced considerable growth, and financial institutions making markets in instruments purchased and sold by the Fund (e.g., bond dealers) have been subject to increased regulation. The impact of that growth and regulation on the ability and willingness of financial institutions to engage in trading or “making a market” in such instruments remains unsettled. Certain types of investments, such as lower-rated securities or those that are purchased and sold in over-the-counter markets, may be especially subject to liquidity risk. Securities or other assets in which the Fund invests may be traded in the over-the-counter market rather than on an exchange and therefore may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations and collateralized loan obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not
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Prospectus 2026

Columbia Variable Portfolio – Balanced Fund
Summary of the Fund (continued)
the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Preferred Stock Risk. Preferred stock is a type of stock that may pay dividends at a different rate than common stock of the same issuer, if at all, and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (the risk of losses attributable to changes in interest rates).
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a bond or other security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be called as expected. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow on such investments, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of an investment beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on investments with higher interest rates or wider spreads.
Reinvestment Risk. Reinvestment risk arises when the Fund is unable to reinvest income or principal at the same or at least the same return it is currently earning.
Rule 144A and Other Exempted Securities Risk. The Fund may invest in privately placed and other securities or instruments exempt from SEC registration (collectively “private placements”), subject to certain regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could adversely affect the marketability of such investments and the Fund might be unable to dispose of them promptly or at reasonable prices, subjecting the Fund to liquidity risk. The Fund’s holdings of private placements may increase the level of Fund illiquidity if eligible buyers are unable or unwilling to purchase them at a particular time. Issuers of Rule 144A eligible securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available since the offering information is not filed with the SEC. Further, issuers of Rule 144A eligible securities can require recipients of the offering information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors, including the information technology sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in that group of industries or economic sector.
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Information Technology Sector. The Fund is vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and
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Summary of the Fund (continued)
businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Unrated Securities Risk. The Fund may purchase unrated securities which are not rated by a rating agency. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Investment Manager may not accurately evaluate the security’s comparative credit rating. Analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality debt securities. To the extent that the Fund purchases unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Investment Manager’s creditworthiness analysis than if the Fund invested exclusively in rated securities.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the perceived value assessment of that security as determined by the portfolio managers, or may decline in price, even though the securities are already believed to be undervalued by the portfolio managers. There is also a risk that it may take longer than expected for the value of these investments to rise to the perceived value as determined by the portfolio managers. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a blended benchmark that is intended to provide a measure of the Fund's performance given its investment strategy, as well as two additional measures of performance for markets in which the Fund may invest.
Except for differences in annual returns resulting from differences in expenses (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.
The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.
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Year by Year Total Return (%) as of December 31 Each Year	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	2nd Quarter 2020	14.93%
	Worst	2nd Quarter 2022	-12.21%
 Average Annual Total Returns (for periods ended December 31, 2025)

	Share Class Inception Date	1 Year	5 Years	10 Years
Class 1	06/25/2014	14.05%	8.72%	9.74%
Class 2	06/25/2014	13.75%	8.45%	9.48%
Class 3	04/30/1986	13.91%	8.59%	9.59%
Blended Benchmark (consisting of 60% S&P 500® Index and 40% Bloomberg U.S. Aggregate Bond Index) (reflects no deductions for fees, expenses or taxes)		13.70%	8.47%	9.78%
S&P 500® Index (reflects no deductions for fees, expenses or taxes)		17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		7.30%	-0.36%	2.01%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC
Portfolio Management	Title	Role with Fund	Managed Fund Since
Guy Pope, CFA	Senior Portfolio Manager and Head of Contrarian Core Strategy	Lead Portfolio Manager	2011
Jason Callan	Senior Portfolio Manager, Co-Head of Structured Assets, and Head of Core & Core Plus	Portfolio Manager	2018
Gregory Liechty	Senior Portfolio Manager	Portfolio Manager	2011
Ronald Stahl, CFA	Senior Portfolio Manager and Head of Short Duration and Stable Value	Portfolio Manager	2011
Purchase and Sale of Fund Shares
The Fund is available for purchase through Contracts offered by the separate accounts of participating insurance companies or Qualified Plans or by other eligible investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). Shares of the Fund may not be purchased or sold by individual owners of Contracts or Qualified Plans. If you are a Contract holder or Qualified Plan participant, please refer to your separate Contract prospectus or Qualified Plan disclosure documents for information about minimum investment requirements and how to purchase and redeem shares of the Fund on days the Fund is open for business.
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Tax Information
The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders which are generally the participating insurance companies investing in the Fund through separate accounts or Qualified Plans or certain other eligible investors authorized by the Distributor. You should consult with the participating insurance company that issued your Contract, plan sponsor or other eligible investor through which your investment in the Fund is made regarding the U.S. federal income taxation of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries
If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial advisor or salesperson or visit your financial intermediary’s website for more information.
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More Information About the Fund
Investment Objective
Columbia Variable Portfolio – Balanced Fund (the Fund) seeks maximum total investment return through a combination of capital growth and current income. Only shareholders can change the Fund’s investment objective. Because any investment involves risk, there is no assurance the Fund’s investment objective will be achieved.
Principal Investment Strategies
Under normal circumstances, the Fund invests in a mix of equity and debt securities. The Fund’s assets are allocated among equity and debt securities (which includes cash and cash equivalents) based on an assessment of the relative risks and returns of each asset class. The Fund generally will invest between 35% and 65% of its net assets in each asset class, and in any event will invest at least 25% and no more than 75% of its net assets in each asset class under normal circumstances.
With respect to its equity securities investments, which may include among other types of equity securities, common stocks, preferred stocks and securities convertible into common or preferred stocks, the Fund invests primarily in equity securities of companies that, at the time of purchase, have large market capitalizations (generally over $5 billion). The Fund may use value-oriented investing strategies, amongst others.
With respect to its debt securities investments, the Fund invests primarily in securities that, at the time of purchase, are rated investment grade or are unrated but determined to be of comparable quality. These securities include debt securities issued by the U.S. Government and its agencies and instrumentalities, debt securities issued by corporations, mortgage- and other asset-backed securities, and other debt securities with intermediate- to long-term maturities. The Fund may invest up to 10% of its total assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high-yield” investments or “junk” bonds).
The Fund may invest up to 20% of its total assets in foreign securities. The Fund may invest directly in foreign securities or indirectly through depositary receipts. The Fund may at times emphasize one or more sectors in selecting its investments, including the information technology sector. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies.
The Fund may invest in derivatives, such as futures (including interest rate futures). The Fund may invest in derivatives for both hedging and non-hedging (investment) purposes, including, for example, to seek to enhance returns or as a substitute for a position in an underlying asset, as well as to manage duration, yield curve and/or interest rate exposure.
The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the “to be announced” (TBA) market and those in a dollar roll transaction.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund’s assets are allocated among equity and debt securities (which includes cash and cash equivalents) based on an assessment of the relative risks and returns of each asset class.
Columbia Management Investment Advisers, LLC, (the Investment Manager) evaluates the relative attractiveness of each potential investment in constructing the Fund’s portfolio by considering a wide variety of factors, techniques and strategies, which for equity investments may include, among other criteria, fundamental and risk analysis, and economic and market data, conditions and expectations, and for debt investments may include, among other criteria, the creditworthiness of the issuer, the various features of the debt instrument, such as its interest rate, yield, maturity and call features, value relative to other investments, local, national and global economic and market conditions, interest rate movements and other relevant factors in allocating the Fund’s assets among issuers, securities, industry sectors and maturities.
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The Investment Manager may sell a security: when the Fund’s asset allocation changes; when the security’s price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects, or that other investments are more attractive; if the security is believed to be overvalued relative to other potential investments; when the company no longer meets the Investment Manager’s performance expectation; if there is deterioration in a debt instrument’s credit rating; or for other reasons.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.
Principal Risks
An investment in the Fund involves risks, including Market Risk, Large-Cap Stock Risk, Interest Rate Risk, Credit Risk, and Mortgage- and Other Asset-Backed Securities Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Allocation Risk. Because the Fund uses an asset allocation strategy in pursuit of its investment objective, there is a risk that the Fund's allocation among asset classes, investments, strategies and/or investment styles will cause the Fund's shares to lose value or cause the Fund to underperform other funds with similar investment objectives and/or strategies, or that the investments themselves will not produce the returns expected.
Changing Distribution Level Risk. The Fund normally expects to receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amounts paid by the Fund will vary and generally depend on the amount of income the Fund earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in the Fund’s income or net capital gains arising from its investments may reduce its distribution level.
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk (the risk of losses attributable to changes in interest rates) and credit risk (the risk that the issuer of a debt instrument will default or otherwise become unable, or be perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due). Convertible securities also react to changes in the value of the common stock into which they convert and are thus subject to market risk (the risk that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise). Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt instrument and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.
Counterparty Risk. The risk exists that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle in which the Fund invests may become insolvent or otherwise fail to perform its obligations, including making payments to the Fund, due to financial difficulties. The Fund may obtain no
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or limited recovery in a bankruptcy or other reorganizational proceedings, and any recovery may be significantly delayed. Transactions that the Fund enters into may involve counterparties in the financials sector and, as a result, events affecting the financials sector may cause the Fund’s NAV to fluctuate.
Credit Risk. Credit risk is the risk that the value of debt instruments may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Various factors could affect the actual or perceived willingness or ability of the issuer to make timely interest or principal payments, including changes in the financial condition of the issuer or in general economic conditions. Credit rating agencies, such as S&P Global Ratings, Moody’s Ratings, Fitch, DBRS and KBRA, assign credit ratings to certain debt instruments to indicate their credit risk. A rating downgrade by such agencies can negatively impact the value of such instruments. Lower-rated or unrated instruments held by the Fund may present increased credit risk as compared to higher-rated instruments. Non-investment grade debt instruments may be subject to greater price fluctuations and are more likely to experience a default than investment grade debt instruments and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated instruments, or if the ratings of instruments held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts and/or Global Depositary Receipts. Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, which may be related to the particular political, regulatory, economic, social and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country and fluctuations in such country’s currency, as well as market risk tied to the underlying foreign company. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical domestic company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that a depositary receipt will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.
Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments, traded on an exchange or in the over-the-counter (OTC) markets, with a value in relation to, or derived from, the value of an underlying asset(s) (such as a security, commodity or currency) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful, and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial losses for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of an adverse movement in the value, price or rate of the underlying reference (market risk), the risk of an adverse movement in the value of underlying currencies (foreign currency risk) and the risk of an adverse movement in underlying interest rates (interest rate risk). Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that the return on an investment may not keep pace with inflation (inflation risk), the risk that losses may be greater than the amount
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invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.
Derivatives Risk – Futures Contracts Risk. A futures contract is an exchange-traded derivative transaction between two parties in which a buyer (holding the “long” position) agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller (holding the “short” position). The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Certain futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Positions in futures contracts may be closed out only on the exchange on which they were entered into or through a linked exchange, and no secondary market exists for such contracts. Futures positions are marked to market each day, and variation margin payment must be paid to or by the Fund. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts executed (if any) on foreign exchanges may not provide the same protection as U.S. exchanges. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
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An interest rate future is a derivative that is an agreement whereby the buyer and seller agree to the future delivery of an interest-bearing instrument on a specific date at a pre-determined price. Examples include Treasury-bill futures, Treasury-bond futures and Eurodollar futures.
Equity Securities Risk. Investments in equity securities represent ownership in a company that fluctuates in value with changes in the company’s financial condition. Equity markets may experience significant volatility at times and may fall sharply in response to adverse events. Certain segments of the equity market may react differently than other segments and U.S. markets may react differently than foreign markets. Individual equity prices also may experience dramatic movements in price. Price movements may result from factors affecting individual companies, sectors, or industries selected for the Fund’s portfolio or the securities market as a whole, including periods of slower growth or recessionary economic conditions, future expectations of poor economic conditions, changes in political or social conditions, and lack of investor confidence. In addition, individual equity interests may be adversely affected by factors such as reduced sales, increased costs, or a negative outlook for the future performance of the company. As compared with preferred stock and debt, common stock generally involves greater risk and has lower priority when liquidation, bankruptcy, and dividend payments are made. Preferred stock may be subordinated to bonds or other debt instruments in a company’s capital structure and is typically less liquid than common stock.
Fixed Income Instruments Risk. The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. Typically, shorter-term bonds are less volatile than longer-term bonds; however, longer-term bonds typically offer higher yields and more stable interest income than shorter-term bonds due to their longer term and extended fixed payment schedule. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value.
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Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities may also be less liquid, making them more difficult to trade, than securities of U.S. companies so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. In some cases, such withholding or other taxes could potentially be confiscatory. Other risks include: possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about foreign companies; the impact of economic, political, social, diplomatic or other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics), possible seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. In addition, as a result of economic sanctions, the Fund may be forced to sell or otherwise dispose of investments at inopportune times or prices, which could result in losses to the Fund and increased transaction costs. These conditions may be in place for a substantial period of time and enacted with limited advance notice to the Fund. The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets. Additionally, investments in certain countries may subject the Fund to a number of tax rules, the application of which may be uncertain. Countries may amend or revise their existing tax laws, regulations and/or procedures in the future, possibly with retroactive effect. Changes in or uncertainties regarding the laws, regulations or procedures of a country could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies located in such countries in which the Fund invests, or result in unexpected tax liabilities for the Fund. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency exchange controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Forward Commitments on Mortgage-Backed Securities (including Dollar Rolls) Risk. When purchasing mortgage-backed securities in the “to be announced” (TBA) market (MBS TBAs), the seller agrees to deliver mortgage-backed securities for an agreed upon price on an agreed upon date, but may make no guarantee as to the specific securities to be delivered. In lieu of taking delivery of mortgage-backed securities, the Fund could enter into dollar rolls, which are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund
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reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk). MBS TBAs and dollar rolls are subject to the risk that the counterparty to the transaction may not perform or be unable to perform in accordance with the terms of the instrument.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs associated with portfolio turnover may adversely affect the Fund’s performance.
High-Yield Investments Risk. Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated debt instruments of comparable quality tend to be more sensitive to credit risk than higher-rated debt instruments and may experience greater price fluctuations in response to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. These investments are generally more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. These debt instruments typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. High-yield debt instruments may require a greater degree of judgment to establish a price, may be difficult to sell at the time and price the Fund desires, may carry high transaction costs, and also are generally less liquid than higher-rated debt instruments. The ratings provided by third party rating agencies are based on analyses by these ratings agencies of the credit quality of the debt instruments and may not take into account every risk related to whether interest or principal will be timely repaid. In adverse economic and other circumstances, issuers of lower-rated debt instruments are more likely to have difficulty making principal and interest payments than issuers of higher-rated debt instruments.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk (the risk that the Fund will have to reinvest the money received in securities that have lower yields). The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund's performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.
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Large-Cap Stock Risk. Investments in larger companies may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as
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changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.
Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Decreases in the number of financial institutions, including banks and broker-dealers, willing to make markets (match up sellers and buyers) in the Fund’s investments or decreases in their capacity or willingness to trade such investments may increase the Fund’s exposure to this risk. The debt market has experienced considerable growth, and financial institutions making markets in instruments purchased and sold by the Fund (e.g., bond dealers) have been subject to increased regulation. The impact of that growth and regulation on the ability and willingness of financial institutions to engage in trading or “making a market” in such instruments remains unsettled. Certain types of investments, such as lower-rated securities or those that are purchased and sold in over-the-counter markets, may be especially subject to liquidity risk. Securities or other assets in which the Fund invests may be traded in the over-the-counter market rather than on an exchange and therefore may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. In addition, the Iranian conflict that commenced in February 2026 may result in similar, and potentially more severe, disruptions. Escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts are impossible to predict
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but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations and collateralized loan obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Other types of asset-backed securities typically represent interests in, or are backed by, pools of receivables such as credit, automobile, student and home equity loans. Mortgage- and other asset-backed securities can have a fixed or an adjustable rate. Mortgage- and other asset-backed securities are subject to liquidity risk (the risk that it may not be possible for the Fund to liquidate the instrument at an advantageous time or price) and prepayment risk (the risk that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields). In addition, the impact of prepayments on the value of mortgage- and other asset-backed securities may be difficult to predict and may result in greater volatility. A decline or flattening of housing values may cause delinquencies in mortgages underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making them more volatile and more sensitive to changes in interest rates. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer.
Preferred Stock Risk. Preferred stock is a type of stock that may pay dividends at a different rate than common stock of the same issuer, if at all, and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (the risk of losses attributable to changes in interest rates).
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a bond or other security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be called as expected. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio managers may
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not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow on such investments, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of an investment beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on investments with higher interest rates or wider spreads.
Reinvestment Risk. Reinvestment risk arises when the Fund is unable to reinvest income or principal at the same or at least the same return it is currently earning.
Rule 144A and Other Exempted Securities Risk. The Fund may invest in privately placed and other securities or instruments exempt from SEC registration (collectively “private placements”), subject to certain regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could adversely affect the marketability of such investments and the Fund might be unable to dispose of them promptly or at reasonable prices, subjecting the Fund to liquidity risk (the risk that it may not be possible for the Fund to liquidate the instrument at an advantageous time or price). The Fund’s holdings of private placements may increase the level of Fund illiquidity if eligible buyers are unable or unwilling to purchase them at a particular time. The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of private placements typically reflect a discount, which may be significant, from the market price of comparable securities for which a more liquid market exists. Issuers of Rule 144A eligible securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available since the offering information is not filed with the SEC. Further, issuers of Rule 144A eligible securities can require recipients of the offering information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors, including the information technology sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in that group of industries or economic sector.
■
Information Technology Sector. The Fund is vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Unrated Securities Risk. The Fund may purchase unrated securities which are not rated by a rating agency. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Investment Manager may not accurately evaluate the security’s comparative credit rating. Analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality debt securities. To the extent that the Fund purchases unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Investment Manager’s creditworthiness analysis than if the Fund invested exclusively in rated securities.
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U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the perceived value assessment of that security as determined by the portfolio managers, or may decline in price, even though the securities are already believed to be undervalued by the portfolio managers. There is also a risk that it may take longer than expected for the value of these investments to rise to the perceived value as determined by the portfolio managers. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus or as otherwise required by the Investment Company Act of 1940, as amended (the 1940 Act), the rules and regulations thereunder and any applicable exemptive relief, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold other investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s Form N-CSR or by visiting columbiathreadneedleus.com.
Transactions in Derivatives
The Fund may enter into derivative transactions or otherwise have exposure to derivative transactions through underlying investments. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the Secured Overnight Financing Rate (commonly known as SOFR)) or market indices (such as the Standard & Poor’s 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such
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positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. The U.S. government and the European Union (and some other jurisdictions) have enacted regulations and similar requirements that prescribe clearing, margin, reporting and registration requirements for participants in the derivatives market. These requirements are evolving and their ultimate impact on the Fund remains unclear, but such impact could include restricting and/or imposing significant costs or other burdens upon the Fund’s participation in derivatives transactions. Additionally, regulations governing the use of derivatives by registered investment companies, such as the Fund, require, among other things, that a fund that invests in derivative instruments beyond a specified limited amount apply a value-at-risk-based limit to its portfolio and establish a comprehensive derivatives risk management program. As of the date of this prospectus, the Fund is required to maintain a comprehensive derivatives risk management program. For more information on the risks of derivative investments and strategies, see the SAI.
Affiliated Fund Investing
The Investment Manager or an affiliate serves as investment adviser to funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds”, and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds, which may include the Fund (collectively referred to in this section as Underlying Funds), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares. Although the Investment Manager or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when the Investment Manager or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. In order to meet such redemptions, an Underlying Fund may be forced to sell its liquid (or more liquid) positions, leaving the Underlying Fund holding, post-redemption, a relatively larger position in illiquid investments (i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment) or less liquid securities. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager or its affiliate also has a conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
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Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as forward contracts, futures contracts, options, structured investments and swaps, for various purposes, including among others, investing in particular derivatives in seeking to reduce investment exposures, or in seeking to achieve indirect investment exposures, to a sector, country, region or currency where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund's website (columbiathreadneedleus.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the Fund's website may not always be current.
 FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmark(s), and accordingly the Fund's holdings may diverge from those of its benchmark(s). In addition, the Fund may invest in securities outside any industry and geographic sectors represented in its benchmark(s). The Fund's weightings in individual securities, and in industry or geographic sectors, may also vary considerably from those of its benchmark(s).
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Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year, may vary by share class and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios reflect the Fund’s fee arrangements as of the date of this prospectus and, unless indicated otherwise, are based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but unless indicated otherwise in the Annual Fund Operating Expenses table, no adjustments have been or will be made to the expense ratios to reflect any differences in the Fund’s average net assets between the most recently completed fiscal year and the date of this prospectus or a later date. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
 FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are allocated on a pro rata basis across all share classes. These fees include certain sub-transfer agency and shareholder servicing fees. For more information on these fees, see About Fund Shares and Transactions — Financial Intermediary Compensation.
Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through April 30, 2027, unless sooner terminated at the sole discretion of the Fund's Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:
Columbia Variable Portfolio – Balanced Fund
Class 1	0.71%
Class 2	0.96%
Class 3	0.835%
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold
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short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Fund’s returns might have been lower.
Primary Service Provider Contracts
The Fund enters into contractual arrangements (Service Provider Contracts) with various service providers, including, among others, the Investment Manager, the Distributor, Columbia Management Investment Services Corp. (the Transfer Agent) and the Fund’s custodian. The Fund’s Service Provider Contracts are solely among the parties thereto. Shareholders are not parties to, or intended to be third-party beneficiaries of, any Service Provider Contracts. Further, this prospectus, the SAI and any Service Provider Contracts are not intended to give rise to any agreement, duty, special relationship or other obligation between the Fund and any investor, or give rise to any contractual, tort or other rights in any individual shareholder, group of shareholders or other person, including any right to assert a fiduciary or other duty, enforce the Service Provider Contracts against the parties or to seek any remedy thereunder, either directly or on behalf of the Fund. Nothing in the previous sentence should be read to suggest any waiver of any rights under federal or state securities laws.
The Investment Manager, the Distributor, and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 290 Congress Street, Boston, MA 02210 and serves as investment adviser and administrator to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, debt instruments and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing the Fund’s investments. The Investment Manager is also responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s other service providers and the provision of related clerical and administrative services.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint unaffiliated subadvisers by entering into subadvisory agreements with them, and to change in material respects the terms of those subadvisory agreements, including the fees paid thereunder, for the Fund without first obtaining shareholder approval, thereby avoiding the expense and delays typically associated with obtaining shareholder approval. The Fund furnishes shareholders with information about new subadvisers retained in reliance on the order within 90 days after hiring the subadviser. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager discloses to the Board the nature of any such material relationships. The SEC has issued a separate order that permits the Board to approve new subadvisory
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agreements or material changes to existing subadvisory agreements at a meeting that is not in person, provided that the Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting and other conditions of the order are satisfied. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
The Fund pays the Investment Manager a fee for its management services, which include investment advisory services and administrative services. The fee is calculated as a percentage of the daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, management services fees paid to the Investment Manager by the Fund amounted to 0.6636% of average daily net assets of the Fund, before any applicable reimbursements.
A discussion regarding the basis for the Board’s approval of the renewal of the Fund's management agreement is available in the Fund’s Form N-CSR for the fiscal period ended June 30, 2025.
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.
Portfolio Management	Title	Role with Fund	Managed Fund Since
Guy Pope, CFA	Senior Portfolio Manager and Head of Contrarian Core Strategy	Lead Portfolio Manager	2011
Jason Callan	Senior Portfolio Manager, Co-Head of Structured Assets, and Head of Core & Core Plus	Portfolio Manager	2018
Gregory Liechty	Senior Portfolio Manager	Portfolio Manager	2011
Ronald Stahl, CFA	Senior Portfolio Manager and Head of Short Duration and Stable Value	Portfolio Manager	2011
Mr. Pope joined one of the Columbia Management legacy firms or acquired business lines in 1993. Mr. Pope began his investment career in 1993 and earned a B.A. from Colorado College and an M.B.A. from Northwestern University.
Mr. Callan joined the Investment Manager in 2007. Mr. Callan began his investment career in 2003 and earned a B.S. from the University of Minnesota and an M.B.A. from the University of Minnesota Carlson School of Management.
Mr. Liechty joined one of the Columbia Management legacy firms or acquired business lines in 2005. Mr. Liechty began his investment career in 1995 and earned a B.A. and an M.B.A. from the University of North Florida.
Mr. Stahl joined one of the Columbia Management legacy firms or acquired business lines in 1998. Mr. Stahl began his investment career in 1998 and earned a B.S. from Oregon State University and an M.B.A. from Portland State University.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 290 Congress Street, Boston, MA 02210. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 290 Congress Street, Boston, MA 02210, and its responsibilities include processing purchases, redemptions and transfers of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Transfer Agent has engaged SS&C GIDS, Inc. to provide various sub-transfer agency services. The Fund pays a service fee to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners and the separate accounts. The Transfer Agent may retain as compensation
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Columbia Variable Portfolio – Balanced Fund
More Information About the Fund (continued)
for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■
compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■
the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■
separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■
regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■
insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests;
■
regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund; and
■
insurance companies investing in the Fund may be affiliates of Ameriprise Financial; these affiliated insurance companies, individually and collectively, may hold through separate accounts a significant portion of the Fund's shares and may also invest in separate accounts managed by the Investment Manager that have the same or substantially similar investment objectives and strategies as the Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
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More Information About the Fund (continued)
Certain Legal Matters
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s Form N-CSR and in the SAI. Additionally, Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
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Columbia Variable Portfolio – Balanced Fund
About Fund Shares and Transactions
Description of the Share Classes
Share Class Features
The Fund offers the classes of shares set forth on the cover of this prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class 1, Class 2 and Class 3 shares.
	Class 1 Shares	Class 2 Shares	Class 3 Shares
Eligible Investors
Shares of the Fund are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies
(collectively, Contracts) or qualified pension and retirement plans (Qualified Plans) or other eligible investors authorized by the Distributor.

Investment Limits	none	none	none
Conversion Features	none	none	none
Front-End Sales Charges	none	none	none
Contingent Deferred Sales Charges (CDSCs)	none	none	none
Maximum Distribution and/or Service Fees	none	0.25%	0.125%
 FUNDamentals
Financial Intermediaries
The term “financial intermediary” refers to the insurance company that issued your contract, qualified pension or retirement plan sponsors or the financial intermediary that employs your financial advisor. Financial intermediaries also include broker-dealers and financial advisors as well as firms that employ broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other firms in the financial services industry, including Ameriprise Financial and its affiliates.
Distribution and/or Service Fees
Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board has approved, and the Fund has adopted, a distribution plan which sets the distribution fees that are periodically deducted from the Fund’s assets for Class 2 and Class 3 shares. The distribution fee for Class 2 shares is 0.25% and the distribution fee for Class 3 shares is 0.125%. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or financial intermediaries for selling shares of the Fund and/or providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.
The Fund will pay these fees to the Distributor and/or to eligible financial intermediaries for as long as the distribution plan continues. The Fund may reduce or discontinue payments at any time.
The Fund pays a service fee to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners, Qualified Plan participants and the separate accounts.
Financial Intermediary Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to financial intermediaries, primarily to affiliated and unaffiliated insurance companies, for marketing/sales support services relating to the Fund (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary; gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary; or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the Marketing Support Payments to any one financial intermediary are generally between 0.05% and
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Columbia Variable Portfolio – Balanced Fund
About Fund Shares and Transactions (continued)
0.40% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.05% and 0.25% on an annual basis for a financial intermediary receiving a payment based on gross sales of the Columbia Funds attributable to the financial intermediary.
As employee compensation and business unit operating goals at all levels are generally tied to the success of Ameriprise Financial, employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, are incented to include shares of the Columbia Funds in Contracts offered by affiliated insurance companies. Certain employees, directly or indirectly, receive higher compensation and other benefits as investment in the Columbia Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the Distributor and the Investment Manager, and the products they offer, including the Fund.
In addition, the Transfer Agent has certain arrangements in place to compensate financial intermediaries, primarily to affiliated and unaffiliated insurance companies, that hold Fund shares through networked and omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial Fund shareholders (Shareholder Services). Shareholder Services and related fees vary by financial intermediary and may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, maintenance of shareholder records, preparation of account statements and provision of customer service, and are not intended to include services that are primarily intended to result in the sale of Fund shares. Payments for Shareholder Services generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares. Each Fund pays the Transfer Agent a service fee equal to the payments made by the Transfer Agent to participating insurance companies and other financial intermediaries that provide Shareholder Services up to the lesser of the amount charged by the financial intermediary or a contractual asset-based cap. Payments of amounts that exceed the amount paid by the Fund are borne by the Transfer Agent, the Investment Manager and/or their affiliates.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates typically make other payments or allow promotional incentives to certain broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the financial intermediaries, including Ameriprise Financial affiliates, to which the Distributor, the Investment Manager or their affiliates have agreed to make Marketing Support Payments and fee payments for Shareholder Services.
Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial advisors may have a conflict of interest or financial incentive with respect to recommendations regarding the Fund or any Contract or Qualified Plan that includes the Fund.
Share Price Determination
The price you pay or receive when you buy, sell or transfer shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day, with the value of the Fund's shares based on the total value of all of the securities and other assets that it holds as of such specified time.
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Columbia Variable Portfolio – Balanced Fund
About Fund Shares and Transactions (continued)
 FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV per share as follows:
NAV per share = (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
 FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day typically ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. The Fund will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as a close of regular trading on the NYSE for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Nonetheless, the NAV of Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Fund’s Board may approve or ratify. On holidays and other days when the NYSE is closed, the Fund’s NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities listed on an exchange are typically valued at the closing price or last trade on their primary exchange at the close of business of the NYSE. Equity securities without a readily available closing price or that are not listed on any exchange are typically valued at the mean between the closing bid and asked prices. Other equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are fair valued unless market quotations are readily available, fixed income investments maturing in 60 days or less are valued primarily using the amortized cost method, unless this methodology results in a valuation that does not approximate the market value of these securities, and those maturing in excess of 60 days are valued based on prices obtained from a pricing service, if available (which may represent market values or fair values). Investments in other open-end funds are valued at their published NAVs. The value of the Fund’s portfolio securities is determined in accordance with the valuation policy approved by the Board (the Valuation Policy). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Investment Manager as the Fund’s valuation designee. The Investment Manager, in turn, has authorized its valuation committee to make fair value determinations and to carry out supervisory and certain other functions relating to the valuation of Fund portfolio securities, pursuant to the Valuation Policy.
If a market price is not readily available or is deemed not to reflect market value for a portfolio security, the Investment Manager will determine the price based on a determination of the security's fair value pursuant to the Valuation Policy. In addition, the Investment Manager may use fair valuation techniques to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security.
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About Fund Shares and Transactions (continued)
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Investment Manager uses fair valuation to price equity securities, it may value those securities higher or lower than another fund or manager would. Also, fair valuation of Fund holdings may cause the Fund's performance to diverge to a greater degree from the performance of various benchmark indices used to compare the Fund's performance because indices generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Futures and options on futures are valued based upon the settlement price as determined by the principal exchange on which they are traded or, in the absence of a settlement price, at the mean of the closing bid and ask. Generally, over-the-counter derivatives, such as swaps and swaptions, are valued based on a price provided by an approved pricing service.
Shareholder Information
Each share class has its own cost structure and other features. Your product may not offer every share class. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the Fund and available under your product. Shares of the Fund are generally available for purchase only by participating insurance companies in connection with Contracts and Qualified Plan sponsors.
The Fund, the Distributor or the Transfer Agent may refuse any order to buy or transfer shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.
Shares of the Fund may not be purchased or sold directly by individual Contract owners or participants in a Qualified Plan. When you sell your shares through your Contract or Qualified Plan, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations, as described under Satisfying Fund Redemption Requests below.
Depending on the context, references to “you” or “your” herein refer either to the holder of a Contract, participant in a Qualified Plan or qualified institutional investor who may select Fund shares to fund his or her investment in the Contract or Qualified Plan or to the participating insurance company as the holder of Fund shares through one or more separate accounts or the Qualified Plan.
Satisfying Fund Redemption Requests
The Fund typically expects to send the redeeming participating insurance company or Qualified Plan sponsor payment for shares within two business days after your trade date. The Fund can suspend redemptions and/or delay payment of redemption proceeds for up to seven days. The Fund can also suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.
The Fund typically seeks to satisfy redemption requests from cash or cash equivalents held by the Fund, from the proceeds of orders to purchase Fund shares or from the proceeds of sales of Fund holdings effected in the normal course of managing the Fund. However, the Fund may have to sell Fund holdings, including in down markets, to meet heavier than usual redemption requests. For example, under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Fund’s investments, the Fund may be more likely to be forced to sell Fund holdings to meet redemptions than under normal market circumstances. In these situations, the Fund’s portfolio managers may have to sell Fund holdings that would not otherwise be sold because, among other reasons, the current price to be received is less than the value of the holdings perceived by the Fund’s portfolio managers. The Fund may also, under certain circumstances (but more likely under stressed or abnormal market conditions or circumstances), borrow money under a credit facility to which the Fund and certain other Columbia Funds are parties or from other Columbia Funds under an interfund lending program (except for closed-end funds and money market funds, which are not eligible to borrow under the program). The Fund and the
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Columbia Variable Portfolio – Balanced Fund
About Fund Shares and Transactions (continued)
other Columbia Funds are limited as to the amount that each may individually and collectively borrow under the credit facility and the interfund lending program. As a result, borrowings available to the Fund under the credit facility and the interfund lending program might be insufficient, alone or in combination with the other strategies described herein, to satisfy Fund redemption requests. Please see About Fund Investments – Borrowings – Interfund Lending in the SAI for more information about the credit facility and interfund lending program. The Fund is also limited in the total amount it may borrow. The Fund may only borrow to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any exemptive relief available to the Fund, which currently limit Fund borrowings to 33 1/3% of total assets (including any amounts borrowed) less liabilities (other than borrowings), plus an additional 5% of its total assets for temporary purposes (to be repaid within 60 days without extension or renewal), in each case determined at the time the borrowing is made.
In addition, the Fund reserves the right to honor redemption orders in whole or in part with in-kind distributions of Fund portfolio securities instead of cash if the Investment Manager, in its sole discretion, determines it to be in the best interest of the remaining shareholders. Such in-kind distributions typically represent a pro-rata portion of Fund portfolio assets subject to adjustments (e.g., for non-transferable securities, round lots and derivatives). In the event the Fund distributes portfolio securities in kind, shareholders may incur brokerage and other transaction costs associated with converting the portfolio securities into cash. Also, the portfolio securities may increase or decrease in value after they are distributed but before they are converted into cash. For U.S. federal income tax purposes, redemptions paid in securities are generally treated the same as redemptions paid in cash. If, during any 90-day period, you redeem shares in an amount greater than $250,000 or 1% of the Fund’s net assets (whichever is less), and if the Investment Manager determines it to be feasible and appropriate, the Fund may pay the redemption amount above such threshold by an in-kind distribution of Fund portfolio securities. Although shares of the Fund may not be purchased or sold by individual owners of Contracts or Qualified Plans, this policy applies indirectly to Contract and Qualified Plan owners.
Potential Conflicts of Interest – Mixed and Shared Funding
The Fund is available for purchase only through Contracts offered by participating insurance companies, Qualified Plans and other qualified institutional investors authorized by the Distributor. Due to differences in tax treatment and other considerations, the interests of various Contract owners, and the interests of Qualified Plan participants, if any, may conflict. The Fund does not foresee any disadvantages to investors arising from these potential conflicts of interest at this time. Nevertheless, the Board of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.
Order Processing
Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Qualified Plan sponsor are processed on business days. Orders received in “good form” by the Transfer Agent or a financial intermediary, including your participating insurance company or Qualified Plan sponsor, before the end of a business day are priced at the NAV per share of the Fund's applicable share class on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. An order is in “good form” if the Transfer Agent or your financial intermediary has all of the information and documentation it deems necessary to effect your order. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Qualified Plan. Any charges that apply to your Contract or Qualified Plan, and any charges that apply to separate accounts of participating insurance companies or Qualified Plans that may own shares directly, are described in your separate Contract prospectus or Qualified Plan disclosure documents.
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About Fund Shares and Transactions (continued)
You may transfer all or part of your investment in the Fund to one or more of the other investment options available under your Contract or Qualified Plan. You may provide instructions to sell any amount allocated to the Fund. Proceeds will be mailed within seven days after your surrender or withdrawal request is received in good form by an authorized agent. The amount you receive may be more or less than the amount you invested.
Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for more information about transfers as well as surrenders and withdrawals.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Fund or certain of its service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Fund are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information; and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading. Investments in a Fund by institutional investors in connection with redemptions in-kind are exempt from the Excessive Trading Policies and Procedures because they generally do not raise market timing or excessive trading concerns. Further discussion about the Fund’s use of redemptions in-kind is available under Satisfying Fund Redemption Requests.
The Fund reserves the right to reject, without any prior notice, any purchase or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a purchase or transfer order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to purchase or transfer transactions communicated directly to the Transfer Agent and to those received by financial intermediaries.
Specific Buying and Transferring Limitations — If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including transfer buy orders, involving any Fund.
For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future purchase orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common
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Columbia Variable Portfolio – Balanced Fund
About Fund Shares and Transactions (continued)
intermediary generally will not be considered to be under common ownership or control. The Fund reserves the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or transfer orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients' transactions and accounts, and in these circumstances, the identities of the financial intermediary clients that beneficially own Fund shares are often not known to the Fund.
Some financial intermediaries apply their own restrictions or policies to their clients’ transactions and accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■
negative impact on the Fund's performance;
■
potential dilution of the value of the Fund's shares;
■
interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■
losses on the sale of investments resulting from the need to sell securities at less favorable prices; and
■
increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution, which may be exacerbated as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments do not work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded securities and other debt instruments that are rated below investment grade (commonly called “high-yield” or “junk” bonds), equity securities of small-capitalization companies, floating rate loans, or tax-exempt or other securities that may trade infrequently, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities as of the Fund's valuation time. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest only, or significantly, in highly liquid securities, in part because the Fund may have difficulty selling these particular investments at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by non-redeeming shareholders.
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About Fund Shares and Transactions (continued)
Excessive Trading Practices Policy of Columbia Variable Portfolio - Government Money Market Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Variable Portfolio - Government Money Market Fund shares. However, since frequent purchases and sales of Columbia Variable Portfolio - Government Money Market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Variable Portfolio - Government Money Market Fund) and disrupting portfolio management strategies, Columbia Variable Portfolio - Government Money Market Fund reserves the right, but has no obligation, to reject any purchase or transfer transaction at any time. Columbia Variable Portfolio - Government Money Market Fund has no limits on purchase or transfer transactions. In addition, Columbia Variable Portfolio - Government Money Market Fund reserves the right to impose or modify restrictions on purchases, transfers or trading of Fund shares at any time.
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Columbia Variable Portfolio – Balanced Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■
It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■
A mutual fund can also have capital gains if the value of its investments increases.
In the case of the Fund, because the Fund expects to be treated as a partnership for tax purposes, it is not required to and does not expect to make regular distributions to its shareholders (other than in redemption of Fund shares), but may do so in the sole discretion of the Fund’s Board of Trustees (or its delegates).
Taxes and Your Investment
Taxation of the Fund: The Fund is currently treated and expects to continue to be treated as a partnership that is not a “publicly traded partnership” for U.S. federal income tax purposes. If the Fund were not to qualify for such treatment, the Fund could be subject to U.S. federal income tax at the Fund level, which would reduce the value of an investment in the Fund.
As a partnership that is not a “publicly traded partnership,” the Fund is generally not itself subject to U.S. federal income tax. Instead, each shareholder will be required to take into account for U.S. federal income tax purposes its allocable share of the Fund’s income, gains, losses, deductions, credits, and other tax items, without regard to whether such shareholder has received or will receive corresponding distributions from the Fund. In addition, unlike mutual funds that intend to be treated as regulated investment companies for U.S. federal income tax purposes, the Fund is not required to meet any specific qualifying income or distribution requirements, although to the extent regulated investment companies invest in the Fund, such requirements will be taken into account by the Fund.
Certain Fund income may be subject to tax in other countries, including withholding or other taxes on dividends, interest or capital gains. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. In certain countries the Fund may incur a higher rate of tax on dividends than it would have incurred if the Fund had been treated as a regulated investment company.
Taxation of Fund Shares: Shares of the Fund are only offered to separate accounts of participating insurance companies, Qualified Plans, and certain other eligible persons or plans permitted to hold shares of the Fund pursuant to the applicable U.S. Treasury Regulations without impairing the ability of participating insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended. Each participating insurance company, including each participating insurance company that is an affiliate of the Investment Manager, includes in its taxable income any net investment income derived from the investment of assets held in its separate accounts because the insurance company is considered the owner of these assets under federal income tax law. The insurance company may claim certain tax benefits associated with this investment income, which benefits may be greater with respect to the Fund than if the Fund were treated as a regulated investment company for U.S. federal income tax purposes. These benefits, which may include foreign tax credits (which can reduce the insurance company’s U.S. taxes on foreign source income) and the corporate dividends-received deduction (which is a tax deduction for the insurance company attributable to certain dividends received by the Fund), are not passed on to Contract owners since the affiliated insurance company is the owner of the assets under federal tax law and is taxed on the investment income generated by the assets.
Taxation of Variable Annuity Contracts and Variable Life Insurance Policies: Your Contract may qualify for favorable tax treatment. Please refer to your Contract prospectus for more information about the tax implications of your investment in the Contract. As long as your Contract continues to qualify for such favorable tax treatment, you will not be taxed currently on your investment in the Fund through such Contract, even if the Fund makes allocations or distributions to the separate account and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the separate accounts of participating insurance companies, which maintain and invest net proceeds from Contracts, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a Contract will be “adequately diversified.” If the Fund does not meet such requirements because its investments are not adequately
38
Prospectus 2026

Columbia Variable Portfolio – Balanced Fund
Distributions and Taxes (continued)
diversified, your Contract could lose its favorable tax treatment, and income and gain allocable to your Contract could be taxable currently to you. This could also occur if Contract holders are found to have an impermissible level of control over the investments underlying their Contracts or if the Fund does not qualify for treatment as a partnership that is not a “publicly traded partnership.” You should consult with the participating insurance company that issued your Contract, plan sponsor, or other eligible investor through which your investment in the Fund is made regarding the U.S. federal income taxation of your investment.
 FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your indirect investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account other than a Contract, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
Prospectus 2026
39

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Columbia Variable Portfolio – Balanced Fund
Financial Highlights
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total return for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Form N-CSR, which is available upon request.
Prospectus 2026
41

Columbia Variable Portfolio – Balanced Fund
Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Year Ended 12/31/2025	$48.88	0.96	5.91	6.87
Year Ended 12/31/2024	$42.67	0.96	5.25	6.21
Year Ended 12/31/2023	$35.15	0.76	6.76	7.52
Year Ended 12/31/2022	$42.17	0.49	(7.51)	(7.02)
Year Ended 12/31/2021	$36.71	0.33	5.13	5.46
Class 2
Year Ended 12/31/2025	$47.63	0.81	5.74	6.55
Year Ended 12/31/2024	$41.67	0.82	5.14	5.96
Year Ended 12/31/2023	$34.41	0.65	6.61	7.26
Year Ended 12/31/2022	$41.39	0.40	(7.38)	(6.98)
Year Ended 12/31/2021	$36.11	0.24	5.04	5.28
Class 3
Year Ended 12/31/2025	$48.29	0.88	5.84	6.72
Year Ended 12/31/2024	$42.20	0.88	5.21	6.09
Year Ended 12/31/2023	$34.81	0.69	6.70	7.39
Year Ended 12/31/2022	$41.81	0.42	(7.42)	(7.00)
Year Ended 12/31/2021	$36.44	0.27	5.10	5.37

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
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Columbia Variable Portfolio – Balanced Fund
Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000's)
Class 1
Year Ended 12/31/2025	$55.75	14.05%	0.75%(c)	0.75%(c)	1.85%	126%	$77,391
Year Ended 12/31/2024	$48.88	14.56%	0.75%(c)	0.74%(c)	2.04%	196%	$51,263
Year Ended 12/31/2023	$42.67	21.40%	0.76%(c)	0.75%(c)	1.97%	182%	$28,713
Year Ended 12/31/2022	$35.15	(16.65%)	0.76%(c)	0.76%(c)	1.31%	134%	$15,285
Year Ended 12/31/2021	$42.17	14.88%	0.75%(c)	0.75%(c)	0.82%	118%	$11,736
Class 2
Year Ended 12/31/2025	$54.18	13.75%	1.00%(c)	1.00%(c)	1.60%	126%	$281,227
Year Ended 12/31/2024	$47.63	14.30%	1.00%(c)	0.99%(c)	1.78%	196%	$201,991
Year Ended 12/31/2023	$41.67	21.10%	1.01%(c)	1.00%(c)	1.71%	182%	$132,373
Year Ended 12/31/2022	$34.41	(16.87%)	1.01%(c)	1.01%(c)	1.12%	134%	$81,461
Year Ended 12/31/2021	$41.39	14.62%	1.00%(c)	1.00%(c)	0.60%	118%	$33,191
Class 3
Year Ended 12/31/2025	$55.01	13.91%	0.87%(c)	0.87%(c)	1.72%	126%	$1,322,701
Year Ended 12/31/2024	$48.29	14.43%	0.88%(c)	0.87%(c)	1.91%	196%	$1,285,957
Year Ended 12/31/2023	$42.20	21.23%	0.89%(c)	0.87%(c)	1.82%	182%	$1,219,262
Year Ended 12/31/2022	$34.81	(16.74%)	0.88%(c)	0.88%(c)	1.13%	134%	$1,073,005
Year Ended 12/31/2021	$41.81	14.74%	0.88%(c)	0.88%(c)	0.69%	118%	$1,406,738

Prospectus 2026
43

Columbia Variable Portfolio – Balanced Fund

For More Information
The Fund is generally available only to owners of Contracts issued by participating insurance companies and participants in Qualified Plans. Please refer to your Contract prospectus or Qualified Plan disclosure documents for information about how to buy, sell and transfer shares of the Fund.
Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders and in Form N-CSR. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In the Fund’s Form N-CSR, you will find the Fund’s annual and semiannual financial statements. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail: Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
By Telephone: 800.345.6611
Online: columbiathreadneedleus.com
Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
The investment company registration number of Columbia Funds Variable Series Trust II, of which the Fund is a series, is 811-22127.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.
The Fund is distributed by Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2026 Columbia Threadneedle. All rights reserved.
PRO7000_12_E01_(05/26)

Columbia Variable Portfolio - Cornerstone Growth Fund
(formerly known as Columbia Variable Portfolio – Large Cap Growth Fund)
Prospectus
May 1, 2026

The Fund may offer Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). There are no exchange ticker symbols associated with shares of the Fund.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Columbia Variable Portfolio - Cornerstone Growth Fund

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Prospectus 2026

Columbia Variable Portfolio - Cornerstone Growth Fund
Summary of the Fund
Investment Objective
Columbia Variable Portfolio - Cornerstone Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management fees	0.68%	0.68%	0.68%
Distribution and/or service (12b-1) fees	0.00%	0.25%	0.13%
Other expenses	0.03%	0.03%	0.03%
Total annual Fund operating expenses(a)	0.71%	0.96%	0.84%
(a)
“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
 Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■
you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■
your investment has a 5% return each year, and
■
the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
	1 year	3 years	5 years	10 years
Class 1 (whether or not shares are redeemed)	$73	$227	$395	$883
Class 2 (whether or not shares are redeemed)	$98	$306	$531	$1,178
Class 3 (whether or not shares are redeemed)	$86	$268	$466	$1,037
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.
Prospectus 2026
3

Columbia Variable Portfolio - Cornerstone Growth Fund
Summary of the Fund (continued)
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that fall within the range of the Russell 1000® Growth Index (the Capitalization Index). These companies have market capitalizations in the range of companies in the Capitalization Index, which ranged between $134.5 million and $4.2 trillion as of March 31, 2026. The market capitalization range and composition of companies in the Capitalization Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund may continue to hold a security even if the company’s market capitalization is no longer within the range of the Capitalization Index. The Fund invests primarily in common stocks of companies that the investment manager believes have long-term competitive advantages and have the potential for sustainable, above-average, revenue and earnings growth. Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “growth” companies. The Fund considers “growth” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of growth companies, have a higher Institutional Brokers' Estimate System (I/B/E/S) medium-term growth forecast (two year) than the median ranked stock within the company’s GICS sector, or have a higher sales per share historical growth rate (five year) than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify growth companies is the Russell 3000® Growth Index, although the Fund may change this index without prior notice. The I/B/E/S is a database used by brokers and investors to access the estimates made by stock analysts regarding the future earnings of publicly traded American companies. The I/B/E/S medium term growth forecast is a measure of the average annualized EPS (earnings per share) growth forecast of contributing analysts/estimators for the forthcoming two years.
The Fund may at times emphasize one or more sectors in selecting its investments, including the information technology sector.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
Principal Risks
An investment in the Fund involves risks, including Sector Risk, Market Risk, Growth Securities Risk and Large-Cap Stock Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts and/or Global Depositary Receipts. Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, which may be related to the particular political, regulatory, economic, social and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country and fluctuations in such country’s currency, as well as market risk tied to the underlying foreign company. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical domestic company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that a depositary receipt will continue to trade on
4
Prospectus 2026

Columbia Variable Portfolio - Cornerstone Growth Fund
Summary of the Fund (continued)
an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.
Equity Securities Risk. Equity securities may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. Investing in securities of foreign companies subjects the Fund to the risks associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, including risks related to political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time. Growth securities may also be sensitive to movements in interest rates.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.
■
Large-Cap Stock Risk. Investments in larger, more established companies (larger companies) may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other
Prospectus 2026
5

Columbia Variable Portfolio - Cornerstone Growth Fund
Summary of the Fund (continued)
conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors, including the information technology sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in that group of industries or economic sector.
■
Information Technology Sector. The Fund is vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance, as well as another measure of performance for markets in which the Fund may invest.
Except for differences in annual returns resulting from differences in expenses (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.
The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.
Year by Year Total Return (%) as of December 31 Each Year	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	2nd Quarter 2020	26.31%
	Worst	2nd Quarter 2022	-21.89%
6
Prospectus 2026

Columbia Variable Portfolio - Cornerstone Growth Fund
Summary of the Fund (continued)
 Average Annual Total Returns (for periods ended December 31, 2025)

	Share Class Inception Date	1 Year	5 Years	10 Years
Class 1	05/03/2010	16.14%	14.04%	15.97%
Class 2	05/03/2010	15.85%	13.75%	15.69%
Class 3	09/15/1999	15.98%	13.90%	15.83%
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)		18.56%	15.32%	18.13%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)		17.37%	13.59%	14.59%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC
Portfolio Management	Title	Role with Fund	Managed Fund Since
Tiffany Wade	Senior Portfolio Manager	Co-Portfolio Manager	2021
Michael Guttag	Senior Portfolio Manager	Co-Portfolio Manager	2024
Purchase and Sale of Fund Shares
The Fund is available for purchase through Contracts offered by the separate accounts of participating insurance companies or Qualified Plans or by other eligible investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). Shares of the Fund may not be purchased or sold by individual owners of Contracts or Qualified Plans. If you are a Contract holder or Qualified Plan participant, please refer to your separate Contract prospectus or Qualified Plan disclosure documents for information about minimum investment requirements and how to purchase and redeem shares of the Fund on days the Fund is open for business.
Tax Information
The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders which are generally the participating insurance companies investing in the Fund through separate accounts or Qualified Plans or certain other eligible investors authorized by the Distributor. You should consult with the participating insurance company that issued your Contract, plan sponsor or other eligible investor through which your investment in the Fund is made regarding the U.S. federal income taxation of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries
If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial advisor or salesperson or visit your financial intermediary’s website for more information.
Prospectus 2026
7

Columbia Variable Portfolio - Cornerstone Growth Fund
More Information About the Fund
Investment Objective
Columbia Variable Portfolio - Cornerstone Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth. Only shareholders can change the Fund’s investment objective. Because any investment involves risk, there is no assurance the Fund’s investment objective will be achieved.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large capitalization companies that fall within the range of the Russell 1000® Growth Index (the Capitalization Index). These companies have market capitalizations in the range of companies in the Capitalization Index, which ranged between $134.5 million and $4.2 trillion as of March 31, 2026. The market capitalization range and composition of companies in the Capitalization Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund may continue to hold a security even if the company’s market capitalization is no longer within the range of the Capitalization Index. The Fund invests primarily in common stocks of companies that the investment manager believes have long-term competitive advantages and have the potential for sustainable, above-average, revenue and earnings growth. Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “growth” companies. The Fund considers “growth” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of growth companies, have a higher Institutional Brokers' Estimate System (I/B/E/S) medium-term growth forecast (two year) than the median ranked stock within the company’s GICS sector, or have a higher sales per share historical growth rate (five year) than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify growth companies is the Russell 3000® Growth Index, although the Fund may change this index without prior notice. The I/B/E/S is a database used by brokers and investors to access the estimates made by stock analysts regarding the future earnings of publicly traded American companies. The I/B/E/S medium term growth forecast is a measure of the average annualized EPS (earnings per share) growth forecast of contributing analysts/estimators for the forthcoming two years.
The Fund may at times emphasize one or more sectors in selecting its investments, including the information technology sector.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies.
In selecting investments, Columbia Management Investment Advisers, LLC (the Investment Manager) employs fundamental analysis with risk management analysis in identifying investment opportunities and constructing the Fund’s portfolio. The Investment Manager considers, among other factors:
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overall economic and market conditions; and
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the financial condition and management of a company, including its competitive position, the quality of its balance sheet and earnings, its future prospects, and the potential for growth and stock price appreciation.
The Investment Manager may sell a security when the security’s price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects; if other investments are more attractive; or for other reasons.
The Fund’s investment policies with respect to 80% of its net assets may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change.
Principal Risks
An investment in the Fund involves risks, including Sector Risk, Market Risk, Growth Securities Risk and Large-Cap Stock Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in
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the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts and/or Global Depositary Receipts. Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, which may be related to the particular political, regulatory, economic, social and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country and fluctuations in such country’s currency, as well as market risk tied to the underlying foreign company. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical domestic company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that a depositary receipt will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.
Equity Securities Risk. Investments in equity securities represent ownership in a company that fluctuates in value with changes in the company’s financial condition. Equity markets may experience significant volatility at times and may fall sharply in response to adverse events. Certain segments of the equity market may react differently than other segments and U.S. markets may react differently than foreign markets. Individual equity prices also may experience dramatic movements in price. Price movements may result from factors affecting individual companies, sectors, or industries selected for the Fund’s portfolio or the securities market as a whole, including periods of slower growth or recessionary economic conditions, future expectations of poor economic conditions, changes in political or social conditions, and lack of investor confidence. In addition, individual equity interests may be adversely affected by factors such as reduced sales, increased costs, or a negative outlook for the future performance of the company. As compared with preferred stock and debt, common stock generally involves greater risk and has lower priority when liquidation, bankruptcy, and dividend payments are made. Preferred stock may be subordinated to bonds or other debt instruments in a company’s capital structure and is typically less liquid than common stock.
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities may also be less liquid, making them more difficult to trade, than securities of U.S. companies so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. In some cases, such withholding or other taxes could potentially be confiscatory. Other risks include: possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about foreign companies; the impact of economic, political, social, diplomatic or other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics), possible seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; the imposition of
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economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. In addition, as a result of economic sanctions, the Fund may be forced to sell or otherwise dispose of investments at inopportune times or prices, which could result in losses to the Fund and increased transaction costs. These conditions may be in place for a substantial period of time and enacted with limited advance notice to the Fund. The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets. Additionally, investments in certain countries may subject the Fund to a number of tax rules, the application of which may be uncertain. Countries may amend or revise their existing tax laws, regulations and/or procedures in the future, possibly with retroactive effect. Changes in or uncertainties regarding the laws, regulations or procedures of a country could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies located in such countries in which the Fund invests, or result in unexpected tax liabilities for the Fund. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency exchange controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time. Growth securities may also be sensitive to movements in interest rates.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.
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Large-Cap Stock Risk. Investments in larger companies may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial
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market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. In addition, the Iranian conflict that commenced in February 2026 may result in similar, and potentially more severe, disruptions. Escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors, including the information technology sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in that group of industries or economic sector.
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Information Technology Sector. The Fund is vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus or as otherwise required by the Investment Company Act of 1940, as amended (the 1940 Act), the rules and regulations thereunder and any applicable exemptive relief, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
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Holding Other Kinds of Investments
The Fund may hold other investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s Form N-CSR or by visiting columbiathreadneedleus.com.
Transactions in Derivatives
The Fund may enter into derivative transactions or otherwise have exposure to derivative transactions through underlying investments. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the Secured Overnight Financing Rate (commonly known as SOFR)) or market indices (such as the Standard & Poor’s 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. The U.S. government and the European Union (and some other jurisdictions) have enacted regulations and similar requirements that prescribe clearing, margin, reporting and registration requirements for participants in the derivatives market. These requirements are evolving and their ultimate impact on the Fund remains unclear, but such impact could include restricting and/or imposing significant costs or other burdens upon the Fund’s participation in derivatives transactions. Additionally, regulations governing the use of derivatives by registered investment companies, such as the Fund, require, among other things, that a fund that invests in derivative instruments beyond a specified limited amount apply a value-at-risk-based limit to its portfolio and establish a comprehensive derivatives risk management program. As of the date of this prospectus, the Fund is not required to maintain a comprehensive derivatives risk management program given its more limited use of derivatives. For more information on the risks of derivative investments and strategies, see the SAI.
Affiliated Fund Investing
The Investment Manager or an affiliate serves as investment adviser to funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds”, and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds, which may include the Fund (collectively referred to in this section as Underlying Funds), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may
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experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares. Although the Investment Manager or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when the Investment Manager or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. In order to meet such redemptions, an Underlying Fund may be forced to sell its liquid (or more liquid) positions, leaving the Underlying Fund holding, post-redemption, a relatively larger position in illiquid investments (i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment) or less liquid securities. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager or its affiliate also has a conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as forward contracts, futures contracts, options, structured investments and swaps, for various purposes, including among others, investing in particular derivatives in seeking to reduce investment exposures, or in seeking to achieve indirect investment exposures, to a sector, country, region or currency where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
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Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund's website (columbiathreadneedleus.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the Fund's website may not always be current.
 FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmark(s), and accordingly the Fund's holdings may diverge from those of its benchmark(s). In addition, the Fund may invest in securities outside any industry and geographic sectors represented in its benchmark(s). The Fund's weightings in individual securities, and in industry or geographic sectors, may also vary considerably from those of its benchmark(s).
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year, may vary by share class and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios reflect the Fund’s fee arrangements as of the date of this prospectus and, unless indicated otherwise, are based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but unless indicated otherwise in the Annual Fund Operating Expenses table, no adjustments have been or will be made to the expense ratios to reflect any differences in the Fund’s average net assets between the most recently completed fiscal year and the date of this prospectus or a later date. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
 FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are allocated on a pro rata basis across all share classes. These fees include certain sub-transfer agency and shareholder servicing fees. For more information on these fees, see About Fund Shares and Transactions — Financial Intermediary Compensation.
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Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:
Columbia Variable Portfolio – Cornerstone Growth Fund
Class 1	0.73%
Class 2	0.98%
Class 3	0.855%
Under the arrangement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings and infrequent and/or unusual expenses. This arrangement may be revised or discontinued at any time.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Fund’s returns might have been lower.
Primary Service Provider Contracts
The Fund enters into contractual arrangements (Service Provider Contracts) with various service providers, including, among others, the Investment Manager, the Distributor, Columbia Management Investment Services Corp. (the Transfer Agent) and the Fund’s custodian. The Fund’s Service Provider Contracts are solely among the parties thereto. Shareholders are not parties to, or intended to be third-party beneficiaries of, any Service Provider Contracts. Further, this prospectus, the SAI and any Service Provider Contracts are not intended to give rise to any agreement, duty, special relationship or other obligation between the Fund and any investor, or give rise to any contractual, tort or other rights in any individual shareholder, group of shareholders or other person, including any right to assert a fiduciary or other duty, enforce the Service Provider Contracts against the parties or to seek any remedy thereunder, either directly or on behalf of the Fund. Nothing in the previous sentence should be read to suggest any waiver of any rights under federal or state securities laws.
The Investment Manager, the Distributor, and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 290 Congress Street, Boston, MA 02210 and serves as investment adviser and administrator to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, debt instruments and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
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Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing the Fund’s investments. The Investment Manager is also responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s other service providers and the provision of related clerical and administrative services.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint unaffiliated subadvisers by entering into subadvisory agreements with them, and to change in material respects the terms of those subadvisory agreements, including the fees paid thereunder, for the Fund without first obtaining shareholder approval, thereby avoiding the expense and delays typically associated with obtaining shareholder approval. The Fund furnishes shareholders with information about new subadvisers retained in reliance on the order within 90 days after hiring the subadviser. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager discloses to the Board the nature of any such material relationships. The SEC has issued a separate order that permits the Board to approve new subadvisory agreements or material changes to existing subadvisory agreements at a meeting that is not in person, provided that the Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting and other conditions of the order are satisfied. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
The Fund pays the Investment Manager a fee for its management services, which include investment advisory services and administrative services. The fee is calculated as a percentage of the daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, management services fees paid to the Investment Manager by the Fund amounted to 0.68% of average daily net assets of the Fund, before any applicable reimbursements.
A discussion regarding the basis for the Board’s approval of the renewal of the Fund’s management agreement is available in the Fund’s Form N-CSR for the fiscal period ended June 30, 2025.
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.
Portfolio Management	Title	Role with Fund	Managed Fund Since
Tiffany Wade	Senior Portfolio Manager	Co-Portfolio Manager	2021
Michael Guttag	Senior Portfolio Manager	Co-Portfolio Manager	2024
Ms. Wade joined one of the Columbia Management legacy firms or acquired business lines in 2010. Ms. Wade began her investment career in 2008 and earned a B.A. in economics from Brown University.
Mr. Guttag joined the Investment Manager in 2021. Prior to joining the Investment Manager, Mr. Guttag worked at Renaissance Macro Research from 2012 to 2021. Mr. Guttag began his investment career in 2010 and earned a B.S. and a B.A. from Syracuse University, Martin J. Whitman School of Management.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 290 Congress Street, Boston, MA 02210. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
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Columbia Variable Portfolio - Cornerstone Growth Fund
More Information About the Fund (continued)
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 290 Congress Street, Boston, MA 02210, and its responsibilities include processing purchases, redemptions and transfers of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Transfer Agent has engaged SS&C GIDS, Inc. to provide various sub-transfer agency services. The Fund pays a service fee to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners and the separate accounts. The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
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compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
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the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
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separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
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regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
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insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests;
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regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund; and
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insurance companies investing in the Fund may be affiliates of Ameriprise Financial; these affiliated insurance companies, individually and collectively, may hold through separate accounts a significant portion of the Fund's shares and may also invest in separate accounts managed by the Investment Manager that have the same or substantially similar investment objectives and strategies as the Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
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Columbia Variable Portfolio - Cornerstone Growth Fund
More Information About the Fund (continued)
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s Form N-CSR and in the SAI. Additionally, Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
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Columbia Variable Portfolio - Cornerstone Growth Fund
About Fund Shares and Transactions
Description of the Share Classes
Share Class Features
The Fund offers the classes of shares set forth on the cover of this prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class 1, Class 2 and Class 3 shares.
	Class 1 Shares	Class 2 Shares	Class 3 Shares
Eligible Investors
Shares of the Fund are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies
(collectively, Contracts) or qualified pension and retirement plans (Qualified Plans) or other eligible investors authorized by the Distributor.

Investment Limits	none	none	none
Conversion Features	none	none	none
Front-End Sales Charges	none	none	none
Contingent Deferred Sales Charges (CDSCs)	none	none	none
Maximum Distribution and/or Service Fees	none	0.25%	0.125%
 FUNDamentals
Financial Intermediaries
The term “financial intermediary” refers to the insurance company that issued your contract, qualified pension or retirement plan sponsors or the financial intermediary that employs your financial advisor. Financial intermediaries also include broker-dealers and financial advisors as well as firms that employ broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other firms in the financial services industry, including Ameriprise Financial and its affiliates.
Distribution and/or Service Fees
Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board has approved, and the Fund has adopted, a distribution plan which sets the distribution fees that are periodically deducted from the Fund’s assets for Class 2 and Class 3 shares. The distribution fee for Class 2 shares is 0.25% and the distribution fee for Class 3 shares is 0.125%. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or financial intermediaries for selling shares of the Fund and/or providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.
The Fund will pay these fees to the Distributor and/or to eligible financial intermediaries for as long as the distribution plan continues. The Fund may reduce or discontinue payments at any time.
The Fund pays a service fee to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners, Qualified Plan participants and the separate accounts.
Financial Intermediary Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to financial intermediaries, primarily to affiliated and unaffiliated insurance companies, for marketing/sales support services relating to the Fund (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary; gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary; or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the Marketing Support Payments to any one financial intermediary are generally between 0.05% and
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Columbia Variable Portfolio - Cornerstone Growth Fund
About Fund Shares and Transactions (continued)
0.40% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.05% and 0.25% on an annual basis for a financial intermediary receiving a payment based on gross sales of the Columbia Funds attributable to the financial intermediary.
As employee compensation and business unit operating goals at all levels are generally tied to the success of Ameriprise Financial, employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, are incented to include shares of the Columbia Funds in Contracts offered by affiliated insurance companies. Certain employees, directly or indirectly, receive higher compensation and other benefits as investment in the Columbia Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the Distributor and the Investment Manager, and the products they offer, including the Fund.
In addition, the Transfer Agent has certain arrangements in place to compensate financial intermediaries, primarily to affiliated and unaffiliated insurance companies, that hold Fund shares through networked and omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial Fund shareholders (Shareholder Services). Shareholder Services and related fees vary by financial intermediary and may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, maintenance of shareholder records, preparation of account statements and provision of customer service, and are not intended to include services that are primarily intended to result in the sale of Fund shares. Payments for Shareholder Services generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares. Each Fund pays the Transfer Agent a service fee equal to the payments made by the Transfer Agent to participating insurance companies and other financial intermediaries that provide Shareholder Services up to the lesser of the amount charged by the financial intermediary or a contractual asset-based cap. Payments of amounts that exceed the amount paid by the Fund are borne by the Transfer Agent, the Investment Manager and/or their affiliates.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates typically make other payments or allow promotional incentives to certain broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the financial intermediaries, including Ameriprise Financial affiliates, to which the Distributor, the Investment Manager or their affiliates have agreed to make Marketing Support Payments and fee payments for Shareholder Services.
Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial advisors may have a conflict of interest or financial incentive with respect to recommendations regarding the Fund or any Contract or Qualified Plan that includes the Fund.
Share Price Determination
The price you pay or receive when you buy, sell or transfer shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day, with the value of the Fund's shares based on the total value of all of the securities and other assets that it holds as of such specified time.
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Columbia Variable Portfolio - Cornerstone Growth Fund
About Fund Shares and Transactions (continued)
 FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV per share as follows:
NAV per share = (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
 FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day typically ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. The Fund will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as a close of regular trading on the NYSE for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Nonetheless, the NAV of Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Fund’s Board may approve or ratify. On holidays and other days when the NYSE is closed, the Fund’s NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities listed on an exchange are typically valued at the closing price or last trade on their primary exchange at the close of business of the NYSE. Equity securities without a readily available closing price or that are not listed on any exchange are typically valued at the mean between the closing bid and asked prices. Other equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are fair valued unless market quotations are readily available, fixed income investments maturing in 60 days or less are valued primarily using the amortized cost method, unless this methodology results in a valuation that does not approximate the market value of these securities, and those maturing in excess of 60 days are valued based on prices obtained from a pricing service, if available (which may represent market values or fair values). Investments in other open-end funds are valued at their published NAVs. The value of the Fund’s portfolio securities is determined in accordance with the valuation policy approved by the Board (the Valuation Policy). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Investment Manager as the Fund’s valuation designee. The Investment Manager, in turn, has authorized its valuation committee to make fair value determinations and to carry out supervisory and certain other functions relating to the valuation of Fund portfolio securities, pursuant to the Valuation Policy.
If a market price is not readily available or is deemed not to reflect market value for a portfolio security, the Investment Manager will determine the price based on a determination of the security's fair value pursuant to the Valuation Policy. In addition, the Investment Manager may use fair valuation techniques to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security.
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Columbia Variable Portfolio - Cornerstone Growth Fund
About Fund Shares and Transactions (continued)
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Investment Manager uses fair valuation to price equity securities, it may value those securities higher or lower than another fund or manager would. Also, fair valuation of Fund holdings may cause the Fund's performance to diverge to a greater degree from the performance of various benchmark indices used to compare the Fund's performance because indices generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Futures and options on futures are valued based upon the settlement price as determined by the principal exchange on which they are traded or, in the absence of a settlement price, at the mean of the closing bid and ask. Generally, over-the-counter derivatives, such as swaps and swaptions, are valued based on a price provided by an approved pricing service.
Shareholder Information
Each share class has its own cost structure and other features. Your product may not offer every share class. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the Fund and available under your product. Shares of the Fund are generally available for purchase only by participating insurance companies in connection with Contracts and Qualified Plan sponsors.
The Fund, the Distributor or the Transfer Agent may refuse any order to buy or transfer shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.
Shares of the Fund may not be purchased or sold directly by individual Contract owners or participants in a Qualified Plan. When you sell your shares through your Contract or Qualified Plan, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations, as described under Satisfying Fund Redemption Requests below.
Depending on the context, references to “you” or “your” herein refer either to the holder of a Contract, participant in a Qualified Plan or qualified institutional investor who may select Fund shares to fund his or her investment in the Contract or Qualified Plan or to the participating insurance company as the holder of Fund shares through one or more separate accounts or the Qualified Plan.
Satisfying Fund Redemption Requests
The Fund typically expects to send the redeeming participating insurance company or Qualified Plan sponsor payment for shares within two business days after your trade date. The Fund can suspend redemptions and/or delay payment of redemption proceeds for up to seven days. The Fund can also suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.
The Fund typically seeks to satisfy redemption requests from cash or cash equivalents held by the Fund, from the proceeds of orders to purchase Fund shares or from the proceeds of sales of Fund holdings effected in the normal course of managing the Fund. However, the Fund may have to sell Fund holdings, including in down markets, to meet heavier than usual redemption requests. For example, under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Fund’s investments, the Fund may be more likely to be forced to sell Fund holdings to meet redemptions than under normal market circumstances. In these situations, the Fund’s portfolio managers may have to sell Fund holdings that would not otherwise be sold because, among other reasons, the current price to be received is less than the value of the holdings perceived by the Fund’s portfolio managers. The Fund may also, under certain circumstances (but more likely under stressed or abnormal market conditions or circumstances), borrow money under a credit facility to which the Fund and certain other Columbia Funds are parties or from other Columbia Funds under an interfund lending program (except for closed-end funds and money market funds, which are not eligible to borrow under the program). The Fund and the
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Columbia Variable Portfolio - Cornerstone Growth Fund
About Fund Shares and Transactions (continued)
other Columbia Funds are limited as to the amount that each may individually and collectively borrow under the credit facility and the interfund lending program. As a result, borrowings available to the Fund under the credit facility and the interfund lending program might be insufficient, alone or in combination with the other strategies described herein, to satisfy Fund redemption requests. Please see About Fund Investments – Borrowings – Interfund Lending in the SAI for more information about the credit facility and interfund lending program. The Fund is also limited in the total amount it may borrow. The Fund may only borrow to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any exemptive relief available to the Fund, which currently limit Fund borrowings to 33 1/3% of total assets (including any amounts borrowed) less liabilities (other than borrowings), plus an additional 5% of its total assets for temporary purposes (to be repaid within 60 days without extension or renewal), in each case determined at the time the borrowing is made.
In addition, the Fund reserves the right to honor redemption orders in whole or in part with in-kind distributions of Fund portfolio securities instead of cash if the Investment Manager, in its sole discretion, determines it to be in the best interest of the remaining shareholders. Such in-kind distributions typically represent a pro-rata portion of Fund portfolio assets subject to adjustments (e.g., for non-transferable securities, round lots and derivatives). In the event the Fund distributes portfolio securities in kind, shareholders may incur brokerage and other transaction costs associated with converting the portfolio securities into cash. Also, the portfolio securities may increase or decrease in value after they are distributed but before they are converted into cash. For U.S. federal income tax purposes, redemptions paid in securities are generally treated the same as redemptions paid in cash. If, during any 90-day period, you redeem shares in an amount greater than $250,000 or 1% of the Fund’s net assets (whichever is less), and if the Investment Manager determines it to be feasible and appropriate, the Fund may pay the redemption amount above such threshold by an in-kind distribution of Fund portfolio securities. Although shares of the Fund may not be purchased or sold by individual owners of Contracts or Qualified Plans, this policy applies indirectly to Contract and Qualified Plan owners.
Potential Conflicts of Interest – Mixed and Shared Funding
The Fund is available for purchase only through Contracts offered by participating insurance companies, Qualified Plans and other qualified institutional investors authorized by the Distributor. Due to differences in tax treatment and other considerations, the interests of various Contract owners, and the interests of Qualified Plan participants, if any, may conflict. The Fund does not foresee any disadvantages to investors arising from these potential conflicts of interest at this time. Nevertheless, the Board of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.
Order Processing
Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Qualified Plan sponsor are processed on business days. Orders received in “good form” by the Transfer Agent or a financial intermediary, including your participating insurance company or Qualified Plan sponsor, before the end of a business day are priced at the NAV per share of the Fund's applicable share class on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. An order is in “good form” if the Transfer Agent or your financial intermediary has all of the information and documentation it deems necessary to effect your order. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Qualified Plan. Any charges that apply to your Contract or Qualified Plan, and any charges that apply to separate accounts of participating insurance companies or Qualified Plans that may own shares directly, are described in your separate Contract prospectus or Qualified Plan disclosure documents.
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Columbia Variable Portfolio - Cornerstone Growth Fund
About Fund Shares and Transactions (continued)
You may transfer all or part of your investment in the Fund to one or more of the other investment options available under your Contract or Qualified Plan. You may provide instructions to sell any amount allocated to the Fund. Proceeds will be mailed within seven days after your surrender or withdrawal request is received in good form by an authorized agent. The amount you receive may be more or less than the amount you invested.
Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for more information about transfers as well as surrenders and withdrawals.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Fund or certain of its service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Fund are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information; and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading. Investments in a Fund by institutional investors in connection with redemptions in-kind are exempt from the Excessive Trading Policies and Procedures because they generally do not raise market timing or excessive trading concerns. Further discussion about the Fund’s use of redemptions in-kind is available under Satisfying Fund Redemption Requests.
The Fund reserves the right to reject, without any prior notice, any purchase or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a purchase or transfer order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to purchase or transfer transactions communicated directly to the Transfer Agent and to those received by financial intermediaries.
Specific Buying and Transferring Limitations — If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including transfer buy orders, involving any Fund.
For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future purchase orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common
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Columbia Variable Portfolio - Cornerstone Growth Fund
About Fund Shares and Transactions (continued)
intermediary generally will not be considered to be under common ownership or control. The Fund reserves the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or transfer orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients' transactions and accounts, and in these circumstances, the identities of the financial intermediary clients that beneficially own Fund shares are often not known to the Fund.
Some financial intermediaries apply their own restrictions or policies to their clients’ transactions and accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
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negative impact on the Fund's performance;
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potential dilution of the value of the Fund's shares;
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interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
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losses on the sale of investments resulting from the need to sell securities at less favorable prices; and
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increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution, which may be exacerbated as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments do not work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded securities and other debt instruments that are rated below investment grade (commonly called “high-yield” or “junk” bonds), equity securities of small-capitalization companies, floating rate loans, or tax-exempt or other securities that may trade infrequently, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities as of the Fund's valuation time. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest only, or significantly, in highly liquid securities, in part because the Fund may have difficulty selling these particular investments at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by non-redeeming shareholders.
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Columbia Variable Portfolio - Cornerstone Growth Fund
About Fund Shares and Transactions (continued)
Excessive Trading Practices Policy of Columbia Variable Portfolio - Government Money Market Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Variable Portfolio - Government Money Market Fund shares. However, since frequent purchases and sales of Columbia Variable Portfolio - Government Money Market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Variable Portfolio - Government Money Market Fund) and disrupting portfolio management strategies, Columbia Variable Portfolio - Government Money Market Fund reserves the right, but has no obligation, to reject any purchase or transfer transaction at any time. Columbia Variable Portfolio - Government Money Market Fund has no limits on purchase or transfer transactions. In addition, Columbia Variable Portfolio - Government Money Market Fund reserves the right to impose or modify restrictions on purchases, transfers or trading of Fund shares at any time.
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Columbia Variable Portfolio - Cornerstone Growth Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■
It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■
A mutual fund can also have capital gains if the value of its investments increases.
In the case of the Fund, because the Fund expects to be treated as a partnership for tax purposes, it is not required to and does not expect to make regular distributions to its shareholders (other than in redemption of Fund shares), but may do so in the sole discretion of the Fund’s Board of Trustees (or its delegates).
Taxes and Your Investment
Taxation of the Fund: The Fund is currently treated and expects to continue to be treated as a partnership that is not a “publicly traded partnership” for U.S. federal income tax purposes. If the Fund were not to qualify for such treatment, the Fund could be subject to U.S. federal income tax at the Fund level, which would reduce the value of an investment in the Fund.
As a partnership that is not a “publicly traded partnership,” the Fund is generally not itself subject to U.S. federal income tax. Instead, each shareholder will be required to take into account for U.S. federal income tax purposes its allocable share of the Fund’s income, gains, losses, deductions, credits, and other tax items, without regard to whether such shareholder has received or will receive corresponding distributions from the Fund. In addition, unlike mutual funds that intend to be treated as regulated investment companies for U.S. federal income tax purposes, the Fund is not required to meet any specific qualifying income or distribution requirements, although to the extent regulated investment companies invest in the Fund, such requirements will be taken into account by the Fund.
Certain Fund income may be subject to tax in other countries, including withholding or other taxes on dividends, interest or capital gains. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. In certain countries the Fund may incur a higher rate of tax on dividends than it would have incurred if the Fund had been treated as a regulated investment company.
Taxation of Fund Shares: Shares of the Fund are only offered to separate accounts of participating insurance companies, Qualified Plans, and certain other eligible persons or plans permitted to hold shares of the Fund pursuant to the applicable U.S. Treasury Regulations without impairing the ability of participating insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended. Each participating insurance company, including each participating insurance company that is an affiliate of the Investment Manager, includes in its taxable income any net investment income derived from the investment of assets held in its separate accounts because the insurance company is considered the owner of these assets under federal income tax law. The insurance company may claim certain tax benefits associated with this investment income, which benefits may be greater with respect to the Fund than if the Fund were treated as a regulated investment company for U.S. federal income tax purposes. These benefits, which may include foreign tax credits (which can reduce the insurance company’s U.S. taxes on foreign source income) and the corporate dividends-received deduction (which is a tax deduction for the insurance company attributable to certain dividends received by the Fund), are not passed on to Contract owners since the affiliated insurance company is the owner of the assets under federal tax law and is taxed on the investment income generated by the assets.
Taxation of Variable Annuity Contracts and Variable Life Insurance Policies: Your Contract may qualify for favorable tax treatment. Please refer to your Contract prospectus for more information about the tax implications of your investment in the Contract. As long as your Contract continues to qualify for such favorable tax treatment, you will not be taxed currently on your investment in the Fund through such Contract, even if the Fund makes allocations or distributions to the separate account and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the separate accounts of participating insurance companies, which maintain and invest net proceeds from Contracts, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a Contract will be “adequately diversified.” If the Fund does not meet such requirements because its investments are not adequately
Prospectus 2026
27

Columbia Variable Portfolio - Cornerstone Growth Fund
Distributions and Taxes (continued)
diversified, your Contract could lose its favorable tax treatment, and income and gain allocable to your Contract could be taxable currently to you. This could also occur if Contract holders are found to have an impermissible level of control over the investments underlying their Contracts or if the Fund does not qualify for treatment as a partnership that is not a “publicly traded partnership.” You should consult with the participating insurance company that issued your Contract, plan sponsor, or other eligible investor through which your investment in the Fund is made regarding the U.S. federal income taxation of your investment.
 FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your indirect investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account other than a Contract, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
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Columbia Variable Portfolio - Cornerstone Growth Fund
Financial Highlights
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total return for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Form N-CSR, which is available upon request.
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29

Columbia Variable Portfolio - Cornerstone Growth Fund
Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Year Ended 12/31/2025	$48.96	(0.11)	8.01	7.90
Year Ended 12/31/2024	$37.28	(0.07)	11.75	11.68
Year Ended 12/31/2023	$26.04	0.04	11.20	11.24
Year Ended 12/31/2022	$37.95	0.04	(11.95)	(11.91)
Year Ended 12/31/2021	$29.48	0.01	8.46	8.47
Class 2
Year Ended 12/31/2025	$47.19	(0.22)	7.70	7.48
Year Ended 12/31/2024	$36.02	(0.18)	11.35	11.17
Year Ended 12/31/2023	$25.23	(0.04)	10.83	10.79
Year Ended 12/31/2022	$36.85	(0.03)	(11.59)	(11.62)
Year Ended 12/31/2021	$28.71	(0.07)	8.21	8.14
Class 3
Year Ended 12/31/2025	$48.12	(0.17)	7.86	7.69
Year Ended 12/31/2024	$36.68	(0.13)	11.57	11.44
Year Ended 12/31/2023	$25.66	(0.00)	11.02	11.02
Year Ended 12/31/2022	$37.43	0.00	(11.77)	(11.77)
Year Ended 12/31/2021	$29.12	(0.03)	8.34	8.31

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
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Columbia Variable Portfolio - Cornerstone Growth Fund
Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000's)
Class 1
Year Ended 12/31/2025	$56.86	16.14%	0.71%	0.71%	(0.21%)	43%	$2,157,553
Year Ended 12/31/2024	$48.96	31.33%	0.72%(c)	0.71%(c)	(0.17%)	34%	$1,940,502
Year Ended 12/31/2023	$37.28	43.16%	0.72%	0.71%	0.12%	42%	$1,809,289
Year Ended 12/31/2022	$26.04	(31.38%)	0.72%	0.72%	0.15%	46%	$1,624,014
Year Ended 12/31/2021	$37.95	28.73%	0.71%(c)	0.71%(c)	0.03%	46%	$2,205,624
Class 2
Year Ended 12/31/2025	$54.67	15.85%	0.96%	0.96%	(0.46%)	43%	$257,219
Year Ended 12/31/2024	$47.19	31.01%	0.97%(c)	0.96%(c)	(0.42%)	34%	$236,907
Year Ended 12/31/2023	$36.02	42.77%	0.97%	0.96%	(0.13%)	42%	$191,760
Year Ended 12/31/2022	$25.23	(31.53%)	0.97%	0.97%	(0.12%)	46%	$140,088
Year Ended 12/31/2021	$36.85	28.35%	0.96%(c)	0.96%(c)	(0.21%)	46%	$201,389
Class 3
Year Ended 12/31/2025	$55.81	15.98%	0.84%	0.84%	(0.33%)	43%	$326,400
Year Ended 12/31/2024	$48.12	31.19%	0.84%(c)	0.83%(c)	(0.29%)	34%	$315,652
Year Ended 12/31/2023	$36.68	42.95%	0.85%	0.83%	(0.00%)	42%	$264,004
Year Ended 12/31/2022	$25.66	(31.44%)	0.85%	0.85%	0.00%	46%	$198,985
Year Ended 12/31/2021	$37.43	28.54%	0.83%(c)	0.83%(c)	(0.09%)	46%	$327,799

Prospectus 2026
31

Columbia Variable Portfolio - Cornerstone Growth Fund

For More Information
The Fund is generally available only to owners of Contracts issued by participating insurance companies and participants in Qualified Plans. Please refer to your Contract prospectus or Qualified Plan disclosure documents for information about how to buy, sell and transfer shares of the Fund.
Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders and in Form N-CSR. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In the Fund’s Form N-CSR, you will find the Fund’s annual and semiannual financial statements. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail: Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
By Telephone: 800.345.6611
Online: columbiathreadneedleus.com
Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
The investment company registration number of Columbia Funds Variable Series Trust II, of which the Fund is a series, is 811-22127.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.
The Fund is distributed by Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2026 Columbia Threadneedle. All rights reserved.
PRO7013_12_E01_(05/26)

Columbia Variable Portfolio – Dividend Opportunity Fund
Prospectus
May 1, 2026

The Fund may offer Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). There are no exchange ticker symbols associated with shares of the Fund.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Columbia Variable Portfolio – Dividend Opportunity Fund

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Prospectus 2026

Columbia Variable Portfolio – Dividend Opportunity Fund
Summary of the Fund
Investment Objective
Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund) seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management fees	0.70%	0.70%	0.70%
Distribution and/or service (12b-1) fees	0.00%	0.25%	0.13%
Other expenses	0.09%	0.09%	0.09%
Total annual Fund operating expenses(a)	0.79%	1.04%	0.92%
Less: Fee waivers and/or expense reimbursements(b)	(0.14%)	(0.14%)	(0.14%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.65%	0.90%	0.78%
(a)
“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(b)
Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through April 30, 2027, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.65% for Class 1, 0.90% for Class 2 and 0.775% for Class 3. Any differences in these annual rates relative to the annual rates noted in the last row of the above table (e.g., net expense ratios) are due to applicable exclusions under the agreement.
 Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■
you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■
your investment has a 5% return each year, and
■
the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
	1 year	3 years	5 years	10 years
Class 1 (whether or not shares are redeemed)	$66	$238	$425	$965
Class 2 (whether or not shares are redeemed)	$92	$317	$560	$1,258
Class 3 (whether or not shares are redeemed)	$80	$279	$496	$1,118
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Columbia Variable Portfolio – Dividend Opportunity Fund
Summary of the Fund (continued)
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30% of the average value of its portfolio.
Principal Investment Strategies
The Fund’s assets primarily are invested in equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in dividend-paying common and preferred stocks. The selection of dividend-paying stocks is the primary decision in building the investment portfolio. The Fund invests principally in securities of companies believed to be attractively valued and to have the potential for long-term growth. The Fund may invest in companies that have market capitalizations of any size. The Fund may at times emphasize one or more sectors in selecting its investments, including the financials sector.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
Principal Risks
An investment in the Fund involves risks, including Market Risk and Changing Distribution Level Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Changing Distribution Level Risk. The Fund normally expects to receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amounts paid by the Fund will vary and generally depend on the amount of income the Fund earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in the Fund’s income or net capital gains arising from its investments may reduce its distribution level.
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts and/or Global Depositary Receipts. Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, which may be related to the particular political, regulatory, economic, social and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country and fluctuations in such country’s currency, as well as market risk tied to the underlying foreign company. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical domestic company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that a depositary receipt will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.
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Prospectus 2026

Columbia Variable Portfolio – Dividend Opportunity Fund
Summary of the Fund (continued)
Equity Securities Risk. Equity securities may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. Investing in securities of foreign companies subjects the Fund to the risks associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, including risks related to political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.
■
Small- and Mid-Cap Stock Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
■
Large-Cap Stock Risk. Investments in larger companies may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Prospectus 2026
5

Columbia Variable Portfolio – Dividend Opportunity Fund
Summary of the Fund (continued)
Preferred Stock Risk. Preferred stock is a type of stock that may pay dividends at a different rate than common stock of the same issuer, if at all, and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (the risk of losses attributable to changes in interest rates).
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors, including the financials sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in that group of industries or economic sector.
■
Financials Sector. The Fund is vulnerable to the particular risks that may affect companies in the financials sector. Companies in the financials sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financials sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and the interest rates and fees they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the perceived value assessment of that security as determined by the portfolio managers, or may decline in price, even though the securities are already believed to be undervalued by the portfolio managers. There is also a risk that it may take longer than expected for the value of these investments to rise to the perceived value as determined by the portfolio managers. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance, as well as another measure of performance for markets in which the Fund may invest.
Except for differences in annual returns resulting from differences in expenses (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.
The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.
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Prospectus 2026

Columbia Variable Portfolio – Dividend Opportunity Fund
Summary of the Fund (continued)
Year by Year Total Return (%) as of December 31 Each Year	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	4th Quarter 2022	13.46%
	Worst	1st Quarter 2020	-22.56%
 Average Annual Total Returns (for periods ended December 31, 2025)

	Share Class Inception Date	1 Year	5 Years	10 Years
Class 1	05/03/2010	15.83%	11.88%	10.43%
Class 2	05/03/2010	15.56%	11.60%	10.15%
Class 3	09/15/1999	15.68%	11.74%	10.29%
Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)		15.91%	11.33%	10.53%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)		17.37%	13.59%	14.59%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC
Portfolio Management	Title	Role with Fund	Managed Fund Since
Grace Lee, CAIA	Senior Portfolio Manager	Lead Portfolio Manager	2020
Yan Jin	Senior Portfolio Manager	Portfolio Manager	2018
David King, CFA	Senior Portfolio Manager	Portfolio Manager	2018
Purchase and Sale of Fund Shares
The Fund is available for purchase through Contracts offered by the separate accounts of participating insurance companies or Qualified Plans or by other eligible investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). Shares of the Fund may not be purchased or sold by individual owners of Contracts or Qualified Plans. If you are a Contract holder or Qualified Plan participant, please refer to your separate Contract prospectus or Qualified Plan disclosure documents for information about minimum investment requirements and how to purchase and redeem shares of the Fund on days the Fund is open for business.
Tax Information
The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders which are generally the participating insurance companies investing in the Fund through separate accounts or Qualified Plans or certain other eligible investors authorized by the Distributor. You should consult with the participating insurance company that issued your Contract, plan sponsor or other eligible investor through which your investment in the Fund is made regarding the U.S. federal income taxation of your investment.
Prospectus 2026
7

Columbia Variable Portfolio – Dividend Opportunity Fund
Summary of the Fund (continued)
Payments to Broker-Dealers and Other Financial Intermediaries
If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial advisor or salesperson or visit your financial intermediary’s website for more information.
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Prospectus 2026

Columbia Variable Portfolio – Dividend Opportunity Fund
More Information About the Fund
Investment Objective
Columbia Variable Portfolio – Dividend Opportunity Fund (the Fund) seeks to provide shareholders with a high level of current income and, as a secondary objective, steady growth of capital. Only shareholders can change the Fund’s investment objective. Because any investment involves risk, there is no assurance the Fund’s investment objective will be achieved.
Principal Investment Strategies
The Fund’s assets primarily are invested in equity securities. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in dividend-paying common and preferred stocks. The selection of dividend-paying stocks is the primary decision in building the investment portfolio. The Fund invests principally in securities of companies believed to be attractively valued and to have the potential for long-term growth. The Fund may invest in companies that have market capitalizations of any size. The Fund may at times emphasize one or more sectors in selecting its investments, including the financials sector.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest directly in foreign securities or indirectly through depositary receipts.
In pursuit of the Fund’s objectives, Columbia Management Investment Advisers, LLC (the Investment Manager) chooses investments by applying quantitative screens to determine yield potential. The Investment Manager employs fundamental analysis with risk management analysis in identifying investment opportunities and constructing the Fund’s portfolio. The Investment Manager considers, among other factors:
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Current yield;
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Dividend growth capability (considering a company’s financial statements and management’s ability to increase the dividend if it chooses to do so) and dividend history;
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Balance sheet strength;
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Earnings per share and free cash flow sustainability; and/or
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Dividend payout ratio.
Preference is generally given to higher dividend-paying companies. The Investment Manager also considers top-down or macroeconomic factors. The Fund typically uses the S&P 500 Index for dividend yield comparison purposes.
The Investment Manager may sell a security when the security’s price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects; if other investments are more attractive; or for other reasons.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change.
Principal Risks
An investment in the Fund involves risks, including Market Risk and Changing Distribution Level Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
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Changing Distribution Level Risk. The Fund normally expects to receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amounts paid by the Fund will vary and generally depend on the amount of income the Fund earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in the Fund’s income or net capital gains arising from its investments may reduce its distribution level.
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts and/or Global Depositary Receipts. Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, which may be related to the particular political, regulatory, economic, social and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country and fluctuations in such country’s currency, as well as market risk tied to the underlying foreign company. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical domestic company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that a depositary receipt will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.
Equity Securities Risk. Investments in equity securities represent ownership in a company that fluctuates in value with changes in the company’s financial condition. Equity markets may experience significant volatility at times and may fall sharply in response to adverse events. Certain segments of the equity market may react differently than other segments and U.S. markets may react differently than foreign markets. Individual equity prices also may experience dramatic movements in price. Price movements may result from factors affecting individual companies, sectors, or industries selected for the Fund’s portfolio or the securities market as a whole, including periods of slower growth or recessionary economic conditions, future expectations of poor economic conditions, changes in political or social conditions, and lack of investor confidence. In addition, individual equity interests may be adversely affected by factors such as reduced sales, increased costs, or a negative outlook for the future performance of the company. As compared with preferred stock and debt, common stock generally involves greater risk and has lower priority when liquidation, bankruptcy, and dividend payments are made. Preferred stock may be subordinated to bonds or other debt instruments in a company’s capital structure and is typically less liquid than common stock.
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities may also be less liquid, making them more difficult to trade, than securities of U.S. companies so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. In some cases, such withholding or other taxes could potentially be confiscatory. Other risks include: possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about foreign companies; the impact of economic, political, social, diplomatic or other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics), possible seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain
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foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. In addition, as a result of economic sanctions, the Fund may be forced to sell or otherwise dispose of investments at inopportune times or prices, which could result in losses to the Fund and increased transaction costs. These conditions may be in place for a substantial period of time and enacted with limited advance notice to the Fund. The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets. Additionally, investments in certain countries may subject the Fund to a number of tax rules, the application of which may be uncertain. Countries may amend or revise their existing tax laws, regulations and/or procedures in the future, possibly with retroactive effect. Changes in or uncertainties regarding the laws, regulations or procedures of a country could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies located in such countries in which the Fund invests, or result in unexpected tax liabilities for the Fund. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency exchange controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.
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Small- and Mid-Cap Stock Risk. Securities of small- and mid-cap companies can, in certain circumstances, have a higher potential for gains than securities of larger companies but are more likely to have more risk than larger companies. For example, small- and mid-cap companies may be more vulnerable to market downturns and adverse business or economic events than larger companies because they may have more limited financial resources and business operations. Small- and mid-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller and generally less experienced management teams. Securities of small- and mid-cap companies may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. When the Fund takes significant positions in small- and mid-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in Fund investment losses that would affect the value of your investment in the Fund. In addition, some small- and mid-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.
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Large-Cap Stock Risk. Investments in larger companies may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition,
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turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. In addition, the Iranian conflict that commenced in February 2026 may result in similar, and potentially more severe, disruptions. Escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Preferred Stock Risk. Preferred stock is a type of stock that may pay dividends at a different rate than common stock of the same issuer, if at all, and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (the risk of losses attributable to changes in interest rates).
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors, including the financials sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in that group of industries or economic sector.
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Financials Sector. The Fund is vulnerable to the particular risks that may affect companies in the financials sector. Companies in the financials sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financials sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and the interest rates and fees they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the perceived value assessment of that security as determined by the portfolio managers, or may decline in price, even though the
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securities are already believed to be undervalued by the portfolio managers. There is also a risk that it may take longer than expected for the value of these investments to rise to the perceived value as determined by the portfolio managers. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus or as otherwise required by the Investment Company Act of 1940, as amended (the 1940 Act), the rules and regulations thereunder and any applicable exemptive relief, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold other investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s Form N-CSR or by visiting columbiathreadneedleus.com.
Transactions in Derivatives
The Fund may enter into derivative transactions or otherwise have exposure to derivative transactions through underlying investments. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the Secured Overnight Financing Rate (commonly known as SOFR)) or market indices (such as the Standard & Poor’s 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. The U.S. government and the European Union (and some other jurisdictions) have enacted regulations and similar requirements that prescribe clearing, margin, reporting and registration requirements for participants in the derivatives market. These requirements are evolving and their ultimate impact on the Fund remains unclear, but such impact could include restricting and/or imposing significant costs or other burdens upon the Fund’s participation in derivatives transactions. Additionally, regulations governing the use of derivatives by registered investment companies, such as the Fund, require, among other things, that a fund that invests in derivative instruments beyond a specified limited amount apply a value-at-risk-based limit
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to its portfolio and establish a comprehensive derivatives risk management program. As of the date of this prospectus, the Fund is not required to maintain a comprehensive derivatives risk management program given its more limited use of derivatives. For more information on the risks of derivative investments and strategies, see the SAI.
Affiliated Fund Investing
The Investment Manager or an affiliate serves as investment adviser to funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds”, and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds, which may include the Fund (collectively referred to in this section as Underlying Funds), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares. Although the Investment Manager or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when the Investment Manager or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. In order to meet such redemptions, an Underlying Fund may be forced to sell its liquid (or more liquid) positions, leaving the Underlying Fund holding, post-redemption, a relatively larger position in illiquid investments (i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment) or less liquid securities. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager or its affiliate also has a conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
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The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as forward contracts, futures contracts, options, structured investments and swaps, for various purposes, including among others, investing in particular derivatives in seeking to reduce investment exposures, or in seeking to achieve indirect investment exposures, to a sector, country, region or currency where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund's website (columbiathreadneedleus.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the Fund's website may not always be current.
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Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmark(s), and accordingly the Fund's holdings may diverge from those of its benchmark(s). In addition, the Fund may invest in securities outside any industry and geographic sectors represented in its benchmark(s). The Fund's weightings in individual securities, and in industry or geographic sectors, may also vary considerably from those of its benchmark(s).
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year, may vary by share class and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios reflect the Fund’s fee arrangements as of the date of this prospectus and, unless indicated otherwise, are based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but unless indicated otherwise in the Annual Fund Operating
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Expenses table, no adjustments have been or will be made to the expense ratios to reflect any differences in the Fund’s average net assets between the most recently completed fiscal year and the date of this prospectus or a later date. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
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Other Expenses
“Other expenses” consist of the fees the Fund pays to its custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are allocated on a pro rata basis across all share classes. These fees include certain sub-transfer agency and shareholder servicing fees. For more information on these fees, see About Fund Shares and Transactions — Financial Intermediary Compensation.
Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through April 30, 2027, unless sooner terminated at the sole discretion of the Fund's Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:
Columbia Variable Portfolio – Dividend Opportunity Fund
Class 1	0.65%
Class 2	0.90%
Class 3	0.775%
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Fund’s returns might have been lower.
Primary Service Provider Contracts
The Fund enters into contractual arrangements (Service Provider Contracts) with various service providers, including, among others, the Investment Manager, the Distributor, Columbia Management Investment Services Corp. (the Transfer Agent) and the Fund’s custodian. The Fund’s Service Provider Contracts are solely among the parties thereto. Shareholders are not parties to, or intended to be third-party beneficiaries of, any Service Provider Contracts.
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Further, this prospectus, the SAI and any Service Provider Contracts are not intended to give rise to any agreement, duty, special relationship or other obligation between the Fund and any investor, or give rise to any contractual, tort or other rights in any individual shareholder, group of shareholders or other person, including any right to assert a fiduciary or other duty, enforce the Service Provider Contracts against the parties or to seek any remedy thereunder, either directly or on behalf of the Fund. Nothing in the previous sentence should be read to suggest any waiver of any rights under federal or state securities laws.
The Investment Manager, the Distributor, and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 290 Congress Street, Boston, MA 02210 and serves as investment adviser and administrator to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, debt instruments and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing the Fund’s investments. The Investment Manager is also responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s other service providers and the provision of related clerical and administrative services.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint unaffiliated subadvisers by entering into subadvisory agreements with them, and to change in material respects the terms of those subadvisory agreements, including the fees paid thereunder, for the Fund without first obtaining shareholder approval, thereby avoiding the expense and delays typically associated with obtaining shareholder approval. The Fund furnishes shareholders with information about new subadvisers retained in reliance on the order within 90 days after hiring the subadviser. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager discloses to the Board the nature of any such material relationships. The SEC has issued a separate order that permits the Board to approve new subadvisory agreements or material changes to existing subadvisory agreements at a meeting that is not in person, provided that the Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting and other conditions of the order are satisfied. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
The Fund pays the Investment Manager a fee for its management services, which include investment advisory services and administrative services. The fee is calculated as a percentage of the daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, management services fees paid to the Investment Manager by the Fund amounted to 0.70% of average daily net assets of the Fund, before any applicable reimbursements.
A discussion regarding the basis for the Board’s approval of the renewal of the Fund's management agreement is available in the Fund’s Form N-CSR for the fiscal period ended June 30, 2025.
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17

Columbia Variable Portfolio – Dividend Opportunity Fund
More Information About the Fund (continued)
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.
Portfolio Management	Title	Role with Fund	Managed Fund Since
Grace Lee, CAIA	Senior Portfolio Manager	Lead Portfolio Manager	2020
Yan Jin	Senior Portfolio Manager	Portfolio Manager	2018
David King, CFA	Senior Portfolio Manager	Portfolio Manager	2018
Ms. Lee joined the Investment Manager in 2014. Ms. Lee began her investment career in 1996 and earned a bachelor’s degree in political science and economics from Stanford University and an M.B.A. from Harvard Business School.
Mr. Jin joined one of the Columbia Management legacy firms or acquired business lines in 2002. Mr. Jin began his investment career in 1998 and earned an M.A. in economics from North Carolina State University.
Mr. King joined the Investment Manager in 2010. Mr. King began his investment career in 1983 and earned a B.S. from the University of New Hampshire and an M.B.A. from Harvard Business School.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 290 Congress Street, Boston, MA 02210. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 290 Congress Street, Boston, MA 02210, and its responsibilities include processing purchases, redemptions and transfers of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Transfer Agent has engaged SS&C GIDS, Inc. to provide various sub-transfer agency services. The Fund pays a service fee to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners and the separate accounts. The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
18
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Columbia Variable Portfolio – Dividend Opportunity Fund
More Information About the Fund (continued)
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■
compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■
the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■
separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■
regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■
insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests;
■
regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund; and
■
insurance companies investing in the Fund may be affiliates of Ameriprise Financial; these affiliated insurance companies, individually and collectively, may hold through separate accounts a significant portion of the Fund's shares and may also invest in separate accounts managed by the Investment Manager that have the same or substantially similar investment objectives and strategies as the Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s Form N-CSR and in the SAI. Additionally, Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
Prospectus 2026
19

Columbia Variable Portfolio – Dividend Opportunity Fund
About Fund Shares and Transactions
Description of the Share Classes
Share Class Features
The Fund offers the classes of shares set forth on the cover of this prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class 1, Class 2 and Class 3 shares.
	Class 1 Shares	Class 2 Shares	Class 3 Shares
Eligible Investors
Shares of the Fund are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies
(collectively, Contracts) or qualified pension and retirement plans (Qualified Plans) or other eligible investors authorized by the Distributor.

Investment Limits	none	none	none
Conversion Features	none	none	none
Front-End Sales Charges	none	none	none
Contingent Deferred Sales Charges (CDSCs)	none	none	none
Maximum Distribution and/or Service Fees	none	0.25%	0.125%
 FUNDamentals
Financial Intermediaries
The term “financial intermediary” refers to the insurance company that issued your contract, qualified pension or retirement plan sponsors or the financial intermediary that employs your financial advisor. Financial intermediaries also include broker-dealers and financial advisors as well as firms that employ broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other firms in the financial services industry, including Ameriprise Financial and its affiliates.
Distribution and/or Service Fees
Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board has approved, and the Fund has adopted, a distribution plan which sets the distribution fees that are periodically deducted from the Fund’s assets for Class 2 and Class 3 shares. The distribution fee for Class 2 shares is 0.25% and the distribution fee for Class 3 shares is 0.125%. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or financial intermediaries for selling shares of the Fund and/or providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.
The Fund will pay these fees to the Distributor and/or to eligible financial intermediaries for as long as the distribution plan continues. The Fund may reduce or discontinue payments at any time.
The Fund pays a service fee to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners, Qualified Plan participants and the separate accounts.
Financial Intermediary Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to financial intermediaries, primarily to affiliated and unaffiliated insurance companies, for marketing/sales support services relating to the Fund (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary; gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary; or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the Marketing Support Payments to any one financial intermediary are generally between 0.05% and
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Columbia Variable Portfolio – Dividend Opportunity Fund
About Fund Shares and Transactions (continued)
0.40% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.05% and 0.25% on an annual basis for a financial intermediary receiving a payment based on gross sales of the Columbia Funds attributable to the financial intermediary.
As employee compensation and business unit operating goals at all levels are generally tied to the success of Ameriprise Financial, employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, are incented to include shares of the Columbia Funds in Contracts offered by affiliated insurance companies. Certain employees, directly or indirectly, receive higher compensation and other benefits as investment in the Columbia Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the Distributor and the Investment Manager, and the products they offer, including the Fund.
In addition, the Transfer Agent has certain arrangements in place to compensate financial intermediaries, primarily to affiliated and unaffiliated insurance companies, that hold Fund shares through networked and omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial Fund shareholders (Shareholder Services). Shareholder Services and related fees vary by financial intermediary and may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, maintenance of shareholder records, preparation of account statements and provision of customer service, and are not intended to include services that are primarily intended to result in the sale of Fund shares. Payments for Shareholder Services generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares. Each Fund pays the Transfer Agent a service fee equal to the payments made by the Transfer Agent to participating insurance companies and other financial intermediaries that provide Shareholder Services up to the lesser of the amount charged by the financial intermediary or a contractual asset-based cap. Payments of amounts that exceed the amount paid by the Fund are borne by the Transfer Agent, the Investment Manager and/or their affiliates.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates typically make other payments or allow promotional incentives to certain broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the financial intermediaries, including Ameriprise Financial affiliates, to which the Distributor, the Investment Manager or their affiliates have agreed to make Marketing Support Payments and fee payments for Shareholder Services.
Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial advisors may have a conflict of interest or financial incentive with respect to recommendations regarding the Fund or any Contract or Qualified Plan that includes the Fund.
Share Price Determination
The price you pay or receive when you buy, sell or transfer shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day, with the value of the Fund's shares based on the total value of all of the securities and other assets that it holds as of such specified time.
Prospectus 2026
21

Columbia Variable Portfolio – Dividend Opportunity Fund
About Fund Shares and Transactions (continued)
 FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV per share as follows:
NAV per share = (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
 FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day typically ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. The Fund will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as a close of regular trading on the NYSE for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Nonetheless, the NAV of Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Fund’s Board may approve or ratify. On holidays and other days when the NYSE is closed, the Fund’s NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities listed on an exchange are typically valued at the closing price or last trade on their primary exchange at the close of business of the NYSE. Equity securities without a readily available closing price or that are not listed on any exchange are typically valued at the mean between the closing bid and asked prices. Other equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are fair valued unless market quotations are readily available, fixed income investments maturing in 60 days or less are valued primarily using the amortized cost method, unless this methodology results in a valuation that does not approximate the market value of these securities, and those maturing in excess of 60 days are valued based on prices obtained from a pricing service, if available (which may represent market values or fair values). Investments in other open-end funds are valued at their published NAVs. The value of the Fund’s portfolio securities is determined in accordance with the valuation policy approved by the Board (the Valuation Policy). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Investment Manager as the Fund’s valuation designee. The Investment Manager, in turn, has authorized its valuation committee to make fair value determinations and to carry out supervisory and certain other functions relating to the valuation of Fund portfolio securities, pursuant to the Valuation Policy.
If a market price is not readily available or is deemed not to reflect market value for a portfolio security, the Investment Manager will determine the price based on a determination of the security's fair value pursuant to the Valuation Policy. In addition, the Investment Manager may use fair valuation techniques to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security.
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Columbia Variable Portfolio – Dividend Opportunity Fund
About Fund Shares and Transactions (continued)
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Investment Manager uses fair valuation to price equity securities, it may value those securities higher or lower than another fund or manager would. Also, fair valuation of Fund holdings may cause the Fund's performance to diverge to a greater degree from the performance of various benchmark indices used to compare the Fund's performance because indices generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Futures and options on futures are valued based upon the settlement price as determined by the principal exchange on which they are traded or, in the absence of a settlement price, at the mean of the closing bid and ask. Generally, over-the-counter derivatives, such as swaps and swaptions, are valued based on a price provided by an approved pricing service.
Shareholder Information
Each share class has its own cost structure and other features. Your product may not offer every share class. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the Fund and available under your product. Shares of the Fund are generally available for purchase only by participating insurance companies in connection with Contracts and Qualified Plan sponsors.
The Fund, the Distributor or the Transfer Agent may refuse any order to buy or transfer shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.
Shares of the Fund may not be purchased or sold directly by individual Contract owners or participants in a Qualified Plan. When you sell your shares through your Contract or Qualified Plan, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations, as described under Satisfying Fund Redemption Requests below.
Depending on the context, references to “you” or “your” herein refer either to the holder of a Contract, participant in a Qualified Plan or qualified institutional investor who may select Fund shares to fund his or her investment in the Contract or Qualified Plan or to the participating insurance company as the holder of Fund shares through one or more separate accounts or the Qualified Plan.
Satisfying Fund Redemption Requests
The Fund typically expects to send the redeeming participating insurance company or Qualified Plan sponsor payment for shares within two business days after your trade date. The Fund can suspend redemptions and/or delay payment of redemption proceeds for up to seven days. The Fund can also suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.
The Fund typically seeks to satisfy redemption requests from cash or cash equivalents held by the Fund, from the proceeds of orders to purchase Fund shares or from the proceeds of sales of Fund holdings effected in the normal course of managing the Fund. However, the Fund may have to sell Fund holdings, including in down markets, to meet heavier than usual redemption requests. For example, under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Fund’s investments, the Fund may be more likely to be forced to sell Fund holdings to meet redemptions than under normal market circumstances. In these situations, the Fund’s portfolio managers may have to sell Fund holdings that would not otherwise be sold because, among other reasons, the current price to be received is less than the value of the holdings perceived by the Fund’s portfolio managers. The Fund may also, under certain circumstances (but more likely under stressed or abnormal market conditions or circumstances), borrow money under a credit facility to which the Fund and certain other Columbia Funds are parties or from other Columbia Funds under an interfund lending program (except for closed-end funds and money market funds, which are not eligible to borrow under the program). The Fund and the
Prospectus 2026
23

Columbia Variable Portfolio – Dividend Opportunity Fund
About Fund Shares and Transactions (continued)
other Columbia Funds are limited as to the amount that each may individually and collectively borrow under the credit facility and the interfund lending program. As a result, borrowings available to the Fund under the credit facility and the interfund lending program might be insufficient, alone or in combination with the other strategies described herein, to satisfy Fund redemption requests. Please see About Fund Investments – Borrowings – Interfund Lending in the SAI for more information about the credit facility and interfund lending program. The Fund is also limited in the total amount it may borrow. The Fund may only borrow to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any exemptive relief available to the Fund, which currently limit Fund borrowings to 33 1/3% of total assets (including any amounts borrowed) less liabilities (other than borrowings), plus an additional 5% of its total assets for temporary purposes (to be repaid within 60 days without extension or renewal), in each case determined at the time the borrowing is made.
In addition, the Fund reserves the right to honor redemption orders in whole or in part with in-kind distributions of Fund portfolio securities instead of cash if the Investment Manager, in its sole discretion, determines it to be in the best interest of the remaining shareholders. Such in-kind distributions typically represent a pro-rata portion of Fund portfolio assets subject to adjustments (e.g., for non-transferable securities, round lots and derivatives). In the event the Fund distributes portfolio securities in kind, shareholders may incur brokerage and other transaction costs associated with converting the portfolio securities into cash. Also, the portfolio securities may increase or decrease in value after they are distributed but before they are converted into cash. For U.S. federal income tax purposes, redemptions paid in securities are generally treated the same as redemptions paid in cash. If, during any 90-day period, you redeem shares in an amount greater than $250,000 or 1% of the Fund’s net assets (whichever is less), and if the Investment Manager determines it to be feasible and appropriate, the Fund may pay the redemption amount above such threshold by an in-kind distribution of Fund portfolio securities. Although shares of the Fund may not be purchased or sold by individual owners of Contracts or Qualified Plans, this policy applies indirectly to Contract and Qualified Plan owners.
Potential Conflicts of Interest – Mixed and Shared Funding
The Fund is available for purchase only through Contracts offered by participating insurance companies, Qualified Plans and other qualified institutional investors authorized by the Distributor. Due to differences in tax treatment and other considerations, the interests of various Contract owners, and the interests of Qualified Plan participants, if any, may conflict. The Fund does not foresee any disadvantages to investors arising from these potential conflicts of interest at this time. Nevertheless, the Board of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.
Order Processing
Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Qualified Plan sponsor are processed on business days. Orders received in “good form” by the Transfer Agent or a financial intermediary, including your participating insurance company or Qualified Plan sponsor, before the end of a business day are priced at the NAV per share of the Fund's applicable share class on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. An order is in “good form” if the Transfer Agent or your financial intermediary has all of the information and documentation it deems necessary to effect your order. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Qualified Plan. Any charges that apply to your Contract or Qualified Plan, and any charges that apply to separate accounts of participating insurance companies or Qualified Plans that may own shares directly, are described in your separate Contract prospectus or Qualified Plan disclosure documents.
24
Prospectus 2026

Columbia Variable Portfolio – Dividend Opportunity Fund
About Fund Shares and Transactions (continued)
You may transfer all or part of your investment in the Fund to one or more of the other investment options available under your Contract or Qualified Plan. You may provide instructions to sell any amount allocated to the Fund. Proceeds will be mailed within seven days after your surrender or withdrawal request is received in good form by an authorized agent. The amount you receive may be more or less than the amount you invested.
Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for more information about transfers as well as surrenders and withdrawals.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Fund or certain of its service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Fund are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information; and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading. Investments in a Fund by institutional investors in connection with redemptions in-kind are exempt from the Excessive Trading Policies and Procedures because they generally do not raise market timing or excessive trading concerns. Further discussion about the Fund’s use of redemptions in-kind is available under Satisfying Fund Redemption Requests.
The Fund reserves the right to reject, without any prior notice, any purchase or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a purchase or transfer order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to purchase or transfer transactions communicated directly to the Transfer Agent and to those received by financial intermediaries.
Specific Buying and Transferring Limitations — If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including transfer buy orders, involving any Fund.
For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future purchase orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common
Prospectus 2026
25

Columbia Variable Portfolio – Dividend Opportunity Fund
About Fund Shares and Transactions (continued)
intermediary generally will not be considered to be under common ownership or control. The Fund reserves the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or transfer orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients' transactions and accounts, and in these circumstances, the identities of the financial intermediary clients that beneficially own Fund shares are often not known to the Fund.
Some financial intermediaries apply their own restrictions or policies to their clients’ transactions and accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■
negative impact on the Fund's performance;
■
potential dilution of the value of the Fund's shares;
■
interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■
losses on the sale of investments resulting from the need to sell securities at less favorable prices; and
■
increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution, which may be exacerbated as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments do not work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded securities and other debt instruments that are rated below investment grade (commonly called “high-yield” or “junk” bonds), equity securities of small-capitalization companies, floating rate loans, or tax-exempt or other securities that may trade infrequently, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities as of the Fund's valuation time. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest only, or significantly, in highly liquid securities, in part because the Fund may have difficulty selling these particular investments at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by non-redeeming shareholders.
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Columbia Variable Portfolio – Dividend Opportunity Fund
About Fund Shares and Transactions (continued)
Excessive Trading Practices Policy of Columbia Variable Portfolio - Government Money Market Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Variable Portfolio - Government Money Market Fund shares. However, since frequent purchases and sales of Columbia Variable Portfolio - Government Money Market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Variable Portfolio - Government Money Market Fund) and disrupting portfolio management strategies, Columbia Variable Portfolio - Government Money Market Fund reserves the right, but has no obligation, to reject any purchase or transfer transaction at any time. Columbia Variable Portfolio - Government Money Market Fund has no limits on purchase or transfer transactions. In addition, Columbia Variable Portfolio - Government Money Market Fund reserves the right to impose or modify restrictions on purchases, transfers or trading of Fund shares at any time.
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27

Columbia Variable Portfolio – Dividend Opportunity Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■
It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■
A mutual fund can also have capital gains if the value of its investments increases.
In the case of the Fund, because the Fund expects to be treated as a partnership for tax purposes, it is not required to and does not expect to make regular distributions to its shareholders (other than in redemption of Fund shares), but may do so in the sole discretion of the Fund’s Board of Trustees (or its delegates).
Taxes and Your Investment
Taxation of the Fund: The Fund is currently treated and expects to continue to be treated as a partnership that is not a “publicly traded partnership” for U.S. federal income tax purposes. If the Fund were not to qualify for such treatment, the Fund could be subject to U.S. federal income tax at the Fund level, which would reduce the value of an investment in the Fund.
As a partnership that is not a “publicly traded partnership,” the Fund is generally not itself subject to U.S. federal income tax. Instead, each shareholder will be required to take into account for U.S. federal income tax purposes its allocable share of the Fund’s income, gains, losses, deductions, credits, and other tax items, without regard to whether such shareholder has received or will receive corresponding distributions from the Fund. In addition, unlike mutual funds that intend to be treated as regulated investment companies for U.S. federal income tax purposes, the Fund is not required to meet any specific qualifying income or distribution requirements, although to the extent regulated investment companies invest in the Fund, such requirements will be taken into account by the Fund.
Certain Fund income may be subject to tax in other countries, including withholding or other taxes on dividends, interest or capital gains. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. In certain countries the Fund may incur a higher rate of tax on dividends than it would have incurred if the Fund had been treated as a regulated investment company.
Taxation of Fund Shares: Shares of the Fund are only offered to separate accounts of participating insurance companies, Qualified Plans, and certain other eligible persons or plans permitted to hold shares of the Fund pursuant to the applicable U.S. Treasury Regulations without impairing the ability of participating insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended. Each participating insurance company, including each participating insurance company that is an affiliate of the Investment Manager, includes in its taxable income any net investment income derived from the investment of assets held in its separate accounts because the insurance company is considered the owner of these assets under federal income tax law. The insurance company may claim certain tax benefits associated with this investment income, which benefits may be greater with respect to the Fund than if the Fund were treated as a regulated investment company for U.S. federal income tax purposes. These benefits, which may include foreign tax credits (which can reduce the insurance company’s U.S. taxes on foreign source income) and the corporate dividends-received deduction (which is a tax deduction for the insurance company attributable to certain dividends received by the Fund), are not passed on to Contract owners since the affiliated insurance company is the owner of the assets under federal tax law and is taxed on the investment income generated by the assets.
Taxation of Variable Annuity Contracts and Variable Life Insurance Policies: Your Contract may qualify for favorable tax treatment. Please refer to your Contract prospectus for more information about the tax implications of your investment in the Contract. As long as your Contract continues to qualify for such favorable tax treatment, you will not be taxed currently on your investment in the Fund through such Contract, even if the Fund makes allocations or distributions to the separate account and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the separate accounts of participating insurance companies, which maintain and invest net proceeds from Contracts, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a Contract will be “adequately diversified.” If the Fund does not meet such requirements because its investments are not adequately
28
Prospectus 2026

Columbia Variable Portfolio – Dividend Opportunity Fund
Distributions and Taxes (continued)
diversified, your Contract could lose its favorable tax treatment, and income and gain allocable to your Contract could be taxable currently to you. This could also occur if Contract holders are found to have an impermissible level of control over the investments underlying their Contracts or if the Fund does not qualify for treatment as a partnership that is not a “publicly traded partnership.” You should consult with the participating insurance company that issued your Contract, plan sponsor, or other eligible investor through which your investment in the Fund is made regarding the U.S. federal income taxation of your investment.
 FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your indirect investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account other than a Contract, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
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Columbia Variable Portfolio – Dividend Opportunity Fund
Financial Highlights
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total return for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Form N-CSR, which is available upon request.
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31

Columbia Variable Portfolio – Dividend Opportunity Fund
Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Year Ended 12/31/2025	$45.29	1.38	5.79	7.17
Year Ended 12/31/2024	$39.24	1.23	4.82	6.05
Year Ended 12/31/2023	$37.34	1.20	0.70	1.90
Year Ended 12/31/2022	$37.76	1.15(c)	(1.57)	(0.42)
Year Ended 12/31/2021	$29.93	0.97	6.86	7.83
Class 2
Year Ended 12/31/2025	$43.63	1.22	5.57	6.79
Year Ended 12/31/2024	$37.90	1.09	4.64	5.73
Year Ended 12/31/2023	$36.15	1.07	0.68	1.75
Year Ended 12/31/2022	$36.66	1.03(c)	(1.54)	(0.51)
Year Ended 12/31/2021	$29.12	0.89	6.65	7.54
Class 3
Year Ended 12/31/2025	$44.45	1.30	5.67	6.97
Year Ended 12/31/2024	$38.56	1.16	4.73	5.89
Year Ended 12/31/2023	$36.74	1.13	0.69	1.82
Year Ended 12/31/2022	$37.20	1.09(c)	(1.55)	(0.46)
Year Ended 12/31/2021	$29.52	0.94	6.74	7.68

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Net investment income per share includes European Union tax reclaims. The effect of these reclaims amounted to $0.01 per share.
(d)	Ratios include interfund lending expense which is less than 0.01%.
32
Prospectus 2026

Columbia Variable Portfolio – Dividend Opportunity Fund
Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000's)
Class 1
Year Ended 12/31/2025	$52.46	15.83%	0.79%	0.67%	2.87%	30%	$61,650
Year Ended 12/31/2024	$45.29	15.42%	0.79%	0.68%	2.86%	33%	$53,591
Year Ended 12/31/2023	$39.24	5.09%	0.79%	0.67%	3.25%	45%	$48,631
Year Ended 12/31/2022	$37.34	(1.11%)	0.78%(d)	0.67%(d)	3.12%	44%	$47,618
Year Ended 12/31/2021	$37.76	26.16%	0.76%(d)	0.71%(d)	2.92%	38%	$51,329
Class 2
Year Ended 12/31/2025	$50.42	15.56%	1.04%	0.92%	2.62%	30%	$153,859
Year Ended 12/31/2024	$43.63	15.12%	1.04%	0.93%	2.60%	33%	$135,597
Year Ended 12/31/2023	$37.90	4.84%	1.04%	0.92%	3.00%	45%	$123,614
Year Ended 12/31/2022	$36.15	(1.39%)	1.03%(d)	0.92%(d)	2.90%	44%	$123,529
Year Ended 12/31/2021	$36.66	25.89%	1.04%(d)	0.94%(d)	2.66%	38%	$102,724
Class 3
Year Ended 12/31/2025	$51.42	15.68%	0.91%	0.80%	2.74%	30%	$721,431
Year Ended 12/31/2024	$44.45	15.28%	0.91%	0.80%	2.73%	33%	$706,804
Year Ended 12/31/2023	$38.56	4.95%	0.91%	0.80%	3.12%	45%	$696,452
Year Ended 12/31/2022	$36.74	(1.24%)	0.90%(d)	0.79%(d)	3.00%	44%	$740,830
Year Ended 12/31/2021	$37.20	26.02%	0.92%(d)	0.82%(d)	2.78%	38%	$803,825

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33

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Columbia Variable Portfolio – Dividend Opportunity Fund

For More Information
The Fund is generally available only to owners of Contracts issued by participating insurance companies and participants in Qualified Plans. Please refer to your Contract prospectus or Qualified Plan disclosure documents for information about how to buy, sell and transfer shares of the Fund.
Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders and in Form N-CSR. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In the Fund’s Form N-CSR, you will find the Fund’s annual and semiannual financial statements. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail: Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
By Telephone: 800.345.6611
Online: columbiathreadneedleus.com
Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
The investment company registration number of Columbia Funds Variable Series Trust II, of which the Fund is a series, is 811-22127.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.
The Fund is distributed by Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2026 Columbia Threadneedle. All rights reserved.
PRO7005_12_E01_(05/26)

Columbia Variable Portfolio – Government Money Market Fund
Prospectus
May 1, 2026

The Fund may offer Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). There are no exchange ticker symbols associated with shares of the Fund.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Columbia Variable Portfolio – Government Money Market Fund

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Prospectus 2026

Columbia Variable Portfolio – Government Money Market Fund
Summary of the Fund
Investment Objective
Columbia Variable Portfolio – Government Money Market Fund (the Fund) seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management fees	0.29%	0.29%	0.29%
Distribution and/or service (12b-1) fees	0.00%	0.25%	0.13%
Other expenses	0.09%	0.09%	0.09%
Total annual Fund operating expenses	0.38%	0.63%	0.51%
Less: Fee waivers and/or expense reimbursements(a)	(0.04%)	(0.04%)	(0.04%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.34%	0.59%	0.47%
(a)
Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through April 30, 2027, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.34% for Class 1, 0.59% for Class 2 and 0.465% for Class 3. Any differences in these annual rates relative to the annual rates noted in the last row of the above table (e.g., net expense ratios) are due to applicable exclusions under the agreement.
 Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■
you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■
your investment has a 5% return each year, and
■
the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
	1 year	3 years	5 years	10 years
Class 1 (whether or not shares are redeemed)	$35	$118	$209	$477
Class 2 (whether or not shares are redeemed)	$60	$198	$347	$783
Class 3 (whether or not shares are redeemed)	$48	$160	$281	$637
Prospectus 2026
3

Columbia Variable Portfolio – Government Money Market Fund
Summary of the Fund (continued)
Principal Investment Strategies
The Fund invests at least 99.5% of its total assets in government securities, cash and/or repurchase agreements collateralized solely by government securities or cash. For purposes of this policy, “government securities” are any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, or any certificate of deposit for any of the foregoing.
The Fund typically invests in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. The Fund may invest in variable and floating rate instruments, and may transact in securities on a when-issued, delayed delivery or forward commitment basis (including U.S. Treasury floating rate notes). The Fund invests in a portfolio of securities maturing in 397 days or less (as maturity is calculated by U.S. Securities and Exchange Commission (SEC) rules governing the operation of money market funds) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the 1940 Act), and other rules of the SEC. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in government securities and/or repurchase securities that are collateralized by government securities. The Fund will only purchase government securities, cash, repurchase agreements collateralized solely by government securities or cash, and up to 0.5% of the Fund’s total assets may be invested in other securities that present minimal credit risk as determined by Columbia Management Investment Advisers, LLC, the Fund’s investment manager (the Investment Manager), pursuant to guidelines approved by the Fund’s Board of Trustees.
Principal Risks
An investment in the Fund involves risks, including Money Market Fund Risk, U.S. Government Obligations Risk, Interest Rate Risk, Credit Risk, and Market Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the net asset value (NAV) of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Active Management Risk. Due to its active management, the Fund could underperform other funds with similar investment objectives and/or strategies.
Changing Distribution Level Risk. The Fund normally expects to receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amounts paid by the Fund will vary and generally depend on the amount of income the Fund earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in the Fund’s income or net capital gains arising from its investments may reduce its distribution level.
Credit Risk. Credit risk is the risk that the value of a security or instrument in the Fund’s portfolio may or will decline if the issuer fails to pay interest or repay principal when due. The value of debt instruments may decline if the issuer of the instrument defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Unrated instruments held by the Fund may present
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Prospectus 2026

Columbia Variable Portfolio – Government Money Market Fund
Summary of the Fund (continued)
increased credit risk as compared to higher-rated instruments. If the Fund purchases unrated instruments, or if the ratings of instruments held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund's performance and NAV. The Fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. Under certain circumstances, the yield decline could cause the Fund’s net yield to be negative (such as when Fund expenses exceed income levels). Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Money Market Fund Risk. Although government money market funds (such as the Fund) may seek to preserve the value of shareholders’ investment at $1.00 per share, the NAVs of such money market fund shares can fall, and in infrequent cases in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such NAVs to lose money from their original investment.
At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or a few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund's portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the NAV of Fund shares to fall below $1.00 per share. Additionally, in some cases, the default of a single portfolio security could cause the NAV of Fund shares to fall below $1.00 per share. In addition, neither the Investment Manager nor any of its affiliates has a legal obligation to provide financial support to the Fund, and you should not expect that they or any person will provide financial support to the Fund at any time. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds. Managing the Fund in compliance with regulatory limitations recently imposed on money market funds may limit the Fund’s yield.
Reinvestment Risk. Reinvestment risk arises when the Fund is unable to reinvest income or principal at the same or at least the same return it is currently earning.
Prospectus 2026
5

Columbia Variable Portfolio – Government Money Market Fund
Summary of the Fund (continued)
Repurchase Agreements Risk. Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of your investment in the Fund to decline.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
When-Issued, Delayed Settlement and Forward Commitment Transactions, Including U.S. Treasury Floating Rate Notes Risk. When-issued, delayed delivery, and forward commitment transactions generally involve the purchase of a security with payment and delivery at some time in the future – i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. Such transactions include floating rate obligations issued by the U.S. Treasury. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general, and generally carry lower yields than fixed notes of the same maturity.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. Except for differences in annual returns resulting from differences in expenses (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.
Prior to May 1, 2016, the Fund operated as a prime money market fund and invested in certain types of securities that the Fund is no longer permitted to hold to any significant extent (i.e., over 0.5% of total assets). Consequently, the performance information may have been different if the current investment limitations had been in effect during the period prior to the Fund’s conversion to a government money market fund.
The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information, including current 7-day yield, can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.
Year by Year Total Return (%) as of December 31 Each Year	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	4th Quarter 2023	1.21%
	Worst	1st Quarter 2022	0.00%
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Prospectus 2026

Columbia Variable Portfolio – Government Money Market Fund
Summary of the Fund (continued)
 Average Annual Total Returns (for periods ended December 31, 2025)

	Share Class Inception Date	1 Year	5 Years	10 Years
Class 1	05/03/2010	3.97%	2.97%	1.89%
Class 2	05/03/2010	3.71%	2.79%	1.72%
Class 3	10/13/1981	3.84%	2.88%	1.81%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC
Purchase and Sale of Fund Shares
The Fund is available for purchase through Contracts offered by the separate accounts of participating insurance companies or Qualified Plans or by other eligible investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). Shares of the Fund may not be purchased or sold by individual owners of Contracts or Qualified Plans. If you are a Contract holder or Qualified Plan participant, please refer to your separate Contract prospectus or Qualified Plan disclosure documents for information about minimum investment requirements and how to purchase and redeem shares of the Fund on days the Fund is open for business.
Tax Information
The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, which are generally the participating insurance companies and Qualified Plans investing in the Fund through separate accounts. These distributions may not be taxable to you as the holder of a Contract or a participant in a Qualified Plan. Please consult the prospectus or other information provided to you by your participating insurance company and/or Qualified Plan regarding the U.S. federal income taxation of your contract, policy and/or plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial advisor or salesperson or visit your financial intermediary’s website for more information.
Prospectus 2026
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Columbia Variable Portfolio – Government Money Market Fund
More Information About the Fund
Investment Objective
Columbia Variable Portfolio – Government Money Market Fund (the Fund) seeks to provide shareholders with maximum current income consistent with liquidity and stability of principal. Only shareholders can change the Fund’s investment objective. Because any investment involves risk, there is no assurance the Fund’s investment objective will be achieved.
Principal Investment Strategies
The Fund invests at least 99.5% of its total assets in government securities, cash and/or repurchase agreements collateralized solely by government securities or cash. For purposes of this policy, “government securities” are any securities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States pursuant to authority granted by the Congress of the United States, or any certificate of deposit for any of the foregoing.
The Fund typically invests in U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. The Fund may invest in variable and floating rate instruments, and may transact in securities on a when-issued, delayed delivery or forward commitment basis (including U.S. Treasury floating rate notes). The Fund invests in a portfolio of securities maturing in 397 days or less (as maturity is calculated by U.S. Securities and Exchange Commission (SEC) rules governing the operation of money market funds) that will have a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life of 120 days or less.
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended (the 1940 Act), and other rules of the SEC. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in government securities and/or repurchase securities that are collateralized by government securities. The Fund will only purchase government securities, cash, repurchase agreements collateralized solely by government securities or cash, and up to 0.5% of the Fund’s total assets may be invested in other securities that present minimal credit risk as determined by Columbia Management Investment Advisers, LLC, the Fund’s investment manager (the Investment Manager), pursuant to guidelines approved by the Fund’s Board of Trustees.
In pursuit of the Fund’s objective, the Investment Manager observes the macro environment to set a framework for portfolio construction, including looking for positive and negative trends in the economy and market. In evaluating whether to purchase a security, the Investment Manager:
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Considers opportunities and risks given current interest rates and anticipated interest rates.
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Purchases securities based on the timing of cash flows in and out of the Fund.
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Considers the impact of the purchase on the Fund’s average maturity and duration.
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Considers a security’s yield, relative value and credit characteristics.
In evaluating whether to sell a security, the Investment Manager considers, among other factors, whether in its view:
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The issuer’s fundamentals are deteriorating.
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Political, economic, or other events could affect the issuer’s performance.
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The Investment Manager believes that it has identified a more attractive opportunity.
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The issuer or the security no longer meets the security selection criteria described above.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change.
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Columbia Variable Portfolio – Government Money Market Fund
More Information About the Fund (continued)
Principal Risks
An investment in the Fund involves risks, including Money Market Fund Risk, U.S. Government Obligations Risk, Interest Rate Risk, Credit Risk, and Market Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
You could lose money by investing in the Fund. Although the Fund seeks to preserve the net asset value (NAV) of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund’s sponsor is not required to reimburse the Fund for losses, and you should not expect that the sponsor will provide financial support to the Fund at any time, including during periods of market stress.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform other funds with similar investment objectives and/or strategies.
Changing Distribution Level Risk. The Fund normally expects to receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amounts paid by the Fund will vary and generally depend on the amount of income the Fund earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in the Fund’s income or net capital gains arising from its investments may reduce its distribution level.
Credit Risk. Credit risk is the risk that the value of a security or instrument in the Fund’s portfolio may or will decline in price if the issuer fails to pay interest or repay principal when due. The value of debt instruments may decline if the issuer of the instrument defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Various factors could affect the actual or perceived willingness or ability of the issuer to make timely interest or principal payments, including changes in the financial condition of the issuer or general economic conditions. Debt instruments backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt instruments are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Unrated instruments held by the Fund may present increased credit risk as compared to higher-rated instruments. If the Fund purchases unrated debt instruments, or if the ratings of instruments held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk (the risk that the Fund will have to reinvest the money received in securities that have lower yields). The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund's performance and NAV. The Fund’s yield will vary; it is not fixed for a specific period like the yield on a bank certificate of deposit. Under certain circumstances, the yield decline could cause the Fund’s net yield to be negative (such as when Fund expenses exceed income levels). Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
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Columbia Variable Portfolio – Government Money Market Fund
More Information About the Fund (continued)
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. In addition, the Iranian conflict that commenced in February 2026 may result in similar, and potentially more severe, disruptions. Escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Money Market Fund Risk. Although government money market funds (such as the Fund) may seek to preserve the value of your investment at $1.00 per share, the NAVs of such money market fund shares can fall, and in infrequent cases in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such NAVs to lose money from their original investment.
At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or a few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund's portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the NAV of Fund shares to fall below $1.00 per share. Additionally, in some cases, the default of a single portfolio security could cause the NAV of Fund shares to fall below $1.00 per share. In addition, neither the Investment Manager nor any of its affiliates has a legal obligation to provide financial support to the Fund, and you should not expect that they or any person will provide financial support to the Fund at any time. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds. Managing the Fund in compliance with regulatory limitations recently imposed on money market funds may limit the Fund’s yield.
It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the NAV of Fund shares to fall below $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant NAV of $1.00 per share.
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Prospectus 2026

Columbia Variable Portfolio – Government Money Market Fund
More Information About the Fund (continued)
Reinvestment Risk. Reinvestment risk arises when the Fund is unable to reinvest income or principal at the same or at least the same return it is currently earning.
Repurchase Agreements Risk. Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of your investment in the Fund to decline.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
When-Issued, Delayed Settlement and Forward Commitment Transactions, Including U.S. Treasury Floating Rate Notes Risk. When-issued, delayed delivery, and forward commitment transactions generally involve the purchase of a security with payment and delivery at some time in the future – i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. Such transactions include floating rate obligations issued by the U.S. Treasury. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction in income received from floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Generally, floating rate securities carry lower yields than fixed notes of the same maturity. The interest rate for a floating rate note resets or adjusts periodically by reference to a benchmark interest rate. The impact of interest rate changes on floating rate investments is typically mitigated by the periodic interest rate reset of the investments. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. The supply of floating rate notes issued by the U.S. Treasury will be limited. There is no guarantee or assurance that: the Fund will be able to invest in a desired amount of floating rate notes or be able to buy floating rate notes at a desirable price; floating rate notes will continue to be issued by the U.S. Treasury; or floating rate notes will be actively traded. Any or all of the foregoing, should they occur, would negatively impact the Fund.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus or as otherwise required by the Investment Company Act of 1940, as amended (the 1940 Act), the rules and regulations thereunder and any applicable exemptive relief, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
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Columbia Variable Portfolio – Government Money Market Fund
More Information About the Fund (continued)
Holding Other Kinds of Investments
The Fund may invest up to 0.5% of its total assets in investments other than government securities, cash and repurchase agreements collateralized solely by government securities or cash. These investments and their risks are described below and/or in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s Form N-CSR or by visiting columbiathreadneedleus.com.
Affiliated Fund Investing
The Investment Manager or an affiliate serves as investment adviser to funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds”, and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds, which may include the Fund (collectively referred to in this section as Underlying Funds), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares. Although the Investment Manager or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when the Investment Manager or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. In order to meet such redemptions, an Underlying Fund may be forced to sell its liquid (or more liquid) positions, leaving the Underlying Fund holding, post-redemption, a relatively larger position in illiquid investments (i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment) or less liquid securities. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager or its affiliate also has a conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that are inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions. These investment positions may include, without limitation, holding all or a substantial portion of its assets in cash for as long a period as deemed necessary. The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance.
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Prospectus 2026

Columbia Variable Portfolio – Government Money Market Fund
More Information About the Fund (continued)
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund's website (columbiathreadneedleus.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the Fund's website may not always be current.
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year, may vary by share class and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios reflect the Fund’s fee arrangements as of the date of this prospectus and, unless indicated otherwise, are based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but unless indicated otherwise in the Annual Fund Operating Expenses table, no adjustments have been or will be made to the expense ratios to reflect any differences in the Fund’s average net assets between the most recently completed fiscal year and the date of this prospectus or a later date. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
 FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are allocated on a pro rata basis across all share classes. These fees include certain sub-transfer agency and shareholder servicing fees. For more information on these fees, see About Fund Shares and Transactions — Financial Intermediary Compensation.
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Columbia Variable Portfolio – Government Money Market Fund
More Information About the Fund (continued)
Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through April 30, 2027, unless sooner terminated at the sole discretion of the Fund's Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:
Columbia Variable Portfolio - Government Money Market Fund
Class 1	0.34%
Class 2	0.59%
Class 3	0.465%
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.
In addition to any other waiver/reimbursement arrangement, from time to time, the Investment Manager and its affiliates may waive or absorb expenses of the Fund with the intent of allowing the Fund to avoid a negative net yield or to increase the Fund’s positive net yield. The Fund’s yield would be negative if Fund expenses exceed Fund income. Any such expense limitation is voluntary and may be revised or terminated at any time without notice to shareholders and, accordingly, any positive net yield resulting therefrom will cease.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Fund’s returns might have been lower.
Primary Service Provider Contracts
The Fund enters into contractual arrangements (Service Provider Contracts) with various service providers, including, among others, the Investment Manager, the Distributor, Columbia Management Investment Services Corp. (the Transfer Agent) and the Fund’s custodian. The Fund’s Service Provider Contracts are solely among the parties thereto. Shareholders are not parties to, or intended to be third-party beneficiaries of, any Service Provider Contracts. Further, this prospectus, the SAI and any Service Provider Contracts are not intended to give rise to any agreement, duty, special relationship or other obligation between the Fund and any investor, or give rise to any contractual, tort or other rights in any individual shareholder, group of shareholders or other person, including any right to assert a fiduciary or other duty, enforce the Service Provider Contracts against the parties or to seek any remedy thereunder, either directly or on behalf of the Fund. Nothing in the previous sentence should be read to suggest any waiver of any rights under federal or state securities laws.
The Investment Manager, the Distributor, and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
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Columbia Variable Portfolio – Government Money Market Fund
More Information About the Fund (continued)
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 290 Congress Street, Boston, MA 02210 and serves as investment adviser and administrator to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, debt instruments and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing the Fund’s investments. The Investment Manager is also responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s other service providers and the provision of related clerical and administrative services.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint unaffiliated subadvisers by entering into subadvisory agreements with them, and to change in material respects the terms of those subadvisory agreements, including the fees paid thereunder, for the Fund without first obtaining shareholder approval, thereby avoiding the expense and delays typically associated with obtaining shareholder approval. The Fund furnishes shareholders with information about new subadvisers retained in reliance on the order within 90 days after hiring the subadviser. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager discloses to the Board the nature of any such material relationships. The SEC has issued a separate order that permits the Board to approve new subadvisory agreements or material changes to existing subadvisory agreements at a meeting that is not in person, provided that the Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting and other conditions of the order are satisfied. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
The Fund pays the Investment Manager a fee for its management services, which include investment advisory services and administrative services. The fee is calculated as a percentage of the daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, management services fees paid to the Investment Manager by the Fund amounted to 0.29% of average daily net assets of the Fund, before any applicable reimbursements.
A discussion regarding the basis for the Board’s approval of the renewal of the Fund's management agreement is available in the Fund’s Form N-CSR for the fiscal period ended June 30, 2025.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 290 Congress Street, Boston, MA 02210. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 290 Congress Street, Boston, MA 02210, and its responsibilities include processing purchases, redemptions and transfers of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Transfer Agent has engaged SS&C GIDS, Inc. to provide various sub-transfer agency services. The Fund pays a service fee to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners and the separate accounts. The Transfer Agent may retain as compensation
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Columbia Variable Portfolio – Government Money Market Fund
More Information About the Fund (continued)
for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
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compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
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the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
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separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
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regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
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insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests;
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regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund; and
■
insurance companies investing in the Fund may be affiliates of Ameriprise Financial; these affiliated insurance companies, individually and collectively, may hold through separate accounts a significant portion of the Fund's shares and may also invest in separate accounts managed by the Investment Manager that have the same or substantially similar investment objectives and strategies as the Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
16
Prospectus 2026

Columbia Variable Portfolio – Government Money Market Fund
More Information About the Fund (continued)
Certain Legal Matters
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s Form N-CSR and in the SAI. Additionally, Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
Prospectus 2026
17

Columbia Variable Portfolio – Government Money Market Fund
About Fund Shares and Transactions
Description of the Share Classes
Share Class Features
The Fund offers the classes of shares set forth on the cover of this prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class 1, Class 2 and Class 3 shares.
	Class 1 Shares	Class 2 Shares	Class 3 Shares
Eligible Investors
Shares of the Fund are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies
(collectively, Contracts) or qualified pension and retirement plans (Qualified Plans) or other eligible investors authorized by the Distributor.

Investment Limits	none	none	none
Conversion Features	none	none	none
Front-End Sales Charges	none	none	none
Contingent Deferred Sales Charges (CDSCs)	none	none	none
Maximum Distribution and/or Service Fees	none	0.25%	0.125%
 FUNDamentals
Financial Intermediaries
The term “financial intermediary” refers to the insurance company that issued your contract, qualified pension or retirement plan sponsors or the financial intermediary that employs your financial advisor. Financial intermediaries also include broker-dealers and financial advisors as well as firms that employ broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other firms in the financial services industry, including Ameriprise Financial and its affiliates.
Distribution and/or Service Fees
Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board has approved, and the Fund has adopted, a distribution plan which sets the distribution fees that are periodically deducted from the Fund’s assets for Class 2 and Class 3 shares. The distribution fee for Class 2 shares is 0.25% and the distribution fee for Class 3 shares is 0.125%. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or financial intermediaries for selling shares of the Fund and/or providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.
The Fund will pay these fees to the Distributor and/or to eligible financial intermediaries for as long as the distribution plan continues. The Fund may reduce or discontinue payments at any time.
The Fund pays a service fee to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners, Qualified Plan participants and the separate accounts.
Financial Intermediary Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to financial intermediaries, primarily to affiliated and unaffiliated insurance companies, for marketing/sales support services relating to the Fund (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary; gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary; or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the Marketing Support Payments to any one financial intermediary are generally between 0.05% and
18
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Columbia Variable Portfolio – Government Money Market Fund
About Fund Shares and Transactions (continued)
0.40% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.05% and 0.25% on an annual basis for a financial intermediary receiving a payment based on gross sales of the Columbia Funds attributable to the financial intermediary.
As employee compensation and business unit operating goals at all levels are generally tied to the success of Ameriprise Financial, employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, are incented to include shares of the Columbia Funds in Contracts offered by affiliated insurance companies. Certain employees, directly or indirectly, receive higher compensation and other benefits as investment in the Columbia Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the Distributor and the Investment Manager, and the products they offer, including the Fund.
In addition, the Transfer Agent has certain arrangements in place to compensate financial intermediaries, primarily to affiliated and unaffiliated insurance companies, that hold Fund shares through networked and omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial Fund shareholders (Shareholder Services). Shareholder Services and related fees vary by financial intermediary and may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, maintenance of shareholder records, preparation of account statements and provision of customer service, and are not intended to include services that are primarily intended to result in the sale of Fund shares. Payments for Shareholder Services generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares. Each Fund pays the Transfer Agent a service fee equal to the payments made by the Transfer Agent to participating insurance companies and other financial intermediaries that provide Shareholder Services up to the lesser of the amount charged by the financial intermediary or a contractual asset-based cap. Payments of amounts that exceed the amount paid by the Fund are borne by the Transfer Agent, the Investment Manager and/or their affiliates.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates typically make other payments or allow promotional incentives to certain broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the financial intermediaries, including Ameriprise Financial affiliates, to which the Distributor, the Investment Manager or their affiliates have agreed to make Marketing Support Payments and fee payments for Shareholder Services.
Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial advisors may have a conflict of interest or financial incentive with respect to recommendations regarding the Fund or any Contract or Qualified Plan that includes the Fund.
Share Price Determination
The price you pay or receive when you buy, sell or transfer shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day, with the value of the Fund's shares based on the total value of all of the securities and other assets that it holds as of such specified time.
Prospectus 2026
19

Columbia Variable Portfolio – Government Money Market Fund
About Fund Shares and Transactions (continued)
 FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV per share as follows:
NAV per share = (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
 FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day typically ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. The Fund will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as a close of regular trading on the NYSE for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Nonetheless, the NAV of Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Fund’s Board may approve or ratify. On holidays and other days when the NYSE is closed, the Fund’s NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities listed on an exchange are typically valued at the closing price or last trade on their primary exchange at the close of business of the NYSE. Equity securities without a readily available closing price or that are not listed on any exchange are typically valued at the mean between the closing bid and asked prices. Other equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are fair valued unless market quotations are readily available, fixed income investments maturing in 60 days or less are valued primarily using the amortized cost method, unless this methodology results in a valuation that does not approximate the market value of these securities, and those maturing in excess of 60 days are valued based on prices obtained from a pricing service, if available (which may represent market values or fair values). Investments in other open-end funds are valued at their published NAVs. The value of the Fund’s portfolio securities is determined in accordance with the valuation policy approved by the Board (the Valuation Policy). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Investment Manager as the Fund’s valuation designee. The Investment Manager, in turn, has authorized its valuation committee to make fair value determinations and to carry out supervisory and certain other functions relating to the valuation of Fund portfolio securities, pursuant to the Valuation Policy.
If a market price is not readily available or is deemed not to reflect market value for a portfolio security, the Investment Manager will determine the price based on a determination of the security's fair value pursuant to the Valuation Policy. In addition, the Investment Manager may use fair valuation techniques to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security.
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Columbia Variable Portfolio – Government Money Market Fund
About Fund Shares and Transactions (continued)
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Investment Manager uses fair valuation to price equity securities, it may value those securities higher or lower than another fund or manager would. Also, fair valuation of Fund holdings may cause the Fund's performance to diverge to a greater degree from the performance of various benchmark indices used to compare the Fund's performance because indices generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Futures and options on futures are valued based upon the settlement price as determined by the principal exchange on which they are traded or, in the absence of a settlement price, at the mean of the closing bid and ask. Generally, over-the-counter derivatives, such as swaps and swaptions, are valued based on a price provided by an approved pricing service.
Shareholder Information
Each share class has its own cost structure and other features. Your product may not offer every share class. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the Fund and available under your product. Shares of the Fund are generally available for purchase only by participating insurance companies in connection with Contracts and Qualified Plan sponsors.
The Fund, the Distributor or the Transfer Agent may refuse any order to buy or transfer shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.
Shares of the Fund may not be purchased or sold directly by individual Contract owners or participants in a Qualified Plan. When you sell your shares through your Contract or Qualified Plan, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations, as described under Satisfying Fund Redemption Requests below.
Depending on the context, references to “you” or “your” herein refer either to the holder of a Contract, participant in a Qualified Plan or qualified institutional investor who may select Fund shares to fund his or her investment in the Contract or Qualified Plan or to the participating insurance company as the holder of Fund shares through one or more separate accounts or the Qualified Plan.
Satisfying Fund Redemption Requests
The Fund typically expects to send the redeeming participating insurance company or Qualified Plan sponsor payment for shares within two business days after your trade date. The Fund can delay payment of redemption proceeds for up to seven days. The Fund can also suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.
The Fund reserves the right to honor redemption orders in whole or in part with in-kind distributions of Fund portfolio securities instead of cash if the Investment Manager, in its sole discretion, determines it to be in the best interest of the remaining shareholders. Such in-kind distributions typically represent a pro-rata portion of Fund portfolio assets subject to adjustments (e.g., for non-transferable securities and round lots). In the event the Fund distributes portfolio securities in-kind, shareholders may incur brokerage and other transaction costs associated with converting the portfolio securities into cash. Also, the portfolio securities may increase or decrease in value after they are distributed but before they are converted into cash. For U.S. federal income tax purposes, redemptions paid in securities are generally treated the same as redemptions paid in cash. Although shares of the Fund may not be purchased or sold by individual owners of Contracts or Qualified Plans, this policy applies indirectly to Contract and Qualified Plan owners.
Prospectus 2026
21

Columbia Variable Portfolio – Government Money Market Fund
About Fund Shares and Transactions (continued)
Potential Conflicts of Interest – Mixed and Shared Funding
The Fund is available for purchase only through Contracts offered by participating insurance companies, Qualified Plans and other qualified institutional investors authorized by the Distributor. Due to differences in tax treatment and other considerations, the interests of various Contract owners, and the interests of Qualified Plan participants, if any, may conflict. The Fund does not foresee any disadvantages to investors arising from these potential conflicts of interest at this time. Nevertheless, the Board of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.
Order Processing
Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Qualified Plan sponsor are processed on business days. Orders received in “good form” by the Transfer Agent or a financial intermediary, including your participating insurance company or Qualified Plan sponsor, before the end of a business day are priced at the NAV per share of the Fund's applicable share class on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. An order is in “good form” if the Transfer Agent or your financial intermediary has all of the information and documentation it deems necessary to effect your order. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Qualified Plan. Any charges that apply to your Contract or Qualified Plan, and any charges that apply to separate accounts of participating insurance companies or Qualified Plans that may own shares directly, are described in your separate Contract prospectus or Qualified Plan disclosure documents.
You may transfer all or part of your investment in the Fund to one or more of the other investment options available under your Contract or Qualified Plan. You may provide instructions to sell any amount allocated to the Fund. Proceeds will be mailed within seven days after your surrender or withdrawal request is received in good form by an authorized agent. The amount you receive may be more or less than the amount you invested.
Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for more information about transfers as well as surrenders and withdrawals.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Fund or certain of its service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Fund are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information; and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of the Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of the Fund shares. However, since frequent purchases and sales of the Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with the Fund) and disrupting portfolio management strategies, the Fund reserves the right, but has no obligation, to reject any purchase or transfer transaction at any time. The Fund has no limits on purchase or transfer transactions. In addition, the Fund reserves the right to impose or modify restrictions on purchases, transfers or trading of Fund shares at any time.
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Prospectus 2026

Columbia Variable Portfolio – Government Money Market Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■
It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■
A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is generally unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than its adjusted cost basis, and will generally realize a capital loss if it sells that investment for a lower price than its adjusted cost basis. Capital gains and losses are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term) or more than one year (long-term).
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money (or be exposed to additional losses, if the fund earns a negative return). Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal income or excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:
Declaration and Distribution Schedule
Declarations	Daily
Distributions	Quarterly
The Fund may declare or pay distributions of net investment income more frequently.
Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the NAV per share of the share class is reduced by the amount of the distribution.
The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions to be paid in cash.
Taxes and Your Investment
Taxation of the Fund: The Fund has elected and intends to qualify and to be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify and be eligible for treatment as a regulated investment company would result in fund-level taxation, and consequently, a reduction in income available for distribution to you.
Taxation of Fund Shares: Shares of the Fund are only offered to separate accounts of participating insurance companies, Qualified Plans, and certain other eligible persons or plans permitted to hold shares of the Fund pursuant to the applicable U.S. Treasury Regulations without impairing the ability of participating insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended. Each participating insurance company, including each participating insurance company that is an affiliate of the Investment Manager, includes in its taxable income any net investment income derived from the investment of assets held in its separate accounts because the insurance company is considered the owner of these assets under federal income tax law. The insurance company may claim certain tax benefits associated with this investment
Prospectus 2026
23

Columbia Variable Portfolio – Government Money Market Fund
Distributions and Taxes (continued)
income. These benefits, which may include foreign tax credits (which can reduce the insurance company’s U.S. taxes on foreign source income) and the corporate dividends-received deduction (which is a tax deduction for the insurance company attributable to certain dividends received from the Fund), are not passed on to Contract owners since the affiliated insurance company is the owner of the assets under federal tax law and is taxed on the investment income generated by the assets.
Taxation of Variable Annuity Contracts and Variable Life Insurance Policies: Your Contract may qualify for favorable tax treatment. Please refer to your Contract prospectus for more information about the tax implications of your investment in the Contract. As long as your Contract continues to qualify for such favorable tax treatment, you will not be taxed currently on your investment in the Fund through such Contract, even if the Fund makes distributions to the separate account and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the separate accounts of participating insurance companies, which maintain and invest net proceeds from Contracts, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a Contract will be “adequately diversified.” If the Fund does not meet such requirements because its investments are not adequately diversified, your Contract could lose its favorable tax treatment, and income and gain allocable to your Contract could be taxable currently to you. This could also occur if Contract holders are found to have an impermissible level of control over the investments underlying their Contracts. You should consult with the participating insurance company that issued your Contract, plan sponsor, or other eligible investor through which your investment in the Fund is made regarding the U.S. federal income taxation of your investment.
 FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your indirect investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account other than a Contract, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
24
Prospectus 2026

Columbia Variable Portfolio – Government Money Market Fund
Financial Highlights
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total return for all periods shown. Total return is not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Form N-CSR, which is available upon request.
Prospectus 2026
25

Columbia Variable Portfolio – Government Money Market Fund
Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class 1
Year Ended 12/31/2025	$1.00	0.04	(0.00)(b)	0.04	(0.04)	(0.04)
Year Ended 12/31/2024	$1.00	0.05	(0.00)	0.05	(0.05)	(0.05)
Year Ended 12/31/2023	$1.00	0.05	(0.00)	0.05	(0.05)	(0.05)
Year Ended 12/31/2022	$1.00	0.01	(0.00)	0.01	(0.01)	(0.01)
Year Ended 12/31/2021	$1.00	0.00	(0.00)	0.00	(0.00)	(0.00)
Class 2
Year Ended 12/31/2025	$1.00	0.04	(0.00)(b)	0.04	(0.04)	(0.04)
Year Ended 12/31/2024	$1.00	0.05	(0.00)	0.05	(0.05)	(0.05)
Year Ended 12/31/2023	$1.00	0.04	(0.00)	0.04	(0.04)	(0.04)
Year Ended 12/31/2022	$1.00	0.01	(0.00)	0.01	(0.01)	(0.01)
Year Ended 12/31/2021	$1.00	0.00	(0.00)	0.00	(0.00)	(0.00)
Class 3
Year Ended 12/31/2025	$1.00	0.04	(0.00)(b)	0.04	(0.04)	(0.04)
Year Ended 12/31/2024	$1.00	0.05	(0.00)	0.05	(0.05)	(0.05)
Year Ended 12/31/2023	$1.00	0.05	(0.00)	0.05	(0.05)	(0.05)
Year Ended 12/31/2022	$1.00	0.01	(0.00)	0.01	(0.01)	(0.01)
Year Ended 12/31/2021	$1.00	0.00	0.00	0.00	(0.00)	(0.00)

Notes to Financial Highlights
(a)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(b)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain
(loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

(c)
Ratios include the impact of voluntary waivers paid by the Investment Manager. For the periods indicated below, if the Investment Manager had not paid these voluntary waivers, the Fund's net expense ratio would increase by:

	12/31/2022	12/31/2021
Class 1	0.10%	0.40%
Class 2	0.21%	0.66%
Class 3	0.16%	0.53%
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Columbia Variable Portfolio – Government Money Market Fund
Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets	Total net expense ratio to average net assets(a)	Net investment income ratio to average net assets	Net assets, end of period (000's)
Class 1
Year Ended 12/31/2025	$1.00	3.97%	0.38%	0.36%	3.91%	$64,144
Year Ended 12/31/2024	$1.00	4.97%	0.40%	0.35%	4.89%	$66,005
Year Ended 12/31/2023	$1.00	4.74%	0.42%	0.36%	4.65%	$91,283
Year Ended 12/31/2022	$1.00	1.22%	0.45%	0.35%(c)	1.21%	$89,219
Year Ended 12/31/2021	$1.00	0.02%	0.48%	0.05%(c)	0.01%	$88,117
Class 2
Year Ended 12/31/2025	$1.00	3.71%	0.63%	0.61%	3.67%	$229,097
Year Ended 12/31/2024	$1.00	4.71%	0.65%	0.60%	4.63%	$175,234
Year Ended 12/31/2023	$1.00	4.48%	0.67%	0.61%	4.41%	$174,055
Year Ended 12/31/2022	$1.00	1.12%	0.69%	0.48%(c)	1.25%	$170,487
Year Ended 12/31/2021	$1.00	0.02%	0.73%	0.04%(c)	0.01%	$109,160
Class 3
Year Ended 12/31/2025	$1.00	3.84%	0.51%	0.48%	3.79%	$263,377
Year Ended 12/31/2024	$1.00	4.84%	0.53%	0.48%	4.75%	$269,086
Year Ended 12/31/2023	$1.00	4.61%	0.54%	0.49%	4.52%	$220,177
Year Ended 12/31/2022	$1.00	1.17%	0.57%	0.40%(c)	1.21%	$231,856
Year Ended 12/31/2021	$1.00	0.02%	0.61%	0.05%(c)	0.01%	$198,713

Prospectus 2026
27

Columbia Variable Portfolio – Government Money Market Fund

For More Information
The Fund is generally available only to owners of Contracts issued by participating insurance companies and participants in Qualified Plans. Please refer to your Contract prospectus or Qualified Plan disclosure documents for information about how to buy, sell and transfer shares of the Fund.
Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders and in Form N-CSR. In the Fund’s Form N-CSR, you will find the Fund’s annual and semiannual financial statements. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail: Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
By Telephone: 800.345.6611
Online: columbiathreadneedleus.com
Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
The investment company registration number of Columbia Funds Variable Series Trust II, of which the Fund is a series, is 811-22127.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.
The Fund is distributed by Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2026 Columbia Threadneedle. All rights reserved.
PRO7009_12_E01_(05/26)

Columbia Variable Portfolio – Income Opportunities Fund
Prospectus
May 1, 2026

The Fund may offer Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). There are no exchange ticker symbols associated with shares of the Fund.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Columbia Variable Portfolio – Income Opportunities Fund

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Columbia Variable Portfolio – Income Opportunities Fund
Summary of the Fund
Investment Objective
Columbia Variable Portfolio – Income Opportunities Fund (the Fund) seeks to provide shareholders with a high total return through current income and capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management fees	0.65%	0.65%	0.65%
Distribution and/or service (12b-1) fees	0.00%	0.25%	0.13%
Other expenses	0.05%	0.05%	0.05%
Total annual Fund operating expenses(a)	0.70%	0.95%	0.83%
Less: Fee waivers and/or expense reimbursements(b)	(0.06%)	(0.06%)	(0.06%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.64%	0.89%	0.77%
(a)
“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(b)
Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through April 30, 2027, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.64% for Class 1, 0.89% for Class 2 and 0.765% for Class 3. Any differences in these annual rates relative to the annual rates noted in the last row of the above table (e.g., net expense ratios) are due to applicable exclusions under the agreement.
 Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■
you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■
your investment has a 5% return each year, and
■
the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
	1 year	3 years	5 years	10 years
Class 1 (whether or not shares are redeemed)	$65	$218	$384	$865
Class 2 (whether or not shares are redeemed)	$91	$297	$520	$1,161
Class 3 (whether or not shares are redeemed)	$79	$259	$455	$1,020
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Columbia Variable Portfolio – Income Opportunities Fund
Summary of the Fund (continued)
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund’s assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. These income-producing debt instruments include corporate debt securities as well as bank loans. The Fund will purchase only debt instruments rated B or above, or if unrated, determined to be of comparable quality. If a debt instrument falls below a B rating after investment by the Fund, the Fund may continue to hold the instrument.
The Fund may invest up to 25% of its net assets in foreign investments.
Corporate debt instruments in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities.
The Fund may invest in debt instruments of any maturity and does not seek to maintain a particular dollar-weighted average maturity. Because the Fund emphasizes high-yield investments, more emphasis is put on credit risk by the portfolio managers in selecting investments than either maturity or duration.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
Principal Risks
An investment in the Fund involves risks, including High-Yield Investments Risk, Interest Rate Risk, Changing Distribution Level Risk, Credit Risk, and Market Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Changing Distribution Level Risk. The Fund normally expects to receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amounts paid by the Fund will vary and generally depend on the amount of income the Fund earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in the Fund’s income or net capital gains arising from its investments may reduce its distribution level.
Confidential Information Access Risk. The portfolio managers may avoid the receipt of material, non-public information (Confidential Information) about the issuers of floating rate loans (including from the issuer itself) being considered for acquisition by the Fund, or held in the Fund. A decision not to receive Confidential Information may disadvantage the Fund and could adversely affect the Fund’s performance.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.
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Columbia Variable Portfolio – Income Opportunities Fund
Summary of the Fund (continued)
Credit Risk. Credit risk is the risk that the value of loans or other debt instruments may decline if the borrower or the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies, such as S&P Global Ratings, Moody’s Investors Service, Inc. (Moody’s Ratings), Fitch Ratings, Inc. (Fitch), Morningstar DBRS (DBRS) and Kroll Bond Rating Agency, LLC (KBRA), assign credit ratings to certain loans and debt instruments to indicate their credit risk. A rating downgrade by such agencies can negatively impact the value of such instruments. Lower-rated or unrated loans or instruments held by the Fund may present increased credit risk as compared to higher-rated loans or instruments. Non-investment grade loans or debt instruments may be subject to greater price fluctuations and are more likely to experience a default than investment grade loans or debt instruments and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated loans or instruments, or if the ratings of loans or instruments held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. If the issuer of a loan or debt instrument declares bankruptcy or is declared bankrupt, there may be a delay before the Fund can act on the collateral (if any) securing the loan or debt instrument, which may adversely affect the Fund. Further, there is a risk that a court could take action with respect to a loan or debt instrument that is adverse to the holders of the loan or debt instrument. Such actions may include invalidating the loan or debt instrument, the lien on the collateral (if any), the priority status of the loan or debt instrument, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the Fund’s performance. A default or expected default of a loan or debt instrument could also make it difficult for the Fund to sell the loan or debt instrument at a price approximating the value previously placed on it. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel. This may increase the Fund’s operating expenses and adversely affect its NAV. Loans or debt instruments that have a lower priority for repayment in an issuer’s capital structure typically involve a higher degree of overall risk than more senior loans or debt instruments of the same borrower.
Fixed Income Instruments Risk. The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value.
Floating or Variable Rate Securities Risk. Floating or variable rate securities pay interest at rates that adjust in response to changes in a specified interest rate or reset at predetermined dates (such as the end of a calendar quarter). Securities with floating or variable interest rates are generally less sensitive to interest rate changes than securities with fixed interest rates but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates. Conversely, floating or variable rate securities will not generally increase in value if interest rates decline.
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. Investing in securities of foreign companies subjects the Fund to the risks associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, including risks related to political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
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Columbia Variable Portfolio – Income Opportunities Fund
Summary of the Fund (continued)
High-Yield Investments Risk. Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Highly Leveraged Transactions Risk. The loans or other debt instruments in which the Fund invests may include highly leveraged transactions whereby the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Loans or other debt instruments that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.
Impairment of Collateral Risk. The value of collateral, if any, securing a loan can decline, and may be insufficient to meet the borrower’s obligations or difficult or costly to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate and other loans may not be fully collateralized and may decline in value.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of loans and other debt instruments tend to fall, and if interest rates fall, the values of loans and other debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund's performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its loans or securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.
Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Decreases in the number of financial institutions, including banks and broker-dealers, willing to make markets (match up sellers and buyers) in the Fund’s investments or decreases in their capacity or willingness to trade such investments may increase the Fund’s exposure to this risk. The debt market has experienced considerable growth, and financial institutions making markets in instruments purchased and sold by the Fund (e.g., bond dealers) have been subject to increased regulation. The impact of that growth and regulation on the ability and willingness of financial institutions to engage in trading or “making a market” in such instruments remains unsettled. Certain types of investments, such as lower-rated securities or those that are purchased and sold in over-the-counter markets, may be especially subject to liquidity risk. Securities or other assets in which the Fund invests may be traded in the over-the-counter market rather than on an exchange and therefore may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s
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Columbia Variable Portfolio – Income Opportunities Fund
Summary of the Fund (continued)
performance. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, their value may be impaired when the Fund needs to liquidate such loans, and are typically subject to extended settlement periods, each of which gives rise to liquidity risk.
Loan Interests Risk. Loan interests may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws. Loan interests generally are subject to restrictions on transfer, and the Fund may be unable to sell its loan interests at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Accordingly, loan interests may at times be illiquid. Loan interests may be difficult to value and typically have extended settlement periods (generally greater than 7 days). Extended settlement periods during significant Fund redemption activity could potentially cause increased short-term liquidity demands on the Fund. As a result, the Fund may be forced to sell investments at unfavorable prices, or borrow money or effect short settlements where possible (at a cost to the Fund), in an effort to generate sufficient cash to pay redeeming shareholders. The Fund’s actions in this regard may not be successful. Interests in loans created to finance highly leveraged companies or transactions, such as corporate acquisitions, may be especially vulnerable to adverse changes in economic or market conditions. Interests in secured loans have the benefit of collateral and, typically, of restrictive covenants limiting the ability of the borrower to further encumber its assets. There is a risk that the value of any collateral securing a loan in which the Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event the borrower defaults, the Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Further, there is a risk that a court could take action with respect to a loan that is adverse to the holders of the loan, and the Fund, to enforce its rights in the event of a default, bankruptcy or similar situation, may need to retain legal or similar counsel. This may increase the Fund’s operating expenses and adversely affect its NAV. Loans that have a lower priority for repayment in an issuer’s capital structure may involve a higher degree of overall risk than more senior loans of the same borrower. In the event of a default, second lien secured loans will generally be paid only if the value of the collateral exceeds the amount of the borrower’s obligations to the first lien secured lenders, and the remaining collateral may not be sufficient to cover the full amount owed on the loan in which the Fund has an interest. The Fund may acquire a participation interest in a loan that is held by another party. When the Fund’s loan interest is a participation, the Fund may have less control over the exercise of remedies than the party selling the participation interest, and it normally would not have any direct rights against the borrower.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified
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Columbia Variable Portfolio – Income Opportunities Fund
Summary of the Fund (continued)
if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be called as expected. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow on such investments, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of an investment beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on investments with higher interest rates or wider spreads.
Reinvestment Risk. Reinvestment risk arises when the Fund is unable to reinvest income or principal at the same or at least the same return it is currently earning.
Rule 144A and Other Exempted Securities Risk. The Fund may invest in privately placed and other securities or instruments exempt from SEC registration (collectively “private placements”), subject to certain regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could adversely affect the marketability of such investments and the Fund might be unable to dispose of them promptly or at reasonable prices, subjecting the Fund to liquidity risk. The Fund’s holdings of private placements may increase the level of Fund illiquidity if eligible buyers are unable or unwilling to purchase them at a particular time. Issuers of Rule 144A eligible securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available since the offering information is not filed with the SEC. Further, issuers of Rule 144A eligible securities can require recipients of the offering information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.
Unrated Securities Risk. The Fund may purchase unrated securities which are not rated by a rating agency. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Investment Manager may not accurately evaluate the security’s comparative credit rating. Analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality debt securities. To the extent that the Fund purchases unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Investment Manager’s creditworthiness analysis than if the Fund invested exclusively in rated securities.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance, as well as another measure of performance for markets in which the Fund may invest.
Except for differences in annual returns resulting from differences in expenses (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.
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Columbia Variable Portfolio – Income Opportunities Fund
Summary of the Fund (continued)
The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.
Year by Year Total Return (%) as of December 31 Each Year	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	2nd Quarter 2020	9.00%
	Worst	1st Quarter 2020	-12.12%
 Average Annual Total Returns (for periods ended December 31, 2025)

	Share Class Inception Date	1 Year	5 Years	10 Years
Class 1	05/03/2010	8.78%	3.86%	5.42%
Class 2	05/03/2010	8.43%	3.60%	5.17%
Class 3	06/01/2004	8.58%	3.76%	5.30%
ICE BofA BB-B US Cash Pay High Yield Constrained Index (reflects no deductions for fees, expenses, taxes or, for periods prior to July 2022, transaction costs)		8.69%	4.09%	6.04%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		7.30%	-0.36%	2.01%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC
Portfolio Management	Title	Role with Fund	Managed Fund Since
Daniel DeYoung	Senior Portfolio Manager	Portfolio Manager	2019
Spencer Sutcliffe	Senior Portfolio Manager	Portfolio Manager	2024
Purchase and Sale of Fund Shares
The Fund is available for purchase through Contracts offered by the separate accounts of participating insurance companies or Qualified Plans or by other eligible investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). Shares of the Fund may not be purchased or sold by individual owners of Contracts or Qualified Plans. If you are a Contract holder or Qualified Plan participant, please refer to your separate Contract prospectus or Qualified Plan disclosure documents for information about minimum investment requirements and how to purchase and redeem shares of the Fund on days the Fund is open for business.
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Columbia Variable Portfolio – Income Opportunities Fund
Summary of the Fund (continued)
Tax Information
The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, which are generally the participating insurance companies and Qualified Plans investing in the Fund through separate accounts. These distributions may not be taxable to you as the holder of a Contract or a participant in a Qualified Plan. Please consult the prospectus or other information provided to you by your participating insurance company and/or Qualified Plan regarding the U.S. federal income taxation of your contract, policy and/or plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial advisor or salesperson or visit your financial intermediary’s website for more information.
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Prospectus 2026

Columbia Variable Portfolio – Income Opportunities Fund
More Information About the Fund
Investment Objective
Columbia Variable Portfolio – Income Opportunities Fund (the Fund) seeks to provide shareholders with a high total return through current income and capital appreciation. Only shareholders can change the Fund’s investment objective. Because any investment involves risk, there is no assurance the Fund’s investment objective will be achieved.
Principal Investment Strategies
Under normal circumstances, the Fund’s assets are invested primarily in income-producing debt securities, with an emphasis on the higher rated segment of the high-yield (junk bond) market. These income-producing debt instruments include corporate debt securities as well as bank loans. The Fund will purchase only debt instruments rated B or above, or if unrated, determined to be of comparable quality. If a debt instrument falls below a B rating after investment by the Fund, the Fund may continue to hold the instrument.
The Fund may invest up to 25% of its net assets in foreign investments.
Corporate debt instruments in which the Fund invests are typically unsecured, with a fixed-rate of interest, and are usually issued by companies or similar entities to provide financing for their operations, or other activities. Floating rate loans, which are another form of financing, are typically secured, with interest rates that adjust or “float” periodically (normally on a daily, monthly, quarterly or semiannual basis by reference to a base lending rate, plus a premium). Secured debt instruments are ordinarily secured by specific collateral or assets of the issuer or borrower such that holders of these instruments will have claims senior to the claims of other parties who hold unsecured instruments.
The Fund may invest in debt instruments of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund and the Fund’s investors face as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk. Because the Fund emphasizes high-yield investments, more emphasis is put on credit risk by the portfolio managers in selecting investments than either maturity or duration.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the Investment Manager) chooses investments using:
■
Rigorous, in-house credit research using a proprietary risk and relative value rating system with the goal of generating strong risk-adjusted returns;
■
A process focused on seeking to identify issuers with improving credit quality characterized by several factors including:
■
stable and strengthening cash flows,
■
the ability to de-leverage through free cash flow,
■
asset valuations supporting debt,
■
strong management,
■
strong and sustainable market positioning, and/or
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access to capital;
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A top down assessment of broad economic and market conditions to determine quality and industry weightings;
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Review of the legal documentation supporting the loan, including an analysis of the covenants and the rights and remedies of the lender.
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In evaluating whether to sell a security, the Investment Manager considers, among other factors:
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Deterioration in the issuer’s results relative to analyst expectations,
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Inability of the issuer to de-leverage,
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Reduced asset coverage for the issuer,
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Deterioration in the issuer’s competitive position,
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Reduced access to capital for the issuer,
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Changes in the issuer’s management,
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Whether the Investment Manager’s price target for the security has been achieved, and/or
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The investment’s potential upside/downside compared to other investments or investment opportunities.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change.
Principal Risks
An investment in the Fund involves risks, including High-Yield Investments Risk, Interest Rate Risk, Changing Distribution Level Risk, Credit Risk, and Market Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Changing Distribution Level Risk. The Fund normally expects to receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amounts paid by the Fund will vary and generally depend on the amount of income the Fund earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in the Fund’s income or net capital gains arising from its investments may reduce its distribution level.
Confidential Information Access Risk. In many instances, issuers of floating rate loans offer to furnish material, non-public information (Confidential Information) to prospective purchasers or holders of the issuer’s floating rate loans to help potential investors assess the value of the loan. The portfolio managers may avoid the receipt of Confidential Information about the issuers of floating rate loans being considered for acquisition by the Fund, or held in the Fund. A decision not to receive Confidential Information from these issuers may disadvantage the Fund as compared to other floating rate loan investors, and may adversely affect the price the Fund pays for the loans it purchases, or the price at which the Fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the ability to assess the desirability thereof may be compromised. For these and other reasons, it is possible that the decision not to receive Confidential Information could adversely affect the Fund’s performance.
Counterparty Risk. The risk exists that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle in which the Fund invests may become insolvent or otherwise fail to perform its obligations, including making payments to the Fund, due to financial difficulties. The Fund may obtain no or limited recovery in a bankruptcy or other reorganizational proceedings, and any recovery may be significantly delayed. Transactions that the Fund enters into may involve counterparties in the financials sector and, as a result, events affecting the financials sector may cause the Fund’s NAV to fluctuate.
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Credit Risk. Credit risk is the risk that the value of loans or other debt instruments may decline if the borrower or the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Various factors could affect the actual or perceived willingness or ability of the borrower or the issuer to make timely interest or principal payments, including changes in the financial condition of the borrower or the issuer or in general economic conditions. Credit rating agencies, such as S&P Global Ratings, Moody’s Ratings, Fitch, DBRS and KBRA, assign credit ratings to certain loans and debt instruments to indicate their credit risk. A rating downgrade by such agencies can negatively impact the value of such instruments. Lower-rated or unrated loans or instruments held by the Fund may present increased credit risk as compared to higher-rated loans or instruments. Non-investment grade loans or debt instruments may be subject to greater price fluctuations and are more likely to experience a default than investment grade loans or debt instruments and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated loans or instruments, or if the ratings of loans or instruments held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. If the issuer of a loan or debt instrument declares bankruptcy or is declared bankrupt, there may be a delay before the Fund can act on the collateral (if any) securing the loan or debt instrument, which may adversely affect the Fund. Further, there is a risk that a court could take action with respect to a loan or debt instrument that is adverse to the holders of the loan or debt instrument. Such actions may include invalidating the loan or debt instrument, the lien on the collateral (if any), the priority status of the loan or debt instrument, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the Fund’s performance. A default or expected default of a loan or debt instrument could also make it difficult for the Fund to sell the loan or debt instrument at a price approximating the value previously placed on it. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel. This may increase the Fund’s operating expenses and adversely affect its NAV. Loans or debt instruments that have a lower priority for repayment in an issuer’s capital structure typically involve a higher degree of overall risk than more senior loans or debt instruments of the same borrower.
Fixed Income Instruments Risk. The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. Typically, shorter-term bonds are less volatile than longer-term bonds; however, longer-term bonds typically offer higher yields and more stable interest income than shorter-term bonds due to their longer term and extended fixed payment schedule. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value.
Floating or Variable Rate Securities Risk. Floating or variable rate securities pay interest at rates that adjust in response to changes in a specified interest rate or reset at predetermined dates (such as the end of a calendar quarter). Securities with floating or variable interest rates are generally less sensitive to interest rate changes than securities with fixed interest rates but may decline in value if their interest rates do not rise as much, or as quickly, as comparable market interest rates. Conversely, floating or variable rate securities will not generally increase in value if interest rates decline. The impact of interest rate changes on floating or variable rate securities is typically mitigated by the periodic interest rate reset of the investments. Floating or variable rate securities can be rated below investment grade or unrated, which, in the latter case, the Fund relies heavily on the Investment Manager’s assessment of the credit quality. Lower-rated floating or variable rate securities are subject to many of the same risks as high yield securities, although these risks are reduced when the instruments are senior and secured as opposed to many high yield securities that are junior and unsecured. Floating or variable rate securities are often subject to restrictions on resale, which can result in reduced liquidity.
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities may also be less liquid, making them more difficult to trade, than securities of U.S. companies so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose withholding or other taxes on
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the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. In some cases, such withholding or other taxes could potentially be confiscatory. Other risks include: possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about foreign companies; the impact of economic, political, social, diplomatic or other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics), possible seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. In addition, as a result of economic sanctions, the Fund may be forced to sell or otherwise dispose of investments at inopportune times or prices, which could result in losses to the Fund and increased transaction costs. These conditions may be in place for a substantial period of time and enacted with limited advance notice to the Fund. The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets. Additionally, investments in certain countries may subject the Fund to a number of tax rules, the application of which may be uncertain. Countries may amend or revise their existing tax laws, regulations and/or procedures in the future, possibly with retroactive effect. Changes in or uncertainties regarding the laws, regulations or procedures of a country could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies located in such countries in which the Fund invests, or result in unexpected tax liabilities for the Fund. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency exchange controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
High-Yield Investments Risk. Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated debt instruments of comparable quality tend to be more sensitive to credit risk than higher-rated debt instruments and may experience greater price fluctuations in response to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. These investments are generally more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. These debt instruments typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. High-yield debt instruments may require a greater degree of judgment to establish a price, may be difficult to sell at the time and price the Fund desires, may carry high transaction costs, and also are generally less liquid than higher-rated debt instruments. The ratings provided by third party rating agencies are based on analyses by these ratings agencies of the credit quality of the debt instruments and may not take into account every risk related to whether interest or principal will be timely repaid. In adverse economic and other circumstances, issuers of lower-rated debt instruments are more likely to have difficulty making principal and interest payments than issuers of higher-rated debt instruments.
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Highly Leveraged Transactions Risk. The loans or other debt instruments in which the Fund invests may consist of transactions involving refinancings, recapitalizations, mergers and acquisitions and other financings for general corporate purposes. The Fund’s investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” financings), provided that such senior obligations are determined by the Fund’s portfolio managers to be a suitable investment for the Fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management’s taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or other debt instruments that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.
Impairment of Collateral Risk. The value of collateral, if any, securing a loan can decline, and may be insufficient to meet the borrower’s obligations or difficult or costly to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate and other loans may not be fully collateralized and may decline in value.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of loans and other debt instruments tend to fall, and if interest rates fall, the values of loans and other debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk (the risk that the Fund will have to reinvest the money received in securities that have lower yields). The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund's performance and NAV. Debt instruments with floating coupon rates are typically less sensitive to interest rate changes, but these debt instruments may decline in value if their coupon rates do not rise as much as, or keep pace with, yields on such types of debt instruments. Because rates on certain floating rate loans and other debt instruments reset only periodically, changes in interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its loans or securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.
Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Decreases in the number of financial institutions, including banks and broker-dealers, willing to make markets (match up sellers and buyers) in the Fund’s investments or decreases in their capacity or willingness to trade such investments may increase the Fund’s exposure to this risk. The debt market has experienced considerable growth, and financial institutions making markets in instruments
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purchased and sold by the Fund (e.g., bond dealers) have been subject to increased regulation. The impact of that growth and regulation on the ability and willingness of financial institutions to engage in trading or “making a market” in such instruments remains unsettled. Certain types of investments, such as lower-rated securities or those that are purchased and sold in over-the-counter markets, may be especially subject to liquidity risk. Securities or other assets in which the Fund invests may be traded in the over-the-counter market rather than on an exchange and therefore may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market. Floating rate loans generally are subject to legal or contractual restrictions on resale, may trade infrequently, their value may be impaired when the Fund needs to liquidate such loans, and are typically subject to extended settlement periods, each of which gives rise to liquidity risk.
Loan Interests Risk. Loan interests may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws. Loan interests generally are subject to restrictions on transfer, and the Fund may be unable to sell loan interests at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Accordingly, loan interests may at times be illiquid. Loan interests may be difficult to value and typically have extended settlement periods (generally greater than 7 days). This exposes the Fund to the risk that the receipt of principal and interest payments may be late due to delayed interest settlement. Extended settlement periods during significant Fund redemption activity  could potentially cause increased short-term liquidity demands on the Fund. As a result, the Fund may be forced to sell investments at unfavorable prices, or borrow money or effect short settlements where possible (at a cost to the Fund), in an effort to generate sufficient cash to pay redeeming shareholders. The Fund’s actions in this regard may not be successful. Interests in loans created to finance highly leveraged companies or transactions, such as corporate acquisitions, may be especially vulnerable to adverse changes in economic or market conditions.
Interests in secured loans have the benefit of collateral and, typically, of restrictive covenants limiting the ability of the borrower to further encumber its assets, although many covenants may be waived or modified with the consent of a certain percentage of the holders of the loans even if the Fund does not consent. There is a risk that the value of any collateral securing a loan in which the Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In most loan agreements there is no formal requirement to pledge additional collateral. In the event the borrower defaults, the Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Further, there is a risk that a court could take action with respect to a loan that is adverse to the holders of the loan, including the Fund. Such actions may include invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the Fund’s performance. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel. This may increase the Fund’s operating expenses and adversely affect its NAV. Loans that have a lower priority for repayment in an issuer’s capital structure may involve a higher degree of overall risk than more senior loans of the same borrower. In the event of a default, second lien secured loans will generally be paid only if
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the value of the collateral exceeds the amount of the borrower’s obligations to the first lien secured lenders. The remaining collateral may not be sufficient to cover the full amount owed on the loan in which the Fund has an interest. In addition, if a secured loan is foreclosed, the Fund would likely bear the costs and liabilities associated with owning and disposing of the collateral. The collateral may be difficult to sell and the Fund would bear the risk that the collateral may decline in value while the Fund is holding it. From time to time, disagreements may arise amongst the holders of loans and debt in the capital structure of an issuer, which may give rise to litigation risks, including the risk that a court could take action adverse to the holders of the loan, which could negatively impact the Fund’s performance.
The Fund may acquire a loan interest by obtaining an assignment of all or a portion of the interests in a particular loan that are held by an original lender or a prior assignee. As an assignee, the Fund will usually succeed to all rights and obligations of its assignor with respect to the portion of the loan that is being assigned. However, the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the original lenders or the assignor. Alternatively, the Fund may acquire a participation interest in a loan that is held by another party. When the Fund’s loan interest is a participation, the Fund may have less control over the exercise of remedies than the party selling the participation interest, and the Fund normally would not have any direct rights against the borrower. As a participant, the Fund would also be subject to the risk that the party selling the participation interest would not remit the Fund’s pro rata share of loan payments to the Fund. It may also be difficult for the Fund to obtain an accurate picture of a lending bank’s financial condition.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. In addition, the Iranian conflict that commenced in February 2026 may result in similar, and potentially more severe, disruptions. Escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be called as expected. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced
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yield to the Fund. As interest rates decrease or spreads narrow on such investments, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of an investment beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on investments with higher interest rates or wider spreads.
Reinvestment Risk. Reinvestment risk arises when the Fund is unable to reinvest income or principal at the same or at least the same return it is currently earning.
Rule 144A and Other Exempted Securities Risk. The Fund may invest in privately placed and other securities or instruments exempt from SEC registration (collectively “private placements”), subject to certain regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could adversely affect the marketability of such investments and the Fund might be unable to dispose of them promptly or at reasonable prices, subjecting the Fund to liquidity risk (the risk that it may not be possible for the Fund to liquidate the instrument at an advantageous time or price). The Fund’s holdings of private placements may increase the level of Fund illiquidity if eligible buyers are unable or unwilling to purchase them at a particular time. The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of private placements typically reflect a discount, which may be significant, from the market price of comparable securities for which a more liquid market exists. Issuers of Rule 144A eligible securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available since the offering information is not filed with the SEC. Further, issuers of Rule 144A eligible securities can require recipients of the offering information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.
Unrated Securities Risk. The Fund may purchase unrated securities which are not rated by a rating agency. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Investment Manager may not accurately evaluate the security’s comparative credit rating. Analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality debt securities. To the extent that the Fund purchases unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Investment Manager’s creditworthiness analysis than if the Fund invested exclusively in rated securities.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus or as otherwise required by the Investment Company Act of 1940, as amended (the 1940 Act), the rules and regulations thereunder and any applicable exemptive relief, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold other investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s Form N-CSR or by visiting columbiathreadneedleus.com.
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Transactions in Derivatives
The Fund may enter into derivative transactions or otherwise have exposure to derivative transactions through underlying investments. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the Secured Overnight Financing Rate (commonly known as SOFR)) or market indices (such as the Standard & Poor’s 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. The U.S. government and the European Union (and some other jurisdictions) have enacted regulations and similar requirements that prescribe clearing, margin, reporting and registration requirements for participants in the derivatives market. These requirements are evolving and their ultimate impact on the Fund remains unclear, but such impact could include restricting and/or imposing significant costs or other burdens upon the Fund’s participation in derivatives transactions. Additionally, regulations governing the use of derivatives by registered investment companies, such as the Fund, require, among other things, that a fund that invests in derivative instruments beyond a specified limited amount apply a value-at-risk-based limit to its portfolio and establish a comprehensive derivatives risk management program. As of the date of this prospectus, the Fund is not required to maintain a comprehensive derivatives risk management program given its more limited use of derivatives. For more information on the risks of derivative investments and strategies, see the SAI.
Affiliated Fund Investing
The Investment Manager or an affiliate serves as investment adviser to funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds”, and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds, which may include the Fund (collectively referred to in this section as Underlying Funds), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares. Although the Investment Manager or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when the Investment Manager or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase
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activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. In order to meet such redemptions, an Underlying Fund may be forced to sell its liquid (or more liquid) positions, leaving the Underlying Fund holding, post-redemption, a relatively larger position in illiquid investments (i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment) or less liquid securities. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager or its affiliate also has a conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as forward contracts, futures contracts, options, structured investments and swaps, for various purposes, including among others, investing in particular derivatives in seeking to reduce investment exposures, or in seeking to achieve indirect investment exposures, to a sector, country, region or currency where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund's website (columbiathreadneedleus.com) only after a certain amount of time has passed, as described in the SAI.
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More Information About the Fund (continued)
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the Fund's website may not always be current.
 FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmark(s), and accordingly the Fund's holdings may diverge from those of its benchmark(s). In addition, the Fund may invest in securities outside any industry and geographic sectors represented in its benchmark(s). The Fund's weightings in individual securities, and in industry or geographic sectors, may also vary considerably from those of its benchmark(s).
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year, may vary by share class and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios reflect the Fund’s fee arrangements as of the date of this prospectus and, unless indicated otherwise, are based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but unless indicated otherwise in the Annual Fund Operating Expenses table, no adjustments have been or will be made to the expense ratios to reflect any differences in the Fund’s average net assets between the most recently completed fiscal year and the date of this prospectus or a later date. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
 FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are allocated on a pro rata basis across all share classes. These fees include certain sub-transfer agency and shareholder servicing fees. For more information on these fees, see About Fund Shares and Transactions — Financial Intermediary Compensation.
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More Information About the Fund (continued)
Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through April 30, 2027, unless sooner terminated at the sole discretion of the Fund's Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:
Columbia Variable Portfolio – Income Opportunities Fund
Class 1	0.64%
Class 2	0.89%
Class 3	0.765%
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.
The Investment Manager has contractually agreed to implement a waiver with respect to Fund assets invested in funds that pay a management or advisory fee to the Investment Manager or its affiliate (underlying affiliated funds).  Under this arrangement, the Investment Manager waives its net management fee (management fee less reimbursements/waivers) with respect to the Fund in an amount equal to the net management or advisory fee (fee less reimbursement/waivers) payable by an underlying affiliated fund on the assets invested by the Fund in the underlying affiliated fund.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Fund’s returns might have been lower.
Primary Service Provider Contracts
The Fund enters into contractual arrangements (Service Provider Contracts) with various service providers, including, among others, the Investment Manager, the Distributor, Columbia Management Investment Services Corp. (the Transfer Agent) and the Fund’s custodian. The Fund’s Service Provider Contracts are solely among the parties thereto. Shareholders are not parties to, or intended to be third-party beneficiaries of, any Service Provider Contracts. Further, this prospectus, the SAI and any Service Provider Contracts are not intended to give rise to any agreement, duty, special relationship or other obligation between the Fund and any investor, or give rise to any contractual, tort or other rights in any individual shareholder, group of shareholders or other person, including any right to assert a fiduciary or other duty, enforce the Service Provider Contracts against the parties or to seek any remedy thereunder, either directly or on behalf of the Fund. Nothing in the previous sentence should be read to suggest any waiver of any rights under federal or state securities laws.
The Investment Manager, the Distributor, and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
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The Investment Manager
Columbia Management Investment Advisers, LLC is located at 290 Congress Street, Boston, MA 02210 and serves as investment adviser and administrator to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, debt instruments and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing the Fund’s investments. The Investment Manager is also responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s other service providers and the provision of related clerical and administrative services.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint unaffiliated subadvisers by entering into subadvisory agreements with them, and to change in material respects the terms of those subadvisory agreements, including the fees paid thereunder, for the Fund without first obtaining shareholder approval, thereby avoiding the expense and delays typically associated with obtaining shareholder approval. The Fund furnishes shareholders with information about new subadvisers retained in reliance on the order within 90 days after hiring the subadviser. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager discloses to the Board the nature of any such material relationships. The SEC has issued a separate order that permits the Board to approve new subadvisory agreements or material changes to existing subadvisory agreements at a meeting that is not in person, provided that the Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting and other conditions of the order are satisfied. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
The Fund pays the Investment Manager a fee for its management services, which include investment advisory services and administrative services. The fee is calculated as a percentage of the daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, management services fees paid to the Investment Manager by the Fund amounted to 0.65% of average daily net assets of the Fund.
A discussion regarding the basis for the Board’s approval of the renewal of the Fund's management agreement is available in the Fund’s Form N-CSR for the fiscal period ended June 30, 2025.
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.
Portfolio Management	Title	Role with Fund	Managed Fund Since
Daniel DeYoung	Senior Portfolio Manager	Portfolio Manager	2019
Spencer Sutcliffe	Senior Portfolio Manager	Portfolio Manager	2024
Mr. DeYoung joined the Investment Manager in 2013. Mr. DeYoung began his investment career in 2005 and earned a B.S. from the University of Minnesota Carlson School of Management.
Mr. Sutcliffe joined one of the Columbia Management legacy firms or acquired business lines in 2010. Mr. Sutcliffe began his investment career in 2001 and earned a B.B.A. from Marshall University and an M.B.A. from Butler University.
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The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 290 Congress Street, Boston, MA 02210. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 290 Congress Street, Boston, MA 02210, and its responsibilities include processing purchases, redemptions and transfers of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Transfer Agent has engaged SS&C GIDS, Inc. to provide various sub-transfer agency services. The Fund pays a service fee to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners and the separate accounts. The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■
compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■
the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■
separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■
regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■
insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests;
■
regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund; and
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■
insurance companies investing in the Fund may be affiliates of Ameriprise Financial; these affiliated insurance companies, individually and collectively, may hold through separate accounts a significant portion of the Fund's shares and may also invest in separate accounts managed by the Investment Manager that have the same or substantially similar investment objectives and strategies as the Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s Form N-CSR and in the SAI. Additionally, Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
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Columbia Variable Portfolio – Income Opportunities Fund
About Fund Shares and Transactions
Description of the Share Classes
Share Class Features
The Fund offers the classes of shares set forth on the cover of this prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class 1, Class 2 and Class 3 shares.
	Class 1 Shares	Class 2 Shares	Class 3 Shares
Eligible Investors
Shares of the Fund are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies
(collectively, Contracts) or qualified pension and retirement plans (Qualified Plans) or other eligible investors authorized by the Distributor.

Investment Limits	none	none	none
Conversion Features	none	none	none
Front-End Sales Charges	none	none	none
Contingent Deferred Sales Charges (CDSCs)	none	none	none
Maximum Distribution and/or Service Fees	none	0.25%	0.125%
 FUNDamentals
Financial Intermediaries
The term “financial intermediary” refers to the insurance company that issued your contract, qualified pension or retirement plan sponsors or the financial intermediary that employs your financial advisor. Financial intermediaries also include broker-dealers and financial advisors as well as firms that employ broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other firms in the financial services industry, including Ameriprise Financial and its affiliates.
Distribution and/or Service Fees
Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board has approved, and the Fund has adopted, a distribution plan which sets the distribution fees that are periodically deducted from the Fund’s assets for Class 2 and Class 3 shares. The distribution fee for Class 2 shares is 0.25% and the distribution fee for Class 3 shares is 0.125%. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or financial intermediaries for selling shares of the Fund and/or providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.
The Fund will pay these fees to the Distributor and/or to eligible financial intermediaries for as long as the distribution plan continues. The Fund may reduce or discontinue payments at any time.
The Fund pays a service fee to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners, Qualified Plan participants and the separate accounts.
Financial Intermediary Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to financial intermediaries, primarily to affiliated and unaffiliated insurance companies, for marketing/sales support services relating to the Fund (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary; gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary; or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the Marketing Support Payments to any one financial intermediary are generally between 0.05% and
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About Fund Shares and Transactions (continued)
0.40% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.05% and 0.25% on an annual basis for a financial intermediary receiving a payment based on gross sales of the Columbia Funds attributable to the financial intermediary.
As employee compensation and business unit operating goals at all levels are generally tied to the success of Ameriprise Financial, employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, are incented to include shares of the Columbia Funds in Contracts offered by affiliated insurance companies. Certain employees, directly or indirectly, receive higher compensation and other benefits as investment in the Columbia Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the Distributor and the Investment Manager, and the products they offer, including the Fund.
In addition, the Transfer Agent has certain arrangements in place to compensate financial intermediaries, primarily to affiliated and unaffiliated insurance companies, that hold Fund shares through networked and omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial Fund shareholders (Shareholder Services). Shareholder Services and related fees vary by financial intermediary and may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, maintenance of shareholder records, preparation of account statements and provision of customer service, and are not intended to include services that are primarily intended to result in the sale of Fund shares. Payments for Shareholder Services generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares. Each Fund pays the Transfer Agent a service fee equal to the payments made by the Transfer Agent to participating insurance companies and other financial intermediaries that provide Shareholder Services up to the lesser of the amount charged by the financial intermediary or a contractual asset-based cap. Payments of amounts that exceed the amount paid by the Fund are borne by the Transfer Agent, the Investment Manager and/or their affiliates.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates typically make other payments or allow promotional incentives to certain broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the financial intermediaries, including Ameriprise Financial affiliates, to which the Distributor, the Investment Manager or their affiliates have agreed to make Marketing Support Payments and fee payments for Shareholder Services.
Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial advisors may have a conflict of interest or financial incentive with respect to recommendations regarding the Fund or any Contract or Qualified Plan that includes the Fund.
Share Price Determination
The price you pay or receive when you buy, sell or transfer shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day, with the value of the Fund's shares based on the total value of all of the securities and other assets that it holds as of such specified time.
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Columbia Variable Portfolio – Income Opportunities Fund
About Fund Shares and Transactions (continued)
 FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV per share as follows:
NAV per share = (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
 FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day typically ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. The Fund will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as a close of regular trading on the NYSE for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Nonetheless, the NAV of Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Fund’s Board may approve or ratify. On holidays and other days when the NYSE is closed, the Fund’s NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities listed on an exchange are typically valued at the closing price or last trade on their primary exchange at the close of business of the NYSE. Equity securities without a readily available closing price or that are not listed on any exchange are typically valued at the mean between the closing bid and asked prices. Other equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are fair valued unless market quotations are readily available, fixed income investments maturing in 60 days or less are valued primarily using the amortized cost method, unless this methodology results in a valuation that does not approximate the market value of these securities, and those maturing in excess of 60 days are valued based on prices obtained from a pricing service, if available (which may represent market values or fair values). Investments in other open-end funds are valued at their published NAVs. The value of the Fund’s portfolio securities is determined in accordance with the valuation policy approved by the Board (the Valuation Policy). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Investment Manager as the Fund’s valuation designee. The Investment Manager, in turn, has authorized its valuation committee to make fair value determinations and to carry out supervisory and certain other functions relating to the valuation of Fund portfolio securities, pursuant to the Valuation Policy.
If a market price is not readily available or is deemed not to reflect market value for a portfolio security, the Investment Manager will determine the price based on a determination of the security's fair value pursuant to the Valuation Policy. In addition, the Investment Manager may use fair valuation techniques to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security.
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Columbia Variable Portfolio – Income Opportunities Fund
About Fund Shares and Transactions (continued)
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Investment Manager uses fair valuation to price equity securities, it may value those securities higher or lower than another fund or manager would. Also, fair valuation of Fund holdings may cause the Fund's performance to diverge to a greater degree from the performance of various benchmark indices used to compare the Fund's performance because indices generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Futures and options on futures are valued based upon the settlement price as determined by the principal exchange on which they are traded or, in the absence of a settlement price, at the mean of the closing bid and ask. Generally, over-the-counter derivatives, such as swaps and swaptions, are valued based on a price provided by an approved pricing service.
Shareholder Information
Each share class has its own cost structure and other features. Your product may not offer every share class. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the Fund and available under your product. Shares of the Fund are generally available for purchase only by participating insurance companies in connection with Contracts and Qualified Plan sponsors.
The Fund, the Distributor or the Transfer Agent may refuse any order to buy or transfer shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.
Shares of the Fund may not be purchased or sold directly by individual Contract owners or participants in a Qualified Plan. When you sell your shares through your Contract or Qualified Plan, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations, as described under Satisfying Fund Redemption Requests below.
Depending on the context, references to “you” or “your” herein refer either to the holder of a Contract, participant in a Qualified Plan or qualified institutional investor who may select Fund shares to fund his or her investment in the Contract or Qualified Plan or to the participating insurance company as the holder of Fund shares through one or more separate accounts or the Qualified Plan.
Satisfying Fund Redemption Requests
The Fund typically expects to send the redeeming participating insurance company or Qualified Plan sponsor payment for shares within two business days after your trade date. The Fund can suspend redemptions and/or delay payment of redemption proceeds for up to seven days. The Fund can also suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.
The Fund typically seeks to satisfy redemption requests from cash or cash equivalents held by the Fund, from the proceeds of orders to purchase Fund shares or from the proceeds of sales of Fund holdings effected in the normal course of managing the Fund. However, the Fund may have to sell Fund holdings, including in down markets, to meet heavier than usual redemption requests. For example, under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Fund’s investments, the Fund may be more likely to be forced to sell Fund holdings to meet redemptions than under normal market circumstances. In these situations, the Fund’s portfolio managers may have to sell Fund holdings that would not otherwise be sold because, among other reasons, the current price to be received is less than the value of the holdings perceived by the Fund’s portfolio managers. The Fund may also, under certain circumstances (but more likely under stressed or abnormal market conditions or circumstances), borrow money under a credit facility to which the Fund and certain other Columbia Funds are parties or from other Columbia Funds under an interfund lending program (except for closed-end funds and money market funds, which are not eligible to borrow under the program). The Fund and the
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Columbia Variable Portfolio – Income Opportunities Fund
About Fund Shares and Transactions (continued)
other Columbia Funds are limited as to the amount that each may individually and collectively borrow under the credit facility and the interfund lending program. As a result, borrowings available to the Fund under the credit facility and the interfund lending program might be insufficient, alone or in combination with the other strategies described herein, to satisfy Fund redemption requests. Please see About Fund Investments – Borrowings – Interfund Lending in the SAI for more information about the credit facility and interfund lending program. The Fund is also limited in the total amount it may borrow. The Fund may only borrow to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any exemptive relief available to the Fund, which currently limit Fund borrowings to 33 1/3% of total assets (including any amounts borrowed) less liabilities (other than borrowings), plus an additional 5% of its total assets for temporary purposes (to be repaid within 60 days without extension or renewal), in each case determined at the time the borrowing is made.
In addition, the Fund reserves the right to honor redemption orders in whole or in part with in-kind distributions of Fund portfolio securities instead of cash if the Investment Manager, in its sole discretion, determines it to be in the best interest of the remaining shareholders. Such in-kind distributions typically represent a pro-rata portion of Fund portfolio assets subject to adjustments (e.g., for non-transferable securities, round lots and derivatives). In the event the Fund distributes portfolio securities in kind, shareholders may incur brokerage and other transaction costs associated with converting the portfolio securities into cash. Also, the portfolio securities may increase or decrease in value after they are distributed but before they are converted into cash. For U.S. federal income tax purposes, redemptions paid in securities are generally treated the same as redemptions paid in cash. If, during any 90-day period, you redeem shares in an amount greater than $250,000 or 1% of the Fund’s net assets (whichever is less), and if the Investment Manager determines it to be feasible and appropriate, the Fund may pay the redemption amount above such threshold by an in-kind distribution of Fund portfolio securities. Although shares of the Fund may not be purchased or sold by individual owners of Contracts or Qualified Plans, this policy applies indirectly to Contract and Qualified Plan owners.
Potential Conflicts of Interest – Mixed and Shared Funding
The Fund is available for purchase only through Contracts offered by participating insurance companies, Qualified Plans and other qualified institutional investors authorized by the Distributor. Due to differences in tax treatment and other considerations, the interests of various Contract owners, and the interests of Qualified Plan participants, if any, may conflict. The Fund does not foresee any disadvantages to investors arising from these potential conflicts of interest at this time. Nevertheless, the Board of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.
Order Processing
Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Qualified Plan sponsor are processed on business days. Orders received in “good form” by the Transfer Agent or a financial intermediary, including your participating insurance company or Qualified Plan sponsor, before the end of a business day are priced at the NAV per share of the Fund's applicable share class on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. An order is in “good form” if the Transfer Agent or your financial intermediary has all of the information and documentation it deems necessary to effect your order. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Qualified Plan. Any charges that apply to your Contract or Qualified Plan, and any charges that apply to separate accounts of participating insurance companies or Qualified Plans that may own shares directly, are described in your separate Contract prospectus or Qualified Plan disclosure documents.
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Columbia Variable Portfolio – Income Opportunities Fund
About Fund Shares and Transactions (continued)
You may transfer all or part of your investment in the Fund to one or more of the other investment options available under your Contract or Qualified Plan. You may provide instructions to sell any amount allocated to the Fund. Proceeds will be mailed within seven days after your surrender or withdrawal request is received in good form by an authorized agent. The amount you receive may be more or less than the amount you invested.
Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for more information about transfers as well as surrenders and withdrawals.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Fund or certain of its service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Fund are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information; and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading. Investments in a Fund by institutional investors in connection with redemptions in-kind are exempt from the Excessive Trading Policies and Procedures because they generally do not raise market timing or excessive trading concerns. Further discussion about the Fund’s use of redemptions in-kind is available under Satisfying Fund Redemption Requests.
The Fund reserves the right to reject, without any prior notice, any purchase or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a purchase or transfer order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to purchase or transfer transactions communicated directly to the Transfer Agent and to those received by financial intermediaries.
Specific Buying and Transferring Limitations — If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including transfer buy orders, involving any Fund.
For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future purchase orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common
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Columbia Variable Portfolio – Income Opportunities Fund
About Fund Shares and Transactions (continued)
intermediary generally will not be considered to be under common ownership or control. The Fund reserves the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or transfer orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients' transactions and accounts, and in these circumstances, the identities of the financial intermediary clients that beneficially own Fund shares are often not known to the Fund.
Some financial intermediaries apply their own restrictions or policies to their clients’ transactions and accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■
negative impact on the Fund's performance;
■
potential dilution of the value of the Fund's shares;
■
interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■
losses on the sale of investments resulting from the need to sell securities at less favorable prices; and
■
increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution, which may be exacerbated as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments do not work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded securities and other debt instruments that are rated below investment grade (commonly called “high-yield” or “junk” bonds), equity securities of small-capitalization companies, floating rate loans, or tax-exempt or other securities that may trade infrequently, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities as of the Fund's valuation time. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest only, or significantly, in highly liquid securities, in part because the Fund may have difficulty selling these particular investments at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by non-redeeming shareholders.
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Columbia Variable Portfolio – Income Opportunities Fund
About Fund Shares and Transactions (continued)
Excessive Trading Practices Policy of Columbia Variable Portfolio - Government Money Market Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Variable Portfolio - Government Money Market Fund shares. However, since frequent purchases and sales of Columbia Variable Portfolio - Government Money Market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Variable Portfolio - Government Money Market Fund) and disrupting portfolio management strategies, Columbia Variable Portfolio - Government Money Market Fund reserves the right, but has no obligation, to reject any purchase or transfer transaction at any time. Columbia Variable Portfolio - Government Money Market Fund has no limits on purchase or transfer transactions. In addition, Columbia Variable Portfolio - Government Money Market Fund reserves the right to impose or modify restrictions on purchases, transfers or trading of Fund shares at any time.
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Columbia Variable Portfolio – Income Opportunities Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■
It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■
A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is generally unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than its adjusted cost basis, and will generally realize a capital loss if it sells that investment for a lower price than its adjusted cost basis. Capital gains and losses are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term) or more than one year (long-term).
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money (or be exposed to additional losses, if the fund earns a negative return). Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal income or excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:
Declaration and Distribution Schedule
Declarations	Annually
Distributions	Annually
The Fund may declare or pay distributions of net investment income more frequently.
Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the NAV per share of the share class is reduced by the amount of the distribution.
The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions to be paid in cash.
Taxes and Your Investment
Taxation of the Fund: The Fund has elected and intends to qualify and to be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify and be eligible for treatment as a regulated investment company would result in fund-level taxation, and consequently, a reduction in income available for distribution to you.
Taxation of Fund Shares: Shares of the Fund are only offered to separate accounts of participating insurance companies, Qualified Plans, and certain other eligible persons or plans permitted to hold shares of the Fund pursuant to the applicable U.S. Treasury Regulations without impairing the ability of participating insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended. Each participating insurance company, including each participating insurance company that is an affiliate of the Investment Manager, includes in its taxable income any net investment income derived from the investment of assets held in its separate accounts because the insurance company is considered the owner of these assets under federal income tax law. The insurance company may claim certain tax benefits associated with this investment
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Columbia Variable Portfolio – Income Opportunities Fund
Distributions and Taxes (continued)
income. These benefits, which may include foreign tax credits (which can reduce the insurance company’s U.S. taxes on foreign source income) and the corporate dividends-received deduction (which is a tax deduction for the insurance company attributable to certain dividends received from the Fund), are not passed on to Contract owners since the affiliated insurance company is the owner of the assets under federal tax law and is taxed on the investment income generated by the assets.
Taxation of Variable Annuity Contracts and Variable Life Insurance Policies: Your Contract may qualify for favorable tax treatment. Please refer to your Contract prospectus for more information about the tax implications of your investment in the Contract. As long as your Contract continues to qualify for such favorable tax treatment, you will not be taxed currently on your investment in the Fund through such Contract, even if the Fund makes distributions to the separate account and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the separate accounts of participating insurance companies, which maintain and invest net proceeds from Contracts, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a Contract will be “adequately diversified.” If the Fund does not meet such requirements because its investments are not adequately diversified, your Contract could lose its favorable tax treatment, and income and gain allocable to your Contract could be taxable currently to you. This could also occur if Contract holders are found to have an impermissible level of control over the investments underlying their Contracts. You should consult with the participating insurance company that issued your Contract, plan sponsor, or other eligible investor through which your investment in the Fund is made regarding the U.S. federal income taxation of your investment.
 FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your indirect investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account other than a Contract, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
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Columbia Variable Portfolio – Income Opportunities Fund
Financial Highlights
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total return for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Form N-CSR, which is available upon request.
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Columbia Variable Portfolio – Income Opportunities Fund
Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Year Ended 12/31/2025	$6.35	0.38	0.17	0.55	(0.13)	—	(0.13)
Year Ended 12/31/2024	$6.35	0.36	0.01(c)	0.37	(0.37)	—	(0.37)
Year Ended 12/31/2023	$6.00	0.34	0.34	0.68	(0.33)	—	(0.33)
Year Ended 12/31/2022	$7.33	0.31	(1.03)	(0.72)	(0.37)	(0.24)	(0.61)
Year Ended 12/31/2021	$7.71	0.33	0.01(c)	0.34	(0.72)	—	(0.72)
Class 2
Year Ended 12/31/2025	$6.30	0.36	0.17	0.53	(0.12)	—	(0.12)
Year Ended 12/31/2024	$6.30	0.34	0.01(c)	0.35	(0.35)	—	(0.35)
Year Ended 12/31/2023	$5.95	0.32	0.34	0.66	(0.31)	—	(0.31)
Year Ended 12/31/2022	$7.27	0.29	(1.02)	(0.73)	(0.35)	(0.24)	(0.59)
Year Ended 12/31/2021	$7.66	0.30	0.01(c)	0.31	(0.70)	—	(0.70)
Class 3
Year Ended 12/31/2025	$6.41	0.38	0.17	0.55	(0.13)	—	(0.13)
Year Ended 12/31/2024	$6.40	0.36	0.01(c)	0.37	(0.36)	—	(0.36)
Year Ended 12/31/2023	$6.04	0.33	0.35	0.68	(0.32)	—	(0.32)
Year Ended 12/31/2022	$7.38	0.30	(1.04)	(0.74)	(0.36)	(0.24)	(0.60)
Year Ended 12/31/2021	$7.75	0.32	0.02(c)	0.34	(0.71)	—	(0.71)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain
(loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

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Columbia Variable Portfolio – Income Opportunities Fund
Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000's)
Class 1
Year Ended 12/31/2025	$6.77	8.78%	0.70%	0.64%	5.83%	44%	$391,578
Year Ended 12/31/2024	$6.35	5.90%	0.78%	0.64%	5.80%	34%	$391,887
Year Ended 12/31/2023	$6.35	11.56%	0.80%	0.64%	5.54%	24%	$16,407
Year Ended 12/31/2022	$6.00	(10.01%)	0.79%	0.64%	4.79%	26%	$15,940
Year Ended 12/31/2021	$7.33	4.50%	0.77%	0.66%	4.26%	50%	$19,891
Class 2
Year Ended 12/31/2025	$6.71	8.43%	0.95%	0.89%	5.58%	44%	$37,348
Year Ended 12/31/2024	$6.30	5.71%	1.06%	0.89%	5.38%	34%	$35,756
Year Ended 12/31/2023	$6.30	11.36%	1.05%	0.89%	5.29%	24%	$34,375
Year Ended 12/31/2022	$5.95	(10.22%)	1.04%	0.89%	4.55%	26%	$32,300
Year Ended 12/31/2021	$7.27	4.14%	1.05%	0.90%	4.07%	50%	$36,232
Class 3
Year Ended 12/31/2025	$6.83	8.58%	0.82%	0.76%	5.71%	44%	$91,812
Year Ended 12/31/2024	$6.41	5.90%	0.94%	0.76%	5.50%	34%	$93,877
Year Ended 12/31/2023	$6.40	11.51%	0.93%	0.77%	5.41%	24%	$97,226
Year Ended 12/31/2022	$6.04	(10.21%)	0.91%	0.76%	4.66%	26%	$97,202
Year Ended 12/31/2021	$7.38	4.48%	0.92%	0.78%	4.19%	50%	$124,846

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39

Columbia Variable Portfolio – Income Opportunities Fund

For More Information
The Fund is generally available only to owners of Contracts issued by participating insurance companies and participants in Qualified Plans. Please refer to your Contract prospectus or Qualified Plan disclosure documents for information about how to buy, sell and transfer shares of the Fund.
Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders and in Form N-CSR. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In the Fund’s Form N-CSR, you will find the Fund’s annual and semiannual financial statements. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail: Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
By Telephone: 800.345.6611
Online: columbiathreadneedleus.com
Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
The investment company registration number of Columbia Funds Variable Series Trust II, of which the Fund is a series, is 811-22127.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.
The Fund is distributed by Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2026 Columbia Threadneedle. All rights reserved.
PRO7011_12_E01_(05/26)

Columbia Variable Portfolio – Intermediate Bond Fund
Prospectus
May 1, 2026

The Fund may offer Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). There are no exchange ticker symbols associated with shares of the Fund.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Columbia Variable Portfolio – Intermediate Bond Fund

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Prospectus 2026

Columbia Variable Portfolio – Intermediate Bond Fund
Summary of the Fund
Investment Objective
Columbia Variable Portfolio – Intermediate Bond Fund (the Fund) seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management fees	0.48%	0.48%	0.48%
Distribution and/or service (12b-1) fees	0.00%	0.25%	0.13%
Other expenses	0.05%	0.05%	0.05%
Total annual Fund operating expenses(a)	0.53%	0.78%	0.66%
(a)
“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
 Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■
you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■
your investment has a 5% return each year, and
■
the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
	1 year	3 years	5 years	10 years
Class 1 (whether or not shares are redeemed)	$54	$170	$296	$665
Class 2 (whether or not shares are redeemed)	$80	$249	$433	$966
Class 3 (whether or not shares are redeemed)	$67	$211	$368	$822
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 214% of the average value of its portfolio.
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Columbia Variable Portfolio – Intermediate Bond Fund
Summary of the Fund (continued)
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds and other debt securities. At least 50% of the Fund’s net assets will be invested in securities like those included in the Bloomberg U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. The Fund may invest up to 20% of its net assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high-yield” investments or “junk” bonds).
The Fund may invest up to 25% of its net assets in foreign investments, including emerging markets.
The Fund may invest in derivatives, such as futures contracts (including interest rate futures) and swap contracts (including credit default swaps, credit default swap indexes, and interest rate swaps) for hedging and investment purposes.
The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the “to be announced” (TBA) market and those in a dollar roll transaction.
The Fund’s investments in mortgage-related securities include investments in stripped mortgage-backed securities such as interest-only (IO) and principal-only (PO) securities.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
While the Fund may invest in securities of any maturity, under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.
Principal Risks
An investment in the Fund involves risks, including Interest Rate Risk, Credit Risk, Market Risk, and Mortgage- and Other Asset-Backed Securities Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Changing Distribution Level Risk. The Fund normally expects to receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amounts paid by the Fund will vary and generally depend on the amount of income the Fund earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in the Fund’s income or net capital gains arising from its investments may reduce its distribution level.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.
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Columbia Variable Portfolio – Intermediate Bond Fund
Summary of the Fund (continued)
Credit Risk. Credit risk is the risk that the value of loans or other debt instruments may decline if the borrower or the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies, such as S&P Global Ratings, Moody’s Investors Service, Inc. (Moody’s Ratings), Fitch Ratings, Inc. (Fitch), Morningstar DBRS (DBRS) and Kroll Bond Rating Agency, LLC (KBRA), assign credit ratings to certain loans and debt instruments to indicate their credit risk. A rating downgrade by such agencies can negatively impact the value of such instruments. Lower-rated or unrated loans or instruments held by the Fund may present increased credit risk as compared to higher-rated loans or instruments. Non-investment grade loans or debt instruments may be subject to greater price fluctuations and are more likely to experience a default than investment grade loans or debt instruments and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated loans or instruments, or if the ratings of loans or instruments held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. If the issuer of a loan or debt instrument declares bankruptcy or is declared bankrupt, there may be a delay before the Fund can act on the collateral (if any) securing the loan or debt instrument, which may adversely affect the Fund. Further, there is a risk that a court could take action with respect to a loan or debt instrument that is adverse to the holders of the loan or debt instrument. Such actions may include invalidating the loan or debt instrument, the lien on the collateral (if any), the priority status of the loan or debt instrument, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the Fund’s performance. A default or expected default of a loan or debt instrument could also make it difficult for the Fund to sell the loan or debt instrument at a price approximating the value previously placed on it. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel. This may increase the Fund’s operating expenses and adversely affect its NAV. Loans or debt instruments that have a lower priority for repayment in an issuer’s capital structure typically involve a higher degree of overall risk than more senior loans or debt instruments of the same borrower.
Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments with a value in relation to, or derived from, the value of an underlying asset(s) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful, and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial losses for the Fund. Derivatives may be more volatile than other types of investments. The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Futures Contracts Risk. A futures contract is an exchange-traded derivative transaction between two parties in which a buyer (holding the “long” position) agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller (holding the “short” position). The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Certain futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Because of the low margin deposits normally required in
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Columbia Variable Portfolio – Intermediate Bond Fund
Summary of the Fund (continued)
futures trading, it is possible that the Fund may employ a high degree of leverage in the portfolio. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts executed (if any) on foreign exchanges may not provide the same protection as U.S. exchanges. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Swaps Risk. In a typical swap transaction, two parties agree to exchange the return earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Fund. The Fund may only close out a swap with its particular counterparty and may only transfer a position with the consent of that counterparty. Certain swaps, such as short swap transactions and total return swaps, have the potential for unlimited losses, regardless of the size of the initial position. Swaps can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile, and may be more susceptible to market manipulation, than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.
Fixed Income Instruments Risk. The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value.
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. Investing in securities of foreign companies subjects the Fund to the risks associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, including risks related to political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the
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Columbia Variable Portfolio – Intermediate Bond Fund
Summary of the Fund (continued)
Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
Forward Commitments on Mortgage-Backed Securities (including Dollar Rolls) Risk. When purchasing mortgage-backed securities in the “to be announced” (TBA) market (MBS TBAs), the seller agrees to deliver mortgage-backed securities for an agreed upon price on an agreed upon date, but may make no guarantee as to the specific securities to be delivered. In lieu of taking delivery of mortgage-backed securities, the Fund could enter into dollar rolls, which are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk). MBS TBAs and dollar rolls are subject to the risk that the counterparty to the transaction may not perform or be unable to perform in accordance with the terms of the instrument.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs associated with portfolio turnover may adversely affect the Fund’s performance.
High-Yield Investments Risk. Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of loans and other debt instruments tend to fall, and if interest rates fall, the values of loans and other debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund's performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its loans or securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.
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Columbia Variable Portfolio – Intermediate Bond Fund
Summary of the Fund (continued)
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. Use of leverage can produce volatility and may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Decreases in the number of financial institutions, including banks and broker-dealers, willing to make markets (match up sellers and buyers) in the Fund’s investments or decreases in their capacity or willingness to trade such investments may increase the Fund’s exposure to this risk. The debt market has experienced considerable growth, and financial institutions making markets in instruments purchased and sold by the Fund (e.g., bond dealers) have been subject to increased regulation. The impact of that growth and regulation on the ability and willingness of financial institutions to engage in trading or “making a market” in such instruments remains unsettled. Certain types of investments, such as lower-rated securities or those that are purchased and sold in over-the-counter markets, may be especially subject to liquidity risk. Securities or other assets in which the Fund invests may be traded in the over-the-counter market rather than on an exchange and therefore may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
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Columbia Variable Portfolio – Intermediate Bond Fund
Summary of the Fund (continued)
Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations and collateralized loan obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be called as expected. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow on such investments, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of an investment beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on investments with higher interest rates or wider spreads.
Reinvestment Risk. Reinvestment risk arises when the Fund is unable to reinvest income or principal at the same or at least the same return it is currently earning.
Rule 144A and Other Exempted Securities Risk. The Fund may invest in privately placed and other securities or instruments exempt from SEC registration (collectively “private placements”), subject to certain regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could adversely affect the marketability of such investments and the Fund might be unable to dispose of them promptly or at reasonable prices, subjecting the Fund to liquidity risk. The Fund’s holdings of private placements may increase the level of Fund illiquidity if eligible buyers are unable or unwilling to purchase them at a particular time. Issuers of Rule 144A eligible securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available since the offering information is not filed with the SEC. Further, issuers of Rule 144A eligible securities can require recipients of the offering information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.
Stripped Mortgage-Backed Securities Risk. Stripped mortgage-backed securities are a type of mortgage-backed security that receives differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If
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Columbia Variable Portfolio – Intermediate Bond Fund
Summary of the Fund (continued)
prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.
Unrated Securities Risk. The Fund may purchase unrated securities which are not rated by a rating agency. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Investment Manager may not accurately evaluate the security’s comparative credit rating. Analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality debt securities. To the extent that the Fund purchases unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Investment Manager’s creditworthiness analysis than if the Fund invested exclusively in rated securities.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance.
Except for differences in annual returns resulting from differences in expenses (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.
The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.
Year by Year Total Return (%) as of December 31 Each Year	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	2nd Quarter 2020	8.76%
	Worst	1st Quarter 2022	-6.82%
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Columbia Variable Portfolio – Intermediate Bond Fund
Summary of the Fund (continued)
 Average Annual Total Returns (for periods ended December 31, 2025)

	Share Class Inception Date	1 Year	5 Years	10 Years
Class 1	05/03/2010	9.06%	-0.43%	2.77%
Class 2	05/03/2010	8.84%	-0.68%	2.52%
Class 3	10/13/1981	9.04%	-0.54%	2.65%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		7.30%	-0.36%	2.01%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC
Portfolio Management	Title	Role with Fund	Managed Fund Since
Jason Callan	Senior Portfolio Manager, Co-Head of Structured Assets, and Head of Core & Core Plus	Lead Portfolio Manager	2016
Gene Tannuzzo, CFA	Managing Director and Global Head of Fixed Income	Portfolio Manager	2017
Alex Christensen, CFA	Portfolio Manager	Portfolio Manager	2021
Ed Al-Hussainy	Portfolio Manager	Portfolio Manager	September 2025
Purchase and Sale of Fund Shares
The Fund is available for purchase through Contracts offered by the separate accounts of participating insurance companies or Qualified Plans or by other eligible investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). Shares of the Fund may not be purchased or sold by individual owners of Contracts or Qualified Plans. If you are a Contract holder or Qualified Plan participant, please refer to your separate Contract prospectus or Qualified Plan disclosure documents for information about minimum investment requirements and how to purchase and redeem shares of the Fund on days the Fund is open for business.
Tax Information
The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, which are generally the participating insurance companies and Qualified Plans investing in the Fund through separate accounts. These distributions may not be taxable to you as the holder of a Contract or a participant in a Qualified Plan. Please consult the prospectus or other information provided to you by your participating insurance company and/or Qualified Plan regarding the U.S. federal income taxation of your contract, policy and/or plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial advisor or salesperson or visit your financial intermediary’s website for more information.
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More Information About the Fund
Investment Objective
Columbia Variable Portfolio – Intermediate Bond Fund (the Fund) seeks to provide shareholders with a high level of current income while attempting to conserve the value of the investment for the longest period of time. Only shareholders can change the Fund’s investment objective. Because any investment involves risk, there is no assurance the Fund’s investment objective will be achieved.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds and other debt securities. At least 50% of the Fund’s net assets will be invested in securities like those included in the Bloomberg U.S. Aggregate Bond Index (the Index), which are investment grade and denominated in U.S. dollars. The Index includes securities issued by the U.S. government, corporate bonds, and mortgage- and asset-backed securities. The Fund may invest up to 20% of its net assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high-yield” investments or “junk” bonds).
The Fund may invest up to 25% of its net assets in foreign investments, including emerging markets.
The Fund may invest in derivatives, such as futures contracts (including interest rate futures) and swap contracts (including credit default swaps, credit default swap indexes, and interest rate swaps) for hedging and investment purposes.
The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the “to be announced” (TBA) market and those in a dollar roll transaction.
The Fund’s investments in mortgage-related securities include investments in stripped mortgage-backed securities such as interest-only (IO) and principal-only (PO) securities.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
While the Fund may invest in securities of any maturity, under normal circumstances, the Fund’s dollar-weighted average maturity will be between three and ten years. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund and the Fund’s investors face as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.
The selection of debt obligations is the primary decision in building the investment portfolio.
Columbia Management Investment Advisers, LLC (the Investment Manager) evaluates a number of factors in identifying investment opportunities and constructing the Fund’s portfolio, including local, national and global economic conditions, market conditions, interest rate movements and other relevant factors in allocating the Fund’s assets among issuers, instruments, maturities, credit qualities, and industry sectors, while also taking into consideration the creditworthiness of the issuer and the various features of the instrument, such as its interest rate, yield, maturity, any call features and value relative to other investments. The Investment Manager, in connection with selecting individual investments for the Fund, evaluates an investment based on its potential to generate income and/or capital appreciation.
The Investment Manager may sell an investment if the Investment Manager believes that there is deterioration in the issuer’s financial circumstances, if other investments are more attractive, if there is deterioration in a security’s credit rating or for other reasons.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change.
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Principal Risks
An investment in the Fund involves risks, including Interest Rate Risk, Credit Risk, Market Risk, and Mortgage- and Other Asset-Backed Securities Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Changing Distribution Level Risk. The Fund normally expects to receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amounts paid by the Fund will vary and generally depend on the amount of income the Fund earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in the Fund’s income or net capital gains arising from its investments may reduce its distribution level.
Counterparty Risk. The risk exists that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle in which the Fund invests may become insolvent or otherwise fail to perform its obligations, including making payments to the Fund, due to financial difficulties. The Fund may obtain no or limited recovery in a bankruptcy or other reorganizational proceedings, and any recovery may be significantly delayed. Transactions that the Fund enters into may involve counterparties in the financials sector and, as a result, events affecting the financials sector may cause the Fund’s NAV to fluctuate.
Credit Risk. Credit risk is the risk that the value of loans or other debt instruments may decline if the borrower or the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Various factors could affect the actual or perceived willingness or ability of the borrower or the issuer to make timely interest or principal payments, including changes in the financial condition of the borrower or the issuer or in general economic conditions. Credit rating agencies, such as S&P Global Ratings, Moody’s Ratings, Fitch, DBRS and KBRA, assign credit ratings to certain loans and debt instruments to indicate their credit risk. A rating downgrade by such agencies can negatively impact the value of such instruments. Lower-rated or unrated loans or instruments held by the Fund may present increased credit risk as compared to higher-rated loans or instruments. Non-investment grade loans or debt instruments may be subject to greater price fluctuations and are more likely to experience a default than investment grade loans or debt instruments and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated loans or instruments, or if the ratings of loans or instruments held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. If the issuer of a loan or debt instrument declares bankruptcy or is declared bankrupt, there may be a delay before the Fund can act on the collateral (if any) securing the loan or debt instrument, which may adversely affect the Fund. Further, there is a risk that a court could take action with respect to a loan or debt instrument that is adverse to the holders of the loan or debt instrument. Such actions may include invalidating the loan or debt instrument, the lien on the collateral (if any), the priority status of the loan or debt instrument, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the Fund’s performance. A default or expected default of a loan or debt instrument could also make it difficult for the Fund to sell the loan or debt instrument at a price approximating the value previously placed on it. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel. This may increase the Fund’s operating expenses and adversely affect its NAV. Loans or debt instruments that have a lower priority for repayment in an issuer’s capital structure typically involve a higher degree of overall risk than more senior loans or debt instruments of the same borrower.
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Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments, traded on an exchange or in the over-the-counter (OTC) markets, with a value in relation to, or derived from, the value of an underlying asset(s) (such as a security, commodity or currency) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful, and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial losses for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of an adverse movement in the value, price or rate of the underlying reference (market risk), the risk of an adverse movement in the value of underlying currencies (foreign currency risk) and the risk of an adverse movement in underlying interest rates (interest rate risk). Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that the return on an investment may not keep pace with inflation (inflation risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.
Derivatives Risk – Futures Contracts Risk. A futures contract is an exchange-traded derivative transaction between two parties in which a buyer (holding the “long” position) agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller (holding the “short” position). The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Certain futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Positions in futures contracts may be closed out only on the exchange on which they were entered into or through a linked exchange, and no secondary market exists for such contracts. Futures positions are marked to market each day, and variation margin payment must be paid to or by the Fund. Because of the low margin deposits normally required in futures trading, it is possible that the Fund may employ a high degree of leverage in the portfolio. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts executed (if any) on foreign exchanges may not provide the same protection as U.S. exchanges. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
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An interest rate future is a derivative that is an agreement whereby the buyer and seller agree to the future delivery of an interest-bearing instrument on a specific date at a pre-determined price. Examples include Treasury-bill futures, Treasury-bond futures and Eurodollar futures.
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Derivatives Risk – Swaps Risk. In a typical swap transaction, two parties agree to exchange the return earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Fund. The Fund may only close out a swap with its particular counterparty and may only transfer a position with the consent of that counterparty. Certain swaps, such as short swap transactions and total return swaps, have the potential for unlimited losses, regardless of the size of the initial position. Swaps can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
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A credit default swap (including a swap on a credit default index, sometimes referred to as a credit default swap index) is a derivative and special type of swap where one party pays, in effect, an insurance premium through a stream of payments to another party in exchange for the right to receive a specified return upon the occurrence of a particular credit event by one or more third parties, such as bankruptcy, default or a similar event. A credit default swap may be embedded within a structured note or other derivative instrument. Credit default swaps enable an investor to buy or sell protection against such a credit event (such as an issuer’s bankruptcy, restructuring or failure to make timely payments of interest or principal). Credit default swap indices are indices that reflect the performance of a basket of credit default swaps and are subject to the same risks as credit default swaps. If such a default were to occur, any contractual remedies that the Fund may have may be subject to bankruptcy and insolvency laws, which could delay or limit the Fund's recovery. Thus, if the counterparty under a credit default swap defaults on its obligation to make payments thereunder, as a result of its bankruptcy or otherwise, the Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays. The Fund’s return from investment in a credit default swap index may not match the return of the referenced index. Further, investment in a credit default swap index could result in losses if the referenced index does not perform as expected. Unexpected changes in the composition of the index may also affect performance of the credit default swap index. If a referenced index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of the Fund’s credit default swap index may permit the counterparty to immediately close out the transaction. In that event, the Fund may be unable to enter into another credit default swap index or otherwise achieve desired exposure, even if the referenced index reverses all or a portion of its intraday move.
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An interest rate swap is a derivative in which two parties agree to exchange interest rate cash flows, based on a specified notional amount from a fixed rate to a floating rate (or vice versa) or from one floating rate to another. Interest rate swaps can be based on various measures of interest rates, including swap rates, treasury rates, foreign interest rates and other reference rates.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile, and may be more susceptible to market manipulation, than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates and may have hostile relations with other countries. Due to the
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differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.
Fixed Income Instruments Risk. The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. Typically, shorter-term bonds are less volatile than longer-term bonds; however, longer-term bonds typically offer higher yields and more stable interest income than shorter-term bonds due to their longer term and extended fixed payment schedule. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value.
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities may also be less liquid, making them more difficult to trade, than securities of U.S. companies so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. In some cases, such withholding or other taxes could potentially be confiscatory. Other risks include: possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about foreign companies; the impact of economic, political, social, diplomatic or other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics), possible seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. In addition, as a result of economic sanctions, the Fund may be forced to sell or otherwise dispose of investments at inopportune times or prices, which could result in losses to the Fund and increased transaction costs. These conditions may be in place for a substantial period of time and enacted with limited advance notice to the Fund. The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets. Additionally, investments in certain countries may subject the Fund to a number of tax rules, the application of which may be uncertain. Countries may amend or revise their existing tax laws, regulations and/or procedures in the future, possibly with retroactive effect. Changes in or uncertainties regarding the laws, regulations or procedures of a country could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies located in such countries in which the Fund invests, or result in unexpected tax liabilities for the Fund. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a
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number of reasons, including changes in interest rates, imposition of currency exchange controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Forward Commitments on Mortgage-Backed Securities (including Dollar Rolls) Risk. When purchasing mortgage-backed securities in the “to be announced” (TBA) market (MBS TBAs), the seller agrees to deliver mortgage-backed securities for an agreed upon price on an agreed upon date, but may make no guarantee as to the specific securities to be delivered. In lieu of taking delivery of mortgage-backed securities, the Fund could enter into dollar rolls, which are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk). MBS TBAs and dollar rolls are subject to the risk that the counterparty to the transaction may not perform or be unable to perform in accordance with the terms of the instrument.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs associated with portfolio turnover may adversely affect the Fund’s performance.
High-Yield Investments Risk. Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated debt instruments of comparable quality tend to be more sensitive to credit risk than higher-rated debt instruments and may experience greater price fluctuations in response to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. These investments are generally more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. These debt instruments typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. High-yield debt instruments may require a greater degree of judgment to establish a price, may be difficult to sell at the time and price the Fund desires, may carry high transaction costs, and also are generally less liquid than higher-rated debt instruments. The ratings provided by third party rating agencies are based on analyses by these ratings agencies of the credit quality of the debt instruments and may not take into account every risk related to whether interest or principal will be timely repaid. In adverse economic and other circumstances, issuers of lower-rated debt instruments are more likely to have difficulty making principal and interest payments than issuers of higher-rated debt instruments.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of loans and other debt instruments tend to fall, and if interest rates fall, the values of loans and other debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk (the risk that the Fund will have to reinvest the money received in securities that have lower yields). The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund's performance and NAV. Debt instruments with floating coupon rates are typically less sensitive to interest rate changes, but these debt instruments may decline in value if their coupon rates do not rise as much as, or keep pace with, yields on such types of debt instruments. Because rates on certain floating rate loans and other debt
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instruments reset only periodically, changes in interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its loans or securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. Use of leverage can produce volatility and may exaggerate changes in the Fund’s NAV and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any applicable regulatory limits. Futures contracts, options on futures contracts, forward contracts and other derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund's volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Decreases in the number of financial institutions, including banks and broker-dealers, willing to make markets (match up sellers and buyers) in the Fund’s investments or decreases in their capacity or willingness to trade such investments may increase the Fund’s exposure to this risk. The debt market has experienced considerable growth, and financial institutions making markets in instruments purchased and sold by the Fund (e.g., bond dealers) have been subject to increased regulation. The impact of that growth and regulation on the ability and willingness of financial institutions to engage in trading or “making a market” in such instruments remains unsettled. Certain types of investments, such as lower-rated securities or those that are purchased and sold in over-the-counter markets, may be especially subject to liquidity risk. Securities or other assets in which the Fund invests may be traded in the over-the-counter market rather than on an exchange and therefore may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the
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market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. In addition, the Iranian conflict that commenced in February 2026 may result in similar, and potentially more severe, disruptions. Escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations and collateralized loan obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Other types of asset-backed securities typically represent interests in, or are backed by, pools of receivables such as credit, automobile, student and home equity loans. Mortgage- and other asset-backed securities can have a fixed or an adjustable rate. Mortgage- and other asset-backed securities are subject to liquidity risk (the risk that it may not be possible for the Fund to liquidate the instrument at an advantageous time or price) and prepayment risk (the risk that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields). In addition, the impact of prepayments on the value of mortgage- and other asset-backed securities may be difficult to predict and may result in greater volatility. A decline or flattening of housing values may cause delinquencies in mortgages underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making them more volatile and more sensitive to changes in interest rates. Payment of principal and interest on some mortgage-backed
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securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be called as expected. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow on such investments, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of an investment beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on investments with higher interest rates or wider spreads.
Reinvestment Risk. Reinvestment risk arises when the Fund is unable to reinvest income or principal at the same or at least the same return it is currently earning.
Rule 144A and Other Exempted Securities Risk. The Fund may invest in privately placed and other securities or instruments exempt from SEC registration (collectively “private placements”), subject to certain regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could adversely affect the marketability of such investments and the Fund might be unable to dispose of them promptly or at reasonable prices, subjecting the Fund to liquidity risk (the risk that it may not be possible for the Fund to liquidate the instrument at an advantageous time or price). The Fund’s holdings of private placements may increase the level of Fund illiquidity if eligible buyers are unable or unwilling to purchase them at a particular time. The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of private placements typically reflect a discount, which may be significant, from the market price of comparable securities for which a more liquid market exists. Issuers of Rule 144A eligible securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available since the offering information is not filed with the SEC. Further, issuers of Rule 144A eligible securities can require recipients of the offering information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.
Stripped Mortgage-Backed Securities Risk. Stripped mortgage-backed securities are a type of mortgage-backed security that receives differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If
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prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.
Unrated Securities Risk. The Fund may purchase unrated securities which are not rated by a rating agency. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Investment Manager may not accurately evaluate the security’s comparative credit rating. Analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality debt securities. To the extent that the Fund purchases unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Investment Manager’s creditworthiness analysis than if the Fund invested exclusively in rated securities.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus or as otherwise required by the Investment Company Act of 1940, as amended (the 1940 Act), the rules and regulations thereunder and any applicable exemptive relief, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold other investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s Form N-CSR or by visiting columbiathreadneedleus.com.
Transactions in Derivatives
The Fund may enter into derivative transactions or otherwise have exposure to derivative transactions through underlying investments. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the Secured Overnight Financing Rate (commonly known as SOFR)) or market indices (such as the Standard & Poor’s 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not
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always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. The U.S. government and the European Union (and some other jurisdictions) have enacted regulations and similar requirements that prescribe clearing, margin, reporting and registration requirements for participants in the derivatives market. These requirements are evolving and their ultimate impact on the Fund remains unclear, but such impact could include restricting and/or imposing significant costs or other burdens upon the Fund’s participation in derivatives transactions. Additionally, regulations governing the use of derivatives by registered investment companies, such as the Fund, require, among other things, that a fund that invests in derivative instruments beyond a specified limited amount apply a value-at-risk-based limit to its portfolio and establish a comprehensive derivatives risk management program. As of the date of this prospectus, the Fund is required to maintain a comprehensive derivatives risk management program. For more information on the risks of derivative investments and strategies, see the SAI.
Affiliated Fund Investing
The Investment Manager or an affiliate serves as investment adviser to funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds”, and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds, which may include the Fund (collectively referred to in this section as Underlying Funds), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares. Although the Investment Manager or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when the Investment Manager or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. In order to meet such redemptions, an Underlying Fund may be forced to sell its liquid (or more liquid) positions, leaving the Underlying Fund holding, post-redemption, a relatively larger position in illiquid investments (i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment) or less liquid securities. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager or its affiliate also has a conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
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Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as forward contracts, futures contracts, options, structured investments and swaps, for various purposes, including among others, investing in particular derivatives in seeking to reduce investment exposures, or in seeking to achieve indirect investment exposures, to a sector, country, region or currency where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund's website (columbiathreadneedleus.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the Fund's website may not always be current.
 FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmark(s), and accordingly the Fund's holdings may diverge from those of its benchmark(s). In addition, the Fund may invest in securities outside any industry and geographic sectors represented in its benchmark(s). The Fund's weightings in individual securities, and in industry or geographic sectors, may also vary considerably from those of its benchmark(s).
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Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year, may vary by share class and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios reflect the Fund’s fee arrangements as of the date of this prospectus and, unless indicated otherwise, are based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but unless indicated otherwise in the Annual Fund Operating Expenses table, no adjustments have been or will be made to the expense ratios to reflect any differences in the Fund’s average net assets between the most recently completed fiscal year and the date of this prospectus or a later date. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
 FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are allocated on a pro rata basis across all share classes. These fees include certain sub-transfer agency and shareholder servicing fees. For more information on these fees, see About Fund Shares and Transactions — Financial Intermediary Compensation.
Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:
Columbia Variable Portfolio - Intermediate Bond Fund
Class 1	0.56%
Class 2	0.81%
Class 3	0.685%
Under the arrangement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold
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short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings and infrequent and/or unusual expenses. This arrangement may be revised or discontinued at any time.
The Investment Manager has contractually agreed to implement a waiver with respect to Fund assets invested in funds that pay a management or advisory fee to the Investment Manager or its affiliate (underlying affiliated funds).  Under this arrangement, the Investment Manager waives its net management fee (management fee less reimbursements/waivers) with respect to the Fund in an amount equal to the net management or advisory fee (fee less reimbursement/waivers) payable by an underlying affiliated fund on the assets invested by the Fund in the underlying affiliated fund.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Fund’s returns might have been lower.
Primary Service Provider Contracts
The Fund enters into contractual arrangements (Service Provider Contracts) with various service providers, including, among others, the Investment Manager, the Distributor, Columbia Management Investment Services Corp. (the Transfer Agent) and the Fund’s custodian. The Fund’s Service Provider Contracts are solely among the parties thereto. Shareholders are not parties to, or intended to be third-party beneficiaries of, any Service Provider Contracts. Further, this prospectus, the SAI and any Service Provider Contracts are not intended to give rise to any agreement, duty, special relationship or other obligation between the Fund and any investor, or give rise to any contractual, tort or other rights in any individual shareholder, group of shareholders or other person, including any right to assert a fiduciary or other duty, enforce the Service Provider Contracts against the parties or to seek any remedy thereunder, either directly or on behalf of the Fund. Nothing in the previous sentence should be read to suggest any waiver of any rights under federal or state securities laws.
The Investment Manager, the Distributor, and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 290 Congress Street, Boston, MA 02210 and serves as investment adviser and administrator to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, debt instruments and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing the Fund’s investments. The Investment Manager is also responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s other service providers and the provision of related clerical and administrative services.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint unaffiliated subadvisers by entering into subadvisory agreements with them, and to change in material respects the terms of those subadvisory agreements, including the fees paid thereunder, for the Fund without first obtaining shareholder approval, thereby avoiding the expense and delays typically associated with obtaining shareholder
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approval. The Fund furnishes shareholders with information about new subadvisers retained in reliance on the order within 90 days after hiring the subadviser. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager discloses to the Board the nature of any such material relationships. The SEC has issued a separate order that permits the Board to approve new subadvisory agreements or material changes to existing subadvisory agreements at a meeting that is not in person, provided that the Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting and other conditions of the order are satisfied. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
The Fund pays the Investment Manager a fee for its management services, which include investment advisory services and administrative services. The fee is calculated as a percentage of the daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, management services fees paid to the Investment Manager by the Fund amounted to 0.48% of average daily net assets of the Fund, before any applicable reimbursements.
A discussion regarding the basis for the Board’s approval of the renewal of the Fund's management agreement is available in the Fund’s Form N-CSR for the fiscal period ended June 30, 2025.
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.
Portfolio Management	Title	Role with Fund	Managed Fund Since
Jason Callan	Senior Portfolio Manager, Co-Head of Structured Assets, and Head of Core & Core Plus	Lead Portfolio Manager	2016
Gene Tannuzzo, CFA	Managing Director and Global Head of Fixed Income	Portfolio Manager	2017
Alex Christensen, CFA	Portfolio Manager	Portfolio Manager	2021
Ed Al-Hussainy	Portfolio Manager	Portfolio Manager	September 2025
Mr. Callan joined the Investment Manager in 2007. Mr. Callan began his investment career in 2003 and earned a B.S. from the University of Minnesota and an M.B.A. from the University of Minnesota Carlson School of Management.
Mr. Tannuzzo joined the Investment Manager in 2003. Mr. Tannuzzo began his investment career in 2003 and earned a B.S.B. and an M.B.A. from the University of Minnesota Carlson School of Management.
Mr. Christensen joined the Investment Manager in 2015. Mr. Christensen began his investment career in 2014 and earned a B.A. in Economics and Political Science from Washington University in St. Louis and a MSc in Economics from the London School of Economics.
Mr. Al-Hussainy joined the Investment Manager in 2015. Mr. Al-Hussainy began his investment career in 2010 and earned a B.A. in Mathematics and Economics from Colgate University and a Master’s of Public Administration degree in Economics and International Development from Harvard University.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 290 Congress Street, Boston, MA 02210. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
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The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 290 Congress Street, Boston, MA 02210, and its responsibilities include processing purchases, redemptions and transfers of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Transfer Agent has engaged SS&C GIDS, Inc. to provide various sub-transfer agency services. The Fund pays a service fee to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners and the separate accounts. The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■
compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
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the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
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separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
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regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
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insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests;
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regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund; and
■
insurance companies investing in the Fund may be affiliates of Ameriprise Financial; these affiliated insurance companies, individually and collectively, may hold through separate accounts a significant portion of the Fund's shares and may also invest in separate accounts managed by the Investment Manager that have the same or substantially similar investment objectives and strategies as the Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
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Columbia Variable Portfolio – Intermediate Bond Fund
More Information About the Fund (continued)
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s Form N-CSR and in the SAI. Additionally, Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
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Columbia Variable Portfolio – Intermediate Bond Fund
About Fund Shares and Transactions
Description of the Share Classes
Share Class Features
The Fund offers the classes of shares set forth on the cover of this prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class 1, Class 2 and Class 3 shares.
	Class 1 Shares	Class 2 Shares	Class 3 Shares
Eligible Investors
Shares of the Fund are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies
(collectively, Contracts) or qualified pension and retirement plans (Qualified Plans) or other eligible investors authorized by the Distributor.

Investment Limits	none	none	none
Conversion Features	none	none	none
Front-End Sales Charges	none	none	none
Contingent Deferred Sales Charges (CDSCs)	none	none	none
Maximum Distribution and/or Service Fees	none	0.25%	0.125%
 FUNDamentals
Financial Intermediaries
The term “financial intermediary” refers to the insurance company that issued your contract, qualified pension or retirement plan sponsors or the financial intermediary that employs your financial advisor. Financial intermediaries also include broker-dealers and financial advisors as well as firms that employ broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other firms in the financial services industry, including Ameriprise Financial and its affiliates.
Distribution and/or Service Fees
Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board has approved, and the Fund has adopted, a distribution plan which sets the distribution fees that are periodically deducted from the Fund’s assets for Class 2 and Class 3 shares. The distribution fee for Class 2 shares is 0.25% and the distribution fee for Class 3 shares is 0.125%. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or financial intermediaries for selling shares of the Fund and/or providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.
The Fund will pay these fees to the Distributor and/or to eligible financial intermediaries for as long as the distribution plan continues. The Fund may reduce or discontinue payments at any time.
The Fund pays a service fee to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners, Qualified Plan participants and the separate accounts.
Financial Intermediary Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to financial intermediaries, primarily to affiliated and unaffiliated insurance companies, for marketing/sales support services relating to the Fund (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary; gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary; or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the Marketing Support Payments to any one financial intermediary are generally between 0.05% and
Prospectus 2026
29

Columbia Variable Portfolio – Intermediate Bond Fund
About Fund Shares and Transactions (continued)
0.40% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.05% and 0.25% on an annual basis for a financial intermediary receiving a payment based on gross sales of the Columbia Funds attributable to the financial intermediary.
As employee compensation and business unit operating goals at all levels are generally tied to the success of Ameriprise Financial, employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, are incented to include shares of the Columbia Funds in Contracts offered by affiliated insurance companies. Certain employees, directly or indirectly, receive higher compensation and other benefits as investment in the Columbia Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the Distributor and the Investment Manager, and the products they offer, including the Fund.
In addition, the Transfer Agent has certain arrangements in place to compensate financial intermediaries, primarily to affiliated and unaffiliated insurance companies, that hold Fund shares through networked and omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial Fund shareholders (Shareholder Services). Shareholder Services and related fees vary by financial intermediary and may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, maintenance of shareholder records, preparation of account statements and provision of customer service, and are not intended to include services that are primarily intended to result in the sale of Fund shares. Payments for Shareholder Services generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares. Each Fund pays the Transfer Agent a service fee equal to the payments made by the Transfer Agent to participating insurance companies and other financial intermediaries that provide Shareholder Services up to the lesser of the amount charged by the financial intermediary or a contractual asset-based cap. Payments of amounts that exceed the amount paid by the Fund are borne by the Transfer Agent, the Investment Manager and/or their affiliates.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates typically make other payments or allow promotional incentives to certain broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the financial intermediaries, including Ameriprise Financial affiliates, to which the Distributor, the Investment Manager or their affiliates have agreed to make Marketing Support Payments and fee payments for Shareholder Services.
Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial advisors may have a conflict of interest or financial incentive with respect to recommendations regarding the Fund or any Contract or Qualified Plan that includes the Fund.
Share Price Determination
The price you pay or receive when you buy, sell or transfer shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day, with the value of the Fund's shares based on the total value of all of the securities and other assets that it holds as of such specified time.
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Prospectus 2026

Columbia Variable Portfolio – Intermediate Bond Fund
About Fund Shares and Transactions (continued)
 FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV per share as follows:
NAV per share = (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
 FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day typically ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. The Fund will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as a close of regular trading on the NYSE for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Nonetheless, the NAV of Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Fund’s Board may approve or ratify. On holidays and other days when the NYSE is closed, the Fund’s NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities listed on an exchange are typically valued at the closing price or last trade on their primary exchange at the close of business of the NYSE. Equity securities without a readily available closing price or that are not listed on any exchange are typically valued at the mean between the closing bid and asked prices. Other equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are fair valued unless market quotations are readily available, fixed income investments maturing in 60 days or less are valued primarily using the amortized cost method, unless this methodology results in a valuation that does not approximate the market value of these securities, and those maturing in excess of 60 days are valued based on prices obtained from a pricing service, if available (which may represent market values or fair values). Investments in other open-end funds are valued at their published NAVs. The value of the Fund’s portfolio securities is determined in accordance with the valuation policy approved by the Board (the Valuation Policy). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Investment Manager as the Fund’s valuation designee. The Investment Manager, in turn, has authorized its valuation committee to make fair value determinations and to carry out supervisory and certain other functions relating to the valuation of Fund portfolio securities, pursuant to the Valuation Policy.
If a market price is not readily available or is deemed not to reflect market value for a portfolio security, the Investment Manager will determine the price based on a determination of the security's fair value pursuant to the Valuation Policy. In addition, the Investment Manager may use fair valuation techniques to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security.
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Columbia Variable Portfolio – Intermediate Bond Fund
About Fund Shares and Transactions (continued)
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Investment Manager uses fair valuation to price equity securities, it may value those securities higher or lower than another fund or manager would. Also, fair valuation of Fund holdings may cause the Fund's performance to diverge to a greater degree from the performance of various benchmark indices used to compare the Fund's performance because indices generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Futures and options on futures are valued based upon the settlement price as determined by the principal exchange on which they are traded or, in the absence of a settlement price, at the mean of the closing bid and ask. Generally, over-the-counter derivatives, such as swaps and swaptions, are valued based on a price provided by an approved pricing service.
Shareholder Information
Each share class has its own cost structure and other features. Your product may not offer every share class. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the Fund and available under your product. Shares of the Fund are generally available for purchase only by participating insurance companies in connection with Contracts and Qualified Plan sponsors.
The Fund, the Distributor or the Transfer Agent may refuse any order to buy or transfer shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.
Shares of the Fund may not be purchased or sold directly by individual Contract owners or participants in a Qualified Plan. When you sell your shares through your Contract or Qualified Plan, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations, as described under Satisfying Fund Redemption Requests below.
Depending on the context, references to “you” or “your” herein refer either to the holder of a Contract, participant in a Qualified Plan or qualified institutional investor who may select Fund shares to fund his or her investment in the Contract or Qualified Plan or to the participating insurance company as the holder of Fund shares through one or more separate accounts or the Qualified Plan.
Satisfying Fund Redemption Requests
The Fund typically expects to send the redeeming participating insurance company or Qualified Plan sponsor payment for shares within two business days after your trade date. The Fund can suspend redemptions and/or delay payment of redemption proceeds for up to seven days. The Fund can also suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.
The Fund typically seeks to satisfy redemption requests from cash or cash equivalents held by the Fund, from the proceeds of orders to purchase Fund shares or from the proceeds of sales of Fund holdings effected in the normal course of managing the Fund. However, the Fund may have to sell Fund holdings, including in down markets, to meet heavier than usual redemption requests. For example, under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Fund’s investments, the Fund may be more likely to be forced to sell Fund holdings to meet redemptions than under normal market circumstances. In these situations, the Fund’s portfolio managers may have to sell Fund holdings that would not otherwise be sold because, among other reasons, the current price to be received is less than the value of the holdings perceived by the Fund’s portfolio managers. The Fund may also, under certain circumstances (but more likely under stressed or abnormal market conditions or circumstances), borrow money under a credit facility to which the Fund and certain other Columbia Funds are parties or from other Columbia Funds under an interfund lending program (except for closed-end funds and money market funds, which are not eligible to borrow under the program). The Fund and the
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Columbia Variable Portfolio – Intermediate Bond Fund
About Fund Shares and Transactions (continued)
other Columbia Funds are limited as to the amount that each may individually and collectively borrow under the credit facility and the interfund lending program. As a result, borrowings available to the Fund under the credit facility and the interfund lending program might be insufficient, alone or in combination with the other strategies described herein, to satisfy Fund redemption requests. Please see About Fund Investments – Borrowings – Interfund Lending in the SAI for more information about the credit facility and interfund lending program. The Fund is also limited in the total amount it may borrow. The Fund may only borrow to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any exemptive relief available to the Fund, which currently limit Fund borrowings to 33 1/3% of total assets (including any amounts borrowed) less liabilities (other than borrowings), plus an additional 5% of its total assets for temporary purposes (to be repaid within 60 days without extension or renewal), in each case determined at the time the borrowing is made.
In addition, the Fund reserves the right to honor redemption orders in whole or in part with in-kind distributions of Fund portfolio securities instead of cash if the Investment Manager, in its sole discretion, determines it to be in the best interest of the remaining shareholders. Such in-kind distributions typically represent a pro-rata portion of Fund portfolio assets subject to adjustments (e.g., for non-transferable securities, round lots and derivatives). In the event the Fund distributes portfolio securities in kind, shareholders may incur brokerage and other transaction costs associated with converting the portfolio securities into cash. Also, the portfolio securities may increase or decrease in value after they are distributed but before they are converted into cash. For U.S. federal income tax purposes, redemptions paid in securities are generally treated the same as redemptions paid in cash. If, during any 90-day period, you redeem shares in an amount greater than $250,000 or 1% of the Fund’s net assets (whichever is less), and if the Investment Manager determines it to be feasible and appropriate, the Fund may pay the redemption amount above such threshold by an in-kind distribution of Fund portfolio securities. Although shares of the Fund may not be purchased or sold by individual owners of Contracts or Qualified Plans, this policy applies indirectly to Contract and Qualified Plan owners.
Potential Conflicts of Interest – Mixed and Shared Funding
The Fund is available for purchase only through Contracts offered by participating insurance companies, Qualified Plans and other qualified institutional investors authorized by the Distributor. Due to differences in tax treatment and other considerations, the interests of various Contract owners, and the interests of Qualified Plan participants, if any, may conflict. The Fund does not foresee any disadvantages to investors arising from these potential conflicts of interest at this time. Nevertheless, the Board of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.
Order Processing
Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Qualified Plan sponsor are processed on business days. Orders received in “good form” by the Transfer Agent or a financial intermediary, including your participating insurance company or Qualified Plan sponsor, before the end of a business day are priced at the NAV per share of the Fund's applicable share class on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. An order is in “good form” if the Transfer Agent or your financial intermediary has all of the information and documentation it deems necessary to effect your order. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Qualified Plan. Any charges that apply to your Contract or Qualified Plan, and any charges that apply to separate accounts of participating insurance companies or Qualified Plans that may own shares directly, are described in your separate Contract prospectus or Qualified Plan disclosure documents.
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Columbia Variable Portfolio – Intermediate Bond Fund
About Fund Shares and Transactions (continued)
You may transfer all or part of your investment in the Fund to one or more of the other investment options available under your Contract or Qualified Plan. You may provide instructions to sell any amount allocated to the Fund. Proceeds will be mailed within seven days after your surrender or withdrawal request is received in good form by an authorized agent. The amount you receive may be more or less than the amount you invested.
Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for more information about transfers as well as surrenders and withdrawals.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Fund or certain of its service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Fund are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information; and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading. Investments in a Fund by institutional investors in connection with redemptions in-kind are exempt from the Excessive Trading Policies and Procedures because they generally do not raise market timing or excessive trading concerns. Further discussion about the Fund’s use of redemptions in-kind is available under Satisfying Fund Redemption Requests.
The Fund reserves the right to reject, without any prior notice, any purchase or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a purchase or transfer order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to purchase or transfer transactions communicated directly to the Transfer Agent and to those received by financial intermediaries.
Specific Buying and Transferring Limitations — If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including transfer buy orders, involving any Fund.
For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future purchase orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common
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Columbia Variable Portfolio – Intermediate Bond Fund
About Fund Shares and Transactions (continued)
intermediary generally will not be considered to be under common ownership or control. The Fund reserves the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or transfer orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients' transactions and accounts, and in these circumstances, the identities of the financial intermediary clients that beneficially own Fund shares are often not known to the Fund.
Some financial intermediaries apply their own restrictions or policies to their clients’ transactions and accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■
negative impact on the Fund's performance;
■
potential dilution of the value of the Fund's shares;
■
interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■
losses on the sale of investments resulting from the need to sell securities at less favorable prices; and
■
increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution, which may be exacerbated as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments do not work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded securities and other debt instruments that are rated below investment grade (commonly called “high-yield” or “junk” bonds), equity securities of small-capitalization companies, floating rate loans, or tax-exempt or other securities that may trade infrequently, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities as of the Fund's valuation time. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest only, or significantly, in highly liquid securities, in part because the Fund may have difficulty selling these particular investments at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by non-redeeming shareholders.
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35

Columbia Variable Portfolio – Intermediate Bond Fund
About Fund Shares and Transactions (continued)
Excessive Trading Practices Policy of Columbia Variable Portfolio - Government Money Market Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Variable Portfolio - Government Money Market Fund shares. However, since frequent purchases and sales of Columbia Variable Portfolio - Government Money Market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Variable Portfolio - Government Money Market Fund) and disrupting portfolio management strategies, Columbia Variable Portfolio - Government Money Market Fund reserves the right, but has no obligation, to reject any purchase or transfer transaction at any time. Columbia Variable Portfolio - Government Money Market Fund has no limits on purchase or transfer transactions. In addition, Columbia Variable Portfolio - Government Money Market Fund reserves the right to impose or modify restrictions on purchases, transfers or trading of Fund shares at any time.
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Columbia Variable Portfolio – Intermediate Bond Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■
It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■
A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is generally unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than its adjusted cost basis, and will generally realize a capital loss if it sells that investment for a lower price than its adjusted cost basis. Capital gains and losses are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term) or more than one year (long-term).
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money (or be exposed to additional losses, if the fund earns a negative return). Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal income or excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:
Declaration and Distribution Schedule
Declarations	Annually
Distributions	Annually
The Fund may declare or pay distributions of net investment income more frequently.
Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the NAV per share of the share class is reduced by the amount of the distribution.
The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions to be paid in cash.
Taxes and Your Investment
Taxation of the Fund: The Fund has elected and intends to qualify and to be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify and be eligible for treatment as a regulated investment company would result in fund-level taxation, and consequently, a reduction in income available for distribution to you.
Taxation of Fund Shares: Shares of the Fund are only offered to separate accounts of participating insurance companies, Qualified Plans, and certain other eligible persons or plans permitted to hold shares of the Fund pursuant to the applicable U.S. Treasury Regulations without impairing the ability of participating insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended. Each participating insurance company, including each participating insurance company that is an affiliate of the Investment Manager, includes in its taxable income any net investment income derived from the investment of assets held in its separate accounts because the insurance company is considered the owner of these assets under federal income tax law. The insurance company may claim certain tax benefits associated with this investment
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Columbia Variable Portfolio – Intermediate Bond Fund
Distributions and Taxes (continued)
income. These benefits, which may include foreign tax credits (which can reduce the insurance company’s U.S. taxes on foreign source income) and the corporate dividends-received deduction (which is a tax deduction for the insurance company attributable to certain dividends received from the Fund), are not passed on to Contract owners since the affiliated insurance company is the owner of the assets under federal tax law and is taxed on the investment income generated by the assets.
Taxation of Variable Annuity Contracts and Variable Life Insurance Policies: Your Contract may qualify for favorable tax treatment. Please refer to your Contract prospectus for more information about the tax implications of your investment in the Contract. As long as your Contract continues to qualify for such favorable tax treatment, you will not be taxed currently on your investment in the Fund through such Contract, even if the Fund makes distributions to the separate account and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the separate accounts of participating insurance companies, which maintain and invest net proceeds from Contracts, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a Contract will be “adequately diversified.” If the Fund does not meet such requirements because its investments are not adequately diversified, your Contract could lose its favorable tax treatment, and income and gain allocable to your Contract could be taxable currently to you. This could also occur if Contract holders are found to have an impermissible level of control over the investments underlying their Contracts. You should consult with the participating insurance company that issued your Contract, plan sponsor, or other eligible investor through which your investment in the Fund is made regarding the U.S. federal income taxation of your investment.
 FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your indirect investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account other than a Contract, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
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Prospectus 2026

Columbia Variable Portfolio – Intermediate Bond Fund
Financial Highlights
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total return for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Form N-CSR, which is available upon request.
Prospectus 2026
39

Columbia Variable Portfolio – Intermediate Bond Fund
Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Year Ended 12/31/2025	$8.34	0.39	0.35	0.74	(0.48)	—	(0.48)
Year Ended 12/31/2024	$8.59	0.40	(0.23)	0.17	(0.42)	—	(0.42)
Year Ended 12/31/2023	$8.27	0.39	0.13	0.52	(0.20)	—	(0.20)
Year Ended 12/31/2022	$10.31	0.31	(2.05)	(1.74)	(0.29)	(0.01)	(0.30)
Year Ended 12/31/2021	$11.53	0.31	(0.32)	(0.01)	(0.38)	(0.83)	(1.21)
Class 2
Year Ended 12/31/2025	$8.30	0.37	0.35	0.72	(0.46)	—	(0.46)
Year Ended 12/31/2024	$8.55	0.38	(0.23)	0.15	(0.40)	—	(0.40)
Year Ended 12/31/2023	$8.24	0.37	0.11	0.48	(0.17)	—	(0.17)
Year Ended 12/31/2022	$10.26	0.28	(2.03)	(1.75)	(0.26)	(0.01)	(0.27)
Year Ended 12/31/2021	$11.48	0.28	(0.32)	(0.04)	(0.35)	(0.83)	(1.18)
Class 3
Year Ended 12/31/2025	$8.35	0.38	0.36	0.74	(0.47)	—	(0.47)
Year Ended 12/31/2024	$8.60	0.39	(0.23)	0.16	(0.41)	—	(0.41)
Year Ended 12/31/2023	$8.28	0.38	0.13	0.51	(0.19)	—	(0.19)
Year Ended 12/31/2022	$10.32	0.30	(2.05)	(1.75)	(0.28)	(0.01)	(0.29)
Year Ended 12/31/2021	$11.54	0.30	(0.33)	(0.03)	(0.36)	(0.83)	(1.19)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	12/31/2025	12/31/2024	12/31/2023	12/31/2022	12/31/2021
Class 1	0.02%	0.02%	0.01%	0.01%	less than 0.01%
Class 2	0.02%	0.02%	0.01%	0.01%	less than 0.01%
Class 3	0.02%	0.02%	0.01%	0.01%	less than 0.01%
40
Prospectus 2026

Columbia Variable Portfolio – Intermediate Bond Fund
Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000's)
Class 1
Year Ended 12/31/2025	$8.60	9.06%	0.53%(c)	0.53%(c)	4.58%	214%	$2,308,450
Year Ended 12/31/2024	$8.34	1.97%	0.52%(c)	0.52%(c)	4.70%	212%	$2,320,609
Year Ended 12/31/2023	$8.59	6.34%	0.51%(c)	0.51%(c)	4.74%	248%	$2,960,855
Year Ended 12/31/2022	$8.27	(17.06%)	0.50%(c)	0.50%(c)	3.41%	165%	$2,904,351
Year Ended 12/31/2021	$10.31	(0.24%)	0.49%(c)	0.49%(c)	2.81%	204%	$3,734,781
Class 2
Year Ended 12/31/2025	$8.56	8.84%	0.78%(c)	0.78%(c)	4.33%	214%	$126,745
Year Ended 12/31/2024	$8.30	1.73%	0.77%(c)	0.77%(c)	4.44%	212%	$106,209
Year Ended 12/31/2023	$8.55	5.96%	0.76%(c)	0.76%(c)	4.52%	248%	$89,892
Year Ended 12/31/2022	$8.24	(17.20%)	0.75%(c)	0.75%(c)	3.17%	165%	$67,593
Year Ended 12/31/2021	$10.26	(0.49%)	0.74%(c)	0.74%(c)	2.56%	204%	$80,859
Class 3
Year Ended 12/31/2025	$8.62	9.04%	0.65%(c)	0.65%(c)	4.45%	214%	$393,944
Year Ended 12/31/2024	$8.35	1.85%	0.65%(c)	0.65%(c)	4.58%	212%	$384,090
Year Ended 12/31/2023	$8.60	6.19%	0.63%(c)	0.63%(c)	4.61%	248%	$401,573
Year Ended 12/31/2022	$8.28	(17.17%)	0.62%(c)	0.62%(c)	3.28%	165%	$399,928
Year Ended 12/31/2021	$10.32	(0.35%)	0.61%(c)	0.61%(c)	2.69%	204%	$543,892

Prospectus 2026
41

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Columbia Variable Portfolio – Intermediate Bond Fund

For More Information
The Fund is generally available only to owners of Contracts issued by participating insurance companies and participants in Qualified Plans. Please refer to your Contract prospectus or Qualified Plan disclosure documents for information about how to buy, sell and transfer shares of the Fund.
Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders and in Form N-CSR. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In the Fund’s Form N-CSR, you will find the Fund’s annual and semiannual financial statements. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail: Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
By Telephone: 800.345.6611
Online: columbiathreadneedleus.com
Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
The investment company registration number of Columbia Funds Variable Series Trust II, of which the Fund is a series, is 811-22127.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.
The Fund is distributed by Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2026 Columbia Threadneedle. All rights reserved.
PRO7012_12_E01_(05/26)

Columbia Variable Portfolio – Overseas Core Fund
Prospectus
May 1, 2026

The Fund may offer Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). There are no exchange ticker symbols associated with shares of the Fund.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Columbia Variable Portfolio – Overseas Core Fund

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Prospectus 2026

Columbia Variable Portfolio – Overseas Core Fund
Summary of the Fund
Investment Objective
Columbia Variable Portfolio – Overseas Core Fund (the Fund) seeks to provide shareholders with capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management fees	0.75%	0.75%	0.75%
Distribution and/or service (12b-1) fees	0.00%	0.25%	0.13%
Other expenses	0.05%	0.05%	0.05%
Total annual Fund operating expenses(a)	0.80%	1.05%	0.93%
(a)
“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
 Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■
you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■
your investment has a 5% return each year, and
■
the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
	1 year	3 years	5 years	10 years
Class 1 (whether or not shares are redeemed)	$82	$255	$444	$990
Class 2 (whether or not shares are redeemed)	$107	$334	$579	$1,283
Class 3 (whether or not shares are redeemed)	$95	$296	$515	$1,143
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 57% of the average value of its portfolio.
Prospectus 2026
3

Columbia Variable Portfolio – Overseas Core Fund
Summary of the Fund (continued)
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of foreign companies. The Fund may invest up to 20% of its net assets in emerging market countries. The Fund may invest directly in foreign equity securities, such as common and preferred stock, or indirectly through mutual funds and closed-end funds, as well as depositary receipts. The Fund may invest in securities of or relating to issuers believed to be undervalued (i.e., “value” stocks), represent growth opportunities (i.e., “growth” stocks), or both. The Fund may invest in the securities of issuers of any size, including small-, mid- and large-capitalization companies.
The Fund may invest in companies involved in initial public offerings, tender offers, mergers, other corporate restructurings and other special situations. The Fund may at times emphasize one or more sectors in selecting its investments, including the financials sector. From time to time, the Fund may focus its investments in certain countries or geographic areas, including Europe and Japan.
The Fund may invest in derivatives, such as forward contracts (including forward foreign currency contracts), futures (including equity futures and index futures) and options (including options on stocks and indices), for both hedging and non-hedging purposes including, for example, for investment purposes to seek to enhance returns or, in certain circumstances, when holding a derivative is deemed preferable to holding the underlying asset. In particular, the Fund may invest in forward currency contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, or to adjust an underweight country exposure in its portfolio. The Fund may also invest in equity index futures to manage exposure to the securities market and to maintain equity market exposure while managing cash flows.
Principal Risks
An investment in the Fund involves risks, including Foreign Securities Risk, Emerging Market Securities Risk, and Market Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Closed-End Investment Company Risk. Closed-end investment companies frequently trade at a discount to their NAV, which may affect whether the Fund will realize gain or loss upon its sale of the closed-end investment company’s shares. Closed-end investment companies may employ leverage, which also subjects the closed-end investment company to increased risks such as increased volatility.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts and/or Global Depositary Receipts. Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, which may be related to the particular political, regulatory, economic, social and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country and
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Prospectus 2026

Columbia Variable Portfolio – Overseas Core Fund
Summary of the Fund (continued)
fluctuations in such country’s currency, as well as market risk tied to the underlying foreign company. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical domestic company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that a depositary receipt will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.
Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments with a value in relation to, or derived from, the value of an underlying asset(s) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful, and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial losses for the Fund. Derivatives may be more volatile than other types of investments. The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Forward Contracts Risk. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated and can experience lengthy periods of illiquidity, unusually high trading volume and other negative impacts, such as political intervention, which may result in volatility or disruptions in such markets. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Futures Contracts Risk. A futures contract is an exchange-traded derivative transaction between two parties in which a buyer (holding the “long” position) agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller (holding the “short” position). The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Certain futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Because of the low margin deposits normally required in futures trading, it is possible that the Fund may employ a high degree of leverage in the portfolio. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts executed (if
Prospectus 2026
5

Columbia Variable Portfolio – Overseas Core Fund
Summary of the Fund (continued)
any) on foreign exchanges may not provide the same protection as U.S. exchanges. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Options Risk. Options are derivatives that give the purchaser the option to buy (call) or sell (put) an underlying reference from or to a counterparty at a specified price (the strike price) on or before an expiration date. When writing options, the Fund is exposed to the risk that it may be required to buy or sell the underlying reference at a disadvantageous price on or before the expiration date. Options may involve economic leverage, which could result in greater volatility in price movement. The Fund's losses could be significant and are potentially unlimited for certain types of options. Options may be traded on a securities exchange or in the over-the-counter market. At or prior to maturity of an options contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in options prices. Options can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile, and may be more susceptible to market manipulation, than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.
Equity Securities Risk. Equity securities may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. Investing in securities of foreign companies subjects the Fund to the risks associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, including risks related to political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
Geographic Focus Risk. The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
6
Prospectus 2026

Columbia Variable Portfolio – Overseas Core Fund
Summary of the Fund (continued)
■
Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Any uncertainty caused by the departure of the United Kingdom (UK) from the EU, which occurred in January 2020, could have negative impacts on the UK and the EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which could adversely affect the value of your investment in the Fund.
■
Japan. The Fund is particularly susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan’s economy. The Japanese economy is heavily dependent upon international trade, including, among other things, the export of finished goods and the import of oil and other commodities and raw materials. Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. Strained relationships between Japan and its neighboring countries, including China, South Korea and North Korea, based on historical grievances, territorial disputes, and defense concerns, may also cause uncertainty in Japanese markets. As a result, additional tariffs, other trade barriers, or boycotts may have an adverse impact on the Japanese economy. Japanese government policy has been characterized by economic regulation, intervention, protectionism and large government deficits. The Japanese economy is also challenged by an unstable financials sector, highly leveraged corporate balance sheets and extensive cross-ownership among major corporations. Structural social and labor market changes, including an aging workforce, population decline and traditional aversion to labor mobility may adversely affect Japan’s economic competitiveness and growth potential. The potential for natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy. As a result of the Fund’s investment in Japanese securities, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Japan fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in Japan.
Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time. Growth securities may also be sensitive to movements in interest rates.
Investing in Other Funds Risk. The Fund’s investment in other funds (affiliated and/or unaffiliated funds) subjects the Fund to the investment performance (positive or negative) and risks of the underlying funds in direct proportion to the Fund’s investment therein. The performance of the underlying funds could be adversely affected if other investors in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Due to the expenses and costs of an underlying fund being shared by its investors, redemptions by other investors in the underlying funds could result in decreased economies of scale and increased operating expenses for such underlying funds. The Investment Manager typically selects underlying funds from among the funds for which it, or an affiliate, acts as the investment manager (affiliated underlying funds) and will select an unaffiliated underlying fund only if the desired investment exposure is not available through an affiliated fund.  The Investment Manager has a conflict of interest in selecting affiliated underlying funds over unaffiliated underlying funds because it receives management fees from affiliated underlying funds, and it has a conflict in selecting among affiliated underlying funds, because the fees paid to it by certain affiliated underlying funds are higher than the fees paid by other affiliated underlying funds. Also, to the extent that the Fund is constrained/restricted from investing (or investing further) in a particular underlying fund for one or more reasons (e.g., underlying fund capacity constraints or
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Summary of the Fund (continued)
regulatory restrictions) or if the Fund chooses to sell its investment in an underlying fund because of poor investment performance or for other reasons, the Fund may have to invest in other underlying funds, including less desirable funds – from a strategy or investment performance standpoint – which could have a negative impact on Fund performance. In addition, Fund performance could be negatively impacted if an appropriate alternate underlying fund is not identified in a timely manner or at all. The underlying funds may not achieve their investment objective. The Fund, through its investment in underlying funds, may not achieve its investment objective.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.
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Small- and Mid-Cap Stock Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
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Large-Cap Stock Risk. Investments in larger companies may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. Use of leverage can produce volatility and may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an
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Summary of the Fund (continued)
increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market. Foreign securities can present enhanced liquidity risks, including as a result of less developed custody, settlement or other practices of foreign markets.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Preferred Stock Risk. Preferred stock is a type of stock that may pay dividends at a different rate than common stock of the same issuer, if at all, and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (the risk of losses attributable to changes in interest rates).
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors, including the financials sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in that group of industries or economic sector.
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Financials Sector. The Fund is vulnerable to the particular risks that may affect companies in the financials sector. Companies in the financials sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financials sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and the interest rates and fees they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Special Situations Risk. Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may be exposed to heightened risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Certain “special situation” investments are investments in securities or other instruments that may be classified as illiquid or lacking a readily ascertainable fair value. Certain special situation investments prevent ownership interests therein from being withdrawn until the special situation investment, or a portion thereof, is realized or deemed realized, which may negatively impact Fund performance. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.
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Summary of the Fund (continued)
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the perceived value assessment of that security as determined by the portfolio managers, or may decline in price, even though the securities are already believed to be undervalued by the portfolio managers. There is also a risk that it may take longer than expected for the value of these investments to rise to the perceived value as determined by the portfolio managers. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance.
Except for differences in annual returns resulting from differences in expenses (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.
The Fund’s performance prior to May 2018 reflects returns achieved pursuant to different principal investment strategies. If the Fund’s current strategies had been in place for the prior periods, results shown may have been different.
The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.
Year by Year Total Return (%) as of December 31 Each Year	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	2nd Quarter 2020	21.85%
	Worst	1st Quarter 2020	-26.40%
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Summary of the Fund (continued)
 Average Annual Total Returns (for periods ended December 31, 2025)

	Share Class Inception Date	1 Year	5 Years	10 Years
Class 1	05/03/2010	38.26%	9.19%	7.82%
Class 2	05/03/2010	37.96%	8.92%	7.55%
Class 3	01/13/1992	38.03%	9.05%	7.69%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		31.22%	8.92%	8.18%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC
Portfolio Management	Title	Role with Fund	Managed Fund Since
Fred Copper, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2018
Daisuke Nomoto, CMA (SAAJ)	Senior Portfolio Manager	Co-Portfolio Manager	2018
Paul DiGiacomo, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2024
Purchase and Sale of Fund Shares
The Fund is available for purchase through Contracts offered by the separate accounts of participating insurance companies or Qualified Plans or by other eligible investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). Shares of the Fund may not be purchased or sold by individual owners of Contracts or Qualified Plans. If you are a Contract holder or Qualified Plan participant, please refer to your separate Contract prospectus or Qualified Plan disclosure documents for information about minimum investment requirements and how to purchase and redeem shares of the Fund on days the Fund is open for business.
Tax Information
The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, which are generally the participating insurance companies and Qualified Plans investing in the Fund through separate accounts. These distributions may not be taxable to you as the holder of a Contract or a participant in a Qualified Plan. Please consult the prospectus or other information provided to you by your participating insurance company and/or Qualified Plan regarding the U.S. federal income taxation of your contract, policy and/or plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial advisor or salesperson or visit your financial intermediary’s website for more information.
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Columbia Variable Portfolio – Overseas Core Fund
More Information About the Fund
Investment Objective
Columbia Variable Portfolio – Overseas Core Fund (the Fund) seeks to provide shareholders with capital appreciation. Only shareholders can change the Fund’s investment objective. Because any investment involves risk, there is no assurance the Fund’s investment objective will be achieved.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of foreign companies. The Fund may invest up to 20% of its net assets in emerging market countries. The Fund may invest directly in foreign equity securities, such as common and preferred stock, or indirectly through mutual funds and closed-end funds, as well as depositary receipts. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. The Fund may invest in securities of or relating to issuers believed to be undervalued (i.e., “value” stocks), represent growth opportunities (i.e., “growth” stocks), or both. The Fund may invest in the securities of issuers of any size, including small-, mid- and large-capitalization companies.
The Fund may invest in companies involved in initial public offerings, tender offers, mergers, other corporate restructurings and other special situations. The Fund may at times emphasize one or more sectors in selecting its investments, including the financials sector. From time to time, the Fund may focus its investments in certain countries or geographic areas, including Europe and Japan.
The Fund may invest in derivatives, such as forward contracts (including forward foreign currency contracts), futures (including equity futures and index futures) and options (including options on stocks and indices), for both hedging and non-hedging purposes including, for example, for investment purposes to seek to enhance returns or, in certain circumstances, when holding a derivative is deemed preferable to holding the underlying asset. In particular, the Fund may invest in forward currency contracts to hedge the currency exposure associated with some or all of the Fund’s securities, to shift investment exposure from one currency to another, to shift U.S. dollar exposure to achieve a representative weighted mix of major currencies in its benchmark, or to adjust an underweight country exposure in its portfolio. The Fund may also invest in equity index futures to manage exposure to the securities market and to maintain equity market exposure while managing cash flows.
The investment manager employs fundamental analysis with risk management in identifying growth or value opportunities and constructing the Fund’s portfolio.
In selecting investments, Columbia Management Investment Advisers, LLC (the Investment Manager) considers, among other factors:
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businesses that are believed to be fundamentally sound and undervalued due to investor indifference, investor misperception of company prospects, or other factors;
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various measures of valuation, including price-to-cash flow, price-to-earnings, price-to-sales, and price-to-book value. The Investment Manager believes that companies with lower valuations are generally more likely to provide opportunities for capital appreciation;
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a company’s current operating margins relative to its historic range and future potential; and/or
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potential indicators of stock price appreciation, such as anticipated earnings growth, company restructuring, changes in management, business model changes, new product opportunities or anticipated improvements in macroeconomic factors.
The Investment Manager may sell a security when the security’s price reaches a target set by the Investment Manager; if the Investment Manager believes that there is deterioration in the issuer’s financial circumstances or fundamental prospects; if other investments are more attractive; or for other reasons.
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Principal Risks
An investment in the Fund involves risks, including Foreign Securities Risk, Emerging Market Securities Risk, and Market Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Closed-End Investment Company Risk. Closed-end investment companies frequently trade at a discount to their NAV, which may affect whether the Fund will realize gain or loss upon its sale of the closed-end investment company’s shares. Closed-end investment companies may employ leverage, which also subjects the closed-end investment company to increased risks such as increased volatility.
Counterparty Risk. The risk exists that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle in which the Fund invests may become insolvent or otherwise fail to perform its obligations, including making payments to the Fund, due to financial difficulties. The Fund may obtain no or limited recovery in a bankruptcy or other reorganizational proceedings, and any recovery may be significantly delayed. Transactions that the Fund enters into may involve counterparties in the financials sector and, as a result, events affecting the financials sector may cause the Fund’s NAV to fluctuate.
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts and/or Global Depositary Receipts. Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, which may be related to the particular political, regulatory, economic, social and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country and fluctuations in such country’s currency, as well as market risk tied to the underlying foreign company. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical domestic company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that a depositary receipt will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.
Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments, traded on an exchange or in the over-the-counter (OTC) markets, with a value in relation to, or derived from, the value of an underlying asset(s) (such as a security, commodity or currency) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful, and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial losses for the Fund. Derivatives may be more volatile than other types of
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investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of an adverse movement in the value, price or rate of the underlying reference (market risk), the risk of an adverse movement in the value of underlying currencies (foreign currency risk) and the risk of an adverse movement in underlying interest rates (interest rate risk). Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that the return on an investment may not keep pace with inflation (inflation risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.
Derivatives Risk – Forward Contracts Risk. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated (there is no limit on daily price movements and speculative position limits are not applicable). The principals who deal in certain forward contract markets are not required to continue to make markets in the underlying references in which they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in forward contract markets have refused to quote prices for certain underlying references or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in forward contract prices. The liquidity of the markets for forward contracts depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the market for forwards could be reduced. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
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A forward foreign currency contract is a derivative (forward contract) in which the underlying reference is a country's or region’s currency. The Fund may agree to buy or sell a country's or region’s currency at a specific price on a specific date in the future. These instruments may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations, subjecting the Fund to foreign currency risk (the risk that Fund performance may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund exposes a significant percentage of its assets to currencies other than the U.S. dollar). Unanticipated changes in the currency markets could result in reduced performance for the Fund. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.
Derivatives Risk – Futures Contracts Risk. A futures contract is an exchange-traded derivative transaction between two parties in which a buyer (holding the “long” position) agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller (holding the “short” position). The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Certain futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there
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has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Positions in futures contracts may be closed out only on the exchange on which they were entered into or through a linked exchange, and no secondary market exists for such contracts. Futures positions are marked to market each day, and variation margin payment must be paid to or by the Fund. Because of the low margin deposits normally required in futures trading, it is possible that the Fund may employ a high degree of leverage in the portfolio. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts executed (if any) on foreign exchanges may not provide the same protection as U.S. exchanges. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
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An equity future is a derivative that is an agreement for the contract holder to buy or sell a specified amount of an individual equity, a basket of equities, or the securities in an equity index on a specified date at a predetermined price.
Derivatives Risk – Options Risk. Options are derivatives that give the purchaser the option to buy (call) or sell (put) an underlying reference from or to a counterparty at a specified price (the strike price) on or before an expiration date. The Fund may purchase or write (i.e., sell) put and call options on an underlying reference it is otherwise permitted to invest in. When writing options, the Fund is exposed to the risk that it may be required to buy or sell the underlying reference at a disadvantageous price on or before the expiration date. If the Fund sells a put option, the Fund may be required to buy the underlying reference at a strike price that is above market price, resulting in a loss. If the Fund sells a call option, the Fund may be required to sell the underlying reference at a strike price that is below market price, resulting in a loss. If the Fund sells a call option that is not covered (it does not own the underlying reference), the Fund's losses are potentially unlimited. Options may involve economic leverage, which could result in greater volatility in price movement. Options may be traded on a securities exchange or in the over-the-counter market. At or prior to maturity of an options contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in options prices. Options can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile, and may be more susceptible to market manipulation, than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates and may have hostile relations with other countries. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.
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More Information About the Fund (continued)
Equity Securities Risk. Investments in equity securities represent ownership in a company that fluctuates in value with changes in the company’s financial condition. Equity markets may experience significant volatility at times and may fall sharply in response to adverse events. Certain segments of the equity market may react differently than other segments and U.S. markets may react differently than foreign markets. Individual equity prices also may experience dramatic movements in price. Price movements may result from factors affecting individual companies, sectors, or industries selected for the Fund’s portfolio or the securities market as a whole, including periods of slower growth or recessionary economic conditions, future expectations of poor economic conditions, changes in political or social conditions, and lack of investor confidence. In addition, individual equity interests may be adversely affected by factors such as reduced sales, increased costs, or a negative outlook for the future performance of the company. As compared with preferred stock and debt, common stock generally involves greater risk and has lower priority when liquidation, bankruptcy, and dividend payments are made. Preferred stock may be subordinated to bonds or other debt instruments in a company’s capital structure and is typically less liquid than common stock.
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities may also be less liquid, making them more difficult to trade, than securities of U.S. companies so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. In some cases, such withholding or other taxes could potentially be confiscatory. Other risks include: possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about foreign companies; the impact of economic, political, social, diplomatic or other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics), possible seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. In addition, as a result of economic sanctions, the Fund may be forced to sell or otherwise dispose of investments at inopportune times or prices, which could result in losses to the Fund and increased transaction costs. These conditions may be in place for a substantial period of time and enacted with limited advance notice to the Fund. The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets. Additionally, investments in certain countries may subject the Fund to a number of tax rules, the application of which may be uncertain. Countries may amend or revise their existing tax laws, regulations and/or procedures in the future, possibly with retroactive effect. Changes in or uncertainties regarding the laws, regulations or procedures of a country could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies located in such countries in which the Fund invests, or result in unexpected tax liabilities for the Fund. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a
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number of reasons, including changes in interest rates, imposition of currency exchange controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Geographic Focus Risk. The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
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Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. Most developed countries in Western Europe are members of the EU, and many are also members of the European Economic and Monetary Union (EMU). European countries can be significantly affected by the tight fiscal and monetary controls that the EMU imposes on its members and with which candidates for EMU membership are required to comply. In addition, significant private or public debt problems in a single EU country can pose economic risks to the EU as a whole. Unemployment in Europe has historically been higher than in the United States and public deficits are an ongoing concern in many European countries. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Any uncertainty caused by the departure of the UK from the EU, which occurred in January 2020, could have negative impacts on the UK and EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in the UK, Europe and globally, which could adversely affect the value of your investment in the Fund. Any attempt by the Fund to hedge against or otherwise protect its portfolio or to profit from such circumstances may fail and, accordingly, an investment in the Fund could lose money over short or long periods.
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Japan. The Fund is particularly susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan’s economy. The Japanese economy is heavily dependent upon international trade, including, among other things, the export of finished goods and the import of oil and other commodities and raw materials. Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. Strained relationships between Japan and its neighboring countries, including China, South Korea and North Korea, based on historical grievances, territorial disputes, and defense concerns, may also cause uncertainty in Japanese markets. As a result, additional tariffs, other trade barriers, or boycotts may have an adverse impact on the Japanese economy. Japanese government policy has been characterized by economic regulation, intervention, protectionism and large government deficits. The Japanese economy is also challenged by an unstable financials sector, highly leveraged corporate balance sheets and extensive cross-ownership among major corporations. Structural social and labor market changes, including an aging workforce, population decline and traditional aversion to labor mobility may adversely affect Japan’s economic competitiveness and growth potential. The potential for natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy. A significant portion of Japan's trade is conducted with developing nations in East and Southeast Asia and its economy can be affected by conditions and currency fluctuations in these and other countries. For a number of years, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. Securities in Japan are denominated and quoted in yen. As a result, the value of the Fund's Japanese securities as measured in U.S. dollars may be affected by fluctuations in the value of the Japanese yen relative to the U.S. dollar. Securities traded on Japanese stock exchanges have exhibited significant volatility in recent years. As a result of the Fund’s
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investment in Japanese securities, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Japan fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in Japan.
Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time. Growth securities may also be sensitive to movements in interest rates.
Investing in Other Funds Risk. The Fund’s investment in other funds (affiliated and/or unaffiliated funds) subjects the Fund to the investment performance (positive or negative) and risks of the underlying funds in direct proportion to the Fund’s investment therein. The performance of the underlying funds could be adversely affected if other investors in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Due to the expenses and costs of an underlying fund being shared by its investors, redemptions by other investors in the underlying funds could result in decreased economies of scale and increased operating expenses for such underlying fund. These transactions might also result in higher brokerage, tax or other costs for the underlying funds. This risk may be particularly important when one investor owns a substantial portion of the underlying funds. The Investment Manager typically selects underlying funds from among the funds for which it, or an affiliate, acts as the investment manager (affiliated underlying funds) and will select an unaffiliated underlying fund only if the desired investment exposure is not available through an affiliated fund.  The Investment Manager has a conflict of interest in selecting affiliated underlying funds over unaffiliated underlying funds because it receives management fees from affiliated underlying funds, and it has a conflict in selecting among affiliated underlying funds, because the fees paid to it by certain affiliated underlying funds are higher than the fees paid by other affiliated underlying funds. Also, to the extent that the Fund is constrained/restricted from investing (or investing further) in a particular underlying fund for one or more reasons (e.g., underlying fund capacity constraints or regulatory restrictions) or if the Fund chooses to sell its investment in an underlying fund because of poor investment performance or for other reasons, the Fund may have to invest in other underlying funds, including less desirable funds – from a strategy or investment performance standpoint – which could have a negative impact on Fund performance. In addition, Fund performance could be negatively impacted if an appropriate alternate underlying fund is not identified in a timely manner or at all.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.
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Small- and Mid-Cap Stock Risk. Securities of small- and mid-cap companies can, in certain circumstances, have a higher potential for gains than securities of larger companies but are more likely to have more risk than larger companies. For example, small- and mid-cap companies may be more vulnerable to market downturns and adverse business or economic events than larger companies because they may have more limited financial resources and business operations. Small- and mid-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller and generally less experienced management teams. Securities of small- and mid-cap companies may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. When the Fund takes significant positions in small- and mid-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in Fund investment losses that would affect the value of your investment in the Fund. In addition, some small- and mid-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.
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Large-Cap Stock Risk. Investments in larger companies may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as
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changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. Use of leverage can produce volatility and may exaggerate changes in the Fund’s NAV and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any applicable regulatory limits. Futures contracts, options on futures contracts, forward contracts and other derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund's volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market. Foreign securities can present enhanced liquidity risks, including as a result of less developed custody, settlement or other practices of foreign markets.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
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The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. In addition, the Iranian conflict that commenced in February 2026 may result in similar, and potentially more severe, disruptions. Escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Preferred Stock Risk. Preferred stock is a type of stock that may pay dividends at a different rate than common stock of the same issuer, if at all, and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (the risk of losses attributable to changes in interest rates).
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors, including the financials sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in that group of industries or economic sector.
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Financials Sector. The Fund is vulnerable to the particular risks that may affect companies in the financials sector. Companies in the financials sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financials sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and the interest rates and fees they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Special Situations Risk. Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may be exposed to heightened risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Initial public offerings are subject to many of the same risks as investing in companies with smaller market capitalizations. To the extent the Fund determines to invest in initial public offerings, it may not be able to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an initial public offering are available to the Fund. The investment performance of the Fund during periods when it is unable to invest significantly or at all in initial public offerings may be lower than during periods when the Fund is able to do so. Certain “special situation” investments are investments in securities or other instruments that may be classified as illiquid or lacking a readily ascertainable fair value. Certain special situation investments prevent
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ownership interests therein from being withdrawn until the special situation investment, or a portion thereof, is realized or deemed realized, which may negatively impact Fund performance. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the perceived value assessment of that security as determined by the portfolio managers, or may decline in price, even though the securities are already believed to be undervalued by the portfolio managers. There is also a risk that it may take longer than expected for the value of these investments to rise to the perceived value as determined by the portfolio managers. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus or as otherwise required by the Investment Company Act of 1940, as amended (the 1940 Act), the rules and regulations thereunder and any applicable exemptive relief, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold other investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s Form N-CSR or by visiting columbiathreadneedleus.com.
Transactions in Derivatives
The Fund may enter into derivative transactions or otherwise have exposure to derivative transactions through underlying investments. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the Secured Overnight Financing Rate (commonly known as SOFR)) or market indices (such as the Standard & Poor’s 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. The U.S. government and the European Union
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(and some other jurisdictions) have enacted regulations and similar requirements that prescribe clearing, margin, reporting and registration requirements for participants in the derivatives market. These requirements are evolving and their ultimate impact on the Fund remains unclear, but such impact could include restricting and/or imposing significant costs or other burdens upon the Fund’s participation in derivatives transactions. Additionally, regulations governing the use of derivatives by registered investment companies, such as the Fund, require, among other things, that a fund that invests in derivative instruments beyond a specified limited amount apply a value-at-risk-based limit to its portfolio and establish a comprehensive derivatives risk management program. As of the date of this prospectus, the Fund is required to maintain a comprehensive derivatives risk management program. For more information on the risks of derivative investments and strategies, see the SAI.
Affiliated Fund Investing
The Investment Manager or an affiliate serves as investment adviser to funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds”, and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds, which may include the Fund (collectively referred to in this section as Underlying Funds), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares. Although the Investment Manager or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when the Investment Manager or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. In order to meet such redemptions, an Underlying Fund may be forced to sell its liquid (or more liquid) positions, leaving the Underlying Fund holding, post-redemption, a relatively larger position in illiquid investments (i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment) or less liquid securities. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager or its affiliate also has a conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
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Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as forward contracts, futures contracts, options, structured investments and swaps, for various purposes, including among others, investing in particular derivatives in seeking to reduce investment exposures, or in seeking to achieve indirect investment exposures, to a sector, country, region or currency where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund's website (columbiathreadneedleus.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the Fund's website may not always be current.
 FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmark(s), and accordingly the Fund's holdings may diverge from those of its benchmark(s). In addition, the Fund may invest in securities outside any industry and geographic sectors represented in its benchmark(s). The Fund's weightings in individual securities, and in industry or geographic sectors, may also vary considerably from those of its benchmark(s).
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
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Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year, may vary by share class and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios reflect the Fund’s fee arrangements as of the date of this prospectus and, unless indicated otherwise, are based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but unless indicated otherwise in the Annual Fund Operating Expenses table, no adjustments have been or will be made to the expense ratios to reflect any differences in the Fund’s average net assets between the most recently completed fiscal year and the date of this prospectus or a later date. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
 FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are allocated on a pro rata basis across all share classes. These fees include certain sub-transfer agency and shareholder servicing fees. For more information on these fees, see About Fund Shares and Transactions — Financial Intermediary Compensation.
Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through April 30, 2027, unless sooner terminated at the sole discretion of the Fund's Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:
Columbia Variable Portfolio - Overseas Core Fund
Class 1	0.83%
Class 2	1.08%
Class 3	0.955%
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.
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Columbia Variable Portfolio – Overseas Core Fund
More Information About the Fund (continued)
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Fund’s returns might have been lower.
Primary Service Provider Contracts
The Fund enters into contractual arrangements (Service Provider Contracts) with various service providers, including, among others, the Investment Manager, the Distributor, Columbia Management Investment Services Corp. (the Transfer Agent) and the Fund’s custodian. The Fund’s Service Provider Contracts are solely among the parties thereto. Shareholders are not parties to, or intended to be third-party beneficiaries of, any Service Provider Contracts. Further, this prospectus, the SAI and any Service Provider Contracts are not intended to give rise to any agreement, duty, special relationship or other obligation between the Fund and any investor, or give rise to any contractual, tort or other rights in any individual shareholder, group of shareholders or other person, including any right to assert a fiduciary or other duty, enforce the Service Provider Contracts against the parties or to seek any remedy thereunder, either directly or on behalf of the Fund. Nothing in the previous sentence should be read to suggest any waiver of any rights under federal or state securities laws.
The Investment Manager, the Distributor, and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 290 Congress Street, Boston, MA 02210 and serves as investment adviser and administrator to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, debt instruments and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing the Fund’s investments. The Investment Manager is also responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s other service providers and the provision of related clerical and administrative services.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint unaffiliated subadvisers by entering into subadvisory agreements with them, and to change in material respects the terms of those subadvisory agreements, including the fees paid thereunder, for the Fund without first obtaining shareholder approval, thereby avoiding the expense and delays typically associated with obtaining shareholder approval. The Fund furnishes shareholders with information about new subadvisers retained in reliance on the order within 90 days after hiring the subadviser. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager discloses to the Board the nature of any such material relationships. The SEC has issued a separate order that permits the Board to approve new subadvisory agreements or material changes to existing subadvisory agreements at a meeting that is not in person, provided that the Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting and other conditions of the order are satisfied. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
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Columbia Variable Portfolio – Overseas Core Fund
More Information About the Fund (continued)
The Fund pays the Investment Manager a fee for its management services, which include investment advisory services and administrative services. The fee is calculated as a percentage of the daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, management services fees paid to the Investment Manager by the Fund amounted to 0.75% of average daily net assets of the Fund, before any applicable reimbursements.
A discussion regarding the basis for the Board’s approval of the renewal of the Fund's management agreement is available in the Fund’s Form N-CSR for the fiscal period ended June 30, 2025.
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.
Portfolio Management	Title	Role with Fund	Managed Fund Since
Fred Copper, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2018
Daisuke Nomoto, CMA (SAAJ)	Senior Portfolio Manager	Co-Portfolio Manager	2018
Paul DiGiacomo, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2024
Mr. Copper joined one of the Columbia Management legacy firms or acquired business lines in 2005. Mr. Copper began his investment career in 1990 and earned a B.S. from Boston College and an M.B.A. from the University of Chicago.
Mr. Nomoto joined one of the Columbia Management legacy firms or acquired business lines in 2005. Mr. Nomoto began his investment career in 1993 and earned a B.A. from Shiga University, Japan.
Mr. DiGiacomo joined the Investment Manager in 2006. Mr. DiGiacomo began his investment career in 2001 and earned a B.S. in civil engineering from Brown University and an M.B.A. from the Tuck School of Business at Dartmouth College.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 290 Congress Street, Boston, MA 02210. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 290 Congress Street, Boston, MA 02210, and its responsibilities include processing purchases, redemptions and transfers of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Transfer Agent has engaged SS&C GIDS, Inc. to provide various sub-transfer agency services. The Fund pays a service fee to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners and the separate accounts. The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
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Columbia Variable Portfolio – Overseas Core Fund
More Information About the Fund (continued)
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■
compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■
the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■
separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■
regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■
insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests;
■
regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund; and
■
insurance companies investing in the Fund may be affiliates of Ameriprise Financial; these affiliated insurance companies, individually and collectively, may hold through separate accounts a significant portion of the Fund's shares and may also invest in separate accounts managed by the Investment Manager that have the same or substantially similar investment objectives and strategies as the Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s Form N-CSR and in the SAI. Additionally, Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
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Columbia Variable Portfolio – Overseas Core Fund
About Fund Shares and Transactions
Description of the Share Classes
Share Class Features
The Fund offers the classes of shares set forth on the cover of this prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class 1, Class 2 and Class 3 shares.
	Class 1 Shares	Class 2 Shares	Class 3 Shares
Eligible Investors
Shares of the Fund are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies
(collectively, Contracts) or qualified pension and retirement plans (Qualified Plans) or other eligible investors authorized by the Distributor.

Investment Limits	none	none	none
Conversion Features	none	none	none
Front-End Sales Charges	none	none	none
Contingent Deferred Sales Charges (CDSCs)	none	none	none
Maximum Distribution and/or Service Fees	none	0.25%	0.125%
 FUNDamentals
Financial Intermediaries
The term “financial intermediary” refers to the insurance company that issued your contract, qualified pension or retirement plan sponsors or the financial intermediary that employs your financial advisor. Financial intermediaries also include broker-dealers and financial advisors as well as firms that employ broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other firms in the financial services industry, including Ameriprise Financial and its affiliates.
Distribution and/or Service Fees
Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board has approved, and the Fund has adopted, a distribution plan which sets the distribution fees that are periodically deducted from the Fund’s assets for Class 2 and Class 3 shares. The distribution fee for Class 2 shares is 0.25% and the distribution fee for Class 3 shares is 0.125%. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or financial intermediaries for selling shares of the Fund and/or providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.
The Fund will pay these fees to the Distributor and/or to eligible financial intermediaries for as long as the distribution plan continues. The Fund may reduce or discontinue payments at any time.
The Fund pays a service fee to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners, Qualified Plan participants and the separate accounts.
Financial Intermediary Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to financial intermediaries, primarily to affiliated and unaffiliated insurance companies, for marketing/sales support services relating to the Fund (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary; gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary; or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the Marketing Support Payments to any one financial intermediary are generally between 0.05% and
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Columbia Variable Portfolio – Overseas Core Fund
About Fund Shares and Transactions (continued)
0.40% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.05% and 0.25% on an annual basis for a financial intermediary receiving a payment based on gross sales of the Columbia Funds attributable to the financial intermediary.
As employee compensation and business unit operating goals at all levels are generally tied to the success of Ameriprise Financial, employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, are incented to include shares of the Columbia Funds in Contracts offered by affiliated insurance companies. Certain employees, directly or indirectly, receive higher compensation and other benefits as investment in the Columbia Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the Distributor and the Investment Manager, and the products they offer, including the Fund.
In addition, the Transfer Agent has certain arrangements in place to compensate financial intermediaries, primarily to affiliated and unaffiliated insurance companies, that hold Fund shares through networked and omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial Fund shareholders (Shareholder Services). Shareholder Services and related fees vary by financial intermediary and may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, maintenance of shareholder records, preparation of account statements and provision of customer service, and are not intended to include services that are primarily intended to result in the sale of Fund shares. Payments for Shareholder Services generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares. Each Fund pays the Transfer Agent a service fee equal to the payments made by the Transfer Agent to participating insurance companies and other financial intermediaries that provide Shareholder Services up to the lesser of the amount charged by the financial intermediary or a contractual asset-based cap. Payments of amounts that exceed the amount paid by the Fund are borne by the Transfer Agent, the Investment Manager and/or their affiliates.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates typically make other payments or allow promotional incentives to certain broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the financial intermediaries, including Ameriprise Financial affiliates, to which the Distributor, the Investment Manager or their affiliates have agreed to make Marketing Support Payments and fee payments for Shareholder Services.
Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial advisors may have a conflict of interest or financial incentive with respect to recommendations regarding the Fund or any Contract or Qualified Plan that includes the Fund.
Share Price Determination
The price you pay or receive when you buy, sell or transfer shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day, with the value of the Fund's shares based on the total value of all of the securities and other assets that it holds as of such specified time.
Prospectus 2026
29

Columbia Variable Portfolio – Overseas Core Fund
About Fund Shares and Transactions (continued)
 FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV per share as follows:
NAV per share = (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
 FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day typically ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. The Fund will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as a close of regular trading on the NYSE for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Nonetheless, the NAV of Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Fund’s Board may approve or ratify. On holidays and other days when the NYSE is closed, the Fund’s NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities listed on an exchange are typically valued at the closing price or last trade on their primary exchange at the close of business of the NYSE. Equity securities without a readily available closing price or that are not listed on any exchange are typically valued at the mean between the closing bid and asked prices. Other equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are fair valued unless market quotations are readily available, fixed income investments maturing in 60 days or less are valued primarily using the amortized cost method, unless this methodology results in a valuation that does not approximate the market value of these securities, and those maturing in excess of 60 days are valued based on prices obtained from a pricing service, if available (which may represent market values or fair values). Investments in other open-end funds are valued at their published NAVs. The value of the Fund’s portfolio securities is determined in accordance with the valuation policy approved by the Board (the Valuation Policy). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Investment Manager as the Fund’s valuation designee. The Investment Manager, in turn, has authorized its valuation committee to make fair value determinations and to carry out supervisory and certain other functions relating to the valuation of Fund portfolio securities, pursuant to the Valuation Policy.
If a market price is not readily available or is deemed not to reflect market value for a portfolio security, the Investment Manager will determine the price based on a determination of the security's fair value pursuant to the Valuation Policy. In addition, the Investment Manager may use fair valuation techniques to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security.
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Columbia Variable Portfolio – Overseas Core Fund
About Fund Shares and Transactions (continued)
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Investment Manager uses fair valuation to price equity securities, it may value those securities higher or lower than another fund or manager would. Also, fair valuation of Fund holdings may cause the Fund's performance to diverge to a greater degree from the performance of various benchmark indices used to compare the Fund's performance because indices generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Futures and options on futures are valued based upon the settlement price as determined by the principal exchange on which they are traded or, in the absence of a settlement price, at the mean of the closing bid and ask. Generally, over-the-counter derivatives, such as swaps and swaptions, are valued based on a price provided by an approved pricing service.
Shareholder Information
Each share class has its own cost structure and other features. Your product may not offer every share class. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the Fund and available under your product. Shares of the Fund are generally available for purchase only by participating insurance companies in connection with Contracts and Qualified Plan sponsors.
The Fund, the Distributor or the Transfer Agent may refuse any order to buy or transfer shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.
Shares of the Fund may not be purchased or sold directly by individual Contract owners or participants in a Qualified Plan. When you sell your shares through your Contract or Qualified Plan, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations, as described under Satisfying Fund Redemption Requests below.
Depending on the context, references to “you” or “your” herein refer either to the holder of a Contract, participant in a Qualified Plan or qualified institutional investor who may select Fund shares to fund his or her investment in the Contract or Qualified Plan or to the participating insurance company as the holder of Fund shares through one or more separate accounts or the Qualified Plan.
Satisfying Fund Redemption Requests
The Fund typically expects to send the redeeming participating insurance company or Qualified Plan sponsor payment for shares within two business days after your trade date. The Fund can suspend redemptions and/or delay payment of redemption proceeds for up to seven days. The Fund can also suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.
The Fund typically seeks to satisfy redemption requests from cash or cash equivalents held by the Fund, from the proceeds of orders to purchase Fund shares or from the proceeds of sales of Fund holdings effected in the normal course of managing the Fund. However, the Fund may have to sell Fund holdings, including in down markets, to meet heavier than usual redemption requests. For example, under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Fund’s investments, the Fund may be more likely to be forced to sell Fund holdings to meet redemptions than under normal market circumstances. In these situations, the Fund’s portfolio managers may have to sell Fund holdings that would not otherwise be sold because, among other reasons, the current price to be received is less than the value of the holdings perceived by the Fund’s portfolio managers. The Fund may also, under certain circumstances (but more likely under stressed or abnormal market conditions or circumstances), borrow money under a credit facility to which the Fund and certain other Columbia Funds are parties or from other Columbia Funds under an interfund lending program (except for closed-end funds and money market funds, which are not eligible to borrow under the program). The Fund and the
Prospectus 2026
31

Columbia Variable Portfolio – Overseas Core Fund
About Fund Shares and Transactions (continued)
other Columbia Funds are limited as to the amount that each may individually and collectively borrow under the credit facility and the interfund lending program. As a result, borrowings available to the Fund under the credit facility and the interfund lending program might be insufficient, alone or in combination with the other strategies described herein, to satisfy Fund redemption requests. Please see About Fund Investments – Borrowings – Interfund Lending in the SAI for more information about the credit facility and interfund lending program. The Fund is also limited in the total amount it may borrow. The Fund may only borrow to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any exemptive relief available to the Fund, which currently limit Fund borrowings to 33 1/3% of total assets (including any amounts borrowed) less liabilities (other than borrowings), plus an additional 5% of its total assets for temporary purposes (to be repaid within 60 days without extension or renewal), in each case determined at the time the borrowing is made.
In addition, the Fund reserves the right to honor redemption orders in whole or in part with in-kind distributions of Fund portfolio securities instead of cash if the Investment Manager, in its sole discretion, determines it to be in the best interest of the remaining shareholders. Such in-kind distributions typically represent a pro-rata portion of Fund portfolio assets subject to adjustments (e.g., for non-transferable securities, round lots and derivatives). In the event the Fund distributes portfolio securities in kind, shareholders may incur brokerage and other transaction costs associated with converting the portfolio securities into cash. Also, the portfolio securities may increase or decrease in value after they are distributed but before they are converted into cash. For U.S. federal income tax purposes, redemptions paid in securities are generally treated the same as redemptions paid in cash. If, during any 90-day period, you redeem shares in an amount greater than $250,000 or 1% of the Fund’s net assets (whichever is less), and if the Investment Manager determines it to be feasible and appropriate, the Fund may pay the redemption amount above such threshold by an in-kind distribution of Fund portfolio securities. Although shares of the Fund may not be purchased or sold by individual owners of Contracts or Qualified Plans, this policy applies indirectly to Contract and Qualified Plan owners.
Potential Conflicts of Interest – Mixed and Shared Funding
The Fund is available for purchase only through Contracts offered by participating insurance companies, Qualified Plans and other qualified institutional investors authorized by the Distributor. Due to differences in tax treatment and other considerations, the interests of various Contract owners, and the interests of Qualified Plan participants, if any, may conflict. The Fund does not foresee any disadvantages to investors arising from these potential conflicts of interest at this time. Nevertheless, the Board of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.
Order Processing
Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Qualified Plan sponsor are processed on business days. Orders received in “good form” by the Transfer Agent or a financial intermediary, including your participating insurance company or Qualified Plan sponsor, before the end of a business day are priced at the NAV per share of the Fund's applicable share class on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. An order is in “good form” if the Transfer Agent or your financial intermediary has all of the information and documentation it deems necessary to effect your order. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Qualified Plan. Any charges that apply to your Contract or Qualified Plan, and any charges that apply to separate accounts of participating insurance companies or Qualified Plans that may own shares directly, are described in your separate Contract prospectus or Qualified Plan disclosure documents.
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Columbia Variable Portfolio – Overseas Core Fund
About Fund Shares and Transactions (continued)
You may transfer all or part of your investment in the Fund to one or more of the other investment options available under your Contract or Qualified Plan. You may provide instructions to sell any amount allocated to the Fund. Proceeds will be mailed within seven days after your surrender or withdrawal request is received in good form by an authorized agent. The amount you receive may be more or less than the amount you invested.
Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for more information about transfers as well as surrenders and withdrawals.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Fund or certain of its service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Fund are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information; and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading. Investments in a Fund by institutional investors in connection with redemptions in-kind are exempt from the Excessive Trading Policies and Procedures because they generally do not raise market timing or excessive trading concerns. Further discussion about the Fund’s use of redemptions in-kind is available under Satisfying Fund Redemption Requests.
The Fund reserves the right to reject, without any prior notice, any purchase or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a purchase or transfer order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to purchase or transfer transactions communicated directly to the Transfer Agent and to those received by financial intermediaries.
Specific Buying and Transferring Limitations — If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including transfer buy orders, involving any Fund.
For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future purchase orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common
Prospectus 2026
33

Columbia Variable Portfolio – Overseas Core Fund
About Fund Shares and Transactions (continued)
intermediary generally will not be considered to be under common ownership or control. The Fund reserves the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or transfer orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients' transactions and accounts, and in these circumstances, the identities of the financial intermediary clients that beneficially own Fund shares are often not known to the Fund.
Some financial intermediaries apply their own restrictions or policies to their clients’ transactions and accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■
negative impact on the Fund's performance;
■
potential dilution of the value of the Fund's shares;
■
interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■
losses on the sale of investments resulting from the need to sell securities at less favorable prices; and
■
increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution, which may be exacerbated as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments do not work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded securities and other debt instruments that are rated below investment grade (commonly called “high-yield” or “junk” bonds), equity securities of small-capitalization companies, floating rate loans, or tax-exempt or other securities that may trade infrequently, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities as of the Fund's valuation time. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest only, or significantly, in highly liquid securities, in part because the Fund may have difficulty selling these particular investments at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by non-redeeming shareholders.
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Columbia Variable Portfolio – Overseas Core Fund
About Fund Shares and Transactions (continued)
Excessive Trading Practices Policy of Columbia Variable Portfolio - Government Money Market Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Variable Portfolio - Government Money Market Fund shares. However, since frequent purchases and sales of Columbia Variable Portfolio - Government Money Market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Variable Portfolio - Government Money Market Fund) and disrupting portfolio management strategies, Columbia Variable Portfolio - Government Money Market Fund reserves the right, but has no obligation, to reject any purchase or transfer transaction at any time. Columbia Variable Portfolio - Government Money Market Fund has no limits on purchase or transfer transactions. In addition, Columbia Variable Portfolio - Government Money Market Fund reserves the right to impose or modify restrictions on purchases, transfers or trading of Fund shares at any time.
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35

Columbia Variable Portfolio – Overseas Core Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■
It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■
A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is generally unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than its adjusted cost basis, and will generally realize a capital loss if it sells that investment for a lower price than its adjusted cost basis. Capital gains and losses are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term) or more than one year (long-term).
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money (or be exposed to additional losses, if the fund earns a negative return). Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal income or excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:
Declaration and Distribution Schedule
Declarations	Quarterly
Distributions	Quarterly
The Fund may declare or pay distributions of net investment income more frequently.
Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the NAV per share of the share class is reduced by the amount of the distribution.
The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions to be paid in cash.
Taxes and Your Investment
Taxation of the Fund: The Fund has elected and intends to qualify and to be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify and be eligible for treatment as a regulated investment company would result in fund-level taxation, and consequently, a reduction in income available for distribution to you.
Taxation of Fund Shares: Shares of the Fund are only offered to separate accounts of participating insurance companies, Qualified Plans, and certain other eligible persons or plans permitted to hold shares of the Fund pursuant to the applicable U.S. Treasury Regulations without impairing the ability of participating insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended. Each participating insurance company, including each participating insurance company that is an affiliate of the Investment Manager, includes in its taxable income any net investment income derived from the investment of assets held in its separate accounts because the insurance company is considered the owner of these assets under federal income tax law. The insurance company may claim certain tax benefits associated with this investment
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Columbia Variable Portfolio – Overseas Core Fund
Distributions and Taxes (continued)
income. These benefits, which may include foreign tax credits (which can reduce the insurance company’s U.S. taxes on foreign source income) and the corporate dividends-received deduction (which is a tax deduction for the insurance company attributable to certain dividends received from the Fund), are not passed on to Contract owners since the affiliated insurance company is the owner of the assets under federal tax law and is taxed on the investment income generated by the assets.
Taxation of Variable Annuity Contracts and Variable Life Insurance Policies: Your Contract may qualify for favorable tax treatment. Please refer to your Contract prospectus for more information about the tax implications of your investment in the Contract. As long as your Contract continues to qualify for such favorable tax treatment, you will not be taxed currently on your investment in the Fund through such Contract, even if the Fund makes distributions to the separate account and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the separate accounts of participating insurance companies, which maintain and invest net proceeds from Contracts, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a Contract will be “adequately diversified.” If the Fund does not meet such requirements because its investments are not adequately diversified, your Contract could lose its favorable tax treatment, and income and gain allocable to your Contract could be taxable currently to you. This could also occur if Contract holders are found to have an impermissible level of control over the investments underlying their Contracts. You should consult with the participating insurance company that issued your Contract, plan sponsor, or other eligible investor through which your investment in the Fund is made regarding the U.S. federal income taxation of your investment.
 FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your indirect investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account other than a Contract, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
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Columbia Variable Portfolio – Overseas Core Fund
Financial Highlights
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total return for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Form N-CSR, which is available upon request.
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Columbia Variable Portfolio – Overseas Core Fund
Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Year Ended 12/31/2025	$13.21	0.37(c)	4.61	4.98	(0.30)	—	(0.30)
Year Ended 12/31/2024	$13.35	0.31(c)	0.14	0.45	(0.59)	—	(0.59)
Year Ended 12/31/2023	$11.77	0.29	1.53	1.82	(0.24)	—	(0.24)
Year Ended 12/31/2022	$15.08	0.25	(2.50)	(2.25)	(0.10)	(0.96)	(1.06)
Year Ended 12/31/2021	$14.18	0.29	1.12	1.41	(0.19)	(0.32)	(0.51)
Class 2
Year Ended 12/31/2025	$13.07	0.32(c)	4.58	4.90	(0.27)	—	(0.27)
Year Ended 12/31/2024	$13.22	0.27(c)	0.14	0.41	(0.56)	—	(0.56)
Year Ended 12/31/2023	$11.66	0.26	1.51	1.77	(0.21)	—	(0.21)
Year Ended 12/31/2022	$14.98	0.22	(2.49)	(2.27)	(0.09)	(0.96)	(1.05)
Year Ended 12/31/2021	$14.09	0.23	1.14	1.37	(0.16)	(0.32)	(0.48)
Class 3
Year Ended 12/31/2025	$13.16	0.35(c)	4.58	4.93	(0.28)	—	(0.28)
Year Ended 12/31/2024	$13.30	0.29(c)	0.15	0.44	(0.58)	—	(0.58)
Year Ended 12/31/2023	$11.73	0.27	1.52	1.79	(0.22)	—	(0.22)
Year Ended 12/31/2022	$15.05	0.24	(2.50)	(2.26)	(0.10)	(0.96)	(1.06)
Year Ended 12/31/2021	$14.15	0.26	1.14	1.40	(0.18)	(0.32)	(0.50)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Includes income resulting from European Union tax reclaims, net of an IRS closing agreement for European Union tax reclaims, if applicable. The effect of these amounted to:

Class	Net Investment income per share ($)	Net Investment income ratio (%)
Year Ended 12/31/2025
Class 1	less than 0.01	0.01
Class 2	less than 0.01	0.01
Class 3	less than 0.01	0.01
Year Ended 12/31/2024
Class 1	0.01	0.04
Class 2	0.01	0.04
Class 3	0.01	0.04

(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	Ratios include interfund lending expense which is less than 0.01%.
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Columbia Variable Portfolio – Overseas Core Fund
Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000's)
Class 1
Year Ended 12/31/2025	$17.89	38.26%	0.80%(d),(e)	0.80%(d),(e)	2.38%(c)	57%	$3,543,066
Year Ended 12/31/2024	$13.21	3.45%	0.79%(e)	0.79%(e)	2.26%(c)	41%	$3,323,078
Year Ended 12/31/2023	$13.35	15.64%	0.79%(d),(e)	0.79%(d),(e)	2.34%	41%	$3,306,525
Year Ended 12/31/2022	$11.77	(14.68%)	0.79%(e)	0.79%(e)	2.03%	35%	$3,242,143
Year Ended 12/31/2021	$15.08	9.96%	0.78%(d)	0.78%(d)	1.91%	29%	$3,982,053
Class 2
Year Ended 12/31/2025	$17.70	37.96%	1.05%(d),(e)	1.05%(d),(e)	2.06%(c)	57%	$92,783
Year Ended 12/31/2024	$13.07	3.16%	1.04%(e)	1.04%(e)	2.05%(c)	41%	$63,903
Year Ended 12/31/2023	$13.22	15.32%	1.04%(d),(e)	1.04%(d),(e)	2.09%	41%	$83,999
Year Ended 12/31/2022	$11.66	(14.90%)	1.04%(e)	1.04%(e)	1.77%	35%	$77,447
Year Ended 12/31/2021	$14.98	9.74%	1.03%(d)	1.03%(d)	1.55%	29%	$89,465
Class 3
Year Ended 12/31/2025	$17.81	38.03%	0.92%(d),(e)	0.92%(d),(e)	2.22%(c)	57%	$238,319
Year Ended 12/31/2024	$13.16	3.35%	0.91%(e)	0.91%(e)	2.14%(c)	41%	$186,052
Year Ended 12/31/2023	$13.30	15.47%	0.91%(d),(e)	0.91%(d),(e)	2.22%	41%	$200,259
Year Ended 12/31/2022	$11.73	(14.80%)	0.91%(e)	0.91%(e)	1.90%	35%	$190,674
Year Ended 12/31/2021	$15.05	9.88%	0.91%(d)	0.91%(d)	1.72%	29%	$242,813

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Columbia Variable Portfolio – Overseas Core Fund

For More Information
The Fund is generally available only to owners of Contracts issued by participating insurance companies and participants in Qualified Plans. Please refer to your Contract prospectus or Qualified Plan disclosure documents for information about how to buy, sell and transfer shares of the Fund.
Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders and in Form N-CSR. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In the Fund’s Form N-CSR, you will find the Fund’s annual and semiannual financial statements. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail: Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
By Telephone: 800.345.6611
Online: columbiathreadneedleus.com
Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
The investment company registration number of Columbia Funds Variable Series Trust II, of which the Fund is a series, is 811-22127.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.
The Fund is distributed by Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2026 Columbia Threadneedle. All rights reserved.
PRO7018_12_E01_(05/26)

Columbia Variable Portfolio – U.S. Government Mortgage Fund
Prospectus
May 1, 2026

The Fund may offer Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). There are no exchange ticker symbols associated with shares of the Fund.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Columbia Variable Portfolio – U.S. Government Mortgage Fund

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Prospectus 2026

Columbia Variable Portfolio – U.S. Government Mortgage Fund
Summary of the Fund
Investment Objective
Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund) seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management fees	0.42%	0.42%	0.42%
Distribution and/or service (12b-1) fees	0.00%	0.25%	0.13%
Other expenses	0.03%	0.03%	0.03%
Total annual Fund operating expenses(a)	0.45%	0.70%	0.58%
(a)
“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
 Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■
you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■
your investment has a 5% return each year, and
■
the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
	1 year	3 years	5 years	10 years
Class 1 (whether or not shares are redeemed)	$46	$144	$252	$567
Class 2 (whether or not shares are redeemed)	$72	$224	$390	$871
Class 3 (whether or not shares are redeemed)	$59	$186	$324	$726
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 386% of the average value of its portfolio.
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3

Columbia Variable Portfolio – U.S. Government Mortgage Fund
Summary of the Fund (continued)
Principal Investment Strategies
The Fund’s assets primarily are invested in mortgage-related securities. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in mortgage-related securities that either are issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities. This includes, but is not limited to, Government National Mortgage Association (GNMA or Ginnie Mae) mortgage-backed bonds, which are backed by the full faith and credit of the U.S. Government; and Federal National Mortgage Association (FNMA or Fannie Mae) and Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) mortgage-backed bonds. FNMA and FHLMC are chartered or sponsored by Acts of Congress; however, their securities are neither issued nor guaranteed by the U.S. Treasury.
The Fund’s investments in mortgage-related securities include investments in stripped mortgage-backed securities such as interest-only (IO) and principal-only (PO) securities.
The Fund may invest in debt instruments of any maturity and does not seek to maintain a particular dollar-weighted average maturity.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund may invest in derivatives, such as futures (including interest rate futures) to manage duration and yield curve exposure and to manage exposure to movements in interest rates. The Fund’s use of derivatives creates leverage (market exposure in excess of the Fund’s assets) in the Fund’s portfolio.
The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the “to be announced” (TBA) market and those in a dollar roll transaction.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.
Principal Risks
An investment in the Fund involves risks, including Mortgage- and Other Asset-Backed Securities Risk, Interest Rate Risk, Changing Distribution Level Risk, Credit Risk, and Market Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Changing Distribution Level Risk. The Fund normally expects to receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amounts paid by the Fund will vary and generally depend on the amount of income the Fund earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in the Fund’s income or net capital gains arising from its investments may reduce its distribution level.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.
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Columbia Variable Portfolio – U.S. Government Mortgage Fund
Summary of the Fund (continued)
Credit Risk. Credit risk is the risk that the value of debt instruments may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies, such as S&P Global Ratings, Moody’s Investors Service, Inc. (Moody’s Ratings), Fitch Ratings, Inc. (Fitch), Morningstar DBRS (DBRS) and Kroll Bond Rating Agency, LLC (KBRA), assign credit ratings to certain debt instruments to indicate their credit risk. A rating downgrade by such agencies can negatively impact the value of such instruments. Lower-rated or unrated instruments held by the Fund may present increased credit risk as compared to higher-rated instruments. Non-investment grade debt instruments may be subject to greater price fluctuations and are more likely to experience a default than investment grade debt instruments and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated instruments, or if the ratings of instruments held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.
Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments with a value in relation to, or derived from, the value of an underlying asset(s) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful, and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial losses for the Fund. Derivatives may be more volatile than other types of investments. The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Futures Contracts Risk. A futures contract is an exchange-traded derivative transaction between two parties in which a buyer (holding the “long” position) agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller (holding the “short” position). The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Certain futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Because of the low margin deposits normally required in futures trading, it is possible that the Fund may employ a high degree of leverage in the portfolio. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts executed (if any) on foreign exchanges may not provide the same protection as U.S. exchanges. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
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Columbia Variable Portfolio – U.S. Government Mortgage Fund
Summary of the Fund (continued)
Fixed Income Instruments Risk. The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value.
Forward Commitments on Mortgage-Backed Securities (including Dollar Rolls) Risk. When purchasing mortgage-backed securities in the “to be announced” (TBA) market (MBS TBAs), the seller agrees to deliver mortgage-backed securities for an agreed upon price on an agreed upon date, but may make no guarantee as to the specific securities to be delivered. In lieu of taking delivery of mortgage-backed securities, the Fund could enter into dollar rolls, which are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk). MBS TBAs and dollar rolls are subject to the risk that the counterparty to the transaction may not perform or be unable to perform in accordance with the terms of the instrument.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs associated with portfolio turnover may adversely affect the Fund’s performance.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund's performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. Use of leverage can produce volatility and may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Decreases in the number of financial institutions, including banks and broker-dealers, willing to make markets (match up sellers and buyers) in the Fund’s investments
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Columbia Variable Portfolio – U.S. Government Mortgage Fund
Summary of the Fund (continued)
or decreases in their capacity or willingness to trade such investments may increase the Fund’s exposure to this risk. The debt market has experienced considerable growth, and financial institutions making markets in instruments purchased and sold by the Fund (e.g., bond dealers) have been subject to increased regulation. The impact of that growth and regulation on the ability and willingness of financial institutions to engage in trading or “making a market” in such instruments remains unsettled. Certain types of investments, such as lower-rated securities or those that are purchased and sold in over-the-counter markets, may be especially subject to liquidity risk. Securities or other assets in which the Fund invests may be traded in the over-the-counter market rather than on an exchange and therefore may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations and collateralized loan obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
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Columbia Variable Portfolio – U.S. Government Mortgage Fund
Summary of the Fund (continued)
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a bond or other security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be called as expected. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow on such investments, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of an investment beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on investments with higher interest rates or wider spreads.
Reinvestment Risk. Reinvestment risk arises when the Fund is unable to reinvest income or principal at the same or at least the same return it is currently earning.
Rule 144A and Other Exempted Securities Risk. The Fund may invest in privately placed and other securities or instruments exempt from SEC registration (collectively “private placements”), subject to certain regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could adversely affect the marketability of such investments and the Fund might be unable to dispose of them promptly or at reasonable prices, subjecting the Fund to liquidity risk. The Fund’s holdings of private placements may increase the level of Fund illiquidity if eligible buyers are unable or unwilling to purchase them at a particular time. Issuers of Rule 144A eligible securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available since the offering information is not filed with the SEC. Further, issuers of Rule 144A eligible securities can require recipients of the offering information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.
Stripped Mortgage-Backed Securities Risk. Stripped mortgage-backed securities are a type of mortgage-backed security that receives differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
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Columbia Variable Portfolio – U.S. Government Mortgage Fund
Summary of the Fund (continued)
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance, as well as another measure of performance for markets in which the Fund may invest.
Except for differences in annual returns resulting from differences in expenses (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.
The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.
Year by Year Total Return (%) as of December 31 Each Year	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	4th Quarter 2023	8.26%
	Worst	3rd Quarter 2022	-6.43%
 Average Annual Total Returns (for periods ended December 31, 2025)

	Share Class Inception Date	1 Year	5 Years	10 Years
Class 1	05/03/2010	9.19%	-0.06%	1.92%
Class 2	05/03/2010	8.83%	-0.32%	1.65%
Class 3	09/15/1999	9.06%	-0.19%	1.79%
Bloomberg U.S. Mortgage-Backed Securities Index (reflects no deductions for fees, expenses or taxes)		8.58%	0.15%	1.59%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		7.30%	-0.36%	2.01%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC
Portfolio Management	Title	Role with Fund	Managed Fund Since
Jason Callan	Senior Portfolio Manager, Co-Head of Structured Assets, and Head of Core & Core Plus	Co-Portfolio Manager	2012
Tom Heuer, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2012
Ryan Osborn, CFA	Senior Portfolio Manager and Co-Head of Structured Assets	Co-Portfolio Manager	2019
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Columbia Variable Portfolio – U.S. Government Mortgage Fund
Summary of the Fund (continued)
Purchase and Sale of Fund Shares
The Fund is available for purchase through Contracts offered by the separate accounts of participating insurance companies or Qualified Plans or by other eligible investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). Shares of the Fund may not be purchased or sold by individual owners of Contracts or Qualified Plans. If you are a Contract holder or Qualified Plan participant, please refer to your separate Contract prospectus or Qualified Plan disclosure documents for information about minimum investment requirements and how to purchase and redeem shares of the Fund on days the Fund is open for business.
Tax Information
The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, which are generally the participating insurance companies and Qualified Plans investing in the Fund through separate accounts. These distributions may not be taxable to you as the holder of a Contract or a participant in a Qualified Plan. Please consult the prospectus or other information provided to you by your participating insurance company and/or Qualified Plan regarding the U.S. federal income taxation of your contract, policy and/or plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial advisor or salesperson or visit your financial intermediary’s website for more information.
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Columbia Variable Portfolio – U.S. Government Mortgage Fund
More Information About the Fund
Investment Objective
Columbia Variable Portfolio – U.S. Government Mortgage Fund (the Fund) seeks to provide shareholders with current income as its primary objective and, as its secondary objective, preservation of capital. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change. Because any investment involves risk, there is no assurance the Fund’s investment objective will be achieved.
Principal Investment Strategies
The Fund’s assets primarily are invested in mortgage-related securities. Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in mortgage-related securities that either are issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities. This includes, but is not limited to, Government National Mortgage Association (GNMA or Ginnie Mae) mortgage-backed bonds, which are backed by the full faith and credit of the U.S. Government; and Federal National Mortgage Association (FNMA or Fannie Mae) and Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) mortgage-backed bonds. FNMA and FHLMC are chartered or sponsored by Acts of Congress; however, their securities are neither issued nor guaranteed by the U.S. Treasury.
The Fund’s investments in mortgage-related securities include investments in stripped mortgage-backed securities such as interest-only (IO) and principal-only (PO) securities.
The Fund may invest in debt instruments of any maturity and does not seek to maintain a particular dollar-weighted average maturity. A bond is issued with a specific maturity date, which is the date when the issuer must pay back the bond’s principal (face value). Bond maturities range from less than 1 year to more than 30 years. Typically, the longer a bond’s maturity, the more price risk the Fund and the Fund’s investors face as interest rates rise, but the Fund could receive a higher yield in return for that longer maturity and higher interest rate risk.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund may invest in derivatives, such as futures (including interest rate futures) to manage duration and yield curve exposure and to manage exposure to movements in interest rates. The Fund’s use of derivatives creates leverage (market exposure in excess of the Fund’s assets) in the Fund’s portfolio.
The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the “to be announced” (TBA) market and those in a dollar roll transaction.
In pursuit of the Fund’s objective, Columbia Management Investment Advisers, LLC (the Investment Manager) chooses investments by considering, among other factors:
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Relative value within the U.S. Government mortgage sector.
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The interest rate outlook.
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The yield curve.
The yield curve is a graphic representation of the yields of bonds of the same quality but different maturities. A graph showing an upward trend with short-term rates lower than long-term rates is called a positive yield curve, while a downward trend is a negative or inverted yield curve.
In evaluating whether to sell a security, the Investment Manager considers, among other factors, whether in its view:
■
The interest rate or economic outlook changes.
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The security is overvalued relative to alternative investments.
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A more attractive opportunity exists.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.
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Columbia Variable Portfolio – U.S. Government Mortgage Fund
More Information About the Fund (continued)
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change.
Principal Risks
An investment in the Fund involves risks, including Mortgage- and Other Asset-Backed Securities Risk, Interest Rate Risk, Changing Distribution Level Risk, Credit Risk, and Market Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Changing Distribution Level Risk. The Fund normally expects to receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amounts paid by the Fund will vary and generally depend on the amount of income the Fund earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in the Fund’s income or net capital gains arising from its investments may reduce its distribution level.
Counterparty Risk. The risk exists that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle in which the Fund invests may become insolvent or otherwise fail to perform its obligations, including making payments to the Fund, due to financial difficulties. The Fund may obtain no or limited recovery in a bankruptcy or other reorganizational proceedings, and any recovery may be significantly delayed. Transactions that the Fund enters into may involve counterparties in the financials sector and, as a result, events affecting the financials sector may cause the Fund’s NAV to fluctuate.
Credit Risk. Credit risk is the risk that the value of debt instruments may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Various factors could affect the actual or perceived willingness or ability of the issuer to make timely interest or principal payments, including changes in the financial condition of the issuer or in general economic conditions. Credit rating agencies, such as S&P Global Ratings, Moody’s Ratings, Fitch, DBRS and KBRA, assign credit ratings to certain debt instruments to indicate their credit risk. A rating downgrade by such agencies can negatively impact the value of such instruments. Lower-rated or unrated instruments held by the Fund may present increased credit risk as compared to higher-rated instruments. Non-investment grade debt instruments may be subject to greater price fluctuations and are more likely to experience a default than investment grade debt instruments and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated instruments, or if the ratings of instruments held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.
Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments, traded on an exchange or in the over-the-counter (OTC) markets, with a value in relation to, or derived from, the value of an underlying asset(s) (such as a security, commodity or currency) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful, and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual
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Columbia Variable Portfolio – U.S. Government Mortgage Fund
More Information About the Fund (continued)
investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial losses for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of an adverse movement in the value, price or rate of the underlying reference (market risk), the risk of an adverse movement in the value of underlying currencies (foreign currency risk) and the risk of an adverse movement in underlying interest rates (interest rate risk). Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that the return on an investment may not keep pace with inflation (inflation risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.
Derivatives Risk – Futures Contracts Risk. A futures contract is an exchange-traded derivative transaction between two parties in which a buyer (holding the “long” position) agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller (holding the “short” position). The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Certain futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Positions in futures contracts may be closed out only on the exchange on which they were entered into or through a linked exchange, and no secondary market exists for such contracts. Futures positions are marked to market each day, and variation margin payment must be paid to or by the Fund. Because of the low margin deposits normally required in futures trading, it is possible that the Fund may employ a high degree of leverage in the portfolio. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts executed (if any) on foreign exchanges may not provide the same protection as U.S. exchanges. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
■
An interest rate future is a derivative that is an agreement whereby the buyer and seller agree to the future delivery of an interest-bearing instrument on a specific date at a pre-determined price. Examples include Treasury-bill futures, Treasury-bond futures and Eurodollar futures.
Fixed Income Instruments Risk. The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. Typically, shorter-term bonds are less volatile than longer-term bonds; however, longer-term bonds typically offer higher yields and more stable interest income than shorter-term bonds due to their longer term and extended fixed payment schedule. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value.
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More Information About the Fund (continued)
Forward Commitments on Mortgage-Backed Securities (including Dollar Rolls) Risk. When purchasing mortgage-backed securities in the “to be announced” (TBA) market (MBS TBAs), the seller agrees to deliver mortgage-backed securities for an agreed upon price on an agreed upon date, but may make no guarantee as to the specific securities to be delivered. In lieu of taking delivery of mortgage-backed securities, the Fund could enter into dollar rolls, which are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk). MBS TBAs and dollar rolls are subject to the risk that the counterparty to the transaction may not perform or be unable to perform in accordance with the terms of the instrument.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs associated with portfolio turnover may adversely affect the Fund’s performance.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk (the risk that the Fund will have to reinvest the money received in securities that have lower yields). The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund's performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. Use of leverage can produce volatility and may exaggerate changes in the Fund’s NAV and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any applicable regulatory limits. Futures contracts, options on futures contracts, forward contracts and other derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund's volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Decreases in the number of financial institutions, including banks and broker-dealers, willing to make markets (match up sellers and buyers) in the Fund’s investments
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or decreases in their capacity or willingness to trade such investments may increase the Fund’s exposure to this risk. The debt market has experienced considerable growth, and financial institutions making markets in instruments purchased and sold by the Fund (e.g., bond dealers) have been subject to increased regulation. The impact of that growth and regulation on the ability and willingness of financial institutions to engage in trading or “making a market” in such instruments remains unsettled. Certain types of investments, such as lower-rated securities or those that are purchased and sold in over-the-counter markets, may be especially subject to liquidity risk. Securities or other assets in which the Fund invests may be traded in the over-the-counter market rather than on an exchange and therefore may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. In addition, the Iranian conflict that commenced in February 2026 may result in similar, and potentially more severe, disruptions. Escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
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Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations and collateralized loan obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Other types of asset-backed securities typically represent interests in, or are backed by, pools of receivables such as credit, automobile, student and home equity loans. Mortgage- and other asset-backed securities can have a fixed or an adjustable rate. Mortgage- and other asset-backed securities are subject to liquidity risk (the risk that it may not be possible for the Fund to liquidate the instrument at an advantageous time or price) and prepayment risk (the risk that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields). In addition, the impact of prepayments on the value of mortgage- and other asset-backed securities may be difficult to predict and may result in greater volatility. A decline or flattening of housing values may cause delinquencies in mortgages underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making them more volatile and more sensitive to changes in interest rates. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a bond or other security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be called as expected. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow on such investments, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of an investment beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on investments with higher interest rates or wider spreads.
Reinvestment Risk. Reinvestment risk arises when the Fund is unable to reinvest income or principal at the same or at least the same return it is currently earning.
Rule 144A and Other Exempted Securities Risk. The Fund may invest in privately placed and other securities or instruments exempt from SEC registration (collectively “private placements”), subject to certain regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could adversely affect the marketability of such investments and the Fund might be unable to dispose of them promptly or at reasonable prices, subjecting the Fund to liquidity risk (the risk that it may not be possible for the Fund to liquidate the instrument at an advantageous time or price). The Fund’s holdings of private placements
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may increase the level of Fund illiquidity if eligible buyers are unable or unwilling to purchase them at a particular time. The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of private placements typically reflect a discount, which may be significant, from the market price of comparable securities for which a more liquid market exists. Issuers of Rule 144A eligible securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available since the offering information is not filed with the SEC. Further, issuers of Rule 144A eligible securities can require recipients of the offering information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.
Stripped Mortgage-Backed Securities Risk. Stripped mortgage-backed securities are a type of mortgage-backed security that receives differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. The cash flows and yields on IOs and POs are extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage loans or mortgage-backed securities. A rapid rate of principal payments may adversely affect the yield to maturity of IOs. A slow rate of principal payments may adversely affect the yield to maturity of POs. If prepayments of principal are greater than anticipated, an investor in IOs may incur substantial losses. If prepayments of principal are slower than anticipated, the yield on a PO will be affected more severely than would be the case with a traditional mortgage-backed security.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus or as otherwise required by the Investment Company Act of 1940, as amended (the 1940 Act), the rules and regulations thereunder and any applicable exemptive relief, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold other investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s Form N-CSR or by visiting columbiathreadneedleus.com.
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Transactions in Derivatives
The Fund may enter into derivative transactions or otherwise have exposure to derivative transactions through underlying investments. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the Secured Overnight Financing Rate (commonly known as SOFR)) or market indices (such as the Standard & Poor’s 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. The U.S. government and the European Union (and some other jurisdictions) have enacted regulations and similar requirements that prescribe clearing, margin, reporting and registration requirements for participants in the derivatives market. These requirements are evolving and their ultimate impact on the Fund remains unclear, but such impact could include restricting and/or imposing significant costs or other burdens upon the Fund’s participation in derivatives transactions. Additionally, regulations governing the use of derivatives by registered investment companies, such as the Fund, require, among other things, that a fund that invests in derivative instruments beyond a specified limited amount apply a value-at-risk-based limit to its portfolio and establish a comprehensive derivatives risk management program. As of the date of this prospectus, the Fund is required to maintain a comprehensive derivatives risk management program. For more information on the risks of derivative investments and strategies, see the SAI.
Affiliated Fund Investing
The Investment Manager or an affiliate serves as investment adviser to funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds”, and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds, which may include the Fund (collectively referred to in this section as Underlying Funds), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares. Although the Investment Manager or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when the Investment Manager or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions
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were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. In order to meet such redemptions, an Underlying Fund may be forced to sell its liquid (or more liquid) positions, leaving the Underlying Fund holding, post-redemption, a relatively larger position in illiquid investments (i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment) or less liquid securities. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager or its affiliate also has a conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as forward contracts, futures contracts, options, structured investments and swaps, for various purposes, including among others, investing in particular derivatives in seeking to reduce investment exposures, or in seeking to achieve indirect investment exposures, to a sector, country, region or currency where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund's website (columbiathreadneedleus.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the Fund's website may not always be current.
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 FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmark(s), and accordingly the Fund's holdings may diverge from those of its benchmark(s). In addition, the Fund may invest in securities outside any industry and geographic sectors represented in its benchmark(s). The Fund's weightings in individual securities, and in industry or geographic sectors, may also vary considerably from those of its benchmark(s).
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year, may vary by share class and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios reflect the Fund’s fee arrangements as of the date of this prospectus and, unless indicated otherwise, are based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but unless indicated otherwise in the Annual Fund Operating Expenses table, no adjustments have been or will be made to the expense ratios to reflect any differences in the Fund’s average net assets between the most recently completed fiscal year and the date of this prospectus or a later date. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
 FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are allocated on a pro rata basis across all share classes. These fees include certain sub-transfer agency and shareholder servicing fees. For more information on these fees, see About Fund Shares and Transactions — Financial Intermediary Compensation.
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Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through April 30, 2027, unless sooner terminated at the sole discretion of the Fund's Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:
Columbia Variable Portfolio - U.S. Government Mortgage Fund
Class 1	0.51%
Class 2	0.76%
Class 3	0.635%
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Fund’s returns might have been lower.
Primary Service Provider Contracts
The Fund enters into contractual arrangements (Service Provider Contracts) with various service providers, including, among others, the Investment Manager, the Distributor, Columbia Management Investment Services Corp. (the Transfer Agent) and the Fund’s custodian. The Fund’s Service Provider Contracts are solely among the parties thereto. Shareholders are not parties to, or intended to be third-party beneficiaries of, any Service Provider Contracts. Further, this prospectus, the SAI and any Service Provider Contracts are not intended to give rise to any agreement, duty, special relationship or other obligation between the Fund and any investor, or give rise to any contractual, tort or other rights in any individual shareholder, group of shareholders or other person, including any right to assert a fiduciary or other duty, enforce the Service Provider Contracts against the parties or to seek any remedy thereunder, either directly or on behalf of the Fund. Nothing in the previous sentence should be read to suggest any waiver of any rights under federal or state securities laws.
The Investment Manager, the Distributor, and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 290 Congress Street, Boston, MA 02210 and serves as investment adviser and administrator to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, debt instruments and money market instruments. In
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addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund, determining what securities and other investments the Fund should buy or sell and executing portfolio transactions. The Investment Manager may use the research and other capabilities of its affiliates and third parties in managing the Fund’s investments. The Investment Manager is also responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s other service providers and the provision of related clerical and administrative services.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint unaffiliated subadvisers by entering into subadvisory agreements with them, and to change in material respects the terms of those subadvisory agreements, including the fees paid thereunder, for the Fund without first obtaining shareholder approval, thereby avoiding the expense and delays typically associated with obtaining shareholder approval. The Fund furnishes shareholders with information about new subadvisers retained in reliance on the order within 90 days after hiring the subadviser. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager discloses to the Board the nature of any such material relationships. The SEC has issued a separate order that permits the Board to approve new subadvisory agreements or material changes to existing subadvisory agreements at a meeting that is not in person, provided that the Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting and other conditions of the order are satisfied. At present, the Investment Manager has not engaged any investment subadviser for the Fund.
The Fund pays the Investment Manager a fee for its management services, which include investment advisory services and administrative services. The fee is calculated as a percentage of the daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, management services fees paid to the Investment Manager by the Fund amounted to 0.42% of average daily net assets of the Fund, before any applicable reimbursements.
A discussion regarding the basis for the Board’s approval of the renewal of the Fund's management agreement is available in the Fund’s Form N-CSR for the fiscal period ended June 30, 2025.
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.
Portfolio Management	Title	Role with Fund	Managed Fund Since
Jason Callan	Senior Portfolio Manager, Co-Head of Structured Assets, and Head of Core & Core Plus	Co-Portfolio Manager	2012
Tom Heuer, CFA	Senior Portfolio Manager	Co-Portfolio Manager	2012
Ryan Osborn, CFA	Senior Portfolio Manager and Co-Head of Structured Assets	Co-Portfolio Manager	2019
Mr. Callan joined the Investment Manager in 2007. Mr. Callan began his investment career in 2003 and earned a B.S. from the University of Minnesota and an M.B.A. from the University of Minnesota Carlson School of Management.
Mr. Heuer joined the Investment Manager in 1993. Mr. Heuer began his investment career in 1993 and earned a B.A. from the University of Wisconsin and an M.B.A. from the University of Minnesota.
Mr. Osborn joined the Investment Manager in 2004. Mr. Osborn began his investment career in 2004 and earned a B.B.A. from the University of Wisconsin-Madison.
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Prospectus 2026

Columbia Variable Portfolio – U.S. Government Mortgage Fund
More Information About the Fund (continued)
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 290 Congress Street, Boston, MA 02210. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 290 Congress Street, Boston, MA 02210, and its responsibilities include processing purchases, redemptions and transfers of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Transfer Agent has engaged SS&C GIDS, Inc. to provide various sub-transfer agency services. The Fund pays a service fee to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners and the separate accounts. The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■
compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■
the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■
separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■
regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■
insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests;
■
regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund; and
Prospectus 2026
23

Columbia Variable Portfolio – U.S. Government Mortgage Fund
More Information About the Fund (continued)
■
insurance companies investing in the Fund may be affiliates of Ameriprise Financial; these affiliated insurance companies, individually and collectively, may hold through separate accounts a significant portion of the Fund's shares and may also invest in separate accounts managed by the Investment Manager that have the same or substantially similar investment objectives and strategies as the Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s Form N-CSR and in the SAI. Additionally, Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
24
Prospectus 2026

Columbia Variable Portfolio – U.S. Government Mortgage Fund
About Fund Shares and Transactions
Description of the Share Classes
Share Class Features
The Fund offers the classes of shares set forth on the cover of this prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class 1, Class 2 and Class 3 shares.
	Class 1 Shares	Class 2 Shares	Class 3 Shares
Eligible Investors
Shares of the Fund are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies
(collectively, Contracts) or qualified pension and retirement plans (Qualified Plans) or other eligible investors authorized by the Distributor.

Investment Limits	none	none	none
Conversion Features	none	none	none
Front-End Sales Charges	none	none	none
Contingent Deferred Sales Charges (CDSCs)	none	none	none
Maximum Distribution and/or Service Fees	none	0.25%	0.125%
 FUNDamentals
Financial Intermediaries
The term “financial intermediary” refers to the insurance company that issued your contract, qualified pension or retirement plan sponsors or the financial intermediary that employs your financial advisor. Financial intermediaries also include broker-dealers and financial advisors as well as firms that employ broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other firms in the financial services industry, including Ameriprise Financial and its affiliates.
Distribution and/or Service Fees
Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board has approved, and the Fund has adopted, a distribution plan which sets the distribution fees that are periodically deducted from the Fund’s assets for Class 2 and Class 3 shares. The distribution fee for Class 2 shares is 0.25% and the distribution fee for Class 3 shares is 0.125%. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or financial intermediaries for selling shares of the Fund and/or providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.
The Fund will pay these fees to the Distributor and/or to eligible financial intermediaries for as long as the distribution plan continues. The Fund may reduce or discontinue payments at any time.
The Fund pays a service fee to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners, Qualified Plan participants and the separate accounts.
Financial Intermediary Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to financial intermediaries, primarily to affiliated and unaffiliated insurance companies, for marketing/sales support services relating to the Fund (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary; gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary; or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the Marketing Support Payments to any one financial intermediary are generally between 0.05% and
Prospectus 2026
25

Columbia Variable Portfolio – U.S. Government Mortgage Fund
About Fund Shares and Transactions (continued)
0.40% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.05% and 0.25% on an annual basis for a financial intermediary receiving a payment based on gross sales of the Columbia Funds attributable to the financial intermediary.
As employee compensation and business unit operating goals at all levels are generally tied to the success of Ameriprise Financial, employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, are incented to include shares of the Columbia Funds in Contracts offered by affiliated insurance companies. Certain employees, directly or indirectly, receive higher compensation and other benefits as investment in the Columbia Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the Distributor and the Investment Manager, and the products they offer, including the Fund.
In addition, the Transfer Agent has certain arrangements in place to compensate financial intermediaries, primarily to affiliated and unaffiliated insurance companies, that hold Fund shares through networked and omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial Fund shareholders (Shareholder Services). Shareholder Services and related fees vary by financial intermediary and may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, maintenance of shareholder records, preparation of account statements and provision of customer service, and are not intended to include services that are primarily intended to result in the sale of Fund shares. Payments for Shareholder Services generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares. Each Fund pays the Transfer Agent a service fee equal to the payments made by the Transfer Agent to participating insurance companies and other financial intermediaries that provide Shareholder Services up to the lesser of the amount charged by the financial intermediary or a contractual asset-based cap. Payments of amounts that exceed the amount paid by the Fund are borne by the Transfer Agent, the Investment Manager and/or their affiliates.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates typically make other payments or allow promotional incentives to certain broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the financial intermediaries, including Ameriprise Financial affiliates, to which the Distributor, the Investment Manager or their affiliates have agreed to make Marketing Support Payments and fee payments for Shareholder Services.
Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial advisors may have a conflict of interest or financial incentive with respect to recommendations regarding the Fund or any Contract or Qualified Plan that includes the Fund.
Share Price Determination
The price you pay or receive when you buy, sell or transfer shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day, with the value of the Fund's shares based on the total value of all of the securities and other assets that it holds as of such specified time.
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Prospectus 2026

Columbia Variable Portfolio – U.S. Government Mortgage Fund
About Fund Shares and Transactions (continued)
 FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV per share as follows:
NAV per share = (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
 FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day typically ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. The Fund will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as a close of regular trading on the NYSE for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Nonetheless, the NAV of Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Fund’s Board may approve or ratify. On holidays and other days when the NYSE is closed, the Fund’s NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities listed on an exchange are typically valued at the closing price or last trade on their primary exchange at the close of business of the NYSE. Equity securities without a readily available closing price or that are not listed on any exchange are typically valued at the mean between the closing bid and asked prices. Other equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are fair valued unless market quotations are readily available, fixed income investments maturing in 60 days or less are valued primarily using the amortized cost method, unless this methodology results in a valuation that does not approximate the market value of these securities, and those maturing in excess of 60 days are valued based on prices obtained from a pricing service, if available (which may represent market values or fair values). Investments in other open-end funds are valued at their published NAVs. The value of the Fund’s portfolio securities is determined in accordance with the valuation policy approved by the Board (the Valuation Policy). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Investment Manager as the Fund’s valuation designee. The Investment Manager, in turn, has authorized its valuation committee to make fair value determinations and to carry out supervisory and certain other functions relating to the valuation of Fund portfolio securities, pursuant to the Valuation Policy.
If a market price is not readily available or is deemed not to reflect market value for a portfolio security, the Investment Manager will determine the price based on a determination of the security's fair value pursuant to the Valuation Policy. In addition, the Investment Manager may use fair valuation techniques to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security.
Prospectus 2026
27

Columbia Variable Portfolio – U.S. Government Mortgage Fund
About Fund Shares and Transactions (continued)
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Investment Manager uses fair valuation to price equity securities, it may value those securities higher or lower than another fund or manager would. Also, fair valuation of Fund holdings may cause the Fund's performance to diverge to a greater degree from the performance of various benchmark indices used to compare the Fund's performance because indices generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Futures and options on futures are valued based upon the settlement price as determined by the principal exchange on which they are traded or, in the absence of a settlement price, at the mean of the closing bid and ask. Generally, over-the-counter derivatives, such as swaps and swaptions, are valued based on a price provided by an approved pricing service.
Shareholder Information
Each share class has its own cost structure and other features. Your product may not offer every share class. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the Fund and available under your product. Shares of the Fund are generally available for purchase only by participating insurance companies in connection with Contracts and Qualified Plan sponsors.
The Fund, the Distributor or the Transfer Agent may refuse any order to buy or transfer shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.
Shares of the Fund may not be purchased or sold directly by individual Contract owners or participants in a Qualified Plan. When you sell your shares through your Contract or Qualified Plan, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations, as described under Satisfying Fund Redemption Requests below.
Depending on the context, references to “you” or “your” herein refer either to the holder of a Contract, participant in a Qualified Plan or qualified institutional investor who may select Fund shares to fund his or her investment in the Contract or Qualified Plan or to the participating insurance company as the holder of Fund shares through one or more separate accounts or the Qualified Plan.
Satisfying Fund Redemption Requests
The Fund typically expects to send the redeeming participating insurance company or Qualified Plan sponsor payment for shares within two business days after your trade date. The Fund can suspend redemptions and/or delay payment of redemption proceeds for up to seven days. The Fund can also suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.
The Fund typically seeks to satisfy redemption requests from cash or cash equivalents held by the Fund, from the proceeds of orders to purchase Fund shares or from the proceeds of sales of Fund holdings effected in the normal course of managing the Fund. However, the Fund may have to sell Fund holdings, including in down markets, to meet heavier than usual redemption requests. For example, under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Fund’s investments, the Fund may be more likely to be forced to sell Fund holdings to meet redemptions than under normal market circumstances. In these situations, the Fund’s portfolio managers may have to sell Fund holdings that would not otherwise be sold because, among other reasons, the current price to be received is less than the value of the holdings perceived by the Fund’s portfolio managers. The Fund may also, under certain circumstances (but more likely under stressed or abnormal market conditions or circumstances), borrow money under a credit facility to which the Fund and certain other Columbia Funds are parties or from other Columbia Funds under an interfund lending program (except for closed-end funds and money market funds, which are not eligible to borrow under the program). The Fund and the
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Prospectus 2026

Columbia Variable Portfolio – U.S. Government Mortgage Fund
About Fund Shares and Transactions (continued)
other Columbia Funds are limited as to the amount that each may individually and collectively borrow under the credit facility and the interfund lending program. As a result, borrowings available to the Fund under the credit facility and the interfund lending program might be insufficient, alone or in combination with the other strategies described herein, to satisfy Fund redemption requests. Please see About Fund Investments – Borrowings – Interfund Lending in the SAI for more information about the credit facility and interfund lending program. The Fund is also limited in the total amount it may borrow. The Fund may only borrow to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any exemptive relief available to the Fund, which currently limit Fund borrowings to 33 1/3% of total assets (including any amounts borrowed) less liabilities (other than borrowings), plus an additional 5% of its total assets for temporary purposes (to be repaid within 60 days without extension or renewal), in each case determined at the time the borrowing is made.
In addition, the Fund reserves the right to honor redemption orders in whole or in part with in-kind distributions of Fund portfolio securities instead of cash if the Investment Manager, in its sole discretion, determines it to be in the best interest of the remaining shareholders. Such in-kind distributions typically represent a pro-rata portion of Fund portfolio assets subject to adjustments (e.g., for non-transferable securities, round lots and derivatives). In the event the Fund distributes portfolio securities in kind, shareholders may incur brokerage and other transaction costs associated with converting the portfolio securities into cash. Also, the portfolio securities may increase or decrease in value after they are distributed but before they are converted into cash. For U.S. federal income tax purposes, redemptions paid in securities are generally treated the same as redemptions paid in cash. If, during any 90-day period, you redeem shares in an amount greater than $250,000 or 1% of the Fund’s net assets (whichever is less), and if the Investment Manager determines it to be feasible and appropriate, the Fund may pay the redemption amount above such threshold by an in-kind distribution of Fund portfolio securities. Although shares of the Fund may not be purchased or sold by individual owners of Contracts or Qualified Plans, this policy applies indirectly to Contract and Qualified Plan owners.
Potential Conflicts of Interest – Mixed and Shared Funding
The Fund is available for purchase only through Contracts offered by participating insurance companies, Qualified Plans and other qualified institutional investors authorized by the Distributor. Due to differences in tax treatment and other considerations, the interests of various Contract owners, and the interests of Qualified Plan participants, if any, may conflict. The Fund does not foresee any disadvantages to investors arising from these potential conflicts of interest at this time. Nevertheless, the Board of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.
Order Processing
Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Qualified Plan sponsor are processed on business days. Orders received in “good form” by the Transfer Agent or a financial intermediary, including your participating insurance company or Qualified Plan sponsor, before the end of a business day are priced at the NAV per share of the Fund's applicable share class on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. An order is in “good form” if the Transfer Agent or your financial intermediary has all of the information and documentation it deems necessary to effect your order. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Qualified Plan. Any charges that apply to your Contract or Qualified Plan, and any charges that apply to separate accounts of participating insurance companies or Qualified Plans that may own shares directly, are described in your separate Contract prospectus or Qualified Plan disclosure documents.
Prospectus 2026
29

Columbia Variable Portfolio – U.S. Government Mortgage Fund
About Fund Shares and Transactions (continued)
You may transfer all or part of your investment in the Fund to one or more of the other investment options available under your Contract or Qualified Plan. You may provide instructions to sell any amount allocated to the Fund. Proceeds will be mailed within seven days after your surrender or withdrawal request is received in good form by an authorized agent. The amount you receive may be more or less than the amount you invested.
Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for more information about transfers as well as surrenders and withdrawals.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Fund or certain of its service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Fund are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information; and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading. Investments in a Fund by institutional investors in connection with redemptions in-kind are exempt from the Excessive Trading Policies and Procedures because they generally do not raise market timing or excessive trading concerns. Further discussion about the Fund’s use of redemptions in-kind is available under Satisfying Fund Redemption Requests.
The Fund reserves the right to reject, without any prior notice, any purchase or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a purchase or transfer order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to purchase or transfer transactions communicated directly to the Transfer Agent and to those received by financial intermediaries.
Specific Buying and Transferring Limitations — If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including transfer buy orders, involving any Fund.
For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future purchase orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common
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Prospectus 2026

Columbia Variable Portfolio – U.S. Government Mortgage Fund
About Fund Shares and Transactions (continued)
intermediary generally will not be considered to be under common ownership or control. The Fund reserves the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or transfer orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients' transactions and accounts, and in these circumstances, the identities of the financial intermediary clients that beneficially own Fund shares are often not known to the Fund.
Some financial intermediaries apply their own restrictions or policies to their clients’ transactions and accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■
negative impact on the Fund's performance;
■
potential dilution of the value of the Fund's shares;
■
interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■
losses on the sale of investments resulting from the need to sell securities at less favorable prices; and
■
increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution, which may be exacerbated as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments do not work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded securities and other debt instruments that are rated below investment grade (commonly called “high-yield” or “junk” bonds), equity securities of small-capitalization companies, floating rate loans, or tax-exempt or other securities that may trade infrequently, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities as of the Fund's valuation time. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest only, or significantly, in highly liquid securities, in part because the Fund may have difficulty selling these particular investments at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by non-redeeming shareholders.
Prospectus 2026
31

Columbia Variable Portfolio – U.S. Government Mortgage Fund
About Fund Shares and Transactions (continued)
Excessive Trading Practices Policy of Columbia Variable Portfolio - Government Money Market Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Variable Portfolio - Government Money Market Fund shares. However, since frequent purchases and sales of Columbia Variable Portfolio - Government Money Market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Variable Portfolio - Government Money Market Fund) and disrupting portfolio management strategies, Columbia Variable Portfolio - Government Money Market Fund reserves the right, but has no obligation, to reject any purchase or transfer transaction at any time. Columbia Variable Portfolio - Government Money Market Fund has no limits on purchase or transfer transactions. In addition, Columbia Variable Portfolio - Government Money Market Fund reserves the right to impose or modify restrictions on purchases, transfers or trading of Fund shares at any time.
32
Prospectus 2026

Columbia Variable Portfolio – U.S. Government Mortgage Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■
It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■
A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is generally unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than its adjusted cost basis, and will generally realize a capital loss if it sells that investment for a lower price than its adjusted cost basis. Capital gains and losses are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term) or more than one year (long-term).
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money (or be exposed to additional losses, if the fund earns a negative return). Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal income or excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:
Declaration and Distribution Schedule
Declarations	Annually
Distributions	Annually
The Fund may declare or pay distributions of net investment income more frequently.
Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the NAV per share of the share class is reduced by the amount of the distribution.
The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions to be paid in cash.
Taxes and Your Investment
Taxation of the Fund: The Fund has elected and intends to qualify and to be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify and be eligible for treatment as a regulated investment company would result in fund-level taxation, and consequently, a reduction in income available for distribution to you.
Taxation of Fund Shares: Shares of the Fund are only offered to separate accounts of participating insurance companies, Qualified Plans, and certain other eligible persons or plans permitted to hold shares of the Fund pursuant to the applicable U.S. Treasury Regulations without impairing the ability of participating insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended. Each participating insurance company, including each participating insurance company that is an affiliate of the Investment Manager, includes in its taxable income any net investment income derived from the investment of assets held in its separate accounts because the insurance company is considered the owner of these assets under federal income tax law. The insurance company may claim certain tax benefits associated with this investment
Prospectus 2026
33

Columbia Variable Portfolio – U.S. Government Mortgage Fund
Distributions and Taxes (continued)
income. These benefits, which may include foreign tax credits (which can reduce the insurance company’s U.S. taxes on foreign source income) and the corporate dividends-received deduction (which is a tax deduction for the insurance company attributable to certain dividends received from the Fund), are not passed on to Contract owners since the affiliated insurance company is the owner of the assets under federal tax law and is taxed on the investment income generated by the assets.
Taxation of Variable Annuity Contracts and Variable Life Insurance Policies: Your Contract may qualify for favorable tax treatment. Please refer to your Contract prospectus for more information about the tax implications of your investment in the Contract. As long as your Contract continues to qualify for such favorable tax treatment, you will not be taxed currently on your investment in the Fund through such Contract, even if the Fund makes distributions to the separate account and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the separate accounts of participating insurance companies, which maintain and invest net proceeds from Contracts, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a Contract will be “adequately diversified.” If the Fund does not meet such requirements because its investments are not adequately diversified, your Contract could lose its favorable tax treatment, and income and gain allocable to your Contract could be taxable currently to you. This could also occur if Contract holders are found to have an impermissible level of control over the investments underlying their Contracts. You should consult with the participating insurance company that issued your Contract, plan sponsor, or other eligible investor through which your investment in the Fund is made regarding the U.S. federal income taxation of your investment.
 FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your indirect investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account other than a Contract, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
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Prospectus 2026

Columbia Variable Portfolio – U.S. Government Mortgage Fund
Financial Highlights
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total return for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Form N-CSR, which is available upon request.
Prospectus 2026
35

Columbia Variable Portfolio – U.S. Government Mortgage Fund
Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Year Ended 12/31/2025	$8.77	0.36	0.44	0.80	(0.21)	—	(0.21)
Year Ended 12/31/2024	$8.93	0.29	(0.15)	0.14	(0.30)	—	(0.30)
Year Ended 12/31/2023	$8.69	0.29	0.20	0.49	(0.25)	—	(0.25)
Year Ended 12/31/2022	$10.34	0.24	(1.69)	(1.45)	(0.20)	—	(0.20)
Year Ended 12/31/2021	$10.83	0.20	(0.30)	(0.10)	(0.22)	(0.17)	(0.39)
Class 2
Year Ended 12/31/2025	$8.75	0.34	0.42	0.76	(0.18)	—	(0.18)
Year Ended 12/31/2024	$8.91	0.27	(0.15)	0.12	(0.28)	—	(0.28)
Year Ended 12/31/2023	$8.67	0.27	0.19	0.46	(0.22)	—	(0.22)
Year Ended 12/31/2022	$10.31	0.21	(1.67)	(1.46)	(0.18)	—	(0.18)
Year Ended 12/31/2021	$10.80	0.17	(0.29)	(0.12)	(0.20)	(0.17)	(0.37)
Class 3
Year Ended 12/31/2025	$8.77	0.35	0.44	0.79	(0.20)	—	(0.20)
Year Ended 12/31/2024	$8.93	0.28	(0.15)	0.13	(0.29)	—	(0.29)
Year Ended 12/31/2023	$8.69	0.28	0.19	0.47	(0.23)	—	(0.23)
Year Ended 12/31/2022	$10.34	0.22	(1.68)	(1.46)	(0.19)	—	(0.19)
Year Ended 12/31/2021	$10.83	0.19	(0.30)	(0.11)	(0.21)	(0.17)	(0.38)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense. For the periods indicated below, if interest on collateral expense had been excluded, expenses would have been lower by:

Class	12/31/2025	12/31/2024	12/31/2023	12/31/2022	12/31/2021
Class 1	less than 0.01%	less than 0.01%	0.01%	less than 0.01%	less than 0.01%
Class 2	less than 0.01%	less than 0.01%	0.01%	less than 0.01%	less than 0.01%
Class 3	less than 0.01%	less than 0.01%	0.01%	less than 0.01%	less than 0.01%
36
Prospectus 2026

Columbia Variable Portfolio – U.S. Government Mortgage Fund
Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000's)
Class 1
Year Ended 12/31/2025	$9.36	9.19%	0.45%(c)	0.45%(c)	3.95%	386%	$1,318,801
Year Ended 12/31/2024	$8.77	1.57%	0.46%(c)	0.46%(c)	3.28%	352%	$1,294,096
Year Ended 12/31/2023	$8.93	5.70%	0.46%(c)	0.46%(c)	3.33%	321%	$803,833
Year Ended 12/31/2022	$8.69	(14.14%)	0.45%(c)	0.45%(c)	2.54%	301%	$795,136
Year Ended 12/31/2021	$10.34	(0.95%)	0.45%(c)	0.45%(c)	1.88%	302%	$989,683
Class 2
Year Ended 12/31/2025	$9.33	8.83%	0.70%(c)	0.70%(c)	3.70%	386%	$21,945
Year Ended 12/31/2024	$8.75	1.33%	0.71%(c)	0.71%(c)	3.02%	352%	$20,938
Year Ended 12/31/2023	$8.91	5.43%	0.71%(c)	0.71%(c)	3.07%	321%	$22,788
Year Ended 12/31/2022	$8.67	(14.32%)	0.70%(c)	0.70%(c)	2.29%	301%	$23,834
Year Ended 12/31/2021	$10.31	(1.20%)	0.70%(c)	0.70%(c)	1.62%	302%	$29,150
Class 3
Year Ended 12/31/2025	$9.36	9.06%	0.57%(c)	0.57%(c)	3.83%	386%	$56,633
Year Ended 12/31/2024	$8.77	1.44%	0.58%(c)	0.58%(c)	3.15%	352%	$55,791
Year Ended 12/31/2023	$8.93	5.55%	0.59%(c)	0.59%(c)	3.20%	321%	$62,751
Year Ended 12/31/2022	$8.69	(14.26%)	0.58%(c)	0.58%(c)	2.41%	301%	$66,348
Year Ended 12/31/2021	$10.34	(1.07%)	0.58%(c)	0.58%(c)	1.74%	302%	$88,027

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37

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Columbia Variable Portfolio – U.S. Government Mortgage Fund

For More Information
The Fund is generally available only to owners of Contracts issued by participating insurance companies and participants in Qualified Plans. Please refer to your Contract prospectus or Qualified Plan disclosure documents for information about how to buy, sell and transfer shares of the Fund.
Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders and in Form N-CSR. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In the Fund’s Form N-CSR, you will find the Fund’s annual and semiannual financial statements. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail: Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
By Telephone: 800.345.6611
Online: columbiathreadneedleus.com
Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
The investment company registration number of Columbia Funds Variable Series Trust II, of which the Fund is a series, is 811-22127.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.
The Fund is distributed by Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2026 Columbia Threadneedle. All rights reserved.
PRO7027_12_E01_(05/26)

CTIVP® – BlackRock Global Inflation-Linked Securities Fund
(formerly known as CTIVP® - BlackRock Global Inflation-Protected Securities Fund)
Prospectus
May 1, 2026

The Fund may offer Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). There are no exchange ticker symbols associated with shares of the Fund.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CTIVP® – BlackRock Global Inflation-Linked Securities Fund

2
Prospectus 2026

CTIVP® – BlackRock Global Inflation-Linked Securities Fund
Summary of the Fund
Investment Objective
CTIVP® – BlackRock Global Inflation-Linked Securities Fund (the Fund) seeks to provide shareholders with total return that exceeds the rate of inflation over the long term.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management fees	0.51%	0.51%	0.51%
Distribution and/or service (12b-1) fees	0.00%	0.25%	0.13%
Other expenses(a)	0.32%	0.32%	0.32%
Total annual Fund operating expenses(b)	0.83%	1.08%	0.96%
Less: Fee waivers and/or expense reimbursements(c)	(0.21%)	(0.21%)	(0.21%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.62%	0.87%	0.75%
(a)
Other expenses have been restated to reflect current fees paid by the Fund.
(b)
“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(c)
Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through April 30, 2027, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.62% for Class 1, 0.87% for Class 2 and 0.745% for Class 3. Any differences in these annual rates relative to the annual rates noted in the last row of the above table (e.g., net expense ratios) are due to applicable exclusions under the agreement.
 Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■
you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■
your investment has a 5% return each year, and
■
the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.
Prospectus 2026
3

CTIVP® – BlackRock Global Inflation-Linked Securities Fund
Summary of the Fund (continued)
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
	1 year	3 years	5 years	10 years
Class 1 (whether or not shares are redeemed)	$63	$244	$440	$1,006
Class 2 (whether or not shares are redeemed)	$89	$323	$575	$1,298
Class 3 (whether or not shares are redeemed)	$77	$285	$510	$1,159
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 63% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-protected debt securities. The Fund considers inflation-protected debt securities to be inflation-linked debt securities that include inflation-indexed bonds of varying maturities issued by the U.S. Government and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. The Fund invests only in securities rated investment grade at the time of purchase by a third-party rating agency or, if unrated, deemed by the management team to be of comparable quality. Up to 20% of the Fund’s net assets may be invested in sectors outside the Fund’s benchmark index, the Bloomberg World Government Inflation-Linked Bond Index USD Hedged (the Index). The Fund seeks to maintain an average duration that is within a range of plus or minus 20% of the duration of the Index.
Under normal circumstances, the Fund invests at least 40% of its net assets in debt obligations of foreign governments, and companies that (a) maintain their principal place of business or conduct their principal business activities outside the U.S., (b) have their securities traded on non-U.S. exchanges or (c) have been formed under the laws of non-U.S. countries. This 40% minimum investment amount may be reduced to 30% if market conditions for these investments or specific foreign markets are deemed unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. From time to time, the Fund may focus its investments in certain countries or geographic areas, including Europe.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund may invest in derivatives, such as forward contracts (including forward foreign currency contracts), futures (including interest rate, other bond, and index futures), options (including options on futures and indices) and swaps (including interest rate swaps and inflation rate swaps). The Fund may enter into derivatives for investment purposes, for risk management (hedging) purposes, to increase flexibility, to produce incremental earnings, and to manage duration, yield curve and interest rate exposure. The Fund’s use of derivatives creates leverage (market exposure in excess of the Fund’s assets) in the Fund’s portfolio.
The management team may hedge any portion of the non-U.S. dollar denominated securities in the Fund to the U.S. dollar.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
4
Prospectus 2026

CTIVP® – BlackRock Global Inflation-Linked Securities Fund
Summary of the Fund (continued)
Principal Risks
An investment in the Fund involves risks, including Inflation-Protected Securities Risk, Foreign Securities Risk, Derivatives Risk, and Market Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Counterparty Risk. Counterparty risk is the risk that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle invested in by the Fund may become insolvent or otherwise fail to perform its obligations. As a result, the Fund may obtain no or limited recovery of its investment, and any recovery may be significantly delayed.
Credit Risk. Credit risk is the risk that the value of debt instruments may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies, such as S&P Global Ratings, Moody’s Investors Service, Inc. (Moody’s Ratings), Fitch Ratings, Inc. (Fitch), Morningstar DBRS (DBRS) and Kroll Bond Rating Agency, LLC (KBRA), assign credit ratings to certain debt instruments to indicate their credit risk. A rating downgrade by such agencies can negatively impact the value of such instruments. Lower-rated or unrated instruments held by the Fund may present increased credit risk as compared to higher-rated instruments. Non-investment grade debt instruments may be subject to greater price fluctuations and are more likely to experience a default than investment grade debt instruments and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated instruments, or if the ratings of instruments held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.
Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments with a value in relation to, or derived from, the value of an underlying asset(s) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful, and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial losses for the Fund. Derivatives may be more volatile than other types of investments. The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Forward Contracts Risk. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated and can experience lengthy periods of illiquidity, unusually high trading volume and other negative impacts, such as political intervention, which may result
Prospectus 2026
5

CTIVP® – BlackRock Global Inflation-Linked Securities Fund
Summary of the Fund (continued)
in volatility or disruptions in such markets. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Futures Contracts Risk. A futures contract is an exchange-traded derivative transaction between two parties in which a buyer (holding the “long” position) agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller (holding the “short” position). The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Certain futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Because of the low margin deposits normally required in futures trading, it is possible that the Fund may employ a high degree of leverage in the portfolio. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts executed (if any) on foreign exchanges may not provide the same protection as U.S. exchanges. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Options Risk. Options are derivatives that give the purchaser the option to buy (call) or sell (put) an underlying reference from or to a counterparty at a specified price (the strike price) on or before an expiration date. When writing options, the Fund is exposed to the risk that it may be required to buy or sell the underlying reference at a disadvantageous price on or before the expiration date. Options may involve economic leverage, which could result in greater volatility in price movement. The Fund's losses could be significant and are potentially unlimited for certain types of options. Options may be traded on a securities exchange or in the over-the-counter market. At or prior to maturity of an options contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in options prices. Options can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Swaps Risk. In a typical swap transaction, two parties agree to exchange the return earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Fund. The Fund may only close out a swap with its particular counterparty and may only transfer a position with the consent of that counterparty. Certain swaps, such as short swap transactions and total return swaps, have the potential for unlimited losses, regardless of the size of the initial position. Swaps can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
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Prospectus 2026

CTIVP® – BlackRock Global Inflation-Linked Securities Fund
Summary of the Fund (continued)
Fixed Income Instruments Risk. The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value.
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. Investing in securities of foreign companies subjects the Fund to the risks associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, including risks related to political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs associated with portfolio turnover may adversely affect the Fund’s performance.
Geographic Focus Risk. The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
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Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Any uncertainty caused by the departure of the United Kingdom (UK) from the EU, which occurred in January 2020, could have negative impacts on the UK and the EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which could adversely affect the value of your investment in the Fund.
Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates (i.e., nominal interest rates minus the expected impact of inflation). In general, the price of such securities falls when real interest rates rise, and rises when real interest rates fall. Interest payments on these securities will vary and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is
Prospectus 2026
7

CTIVP® – BlackRock Global Inflation-Linked Securities Fund
Summary of the Fund (continued)
expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund's performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. Use of leverage can produce volatility and may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Decreases in the number of financial institutions, including banks and broker-dealers, willing to make markets (match up sellers and buyers) in the Fund’s investments or decreases in their capacity or willingness to trade such investments may increase the Fund’s exposure to this risk. The debt market has experienced considerable growth, and financial institutions making markets in instruments purchased and sold by the Fund (e.g., bond dealers) have been subject to increased regulation. The impact of that growth and regulation on the ability and willingness of financial institutions to engage in trading or “making a market” in such instruments remains unsettled. Certain types of investments, such as lower-rated securities or those that are purchased and sold in over-the-counter markets, may be especially subject to liquidity risk. Securities or other assets in which the Fund invests may be traded in the over-the-counter market rather than on an exchange and therefore may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund.
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Prospectus 2026

CTIVP® – BlackRock Global Inflation-Linked Securities Fund
Summary of the Fund (continued)
Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market. Foreign securities can present enhanced liquidity risks, including as a result of less developed custody, settlement or other practices of foreign markets.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Non-Diversified Fund Risk. The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a bond or other security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be called as expected. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow on such investments, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of an investment beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on investments with higher interest rates or wider spreads.
Reinvestment Risk. Reinvestment risk arises when the Fund is unable to reinvest income or principal at the same or at least the same return it is currently earning.
Rule 144A and Other Exempted Securities Risk. The Fund may invest in privately placed and other securities or instruments exempt from SEC registration (collectively “private placements”), subject to certain regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could adversely affect the marketability of such investments and the Fund might be unable to dispose of them promptly or at reasonable prices, subjecting the Fund to liquidity risk. The Fund’s holdings of private placements may increase the level of Fund illiquidity if eligible buyers are unable or unwilling to purchase them at a particular time. Issuers of Rule 144A eligible securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available since the offering information is not filed with the SEC. Further, issuers of Rule 144A eligible securities can require recipients of the offering information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.
Prospectus 2026
9

CTIVP® – BlackRock Global Inflation-Linked Securities Fund
Summary of the Fund (continued)
Sovereign Debt Risk. The willingness or ability of a sovereign or quasi-sovereign debtor to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign or quasi-sovereign debtor’s policy toward international lenders, and the political constraints to which such debtor may be subject.
Unrated Securities Risk. The Fund may purchase unrated securities which are not rated by a rating agency. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Investment Manager may not accurately evaluate the security’s comparative credit rating. Analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality debt securities. To the extent that the Fund purchases unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Investment Manager’s creditworthiness analysis than if the Fund invested exclusively in rated securities.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance, as well as another measure of performance for markets in which the Fund may invest.
Except for differences in annual returns resulting from differences in expenses (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.
The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.
Year by Year Total Return (%) as of December 31 Each Year	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	2nd Quarter 2020	6.19%
	Worst	2nd Quarter 2022	-9.66%
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Prospectus 2026

CTIVP® – BlackRock Global Inflation-Linked Securities Fund
Summary of the Fund (continued)
 Average Annual Total Returns (for periods ended December 31, 2025)

	Share Class Inception Date	1 Year	5 Years	10 Years
Class 1	05/03/2010	4.23%	-1.50%	1.98%
Class 2	05/03/2010	3.84%	-1.74%	1.71%
Class 3	09/13/2004	3.88%	-1.65%	1.82%
Bloomberg World Government Inflation-Linked Bond Index USD Hedged (reflects no deductions for fees, expenses or taxes)		4.67%	-0.91%	2.63%
Bloomberg Global Aggregate Index (reflects no deductions for fees, expenses or taxes)		8.17%	-2.15%	1.26%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC
Subadviser: BlackRock Financial Management, Inc. (BlackRock)
Sub-Subadviser: BlackRock International Limited (BIL)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Russell Brownback	Managing Director of BlackRock	Co-Portfolio Manager	September 2025
Harrison Segall	Director of BlackRock	Co-Portfolio Manager	2024
Johan Sjogren	Managing Director of BlackRock	Co-Portfolio Manager	2024
Purchase and Sale of Fund Shares
The Fund is available for purchase through Contracts offered by the separate accounts of participating insurance companies or Qualified Plans or by other eligible investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). Shares of the Fund may not be purchased or sold by individual owners of Contracts or Qualified Plans. If you are a Contract holder or Qualified Plan participant, please refer to your separate Contract prospectus or Qualified Plan disclosure documents for information about minimum investment requirements and how to purchase and redeem shares of the Fund on days the Fund is open for business.
Tax Information
The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, which are generally the participating insurance companies and Qualified Plans investing in the Fund through separate accounts. These distributions may not be taxable to you as the holder of a Contract or a participant in a Qualified Plan. Please consult the prospectus or other information provided to you by your participating insurance company and/or Qualified Plan regarding the U.S. federal income taxation of your contract, policy and/or plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial advisor or salesperson or visit your financial intermediary’s website for more information.
Prospectus 2026
11

CTIVP® – BlackRock Global Inflation-Linked Securities Fund
More Information About the Fund
Investment Objective
CTIVP® – BlackRock Global Inflation-Linked Securities Fund (the Fund) seeks to provide shareholders with total return that exceeds the rate of inflation over the long term. Only shareholders can change the Fund’s investment objective. Because any investment involves risk, there is no assurance the Fund’s investment objective will be achieved.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-protected debt securities. The Fund considers inflation-protected debt securities to be inflation-linked debt securities that include inflation-indexed bonds of varying maturities issued by the U.S. Government and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. The Fund invests only in securities rated investment grade at the time of purchase by a third-party rating agency or, if unrated, deemed by the management team to be of comparable quality. Split-rated securities are considered to have the higher credit rating. Split-rated securities are those that receive different credit ratings from two or more rating agencies. Inflation-protected securities are designed to protect the future purchasing power of the money invested in them. The value of the bond’s principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure. Up to 20% of the Fund’s net assets may be invested in sectors outside the Fund’s benchmark index, the Bloomberg World Government Inflation-Linked Bond Index USD Hedged (the Index). The Fund seeks to maintain an average duration that is within a range of plus or minus 20% of the duration of the Index. Duration measures the sensitivity of bond prices to changes in interest rates. The longer the duration of a bond, the more sensitive it will be to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%.
Under normal circumstances, the Fund invests at least 40% of its net assets in debt obligations of foreign governments, and companies that (a) maintain their principal place of business or conduct their principal business activities outside the U.S., (b) have their securities traded on non-U.S. exchanges or (c) have been formed under the laws of non-U.S. countries. This 40% minimum investment amount may be reduced to 30% if market conditions for these investments or specific foreign markets are deemed unfavorable. The Fund considers a company to conduct its principal business activities outside the U.S. if it derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. From time to time, the Fund may focus its investments in certain countries or geographic areas, including Europe.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund may invest in derivatives, such as forward contracts (including forward foreign currency contracts), futures (including interest rate, other bond, and index futures), options (including options on futures and indices) and swaps (including interest rate swaps and inflation rate swaps). The Fund may enter into derivatives for investment purposes, for risk management (hedging) purposes, to increase flexibility, to produce incremental earnings, and to manage duration, yield curve and interest rate exposure. The Fund’s use of derivatives creates leverage (market exposure in excess of the Fund’s assets) in the Fund’s portfolio.
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager to the Fund and is responsible for the oversight of, including the establishment of risk management parameters for, the Fund’s subadviser, BlackRock Financial Management, Inc. (BlackRock or the Subadviser), which provides day-to-day portfolio management to the Fund. BlackRock is also responsible for the supervision of BlackRock International Limited (BIL), an affiliate of BlackRock, which assists in providing day-to-day portfolio management to the Fund pursuant to a sub-subadvisory agreement with BlackRock. BlackRock and BIL are collectively referred to as the Subadvisers.
In pursuit of the Fund’s objective, the Subadvisers make purchase and sale decisions using proprietary interest rate and price index models and seasoned professional judgment;
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Prospectus 2026

CTIVP® – BlackRock Global Inflation-Linked Securities Fund
More Information About the Fund (continued)
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Securities are purchased for the Fund when the management team determines that they have the potential for above average total return;
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If a security falls below investment grade, the management team will decide whether to continue to hold the security. A security will be sold or its risks hedged if, in the opinion of the management team, the risk of continuing to hold the security is unattractive when compared to its total return potential;
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Fund assets will be allocated among different countries and different market sectors (including different government or corporate issuers) and different maturities based on views of the relative value for each sector or maturity;
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Duration and yield curve decisions will be based on fundamental views and quantitative analysis of forward looking interest rate determinants including inflation, real rates, risk premiums and relative supply/demand;
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The Fund will target an average portfolio duration within a range of plus or minus 20% of the duration of the Index. The Subadvisers use an internal model for calculating duration, which may result in a different value for the duration of a benchmark compared to the duration calculated by the provider of the benchmark or another third party.
The management team may hedge any portion of the non-U.S. dollar denominated securities in the Fund to the U.S. dollar.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.
The Fund is non-diversified, which means that it can invest a greater percentage of its assets in the securities of fewer issuers than can a diversified fund.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change.
Principal Risks
An investment in the Fund involves risks, including Inflation-Protected Securities Risk, Foreign Securities Risk, Derivatives Risk, and Market Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Counterparty Risk. The risk exists that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle in which the Fund invests may become insolvent or otherwise fail to perform its obligations, including making payments to the Fund, due to financial difficulties. The Fund may obtain no or limited recovery in a bankruptcy or other reorganizational proceedings, and any recovery may be significantly delayed. Transactions that the Fund enters into may involve counterparties in the financials sector and, as a result, events affecting the financials sector may cause the Fund’s NAV to fluctuate.
Credit Risk. Credit risk is the risk that the value of debt instruments may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Various factors could affect the actual or perceived willingness or ability of the issuer to make timely interest or principal payments, including changes in the financial condition of the issuer or in general economic conditions. Credit rating agencies, such as S&P Global Ratings, Moody’s Ratings, Fitch,
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CTIVP® – BlackRock Global Inflation-Linked Securities Fund
More Information About the Fund (continued)
DBRS and KBRA, assign credit ratings to certain debt instruments to indicate their credit risk. A rating downgrade by such agencies can negatively impact the value of such instruments. Lower-rated or unrated instruments held by the Fund may present increased credit risk as compared to higher-rated instruments. Non-investment grade debt instruments may be subject to greater price fluctuations and are more likely to experience a default than investment grade debt instruments and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated instruments, or if the ratings of instruments held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.
Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments, traded on an exchange or in the over-the-counter (OTC) markets, with a value in relation to, or derived from, the value of an underlying asset(s) (such as a security, commodity or currency) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful, and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial losses for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of an adverse movement in the value, price or rate of the underlying reference (market risk), the risk of an adverse movement in the value of underlying currencies (foreign currency risk) and the risk of an adverse movement in underlying interest rates (interest rate risk). Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that the return on an investment may not keep pace with inflation (inflation risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.
Derivatives Risk – Forward Contracts Risk. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated (there is no limit on daily price movements and speculative position limits are not applicable). The principals who deal in certain forward contract markets are not required to continue to make markets in the underlying references in which they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in forward contract markets have refused to quote prices for certain underlying references or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in forward contract prices. The liquidity of the markets for forward contracts depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the market for forwards could be reduced. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
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A forward foreign currency contract is a derivative (forward contract) in which the underlying reference is a country's or region’s currency. The Fund may agree to buy or sell a country's or region’s currency at a specific price on a specific date in the future. These instruments may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations, subjecting the Fund to foreign currency risk (the risk that Fund performance may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund exposes a significant percentage of its assets to currencies other than the U.S. dollar). Unanticipated changes in the currency markets could result in reduced performance for the Fund. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.
Derivatives Risk – Futures Contracts Risk. A futures contract is an exchange-traded derivative transaction between two parties in which a buyer (holding the “long” position) agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller (holding the “short” position). The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Certain futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Positions in futures contracts may be closed out only on the exchange on which they were entered into or through a linked exchange, and no secondary market exists for such contracts. Futures positions are marked to market each day, and variation margin payment must be paid to or by the Fund. Because of the low margin deposits normally required in futures trading, it is possible that the Fund may employ a high degree of leverage in the portfolio. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts executed (if any) on foreign exchanges may not provide the same protection as U.S. exchanges. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
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An interest rate future is a derivative that is an agreement whereby the buyer and seller agree to the future delivery of an interest-bearing instrument on a specific date at a pre-determined price. Examples include Treasury-bill futures, Treasury-bond futures and Eurodollar futures.
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A bond (or debt instrument) future is a derivative that is an agreement for the contract holder to buy or sell a bond or other debt instrument, a basket of bonds or other debt instruments, or the bonds or other debt instruments in an index on a specified date at a predetermined price. The buyer (long position) of a bond future is obliged to buy the underlying reference at the agreed price on expiry of the future.
Derivatives Risk – Options Risk. Options are derivatives that give the purchaser the option to buy (call) or sell (put) an underlying reference from or to a counterparty at a specified price (the strike price) on or before an expiration date. The Fund may purchase or write (i.e., sell) put and call options on an underlying reference it is otherwise permitted to invest in. When writing options, the Fund is exposed to the risk that it may be required to buy or sell the underlying reference at a disadvantageous price on or before the expiration date. If the Fund sells a put option, the Fund may be required to buy the underlying reference at a strike price that is above market price, resulting in a loss. If the Fund sells a call option, the Fund may be required to sell the underlying reference at a strike price that is below market price, resulting in a loss. If the Fund sells a call option that is not covered (it does not own the underlying reference), the Fund's losses are potentially unlimited. Options may involve economic leverage, which could result in greater volatility in price movement. Options may be traded on a securities exchange or in the over-the-counter market. At or prior to maturity of an options contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in options prices. Options can increase the Fund’s risk exposure
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to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Swaps Risk. In a typical swap transaction, two parties agree to exchange the return earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Fund. The Fund may only close out a swap with its particular counterparty and may only transfer a position with the consent of that counterparty. Certain swaps, such as short swap transactions and total return swaps, have the potential for unlimited losses, regardless of the size of the initial position. Swaps can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
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An interest rate swap is a derivative in which two parties agree to exchange interest rate cash flows, based on a specified notional amount from a fixed rate to a floating rate (or vice versa) or from one floating rate to another. Interest rate swaps can be based on various measures of interest rates, including swap rates, treasury rates, foreign interest rates and other reference rates.
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An inflation rate swap is a derivative typically used to transfer inflation risk from one party to another through an exchange of cash flows. In an inflation rate swap, one party pays a fixed rate on a notional principal amount, while the other party pays a floating rate linked to an inflation index, such as the Consumer Price Index (CPI).
Fixed Income Instruments Risk. The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. Typically, shorter-term bonds are less volatile than longer-term bonds; however, longer-term bonds typically offer higher yields and more stable interest income than shorter-term bonds due to their longer term and extended fixed payment schedule. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value.
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities may also be less liquid, making them more difficult to trade, than securities of U.S. companies so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. In some cases, such withholding or other taxes could potentially be confiscatory. Other risks include: possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about foreign companies; the impact of economic, political, social, diplomatic or other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics), possible seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions could, among
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other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. In addition, as a result of economic sanctions, the Fund may be forced to sell or otherwise dispose of investments at inopportune times or prices, which could result in losses to the Fund and increased transaction costs. These conditions may be in place for a substantial period of time and enacted with limited advance notice to the Fund. The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets. Additionally, investments in certain countries may subject the Fund to a number of tax rules, the application of which may be uncertain. Countries may amend or revise their existing tax laws, regulations and/or procedures in the future, possibly with retroactive effect. Changes in or uncertainties regarding the laws, regulations or procedures of a country could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies located in such countries in which the Fund invests, or result in unexpected tax liabilities for the Fund. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency exchange controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs associated with portfolio turnover may adversely affect the Fund’s performance.
Geographic Focus Risk. The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
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Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. Most developed countries in Western Europe are members of the EU, and many are also members of the European Economic and Monetary Union (EMU). European countries can be significantly affected by the tight fiscal and monetary controls that the EMU imposes on its members and with which candidates for EMU membership are required to comply. In addition, significant private or public debt problems in a single EU country can pose economic risks to the EU as a whole. Unemployment in Europe has historically been higher than in the United States and public deficits are an ongoing concern in many European countries. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Any uncertainty caused by the departure of the UK from the EU, which occurred in January 2020, could have negative impacts on the UK and EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in the UK, Europe and globally, which could adversely affect the value of your investment in the Fund. Any attempt by the Fund to hedge against or otherwise protect its portfolio or to profit from such circumstances may fail and, accordingly, an investment in the Fund could lose money over short or long periods.
Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall.
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Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk (the risk that the Fund will have to reinvest the money received in securities that have lower yields). The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund's performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, derivatives, or similar instruments or techniques. Use of leverage can produce volatility and may exaggerate changes in the Fund’s NAV and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any applicable regulatory limits. Futures contracts, options on futures contracts, forward contracts and other derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund's volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Decreases in the number of financial institutions, including banks and broker-dealers, willing to make markets (match up sellers and buyers) in the Fund’s investments or decreases in their capacity or willingness to trade such investments may increase the Fund’s exposure to this risk. The debt market has experienced considerable growth, and financial institutions making markets in instruments purchased and sold by the Fund (e.g., bond dealers) have been subject to increased regulation. The impact of that growth and regulation on the ability and willingness of financial institutions to engage in trading or “making a
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market” in such instruments remains unsettled. Certain types of investments, such as lower-rated securities or those that are purchased and sold in over-the-counter markets, may be especially subject to liquidity risk. Securities or other assets in which the Fund invests may be traded in the over-the-counter market rather than on an exchange and therefore may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market. Foreign securities can present enhanced liquidity risks, including as a result of less developed custody, settlement or other practices of foreign markets.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. In addition, the Iranian conflict that commenced in February 2026 may result in similar, and potentially more severe, disruptions. Escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
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Non-Diversified Fund Risk. The Fund is non-diversified, which generally means that it may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund. This increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments. Accordingly, the Fund's value will likely be more volatile than the value of a more diversified fund.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a bond or other security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be called as expected. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow on such investments, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of an investment beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on investments with higher interest rates or wider spreads.
Reinvestment Risk. Reinvestment risk arises when the Fund is unable to reinvest income or principal at the same or at least the same return it is currently earning.
Rule 144A and Other Exempted Securities Risk. The Fund may invest in privately placed and other securities or instruments exempt from SEC registration (collectively “private placements”), subject to certain regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could adversely affect the marketability of such investments and the Fund might be unable to dispose of them promptly or at reasonable prices, subjecting the Fund to liquidity risk (the risk that it may not be possible for the Fund to liquidate the instrument at an advantageous time or price). The Fund’s holdings of private placements may increase the level of Fund illiquidity if eligible buyers are unable or unwilling to purchase them at a particular time. The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of private placements typically reflect a discount, which may be significant, from the market price of comparable securities for which a more liquid market exists. Issuers of Rule 144A eligible securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available since the offering information is not filed with the SEC. Further, issuers of Rule 144A eligible securities can require recipients of the offering information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.
Sovereign Debt Risk. The willingness or ability of a sovereign or quasi-sovereign debtor to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign or quasi-sovereign debtor’s policy toward international lenders, and the political constraints to which such debtor may be subject.
With respect to sovereign or quasi-sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign or quasi-sovereign debt on a timely basis and that has led to defaults and the restructuring of certain indebtedness to the detriment of debt holders.
Unrated Securities Risk. The Fund may purchase unrated securities which are not rated by a rating agency. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Investment Manager may not accurately evaluate the security’s comparative credit rating. Analysis of creditworthiness of issuers of high yield
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securities may be more complex than for issuers of higher-quality debt securities. To the extent that the Fund purchases unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Investment Manager’s creditworthiness analysis than if the Fund invested exclusively in rated securities.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus or as otherwise required by the Investment Company Act of 1940, as amended (the 1940 Act), the rules and regulations thereunder and any applicable exemptive relief, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold other investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s Form N-CSR or by visiting columbiathreadneedleus.com.
Transactions in Derivatives
The Fund may enter into derivative transactions or otherwise have exposure to derivative transactions through underlying investments. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the Secured Overnight Financing Rate (commonly known as SOFR)) or market indices (such as the Standard & Poor’s 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in
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More Information About the Fund (continued)
derivative transactions when it is deemed favorable to do so, or at all. The U.S. government and the European Union (and some other jurisdictions) have enacted regulations and similar requirements that prescribe clearing, margin, reporting and registration requirements for participants in the derivatives market. These requirements are evolving and their ultimate impact on the Fund remains unclear, but such impact could include restricting and/or imposing significant costs or other burdens upon the Fund’s participation in derivatives transactions. Additionally, regulations governing the use of derivatives by registered investment companies, such as the Fund, require, among other things, that a fund that invests in derivative instruments beyond a specified limited amount apply a value-at-risk-based limit to its portfolio and establish a comprehensive derivatives risk management program. As of the date of this prospectus, the Fund is required to maintain a comprehensive derivatives risk management program. For more information on the risks of derivative investments and strategies, see the SAI.
Affiliated Fund Investing
The Investment Manager or an affiliate serves as investment adviser to funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds”, and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds, which may include the Fund (collectively referred to in this section as Underlying Funds), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares. Although the Investment Manager or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when the Investment Manager or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. In order to meet such redemptions, an Underlying Fund may be forced to sell its liquid (or more liquid) positions, leaving the Underlying Fund holding, post-redemption, a relatively larger position in illiquid investments (i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment) or less liquid securities. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager or its affiliate also has a conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
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More Information About the Fund (continued)
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as forward contracts, futures contracts, options, structured investments and swaps, for various purposes, including among others, investing in particular derivatives in seeking to reduce investment exposures, or in seeking to achieve indirect investment exposures, to a sector, country, region or currency where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund's website (columbiathreadneedleus.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the Fund's website may not always be current.
 FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmark(s), and accordingly the Fund's holdings may diverge from those of its benchmark(s). In addition, the Fund may invest in securities outside any industry and geographic sectors represented in its benchmark(s). The Fund's weightings in individual securities, and in industry or geographic sectors, may also vary considerably from those of its benchmark(s).
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
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CTIVP® – BlackRock Global Inflation-Linked Securities Fund
More Information About the Fund (continued)
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year, may vary by share class and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios reflect the Fund’s fee arrangements as of the date of this prospectus and, unless indicated otherwise, are based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but unless indicated otherwise in the Annual Fund Operating Expenses table, no adjustments have been or will be made to the expense ratios to reflect any differences in the Fund’s average net assets between the most recently completed fiscal year and the date of this prospectus or a later date. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
 FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are allocated on a pro rata basis across all share classes. These fees include certain sub-transfer agency and shareholder servicing fees. For more information on these fees, see About Fund Shares and Transactions — Financial Intermediary Compensation.
Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through April 30, 2027, unless sooner terminated at the sole discretion of the Fund's Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:
CTIVP® - BlackRock Global Inflation-Linked Securities Fund
Class 1	0.62%
Class 2	0.87%
Class 3	0.745%
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.
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CTIVP® – BlackRock Global Inflation-Linked Securities Fund
More Information About the Fund (continued)
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Fund’s returns might have been lower.
Primary Service Provider Contracts
The Fund enters into contractual arrangements (Service Provider Contracts) with various service providers, including, among others, the Investment Manager, the Distributor, Columbia Management Investment Services Corp. (the Transfer Agent) and the Fund’s custodian. The Fund’s Service Provider Contracts are solely among the parties thereto. Shareholders are not parties to, or intended to be third-party beneficiaries of, any Service Provider Contracts. Further, this prospectus, the SAI and any Service Provider Contracts are not intended to give rise to any agreement, duty, special relationship or other obligation between the Fund and any investor, or give rise to any contractual, tort or other rights in any individual shareholder, group of shareholders or other person, including any right to assert a fiduciary or other duty, enforce the Service Provider Contracts against the parties or to seek any remedy thereunder, either directly or on behalf of the Fund. Nothing in the previous sentence should be read to suggest any waiver of any rights under federal or state securities laws.
The Investment Manager, the Distributor, and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 290 Congress Street, Boston, MA 02210 and serves as investment adviser and administrator to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, debt instruments and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund. The Investment Manager is responsible for the investment management of the Fund, but has delegated certain of its duties, including day-to-day portfolio management of all or a portion of the Fund’s assets to one or more investment subadvisers that determine what securities and other investments the Fund should buy or sell. The Investment Manager is also responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s other service providers and the provision of related clerical and administrative services.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint unaffiliated subadvisers by entering into subadvisory agreements with them, and to change in material respects the terms of those subadvisory agreements, including the fees paid thereunder, for the Fund without first obtaining shareholder approval, thereby avoiding the expense and delays typically associated with obtaining shareholder approval. The Fund furnishes shareholders with information about new subadvisers retained in reliance on the order within 90 days after hiring the subadviser. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager discloses to the Board the nature of any such material relationships. The SEC has issued a separate order that permits the Board to approve new subadvisory agreements or material changes to existing subadvisory agreements at a meeting that is not in person, provided that the Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting and other conditions of the order are satisfied.
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More Information About the Fund (continued)
The Fund pays the Investment Manager a fee for its management services, which include investment advisory services and administrative services. The fee is calculated as a percentage of the daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, management services fees paid to the Investment Manager by the Fund amounted to 0.51% of average daily net assets of the Fund, before any applicable reimbursements.
A discussion regarding the basis for the Board’s approval of the renewal of the Fund's management agreement is available in the Fund’s Form N-CSR for the fiscal period ended June 30, 2025.
The Investment Manager has, with the approval of the Board, engaged an investment subadviser(s) to make the day-to-day investment decisions for the Fund. The Investment Manager pays the subadviser(s) for investment advisory services and retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Investment Manager may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser. A discussion regarding the basis for the Board’s approval of the renewal of the investment subadvisory agreement with BlackRock is available in the Fund’s Form N-CSR for the fiscal period ended June 30, 2025. In addition, a discussion regarding the basis for the Board’s approval of the renewal of the investment sub-subadvisory agreement between BlackRock and BlackRock International Limited (BIL) is available in the Fund’s Form N-CSR for the fiscal period ended June 30, 2025.
Subadviser and Sub-Subadviser
BlackRock, which has served as Subadviser to the Fund since October 2012, is located at 50 Hudson Yards, New York, NY 10001. BlackRock, subject to the supervision of Columbia Management, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a subadvisory agreement with Columbia Management. BlackRock is also responsible for the supervision of BlackRock International Limited (BIL), an affiliate of BlackRock, located at Exchange Place One, 1 Semple Street, Edinburgh, EH3 8BL, Scotland, which assists in providing day-to-day portfolio management to the Fund pursuant to a sub-subadvisory agreement with BlackRock. BlackRock was established in 1988 and offers investment management services through various BlackRock entities that are registered as investment advisers with the U.S. Securities and Exchange Commission, as well as through multiple affiliates. As part of their investment management services, BlackRock and BIL collectively offer a variety of investment strategies, including but not limited to fixed income, cash management, equity, alternative, index and multi-asset.
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.
Subadviser: BlackRock Financial Management, Inc. (BlackRock)
Sub-Subadviser: BlackRock International Limited (BIL)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Russell Brownback	Managing Director of BlackRock	Co-Portfolio Manager	September 2025
Harrison Segall	Director of BlackRock	Co-Portfolio Manager	2024
Johan Sjogren	Managing Director of BlackRock	Co-Portfolio Manager	2024
Mr. Brownback joined BlackRock in 2009. He currently serves as Managing Director, and is Deputy Chief Investment Officer of Global Fixed Income, Head of Global Macro Positioning and a member of BlackRock’s Global Fixed Income Executive Committee. He began his investment career in 1992 and earned a B.A. in economics from Hobart College and an M.B.A. from the Kellogg Graduate School of Management at Northwestern University.
Mr. Segall joined BlackRock in 2008. He currently serves as Director, and is a portfolio manager within BlackRock’s Global Fixed Income Group. He began his investment career in 2008 and earned a B.S. in commerce, with a concentration in finance, from the University of Virginia.
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CTIVP® – BlackRock Global Inflation-Linked Securities Fund
More Information About the Fund (continued)
Mr. Sjogren joined BlackRock in 2010. He currently serves as Managing Director, and is a senior portfolio manager for the Fundamental European Fixed Income team within BlackRock’s Fundamental Fixed Income Group. He began his investment career in 2008 and earned a degree in economics from the University of St Andrews.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 290 Congress Street, Boston, MA 02210. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 290 Congress Street, Boston, MA 02210, and its responsibilities include processing purchases, redemptions and transfers of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Transfer Agent has engaged SS&C GIDS, Inc. to provide various sub-transfer agency services. The Fund pays a service fee to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners and the separate accounts. The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■
compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■
the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■
separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■
regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
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More Information About the Fund (continued)
■
insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests;
■
regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund; and
■
insurance companies investing in the Fund may be affiliates of Ameriprise Financial; these affiliated insurance companies, individually and collectively, may hold through separate accounts a significant portion of the Fund's shares and may also invest in separate accounts managed by the Investment Manager that have the same or substantially similar investment objectives and strategies as the Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s Form N-CSR and in the SAI. Additionally, Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
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Prospectus 2026

CTIVP® – BlackRock Global Inflation-Linked Securities Fund
About Fund Shares and Transactions
Description of the Share Classes
Share Class Features
The Fund offers the classes of shares set forth on the cover of this prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class 1, Class 2 and Class 3 shares.
	Class 1 Shares	Class 2 Shares	Class 3 Shares
Eligible Investors
Shares of the Fund are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies
(collectively, Contracts) or qualified pension and retirement plans (Qualified Plans) or other eligible investors authorized by the Distributor.

Investment Limits	none	none	none
Conversion Features	none	none	none
Front-End Sales Charges	none	none	none
Contingent Deferred Sales Charges (CDSCs)	none	none	none
Maximum Distribution and/or Service Fees	none	0.25%	0.125%
 FUNDamentals
Financial Intermediaries
The term “financial intermediary” refers to the insurance company that issued your contract, qualified pension or retirement plan sponsors or the financial intermediary that employs your financial advisor. Financial intermediaries also include broker-dealers and financial advisors as well as firms that employ broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other firms in the financial services industry, including Ameriprise Financial and its affiliates.
Distribution and/or Service Fees
Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board has approved, and the Fund has adopted, a distribution plan which sets the distribution fees that are periodically deducted from the Fund’s assets for Class 2 and Class 3 shares. The distribution fee for Class 2 shares is 0.25% and the distribution fee for Class 3 shares is 0.125%. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or financial intermediaries for selling shares of the Fund and/or providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.
The Fund will pay these fees to the Distributor and/or to eligible financial intermediaries for as long as the distribution plan continues. The Fund may reduce or discontinue payments at any time.
The Fund pays a service fee to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners, Qualified Plan participants and the separate accounts.
Financial Intermediary Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to financial intermediaries, primarily to affiliated and unaffiliated insurance companies, for marketing/sales support services relating to the Fund (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary; gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary; or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the Marketing Support Payments to any one financial intermediary are generally between 0.05% and
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CTIVP® – BlackRock Global Inflation-Linked Securities Fund
About Fund Shares and Transactions (continued)
0.40% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.05% and 0.25% on an annual basis for a financial intermediary receiving a payment based on gross sales of the Columbia Funds attributable to the financial intermediary.
As employee compensation and business unit operating goals at all levels are generally tied to the success of Ameriprise Financial, employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, are incented to include shares of the Columbia Funds in Contracts offered by affiliated insurance companies. Certain employees, directly or indirectly, receive higher compensation and other benefits as investment in the Columbia Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the Distributor and the Investment Manager, and the products they offer, including the Fund.
In addition, the Transfer Agent has certain arrangements in place to compensate financial intermediaries, primarily to affiliated and unaffiliated insurance companies, that hold Fund shares through networked and omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial Fund shareholders (Shareholder Services). Shareholder Services and related fees vary by financial intermediary and may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, maintenance of shareholder records, preparation of account statements and provision of customer service, and are not intended to include services that are primarily intended to result in the sale of Fund shares. Payments for Shareholder Services generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares. Each Fund pays the Transfer Agent a service fee equal to the payments made by the Transfer Agent to participating insurance companies and other financial intermediaries that provide Shareholder Services up to the lesser of the amount charged by the financial intermediary or a contractual asset-based cap. Payments of amounts that exceed the amount paid by the Fund are borne by the Transfer Agent, the Investment Manager and/or their affiliates.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates typically make other payments or allow promotional incentives to certain broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the financial intermediaries, including Ameriprise Financial affiliates, to which the Distributor, the Investment Manager or their affiliates have agreed to make Marketing Support Payments and fee payments for Shareholder Services.
Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial advisors may have a conflict of interest or financial incentive with respect to recommendations regarding the Fund or any Contract or Qualified Plan that includes the Fund.
Share Price Determination
The price you pay or receive when you buy, sell or transfer shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day, with the value of the Fund's shares based on the total value of all of the securities and other assets that it holds as of such specified time.
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CTIVP® – BlackRock Global Inflation-Linked Securities Fund
About Fund Shares and Transactions (continued)
 FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV per share as follows:
NAV per share = (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
 FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day typically ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. The Fund will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as a close of regular trading on the NYSE for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Nonetheless, the NAV of Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Fund’s Board may approve or ratify. On holidays and other days when the NYSE is closed, the Fund’s NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities listed on an exchange are typically valued at the closing price or last trade on their primary exchange at the close of business of the NYSE. Equity securities without a readily available closing price or that are not listed on any exchange are typically valued at the mean between the closing bid and asked prices. Other equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are fair valued unless market quotations are readily available, fixed income investments maturing in 60 days or less are valued primarily using the amortized cost method, unless this methodology results in a valuation that does not approximate the market value of these securities, and those maturing in excess of 60 days are valued based on prices obtained from a pricing service, if available (which may represent market values or fair values). Investments in other open-end funds are valued at their published NAVs. The value of the Fund’s portfolio securities is determined in accordance with the valuation policy approved by the Board (the Valuation Policy). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Investment Manager as the Fund’s valuation designee. The Investment Manager, in turn, has authorized its valuation committee to make fair value determinations and to carry out supervisory and certain other functions relating to the valuation of Fund portfolio securities, pursuant to the Valuation Policy.
If a market price is not readily available or is deemed not to reflect market value for a portfolio security, the Investment Manager will determine the price based on a determination of the security's fair value pursuant to the Valuation Policy. In addition, the Investment Manager may use fair valuation techniques to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security.
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About Fund Shares and Transactions (continued)
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Investment Manager uses fair valuation to price equity securities, it may value those securities higher or lower than another fund or manager would. Also, fair valuation of Fund holdings may cause the Fund's performance to diverge to a greater degree from the performance of various benchmark indices used to compare the Fund's performance because indices generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Futures and options on futures are valued based upon the settlement price as determined by the principal exchange on which they are traded or, in the absence of a settlement price, at the mean of the closing bid and ask. Generally, over-the-counter derivatives, such as swaps and swaptions, are valued based on a price provided by an approved pricing service.
Shareholder Information
Each share class has its own cost structure and other features. Your product may not offer every share class. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the Fund and available under your product. Shares of the Fund are generally available for purchase only by participating insurance companies in connection with Contracts and Qualified Plan sponsors.
The Fund, the Distributor or the Transfer Agent may refuse any order to buy or transfer shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.
Shares of the Fund may not be purchased or sold directly by individual Contract owners or participants in a Qualified Plan. When you sell your shares through your Contract or Qualified Plan, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations, as described under Satisfying Fund Redemption Requests below.
Depending on the context, references to “you” or “your” herein refer either to the holder of a Contract, participant in a Qualified Plan or qualified institutional investor who may select Fund shares to fund his or her investment in the Contract or Qualified Plan or to the participating insurance company as the holder of Fund shares through one or more separate accounts or the Qualified Plan.
Satisfying Fund Redemption Requests
The Fund typically expects to send the redeeming participating insurance company or Qualified Plan sponsor payment for shares within two business days after your trade date. The Fund can suspend redemptions and/or delay payment of redemption proceeds for up to seven days. The Fund can also suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.
The Fund typically seeks to satisfy redemption requests from cash or cash equivalents held by the Fund, from the proceeds of orders to purchase Fund shares or from the proceeds of sales of Fund holdings effected in the normal course of managing the Fund. However, the Fund may have to sell Fund holdings, including in down markets, to meet heavier than usual redemption requests. For example, under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Fund’s investments, the Fund may be more likely to be forced to sell Fund holdings to meet redemptions than under normal market circumstances. In these situations, the Fund’s portfolio managers may have to sell Fund holdings that would not otherwise be sold because, among other reasons, the current price to be received is less than the value of the holdings perceived by the Fund’s portfolio managers. The Fund may also, under certain circumstances (but more likely under stressed or abnormal market conditions or circumstances), borrow money under a credit facility to which the Fund and certain other Columbia Funds are parties or from other Columbia Funds under an interfund lending program (except for closed-end funds and money market funds, which are not eligible to borrow under the program). The Fund and the
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About Fund Shares and Transactions (continued)
other Columbia Funds are limited as to the amount that each may individually and collectively borrow under the credit facility and the interfund lending program. As a result, borrowings available to the Fund under the credit facility and the interfund lending program might be insufficient, alone or in combination with the other strategies described herein, to satisfy Fund redemption requests. Please see About Fund Investments – Borrowings – Interfund Lending in the SAI for more information about the credit facility and interfund lending program. The Fund is also limited in the total amount it may borrow. The Fund may only borrow to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any exemptive relief available to the Fund, which currently limit Fund borrowings to 33 1/3% of total assets (including any amounts borrowed) less liabilities (other than borrowings), plus an additional 5% of its total assets for temporary purposes (to be repaid within 60 days without extension or renewal), in each case determined at the time the borrowing is made.
In addition, the Fund reserves the right to honor redemption orders in whole or in part with in-kind distributions of Fund portfolio securities instead of cash if the Investment Manager, in its sole discretion, determines it to be in the best interest of the remaining shareholders. Such in-kind distributions typically represent a pro-rata portion of Fund portfolio assets subject to adjustments (e.g., for non-transferable securities, round lots and derivatives). In the event the Fund distributes portfolio securities in kind, shareholders may incur brokerage and other transaction costs associated with converting the portfolio securities into cash. Also, the portfolio securities may increase or decrease in value after they are distributed but before they are converted into cash. For U.S. federal income tax purposes, redemptions paid in securities are generally treated the same as redemptions paid in cash. If, during any 90-day period, you redeem shares in an amount greater than $250,000 or 1% of the Fund’s net assets (whichever is less), and if the Investment Manager determines it to be feasible and appropriate, the Fund may pay the redemption amount above such threshold by an in-kind distribution of Fund portfolio securities. Although shares of the Fund may not be purchased or sold by individual owners of Contracts or Qualified Plans, this policy applies indirectly to Contract and Qualified Plan owners.
Potential Conflicts of Interest – Mixed and Shared Funding
The Fund is available for purchase only through Contracts offered by participating insurance companies, Qualified Plans and other qualified institutional investors authorized by the Distributor. Due to differences in tax treatment and other considerations, the interests of various Contract owners, and the interests of Qualified Plan participants, if any, may conflict. The Fund does not foresee any disadvantages to investors arising from these potential conflicts of interest at this time. Nevertheless, the Board of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.
Order Processing
Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Qualified Plan sponsor are processed on business days. Orders received in “good form” by the Transfer Agent or a financial intermediary, including your participating insurance company or Qualified Plan sponsor, before the end of a business day are priced at the NAV per share of the Fund's applicable share class on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. An order is in “good form” if the Transfer Agent or your financial intermediary has all of the information and documentation it deems necessary to effect your order. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Qualified Plan. Any charges that apply to your Contract or Qualified Plan, and any charges that apply to separate accounts of participating insurance companies or Qualified Plans that may own shares directly, are described in your separate Contract prospectus or Qualified Plan disclosure documents.
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About Fund Shares and Transactions (continued)
You may transfer all or part of your investment in the Fund to one or more of the other investment options available under your Contract or Qualified Plan. You may provide instructions to sell any amount allocated to the Fund. Proceeds will be mailed within seven days after your surrender or withdrawal request is received in good form by an authorized agent. The amount you receive may be more or less than the amount you invested.
Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for more information about transfers as well as surrenders and withdrawals.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Fund or certain of its service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Fund are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information; and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading. Investments in a Fund by institutional investors in connection with redemptions in-kind are exempt from the Excessive Trading Policies and Procedures because they generally do not raise market timing or excessive trading concerns. Further discussion about the Fund’s use of redemptions in-kind is available under Satisfying Fund Redemption Requests.
The Fund reserves the right to reject, without any prior notice, any purchase or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a purchase or transfer order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to purchase or transfer transactions communicated directly to the Transfer Agent and to those received by financial intermediaries.
Specific Buying and Transferring Limitations — If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including transfer buy orders, involving any Fund.
For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future purchase orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common
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About Fund Shares and Transactions (continued)
intermediary generally will not be considered to be under common ownership or control. The Fund reserves the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or transfer orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients' transactions and accounts, and in these circumstances, the identities of the financial intermediary clients that beneficially own Fund shares are often not known to the Fund.
Some financial intermediaries apply their own restrictions or policies to their clients’ transactions and accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■
negative impact on the Fund's performance;
■
potential dilution of the value of the Fund's shares;
■
interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■
losses on the sale of investments resulting from the need to sell securities at less favorable prices; and
■
increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution, which may be exacerbated as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments do not work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded securities and other debt instruments that are rated below investment grade (commonly called “high-yield” or “junk” bonds), equity securities of small-capitalization companies, floating rate loans, or tax-exempt or other securities that may trade infrequently, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities as of the Fund's valuation time. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest only, or significantly, in highly liquid securities, in part because the Fund may have difficulty selling these particular investments at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by non-redeeming shareholders.
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About Fund Shares and Transactions (continued)
Excessive Trading Practices Policy of Columbia Variable Portfolio - Government Money Market Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Variable Portfolio - Government Money Market Fund shares. However, since frequent purchases and sales of Columbia Variable Portfolio - Government Money Market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Variable Portfolio - Government Money Market Fund) and disrupting portfolio management strategies, Columbia Variable Portfolio - Government Money Market Fund reserves the right, but has no obligation, to reject any purchase or transfer transaction at any time. Columbia Variable Portfolio - Government Money Market Fund has no limits on purchase or transfer transactions. In addition, Columbia Variable Portfolio - Government Money Market Fund reserves the right to impose or modify restrictions on purchases, transfers or trading of Fund shares at any time.
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Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■
It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■
A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is generally unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than its adjusted cost basis, and will generally realize a capital loss if it sells that investment for a lower price than its adjusted cost basis. Capital gains and losses are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term) or more than one year (long-term).
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money (or be exposed to additional losses, if the fund earns a negative return). Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal income or excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:
Declaration and Distribution Schedule
Declarations	Annually
Distributions	Annually
The Fund may declare or pay distributions of net investment income more frequently.
Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the NAV per share of the share class is reduced by the amount of the distribution.
The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions to be paid in cash.
Taxes and Your Investment
Taxation of the Fund: The Fund has elected and intends to qualify and to be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify and be eligible for treatment as a regulated investment company would result in fund-level taxation, and consequently, a reduction in income available for distribution to you.
Taxation of Fund Shares: Shares of the Fund are only offered to separate accounts of participating insurance companies, Qualified Plans, and certain other eligible persons or plans permitted to hold shares of the Fund pursuant to the applicable U.S. Treasury Regulations without impairing the ability of participating insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended. Each participating insurance company, including each participating insurance company that is an affiliate of the Investment Manager, includes in its taxable income any net investment income derived from the investment of assets held in its separate accounts because the insurance company is considered the owner of these assets under federal income tax law. The insurance company may claim certain tax benefits associated with this investment
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CTIVP® – BlackRock Global Inflation-Linked Securities Fund
Distributions and Taxes (continued)
income. These benefits, which may include foreign tax credits (which can reduce the insurance company’s U.S. taxes on foreign source income) and the corporate dividends-received deduction (which is a tax deduction for the insurance company attributable to certain dividends received from the Fund), are not passed on to Contract owners since the affiliated insurance company is the owner of the assets under federal tax law and is taxed on the investment income generated by the assets.
Taxation of Variable Annuity Contracts and Variable Life Insurance Policies: Your Contract may qualify for favorable tax treatment. Please refer to your Contract prospectus for more information about the tax implications of your investment in the Contract. As long as your Contract continues to qualify for such favorable tax treatment, you will not be taxed currently on your investment in the Fund through such Contract, even if the Fund makes distributions to the separate account and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the separate accounts of participating insurance companies, which maintain and invest net proceeds from Contracts, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a Contract will be “adequately diversified.” If the Fund does not meet such requirements because its investments are not adequately diversified, your Contract could lose its favorable tax treatment, and income and gain allocable to your Contract could be taxable currently to you. This could also occur if Contract holders are found to have an impermissible level of control over the investments underlying their Contracts. You should consult with the participating insurance company that issued your Contract, plan sponsor, or other eligible investor through which your investment in the Fund is made regarding the U.S. federal income taxation of your investment.
 FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your indirect investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account other than a Contract, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
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Financial Highlights
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total return for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Form N-CSR, which is available upon request.
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Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Year Ended 12/31/2025	$4.37	0.16	0.02	0.18	(0.16)	—	(0.16)
Year Ended 12/31/2024	$4.50	0.12	(0.16)	(0.04)	(0.09)	—	(0.09)
Year Ended 12/31/2023	$4.74	0.16	0.02	0.18	(0.42)	—	(0.42)
Year Ended 12/31/2022	$6.14	0.35	(1.39)	(1.04)	(0.26)	(0.10)	(0.36)
Year Ended 12/31/2021	$6.04	0.18	0.09	0.27	(0.05)	(0.12)	(0.17)
Class 2
Year Ended 12/31/2025	$4.25	0.14	0.02	0.16	(0.15)	—	(0.15)
Year Ended 12/31/2024	$4.38	0.10	(0.15)	(0.05)	(0.08)	—	(0.08)
Year Ended 12/31/2023	$4.62	0.14	0.03	0.17	(0.41)	—	(0.41)
Year Ended 12/31/2022	$5.99	0.32	(1.35)	(1.03)	(0.24)	(0.10)	(0.34)
Year Ended 12/31/2021	$5.89	0.14	0.12	0.26	(0.04)	(0.12)	(0.16)
Class 3
Year Ended 12/31/2025	$4.34	0.15	0.02	0.17	(0.16)	—	(0.16)
Year Ended 12/31/2024	$4.47	0.11	(0.16)	(0.05)	(0.08)	—	(0.08)
Year Ended 12/31/2023	$4.71	0.15	0.03	0.18	(0.42)	—	(0.42)
Year Ended 12/31/2022	$6.10	0.33	(1.37)	(1.04)	(0.25)	(0.10)	(0.35)
Year Ended 12/31/2021	$6.00	0.15	0.12	0.27	(0.05)	(0.12)	(0.17)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
(d)	Ratios include interfund lending expense which is less than 0.01%.
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Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000's)
Class 1
Year Ended 12/31/2025	$4.39	4.23%	0.83%(c)	0.62%(c)	3.55%	63%	$1,323
Year Ended 12/31/2024	$4.37	(0.92%)	0.81%(c)	0.61%(c)	2.57%	78%	$1,139
Year Ended 12/31/2023	$4.50	4.10%	0.74%(c),(d)	0.60%(c),(d)	3.39%	112%	$1,141
Year Ended 12/31/2022	$4.74	(17.51%)	0.70%(c)	0.60%(c)	6.63%	123%	$1,219
Year Ended 12/31/2021	$6.14	4.56%	0.72%(c)	0.61%(c)	2.99%	58%	$682
Class 2
Year Ended 12/31/2025	$4.26	3.84%	1.07%(c)	0.87%(c)	3.31%	63%	$17,577
Year Ended 12/31/2024	$4.25	(1.20%)	1.06%(c)	0.86%(c)	2.33%	78%	$19,634
Year Ended 12/31/2023	$4.38	3.89%	0.99%(c),(d)	0.85%(c),(d)	3.15%	112%	$23,286
Year Ended 12/31/2022	$4.62	(17.69%)	0.94%(c)	0.85%(c)	6.21%	123%	$26,850
Year Ended 12/31/2021	$5.99	4.43%	0.97%(c)	0.87%(c)	2.41%	58%	$31,002
Class 3
Year Ended 12/31/2025	$4.35	3.88%	0.94%(c)	0.75%(c)	3.43%	63%	$46,405
Year Ended 12/31/2024	$4.34	(1.06%)	0.94%(c)	0.74%(c)	2.47%	78%	$51,095
Year Ended 12/31/2023	$4.47	3.95%	0.86%(c),(d)	0.73%(c),(d)	3.26%	112%	$59,220
Year Ended 12/31/2022	$4.71	(17.58%)	0.82%(c)	0.73%(c)	6.26%	123%	$67,438
Year Ended 12/31/2021	$6.10	4.48%	0.85%(c)	0.74%(c)	2.46%	58%	$90,783

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41

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CTIVP® – BlackRock Global Inflation-Linked Securities Fund

For More Information
The Fund is generally available only to owners of Contracts issued by participating insurance companies and participants in Qualified Plans. Please refer to your Contract prospectus or Qualified Plan disclosure documents for information about how to buy, sell and transfer shares of the Fund.
Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders and in Form N-CSR. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In the Fund’s Form N-CSR, you will find the Fund’s annual and semiannual financial statements. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail: Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
By Telephone: 800.345.6611
Online: columbiathreadneedleus.com
Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
The investment company registration number of Columbia Funds Variable Series Trust II, of which the Fund is a series, is 811-22127.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.
The Fund is distributed by Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2026 Columbia Threadneedle. All rights reserved.
PRO7029_12_E01_(05/26)

CTIVP® – Fidelity Institutional AM® Total Bond Fund
(formerly known as CTIVP® – American Century Diversified Bond Fund)
Prospectus
May 1, 2026

The Fund may offer Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). There are no exchange ticker symbols associated with shares of the Fund.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CTIVP® – Fidelity Institutional AM® Total Bond Fund

2
Prospectus 2026

CTIVP® – Fidelity Institutional AM® Total Bond Fund
Summary of the Fund
Investment Objective
CTIVP® – Fidelity Institutional AM® Total Bond Fund (the Fund) seeks to provide shareholders with a high level of current income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2
Management fees	0.48%	0.48%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.01%	0.01%
Total annual Fund operating expenses(a)	0.49%	0.74%
(a)
“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
 Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■
you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■
your investment has a 5% return each year, and
■
the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
	1 year	3 years	5 years	10 years
Class 1 (whether or not shares are redeemed)	$50	$157	$274	$616
Class 2 (whether or not shares are redeemed)	$76	$237	$411	$918
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 238% of the average value of its portfolio.
Prospectus 2026
3

CTIVP® – Fidelity Institutional AM® Total Bond Fund
Summary of the Fund (continued)
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds and other debt securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Debt securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures). Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the Fund's 80% policy, consistent with the Fund's investment policies and limitations with respect to investments in derivatives. The subadvisers use the Bloomberg U.S. Aggregate Bond Index (the Index) as a guide in structuring the Fund and selecting its investments. The subadvisers manage the Fund to have similar overall interest rate risk to the Index.
The Fund may invest up to 20% of its net assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield” investments or “junk” bonds).
The Fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. Government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. Government. Securities issued or guaranteed by other U.S. Government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. Government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.
The Fund may invest up to 25% of its net assets in debt instruments of foreign issuers, including issuers in emerging markets.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund may engage in transactions that have a leveraging effect on the Fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-selling securities, to adjust the Fund’s risk exposure.
The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the “to be announced” (TBA) market and those in a dollar roll transaction.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.
Principal Risks
An investment in the Fund involves risks, including Interest Rate Risk, Credit Risk, High-Yield Investments Risk, Market Risk, and Changing Distribution Level Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
4
Prospectus 2026

CTIVP® – Fidelity Institutional AM® Total Bond Fund
Summary of the Fund (continued)
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Changing Distribution Level Risk. The Fund normally expects to receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amounts paid by the Fund will vary and generally depend on the amount of income the Fund earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in the Fund’s income or net capital gains arising from its investments may reduce its distribution level.
Credit Risk. Credit risk is the risk that the value of debt instruments may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies, such as S&P Global Ratings, Moody’s Investors Service, Inc. (Moody’s Ratings), Fitch Ratings, Inc. (Fitch), Morningstar DBRS (DBRS) and Kroll Bond Rating Agency, LLC (KBRA), assign credit ratings to certain debt instruments to indicate their credit risk. A rating downgrade by such agencies can negatively impact the value of such instruments. Lower-rated or unrated instruments held by the Fund may present increased credit risk as compared to higher-rated instruments. Non-investment grade debt instruments may be subject to greater price fluctuations and are more likely to experience a default than investment grade debt instruments and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated instruments, or if the ratings of instruments held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.
Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments with a value in relation to, or derived from, the value of an underlying asset(s) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful, and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial losses for the Fund. Derivatives may be more volatile than other types of investments. The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Forward Contracts Risk. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated and can experience lengthy periods of illiquidity, unusually high trading volume and other negative impacts, such as political intervention, which may result in volatility or disruptions in such markets. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Futures Contracts Risk. A futures contract is an exchange-traded derivative transaction between two parties in which a buyer (holding the “long” position) agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller (holding the “short” position). The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Certain futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit
Prospectus 2026
5

CTIVP® – Fidelity Institutional AM® Total Bond Fund
Summary of the Fund (continued)
fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Because of the low margin deposits normally required in futures trading, it is possible that the Fund may employ a high degree of leverage in the portfolio. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts executed (if any) on foreign exchanges may not provide the same protection as U.S. exchanges. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Swaps Risk. In a typical swap transaction, two parties agree to exchange the return earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Fund. The Fund may only close out a swap with its particular counterparty and may only transfer a position with the consent of that counterparty. Certain swaps, such as short swap transactions and total return swaps, have the potential for unlimited losses, regardless of the size of the initial position. Swaps can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile, and may be more susceptible to market manipulation, than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.
Fixed Income Instruments Risk. The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value.
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. Investing in securities of foreign companies subjects the Fund to the risks associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, including risks related to political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country or region, as well as risks associated with less
6
Prospectus 2026

CTIVP® – Fidelity Institutional AM® Total Bond Fund
Summary of the Fund (continued)
developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
Forward Commitments on Mortgage-Backed Securities (including Dollar Rolls) Risk. When purchasing mortgage-backed securities in the “to be announced” (TBA) market (MBS TBAs), the seller agrees to deliver mortgage-backed securities for an agreed upon price on an agreed upon date, but may make no guarantee as to the specific securities to be delivered. In lieu of taking delivery of mortgage-backed securities, the Fund could enter into dollar rolls, which are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk). MBS TBAs and dollar rolls are subject to the risk that the counterparty to the transaction may not perform or be unable to perform in accordance with the terms of the instrument.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs associated with portfolio turnover may adversely affect the Fund’s performance.
High-Yield Investments Risk. Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated debt instruments of comparable quality expose the Fund to a greater risk of loss of principal and income than a fund that invests solely or primarily in investment grade debt instruments. In addition, these investments have greater price fluctuations, are less liquid and are more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund's performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures,
Prospectus 2026
7

CTIVP® – Fidelity Institutional AM® Total Bond Fund
Summary of the Fund (continued)
breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Use of leverage can produce volatility and may exaggerate changes in the NAV of Fund shares and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Decreases in the number of financial institutions, including banks and broker-dealers, willing to make markets (match up sellers and buyers) in the Fund’s investments or decreases in their capacity or willingness to trade such investments may increase the Fund’s exposure to this risk. The debt market has experienced considerable growth, and financial institutions making markets in instruments purchased and sold by the Fund (e.g., bond dealers) have been subject to increased regulation. The impact of that growth and regulation on the ability and willingness of financial institutions to engage in trading or “making a market” in such instruments remains unsettled. Certain types of investments, such as lower-rated securities or those that are purchased and sold in over-the-counter markets, may be especially subject to liquidity risk. Securities or other assets in which the Fund invests may be traded in the over-the-counter market rather than on an exchange and therefore may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial
8
Prospectus 2026

CTIVP® – Fidelity Institutional AM® Total Bond Fund
Summary of the Fund (continued)
market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations and collateralized loan obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority, enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a bond or other security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be called as expected. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow on such investments, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of an investment beyond the prepayment time. If the Fund’s investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on investments with higher interest rates or wider spreads.
Reinvestment Risk. Reinvestment risk arises when the Fund is unable to reinvest income or principal at the same or at least the same return it is currently earning.
Rule 144A and Other Exempted Securities Risk. The Fund may invest in privately placed and other securities or instruments exempt from SEC registration (collectively “private placements”), subject to certain regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could adversely affect the marketability of such investments and the Fund might be unable to dispose of them promptly or at reasonable prices, subjecting the Fund to liquidity risk. The Fund’s holdings of private placements may increase the level of Fund illiquidity if eligible buyers are unable or unwilling to purchase them at a particular time. Issuers of Rule 144A eligible securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available since the offering information is not filed with the SEC. Further, issuers of Rule 144A eligible securities can require recipients of the offering information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.
Unrated Securities Risk. The Fund may purchase unrated securities which are not rated by a rating agency. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Investment Manager may not accurately evaluate the security’s comparative credit rating. Analysis of creditworthiness of issuers of high yield
Prospectus 2026
9

CTIVP® – Fidelity Institutional AM® Total Bond Fund
Summary of the Fund (continued)
securities may be more complex than for issuers of higher-quality debt securities. To the extent that the Fund purchases unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Investment Manager’s creditworthiness analysis than if the Fund invested exclusively in rated securities.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance.
Except for differences in annual returns resulting from differences in expenses (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.
The Fund’s performance prior to May 2026 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.
Year by Year Total Return (%) as of December 31 Each Year	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	4th Quarter 2023	7.53%
	Worst	1st Quarter 2022	-6.51%
 Average Annual Total Returns (for periods ended December 31, 2025)

	Share Class Inception Date	1 Year	5 Years	10 Years
Class 1	05/07/2010	7.48%	-0.35%	2.33%
Class 2	05/07/2010	7.24%	-0.57%	2.08%
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees, expenses or taxes)		7.30%	-0.36%	2.01%

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Prospectus 2026

CTIVP® – Fidelity Institutional AM® Total Bond Fund
Summary of the Fund (continued)
Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC
Subadviser: FIAM LLC (FIAM)
Sub-Subadviser: FMR Investment Management (UK) Limited (FMR UK)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Celso Muñoz	Lead Portfolio Manager, Core Plus strategy	Lead Portfolio Manager	May 2026
Franco Castagliuolo	Portfolio Manager, Fixed Income division	Portfolio Manager	May 2026
Brian Day	Portfolio Manager, Fixed Income division	Portfolio Manager	May 2026
Michael Foggin	Portfolio Manager, Fixed Income division	Portfolio Manager	May 2026
Benjamin Harrison	Portfolio Manager, High Income and Alternatives division	Portfolio Manager	May 2026
Michael Plage	Portfolio Manager, Fixed Income division	Portfolio Manager	May 2026
Julian Potenza	Portfolio Manager, Fixed Income division	Portfolio Manager	May 2026
Stacie Ware	Portfolio Manager, Fixed Income division	Portfolio Manager	May 2026
Purchase and Sale of Fund Shares
The Fund is available for purchase through Contracts offered by the separate accounts of participating insurance companies or Qualified Plans or by other eligible investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). Shares of the Fund may not be purchased or sold by individual owners of Contracts or Qualified Plans. If you are a Contract holder or Qualified Plan participant, please refer to your separate Contract prospectus or Qualified Plan disclosure documents for information about minimum investment requirements and how to purchase and redeem shares of the Fund on days the Fund is open for business.
Tax Information
The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, which are generally the participating insurance companies and Qualified Plans investing in the Fund through separate accounts. These distributions may not be taxable to you as the holder of a Contract or a participant in a Qualified Plan. Please consult the prospectus or other information provided to you by your participating insurance company and/or Qualified Plan regarding the U.S. federal income taxation of your contract, policy and/or plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial advisor or salesperson or visit your financial intermediary’s website for more information.
Prospectus 2026
11

CTIVP® – Fidelity Institutional AM® Total Bond Fund
More Information About the Fund
Investment Objective
CTIVP® – Fidelity Institutional AM® Total Bond Fund (the Fund) seeks to provide shareholders with a high level of current income. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change. Because any investment involves risk, there is no assurance the Fund’s investment objective will be achieved.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in bonds and other debt securities. Debt securities are used by issuers to borrow money. The issuer usually pays a fixed, variable, or floating rate of interest, and must repay the amount borrowed, usually at the maturity of the security. Debt securities include corporate bonds, government securities (including Treasury securities), repurchase agreements, money market securities, mortgage and other asset-backed securities, loans and loan participations, and other securities, such as hybrids and synthetic securities, believed to have debt-like characteristics (e.g., securities classified as Tier 2 Regulatory capital, securities that rank above share capital in an insolvency waterfall, securities with maturity dates and non-cancellable interest payment structures). Derivative instruments that provide investment exposure to the investments above or exposure to one or more market risk factors associated with such investments are included in the Fund's 80% policy, consistent with the Fund's investment policies and limitations with respect to investments in derivatives. The subadvisers use the Bloomberg U.S. Aggregate Bond Index (the Index) as a guide in structuring the Fund and selecting its investments. The subadvisers manage the Fund to have similar overall interest rate risk to the Index.
The Fund may invest up to 20% of its net assets in debt instruments that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality (commonly referred to as “high yield” investments or “junk” bonds).
The Fund may invest in securities issued or guaranteed by the U.S. Treasury and certain U.S. Government agencies or instrumentalities such as the Government National Mortgage Association (Ginnie Mae). Ginnie Mae is supported by the full faith and credit of the U.S. Government. Securities issued or guaranteed by other U.S. Government agencies or instrumentalities, such as the Federal National Mortgage Association (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank (FHLB) are not guaranteed by the U.S. Treasury or supported by the full faith and credit of the U.S. Government. However, they are authorized to borrow from the U.S. Treasury to meet their obligations.
The Fund may invest up to 25% of its net assets in debt instruments of foreign issuers, including issuers in emerging markets. The Fund allocates assets across investment-grade, high yield, and emerging markets debt securities. Emerging markets include countries that have an emerging stock market as defined by MSCI, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets that the Fund identifies as having similar emerging markets characteristics. Emerging markets tend to have relatively low gross national product per capita compared to the world’s major economies and may have the potential for rapid economic growth.
The Fund may invest in privately placed and other securities or instruments that are purchased and sold pursuant to Rule 144A or other exemptions under the Securities Act of 1933, as amended, subject to certain regulatory restrictions.
The Fund may engage in transactions that have a leveraging effect on the Fund, including investments in derivatives - such as swaps (interest rate, total return, and credit default), options, and futures contracts - and forward-selling securities, to adjust the Fund’s risk exposure.
The Fund may purchase or sell securities on a when-issued, delayed delivery or forward commitment basis. Such securities may include mortgage-backed securities acquired or sold in the “to be announced” (TBA) market and those in a dollar roll transaction.
The selection of debt obligations is the primary decision in building the investment portfolio.
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Prospectus 2026

CTIVP® – Fidelity Institutional AM® Total Bond Fund
More Information About the Fund (continued)
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager to the Fund and is responsible for the oversight of, including the establishment of risk management parameters for, the Fund’s subadviser, FIAM LLC (FIAM or the Subadviser), which provides day-to-day portfolio management to the Fund. FIAM is also responsible for the supervision of FMR Investment Management (UK) Limited (FMR UK), an affiliate of FIAM, which assists in providing day-to-day portfolio management to the Fund pursuant to a sub-subadvisory agreement with FIAM. FIAM and FMR UK are collectively referred to as the Subadvisers.
In pursuit of the Fund’s objective, the Subadvisers consider other factors when selecting the Fund's investments, including the credit quality of the issuer, security-specific features, current valuation relative to alternatives in the market, short-term trading opportunities resulting from market inefficiencies, and potential future valuation. In managing the Fund's exposure to various risks, including interest rate risk, the Subadvisers consider, among other things, the market's overall risk characteristics, the market's current pricing of those risks, and internal views of potential future market conditions.
The Subadvisers allocate the Fund's assets among different market sectors (for example, corporate, asset-backed, or government securities) and different maturities based on its view of the relative value of each sector or maturity.
In selecting foreign securities, the Subadvisers’ analysis also considers the credit, currency, and economic risks associated with the security and the country of its issuer. The Subadvisers may also consider an issuer's potential for success in light of its current financial condition, its industry position, and economic and market conditions.
The Fund’s investment strategy may involve the frequent trading of portfolio securities.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change.
Principal Risks
An investment in the Fund involves risks, including Interest Rate Risk, Credit Risk, High-Yield Investments Risk, Market Risk, and Changing Distribution Level Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Changing Distribution Level Risk. The Fund normally expects to receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amounts paid by the Fund will vary and generally depend on the amount of income the Fund earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in the Fund’s income or net capital gains arising from its investments may reduce its distribution level.
Credit Risk. Credit risk is the risk that the value of debt instruments may decline if the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Various factors could affect the actual or perceived willingness or ability of the issuer to make timely interest or principal payments, including changes in the financial condition of the issuer or in general economic conditions. Credit rating agencies, such as S&P Global Ratings, Moody’s Ratings, Fitch, DBRS and KBRA, assign credit ratings to certain debt instruments to indicate their credit risk. A rating downgrade by such agencies can negatively impact the value of such instruments. Lower-rated or unrated instruments held by the
Prospectus 2026
13

CTIVP® – Fidelity Institutional AM® Total Bond Fund
More Information About the Fund (continued)
Fund may present increased credit risk as compared to higher-rated instruments. Non-investment grade debt instruments may be subject to greater price fluctuations and are more likely to experience a default than investment grade debt instruments and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated instruments, or if the ratings of instruments held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual.
Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments, traded on an exchange or in the over-the-counter (OTC) markets, with a value in relation to, or derived from, the value of an underlying asset(s) (such as a security, commodity or currency) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful, and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial losses for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of an adverse movement in the value, price or rate of the underlying reference (market risk), the risk of an adverse movement in the value of underlying currencies (foreign currency risk) and the risk of an adverse movement in underlying interest rates (interest rate risk). Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that the return on an investment may not keep pace with inflation (inflation risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.
Derivatives Risk – Forward Contracts Risk. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated (there is no limit on daily price movements and speculative position limits are not applicable). The principals who deal in certain forward contract markets are not required to continue to make markets in the underlying references in which they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in forward contract markets have refused to quote prices for certain underlying references or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in forward contract prices. The liquidity of the markets for forward contracts depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the market for forwards could be reduced. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
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Prospectus 2026

CTIVP® – Fidelity Institutional AM® Total Bond Fund
More Information About the Fund (continued)
■
A forward foreign currency contract is a derivative (forward contract) in which the underlying reference is a country's or region’s currency. The Fund may agree to buy or sell a country's or region’s currency at a specific price on a specific date in the future. These instruments may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations, subjecting the Fund to foreign currency risk (the risk that Fund performance may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund exposes a significant percentage of its assets to currencies other than the U.S. dollar). Unanticipated changes in the currency markets could result in reduced performance for the Fund. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.
Derivatives Risk – Futures Contracts Risk. A futures contract is an exchange-traded derivative transaction between two parties in which a buyer (holding the “long” position) agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller (holding the “short” position). The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Certain futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Positions in futures contracts may be closed out only on the exchange on which they were entered into or through a linked exchange, and no secondary market exists for such contracts. Futures positions are marked to market each day, and variation margin payment must be paid to or by the Fund. Because of the low margin deposits normally required in futures trading, it is possible that the Fund may employ a high degree of leverage in the portfolio. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts executed (if any) on foreign exchanges may not provide the same protection as U.S. exchanges. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
■
An interest rate future is a derivative that is an agreement whereby the buyer and seller agree to the future delivery of an interest-bearing instrument on a specific date at a pre-determined price. Examples include Treasury-bill futures, Treasury-bond futures and Eurodollar futures.
Derivatives Risk – Swaps Risk. In a typical swap transaction, two parties agree to exchange the return earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Fund. The Fund may only close out a swap with its particular counterparty and may only transfer a position with the consent of that counterparty. Certain swaps, such as short swap transactions and total return swaps, have the potential for unlimited losses, regardless of the size of the initial position. Swaps can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
■
A credit default swap (including a swap on a credit default index, sometimes referred to as a credit default swap index) is a derivative and special type of swap where one party pays, in effect, an insurance premium through a stream of payments to another party in exchange for the right to receive a specified return upon the occurrence of a particular credit event by one or more third parties, such as bankruptcy, default or a similar event. A credit default swap may be embedded within a structured note or other derivative instrument. Credit default swaps
Prospectus 2026
15

CTIVP® – Fidelity Institutional AM® Total Bond Fund
More Information About the Fund (continued)
enable an investor to buy or sell protection against such a credit event (such as an issuer’s bankruptcy, restructuring or failure to make timely payments of interest or principal). Credit default swap indices are indices that reflect the performance of a basket of credit default swaps and are subject to the same risks as credit default swaps. If such a default were to occur, any contractual remedies that the Fund may have may be subject to bankruptcy and insolvency laws, which could delay or limit the Fund's recovery. Thus, if the counterparty under a credit default swap defaults on its obligation to make payments thereunder, as a result of its bankruptcy or otherwise, the Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays. The Fund’s return from investment in a credit default swap index may not match the return of the referenced index. Further, investment in a credit default swap index could result in losses if the referenced index does not perform as expected. Unexpected changes in the composition of the index may also affect performance of the credit default swap index. If a referenced index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of the Fund’s credit default swap index may permit the counterparty to immediately close out the transaction. In that event, the Fund may be unable to enter into another credit default swap index or otherwise achieve desired exposure, even if the referenced index reverses all or a portion of its intraday move.
■
An interest rate swap is a derivative in which two parties agree to exchange interest rate cash flows, based on a specified notional amount from a fixed rate to a floating rate (or vice versa) or from one floating rate to another. Interest rate swaps can be based on various measures of interest rates, including swap rates, treasury rates, foreign interest rates and other reference rates.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile, and may be more susceptible to market manipulation, than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates and may have hostile relations with other countries. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.
Fixed Income Instruments Risk. The Fund is subject to the general risks and considerations associated with investing in debt securities, including the risk that issuers will fail to make timely payments of principal or interest or default altogether. Typically, shorter-term bonds are less volatile than longer-term bonds; however, longer-term bonds typically offer higher yields and more stable interest income than shorter-term bonds due to their longer term and extended fixed payment schedule. Lower-rated securities in which the Fund may invest may be more volatile and may decline more in price in response to negative issuer developments or general economic news than higher rated securities. In addition, as interest rates rise, the Fund’s investments typically will lose value.
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities may also be less liquid, making them more difficult to trade, than securities of U.S. companies so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the
16
Prospectus 2026

CTIVP® – Fidelity Institutional AM® Total Bond Fund
More Information About the Fund (continued)
Fund’s return on such securities. In some cases, such withholding or other taxes could potentially be confiscatory. Other risks include: possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about foreign companies; the impact of economic, political, social, diplomatic or other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics), possible seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. In addition, as a result of economic sanctions, the Fund may be forced to sell or otherwise dispose of investments at inopportune times or prices, which could result in losses to the Fund and increased transaction costs. These conditions may be in place for a substantial period of time and enacted with limited advance notice to the Fund. The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets. Additionally, investments in certain countries may subject the Fund to a number of tax rules, the application of which may be uncertain. Countries may amend or revise their existing tax laws, regulations and/or procedures in the future, possibly with retroactive effect. Changes in or uncertainties regarding the laws, regulations or procedures of a country could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies located in such countries in which the Fund invests, or result in unexpected tax liabilities for the Fund. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency exchange controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Forward Commitments on Mortgage-Backed Securities (including Dollar Rolls) Risk. When purchasing mortgage-backed securities in the “to be announced” (TBA) market (MBS TBAs), the seller agrees to deliver mortgage-backed securities for an agreed upon price on an agreed upon date, but may make no guarantee as to the specific securities to be delivered. In lieu of taking delivery of mortgage-backed securities, the Fund could enter into dollar rolls, which are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk). MBS TBAs and dollar rolls are subject to the risk that the counterparty to the transaction may not perform or be unable to perform in accordance with the terms of the instrument.
Frequent Trading Risk. The portfolio managers may actively and frequently trade investments in the Fund's portfolio to carry out its investment strategies. Frequent trading can also mean higher brokerage and other transaction costs, which could reduce the Fund's return. The trading costs associated with portfolio turnover may adversely affect the Fund’s performance.
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CTIVP® – Fidelity Institutional AM® Total Bond Fund
More Information About the Fund (continued)
High-Yield Investments Risk. Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated debt instruments of comparable quality tend to be more sensitive to credit risk than higher-rated debt instruments and may experience greater price fluctuations in response to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. These investments are generally more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. These debt instruments typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. High-yield debt instruments may require a greater degree of judgment to establish a price, may be difficult to sell at the time and price the Fund desires, may carry high transaction costs, and also are generally less liquid than higher-rated debt instruments. The ratings provided by third party rating agencies are based on analyses by these ratings agencies of the credit quality of the debt instruments and may not take into account every risk related to whether interest or principal will be timely repaid. In adverse economic and other circumstances, issuers of lower-rated debt instruments are more likely to have difficulty making principal and interest payments than issuers of higher-rated debt instruments.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of debt instruments tend to fall, and if interest rates fall, the values of debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk (the risk that the Fund will have to reinvest the money received in securities that have lower yields). The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund's performance and NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Use of leverage can produce volatility and may exaggerate changes in the Fund’s NAV and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any applicable regulatory limits. Futures contracts, options on futures contracts, forward contracts and other derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund's assets that are used as collateral to secure the Fund's obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to
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increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund's volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Decreases in the number of financial institutions, including banks and broker-dealers, willing to make markets (match up sellers and buyers) in the Fund’s investments or decreases in their capacity or willingness to trade such investments may increase the Fund’s exposure to this risk. The debt market has experienced considerable growth, and financial institutions making markets in instruments purchased and sold by the Fund (e.g., bond dealers) have been subject to increased regulation. The impact of that growth and regulation on the ability and willingness of financial institutions to engage in trading or “making a market” in such instruments remains unsettled. Certain types of investments, such as lower-rated securities or those that are purchased and sold in over-the-counter markets, may be especially subject to liquidity risk. Securities or other assets in which the Fund invests may be traded in the over-the-counter market rather than on an exchange and therefore may be more difficult to purchase or sell at a fair price, which may have a negative impact on the Fund’s performance. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. In addition, the Iranian conflict that commenced in February 2026 may result in similar, and potentially more severe, disruptions. Escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts are impossible to predict
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but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations and collateralized loan obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Other types of asset-backed securities typically represent interests in, or are backed by, pools of receivables such as credit, automobile, student and home equity loans. Mortgage- and other asset-backed securities can have a fixed or an adjustable rate. Mortgage- and other asset-backed securities are subject to liquidity risk (the risk that it may not be possible for the Fund to liquidate the instrument at an advantageous time or price) and prepayment risk (the risk that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields). In addition, the impact of prepayments on the value of mortgage- and other asset-backed securities may be difficult to predict and may result in greater volatility. A decline or flattening of housing values may cause delinquencies in mortgages underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making them more volatile and more sensitive to changes in interest rates. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer.
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a bond or other security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be called as expected. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow on such investments, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of an investment beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on investments with higher interest rates or wider spreads.
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Reinvestment Risk. Reinvestment risk arises when the Fund is unable to reinvest income or principal at the same or at least the same return it is currently earning.
Rule 144A and Other Exempted Securities Risk. The Fund may invest in privately placed and other securities or instruments exempt from SEC registration (collectively “private placements”), subject to certain regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could adversely affect the marketability of such investments and the Fund might be unable to dispose of them promptly or at reasonable prices, subjecting the Fund to liquidity risk (the risk that it may not be possible for the Fund to liquidate the instrument at an advantageous time or price). The Fund’s holdings of private placements may increase the level of Fund illiquidity if eligible buyers are unable or unwilling to purchase them at a particular time. The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of private placements typically reflect a discount, which may be significant, from the market price of comparable securities for which a more liquid market exists. Issuers of Rule 144A eligible securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available since the offering information is not filed with the SEC. Further, issuers of Rule 144A eligible securities can require recipients of the offering information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.
Unrated Securities Risk. The Fund may purchase unrated securities which are not rated by a rating agency. Unrated securities may be less liquid than comparable rated securities and involve the risk that the Investment Manager may not accurately evaluate the security’s comparative credit rating. Analysis of creditworthiness of issuers of high yield securities may be more complex than for issuers of higher-quality debt securities. To the extent that the Fund purchases unrated securities, the Fund’s success in achieving its investment objective may depend more heavily on the Investment Manager’s creditworthiness analysis than if the Fund invested exclusively in rated securities.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus or as otherwise required by the Investment Company Act of 1940, as amended (the 1940 Act), the rules and regulations thereunder and any applicable exemptive relief, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
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Holding Other Kinds of Investments
The Fund may hold other investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s Form N-CSR or by visiting columbiathreadneedleus.com.
Transactions in Derivatives
The Fund may enter into derivative transactions or otherwise have exposure to derivative transactions through underlying investments. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the Secured Overnight Financing Rate (commonly known as SOFR)) or market indices (such as the Standard & Poor’s 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. The U.S. government and the European Union (and some other jurisdictions) have enacted regulations and similar requirements that prescribe clearing, margin, reporting and registration requirements for participants in the derivatives market. These requirements are evolving and their ultimate impact on the Fund remains unclear, but such impact could include restricting and/or imposing significant costs or other burdens upon the Fund’s participation in derivatives transactions. Additionally, regulations governing the use of derivatives by registered investment companies, such as the Fund, require, among other things, that a fund that invests in derivative instruments beyond a specified limited amount apply a value-at-risk-based limit to its portfolio and establish a comprehensive derivatives risk management program. As of the date of this prospectus, the Fund is required to maintain a comprehensive derivatives risk management program. For more information on the risks of derivative investments and strategies, see the SAI.
Affiliated Fund Investing
The Investment Manager or an affiliate serves as investment adviser to funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds”, and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds, which may include the Fund (collectively referred to in this section as Underlying Funds), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying
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Fund shares. Although the Investment Manager or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when the Investment Manager or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. In order to meet such redemptions, an Underlying Fund may be forced to sell its liquid (or more liquid) positions, leaving the Underlying Fund holding, post-redemption, a relatively larger position in illiquid investments (i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment) or less liquid securities. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager or its affiliate also has a conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as forward contracts, futures contracts, options, structured investments and swaps, for various purposes, including among others, investing in particular derivatives in seeking to reduce investment exposures, or in seeking to achieve indirect investment exposures, to a sector, country, region or currency where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
The Subadvisers may invest in collateralized loan obligations.
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Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund's website (columbiathreadneedleus.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the Fund's website may not always be current.
 FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmark(s), and accordingly the Fund's holdings may diverge from those of its benchmark(s). In addition, the Fund may invest in securities outside any industry and geographic sectors represented in its benchmark(s). The Fund's weightings in individual securities, and in industry or geographic sectors, may also vary considerably from those of its benchmark(s).
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year, may vary by share class and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios reflect the Fund’s fee arrangements as of the date of this prospectus and, unless indicated otherwise, are based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but unless indicated otherwise in the Annual Fund Operating Expenses table, no adjustments have been or will be made to the expense ratios to reflect any differences in the Fund’s average net assets between the most recently completed fiscal year and the date of this prospectus or a later date. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
 FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are allocated on a pro rata basis across all share classes. These fees include certain sub-transfer agency and shareholder servicing fees. For more information on these fees, see About Fund Shares and Transactions — Financial Intermediary Compensation.
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Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through April 30, 2027, unless sooner terminated at the sole discretion of the Fund's Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:
CTIVP® - Fidelity Institutional AM® Total Bond Fund
Class 1	0.54%
Class 2	0.79%
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Fund’s returns might have been lower.
Primary Service Provider Contracts
The Fund enters into contractual arrangements (Service Provider Contracts) with various service providers, including, among others, the Investment Manager, the Distributor, Columbia Management Investment Services Corp. (the Transfer Agent) and the Fund’s custodian. The Fund’s Service Provider Contracts are solely among the parties thereto. Shareholders are not parties to, or intended to be third-party beneficiaries of, any Service Provider Contracts. Further, this prospectus, the SAI and any Service Provider Contracts are not intended to give rise to any agreement, duty, special relationship or other obligation between the Fund and any investor, or give rise to any contractual, tort or other rights in any individual shareholder, group of shareholders or other person, including any right to assert a fiduciary or other duty, enforce the Service Provider Contracts against the parties or to seek any remedy thereunder, either directly or on behalf of the Fund. Nothing in the previous sentence should be read to suggest any waiver of any rights under federal or state securities laws.
The Investment Manager, the Distributor, and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 290 Congress Street, Boston, MA 02210 and serves as investment adviser and administrator to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, debt instruments and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
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More Information About the Fund (continued)
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund. The Investment Manager is responsible for the investment management of the Fund, but has delegated certain of its duties, including day-to-day portfolio management of all or a portion of the Fund’s assets to one or more investment subadvisers that determine what securities and other investments the Fund should buy or sell. The Investment Manager is also responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s other service providers and the provision of related clerical and administrative services.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint unaffiliated subadvisers by entering into subadvisory agreements with them, and to change in material respects the terms of those subadvisory agreements, including the fees paid thereunder, for the Fund without first obtaining shareholder approval, thereby avoiding the expense and delays typically associated with obtaining shareholder approval. The Fund furnishes shareholders with information about new subadvisers retained in reliance on the order within 90 days after hiring the subadviser. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager discloses to the Board the nature of any such material relationships. The SEC has issued a separate order that permits the Board to approve new subadvisory agreements or material changes to existing subadvisory agreements at a meeting that is not in person, provided that the Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting and other conditions of the order are satisfied.
The Fund pays the Investment Manager a fee for its management services, which include investment advisory services and administrative services. The fee is calculated as a percentage of the daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, management services fees paid to the Investment Manager by the Fund amounted to 0.48% of average daily net assets of the Fund, before any applicable reimbursements.
A discussion regarding the basis for the Board’s approval of the renewal of the Fund's management agreement is available in the Fund’s Form N-CSR for the fiscal period ended June 30, 2025.
The Investment Manager has, with the approval of the Board, engaged an investment subadviser(s) to make the day-to-day investment decisions for the Fund. The Investment Manager pays the subadviser(s) for investment advisory services and retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Investment Manager may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser. A discussion regarding the basis for the Board’s approval of the adoption of the investment subadvisory agreement with FIAM will be available in the Fund’s Form N-CSR for the fiscal period ending June 30, 2026.
Subadviser
FIAM, a Fidelity Investments company, is an indirectly held, wholly-owned subsidiary of FMR LLC, and has served as Subadviser to the Fund since May 2026, is located at 900 Salem Street, Smithfield, Rhode Island 02917. FIAM, subject to the supervision of Columbia Management, provides day-to-day management of the Fund’s portfolio under a Subadvisory Agreement with Columbia Management. FIAM is also responsible for the supervision of FMR Investment Management (UK) Limited (FMR UK), an affiliate of FIAM, located at 25 Cannon Street, London, United Kingdom EC4M 5SB, which assists in providing day-to-day portfolio management to the Fund pursuant to a sub-subadvisory agreement with FIAM.
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.
26
Prospectus 2026

CTIVP® – Fidelity Institutional AM® Total Bond Fund
More Information About the Fund (continued)
Subadviser: FIAM LLC (FIAM)
Sub-Subadviser: FMR Investment Management (UK) Limited (FMR UK)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Celso Muñoz	Lead Portfolio Manager, Core Plus strategy	Lead Portfolio Manager	May 2026
Franco Castagliuolo	Portfolio Manager, Fixed Income division	Portfolio Manager	May 2026
Brian Day	Portfolio Manager, Fixed Income division	Portfolio Manager	May 2026
Michael Foggin	Portfolio Manager, Fixed Income division	Portfolio Manager	May 2026
Benjamin Harrison	Portfolio Manager, High Income and Alternatives division	Portfolio Manager	May 2026
Michael Plage	Portfolio Manager, Fixed Income division	Portfolio Manager	May 2026
Julian Potenza	Portfolio Manager, Fixed Income division	Portfolio Manager	May 2026
Stacie Ware	Portfolio Manager, Fixed Income division	Portfolio Manager	May 2026
Mr. Muñoz joined Fidelity Investments in 2005. Mr. Muñoz began his investment career in 1999 and earned a B.S. from the University of Pennsylvania and an M.B.A. from Harvard Business School.
Mr. Castagliuolo joined Fidelity Investments in 1996. Mr. Castagliuolo began his investment career in 1996 and earned a B.S. from Bryant University.
Mr. Day joined Fidelity Investments in 2012. Mr. Day began his investment career in 2010 and earned a B.A. from Colgate University.
Mr. Foggin joined Fidelity Investments in 2012. Mr. Foggin began his investment career in 2001 and earned a B.S. from the University of Manchester.
Mr. Harrison joined Fidelity Investments in 2009. Mr. Harrison began his investment career in 2009 and earned a B.S. from Cornell University and an M.B.A. from Columbia Business School.
Mr. Plage joined Fidelity Investments in 2005. Mr. Plage began his investment career in 1997 and earned a B.S. from the University of South Carolina and an M.B.A. from the University of Connecticut.
Mr. Potenza joined Fidelity Investments in 2007. Mr. Potenza began his investment career in 2003 and earned a B.S. from Boston College.
Ms. Ware joined Fidelity Investments in 2018. Ms. Ware began her investment career in 2014 and earned an M.S. from the University of Southampton and a Ph.D. from the University of Cambridge.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 290 Congress Street, Boston, MA 02210. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 290 Congress Street, Boston, MA 02210, and its responsibilities include processing purchases, redemptions and transfers of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Transfer Agent has engaged SS&C GIDS, Inc. to provide various sub-transfer agency services. The Fund pays a service fee to participating insurance companies or other financial intermediaries that provide sub-recordkeeping
Prospectus 2026
27

CTIVP® – Fidelity Institutional AM® Total Bond Fund
More Information About the Fund (continued)
and other services to Contract owners and the separate accounts. The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■
compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■
the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■
separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■
regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■
insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests;
■
regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund; and
■
insurance companies investing in the Fund may be affiliates of Ameriprise Financial; these affiliated insurance companies, individually and collectively, may hold through separate accounts a significant portion of the Fund's shares and may also invest in separate accounts managed by the Investment Manager that have the same or substantially similar investment objectives and strategies as the Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
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Prospectus 2026

CTIVP® – Fidelity Institutional AM® Total Bond Fund
More Information About the Fund (continued)
Certain Legal Matters
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s Form N-CSR and in the SAI. Additionally, Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
Prospectus 2026
29

CTIVP® – Fidelity Institutional AM® Total Bond Fund
About Fund Shares and Transactions
Description of the Share Classes
Share Class Features
The Fund offers the classes of shares set forth on the cover of this prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class 1 and Class 2 shares.
	Class 1 Shares	Class 2 Shares
Eligible Investors
Shares of the Fund are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies
(collectively, Contracts) or qualified pension and retirement plans (Qualified Plans) or other eligible investors authorized by the Distributor.

Investment Limits	none	none
Conversion Features	none	none
Front-End Sales Charges	none	none
Contingent Deferred Sales Charges (CDSCs)	none	none
Maximum Distribution and/or Service Fees	none	0.25%
 FUNDamentals
Financial Intermediaries
The term “financial intermediary” refers to the insurance company that issued your contract, qualified pension or retirement plan sponsors or the financial intermediary that employs your financial advisor. Financial intermediaries also include broker-dealers and financial advisors as well as firms that employ broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other firms in the financial services industry, including Ameriprise Financial and its affiliates.
Distribution and/or Service Fees
Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board has approved, and the Fund has adopted, a distribution plan which sets the distribution fees that are periodically deducted from the Fund’s assets for Class 2 shares. The distribution fee for Class 2 shares is 0.25%. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or financial intermediaries for selling shares of the Fund and/or providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.
The Fund will pay these fees to the Distributor and/or to eligible financial intermediaries for as long as the distribution plan continues. The Fund may reduce or discontinue payments at any time.
The Fund pays a service fee to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners, Qualified Plan participants and the separate accounts.
Financial Intermediary Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to financial intermediaries, primarily to affiliated and unaffiliated insurance companies, for marketing/sales support services relating to the Fund (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary; gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary; or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the Marketing Support Payments to any one financial intermediary are generally between 0.05% and 0.40% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.05% and 0.25% on an annual basis for a financial intermediary receiving a payment based on gross sales of the Columbia Funds attributable to the financial intermediary.
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Prospectus 2026

CTIVP® – Fidelity Institutional AM® Total Bond Fund
About Fund Shares and Transactions (continued)
As employee compensation and business unit operating goals at all levels are generally tied to the success of Ameriprise Financial, employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, are incented to include shares of the Columbia Funds in Contracts offered by affiliated insurance companies. Certain employees, directly or indirectly, receive higher compensation and other benefits as investment in the Columbia Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the Distributor and the Investment Manager, and the products they offer, including the Fund.
In addition, the Transfer Agent has certain arrangements in place to compensate financial intermediaries, primarily to affiliated and unaffiliated insurance companies, that hold Fund shares through networked and omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial Fund shareholders (Shareholder Services). Shareholder Services and related fees vary by financial intermediary and may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, maintenance of shareholder records, preparation of account statements and provision of customer service, and are not intended to include services that are primarily intended to result in the sale of Fund shares. Payments for Shareholder Services generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares. Each Fund pays the Transfer Agent a service fee equal to the payments made by the Transfer Agent to participating insurance companies and other financial intermediaries that provide Shareholder Services up to the lesser of the amount charged by the financial intermediary or a contractual asset-based cap. Payments of amounts that exceed the amount paid by the Fund are borne by the Transfer Agent, the Investment Manager and/or their affiliates.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates typically make other payments or allow promotional incentives to certain broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the financial intermediaries, including Ameriprise Financial affiliates, to which the Distributor, the Investment Manager or their affiliates have agreed to make Marketing Support Payments and fee payments for Shareholder Services.
Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial advisors may have a conflict of interest or financial incentive with respect to recommendations regarding the Fund or any Contract or Qualified Plan that includes the Fund.
Share Price Determination
The price you pay or receive when you buy, sell or transfer shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day, with the value of the Fund's shares based on the total value of all of the securities and other assets that it holds as of such specified time.
 FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV per share as follows:
NAV per share = (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
Prospectus 2026
31

CTIVP® – Fidelity Institutional AM® Total Bond Fund
About Fund Shares and Transactions (continued)
 FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day typically ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. The Fund will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as a close of regular trading on the NYSE for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Nonetheless, the NAV of Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Fund’s Board may approve or ratify. On holidays and other days when the NYSE is closed, the Fund’s NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities listed on an exchange are typically valued at the closing price or last trade on their primary exchange at the close of business of the NYSE. Equity securities without a readily available closing price or that are not listed on any exchange are typically valued at the mean between the closing bid and asked prices. Other equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are fair valued unless market quotations are readily available, fixed income investments maturing in 60 days or less are valued primarily using the amortized cost method, unless this methodology results in a valuation that does not approximate the market value of these securities, and those maturing in excess of 60 days are valued based on prices obtained from a pricing service, if available (which may represent market values or fair values). Investments in other open-end funds are valued at their published NAVs. The value of the Fund’s portfolio securities is determined in accordance with the valuation policy approved by the Board (the Valuation Policy). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Investment Manager as the Fund’s valuation designee. The Investment Manager, in turn, has authorized its valuation committee to make fair value determinations and to carry out supervisory and certain other functions relating to the valuation of Fund portfolio securities, pursuant to the Valuation Policy.
If a market price is not readily available or is deemed not to reflect market value for a portfolio security, the Investment Manager will determine the price based on a determination of the security's fair value pursuant to the Valuation Policy. In addition, the Investment Manager may use fair valuation techniques to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Investment Manager uses fair valuation to price equity securities, it may value those securities higher or lower than another fund or manager would. Also, fair valuation of Fund holdings may cause the Fund's performance to diverge to a greater degree from the performance of various benchmark indices used to compare the Fund's performance because indices generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
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Prospectus 2026

CTIVP® – Fidelity Institutional AM® Total Bond Fund
About Fund Shares and Transactions (continued)
Futures and options on futures are valued based upon the settlement price as determined by the principal exchange on which they are traded or, in the absence of a settlement price, at the mean of the closing bid and ask. Generally, over-the-counter derivatives, such as swaps and swaptions, are valued based on a price provided by an approved pricing service.
Shareholder Information
Each share class has its own cost structure and other features. Your product may not offer every share class. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the Fund and available under your product. Shares of the Fund are generally available for purchase only by participating insurance companies in connection with Contracts and Qualified Plan sponsors.
The Fund, the Distributor or the Transfer Agent may refuse any order to buy or transfer shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.
Shares of the Fund may not be purchased or sold directly by individual Contract owners or participants in a Qualified Plan. When you sell your shares through your Contract or Qualified Plan, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations, as described under Satisfying Fund Redemption Requests below.
Depending on the context, references to “you” or “your” herein refer either to the holder of a Contract, participant in a Qualified Plan or qualified institutional investor who may select Fund shares to fund his or her investment in the Contract or Qualified Plan or to the participating insurance company as the holder of Fund shares through one or more separate accounts or the Qualified Plan.
Satisfying Fund Redemption Requests
The Fund typically expects to send the redeeming participating insurance company or Qualified Plan sponsor payment for shares within two business days after your trade date. The Fund can suspend redemptions and/or delay payment of redemption proceeds for up to seven days. The Fund can also suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.
The Fund typically seeks to satisfy redemption requests from cash or cash equivalents held by the Fund, from the proceeds of orders to purchase Fund shares or from the proceeds of sales of Fund holdings effected in the normal course of managing the Fund. However, the Fund may have to sell Fund holdings, including in down markets, to meet heavier than usual redemption requests. For example, under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Fund’s investments, the Fund may be more likely to be forced to sell Fund holdings to meet redemptions than under normal market circumstances. In these situations, the Fund’s portfolio managers may have to sell Fund holdings that would not otherwise be sold because, among other reasons, the current price to be received is less than the value of the holdings perceived by the Fund’s portfolio managers. The Fund may also, under certain circumstances (but more likely under stressed or abnormal market conditions or circumstances), borrow money under a credit facility to which the Fund and certain other Columbia Funds are parties or from other Columbia Funds under an interfund lending program (except for closed-end funds and money market funds, which are not eligible to borrow under the program). The Fund and the other Columbia Funds are limited as to the amount that each may individually and collectively borrow under the credit facility and the interfund lending program. As a result, borrowings available to the Fund under the credit facility and the interfund lending program might be insufficient, alone or in combination with the other strategies described herein, to satisfy Fund redemption requests. Please see About Fund Investments – Borrowings – Interfund Lending in the SAI for more information about the credit facility and interfund lending program. The Fund is also limited in the total amount it may borrow. The Fund may only borrow to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any exemptive relief available to the Fund, which currently limit Fund borrowings to
Prospectus 2026
33

CTIVP® – Fidelity Institutional AM® Total Bond Fund
About Fund Shares and Transactions (continued)
33 1/3% of total assets (including any amounts borrowed) less liabilities (other than borrowings), plus an additional 5% of its total assets for temporary purposes (to be repaid within 60 days without extension or renewal), in each case determined at the time the borrowing is made.
In addition, the Fund reserves the right to honor redemption orders in whole or in part with in-kind distributions of Fund portfolio securities instead of cash if the Investment Manager, in its sole discretion, determines it to be in the best interest of the remaining shareholders. Such in-kind distributions typically represent a pro-rata portion of Fund portfolio assets subject to adjustments (e.g., for non-transferable securities, round lots and derivatives). In the event the Fund distributes portfolio securities in kind, shareholders may incur brokerage and other transaction costs associated with converting the portfolio securities into cash. Also, the portfolio securities may increase or decrease in value after they are distributed but before they are converted into cash. For U.S. federal income tax purposes, redemptions paid in securities are generally treated the same as redemptions paid in cash. If, during any 90-day period, you redeem shares in an amount greater than $250,000 or 1% of the Fund’s net assets (whichever is less), and if the Investment Manager determines it to be feasible and appropriate, the Fund may pay the redemption amount above such threshold by an in-kind distribution of Fund portfolio securities. Although shares of the Fund may not be purchased or sold by individual owners of Contracts or Qualified Plans, this policy applies indirectly to Contract and Qualified Plan owners.
Potential Conflicts of Interest – Mixed and Shared Funding
The Fund is available for purchase only through Contracts offered by participating insurance companies, Qualified Plans and other qualified institutional investors authorized by the Distributor. Due to differences in tax treatment and other considerations, the interests of various Contract owners, and the interests of Qualified Plan participants, if any, may conflict. The Fund does not foresee any disadvantages to investors arising from these potential conflicts of interest at this time. Nevertheless, the Board of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.
Order Processing
Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Qualified Plan sponsor are processed on business days. Orders received in “good form” by the Transfer Agent or a financial intermediary, including your participating insurance company or Qualified Plan sponsor, before the end of a business day are priced at the NAV per share of the Fund's applicable share class on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. An order is in “good form” if the Transfer Agent or your financial intermediary has all of the information and documentation it deems necessary to effect your order. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Qualified Plan. Any charges that apply to your Contract or Qualified Plan, and any charges that apply to separate accounts of participating insurance companies or Qualified Plans that may own shares directly, are described in your separate Contract prospectus or Qualified Plan disclosure documents.
You may transfer all or part of your investment in the Fund to one or more of the other investment options available under your Contract or Qualified Plan. You may provide instructions to sell any amount allocated to the Fund. Proceeds will be mailed within seven days after your surrender or withdrawal request is received in good form by an authorized agent. The amount you receive may be more or less than the amount you invested.
Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for more information about transfers as well as surrenders and withdrawals.
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Prospectus 2026

CTIVP® – Fidelity Institutional AM® Total Bond Fund
About Fund Shares and Transactions (continued)
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Fund or certain of its service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Fund are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information; and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading. Investments in a Fund by institutional investors in connection with redemptions in-kind are exempt from the Excessive Trading Policies and Procedures because they generally do not raise market timing or excessive trading concerns. Further discussion about the Fund’s use of redemptions in-kind is available under Satisfying Fund Redemption Requests.
The Fund reserves the right to reject, without any prior notice, any purchase or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a purchase or transfer order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to purchase or transfer transactions communicated directly to the Transfer Agent and to those received by financial intermediaries.
Specific Buying and Transferring Limitations — If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including transfer buy orders, involving any Fund.
For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future purchase orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund reserves the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or transfer orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the
Prospectus 2026
35

CTIVP® – Fidelity Institutional AM® Total Bond Fund
About Fund Shares and Transactions (continued)
omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients' transactions and accounts, and in these circumstances, the identities of the financial intermediary clients that beneficially own Fund shares are often not known to the Fund.
Some financial intermediaries apply their own restrictions or policies to their clients’ transactions and accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■
negative impact on the Fund's performance;
■
potential dilution of the value of the Fund's shares;
■
interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■
losses on the sale of investments resulting from the need to sell securities at less favorable prices; and
■
increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution, which may be exacerbated as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments do not work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded securities and other debt instruments that are rated below investment grade (commonly called “high-yield” or “junk” bonds), equity securities of small-capitalization companies, floating rate loans, or tax-exempt or other securities that may trade infrequently, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities as of the Fund's valuation time. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest only, or significantly, in highly liquid securities, in part because the Fund may have difficulty selling these particular investments at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by non-redeeming shareholders.
Excessive Trading Practices Policy of Columbia Variable Portfolio - Government Money Market Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Variable Portfolio - Government Money Market Fund shares. However, since frequent purchases and sales of Columbia Variable Portfolio - Government Money Market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing
36
Prospectus 2026

CTIVP® – Fidelity Institutional AM® Total Bond Fund
About Fund Shares and Transactions (continued)
costs (such as spreads paid to dealers who trade money market instruments with Columbia Variable Portfolio - Government Money Market Fund) and disrupting portfolio management strategies, Columbia Variable Portfolio - Government Money Market Fund reserves the right, but has no obligation, to reject any purchase or transfer transaction at any time. Columbia Variable Portfolio - Government Money Market Fund has no limits on purchase or transfer transactions. In addition, Columbia Variable Portfolio - Government Money Market Fund reserves the right to impose or modify restrictions on purchases, transfers or trading of Fund shares at any time.
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37

CTIVP® – Fidelity Institutional AM® Total Bond Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■
It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■
A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is generally unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than its adjusted cost basis, and will generally realize a capital loss if it sells that investment for a lower price than its adjusted cost basis. Capital gains and losses are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term) or more than one year (long-term).
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money (or be exposed to additional losses, if the fund earns a negative return). Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal income or excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:
Declaration and Distribution Schedule
Declarations	Annually
Distributions	Annually
The Fund may declare or pay distributions of net investment income more frequently.
Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the NAV per share of the share class is reduced by the amount of the distribution.
The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions to be paid in cash.
Taxes and Your Investment
Taxation of the Fund: The Fund has elected and intends to qualify and to be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify and be eligible for treatment as a regulated investment company would result in fund-level taxation, and consequently, a reduction in income available for distribution to you.
Taxation of Fund Shares: Shares of the Fund are only offered to separate accounts of participating insurance companies, Qualified Plans, and certain other eligible persons or plans permitted to hold shares of the Fund pursuant to the applicable U.S. Treasury Regulations without impairing the ability of participating insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended. Each participating insurance company, including each participating insurance company that is an affiliate of the Investment Manager, includes in its taxable income any net investment income derived from the investment of assets held in its separate accounts because the insurance company is considered the owner of these assets under federal income tax law. The insurance company may claim certain tax benefits associated with this investment
38
Prospectus 2026

CTIVP® – Fidelity Institutional AM® Total Bond Fund
Distributions and Taxes (continued)
income. These benefits, which may include foreign tax credits (which can reduce the insurance company’s U.S. taxes on foreign source income) and the corporate dividends-received deduction (which is a tax deduction for the insurance company attributable to certain dividends received from the Fund), are not passed on to Contract owners since the affiliated insurance company is the owner of the assets under federal tax law and is taxed on the investment income generated by the assets.
Taxation of Variable Annuity Contracts and Variable Life Insurance Policies: Your Contract may qualify for favorable tax treatment. Please refer to your Contract prospectus for more information about the tax implications of your investment in the Contract. As long as your Contract continues to qualify for such favorable tax treatment, you will not be taxed currently on your investment in the Fund through such Contract, even if the Fund makes distributions to the separate account and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the separate accounts of participating insurance companies, which maintain and invest net proceeds from Contracts, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a Contract will be “adequately diversified.” If the Fund does not meet such requirements because its investments are not adequately diversified, your Contract could lose its favorable tax treatment, and income and gain allocable to your Contract could be taxable currently to you. This could also occur if Contract holders are found to have an impermissible level of control over the investments underlying their Contracts. You should consult with the participating insurance company that issued your Contract, plan sponsor, or other eligible investor through which your investment in the Fund is made regarding the U.S. federal income taxation of your investment.
 FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your indirect investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account other than a Contract, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
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39

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CTIVP® – Fidelity Institutional AM® Total Bond Fund
Financial Highlights
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total return for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Form N-CSR, which is available upon request.
Prospectus 2026
41

CTIVP® – Fidelity Institutional AM® Total Bond Fund
Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Year Ended 12/31/2025	$8.95	0.43	0.23	0.66	(0.30)	—	(0.30)
Year Ended 12/31/2024	$9.18	0.42	(0.26)	0.16	(0.39)	—	(0.39)
Year Ended 12/31/2023	$8.99	0.38	0.11	0.49	(0.30)	—	(0.30)
Year Ended 12/31/2022	$11.26	0.30	(1.99)	(1.69)	(0.31)	(0.27)	(0.58)
Year Ended 12/31/2021	$11.72	0.28	(0.23)	0.05	(0.26)	(0.25)	(0.51)
Class 2
Year Ended 12/31/2025	$8.91	0.41	0.23	0.64	(0.28)	—	(0.28)
Year Ended 12/31/2024	$9.14	0.40	(0.26)	0.14	(0.37)	—	(0.37)
Year Ended 12/31/2023	$8.95	0.35	0.12	0.47	(0.28)	—	(0.28)
Year Ended 12/31/2022	$11.21	0.27	(1.98)	(1.71)	(0.28)	(0.27)	(0.55)
Year Ended 12/31/2021	$11.66	0.25	(0.21)	0.04	(0.24)	(0.25)	(0.49)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interest on collateral expense which is less than 0.01%.
42
Prospectus 2026

CTIVP® – Fidelity Institutional AM® Total Bond Fund
Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000's)
Class 1
Year Ended 12/31/2025	$9.31	7.48%	0.49%(c)	0.49%(c)	4.75%	238%	$3,397,206
Year Ended 12/31/2024	$8.95	1.77%	0.50%(c)	0.50%(c)	4.63%	125%	$3,378,165
Year Ended 12/31/2023	$9.18	5.59%	0.50%(c)	0.50%(c)	4.21%	130%	$2,265,475
Year Ended 12/31/2022	$8.99	(15.29%)	0.50%(c)	0.50%(c)	3.03%	194%	$2,219,348
Year Ended 12/31/2021	$11.26	0.45%	0.49%(c)	0.49%(c)	2.44%	218%	$2,915,004
Class 2
Year Ended 12/31/2025	$9.27	7.24%	0.74%(c)	0.74%(c)	4.50%	238%	$31,657
Year Ended 12/31/2024	$8.91	1.53%	0.75%(c)	0.75%(c)	4.38%	125%	$27,664
Year Ended 12/31/2023	$9.14	5.33%	0.75%(c)	0.75%(c)	3.98%	130%	$22,900
Year Ended 12/31/2022	$8.95	(15.51%)	0.75%(c)	0.75%(c)	2.79%	194%	$18,534
Year Ended 12/31/2021	$11.21	0.29%	0.74%(c)	0.74%(c)	2.18%	218%	$20,094

Prospectus 2026
43

CTIVP® – Fidelity Institutional AM® Total Bond Fund

For More Information
The Fund is generally available only to owners of Contracts issued by participating insurance companies and participants in Qualified Plans. Please refer to your Contract prospectus or Qualified Plan disclosure documents for information about how to buy, sell and transfer shares of the Fund.
Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders and in Form N-CSR. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In the Fund’s Form N-CSR, you will find the Fund’s annual and semiannual financial statements. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail: Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
By Telephone: 800.345.6611
Online: columbiathreadneedleus.com
Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
The investment company registration number of Columbia Funds Variable Series Trust II, of which the Fund is a series, is 811-22127.
Fidelity Institutional AM is a registered service mark of FMR LLC. Used with permission.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.
The Fund is distributed by Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2026 Columbia Threadneedle. All rights reserved.
PRO7028_12_E01_(05/26)

CTIVP® – Principal Large Cap Growth Fund
(formerly known as CTIVP® – Principal Blue Chip Growth Fund)
Prospectus
May 1, 2026

The Fund may offer Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). There are no exchange ticker symbols associated with shares of the Fund.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CTIVP® – Principal Large Cap Growth Fund

2
Prospectus 2026

CTIVP® – Principal Large Cap Growth Fund
Summary of the Fund
Investment Objective
CTIVP® – Principal Large Cap Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2
Management fees	0.68%	0.68%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.02%	0.02%
Total annual Fund operating expenses(a)	0.70%	0.95%
(a)
“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
 Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■
you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■
your investment has a 5% return each year, and
■
the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
	1 year	3 years	5 years	10 years
Class 1 (whether or not shares are redeemed)	$72	$224	$390	$871
Class 2 (whether or not shares are redeemed)	$97	$303	$525	$1,166
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies have market capitalizations in the range of companies in the Russell 1000® Growth Index (the Capitalization Index) which ranged between $134.5 million and $4.2 trillion as
Prospectus 2026
3

CTIVP® – Principal Large Cap Growth Fund
Summary of the Fund (continued)
of March 31, 2026. The market capitalization range and composition of companies in the Capitalization Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund may continue to hold a security even if the company’s market capitalization is no longer within the range of the Capitalization Index. Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “growth” companies. The Fund considers “growth” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of growth companies, have a higher Institutional Brokers' Estimate System (I/B/E/S) medium-term growth forecast (two year) than the median ranked stock within the company’s GICS sector, or have a higher sales per share historical growth rate (five year) than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify growth companies is the Russell 3000® Growth Index, although the Fund may change this index without prior notice. The I/B/E/S is a database used by brokers and investors to access the estimates made by stock analysts regarding the future earnings of publicly traded American companies. The I/B/E/S medium term growth forecast is a measure of the average annualized EPS (earnings per share) growth forecast of contributing analysts/estimators for the forthcoming two years.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest in foreign securities, including emerging market securities, directly or indirectly through depositary receipts.
The Fund will not concentrate its assets in any single industry but may from time to time invest more than 25% of its assets in companies conducting business in various industries within an economic sector. The Fund will typically invest in a limited number of companies.
The Fund invests in issuers that display some or all of the following characteristics: (1) large, well-established and financially sound companies; (2) issuers with market capitalizations in the billions; (3) are considered market leaders or among the top three companies in its sector; and (4) commonly considered household names.
Principal Risks
An investment in the Fund involves risks, including Market Risk, Growth Securities Risk, Large-Cap Stock Risk, Sector Risk, and Focused Portfolio Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts and/or Global Depositary Receipts. Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, which may be related to the particular political, regulatory, economic, social and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country and fluctuations in such country’s currency, as well as market risk tied to the underlying foreign company. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical domestic company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that a depositary receipt will continue to trade on
4
Prospectus 2026

CTIVP® – Principal Large Cap Growth Fund
Summary of the Fund (continued)
an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile, and may be more susceptible to market manipulation, than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.
Equity Securities Risk. Equity securities may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.
Focused Portfolio Risk. Because the Fund may invest in a limited number of companies, the Fund as a whole is subject to greater risk of loss if any of those securities decline in price.
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. Investing in securities of foreign companies subjects the Fund to the risks associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, including risks related to political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time. Growth securities may also be sensitive to movements in interest rates.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.
Prospectus 2026
5

CTIVP® – Principal Large Cap Growth Fund
Summary of the Fund (continued)
■
Large-Cap Stock Risk. Investments in larger, more established companies (larger companies) may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors, including the information technology sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in that group of industries or economic sector.
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Information Technology Sector. The Fund is vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance, as well as another measure of performance for markets in which the Fund may invest.
Except for differences in annual returns resulting from differences in expenses (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.
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Summary of the Fund (continued)
The Fund’s performance prior to May 2022 reflects returns achieved by one or more different subadvisers. If the Fund’s current subadviser had been in place for the prior periods, results shown may have been different.
The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.
Year by Year Total Return (%) as of December 31 Each Year	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	2nd Quarter 2020	23.94%
	Worst	2nd Quarter 2022	-21.66%
 Average Annual Total Returns (for periods ended December 31, 2025)

	Share Class Inception Date	1 Year	5 Years	10 Years
Class 1	05/07/2010	13.78%	10.47%	14.66%
Class 2	05/07/2010	13.49%	10.20%	14.38%
Russell 1000® Growth Index (reflects no deductions for fees, expenses or taxes)		18.56%	15.32%	18.13%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)		17.37%	13.59%	14.59%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC
Subadviser: Principal Global Investors, LLC (PGI)
Portfolio Management	Title	Role with Fund	Managed Fund Since
K. William Nolin, CFA	Portfolio Manager of PGI	Portfolio Manager	2022
Thomas Rozycki, CFA	Portfolio Manager of PGI	Portfolio Manager	2022
Purchase and Sale of Fund Shares
The Fund is available for purchase through Contracts offered by the separate accounts of participating insurance companies or Qualified Plans or by other eligible investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). Shares of the Fund may not be purchased or sold by individual owners of Contracts or Qualified Plans. If you are a Contract holder or Qualified Plan participant, please refer to your separate Contract prospectus or Qualified Plan disclosure documents for information about minimum investment requirements and how to purchase and redeem shares of the Fund on days the Fund is open for business.
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Summary of the Fund (continued)
Tax Information
The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders which are generally the participating insurance companies investing in the Fund through separate accounts or Qualified Plans or certain other eligible investors authorized by the Distributor. You should consult with the participating insurance company that issued your Contract, plan sponsor or other eligible investor through which your investment in the Fund is made regarding the U.S. federal income taxation of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries
If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial advisor or salesperson or visit your financial intermediary’s website for more information.
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More Information About the Fund
Investment Objective
CTIVP® – Principal Large Cap Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change. Because any investment involves risk, there is no assurance the Fund’s investment objective will be achieved.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies have market capitalizations in the range of companies in the Russell 1000® Growth Index (the Capitalization Index) which ranged between $134.5 million and $4.2 trillion as of March 31, 2026. The market capitalization range and composition of companies in the Capitalization Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund may continue to hold a security even if the company’s market capitalization is no longer within the range of the Capitalization Index. Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “growth” companies. The Fund considers “growth” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of growth companies, have a higher Institutional Brokers' Estimate System (I/B/E/S) medium-term growth forecast (two year) than the median ranked stock within the company’s GICS sector, or have a higher sales per share historical growth rate (five year) than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify growth companies is the Russell 3000® Growth Index, although the Fund may change this index without prior notice. The I/B/E/S is a database used by brokers and investors to access the estimates made by stock analysts regarding the future earnings of publicly traded American companies. The I/B/E/S medium term growth forecast is a measure of the average annualized EPS (earnings per share) growth forecast of contributing analysts/estimators for the forthcoming two years.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest in foreign securities, including emerging market securities, directly or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies.
The Fund will not concentrate its assets in any single industry but may from time to time invest more than 25% of its assets in companies conducting business in various industries within an economic sector. The Fund will typically invest in a limited number of companies.
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager to the Fund and is responsible for the oversight of, including the establishment of risk management parameters for, the Fund’s subadviser, Principal Global Investors, LLC (PGI or the Subadviser), which provides day-to-day portfolio management to the Fund.
In selecting securities in which to invest, PGI uses a bottom-up, fundamental process, focusing on a fundamental analysis of individual companies. The Fund invests in issuers that display some or all of the following characteristics: (1) large, well-established and financially sound companies; (2) issuers with market capitalizations in the billions; (3) are considered market leaders or among the top three companies in its sector; and (4) commonly considered household names.
The Fund’s investment policies with respect to 80% of its net assets may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change.
Principal Risks
An investment in the Fund involves risks, including Market Risk, Growth Securities Risk, Large-Cap Stock Risk, Sector Risk, and Focused Portfolio Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may
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lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts and/or Global Depositary Receipts. Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, which may be related to the particular political, regulatory, economic, social and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country and fluctuations in such country’s currency, as well as market risk tied to the underlying foreign company. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical domestic company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that a depositary receipt will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile, and may be more susceptible to market manipulation, than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates and may have hostile relations with other countries. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.
Equity Securities Risk. Investments in equity securities represent ownership in a company that fluctuates in value with changes in the company’s financial condition. Equity markets may experience significant volatility at times and may fall sharply in response to adverse events. Certain segments of the equity market may react differently than other segments and U.S. markets may react differently than foreign markets. Individual equity prices also may experience dramatic movements in price. Price movements may result from factors affecting individual companies, sectors, or industries selected for the Fund’s portfolio or the securities market as a whole, including periods of slower growth or recessionary economic conditions, future expectations of poor economic conditions, changes in political or social conditions, and lack of investor confidence. In addition, individual equity interests may be adversely affected by factors such as reduced sales, increased costs, or a negative outlook for the future performance of the
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More Information About the Fund (continued)
company. As compared with preferred stock and debt, common stock generally involves greater risk and has lower priority when liquidation, bankruptcy, and dividend payments are made. Preferred stock may be subordinated to bonds or other debt instruments in a company’s capital structure and is typically less liquid than common stock.
Focused Portfolio Risk. The Fund, because it may invest in a limited number of companies, may have more volatility in its NAV and is considered to have more risk than a fund that invests in a greater number of companies because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s NAV. To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities decline in price.
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities may also be less liquid, making them more difficult to trade, than securities of U.S. companies so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. In some cases, such withholding or other taxes could potentially be confiscatory. Other risks include: possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about foreign companies; the impact of economic, political, social, diplomatic or other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics), possible seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. In addition, as a result of economic sanctions, the Fund may be forced to sell or otherwise dispose of investments at inopportune times or prices, which could result in losses to the Fund and increased transaction costs. These conditions may be in place for a substantial period of time and enacted with limited advance notice to the Fund. The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets. Additionally, investments in certain countries may subject the Fund to a number of tax rules, the application of which may be uncertain. Countries may amend or revise their existing tax laws, regulations and/or procedures in the future, possibly with retroactive effect. Changes in or uncertainties regarding the laws, regulations or procedures of a country could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies located in such countries in which the Fund invests, or result in unexpected tax liabilities for the Fund. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency exchange controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
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Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time. Growth securities may also be sensitive to movements in interest rates.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.
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Large-Cap Stock Risk. Investments in larger companies may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. In addition, the Iranian conflict that commenced in February 2026 may result in similar, and potentially more severe, disruptions. Escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors, including the information technology sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in that group of industries or economic sector.
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Information Technology Sector. The Fund is vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus or as otherwise required by the Investment Company Act of 1940, as amended (the 1940 Act), the rules and regulations thereunder and any applicable exemptive relief, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold other investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s Form N-CSR or by visiting columbiathreadneedleus.com.
Transactions in Derivatives
The Fund may enter into derivative transactions or otherwise have exposure to derivative transactions through underlying investments. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the Secured Overnight Financing Rate (commonly known as SOFR)) or market indices (such as the Standard & Poor’s 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The
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Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. The U.S. government and the European Union (and some other jurisdictions) have enacted regulations and similar requirements that prescribe clearing, margin, reporting and registration requirements for participants in the derivatives market. These requirements are evolving and their ultimate impact on the Fund remains unclear, but such impact could include restricting and/or imposing significant costs or other burdens upon the Fund’s participation in derivatives transactions. Additionally, regulations governing the use of derivatives by registered investment companies, such as the Fund, require, among other things, that a fund that invests in derivative instruments beyond a specified limited amount apply a value-at-risk-based limit to its portfolio and establish a comprehensive derivatives risk management program. As of the date of this prospectus, the Fund is not required to maintain a comprehensive derivatives risk management program given its more limited use of derivatives. For more information on the risks of derivative investments and strategies, see the SAI.
Affiliated Fund Investing
The Investment Manager or an affiliate serves as investment adviser to funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds”, and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds, which may include the Fund (collectively referred to in this section as Underlying Funds), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares. Although the Investment Manager or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when the Investment Manager or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. In order to meet such redemptions, an Underlying Fund may be forced to sell its liquid (or more liquid) positions, leaving the Underlying Fund holding, post-redemption, a relatively larger position in illiquid investments (i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment) or less liquid securities. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager or its affiliate also has a conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
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Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as forward contracts, futures contracts, options, structured investments and swaps, for various purposes, including among others, investing in particular derivatives in seeking to reduce investment exposures, or in seeking to achieve indirect investment exposures, to a sector, country, region or currency where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund's website (columbiathreadneedleus.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the Fund's website may not always be current.
 FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmark(s), and accordingly the Fund's holdings may diverge from those of its benchmark(s). In addition, the Fund may invest in securities outside any industry and geographic sectors represented in its benchmark(s). The Fund's weightings in individual securities, and in industry or geographic sectors, may also vary considerably from those of its benchmark(s).
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
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CTIVP® – Principal Large Cap Growth Fund
More Information About the Fund (continued)
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year, may vary by share class and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios reflect the Fund’s fee arrangements as of the date of this prospectus and, unless indicated otherwise, are based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but unless indicated otherwise in the Annual Fund Operating Expenses table, no adjustments have been or will be made to the expense ratios to reflect any differences in the Fund’s average net assets between the most recently completed fiscal year and the date of this prospectus or a later date. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
 FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are allocated on a pro rata basis across all share classes. These fees include certain sub-transfer agency and shareholder servicing fees. For more information on these fees, see About Fund Shares and Transactions — Financial Intermediary Compensation.
Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:
CTIVP® – Principal Large Cap Growth Fund
Class 1	0.72%
Class 2	0.97%
Under the arrangement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings and infrequent and/or unusual expenses. This arrangement may be revised or discontinued at any time.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Fund’s returns might have been lower.
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CTIVP® – Principal Large Cap Growth Fund
More Information About the Fund (continued)
Primary Service Provider Contracts
The Fund enters into contractual arrangements (Service Provider Contracts) with various service providers, including, among others, the Investment Manager, the Distributor, Columbia Management Investment Services Corp. (the Transfer Agent) and the Fund’s custodian. The Fund’s Service Provider Contracts are solely among the parties thereto. Shareholders are not parties to, or intended to be third-party beneficiaries of, any Service Provider Contracts. Further, this prospectus, the SAI and any Service Provider Contracts are not intended to give rise to any agreement, duty, special relationship or other obligation between the Fund and any investor, or give rise to any contractual, tort or other rights in any individual shareholder, group of shareholders or other person, including any right to assert a fiduciary or other duty, enforce the Service Provider Contracts against the parties or to seek any remedy thereunder, either directly or on behalf of the Fund. Nothing in the previous sentence should be read to suggest any waiver of any rights under federal or state securities laws.
The Investment Manager, the Distributor, and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 290 Congress Street, Boston, MA 02210 and serves as investment adviser and administrator to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, debt instruments and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund. The Investment Manager is responsible for the investment management of the Fund, but has delegated certain of its duties, including day-to-day portfolio management of all or a portion of the Fund’s assets to one or more investment subadvisers that determine what securities and other investments the Fund should buy or sell. The Investment Manager is also responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s other service providers and the provision of related clerical and administrative services.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint unaffiliated subadvisers by entering into subadvisory agreements with them, and to change in material respects the terms of those subadvisory agreements, including the fees paid thereunder, for the Fund without first obtaining shareholder approval, thereby avoiding the expense and delays typically associated with obtaining shareholder approval. The Fund furnishes shareholders with information about new subadvisers retained in reliance on the order within 90 days after hiring the subadviser. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager discloses to the Board the nature of any such material relationships. The SEC has issued a separate order that permits the Board to approve new subadvisory agreements or material changes to existing subadvisory agreements at a meeting that is not in person, provided that the Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting and other conditions of the order are satisfied.
The Fund pays the Investment Manager a fee for its management services, which include investment advisory services and administrative services. The fee is calculated as a percentage of the daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, management services fees paid to the Investment Manager by the Fund amounted to 0.68% of average daily net assets of the Fund, before any applicable reimbursements.
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CTIVP® – Principal Large Cap Growth Fund
More Information About the Fund (continued)
A discussion regarding the basis for the Board’s approval of the renewal of the Fund's management agreement is available in the Fund’s Form N-CSR for the fiscal period ended June 30, 2025.
The Investment Manager has, with the approval of the Board, engaged an investment subadviser(s) to make the day-to-day investment decisions for the Fund. The Investment Manager pays the subadviser(s) for investment advisory services and retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Investment Manager may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser. A discussion regarding the basis for the Board’s approval of the renewal of the investment subadvisory agreement with PGI is available in the Fund’s Form N-CSR for the fiscal period ended June 30, 2025.
The date the Subadviser began serving the Fund is set forth under Subadviser below. Any performance of the Fund prior to the date the Subadviser began serving was achieved by one or more different subadvisers. Similarly, the portfolio turnover rate for periods prior to the Subadviser’s management of the Fund was the result of management by one or more different subadvisers. A change in subadvisers may result in increased portfolio turnover.
Subadviser
PGI, which has served as Subadviser to the Fund since May 2022, is located at 711 High Street, Des Moines, IA 50392. PGI, subject to the supervision of Columbia Management, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a subadvisory agreement with Columbia Management. PGI is an indirect subsidiary of Principal Financial Group, Inc. and is part of a diversified global asset management organization which utilizes a multi-boutique strategy of specialized investment groups and affiliates to provide institutional investors and individuals with diverse investment capabilities, including fixed income, equities, real estate, currency, asset allocation and stable value. In addition to its asset management offices in the U.S., PGI has asset management offices of affiliate advisers located in Europe, Asia, Latin America and Australia. PGI has been an investment adviser since 1998.
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.
Subadviser: Principal Global Investors, LLC (PGI)
Portfolio Management	Title	Role with Fund	Managed Fund Since
K. William Nolin, CFA	Portfolio Manager of PGI	Portfolio Manager	2022
Thomas Rozycki, CFA	Portfolio Manager of PGI	Portfolio Manager	2022
Mr. Nolin has ultimate decision making authority. Mr. Rozycki may make investment decisions in Mr. Nolin’s absence.
Mr. Nolin joined PGI in 1993. Mr. Nolin began his investment industry career in 1993 and earned a B.A. from the University of Iowa and an M.B.A. from the Yale School of Management.
Mr. Rozycki joined PGI in 2001. Mr. Rozycki began his investment industry career in 2001 and earned a B.A. from Drake University.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 290 Congress Street, Boston, MA 02210. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
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CTIVP® – Principal Large Cap Growth Fund
More Information About the Fund (continued)
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 290 Congress Street, Boston, MA 02210, and its responsibilities include processing purchases, redemptions and transfers of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Transfer Agent has engaged SS&C GIDS, Inc. to provide various sub-transfer agency services. The Fund pays a service fee to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners and the separate accounts. The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■
compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■
the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■
separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■
regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■
insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests;
■
regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund; and
■
insurance companies investing in the Fund may be affiliates of Ameriprise Financial; these affiliated insurance companies, individually and collectively, may hold through separate accounts a significant portion of the Fund's shares and may also invest in separate accounts managed by the Investment Manager that have the same or substantially similar investment objectives and strategies as the Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
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CTIVP® – Principal Large Cap Growth Fund
More Information About the Fund (continued)
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s Form N-CSR and in the SAI. Additionally, Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
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CTIVP® – Principal Large Cap Growth Fund
About Fund Shares and Transactions
Description of the Share Classes
Share Class Features
The Fund offers the classes of shares set forth on the cover of this prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class 1 and Class 2 shares.
	Class 1 Shares	Class 2 Shares
Eligible Investors
Shares of the Fund are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies
(collectively, Contracts) or qualified pension and retirement plans (Qualified Plans) or other eligible investors authorized by the Distributor.

Investment Limits	none	none
Conversion Features	none	none
Front-End Sales Charges	none	none
Contingent Deferred Sales Charges (CDSCs)	none	none
Maximum Distribution and/or Service Fees	none	0.25%
 FUNDamentals
Financial Intermediaries
The term “financial intermediary” refers to the insurance company that issued your contract, qualified pension or retirement plan sponsors or the financial intermediary that employs your financial advisor. Financial intermediaries also include broker-dealers and financial advisors as well as firms that employ broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other firms in the financial services industry, including Ameriprise Financial and its affiliates.
Distribution and/or Service Fees
Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board has approved, and the Fund has adopted, a distribution plan which sets the distribution fees that are periodically deducted from the Fund’s assets for Class 2 shares. The distribution fee for Class 2 shares is 0.25%. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or financial intermediaries for selling shares of the Fund and/or providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.
The Fund will pay these fees to the Distributor and/or to eligible financial intermediaries for as long as the distribution plan continues. The Fund may reduce or discontinue payments at any time.
The Fund pays a service fee to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners, Qualified Plan participants and the separate accounts.
Financial Intermediary Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to financial intermediaries, primarily to affiliated and unaffiliated insurance companies, for marketing/sales support services relating to the Fund (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary; gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary; or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the Marketing Support Payments to any one financial intermediary are generally between 0.05% and 0.40% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.05% and 0.25% on an annual basis for a financial intermediary receiving a payment based on gross sales of the Columbia Funds attributable to the financial intermediary.
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CTIVP® – Principal Large Cap Growth Fund
About Fund Shares and Transactions (continued)
As employee compensation and business unit operating goals at all levels are generally tied to the success of Ameriprise Financial, employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, are incented to include shares of the Columbia Funds in Contracts offered by affiliated insurance companies. Certain employees, directly or indirectly, receive higher compensation and other benefits as investment in the Columbia Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the Distributor and the Investment Manager, and the products they offer, including the Fund.
In addition, the Transfer Agent has certain arrangements in place to compensate financial intermediaries, primarily to affiliated and unaffiliated insurance companies, that hold Fund shares through networked and omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial Fund shareholders (Shareholder Services). Shareholder Services and related fees vary by financial intermediary and may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, maintenance of shareholder records, preparation of account statements and provision of customer service, and are not intended to include services that are primarily intended to result in the sale of Fund shares. Payments for Shareholder Services generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares. Each Fund pays the Transfer Agent a service fee equal to the payments made by the Transfer Agent to participating insurance companies and other financial intermediaries that provide Shareholder Services up to the lesser of the amount charged by the financial intermediary or a contractual asset-based cap. Payments of amounts that exceed the amount paid by the Fund are borne by the Transfer Agent, the Investment Manager and/or their affiliates.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates typically make other payments or allow promotional incentives to certain broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the financial intermediaries, including Ameriprise Financial affiliates, to which the Distributor, the Investment Manager or their affiliates have agreed to make Marketing Support Payments and fee payments for Shareholder Services.
Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial advisors may have a conflict of interest or financial incentive with respect to recommendations regarding the Fund or any Contract or Qualified Plan that includes the Fund.
Share Price Determination
The price you pay or receive when you buy, sell or transfer shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day, with the value of the Fund's shares based on the total value of all of the securities and other assets that it holds as of such specified time.
 FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV per share as follows:
NAV per share = (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
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Prospectus 2026

CTIVP® – Principal Large Cap Growth Fund
About Fund Shares and Transactions (continued)
 FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day typically ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. The Fund will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as a close of regular trading on the NYSE for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Nonetheless, the NAV of Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Fund’s Board may approve or ratify. On holidays and other days when the NYSE is closed, the Fund’s NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities listed on an exchange are typically valued at the closing price or last trade on their primary exchange at the close of business of the NYSE. Equity securities without a readily available closing price or that are not listed on any exchange are typically valued at the mean between the closing bid and asked prices. Other equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are fair valued unless market quotations are readily available, fixed income investments maturing in 60 days or less are valued primarily using the amortized cost method, unless this methodology results in a valuation that does not approximate the market value of these securities, and those maturing in excess of 60 days are valued based on prices obtained from a pricing service, if available (which may represent market values or fair values). Investments in other open-end funds are valued at their published NAVs. The value of the Fund’s portfolio securities is determined in accordance with the valuation policy approved by the Board (the Valuation Policy). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Investment Manager as the Fund’s valuation designee. The Investment Manager, in turn, has authorized its valuation committee to make fair value determinations and to carry out supervisory and certain other functions relating to the valuation of Fund portfolio securities, pursuant to the Valuation Policy.
If a market price is not readily available or is deemed not to reflect market value for a portfolio security, the Investment Manager will determine the price based on a determination of the security's fair value pursuant to the Valuation Policy. In addition, the Investment Manager may use fair valuation techniques to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Investment Manager uses fair valuation to price equity securities, it may value those securities higher or lower than another fund or manager would. Also, fair valuation of Fund holdings may cause the Fund's performance to diverge to a greater degree from the performance of various benchmark indices used to compare the Fund's performance because indices generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Prospectus 2026
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CTIVP® – Principal Large Cap Growth Fund
About Fund Shares and Transactions (continued)
Futures and options on futures are valued based upon the settlement price as determined by the principal exchange on which they are traded or, in the absence of a settlement price, at the mean of the closing bid and ask. Generally, over-the-counter derivatives, such as swaps and swaptions, are valued based on a price provided by an approved pricing service.
Shareholder Information
Each share class has its own cost structure and other features. Your product may not offer every share class. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the Fund and available under your product. Shares of the Fund are generally available for purchase only by participating insurance companies in connection with Contracts and Qualified Plan sponsors.
The Fund, the Distributor or the Transfer Agent may refuse any order to buy or transfer shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.
Shares of the Fund may not be purchased or sold directly by individual Contract owners or participants in a Qualified Plan. When you sell your shares through your Contract or Qualified Plan, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations, as described under Satisfying Fund Redemption Requests below.
Depending on the context, references to “you” or “your” herein refer either to the holder of a Contract, participant in a Qualified Plan or qualified institutional investor who may select Fund shares to fund his or her investment in the Contract or Qualified Plan or to the participating insurance company as the holder of Fund shares through one or more separate accounts or the Qualified Plan.
Satisfying Fund Redemption Requests
The Fund typically expects to send the redeeming participating insurance company or Qualified Plan sponsor payment for shares within two business days after your trade date. The Fund can suspend redemptions and/or delay payment of redemption proceeds for up to seven days. The Fund can also suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.
The Fund typically seeks to satisfy redemption requests from cash or cash equivalents held by the Fund, from the proceeds of orders to purchase Fund shares or from the proceeds of sales of Fund holdings effected in the normal course of managing the Fund. However, the Fund may have to sell Fund holdings, including in down markets, to meet heavier than usual redemption requests. For example, under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Fund’s investments, the Fund may be more likely to be forced to sell Fund holdings to meet redemptions than under normal market circumstances. In these situations, the Fund’s portfolio managers may have to sell Fund holdings that would not otherwise be sold because, among other reasons, the current price to be received is less than the value of the holdings perceived by the Fund’s portfolio managers. The Fund may also, under certain circumstances (but more likely under stressed or abnormal market conditions or circumstances), borrow money under a credit facility to which the Fund and certain other Columbia Funds are parties or from other Columbia Funds under an interfund lending program (except for closed-end funds and money market funds, which are not eligible to borrow under the program). The Fund and the other Columbia Funds are limited as to the amount that each may individually and collectively borrow under the credit facility and the interfund lending program. As a result, borrowings available to the Fund under the credit facility and the interfund lending program might be insufficient, alone or in combination with the other strategies described herein, to satisfy Fund redemption requests. Please see About Fund Investments – Borrowings – Interfund Lending in the SAI for more information about the credit facility and interfund lending program. The Fund is also limited in the total amount it may borrow. The Fund may only borrow to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any exemptive relief available to the Fund, which currently limit Fund borrowings to
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Prospectus 2026

CTIVP® – Principal Large Cap Growth Fund
About Fund Shares and Transactions (continued)
33 1/3% of total assets (including any amounts borrowed) less liabilities (other than borrowings), plus an additional 5% of its total assets for temporary purposes (to be repaid within 60 days without extension or renewal), in each case determined at the time the borrowing is made.
In addition, the Fund reserves the right to honor redemption orders in whole or in part with in-kind distributions of Fund portfolio securities instead of cash if the Investment Manager, in its sole discretion, determines it to be in the best interest of the remaining shareholders. Such in-kind distributions typically represent a pro-rata portion of Fund portfolio assets subject to adjustments (e.g., for non-transferable securities, round lots and derivatives). In the event the Fund distributes portfolio securities in kind, shareholders may incur brokerage and other transaction costs associated with converting the portfolio securities into cash. Also, the portfolio securities may increase or decrease in value after they are distributed but before they are converted into cash. For U.S. federal income tax purposes, redemptions paid in securities are generally treated the same as redemptions paid in cash. If, during any 90-day period, you redeem shares in an amount greater than $250,000 or 1% of the Fund’s net assets (whichever is less), and if the Investment Manager determines it to be feasible and appropriate, the Fund may pay the redemption amount above such threshold by an in-kind distribution of Fund portfolio securities. Although shares of the Fund may not be purchased or sold by individual owners of Contracts or Qualified Plans, this policy applies indirectly to Contract and Qualified Plan owners.
Potential Conflicts of Interest – Mixed and Shared Funding
The Fund is available for purchase only through Contracts offered by participating insurance companies, Qualified Plans and other qualified institutional investors authorized by the Distributor. Due to differences in tax treatment and other considerations, the interests of various Contract owners, and the interests of Qualified Plan participants, if any, may conflict. The Fund does not foresee any disadvantages to investors arising from these potential conflicts of interest at this time. Nevertheless, the Board of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.
Order Processing
Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Qualified Plan sponsor are processed on business days. Orders received in “good form” by the Transfer Agent or a financial intermediary, including your participating insurance company or Qualified Plan sponsor, before the end of a business day are priced at the NAV per share of the Fund's applicable share class on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. An order is in “good form” if the Transfer Agent or your financial intermediary has all of the information and documentation it deems necessary to effect your order. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Qualified Plan. Any charges that apply to your Contract or Qualified Plan, and any charges that apply to separate accounts of participating insurance companies or Qualified Plans that may own shares directly, are described in your separate Contract prospectus or Qualified Plan disclosure documents.
You may transfer all or part of your investment in the Fund to one or more of the other investment options available under your Contract or Qualified Plan. You may provide instructions to sell any amount allocated to the Fund. Proceeds will be mailed within seven days after your surrender or withdrawal request is received in good form by an authorized agent. The amount you receive may be more or less than the amount you invested.
Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for more information about transfers as well as surrenders and withdrawals.
Prospectus 2026
25

CTIVP® – Principal Large Cap Growth Fund
About Fund Shares and Transactions (continued)
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Fund or certain of its service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Fund are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information; and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading. Investments in a Fund by institutional investors in connection with redemptions in-kind are exempt from the Excessive Trading Policies and Procedures because they generally do not raise market timing or excessive trading concerns. Further discussion about the Fund’s use of redemptions in-kind is available under Satisfying Fund Redemption Requests.
The Fund reserves the right to reject, without any prior notice, any purchase or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a purchase or transfer order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to purchase or transfer transactions communicated directly to the Transfer Agent and to those received by financial intermediaries.
Specific Buying and Transferring Limitations — If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including transfer buy orders, involving any Fund.
For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future purchase orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund reserves the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or transfer orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the
26
Prospectus 2026

CTIVP® – Principal Large Cap Growth Fund
About Fund Shares and Transactions (continued)
omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients' transactions and accounts, and in these circumstances, the identities of the financial intermediary clients that beneficially own Fund shares are often not known to the Fund.
Some financial intermediaries apply their own restrictions or policies to their clients’ transactions and accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■
negative impact on the Fund's performance;
■
potential dilution of the value of the Fund's shares;
■
interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■
losses on the sale of investments resulting from the need to sell securities at less favorable prices; and
■
increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution, which may be exacerbated as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments do not work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded securities and other debt instruments that are rated below investment grade (commonly called “high-yield” or “junk” bonds), equity securities of small-capitalization companies, floating rate loans, or tax-exempt or other securities that may trade infrequently, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities as of the Fund's valuation time. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest only, or significantly, in highly liquid securities, in part because the Fund may have difficulty selling these particular investments at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by non-redeeming shareholders.
Excessive Trading Practices Policy of Columbia Variable Portfolio - Government Money Market Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Variable Portfolio - Government Money Market Fund shares. However, since frequent purchases and sales of Columbia Variable Portfolio - Government Money Market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing
Prospectus 2026
27

CTIVP® – Principal Large Cap Growth Fund
About Fund Shares and Transactions (continued)
costs (such as spreads paid to dealers who trade money market instruments with Columbia Variable Portfolio - Government Money Market Fund) and disrupting portfolio management strategies, Columbia Variable Portfolio - Government Money Market Fund reserves the right, but has no obligation, to reject any purchase or transfer transaction at any time. Columbia Variable Portfolio - Government Money Market Fund has no limits on purchase or transfer transactions. In addition, Columbia Variable Portfolio - Government Money Market Fund reserves the right to impose or modify restrictions on purchases, transfers or trading of Fund shares at any time.
28
Prospectus 2026

CTIVP® – Principal Large Cap Growth Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■
It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■
A mutual fund can also have capital gains if the value of its investments increases.
In the case of the Fund, because the Fund expects to be treated as a partnership for tax purposes, it is not required to and does not expect to make regular distributions to its shareholders (other than in redemption of Fund shares), but may do so in the sole discretion of the Fund’s Board of Trustees (or its delegates).
Taxes and Your Investment
Taxation of the Fund: The Fund is currently treated and expects to continue to be treated as a partnership that is not a “publicly traded partnership” for U.S. federal income tax purposes. If the Fund were not to qualify for such treatment, the Fund could be subject to U.S. federal income tax at the Fund level, which would reduce the value of an investment in the Fund.
As a partnership that is not a “publicly traded partnership,” the Fund is generally not itself subject to U.S. federal income tax. Instead, each shareholder will be required to take into account for U.S. federal income tax purposes its allocable share of the Fund’s income, gains, losses, deductions, credits, and other tax items, without regard to whether such shareholder has received or will receive corresponding distributions from the Fund. In addition, unlike mutual funds that intend to be treated as regulated investment companies for U.S. federal income tax purposes, the Fund is not required to meet any specific qualifying income or distribution requirements, although to the extent regulated investment companies invest in the Fund, such requirements will be taken into account by the Fund.
Certain Fund income may be subject to tax in other countries, including withholding or other taxes on dividends, interest or capital gains. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. In certain countries the Fund may incur a higher rate of tax on dividends than it would have incurred if the Fund had been treated as a regulated investment company.
Taxation of Fund Shares: Shares of the Fund are only offered to separate accounts of participating insurance companies, Qualified Plans, and certain other eligible persons or plans permitted to hold shares of the Fund pursuant to the applicable U.S. Treasury Regulations without impairing the ability of participating insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended. Each participating insurance company, including each participating insurance company that is an affiliate of the Investment Manager, includes in its taxable income any net investment income derived from the investment of assets held in its separate accounts because the insurance company is considered the owner of these assets under federal income tax law. The insurance company may claim certain tax benefits associated with this investment income, which benefits may be greater with respect to the Fund than if the Fund were treated as a regulated investment company for U.S. federal income tax purposes. These benefits, which may include foreign tax credits (which can reduce the insurance company’s U.S. taxes on foreign source income) and the corporate dividends-received deduction (which is a tax deduction for the insurance company attributable to certain dividends received by the Fund), are not passed on to Contract owners since the affiliated insurance company is the owner of the assets under federal tax law and is taxed on the investment income generated by the assets.
Taxation of Variable Annuity Contracts and Variable Life Insurance Policies: Your Contract may qualify for favorable tax treatment. Please refer to your Contract prospectus for more information about the tax implications of your investment in the Contract. As long as your Contract continues to qualify for such favorable tax treatment, you will not be taxed currently on your investment in the Fund through such Contract, even if the Fund makes allocations or distributions to the separate account and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the separate accounts of participating insurance companies, which maintain and invest net proceeds from Contracts, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a Contract will be “adequately diversified.” If the Fund does not meet such requirements because its investments are not adequately
Prospectus 2026
29

CTIVP® – Principal Large Cap Growth Fund
Distributions and Taxes (continued)
diversified, your Contract could lose its favorable tax treatment, and income and gain allocable to your Contract could be taxable currently to you. This could also occur if Contract holders are found to have an impermissible level of control over the investments underlying their Contracts or if the Fund does not qualify for treatment as a partnership that is not a “publicly traded partnership.” You should consult with the participating insurance company that issued your Contract, plan sponsor, or other eligible investor through which your investment in the Fund is made regarding the U.S. federal income taxation of your investment.
 FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your indirect investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account other than a Contract, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
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Prospectus 2026

CTIVP® – Principal Large Cap Growth Fund
Financial Highlights
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total return for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Form N-CSR, which is available upon request.
Prospectus 2026
31

CTIVP® – Principal Large Cap Growth Fund
Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Year Ended 12/31/2025	$71.65	(0.18)	10.05	9.87
Year Ended 12/31/2024	$59.01	(0.04)	12.68	12.64
Year Ended 12/31/2023	$42.29	0.09	16.63	16.72
Year Ended 12/31/2022	$58.74	0.08	(16.53)	(16.45)
Year Ended 12/31/2021	$49.54	(0.05)	9.25	9.20
Class 2
Year Ended 12/31/2025	$69.11	(0.35)	9.67	9.32
Year Ended 12/31/2024	$57.06	(0.19)	12.24	12.05
Year Ended 12/31/2023	$40.99	(0.03)	16.10	16.07
Year Ended 12/31/2022	$57.08	(0.04)	(16.05)	(16.09)
Year Ended 12/31/2021	$48.26	(0.19)	9.01	8.82

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
32
Prospectus 2026

CTIVP® – Principal Large Cap Growth Fund
Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000's)
Class 1
Year Ended 12/31/2025	$81.52	13.78%	0.70%	0.70%	(0.23%)	44%	$1,864,120
Year Ended 12/31/2024	$71.65	21.42%	0.69%	0.69%	(0.06%)	14%	$1,949,131
Year Ended 12/31/2023	$59.01	39.54%	0.70%(c)	0.70%(c)	0.18%	11%	$2,189,569
Year Ended 12/31/2022	$42.29	(28.01%)	0.70%(c)	0.70%(c)	0.17%	89%	$1,827,444
Year Ended 12/31/2021	$58.74	18.57%	0.68%(c)	0.68%(c)	(0.09%)	6%	$2,403,745
Class 2
Year Ended 12/31/2025	$78.43	13.49%	0.95%	0.95%	(0.48%)	44%	$90,077
Year Ended 12/31/2024	$69.11	21.12%	0.94%	0.94%	(0.30%)	14%	$85,159
Year Ended 12/31/2023	$57.06	39.20%	0.95%(c)	0.95%(c)	(0.05%)	11%	$73,789
Year Ended 12/31/2022	$40.99	(28.19%)	0.95%(c)	0.95%(c)	(0.08%)	89%	$56,993
Year Ended 12/31/2021	$57.08	18.28%	0.93%(c)	0.93%(c)	(0.35%)	6%	$76,565

Prospectus 2026
33

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CTIVP® – Principal Large Cap Growth Fund

For More Information
The Fund is generally available only to owners of Contracts issued by participating insurance companies and participants in Qualified Plans. Please refer to your Contract prospectus or Qualified Plan disclosure documents for information about how to buy, sell and transfer shares of the Fund.
Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders and in Form N-CSR. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In the Fund’s Form N-CSR, you will find the Fund’s annual and semiannual financial statements. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail: Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
By Telephone: 800.345.6611
Online: columbiathreadneedleus.com
Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
The investment company registration number of Columbia Funds Variable Series Trust II, of which the Fund is a series, is 811-22127.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.
The Fund is distributed by Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2026 Columbia Threadneedle. All rights reserved.
PRO7032_12_E01_(05/26)

CTIVP® – T. Rowe Price Large Cap Value Fund
Prospectus
May 1, 2026

The Fund may offer Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). There are no exchange ticker symbols associated with shares of the Fund.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CTIVP® – T. Rowe Price Large Cap Value Fund

2
Prospectus 2026

CTIVP® – T. Rowe Price Large Cap Value Fund
Summary of the Fund
Investment Objective
CTIVP® – T. Rowe Price Large Cap Value Fund (the Fund) seeks to provide shareholders with long-term growth of capital and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2
Management fees	0.68%	0.68%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.01%	0.01%
Total annual Fund operating expenses(a)	0.69%	0.94%
(a)
“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
 Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■
you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■
your investment has a 5% return each year, and
■
the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
	1 year	3 years	5 years	10 years
Class 1 (whether or not shares are redeemed)	$70	$221	$384	$859
Class 2 (whether or not shares are redeemed)	$96	$300	$520	$1,155
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 43% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of large-capitalization companies. These companies have market capitalizations in the range of companies in the Russell 1000® Value Index (the Capitalization Index), which
Prospectus 2026
3

CTIVP® – T. Rowe Price Large Cap Value Fund
Summary of the Fund (continued)
ranged between $134.5 million and $2.2 trillion as of March 31, 2026. The market capitalization range and composition of companies in the Capitalization Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund may continue to hold a security even if the company’s market capitalization is no longer within the range of the Capitalization Index. In addition to investments in larger capitalization companies, the Fund may also invest in securities of small-capitalization companies. Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value” companies. The Fund considers “value” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of value companies, or that have a higher book-to-price (B/P) ratio than the median ranked stock within the company’s GICS sector, have a higher EBITDA/EV (earnings before interest, taxes, depreciation and amortization-to-enterprise value) or have a lower price-to-earnings ratio than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify value companies is the Russell 3000® Value Index, although the Fund may change the referenced index without prior notice.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest in foreign securities directly or indirectly through depositary receipts. The Fund’s subadviser seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but, in the opinion of the subadviser, have good prospects for capital appreciation. The Fund may at times emphasize one or more sectors in selecting its investments, including the financials sector.
Principal Risks
An investment in the Fund involves risks, including Large-Cap Stock Risk, Value Securities Risk, Market Risk, and Changing Distribution Level Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Changing Distribution Level Risk. The Fund normally expects to receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amounts paid by the Fund will vary and generally depend on the amount of income the Fund earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in the Fund’s income or net capital gains arising from its investments may reduce its distribution level.
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts and/or Global Depositary Receipts. Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, which may be related to the particular political, regulatory, economic, social and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country and fluctuations in such country’s currency, as well as market risk tied to the underlying foreign company. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical domestic company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that a depositary receipt will continue to trade on
4
Prospectus 2026

CTIVP® – T. Rowe Price Large Cap Value Fund
Summary of the Fund (continued)
an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.
Equity Securities Risk. Equity securities may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. Investing in securities of foreign companies subjects the Fund to the risks associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, including risks related to political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.
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Large-Cap Stock Risk. Investments in larger, more established companies (larger companies) may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.
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Small-Cap Stock Risk. Investments in small-capitalization companies (small-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small-cap companies may be less liquid and more volatile than the securities of larger companies.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other
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conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors, including the financials sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in that group of industries or economic sector.
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Financials Sector. The Fund is vulnerable to the particular risks that may affect companies in the financials sector. Companies in the financials sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financials sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and the interest rates and fees they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the perceived value assessment of that security as determined by the portfolio managers, or may decline in price, even though the securities are already believed to be undervalued by the portfolio managers. There is also a risk that it may take longer than expected for the value of these investments to rise to the perceived value as determined by the portfolio managers. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance, as well as another measure of performance for markets in which the Fund may invest.
Except for differences in annual returns resulting from differences in expenses (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.
The Fund’s performance prior to November 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.
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Summary of the Fund (continued)
Year by Year Total Return (%) as of December 31 Each Year	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	4th Quarter 2020	20.58%
	Worst	1st Quarter 2020	-28.72%
 Average Annual Total Returns (for periods ended December 31, 2025)

	Share Class Inception Date	1 Year	5 Years	10 Years
Class 1	05/07/2010	12.40%	10.43%	9.91%
Class 2	05/07/2010	12.12%	10.15%	9.64%
Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)		15.91%	11.33%	10.53%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)		17.37%	13.59%	14.59%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC
Subadviser: T. Rowe Price Associates, Inc. (T. Rowe Price)
Portfolio Management	Title	Role with Fund	Managed Fund Since
John Linehan, CFA	Vice President and Portfolio Manager of T. Rowe Price	Co-Portfolio Manager	2016
Gabriel Solomon	Vice President and Portfolio Manager of T. Rowe Price	Co-Portfolio Manager	2021
Melanie Rizzo	Vice President and Portfolio Manager of T. Rowe Price	Co-Portfolio Manager	April 2026
Purchase and Sale of Fund Shares
The Fund is available for purchase through Contracts offered by the separate accounts of participating insurance companies or Qualified Plans or by other eligible investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). Shares of the Fund may not be purchased or sold by individual owners of Contracts or Qualified Plans. If you are a Contract holder or Qualified Plan participant, please refer to your separate Contract prospectus or Qualified Plan disclosure documents for information about minimum investment requirements and how to purchase and redeem shares of the Fund on days the Fund is open for business.
Tax Information
The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders which are generally the participating insurance companies investing in the Fund through separate accounts or Qualified Plans or certain other eligible investors authorized by the Distributor. You should consult with the participating insurance company that issued your Contract, plan sponsor or other eligible investor through which your investment in the Fund is made regarding the U.S. federal income taxation of your investment.
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Payments to Broker-Dealers and Other Financial Intermediaries
If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial advisor or salesperson or visit your financial intermediary’s website for more information.
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More Information About the Fund
Investment Objective
CTIVP® – T. Rowe Price Large Cap Value Fund (the Fund) seeks to provide shareholders with long-term growth of capital and income. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change. Because any investment involves risk, there is no assurance the Fund’s investment objective will be achieved.
Principal Investment Strategies
Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in equity securities of large-capitalization companies. These companies have market capitalizations in the range of companies in the Russell 1000® Value Index (the Capitalization Index), which ranged between $134.5 million and $2.2 trillion as of March 31, 2026. The market capitalization range and composition of companies in the Capitalization Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund may continue to hold a security even if the company’s market capitalization is no longer within the range of the Capitalization Index. In addition to investments in larger capitalization companies, the Fund may also invest in securities of small-capitalization companies. Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value” companies. The Fund considers “value” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of value companies, or that have a higher book-to-price (B/P) ratio than the median ranked stock within the company’s GICS sector, have a higher EBITDA/EV (earnings before interest, taxes, depreciation and amortization-to-enterprise value) or have a lower price-to-earnings ratio than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify value companies is the Russell 3000® Value Index, although the Fund may change the referenced index without prior notice.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may invest in foreign securities directly or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. The Fund may at times emphasize one or more sectors in selecting its investments, including the financials sector.
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager to the Fund and is responsible for the oversight of, including the establishment of risk management parameters for, the Fund’s subadviser, T. Rowe Price Associates, Inc. (T. Rowe Price or the Subadviser), which provides day-to-day portfolio management to the Fund.
The Subadviser seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but, in the opinion of the Subadviser, have good prospects for capital appreciation. In selecting investments, the Subadviser generally looks for one or more of the following:
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low price/earnings, price/book value, price/sales, or price/cash flow ratios relative to the broader equity market, the company’s peers, or a company's own historic norm;
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low stock price relative to a company’s underlying asset values;
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companies that may benefit from restructuring activity;
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a sound balance sheet and other positive financial characteristics; and/or
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fundamental or other factors or reasons, including an extraordinary corporate event, a new product introduction or innovation, a favorable competitive development, or a change in management.
The Subadviser integrates ESG factors into its investment research process, focusing on the ESG factors it considers most likely to have a material impact on the performance of the holdings in the Fund's portfolio. While ESG matters vary widely, the Subadviser will generally consider ESG to mean: Environmental or “E” matters, such as climate
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change, resource depletion, waste, pollution, or deforestation; Social or “S” matters, such as companies' relationships with their employees and suppliers, including labor standards, diversity, and human rights issues; and Governance or “G” matters, such as shareholder rights, bribery and corruption, executive pay, and board composition.
The Subadviser may sell securities for a variety of reasons, including, among others, to secure gains, limit losses, or redeploy assets into what are believed to be more promising opportunities.
The Fund’s investment policies with respect to 80% of its net assets may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change.
Principal Risks
An investment in the Fund involves risks, including Large-Cap Stock Risk, Value Securities Risk, Market Risk, and Changing Distribution Level Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Changing Distribution Level Risk. The Fund normally expects to receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amounts paid by the Fund will vary and generally depend on the amount of income the Fund earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in the Fund’s income or net capital gains arising from its investments may reduce its distribution level.
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts and/or Global Depositary Receipts. Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, which may be related to the particular political, regulatory, economic, social and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country and fluctuations in such country’s currency, as well as market risk tied to the underlying foreign company. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical domestic company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that a depositary receipt will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.
Equity Securities Risk. Investments in equity securities represent ownership in a company that fluctuates in value with changes in the company’s financial condition. Equity markets may experience significant volatility at times and may fall sharply in response to adverse events. Certain segments of the equity market may react differently than other segments and U.S. markets may react differently than foreign markets. Individual equity prices also may experience dramatic movements in price. Price movements may result from factors affecting individual companies, sectors, or industries selected for the Fund’s portfolio or the securities market as a whole, including periods of slower growth or recessionary economic conditions, future expectations of poor economic conditions, changes in
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political or social conditions, and lack of investor confidence. In addition, individual equity interests may be adversely affected by factors such as reduced sales, increased costs, or a negative outlook for the future performance of the company. As compared with preferred stock and debt, common stock generally involves greater risk and has lower priority when liquidation, bankruptcy, and dividend payments are made. Preferred stock may be subordinated to bonds or other debt instruments in a company’s capital structure and is typically less liquid than common stock.
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities may also be less liquid, making them more difficult to trade, than securities of U.S. companies so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. In some cases, such withholding or other taxes could potentially be confiscatory. Other risks include: possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about foreign companies; the impact of economic, political, social, diplomatic or other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics), possible seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. In addition, as a result of economic sanctions, the Fund may be forced to sell or otherwise dispose of investments at inopportune times or prices, which could result in losses to the Fund and increased transaction costs. These conditions may be in place for a substantial period of time and enacted with limited advance notice to the Fund. The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets. Additionally, investments in certain countries may subject the Fund to a number of tax rules, the application of which may be uncertain. Countries may amend or revise their existing tax laws, regulations and/or procedures in the future, possibly with retroactive effect. Changes in or uncertainties regarding the laws, regulations or procedures of a country could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies located in such countries in which the Fund invests, or result in unexpected tax liabilities for the Fund. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency exchange controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures,
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breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.
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Large-Cap Stock Risk. Investments in larger companies may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.
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Small-Cap Stock Risk. Securities of small-cap companies can, in certain circumstances, have a higher potential for gains than securities of larger companies but are more likely to have more risk than larger companies. For example, small-cap companies may be more vulnerable to market downturns and adverse business or economic events than larger companies because they may have more limited financial resources and business operations. Small-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller and generally less experienced management teams. Securities of small-cap companies may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. When the Fund takes significant positions in small-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in Fund investment losses that would affect the value of your investment in the Fund. In addition, some small-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. In addition, the Iranian conflict that commenced in February 2026 may result in similar, and potentially more severe, disruptions. Escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
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Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors, including the financials sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in that group of industries or economic sector.
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Financials Sector. The Fund is vulnerable to the particular risks that may affect companies in the financials sector. Companies in the financials sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financials sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and the interest rates and fees they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the perceived value assessment of that security as determined by the portfolio managers, or may decline in price, even though the securities are already believed to be undervalued by the portfolio managers. There is also a risk that it may take longer than expected for the value of these investments to rise to the perceived value as determined by the portfolio managers. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus or as otherwise required by the Investment Company Act of 1940, as amended (the 1940 Act), the rules and regulations thereunder and any applicable exemptive relief, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold other investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s Form N-CSR or by visiting columbiathreadneedleus.com.
Transactions in Derivatives
The Fund may enter into derivative transactions or otherwise have exposure to derivative transactions through underlying investments. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the Secured Overnight Financing Rate (commonly known as SOFR)) or market indices (such as the Standard & Poor’s 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market
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movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. The U.S. government and the European Union (and some other jurisdictions) have enacted regulations and similar requirements that prescribe clearing, margin, reporting and registration requirements for participants in the derivatives market. These requirements are evolving and their ultimate impact on the Fund remains unclear, but such impact could include restricting and/or imposing significant costs or other burdens upon the Fund’s participation in derivatives transactions. Additionally, regulations governing the use of derivatives by registered investment companies, such as the Fund, require, among other things, that a fund that invests in derivative instruments beyond a specified limited amount apply a value-at-risk-based limit to its portfolio and establish a comprehensive derivatives risk management program. As of the date of this prospectus, the Fund is not required to maintain a comprehensive derivatives risk management program given its more limited use of derivatives. For more information on the risks of derivative investments and strategies, see the SAI.
Affiliated Fund Investing
The Investment Manager or an affiliate serves as investment adviser to funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds”, and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds, which may include the Fund (collectively referred to in this section as Underlying Funds), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares. Although the Investment Manager or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when the Investment Manager or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. In order to meet such redemptions, an Underlying Fund may be forced to sell its liquid (or more liquid) positions, leaving the Underlying Fund holding, post-redemption, a relatively larger position in illiquid investments (i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment) or less liquid securities.
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CTIVP® – T. Rowe Price Large Cap Value Fund
More Information About the Fund (continued)
Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager or its affiliate also has a conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as forward contracts, futures contracts, options, structured investments and swaps, for various purposes, including among others, investing in particular derivatives in seeking to reduce investment exposures, or in seeking to achieve indirect investment exposures, to a sector, country, region or currency where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund's website (columbiathreadneedleus.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the Fund's website may not always be current.
Prospectus 2026
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CTIVP® – T. Rowe Price Large Cap Value Fund
More Information About the Fund (continued)
 FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmark(s), and accordingly the Fund's holdings may diverge from those of its benchmark(s). In addition, the Fund may invest in securities outside any industry and geographic sectors represented in its benchmark(s). The Fund's weightings in individual securities, and in industry or geographic sectors, may also vary considerably from those of its benchmark(s).
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year, may vary by share class and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios reflect the Fund’s fee arrangements as of the date of this prospectus and, unless indicated otherwise, are based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but unless indicated otherwise in the Annual Fund Operating Expenses table, no adjustments have been or will be made to the expense ratios to reflect any differences in the Fund’s average net assets between the most recently completed fiscal year and the date of this prospectus or a later date. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
 FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are allocated on a pro rata basis across all share classes. These fees include certain sub-transfer agency and shareholder servicing fees. For more information on these fees, see About Fund Shares and Transactions — Financial Intermediary Compensation.
Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:
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CTIVP® – T. Rowe Price Large Cap Value Fund
More Information About the Fund (continued)

CTIVP® - T. Rowe Price Large Cap Value Fund
Class 1	0.71%
Class 2	0.96%
Under the arrangement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings and infrequent and/or unusual expenses. This arrangement may be revised or discontinued at any time.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Fund’s returns might have been lower.
Primary Service Provider Contracts
The Fund enters into contractual arrangements (Service Provider Contracts) with various service providers, including, among others, the Investment Manager, the Distributor, Columbia Management Investment Services Corp. (the Transfer Agent) and the Fund’s custodian. The Fund’s Service Provider Contracts are solely among the parties thereto. Shareholders are not parties to, or intended to be third-party beneficiaries of, any Service Provider Contracts. Further, this prospectus, the SAI and any Service Provider Contracts are not intended to give rise to any agreement, duty, special relationship or other obligation between the Fund and any investor, or give rise to any contractual, tort or other rights in any individual shareholder, group of shareholders or other person, including any right to assert a fiduciary or other duty, enforce the Service Provider Contracts against the parties or to seek any remedy thereunder, either directly or on behalf of the Fund. Nothing in the previous sentence should be read to suggest any waiver of any rights under federal or state securities laws.
The Investment Manager, the Distributor, and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 290 Congress Street, Boston, MA 02210 and serves as investment adviser and administrator to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, debt instruments and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund. The Investment Manager is responsible for the investment management of the Fund, but has delegated certain of its duties, including day-to-day portfolio management of all or a portion of the Fund’s assets to one or more investment subadvisers that determine what securities and other investments the Fund should buy or sell. The Investment Manager is also responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s other service providers and the provision of related clerical and administrative services.
Prospectus 2026
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CTIVP® – T. Rowe Price Large Cap Value Fund
More Information About the Fund (continued)
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint unaffiliated subadvisers by entering into subadvisory agreements with them, and to change in material respects the terms of those subadvisory agreements, including the fees paid thereunder, for the Fund without first obtaining shareholder approval, thereby avoiding the expense and delays typically associated with obtaining shareholder approval. The Fund furnishes shareholders with information about new subadvisers retained in reliance on the order within 90 days after hiring the subadviser. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager discloses to the Board the nature of any such material relationships. The SEC has issued a separate order that permits the Board to approve new subadvisory agreements or material changes to existing subadvisory agreements at a meeting that is not in person, provided that the Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting and other conditions of the order are satisfied.
The Fund pays the Investment Manager a fee for its management services, which include investment advisory services and administrative services. The fee is calculated as a percentage of the daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, management services fees paid to the Investment Manager by the Fund amounted to 0.68% of average daily net assets of the Fund, before any applicable reimbursements.
A discussion regarding the basis for the Board’s approval of the renewal of the Fund's management agreement is available in the Fund’s Form N-CSR for the fiscal period ended June 30, 2025.
The Investment Manager has, with the approval of the Board, engaged an investment subadviser(s) to make the day-to-day investment decisions for the Fund. The Investment Manager pays the subadviser(s) for investment advisory services and retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Investment Manager may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser. A discussion regarding the basis for the Board’s approval of the renewal of the investment subadvisory agreement with T. Rowe Price is available in the Fund’s Form N-CSR for the fiscal period ended June 30, 2025.
Subadviser
T. Rowe Price, which has served as Subadviser to the Fund since November 2016, is located at 1307 Point Street, Baltimore, MD 21231. T. Rowe Price, subject to the supervision of Columbia Management, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a subadvisory agreement with Columbia Management. T. Rowe Price is a Maryland corporation founded in 1937 that provides investment management services to individual and institutional investors, and sponsors and serves as adviser and subadviser to registered investment companies, institutional separate accounts, and common trust funds.
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.
Subadviser: T. Rowe Price Associates, Inc. (T. Rowe Price)
Portfolio Management	Title	Role with Fund	Managed Fund Since
John Linehan, CFA	Vice President and Portfolio Manager of T. Rowe Price	Co-Portfolio Manager	2016
Gabriel Solomon	Vice President and Portfolio Manager of T. Rowe Price	Co-Portfolio Manager	2021
Melanie Rizzo	Vice President and Portfolio Manager of T. Rowe Price	Co-Portfolio Manager	April 2026
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Prospectus 2026

CTIVP® – T. Rowe Price Large Cap Value Fund
More Information About the Fund (continued)
Mr. Linehan joined T. Rowe Price in 1998. Mr. Linehan began his investment career in 1987 and earned a B.A. from Amherst College and an M.B.A. from Stanford University.
Mr. Solomon joined T. Rowe Price in 2004. Mr. Solomon began his investment career in 2002 and earned a B.A. from the University of California, Los Angeles and an M.B.A. from the University of Pennsylvania, The Wharton School.
Ms. Rizzo joined T. Rowe Price in 2004. Ms. Rizzo began her investment career in 2006 and earned a B.S. from the University of Maryland.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 290 Congress Street, Boston, MA 02210. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 290 Congress Street, Boston, MA 02210, and its responsibilities include processing purchases, redemptions and transfers of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Transfer Agent has engaged SS&C GIDS, Inc. to provide various sub-transfer agency services. The Fund pays a service fee to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners and the separate accounts. The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■
compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■
the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■
separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
Prospectus 2026
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CTIVP® – T. Rowe Price Large Cap Value Fund
More Information About the Fund (continued)
■
regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■
insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests;
■
regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund; and
■
insurance companies investing in the Fund may be affiliates of Ameriprise Financial; these affiliated insurance companies, individually and collectively, may hold through separate accounts a significant portion of the Fund's shares and may also invest in separate accounts managed by the Investment Manager that have the same or substantially similar investment objectives and strategies as the Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s Form N-CSR and in the SAI. Additionally, Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
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Prospectus 2026

CTIVP® – T. Rowe Price Large Cap Value Fund
About Fund Shares and Transactions
Description of the Share Classes
Share Class Features
The Fund offers the classes of shares set forth on the cover of this prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class 1 and Class 2 shares.
	Class 1 Shares	Class 2 Shares
Eligible Investors
Shares of the Fund are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies
(collectively, Contracts) or qualified pension and retirement plans (Qualified Plans) or other eligible investors authorized by the Distributor.

Investment Limits	none	none
Conversion Features	none	none
Front-End Sales Charges	none	none
Contingent Deferred Sales Charges (CDSCs)	none	none
Maximum Distribution and/or Service Fees	none	0.25%
 FUNDamentals
Financial Intermediaries
The term “financial intermediary” refers to the insurance company that issued your contract, qualified pension or retirement plan sponsors or the financial intermediary that employs your financial advisor. Financial intermediaries also include broker-dealers and financial advisors as well as firms that employ broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other firms in the financial services industry, including Ameriprise Financial and its affiliates.
Distribution and/or Service Fees
Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board has approved, and the Fund has adopted, a distribution plan which sets the distribution fees that are periodically deducted from the Fund’s assets for Class 2 shares. The distribution fee for Class 2 shares is 0.25%. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or financial intermediaries for selling shares of the Fund and/or providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.
The Fund will pay these fees to the Distributor and/or to eligible financial intermediaries for as long as the distribution plan continues. The Fund may reduce or discontinue payments at any time.
The Fund pays a service fee to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners, Qualified Plan participants and the separate accounts.
Financial Intermediary Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to financial intermediaries, primarily to affiliated and unaffiliated insurance companies, for marketing/sales support services relating to the Fund (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary; gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary; or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the Marketing Support Payments to any one financial intermediary are generally between 0.05% and 0.40% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.05% and 0.25% on an annual basis for a financial intermediary receiving a payment based on gross sales of the Columbia Funds attributable to the financial intermediary.
Prospectus 2026
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CTIVP® – T. Rowe Price Large Cap Value Fund
About Fund Shares and Transactions (continued)
As employee compensation and business unit operating goals at all levels are generally tied to the success of Ameriprise Financial, employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, are incented to include shares of the Columbia Funds in Contracts offered by affiliated insurance companies. Certain employees, directly or indirectly, receive higher compensation and other benefits as investment in the Columbia Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the Distributor and the Investment Manager, and the products they offer, including the Fund.
In addition, the Transfer Agent has certain arrangements in place to compensate financial intermediaries, primarily to affiliated and unaffiliated insurance companies, that hold Fund shares through networked and omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial Fund shareholders (Shareholder Services). Shareholder Services and related fees vary by financial intermediary and may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, maintenance of shareholder records, preparation of account statements and provision of customer service, and are not intended to include services that are primarily intended to result in the sale of Fund shares. Payments for Shareholder Services generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares. Each Fund pays the Transfer Agent a service fee equal to the payments made by the Transfer Agent to participating insurance companies and other financial intermediaries that provide Shareholder Services up to the lesser of the amount charged by the financial intermediary or a contractual asset-based cap. Payments of amounts that exceed the amount paid by the Fund are borne by the Transfer Agent, the Investment Manager and/or their affiliates.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates typically make other payments or allow promotional incentives to certain broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the financial intermediaries, including Ameriprise Financial affiliates, to which the Distributor, the Investment Manager or their affiliates have agreed to make Marketing Support Payments and fee payments for Shareholder Services.
Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial advisors may have a conflict of interest or financial incentive with respect to recommendations regarding the Fund or any Contract or Qualified Plan that includes the Fund.
Share Price Determination
The price you pay or receive when you buy, sell or transfer shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day, with the value of the Fund's shares based on the total value of all of the securities and other assets that it holds as of such specified time.
 FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV per share as follows:
NAV per share = (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
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Prospectus 2026

CTIVP® – T. Rowe Price Large Cap Value Fund
About Fund Shares and Transactions (continued)
 FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day typically ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. The Fund will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as a close of regular trading on the NYSE for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Nonetheless, the NAV of Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Fund’s Board may approve or ratify. On holidays and other days when the NYSE is closed, the Fund’s NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities listed on an exchange are typically valued at the closing price or last trade on their primary exchange at the close of business of the NYSE. Equity securities without a readily available closing price or that are not listed on any exchange are typically valued at the mean between the closing bid and asked prices. Other equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are fair valued unless market quotations are readily available, fixed income investments maturing in 60 days or less are valued primarily using the amortized cost method, unless this methodology results in a valuation that does not approximate the market value of these securities, and those maturing in excess of 60 days are valued based on prices obtained from a pricing service, if available (which may represent market values or fair values). Investments in other open-end funds are valued at their published NAVs. The value of the Fund’s portfolio securities is determined in accordance with the valuation policy approved by the Board (the Valuation Policy). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Investment Manager as the Fund’s valuation designee. The Investment Manager, in turn, has authorized its valuation committee to make fair value determinations and to carry out supervisory and certain other functions relating to the valuation of Fund portfolio securities, pursuant to the Valuation Policy.
If a market price is not readily available or is deemed not to reflect market value for a portfolio security, the Investment Manager will determine the price based on a determination of the security's fair value pursuant to the Valuation Policy. In addition, the Investment Manager may use fair valuation techniques to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Investment Manager uses fair valuation to price equity securities, it may value those securities higher or lower than another fund or manager would. Also, fair valuation of Fund holdings may cause the Fund's performance to diverge to a greater degree from the performance of various benchmark indices used to compare the Fund's performance because indices generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Prospectus 2026
23

CTIVP® – T. Rowe Price Large Cap Value Fund
About Fund Shares and Transactions (continued)
Futures and options on futures are valued based upon the settlement price as determined by the principal exchange on which they are traded or, in the absence of a settlement price, at the mean of the closing bid and ask. Generally, over-the-counter derivatives, such as swaps and swaptions, are valued based on a price provided by an approved pricing service.
Shareholder Information
Each share class has its own cost structure and other features. Your product may not offer every share class. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the Fund and available under your product. Shares of the Fund are generally available for purchase only by participating insurance companies in connection with Contracts and Qualified Plan sponsors.
The Fund, the Distributor or the Transfer Agent may refuse any order to buy or transfer shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.
Shares of the Fund may not be purchased or sold directly by individual Contract owners or participants in a Qualified Plan. When you sell your shares through your Contract or Qualified Plan, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations, as described under Satisfying Fund Redemption Requests below.
Depending on the context, references to “you” or “your” herein refer either to the holder of a Contract, participant in a Qualified Plan or qualified institutional investor who may select Fund shares to fund his or her investment in the Contract or Qualified Plan or to the participating insurance company as the holder of Fund shares through one or more separate accounts or the Qualified Plan.
Satisfying Fund Redemption Requests
The Fund typically expects to send the redeeming participating insurance company or Qualified Plan sponsor payment for shares within two business days after your trade date. The Fund can suspend redemptions and/or delay payment of redemption proceeds for up to seven days. The Fund can also suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.
The Fund typically seeks to satisfy redemption requests from cash or cash equivalents held by the Fund, from the proceeds of orders to purchase Fund shares or from the proceeds of sales of Fund holdings effected in the normal course of managing the Fund. However, the Fund may have to sell Fund holdings, including in down markets, to meet heavier than usual redemption requests. For example, under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Fund’s investments, the Fund may be more likely to be forced to sell Fund holdings to meet redemptions than under normal market circumstances. In these situations, the Fund’s portfolio managers may have to sell Fund holdings that would not otherwise be sold because, among other reasons, the current price to be received is less than the value of the holdings perceived by the Fund’s portfolio managers. The Fund may also, under certain circumstances (but more likely under stressed or abnormal market conditions or circumstances), borrow money under a credit facility to which the Fund and certain other Columbia Funds are parties or from other Columbia Funds under an interfund lending program (except for closed-end funds and money market funds, which are not eligible to borrow under the program). The Fund and the other Columbia Funds are limited as to the amount that each may individually and collectively borrow under the credit facility and the interfund lending program. As a result, borrowings available to the Fund under the credit facility and the interfund lending program might be insufficient, alone or in combination with the other strategies described herein, to satisfy Fund redemption requests. Please see About Fund Investments – Borrowings – Interfund Lending in the SAI for more information about the credit facility and interfund lending program. The Fund is also limited in the total amount it may borrow. The Fund may only borrow to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any exemptive relief available to the Fund, which currently limit Fund borrowings to
24
Prospectus 2026

CTIVP® – T. Rowe Price Large Cap Value Fund
About Fund Shares and Transactions (continued)
33 1/3% of total assets (including any amounts borrowed) less liabilities (other than borrowings), plus an additional 5% of its total assets for temporary purposes (to be repaid within 60 days without extension or renewal), in each case determined at the time the borrowing is made.
In addition, the Fund reserves the right to honor redemption orders in whole or in part with in-kind distributions of Fund portfolio securities instead of cash if the Investment Manager, in its sole discretion, determines it to be in the best interest of the remaining shareholders. Such in-kind distributions typically represent a pro-rata portion of Fund portfolio assets subject to adjustments (e.g., for non-transferable securities, round lots and derivatives). In the event the Fund distributes portfolio securities in kind, shareholders may incur brokerage and other transaction costs associated with converting the portfolio securities into cash. Also, the portfolio securities may increase or decrease in value after they are distributed but before they are converted into cash. For U.S. federal income tax purposes, redemptions paid in securities are generally treated the same as redemptions paid in cash. If, during any 90-day period, you redeem shares in an amount greater than $250,000 or 1% of the Fund’s net assets (whichever is less), and if the Investment Manager determines it to be feasible and appropriate, the Fund may pay the redemption amount above such threshold by an in-kind distribution of Fund portfolio securities. Although shares of the Fund may not be purchased or sold by individual owners of Contracts or Qualified Plans, this policy applies indirectly to Contract and Qualified Plan owners.
Potential Conflicts of Interest – Mixed and Shared Funding
The Fund is available for purchase only through Contracts offered by participating insurance companies, Qualified Plans and other qualified institutional investors authorized by the Distributor. Due to differences in tax treatment and other considerations, the interests of various Contract owners, and the interests of Qualified Plan participants, if any, may conflict. The Fund does not foresee any disadvantages to investors arising from these potential conflicts of interest at this time. Nevertheless, the Board of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.
Order Processing
Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Qualified Plan sponsor are processed on business days. Orders received in “good form” by the Transfer Agent or a financial intermediary, including your participating insurance company or Qualified Plan sponsor, before the end of a business day are priced at the NAV per share of the Fund's applicable share class on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. An order is in “good form” if the Transfer Agent or your financial intermediary has all of the information and documentation it deems necessary to effect your order. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Qualified Plan. Any charges that apply to your Contract or Qualified Plan, and any charges that apply to separate accounts of participating insurance companies or Qualified Plans that may own shares directly, are described in your separate Contract prospectus or Qualified Plan disclosure documents.
You may transfer all or part of your investment in the Fund to one or more of the other investment options available under your Contract or Qualified Plan. You may provide instructions to sell any amount allocated to the Fund. Proceeds will be mailed within seven days after your surrender or withdrawal request is received in good form by an authorized agent. The amount you receive may be more or less than the amount you invested.
Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for more information about transfers as well as surrenders and withdrawals.
Prospectus 2026
25

CTIVP® – T. Rowe Price Large Cap Value Fund
About Fund Shares and Transactions (continued)
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Fund or certain of its service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Fund are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information; and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading. Investments in a Fund by institutional investors in connection with redemptions in-kind are exempt from the Excessive Trading Policies and Procedures because they generally do not raise market timing or excessive trading concerns. Further discussion about the Fund’s use of redemptions in-kind is available under Satisfying Fund Redemption Requests.
The Fund reserves the right to reject, without any prior notice, any purchase or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a purchase or transfer order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to purchase or transfer transactions communicated directly to the Transfer Agent and to those received by financial intermediaries.
Specific Buying and Transferring Limitations — If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including transfer buy orders, involving any Fund.
For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future purchase orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund reserves the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or transfer orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the
26
Prospectus 2026

CTIVP® – T. Rowe Price Large Cap Value Fund
About Fund Shares and Transactions (continued)
omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients' transactions and accounts, and in these circumstances, the identities of the financial intermediary clients that beneficially own Fund shares are often not known to the Fund.
Some financial intermediaries apply their own restrictions or policies to their clients’ transactions and accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■
negative impact on the Fund's performance;
■
potential dilution of the value of the Fund's shares;
■
interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■
losses on the sale of investments resulting from the need to sell securities at less favorable prices; and
■
increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution, which may be exacerbated as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments do not work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded securities and other debt instruments that are rated below investment grade (commonly called “high-yield” or “junk” bonds), equity securities of small-capitalization companies, floating rate loans, or tax-exempt or other securities that may trade infrequently, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities as of the Fund's valuation time. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest only, or significantly, in highly liquid securities, in part because the Fund may have difficulty selling these particular investments at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by non-redeeming shareholders.
Excessive Trading Practices Policy of Columbia Variable Portfolio - Government Money Market Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Variable Portfolio - Government Money Market Fund shares. However, since frequent purchases and sales of Columbia Variable Portfolio - Government Money Market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing
Prospectus 2026
27

CTIVP® – T. Rowe Price Large Cap Value Fund
About Fund Shares and Transactions (continued)
costs (such as spreads paid to dealers who trade money market instruments with Columbia Variable Portfolio - Government Money Market Fund) and disrupting portfolio management strategies, Columbia Variable Portfolio - Government Money Market Fund reserves the right, but has no obligation, to reject any purchase or transfer transaction at any time. Columbia Variable Portfolio - Government Money Market Fund has no limits on purchase or transfer transactions. In addition, Columbia Variable Portfolio - Government Money Market Fund reserves the right to impose or modify restrictions on purchases, transfers or trading of Fund shares at any time.
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CTIVP® – T. Rowe Price Large Cap Value Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■
It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■
A mutual fund can also have capital gains if the value of its investments increases.
In the case of the Fund, because the Fund expects to be treated as a partnership for tax purposes, it is not required to and does not expect to make regular distributions to its shareholders (other than in redemption of Fund shares), but may do so in the sole discretion of the Fund’s Board of Trustees (or its delegates).
Taxes and Your Investment
Taxation of the Fund: The Fund is currently treated and expects to continue to be treated as a partnership that is not a “publicly traded partnership” for U.S. federal income tax purposes. If the Fund were not to qualify for such treatment, the Fund could be subject to U.S. federal income tax at the Fund level, which would reduce the value of an investment in the Fund.
As a partnership that is not a “publicly traded partnership,” the Fund is generally not itself subject to U.S. federal income tax. Instead, each shareholder will be required to take into account for U.S. federal income tax purposes its allocable share of the Fund’s income, gains, losses, deductions, credits, and other tax items, without regard to whether such shareholder has received or will receive corresponding distributions from the Fund. In addition, unlike mutual funds that intend to be treated as regulated investment companies for U.S. federal income tax purposes, the Fund is not required to meet any specific qualifying income or distribution requirements, although to the extent regulated investment companies invest in the Fund, such requirements will be taken into account by the Fund.
Certain Fund income may be subject to tax in other countries, including withholding or other taxes on dividends, interest or capital gains. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. In certain countries the Fund may incur a higher rate of tax on dividends than it would have incurred if the Fund had been treated as a regulated investment company.
Taxation of Fund Shares: Shares of the Fund are only offered to separate accounts of participating insurance companies, Qualified Plans, and certain other eligible persons or plans permitted to hold shares of the Fund pursuant to the applicable U.S. Treasury Regulations without impairing the ability of participating insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended. Each participating insurance company, including each participating insurance company that is an affiliate of the Investment Manager, includes in its taxable income any net investment income derived from the investment of assets held in its separate accounts because the insurance company is considered the owner of these assets under federal income tax law. The insurance company may claim certain tax benefits associated with this investment income, which benefits may be greater with respect to the Fund than if the Fund were treated as a regulated investment company for U.S. federal income tax purposes. These benefits, which may include foreign tax credits (which can reduce the insurance company’s U.S. taxes on foreign source income) and the corporate dividends-received deduction (which is a tax deduction for the insurance company attributable to certain dividends received by the Fund), are not passed on to Contract owners since the affiliated insurance company is the owner of the assets under federal tax law and is taxed on the investment income generated by the assets.
Taxation of Variable Annuity Contracts and Variable Life Insurance Policies: Your Contract may qualify for favorable tax treatment. Please refer to your Contract prospectus for more information about the tax implications of your investment in the Contract. As long as your Contract continues to qualify for such favorable tax treatment, you will not be taxed currently on your investment in the Fund through such Contract, even if the Fund makes allocations or distributions to the separate account and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the separate accounts of participating insurance companies, which maintain and invest net proceeds from Contracts, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a Contract will be “adequately diversified.” If the Fund does not meet such requirements because its investments are not adequately
Prospectus 2026
29

CTIVP® – T. Rowe Price Large Cap Value Fund
Distributions and Taxes (continued)
diversified, your Contract could lose its favorable tax treatment, and income and gain allocable to your Contract could be taxable currently to you. This could also occur if Contract holders are found to have an impermissible level of control over the investments underlying their Contracts or if the Fund does not qualify for treatment as a partnership that is not a “publicly traded partnership.” You should consult with the participating insurance company that issued your Contract, plan sponsor, or other eligible investor through which your investment in the Fund is made regarding the U.S. federal income taxation of your investment.
 FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your indirect investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account other than a Contract, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
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CTIVP® – T. Rowe Price Large Cap Value Fund
Financial Highlights
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total return for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Form N-CSR, which is available upon request.
Prospectus 2026
31

CTIVP® – T. Rowe Price Large Cap Value Fund
Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Year Ended 12/31/2025	$39.28	0.64	4.23	4.87
Year Ended 12/31/2024	$35.09	0.64	3.55	4.19
Year Ended 12/31/2023	$32.02	0.68	2.39	3.07
Year Ended 12/31/2022	$33.69	0.54	(2.21)	(1.67)
Year Ended 12/31/2021	$26.89	0.44	6.36	6.80
Class 2
Year Ended 12/31/2025	$37.87	0.52	4.07	4.59
Year Ended 12/31/2024	$33.91	0.53	3.43	3.96
Year Ended 12/31/2023	$31.03	0.58	2.30	2.88
Year Ended 12/31/2022	$32.72	0.46	(2.15)	(1.69)
Year Ended 12/31/2021	$26.19	0.35	6.18	6.53

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
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Prospectus 2026

CTIVP® – T. Rowe Price Large Cap Value Fund
Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000's)
Class 1
Year Ended 12/31/2025	$44.15	12.40%	0.69%	0.69%	1.56%	43%	$2,017,820
Year Ended 12/31/2024	$39.28	11.94%	0.70%(c)	0.70%(c)	1.66%	41%	$1,955,229
Year Ended 12/31/2023	$35.09	9.59%	0.70%	0.70%	2.10%	30%	$1,715,688
Year Ended 12/31/2022	$32.02	(4.96%)	0.69%	0.69%	1.69%	30%	$1,781,787
Year Ended 12/31/2021	$33.69	25.29%	0.68%	0.68%	1.40%	32%	$2,241,102
Class 2
Year Ended 12/31/2025	$42.46	12.12%	0.94%	0.94%	1.31%	43%	$55,038
Year Ended 12/31/2024	$37.87	11.68%	0.95%(c)	0.95%(c)	1.41%	41%	$51,943
Year Ended 12/31/2023	$33.91	9.28%	0.95%	0.95%	1.86%	30%	$48,750
Year Ended 12/31/2022	$31.03	(5.17%)	0.94%	0.94%	1.48%	30%	$47,191
Year Ended 12/31/2021	$32.72	24.93%	0.93%	0.93%	1.14%	32%	$42,318

Prospectus 2026
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CTIVP® – T. Rowe Price Large Cap Value Fund

For More Information
The Fund is generally available only to owners of Contracts issued by participating insurance companies and participants in Qualified Plans. Please refer to your Contract prospectus or Qualified Plan disclosure documents for information about how to buy, sell and transfer shares of the Fund.
Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders and in Form N-CSR. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In the Fund’s Form N-CSR, you will find the Fund’s annual and semiannual financial statements. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail: Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
By Telephone: 800.345.6611
Online: columbiathreadneedleus.com
Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
The investment company registration number of Columbia Funds Variable Series Trust II, of which the Fund is a series, is 811-22127.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.
The Fund is distributed by Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2026 Columbia Threadneedle. All rights reserved.
PRO7036_12_E01_(05/26)

CTIVP® – Wellington Large Cap Value Fund
Prospectus
May 1, 2026

The Fund may offer Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). There are no exchange ticker symbols associated with shares of the Fund.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

CTIVP® – Wellington Large Cap Value Fund

2
Prospectus 2026

CTIVP® – Wellington Large Cap Value Fund
Summary of the Fund
Investment Objective
CTIVP® – Wellington Large Cap Value Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2
Management fees	0.71%	0.71%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.02%	0.02%
Total annual Fund operating expenses(a)	0.73%	0.98%
Less: Fee waivers and/or expense reimbursements(b)	(0.12%)	(0.12%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.61%	0.86%
(a)
“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(b)
Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through April 30, 2027, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.61% for Class 1 and 0.86% for Class 2. Any differences in these annual rates relative to the annual rates noted in the last row of the above table (e.g., net expense ratios) are due to applicable exclusions under the agreement.
 Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
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you invest $10,000 in the applicable class of Fund shares for the periods indicated,
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your investment has a 5% return each year, and
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the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
	1 year	3 years	5 years	10 years
Class 1 (whether or not shares are redeemed)	$62	$221	$394	$895
Class 2 (whether or not shares are redeemed)	$88	$300	$530	$1,190
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CTIVP® – Wellington Large Cap Value Fund
Summary of the Fund (continued)
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 119% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies have market capitalizations in the range of companies in the Russell 1000® Value Index (the Capitalization Index), which ranged between $134.5 million and $2.2 trillion as of March 31, 2026. The market capitalization range and composition of companies in the Capitalization Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund may continue to hold a security even if the company’s market capitalization is no longer within the range of the Capitalization Index. Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value” companies. The Fund considers “value” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of value companies, or that have a higher book-to-price (B/P) ratio than the median ranked stock within the company’s GICS sector, have a higher EBITDA/EV (earnings before interest, taxes, depreciation and amortization-to-enterprise value) or have a lower price-to-earnings ratio than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify value companies is the Russell 3000® Value Index, although the Fund may change the referenced index without prior notice.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may at times emphasize one or more sectors in selecting its investments, including the financials and information technology sectors.
Equity securities in which the Fund may invest include common stocks, preferred stocks, securities convertible into common stocks, equity interests in real estate investment trusts (REITs) and depositary receipts for such securities.
Principal Risks
An investment in the Fund involves risks, including Market Risk, Large-Cap Stock Risk, and Value Securities Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts and/or Global Depositary Receipts. Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, which may be related to the particular political, regulatory, economic, social and other conditions or events (including, for example, military confrontations
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CTIVP® – Wellington Large Cap Value Fund
Summary of the Fund (continued)
and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country and fluctuations in such country’s currency, as well as market risk tied to the underlying foreign company. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical domestic company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that a depositary receipt will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.
Equity Securities Risk. Equity securities may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. Investing in securities of foreign companies subjects the Fund to the risks associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, including risks related to political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.
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Small- and Mid-Cap Stock Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
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Large-Cap Stock Risk. Investments in larger companies may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies
Prospectus 2026
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CTIVP® – Wellington Large Cap Value Fund
Summary of the Fund (continued)
and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Preferred Stock Risk. Preferred stock is a type of stock that may pay dividends at a different rate than common stock of the same issuer, if at all, and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (the risk of losses attributable to changes in interest rates).
Real Estate-Related Investment Risk. Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs may be subject to more abrupt or erratic price movements than the overall securities markets. In a rising interest rate environment, the stock prices of real estate-related investments may decline and the borrowing costs of these companies may increase. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially and adversely affect its value. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors, including the financials and information technology sectors. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in that group of industries or economic sector.
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Financials Sector. The Fund is vulnerable to the particular risks that may affect companies in the financials sector. Companies in the financials sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financials sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and the interest rates and fees they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
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Information Technology Sector. The Fund is vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short
6
Prospectus 2026

CTIVP® – Wellington Large Cap Value Fund
Summary of the Fund (continued)
product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the perceived value assessment of that security as determined by the portfolio managers, or may decline in price, even though the securities are already believed to be undervalued by the portfolio managers. There is also a risk that it may take longer than expected for the value of these investments to rise to the perceived value as determined by the portfolio managers. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance, as well as another measure of performance for markets in which the Fund may invest.
Except for differences in annual returns resulting from differences in expenses (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.
The Fund’s performance prior to May 2025 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.
Year by Year Total Return (%) as of December 31 Each Year	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	2nd Quarter 2020	14.44%
	Worst	1st Quarter 2020	-24.12%
Prospectus 2026
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CTIVP® – Wellington Large Cap Value Fund
Summary of the Fund (continued)
 Average Annual Total Returns (for periods ended December 31, 2025)

	Share Class Inception Date	1 Year	5 Years	10 Years
Class 1	05/07/2010	19.92%	11.26%	10.71%
Class 2	05/07/2010	19.61%	10.97%	10.43%
Russell 1000® Value Index (reflects no deductions for fees, expenses or taxes)		15.91%	11.33%	10.53%
Russell 1000® Index (reflects no deductions for fees, expenses or taxes)		17.37%	13.59%	14.59%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC
Subadviser: Wellington Management Company LLP (Wellington)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Matthew Baker	Senior Managing Director and Equity Portfolio Manager of Wellington	Co-Portfolio Manager	2025
Nataliya Kofman	Senior Managing Director and Equity Portfolio Manager of Wellington	Co-Portfolio Manager	2025
Purchase and Sale of Fund Shares
The Fund is available for purchase through Contracts offered by the separate accounts of participating insurance companies or Qualified Plans or by other eligible investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). Shares of the Fund may not be purchased or sold by individual owners of Contracts or Qualified Plans. If you are a Contract holder or Qualified Plan participant, please refer to your separate Contract prospectus or Qualified Plan disclosure documents for information about minimum investment requirements and how to purchase and redeem shares of the Fund on days the Fund is open for business.
Tax Information
The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders which are generally the participating insurance companies investing in the Fund through separate accounts or Qualified Plans or certain other eligible investors authorized by the Distributor. You should consult with the participating insurance company that issued your Contract, plan sponsor or other eligible investor through which your investment in the Fund is made regarding the U.S. federal income taxation of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries
If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial advisor or salesperson or visit your financial intermediary’s website for more information.
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Prospectus 2026

CTIVP® – Wellington Large Cap Value Fund
More Information About the Fund
Investment Objective
CTIVP® – Wellington Large Cap Value Fund (the Fund) seeks to provide shareholders with long-term capital growth. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change. Because any investment involves risk, there is no assurance the Fund’s investment objective will be achieved.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of large-capitalization companies, primarily common stocks and securities that can be converted into common stocks. These companies have market capitalizations in the range of companies in the Russell 1000® Value Index (the Capitalization Index), which ranged between $134.5 million and $2.2 trillion as of March 31, 2026. The market capitalization range and composition of companies in the Capitalization Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund may continue to hold a security even if the company’s market capitalization is no longer within the range of the Capitalization Index. Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value” companies. The Fund considers “value” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of value companies, or that have a higher book-to-price (B/P) ratio than the median ranked stock within the company’s GICS sector, have a higher EBITDA/EV (earnings before interest, taxes, depreciation and amortization-to-enterprise value) or have a lower price-to-earnings ratio than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify value companies is the Russell 3000® Value Index, although the Fund may change the referenced index without prior notice.
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may at times emphasize one or more sectors in selecting its investments, including the financials and information technology sectors.
Equity securities in which the Fund may invest include common stocks, preferred stocks, securities convertible into common stocks, equity interests in real estate investment trusts (REITs) and depositary receipts for such securities. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies.
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager to the Fund and is responsible for the oversight of, including the establishment of risk management parameters for, the Fund’s subadviser, Wellington Management Company LLP (Wellington or the Subadviser), which provides day-to-day portfolio management to the Fund.
Wellington uses fundamental analysis to evaluate a security for purchase or sale by the Fund. As part of this analysis, Wellington evaluates a company’s dividend payment history as well as other factors, such as a company’s free cash flow, business environment, management quality, balance sheet, income statement, anticipated earnings, revenues, and other related measures or indicators of value. Wellington expects most companies in the portfolio will pay a dividend.
The Fund’s investment policies with respect to 80% of its net assets may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change.
Principal Risks
An investment in the Fund involves risks, including Market Risk, Large-Cap Stock Risk, and Value Securities Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other
Prospectus 2026
9

CTIVP® – Wellington Large Cap Value Fund
More Information About the Fund (continued)
government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk (the risk of losses attributable to changes in interest rates) and credit risk (the risk that the issuer of a debt instrument will default or otherwise become unable, or be perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due). Convertible securities also react to changes in the value of the common stock into which they convert and are thus subject to market risk (the risk that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise). Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt instrument and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts and/or Global Depositary Receipts. Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, which may be related to the particular political, regulatory, economic, social and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country and fluctuations in such country’s currency, as well as market risk tied to the underlying foreign company. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical domestic company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that a depositary receipt will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.
Equity Securities Risk. Investments in equity securities represent ownership in a company that fluctuates in value with changes in the company’s financial condition. Equity markets may experience significant volatility at times and may fall sharply in response to adverse events. Certain segments of the equity market may react differently than other segments and U.S. markets may react differently than foreign markets. Individual equity prices also may experience dramatic movements in price. Price movements may result from factors affecting individual companies, sectors, or industries selected for the Fund’s portfolio or the securities market as a whole, including periods of slower growth or recessionary economic conditions, future expectations of poor economic conditions, changes in political or social conditions, and lack of investor confidence. In addition, individual equity interests may be adversely affected by factors such as reduced sales, increased costs, or a negative outlook for the future performance of the company. As compared with preferred stock and debt, common stock generally involves greater risk and has lower priority when liquidation, bankruptcy, and dividend payments are made. Preferred stock may be subordinated to bonds or other debt instruments in a company’s capital structure and is typically less liquid than common stock.
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities may also be less liquid, making them more difficult to trade, than securities of
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Prospectus 2026

CTIVP® – Wellington Large Cap Value Fund
More Information About the Fund (continued)
U.S. companies so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. In some cases, such withholding or other taxes could potentially be confiscatory. Other risks include: possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about foreign companies; the impact of economic, political, social, diplomatic or other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics), possible seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. In addition, as a result of economic sanctions, the Fund may be forced to sell or otherwise dispose of investments at inopportune times or prices, which could result in losses to the Fund and increased transaction costs. These conditions may be in place for a substantial period of time and enacted with limited advance notice to the Fund. The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets. Additionally, investments in certain countries may subject the Fund to a number of tax rules, the application of which may be uncertain. Countries may amend or revise their existing tax laws, regulations and/or procedures in the future, possibly with retroactive effect. Changes in or uncertainties regarding the laws, regulations or procedures of a country could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies located in such countries in which the Fund invests, or result in unexpected tax liabilities for the Fund. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency exchange controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.
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Small- and Mid-Cap Stock Risk. Securities of small- and mid-cap companies can, in certain circumstances, have a higher potential for gains than securities of larger companies but are more likely to have more risk than larger companies. For example, small- and mid-cap companies may be more vulnerable to market downturns and adverse business or economic events than larger companies because they may have more limited financial resources and business operations. Small- and mid-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller and generally less experienced
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management teams. Securities of small- and mid-cap companies may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. When the Fund takes significant positions in small- and mid-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in Fund investment losses that would affect the value of your investment in the Fund. In addition, some small- and mid-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.
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Large-Cap Stock Risk. Investments in larger companies may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. In addition, the Iranian conflict that commenced in February 2026 may result in similar, and potentially more severe, disruptions. Escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Preferred Stock Risk. Preferred stock is a type of stock that may pay dividends at a different rate than common stock of the same issuer, if at all, and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (the risk of losses attributable to changes in interest rates).
Real Estate-Related Investment Risk. Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage
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loans, and also may include operating or finance companies. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. In a rising interest rate environment, the stock prices of real estate-related investments may decline and the borrowing costs of these companies may increase. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially and adversely affect its value. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors, including the financials and information technology sectors. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in that group of industries or economic sector.
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Financials Sector. The Fund is vulnerable to the particular risks that may affect companies in the financials sector. Companies in the financials sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financials sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and the interest rates and fees they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
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Information Technology Sector. The Fund is vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the perceived value assessment of that security as determined by the portfolio managers, or may decline in price, even though the securities are already believed to be undervalued by the portfolio managers. There is also a risk that it may take longer than expected for the value of these investments to rise to the perceived value as determined by the portfolio managers. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
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Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus or as otherwise required by the Investment Company Act of 1940, as amended (the 1940 Act), the rules and regulations thereunder and any applicable exemptive relief, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold other investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s Form N-CSR or by visiting columbiathreadneedleus.com.
Transactions in Derivatives
The Fund may enter into derivative transactions or otherwise have exposure to derivative transactions through underlying investments. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the Secured Overnight Financing Rate (commonly known as SOFR)) or market indices (such as the Standard & Poor’s 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. The U.S. government and the European Union (and some other jurisdictions) have enacted regulations and similar requirements that prescribe clearing, margin, reporting and registration requirements for participants in the derivatives market. These requirements are evolving and their ultimate impact on the Fund remains unclear, but such impact could include restricting and/or imposing significant costs or other burdens upon the Fund’s participation in derivatives transactions. Additionally, regulations governing the use of derivatives by registered investment companies, such as the Fund, require, among other things, that a fund that invests in derivative instruments beyond a specified limited amount apply a value-at-risk-based limit to its portfolio and establish a comprehensive derivatives risk management program. As of the date of this prospectus, the Fund is not required to maintain a comprehensive derivatives risk management program given its more limited use of derivatives. For more information on the risks of derivative investments and strategies, see the SAI.
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Affiliated Fund Investing
The Investment Manager or an affiliate serves as investment adviser to funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds”, and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds, which may include the Fund (collectively referred to in this section as Underlying Funds), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares. Although the Investment Manager or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when the Investment Manager or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. In order to meet such redemptions, an Underlying Fund may be forced to sell its liquid (or more liquid) positions, leaving the Underlying Fund holding, post-redemption, a relatively larger position in illiquid investments (i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment) or less liquid securities. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager or its affiliate also has a conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. See also Investing in Money Market Funds above for more information.
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Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as forward contracts, futures contracts, options, structured investments and swaps, for various purposes, including among others, investing in particular derivatives in seeking to reduce investment exposures, or in seeking to achieve indirect investment exposures, to a sector, country, region or currency where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund's website (columbiathreadneedleus.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the Fund's website may not always be current.
 FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmark(s), and accordingly the Fund's holdings may diverge from those of its benchmark(s). In addition, the Fund may invest in securities outside any industry and geographic sectors represented in its benchmark(s). The Fund's weightings in individual securities, and in industry or geographic sectors, may also vary considerably from those of its benchmark(s).
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year, may vary by share class and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios reflect the Fund’s fee arrangements as of the date of this prospectus and, unless indicated otherwise, are based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but unless indicated otherwise in the Annual Fund Operating Expenses table, no adjustments have been or will be made to the expense ratios to reflect any differences in the Fund’s average net assets between the most recently completed fiscal year and the date of this prospectus or a later date. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse)
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expenses is expected, in part, to limit the impact of any increase in the Fund’s expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
 FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are allocated on a pro rata basis across all share classes. These fees include certain sub-transfer agency and shareholder servicing fees. For more information on these fees, see About Fund Shares and Transactions — Financial Intermediary Compensation.
Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through April 30, 2027, unless sooner terminated at the sole discretion of the Fund's Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:
CTIVP®– Wellington Large Cap Value Fund
Class 1	0.61%
Class 2	0.86%
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Fund’s returns might have been lower.
Primary Service Provider Contracts
The Fund enters into contractual arrangements (Service Provider Contracts) with various service providers, including, among others, the Investment Manager, the Distributor, Columbia Management Investment Services Corp. (the Transfer Agent) and the Fund’s custodian. The Fund’s Service Provider Contracts are solely among the parties thereto. Shareholders are not parties to, or intended to be third-party beneficiaries of, any Service Provider Contracts. Further, this prospectus, the SAI and any Service Provider Contracts are not intended to give rise to any agreement, duty, special relationship or other obligation between the Fund and any investor, or give rise to any contractual, tort or other rights in any individual shareholder, group of shareholders or other person, including any right to assert a fiduciary or other duty, enforce the Service Provider Contracts against the parties or to seek any remedy thereunder, either directly or on behalf of the Fund. Nothing in the previous sentence should be read to suggest any waiver of any rights under federal or state securities laws.
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The Investment Manager, the Distributor, and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 290 Congress Street, Boston, MA 02210 and serves as investment adviser and administrator to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, debt instruments and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund. The Investment Manager is responsible for the investment management of the Fund, but has delegated certain of its duties, including day-to-day portfolio management of all or a portion of the Fund’s assets to one or more investment subadvisers that determine what securities and other investments the Fund should buy or sell. The Investment Manager is also responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s other service providers and the provision of related clerical and administrative services.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint unaffiliated subadvisers by entering into subadvisory agreements with them, and to change in material respects the terms of those subadvisory agreements, including the fees paid thereunder, for the Fund without first obtaining shareholder approval, thereby avoiding the expense and delays typically associated with obtaining shareholder approval. The Fund furnishes shareholders with information about new subadvisers retained in reliance on the order within 90 days after hiring the subadviser. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager discloses to the Board the nature of any such material relationships. The SEC has issued a separate order that permits the Board to approve new subadvisory agreements or material changes to existing subadvisory agreements at a meeting that is not in person, provided that the Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting and other conditions of the order are satisfied.
The Fund pays the Investment Manager a fee for its management services, which include investment advisory services and administrative services. The fee is calculated as a percentage of the daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, management services fees paid to the Investment Manager by the Fund amounted to 0.71% of average daily net assets of the Fund, before any applicable reimbursements.
A discussion regarding the basis for the Board’s approval of the renewal of the Fund's management agreement is available in the Fund’s Form N-CSR for the fiscal period ended June 30, 2025.
The Investment Manager has, with the approval of the Board, engaged an investment subadviser(s) to make the day-to-day investment decisions for the Fund. The Investment Manager pays the subadviser(s) for investment advisory services and retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Investment Manager may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser. A discussion regarding the basis for the Board’s approval of the adoption of the investment subadvisory agreement with Wellington is available in the Fund’s Form N-CSR for the fiscal period ended June 30, 2025.
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Subadviser
Wellington, which has served as Subadviser to the Fund since May 2025, is located at 280 Congress Street, Boston, MA 02210. Wellington, subject to the supervision of Columbia Management, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a subadvisory agreement with Columbia Management. Wellington is a professional investment counseling firm that provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions.
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.
Subadviser: Wellington Management Company LLP (Wellington)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Matthew Baker	Senior Managing Director and Equity Portfolio Manager of Wellington	Co-Portfolio Manager	2025
Nataliya Kofman	Senior Managing Director and Equity Portfolio Manager of Wellington	Co-Portfolio Manager	2025
Mr. Baker joined Wellington in 2004. He began his investment career in 1995 and earned a B.S. in finance from Northeastern University and an M.B.A. from the University of Pennsylvania.
Ms. Kofman joined Wellington in 2006. She began her investment career in 2005 and earned a B.S. and an M.S. in mechanical engineering from the University of Michigan and an M.B.A. from Harvard Business School.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 290 Congress Street, Boston, MA 02210. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 290 Congress Street, Boston, MA 02210, and its responsibilities include processing purchases, redemptions and transfers of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Transfer Agent has engaged SS&C GIDS, Inc. to provide various sub-transfer agency services. The Fund pays a service fee to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners and the separate accounts. The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
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The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
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compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
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the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
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separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
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regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
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insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests;
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regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund; and
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insurance companies investing in the Fund may be affiliates of Ameriprise Financial; these affiliated insurance companies, individually and collectively, may hold through separate accounts a significant portion of the Fund's shares and may also invest in separate accounts managed by the Investment Manager that have the same or substantially similar investment objectives and strategies as the Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s Form N-CSR and in the SAI. Additionally, Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
20
Prospectus 2026

CTIVP® – Wellington Large Cap Value Fund
About Fund Shares and Transactions
Description of the Share Classes
Share Class Features
The Fund offers the classes of shares set forth on the cover of this prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class 1 and Class 2 shares.
	Class 1 Shares	Class 2 Shares
Eligible Investors
Shares of the Fund are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies
(collectively, Contracts) or qualified pension and retirement plans (Qualified Plans) or other eligible investors authorized by the Distributor.

Investment Limits	none	none
Conversion Features	none	none
Front-End Sales Charges	none	none
Contingent Deferred Sales Charges (CDSCs)	none	none
Maximum Distribution and/or Service Fees	none	0.25%
 FUNDamentals
Financial Intermediaries
The term “financial intermediary” refers to the insurance company that issued your contract, qualified pension or retirement plan sponsors or the financial intermediary that employs your financial advisor. Financial intermediaries also include broker-dealers and financial advisors as well as firms that employ broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other firms in the financial services industry, including Ameriprise Financial and its affiliates.
Distribution and/or Service Fees
Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board has approved, and the Fund has adopted, a distribution plan which sets the distribution fees that are periodically deducted from the Fund’s assets for Class 2 shares. The distribution fee for Class 2 shares is 0.25%. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or financial intermediaries for selling shares of the Fund and/or providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.
The Fund will pay these fees to the Distributor and/or to eligible financial intermediaries for as long as the distribution plan continues. The Fund may reduce or discontinue payments at any time.
The Fund pays a service fee to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners, Qualified Plan participants and the separate accounts.
Financial Intermediary Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to financial intermediaries, primarily to affiliated and unaffiliated insurance companies, for marketing/sales support services relating to the Fund (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary; gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary; or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the Marketing Support Payments to any one financial intermediary are generally between 0.05% and 0.40% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.05% and 0.25% on an annual basis for a financial intermediary receiving a payment based on gross sales of the Columbia Funds attributable to the financial intermediary.
Prospectus 2026
21

CTIVP® – Wellington Large Cap Value Fund
About Fund Shares and Transactions (continued)
As employee compensation and business unit operating goals at all levels are generally tied to the success of Ameriprise Financial, employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, are incented to include shares of the Columbia Funds in Contracts offered by affiliated insurance companies. Certain employees, directly or indirectly, receive higher compensation and other benefits as investment in the Columbia Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the Distributor and the Investment Manager, and the products they offer, including the Fund.
In addition, the Transfer Agent has certain arrangements in place to compensate financial intermediaries, primarily to affiliated and unaffiliated insurance companies, that hold Fund shares through networked and omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial Fund shareholders (Shareholder Services). Shareholder Services and related fees vary by financial intermediary and may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, maintenance of shareholder records, preparation of account statements and provision of customer service, and are not intended to include services that are primarily intended to result in the sale of Fund shares. Payments for Shareholder Services generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares. Each Fund pays the Transfer Agent a service fee equal to the payments made by the Transfer Agent to participating insurance companies and other financial intermediaries that provide Shareholder Services up to the lesser of the amount charged by the financial intermediary or a contractual asset-based cap. Payments of amounts that exceed the amount paid by the Fund are borne by the Transfer Agent, the Investment Manager and/or their affiliates.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates typically make other payments or allow promotional incentives to certain broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the financial intermediaries, including Ameriprise Financial affiliates, to which the Distributor, the Investment Manager or their affiliates have agreed to make Marketing Support Payments and fee payments for Shareholder Services.
Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial advisors may have a conflict of interest or financial incentive with respect to recommendations regarding the Fund or any Contract or Qualified Plan that includes the Fund.
Share Price Determination
The price you pay or receive when you buy, sell or transfer shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day, with the value of the Fund's shares based on the total value of all of the securities and other assets that it holds as of such specified time.
 FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV per share as follows:
NAV per share = (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
22
Prospectus 2026

CTIVP® – Wellington Large Cap Value Fund
About Fund Shares and Transactions (continued)
 FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day typically ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. The Fund will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as a close of regular trading on the NYSE for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Nonetheless, the NAV of Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Fund’s Board may approve or ratify. On holidays and other days when the NYSE is closed, the Fund’s NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities listed on an exchange are typically valued at the closing price or last trade on their primary exchange at the close of business of the NYSE. Equity securities without a readily available closing price or that are not listed on any exchange are typically valued at the mean between the closing bid and asked prices. Other equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are fair valued unless market quotations are readily available, fixed income investments maturing in 60 days or less are valued primarily using the amortized cost method, unless this methodology results in a valuation that does not approximate the market value of these securities, and those maturing in excess of 60 days are valued based on prices obtained from a pricing service, if available (which may represent market values or fair values). Investments in other open-end funds are valued at their published NAVs. The value of the Fund’s portfolio securities is determined in accordance with the valuation policy approved by the Board (the Valuation Policy). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Investment Manager as the Fund’s valuation designee. The Investment Manager, in turn, has authorized its valuation committee to make fair value determinations and to carry out supervisory and certain other functions relating to the valuation of Fund portfolio securities, pursuant to the Valuation Policy.
If a market price is not readily available or is deemed not to reflect market value for a portfolio security, the Investment Manager will determine the price based on a determination of the security's fair value pursuant to the Valuation Policy. In addition, the Investment Manager may use fair valuation techniques to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Investment Manager uses fair valuation to price equity securities, it may value those securities higher or lower than another fund or manager would. Also, fair valuation of Fund holdings may cause the Fund's performance to diverge to a greater degree from the performance of various benchmark indices used to compare the Fund's performance because indices generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Prospectus 2026
23

CTIVP® – Wellington Large Cap Value Fund
About Fund Shares and Transactions (continued)
Futures and options on futures are valued based upon the settlement price as determined by the principal exchange on which they are traded or, in the absence of a settlement price, at the mean of the closing bid and ask. Generally, over-the-counter derivatives, such as swaps and swaptions, are valued based on a price provided by an approved pricing service.
Shareholder Information
Each share class has its own cost structure and other features. Your product may not offer every share class. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the Fund and available under your product. Shares of the Fund are generally available for purchase only by participating insurance companies in connection with Contracts and Qualified Plan sponsors.
The Fund, the Distributor or the Transfer Agent may refuse any order to buy or transfer shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.
Shares of the Fund may not be purchased or sold directly by individual Contract owners or participants in a Qualified Plan. When you sell your shares through your Contract or Qualified Plan, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations, as described under Satisfying Fund Redemption Requests below.
Depending on the context, references to “you” or “your” herein refer either to the holder of a Contract, participant in a Qualified Plan or qualified institutional investor who may select Fund shares to fund his or her investment in the Contract or Qualified Plan or to the participating insurance company as the holder of Fund shares through one or more separate accounts or the Qualified Plan.
Satisfying Fund Redemption Requests
The Fund typically expects to send the redeeming participating insurance company or Qualified Plan sponsor payment for shares within two business days after your trade date. The Fund can suspend redemptions and/or delay payment of redemption proceeds for up to seven days. The Fund can also suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.
The Fund typically seeks to satisfy redemption requests from cash or cash equivalents held by the Fund, from the proceeds of orders to purchase Fund shares or from the proceeds of sales of Fund holdings effected in the normal course of managing the Fund. However, the Fund may have to sell Fund holdings, including in down markets, to meet heavier than usual redemption requests. For example, under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Fund’s investments, the Fund may be more likely to be forced to sell Fund holdings to meet redemptions than under normal market circumstances. In these situations, the Fund’s portfolio managers may have to sell Fund holdings that would not otherwise be sold because, among other reasons, the current price to be received is less than the value of the holdings perceived by the Fund’s portfolio managers. The Fund may also, under certain circumstances (but more likely under stressed or abnormal market conditions or circumstances), borrow money under a credit facility to which the Fund and certain other Columbia Funds are parties or from other Columbia Funds under an interfund lending program (except for closed-end funds and money market funds, which are not eligible to borrow under the program). The Fund and the other Columbia Funds are limited as to the amount that each may individually and collectively borrow under the credit facility and the interfund lending program. As a result, borrowings available to the Fund under the credit facility and the interfund lending program might be insufficient, alone or in combination with the other strategies described herein, to satisfy Fund redemption requests. Please see About Fund Investments – Borrowings – Interfund Lending in the SAI for more information about the credit facility and interfund lending program. The Fund is also limited in the total amount it may borrow. The Fund may only borrow to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any exemptive relief available to the Fund, which currently limit Fund borrowings to
24
Prospectus 2026

CTIVP® – Wellington Large Cap Value Fund
About Fund Shares and Transactions (continued)
33 1/3% of total assets (including any amounts borrowed) less liabilities (other than borrowings), plus an additional 5% of its total assets for temporary purposes (to be repaid within 60 days without extension or renewal), in each case determined at the time the borrowing is made.
In addition, the Fund reserves the right to honor redemption orders in whole or in part with in-kind distributions of Fund portfolio securities instead of cash if the Investment Manager, in its sole discretion, determines it to be in the best interest of the remaining shareholders. Such in-kind distributions typically represent a pro-rata portion of Fund portfolio assets subject to adjustments (e.g., for non-transferable securities, round lots and derivatives). In the event the Fund distributes portfolio securities in kind, shareholders may incur brokerage and other transaction costs associated with converting the portfolio securities into cash. Also, the portfolio securities may increase or decrease in value after they are distributed but before they are converted into cash. For U.S. federal income tax purposes, redemptions paid in securities are generally treated the same as redemptions paid in cash. If, during any 90-day period, you redeem shares in an amount greater than $250,000 or 1% of the Fund’s net assets (whichever is less), and if the Investment Manager determines it to be feasible and appropriate, the Fund may pay the redemption amount above such threshold by an in-kind distribution of Fund portfolio securities. Although shares of the Fund may not be purchased or sold by individual owners of Contracts or Qualified Plans, this policy applies indirectly to Contract and Qualified Plan owners.
Potential Conflicts of Interest – Mixed and Shared Funding
The Fund is available for purchase only through Contracts offered by participating insurance companies, Qualified Plans and other qualified institutional investors authorized by the Distributor. Due to differences in tax treatment and other considerations, the interests of various Contract owners, and the interests of Qualified Plan participants, if any, may conflict. The Fund does not foresee any disadvantages to investors arising from these potential conflicts of interest at this time. Nevertheless, the Board of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.
Order Processing
Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Qualified Plan sponsor are processed on business days. Orders received in “good form” by the Transfer Agent or a financial intermediary, including your participating insurance company or Qualified Plan sponsor, before the end of a business day are priced at the NAV per share of the Fund's applicable share class on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. An order is in “good form” if the Transfer Agent or your financial intermediary has all of the information and documentation it deems necessary to effect your order. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Qualified Plan. Any charges that apply to your Contract or Qualified Plan, and any charges that apply to separate accounts of participating insurance companies or Qualified Plans that may own shares directly, are described in your separate Contract prospectus or Qualified Plan disclosure documents.
You may transfer all or part of your investment in the Fund to one or more of the other investment options available under your Contract or Qualified Plan. You may provide instructions to sell any amount allocated to the Fund. Proceeds will be mailed within seven days after your surrender or withdrawal request is received in good form by an authorized agent. The amount you receive may be more or less than the amount you invested.
Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for more information about transfers as well as surrenders and withdrawals.
Prospectus 2026
25

CTIVP® – Wellington Large Cap Value Fund
About Fund Shares and Transactions (continued)
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Fund or certain of its service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Fund are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information; and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading. Investments in a Fund by institutional investors in connection with redemptions in-kind are exempt from the Excessive Trading Policies and Procedures because they generally do not raise market timing or excessive trading concerns. Further discussion about the Fund’s use of redemptions in-kind is available under Satisfying Fund Redemption Requests.
The Fund reserves the right to reject, without any prior notice, any purchase or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a purchase or transfer order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to purchase or transfer transactions communicated directly to the Transfer Agent and to those received by financial intermediaries.
Specific Buying and Transferring Limitations — If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including transfer buy orders, involving any Fund.
For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future purchase orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund reserves the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or transfer orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the
26
Prospectus 2026

CTIVP® – Wellington Large Cap Value Fund
About Fund Shares and Transactions (continued)
omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients' transactions and accounts, and in these circumstances, the identities of the financial intermediary clients that beneficially own Fund shares are often not known to the Fund.
Some financial intermediaries apply their own restrictions or policies to their clients’ transactions and accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■
negative impact on the Fund's performance;
■
potential dilution of the value of the Fund's shares;
■
interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■
losses on the sale of investments resulting from the need to sell securities at less favorable prices; and
■
increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution, which may be exacerbated as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments do not work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded securities and other debt instruments that are rated below investment grade (commonly called “high-yield” or “junk” bonds), equity securities of small-capitalization companies, floating rate loans, or tax-exempt or other securities that may trade infrequently, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities as of the Fund's valuation time. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest only, or significantly, in highly liquid securities, in part because the Fund may have difficulty selling these particular investments at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by non-redeeming shareholders.
Excessive Trading Practices Policy of Columbia Variable Portfolio - Government Money Market Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Variable Portfolio - Government Money Market Fund shares. However, since frequent purchases and sales of Columbia Variable Portfolio - Government Money Market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing
Prospectus 2026
27

CTIVP® – Wellington Large Cap Value Fund
About Fund Shares and Transactions (continued)
costs (such as spreads paid to dealers who trade money market instruments with Columbia Variable Portfolio - Government Money Market Fund) and disrupting portfolio management strategies, Columbia Variable Portfolio - Government Money Market Fund reserves the right, but has no obligation, to reject any purchase or transfer transaction at any time. Columbia Variable Portfolio - Government Money Market Fund has no limits on purchase or transfer transactions. In addition, Columbia Variable Portfolio - Government Money Market Fund reserves the right to impose or modify restrictions on purchases, transfers or trading of Fund shares at any time.
28
Prospectus 2026

CTIVP® – Wellington Large Cap Value Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■
It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■
A mutual fund can also have capital gains if the value of its investments increases.
In the case of the Fund, because the Fund expects to be treated as a partnership for tax purposes, it is not required to and does not expect to make regular distributions to its shareholders (other than in redemption of Fund shares), but may do so in the sole discretion of the Fund’s Board of Trustees (or its delegates).
Taxes and Your Investment
Taxation of the Fund: The Fund is currently treated and expects to continue to be treated as a partnership that is not a “publicly traded partnership” for U.S. federal income tax purposes. If the Fund were not to qualify for such treatment, the Fund could be subject to U.S. federal income tax at the Fund level, which would reduce the value of an investment in the Fund.
As a partnership that is not a “publicly traded partnership,” the Fund is generally not itself subject to U.S. federal income tax. Instead, each shareholder will be required to take into account for U.S. federal income tax purposes its allocable share of the Fund’s income, gains, losses, deductions, credits, and other tax items, without regard to whether such shareholder has received or will receive corresponding distributions from the Fund. In addition, unlike mutual funds that intend to be treated as regulated investment companies for U.S. federal income tax purposes, the Fund is not required to meet any specific qualifying income or distribution requirements, although to the extent regulated investment companies invest in the Fund, such requirements will be taken into account by the Fund.
Certain Fund income may be subject to tax in other countries, including withholding or other taxes on dividends, interest or capital gains. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. In certain countries the Fund may incur a higher rate of tax on dividends than it would have incurred if the Fund had been treated as a regulated investment company.
Taxation of Fund Shares: Shares of the Fund are only offered to separate accounts of participating insurance companies, Qualified Plans, and certain other eligible persons or plans permitted to hold shares of the Fund pursuant to the applicable U.S. Treasury Regulations without impairing the ability of participating insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended. Each participating insurance company, including each participating insurance company that is an affiliate of the Investment Manager, includes in its taxable income any net investment income derived from the investment of assets held in its separate accounts because the insurance company is considered the owner of these assets under federal income tax law. The insurance company may claim certain tax benefits associated with this investment income, which benefits may be greater with respect to the Fund than if the Fund were treated as a regulated investment company for U.S. federal income tax purposes. These benefits, which may include foreign tax credits (which can reduce the insurance company’s U.S. taxes on foreign source income) and the corporate dividends-received deduction (which is a tax deduction for the insurance company attributable to certain dividends received by the Fund), are not passed on to Contract owners since the affiliated insurance company is the owner of the assets under federal tax law and is taxed on the investment income generated by the assets.
Taxation of Variable Annuity Contracts and Variable Life Insurance Policies: Your Contract may qualify for favorable tax treatment. Please refer to your Contract prospectus for more information about the tax implications of your investment in the Contract. As long as your Contract continues to qualify for such favorable tax treatment, you will not be taxed currently on your investment in the Fund through such Contract, even if the Fund makes allocations or distributions to the separate account and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the separate accounts of participating insurance companies, which maintain and invest net proceeds from Contracts, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a Contract will be “adequately diversified.” If the Fund does not meet such requirements because its investments are not adequately
Prospectus 2026
29

CTIVP® – Wellington Large Cap Value Fund
Distributions and Taxes (continued)
diversified, your Contract could lose its favorable tax treatment, and income and gain allocable to your Contract could be taxable currently to you. This could also occur if Contract holders are found to have an impermissible level of control over the investments underlying their Contracts or if the Fund does not qualify for treatment as a partnership that is not a “publicly traded partnership.” You should consult with the participating insurance company that issued your Contract, plan sponsor, or other eligible investor through which your investment in the Fund is made regarding the U.S. federal income taxation of your investment.
 FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your indirect investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account other than a Contract, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
30
Prospectus 2026

CTIVP® – Wellington Large Cap Value Fund
Financial Highlights
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total return for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Form N-CSR, which is available upon request.
Prospectus 2026
31

CTIVP® – Wellington Large Cap Value Fund
Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Year Ended 12/31/2025	$42.93	0.77	7.78	8.55
Year Ended 12/31/2024	$38.43	0.69	3.81	4.50
Year Ended 12/31/2023	$35.57	0.63	2.23	2.86
Year Ended 12/31/2022	$37.88	0.56	(2.87)	(2.31)
Year Ended 12/31/2021	$30.20	0.46	7.22	7.68
Class 2
Year Ended 12/31/2025	$41.41	0.63	7.49	8.12
Year Ended 12/31/2024	$37.16	0.56	3.69	4.25
Year Ended 12/31/2023	$34.48	0.53	2.15	2.68
Year Ended 12/31/2022	$36.82	0.46	(2.80)	(2.34)
Year Ended 12/31/2021	$29.43	0.36	7.03	7.39

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
32
Prospectus 2026

CTIVP® – Wellington Large Cap Value Fund
Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000's)
Class 1
Year Ended 12/31/2025	$51.48	19.92%	0.73%(c)	0.61%(c)	1.66%	119%	$917,279
Year Ended 12/31/2024	$42.93	11.71%	0.71%(c)	0.62%(c)	1.64%	12%	$892,498
Year Ended 12/31/2023	$38.43	8.04%	0.71%(c)	0.64%(c)	1.77%	14%	$1,348,748
Year Ended 12/31/2022	$35.57	(6.10%)	0.70%(c)	0.68%(c)	1.60%	13%	$1,457,733
Year Ended 12/31/2021	$37.88	25.43%	0.69%(c)	0.69%(c)	1.33%	10%	$1,852,472
Class 2
Year Ended 12/31/2025	$49.53	19.61%	0.98%(c)	0.86%(c)	1.40%	119%	$112,256
Year Ended 12/31/2024	$41.41	11.44%	0.96%(c)	0.87%(c)	1.38%	12%	$98,141
Year Ended 12/31/2023	$37.16	7.77%	0.96%(c)	0.89%(c)	1.53%	14%	$86,624
Year Ended 12/31/2022	$34.48	(6.36%)	0.95%(c)	0.93%(c)	1.36%	13%	$83,993
Year Ended 12/31/2021	$36.82	25.11%	0.94%(c)	0.94%(c)	1.08%	10%	$86,264

Prospectus 2026
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CTIVP® – Wellington Large Cap Value Fund

For More Information
The Fund is generally available only to owners of Contracts issued by participating insurance companies and participants in Qualified Plans. Please refer to your Contract prospectus or Qualified Plan disclosure documents for information about how to buy, sell and transfer shares of the Fund.
Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders and in Form N-CSR. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In the Fund’s Form N-CSR, you will find the Fund’s annual and semiannual financial statements. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail: Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
By Telephone: 800.345.6611
Online: columbiathreadneedleus.com
Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
The investment company registration number of Columbia Funds Variable Series Trust II, of which the Fund is a series, is 811-22127.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.
The Fund is distributed by Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2026 Columbia Threadneedle. All rights reserved.
PRO7034_12_E01_(05/26)

Variable Portfolio – Partners International Core Equity Fund
Prospectus
May 1, 2026

The Fund may offer Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). There are no exchange ticker symbols associated with shares of the Fund.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable Portfolio – Partners International Core Equity Fund

2
Prospectus 2026

Variable Portfolio – Partners International Core Equity Fund
Summary of the Fund
Investment Objective
Variable Portfolio – Partners International Core Equity Fund (the Fund) seeks to provide shareholders with long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2
Management fees	0.80%	0.80%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.03%	0.03%
Total annual Fund operating expenses(a)	0.83%	1.08%
(a)
“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
 Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■
you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■
your investment has a 5% return each year, and
■
the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.
Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
	1 year	3 years	5 years	10 years
Class 1 (whether or not shares are redeemed)	$85	$265	$460	$1,025
Class 2 (whether or not shares are redeemed)	$110	$343	$595	$1,317
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of foreign issuers, located or traded in countries other than the U.S., that are believed to offer strong growth potential. While the Fund may invest in companies of any size, under normal
Prospectus 2026
3

Variable Portfolio – Partners International Core Equity Fund
Summary of the Fund (continued)
circumstances, the Fund generally invests its assets in companies whose market capitalizations fall within the range of the companies that comprise the MSCI Europe, Australasia and Far East (EAFE) Index (the Capitalization Index). The market capitalization range of the companies included within the Capitalization Index was $3.1 billion to $500.5 billion as of March 31, 2026. The market capitalization range and composition of companies in the Capitalization Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund may continue to hold a security even if the company’s market capitalization is no longer within the range of the Capitalization Index. The Fund may invest directly in foreign securities or indirectly through depositary receipts. From time to time, the Fund may focus its investments in certain countries or geographic areas, including the Asia Pacific region and Europe. The Fund may at times emphasize one or more sectors in selecting its investments, including the financials sector.
Issues such as climate change, environmental performance, labor standards and corporate governance, among others, may be evaluated in the assessment of an investment's risk and potential for profitability.
Principal Risks
An investment in the Fund involves risks, including Foreign Securities Risk, Market Risk, and Large-Cap Stock Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts and/or Global Depositary Receipts. Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, which may be related to the particular political, regulatory, economic, social and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country and fluctuations in such country’s currency, as well as market risk tied to the underlying foreign company. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical domestic company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that a depositary receipt will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.
Equity Securities Risk. Equity securities may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. Investing in securities of foreign companies subjects the Fund to the risks associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, including risks related to political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities
4
Prospectus 2026

Variable Portfolio – Partners International Core Equity Fund
Summary of the Fund (continued)
of U.S. companies and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
Geographic Focus Risk. The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
■
Asia Pacific Region. Many of the countries in the Asia Pacific region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
■
Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Any uncertainty caused by the departure of the United Kingdom (UK) from the EU, which occurred in January 2020, could have negative impacts on the UK and the EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which could adversely affect the value of your investment in the Fund.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.
■
Small- and Mid-Cap Stock Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
■
Large-Cap Stock Risk. Investments in larger companies may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.
Prospectus 2026
5

Variable Portfolio – Partners International Core Equity Fund
Summary of the Fund (continued)
Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market. Foreign securities can present enhanced liquidity risks, including as a result of less developed custody, settlement or other practices of foreign markets.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors, including the financials sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in that group of industries or economic sector.
■
Financials Sector. The Fund is vulnerable to the particular risks that may affect companies in the financials sector. Companies in the financials sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financials sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and the interest rates and fees they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
6
Prospectus 2026

Variable Portfolio – Partners International Core Equity Fund
Summary of the Fund (continued)
Sustainability and ESG Integration Risks. The sustainability characteristics that may be evaluated as part of the Fund’s investment process, including issues such as climate change, environmental performance, labor standards and corporate governance, among others, are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. The relevance and weightings of specific sustainability characteristics to the investment process vary across asset classes, sectors and strategies. Sustainability characteristics are not the only factors that may be considered in selecting investments and as a result, investments may not have favorable sustainability characteristics. While the integration of sustainability analysis into the Fund’s investment process has the potential to identify financial risks and potentially contribute to the Fund’s long-term performance, there is no guarantee that the integration of sustainability analysis will result in better performance. Investors can differ in their views of what constitutes positive or negative sustainability characteristics. Further, the regulatory landscape with respect to sustainability investing is still developing and the Fund may modify or alter its investment process with respect to sustainability integration.
Integrating financially material environmental, social, and governance (ESG) analysis into the investment process carries the risk that the Fund's portfolio may perform differently from, and may underperform, funds that do not integrate ESG into their analysis, or funds that evaluate different ESG characteristics. ESG characteristics are not the only factors considered and as a result, the Fund's portfolio's investments may not have favorable ESG characteristics or high ESG ratings.
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the perceived value assessment of that security as determined by the portfolio managers, or may decline in price, even though the securities are already believed to be undervalued by the portfolio managers. There is also a risk that it may take longer than expected for the value of these investments to rise to the perceived value as determined by the portfolio managers. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance.
Except for differences in annual returns resulting from differences in expenses (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.
The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.
The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.
Prospectus 2026
7

Variable Portfolio – Partners International Core Equity Fund
Summary of the Fund (continued)
Year by Year Total Return (%) as of December 31 Each Year	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	2nd Quarter 2020	17.86%
	Worst	1st Quarter 2020	-24.08%
 Average Annual Total Returns (for periods ended December 31, 2025)

	Share Class Inception Date	1 Year	5 Years	10 Years
Class 1	05/07/2010	24.85%	7.29%	6.39%
Class 2	05/07/2010	24.55%	7.02%	6.12%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		31.22%	8.92%	8.18%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC
Subadviser: Schroder Investment Management North America Inc. (SIMNA Inc.)
Sub-Subadviser: Schroder Investment Management North America Limited (SIMNA Ltd.) (SIMNA Inc. and SIMNA Ltd., collectively referred to as Schroders)
Portfolio Management	Title	Role with Fund	Managed Fund Since
James Gautrey, CFA	Portfolio Manager of Schroders	Co-Portfolio Manager	2020
Simon Webber, CFA	Portfolio Manager of Schroders	Co-Portfolio Manager	2020
Purchase and Sale of Fund Shares
The Fund is available for purchase through Contracts offered by the separate accounts of participating insurance companies or Qualified Plans or by other eligible investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). Shares of the Fund may not be purchased or sold by individual owners of Contracts or Qualified Plans. If you are a Contract holder or Qualified Plan participant, please refer to your separate Contract prospectus or Qualified Plan disclosure documents for information about minimum investment requirements and how to purchase and redeem shares of the Fund on days the Fund is open for business.
Tax Information
The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, which are generally the participating insurance companies and Qualified Plans investing in the Fund through separate accounts. These distributions may not be taxable to you as the holder of a Contract or a participant in a Qualified Plan. Please consult the prospectus or other information provided to you by your participating insurance company and/or Qualified Plan regarding the U.S. federal income taxation of your contract, policy and/or plan.
8
Prospectus 2026

Variable Portfolio – Partners International Core Equity Fund
Summary of the Fund (continued)
Payments to Broker-Dealers and Other Financial Intermediaries
If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial advisor or salesperson or visit your financial intermediary’s website for more information.
Prospectus 2026
9

Variable Portfolio – Partners International Core Equity Fund
More Information About the Fund
Investment Objective
Variable Portfolio – Partners International Core Equity Fund (the Fund) seeks to provide shareholders with long-term growth of capital. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change. Because any investment involves risk, there is no assurance the Fund’s investment objective will be achieved.
Principal Investment Strategies
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of foreign issuers, located or traded in countries other than the U.S., that are believed to offer strong growth potential. While the Fund may invest in companies of any size, under normal circumstances, the Fund generally invests its assets in companies whose market capitalizations fall within the range of the companies that comprise the MSCI Europe, Australasia and Far East (EAFE) Index (the Capitalization Index). The market capitalization range of the companies included within the Capitalization Index was $3.1 billion to $500.5 billion as of March 31, 2026. The market capitalization range and composition of companies in the Capitalization Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund may continue to hold a security even if the company’s market capitalization is no longer within the range of the Capitalization Index. The Fund may invest directly in foreign securities or indirectly through depositary receipts. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. From time to time, the Fund may focus its investments in certain countries or geographic areas, including the Asia Pacific region and Europe. The Fund may at times emphasize one or more sectors in selecting its investments, including the financials sector.
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager to the Fund and is responsible for the oversight of, including the establishment of risk management parameters for, Schroder Investment Management North America Inc. (SIMNA Inc.), together with its affiliate, Schroder Investment Management North America Limited (SIMNA Ltd. and together with SIMNA Inc., Schroders or the Subadviser), that provides day-to-day portfolio management to the Fund.
Schroders relies on a fundamental, research-driven, bottom-up approach to identify issuers they believe offer the potential for capital growth. Schroders considers factors such as a company’s potential for above average earnings growth, a security’s attractive relative valuation, and whether a company has proprietary advantages. In addition, Schroders may evaluate issues such as climate change, environmental performance, labor standards and corporate governance, among others, which they view as important in their assessment of an investment's risk and potential for profitability.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change.
Principal Risks
An investment in the Fund involves risks, including Foreign Securities Risk, Market Risk, and Large-Cap Stock Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
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Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts and/or Global Depositary Receipts. Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, which may be related to the particular political, regulatory, economic, social and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country and fluctuations in such country’s currency, as well as market risk tied to the underlying foreign company. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical domestic company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that a depositary receipt will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.
Equity Securities Risk. Investments in equity securities represent ownership in a company that fluctuates in value with changes in the company’s financial condition. Equity markets may experience significant volatility at times and may fall sharply in response to adverse events. Certain segments of the equity market may react differently than other segments and U.S. markets may react differently than foreign markets. Individual equity prices also may experience dramatic movements in price. Price movements may result from factors affecting individual companies, sectors, or industries selected for the Fund’s portfolio or the securities market as a whole, including periods of slower growth or recessionary economic conditions, future expectations of poor economic conditions, changes in political or social conditions, and lack of investor confidence. In addition, individual equity interests may be adversely affected by factors such as reduced sales, increased costs, or a negative outlook for the future performance of the company. As compared with preferred stock and debt, common stock generally involves greater risk and has lower priority when liquidation, bankruptcy, and dividend payments are made. Preferred stock may be subordinated to bonds or other debt instruments in a company’s capital structure and is typically less liquid than common stock.
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities may also be less liquid, making them more difficult to trade, than securities of U.S. companies so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. In some cases, such withholding or other taxes could potentially be confiscatory. Other risks include: possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about foreign companies; the impact of economic, political, social, diplomatic or other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics), possible seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. In addition, as a result of economic
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sanctions, the Fund may be forced to sell or otherwise dispose of investments at inopportune times or prices, which could result in losses to the Fund and increased transaction costs. These conditions may be in place for a substantial period of time and enacted with limited advance notice to the Fund. The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets. Additionally, investments in certain countries may subject the Fund to a number of tax rules, the application of which may be uncertain. Countries may amend or revise their existing tax laws, regulations and/or procedures in the future, possibly with retroactive effect. Changes in or uncertainties regarding the laws, regulations or procedures of a country could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies located in such countries in which the Fund invests, or result in unexpected tax liabilities for the Fund. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency exchange controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Geographic Focus Risk. The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
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Asia Pacific Region. A number of countries in the Asia Pacific region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact that country, other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified in a region with more developed countries and economies. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Continued growth of economies and securities markets in the region will require sustained economic and fiscal discipline, as well as continued commitment to governmental and regulatory reforms. Development also may be influenced by international economic conditions, including those in the United States and Japan, and by world demand for goods or natural resources produced in countries in the Asia Pacific region. Securities markets in the region are generally smaller and have a lower trading volume than those in the United States, which may result in the securities of some companies in the region being less liquid than U.S. or other foreign securities. Some currencies, inflation rates or interest rates in the Asia Pacific region are or can be volatile, and some countries in the region may restrict the flow of money in and out of the country. The risks described under “Foreign Securities Risk” may be more pronounced due to the Fund’s focus on investments in the region.
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Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. Most developed countries in Western Europe are members of the EU, and many are also members of the European Economic and Monetary Union (EMU). European countries can be significantly affected by the tight fiscal and monetary controls that the EMU imposes on its members and with which candidates for EMU membership are required to comply. In addition, significant private or public debt problems in a single EU country can pose economic risks to the EU as a whole. Unemployment in Europe has historically been higher than in the United States and public deficits are an ongoing concern in many European countries. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Any uncertainty caused
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by the departure of the UK from the EU, which occurred in January 2020, could have negative impacts on the UK and EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in the UK, Europe and globally, which could adversely affect the value of your investment in the Fund. Any attempt by the Fund to hedge against or otherwise protect its portfolio or to profit from such circumstances may fail and, accordingly, an investment in the Fund could lose money over short or long periods.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.
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Small- and Mid-Cap Stock Risk. Securities of small- and mid-cap companies can, in certain circumstances, have a higher potential for gains than securities of larger companies but are more likely to have more risk than larger companies. For example, small- and mid-cap companies may be more vulnerable to market downturns and adverse business or economic events than larger companies because they may have more limited financial resources and business operations. Small- and mid-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller and generally less experienced management teams. Securities of small- and mid-cap companies may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. When the Fund takes significant positions in small- and mid-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in Fund investment losses that would affect the value of your investment in the Fund. In addition, some small- and mid-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.
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Large-Cap Stock Risk. Investments in larger companies may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.
Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an
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increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market. Foreign securities can present enhanced liquidity risks, including as a result of less developed custody, settlement or other practices of foreign markets.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. In addition, the Iranian conflict that commenced in February 2026 may result in similar, and potentially more severe, disruptions. Escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors, including the financials sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in that group of industries or economic sector.
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Financials Sector. The Fund is vulnerable to the particular risks that may affect companies in the financials sector. Companies in the financials sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financials sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and the interest rates and fees they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Sustainability and ESG Integration Risks. The sustainability characteristics that may be evaluated as part of the Fund’s investment process, including issues such as climate change, environmental performance, labor standards and corporate governance, among others, are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. The relevance and weightings of specific sustainability characteristics to the investment process vary across asset classes, sectors and strategies.
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Sustainability characteristics are not the only factors that may be considered in selecting investments and as a result, investments may not have favorable sustainability characteristics. While Schroders believes that the integration of sustainability analysis into the Fund’s investment process has the potential to identify financial risks and potentially contribute to the Fund’s long-term performance, there is no guarantee that the integration of sustainability analysis will result in better performance. Investors can differ in their views of what constitutes positive or negative sustainability characteristics. Further, the regulatory landscape with respect to sustainability investing is still developing and the Fund may modify or alter its investment process with respect to sustainability integration.
Integrating financially material environmental, social, and governance (ESG) analysis into the investment process carries the risk that the Fund's portfolio may perform differently from, and may underperform, funds that do not integrate ESG into their analysis, or funds that evaluate different ESG characteristics. ESG characteristics are not the only factors considered and as a result, the Fund's portfolio's investments may not have favorable ESG characteristics or high ESG ratings.
Notwithstanding that sustainability integration is intended to identify material risks and economic opportunities, changing market conditions could cause the consideration of sustainability factors to negatively impact the Fund’s performance in certain market cycles or conditions. Schroders applies certain exclusionary criteria in the management of assets and will not invest in companies involved in the production, stockpiling, transfer and use of cluster munitions, anti-personnel mines or chemical or biological weapons or companies that generate more than 20% of their revenues from thermal coal mining. The exclusionary criteria applied by Schroders may change from time to time.
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the perceived value assessment of that security as determined by the portfolio managers, or may decline in price, even though the securities are already believed to be undervalued by the portfolio managers. There is also a risk that it may take longer than expected for the value of these investments to rise to the perceived value as determined by the portfolio managers. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus or as otherwise required by the Investment Company Act of 1940, as amended (the 1940 Act), the rules and regulations thereunder and any applicable exemptive relief, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold other investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s Form N-CSR or by visiting columbiathreadneedleus.com.
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Transactions in Derivatives
The Fund may enter into derivative transactions or otherwise have exposure to derivative transactions through underlying investments. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the Secured Overnight Financing Rate (commonly known as SOFR)) or market indices (such as the Standard & Poor’s 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. The U.S. government and the European Union (and some other jurisdictions) have enacted regulations and similar requirements that prescribe clearing, margin, reporting and registration requirements for participants in the derivatives market. These requirements are evolving and their ultimate impact on the Fund remains unclear, but such impact could include restricting and/or imposing significant costs or other burdens upon the Fund’s participation in derivatives transactions. Additionally, regulations governing the use of derivatives by registered investment companies, such as the Fund, require, among other things, that a fund that invests in derivative instruments beyond a specified limited amount apply a value-at-risk-based limit to its portfolio and establish a comprehensive derivatives risk management program. As of the date of this prospectus, the Fund is not required to maintain a comprehensive derivatives risk management program given its more limited use of derivatives. For more information on the risks of derivative investments and strategies, see the SAI.
Affiliated Fund Investing
The Investment Manager or an affiliate serves as investment adviser to funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds”, and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds, which may include the Fund (collectively referred to in this section as Underlying Funds), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares. Although the Investment Manager or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when the Investment Manager or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase
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activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. In order to meet such redemptions, an Underlying Fund may be forced to sell its liquid (or more liquid) positions, leaving the Underlying Fund holding, post-redemption, a relatively larger position in illiquid investments (i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment) or less liquid securities. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager or its affiliate also has a conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as forward contracts, futures contracts, options, structured investments and swaps, for various purposes, including among others, investing in particular derivatives in seeking to reduce investment exposures, or in seeking to achieve indirect investment exposures, to a sector, country, region or currency where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund's website (columbiathreadneedleus.com) only after a certain amount of time has passed, as described in the SAI.
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Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the Fund's website may not always be current.
 FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmark(s), and accordingly the Fund's holdings may diverge from those of its benchmark(s). In addition, the Fund may invest in securities outside any industry and geographic sectors represented in its benchmark(s). The Fund's weightings in individual securities, and in industry or geographic sectors, may also vary considerably from those of its benchmark(s).
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year, may vary by share class and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios reflect the Fund’s fee arrangements as of the date of this prospectus and, unless indicated otherwise, are based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but unless indicated otherwise in the Annual Fund Operating Expenses table, no adjustments have been or will be made to the expense ratios to reflect any differences in the Fund’s average net assets between the most recently completed fiscal year and the date of this prospectus or a later date. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
 FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are allocated on a pro rata basis across all share classes. These fees include certain sub-transfer agency and shareholder servicing fees. For more information on these fees, see About Fund Shares and Transactions — Financial Intermediary Compensation.
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Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below), so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:
Variable Portfolio - Partners International Core Equity Fund
Class 1	0.86%
Class 2	1.11%
Under the arrangement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings and infrequent and/or unusual expenses. This arrangement may be revised or discontinued at any time.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Fund’s returns might have been lower.
Primary Service Provider Contracts
The Fund enters into contractual arrangements (Service Provider Contracts) with various service providers, including, among others, the Investment Manager, the Distributor, Columbia Management Investment Services Corp. (the Transfer Agent) and the Fund’s custodian. The Fund’s Service Provider Contracts are solely among the parties thereto. Shareholders are not parties to, or intended to be third-party beneficiaries of, any Service Provider Contracts. Further, this prospectus, the SAI and any Service Provider Contracts are not intended to give rise to any agreement, duty, special relationship or other obligation between the Fund and any investor, or give rise to any contractual, tort or other rights in any individual shareholder, group of shareholders or other person, including any right to assert a fiduciary or other duty, enforce the Service Provider Contracts against the parties or to seek any remedy thereunder, either directly or on behalf of the Fund. Nothing in the previous sentence should be read to suggest any waiver of any rights under federal or state securities laws.
The Investment Manager, the Distributor, and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 290 Congress Street, Boston, MA 02210 and serves as investment adviser and administrator to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, debt instruments and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Prospectus 2026
19

Variable Portfolio – Partners International Core Equity Fund
More Information About the Fund (continued)
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund. The Investment Manager is responsible for the investment management of the Fund, but has delegated certain of its duties, including day-to-day portfolio management of all or a portion of the Fund’s assets to one or more investment subadvisers that determine what securities and other investments the Fund should buy or sell. The Investment Manager is also responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s other service providers and the provision of related clerical and administrative services.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint unaffiliated subadvisers by entering into subadvisory agreements with them, and to change in material respects the terms of those subadvisory agreements, including the fees paid thereunder, for the Fund without first obtaining shareholder approval, thereby avoiding the expense and delays typically associated with obtaining shareholder approval. The Fund furnishes shareholders with information about new subadvisers retained in reliance on the order within 90 days after hiring the subadviser. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager discloses to the Board the nature of any such material relationships. The SEC has issued a separate order that permits the Board to approve new subadvisory agreements or material changes to existing subadvisory agreements at a meeting that is not in person, provided that the Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting and other conditions of the order are satisfied.
The Fund pays the Investment Manager a fee for its management services, which include investment advisory services and administrative services. The fee is calculated as a percentage of the daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, management services fees paid to the Investment Manager by the Fund amounted to 0.80% of average daily net assets of the Fund, before any applicable reimbursements.
A discussion regarding the basis for the Board’s approval of the renewal of the Fund's management agreement is available in the Fund’s Form N-CSR for the fiscal period ended June 30, 2025.
The Investment Manager has, with the approval of the Board, engaged an investment subadviser(s) to make the day-to-day investment decisions for the Fund. The Investment Manager pays the subadviser(s) for investment advisory services and retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Investment Manager may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser. A discussion regarding the basis for the Board’s approval of the renewal of the investment subadvisory agreement with SIMNA Inc. and a discussion regarding the basis for the Board’s approval of the renewal of the investment sub-subadvisory agreement between SIMNA Inc. and SIMNA Ltd. are available in the Fund’s Form N-CSR for the fiscal period ended June 30, 2025.
The date the Subadviser began serving the Fund is set forth under Subadviser below. Any performance of the Fund prior to the date the Subadviser began serving was achieved by one or more different subadvisers. Similarly, the portfolio turnover rate for periods prior to the Subadviser’s management of the Fund was the result of management by one or more different subadvisers. A change in subadvisers may result in increased portfolio turnover.
Subadviser
SIMNA Inc., which has served as Subadviser to the Fund since May 2020, is located at 7 Bryant Park, New York, NY 10018. SIMNA Inc., subject to the supervision of Columbia Management, provides day-to-day management of the Fund’s portfolio, as well as investment research and statistical information, under a subadvisory agreement with Columbia Management. SIMNA Inc. is also responsible for the supervision of SIMNA Ltd., an affiliate of SIMNA Inc., located at 1 London Wall Place, London EC2Y 5AU, UK, which assists in providing day-to-day portfolio management to the Fund pursuant to a sub-subadvisory agreement with SIMNA Inc. SIMNA Inc. and SIMNA Ltd. (together,
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Prospectus 2026

Variable Portfolio – Partners International Core Equity Fund
More Information About the Fund (continued)
Schroders) are registered investment advisers. Schroders and its affiliates have clients that are major financial institutions including banks and insurance companies, public and private pension funds, endowments and foundations, high net worth individuals, financial intermediaries and retail investors.
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.
Subadviser: Schroder Investment Management North America Inc. (SIMNA Inc.)
Sub-Subadviser: Schroder Investment Management North America Limited (SIMNA Ltd.) (SIMNA Inc. and SIMNA Ltd., collectively referred to as Schroders)
Portfolio Management	Title	Role with Fund	Managed Fund Since
James Gautrey, CFA	Portfolio Manager of Schroders	Co-Portfolio Manager	2020
Simon Webber, CFA	Portfolio Manager of Schroders	Co-Portfolio Manager	2020
Mr. Gautrey joined Schroders in 2001 and currently serves as a portfolio manager for international equity portfolios. He earned a B.Sc. in economics from the University College London.
Mr. Webber joined Schroders in 1999 and currently serves as a portfolio manager for global and international equity portfolios. He earned a B.Sc. in physics from the University of Manchester.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 290 Congress Street, Boston, MA 02210. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 290 Congress Street, Boston, MA 02210, and its responsibilities include processing purchases, redemptions and transfers of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Transfer Agent has engaged SS&C GIDS, Inc. to provide various sub-transfer agency services. The Fund pays a service fee to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners and the separate accounts. The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Prospectus 2026
21

Variable Portfolio – Partners International Core Equity Fund
More Information About the Fund (continued)
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■
compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■
the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■
separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■
regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■
insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests;
■
regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund; and
■
insurance companies investing in the Fund may be affiliates of Ameriprise Financial; these affiliated insurance companies, individually and collectively, may hold through separate accounts a significant portion of the Fund's shares and may also invest in separate accounts managed by the Investment Manager that have the same or substantially similar investment objectives and strategies as the Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s Form N-CSR and in the SAI. Additionally, Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
22
Prospectus 2026

Variable Portfolio – Partners International Core Equity Fund
About Fund Shares and Transactions
Description of the Share Classes
Share Class Features
The Fund offers the classes of shares set forth on the cover of this prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class 1 and Class 2 shares.
	Class 1 Shares	Class 2 Shares
Eligible Investors
Shares of the Fund are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies
(collectively, Contracts) or qualified pension and retirement plans (Qualified Plans) or other eligible investors authorized by the Distributor.

Investment Limits	none	none
Conversion Features	none	none
Front-End Sales Charges	none	none
Contingent Deferred Sales Charges (CDSCs)	none	none
Maximum Distribution and/or Service Fees	none	0.25%
 FUNDamentals
Financial Intermediaries
The term “financial intermediary” refers to the insurance company that issued your contract, qualified pension or retirement plan sponsors or the financial intermediary that employs your financial advisor. Financial intermediaries also include broker-dealers and financial advisors as well as firms that employ broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other firms in the financial services industry, including Ameriprise Financial and its affiliates.
Distribution and/or Service Fees
Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board has approved, and the Fund has adopted, a distribution plan which sets the distribution fees that are periodically deducted from the Fund’s assets for Class 2 shares. The distribution fee for Class 2 shares is 0.25%. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or financial intermediaries for selling shares of the Fund and/or providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.
The Fund will pay these fees to the Distributor and/or to eligible financial intermediaries for as long as the distribution plan continues. The Fund may reduce or discontinue payments at any time.
The Fund pays a service fee to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners, Qualified Plan participants and the separate accounts.
Financial Intermediary Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to financial intermediaries, primarily to affiliated and unaffiliated insurance companies, for marketing/sales support services relating to the Fund (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary; gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary; or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the Marketing Support Payments to any one financial intermediary are generally between 0.05% and 0.40% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.05% and 0.25% on an annual basis for a financial intermediary receiving a payment based on gross sales of the Columbia Funds attributable to the financial intermediary.
Prospectus 2026
23

Variable Portfolio – Partners International Core Equity Fund
About Fund Shares and Transactions (continued)
As employee compensation and business unit operating goals at all levels are generally tied to the success of Ameriprise Financial, employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, are incented to include shares of the Columbia Funds in Contracts offered by affiliated insurance companies. Certain employees, directly or indirectly, receive higher compensation and other benefits as investment in the Columbia Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the Distributor and the Investment Manager, and the products they offer, including the Fund.
In addition, the Transfer Agent has certain arrangements in place to compensate financial intermediaries, primarily to affiliated and unaffiliated insurance companies, that hold Fund shares through networked and omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial Fund shareholders (Shareholder Services). Shareholder Services and related fees vary by financial intermediary and may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, maintenance of shareholder records, preparation of account statements and provision of customer service, and are not intended to include services that are primarily intended to result in the sale of Fund shares. Payments for Shareholder Services generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares. Each Fund pays the Transfer Agent a service fee equal to the payments made by the Transfer Agent to participating insurance companies and other financial intermediaries that provide Shareholder Services up to the lesser of the amount charged by the financial intermediary or a contractual asset-based cap. Payments of amounts that exceed the amount paid by the Fund are borne by the Transfer Agent, the Investment Manager and/or their affiliates.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates typically make other payments or allow promotional incentives to certain broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the financial intermediaries, including Ameriprise Financial affiliates, to which the Distributor, the Investment Manager or their affiliates have agreed to make Marketing Support Payments and fee payments for Shareholder Services.
Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial advisors may have a conflict of interest or financial incentive with respect to recommendations regarding the Fund or any Contract or Qualified Plan that includes the Fund.
Share Price Determination
The price you pay or receive when you buy, sell or transfer shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day, with the value of the Fund's shares based on the total value of all of the securities and other assets that it holds as of such specified time.
 FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV per share as follows:
NAV per share = (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
24
Prospectus 2026

Variable Portfolio – Partners International Core Equity Fund
About Fund Shares and Transactions (continued)
 FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day typically ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. The Fund will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as a close of regular trading on the NYSE for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Nonetheless, the NAV of Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Fund’s Board may approve or ratify. On holidays and other days when the NYSE is closed, the Fund’s NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities listed on an exchange are typically valued at the closing price or last trade on their primary exchange at the close of business of the NYSE. Equity securities without a readily available closing price or that are not listed on any exchange are typically valued at the mean between the closing bid and asked prices. Other equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are fair valued unless market quotations are readily available, fixed income investments maturing in 60 days or less are valued primarily using the amortized cost method, unless this methodology results in a valuation that does not approximate the market value of these securities, and those maturing in excess of 60 days are valued based on prices obtained from a pricing service, if available (which may represent market values or fair values). Investments in other open-end funds are valued at their published NAVs. The value of the Fund’s portfolio securities is determined in accordance with the valuation policy approved by the Board (the Valuation Policy). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Investment Manager as the Fund’s valuation designee. The Investment Manager, in turn, has authorized its valuation committee to make fair value determinations and to carry out supervisory and certain other functions relating to the valuation of Fund portfolio securities, pursuant to the Valuation Policy.
If a market price is not readily available or is deemed not to reflect market value for a portfolio security, the Investment Manager will determine the price based on a determination of the security's fair value pursuant to the Valuation Policy. In addition, the Investment Manager may use fair valuation techniques to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Investment Manager uses fair valuation to price equity securities, it may value those securities higher or lower than another fund or manager would. Also, fair valuation of Fund holdings may cause the Fund's performance to diverge to a greater degree from the performance of various benchmark indices used to compare the Fund's performance because indices generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Prospectus 2026
25

Variable Portfolio – Partners International Core Equity Fund
About Fund Shares and Transactions (continued)
Futures and options on futures are valued based upon the settlement price as determined by the principal exchange on which they are traded or, in the absence of a settlement price, at the mean of the closing bid and ask. Generally, over-the-counter derivatives, such as swaps and swaptions, are valued based on a price provided by an approved pricing service.
Shareholder Information
Each share class has its own cost structure and other features. Your product may not offer every share class. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the Fund and available under your product. Shares of the Fund are generally available for purchase only by participating insurance companies in connection with Contracts and Qualified Plan sponsors.
The Fund, the Distributor or the Transfer Agent may refuse any order to buy or transfer shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.
Shares of the Fund may not be purchased or sold directly by individual Contract owners or participants in a Qualified Plan. When you sell your shares through your Contract or Qualified Plan, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations, as described under Satisfying Fund Redemption Requests below.
Depending on the context, references to “you” or “your” herein refer either to the holder of a Contract, participant in a Qualified Plan or qualified institutional investor who may select Fund shares to fund his or her investment in the Contract or Qualified Plan or to the participating insurance company as the holder of Fund shares through one or more separate accounts or the Qualified Plan.
Satisfying Fund Redemption Requests
The Fund typically expects to send the redeeming participating insurance company or Qualified Plan sponsor payment for shares within two business days after your trade date. The Fund can suspend redemptions and/or delay payment of redemption proceeds for up to seven days. The Fund can also suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.
The Fund typically seeks to satisfy redemption requests from cash or cash equivalents held by the Fund, from the proceeds of orders to purchase Fund shares or from the proceeds of sales of Fund holdings effected in the normal course of managing the Fund. However, the Fund may have to sell Fund holdings, including in down markets, to meet heavier than usual redemption requests. For example, under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Fund’s investments, the Fund may be more likely to be forced to sell Fund holdings to meet redemptions than under normal market circumstances. In these situations, the Fund’s portfolio managers may have to sell Fund holdings that would not otherwise be sold because, among other reasons, the current price to be received is less than the value of the holdings perceived by the Fund’s portfolio managers. The Fund may also, under certain circumstances (but more likely under stressed or abnormal market conditions or circumstances), borrow money under a credit facility to which the Fund and certain other Columbia Funds are parties or from other Columbia Funds under an interfund lending program (except for closed-end funds and money market funds, which are not eligible to borrow under the program). The Fund and the other Columbia Funds are limited as to the amount that each may individually and collectively borrow under the credit facility and the interfund lending program. As a result, borrowings available to the Fund under the credit facility and the interfund lending program might be insufficient, alone or in combination with the other strategies described herein, to satisfy Fund redemption requests. Please see About Fund Investments – Borrowings – Interfund Lending in the SAI for more information about the credit facility and interfund lending program. The Fund is also limited in the total amount it may borrow. The Fund may only borrow to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any exemptive relief available to the Fund, which currently limit Fund borrowings to
26
Prospectus 2026

Variable Portfolio – Partners International Core Equity Fund
About Fund Shares and Transactions (continued)
33 1/3% of total assets (including any amounts borrowed) less liabilities (other than borrowings), plus an additional 5% of its total assets for temporary purposes (to be repaid within 60 days without extension or renewal), in each case determined at the time the borrowing is made.
In addition, the Fund reserves the right to honor redemption orders in whole or in part with in-kind distributions of Fund portfolio securities instead of cash if the Investment Manager, in its sole discretion, determines it to be in the best interest of the remaining shareholders. Such in-kind distributions typically represent a pro-rata portion of Fund portfolio assets subject to adjustments (e.g., for non-transferable securities, round lots and derivatives). In the event the Fund distributes portfolio securities in kind, shareholders may incur brokerage and other transaction costs associated with converting the portfolio securities into cash. Also, the portfolio securities may increase or decrease in value after they are distributed but before they are converted into cash. For U.S. federal income tax purposes, redemptions paid in securities are generally treated the same as redemptions paid in cash. If, during any 90-day period, you redeem shares in an amount greater than $250,000 or 1% of the Fund’s net assets (whichever is less), and if the Investment Manager determines it to be feasible and appropriate, the Fund may pay the redemption amount above such threshold by an in-kind distribution of Fund portfolio securities. Although shares of the Fund may not be purchased or sold by individual owners of Contracts or Qualified Plans, this policy applies indirectly to Contract and Qualified Plan owners.
Potential Conflicts of Interest – Mixed and Shared Funding
The Fund is available for purchase only through Contracts offered by participating insurance companies, Qualified Plans and other qualified institutional investors authorized by the Distributor. Due to differences in tax treatment and other considerations, the interests of various Contract owners, and the interests of Qualified Plan participants, if any, may conflict. The Fund does not foresee any disadvantages to investors arising from these potential conflicts of interest at this time. Nevertheless, the Board of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.
Order Processing
Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Qualified Plan sponsor are processed on business days. Orders received in “good form” by the Transfer Agent or a financial intermediary, including your participating insurance company or Qualified Plan sponsor, before the end of a business day are priced at the NAV per share of the Fund's applicable share class on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. An order is in “good form” if the Transfer Agent or your financial intermediary has all of the information and documentation it deems necessary to effect your order. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Qualified Plan. Any charges that apply to your Contract or Qualified Plan, and any charges that apply to separate accounts of participating insurance companies or Qualified Plans that may own shares directly, are described in your separate Contract prospectus or Qualified Plan disclosure documents.
You may transfer all or part of your investment in the Fund to one or more of the other investment options available under your Contract or Qualified Plan. You may provide instructions to sell any amount allocated to the Fund. Proceeds will be mailed within seven days after your surrender or withdrawal request is received in good form by an authorized agent. The amount you receive may be more or less than the amount you invested.
Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for more information about transfers as well as surrenders and withdrawals.
Prospectus 2026
27

Variable Portfolio – Partners International Core Equity Fund
About Fund Shares and Transactions (continued)
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Fund or certain of its service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Fund are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information; and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading. Investments in a Fund by institutional investors in connection with redemptions in-kind are exempt from the Excessive Trading Policies and Procedures because they generally do not raise market timing or excessive trading concerns. Further discussion about the Fund’s use of redemptions in-kind is available under Satisfying Fund Redemption Requests.
The Fund reserves the right to reject, without any prior notice, any purchase or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a purchase or transfer order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to purchase or transfer transactions communicated directly to the Transfer Agent and to those received by financial intermediaries.
Specific Buying and Transferring Limitations — If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including transfer buy orders, involving any Fund.
For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future purchase orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund reserves the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or transfer orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the
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Variable Portfolio – Partners International Core Equity Fund
About Fund Shares and Transactions (continued)
omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients' transactions and accounts, and in these circumstances, the identities of the financial intermediary clients that beneficially own Fund shares are often not known to the Fund.
Some financial intermediaries apply their own restrictions or policies to their clients’ transactions and accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■
negative impact on the Fund's performance;
■
potential dilution of the value of the Fund's shares;
■
interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■
losses on the sale of investments resulting from the need to sell securities at less favorable prices; and
■
increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution, which may be exacerbated as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments do not work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded securities and other debt instruments that are rated below investment grade (commonly called “high-yield” or “junk” bonds), equity securities of small-capitalization companies, floating rate loans, or tax-exempt or other securities that may trade infrequently, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities as of the Fund's valuation time. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest only, or significantly, in highly liquid securities, in part because the Fund may have difficulty selling these particular investments at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by non-redeeming shareholders.
Excessive Trading Practices Policy of Columbia Variable Portfolio - Government Money Market Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Variable Portfolio - Government Money Market Fund shares. However, since frequent purchases and sales of Columbia Variable Portfolio - Government Money Market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing
Prospectus 2026
29

Variable Portfolio – Partners International Core Equity Fund
About Fund Shares and Transactions (continued)
costs (such as spreads paid to dealers who trade money market instruments with Columbia Variable Portfolio - Government Money Market Fund) and disrupting portfolio management strategies, Columbia Variable Portfolio - Government Money Market Fund reserves the right, but has no obligation, to reject any purchase or transfer transaction at any time. Columbia Variable Portfolio - Government Money Market Fund has no limits on purchase or transfer transactions. In addition, Columbia Variable Portfolio - Government Money Market Fund reserves the right to impose or modify restrictions on purchases, transfers or trading of Fund shares at any time.
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Variable Portfolio – Partners International Core Equity Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■
It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■
A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is generally unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than its adjusted cost basis, and will generally realize a capital loss if it sells that investment for a lower price than its adjusted cost basis. Capital gains and losses are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term) or more than one year (long-term).
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money (or be exposed to additional losses, if the fund earns a negative return). Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal income or excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:
Declaration and Distribution Schedule
Declarations	Quarterly
Distributions	Quarterly
The Fund may declare or pay distributions of net investment income more frequently.
Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the NAV per share of the share class is reduced by the amount of the distribution.
The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions to be paid in cash.
Taxes and Your Investment
Taxation of the Fund: The Fund has elected and intends to qualify and to be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify and be eligible for treatment as a regulated investment company would result in fund-level taxation, and consequently, a reduction in income available for distribution to you.
Taxation of Fund Shares: Shares of the Fund are only offered to separate accounts of participating insurance companies, Qualified Plans, and certain other eligible persons or plans permitted to hold shares of the Fund pursuant to the applicable U.S. Treasury Regulations without impairing the ability of participating insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended. Each participating insurance company, including each participating insurance company that is an affiliate of the Investment Manager, includes in its taxable income any net investment income derived from the investment of assets held in its separate accounts because the insurance company is considered the owner of these assets under federal income tax law. The insurance company may claim certain tax benefits associated with this investment
Prospectus 2026
31

Variable Portfolio – Partners International Core Equity Fund
Distributions and Taxes (continued)
income. These benefits, which may include foreign tax credits (which can reduce the insurance company’s U.S. taxes on foreign source income) and the corporate dividends-received deduction (which is a tax deduction for the insurance company attributable to certain dividends received from the Fund), are not passed on to Contract owners since the affiliated insurance company is the owner of the assets under federal tax law and is taxed on the investment income generated by the assets.
Taxation of Variable Annuity Contracts and Variable Life Insurance Policies: Your Contract may qualify for favorable tax treatment. Please refer to your Contract prospectus for more information about the tax implications of your investment in the Contract. As long as your Contract continues to qualify for such favorable tax treatment, you will not be taxed currently on your investment in the Fund through such Contract, even if the Fund makes distributions to the separate account and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the separate accounts of participating insurance companies, which maintain and invest net proceeds from Contracts, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a Contract will be “adequately diversified.” If the Fund does not meet such requirements because its investments are not adequately diversified, your Contract could lose its favorable tax treatment, and income and gain allocable to your Contract could be taxable currently to you. This could also occur if Contract holders are found to have an impermissible level of control over the investments underlying their Contracts. You should consult with the participating insurance company that issued your Contract, plan sponsor, or other eligible investor through which your investment in the Fund is made regarding the U.S. federal income taxation of your investment.
 FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your indirect investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account other than a Contract, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
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Variable Portfolio – Partners International Core Equity Fund
Financial Highlights
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total return for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Form N-CSR, which is available upon request.
Prospectus 2026
33

Variable Portfolio – Partners International Core Equity Fund
Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Year Ended 12/31/2025	$10.67	0.19	2.41	2.60	(0.18)	(0.51)	(0.69)
Year Ended 12/31/2024	$10.21	0.17(d)	0.43	0.60	(0.14)	—	(0.14)
Year Ended 12/31/2023	$8.80	0.13	1.42	1.55	(0.14)	—	(0.14)
Year Ended 12/31/2022	$13.57	0.14	(2.82)	(2.68)	(0.23)	(1.86)	(2.09)
Year Ended 12/31/2021	$12.19	0.20	1.43	1.63	(0.25)	—	(0.25)
Class 2
Year Ended 12/31/2025	$10.55	0.16	2.38	2.54	(0.15)	(0.51)	(0.66)
Year Ended 12/31/2024	$10.10	0.14(d)	0.42	0.56	(0.11)	—	(0.11)
Year Ended 12/31/2023	$8.71	0.10	1.40	1.50	(0.11)	—	(0.11)
Year Ended 12/31/2022	$13.44	0.11	(2.78)	(2.67)	(0.20)	(1.86)	(2.06)
Year Ended 12/31/2021	$12.09	0.18	1.40	1.58	(0.23)	—	(0.23)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	Includes income resulting from European Union tax reclaims, net of an IRS closing agreement for European Union tax reclaims, if applicable. The effect of these amounted to:

Class	Net Investment income per share ($)	Net Investment income ratio (%)
Year Ended 12/31/2024
Class 1	0.01	0.11
Class 2	0.01	0.11
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Prospectus 2026

Variable Portfolio – Partners International Core Equity Fund
Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000's)
Class 1
Year Ended 12/31/2025	$12.58	24.85%	0.83%(c)	0.83%(c)	1.64%	35%	$1,849,265
Year Ended 12/31/2024	$10.67	5.86%	0.82%(c)	0.82%(c)	1.60%(d)	26%	$1,785,170
Year Ended 12/31/2023	$10.21	17.70%	0.83%	0.83%	1.39%	22%	$1,861,069
Year Ended 12/31/2022	$8.80	(19.51%)	0.82%(c)	0.82%(c)	1.45%	46%	$1,777,600
Year Ended 12/31/2021	$13.57	13.55%	0.80%(c)	0.80%(c)	1.56%	57%	$2,150,661
Class 2
Year Ended 12/31/2025	$12.43	24.55%	1.08%(c)	1.08%(c)	1.34%	35%	$33,678
Year Ended 12/31/2024	$10.55	5.58%	1.07%(c)	1.07%(c)	1.33%(d)	26%	$26,146
Year Ended 12/31/2023	$10.10	17.34%	1.08%	1.08%	1.11%	22%	$23,561
Year Ended 12/31/2022	$8.71	(19.64%)	1.07%(c)	1.07%(c)	1.16%	46%	$17,755
Year Ended 12/31/2021	$13.44	13.18%	1.06%(c)	1.06%(c)	1.40%	57%	$17,913

Prospectus 2026
35

Variable Portfolio – Partners International Core Equity Fund

For More Information
The Fund is generally available only to owners of Contracts issued by participating insurance companies and participants in Qualified Plans. Please refer to your Contract prospectus or Qualified Plan disclosure documents for information about how to buy, sell and transfer shares of the Fund.
Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders and in Form N-CSR. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In the Fund’s Form N-CSR, you will find the Fund’s annual and semiannual financial statements. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail: Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
By Telephone: 800.345.6611
Online: columbiathreadneedleus.com
Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
The investment company registration number of Columbia Funds Variable Series Trust II, of which the Fund is a series, is 811-22127.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.
The Fund is distributed by Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2026 Columbia Threadneedle. All rights reserved.
PRO7054_12_E01_(05/26)

Variable Portfolio – Partners International Growth Fund
Prospectus
May 1, 2026

The Fund may offer Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). There are no exchange ticker symbols associated with shares of the Fund.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable Portfolio – Partners International Growth Fund

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Prospectus 2026

Variable Portfolio – Partners International Growth Fund
Summary of the Fund
Investment Objective
Variable Portfolio – Partners International Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2
Management fees	0.88%	0.88%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses(a)	0.02%	0.02%
Total annual Fund operating expenses(b)	0.90%	1.15%
Less: Fee waivers and/or expense reimbursements(c)	(0.07%)	(0.07%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.83%	1.08%
(a)
Other expenses have been restated to reflect current fees paid by the Fund.
(b)
“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(c)
Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through April 30, 2027, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.83% for Class 1 and 1.08% for Class 2. Any differences in these annual rates relative to the annual rates noted in the last row of the above table (e.g., net expense ratios) are due to applicable exclusions under the agreement.
 Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■
you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■
your investment has a 5% return each year, and
■
the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
	1 year	3 years	5 years	10 years
Class 1 (whether or not shares are redeemed)	$85	$280	$492	$1,101
Class 2 (whether or not shares are redeemed)	$110	$358	$626	$1,391
Prospectus 2026
3

Variable Portfolio – Partners International Growth Fund
Summary of the Fund (continued)
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.
Principal Investment Strategies
The Fund’s assets are primarily invested in equity securities of foreign issuers as well as depositary receipts. Equity securities include common stocks, preferred stocks, and securities convertible into common stock. The Fund may also invest in exchange-traded funds (ETFs). From time to time, the Fund may focus its investments in certain countries or geographic areas, including the Asia Pacific region and Europe. The Fund may also invest up to 20% of its net assets in securities that provide exposure to emerging markets. The Fund may invest in the securities of issuers of any size, including small-, mid- and large-capitalization companies. The Fund may at times emphasize one or more sectors in selecting its investments, including the industrials sector and the information technology sector. Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “growth” companies. The Fund considers “growth” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of growth companies, have a higher Institutional Brokers' Estimate System (I/B/E/S) medium-term growth forecast (two year) than the median ranked stock within the company’s GICS sector, or have a higher sales per share historical growth rate (five year) than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify growth companies is the MSCI ACWI ex USA Growth Index, although the Fund may change this index without prior notice. The I/B/E/S is a database used by brokers and investors to access the estimates made by stock analysts regarding the future earnings of publicly traded American companies. The I/B/E/S medium term growth forecast is a measure of the average annualized EPS (earnings per share) growth forecast of contributing analysts/estimators for the forthcoming two years.
Multiple subadvisers provide the day-to-day management of the Fund’s portfolio.
Principal Risks
An investment in the Fund involves risks, including Foreign Securities Risk, Growth Securities Risk, Market Risk, and Multi-Adviser Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. Convertible securities also react to changes in the value of the common stock into which they convert and are thus subject to market risk. The Fund may also be forced to convert a convertible security at an inopportune time, which may decrease the Fund’s return.
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts and/or Global Depositary Receipts. Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, which may be related to the particular political, regulatory, economic, social and other conditions or events (including, for example, military confrontations
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Prospectus 2026

Variable Portfolio – Partners International Growth Fund
Summary of the Fund (continued)
and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country and fluctuations in such country’s currency, as well as market risk tied to the underlying foreign company. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical domestic company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that a depositary receipt will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile, and may be more susceptible to market manipulation, than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.
Equity Securities Risk. Equity securities may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.
Exchange-Traded Fund (ETF) Risk. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses, and indirectly the ETF’s expenses, incurred through the Fund’s ownership of the ETF. Because the expenses and costs of an underlying ETF are shared by its investors, redemptions by other investors in the ETF could result in decreased economies of scale and increased operating expenses for such ETF. The ETFs may not achieve their investment objective. The Fund, through its investment in ETFs, may not achieve its investment objective.
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. Investing in securities of foreign companies subjects the Fund to the risks associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, including risks related to political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
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Summary of the Fund (continued)
Geographic Focus Risk. The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
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Asia Pacific Region. Many of the countries in the Asia Pacific region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
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Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Any uncertainty caused by the departure of the United Kingdom (UK) from the EU, which occurred in January 2020, could have negative impacts on the UK and the EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which could adversely affect the value of your investment in the Fund.
Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time. Growth securities may also be sensitive to movements in interest rates.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.
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Small- and Mid-Cap Stock Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
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Large-Cap Stock Risk. Investments in larger companies may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.
Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than
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Summary of the Fund (continued)
anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market. Foreign securities can present enhanced liquidity risks, including as a result of less developed custody, settlement or other practices of foreign markets.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Multi-Adviser Risk. The Fund has multiple advisory firms that each manage a portion of the Fund’s net assets on a daily basis. Each adviser makes investment decisions independently from the other adviser(s). It is possible that the security selection process of one adviser will not complement or may conflict or even contradict that of the other adviser(s), including making off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single adviser, which could adversely affect the Fund's performance.
Preferred Stock Risk. Preferred stock is a type of stock that may pay dividends at a different rate than common stock of the same issuer, if at all, and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (the risk of losses attributable to changes in interest rates).
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors, including the industrials sector and the information technology sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in that group of industries or economic sector.
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Industrials Sector. The Fund is vulnerable to the particular risks that may affect companies in the industrials sector. Companies in the industrials sector are subject to certain risks, including changes in supply and demand
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Summary of the Fund (continued)
for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events, economic conditions and risks for environmental damage and product liability claims.
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Information Technology Sector. The Fund is vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance, as well as another measure of performance for markets in which the Fund may invest.
Except for differences in annual returns resulting from differences in expenses (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.
The Fund’s performance prior to May 2020 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.
The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.
Year by Year Total Return (%) as of December 31 Each Year	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	2nd Quarter 2020	20.05%
	Worst	1st Quarter 2020	-18.77%
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Summary of the Fund (continued)
 Average Annual Total Returns (for periods ended December 31, 2025)

	Share Class Inception Date	1 Year	5 Years	10 Years
Class 1	05/07/2010	17.77%	1.61%	5.26%
Class 2	05/07/2010	17.50%	1.36%	5.01%
MSCI EAFE Growth Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		20.76%	4.43%	7.42%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		31.22%	8.92%	8.18%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC
Subadviser: Walter Scott & Partners Limited (Walter Scott)
Investment decisions for the portion of the Fund subadvised by Walter Scott are made by Walter Scott’s investment team and ratified by the Investment Executive (IE). The investment team is overseen by Walter Scott’s Investment Management Committee (IMC). The following are members of Walter Scott’s IE. The IE ratifies all new purchase decisions and determines portfolio allocations. These individuals also have responsibility with the IMC.
Portfolio Management	Title	Role with Fund	Managed Fund Since
Roy Leckie	Executive Director of Walter Scott and Co-Chair of Walter Scott’s IMC	IE Member (portfolio management)	2020
Jane Henderson	Managing Director of Walter Scott	IE Member (portfolio management)	2020
Fraser Fox, CFA	Investment Manager of Walter Scott	IE Member (portfolio management)	2022
Maxim Skorniakov, CFA	Investment Manager of Walter Scott	IE Member (portfolio management)	2022
Subadviser: William Blair Investment Management, LLC (William Blair)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Alaina Anderson, CFA	Partner of William Blair	Co-Portfolio Manager	2021
Simon Fennell	Partner of William Blair	Co-Portfolio Manager	2019
Chandan Khanna	Associate of William Blair	Co-Portfolio Manager	February 2026
Purchase and Sale of Fund Shares
The Fund is available for purchase through Contracts offered by the separate accounts of participating insurance companies or Qualified Plans or by other eligible investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). Shares of the Fund may not be purchased or sold by individual owners of Contracts or Qualified Plans. If you are a Contract holder or Qualified Plan participant, please refer to your separate Contract prospectus or Qualified Plan disclosure documents for information about minimum investment requirements and how to purchase and redeem shares of the Fund on days the Fund is open for business.
Tax Information
The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, which are generally the participating insurance companies and Qualified Plans investing in the Fund through separate accounts. These distributions may not be taxable to you as the holder of a Contract or a participant in a Qualified Plan. Please consult the prospectus or other information provided to you by your participating insurance company and/or Qualified Plan regarding the U.S. federal income taxation of your contract, policy and/or plan.
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Summary of the Fund (continued)
Payments to Broker-Dealers and Other Financial Intermediaries
If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial advisor or salesperson or visit your financial intermediary’s website for more information.
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Variable Portfolio – Partners International Growth Fund
More Information About the Fund
Investment Objective
Variable Portfolio – Partners International Growth Fund (the Fund) seeks to provide shareholders with long-term capital growth. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change. Because any investment involves risk, there is no assurance the Fund’s investment objective will be achieved.
Principal Investment Strategies
The Fund’s assets are primarily invested in equity securities of foreign issuers as well as depositary receipts. Equity securities include common stocks, preferred stocks, and securities convertible into common stock. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. The Fund may also invest in exchange-traded funds (ETFs). From time to time, the Fund may focus its investments in certain countries or geographic areas, including the Asia Pacific region and Europe. The Fund may also invest up to 20% of its net assets in securities that provide exposure to emerging markets. The Fund may invest in the securities of issuers of any size, including small-, mid- and large-capitalization companies. The Fund may at times emphasize one or more sectors in selecting its investments, including the industrials sector and the information technology sector. Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “growth” companies. The Fund considers “growth” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of growth companies, have a higher Institutional Brokers' Estimate System (I/B/E/S) medium-term growth forecast (two year) than the median ranked stock within the company’s GICS sector, or have a higher sales per share historical growth rate (five year) than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify growth companies is the MSCI ACWI ex USA Growth Index, although the Fund may change this index without prior notice. The I/B/E/S is a database used by brokers and investors to access the estimates made by stock analysts regarding the future earnings of publicly traded American companies. The I/B/E/S medium term growth forecast is a measure of the average annualized EPS (earnings per share) growth forecast of contributing analysts/estimators for the forthcoming two years.
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager to the Fund and is responsible for the oversight of, including the establishment of risk management parameters for, the Fund’s subadvisers: Walter Scott & Partners Limited (Walter Scott) and William Blair Investment Management, LLC (William Blair) (Walter Scott and William Blair, each a Subadviser and collectively, the Subadvisers). The Subadvisers provide day-to-day portfolio management to the Fund. The Investment Manager, subject to the oversight of the Fund’s Board of Trustees, decides the proportion of the Fund’s assets to be managed by each Subadviser, and may change these proportions at any time. Each Subadviser acts independently of any other Subadviser and uses its own methodology for selecting investments. Each Subadviser employs an active investment strategy.
Walter Scott
Walter Scott seeks investment opportunities in companies with fundamental strengths that indicate the potential for durable long-term growth, thereby benefitting from the power of compounding. Walter Scott focuses on individual stock selection, building its portion of the Fund’s portfolio from the bottom up through extensive fundamental research.
Walter Scott’s investment process begins with the screening of reported company financials. Companies that meet certain broad absolute and trend criteria are candidates for more detailed financial analysis. For these companies, Walter Scott restates the company’s income statement, flow of funds, and balance sheet to a cash basis. This analysis assists Walter Scott in identifying the nature of the operating margin, working capital management and the profitability and financing model of the company. Core to the analysis is thorough understanding of the cash
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More Information About the Fund (continued)
generating strengths of a company and thereby a company’s ability to achieve self-financed growth so far as possible. If a company passes Walter Scott’s stringent financial criteria, Walter Scott then conducts a detailed investigation of the company’s products, cost and pricing, competition and industry position and outlook.
Walter Scott will also typically meet with senior management of a company as part of the research process. The objective underlying all aspects of this extensive process is to understand whether the company has the ability to generate compound growth in the future. In assessing the valuation of an individual stock, Walter Scott uses various measures, including price-to-earnings ratio versus growth rate, price-to-cash and price-to-book. Walter Scott’s investment team collectively reviews and selects those stocks that meet Walter Scott’s criteria and where the expected growth rate is combined with a reasonable valuation for the underlying equity. A buy proposal requires the backing of the broad investment team while a sell decision requires only one dissenting voice.
Geographic and sector allocations are results of, not part of, Walter Scott’s investment process, because the investment team’s sole focus is on the analysis of and investment in individual companies. Walter Scott does not use benchmark indices as a tool for active portfolio management. Walter Scott believes that a patient investment approach is necessary to give the companies in which its portion of the Fund invests an opportunity to realize their growth potential and to allow for compounding of returns.
Walter Scott typically sells a stock when it no longer possesses the characteristics that caused its purchase. A stock may be a sell candidate when its valuation reaches or exceeds its calculated fair value, or there are deteriorating fundamentals. Walter Scott may reduce the weighting of a stock held by its portion of the Fund if it becomes overweighted as determined by Walter Scott.
William Blair
In choosing investments for its portion of the Fund’s portfolio, William Blair performs fundamental company analysis and focuses on stock selection. William Blair generally seeks equity securities, including common stocks, of companies that historically have had superior growth, profitability and quality relative to local markets and relative to companies within the same industry worldwide, and that are expected by William Blair to continue such performance. Such companies generally will exhibit superior business fundamentals, including leadership in their field, quality products or services, distinctive marketing and distribution, pricing flexibility and revenue from products or services consumed on a steady, recurring basis. These business characteristics should be accompanied by management that is shareholder return-oriented and that uses conservative accounting policies. Companies with above-average returns on equity, strong balance sheets and consistent, above-average earnings growth will be the primary focus. Stock selection will take into account both local and global comparisons.
William Blair will vary the Fund’s sector and geographic diversification based upon its ongoing evaluation of economic, market and political trends throughout the world. In making decisions regarding country allocation, William Blair will consider such factors as the conditions and growth potential of various economies and securities markets, currency exchange rates, technological developments in the various countries and other pertinent financial, social, national and political factors.
A holding becomes a potential sell candidate if it is believed to start showing deteriorating earnings trends, fundamentals, or an unjustifiably excessive valuation. Significant management/strategy changes, poor governance, excessive acquisitions, or a deterioration in short- and long-term growth expectations may also trigger a sale. Other sell triggers can include a violation of position size, region, sector, or capitalization constraints.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change.
Principal Risks
An investment in the Fund involves risks, including Foreign Securities Risk, Growth Securities Risk, Market Risk, and Multi-Adviser Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
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More Information About the Fund (continued)
Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk (the risk of losses attributable to changes in interest rates) and credit risk (the risk that the issuer of a debt instrument will default or otherwise become unable, or be perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due). Convertible securities also react to changes in the value of the common stock into which they convert and are thus subject to market risk (the risk that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise). Because the value of a convertible security can be influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt instrument and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts and/or Global Depositary Receipts. Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, which may be related to the particular political, regulatory, economic, social and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country and fluctuations in such country’s currency, as well as market risk tied to the underlying foreign company. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical domestic company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that a depositary receipt will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile, and may be more susceptible to market manipulation, than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates and may have hostile relations with other countries. Due to the
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More Information About the Fund (continued)
differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.
Equity Securities Risk. Investments in equity securities represent ownership in a company that fluctuates in value with changes in the company’s financial condition. Equity markets may experience significant volatility at times and may fall sharply in response to adverse events. Certain segments of the equity market may react differently than other segments and U.S. markets may react differently than foreign markets. Individual equity prices also may experience dramatic movements in price. Price movements may result from factors affecting individual companies, sectors, or industries selected for the Fund’s portfolio or the securities market as a whole, including periods of slower growth or recessionary economic conditions, future expectations of poor economic conditions, changes in political or social conditions, and lack of investor confidence. In addition, individual equity interests may be adversely affected by factors such as reduced sales, increased costs, or a negative outlook for the future performance of the company. As compared with preferred stock and debt, common stock generally involves greater risk and has lower priority when liquidation, bankruptcy, and dividend payments are made. Preferred stock may be subordinated to bonds or other debt instruments in a company’s capital structure and is typically less liquid than common stock.
Exchange-Traded Fund (ETF) Risk. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. An ETF’s share price may not track its specified market index (if any) and may trade below its NAV. Certain ETFs use a “passive” investment strategy and do not take defensive positions in volatile or declining markets. Other ETFs in which the Fund may invest are actively managed ETFs (i.e., they do not track a particular benchmark), which indirectly subjects the Fund to active management risk. An active secondary market in ETF shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance that an ETF’s shares will continue to be listed on an active exchange. In addition, the Fund’s shareholders bear both their proportionate share of the Fund’s expenses and, indirectly, the ETF’s expenses, incurred through the Fund’s ownership of the ETF. Because the expenses and costs of an underlying ETF are shared by its investors, redemptions by other investors in the ETF could result in decreased economies of scale and increased operating expenses for such ETF. These transactions might also result in higher brokerage, tax or other costs for the ETF. This risk may be particularly important when one investor owns a substantial portion of the ETF. There is a risk that ETFs in which the Fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. In addition, certain ETFs may be dependent upon licenses to use various indexes as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. An ETF may also terminate if its net assets fall below a certain amount.
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities may also be less liquid, making them more difficult to trade, than securities of U.S. companies so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. In some cases, such withholding or other taxes could potentially be confiscatory. Other risks include: possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about foreign companies; the impact of economic, political, social, diplomatic or other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics), possible seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; the imposition of
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economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. In addition, as a result of economic sanctions, the Fund may be forced to sell or otherwise dispose of investments at inopportune times or prices, which could result in losses to the Fund and increased transaction costs. These conditions may be in place for a substantial period of time and enacted with limited advance notice to the Fund. The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets. Additionally, investments in certain countries may subject the Fund to a number of tax rules, the application of which may be uncertain. Countries may amend or revise their existing tax laws, regulations and/or procedures in the future, possibly with retroactive effect. Changes in or uncertainties regarding the laws, regulations or procedures of a country could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies located in such countries in which the Fund invests, or result in unexpected tax liabilities for the Fund. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency exchange controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Geographic Focus Risk. The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
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Asia Pacific Region. A number of countries in the Asia Pacific region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact that country, other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified in a region with more developed countries and economies. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Continued growth of economies and securities markets in the region will require sustained economic and fiscal discipline, as well as continued commitment to governmental and regulatory reforms. Development also may be influenced by international economic conditions, including those in the United States and Japan, and by world demand for goods or natural resources produced in countries in the Asia Pacific region. Securities markets in the region are generally smaller and have a lower trading volume than those in the United States, which may result in the securities of some companies in the region being less liquid than U.S. or other foreign securities. Some currencies, inflation rates or interest rates in the Asia Pacific region are or can be volatile, and some countries in the region may restrict the flow of money in and out of the country. The risks described under “Emerging Market Securities Risk” and “Foreign Securities Risk” may be more pronounced due to the Fund’s focus on investments in the region.
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Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have
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an adverse impact on, and potentially spread to, other European countries. Most developed countries in Western Europe are members of the EU, and many are also members of the European Economic and Monetary Union (EMU). European countries can be significantly affected by the tight fiscal and monetary controls that the EMU imposes on its members and with which candidates for EMU membership are required to comply. In addition, significant private or public debt problems in a single EU country can pose economic risks to the EU as a whole. Unemployment in Europe has historically been higher than in the United States and public deficits are an ongoing concern in many European countries. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Any uncertainty caused by the departure of the UK from the EU, which occurred in January 2020, could have negative impacts on the UK and EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in the UK, Europe and globally, which could adversely affect the value of your investment in the Fund. Any attempt by the Fund to hedge against or otherwise protect its portfolio or to profit from such circumstances may fail and, accordingly, an investment in the Fund could lose money over short or long periods.
Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time. Growth securities may also be sensitive to movements in interest rates.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.
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Small- and Mid-Cap Stock Risk. Securities of small- and mid-cap companies can, in certain circumstances, have a higher potential for gains than securities of larger companies but are more likely to have more risk than larger companies. For example, small- and mid-cap companies may be more vulnerable to market downturns and adverse business or economic events than larger companies because they may have more limited financial resources and business operations. Small- and mid-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller and generally less experienced management teams. Securities of small- and mid-cap companies may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. When the Fund takes significant positions in small- and mid-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in Fund investment losses that would affect the value of your investment in the Fund. In addition, some small- and mid-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.
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Large-Cap Stock Risk. Investments in larger companies may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.
Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a
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similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market. Foreign securities can present enhanced liquidity risks, including as a result of less developed custody, settlement or other practices of foreign markets.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. In addition, the Iranian conflict that commenced in February 2026 may result in similar, and potentially more severe, disruptions. Escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Multi-Adviser Risk. The Fund has multiple advisory firms that each manage a portion of the Fund’s net assets on a daily basis. Each adviser makes investment decisions independently from the other adviser(s). It is possible that the security selection process of one adviser will not complement or may conflict or even contradict that of the other adviser(s), including making off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single adviser, which could adversely affect the Fund's performance.
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Preferred Stock Risk. Preferred stock is a type of stock that may pay dividends at a different rate than common stock of the same issuer, if at all, and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (the risk of losses attributable to changes in interest rates).
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors, including the industrials sector and the information technology sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in that group of industries or economic sector.
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Industrials Sector. The Fund is vulnerable to the particular risks that may affect companies in the industrials sector. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events, economic conditions and risks for environmental damage and product liability claims.
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Information Technology Sector. The Fund is vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus or as otherwise required by the Investment Company Act of 1940, as amended (the 1940 Act), the rules and regulations thereunder and any applicable exemptive relief, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold other investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s Form N-CSR or by visiting columbiathreadneedleus.com.
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Transactions in Derivatives
The Fund may enter into derivative transactions or otherwise have exposure to derivative transactions through underlying investments. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the Secured Overnight Financing Rate (commonly known as SOFR)) or market indices (such as the Standard & Poor’s 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. The U.S. government and the European Union (and some other jurisdictions) have enacted regulations and similar requirements that prescribe clearing, margin, reporting and registration requirements for participants in the derivatives market. These requirements are evolving and their ultimate impact on the Fund remains unclear, but such impact could include restricting and/or imposing significant costs or other burdens upon the Fund’s participation in derivatives transactions. Additionally, regulations governing the use of derivatives by registered investment companies, such as the Fund, require, among other things, that a fund that invests in derivative instruments beyond a specified limited amount apply a value-at-risk-based limit to its portfolio and establish a comprehensive derivatives risk management program. As of the date of this prospectus, the Fund is not required to maintain a comprehensive derivatives risk management program given its more limited use of derivatives. For more information on the risks of derivative investments and strategies, see the SAI.
Affiliated Fund Investing
The Investment Manager or an affiliate serves as investment adviser to funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds”, and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds, which may include the Fund (collectively referred to in this section as Underlying Funds), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares. Although the Investment Manager or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when the Investment Manager or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase
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activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. In order to meet such redemptions, an Underlying Fund may be forced to sell its liquid (or more liquid) positions, leaving the Underlying Fund holding, post-redemption, a relatively larger position in illiquid investments (i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment) or less liquid securities. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager or its affiliate also has a conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as forward contracts, futures contracts, options, structured investments and swaps, for various purposes, including among others, investing in particular derivatives in seeking to reduce investment exposures, or in seeking to achieve indirect investment exposures, to a sector, country, region or currency where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund's website (columbiathreadneedleus.com) only after a certain amount of time has passed, as described in the SAI.
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Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the Fund's website may not always be current.
 FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmark(s), and accordingly the Fund's holdings may diverge from those of its benchmark(s). In addition, the Fund may invest in securities outside any industry and geographic sectors represented in its benchmark(s). The Fund's weightings in individual securities, and in industry or geographic sectors, may also vary considerably from those of its benchmark(s).
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year, may vary by share class and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios reflect the Fund’s fee arrangements as of the date of this prospectus and, unless indicated otherwise, are based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but unless indicated otherwise in the Annual Fund Operating Expenses table, no adjustments have been or will be made to the expense ratios to reflect any differences in the Fund’s average net assets between the most recently completed fiscal year and the date of this prospectus or a later date. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
 FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are allocated on a pro rata basis across all share classes. These fees include certain sub-transfer agency and shareholder servicing fees. For more information on these fees, see About Fund Shares and Transactions — Financial Intermediary Compensation.
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Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through April 30, 2027, unless sooner terminated at the sole discretion of the Fund's Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:
Variable Portfolio - Partners International Growth Fund
Class 1	0.83%
Class 2	1.08%
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Fund’s returns might have been lower.
Primary Service Provider Contracts
The Fund enters into contractual arrangements (Service Provider Contracts) with various service providers, including, among others, the Investment Manager, the Distributor, Columbia Management Investment Services Corp. (the Transfer Agent) and the Fund’s custodian. The Fund’s Service Provider Contracts are solely among the parties thereto. Shareholders are not parties to, or intended to be third-party beneficiaries of, any Service Provider Contracts. Further, this prospectus, the SAI and any Service Provider Contracts are not intended to give rise to any agreement, duty, special relationship or other obligation between the Fund and any investor, or give rise to any contractual, tort or other rights in any individual shareholder, group of shareholders or other person, including any right to assert a fiduciary or other duty, enforce the Service Provider Contracts against the parties or to seek any remedy thereunder, either directly or on behalf of the Fund. Nothing in the previous sentence should be read to suggest any waiver of any rights under federal or state securities laws.
The Investment Manager, the Distributor, and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 290 Congress Street, Boston, MA 02210 and serves as investment adviser and administrator to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, debt instruments and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
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Prospectus 2026

Variable Portfolio – Partners International Growth Fund
More Information About the Fund (continued)
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund. The Investment Manager is responsible for the investment management of the Fund, but has delegated certain of its duties, including day-to-day portfolio management of all or a portion of the Fund’s assets to one or more investment subadvisers that determine what securities and other investments the Fund should buy or sell. The Investment Manager is also responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s other service providers and the provision of related clerical and administrative services.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint unaffiliated subadvisers by entering into subadvisory agreements with them, and to change in material respects the terms of those subadvisory agreements, including the fees paid thereunder, for the Fund without first obtaining shareholder approval, thereby avoiding the expense and delays typically associated with obtaining shareholder approval. The Fund furnishes shareholders with information about new subadvisers retained in reliance on the order within 90 days after hiring the subadviser. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager discloses to the Board the nature of any such material relationships. The SEC has issued a separate order that permits the Board to approve new subadvisory agreements or material changes to existing subadvisory agreements at a meeting that is not in person, provided that the Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting and other conditions of the order are satisfied.
The Fund pays the Investment Manager a fee for its management services, which include investment advisory services and administrative services. The fee is calculated as a percentage of the daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, management services fees paid to the Investment Manager by the Fund amounted to 0.88% of average daily net assets of the Fund, before any applicable reimbursements.
A discussion regarding the basis for the Board’s approval of the renewal of the Fund's management agreement is available in the Fund’s Form N-CSR for the fiscal period ended June 30, 2025.
The Investment Manager has, with the approval of the Board, engaged an investment subadviser(s) to make the day-to-day investment decisions for the Fund. The Investment Manager pays the subadviser(s) for investment advisory services and retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Investment Manager may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser. A discussion regarding the basis for the Board’s approval of the renewal of the investment subadvisory agreements with Walter Scott and William Blair is available in the Fund’s Form N-CSR for the fiscal period ended June 30, 2025.
The date the Subadvisers began serving the Fund is set forth under Subadvisers below. Any performance of the Fund prior to the date the Subadvisers began serving was achieved by one or more different subadvisers. Similarly, the portfolio turnover rate for periods prior to the Subadvisers’ management of the Fund was the result of management by one or more different subadvisers. A change in subadvisers may result in increased portfolio turnover.
Subadvisers
Walter Scott, which has served as Subadviser to the Fund since May 2020, is located at One Charlotte Square, Edinburgh EH2 4DR, UK. Walter Scott, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information, under a subadvisory agreement with Columbia Management. Walter Scott manages equity portfolios for institutional clients around the world, including public and private pension funds, endowments, foundations, family offices, insurers and financial organizations.
Prospectus 2026
23

Variable Portfolio – Partners International Growth Fund
More Information About the Fund (continued)
William Blair, which has served as Subadviser to the Fund since May 2019, is located at 150 North Riverside Plaza, Chicago, IL 60606. William Blair, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information, under a subadvisory agreement with Columbia Management. William Blair provides investment management services to mutual funds, private and public pension funds, insurance companies, endowments, foundations and sovereign wealth funds.
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.
Subadviser: Walter Scott & Partners Limited (Walter Scott)
Investment decisions for the portion of the Fund subadvised by Walter Scott are made by Walter Scott’s investment team and ratified by the Investment Executive (IE). The investment team is overseen by Walter Scott’s Investment Management Committee (IMC). The following are members of Walter Scott’s IE. The IE ratifies all new purchase decisions and determines portfolio allocations. These individuals also have responsibility with the IMC.
Portfolio Management	Title	Role with Fund	Managed Fund Since
Roy Leckie	Executive Director of Walter Scott and Co-Chair of Walter Scott’s IMC	IE Member (portfolio management)	2020
Jane Henderson	Managing Director of Walter Scott	IE Member (portfolio management)	2020
Fraser Fox, CFA	Investment Manager of Walter Scott	IE Member (portfolio management)	2022
Maxim Skorniakov, CFA	Investment Manager of Walter Scott	IE Member (portfolio management)	2022
Mr. Leckie began his investment career in 1995 when he joined Walter Scott. He has a B.Sc. from the University of Glasgow.
Ms. Henderson began her investment career in 1995 when she joined Walter Scott. She has a B.Sc. from the University of St. Andrews.
Mr. Fox began his investment career in 2003 when he joined Walter Scott. He has an LL.B. from the University of Edinburgh.
Mr. Skorniakov began his investment career in 2003 when he joined Walter Scott. He has an M.A. from the University of Colorado and an M.Sc. from the University of Stirling.
Subadviser: William Blair Investment Management, LLC (William Blair)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Alaina Anderson, CFA	Partner of William Blair	Co-Portfolio Manager	2021
Simon Fennell	Partner of William Blair	Co-Portfolio Manager	2019
Chandan Khanna	Associate of William Blair	Co-Portfolio Manager	February 2026
Ms. Anderson joined William Blair in 2006. Ms. Anderson began her investment career in 1999 and earned a B.S. from the Wharton School of the University of Pennsylvania and an M.B.A. from the University of Chicago Booth School of Business.
Mr. Fennell joined William Blair in 2011. Mr. Fennell began his investment career in 1997 and earned an M.A. from the University of Edinburgh and an M.B.A. from the Johnson Graduate School of Management, Cornell University.
Mr. Khanna joined William Blair in 2025. Prior to joining William Blair, he was a senior partner and global equity strategy portfolio manager at Eighteen48 Partners, a boutique investment firm based in London, from 2020 to 2025. Mr. Khanna began his investment career in 1999 and earned a B.Com from the University of Mumbai and an M.B.A. from Institut Européen d’Administration des Affaires.
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Prospectus 2026

Variable Portfolio – Partners International Growth Fund
More Information About the Fund (continued)
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 290 Congress Street, Boston, MA 02210. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 290 Congress Street, Boston, MA 02210, and its responsibilities include processing purchases, redemptions and transfers of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Transfer Agent has engaged SS&C GIDS, Inc. to provide various sub-transfer agency services. The Fund pays a service fee to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners and the separate accounts. The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■
compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■
the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■
separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■
regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■
insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests;
■
regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund; and
Prospectus 2026
25

Variable Portfolio – Partners International Growth Fund
More Information About the Fund (continued)
■
insurance companies investing in the Fund may be affiliates of Ameriprise Financial; these affiliated insurance companies, individually and collectively, may hold through separate accounts a significant portion of the Fund's shares and may also invest in separate accounts managed by the Investment Manager that have the same or substantially similar investment objectives and strategies as the Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s Form N-CSR and in the SAI. Additionally, Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
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Prospectus 2026

Variable Portfolio – Partners International Growth Fund
About Fund Shares and Transactions
Description of the Share Classes
Share Class Features
The Fund offers the classes of shares set forth on the cover of this prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class 1 and Class 2 shares.
	Class 1 Shares	Class 2 Shares
Eligible Investors
Shares of the Fund are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies
(collectively, Contracts) or qualified pension and retirement plans (Qualified Plans) or other eligible investors authorized by the Distributor.

Investment Limits	none	none
Conversion Features	none	none
Front-End Sales Charges	none	none
Contingent Deferred Sales Charges (CDSCs)	none	none
Maximum Distribution and/or Service Fees	none	0.25%
 FUNDamentals
Financial Intermediaries
The term “financial intermediary” refers to the insurance company that issued your contract, qualified pension or retirement plan sponsors or the financial intermediary that employs your financial advisor. Financial intermediaries also include broker-dealers and financial advisors as well as firms that employ broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other firms in the financial services industry, including Ameriprise Financial and its affiliates.
Distribution and/or Service Fees
Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board has approved, and the Fund has adopted, a distribution plan which sets the distribution fees that are periodically deducted from the Fund’s assets for Class 2 shares. The distribution fee for Class 2 shares is 0.25%. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or financial intermediaries for selling shares of the Fund and/or providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.
The Fund will pay these fees to the Distributor and/or to eligible financial intermediaries for as long as the distribution plan continues. The Fund may reduce or discontinue payments at any time.
The Fund pays a service fee to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners, Qualified Plan participants and the separate accounts.
Financial Intermediary Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to financial intermediaries, primarily to affiliated and unaffiliated insurance companies, for marketing/sales support services relating to the Fund (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary; gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary; or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the Marketing Support Payments to any one financial intermediary are generally between 0.05% and 0.40% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.05% and 0.25% on an annual basis for a financial intermediary receiving a payment based on gross sales of the Columbia Funds attributable to the financial intermediary.
Prospectus 2026
27

Variable Portfolio – Partners International Growth Fund
About Fund Shares and Transactions (continued)
As employee compensation and business unit operating goals at all levels are generally tied to the success of Ameriprise Financial, employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, are incented to include shares of the Columbia Funds in Contracts offered by affiliated insurance companies. Certain employees, directly or indirectly, receive higher compensation and other benefits as investment in the Columbia Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the Distributor and the Investment Manager, and the products they offer, including the Fund.
In addition, the Transfer Agent has certain arrangements in place to compensate financial intermediaries, primarily to affiliated and unaffiliated insurance companies, that hold Fund shares through networked and omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial Fund shareholders (Shareholder Services). Shareholder Services and related fees vary by financial intermediary and may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, maintenance of shareholder records, preparation of account statements and provision of customer service, and are not intended to include services that are primarily intended to result in the sale of Fund shares. Payments for Shareholder Services generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares. Each Fund pays the Transfer Agent a service fee equal to the payments made by the Transfer Agent to participating insurance companies and other financial intermediaries that provide Shareholder Services up to the lesser of the amount charged by the financial intermediary or a contractual asset-based cap. Payments of amounts that exceed the amount paid by the Fund are borne by the Transfer Agent, the Investment Manager and/or their affiliates.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates typically make other payments or allow promotional incentives to certain broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the financial intermediaries, including Ameriprise Financial affiliates, to which the Distributor, the Investment Manager or their affiliates have agreed to make Marketing Support Payments and fee payments for Shareholder Services.
Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial advisors may have a conflict of interest or financial incentive with respect to recommendations regarding the Fund or any Contract or Qualified Plan that includes the Fund.
Share Price Determination
The price you pay or receive when you buy, sell or transfer shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day, with the value of the Fund's shares based on the total value of all of the securities and other assets that it holds as of such specified time.
 FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV per share as follows:
NAV per share = (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
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Prospectus 2026

Variable Portfolio – Partners International Growth Fund
About Fund Shares and Transactions (continued)
 FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day typically ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. The Fund will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as a close of regular trading on the NYSE for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Nonetheless, the NAV of Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Fund’s Board may approve or ratify. On holidays and other days when the NYSE is closed, the Fund’s NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities listed on an exchange are typically valued at the closing price or last trade on their primary exchange at the close of business of the NYSE. Equity securities without a readily available closing price or that are not listed on any exchange are typically valued at the mean between the closing bid and asked prices. Other equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are fair valued unless market quotations are readily available, fixed income investments maturing in 60 days or less are valued primarily using the amortized cost method, unless this methodology results in a valuation that does not approximate the market value of these securities, and those maturing in excess of 60 days are valued based on prices obtained from a pricing service, if available (which may represent market values or fair values). Investments in other open-end funds are valued at their published NAVs. The value of the Fund’s portfolio securities is determined in accordance with the valuation policy approved by the Board (the Valuation Policy). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Investment Manager as the Fund’s valuation designee. The Investment Manager, in turn, has authorized its valuation committee to make fair value determinations and to carry out supervisory and certain other functions relating to the valuation of Fund portfolio securities, pursuant to the Valuation Policy.
If a market price is not readily available or is deemed not to reflect market value for a portfolio security, the Investment Manager will determine the price based on a determination of the security's fair value pursuant to the Valuation Policy. In addition, the Investment Manager may use fair valuation techniques to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Investment Manager uses fair valuation to price equity securities, it may value those securities higher or lower than another fund or manager would. Also, fair valuation of Fund holdings may cause the Fund's performance to diverge to a greater degree from the performance of various benchmark indices used to compare the Fund's performance because indices generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Prospectus 2026
29

Variable Portfolio – Partners International Growth Fund
About Fund Shares and Transactions (continued)
Futures and options on futures are valued based upon the settlement price as determined by the principal exchange on which they are traded or, in the absence of a settlement price, at the mean of the closing bid and ask. Generally, over-the-counter derivatives, such as swaps and swaptions, are valued based on a price provided by an approved pricing service.
Shareholder Information
Each share class has its own cost structure and other features. Your product may not offer every share class. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the Fund and available under your product. Shares of the Fund are generally available for purchase only by participating insurance companies in connection with Contracts and Qualified Plan sponsors.
The Fund, the Distributor or the Transfer Agent may refuse any order to buy or transfer shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.
Shares of the Fund may not be purchased or sold directly by individual Contract owners or participants in a Qualified Plan. When you sell your shares through your Contract or Qualified Plan, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations, as described under Satisfying Fund Redemption Requests below.
Depending on the context, references to “you” or “your” herein refer either to the holder of a Contract, participant in a Qualified Plan or qualified institutional investor who may select Fund shares to fund his or her investment in the Contract or Qualified Plan or to the participating insurance company as the holder of Fund shares through one or more separate accounts or the Qualified Plan.
Satisfying Fund Redemption Requests
The Fund typically expects to send the redeeming participating insurance company or Qualified Plan sponsor payment for shares within two business days after your trade date. The Fund can suspend redemptions and/or delay payment of redemption proceeds for up to seven days. The Fund can also suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.
The Fund typically seeks to satisfy redemption requests from cash or cash equivalents held by the Fund, from the proceeds of orders to purchase Fund shares or from the proceeds of sales of Fund holdings effected in the normal course of managing the Fund. However, the Fund may have to sell Fund holdings, including in down markets, to meet heavier than usual redemption requests. For example, under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Fund’s investments, the Fund may be more likely to be forced to sell Fund holdings to meet redemptions than under normal market circumstances. In these situations, the Fund’s portfolio managers may have to sell Fund holdings that would not otherwise be sold because, among other reasons, the current price to be received is less than the value of the holdings perceived by the Fund’s portfolio managers. The Fund may also, under certain circumstances (but more likely under stressed or abnormal market conditions or circumstances), borrow money under a credit facility to which the Fund and certain other Columbia Funds are parties or from other Columbia Funds under an interfund lending program (except for closed-end funds and money market funds, which are not eligible to borrow under the program). The Fund and the other Columbia Funds are limited as to the amount that each may individually and collectively borrow under the credit facility and the interfund lending program. As a result, borrowings available to the Fund under the credit facility and the interfund lending program might be insufficient, alone or in combination with the other strategies described herein, to satisfy Fund redemption requests. Please see About Fund Investments – Borrowings – Interfund Lending in the SAI for more information about the credit facility and interfund lending program. The Fund is also limited in the total amount it may borrow. The Fund may only borrow to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any exemptive relief available to the Fund, which currently limit Fund borrowings to
30
Prospectus 2026

Variable Portfolio – Partners International Growth Fund
About Fund Shares and Transactions (continued)
33 1/3% of total assets (including any amounts borrowed) less liabilities (other than borrowings), plus an additional 5% of its total assets for temporary purposes (to be repaid within 60 days without extension or renewal), in each case determined at the time the borrowing is made.
In addition, the Fund reserves the right to honor redemption orders in whole or in part with in-kind distributions of Fund portfolio securities instead of cash if the Investment Manager, in its sole discretion, determines it to be in the best interest of the remaining shareholders. Such in-kind distributions typically represent a pro-rata portion of Fund portfolio assets subject to adjustments (e.g., for non-transferable securities, round lots and derivatives). In the event the Fund distributes portfolio securities in kind, shareholders may incur brokerage and other transaction costs associated with converting the portfolio securities into cash. Also, the portfolio securities may increase or decrease in value after they are distributed but before they are converted into cash. For U.S. federal income tax purposes, redemptions paid in securities are generally treated the same as redemptions paid in cash. If, during any 90-day period, you redeem shares in an amount greater than $250,000 or 1% of the Fund’s net assets (whichever is less), and if the Investment Manager determines it to be feasible and appropriate, the Fund may pay the redemption amount above such threshold by an in-kind distribution of Fund portfolio securities. Although shares of the Fund may not be purchased or sold by individual owners of Contracts or Qualified Plans, this policy applies indirectly to Contract and Qualified Plan owners.
Potential Conflicts of Interest – Mixed and Shared Funding
The Fund is available for purchase only through Contracts offered by participating insurance companies, Qualified Plans and other qualified institutional investors authorized by the Distributor. Due to differences in tax treatment and other considerations, the interests of various Contract owners, and the interests of Qualified Plan participants, if any, may conflict. The Fund does not foresee any disadvantages to investors arising from these potential conflicts of interest at this time. Nevertheless, the Board of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.
Order Processing
Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Qualified Plan sponsor are processed on business days. Orders received in “good form” by the Transfer Agent or a financial intermediary, including your participating insurance company or Qualified Plan sponsor, before the end of a business day are priced at the NAV per share of the Fund's applicable share class on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. An order is in “good form” if the Transfer Agent or your financial intermediary has all of the information and documentation it deems necessary to effect your order. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Qualified Plan. Any charges that apply to your Contract or Qualified Plan, and any charges that apply to separate accounts of participating insurance companies or Qualified Plans that may own shares directly, are described in your separate Contract prospectus or Qualified Plan disclosure documents.
You may transfer all or part of your investment in the Fund to one or more of the other investment options available under your Contract or Qualified Plan. You may provide instructions to sell any amount allocated to the Fund. Proceeds will be mailed within seven days after your surrender or withdrawal request is received in good form by an authorized agent. The amount you receive may be more or less than the amount you invested.
Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for more information about transfers as well as surrenders and withdrawals.
Prospectus 2026
31

Variable Portfolio – Partners International Growth Fund
About Fund Shares and Transactions (continued)
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Fund or certain of its service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Fund are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information; and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading. Investments in a Fund by institutional investors in connection with redemptions in-kind are exempt from the Excessive Trading Policies and Procedures because they generally do not raise market timing or excessive trading concerns. Further discussion about the Fund’s use of redemptions in-kind is available under Satisfying Fund Redemption Requests.
The Fund reserves the right to reject, without any prior notice, any purchase or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a purchase or transfer order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to purchase or transfer transactions communicated directly to the Transfer Agent and to those received by financial intermediaries.
Specific Buying and Transferring Limitations — If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including transfer buy orders, involving any Fund.
For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future purchase orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund reserves the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or transfer orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the
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Prospectus 2026

Variable Portfolio – Partners International Growth Fund
About Fund Shares and Transactions (continued)
omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients' transactions and accounts, and in these circumstances, the identities of the financial intermediary clients that beneficially own Fund shares are often not known to the Fund.
Some financial intermediaries apply their own restrictions or policies to their clients’ transactions and accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■
negative impact on the Fund's performance;
■
potential dilution of the value of the Fund's shares;
■
interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■
losses on the sale of investments resulting from the need to sell securities at less favorable prices; and
■
increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution, which may be exacerbated as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments do not work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded securities and other debt instruments that are rated below investment grade (commonly called “high-yield” or “junk” bonds), equity securities of small-capitalization companies, floating rate loans, or tax-exempt or other securities that may trade infrequently, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities as of the Fund's valuation time. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest only, or significantly, in highly liquid securities, in part because the Fund may have difficulty selling these particular investments at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by non-redeeming shareholders.
Excessive Trading Practices Policy of Columbia Variable Portfolio - Government Money Market Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Variable Portfolio - Government Money Market Fund shares. However, since frequent purchases and sales of Columbia Variable Portfolio - Government Money Market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing
Prospectus 2026
33

Variable Portfolio – Partners International Growth Fund
About Fund Shares and Transactions (continued)
costs (such as spreads paid to dealers who trade money market instruments with Columbia Variable Portfolio - Government Money Market Fund) and disrupting portfolio management strategies, Columbia Variable Portfolio - Government Money Market Fund reserves the right, but has no obligation, to reject any purchase or transfer transaction at any time. Columbia Variable Portfolio - Government Money Market Fund has no limits on purchase or transfer transactions. In addition, Columbia Variable Portfolio - Government Money Market Fund reserves the right to impose or modify restrictions on purchases, transfers or trading of Fund shares at any time.
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Prospectus 2026

Variable Portfolio – Partners International Growth Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■
It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■
A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is generally unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than its adjusted cost basis, and will generally realize a capital loss if it sells that investment for a lower price than its adjusted cost basis. Capital gains and losses are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term) or more than one year (long-term).
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money (or be exposed to additional losses, if the fund earns a negative return). Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal income or excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:
Declaration and Distribution Schedule
Declarations	Quarterly
Distributions	Quarterly
The Fund may declare or pay distributions of net investment income more frequently.
Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the NAV per share of the share class is reduced by the amount of the distribution.
The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions to be paid in cash.
Taxes and Your Investment
Taxation of the Fund: The Fund has elected and intends to qualify and to be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify and be eligible for treatment as a regulated investment company would result in fund-level taxation, and consequently, a reduction in income available for distribution to you.
Taxation of Fund Shares: Shares of the Fund are only offered to separate accounts of participating insurance companies, Qualified Plans, and certain other eligible persons or plans permitted to hold shares of the Fund pursuant to the applicable U.S. Treasury Regulations without impairing the ability of participating insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended. Each participating insurance company, including each participating insurance company that is an affiliate of the Investment Manager, includes in its taxable income any net investment income derived from the investment of assets held in its separate accounts because the insurance company is considered the owner of these assets under federal income tax law. The insurance company may claim certain tax benefits associated with this investment
Prospectus 2026
35

Variable Portfolio – Partners International Growth Fund
Distributions and Taxes (continued)
income. These benefits, which may include foreign tax credits (which can reduce the insurance company’s U.S. taxes on foreign source income) and the corporate dividends-received deduction (which is a tax deduction for the insurance company attributable to certain dividends received from the Fund), are not passed on to Contract owners since the affiliated insurance company is the owner of the assets under federal tax law and is taxed on the investment income generated by the assets.
Taxation of Variable Annuity Contracts and Variable Life Insurance Policies: Your Contract may qualify for favorable tax treatment. Please refer to your Contract prospectus for more information about the tax implications of your investment in the Contract. As long as your Contract continues to qualify for such favorable tax treatment, you will not be taxed currently on your investment in the Fund through such Contract, even if the Fund makes distributions to the separate account and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the separate accounts of participating insurance companies, which maintain and invest net proceeds from Contracts, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a Contract will be “adequately diversified.” If the Fund does not meet such requirements because its investments are not adequately diversified, your Contract could lose its favorable tax treatment, and income and gain allocable to your Contract could be taxable currently to you. This could also occur if Contract holders are found to have an impermissible level of control over the investments underlying their Contracts. You should consult with the participating insurance company that issued your Contract, plan sponsor, or other eligible investor through which your investment in the Fund is made regarding the U.S. federal income taxation of your investment.
 FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your indirect investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account other than a Contract, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
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Prospectus 2026

Variable Portfolio – Partners International Growth Fund
Financial Highlights
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total return for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Form N-CSR, which is available upon request.
Prospectus 2026
37

Variable Portfolio – Partners International Growth Fund
Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Year Ended 12/31/2025	$11.28	0.11(c)	1.88	1.99	(0.09)	(0.10)	(0.19)
Year Ended 12/31/2024	$11.49	0.09(c)	(0.22)	(0.13)	(0.08)	—	(0.08)
Year Ended 12/31/2023	$10.06	0.09(c)	1.39	1.48	(0.05)	—	(0.05)
Year Ended 12/31/2022	$14.64	0.07(e)	(4.00)	(3.93)	—	(0.65)	(0.65)
Year Ended 12/31/2021	$13.86	0.01	1.44	1.45	(0.01)	(0.66)	(0.67)
Class 2
Year Ended 12/31/2025	$11.14	0.08(c)	1.86	1.94	(0.06)	(0.10)	(0.16)
Year Ended 12/31/2024	$11.35	0.06(c)	(0.22)	(0.16)	(0.05)	—	(0.05)
Year Ended 12/31/2023	$9.94	0.06(c)	1.38	1.44	(0.03)	—	(0.03)
Year Ended 12/31/2022	$14.51	0.04(e)	(3.96)	(3.92)	—	(0.65)	(0.65)
Year Ended 12/31/2021	$13.77	(0.03)	1.43	1.40	—	(0.66)	(0.66)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Includes income resulting from European Union tax reclaims, net of an IRS closing agreement for European Union tax reclaims, if applicable. The effect of these amounted to:

Class	Net Investment income per share ($)	Net Investment income ratio (%)
Year Ended 12/31/2025
Class 1	less than 0.01	0.01
Class 2	less than 0.01	0.01
Year Ended 12/31/2024
Class 1	0.01	0.06
Class 2	0.01	0.06
Year Ended 12/31/2023
Class 1	0.01	0.06
Class 2	0.01	0.06

(d)	Ratios include interfund lending expense which is less than 0.01%.
(e)	Net investment income per share includes European Union tax reclaims. The effect of these reclaims amounted to $0.01 per share.
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Prospectus 2026

Variable Portfolio – Partners International Growth Fund
Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000's)
Class 1
Year Ended 12/31/2025	$13.08	17.77%	0.91%(d)	0.82%(d)	0.90%(c)	69%	$1,320,339
Year Ended 12/31/2024	$11.28	(1.17%)	0.91%(d)	0.85%(d)	0.77%(c)	50%	$1,250,830
Year Ended 12/31/2023	$11.49	14.77%	0.91%(d)	0.85%(d)	0.79%(c)	37%	$1,352,909
Year Ended 12/31/2022	$10.06	(26.69%)	0.91%	0.87%	0.64%	35%	$1,145,609
Year Ended 12/31/2021	$14.64	10.63%	0.90%	0.88%	0.06%	26%	$1,510,036
Class 2
Year Ended 12/31/2025	$12.92	17.50%	1.16%(d)	1.07%(d)	0.64%(c)	69%	$43,021
Year Ended 12/31/2024	$11.14	(1.41%)	1.16%(d)	1.10%(d)	0.52%(c)	50%	$40,157
Year Ended 12/31/2023	$11.35	14.45%	1.16%(d)	1.10%(d)	0.55%(c)	37%	$42,678
Year Ended 12/31/2022	$9.94	(26.87%)	1.16%	1.12%	0.41%	35%	$39,292
Year Ended 12/31/2021	$14.51	10.33%	1.15%	1.13%	(0.21%)	26%	$54,022

Prospectus 2026
39

Variable Portfolio – Partners International Growth Fund

For More Information
The Fund is generally available only to owners of Contracts issued by participating insurance companies and participants in Qualified Plans. Please refer to your Contract prospectus or Qualified Plan disclosure documents for information about how to buy, sell and transfer shares of the Fund.
Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders and in Form N-CSR. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In the Fund’s Form N-CSR, you will find the Fund’s annual and semiannual financial statements. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail: Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
By Telephone: 800.345.6611
Online: columbiathreadneedleus.com
Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
The investment company registration number of Columbia Funds Variable Series Trust II, of which the Fund is a series, is 811-22127.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.
The Fund is distributed by Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2026 Columbia Threadneedle. All rights reserved.
PRO7055_12_E01_(05/26)

Variable Portfolio – Partners International Value Fund
Prospectus
May 1, 2026

The Fund may offer Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). There are no exchange ticker symbols associated with shares of the Fund.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable Portfolio – Partners International Value Fund

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Prospectus 2026

Variable Portfolio – Partners International Value Fund
Summary of the Fund
Investment Objective
Variable Portfolio – Partners International Value Fund (the Fund) seeks to provide shareholders with long-term capital growth.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2
Management fees	0.82%	0.82%
Distribution and/or service (12b-1) fees	0.00%	0.25%
Other expenses	0.03%	0.03%
Total annual Fund operating expenses(a)	0.85%	1.10%
Less: Fee waivers and/or expense reimbursements(b)	(0.05%)	(0.05%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.80%	1.05%
(a)
“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(b)
Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through April 30, 2027, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.80% for Class 1 and 1.05% for Class 2. Any differences in these annual rates relative to the annual rates noted in the last row of the above table (e.g., net expense ratios) are due to applicable exclusions under the agreement.
 Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■
you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■
your investment has a 5% return each year, and
■
the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
	1 year	3 years	5 years	10 years
Class 1 (whether or not shares are redeemed)	$82	$266	$466	$1,044
Class 2 (whether or not shares are redeemed)	$107	$345	$601	$1,336
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3

Variable Portfolio – Partners International Value Fund
Summary of the Fund (continued)
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in equity securities of large non-U.S. companies associated with developed markets that the Fund’s portfolio managers determine to be value stocks at the time of purchase. These equity securities generally include common stock, preferred stock and depositary receipts. The Fund may also invest in exchange-traded funds (ETFs). The Fund may invest in the securities of issuers of any size, including small-, mid- and large-capitalization companies. The Fund may at times emphasize one or more sectors in selecting its investments, including the financials sector. Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value” companies. The Fund considers “value” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of value companies, or that have a higher book-to-price (B/P) ratio than the median ranked stock within the company’s GICS sector, have a higher EBITDA/EV (earnings before interest, taxes, depreciation and amortization-to-enterprise value) or have a lower price-to-earnings ratio than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify value companies is the MSCI ACWI ex USA Value Index, although the Fund may change the referenced index without prior notice. The Fund may also invest up to 20% of its net assets in securities of companies in emerging market countries.
Under normal circumstances, the Fund intends to invest at least 40% of its assets in companies in three or more non-U.S. developed market countries. From time to time, the Fund may focus its investments in certain countries or geographic areas, including the Asia Pacific region and Europe.
Investments for the Fund will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Fund’s portfolio pay dividends. It is anticipated, therefore, that the Fund will receive dividend income.
Multiple subadvisers provide the day-to-day management of the Fund’s portfolio.
Principal Risks
An investment in the Fund involves risks, including Market Risk, Foreign Securities Risk, Value Securities Risk, and Multi-Adviser Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts and/or Global Depositary Receipts. Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, which may be related to the particular political, regulatory, economic, social and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country and
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Prospectus 2026

Variable Portfolio – Partners International Value Fund
Summary of the Fund (continued)
fluctuations in such country’s currency, as well as market risk tied to the underlying foreign company. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical domestic company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that a depositary receipt will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile, and may be more susceptible to market manipulation, than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries, and some have a higher risk of currency devaluations. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.
Equity Securities Risk. Equity securities may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.
Exchange-Traded Fund (ETF) Risk. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses, and indirectly the ETF’s expenses, incurred through the Fund’s ownership of the ETF. Because the expenses and costs of an underlying ETF are shared by its investors, redemptions by other investors in the ETF could result in decreased economies of scale and increased operating expenses for such ETF. The ETFs may not achieve their investment objective. The Fund, through its investment in ETFs, may not achieve its investment objective.
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. Investing in securities of foreign companies subjects the Fund to the risks associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, including risks related to political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
Geographic Focus Risk. The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
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Variable Portfolio – Partners International Value Fund
Summary of the Fund (continued)
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Asia Pacific Region. Many of the countries in the Asia Pacific region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
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Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. In addition, significant private or public debt problems in a single European Union (EU) country can pose economic risks to the EU as a whole. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Any uncertainty caused by the departure of the United Kingdom (UK) from the EU, which occurred in January 2020, could have negative impacts on the UK and the EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in Europe, which could adversely affect the value of your investment in the Fund.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.
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Small- and Mid-Cap Stock Risk. Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
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Large-Cap Stock Risk. Investments in larger companies may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.
Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Judgment plays a larger role in valuing illiquid or less liquid investments as
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Variable Portfolio – Partners International Value Fund
Summary of the Fund (continued)
compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market. Foreign securities can present enhanced liquidity risks, including as a result of less developed custody, settlement or other practices of foreign markets.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Multi-Adviser Risk. The Fund has multiple advisory firms that each manage a portion of the Fund’s net assets on a daily basis. Each adviser makes investment decisions independently from the other adviser(s). It is possible that the security selection process of one adviser will not complement or may conflict or even contradict that of the other adviser(s), including making off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single adviser, which could adversely affect the Fund's performance.
Preferred Stock Risk. Preferred stock is a type of stock that may pay dividends at a different rate than common stock of the same issuer, if at all, and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (the risk of losses attributable to changes in interest rates).
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors, including the financials sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in that group of industries or economic sector.
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Financials Sector. The Fund is vulnerable to the particular risks that may affect companies in the financials sector. Companies in the financials sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financials sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and the interest rates and fees they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
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Variable Portfolio – Partners International Value Fund
Summary of the Fund (continued)
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the perceived value assessment of that security as determined by the portfolio managers, or may decline in price, even though the securities are already believed to be undervalued by the portfolio managers. There is also a risk that it may take longer than expected for the value of these investments to rise to the perceived value as determined by the portfolio managers. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance, as well as another measure of performance for markets in which the Fund may invest.
Except for differences in annual returns resulting from differences in expenses (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.
The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadvisers and strategies had been in place for the prior periods, results shown may have been different.
The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.
Year by Year Total Return (%) as of December 31 Each Year	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	4th Quarter 2022	20.30%
	Worst	1st Quarter 2020	-31.62%
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Variable Portfolio – Partners International Value Fund
Summary of the Fund (continued)
 Average Annual Total Returns (for periods ended December 31, 2025)

	Share Class Inception Date	1 Year	5 Years	10 Years
Class 1	05/07/2010	35.15%	10.39%	7.24%
Class 2	05/07/2010	34.84%	10.14%	6.97%
MSCI EAFE Value Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		42.25%	13.36%	8.69%
MSCI EAFE Index (Net) (reflects reinvested dividends net of withholding taxes but reflects no deductions for fees, expenses or other taxes)		31.22%	8.92%	8.18%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC
Subadviser: Pzena Investment Management, LLC (Pzena)
Portfolio Management	Title	Role with Fund	Managed Fund Since
John Goetz	Managing Principal, Co-Chief Investment Officer and Portfolio Manager of Pzena	Co-Portfolio Manager	2021
Caroline Cai, CFA	Managing Principal, Chief Executive Officer and Portfolio Manager of Pzena	Co-Portfolio Manager	2021
Allison Fisch	Managing Principal, President and Portfolio Manager of Pzena	Co-Portfolio Manager	2021
Rakesh Bordia	Principal and Portfolio Manager of Pzena	Co-Portfolio Manager	2023
Subadviser: Thompson, Siegel & Walmsley LLC (TSW)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Brandon Harrell, CFA	Portfolio Manager of TSW	Co-Portfolio Manager	2020
Stedman Oakey, CFA	Portfolio Manager of TSW	Co-Portfolio Manager	July 2025
Purchase and Sale of Fund Shares
The Fund is available for purchase through Contracts offered by the separate accounts of participating insurance companies or Qualified Plans or by other eligible investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). Shares of the Fund may not be purchased or sold by individual owners of Contracts or Qualified Plans. If you are a Contract holder or Qualified Plan participant, please refer to your separate Contract prospectus or Qualified Plan disclosure documents for information about minimum investment requirements and how to purchase and redeem shares of the Fund on days the Fund is open for business.
Tax Information
The Fund normally distributes its net investment income and net realized capital gains, if any, to its shareholders, which are generally the participating insurance companies and Qualified Plans investing in the Fund through separate accounts. These distributions may not be taxable to you as the holder of a Contract or a participant in a Qualified Plan. Please consult the prospectus or other information provided to you by your participating insurance company and/or Qualified Plan regarding the U.S. federal income taxation of your contract, policy and/or plan.
Payments to Broker-Dealers and Other Financial Intermediaries
If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the
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Variable Portfolio – Partners International Value Fund
Summary of the Fund (continued)
participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial advisor or salesperson or visit your financial intermediary’s website for more information.
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Variable Portfolio – Partners International Value Fund
More Information About the Fund
Investment Objective
Variable Portfolio – Partners International Value Fund (the Fund) seeks to provide shareholders with long-term capital growth. The Fund’s investment objective is not a fundamental policy and may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change. Because any investment involves risk, there is no assurance the Fund’s investment objective will be achieved.
Principal Investment Strategies
The Fund invests primarily in equity securities of large non-U.S. companies associated with developed markets that the Fund’s portfolio managers determine to be value stocks at the time of purchase. These equity securities generally include common stock, preferred stock and depositary receipts. The Fund may also invest in exchange-traded funds (ETFs). The Fund may invest in the securities of issuers of any size, including small-, mid- and large-capitalization companies. The Fund may at times emphasize one or more sectors in selecting its investments, including the financials sector. Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value” companies. The Fund considers “value” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of value companies, or that have a higher book-to-price (B/P) ratio than the median ranked stock within the company’s GICS sector, have a higher EBITDA/EV (earnings before interest, taxes, depreciation and amortization-to-enterprise value) or have a lower price-to-earnings ratio than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify value companies is the MSCI ACWI ex USA Value Index, although the Fund may change the referenced index without prior notice. The Fund may also invest up to 20% of its net assets in securities of companies in emerging market countries.
Under normal circumstances, the Fund intends to invest at least 40% of its assets in companies in three or more non-U.S. developed market countries. From time to time, the Fund may focus its investments in certain countries or geographic areas, including the Asia Pacific region and Europe.
Investments for the Fund will not be based upon an issuer’s dividend payment policy or record. However, many of the companies whose securities will be included in the Fund’s portfolio pay dividends. It is anticipated, therefore, that the Fund will receive dividend income.
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager to the Fund and is responsible for the oversight of, including the establishment of risk management parameters for, the Fund’s subadvisers: Pzena Investment Management, LLC (Pzena) and Thompson, Siegel & Walmsley LLC (TSW) (Pzena and TSW, each a Subadviser and collectively, the Subadvisers). The Subadvisers provide day-to-day portfolio management to the Fund. The Investment Manager, subject to the oversight of the Fund’s Board of Trustees, decides the proportion of the Fund’s assets to be managed by each Subadviser, and may change these proportions at any time. Each Subadviser acts independently of any other Subadviser and uses its own methodology for selecting investments. Each Subadviser employs an active investment strategy.
Pzena
In managing its portion of the Fund’s portfolio, Pzena looks to invest in companies from a universe generally consisting of the 1,500 largest non-U.S. companies that it believes are undervalued based on its comparison of current price to an estimated normal level of earnings. Pzena utilizes a research-driven, bottom-up security selection process based on fundamental research, with relative sizing based on valuation, risk and diversification. Pzena seeks to invest in stocks that it believes are priced at a substantial discount to their intrinsic value, but have solid long-term prospects. In evaluating an investment for the Fund, Pzena focuses on the company’s underlying financial condition and business prospects, considering estimated earnings, economic conditions, degree of competitive or pricing pressures, the potential impacts of material environmental, social and governance (ESG) factors, and the experience and competence of management, among other factors.
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Variable Portfolio – Partners International Value Fund
More Information About the Fund (continued)
In Pzena’s opinion, normal earnings provide a more accurate measure for evaluating a company’s performance by smoothing out extreme high and low periods of performance; therefore, this is the measure on which Pzena focuses. Securities considered for investment typically include companies undergoing temporary stress in the present business environment, but that have, in Pzena’s judgement, a management plan or other mechanism for restoring earnings to a normal level. Furthermore, Pzena seeks companies where they believe they can reasonably judge the range of potential business outcomes to be narrow. These are companies where they believe much of the downside risk is already factored into the stock’s price, and where there is a positive slant to those potential outcomes should the company fail to resolve its issues, such as strong balance sheets and the ability to generate cash flow during a slowdown, along with reasonable upside if it does. Pzena employs a classic value investment approach for the Fund (i.e., constructing a portfolio of securities that are undervalued relative to their long-term earnings power).
Pzena’s sell discipline is guided by the same ranking system with which Pzena originally screens the investment universe. Pzena typically sells a security when it reaches the midpoint of its proprietary screening model which Pzena judges to be “fair value;” however, Pzena may hold a security beyond this point in order to maintain a desired level of diversification. Pzena also may sell a security to take advantage of what it believes are more attractive opportunities, when there is a change in company fundamentals or to raise cash.
TSW
TSW employs a relative value process utilizing a combination of quantitative and qualitative methods based on a four-factor valuation screen. The initial universe consists of approximately 3,000 actively traded non-U.S. stocks. Parts one and two of the screen attempt to assess a company’s attractiveness based on cash flows relative to other international stocks and as compared to their industry or sector peers. The third factor considers the relative earnings prospects of the company. The fourth factor involves looking at the company’s recent price action. From the model, approximately 300 stocks are identified for further research. These are the stocks that rank the highest on the basis of these four factors combined. TSW generally limits its investment universe to those companies with a minimum of three years of operating history.
TSW’s analysts also perform thorough fundamental analysis, exploring numerous factors that may affect the outlook for a company. They evaluate publicly available information including sell-side research, company filings, and trade periodicals. The analysts may speak with company management to hear their perspectives and outlook on pertinent business issues. They apply a consistent and disciplined review in a team environment that encourages critical thinking and analysis for each company considered for investment. A portfolio of stocks is selected as a result of this process.
Established positions in TSW’s portion of the Fund are ranked daily and reviewed regularly in the same manner to re-examine their fundamental and valuation characteristics. TSW’s portfolio management team meets periodically to discuss each stock’s place in the Fund. TSW employs a consistent sell decision process which includes a significant negative earnings revision, a stock being sold when the catalyst is no longer valid or another stock presents a more attractive opportunity.
The Fund’s investment policy with respect to 80% of its net assets may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change.
Principal Risks
An investment in the Fund involves risks, including Market Risk, Foreign Securities Risk, Value Securities Risk, and Multi-Adviser Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
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Variable Portfolio – Partners International Value Fund
More Information About the Fund (continued)
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts and/or Global Depositary Receipts. Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, which may be related to the particular political, regulatory, economic, social and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country and fluctuations in such country’s currency, as well as market risk tied to the underlying foreign company. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical domestic company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that a depositary receipt will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile, and may be more susceptible to market manipulation, than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates and may have hostile relations with other countries. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities.
Equity Securities Risk. Investments in equity securities represent ownership in a company that fluctuates in value with changes in the company’s financial condition. Equity markets may experience significant volatility at times and may fall sharply in response to adverse events. Certain segments of the equity market may react differently than other segments and U.S. markets may react differently than foreign markets. Individual equity prices also may experience dramatic movements in price. Price movements may result from factors affecting individual companies, sectors, or industries selected for the Fund’s portfolio or the securities market as a whole, including periods of slower growth or recessionary economic conditions, future expectations of poor economic conditions, changes in political or social conditions, and lack of investor confidence. In addition, individual equity interests may be adversely affected by factors such as reduced sales, increased costs, or a negative outlook for the future performance of the company. As compared with preferred stock and debt, common stock generally involves greater risk and has lower priority when liquidation, bankruptcy, and dividend payments are made. Preferred stock may be subordinated to bonds or other debt instruments in a company’s capital structure and is typically less liquid than common stock.
Exchange-Traded Fund (ETF) Risk. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. An ETF’s share price may not track its specified market index (if any) and may trade below its NAV. Certain ETFs use a “passive” investment strategy and
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Variable Portfolio – Partners International Value Fund
More Information About the Fund (continued)
do not take defensive positions in volatile or declining markets. Other ETFs in which the Fund may invest are actively managed ETFs (i.e., they do not track a particular benchmark), which indirectly subjects the Fund to active management risk. An active secondary market in ETF shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance that an ETF’s shares will continue to be listed on an active exchange. In addition, the Fund’s shareholders bear both their proportionate share of the Fund’s expenses and, indirectly, the ETF’s expenses, incurred through the Fund’s ownership of the ETF. Because the expenses and costs of an underlying ETF are shared by its investors, redemptions by other investors in the ETF could result in decreased economies of scale and increased operating expenses for such ETF. These transactions might also result in higher brokerage, tax or other costs for the ETF. This risk may be particularly important when one investor owns a substantial portion of the ETF. There is a risk that ETFs in which the Fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. In addition, certain ETFs may be dependent upon licenses to use various indexes as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. An ETF may also terminate if its net assets fall below a certain amount.
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities may also be less liquid, making them more difficult to trade, than securities of U.S. companies so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. In some cases, such withholding or other taxes could potentially be confiscatory. Other risks include: possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about foreign companies; the impact of economic, political, social, diplomatic or other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics), possible seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. In addition, as a result of economic sanctions, the Fund may be forced to sell or otherwise dispose of investments at inopportune times or prices, which could result in losses to the Fund and increased transaction costs. These conditions may be in place for a substantial period of time and enacted with limited advance notice to the Fund. The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets. Additionally, investments in certain countries may subject the Fund to a number of tax rules, the application of which may be uncertain. Countries may amend or revise their existing tax laws, regulations and/or procedures in the future, possibly with retroactive effect. Changes in or uncertainties regarding the laws, regulations or procedures of a country could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies located in such countries in which the Fund invests, or result in unexpected tax liabilities for the Fund. The performance of the Fund may also be negatively affected by fluctuations
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More Information About the Fund (continued)
in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency exchange controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Geographic Focus Risk. The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
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Asia Pacific Region. A number of countries in the Asia Pacific region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact that country, other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified in a region with more developed countries and economies. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Continued growth of economies and securities markets in the region will require sustained economic and fiscal discipline, as well as continued commitment to governmental and regulatory reforms. Development also may be influenced by international economic conditions, including those in the United States and Japan, and by world demand for goods or natural resources produced in countries in the Asia Pacific region. Securities markets in the region are generally smaller and have a lower trading volume than those in the United States, which may result in the securities of some companies in the region being less liquid than U.S. or other foreign securities. Some currencies, inflation rates or interest rates in the Asia Pacific region are or can be volatile, and some countries in the region may restrict the flow of money in and out of the country. The risks described under “Emerging Market Securities Risk” and “Foreign Securities Risk” may be more pronounced due to the Fund’s focus on investments in the region.
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Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. Most developed countries in Western Europe are members of the EU, and many are also members of the European Economic and Monetary Union (EMU). European countries can be significantly affected by the tight fiscal and monetary controls that the EMU imposes on its members and with which candidates for EMU membership are required to comply. In addition, significant private or public debt problems in a single EU country can pose economic risks to the EU as a whole. Unemployment in Europe has historically been higher than in the United States and public deficits are an ongoing concern in many European countries. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Any uncertainty caused by the departure of the UK from the EU, which occurred in January 2020, could have negative impacts on the UK and EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in the UK, Europe and globally, which could adversely affect the value of your investment in the Fund. Any attempt by the Fund to hedge against or otherwise protect its portfolio or to profit from such circumstances may fail and, accordingly, an investment in the Fund could lose money over short or long periods.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures,
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More Information About the Fund (continued)
breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.
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Small- and Mid-Cap Stock Risk. Securities of small- and mid-cap companies can, in certain circumstances, have a higher potential for gains than securities of larger companies but are more likely to have more risk than larger companies. For example, small- and mid-cap companies may be more vulnerable to market downturns and adverse business or economic events than larger companies because they may have more limited financial resources and business operations. Small- and mid-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller and generally less experienced management teams. Securities of small- and mid-cap companies may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. When the Fund takes significant positions in small- and mid-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in Fund investment losses that would affect the value of your investment in the Fund. In addition, some small- and mid-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.
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Large-Cap Stock Risk. Investments in larger companies may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.
Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment, which means that when seeking to sell its portfolio investments, the Fund could find that selling is more difficult than anticipated, especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other liquid or more liquid investments that it might otherwise prefer to hold (thereby increasing the proportion of the Fund’s investments in less liquid or illiquid securities), or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market. Foreign securities can present enhanced liquidity risks, including as a result of less developed custody, settlement or other practices of foreign markets.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such
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More Information About the Fund (continued)
risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. In addition, the Iranian conflict that commenced in February 2026 may result in similar, and potentially more severe, disruptions. Escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Multi-Adviser Risk. The Fund has multiple advisory firms that each manage a portion of the Fund’s net assets on a daily basis. Each adviser makes investment decisions independently from the other adviser(s). It is possible that the security selection process of one adviser will not complement or may conflict or even contradict that of the other adviser(s), including making off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single adviser, which could adversely affect the Fund's performance.
Preferred Stock Risk. Preferred stock is a type of stock that may pay dividends at a different rate than common stock of the same issuer, if at all, and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (the risk of losses attributable to changes in interest rates).
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors, including the financials sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in that group of industries or economic sector.
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Financials Sector. The Fund is vulnerable to the particular risks that may affect companies in the financials sector. Companies in the financials sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financials sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and the interest rates and fees they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
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More Information About the Fund (continued)
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the perceived value assessment of that security as determined by the portfolio managers, or may decline in price, even though the securities are already believed to be undervalued by the portfolio managers. There is also a risk that it may take longer than expected for the value of these investments to rise to the perceived value as determined by the portfolio managers. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus or as otherwise required by the Investment Company Act of 1940, as amended (the 1940 Act), the rules and regulations thereunder and any applicable exemptive relief, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
Holding Other Kinds of Investments
The Fund may hold other investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s Form N-CSR or by visiting columbiathreadneedleus.com.
Transactions in Derivatives
The Fund may enter into derivative transactions or otherwise have exposure to derivative transactions through underlying investments. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the Secured Overnight Financing Rate (commonly known as SOFR)) or market indices (such as the Standard & Poor’s 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. The U.S. government and the European Union (and some other jurisdictions) have enacted regulations and similar requirements that prescribe clearing, margin, reporting and registration requirements for participants in the derivatives market. These requirements are evolving and their ultimate impact on the Fund remains unclear, but such impact could include restricting and/or imposing
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More Information About the Fund (continued)
significant costs or other burdens upon the Fund’s participation in derivatives transactions. Additionally, regulations governing the use of derivatives by registered investment companies, such as the Fund, require, among other things, that a fund that invests in derivative instruments beyond a specified limited amount apply a value-at-risk-based limit to its portfolio and establish a comprehensive derivatives risk management program. As of the date of this prospectus, the Fund is not required to maintain a comprehensive derivatives risk management program given its more limited use of derivatives. For more information on the risks of derivative investments and strategies, see the SAI.
Affiliated Fund Investing
The Investment Manager or an affiliate serves as investment adviser to funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds”, and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds, which may include the Fund (collectively referred to in this section as Underlying Funds), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares. Although the Investment Manager or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when the Investment Manager or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. In order to meet such redemptions, an Underlying Fund may be forced to sell its liquid (or more liquid) positions, leaving the Underlying Fund holding, post-redemption, a relatively larger position in illiquid investments (i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment) or less liquid securities. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager or its affiliate also has a conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
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Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as forward contracts, futures contracts, options, structured investments and swaps, for various purposes, including among others, investing in particular derivatives in seeking to reduce investment exposures, or in seeking to achieve indirect investment exposures, to a sector, country, region or currency where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund's website (columbiathreadneedleus.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the Fund's website may not always be current.
 FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmark(s), and accordingly the Fund's holdings may diverge from those of its benchmark(s). In addition, the Fund may invest in securities outside any industry and geographic sectors represented in its benchmark(s). The Fund's weightings in individual securities, and in industry or geographic sectors, may also vary considerably from those of its benchmark(s).
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
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Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year, may vary by share class and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios reflect the Fund’s fee arrangements as of the date of this prospectus and, unless indicated otherwise, are based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but unless indicated otherwise in the Annual Fund Operating Expenses table, no adjustments have been or will be made to the expense ratios to reflect any differences in the Fund’s average net assets between the most recently completed fiscal year and the date of this prospectus or a later date. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
 FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are allocated on a pro rata basis across all share classes. These fees include certain sub-transfer agency and shareholder servicing fees. For more information on these fees, see About Fund Shares and Transactions — Financial Intermediary Compensation.
Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through April 30, 2027, unless sooner terminated at the sole discretion of the Fund's Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:
Variable Portfolio - Partners International Value Fund
Class 1	0.80%
Class 2	1.05%
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Fund’s returns might have been lower.
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Primary Service Provider Contracts
The Fund enters into contractual arrangements (Service Provider Contracts) with various service providers, including, among others, the Investment Manager, the Distributor, Columbia Management Investment Services Corp. (the Transfer Agent) and the Fund’s custodian. The Fund’s Service Provider Contracts are solely among the parties thereto. Shareholders are not parties to, or intended to be third-party beneficiaries of, any Service Provider Contracts. Further, this prospectus, the SAI and any Service Provider Contracts are not intended to give rise to any agreement, duty, special relationship or other obligation between the Fund and any investor, or give rise to any contractual, tort or other rights in any individual shareholder, group of shareholders or other person, including any right to assert a fiduciary or other duty, enforce the Service Provider Contracts against the parties or to seek any remedy thereunder, either directly or on behalf of the Fund. Nothing in the previous sentence should be read to suggest any waiver of any rights under federal or state securities laws.
The Investment Manager, the Distributor, and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 290 Congress Street, Boston, MA 02210 and serves as investment adviser and administrator to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, debt instruments and money market instruments. In addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund. The Investment Manager is responsible for the investment management of the Fund, but has delegated certain of its duties, including day-to-day portfolio management of all or a portion of the Fund’s assets to one or more investment subadvisers that determine what securities and other investments the Fund should buy or sell. The Investment Manager is also responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s other service providers and the provision of related clerical and administrative services.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint unaffiliated subadvisers by entering into subadvisory agreements with them, and to change in material respects the terms of those subadvisory agreements, including the fees paid thereunder, for the Fund without first obtaining shareholder approval, thereby avoiding the expense and delays typically associated with obtaining shareholder approval. The Fund furnishes shareholders with information about new subadvisers retained in reliance on the order within 90 days after hiring the subadviser. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager discloses to the Board the nature of any such material relationships. The SEC has issued a separate order that permits the Board to approve new subadvisory agreements or material changes to existing subadvisory agreements at a meeting that is not in person, provided that the Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting and other conditions of the order are satisfied.
The Fund pays the Investment Manager a fee for its management services, which include investment advisory services and administrative services. The fee is calculated as a percentage of the daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, management services fees paid to the Investment Manager by the Fund amounted to 0.82% of average daily net assets of the Fund, before any applicable reimbursements.
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Variable Portfolio – Partners International Value Fund
More Information About the Fund (continued)
A discussion regarding the basis for the Board’s approval of the renewal of the Fund's management agreement is available in the Fund’s Form N-CSR for the fiscal period ended June 30, 2025.
The Investment Manager has, with the approval of the Board, engaged an investment subadviser(s) to make the day-to-day investment decisions for the Fund. The Investment Manager pays the subadviser(s) for investment advisory services and retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Investment Manager may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser. A discussion regarding the basis for the Board’s approval of the renewal of the investment subadvisory agreements with Pzena and TSW is available in the Fund’s Form N-CSR for the fiscal period ended June 30, 2025.
The date the Subadvisers began serving the Fund is set forth under Subadvisers below. Any performance of the Fund prior to the date the Subadvisers began serving was achieved by one or more different subadvisers. Similarly, the portfolio turnover rate for periods prior to the Subadvisers’ management of the Fund was the result of management by one or more different subadvisers. A change in subadvisers may result in increased portfolio turnover.
Subadvisers
Pzena, which has served as Subadviser to the Fund since May 2021, is located at 320 Park Avenue, 8th Floor, New York, NY 10022. Pzena, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information, under a subadvisory agreement with Columbia Management. Pzena, a registered investment adviser founded in 1995, is a value-oriented investment management firm that manages investment portfolios for endowments, foundations, state and municipal government entities, partnerships, corporations, investment companies, public funds, pension trusts, profit-sharing plans, high net worth individuals, and pooled funds located in the United States and in select foreign jurisdictions.
TSW, which has served as Subadviser to the Fund since May 2020, is located at 6641 West Broad Street, Suite 600, Richmond, VA 23230. TSW, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information, under a subadvisory agreement with Columbia Management. TSW has been a registered investment adviser since 1970 and provides value-oriented investment advisory and management services in the areas of domestic equity, international equity, long/short equity and fixed income securities through a range of market capitalization strategies and a variety of investment vehicles to corporations, pensions and profit-sharing plans, 401(k) and thrift plans, trusts, estates and other institutions and individuals.
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.
Subadviser: Pzena Investment Management, LLC (Pzena)
Portfolio Management	Title	Role with Fund	Managed Fund Since
John Goetz	Managing Principal, Co-Chief Investment Officer and Portfolio Manager of Pzena	Co-Portfolio Manager	2021
Caroline Cai, CFA	Managing Principal, Chief Executive Officer and Portfolio Manager of Pzena	Co-Portfolio Manager	2021
Allison Fisch	Managing Principal, President and Portfolio Manager of Pzena	Co-Portfolio Manager	2021
Rakesh Bordia	Principal and Portfolio Manager of Pzena	Co-Portfolio Manager	2023
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Variable Portfolio – Partners International Value Fund
More Information About the Fund (continued)
Mr. Goetz joined Pzena in 1996. He began his investment career in 1979 and earned a B.A. in Mathematics and Economics from Wheaton College and an M.B.A. from the Kellogg School of Management at Northwestern University.
Ms. Cai joined Pzena in 2004. She began her investment career in 1996 and earned a B.A. in Mathematics and Economics from Bryn Mawr College.
Ms. Fisch joined Pzena in 2001. She began her investment career in 1999 and earned a B.A. in Psychology from Dartmouth College.
Mr. Bordia joined Pzena in 2007. He began his investment career in 1995 and earned a Bachelor of Technology in Computer Science and Engineering from the Indian Institute of Technology and an M.B.A. from the Indian Institute of Management.
Subadviser: Thompson, Siegel & Walmsley LLC (TSW)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Brandon Harrell, CFA	Portfolio Manager of TSW	Co-Portfolio Manager	2020
Stedman Oakey, CFA	Portfolio Manager of TSW	Co-Portfolio Manager	July 2025
Mr. Harrell joined TSW in 1996. Mr. Harrell began his investment career in 1987 and earned a B.A. from Wake Forest University and an M.B.A. from George Mason University.
Mr. Oakey joined TSW in 2005. Mr. Oakey began his investment career in 2000 and earned a B.A. from the University of Notre Dame.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 290 Congress Street, Boston, MA 02210. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 290 Congress Street, Boston, MA 02210, and its responsibilities include processing purchases, redemptions and transfers of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Transfer Agent has engaged SS&C GIDS, Inc. to provide various sub-transfer agency services. The Fund pays a service fee to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners and the separate accounts. The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
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Variable Portfolio – Partners International Value Fund
More Information About the Fund (continued)
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■
compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■
the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
■
separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
■
regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■
insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests;
■
regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund; and
■
insurance companies investing in the Fund may be affiliates of Ameriprise Financial; these affiliated insurance companies, individually and collectively, may hold through separate accounts a significant portion of the Fund's shares and may also invest in separate accounts managed by the Investment Manager that have the same or substantially similar investment objectives and strategies as the Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s Form N-CSR and in the SAI. Additionally, Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
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Variable Portfolio – Partners International Value Fund
About Fund Shares and Transactions
Description of the Share Classes
Share Class Features
The Fund offers the classes of shares set forth on the cover of this prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class 1 and Class 2 shares.
	Class 1 Shares	Class 2 Shares
Eligible Investors
Shares of the Fund are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies
(collectively, Contracts) or qualified pension and retirement plans (Qualified Plans) or other eligible investors authorized by the Distributor.

Investment Limits	none	none
Conversion Features	none	none
Front-End Sales Charges	none	none
Contingent Deferred Sales Charges (CDSCs)	none	none
Maximum Distribution and/or Service Fees	none	0.25%
 FUNDamentals
Financial Intermediaries
The term “financial intermediary” refers to the insurance company that issued your contract, qualified pension or retirement plan sponsors or the financial intermediary that employs your financial advisor. Financial intermediaries also include broker-dealers and financial advisors as well as firms that employ broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other firms in the financial services industry, including Ameriprise Financial and its affiliates.
Distribution and/or Service Fees
Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board has approved, and the Fund has adopted, a distribution plan which sets the distribution fees that are periodically deducted from the Fund’s assets for Class 2 shares. The distribution fee for Class 2 shares is 0.25%. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or financial intermediaries for selling shares of the Fund and/or providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.
The Fund will pay these fees to the Distributor and/or to eligible financial intermediaries for as long as the distribution plan continues. The Fund may reduce or discontinue payments at any time.
The Fund pays a service fee to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners, Qualified Plan participants and the separate accounts.
Financial Intermediary Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to financial intermediaries, primarily to affiliated and unaffiliated insurance companies, for marketing/sales support services relating to the Fund (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary; gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary; or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the Marketing Support Payments to any one financial intermediary are generally between 0.05% and 0.40% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.05% and 0.25% on an annual basis for a financial intermediary receiving a payment based on gross sales of the Columbia Funds attributable to the financial intermediary.
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Variable Portfolio – Partners International Value Fund
About Fund Shares and Transactions (continued)
As employee compensation and business unit operating goals at all levels are generally tied to the success of Ameriprise Financial, employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, are incented to include shares of the Columbia Funds in Contracts offered by affiliated insurance companies. Certain employees, directly or indirectly, receive higher compensation and other benefits as investment in the Columbia Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the Distributor and the Investment Manager, and the products they offer, including the Fund.
In addition, the Transfer Agent has certain arrangements in place to compensate financial intermediaries, primarily to affiliated and unaffiliated insurance companies, that hold Fund shares through networked and omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial Fund shareholders (Shareholder Services). Shareholder Services and related fees vary by financial intermediary and may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, maintenance of shareholder records, preparation of account statements and provision of customer service, and are not intended to include services that are primarily intended to result in the sale of Fund shares. Payments for Shareholder Services generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares. Each Fund pays the Transfer Agent a service fee equal to the payments made by the Transfer Agent to participating insurance companies and other financial intermediaries that provide Shareholder Services up to the lesser of the amount charged by the financial intermediary or a contractual asset-based cap. Payments of amounts that exceed the amount paid by the Fund are borne by the Transfer Agent, the Investment Manager and/or their affiliates.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates typically make other payments or allow promotional incentives to certain broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the financial intermediaries, including Ameriprise Financial affiliates, to which the Distributor, the Investment Manager or their affiliates have agreed to make Marketing Support Payments and fee payments for Shareholder Services.
Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial advisors may have a conflict of interest or financial incentive with respect to recommendations regarding the Fund or any Contract or Qualified Plan that includes the Fund.
Share Price Determination
The price you pay or receive when you buy, sell or transfer shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day, with the value of the Fund's shares based on the total value of all of the securities and other assets that it holds as of such specified time.
 FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV per share as follows:
NAV per share = (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
Prospectus 2026
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Variable Portfolio – Partners International Value Fund
About Fund Shares and Transactions (continued)
 FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day typically ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. The Fund will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as a close of regular trading on the NYSE for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Nonetheless, the NAV of Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Fund’s Board may approve or ratify. On holidays and other days when the NYSE is closed, the Fund’s NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities listed on an exchange are typically valued at the closing price or last trade on their primary exchange at the close of business of the NYSE. Equity securities without a readily available closing price or that are not listed on any exchange are typically valued at the mean between the closing bid and asked prices. Other equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are fair valued unless market quotations are readily available, fixed income investments maturing in 60 days or less are valued primarily using the amortized cost method, unless this methodology results in a valuation that does not approximate the market value of these securities, and those maturing in excess of 60 days are valued based on prices obtained from a pricing service, if available (which may represent market values or fair values). Investments in other open-end funds are valued at their published NAVs. The value of the Fund’s portfolio securities is determined in accordance with the valuation policy approved by the Board (the Valuation Policy). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Investment Manager as the Fund’s valuation designee. The Investment Manager, in turn, has authorized its valuation committee to make fair value determinations and to carry out supervisory and certain other functions relating to the valuation of Fund portfolio securities, pursuant to the Valuation Policy.
If a market price is not readily available or is deemed not to reflect market value for a portfolio security, the Investment Manager will determine the price based on a determination of the security's fair value pursuant to the Valuation Policy. In addition, the Investment Manager may use fair valuation techniques to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security.
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Investment Manager uses fair valuation to price equity securities, it may value those securities higher or lower than another fund or manager would. Also, fair valuation of Fund holdings may cause the Fund's performance to diverge to a greater degree from the performance of various benchmark indices used to compare the Fund's performance because indices generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
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Variable Portfolio – Partners International Value Fund
About Fund Shares and Transactions (continued)
Futures and options on futures are valued based upon the settlement price as determined by the principal exchange on which they are traded or, in the absence of a settlement price, at the mean of the closing bid and ask. Generally, over-the-counter derivatives, such as swaps and swaptions, are valued based on a price provided by an approved pricing service.
Shareholder Information
Each share class has its own cost structure and other features. Your product may not offer every share class. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the Fund and available under your product. Shares of the Fund are generally available for purchase only by participating insurance companies in connection with Contracts and Qualified Plan sponsors.
The Fund, the Distributor or the Transfer Agent may refuse any order to buy or transfer shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.
Shares of the Fund may not be purchased or sold directly by individual Contract owners or participants in a Qualified Plan. When you sell your shares through your Contract or Qualified Plan, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations, as described under Satisfying Fund Redemption Requests below.
Depending on the context, references to “you” or “your” herein refer either to the holder of a Contract, participant in a Qualified Plan or qualified institutional investor who may select Fund shares to fund his or her investment in the Contract or Qualified Plan or to the participating insurance company as the holder of Fund shares through one or more separate accounts or the Qualified Plan.
Satisfying Fund Redemption Requests
The Fund typically expects to send the redeeming participating insurance company or Qualified Plan sponsor payment for shares within two business days after your trade date. The Fund can suspend redemptions and/or delay payment of redemption proceeds for up to seven days. The Fund can also suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.
The Fund typically seeks to satisfy redemption requests from cash or cash equivalents held by the Fund, from the proceeds of orders to purchase Fund shares or from the proceeds of sales of Fund holdings effected in the normal course of managing the Fund. However, the Fund may have to sell Fund holdings, including in down markets, to meet heavier than usual redemption requests. For example, under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Fund’s investments, the Fund may be more likely to be forced to sell Fund holdings to meet redemptions than under normal market circumstances. In these situations, the Fund’s portfolio managers may have to sell Fund holdings that would not otherwise be sold because, among other reasons, the current price to be received is less than the value of the holdings perceived by the Fund’s portfolio managers. The Fund may also, under certain circumstances (but more likely under stressed or abnormal market conditions or circumstances), borrow money under a credit facility to which the Fund and certain other Columbia Funds are parties or from other Columbia Funds under an interfund lending program (except for closed-end funds and money market funds, which are not eligible to borrow under the program). The Fund and the other Columbia Funds are limited as to the amount that each may individually and collectively borrow under the credit facility and the interfund lending program. As a result, borrowings available to the Fund under the credit facility and the interfund lending program might be insufficient, alone or in combination with the other strategies described herein, to satisfy Fund redemption requests. Please see About Fund Investments – Borrowings – Interfund Lending in the SAI for more information about the credit facility and interfund lending program. The Fund is also limited in the total amount it may borrow. The Fund may only borrow to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any exemptive relief available to the Fund, which currently limit Fund borrowings to
Prospectus 2026
29

Variable Portfolio – Partners International Value Fund
About Fund Shares and Transactions (continued)
33 1/3% of total assets (including any amounts borrowed) less liabilities (other than borrowings), plus an additional 5% of its total assets for temporary purposes (to be repaid within 60 days without extension or renewal), in each case determined at the time the borrowing is made.
In addition, the Fund reserves the right to honor redemption orders in whole or in part with in-kind distributions of Fund portfolio securities instead of cash if the Investment Manager, in its sole discretion, determines it to be in the best interest of the remaining shareholders. Such in-kind distributions typically represent a pro-rata portion of Fund portfolio assets subject to adjustments (e.g., for non-transferable securities, round lots and derivatives). In the event the Fund distributes portfolio securities in kind, shareholders may incur brokerage and other transaction costs associated with converting the portfolio securities into cash. Also, the portfolio securities may increase or decrease in value after they are distributed but before they are converted into cash. For U.S. federal income tax purposes, redemptions paid in securities are generally treated the same as redemptions paid in cash. If, during any 90-day period, you redeem shares in an amount greater than $250,000 or 1% of the Fund’s net assets (whichever is less), and if the Investment Manager determines it to be feasible and appropriate, the Fund may pay the redemption amount above such threshold by an in-kind distribution of Fund portfolio securities. Although shares of the Fund may not be purchased or sold by individual owners of Contracts or Qualified Plans, this policy applies indirectly to Contract and Qualified Plan owners.
Potential Conflicts of Interest – Mixed and Shared Funding
The Fund is available for purchase only through Contracts offered by participating insurance companies, Qualified Plans and other qualified institutional investors authorized by the Distributor. Due to differences in tax treatment and other considerations, the interests of various Contract owners, and the interests of Qualified Plan participants, if any, may conflict. The Fund does not foresee any disadvantages to investors arising from these potential conflicts of interest at this time. Nevertheless, the Board of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.
Order Processing
Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Qualified Plan sponsor are processed on business days. Orders received in “good form” by the Transfer Agent or a financial intermediary, including your participating insurance company or Qualified Plan sponsor, before the end of a business day are priced at the NAV per share of the Fund's applicable share class on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. An order is in “good form” if the Transfer Agent or your financial intermediary has all of the information and documentation it deems necessary to effect your order. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Qualified Plan. Any charges that apply to your Contract or Qualified Plan, and any charges that apply to separate accounts of participating insurance companies or Qualified Plans that may own shares directly, are described in your separate Contract prospectus or Qualified Plan disclosure documents.
You may transfer all or part of your investment in the Fund to one or more of the other investment options available under your Contract or Qualified Plan. You may provide instructions to sell any amount allocated to the Fund. Proceeds will be mailed within seven days after your surrender or withdrawal request is received in good form by an authorized agent. The amount you receive may be more or less than the amount you invested.
Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for more information about transfers as well as surrenders and withdrawals.
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Variable Portfolio – Partners International Value Fund
About Fund Shares and Transactions (continued)
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Fund or certain of its service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Fund are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information; and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading. Investments in a Fund by institutional investors in connection with redemptions in-kind are exempt from the Excessive Trading Policies and Procedures because they generally do not raise market timing or excessive trading concerns. Further discussion about the Fund’s use of redemptions in-kind is available under Satisfying Fund Redemption Requests.
The Fund reserves the right to reject, without any prior notice, any purchase or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a purchase or transfer order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to purchase or transfer transactions communicated directly to the Transfer Agent and to those received by financial intermediaries.
Specific Buying and Transferring Limitations — If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including transfer buy orders, involving any Fund.
For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future purchase orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common intermediary generally will not be considered to be under common ownership or control. The Fund reserves the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or transfer orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the
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Variable Portfolio – Partners International Value Fund
About Fund Shares and Transactions (continued)
omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients' transactions and accounts, and in these circumstances, the identities of the financial intermediary clients that beneficially own Fund shares are often not known to the Fund.
Some financial intermediaries apply their own restrictions or policies to their clients’ transactions and accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■
negative impact on the Fund's performance;
■
potential dilution of the value of the Fund's shares;
■
interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■
losses on the sale of investments resulting from the need to sell securities at less favorable prices; and
■
increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution, which may be exacerbated as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments do not work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded securities and other debt instruments that are rated below investment grade (commonly called “high-yield” or “junk” bonds), equity securities of small-capitalization companies, floating rate loans, or tax-exempt or other securities that may trade infrequently, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities as of the Fund's valuation time. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest only, or significantly, in highly liquid securities, in part because the Fund may have difficulty selling these particular investments at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by non-redeeming shareholders.
Excessive Trading Practices Policy of Columbia Variable Portfolio - Government Money Market Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Variable Portfolio - Government Money Market Fund shares. However, since frequent purchases and sales of Columbia Variable Portfolio - Government Money Market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing
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Variable Portfolio – Partners International Value Fund
About Fund Shares and Transactions (continued)
costs (such as spreads paid to dealers who trade money market instruments with Columbia Variable Portfolio - Government Money Market Fund) and disrupting portfolio management strategies, Columbia Variable Portfolio - Government Money Market Fund reserves the right, but has no obligation, to reject any purchase or transfer transaction at any time. Columbia Variable Portfolio - Government Money Market Fund has no limits on purchase or transfer transactions. In addition, Columbia Variable Portfolio - Government Money Market Fund reserves the right to impose or modify restrictions on purchases, transfers or trading of Fund shares at any time.
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33

Variable Portfolio – Partners International Value Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■
It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■
A mutual fund can also have capital gains if the value of its investments increases. While a fund continues to hold an investment, any gain is generally unrealized. If the fund sells an investment, it generally will realize a capital gain if it sells that investment for a higher price than its adjusted cost basis, and will generally realize a capital loss if it sells that investment for a lower price than its adjusted cost basis. Capital gains and losses are either short-term or long-term, depending on whether the fund holds the securities for one year or less (short-term) or more than one year (long-term).
Mutual funds make payments of fund earnings to shareholders, distributing them among all shareholders of the fund. As a shareholder, you are entitled to your portion of a fund's distributed income, including capital gains. Reinvesting your distributions buys you more shares of a fund — which lets you take advantage of the potential for compound growth. Putting the money you earn back into your investment means it, in turn, may earn even more money (or be exposed to additional losses, if the fund earns a negative return). Over time, the power of compounding has the potential to significantly increase the value of your investment. There is no assurance, however, that you'll earn more money if you reinvest your distributions rather than receive them in cash.
The Fund intends to pay out, in the form of distributions to shareholders, a sufficient amount of its income and gains so that the Fund will qualify for treatment as a regulated investment company and generally will not have to pay any federal income or excise tax. The Fund generally intends to distribute any net realized capital gain (whether long-term or short-term gain) at least once a year. Normally, the Fund will declare and pay distributions of net investment income according to the following schedule:
Declaration and Distribution Schedule
Declarations	Quarterly
Distributions	Quarterly
The Fund may declare or pay distributions of net investment income more frequently.
Different share classes of the Fund usually pay different net investment income distribution amounts, because each class has different expenses. Each time a distribution is made, the NAV per share of the share class is reduced by the amount of the distribution.
The Fund will automatically reinvest distributions in additional shares of the same share class of the Fund unless you inform us you want to receive your distributions to be paid in cash.
Taxes and Your Investment
Taxation of the Fund: The Fund has elected and intends to qualify and to be eligible for treatment each year as a regulated investment company. A regulated investment company generally is not subject to tax at the fund level on income and gains from investments that are distributed to shareholders. However, the Fund’s failure to qualify and be eligible for treatment as a regulated investment company would result in fund-level taxation, and consequently, a reduction in income available for distribution to you.
Taxation of Fund Shares: Shares of the Fund are only offered to separate accounts of participating insurance companies, Qualified Plans, and certain other eligible persons or plans permitted to hold shares of the Fund pursuant to the applicable U.S. Treasury Regulations without impairing the ability of participating insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended. Each participating insurance company, including each participating insurance company that is an affiliate of the Investment Manager, includes in its taxable income any net investment income derived from the investment of assets held in its separate accounts because the insurance company is considered the owner of these assets under federal income tax law. The insurance company may claim certain tax benefits associated with this investment
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Variable Portfolio – Partners International Value Fund
Distributions and Taxes (continued)
income. These benefits, which may include foreign tax credits (which can reduce the insurance company’s U.S. taxes on foreign source income) and the corporate dividends-received deduction (which is a tax deduction for the insurance company attributable to certain dividends received from the Fund), are not passed on to Contract owners since the affiliated insurance company is the owner of the assets under federal tax law and is taxed on the investment income generated by the assets.
Taxation of Variable Annuity Contracts and Variable Life Insurance Policies: Your Contract may qualify for favorable tax treatment. Please refer to your Contract prospectus for more information about the tax implications of your investment in the Contract. As long as your Contract continues to qualify for such favorable tax treatment, you will not be taxed currently on your investment in the Fund through such Contract, even if the Fund makes distributions to the separate account and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the separate accounts of participating insurance companies, which maintain and invest net proceeds from Contracts, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a Contract will be “adequately diversified.” If the Fund does not meet such requirements because its investments are not adequately diversified, your Contract could lose its favorable tax treatment, and income and gain allocable to your Contract could be taxable currently to you. This could also occur if Contract holders are found to have an impermissible level of control over the investments underlying their Contracts. You should consult with the participating insurance company that issued your Contract, plan sponsor, or other eligible investor through which your investment in the Fund is made regarding the U.S. federal income taxation of your investment.
 FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your indirect investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account other than a Contract, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
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35

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Variable Portfolio – Partners International Value Fund
Financial Highlights
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total return for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Form N-CSR, which is available upon request.
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37

Variable Portfolio – Partners International Value Fund
Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class 1
Year Ended 12/31/2025	$10.21	0.30	3.22	3.52	(0.34)	(0.03)	(0.37)
Year Ended 12/31/2024	$10.04	0.30(d)	0.16	0.46	(0.29)	—	(0.29)
Year Ended 12/31/2023	$8.76	0.26(d)	1.22	1.48	(0.20)	—	(0.20)
Year Ended 12/31/2022	$10.12	0.25(e)	(1.39)	(1.14)	(0.22)	—	(0.22)
Year Ended 12/31/2021	$9.26	0.20	0.89	1.09	(0.23)	—	(0.23)
Class 2
Year Ended 12/31/2025	$10.15	0.27	3.20	3.47	(0.31)	(0.03)	(0.34)
Year Ended 12/31/2024	$9.99	0.27(d)	0.16	0.43	(0.27)	—	(0.27)
Year Ended 12/31/2023	$8.71	0.23(d)	1.23	1.46	(0.18)	—	(0.18)
Year Ended 12/31/2022	$10.07	0.23(e)	(1.40)	(1.17)	(0.19)	—	(0.19)
Year Ended 12/31/2021	$9.21	0.18	0.89	1.07	(0.21)	—	(0.21)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	Includes income resulting from European Union tax reclaims, net of an IRS closing agreement for European Union tax reclaims, if applicable. The effect of these amounted to:

Class	Net Investment income per share ($)	Net Investment income ratio (%)
Year Ended 12/31/2024
Class 1	0.01	0.10
Class 2	0.01	0.10
Year Ended 12/31/2023
Class 1	0.02	0.16
Class 2	0.01	0.16

(e)	Net investment income per share includes European Union tax reclaims. The effect of these reclaims amounted to $0.01 per share.
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Prospectus 2026

Variable Portfolio – Partners International Value Fund
Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000's)
Class 1
Year Ended 12/31/2025	$13.36	35.15%	0.86%(c)	0.81%(c)	2.58%	18%	$1,434,283
Year Ended 12/31/2024	$10.21	4.62%	0.86%(c)	0.84%(c)	2.87%(d)	19%	$1,284,170
Year Ended 12/31/2023	$10.04	17.14%	0.85%(c)	0.84%(c)	2.76%(d)	18%	$1,338,943
Year Ended 12/31/2022	$8.76	(11.46%)	0.85%	0.84%	2.90%	21%	$1,307,922
Year Ended 12/31/2021	$10.12	11.80%	0.86%	0.84%	1.95%	73%	$1,532,143
Class 2
Year Ended 12/31/2025	$13.28	34.84%	1.11%(c)	1.06%(c)	2.29%	18%	$35,388
Year Ended 12/31/2024	$10.15	4.30%	1.11%(c)	1.09%(c)	2.60%(d)	19%	$29,570
Year Ended 12/31/2023	$9.99	16.96%	1.10%(c)	1.09%(c)	2.48%(d)	18%	$29,991
Year Ended 12/31/2022	$8.71	(11.75%)	1.10%	1.09%	2.65%	21%	$26,630
Year Ended 12/31/2021	$10.07	11.64%	1.11%	1.09%	1.80%	73%	$27,992

Prospectus 2026
39

Variable Portfolio – Partners International Value Fund

For More Information
The Fund is generally available only to owners of Contracts issued by participating insurance companies and participants in Qualified Plans. Please refer to your Contract prospectus or Qualified Plan disclosure documents for information about how to buy, sell and transfer shares of the Fund.
Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders and in Form N-CSR. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In the Fund’s Form N-CSR, you will find the Fund’s annual and semiannual financial statements. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail: Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
By Telephone: 800.345.6611
Online: columbiathreadneedleus.com
Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
The investment company registration number of Columbia Funds Variable Series Trust II, of which the Fund is a series, is 811-22127.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.
The Fund is distributed by Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2026 Columbia Threadneedle. All rights reserved.
PRO7056_12_E01_(05/26)

Variable Portfolio – Partners Small Cap Value Fund
Prospectus
May 1, 2026

The Fund may offer Class 1, Class 2 and Class 3 shares to separate accounts funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). There are no exchange ticker symbols associated with shares of the Fund.
As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Variable Portfolio – Partners Small Cap Value Fund

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Prospectus 2026

Variable Portfolio – Partners Small Cap Value Fund
Summary of the Fund
Investment Objective
Variable Portfolio – Partners Small Cap Value Fund (the Fund) seeks to provide shareholders with long-term capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay as an investor in the Fund. The table does not reflect any fees or expenses imposed by your Contract or Qualified Plan, which are disclosed in your separate Contract prospectus or Qualified Plan disclosure documents. If the additional fees or expenses were reflected, the expenses set forth below would be higher.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Class 1	Class 2	Class 3
Management fees	0.87%	0.87%	0.87%
Distribution and/or service (12b-1) fees	0.00%	0.25%	0.13%
Other expenses	0.05%	0.05%	0.05%
Total annual Fund operating expenses(a)	0.92%	1.17%	1.05%
Less: Fee waivers and/or expense reimbursements(b)	(0.08%)	(0.08%)	(0.08%)
Total annual Fund operating expenses after fee waivers and/or expense reimbursements	0.84%	1.09%	0.97%
(a)
“Total annual Fund operating expenses” include acquired fund fees and expenses (expenses the Fund incurs indirectly through its investments in other investment companies) and may be higher than the ratio of expenses to average net assets shown in the Financial Highlights section of this prospectus because the ratio of expenses to average net assets does not include acquired fund fees and expenses.
(b)
Columbia Management Investment Advisers, LLC and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and infrequent and/or unusual expenses) through April 30, 2027, unless sooner terminated at the sole discretion of the Fund’s Board of Trustees. Under this agreement, the Fund’s net operating expenses, subject to applicable exclusions, will not exceed the annual rates of 0.84% for Class 1, 1.09% for Class 2 and 0.965% for Class 3. Any differences in these annual rates relative to the annual rates noted in the last row of the above table (e.g., net expense ratios) are due to applicable exclusions under the agreement.
 Example
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated, and assumes that:
■
you invest $10,000 in the applicable class of Fund shares for the periods indicated,
■
your investment has a 5% return each year, and
■
the Fund’s total annual operating expenses remain the same as shown in the Annual Fund Operating Expenses table above.
The example does not reflect any fees and expenses that apply to your Contract or Qualified Plan. Inclusion of these charges would increase expenses for all periods shown.
Since the waivers and/or reimbursements shown in the Annual Fund Operating Expenses table above expire as indicated in the preceding table, they are only reflected in the 1 year example and the first year of the other examples. Although your actual costs may be higher or lower, based on the assumptions listed above, your costs would be:
	1 year	3 years	5 years	10 years
Class 1 (whether or not shares are redeemed)	$86	$285	$501	$1,124
Class 2 (whether or not shares are redeemed)	$111	$364	$636	$1,413
Class 3 (whether or not shares are redeemed)	$98	$326	$571	$1,275
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3

Variable Portfolio – Partners Small Cap Value Fund
Summary of the Fund (continued)
Portfolio Turnover
The Fund may pay transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 36% of the average value of its portfolio.
Principal Investment Strategies
Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in small cap companies. For these purposes, small cap companies are those that have a market capitalization that falls within the range of the Russell 2000® Value Index (the Capitalization Index) or up to $2.5 billion, whichever is greater. The Fund may buy and hold stock in a company that is not included in the Index. The market capitalization range of the companies included within the Capitalization Index was $18.8 million to $19.4 billion as of March 31, 2026. The market capitalization range and composition of companies in the Capitalization Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund may continue to hold a security even if the company’s market capitalization is no longer within the range of the Capitalization Index. Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value” companies. The Fund considers “value” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of value companies, or that have a higher book-to-price (B/P) ratio than the median ranked stock within the company’s GICS sector, have a higher EBITDA/EV (earnings before interest, taxes, depreciation and amortization-to-enterprise value) or have a lower price-to-earnings ratio than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify value companies is the Russell 3000® Value Index, although the Fund may change the referenced index without prior notice.
The Fund may invest in any type of security, including common stocks and depositary receipts. The Fund may also invest in exchange-traded funds (ETFs).
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may at times emphasize one or more sectors in selecting its investments, including the financials and industrials sectors. The Fund also may invest in real estate investment trusts.
Multiple subadvisers provide the day-to-day management of the Fund’s portfolio. Each of the subadvisers employs an active investment strategy that focuses on small cap companies in an attempt to take advantage of what are believed to be undervalued securities.
Principal Risks
An investment in the Fund involves risks, including Small-Cap Stock Risk, Value Securities Risk, Market Risk, and Multi-Adviser Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts and/or Global Depositary Receipts. Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with an issuer’s (and any of its related
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Prospectus 2026

Variable Portfolio – Partners Small Cap Value Fund
Summary of the Fund (continued)
companies’) country of organization and places of business operations, which may be related to the particular political, regulatory, economic, social and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country and fluctuations in such country’s currency, as well as market risk tied to the underlying foreign company. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical domestic company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that a depositary receipt will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.
Environmental, Social and Governance Integrated Risk. The Fund’s consideration of issuer ESG characteristics may cause the Fund to invest in, forego investing in, or sell securities of issuers, including issuers within certain sectors, regions and countries that could negatively impact Fund performance, including relative to a benchmark or other funds that do not consider environmental, social and corporate governance data, or funds that do but make different investment decisions based thereon.
Equity Securities Risk. Equity securities may experience significant volatility. Such securities may fall sharply in response to adverse events affecting overall markets, a particular industry or sector, or an individual company’s financial condition.
Exchange-Traded Fund (ETF) Risk. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. ETFs are subject to, among other risks, tracking risk and passive and, in some cases, active investment risk. In addition, shareholders bear both their proportionate share of the Fund’s expenses, and indirectly the ETF’s expenses, incurred through the Fund’s ownership of the ETF. Because the expenses and costs of an underlying ETF are shared by its investors, redemptions by other investors in the ETF could result in decreased economies of scale and increased operating expenses for such ETF. The ETFs may not achieve their investment objective. The Fund, through its investment in ETFs, may not achieve its investment objective.
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. Investing in securities of foreign companies subjects the Fund to the risks associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, including risks related to political, regulatory, economic, social, diplomatic and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country or region, as well as risks associated with less developed custody and settlement practices. Foreign securities may be more volatile and less liquid than securities of U.S. companies and are subject to the risks associated with potential imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.
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Summary of the Fund (continued)
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Small-Cap Stock Risk. Investments in small-capitalization companies (small-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies, and securities of small-cap companies may be less liquid and more volatile than the securities of larger companies.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Multi-Adviser Risk. The Fund has multiple advisory firms that each manage a portion of the Fund’s net assets on a daily basis. Each adviser makes investment decisions independently from the other adviser(s). It is possible that the security selection process of one adviser will not complement or may conflict or even contradict that of the other adviser(s), including making off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single adviser, which could adversely affect the Fund's performance.
Real Estate-Related Investment Risk. Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs may be subject to more abrupt or erratic price movements than the overall securities markets. In a rising interest rate environment, the stock prices of real estate-related investments may decline and the borrowing costs of these companies may increase. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially and adversely affect its value. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors, including the financials and industrials sectors. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in that group of industries or economic sector.
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Financials Sector. The Fund is vulnerable to the particular risks that may affect companies in the financials sector. Companies in the financials sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures
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Summary of the Fund (continued)
and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financials sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and the interest rates and fees they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
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Industrials Sector. The Fund is vulnerable to the particular risks that may affect companies in the industrials sector. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events, economic conditions and risks for environmental damage and product liability claims.
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the perceived value assessment of that security as determined by the portfolio managers, or may decline in price, even though the securities are already believed to be undervalued by the portfolio managers. There is also a risk that it may take longer than expected for the value of these investments to rise to the perceived value as determined by the portfolio managers. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Performance Information
The following bar chart and table show you how the Fund has performed in the past, and can help you understand the risks of investing in the Fund. The bar chart shows how the Fund’s Class 2 share performance has varied for each full calendar year shown. The table below the bar chart compares the Fund’s returns for the periods shown with a broad measure of market performance, as well as another measure of performance for markets in which the Fund may invest.
Except for differences in annual returns resulting from differences in expenses (where applicable), the share classes of the Fund would have substantially similar annual returns because all share classes of the Fund invest in the same portfolio of securities.
The returns shown do not reflect any fees and expenses imposed under your Contract or Qualified Plan and would be lower if they did.
The Fund’s performance prior to May 2021 reflects returns achieved by one or more different subadvisers or a different allocation of the Fund’s assets among subadvisers. If the Fund’s current subadvisers had been in place for the prior periods, results shown may have been different.
The Fund’s past performance is no guarantee of how the Fund will perform in the future. Updated performance information can be obtained by calling toll-free 800.345.6611 or visiting columbiathreadneedleus.com.
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Summary of the Fund (continued)
Year by Year Total Return (%) as of December 31 Each Year	Best and Worst Quarterly Returns During the Period Shown in the Bar Chart
	Best	4th Quarter 2020	32.45%
	Worst	1st Quarter 2020	-35.29%
 Average Annual Total Returns (for periods ended December 31, 2025)

	Share Class Inception Date	1 Year	5 Years	10 Years
Class 1	05/03/2010	7.35%	6.86%	7.33%
Class 2	05/03/2010	7.07%	6.60%	7.06%
Class 3	08/14/2001	7.21%	6.73%	7.20%
Russell 2000® Value Index (reflects no deductions for fees, expenses or taxes)		12.59%	8.88%	9.27%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)		17.15%	13.15%	14.29%

Fund Management
Investment Manager: Columbia Management Investment Advisers, LLC
Subadviser: Segall Bryant & Hamill, LLC d/b/a CI SBH Asset Management (SBH)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Mark Dickherber, CFA, CPA	Director of Small Cap Strategies of SBH	Co-Portfolio Manager	2014
Shaun Nicholson	Senior Portfolio Manager of SBH	Co-Portfolio Manager	2014
Subadviser: William Blair Investment Management, LLC (William Blair)
Portfolio Management	Title	Role with Fund	Managed Fund Since
William V. Heaphy, CFA	Head of the U.S. Value Equity Team and Portfolio Manager of William Blair	Co-Portfolio Manager	2021
Matthew Fleming, CFA	Portfolio Manager of William Blair	Co-Portfolio Manager	2024
Mark Goodman, CFA	Portfolio Manager of William Blair	Co-Portfolio Manager	October 2025
Purchase and Sale of Fund Shares
The Fund is available for purchase through Contracts offered by the separate accounts of participating insurance companies or Qualified Plans or by other eligible investors authorized by Columbia Management Investment Distributors, Inc. (the Distributor). Shares of the Fund may not be purchased or sold by individual owners of Contracts or Qualified Plans. If you are a Contract holder or Qualified Plan participant, please refer to your separate Contract prospectus or Qualified Plan disclosure documents for information about minimum investment requirements and how to purchase and redeem shares of the Fund on days the Fund is open for business.
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Summary of the Fund (continued)
Tax Information
The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders which are generally the participating insurance companies investing in the Fund through separate accounts or Qualified Plans or certain other eligible investors authorized by the Distributor. You should consult with the participating insurance company that issued your Contract, plan sponsor or other eligible investor through which your investment in the Fund is made regarding the U.S. federal income taxation of your investment.
Payments to Broker-Dealers and Other Financial Intermediaries
If you make allocations to the Fund, the Fund, its Distributor or other related companies may pay participating insurance companies or other financial intermediaries for the allocation (sale) of Fund shares and related services in connection with such allocations to the Fund. These payments may create a conflict of interest by influencing the participating insurance company, other financial intermediary or your salesperson to recommend an allocation to the Fund over another fund or other investment option. Ask your financial advisor or salesperson or visit your financial intermediary’s website for more information.
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Variable Portfolio – Partners Small Cap Value Fund
More Information About the Fund
Investment Objective
Variable Portfolio – Partners Small Cap Value Fund (the Fund) seeks to provide shareholders with long-term capital appreciation. Only shareholders can change the Fund’s investment objective. Because any investment involves risk, there is no assurance the Fund’s investment objective will be achieved.
Principal Investment Strategies
Under normal circumstances, at least 80% of the Fund’s net assets (plus the amount of any borrowings for investment purposes) are invested in small cap companies. For these purposes, small cap companies are those that have a market capitalization that falls within the range of the Russell 2000® Value Index (the Capitalization Index) or up to $2.5 billion, whichever is greater. The Fund may buy and hold stock in a company that is not included in the Index. The market capitalization range of the companies included within the Capitalization Index was $18.8 million to $19.4 billion as of March 31, 2026. The market capitalization range and composition of companies in the Capitalization Index are subject to change. As such, the size of the companies in which the Fund invests may change. The Fund may continue to hold a security even if the company’s market capitalization is no longer within the range of the Capitalization Index. Under normal circumstances, the Fund also invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of “value” companies. The Fund considers “value” companies to be those companies that are either constituents of an index constructed by a third party to identify companies with various characteristics of value companies, or that have a higher book-to-price (B/P) ratio than the median ranked stock within the company’s GICS sector, have a higher EBITDA/EV (earnings before interest, taxes, depreciation and amortization-to-enterprise value) or have a lower price-to-earnings ratio than the median ranked stock within the company’s GICS sector. The third-party broad-based index currently used to identify value companies is the Russell 3000® Value Index, although the Fund may change the referenced index without prior notice.
The Fund may invest in any type of security, including common stocks and depositary receipts. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. The Fund may also invest in exchange-traded funds (ETFs).
The Fund may invest up to 25% of its net assets in foreign investments. The Fund may at times emphasize one or more sectors in selecting its investments, including the financials and industrials sectors. The Fund also may invest in real estate investment trusts.
Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager) serves as the investment manager to the Fund and is responsible for the oversight of, including the establishment of risk management parameters for, the Fund’s subadvisers: Segall Bryant & Hamill, LLC d/b/a CI SBH Asset Management (SBH) and William Blair Investment Management, LLC (William Blair) (SBH and William Blair, each a Subadviser and collectively, the Subadvisers). The Subadvisers provide day-to-day portfolio management to the Fund. The Investment Manager, subject to the oversight of the Fund’s Board of Trustees, decides the proportion of the Fund’s assets to be managed by each Subadviser, and may change these proportions at any time. Each Subadviser acts independently of any other Subadviser and uses its own methodology for selecting investments. Each of the Subadvisers employs an active investment strategy that focuses on small cap companies in an attempt to take advantage of what are believed to be undervalued securities.
SBH
SBH’s investment process is driven by a combination of quantitative analysis, fundamental analysis and experienced judgment. SBH seeks to exploit the relatively inefficient small cap market by investing in companies the stocks of which SBH believes are trading below SBH’s estimate of their intrinsic values. SBH utilizes several databases to screen approximately 4,000 potential value-oriented investments based on predetermined guidelines such as market capitalization and attractive relative valuation. In evaluating potential investments, SBH concentrates primarily on the companies’ cash flow capability over time. SBH uses a database model to evaluate market expectations of returns and cash flows, and seeks to identify stocks the prices of which SBH believes reflect low expectations by the market
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More Information About the Fund (continued)
for the next two to five years. SBH then evaluates the validity of the market’s perceived expectations, ultimately trying to identify companies that will exceed these expectations, through analysis which includes speaking and/or meeting with a company’s management team.
SBH also utilizes an “integrated” approach to a company’s environmental, social, and corporate governance (ESG) practices within its investment process alongside other non-ESG factors. SBH believes ESG factors may be important drivers of value in conjunction with the underlying strength and potential of a business, however its consideration of these factors would not necessarily result in a company being included or excluded from the evaluation process but rather would contribute to the overall evaluation of that company.
SBH generally will sell a security when one or more of the following occurs: (1) SBH’s estimate of full valuation is realized; (2) a position in a company within SBH’s allocated portion becomes over-weighted due to appreciation; (3) a more attractive stock is identified (in which case the least attractive stock in the portfolio is sold); (4) there is change in a company’s underlying fundamentals; or (5) the Fund requires cash to meet redemption requests.
William Blair
In selecting investments for the Fund, William Blair typically looks to invest in companies with leading market share positions, shareholder oriented management teams, and strong balance sheet and cash flow ratios. Usually, the shares of the companies William Blair buys are selling at a price to earnings ratio below the average price to earnings ratio of the stocks that comprise the Russell 2000® Index at the time of investment. In addition, the companies selected by William Blair usually have higher returns on equity and capital than the average company in the Russell 2000® Index at the time of investment. William Blair screens the Fund’s universe of potential investments to identify potentially undervalued securities based on factors such as financial strength, earnings valuation, and earnings quality. William Blair further narrows the list of potential investments through traditional fundamental security analysis, which may include interviews with company management and a review of the assessments and opinions of outside analysts and consultants. Securities are generally sold when William Blair believes the shares have become relatively overvalued or it finds more attractive alternatives. William Blair generally will not sell a security merely due to market appreciation outside the Fund’s target capitalization range if it believes the company has growth potential.
The Fund’s investment policies with respect to 80% of its net assets may be changed by the Fund’s Board of Trustees without shareholder approval as long as shareholders are given 60 days’ advance written notice of the change.
Principal Risks
An investment in the Fund involves risks, including Small-Cap Stock Risk, Value Securities Risk, Market Risk, and Multi-Adviser Risk, among others. Descriptions of these and other principal risks of investing in the Fund are provided below. There is no assurance that the Fund will achieve its investment objective and you may lose money. The value of the Fund’s holdings may decline, and the Fund’s net asset value (NAV) and share price may go down. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The significance of any specific risk to an investment in the Fund will vary over time depending on the composition of the Fund's portfolio, market conditions, and other factors. You should read all of the risk information below carefully, because any one or more of these risks may result in losses to the Fund.
Active Management Risk. The Fund is actively managed and its performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve the Fund’s investment objective. Due to its active management, the Fund could underperform its benchmark index and/or other funds with similar investment objectives and/or strategies.
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts and/or Global Depositary Receipts. Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, which may be related to the particular political, regulatory, economic, social and other conditions or events (including, for example, military confrontations
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More Information About the Fund (continued)
and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country and fluctuations in such country’s currency, as well as market risk tied to the underlying foreign company. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical domestic company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that a depositary receipt will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund.
Environmental, Social and Governance Integrated Risk. The Fund’s consideration of issuer ESG characteristics may cause the Fund to invest in, forego investing in, or sell securities of issuers, including issuers within certain sectors, regions and countries that could negatively impact Fund performance, including relative to a benchmark or other funds that do not consider environmental, social and corporate governance data, or funds that do but make different investment decisions based thereon.
Equity Securities Risk. Investments in equity securities represent ownership in a company that fluctuates in value with changes in the company’s financial condition. Equity markets may experience significant volatility at times and may fall sharply in response to adverse events. Certain segments of the equity market may react differently than other segments and U.S. markets may react differently than foreign markets. Individual equity prices also may experience dramatic movements in price. Price movements may result from factors affecting individual companies, sectors, or industries selected for the Fund’s portfolio or the securities market as a whole, including periods of slower growth or recessionary economic conditions, future expectations of poor economic conditions, changes in political or social conditions, and lack of investor confidence. In addition, individual equity interests may be adversely affected by factors such as reduced sales, increased costs, or a negative outlook for the future performance of the company. As compared with preferred stock and debt, common stock generally involves greater risk and has lower priority when liquidation, bankruptcy, and dividend payments are made. Preferred stock may be subordinated to bonds or other debt instruments in a company’s capital structure and is typically less liquid than common stock.
Exchange-Traded Fund (ETF) Risk. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. An ETF’s share price may not track its specified market index (if any) and may trade below its NAV. Certain ETFs use a “passive” investment strategy and do not take defensive positions in volatile or declining markets. Other ETFs in which the Fund may invest are actively managed ETFs (i.e., they do not track a particular benchmark), which indirectly subjects the Fund to active management risk. An active secondary market in ETF shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance that an ETF’s shares will continue to be listed on an active exchange. In addition, the Fund’s shareholders bear both their proportionate share of the Fund’s expenses and, indirectly, the ETF’s expenses, incurred through the Fund’s ownership of the ETF. Because the expenses and costs of an underlying ETF are shared by its investors, redemptions by other investors in the ETF could result in decreased economies of scale and increased operating expenses for such ETF. These transactions might also result in higher brokerage, tax or other costs for the ETF. This risk may be particularly important when one investor owns a substantial portion of the ETF. There is a risk that ETFs in which the Fund invests may terminate due to extraordinary events. For example, any of the service providers to ETFs, such as the trustee or sponsor, may close or otherwise fail to perform their obligations to the ETF, and the ETF may not be able to find a substitute service provider. In addition, certain ETFs may be dependent upon licenses to use various indexes as a basis for determining their compositions and/or otherwise to use certain trade names. If these licenses are terminated, the ETFs may also terminate. An ETF may also terminate if its net assets fall below a certain amount.
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities may also be less liquid, making them more difficult to trade, than securities of U.S. companies so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund
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More Information About the Fund (continued)
may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. In some cases, such withholding or other taxes could potentially be confiscatory. Other risks include: possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about foreign companies; the impact of economic, political, social, diplomatic or other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics), possible seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. In addition, as a result of economic sanctions, the Fund may be forced to sell or otherwise dispose of investments at inopportune times or prices, which could result in losses to the Fund and increased transaction costs. These conditions may be in place for a substantial period of time and enacted with limited advance notice to the Fund. The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets. Additionally, investments in certain countries may subject the Fund to a number of tax rules, the application of which may be uncertain. Countries may amend or revise their existing tax laws, regulations and/or procedures in the future, possibly with retroactive effect. Changes in or uncertainties regarding the laws, regulations or procedures of a country could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies located in such countries in which the Fund invests, or result in unexpected tax liabilities for the Fund. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency exchange controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.
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Small-Cap Stock Risk. Securities of small-cap companies can, in certain circumstances, have a higher potential for gains than securities of larger companies but are more likely to have more risk than larger companies. For example, small-cap companies may be more vulnerable to market downturns and adverse business or economic events than larger companies because they may have more limited financial resources and business operations. Small-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller and generally less experienced management teams. Securities of small-cap companies may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. When the Fund takes significant positions in small-cap companies with
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More Information About the Fund (continued)
limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in Fund investment losses that would affect the value of your investment in the Fund. In addition, some small-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. In addition, the Iranian conflict that commenced in February 2026 may result in similar, and potentially more severe, disruptions. Escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Multi-Adviser Risk. The Fund has multiple advisory firms that each manage a portion of the Fund’s net assets on a daily basis. Each adviser makes investment decisions independently from the other adviser(s). It is possible that the security selection process of one adviser will not complement or may conflict or even contradict that of the other adviser(s), including making off-setting trades that have no net effect to the Fund, but which may increase Fund expenses. As a result, the Fund's exposure to a given security, industry, sector or market capitalization could be smaller or larger than if the Fund were managed by a single adviser, which could adversely affect the Fund's performance.
Real Estate-Related Investment Risk. Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. In a rising interest rate environment, the stock prices of
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real estate-related investments may decline and the borrowing costs of these companies may increase. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially and adversely affect its value. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors, including the financials and industrials sectors. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in that group of industries or economic sector.
■
Financials Sector. The Fund is vulnerable to the particular risks that may affect companies in the financials sector. Companies in the financials sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financials sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and the interest rates and fees they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
■
Industrials Sector. The Fund is vulnerable to the particular risks that may affect companies in the industrials sector. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events, economic conditions and risks for environmental damage and product liability claims.
Value Securities Risk. Value securities are securities of companies that may have experienced, for example, adverse business, industry or other developments or may be subject to special risks that have caused the securities to be out of favor and, in turn, potentially undervalued. The market value of a portfolio security may not meet the perceived value assessment of that security as determined by the portfolio managers, or may decline in price, even though the securities are already believed to be undervalued by the portfolio managers. There is also a risk that it may take longer than expected for the value of these investments to rise to the perceived value as determined by the portfolio managers. In addition, value securities, at times, may not perform as well as growth securities or the stock market in general, and may be out of favor with investors for varying periods of time.
Additional Investment Strategies and Policies
This section describes certain investment strategies and policies that the Fund may utilize in pursuit of its investment objective and some additional factors and risks involved with investing in the Fund.
Investment Guidelines
As a general matter, and except as specifically described in the discussion of the Fund's principal investment strategies in this prospectus or as otherwise required by the Investment Company Act of 1940, as amended (the 1940 Act), the rules and regulations thereunder and any applicable exemptive relief, whenever an investment policy or limitation states a percentage of the Fund's assets that may be invested in any security or other asset or sets forth a policy regarding an investment standard, compliance with that percentage limitation or standard will be determined solely at the time of the Fund's investment in the security or asset.
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Holding Other Kinds of Investments
The Fund may hold other investments that are not part of its principal investment strategies. These investments and their risks are described below and/or in the Statement of Additional Information (SAI). The Fund may choose not to invest in certain securities described in this prospectus and in the SAI, although it has the ability to do so. Information on the Fund’s holdings can be found in the Fund’s Form N-CSR or by visiting columbiathreadneedleus.com.
Transactions in Derivatives
The Fund may enter into derivative transactions or otherwise have exposure to derivative transactions through underlying investments. Derivatives are financial contracts whose values are, for example, based on (or “derived” from) traditional securities (such as a stock or bond), assets (such as a commodity like gold or a foreign currency), reference rates (such as the Secured Overnight Financing Rate (commonly known as SOFR)) or market indices (such as the Standard & Poor’s 500® Index). The use of derivatives is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Derivatives involve special risks and may result in losses or may limit the Fund’s potential gain from favorable market movements. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it would have lost had it invested in the underlying security or other asset directly. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility in the value of the derivative and/or the Fund’s shares, among other consequences. Other risks arise from the Fund’s potential inability to terminate or to sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or to sell such positions. Over-the-counter instruments (investments not traded on an exchange) may be illiquid, and transactions in derivatives traded in the over-the-counter market are subject to the risk that the other party will not meet its obligations. The use of derivatives also involves the risks of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying security, asset, reference rate or index. The Fund also may not be able to find a suitable derivative transaction counterparty, and thus may be unable to engage in derivative transactions when it is deemed favorable to do so, or at all. The U.S. government and the European Union (and some other jurisdictions) have enacted regulations and similar requirements that prescribe clearing, margin, reporting and registration requirements for participants in the derivatives market. These requirements are evolving and their ultimate impact on the Fund remains unclear, but such impact could include restricting and/or imposing significant costs or other burdens upon the Fund’s participation in derivatives transactions. Additionally, regulations governing the use of derivatives by registered investment companies, such as the Fund, require, among other things, that a fund that invests in derivative instruments beyond a specified limited amount apply a value-at-risk-based limit to its portfolio and establish a comprehensive derivatives risk management program. As of the date of this prospectus, the Fund is not required to maintain a comprehensive derivatives risk management program given its more limited use of derivatives. For more information on the risks of derivative investments and strategies, see the SAI.
Affiliated Fund Investing
The Investment Manager or an affiliate serves as investment adviser to funds using the Columbia brand (Columbia Funds), including those that are structured as “fund-of-funds”, and provides asset-allocation services to (i) shareholders by investing in shares of other Columbia Funds, which may include the Fund (collectively referred to in this section as Underlying Funds), and (ii) discretionary managed accounts (collectively referred to as affiliated products) that invest exclusively in Underlying Funds. These affiliated products, individually or collectively, may own a significant percentage of the outstanding shares of one or more Underlying Funds, and the Investment Manager seeks to balance potential conflicts of interest between the affiliated products and the Underlying Funds in which they invest. The affiliated products’ investment in the Underlying Funds may have the effect of creating economies of scale, possibly resulting in lower expense ratios for the Underlying Funds, because the affiliated products may own substantial portions of the shares of Underlying Funds. However, redemption of Underlying Fund shares by one or more affiliated products could cause the expense ratio of an Underlying Fund to increase, as its fixed costs would be spread over a smaller asset base. Because of large positions of certain affiliated products, the Underlying Funds may
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experience relatively large inflows and outflows of cash due to affiliated products’ purchases and sales of Underlying Fund shares. Although the Investment Manager or its affiliate may seek to minimize the impact of these transactions where possible, for example, by structuring them over a reasonable period of time or through other measures, Underlying Funds may experience increased expenses as they buy and sell portfolio securities to manage the cash flow effect related to these transactions. Further, when the Investment Manager or its affiliate structures transactions over a reasonable period of time in order to manage the potential impact of the buy and sell decisions for the affiliated products, those affiliated products, including funds-of-funds, may pay more or less (for purchase activity), or receive more or less (for redemption activity), for shares of the Underlying Funds than if the transactions were executed in one transaction. In addition, substantial redemptions by affiliated products within a short period of time could require the Underlying Fund to liquidate positions more rapidly than would otherwise be desirable, which may have the effect of reducing or eliminating potential gain or causing it to realize a loss. In order to meet such redemptions, an Underlying Fund may be forced to sell its liquid (or more liquid) positions, leaving the Underlying Fund holding, post-redemption, a relatively larger position in illiquid investments (i.e., any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment) or less liquid securities. Substantial redemptions may also adversely affect the ability of the Underlying Fund to implement its investment strategy. The Investment Manager or its affiliate also has a conflict of interest in determining the allocation of affiliated products’ assets among the Underlying Funds, as it earns different fees from the various Underlying Funds.
Investing in Money Market Funds
The Fund may invest cash in, or hold as collateral for certain investments, shares of registered or unregistered money market funds, including funds advised by the Investment Manager or its affiliates. These funds are not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The Fund and its shareholders indirectly bear a portion of the expenses of any money market fund or other fund in which the Fund may invest.
Investing Defensively
The Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated money market funds or holding some or all of its assets in cash or cash equivalents. The Fund may take such defensive investment positions for as long a period as deemed necessary.
The Fund may not achieve its investment objective while it is investing defensively. Investing defensively may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. See also Investing in Money Market Funds above for more information.
Other Strategic and Investment Measures
The Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as forward contracts, futures contracts, options, structured investments and swaps, for various purposes, including among others, investing in particular derivatives in seeking to reduce investment exposures, or in seeking to achieve indirect investment exposures, to a sector, country, region or currency where the Investment Manager believes such positioning is appropriate. The Fund may take such portfolio positions for as long a period as deemed necessary. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance. For information on the risks of investing in derivatives, see Transactions in Derivatives above.
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Portfolio Holdings Disclosure
The Board has adopted policies and procedures that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the securities owned by the Fund. A description of these policies and procedures is included in the SAI. Fund policy generally permits the disclosure of portfolio holdings information on the Fund's website (columbiathreadneedleus.com) only after a certain amount of time has passed, as described in the SAI.
Purchases and sales of portfolio securities can take place at any time, so the portfolio holdings information available on the Fund's website may not always be current.
 FUNDamentals
Portfolio Holdings Versus the Benchmarks
The Fund does not limit its investments to the securities within its benchmark(s), and accordingly the Fund's holdings may diverge from those of its benchmark(s). In addition, the Fund may invest in securities outside any industry and geographic sectors represented in its benchmark(s). The Fund's weightings in individual securities, and in industry or geographic sectors, may also vary considerably from those of its benchmark(s).
Cash Flows
The timing and magnitude of cash inflows from investors buying Fund shares could prevent the Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to shareholders redeeming Fund shares could require the Fund to sell portfolio securities at less than opportune times or to hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Either situation could adversely impact the Fund’s performance.
Understanding Annual Fund Operating Expenses
The Fund’s annual operating expenses, as presented in the Annual Fund Operating Expenses table in the Fees and Expenses of the Fund section of this prospectus, generally are based on expenses incurred during the Fund’s most recently completed fiscal year, may vary by share class and are expressed as a percentage (expense ratio) of the Fund’s average net assets during that fiscal year. The expense ratios reflect the Fund’s fee arrangements as of the date of this prospectus and, unless indicated otherwise, are based on expenses incurred during the Fund’s most recent fiscal year. The Fund’s assets will fluctuate, but unless indicated otherwise in the Annual Fund Operating Expenses table, no adjustments have been or will be made to the expense ratios to reflect any differences in the Fund’s average net assets between the most recently completed fiscal year and the date of this prospectus or a later date. In general, the Fund’s expense ratios will increase as its net assets decrease, such that the Fund’s actual expense ratios may be higher than the expense ratios presented in the Annual Fund Operating Expenses table if assets fall. Any commitment by the Investment Manager and/or its affiliates to waive fees and/or cap (reimburse) expenses is expected, in part, to limit the impact of any increase in the Fund’s expense ratios that would otherwise result because of a decrease in the Fund’s assets in the current fiscal year. The Fund’s annual operating expenses are comprised of (i) investment management fees, (ii) distribution and/or service fees, and (iii) other expenses. Management fees do not vary by class, but distribution and/or service fees and other expenses may vary by class.
 FUNDamentals
Other Expenses
“Other expenses” consist of the fees the Fund pays to its custodian, transfer agent, auditors, lawyers and trustees, costs relating to compliance and miscellaneous expenses. Generally, these expenses are allocated on a pro rata basis across all share classes. These fees include certain sub-transfer agency and shareholder servicing fees. For more information on these fees, see About Fund Shares and Transactions — Financial Intermediary Compensation.
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Fee Waiver/Expense Reimbursement Arrangements and Impact on Past Performance
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) through April 30, 2027, unless sooner terminated at the sole discretion of the Fund's Board, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the annual rates of:
Variable Portfolio – Partners Small Cap Value Fund
Class 1	0.84%
Class 2	1.09%
Class 3	0.965%
Under the agreement, the following fees and expenses are excluded from the Fund’s operating expenses when calculating the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investment in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Fund’s Board. This agreement may be modified or amended only with approval from all parties.
Effect of Fee Waivers and/or Expense Reimbursements on Past Performance. The Fund’s returns shown in the Performance Information section of this prospectus reflect the effect of any fee waivers and/or reimbursements of Fund expenses by the Investment Manager and/or any of its affiliates that were in place during the performance period shown. Without such fee waivers/expense reimbursements, the Fund’s returns might have been lower.
Primary Service Provider Contracts
The Fund enters into contractual arrangements (Service Provider Contracts) with various service providers, including, among others, the Investment Manager, the Distributor, Columbia Management Investment Services Corp. (the Transfer Agent) and the Fund’s custodian. The Fund’s Service Provider Contracts are solely among the parties thereto. Shareholders are not parties to, or intended to be third-party beneficiaries of, any Service Provider Contracts. Further, this prospectus, the SAI and any Service Provider Contracts are not intended to give rise to any agreement, duty, special relationship or other obligation between the Fund and any investor, or give rise to any contractual, tort or other rights in any individual shareholder, group of shareholders or other person, including any right to assert a fiduciary or other duty, enforce the Service Provider Contracts against the parties or to seek any remedy thereunder, either directly or on behalf of the Fund. Nothing in the previous sentence should be read to suggest any waiver of any rights under federal or state securities laws.
The Investment Manager, the Distributor, and the Transfer Agent are all affiliates of Ameriprise Financial, Inc. (Ameriprise Financial). They and their affiliates currently provide key services, including investment advisory, administration, distribution, shareholder servicing and transfer agency services, to the Fund and various other funds, including the Columbia Funds, and are paid for providing these services. These service relationships are described below.
The Investment Manager
Columbia Management Investment Advisers, LLC is located at 290 Congress Street, Boston, MA 02210 and serves as investment adviser and administrator to the Columbia Funds. The Investment Manager is a registered investment adviser and a wholly-owned subsidiary of Ameriprise Financial. The Investment Manager’s management experience covers all major asset classes, including equity securities, debt instruments and money market instruments. In
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addition to serving as an investment adviser to traditional mutual funds, exchange-traded funds and closed-end funds, the Investment Manager acts as an investment adviser for itself, its affiliates, individuals, corporations, retirement plans, private investment companies and financial intermediaries.
Subject to oversight by the Board, the Investment Manager manages the day-to-day operations of the Fund. The Investment Manager is responsible for the investment management of the Fund, but has delegated certain of its duties, including day-to-day portfolio management of all or a portion of the Fund’s assets to one or more investment subadvisers that determine what securities and other investments the Fund should buy or sell. The Investment Manager is also responsible for overseeing the administrative operations of the Fund, including the general supervision of the Fund’s operations, the coordination of the Fund’s other service providers and the provision of related clerical and administrative services.
The SEC has issued an order that permits the Investment Manager, subject to the approval of the Board, to appoint unaffiliated subadvisers by entering into subadvisory agreements with them, and to change in material respects the terms of those subadvisory agreements, including the fees paid thereunder, for the Fund without first obtaining shareholder approval, thereby avoiding the expense and delays typically associated with obtaining shareholder approval. The Fund furnishes shareholders with information about new subadvisers retained in reliance on the order within 90 days after hiring the subadviser. The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager discloses to the Board the nature of any such material relationships. The SEC has issued a separate order that permits the Board to approve new subadvisory agreements or material changes to existing subadvisory agreements at a meeting that is not in person, provided that the Trustees are able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting and other conditions of the order are satisfied.
The Fund pays the Investment Manager a fee for its management services, which include investment advisory services and administrative services. The fee is calculated as a percentage of the daily net assets of the Fund and is paid monthly. For the Fund’s most recent fiscal year, management services fees paid to the Investment Manager by the Fund amounted to 0.87% of average daily net assets of the Fund, before any applicable reimbursements.
A discussion regarding the basis for the Board’s approval of the renewal of the Fund's management agreement is available in the Fund’s Form N-CSR for the fiscal period ended June 30, 2025.
The Investment Manager has, with the approval of the Board, engaged an investment subadviser(s) to make the day-to-day investment decisions for the Fund. The Investment Manager pays the subadviser(s) for investment advisory services and retains ultimate responsibility (subject to Board oversight) for overseeing any subadviser it engages and for evaluating the Fund’s needs and the subadvisers’ skills and abilities on an ongoing basis. Based on its evaluations, the Investment Manager may at times recommend to the Board that the Fund change, add or terminate one or more subadvisers; continue to retain a subadviser even though the subadviser’s ownership or corporate structure has changed; or materially change a subadvisory agreement with a subadviser. A discussion regarding the basis for the Board’s approval of the renewal of the investment subadvisory agreements with SBH and William Blair is available in the Fund’s Form N-CSR for the fiscal period ended June 30, 2025.
The date the Subadvisers began serving the Fund is set forth under Subadvisers below. Any performance of the Fund prior to the date the Subadvisers began serving was achieved by one or more different subadvisers. Similarly, the portfolio turnover rate for periods prior to the Subadvisers’ management of the Fund was the result of management by one or more different subadvisers. A change in subadvisers may result in increased portfolio turnover.
Subadvisers
SBH, which has served as Subadviser to the Fund since August 2014, is located at 10 S. Wacker Drive, Suite 3100, Chicago IL 60606. SBH, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information, under a subadvisory agreement with Columbia Management. SBH is a registered investment advisor established in 1994. SBH provides
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professional portfolio management of domestic and international equity, domestic fixed income and balanced portfolios, and alternative investments, to clients which include foundations, endowments, corporations, public funds, multi-employer plans and wealth management clients.
William Blair, which has served as Subadviser to the Fund since May 2021, is located at 150 North Riverside Plaza, Chicago, IL 60606. William Blair, subject to the supervision of Columbia Management, provides day-to-day management of a portion of the Fund’s portfolio, as well as investment research and statistical information, under a subadvisory agreement with Columbia Management. William Blair provides investment management services to mutual funds, private and public pension funds, insurance companies, endowments, foundations and sovereign wealth funds.
Portfolio Managers
Information about the portfolio managers primarily responsible for overseeing the Fund’s investments is shown below. The SAI provides additional information about the portfolio managers, including information relating to compensation, other accounts managed by the portfolio managers, and ownership by the portfolio managers of Fund shares.
Subadviser: Segall Bryant & Hamill, LLC d/b/a CI SBH Asset Management (SBH)
Portfolio Management	Title	Role with Fund	Managed Fund Since
Mark Dickherber, CFA, CPA	Director of Small Cap Strategies of SBH	Co-Portfolio Manager	2014
Shaun Nicholson	Senior Portfolio Manager of SBH	Co-Portfolio Manager	2014
Mr. Dickherber joined SBH in 2007. Mr. Dickherber began his investment career in 1996 and earned a B.S. from the University of Missouri – St. Louis.
Mr. Nicholson joined SBH in 2011. Mr. Nicholson began his investment career in 2002 and earned a B.S. from Seton Hall University and an M.B.A. from the University of Missouri – St. Louis.
Subadviser: William Blair Investment Management, LLC (William Blair)
Portfolio Management	Title	Role with Fund	Managed Fund Since
William V. Heaphy, CFA	Head of the U.S. Value Equity Team and Portfolio Manager of William Blair	Co-Portfolio Manager	2021
Matthew Fleming, CFA	Portfolio Manager of William Blair	Co-Portfolio Manager	2024
Mark Goodman, CFA	Portfolio Manager of William Blair	Co-Portfolio Manager	October 2025
Mr. Heaphy joined William Blair in 2021. Prior to joining William Blair, Mr. Heaphy worked at Investment Counselors of Maryland, LLC from 1994 to 2021. Mr. Heaphy began his investment career in 1994 and earned a B.S. from Lehigh University and a J.D. from the University of Maryland School of Law.
Mr. Fleming joined William Blair in 2021. Prior to joining William Blair, Mr. Fleming worked at Investment Counselors of Maryland, LLC from 2008 to 2021. Mr. Fleming began his investment career in 1996 and earned a B.A. from Princeton University.
Mr. Goodman joined William Blair in 2025. Prior to joining William Blair, Mr. Goodman worked at Wellington Management Company LLP from 2019 to 2025. Mr. Goodman began his investment career in 2000 and earned a B.S. from The University of Virginia.
The Distributor
Shares of the Fund are distributed by Columbia Management Investment Distributors, Inc., which is located at 290 Congress Street, Boston, MA 02210. The Distributor is a registered broker-dealer and an indirect, wholly-owned subsidiary of Ameriprise Financial. The Distributor and its affiliates may pay commissions, distribution and service fees and/or other compensation to entities, including Ameriprise Financial affiliates, for selling shares and providing services to investors.
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The Transfer Agent
Columbia Management Investment Services Corp. is a registered transfer agent and wholly-owned subsidiary of Ameriprise Financial. The Transfer Agent is located at 290 Congress Street, Boston, MA 02210, and its responsibilities include processing purchases, redemptions and transfers of Fund shares, calculating and paying distributions, maintaining shareholder records, preparing account statements and providing customer service. The Transfer Agent has engaged SS&C GIDS, Inc. to provide various sub-transfer agency services. The Fund pays a service fee to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners and the separate accounts. The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest
The Investment Manager, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, provide various services to the Fund and other Columbia Funds for which they are compensated. Ameriprise Financial and its other affiliates may also provide other services to these funds and be compensated for them.
The Investment Manager and its affiliates may provide investment advisory and other services to other clients and customers substantially similar to those provided to the Columbia Funds. These activities, and other financial services activities of Ameriprise Financial and its affiliates, may present actual and potential conflicts of interest and introduce certain investment constraints.
Ameriprise Financial is a major financial services company, engaged in a broad range of financial activities beyond the fund-related activities of the Investment Manager, including, among others, insurance, broker-dealer (sales and trading), asset management, banking and other financial activities. These additional activities may involve multiple advisory, financial, insurance and other interests in securities and other instruments, and in companies that issue securities and other instruments, that may be bought, sold or held by the Columbia Funds.
Conflicts of interest and limitations that could affect a Columbia Fund may arise from, for example, the following:
■
compensation and other benefits received by the Investment Manager and other Ameriprise Financial affiliates related to the management/administration of a Columbia Fund and the sale of its shares;
■
the allocation of, and competition for, investment opportunities among the Fund, other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates, or Ameriprise Financial itself and its affiliates;
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separate and potentially divergent management of a Columbia Fund and other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates;
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regulatory and other investment restrictions on investment activities of the Investment Manager and other Ameriprise Financial affiliates and accounts advised/managed by them;
■
insurance and other relationships of Ameriprise Financial affiliates with companies and other entities in which a Columbia Fund invests;
■
regulatory and other restrictions relating to the sharing of information between Ameriprise Financial and its affiliates, including the Investment Manager, and a Columbia Fund; and
■
insurance companies investing in the Fund may be affiliates of Ameriprise Financial; these affiliated insurance companies, individually and collectively, may hold through separate accounts a significant portion of the Fund's shares and may also invest in separate accounts managed by the Investment Manager that have the same or substantially similar investment objectives and strategies as the Fund.
The Investment Manager and Ameriprise Financial have adopted various policies and procedures that are intended to identify, monitor and address conflicts of interest. However, there is no assurance that these policies, procedures and disclosures will be effective.
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Additional information about Ameriprise Financial and the types of conflicts of interest and other matters referenced above is set forth in the Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest section of the SAI. Investors in the Columbia Funds should carefully review these disclosures and consult with their financial advisor if they have any questions.
Certain Legal Matters
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Information regarding certain pending and settled legal proceedings may be found in the Fund’s Form N-CSR and in the SAI. Additionally, Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at sec.gov.
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Variable Portfolio – Partners Small Cap Value Fund
About Fund Shares and Transactions
Description of the Share Classes
Share Class Features
The Fund offers the classes of shares set forth on the cover of this prospectus. Each share class has its own cost structure and other features. The following summarizes the primary features of the Class 1, Class 2 and Class 3 shares.
	Class 1 Shares	Class 2 Shares	Class 3 Shares
Eligible Investors
Shares of the Fund are available only to separate accounts of participating insurance companies as underlying investments for variable annuity contracts and/or variable life insurance policies
(collectively, Contracts) or qualified pension and retirement plans (Qualified Plans) or other eligible investors authorized by the Distributor.

Investment Limits	none	none	none
Conversion Features	none	none	none
Front-End Sales Charges	none	none	none
Contingent Deferred Sales Charges (CDSCs)	none	none	none
Maximum Distribution and/or Service Fees	none	0.25%	0.125%
 FUNDamentals
Financial Intermediaries
The term “financial intermediary” refers to the insurance company that issued your contract, qualified pension or retirement plan sponsors or the financial intermediary that employs your financial advisor. Financial intermediaries also include broker-dealers and financial advisors as well as firms that employ broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other firms in the financial services industry, including Ameriprise Financial and its affiliates.
Distribution and/or Service Fees
Pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the 1940 Act), the Board has approved, and the Fund has adopted, a distribution plan which sets the distribution fees that are periodically deducted from the Fund’s assets for Class 2 and Class 3 shares. The distribution fee for Class 2 shares is 0.25% and the distribution fee for Class 3 shares is 0.125%. These fees are calculated daily, may vary by share class and are intended to compensate the Distributor and/or financial intermediaries for selling shares of the Fund and/or providing services to investors. Because the fees are paid out of the Fund’s assets on an ongoing basis, they will increase the cost of your investment over time.
The Fund will pay these fees to the Distributor and/or to eligible financial intermediaries for as long as the distribution plan continues. The Fund may reduce or discontinue payments at any time.
The Fund pays a service fee to participating insurance companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners, Qualified Plan participants and the separate accounts.
Financial Intermediary Compensation
The Distributor, the Investment Manager and their affiliates make payments, from their own resources, to financial intermediaries, primarily to affiliated and unaffiliated insurance companies, for marketing/sales support services relating to the Fund (Marketing Support Payments). Such payments are generally based upon one or more of the following factors: average net assets of the Columbia Funds sold by the Distributor attributable to that financial intermediary; gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary; or a negotiated lump sum payment. While the financial arrangements may vary for each financial intermediary, the Marketing Support Payments to any one financial intermediary are generally between 0.05% and
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Prospectus 2026

Variable Portfolio – Partners Small Cap Value Fund
About Fund Shares and Transactions (continued)
0.40% on an annual basis for payments based on average net assets of the Fund attributable to the financial intermediary, and between 0.05% and 0.25% on an annual basis for a financial intermediary receiving a payment based on gross sales of the Columbia Funds attributable to the financial intermediary.
As employee compensation and business unit operating goals at all levels are generally tied to the success of Ameriprise Financial, employees of Ameriprise Financial and its affiliates, including employees of affiliated broker-dealers and insurance companies, are incented to include shares of the Columbia Funds in Contracts offered by affiliated insurance companies. Certain employees, directly or indirectly, receive higher compensation and other benefits as investment in the Columbia Funds increases. In addition, management, sales leaders and other employees may spend more of their time and resources promoting Ameriprise Financial and its subsidiary companies, including the Distributor and the Investment Manager, and the products they offer, including the Fund.
In addition, the Transfer Agent has certain arrangements in place to compensate financial intermediaries, primarily to affiliated and unaffiliated insurance companies, that hold Fund shares through networked and omnibus accounts, including omnibus retirement plans, for services that they provide to beneficial Fund shareholders (Shareholder Services). Shareholder Services and related fees vary by financial intermediary and may include sub-accounting, sub-transfer agency, participant recordkeeping, shareholder or participant reporting, shareholder or participant transaction processing, maintenance of shareholder records, preparation of account statements and provision of customer service, and are not intended to include services that are primarily intended to result in the sale of Fund shares. Payments for Shareholder Services generally are not expected, with certain limited exceptions, to exceed 0.40% of the average aggregate value of the Fund’s shares. Each Fund pays the Transfer Agent a service fee equal to the payments made by the Transfer Agent to participating insurance companies and other financial intermediaries that provide Shareholder Services up to the lesser of the amount charged by the financial intermediary or a contractual asset-based cap. Payments of amounts that exceed the amount paid by the Fund are borne by the Transfer Agent, the Investment Manager and/or their affiliates.
In addition to the payments described above, the Distributor, the Investment Manager and their affiliates typically make other payments or allow promotional incentives to certain broker-dealers to the extent permitted by SEC and Financial Industry Regulatory Authority (FINRA) rules and by other applicable laws and regulations.
Amounts paid by the Distributor, the Investment Manager and their affiliates are paid out of their own resources and do not increase the amount paid by you or the Fund. You can find further details in the SAI about the payments made by the Distributor, the Investment Manager and their affiliates, as well as a list of the financial intermediaries, including Ameriprise Financial affiliates, to which the Distributor, the Investment Manager or their affiliates have agreed to make Marketing Support Payments and fee payments for Shareholder Services.
Your financial intermediary may charge you fees and commissions in addition to those described in this prospectus. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial advisors may have a conflict of interest or financial incentive with respect to recommendations regarding the Fund or any Contract or Qualified Plan that includes the Fund.
Share Price Determination
The price you pay or receive when you buy, sell or transfer shares is the Fund's next determined net asset value (or NAV) per share for a given share class. The Fund calculates the NAV per share for each class of shares of the Fund at the end of each business day, with the value of the Fund's shares based on the total value of all of the securities and other assets that it holds as of such specified time.
Prospectus 2026
25

Variable Portfolio – Partners Small Cap Value Fund
About Fund Shares and Transactions (continued)
 FUNDamentals
NAV Calculation
Each of the Fund's share classes calculates its NAV per share as follows:
NAV per share = (Value of assets of the share class) – (Liabilities of the share class)
Number of outstanding shares of the class
 FUNDamentals
Business Days
A business day is any day that the New York Stock Exchange (NYSE) is open. A business day typically ends at the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. The Fund will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as a close of regular trading on the NYSE for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Nonetheless, the NAV of Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Fund’s Board may approve or ratify. On holidays and other days when the NYSE is closed, the Fund’s NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund’s assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.
Equity securities listed on an exchange are typically valued at the closing price or last trade on their primary exchange at the close of business of the NYSE. Equity securities without a readily available closing price or that are not listed on any exchange are typically valued at the mean between the closing bid and asked prices. Other equity securities, debt securities and other assets are valued differently. For instance, bank loans trading in the secondary market are fair valued unless market quotations are readily available, fixed income investments maturing in 60 days or less are valued primarily using the amortized cost method, unless this methodology results in a valuation that does not approximate the market value of these securities, and those maturing in excess of 60 days are valued based on prices obtained from a pricing service, if available (which may represent market values or fair values). Investments in other open-end funds are valued at their published NAVs. The value of the Fund’s portfolio securities is determined in accordance with the valuation policy approved by the Board (the Valuation Policy). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Investment Manager as the Fund’s valuation designee. The Investment Manager, in turn, has authorized its valuation committee to make fair value determinations and to carry out supervisory and certain other functions relating to the valuation of Fund portfolio securities, pursuant to the Valuation Policy.
If a market price is not readily available or is deemed not to reflect market value for a portfolio security, the Investment Manager will determine the price based on a determination of the security's fair value pursuant to the Valuation Policy. In addition, the Investment Manager may use fair valuation techniques to price securities that trade on a foreign exchange when a significant event has occurred after the foreign exchange closes but before the time at which the Fund’s share price is calculated. Foreign exchanges typically close before the time at which Fund share prices are calculated, and may be closed altogether on days when the Fund is open. Such significant events affecting a foreign security may include, but are not limited to: (1) corporate actions, earnings announcements, litigation or other events impacting a single issuer; (2) governmental action that affects securities in one sector or country; (3) natural disasters or armed conflicts affecting a country or region; or (4) significant domestic or foreign market fluctuations. The Fund uses various criteria, including an evaluation of U.S. market moves after the close of foreign markets, in determining whether a foreign security's market price is readily available and reflective of market value and, if not, the fair value of the security.
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Variable Portfolio – Partners Small Cap Value Fund
About Fund Shares and Transactions (continued)
Fair valuation may have the effect of reducing stale pricing arbitrage opportunities presented by the pricing of Fund shares. However, when the Investment Manager uses fair valuation to price equity securities, it may value those securities higher or lower than another fund or manager would. Also, fair valuation of Fund holdings may cause the Fund's performance to diverge to a greater degree from the performance of various benchmark indices used to compare the Fund's performance because indices generally do not use fair valuation techniques. Because of the judgment involved in fair valuation decisions, there can be no assurance that the value ascribed to a particular security is accurate. The Fund has retained one or more independent fair valuation pricing services to assist in the fair valuation process for foreign securities.
Futures and options on futures are valued based upon the settlement price as determined by the principal exchange on which they are traded or, in the absence of a settlement price, at the mean of the closing bid and ask. Generally, over-the-counter derivatives, such as swaps and swaptions, are valued based on a price provided by an approved pricing service.
Shareholder Information
Each share class has its own cost structure and other features. Your product may not offer every share class. The Fund encourages you to consult with a financial advisor who can help you with your investment decisions and for more information about the share classes offered by the Fund and available under your product. Shares of the Fund are generally available for purchase only by participating insurance companies in connection with Contracts and Qualified Plan sponsors.
The Fund, the Distributor or the Transfer Agent may refuse any order to buy or transfer shares. If this happens, the Fund will return any money it received, but no interest will be paid on that money.
Shares of the Fund may not be purchased or sold directly by individual Contract owners or participants in a Qualified Plan. When you sell your shares through your Contract or Qualified Plan, the Fund is effectively buying them back. This is called a redemption. The right of redemption may be suspended or payment postponed whenever permitted by applicable laws and regulations, as described under Satisfying Fund Redemption Requests below.
Depending on the context, references to “you” or “your” herein refer either to the holder of a Contract, participant in a Qualified Plan or qualified institutional investor who may select Fund shares to fund his or her investment in the Contract or Qualified Plan or to the participating insurance company as the holder of Fund shares through one or more separate accounts or the Qualified Plan.
Satisfying Fund Redemption Requests
The Fund typically expects to send the redeeming participating insurance company or Qualified Plan sponsor payment for shares within two business days after your trade date. The Fund can suspend redemptions and/or delay payment of redemption proceeds for up to seven days. The Fund can also suspend redemptions and/or delay payment of redemption proceeds in excess of seven days under certain circumstances, including when the NYSE is closed or trading thereon is restricted or during emergency or other circumstances, including as determined by the SEC.
The Fund typically seeks to satisfy redemption requests from cash or cash equivalents held by the Fund, from the proceeds of orders to purchase Fund shares or from the proceeds of sales of Fund holdings effected in the normal course of managing the Fund. However, the Fund may have to sell Fund holdings, including in down markets, to meet heavier than usual redemption requests. For example, under stressed or abnormal market conditions or circumstances, including circumstances adversely affecting the liquidity of the Fund’s investments, the Fund may be more likely to be forced to sell Fund holdings to meet redemptions than under normal market circumstances. In these situations, the Fund’s portfolio managers may have to sell Fund holdings that would not otherwise be sold because, among other reasons, the current price to be received is less than the value of the holdings perceived by the Fund’s portfolio managers. The Fund may also, under certain circumstances (but more likely under stressed or abnormal market conditions or circumstances), borrow money under a credit facility to which the Fund and certain other Columbia Funds are parties or from other Columbia Funds under an interfund lending program (except for closed-end funds and money market funds, which are not eligible to borrow under the program). The Fund and the
Prospectus 2026
27

Variable Portfolio – Partners Small Cap Value Fund
About Fund Shares and Transactions (continued)
other Columbia Funds are limited as to the amount that each may individually and collectively borrow under the credit facility and the interfund lending program. As a result, borrowings available to the Fund under the credit facility and the interfund lending program might be insufficient, alone or in combination with the other strategies described herein, to satisfy Fund redemption requests. Please see About Fund Investments – Borrowings – Interfund Lending in the SAI for more information about the credit facility and interfund lending program. The Fund is also limited in the total amount it may borrow. The Fund may only borrow to the extent permitted by the 1940 Act, the rules and regulations thereunder, and any exemptive relief available to the Fund, which currently limit Fund borrowings to 33 1/3% of total assets (including any amounts borrowed) less liabilities (other than borrowings), plus an additional 5% of its total assets for temporary purposes (to be repaid within 60 days without extension or renewal), in each case determined at the time the borrowing is made.
In addition, the Fund reserves the right to honor redemption orders in whole or in part with in-kind distributions of Fund portfolio securities instead of cash if the Investment Manager, in its sole discretion, determines it to be in the best interest of the remaining shareholders. Such in-kind distributions typically represent a pro-rata portion of Fund portfolio assets subject to adjustments (e.g., for non-transferable securities, round lots and derivatives). In the event the Fund distributes portfolio securities in kind, shareholders may incur brokerage and other transaction costs associated with converting the portfolio securities into cash. Also, the portfolio securities may increase or decrease in value after they are distributed but before they are converted into cash. For U.S. federal income tax purposes, redemptions paid in securities are generally treated the same as redemptions paid in cash. If, during any 90-day period, you redeem shares in an amount greater than $250,000 or 1% of the Fund’s net assets (whichever is less), and if the Investment Manager determines it to be feasible and appropriate, the Fund may pay the redemption amount above such threshold by an in-kind distribution of Fund portfolio securities. Although shares of the Fund may not be purchased or sold by individual owners of Contracts or Qualified Plans, this policy applies indirectly to Contract and Qualified Plan owners.
Potential Conflicts of Interest – Mixed and Shared Funding
The Fund is available for purchase only through Contracts offered by participating insurance companies, Qualified Plans and other qualified institutional investors authorized by the Distributor. Due to differences in tax treatment and other considerations, the interests of various Contract owners, and the interests of Qualified Plan participants, if any, may conflict. The Fund does not foresee any disadvantages to investors arising from these potential conflicts of interest at this time. Nevertheless, the Board of the Fund intends to monitor events to identify any material irreconcilable conflicts which may arise, and to determine what action, if any, should be taken in response to any conflicts. If such a conflict were to arise, one or more separate accounts might be required to withdraw its investments in the Fund or shares of another mutual fund may be substituted. This might force the Fund to sell securities at disadvantageous prices.
Order Processing
Orders to buy and sell shares of the Fund that are placed by your participating insurance company or Qualified Plan sponsor are processed on business days. Orders received in “good form” by the Transfer Agent or a financial intermediary, including your participating insurance company or Qualified Plan sponsor, before the end of a business day are priced at the NAV per share of the Fund's applicable share class on that day. Orders received after the end of a business day will receive the next business day’s NAV per share. An order is in “good form” if the Transfer Agent or your financial intermediary has all of the information and documentation it deems necessary to effect your order. The market value of the Fund’s investments may change between the time you submit your order and the time the Fund next calculates its NAV per share. The business day that applies to your order is also called the trade date.
There is no sales charge associated with the purchase of Fund shares, but there may be charges associated with your Contract or Qualified Plan. Any charges that apply to your Contract or Qualified Plan, and any charges that apply to separate accounts of participating insurance companies or Qualified Plans that may own shares directly, are described in your separate Contract prospectus or Qualified Plan disclosure documents.
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Variable Portfolio – Partners Small Cap Value Fund
About Fund Shares and Transactions (continued)
You may transfer all or part of your investment in the Fund to one or more of the other investment options available under your Contract or Qualified Plan. You may provide instructions to sell any amount allocated to the Fund. Proceeds will be mailed within seven days after your surrender or withdrawal request is received in good form by an authorized agent. The amount you receive may be more or less than the amount you invested.
Please refer to your Contract prospectus or Qualified Plan disclosure documents, as applicable, for more information about transfers as well as surrenders and withdrawals.
Information Sharing Agreements
As required by Rule 22c-2 under the 1940 Act, the Fund or certain of its service providers will enter into information sharing agreements with financial intermediaries, including participating life insurance companies and financial intermediaries that sponsor or offer retirement plans through which shares of the Fund are made available for purchase. Pursuant to Rule 22c-2, financial intermediaries are required, upon request, to: (i) provide shareholder account and transaction information; and (ii) execute instructions from the Fund to restrict or prohibit further purchases of Fund shares by shareholders who have been identified by the Fund as having engaged in transactions that violate the Fund's excessive trading policies and procedures.
Excessive Trading Practices Policy of Non-Money Market Funds
Right to Reject or Restrict Share Transaction Orders — The Fund is intended for investors with long-term investment purposes and is not intended as a vehicle for frequent trading activity (market timing) that is excessive. Investors should transact in Fund shares primarily for investment purposes. The Board has adopted excessive trading policies and procedures that are designed to deter excessive trading by investors (the Excessive Trading Policies and Procedures). The Fund discourages and does not accommodate excessive trading. Investments in a Fund by institutional investors in connection with redemptions in-kind are exempt from the Excessive Trading Policies and Procedures because they generally do not raise market timing or excessive trading concerns. Further discussion about the Fund’s use of redemptions in-kind is available under Satisfying Fund Redemption Requests.
The Fund reserves the right to reject, without any prior notice, any purchase or transfer order for any reason, and will not be liable for any loss resulting from rejected orders. For example, the Fund may in its sole discretion restrict or reject a purchase or transfer order even if the transaction is not subject to the specific limitation described below if the Fund or its agents determine that accepting the order could interfere with efficient management of the Fund's portfolio or is otherwise contrary to the Fund's best interests. The Excessive Trading Policies and Procedures apply equally to purchase or transfer transactions communicated directly to the Transfer Agent and to those received by financial intermediaries.
Specific Buying and Transferring Limitations — If the Fund detects that an investor has made two “material round trips” in any 28-day period, it will generally reject the investor's future purchase orders, including transfer buy orders, involving any Fund.
For these purposes, a “round trip” is a purchase or transfer into the Fund followed by a sale or transfer out of the Fund, or a sale or transfer out of the Fund followed by a purchase or transfer into the Fund. A “material” round trip is one that is deemed by the Fund to be material in terms of its amount or its potential detrimental impact on the Fund. Independent of this limit, the Fund may, in its sole discretion, reject future purchase orders by any person, group or account that appears to have engaged in any type of excessive trading activity.
These limits generally do not apply to automated transactions or transactions by registered investment companies in a “fund-of-funds” structure. These limits do not apply to payroll deduction contributions by retirement plan participants, transactions initiated by a retirement plan sponsor or certain other retirement plan transactions consisting of rollover transactions, loan repayments and disbursements, and required minimum distribution redemptions. They may be modified or rescinded for accounts held by certain retirement plans to conform to plan limits, for considerations relating to the Employee Retirement Income Security Act of 1974 or regulations of the Department of Labor, and for certain asset allocation or wrap programs. Accounts known to be under common ownership or control generally will be counted together, but accounts maintained or managed by a common
Prospectus 2026
29

Variable Portfolio – Partners Small Cap Value Fund
About Fund Shares and Transactions (continued)
intermediary generally will not be considered to be under common ownership or control. The Fund reserves the right to modify these restrictions at any time without prior notice to shareholders. In addition, the Fund may, in its sole discretion, reinstate trading privileges that have been revoked under the Fund's Excessive Trading Policies and Procedures.
Limitations on the Ability to Detect and Prevent Excessive Trading Practices — The Fund takes various steps designed to detect and prevent excessive trading, including daily review of available shareholder transaction information. However, the Fund receives buy, sell or transfer orders through financial intermediaries, and cannot always know of or reasonably detect excessive trading that may be facilitated by financial intermediaries or by the use of the omnibus account arrangements they offer. Omnibus account arrangements are common forms of holding shares of mutual funds, particularly among certain financial intermediaries such as broker-dealers, retirement plans and variable insurance products. These arrangements often permit financial intermediaries to aggregate their clients' transactions and accounts, and in these circumstances, the identities of the financial intermediary clients that beneficially own Fund shares are often not known to the Fund.
Some financial intermediaries apply their own restrictions or policies to their clients’ transactions and accounts, which may be more or less restrictive than those described here. This may impact the Fund's ability to curtail excessive trading, even where it is identified. For these and other reasons, it is possible that excessive trading may occur despite the Fund's efforts to detect and prevent it.
Although these restrictions and policies involve judgments that are inherently subjective and may involve some selectivity in their application, the Fund seeks to act in a manner that it believes is consistent with the best interests of Fund shareholders in making any such judgments.
Risks of Excessive Trading — Excessive trading creates certain risks to the Fund's long-term shareholders and may create the following adverse effects:
■
negative impact on the Fund's performance;
■
potential dilution of the value of the Fund's shares;
■
interference with the efficient management of the Fund's portfolio, such as the need to maintain undesirably large cash positions, the need to use its line of credit or the need to buy or sell securities it otherwise would not have bought or sold;
■
losses on the sale of investments resulting from the need to sell securities at less favorable prices; and
■
increased brokerage and administrative costs.
To the extent that the Fund invests significantly in foreign securities traded on markets that close before the Fund's valuation time, it may be particularly susceptible to dilution, which may be exacerbated as a result of excessive trading. Because events may occur after the close of foreign markets and before the Fund's valuation time that influence the value of foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of foreign securities as of the Fund's valuation time. This is often referred to as price arbitrage. The Fund has adopted procedures designed to adjust closing market prices of foreign securities under certain circumstances to reflect what the Fund believes to be the fair value of those securities as of its valuation time. To the extent the adjustments do not work fully, investors engaging in price arbitrage may cause dilution in the value of the Fund's shares held by other shareholders.
Similarly, to the extent that the Fund invests significantly in thinly traded securities and other debt instruments that are rated below investment grade (commonly called “high-yield” or “junk” bonds), equity securities of small-capitalization companies, floating rate loans, or tax-exempt or other securities that may trade infrequently, because these securities are often traded infrequently, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities as of the Fund's valuation time. This is also a type of price arbitrage. Any such frequent trading strategies may interfere with efficient management of the Fund's portfolio to a greater degree than would be the case for mutual funds that invest only, or significantly, in highly liquid securities, in part because the Fund may have difficulty selling these particular investments at advantageous times or prices to satisfy large and/or frequent sell orders. Any successful price arbitrage may also cause dilution in the value of Fund shares held by non-redeeming shareholders.
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Variable Portfolio – Partners Small Cap Value Fund
About Fund Shares and Transactions (continued)
Excessive Trading Practices Policy of Columbia Variable Portfolio - Government Money Market Fund
A money market fund is designed to offer investors a liquid cash option that they may buy and sell as often as they wish. Accordingly, the Board has not adopted policies and procedures designed to discourage excessive or short-term trading of Columbia Variable Portfolio - Government Money Market Fund shares. However, since frequent purchases and sales of Columbia Variable Portfolio - Government Money Market Fund shares could in certain instances harm shareholders in various ways, including reducing the returns to long-term shareholders by increasing costs (such as spreads paid to dealers who trade money market instruments with Columbia Variable Portfolio - Government Money Market Fund) and disrupting portfolio management strategies, Columbia Variable Portfolio - Government Money Market Fund reserves the right, but has no obligation, to reject any purchase or transfer transaction at any time. Columbia Variable Portfolio - Government Money Market Fund has no limits on purchase or transfer transactions. In addition, Columbia Variable Portfolio - Government Money Market Fund reserves the right to impose or modify restrictions on purchases, transfers or trading of Fund shares at any time.
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Variable Portfolio – Partners Small Cap Value Fund
Distributions and Taxes
Distributions to Shareholders
A mutual fund can make money two ways:
■
It can earn income on its investments. Examples of fund income are interest paid on money market instruments and bonds, and dividends paid on common stocks.
■
A mutual fund can also have capital gains if the value of its investments increases.
In the case of the Fund, because the Fund expects to be treated as a partnership for tax purposes, it is not required to and does not expect to make regular distributions to its shareholders (other than in redemption of Fund shares), but may do so in the sole discretion of the Fund’s Board of Trustees (or its delegates).
Taxes and Your Investment
Taxation of the Fund: The Fund is currently treated and expects to continue to be treated as a partnership that is not a “publicly traded partnership” for U.S. federal income tax purposes. If the Fund were not to qualify for such treatment, the Fund could be subject to U.S. federal income tax at the Fund level, which would reduce the value of an investment in the Fund.
As a partnership that is not a “publicly traded partnership,” the Fund is generally not itself subject to U.S. federal income tax. Instead, each shareholder will be required to take into account for U.S. federal income tax purposes its allocable share of the Fund’s income, gains, losses, deductions, credits, and other tax items, without regard to whether such shareholder has received or will receive corresponding distributions from the Fund. In addition, unlike mutual funds that intend to be treated as regulated investment companies for U.S. federal income tax purposes, the Fund is not required to meet any specific qualifying income or distribution requirements, although to the extent regulated investment companies invest in the Fund, such requirements will be taken into account by the Fund.
Certain Fund income may be subject to tax in other countries, including withholding or other taxes on dividends, interest or capital gains. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. In certain countries the Fund may incur a higher rate of tax on dividends than it would have incurred if the Fund had been treated as a regulated investment company.
Taxation of Fund Shares: Shares of the Fund are only offered to separate accounts of participating insurance companies, Qualified Plans, and certain other eligible persons or plans permitted to hold shares of the Fund pursuant to the applicable U.S. Treasury Regulations without impairing the ability of participating insurance companies to satisfy the diversification requirements of Section 817(h) of the Internal Revenue Code of 1986, as amended. Each participating insurance company, including each participating insurance company that is an affiliate of the Investment Manager, includes in its taxable income any net investment income derived from the investment of assets held in its separate accounts because the insurance company is considered the owner of these assets under federal income tax law. The insurance company may claim certain tax benefits associated with this investment income, which benefits may be greater with respect to the Fund than if the Fund were treated as a regulated investment company for U.S. federal income tax purposes. These benefits, which may include foreign tax credits (which can reduce the insurance company’s U.S. taxes on foreign source income) and the corporate dividends-received deduction (which is a tax deduction for the insurance company attributable to certain dividends received by the Fund), are not passed on to Contract owners since the affiliated insurance company is the owner of the assets under federal tax law and is taxed on the investment income generated by the assets.
Taxation of Variable Annuity Contracts and Variable Life Insurance Policies: Your Contract may qualify for favorable tax treatment. Please refer to your Contract prospectus for more information about the tax implications of your investment in the Contract. As long as your Contract continues to qualify for such favorable tax treatment, you will not be taxed currently on your investment in the Fund through such Contract, even if the Fund makes allocations or distributions to the separate account and/or you change your investment options under the Contract. In order to qualify for such treatment, among other things, the separate accounts of participating insurance companies, which maintain and invest net proceeds from Contracts, must be “adequately diversified.” The Fund intends to operate in such a manner so that a separate account investing only in Fund shares on behalf of a holder of a Contract will be “adequately diversified.” If the Fund does not meet such requirements because its investments are not adequately
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Variable Portfolio – Partners Small Cap Value Fund
Distributions and Taxes (continued)
diversified, your Contract could lose its favorable tax treatment, and income and gain allocable to your Contract could be taxable currently to you. This could also occur if Contract holders are found to have an impermissible level of control over the investments underlying their Contracts or if the Fund does not qualify for treatment as a partnership that is not a “publicly traded partnership.” You should consult with the participating insurance company that issued your Contract, plan sponsor, or other eligible investor through which your investment in the Fund is made regarding the U.S. federal income taxation of your investment.
 FUNDamentals
Taxes
The information provided above is only a summary of how U.S. federal income taxes may affect your indirect investment in the Fund. It is not intended as a substitute for careful tax planning. Your investment in the Fund may have other tax implications. It does not apply to certain types of investors who may be subject to special rules, including foreign or tax-exempt investors or those holding Fund shares through a tax-advantaged account other than a Contract, such as a 401(k) plan or IRA. Please see the SAI for more detailed tax information. You should consult with your own tax advisor about the particular tax consequences to you of an investment in the Fund, including the effect of any foreign, state and local taxes, and the effect of possible changes in applicable tax laws.
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Variable Portfolio – Partners Small Cap Value Fund
Financial Highlights
The financial highlights table is intended to help you understand the Fund’s financial performance for the past five fiscal years or, if shorter, the Fund’s period of operations. Certain information reflects financial results for a single Fund share. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the Fund assuming all dividends and distributions had been reinvested. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total return for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%. This information has been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, is included in the Fund’s Form N-CSR, which is available upon request.
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Variable Portfolio – Partners Small Cap Value Fund
Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Year Ended 12/31/2025	$39.31	0.32	2.57	2.89
Year Ended 12/31/2024	$36.41	0.39	2.51	2.90
Year Ended 12/31/2023	$32.69	0.37	3.35	3.72
Year Ended 12/31/2022	$37.55	0.19	(5.05)	(4.86)
Year Ended 12/31/2021	$30.28	0.12	7.15	7.27
Class 2
Year Ended 12/31/2025	$37.89	0.21	2.47	2.68
Year Ended 12/31/2024	$35.18	0.28	2.43	2.71
Year Ended 12/31/2023	$31.67	0.28	3.23	3.51
Year Ended 12/31/2022	$36.47	0.11	(4.91)	(4.80)
Year Ended 12/31/2021	$29.47	0.03	6.97	7.00
Class 3
Year Ended 12/31/2025	$38.57	0.27	2.51	2.78
Year Ended 12/31/2024	$35.77	0.33	2.47	2.80
Year Ended 12/31/2023	$32.15	0.32	3.30	3.62
Year Ended 12/31/2022	$36.98	0.15	(4.98)	(4.83)
Year Ended 12/31/2021	$29.85	0.07	7.06	7.13

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund's reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
36
Prospectus 2026

Variable Portfolio – Partners Small Cap Value Fund
Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000's)
Class 1
Year Ended 12/31/2025	$42.20	7.35%	0.92%	0.83%	0.83%	36%	$330,499
Year Ended 12/31/2024	$39.31	7.96%	0.91%(c)	0.81%(c)	1.02%	27%	$330,910
Year Ended 12/31/2023	$36.41	11.38%	0.89%	0.83%	1.10%	26%	$517,746
Year Ended 12/31/2022	$32.69	(12.94%)	0.89%	0.87%	0.57%	23%	$509,055
Year Ended 12/31/2021	$37.55	24.01%	0.88%(c)	0.88%(c)	0.33%	104%	$651,132
Class 2
Year Ended 12/31/2025	$40.57	7.07%	1.17%	1.08%	0.57%	36%	$12,938
Year Ended 12/31/2024	$37.89	7.70%	1.16%(c)	1.06%(c)	0.76%	27%	$13,499
Year Ended 12/31/2023	$35.18	11.08%	1.15%	1.08%	0.86%	26%	$13,363
Year Ended 12/31/2022	$31.67	(13.16%)	1.14%	1.12%	0.34%	23%	$12,363
Year Ended 12/31/2021	$36.47	23.75%	1.14%(c)	1.13%(c)	0.10%	104%	$13,159
Class 3
Year Ended 12/31/2025	$41.35	7.21%	1.04%	0.95%	0.70%	36%	$66,924
Year Ended 12/31/2024	$38.57	7.83%	1.04%(c)	0.94%(c)	0.88%	27%	$69,682
Year Ended 12/31/2023	$35.77	11.26%	1.02%	0.95%	0.98%	26%	$73,725
Year Ended 12/31/2022	$32.15	(13.06%)	1.01%	0.99%	0.44%	23%	$72,319
Year Ended 12/31/2021	$36.98	23.89%	1.01%(c)	1.01%(c)	0.20%	104%	$92,957

Prospectus 2026
37

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Variable Portfolio – Partners Small Cap Value Fund

For More Information
The Fund is generally available only to owners of Contracts issued by participating insurance companies and participants in Qualified Plans. Please refer to your Contract prospectus or Qualified Plan disclosure documents for information about how to buy, sell and transfer shares of the Fund.
Additional Information About the Fund
Additional information about the Fund’s investments is available in the Fund’s annual and semiannual reports to shareholders and in Form N-CSR. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year. In the Fund’s Form N-CSR, you will find the Fund’s annual and semiannual financial statements. The SAI also provides additional information about the Fund and its policies. The SAI, which has been filed with the SEC, is legally part of this prospectus (incorporated by reference). To obtain these documents free of charge, to request other information about the Fund and to make shareholder inquiries, please contact the Fund as follows:
By Mail: Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
By Telephone: 800.345.6611
Online: columbiathreadneedleus.com
Reports and other information about the Fund are also available in the EDGAR Database on the SEC’s website at http://www.sec.gov. You can receive copies of this information, for a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov.
The investment company registration number of Columbia Funds Variable Series Trust II, of which the Fund is a series, is 811-22127.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.
The Fund is distributed by Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210.
© 2026 Columbia Threadneedle. All rights reserved.
PRO7058_12_E01_(05/26)

STATEMENT OF ADDITIONAL INFORMATION
May 1, 2026
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio – Contrarian Core Fund: Class 1 & Class 2
Columbia Variable Portfolio – Long Government/Credit Bond Fund: Class 1 & Class 2
Columbia Variable Portfolio – Small Cap Value Discovery Fund: Class 1 & Class 2
Columbia Variable Portfolio – Small Company Growth Fund: Class 1 & Class 2
Columbia Variable Portfolio – Strategic Income Fund: Class 1 & Class 2
Variable Portfolio – Managed Risk Fund: Class 2
Variable Portfolio – Managed Risk U.S. Fund: Class 2
Variable Portfolio – Managed Volatility Conservative Fund: Class 1 & Class 2
Variable Portfolio – Managed Volatility Conservative Growth Fund: Class 1 & Class 2
Variable Portfolio – Managed Volatility Growth Fund: Class 1 & Class 2
Variable Portfolio – U.S. Flexible Conservative Growth Fund: Class 1 & Class 2
Variable Portfolio – U.S. Flexible Growth Fund: Class 1 & Class 2
Variable Portfolio – U.S. Flexible Moderate Growth Fund: Class 1 & Class 2

Columbia Funds Variable Series Trust
Columbia Variable Portfolio – Acorn Fund: single class of shares
Columbia Variable Portfolio – Acorn International Fund: single class of shares

Columbia Funds Variable Series Trust II
Columbia Variable Portfolio – Balanced Fund: Class 1, Class 2 & Class 3
Columbia Variable Portfolio – Commodity Strategy Fund: Class 1 & Class 2
Columbia Variable Portfolio – Core Equity Fund*: single class of shares
Columbia Variable Portfolio – Cornerstone Equity Fund: Class 1 & Class 2
Columbia Variable Portfolio – Cornerstone Growth Fund: Class 1, Class 2 & Class 3
Columbia Variable Portfolio – Disciplined Core Fund: Class 1, Class 2 & Class 3
Columbia Variable Portfolio – Dividend Opportunity Fund: Class 1, Class 2 & Class 3
Columbia Variable Portfolio – Emerging Markets Bond Fund: Class 1 & Class 2
Columbia Variable Portfolio – Emerging Markets Fund: Class 1, Class 2 & Class 3
Columbia Variable Portfolio – Government Money Market Fund: Class 1, Class 2 & Class 3
Columbia Variable Portfolio – High Yield Bond Fund: Class 1, Class 2 & Class 3
Columbia Variable Portfolio – Income Opportunities Fund: Class 1, Class 2 & Class 3
Columbia Variable Portfolio – Intermediate Bond Fund: Class 1, Class 2 & Class 3
Columbia Variable Portfolio – Large Cap Index Fund: Class 1, Class 2 & Class 3
Columbia Variable Portfolio – Overseas Core Fund: Class 1, Class 2 & Class 3
Columbia Variable Portfolio – Select Corporate Income Fund: Class 1, Class 2 & Class 3
Columbia Variable Portfolio – Select Large Cap Value Fund: Class 1, Class 2 & Class 3
Columbia Variable Portfolio – Select Mid Cap Growth Fund: Class 1, Class 2 & Class 3
Columbia Variable Portfolio – Select Mid Cap Value Fund: Class 1, Class 2 & Class 3
Columbia Variable Portfolio – Select Short Corporate Income Fund: Class 1 & Class 2
Columbia Variable Portfolio – Select Small Cap Value Fund: Class 1, Class 2 & Class 3
Columbia Variable Portfolio – Seligman Global Technology Fund: Class 1 & Class 2
Columbia Variable Portfolio – U.S. Government Mortgage Fund: Class 1, Class 2 & Class 3
CTIVP® – BlackRock Global Inflation-Linked Securities Fund: Class 1, Class 2 & Class 3
CTIVP® – CenterSquare Real Estate Fund: Class 1 & Class 2
CTIVP® – Fidelity Institutional AM® Total Bond Fund: Class 1 & Class 2
CTIVP® – Principal Large Cap Growth Fund: Class 1 & Class 2
CTIVP® – T. Rowe Price Large Cap Value Fund: Class 1 & Class 2
CTIVP® – TCW Total Return Bond Fund: Class 1 & Class 2
CTIVP® – Victory Sycamore Established Value Fund: Class 1, Class 2 & Class 3
CTIVP® – Wellington Large Cap Value Fund: Class 1 & Class 2
CTIVP® – Westfield Mid Cap Growth Fund: Class 1 & Class 2
CTIVP® – Westfield Select Large Cap Growth Fund: Class 1 & Class 2
Variable Portfolio – Aggressive Portfolio: Class 1, Class 2 & Class 4

Variable Portfolio – Conservative Portfolio: Class 1, Class 2 & Class 4
Variable Portfolio – Managed Volatility Moderate Growth Fund: Class 1 & Class 2
Variable Portfolio – Moderate Portfolio: Class 1, Class 2 & Class 4
Variable Portfolio – Moderately Aggressive Portfolio: Class 1, Class 2 & Class 4
Variable Portfolio – Moderately Conservative Portfolio: Class 1, Class 2 & Class 4
Variable Portfolio – Partners Core Bond Fund: Class 1 & Class 2
Variable Portfolio – Partners Core Equity Fund: Class 1, Class 2 & Class 3
Variable Portfolio – Partners International Core Equity Fund: Class 1 & Class 2
Variable Portfolio – Partners International Growth Fund: Class 1 & Class 2
Variable Portfolio – Partners International Value Fund: Class 1 & Class 2
Variable Portfolio – Partners Small Cap Growth Fund: Class 1 & Class 2
Variable Portfolio – Partners Small Cap Value Fund: Class 1, Class 2 & Class 3
*
This Fund is closed to new investors.
Each Fund may offer shares to separate accounts (Separate Accounts) funding variable annuity contracts and variable life insurance policies (Contracts) issued by affiliated and unaffiliated life insurance companies as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors authorized by the Funds’ distributor (the Distributor). There are no exchange ticker symbols associated with shares of the Funds.
Unless the context indicates otherwise, references herein to “each Fund,” “the Fund,” “a Fund,” “the Funds” or “Funds” refer to each Fund named above.
This Statement of Additional Information (SAI) is not a prospectus, is not a substitute for reading any prospectus and is intended to be read in conjunction with each Fund’s current prospectus dated May 1, 2026. The most recent annual Form N-CSR for each Fund identified in the table below (as applicable), which includes the Fund’s audited financial statements for the period ended December 31, 2025, is incorporated herein by reference.
Copies of the Funds' current prospectuses, annual and semiannual reports, and Forms N-CSR (once available, as applicable) may be obtained without charge by writing Columbia Management Investment Services Corp., P.O. Box 219104, Kansas City, MO 64121-9104, by calling Columbia Funds at 800.345.6611, by contacting the applicable Participating Insurance Company or sponsor of a qualified pension or retirement plan (Qualified Plan), or by contacting the broker-dealers or other financial intermediaries offering certain variable annuity contracts or variable life insurance policies issued by the Participating Insurance Company through which shares of the Funds are available.
Fidelity Institutional AM is a registered service mark of FMR LLC. Used with permission.
Shareholder Reports
Trust, Fund Name and Fiscal Year End:
December 31
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio – Contrarian Core Fund	Form N-CSR
Columbia Variable Portfolio – Long Government/Credit Bond Fund	Form N-CSR
Columbia Variable Portfolio – Small Cap Value Discovery Fund	Form N-CSR
Columbia Variable Portfolio – Small Company Growth Fund	Form N-CSR
Columbia Variable Portfolio – Strategic Income Fund	Form N-CSR
Variable Portfolio – Managed Risk Fund	Form N-CSR
Variable Portfolio – Managed Risk U.S. Fund	Form N-CSR
Variable Portfolio – Managed Volatility Conservative Fund	Form N-CSR
Variable Portfolio – Managed Volatility Conservative Growth Fund	Form N-CSR
Variable Portfolio – Managed Volatility Growth Fund	Form N-CSR
Variable Portfolio – U.S. Flexible Conservative Growth Fund	Form N-CSR
Variable Portfolio – U.S. Flexible Growth Fund	Form N-CSR
Variable Portfolio – U.S. Flexible Moderate Growth Fund	Form N-CSR
Columbia Funds Variable Series Trust

Trust, Fund Name and Fiscal Year End:
Columbia Variable Portfolio – Acorn Fund	Form N-CSR
Columbia Variable Portfolio – Acorn International Fund	Form N-CSR
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio – Balanced Fund	Form N-CSR
Columbia Variable Portfolio – Commodity Strategy Fund	Form N-CSR
Columbia Variable Portfolio – Core Equity Fund	Form N-CSR
Columbia Variable Portfolio – Cornerstone Equity Fund	Form N-CSR
Columbia Variable Portfolio – Cornerstone Growth Fund	Form N-CSR
Columbia Variable Portfolio – Disciplined Core Fund	Form N-CSR
Columbia Variable Portfolio – Dividend Opportunity Fund	Form N-CSR
Columbia Variable Portfolio – Emerging Markets Bond Fund	Form N-CSR
Columbia Variable Portfolio – Emerging Markets Fund	Form N-CSR
Columbia Variable Portfolio – Government Money Market Fund	Form N-CSR
Columbia Variable Portfolio – High Yield Bond Fund	Form N-CSR
Columbia Variable Portfolio – Income Opportunities Fund	Form N-CSR
Columbia Variable Portfolio – Intermediate Bond Fund	Form N-CSR
Columbia Variable Portfolio – Large Cap Index Fund	Form N-CSR
Columbia Variable Portfolio – Overseas Core Fund	Form N-CSR
Columbia Variable Portfolio – Select Corporate Income Fund	Form N-CSR
Columbia Variable Portfolio – Select Large Cap Value Fund	Form N-CSR
Columbia Variable Portfolio – Select Mid Cap Growth Fund	Form N-CSR
Columbia Variable Portfolio – Select Mid Cap Value Fund	Form N-CSR
Columbia Variable Portfolio – Select Short Corporate Income Fund	Form N-CSR
Columbia Variable Portfolio – Select Small Cap Value Fund	Form N-CSR
Columbia Variable Portfolio – Seligman Global Technology Fund	Form N-CSR
Columbia Variable Portfolio – U.S. Government Mortgage Fund	Form N-CSR
CTIVP® – BlackRock Global Inflation-Linked Securities Fund	Form N-CSR
CTIVP® – CenterSquare Real Estate Fund	Form N-CSR
CTIVP® – Fidelity Institutional AM® Total Bond Fund	Form N-CSR
CTIVP® – Principal Large Cap Growth Fund	Form N-CSR
CTIVP® – T. Rowe Price Large Cap Value Fund	Form N-CSR
CTIVP® – TCW Total Return Bond Fund	Form N-CSR
CTIVP® – Victory Sycamore Established Value Fund	Form N-CSR
CTIVP® – Wellington Large Cap Value Fund	Form N-CSR
CTIVP® – Westfield Mid Cap Growth Fund	Form N-CSR
CTIVP® – Westfield Select Large Cap Growth Fund	Form N-CSR
Variable Portfolio – Aggressive Portfolio	Form N-CSR
Variable Portfolio – Conservative Portfolio	Form N-CSR
Variable Portfolio – Managed Volatility Moderate Growth Fund	Form N-CSR
Variable Portfolio – Moderate Portfolio	Form N-CSR
Variable Portfolio – Moderately Aggressive Portfolio	Form N-CSR
Variable Portfolio – Moderately Conservative Portfolio	Form N-CSR

Trust, Fund Name and Fiscal Year End:
Variable Portfolio – Partners Core Bond Fund	Form N-CSR
Variable Portfolio – Partners Core Equity Fund	Form N-CSR
Variable Portfolio – Partners International Core Equity Fund	Form N-CSR
Variable Portfolio – Partners International Growth Fund	Form N-CSR
Variable Portfolio – Partners International Value Fund	Form N-CSR
Variable Portfolio – Partners Small Cap Growth Fund	Form N-CSR
Variable Portfolio – Partners Small Cap Value Fund	Form N-CSR

Statement of Additional Information – May 1, 2026

SAI PRIMER
The SAI is a part of the Funds' registration statement that is filed with the SEC. The registration statement includes the Funds' prospectuses, the SAI and certain exhibits. The SAI, as supplemented from time to time, can be found online at columbiathreadneedleus.com and/or by accessing the SEC’s website at www.sec.gov.
For purposes of any electronic version of this SAI, all references to websites or universal resource locators (URLs) are intended to be inactive and are not meant to incorporate the contents of any such website or URL into this SAI, with the exception of the most recent Form N-CSR for each Fund, as noted on the front cover of this SAI.
The SAI generally provides additional information about the Funds that is not required to be in the Funds' prospectuses. The SAI expands discussions of certain matters described in the Funds' prospectuses and provides certain additional information about the Funds that may be of help or interest to some investors. Among other things, the SAI provides information about:
■
the organization of each Trust (of which the Funds are series);
■
the Funds' investments;
■
the Funds' investment adviser, investment subadviser(s) (if any) and other service providers, including roles and relationships of Ameriprise Financial and its affiliates, and conflicts of interest;
■
the governance of the Funds;
■
the Funds' brokerage practices;
■
the share classes offered by the Funds;
■
the purchase, redemption and pricing of Fund shares; and
■
the application of U.S. federal income tax laws.
If you have any questions about the Funds, please call Columbia Funds at 800.345.6611 or contact your financial advisor.
Throughout this SAI, the term “financial intermediary” may refer, generally, to one or more of the selling agents and/or servicing agents that are authorized to sell and/or service shares of the Funds, which may include broker-dealers and financial advisors as well as firms that employ such broker-dealers and financial advisors, including, for example, brokerage firms, banks, investment advisers, third party administrators and other financial intermediaries.
Before reading the SAI, you should consult the prospectus for the Fund as well as the Glossary below, which defines certain of the terms used in the SAI. Capitalized terms used in this SAI and not otherwise defined have the meanings given them in a Fund’s prospectus and any related prospectus supplements.
Glossary
1933 Act	Securities Act of 1933, as amended
1934 Act	Securities Exchange Act of 1934, as amended
1940 Act	Investment Company Act of 1940, as amended
Allspring	Allspring Global Investments, LLC
American Century	American Century Investment Management, Inc.
Ameriprise Financial	Ameriprise Financial, Inc.
BlackRock	BlackRock Financial Management, Inc.
BIL	BlackRock International Limited, an affiliate of BlackRock
Board	The Trust’s Board of Trustees
Statement of Additional Information – May 1, 2026

Business Day
Any day on which the NYSE is open for business. A business day typically ends at the close of regular trading on the NYSE, usually at 4:00
p.m. Eastern time. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. The Fund will not treat an intraday unscheduled disruption in NYSE trading or an intraday unscheduled closing as a close of regular trading on the NYSE for these purposes and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Notwithstanding the foregoing, the NAV of Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Fund’s Board may approve or ratify. On holidays and other days when the NYSE is closed, the Fund's NAV is not calculated and the Fund does not accept buy or sell orders. However, the value of the Fund's assets may still be affected on such days to the extent that the Fund holds foreign securities that trade on days that foreign securities markets are open.

CEA	Commodity Exchange Act

CenterSquare	CenterSquare Investment Management LLC
CFTC	The United States Commodity Futures Trading Commission
CFVIT	Columbia Funds Variable Insurance Trust
CFVST	Columbia Funds Variable Series Trust
CFVST II	Columbia Funds Variable Series Trust II
Code	Internal Revenue Code of 1986, as amended
Codes of Ethics
The codes of ethics adopted by the Funds, Columbia Management
Investment Advisers, LLC (the Investment Manager), Columbia
Management Investment Distributors, Inc. and/or any subadviser, as applicable, pursuant to Rule 17j-1 under the 1940 Act

Columbia Funds or Columbia Funds Complex
The fund complex, including the Funds, that is comprised of the registered investment companies, including traditional mutual funds, closed-end funds, and ETFs, advised by the Investment Manager or its affiliates

Columbia Management	Columbia Management Investment Advisers, LLC
Columbia Threadneedle Investments®	The global brand name of the Columbia and Threadneedle group of companies
Custodian(s)
JPMorgan Chase Bank, N.A. or State Street Bank and Trust Company
serves as custodian to the respective Funds, as described in this SAI.
During 2026, custody of the Funds is transitioning from JPMorgan Chase
Bank, N.A. to State Street Bank and Trust Company using a phased approach.

DBRS	Morningstar DBRS
Distribution Agreement	The Distribution Agreement between a Trust, on behalf of its Funds, and the Distributor
Distribution Plan(s)	One or more of the plans adopted by the Board pursuant to Rule 12b-1 under the 1940 Act for the distribution of the Funds’ shares
Distributor	Columbia Management Investment Distributors, Inc.
FDIC	Federal Deposit Insurance Corporation
FHLMC	The Federal Home Loan Mortgage Corporation
FIAM	FIAM, LLC
FINRA	Financial Industry Regulatory Authority
Fitch	Fitch Ratings, Inc.
FMR UK	FMR Investment Management (UK) Limited, an affiliate of FIAM
FNMA	Federal National Mortgage Association
The Fund(s) or a Fund	One or more of the open-end management investment companies listed on the front cover of this SAI
Statement of Additional Information – May 1, 2026

GICS
The Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. (MSCI®) and S&P Global
Market Intelligence Inc. (S&P Global Market Intelligence). GICS is a
service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by the Investment Manager. Neither GICS, MSCI, nor S&P
Global Market Intelligence are affiliated with the Funds, the Investment
Manager or any Columbia entity.

GNMA	Government National Mortgage Association
GSAL	Goldman Sachs Agency Lending, the securities lending agent for the Funds in CFVST, prior to November 30, 2025
GSAM	Goldman Sachs Asset Management, L.P.
Independent Trustees	The Trustees of the Board who are not “interested persons” (as defined in the 1940 Act) of the Funds
Interested Trustee	A Trustee of the Board who is currently deemed to be an “interested person” (as defined in the 1940 Act) of the Funds
Investment Manager	Columbia Management Investment Advisers, LLC
IRS	United States Internal Revenue Service
JPMIM	J.P. Morgan Investment Management Inc.
JPMorgan	JPMorgan Chase Bank, N.A.
KBRA	Kroll Bond Rating Agency
Loomis Sayles	Loomis, Sayles & Company, L.P.
MFS	Massachusetts Financial Services Company
Management Agreement	The Management Agreements, as amended, if applicable, between a Trust, on behalf of the Funds, and the Investment Manager
Moody’s Ratings	Moody’s Investors Service, Inc.
MSIM	Morgan Stanley Investment Management Inc.
NASDAQ	National Association of Securities Dealers Automated Quotations system
NAV	Net asset value per share of a Fund
NRSRO	Nationally recognized statistical ratings organization (such as, for example, Moody’s Ratings, Fitch or S&P Global Ratings)
NSCC	National Securities Clearing Corporation
NYSE	New York Stock Exchange
Participating Insurance Companies	Life insurance companies that issue the variable annuity contracts or variable life insurance policies through separate accounts for which the Funds serve as underlying investment vehicles
PwC	PricewaterhouseCoopers LLP
PGI	Principal Global Investors, LLC
Pzena	Pzena Investment Management, LLC
REIT	Real estate investment trust
REMIC	Real estate mortgage investment conduit
RIC	A “regulated investment company,” as such term is used in the Code
S&P
S&P Global Ratings, a division of S&P Global Inc. (“Standard & Poor’s”
and “S&P” are trademarks of S&P Global Inc. and have been licensed for use by the Investment Manager. The Columbia Funds are not sponsored, endorsed, sold or promoted by S&P Global Ratings, and S&P Global
Ratings makes no representation regarding the advisability of investing in the Columbia Funds.)

SAI	This Statement of Additional Information, as amended and supplemented from time-to-time
SBH	Segall Bryant & Hamill, LLC, d/b/a CI SBH Asset Management
Statement of Additional Information – May 1, 2026

Schroders	Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited, collectively
Scout	Scout Investments, Inc.
SEC	United States Securities and Exchange Commission
Shareholder Services Agreement	The Shareholder Services Agreement between a Trust, on behalf of its Funds, and the Transfer Agent
Shares	Shares of a Fund
SIMNA Inc.	Schroder Investment Management North America Inc.
SIMNA Ltd.	Schroder Investment Management North America Limited
SOFR	Secured Overnight Financing Rate
State Street	State Street Bank and Trust Company
Subadvisory Agreement	The Subadvisory Agreement among a Trust on behalf of the Fund(s), the Investment Manager and a Fund’s investment subadviser(s), as the context may require
Subsidiary	One or more wholly-owned subsidiaries of a Fund
T. Rowe Price	T. Rowe Price Associates, Inc.
TCW	TCW Investment Management Company LLC
Threadneedle	Threadneedle Asset Management Limited
Transfer Agent	Columbia Management Investment Services Corp.
Treasury Regulations	Regulations promulgated under the Code by the United States Treasury Department
Trustee(s)	One or more members of the Board
Trusts	CFVIT, CFVST and CFVST II, which are the registered investment companies in the Columbia Funds Complex to which this SAI relates
TSW	Thompson, Siegel & Walmsley LLC
VA Contracts	Variable annuity contracts
Victory Capital	Victory Capital Management Inc.
VLI Policy(ies)	Variable life insurance policy(ies)
VP – Managed Volatility Funds	Any variable portfolio fund that includes the words “Managed Risk,” “Managed Volatility,” or “U.S. Flexible” as part of the Fund’s name
VP – Portfolio Navigator Funds	VP – Aggressive Portfolio, VP – Conservative Portfolio, VP – Moderate Portfolio, VP – Moderately Aggressive Portfolio and VP – Moderately Conservative Portfolio
Walter Scott	Walter Scott & Partners Limited
Wellington	Wellington Management Company LLP
Westfield	Westfield Capital Management Company, L.P.
William Blair	William Blair Investment Management, LLC
Throughout this SAI, the Funds are referred to as follows:
Fund Name:	Referred to as:
Columbia Variable Portfolio – Acorn Fund	VP – Acorn Fund
Columbia Variable Portfolio – Acorn International Fund	VP – Acorn International Fund
Columbia Variable Portfolio – Balanced Fund	VP – Balanced Fund
Columbia Variable Portfolio – Commodity Strategy Fund	VP – Commodity Strategy Fund
Columbia Variable Portfolio – Contrarian Core Fund	VP – Contrarian Core Fund
Columbia Variable Portfolio – Core Equity Fund	VP – Core Equity Fund
Columbia Variable Portfolio – Cornerstone Equity Fund	VP – Cornerstone Equity Fund
Columbia Variable Portfolio – Cornerstone Growth Fund	VP – Cornerstone Growth Fund
Columbia Variable Portfolio – Disciplined Core Fund	VP – Disciplined Core Fund
Statement of Additional Information – May 1, 2026

Fund Name:	Referred to as:
Columbia Variable Portfolio – Dividend Opportunity Fund	VP – Dividend Opportunity Fund
Columbia Variable Portfolio – Emerging Markets Bond Fund	VP – Emerging Markets Bond Fund
Columbia Variable Portfolio – Emerging Markets Fund	VP – Emerging Markets Fund
Columbia Variable Portfolio – Government Money Market Fund	VP – Government Money Market Fund
Columbia Variable Portfolio – High Yield Bond Fund	VP – High Yield Bond Fund
Columbia Variable Portfolio – Income Opportunities Fund	VP – Income Opportunities Fund
Columbia Variable Portfolio – Intermediate Bond Fund	VP – Intermediate Bond Fund
Columbia Variable Portfolio – Large Cap Index Fund	VP – Large Cap Index Fund
Columbia Variable Portfolio – Long Government/Credit Bond Fund	VP – Long Government/Credit Bond Fund
Columbia Variable Portfolio – Overseas Core Fund	VP – Overseas Core Fund
Columbia Variable Portfolio – Select Corporate Income Fund	VP – Select Corporate Income Fund
Columbia Variable Portfolio – Select Large Cap Value Fund	VP – Select Large Cap Value Fund
Columbia Variable Portfolio – Select Mid Cap Growth Fund	VP – Select Mid Cap Growth Fund
Columbia Variable Portfolio – Select Mid Cap Value Fund	VP – Select Mid Cap Value Fund
Columbia Variable Portfolio – Select Short Corporate Income Fund	VP – Select Short Corporate Income Fund
Columbia Variable Portfolio – Select Small Cap Value Fund	VP – Select Small Cap Value Fund
Columbia Variable Portfolio – Seligman Global Technology Fund	VP – Seligman Global Technology Fund
Columbia Variable Portfolio – Small Cap Value Discovery Fund	VP – Small Cap Value Discovery Fund
Columbia Variable Portfolio – Small Company Growth Fund	VP – Small Company Growth Fund
Columbia Variable Portfolio – Strategic Income Fund	VP – Strategic Income Fund
Columbia Variable Portfolio – U.S. Government Mortgage Fund	VP – U.S. Government Mortgage Fund
CTIVP® – BlackRock Global Inflation-Linked Securities Fund	VP – BlackRock Global Inflation- Linked Securities Fund
CTIVP® – CenterSquare Real Estate Fund	VP – CenterSquare Real Estate Fund
CTIVP® – Fidelity Institutional AM® Total Bond Fund	VP – Fidelity Institutional AM® Total Bond Fund
CTIVP® – Principal Large Cap Growth Fund	VP – Principal Large Cap Growth Fund
CTIVP® – T. Rowe Price Large Cap Value Fund	VP – T. Rowe Price Large Cap Value Fund
CTIVP® – TCW Total Return Bond Fund	VP – TCW Total Return Bond Fund
CTIVP® – Victory Sycamore Established Value Fund	VP – Victory Sycamore Established Value Fund
CTIVP® – Wellington Large Cap Value Fund	VP – Wellington Large Cap Value Fund
CTIVP® – Westfield Mid Cap Growth Fund	VP – Westfield Mid Cap Growth Fund
CTIVP® – Westfield Select Large Cap Growth Fund	VP – Westfield Select Large Cap Growth Fund
Variable Portfolio – Aggressive Portfolio	VP – Aggressive Portfolio
Variable Portfolio – Conservative Portfolio	VP – Conservative Portfolio
Variable Portfolio – Managed Risk Fund	VP – Managed Risk Fund
Variable Portfolio – Managed Risk U.S. Fund	VP – Managed Risk U.S. Fund
Variable Portfolio – Managed Volatility Conservative Fund	VP – MV Conservative Fund
Variable Portfolio – Managed Volatility Conservative Growth Fund	VP – MV Conservative Growth Fund
Variable Portfolio – Managed Volatility Growth Fund	VP – MV Growth Fund
Variable Portfolio – Managed Volatility Moderate Growth Fund	VP – MV Moderate Growth Fund
Variable Portfolio – Moderate Portfolio	VP – Moderate Portfolio
Variable Portfolio – Moderately Aggressive Portfolio	VP – Moderately Aggressive Portfolio
Variable Portfolio – Moderately Conservative Portfolio	VP – Moderately Conservative Portfolio
Variable Portfolio – Partners Core Bond Fund	VP – Partners Core Bond Fund
Variable Portfolio – Partners Core Equity Fund	VP – Partners Core Equity Fund
Statement of Additional Information – May 1, 2026

Fund Name:	Referred to as:
Variable Portfolio – Partners International Core Equity Fund	VP – Partners International Core Equity Fund
Variable Portfolio – Partners International Growth Fund	VP – Partners International Growth Fund
Variable Portfolio – Partners International Value Fund	VP – Partners International Value Fund
Variable Portfolio – Partners Small Cap Growth Fund	VP – Partners Small Cap Growth Fund
Variable Portfolio – Partners Small Cap Value Fund	VP – Partners Small Cap Value Fund
Variable Portfolio – U.S. Flexible Conservative Growth Fund	VP – U.S. Flexible Conservative Growth Fund
Variable Portfolio – U.S. Flexible Growth Fund	VP – U.S. Flexible Growth Fund
Variable Portfolio – U.S. Flexible Moderate Growth Fund	VP – U.S. Flexible Moderate Growth Fund
Statement of Additional Information – May 1, 2026

ABOUT THE Trusts
The Trusts are open-end management investment companies registered with the SEC under the 1940 Act with an address at 290 Congress Street, Boston, MA 02210.
CFVIT was organized as a Massachusetts business trust on June 9, 1987. On May 1, 2006, CFVIT changed its name from SteinRoe Variable Investment Trust to its current name. CFVST II was organized as a Massachusetts business trust on September 11, 2007. CFVST II was formerly named RiverSource Variable Series Trust, and was renamed Columbia Funds Variable Series Trust II as of April 25, 2011. CFVST was organized as a Massachusetts business trust on August 30, 1994. On June 1, 2025, CFVST changed its name from Wanger Advisors Trust to its current name. The offering of Fund shares is registered under the 1933 Act.
Each Fund has a fiscal year end of December 31. Each Fund’s prospectus is dated May 1, 2026.
Fund	Date Began Operations*	Diversified**	Fund Investment Category***
VP – Acorn Fund	May 3, 1995	Yes	Equity
VP – Acorn International Fund	May 3, 1995	Yes	Equity
VP – Aggressive Portfolio	May 7, 2010	Yes	Fund-of-funds – equity
VP – Balanced Fund	April 30, 1986	Yes	Flexible
VP – BlackRock Global Inflation- Linked Securities Fund	September 13, 2004	No	Fixed income
VP – CenterSquare Real Estate Fund	May 7, 2010	Yes	Equity
VP – Commodity Strategy Fund	April 30, 2013	Yes	Equity
VP – Conservative Portfolio	May 7, 2010	Yes	Fund-of-funds – fixed income
VP – Contrarian Core Fund	April 30, 2012	Yes	Equity
VP – Core Equity Fund	September 10, 2004	Yes	Equity
VP – Cornerstone Equity Fund	January 4, 2018	Yes	Equity
VP – Cornerstone Growth Fund	September 15, 1999	Yes	Equity
VP – Disciplined Core Fund	October 13, 1981	Yes	Equity
VP – Dividend Opportunity Fund	September 15, 1999	Yes	Equity
VP – Emerging Markets Bond Fund	April 30, 2012	No	Fixed income
VP – Emerging Markets Fund	May 1, 2000	Yes	Equity
VP – Fidelity Institutional AM® Total Bond Fund	May 7, 2010	Yes	Fixed income
VP – Government Money Market Fund	October 31, 1981	Yes	Money market
VP – High Yield Bond Fund	May 1, 1996	Yes	Fixed income
VP – Income Opportunities Fund	June 1, 2004	Yes	Fixed income
VP – Intermediate Bond Fund	October 13, 1981	Yes	Fixed income
VP – Large Cap Index Fund	May 1, 2000	Yes	Equity
VP – Long Government/Credit Bond Fund	April 30, 2013	Yes	Fixed income
VP – Managed Risk Fund	September 12, 2017	Yes	Fund-of-funds – equity
VP – Managed Risk U.S. Fund	September 12, 2017	Yes	Fund-of-funds – equity
VP – MV Conservative Fund	April 12, 2013	Yes	Fund-of-funds – fixed income
VP – MV Conservative Growth Fund	April 12, 2013	Yes	Fund-of-funds – equity
VP – MV Growth Fund	April 12, 2013	Yes	Fund-of-funds – equity
VP – MV Moderate Growth Fund	April 19, 2012	Yes	Fund-of-funds – equity
VP – Moderate Portfolio	May 7, 2010	Yes	Fund-of-funds – equity
VP – Moderately Aggressive Portfolio	May 7, 2010	Yes	Fund-of-funds – equity
Statement of Additional Information – May 1, 2026

Fund	Date Began Operations*	Diversified**	Fund Investment Category***
VP – Moderately Conservative Portfolio	May 7, 2010	Yes	Fund-of-funds – fixed income
VP – Overseas Core Fund	January 13, 1992	Yes	Equity
VP – Partners Core Bond Fund	May 7, 2010	Yes	Fixed income
VP – Partners Core Equity Fund	May 1, 2006	Yes	Equity
VP – Partners International Core Equity Fund	May 7, 2010	Yes	Equity
VP – Partners International Growth Fund	May 7, 2010	Yes	Equity
VP – Partners International Value Fund	May 7, 2010	Yes	Equity
VP – Partners Small Cap Growth Fund	May 7, 2010	Yes	Equity
VP – Partners Small Cap Value Fund	August 14, 2001	Yes	Equity
VP – Principal Large Cap Growth Fund	May 7, 2010	Yes	Equity
VP – Select Corporate Income Fund	May 1, 1996	Yes	Fixed income
VP – Select Large Cap Value Fund	February 4, 2004	Yes	Equity
VP – Select Mid Cap Growth Fund	May 1, 2001	Yes	Equity
VP – Select Mid Cap Value Fund	May 2, 2005	Yes	Equity
VP – Select Short Corporate Income Fund	May 7, 2010	Yes	Fixed income
VP – Select Small Cap Value Fund	September 15, 1999	Yes	Equity
VP – Seligman Global Technology Fund	May 1, 1996	No	Equity
VP – Small Cap Value Discovery Fund	May 19, 1998	Yes	Equity
VP – Small Company Growth Fund	January 1, 1989	Yes	Equity
VP – Strategic Income Fund	July 5, 1994	Yes	Fixed income
VP – T. Rowe Price Large Cap Value Fund	May 7, 2010	Yes	Equity
VP – TCW Total Return Bond Fund	May 7, 2010	Yes	Fixed income
VP – U.S. Flexible Conservative Growth Fund	November 2, 2016	Yes	Fund-of-funds – fixed income
VP – U.S. Flexible Growth Fund	November 2, 2016	Yes	Fund-of-funds – equity
VP – U.S. Flexible Moderate Growth Fund	November 2, 2016	Yes	Fund-of-funds – equity
VP – U.S. Government Mortgage Fund	September 15, 1999	Yes	Fixed income
VP – Victory Sycamore Established Value Fund	February 4, 2004	Yes	Equity
VP – Wellington Large Cap Value Fund	May 7, 2010	Yes	Equity
VP – Westfield Mid Cap Growth Fund	May 7, 2010	Yes	Equity
VP – Westfield Select Large Cap Growth Fund	May 7, 2010	Yes	Equity
*
Certain Funds reorganized into series of a Trust. The date of operations for these Funds represents the date on which the predecessor funds began operations.
Statement of Additional Information – May 1, 2026

**
A “diversified” Fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies. A “non-diversified” Fund may invest a greater percentage of its total assets in the securities of fewer issuers than a “diversified” fund, which increases the risk that a change in the value of any one investment held by the Fund could affect the overall value of the Fund more than it would affect that of a “diversified” fund holding a greater number of investments. Accordingly, a “non-diversified” Fund’s value will likely be more volatile than the value of a more diversified fund.
***
The Fund Investment Category is used as a convenient way to describe Funds in this SAI and should not be deemed a description of the Fund’s principal investment strategies, which are described in the Fund’s prospectus.
Statement of Additional Information – May 1, 2026

Name Changes. The table below identifies the Funds whose names have changed in the past five years, the effective date of the name change and the former name.
Fund	Effective Date of Name Change	Previous Fund Name
VP – Acorn Fund	June 1, 2025	Wanger Acorn
VP – Acorn International Fund	June 1, 2025	Wanger International
VP – BlackRock Global Inflation-Linked Securities Fund	May 1, 2026	CTIVP® – BlackRock Global Inflation-Protected Securities Fund
VP – Cornerstone Equity Fund	May 1, 2026	Columbia Variable Portfolio – Select Large Cap Equity Fund
VP – Cornerstone Growth Fund	May 1, 2026	Columbia Variable Portfolio – Large Cap Growth Fund
VP – Fidelity Institutional AM® Total Bond Fund	May 1, 2026	CTIVP® – American Century Diversified Bond Fund
VP – Principal Large Cap Growth Fund	June 1, 2025 May 1, 2022	CTIVP® – Principal Blue Chip Growth Fund CTIVP® – Loomis Sayles Growth Fund
VP – Select Corporate Income Fund	May 1, 2026 May 1, 2025	Columbia Variable Portfolio – Corporate Bond Fund Columbia Variable Portfolio – Global Strategic Income Fund
VP – Select Mid Cap Growth Fund	May 1, 2022	Columbia Variable Portfolio – Mid Cap Growth Fund
VP – Select Short Corporate Income Fund	May 1, 2026	Columbia Variable Portfolio – Limited Duration Credit Fund
VP – Small Cap Value Discovery Fund	May 1, 2026	Columbia Variable Portfolio – Small Cap Value Fund
VP – TCW Total Return Bond Fund	May 1, 2026	CTIVP® – TCW Core Plus Bond Fund
VP – Wellington Large Cap Value Fund	May 1, 2025	CTIVP® – MFS® Value Fund
VP – Westfield Select Large Cap Growth Fund	May 1, 2024	CTIVP® – Morgan Stanley Advantage Fund
Statement of Additional Information – May 1, 2026

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES
The following discussion of “fundamental” and “non-fundamental” investment policies and limitations for each Fund supplements the discussion of investment policies in the Funds' prospectuses. A fundamental policy may be changed only with Board and shareholder approval. A non-fundamental policy may be changed only with Board approval and does not require shareholder approval.
Unless otherwise noted in a Fund’s prospectus or this SAI, whenever an investment policy or limitation states a maximum percentage of a Fund’s assets that may be invested in any security or other asset, or sets forth a policy regarding an investment standard, compliance with such percentage limitation or standard will be determined solely at the time of the Fund’s acquisition of such security or asset (Time of Purchase Standard). Thus, a Fund may continue, subject to applicable law, to hold a security, even though it causes the Fund to exceed a percentage limitation or not meet a standard, because of post-acquisition changes, including fluctuation in the value of the Fund’s assets.
In adhering to the fundamental and non-fundamental investment restrictions and policies applicable to VP – Commodity Strategy Fund, the Fund will, to the extent possible, treat any assets of its Subsidiary generally as if the assets were held directly by the Fund.
Notwithstanding the policies set forth in this SAI for VP – Government Money Market Fund, the Fund will comply with the applicable provisions of Rule 2a-7 under the 1940 Act (Rule 2a-7).
Fundamental Policies
The table below shows Fund-specific policies that may be changed only with a “vote of a majority of the outstanding voting securities” of the Fund, which means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. The table indicates whether or not a fund has a policy on a particular topic. A dash indicates that the Fund does not have a Fundamental policy on a particular topic. The specific policy is stated in the paragraphs that follow the table.
Fund	A Buy or sell real estate	B Buy or sell commodities	C Issuer Diversification	D Lending	E Act as an underwriter	F Borrow money	G Issue Senior Securities	H Concentration
VP – Acorn Fund	A6	B9	C5	D5	E5	F5	G3	H9
VP – Acorn International Fund	A6	B9	C5	D5	E5	F5	G3	H9
VP – Aggressive Portfolio	A1	B4	C2	D1	E1	F1	G1	H1
VP – Balanced Fund	A1	B1	C1	D1	E1	F1	G1	H1
VP – BlackRock Global Inflation-Linked Securities Fund	A1	B1	—	D1	E1	F1	G1	H1
VP – CenterSquare Real Estate Fund	A1	B4	C2	D1	E1	F1	G1	H4
VP – Commodity Strategy Fund	A1	B6	C2	D1	E1	F1	G1	H5
VP – Conservative Portfolio	A1	B4	C2	D1	E1	F1	G1	H1
VP – Contrarian Core Fund	A5	B8	C4	D4	E4	F4	G2	H8
VP – Core Equity Fund	A1	B1	C1	D1	E1	F1	G1	H1
VP – Cornerstone Equity Fund	A4	B7	C2	D3	E3	F3	G1	H7
VP – Cornerstone Growth Fund	A1	B1	C1	D1	E1	F1	G1	H1
VP – Disciplined Core Fund	A1	B1	C1	D1	E1	F1	G1	H1
VP – Dividend Opportunity Fund	A1	B1	C1	D1	E1	F1	G1	H1
VP – Emerging Markets Fund	A1	B1	C1	D1	E1	F1	G1	H1
VP – Emerging Markets Bond Fund	A1	B5	—	D1	E1	F1	G1	H3
VP – Fidelity Institutional AM® Total Bond Fund	A1	B4	C2	D1	E1	F1	G1	H1
VP – Government Money Market Fund	A2	A2	C1	D1	E1	F1	G1	—
VP – High Yield Bond Fund	A1	B1	C1	D1	E1	F1	G1	H1
VP – Income Opportunities Fund	A1	B1	C1	D1	E1	F1	G1	H1
VP – Intermediate Bond Fund	A1	B1	C1	D1	E1	F1	G1	H1
Statement of Additional Information – May 1, 2026

Fund	A Buy or sell real estate	B Buy or sell commodities	C Issuer Diversification	D Lending	E Act as an underwriter	F Borrow money	G Issue Senior Securities	H Concentration
VP – Large Cap Index Fund	A1	B1	C1	D1	E1	F1	G1	H1
VP – Long Government/Credit Bond Fund	A5	B8	C4	D4	E4	F4	G2	H8
VP – Managed Risk Fund	A4	B7	C2	D3	E3	F3	G1	H7
VP – Managed Risk U.S. Fund	A4	B7	C2	D3	E3	F3	G1	H7
VP – MV Conservative Fund	A5	B8	C4	D4	E4	F4	G2	H8
VP – MV Conservative Growth Fund	A5	B8	C4	D4	E4	F4	G2	H8
VP – MV Growth Fund	A5	B8	C4	D4	E4	F4	G2	H8
VP – MV Moderate Growth Fund	A1	B1	C2	D1	E1	F1	G1	H6
VP – Moderate Portfolio	A1	B4	C2	D1	E1	F1	G1	H1
VP – Moderately Aggressive Portfolio	A1	B4	C2	D1	E1	F1	G1	H1
VP – Moderately Conservative Portfolio	A1	B4	C2	D1	E1	F1	G1	H1
VP – Overseas Core Fund	A1	B1	C1	D1	E1	F1	G1	H1
VP – Partners Core Bond Fund	A1	B4	C2	D1	E1	F1	G1	H1
VP – Partners Core Equity Fund	A1	B2	C1	D1	E1	F1	G1	H1
VP – Partners International Core Equity Fund	A1	B4	C2	D1	E1	F1	G1	H1
VP – Partners International Growth Fund	A1	B4	C2	D1	E1	F1	G1	H1
VP – Partners International Value Fund	A1	B4	C2	D1	E1	F1	G1	H1
VP – Partners Small Cap Growth Fund	A1	B4	C2	D1	E1	F1	G1	H1
VP – Partners Small Cap Value Fund	A1	B2	C1	D1	E1	F1	G1	H1
VP – Principal Large Cap Growth Fund	A1	B4	C2	D1	E1	F1	G1	H1
VP – Select Corporate Income Fund	A1	B1	C3	D1	E1	F1	G1	H1
VP – Select Large Cap Value Fund	A1	B2	C1	D1	E1	F1	G1	H1
VP – Select Mid Cap Growth Fund	A1	B1	C1	D1	E1	F1	G1	H1
VP – Select Mid Cap Value Fund	A1	B1	C1	D1	E1	F1	G1	H1
VP – Select Short Corporate Income Fund	A1	B4	C2	D1	E1	F1	G1	H1
VP – Select Small Cap Value Fund	A1	B1	C1	D1	E1	F1	G1	H1
VP – Seligman Global Technology Fund	A3	B3	—	D2	E2	F2	F2	H2
VP – Small Cap Value Discovery Fund	A5	B8	C4	D4	E4	F4	G2	H8
VP – Small Company Growth Fund	A5	B8	C4	D4	E4	F4	G2	H8
VP – Strategic Income Fund	A5	B8	C4	D4	E4	F4	G2	H8
VP – T. Rowe Price Large Cap Value Fund	A1	B4	C2	D1	E1	F1	G1	H1
VP – TCW Total Return Bond Fund	A1	B4	C2	D1	E1	F1	G1	H1
VP – U.S. Flexible Conservative Growth Fund	A4	B7	C2	D3	E3	F3	G1	H7
VP – U.S. Flexible Growth Fund	A4	B7	C2	D3	E3	F3	G1	H7
VP – U.S. Flexible Moderate Growth Fund	A4	B7	C2	D3	E3	F3	G1	H7
VP – U.S. Government Mortgage Fund	A1	B1	C1	D1	E1	F1	G1	H1
VP – Victory Sycamore Established Value Fund	A1	B2	C1	D1	E1	F1	G1	H1
VP – Wellington Large Cap Value Fund	A1	B4	C2	D1	E1	F1	G1	H1
VP – Westfield Mid Cap Growth Fund	A1	B4	C2	D1	E1	F1	G1	H1
VP – Westfield Select Large Cap Growth Fund	A1	B4	C2	D1	E1	F1	G1	H1
Statement of Additional Information – May 1, 2026

A.
Buy or sell real estate
A1 –
The Fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts. For purposes of this policy, real estate includes real estate limited partnerships.
A2 –
The Fund will not buy or sell real estate, commodities or commodity contracts. For purposes of this policy, real estate includes real estate limited partnerships.
A3 –
The Fund will not purchase or hold any real estate, except the Fund may invest in securities secured by real estate or interests therein or issued by persons (including real estate investment trusts) which deal in real estate or interests therein.
A4 –
The Fund will not buy or sell real estate, unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from investing in: (i) securities or other instruments backed by real estate or interests in real estate, (ii) securities or other instruments of issuers or entities that deal in real estate or are engaged in the real estate business, (iii) real estate investment trusts (REITs) or entities similar to REITs formed under the laws of non-U.S. countries or (iv) real estate or interests in real estate acquired through the exercise of its rights as a holder of securities secured by real estate or interests therein.
A5 –
The Fund may not purchase or sell real estate, except each Fund may: (i) purchase securities of issuers which deal or invest in real estate, (ii) purchase securities which are secured by real estate or interests in real estate and (iii) hold and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of securities which are secured by real estate or interests therein.
A6 –
The Fund may not purchase and sell real estate or interests in real estate, although it may invest in marketable securities of enterprises which invest in real estate or interests in real estate.
B.
Buy or sell physical commodities
B1 –
The Fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options and futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.
B2 –
The Fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options, futures contracts and foreign currency or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.
B3 –
The Fund will not purchase or sell commodities or commodity contracts, except to the extent permissible under applicable law and interpretations, as they may be amended from time to time.
B4 –
The Fund will not buy or sell physical commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the Fund from buying or selling options, futures contracts and foreign currency or from entering into forward currency contracts or from investing in securities or other instruments backed by, or whose value is derived from, physical commodities.
B5 –
The Fund will not buy or sell commodities unless acquired as a result of ownership of securities or other instruments, except this shall not prevent the fund from transacting in derivative instruments relating to commodities, including but not limited to, buying or selling options, swap contracts or futures contracts or from investing in securities or other instruments backed by, or whose value is derived from, commodities.
B6 –
The Fund will not buy or sell commodities, except that the Fund may to the extent consistent with its investment objective(s), invest in securities of companies that purchase or sell commodities or which invest in such programs, and purchase and sell options, forward contracts, futures contracts, and options on futures contracts and enter into swap contracts and other financial transactions relating to commodities. This restriction does not apply to foreign currency transactions including without limitation forward currency contracts. This restriction also does not prevent the Fund from investing up to 25% of its total assets in one or more wholly-owned subsidiaries (as described further herein and referred to herein collectively as the “Subsidiary”), thereby gaining exposure to the investment returns of commodities markets within the limitations of the federal tax requirements.*
B7 –
The Fund will not purchase or sell commodities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
B8 –
The Fund may not purchase or sell commodities, except that each Fund may to the extent consistent with its investment objective: (i) invest in securities of companies that purchase or sell commodities or which invest in such
Statement of Additional Information – May 1, 2026

programs, (ii) purchase and sell options, forward contracts, futures contracts, and options on futures contracts and (iii) enter into swap contracts and other financial transactions relating to commodities.* This limitation does not apply to foreign currency transactions including without limitation forward currency contracts.
B9 –
The Fund may not purchase and sell commodities or commodity contracts, except that it may enter into (a) futures and options on futures and (b) forward contracts.

*
For purposes of the fundamental investment policy on buying and selling physical commodities above, at the time of the establishment of the restriction for Funds that began investment operations before July 21, 2010, swap contracts on financial instruments or rates were not within the understanding of the term “commodities.” Notwithstanding any federal legislation or regulatory action by the CFTC that subjects such swaps to regulation by the CFTC, these Funds will not consider such instruments to be commodities for purposes of this restriction.
C.
Issuer Diversification*†δ
C1 –
The Fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the Fund’s assets may be invested without regard to this 10% limitation.
C2 –
The Fund will not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.
C3 –
The Fund will not purchase more than 10% of the outstanding voting securities of an issuer, except that up to 25% of the Fund’s assets may be invested without regard to this 10% limitation. For tax-exempt Funds, for purposes of this policy, the terms of a municipal security determine the issuer.
C4 –
The Fund may not purchase securities (except securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or it would own more than 10% of the voting securities of such issuer, except that: (i) up to 25% of its total assets may be invested without regard to these limitations and (ii) a Fund’s assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder, or any applicable exemptive relief.
C5 –
The Fund may not with respect to 75% of the value of the Fund’s total assets, invest more than 5% of its total assets (valued at the time of investment) in securities of a single issuer, except securities issued or guaranteed by the government of the U.S., or any of its agencies or instrumentalities.

*
For purposes of applying the limitation set forth in its issuer diversification policy above, a Fund does not consider futures or swaps central counterparties, where the Fund has exposure to such central counterparties in the course of making investments in futures and securities, to be issuers.
δ
VP – Large Cap Index Fund is passively managed to track an unaffiliated index, and the Fund may hold a non-diversified portfolio to the extent that its index’s holdings represent a non-diversified portfolio.
†
For purposes of applying the limitation set forth in its issuer diversification policy, under certain circumstances, a Fund may treat an investment, if any, in a municipal bond refunded with escrowed U.S. Government securities as an investment in U.S. Government securities.
D.
Lending
D1 –
The Fund will not lend securities or participate in an interfund lending program if the total of all such loans would exceed 33 1∕3% of the Fund’s total assets, except this fundamental investment policy shall not prohibit the Fund from purchasing money market securities, loans, loan participation or other debt securities, or from entering into repurchase agreements.
D2 –
The Fund will not make loans, except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC.
D3 –
The Fund will not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
D4 –
The Fund may not make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
D5 –
The Fund may not make loans, but this restriction shall not prevent the Fund from (a) buying a part of an issue of bonds, debentures, or other obligations that are publicly distributed, or from investing up to an aggregate of 15% of its total assets (taken at market value at the time of each purchase) in parts of issues of bonds, debentures or other
Statement of Additional Information – May 1, 2026

obligations of a type privately placed with financial institutions, (b) investing in repurchase agreements, or (c) lending portfolio securities, provided that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan).
E.
Act as an underwriter
E1 –
The Fund will not act as an underwriter (sell securities for others). However, under the securities laws, the Fund may be deemed to be an underwriter when it purchases securities directly from the issuer and later resells them.
E2 –
The Fund will not underwrite the securities of other issuers, except insofar as the Fund may be deemed an underwriter under the 1933 Act in disposing of a portfolio security or in connection with investments in other investment companies.
E3 –
The Fund will not underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer where the Fund later resells such securities. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered investment companies.
E4 –
The Fund may not underwrite any issue of securities issued by other persons within the meaning of the 1933 Act except when it might be deemed to be an underwriter either: (i) in connection with the disposition of a portfolio security; or (ii) in connection with the purchase of securities directly from the issuer thereof in accordance with the Fund’s investment objective. This restriction shall not limit the Fund’s ability to invest in securities issued by other registered investment companies.
E5 –
The Fund may not underwrite the distribution of securities of other issuers; however, the Fund may acquire “restricted” securities which, in the event of a resale, might be required to be registered under the 1933 Act on the ground that the Fund could be regarded as an underwriter as defined by that act with respect to such resale; but the Fund will limit its total investment in restricted securities and in other securities for which there is no ready market, including repurchase agreements maturing in more than seven days, to not more than 15% of its net assets at the time of acquisition.
F.
Borrowing
F1 –
The Fund will not borrow money, except for temporary purposes (not for leveraging or investment) in an amount not exceeding 33 1∕3% of its total assets (including the amount borrowed) less liabilities (other than borrowings) immediately after the borrowings.
F2 –
The Fund will not issue senior securities or borrow money, except as permitted by the 1940 Act or any rule thereunder, any SEC or SEC staff interpretations thereof or any exceptions therefrom which may be granted by the SEC. For borrowing, the 1940 Act permits a fund to borrow up to 33 1∕3% of its total assets (including the amounts borrowed) from banks, plus an additional 5% of its total assets for temporary purposes, which may be borrowed from banks or other sources.
F3 –
The Fund will not borrow money except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
F4 –
The Fund may not borrow money except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
F5 –
The Fund may not borrow money except (a) from banks for temporary or emergency purposes in amounts not exceeding 33% of the value of the Fund’s total assets at the time of borrowing, and (b) in connection with transactions in options, futures and options on futures.*

*
State insurance laws currently restrict a Fund’s borrowings to facilitate redemptions to no more than 25% of the Fund’s net assets.
G.
Issue senior securities
G1 –
The Fund will not issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
G2 –
The Fund may not issue senior securities, except as permitted under the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
G3 –
The Fund may not issue a senior security except to the extent permitted under the 1940 Act.
Statement of Additional Information – May 1, 2026

H.
Concentration*
H1 –
The Fund will not concentrate in any one industry. According to the present interpretation by the SEC, this means that up to 25% of the Fund’s total assets, based on current market value at time of purchase, can be invested in any one industry.
H2 –
The Fund will, under normal market conditions, invest at least 25% of the value of its total assets at the time of purchase in the securities of issuers conducting their principal business activities in the technology and related group of industries, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies or subsidiaries to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
H3 –
While the Fund may invest 25% or more of its total assets in the securities of foreign governmental and corporate entities located in the same country, it will not invest 25% or more of its total assets in any single foreign governmental issuer.
H4 –
The Fund will not invest more than 25% of the market value of its total assets in the securities of issuers in any particular industry, except the Fund will invest more than 25% of the value of its total assets in securities of issuers principally engaged in the real estate industry and may invest without limit in securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities.
H5 –
The Fund will not invest 25% or more of its total assets in securities of corporate issuers engaged in any one industry. The foregoing restriction does not apply to securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or repurchase agreements secured by them. In addition, the foregoing restriction shall not apply to or limit the Fund’s counterparties in commodities-related transactions.
H6 –
The Fund will not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
H7 –
The Fund will not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more investment companies or subsidiaries to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
H8 –
The Fund may not purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States or any of their agencies, instrumentalities or political subdivisions; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies or subsidiaries to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
H9 –
The Fund may not invest more than 25% of its assets (valued at the time of investment) in securities of companies in any one industry.

*
For purposes of applying the limitation set forth in its concentration policy above, a Fund will generally use the industry classifications provided by GICS for classification of issuers of equity securities and the classifications provided by the Bloomberg U.S. Aggregate Bond Index for classification of issues of fixed-income securities. A Fund considers the investments of any underlying funds in which it invests, and will consider the portfolio positions applying the Time of Purchase Standard, which in the case of unaffiliated underlying funds is based on portfolio information made publicly available by them. A Fund does not consider futures or swaps clearinghouses or securities clearinghouses, where the Fund has exposure to such clearinghouses in the course of making investments in futures and securities, to be part of any industry.
Statement of Additional Information – May 1, 2026

In addition to the policies described above and any fundamental policy described in the prospectus:
Additionally, for each of VP – Acorn Fund and VP Acorn International Fund, the Fund may not:
■
Acquire securities of any one issuer that at the time of investment (a) represent more than 10% of the voting securities of the issuer or (b) have a value greater than 10% of the value of the outstanding securities of the issuer.
■
Make margin purchases of securities, except for use of such short-term credits as are needed for clearance of transactions and except in connection with transactions in options, futures and options on futures.
Additionally for VP – Government Money Market Fund, the Fund will not:
■
Buy on margin or sell short or deal in options to buy or sell securities.
■
Purchase common stocks, preferred stocks, warrants, other equity securities, corporate bonds or debentures, state bonds, municipal bonds, or industrial revenue bonds.
■
Intentionally invest more than 25% of the Fund’s assets taken at market value in any particular industry, except with respect to investing in U.S. government or agency securities and bank obligations. Investments are varied according to what is judged advantageous under different economic conditions.
Additionally for VP – Seligman Global Technology Fund, the Fund will not:
■
Purchase securities on margin except as permitted by the 1940 Act or any rule thereunder, any Securities and Exchange Commission (the “SEC”) or SEC staff interpretations thereof or any exemptions therefrom which may be granted by the SEC.
Non-fundamental Policies
The following non-fundamental policies may be changed by the Board at any time and may be in addition to those described in the Funds' prospectus.
Investment in Illiquid Investments
For money market funds: No more than 5% of a money market fund’s total assets will be held in securities and other instruments that are illiquid. For purposes of this policy, an illiquid security is a security that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the Fund.
For any other fund: No Fund may acquire any illiquid investment if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. For these purposes, an “illiquid investment” means any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.
Investment in Other Investment Companies
The Funds may not purchase securities of other investment companies except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
Investment in Foreign Securities
For all funds under CFVST II EXCEPT VP – BlackRock Global Inflation-Linked Securities Fund, VP – CenterSquare Real Estate Fund, VP – Commodity Strategy Fund, VP – Emerging Markets Bond Fund, VP – Emerging Markets Fund, VP – Government Money Market Fund, VP – Large Cap Index Fund, VP – MV Moderate Growth Fund, VP – Overseas Core Fund, VP – Partners International Core Equity Fund, VP – Partners International Growth Fund, VP – Partners International Value Fund, VP – Portfolio Navigator Funds, and VP – Select Corporate Income Fund:
■
Up to 25% of the Fund’s net assets may be invested in foreign investments.
For VP – Balanced Fund and VP – Select Mid Cap Growth Fund:
■
Up to 20% of the Fund’s net assets may be invested in foreign investments.
For VP – Cornerstone Equity Fund:
■
Up to 20% of the Fund’s total assets may be invested in foreign investments.
For VP – Contrarian Core Fund:
■
Up to 20% of the Fund’s net assets may be invested in foreign securities, either directly or indirectly through depositary receipts.
Statement of Additional Information – May 1, 2026

For VP – Long Government/Credit Bond Fund:
■
Up to 25% of the Fund’s net assets may be invested in U.S. dollar-denominated foreign debt securities and instruments, including those of foreign governments, non-governmental issuers or other entities.
For VP – Small Cap Value Discovery Fund:
■
Up to 20% of the Fund’s total assets may be invested in foreign securities.
For VP – Small Company Growth Fund:
■
The Fund will be invested in a minimum of five different foreign countries at all times when it holds investments in foreign securities. However, this minimum is reduced to four when foreign country investments comprise less than 80% of the Fund’s net asset value; to three when less than 60% of such value; to two when less than 40%; and to one when less than 20%.
■
Except as set forth in the item below, the Fund will have no more than 20% of its net asset value invested in securities of issuers located in any one foreign country.
■
The Fund may have an additional 15% of its value invested in securities of issuers located in any one of the following countries: Australia, Canada, France, Japan, the United Kingdom or Germany.
For VP – Strategic Income Fund:
■
The Fund may invest in debt securities issued by foreign governments, companies or other entities, including in emerging market countries and non-dollar denominated securities.
For VP – Westfield Select Large Cap Growth Fund:
■
Up to 15% of the Fund’s net assets may be invested in foreign investments.
For VP – Government Money Market Fund:
■
The Fund will not (subject to the succeeding sentence) purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (i) there is no limitation with respect to government securities, cash and/or repurchase agreements collateralized solely by government securities or cash; and (ii) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. If, at a future date, the Fund ceases to be a government money market fund and becomes a money market fund that may invest significantly in Rule 2a-7 eligible securities issued by non-government entities, the Fund may invest more than 25% of its total assets in money market instruments issued by U.S. banks or U.S. branches of foreign banks (subject to the applicable requirements of Rule 2a-7) and U.S. Government securities.
For VP – Seligman Global Technology Fund:
■
The Fund will not purchase securities from or sell securities to any of its officers or Trustees, except with respect to its own shares and as permissible under applicable statutes, rules and regulations.
■
The Fund will not invest more than 5% of the value of its net assets, valued at the lower of cost or market, in warrants, of which no more than 2% of net assets may be invested in warrants and rights not listed on the New York or American Stock Exchange. For this purpose, warrants acquired by the Fund in units or attached to securities may be deemed to have been purchased without cost.
Selling Securities Short
■
Each series of CFVIT (other than those Funds listed below) may not sell securities short, except as permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.
■
VP – Acorn Fund and VP – Acorn International Fund may not sell securities short or maintain a short position.
■
VP – Small Cap Value Discovery Fund and VP – Strategic Income Fund may not have a short position, unless the Fund owns, or owns rights (exercisable without payment) to acquire, an equal amount of such securities.
Purchasing on Margin
■
VP – Small Cap Value Discovery Fund and VP – Strategic Income Fund may not purchase securities on margin, but may receive short-term credit to clear securities transactions and may make initial or maintenance margin deposits in connection with futures transactions.
Statement of Additional Information – May 1, 2026

■
VP – Small Company Growth Fund may not purchase securities on margin (but may receive short-term credit to clear securities transactions), make short sales of securities, or participate on a joint or a joint and several basis in any trading account in securities (except in connection with transactions in options, futures, and options on futures).
Purchasing and Selling Commodities
■
VP – Small Cap Value Discovery Fund and VP – Strategic Income Fund may not purchase or sell commodities contracts if the total initial margin and premiums on the contracts would exceed 5% of its total assets.
Warrant and Option Transactions
■
VP – Small Company Growth Fund may not invest more than 5% of its net assets (valued at time of purchase) in warrants, nor more than 2% of its net assets in warrants that are not listed on the New York or American Stock Exchanges;
■
VP – Small Company Growth Fund may not write an option on a security unless, in compliance with SEC requirements, cash or liquid securities equal in value to the commodity value (less any applicable margin deposits) have been deposited in a segregated account;
■
VP – Small Company Growth Fund may buy or sell an option on a security, a futures contract or an option on a futures contract so long as the total initial margin and premiums on the contracts do not exceed 5% of its total assets;
■
VP – Small Company Growth Fund may not purchase a put or call option if the aggregate premiums paid for all put and call options exceed 20% of its net assets (less the amount by which any such positions are in-the-money), excluding put and call options purchased as closing transactions.
Other Non-Fundamental Investment Policies
■
Each of VP – Acorn Fund and VP – Acorn International Fund may not acquire securities of other registered investment companies except in compliance with the 1940 Act.
■
Each of VP – Acorn Fund and VP – Acorn International Fund may not invest in companies for the purpose of management or the exercise of control.
■
Each of VP – Acorn Fund and VP – Acorn International Fund may not pledge, mortgage or hypothecate its assets, except as may be necessary in connection with permitted borrowings or in connection with short sales, options, futures and options on futures.
■
Each of VP – Acorn Fund and VP – Acorn International Fund may not acquire any illiquid investment (defined as any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment) if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments that are assets. If a Fund holds more than 15% of its net assets in illiquid investments that are assets: (a) It must cause the administrator of the Fund’s liquidity risk management program to report such an occurrence to the Board within one business day of the occurrence, with an explanation of the extent and causes of the occurrence, and how the Fund plans to bring its illiquid investments that are assets to or below 15% of its net assets within a reasonable period of time; and (b) If the amount of the Fund’s illiquid investments that are assets is still above 15% of its net assets 30 days from the occurrence (and at each consecutive 30 day period thereafter), the Board, including a majority of Independent Trustees, must assess whether the plan presented to it continues to be in the best interest of the Fund.
■
VP – Acorn Fund may not invest more than 33% of its total assets (valued at the time of investment) in securities of foreign issuers.
■
VP – Small Company Growth Fund may not invest in companies for the purpose of exercising control or management.
■
VP – Small Company Growth Fund may not purchase more than 3% of the stock of another investment company; or purchase stock of other investment companies equal to more than 5% of the Fund’s total assets (valued at time of purchase) in the case of any one other investment company and 10% of such assets (valued at the time of purchase) in the case of all other investment companies in the aggregate; any purchases of other investment companies by VP – Small Company Growth Fund are to be made in the open market where no profit to a sponsor or dealer results from the purchase, other than the customary broker’s commission, except for securities acquired as part of a merger, consolidation or acquisition of assets.
■
VP – Small Company Growth Fund may not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any securities owned or held by it, except as may be necessary in connection with (i) permitted borrowings and (ii) options, futures and options on futures.
■
VP – Small Company Growth Fund may not purchase portfolio securities for the Fund from, or sell portfolio securities to, any of the officers and directors or Trustees of the Trust or of its investment adviser.
Statement of Additional Information – May 1, 2026

■
The borrowing limits for the VP – Small Company Growth Fund are (1) 10% of net asset value when borrowing for any general purpose and (2) 25% of net asset value when borrowing as a temporary measure to facilitate redemptions. For this purpose, net asset value is the market value of all investments or assets owned less outstanding liabilities of the Fund at the time that any new or additional borrowing is undertaken.
Names Rule Policy
To the extent a Fund is subject to Rule 35d-1 under the 1940 Act (the Names Rule) and does not otherwise have a fundamental policy in place to comply with the Names Rule, such Fund has adopted the following non-fundamental policy: Shareholders will receive at least 60 days’ notice of any change to the Fund’s investment objective or principal investment strategies made in order to comply with the Names Rule. The notice will be provided in plain English in a separate written document, and will contain the following prominent statement or similar statement in bold-face type: “Important Notice Regarding Change in Investment Policy.” This statement will appear on both the notice and the envelope in which it is delivered, unless it is delivered separately from other communications to investors, in which case the statement will appear either on the notice or the envelope in which the notice is delivered. A Fund subject to a fundamental policy in place to comply with the Names Rule will disclose in the More Information About the Fund section of its prospectus that its 80% policy cannot be changed without shareholder approval.
To the extent that the Fund counts derivatives towards compliance with its 80% policy, such instruments will be valued based on their market value or fair value (determined in accordance with the Fund’s valuation procedures) or, when the adviser determines that the notional value of such instruments is a more appropriate measure of the Fund’s exposure to economic characteristics of investments that are consistent with the Fund’s 80% policy, at such notional value.
Summary of 1940 Act Restrictions on Certain Activities
Certain of the Fund’s fundamental and, if any, non-fundamental policies set forth above prohibit transactions “except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.” The following discussion summarizes the flexibility that the Fund currently gains from these exceptions. To the extent the 1940 Act or the rules and regulations thereunder may, in the future, be amended to provide greater flexibility, or to the extent the SEC may in the future grant exemptive relief providing greater flexibility, the Fund will be able to use that flexibility without seeking shareholder approval of its fundamental policies.
Borrowing money – The 1940 Act permits a Fund to borrow up to 33 1∕3% of its total assets (including the amounts borrowed) from banks, plus an additional 5% of its total assets for temporary purposes, which may be borrowed from banks or other sources. The exception in the fundamental policy allows the Funds to borrow money subject to these conditions. Compliance with this limitation is not measured under the Time of Purchase Standard (meaning, a Fund may not exceed these thresholds including if, after borrowing, the Fund’s net assets decrease due to market fluctuations).
Buy or sell physical commodities – The 1940 Act does not directly limit a Fund’s ability to invest directly in physical commodities. However, a Fund’s direct and indirect investments in physical commodities may be limited by the Fund’s intention to qualify as a RIC, and can limit the Fund’s ability to so qualify. One of the requirements for favorable tax treatment as a RIC under the Code is that a Fund derive at least 90 percent of its gross income from certain qualifying sources of income. Income and gains from direct commodities investments, and from certain indirect investments therein, do not constitute qualifying income for this purpose. A Fund that qualifies for an exclusion from the definition of a commodity pool under the CEA and has on file a notice of exclusion under CFTC Rule 4.5 is limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”).
Investing in other investment companies – The 1940 Act, in summary, provides that a fund generally may not: (i) purchase more than 3% of the outstanding voting stock of another investment company; (ii) purchase securities issued by another investment company in an amount representing more than 5% of the investing fund’s total assets; or (iii) purchase securities issued by investment companies that in the aggregate represent more than 10% of the acquiring fund’s total assets (the Statutory Limits). Affiliated funds-of-funds (i.e., those funds that invest in other funds within the same fund family), with respect to investments in such affiliated underlying funds, are not subject to the Statutory Limits and, therefore, may generally invest in affiliated underlying funds without restriction. If shares of the Fund are purchased by an affiliated fund beyond the Statutory Limits in reliance on Section 12(d)(1)(G) of the 1940 Act, for so long as shares of the Fund are held by such other affiliated fund beyond the Statutory Limits, the Fund will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act. An additional exception to these limitations applies to investments in money market open-end funds. Rule 12d1-4 also permits the Funds to invest in other investment companies beyond the Statutory Limits, subject to certain conditions. In addition, under Rule 12d1-4, if shares of the Fund are purchased by another fund beyond the Statutory Limits, and the Fund purchases shares of another investment company, the Fund generally will not be able to make new investments in other funds, including private funds exempt from the definition
Statement of Additional Information – May 1, 2026

of “investment company” under the 1940 Act by Sections 3(c)(1) or 3(c)(7) thereof, if, as a result of such investment, more than 10% of the Fund’s assets would be invested in other funds. In addition, an affiliated fund-of-funds’ investment in unaffiliated funds may be made only pursuant to Rule 12d1-4.
Issuing senior securities – A “senior security” is an obligation with respect to the earnings or assets of a company that takes precedence over the claims of that company’s common stock with respect to the same earnings or assets. The 1940 Act prohibits an open-end fund from issuing senior securities other than certain borrowings from a bank, but Rule 18f-4 provides relief from that prohibition as to certain transactions that could be considered issuances of senior securities, provided that the Fund complies with its conditions. The exception in the fundamental policy allows the Fund to operate in accordance with Rule 18f-4.
Making loans (Lending) – Under the 1940 Act, an open-end fund may loan money or property to persons who do not control and are not under common control with the Fund, except that a Fund may make loans to a wholly-owned subsidiary. In addition, the SEC staff takes the position that a Fund may not lend portfolio securities representing more than one-third of the Fund’s total value. A Fund must receive from the borrower collateral at least equal in value to the loaned securities, marked to market daily. The exception in the fundamental policy allows the Fund to make loans to third parties, including loans of its portfolio securities, subject to these conditions.
Purchase of securities on margin – A purchase on margin involves a loan from the broker-dealer arranging the transaction. The “margin” is the cash or securities that the buyer/borrower places with the broker-dealer as collateral against the loan. However, the purchase of securities on margin is effectively prohibited by the 1940 Act because the Fund generally may borrow only from banks. Thus, under current law, this exception does not provide any additional flexibility to the Fund.
Selling securities short – A Fund may sell a security short by borrowing the security, then selling it to a third party. The Fund will eventually need to close out the short sale by buying the security and returning it, together with interest, to the party from whom the Fund borrowed the security. The SEC staff takes the position that, as described under “Issuing senior securities” above, a mutual fund must comply with the requirements of Rule 18f-4.
Other Investment Restrictions for VP – Acorn Fund and VP – Acorn International Fund
The Funds are also subject to the following additional investment restrictions and policies under certain applicable insurance laws pertaining to Contract separate accounts. These policies and restrictions are not fundamental and may be changed by the Board without shareholder approval: (a) A Fund may not acquire the securities of any issuer if, as a result of such investment, more than 10% of the Fund’s total assets would be invested in the securities of any one issuer, except that this restriction shall not apply to U.S. Government securities or foreign government securities; and the Fund will not invest in a security if, as a result of such investment, it would hold more than 10% of the outstanding voting securities of any one issuer. (b) Each Fund may borrow no more than 10% of the value of its net assets when borrowing for any general purpose and no more than 25% of its net assets when borrowing as a temporary measure to facilitate redemptions.
Statement of Additional Information – May 1, 2026

ABOUT FUND INVESTMENTS
Each Fund’s investment objective, principal investment strategies and related principal risks are discussed in each Fund’s prospectus, as may be supplemented from time to time. Each Fund’s prospectus identifies the types of securities in which the Fund invests principally and summarizes the principal risks to the Fund’s portfolio as a whole associated with such investments. Unless otherwise indicated in the prospectus or this SAI, the investment objective and policies of a Fund may be changed without shareholder approval.
To the extent that a type of security identified in the table below for a Fund is not described in the Fund’s prospectus (or as a sub-category of such security type in this SAI), the Fund may invest in such security type as part of its non-principal investment strategies.
Information about individual types of securities (including certain of their associated risks) in which the Funds may invest is set forth below. Each Fund may invest in securities listed below unless prohibited by its fundamental and non-fundamental investment policies or as otherwise noted in this SAI. The information in the table below does not describe every type of investment, technique or risk to which a Fund may be exposed.
Funds-of-funds invest in a combination of underlying funds, although they may also invest directly in stocks, bonds and other securities. Funds-of-funds may invest directly or indirectly through investments in underlying funds in the securities and other instruments and may engage in the investment strategies indicated in the table below.
Certain Investment Activity Limits. The overall investment and other activities of the Investment Manager and its affiliates may limit the investment opportunities for each Fund in certain markets, industries or transactions or in individual issuers where limitations are imposed upon the aggregate amount of investment by the Funds and other accounts managed by the Investment Manager and accounts of its affiliates (collectively, affiliated investors). From time to time, each Fund’s activities also may be restricted because of regulatory restrictions applicable to the Investment Manager and its affiliates and/or because of their internal policies. See Investment Management and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest.
Temporary Defensive Positions. A Fund may from time to time take temporary defensive investment positions that may be inconsistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation investing some or all of its assets in money market instruments or shares of affiliated or unaffiliated government money market funds or holding some or all of its assets in cash or cash equivalents.
Other Strategic and Investment Measures. A Fund may also from time to time take temporary portfolio positions that may or may not be consistent with the Fund’s principal investment strategies in attempting to respond to adverse market, economic, political, social or other conditions, including, without limitation, investing in derivatives, such as forward contracts, futures contracts, options, structured investments and swaps, for various purposes, including among others, investing in particular derivatives in seeking to reduce investment exposure, or in seeking to achieve indirect investment exposure, to a sector, country, region or currency where the Investment Manager (or Fund subadviser, if applicable) believes such defensive positioning is appropriate. A Fund may do so without limit and for as long a period as deemed necessary, when the Investment Manager or the Fund’s subadviser, if applicable: (i) believes that market conditions are not favorable for profitable investing or to avoid losses, (ii) is unable to locate favorable investment opportunities; or (iii) determines that a temporary defensive position is advisable or necessary in order to meet anticipated redemption requests, or for other reasons. While the Fund is so positioned, derivatives could comprise a substantial portion of the Fund’s investments and the Fund may not achieve its investment objective. Investing in this manner may adversely affect Fund performance. During these times, the portfolio managers may make frequent portfolio holding changes, which could result in increased trading expenses and decreased Fund performance.
Types of Investments
A black circle indicates that the investment strategy or type of investment is permissible for a category of Funds. Exceptions are noted following the table. See About the Trusts for fund investment categories.
Type of Investment	Equity and Flexible	Funds-of-Funds – Equity and Fixed Income	Taxable Fixed Income	Money Market
Asset-Backed Securities	•	•	•	•
Bank Obligations (Domestic and Foreign)	•	•	•	•
Collateralized Bond Obligations	•	•	•	•
Commercial Paper	•	•	•	•
Common Stock	•	•	•A	—
Statement of Additional Information – May 1, 2026

Type of Investment	Equity and Flexible	Funds-of-Funds – Equity and Fixed Income	Taxable Fixed Income	Money Market
Convertible Securities	•	•	•	—
Corporate Debt Securities	•	•	•	•B
Custody Receipts and Trust Certificates	•	•	•	•
Debt Obligations	•C	•	•	•
Depositary Receipts	•	•	•D	—
Derivatives	•	•	•	—
Dollar Rolls	•E	•	•	—
Exchange-Traded Notes	•	•	•	—
Foreign Currency Transactions	•	•	•	—
Foreign Securities	•	•	•	•
Guaranteed Investment Contracts (Funding Agreements)	•	•	•	•
High-Yield Securities	•F	•	•	—
Illiquid Investments	•	•	•	•
Inflation-Protected Securities	•	•	•	—
Initial Public Offerings	•	•	•G	•
Inverse Floaters	•H	•	•	—
Investments in Other Investment Companies (Including ETFs)	•	•	•	•
Listed Private Equity Funds	•	•	•	—
Money Market Instruments	•	•	•	•
Mortgage-Backed Securities	•I	•	•	•
Municipal Securities	•	•	•	•
Participation Interests	•	•	•	—
Partnership Securities	•	•	•	—
Preferred Stock	•	•	•J	—
Private Placement and Other Restricted Securities	•	•	•	•
Real Estate Investment Trusts	•	•	•	—
Repurchase Agreements	•	•	•	•
Reverse Repurchase Agreements	•	•	•	•
Short Sales	•	•	•	—
Sovereign Debt	•	•	•	•
Standby Commitments	•	•	•	•
U.S. Government and Related Obligations	•	•	•	•
Variable- and Floating-Rate Obligations	•K	•	•	•L
Warrants and Rights	•	•	•	—
A.
The following Fund is not authorized to invest in Common Stock: VP – U.S. Government Mortgage Fund.
B.
While the Fund is prohibited from investing in corporate bonds, it may invest in securities classified as corporate bonds if they meet the requirements of Rule 2a-7 of the 1940 Act.
C.
The following Funds are not authorized to invest in Stripped Securities: VP – Small Cap Value Discovery Fund, VP – Small Company Growth Fund, and VP – Contrarian Core Fund. The following Funds are not authorized to invest in Zero-Coupon, Pay-in-Kind and Step-Coupon Securities: VP – Small Cap Value Discovery Fund and VP – Small Company Growth Fund.
D.
The following Fund is not authorized to invest in Depositary Receipts: VP – U.S. Government Mortgage Fund.
E.
The following Funds are authorized to invest in Dollar Rolls: VP – Balanced Fund, VP – Commodity Strategy Fund, VP – Core Equity Fund, VP – Cornerstone Equity Fund and VP – Disciplined Core Fund.
F.
The following Funds are not authorized to invest in High-Yield Securities: VP – Contrarian Core Fund and VP – Small Company Growth Fund.
G.
The following Fund is not authorized to invest in Initial Public Offerings of equity securities: VP – Strategic Income Fund.
H.
The following Funds are authorized to invest in Inverse Floaters: VP – Balanced Fund, VP – Commodity Strategy Fund, VP – Cornerstone Equity Fund and VP – Disciplined Core Fund.
Statement of Additional Information – May 1, 2026

I.
The following Funds are not authorized to invest in Mortgage-Backed Securities: VP – Large Cap Index Fund and VP – Select Small Cap Value Fund.
J.
The following Fund is not authorized to invest in Preferred Stock: VP – U.S. Government Mortgage Fund.
K.
The following Funds are authorized to invest in Floating-Rate Loans: VP – Balanced Fund, VP – Commodity Strategy Fund and VP – Cornerstone Equity Fund.
L.
The Fund is not authorized to invest in floating rate loans. This restriction is not intended to prevent the Fund from investing in variable and floating rate instruments that are permissible investments for money market funds under Rule 2a-7.
Asset-Backed Securities
Asset-backed securities represent interests in, or debt instruments that are backed by, pools of various types of assets that generate cash payments generally over fixed periods of time, such as, among others, motor vehicle installment sales, contracts, installment loan contracts, leases of various types of real and personal property, and receivables from revolving (credit card) agreements. Such securities entitle the security holders to receive distributions (i.e., principal and interest) that are tied to the payments made by the borrower on the underlying assets (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying assets effectively pass through to such security holders. Asset-backed securities typically are created by an originator of loans or owner of accounts receivable that sells such underlying assets to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying assets, and have a minimum denomination and specific term. Asset-backed securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. Collateralized loan obligations (CLOs) and collateralized debt obligations (CDOs) are examples of asset-backed securities. See Types of Investments – Variable- and Floating-Rate Obligations, – Debt Obligations – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities, – Private Credit Assets and – Private Placement and Other Restricted Securities for more information.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with asset-backed securities include: Credit Risk, Interest Rate Risk, Liquidity Risk and Prepayment and Extension Risk.
Bank Obligations (Domestic and Foreign)
Bank obligations include certificates of deposit, bankers’ acceptances, time deposits and promissory notes that earn a specified rate of return and may be issued by (i) a domestic branch of a domestic bank, (ii) a foreign branch of a domestic bank, (iii) a domestic branch of a foreign bank or (iv) a foreign branch of a foreign bank. Bank obligations may be structured as fixed-, variable- or floating-rate obligations. See Types of Investments – Variable- and Floating-Rate Obligations for more information.
Certificates of deposit, or so-called CDs, typically are interest-bearing debt instruments issued by banks and have maturities ranging from a few weeks to several years. Yankee dollar certificates of deposit are negotiable CDs issued in the United States by branches and agencies of foreign banks. Eurodollar certificates of deposit are CDs issued by foreign banks with interest and principal paid in U.S. dollars. Eurodollar and Yankee Dollar CDs typically have maturities of less than two years and have interest rates that typically are pegged to a reference rate, such as SOFR. Bankers’ acceptances are time drafts drawn on and accepted by banks, are a customary means of effecting payment for merchandise sold in import-export transactions and are a general source of financing. A time deposit can be either a savings account or CD that is an obligation of a financial institution for a fixed term. Typically, there are penalties for early withdrawals of time deposits. Promissory notes are written commitments of the maker to pay the payee a specified sum of money either on demand or at a fixed or determinable future date, with or without interest.
Bank investment contracts are issued by banks. Pursuant to such contracts, the Fund may make cash contributions to a deposit fund of a bank. The bank then credits to the Fund payments at floating or fixed interest rates. The Fund also may hold funds on deposit with its custodian for temporary purposes.
Certain bank obligations, such as some CDs, are insured by the FDIC up to certain specified limits. Many other bank obligations, however, are neither guaranteed nor insured by the FDIC or the U.S. Government. These bank obligations are “backed” only by the creditworthiness of the issuing bank or parent financial institution. Domestic and foreign banks are subject to different governmental regulation. Accordingly, certain obligations of foreign banks, including Eurodollar and Yankee dollar obligations, involve different and/or heightened investment risks than those affecting obligations of domestic banks, including, among others, the possibilities that: (i) their liquidity could be impaired because of political or economic developments; (ii) the obligations may be less marketable than comparable obligations of domestic banks; (iii) a foreign jurisdiction might impose withholding and other taxes at high levels on interest income; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions such as exchange controls may be imposed, which could adversely affect the payment of principal and/or interest on those obligations; (vi) there may be less publicly available information concerning foreign banks issuing the
Statement of Additional Information – May 1, 2026

obligations; and (vii) the reserve requirements and accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ (including, less stringent) from those applicable to domestic banks. Foreign banks generally are not subject to examination by any U.S. Government agency or instrumentality. See Types of Investments – Foreign Securities.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with bank obligations include: Counterparty Risk, Credit Risk, Interest Rate Risk, Issuer Risk, Liquidity Risk, and Prepayment and Extension Risk.
Collateralized Bond Obligations
Collateralized bond obligations (CBOs) are investment grade bonds backed by a pool of bonds, which may include junk bonds (which are considered speculative investments). CBOs are similar in concept to collateralized mortgage obligations (CMOs), but differ in that CBOs represent different degrees of credit quality rather than different maturities. (See Types of Investments – Mortgage-Backed Securities and – Asset-Backed Securities.) CBOs are often privately offered and sold, and thus not registered under the federal securities laws.
Underwriters of CBOs package a large and diversified pool of high-risk, high-yield junk bonds, which is then structured into “tranches.” Typically, the first tranche represents a senior claim on collateral and pays the lowest interest rate; the second tranche is junior to the first tranche and therefore subject to greater risk and pays a higher rate; the third tranche is junior to both the first and second tranche, represents the lowest credit quality and instead of receiving a fixed interest rate receives the residual interest payments — money that is left over after the higher tranches have been paid. CBOs, like CMOs, are substantially overcollateralized and this, plus the diversification of the pool backing them, may earn certain of the tranches investment-grade bond ratings. Holders of third-tranche CBOs stand to earn higher or lower yields depending on the rate of defaults in the collateral pool. See Types of Investments – High-Yield Securities.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with CBOs include: Credit Risk, Interest Rate Risk, Liquidity Risk, High-Yield Securities Risk and Prepayment and Extension Risk.
Commercial Paper
Commercial paper is a short-term debt obligation, usually sold on a discount basis, with a maturity ranging from 2 to 270 days issued by banks, corporations and other borrowers. It is sold to investors with temporary idle cash as a way to increase returns on a short-term basis. These instruments are generally unsecured, which increases the credit risk associated with this type of investment. See Types of Investments — Debt Obligations and — Illiquid Investments. See Appendix A for a discussion of securities ratings.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with commercial paper include: Credit Risk and Liquidity Risk.
Common Stock
Common stock represents a unit of equity ownership of a corporation. Owners typically are entitled to vote on the selection of directors and other important corporate governance matters, and to receive dividend payments, if any, on their holdings. However, ownership of common stock does not entitle owners to participate in the day-to-day operations of the corporation. Common stocks of domestic and foreign public corporations can be listed, and their shares traded, on domestic stock exchanges, such as the NYSE or the NASDAQ Stock Market. Domestic and foreign corporations also may have their shares traded on foreign exchanges, such as the London Stock Exchange or Tokyo Stock Exchange. See Types of Investments – Foreign Securities. Common stock may be privately placed or publicly offered. The price of common stock is generally determined by corporate earnings, type of products or services offered, projected growth rates, experience of management, liquidity, and market conditions generally. In the event that a corporation declares bankruptcy or is liquidated, the claims of secured and unsecured creditors and owners of bonds and preferred stock take precedence over the claims of those who own common stock. See Types of Investments – Private Placement and Other Restricted Securities, – Preferred Stock and – Convertible Securities for more information.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with common stock include: Issuer Risk and Market Risk.
Convertible Securities
Convertible securities include bonds, debentures, notes, preferred stocks or other securities that may be converted or exchanged (by the holder or by the issuer) into shares of the underlying common stock (or cash or securities of equivalent value) at a stated exchange ratio or predetermined price (the conversion price). As such, convertible securities combine the investment characteristics of debt securities and equity securities. A holder of convertible securities is entitled to receive the income of a bond, debenture or note or the dividend of a preferred stock until the conversion privilege is exercised. The market value of convertible securities generally is a function of, among other factors, interest rates, the rates of return of similar nonconvertible
Statement of Additional Information – May 1, 2026

securities and the financial strength of the issuer. The market value of convertible securities tends to decline as interest rates rise and, conversely, to rise as interest rates decline. However, a convertible security’s market value tends to reflect the market price of the common stock of the issuing company when that stock price approaches or is greater than its conversion price. As the market price of the underlying common stock declines, the price of the convertible security tends to be influenced more by the rate of return of the convertible security. Because both interest rate and common stock’s market movements can influence their value, convertible securities generally are not as sensitive to changes in interest rates as similar non-convertible debt securities nor generally as sensitive to changes in share price as the underlying common stock. Convertible securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Types of Investments — Variable- and Floating-Rate Obligations, — Debt Obligations - Zero-Coupon, Pay-in-Kind and Step-Coupon Securities, — Common Stock, — Corporate Debt Securities and — Private Placement and Other Restricted Securities for more information.
Certain convertible securities may have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities (of the same or a different issuer) at a specified date and at a specified exchange ratio. Certain convertible securities may be convertible at the option of the issuer, which may require a holder to convert the security into the underlying common stock, even at times when the value of the underlying common stock or other equity security has declined substantially. In addition, some convertible securities may be rated below investment grade or may not be rated and, therefore, may be considered speculative investments. Companies that issue convertible securities frequently are small- and mid-capitalization companies and, accordingly, carry the risks associated with such companies. In addition, the credit rating of a company’s convertible securities generally is lower than that of its conventional debt securities. Convertible securities are senior to equity securities and have a claim to the assets of an issuer prior to the holders of the issuer’s common stock in the event of liquidation but generally are subordinate to similar non-convertible debt securities of the same issuer. Some convertible securities are particularly sensitive to changes in interest rates when their predetermined conversion price is much higher than the price for the issuing company’s common stock.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with convertible securities include: Convertible Securities Risk, Interest Rate Risk, Issuer Risk, Market Risk, Prepayment and Extension Risk, and Reinvestment Risk.
Corporate Debt Securities
Corporate debt securities are long and short term fixed income securities typically issued by businesses to finance their operations. Corporate debt securities are issued by public or private companies, as distinct from debt securities issued by a government or its agencies. The issuer of a corporate debt security often has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal periodically or on a specified maturity date. Corporate debt securities typically have four distinguishing features: (1) they are taxable; (2) they have a par value of $1,000; (3) they have a term maturity, which means they come due at a specified time period; and (4) many are traded on major securities exchanges. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their interest rates, maturity dates and secured or unsecured status. Commercial paper has the shortest term and usually is unsecured, as are debentures. The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. The category also includes bank loans, as well as assignments, participations and other interests in bank loans. Corporate debt securities may be rated investment grade or below investment grade and may be structured as fixed-, variable or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. They may also be senior or subordinated obligations. See Appendix A for a discussion of securities ratings. See Types of Investments — Variable- and Floating-Rate Obligations, — Private Placement and Other Restricted Securities, — Debt Obligations, — Commercial Paper and — High-Yield Securities for more information.
Extendible commercial notes (ECNs) are very similar to commercial paper except that, with ECNs, the issuer has the option to extend the notes’ maturity. ECNs are issued at a discount rate, with an initial redemption of not more than 90 days from the date of issue. If ECNs are not redeemed by the issuer on the initial redemption date, the issuer will pay a premium (step-up) rate based on the ECN’s credit rating at the time.
Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of issuers, corporate debt securities can have widely varying risk/return profiles. For example, commercial paper issued by a large established domestic corporation that is rated by an NRSRO as investment grade may have a relatively modest return on principal but present relatively limited risk. On the other hand, a long-term corporate note issued, for example, by a small foreign corporation from an emerging market country that has not been rated by an NRSRO may have the potential for relatively large returns on principal but carries a relatively high degree of risk.
Statement of Additional Information – May 1, 2026

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with corporate debt securities include: Credit Risk, Interest Rate Risk, Issuer Risk, High-Yield Securities Risk, Prepayment and Extension Risk and Reinvestment Risk.
Custody Receipts and Trust Certificates
Custody receipts and trust certificates are derivative products that evidence direct ownership in a pool of securities. Typically, a sponsor will deposit a pool of securities with a custodian in exchange for custody receipts evidencing interests in those securities. The sponsor generally then will sell the custody receipts or trust certificates in negotiated transactions at varying prices. Each custody receipt or trust certificate evidences the individual securities in the pool and the holder of a custody receipt or trust certificate generally will have all the rights and privileges of owners of those securities.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with custody receipts and trust certificates include: Liquidity Risk and Counterparty Risk. In addition, custody receipts and trust certificates generally are subject to the same risks as the securities evidenced by the receipts or certificates.
Debt Obligations
Many different types of debt obligations exist (for example, bills, bonds, and notes). Issuers of debt obligations have a contractual obligation to pay interest at a fixed, variable or floating rate on specified dates and to repay principal by a specified maturity date. Certain debt obligations (usually intermediate and long-term bonds) have provisions that allow the issuer to redeem or “call” a bond before its maturity. Issuers are most likely to call these securities during periods of falling interest rates. When this happens, an investor may have to replace these securities with lower yielding securities, which could result in a lower return.
The market value of debt obligations is affected primarily by changes in prevailing interest rates, changes in the economic environment and the issuer’s perceived ability to repay the debt. The market value of a debt obligation generally reacts inversely to interest rate changes. When prevailing interest rates decline, the market value of the bond usually rises, and when prevailing interest rates rise, the market value of the bond usually declines.
In general, the longer the maturity of a debt obligation, the higher its yield and the greater the sensitivity to changes in interest rates. Conversely, the shorter the maturity, the lower the yield and the lower the sensitivity to changes in interest rates.
As noted, the values of debt obligations also may be affected by changes in the credit rating or financial condition of their issuers. Generally, the lower the quality rating of a security, the higher the degree of risk as to the payment of interest and return of principal. To compensate investors for taking on such increased risk, those issuers deemed to be less creditworthy generally must offer their investors higher interest rates than do issuers with better credit ratings. See Types of Investments — Corporate Debt Securities, — High-Yield Securities, — Preferred Stock - Trust-Preferred Securities and — Private Credit Assets for more information.
Event-Linked Instruments/Catastrophe Bonds. The Fund may obtain event-linked exposure by investing in “event-linked bonds” or “event-linked swaps” or by implementing “event-linked strategies.” Event-linked exposure results in gains or losses that typically are contingent on, or formulaically related to, defined trigger events. Examples of trigger events include hurricanes, earthquakes, weather-related phenomena or statistics relating to such events. Some event-linked bonds are commonly referred to as “catastrophe bonds.” If a trigger event occurs, the principal amount of the bond is reduced (potentially to zero), and the Fund may lose all or a portion of its entire principal invested in the bond or the entire notional amount on a swap.
Stripped Securities. Stripped securities are the separate income or principal payments of a debt security and evidence ownership in either the future interest or principal payments on an instrument. There are many different types and variations of stripped securities. For example, Separate Trading of Registered Interest and Principal Securities (STRIPS) can be component parts of a U.S. Treasury security where the principal and interest components are traded independently through DTC, a clearing agency registered pursuant to Section 17A of the 1934 Act and created to hold securities for its participants, and to facilitate the clearance and settlement of securities transactions between participants through electronic computerized book-entries, thereby eliminating the need for physical movement of certificates. Treasury Investor Growth Receipts (TIGERs) are U.S. Treasury securities stripped by brokers. Stripped mortgage-backed securities (SMBS) can also be issued by the U.S. Government or its agencies. Stripped securities may be structured as fixed-, variable- or floating-rate obligations.
SMBS usually are structured with two or more classes that receive different proportions of the interest and principal distributions from a pool of mortgage-backed assets. Common types of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage-backed assets, while another class receives most of the interest and the remainder of the principal.
See Types of Investments – Mortgage-Backed Securities, – Variable- and Floating-Rate Obligations and – U.S. Government and Related Obligations for more information.
Statement of Additional Information – May 1, 2026

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with stripped securities include: Credit Risk, Interest Rate Risk, Liquidity Risk, Prepayment and Extension Risk, and Stripped Securities Risk.
When-Issued, Delayed Delivery and Forward Commitment Transactions. When-issued, delayed delivery and forward commitment transactions involve the purchase or sale of securities by the Fund, with payment and delivery taking place in the future after the customary settlement period for that type of security. Normally, the settlement date occurs within 45 days of the purchase although in some cases settlement may take longer. The investor does not pay for the securities or receive dividends or interest on them until the contractual settlement date. The payment obligation and, if applicable, the interest rate that will be received on the securities, are fixed at the time that the Fund agrees to purchase the securities. The Fund generally will enter into when-issued, delayed delivery and forward commitment transactions only with the intention of completing such transactions.
However, the Fund’s portfolio managers may determine not to complete a transaction if deemed appropriate to close out the transaction prior to its completion. In such cases, the Fund may realize short-term gains or losses. See Types of Investments — Asset-Backed Securities and — Mortgage-Backed Securities for more information.
To Be Announced Securities (TBAs). As with other delayed delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms. For example, in a TBA mortgage-backed security transaction, the Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. The seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage-backed securities increase market risks because the underlying mortgages may be less favorable than anticipated by the Fund. See Types of Investments — Asset-Backed Securities and — Mortgage-Backed Securities for more information. In order to better define contractual rights and to secure rights that will help the Fund mitigate their counterparty risk, TBA transactions may be entered into by the Fund under Master Securities Forward Transaction Agreements (each, an MSFTA). An MSFTA typically contains, among other things, collateral posting terms and netting provisions in the event of default and/or termination event. The collateral requirements are typically calculated by netting the mark-to-market amount for each transaction under such agreement and comparing that amount to the value of the collateral currently pledged by the fund and the counterparty. To the extent amounts due to the Fund are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with when-issued, delayed delivery and forward commitment transactions include: Counterparty Risk, Credit Risk, and Market Risk.
Zero-Coupon, Pay-in-Kind and Step-Coupon Securities. Zero-coupon, pay-in-kind and step-coupon securities are types of debt instruments that do not necessarily make payments of interest in fixed amounts or at fixed intervals. Asset-backed securities, convertible securities, corporate debt securities, foreign securities, high-yield securities, mortgage-backed securities, municipal securities, participation interests, stripped securities, U.S. Government and related obligations and other types of debt instruments may be structured as zero-coupon, pay-in-kind and step-coupon securities.
Zero-coupon securities do not pay interest on a current basis but instead accrue interest over the life of the security. These securities include, among others, zero-coupon bonds, which either may be issued at a discount by a corporation or government entity or may be created by a brokerage firm when it strips the coupons from a bond or note and then sells the bond or note and the coupon separately. This technique is used frequently with U.S. Treasury bonds, and zero-coupon securities are marketed under such names as CATS (Certificate of Accrual on Treasury Securities), TIGERs or STRIPS. Zero-coupon bonds also are issued by municipalities. Buying a municipal zero-coupon bond frees its purchaser of the obligation to pay regular federal income tax on imputed interest, since the interest is exempt for regular federal income tax purposes. Zero-coupon certificates of deposit and zero-coupon mortgages are generally structured in the same fashion as zero-coupon bonds; the certificate of deposit holder or mortgage holder receives face value at maturity and no payments until then.
Pay-in-kind securities normally give the issuer an option to pay cash at a coupon payment date or to give the holder of the security a similar security with the same coupon rate and a face value equal to the amount of the coupon payment that would have been made.
Step-coupon securities trade at a discount from their face value and pay coupon interest that gradually increases over time. The coupon rate is paid according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The discount from the face amount or par value depends on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issue.
Zero-coupon, pay-in-kind and step-coupon securities holders generally have substantially all the rights and privileges of holders of the underlying coupon obligations or principal obligations. Holders of these securities typically have the right upon default on the underlying coupon obligations or principal obligations to proceed directly and individually against the issuer and are not required to act in concert with other holders of such securities.
See Appendix A for a discussion of securities ratings. See Types of Investments — Asset-Backed Securities and — Mortgage-Backed Securities for more information.
Statement of Additional Information – May 1, 2026

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with zero-coupon, step-coupon, and pay-in-kind securities include: Credit Risk, Interest Rate Risk and Zero-Coupon Bonds Risk.
Determining Investment Grade for Purposes of Investment Policies. Unless otherwise stated in the Fund’s prospectus, when determining, under the Fund’s investment policies, whether a debt instrument is investment grade or below investment grade for purposes of purchase by the Fund, the Fund will apply a particular credit quality rating methodology, as described within the Fund’s shareholder reports, when available. These methodologies typically make use of credit quality ratings assigned by a third-party rating agency or agencies, when available. Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. Credit quality ratings apply to the Fund’s debt instrument investments and not the Fund itself.
Ratings limitations under the Fund’s investment policies are applied at the time of purchase by the Fund. Subsequent to purchase, a debt instrument may cease to be rated by a rating agency or its rating may be reduced by a rating agency(ies) below the minimum required for purchase by the Fund. Neither event will require the sale of such debt instrument, but it may be a factor in considering whether to continue to hold the instrument. Unless otherwise stated in the Fund’s prospectus or in this SAI, the Fund may invest in debt instruments that are not rated by a rating agency. When a debt instrument is not rated by a rating agency, the Investment Manager or, as applicable, the Fund subadviser determines, at the time of purchase, whether such debt instrument is of investment grade or below investment grade (e.g., junk bond) quality. The Fund’s debt instrument holdings that are not rated by a rating agency are typically referred to as “Not Rated” within the Fund’s shareholder reports.
See Appendix A for a discussion of securities ratings.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with debt obligations include: Confidential Information Access Risk, Credit Risk, Highly Leveraged Transactions Risk, Impairment of Collateral Risk, Interest Rate Risk, Issuer Risk, Liquidity Risk, Prepayment and Extension Risk and Reinvestment Risk.
Determining Average Maturity. When determining the average maturity of the Fund's portfolio, the Fund may use the effective maturity of a portfolio security by, among other things, adjusting for interest rate reset dates, call dates or “put” dates.
Depositary Receipts
See Types of Investments – Foreign Securities below.
Derivatives
General
Derivatives are financial instruments whose values are based on (or “derived” from) traditional securities (such as a stock or a bond), assets (such as a commodity, like gold), reference rates (such as SOFR), market indices (such as the S&P 500® Index) or customized baskets of securities or instruments. Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indices, are traded on regulated exchanges. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily. Non-standardized derivatives, on the other hand, tend to be more specialized or complex, and may be harder to value. Many derivative instruments often require little or no initial payment and therefore often create inherent economic leverage. Derivatives, when used properly, can enhance returns and be useful in hedging portfolios and managing risk. Some common types of derivatives include futures; options; options on futures; forward foreign currency exchange contracts; forward contracts on securities and securities indices; linked securities and structured products; CMOs; swap agreements and swaptions.
The Fund may use derivatives for a variety of reasons, including, for example: (i) to enhance its return; (ii) to attempt to protect against possible unfavorable changes in the market value of securities held in or to be purchased for its portfolio resulting from securities markets or currency exchange rate fluctuations (i.e., to hedge); (iii) to protect its unrealized gains reflected in the value of its portfolio securities; (iv) to facilitate the sale of such securities for investment purposes; (v) to reduce transaction costs; (vi) to manage the effective maturity or duration of its portfolio; and/or (vii) to maintain cash reserves while remaining fully invested.
Certain Funds may employ portfolio margining with respect to derivatives investments, which creates leverage in the Fund’s portfolio (subjecting the Fund to Leverage Risk). Portfolio margining is a methodology that computes margin requirements for an account based on the greatest projected net loss of all positions in a product class or group, and uses computer modeling to perform risk analysis using multiple pricing scenarios. The pricing scenarios are designed to measure the theoretical loss of the positions, given changes in the underlying price and implied volatility inputs to the model. Accordingly, the margin required is based on the greatest loss that would be incurred in a portfolio if the value of its components move up or down by a predetermined amount.
Statement of Additional Information – May 1, 2026

The Fund may use any or all of the above investment techniques and may purchase different types of derivative instruments at any time and in any combination. The use of derivatives is a function of numerous variables, including market conditions. See also Types of Investments — Warrants and Rights and — Debt Obligations - When Issued, Delayed Delivery and Forward Commitment Transactions.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with transactions in derivatives (including the derivatives instruments discussed below) include: Counterparty Risk, Credit Risk, Interest Rate Risk, Leverage Risk, Liquidity Risk, Market Risk, Derivatives Risk, Derivatives Risk – Forward Contracts Risk, Derivatives Risk – Futures Contracts Risk, Derivatives Risk – Inverse Floaters Risk, Derivatives Risk – Options Risk, Derivatives Risk – Structured Investments Risk and/or Derivatives Risk – Swaps Risk.
Structured Investments (Indexed or Linked Securities)
General. Indexed or linked securities, also often referred to as “structured products,” are instruments that may have varying combinations of equity and debt characteristics. These instruments are structured to recast the investment characteristics of the underlying security or reference asset. If the issuer is a unit investment trust or other special purpose vehicle, the structuring will typically involve the deposit with or purchase by such issuer of specified instruments (such as commercial bank loans or securities) and/or the execution of various derivative transactions, and the issuance by that entity of one or more classes of securities (structured securities) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.
Indexed and Inverse Floating Rate Securities. The Fund may invest in securities that provide a potential return based on a particular index or interest rates. For example, the Fund may invest in debt securities that pay interest based on an index of interest rates. The principal amount payable upon maturity of certain securities also may be based on the value of the index. To the extent the Fund invests in these types of securities, the Fund’s return on such securities will rise and fall with the value of the particular index: that is, if the value of the index falls, the value of the indexed securities owned by the Fund will fall. Interest and principal payable on certain securities may also be based on relative changes among particular indices.
The Fund may also invest in so-called “inverse floaters” or “residual interest bonds” on which the interest rates vary inversely with a floating rate (which may be reset periodically by a Dutch auction, a remarketing agent, or by reference to a short-term tax-exempt interest rate index). The Fund may purchase synthetically-created inverse floating rate bonds evidenced by custodial or trust receipts. A trust funds the purchase of a bond by issuing two classes of certificates: short-term floating rate notes (typically sold to third parties) and the inverse floaters (also known as residual certificates). No additional income beyond that provided by the trust’s underlying bond is created; rather, that income is merely divided-up between the two classes of certificates. Generally, income on inverse floating rate bonds will decrease when interest rates increase, and will increase when interest rates decrease. Such securities can have the effect of providing a degree of investment leverage, since they may increase or decrease in value in response to changes in market interest rates at a rate that is a multiple of the actual rate at which fixed-rate securities increase or decrease in response to such changes. As a result, the market values of such securities will generally be more volatile than the market values of fixed-rate securities. To seek to limit the volatility of these securities, the Fund may purchase inverse floating obligations that have shorter-term maturities or that contain limitations on the extent to which the interest rate may vary. Certain investments in such obligations may be illiquid. Furthermore, where such a security includes a contingent liability, in the event of an adverse movement in the underlying index or interest rate, the Fund may be required to pay substantial additional margin to maintain the position.
Credit-Linked Securities. Among the income-producing securities in which the Fund may invest are credit linked securities. The issuers of these securities frequently are limited purpose trusts or other special purpose vehicles that, in turn, invest in a derivative instrument or basket of derivative instruments, such as credit default swaps, interest rate swaps and other securities, in order to provide exposure to certain fixed income markets. For instance, the Fund may invest in credit-linked securities as a cash management tool in order to gain exposure to a certain market and/or to remain fully invested when more traditional income-producing securities are not available. Like an investment in a bond, investments in these credit linked securities represent the right to receive periodic income payments (in the form of distributions) and payment of principal at the end of the term of the security. However, these payments are conditioned on or linked to the issuer’s receipt of payments from, and the issuer’s potential obligations to, the counterparties to the derivative instruments and other securities in which the issuer invests. For instance, the issuer may sell one or more credit default swaps, under which the issuer would receive a stream of payments over the term of the swap agreements provided that no event of default has occurred with respect to the referenced debt obligation upon which the swap is based. If a default occurs, the stream of payments may stop and the issuer would be obligated to pay the counterparty the par (or other agreed upon value) of the referenced debt obligation. This, in turn, would reduce the amount of income and/or
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principal that the Fund would receive. The Fund’s investments in these securities are indirectly subject to the risks associated with derivative instruments. These securities generally are exempt from registration under the 1933 Act. Accordingly, there may be no established trading market for the securities and they may be illiquid.
Equity-Linked Notes. An equity-linked note (ELN) is a debt instrument whose value is based on the value of a single equity security, basket of equity securities or an index of equity securities (each, an Underlying Equity). An ELN typically provides interest income, thereby offering a yield advantage over investing directly in an Underlying Equity. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, including Rule 144A securities. The Fund may also purchase ELNs in a privately negotiated transaction with the issuer of the ELNs (or its broker-dealer affiliate). The Fund may or may not hold an ELN until its maturity.
Equity-linked securities also include issues such as Structured Yield Product Exchangeable for Stock (STRYPES), Trust Automatic Common Exchange Securities (TRACES), Trust Issued Mandatory Exchange Securities (TIMES) and Trust Enhanced Dividend Securities (TRENDS). The issuers of these equity-linked securities generally purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through the conversion date, and a forward purchase contract with an existing shareholder of the company relating to the common stock. Quarterly distributions on such equity-linked securities generally consist of the cash received from the U.S. Treasury securities and such equity-linked securities generally are not entitled to any dividends that may be declared on the common stock.
ELNs also include participation notes issued by a bank or broker-dealer that entitles the Fund to a return measured by the change in value of an Underlying Equity. Participation notes are typically used when a direct investment in the Underlying Equity is restricted due to country-specific regulations. Investment in a participation note is not the same as investment in the constituent shares of the company (or other issuer type) to which the Underlying Equity is economically tied. A participation note represents only an obligation of the company or other issuer type to provide the Fund the economic performance equivalent to holding shares of the Underlying Equity. A participation note does not provide any beneficial or equitable entitlement or interest in the relevant Underlying Equity. In other words, shares of the Underlying Equity are not in any way owned by the Fund.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with equity-linked notes include: Counterparty Risk, Credit Risk, Liquidity Risk and Market Risk.
Index-, Commodity- and Currency-Linked Securities. “Index-linked” or “commodity-linked” notes are debt securities of companies that call for interest payments and/or payment at maturity in different terms than the typical note where the borrower agrees to make fixed interest payments and to pay a fixed sum at maturity. Principal and/or interest payments on an index-linked or commodity-linked note depend on the performance of one or more market indices, such as the S&P 500® Index, a weighted index of commodity futures such as crude oil, gasoline and natural gas or the market prices of a particular commodity or basket of commodities or securities. Currency-linked debt securities are short-term or intermediate-term instruments having a value at maturity, and/or an interest rate, determined by reference to one or more foreign currencies. Payment of principal or periodic interest may be calculated as a multiple of the movement of one currency against another currency, or against an index.
Index-, commodity- and currency-linked securities may entail substantial risks. Such instruments may be subject to significant price volatility. The company issuing the instrument may fail to pay the amount due on maturity. The underlying investment may not perform as expected by the Fund’s portfolio manager. Markets and underlying investments and indexes may move in a direction that was not anticipated by the Fund’s portfolio manager. Performance of the derivatives may be influenced by interest rate and other market changes in the United States and abroad, and certain derivative instruments may be illiquid.
Linked securities are often issued by unit investment trusts. Examples of this include such index-linked securities as S&P Depositary Receipts (SPDRs), which is an interest in a unit investment trust holding a portfolio of securities linked to the S&P 500® Index, and a type of exchange-traded fund (ETF). Because a unit investment trust is an investment company under the 1940 Act, the Fund’s investments in SPDRs are subject to the limitations set forth in Section 12(d)(1)(A) of the 1940 Act, although the SEC has issued exemptive relief permitting investment companies such as the Funds to invest beyond the limits of Section 12(d)(1)(A) subject to certain conditions. SPDRs generally closely track the underlying portfolio of securities, trade like a share of common stock and pay periodic dividends proportionate to those paid by the portfolio of stocks that comprise the S&P 500® Index. As a holder of interests in a unit investment trust, the Fund would indirectly bear its ratable share of that unit investment trust’s expenses. At the same time, the Fund would continue to pay its own management and advisory fees and other expenses, as a result of which the Fund and its shareholders in effect would be absorbing levels of fees with respect to investments in such unit investment trusts.
Because linked securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured products may be structured as a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated linked securities typically have higher rates of return and present greater risks than unsubordinated structured products. Structured products sometimes are sold in private placement transactions and often have a limited trading market.
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Investments in linked securities have the potential to lead to significant losses because of unexpected movements in the underlying financial asset, index, currency or other investment. The ability of the Fund to utilize linked securities successfully will depend on its ability correctly to predict pertinent market movements, which cannot be assured. Because currency-linked securities usually relate to foreign currencies, some of which may be currencies from emerging market countries, there are certain additional risks associated with such investments.
Futures Contracts and Options on Futures Contracts. A futures contract sale creates an obligation by the seller to deliver the type of security or other asset called for in the contract at a specified delivery time for a stated price. A futures contract purchase creates an obligation by the purchaser to take delivery of the type of security or other asset called for in the contract at a specified delivery time for a stated price. The specific security or other asset delivered or taken at the settlement date is not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract was made. The Fund may enter into futures contracts which are traded on national or foreign futures exchanges and are standardized as to maturity date and underlying security or other asset. Futures exchanges and trading in the United States are regulated under the CEA by the CFTC, a U.S. Government agency. See CFTC Regulation below for information on CFTC regulation.
Traders in futures contracts may be broadly classified as either “hedgers” or “speculators.” Hedgers use the futures markets primarily to offset unfavorable changes (anticipated or potential) in the value of securities or other assets currently owned or expected to be acquired by them. Speculators less often own the securities or other assets underlying the futures contracts which they trade, and generally use futures contracts with the expectation of realizing profits from fluctuations in the value of the underlying securities or other assets.
Unlike when the Fund purchases or sells a security, no price is paid or received by the Fund upon the purchase or sale of a futures contract, although the Fund is required to deposit with its futures broker an amount of cash and/or U.S. Government securities in order to initiate and maintain open positions in futures contracts. This amount is known as “initial margin.” The nature of initial margin in futures transactions is different from that of margin in security transactions, in that futures contract margin does not involve the borrowing of funds by the Fund to finance the transactions. Rather, initial margin is in the nature of a performance bond or good faith deposit intended to assure completion of the contract (delivery or acceptance of the underlying security or other asset) that is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Minimum initial margin requirements are established by the relevant futures exchange and may be changed. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin which may range upward from less than 5% of the value of the contract being traded. Subsequent payments, called “variation margin,” to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or other asset fluctuates, a process known as “marking to market.” If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional variation margin will be required. Conversely, a change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made for as long as the contract remains open.
Although futures contracts by their terms call for actual delivery or acceptance of securities or other assets (stock index futures contracts or futures contracts that reference other intangible assets do not permit delivery of the referenced assets), the contracts usually are closed out before the settlement date without the making or taking of delivery. The Fund may elect to close some or all of its futures positions at any time prior to their expiration. The purpose of taking such action would be to reduce or eliminate the position then currently held by the Fund. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold,” “selling” a contract previously “purchased”) in an identical contract (i.e., the same aggregate amount of the specific type of security or other asset with the same delivery date) to terminate the position. Final determinations are made as to whether the price of the initial sale of the futures contract exceeds or is below the price of the offsetting purchase, or whether the purchase price exceeds or is below the offsetting sale price. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the Fund, and the Fund realizes a loss or a gain. Brokerage commissions and transaction fees are incurred when a futures contract is bought or sold.
Successful use of futures contracts by the Fund is subject to its portfolio manager’s ability to predict correctly movements in the direction of interest rates and other factors affecting securities and commodities markets. This requires different skills and techniques than those required to predict changes in the prices of individual securities. The Fund, therefore, bears the risk that future market trends will be incorrectly predicted.
The risk of loss in trading futures contracts in some strategies can be substantial, due both to the relatively low margin deposits required and the potential for an extremely high degree of leverage involved in futures contracts. As a result, a relatively small price movement in a futures contract may result in an immediate and substantial loss to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the
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futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount posted as initial margin for the contract.
In the event of adverse price movements, the Fund would continue to be required to make daily cash payments in order to maintain its required margin. In such a situation, if the Fund has insufficient cash, it may have to sell portfolio securities in order to meet daily margin requirements at a time when it may be disadvantageous to do so. The inability to close the futures position also could have an adverse impact on the ability to hedge effectively.
To reduce or eliminate a hedge position held by the Fund, the Fund may seek to close out a position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract, which may limit the Fund’s ability to realize its profits or limit its losses. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts; (ii) restrictions may be imposed by an exchange on opening transactions, closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts, or underlying securities; (iv) unusual or unforeseen circumstances, such as volume in excess of trading or clearing capability, may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts (or a particular class or series of contracts), in which event the secondary market on that exchange (or in the class or series of contracts) would cease to exist, although outstanding contracts on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.
Interest Rate Futures Contracts. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships. Accordingly, the Fund may use interest rate futures contracts as a defense, or hedge, against anticipated interest rate changes. The Fund presently could accomplish a similar result to that which it hopes to achieve through the use of interest rate futures contracts by selling bonds with long maturities and investing in bonds with short maturities when interest rates are expected to increase, or conversely, selling bonds with short maturities and investing in bonds with long maturities when interest rates are expected to decline. However, because of the liquidity that is often available in the futures market, the protection is more likely to be achieved, perhaps at a lower cost and without changing the rate of interest being earned by the Fund, through using futures contracts.
Interest rate futures contracts are exchange-traded in an auction environment. Each exchange guarantees performance under contract provisions through a clearing corporation, a nonprofit organization managed by the exchange membership. A public market exists in futures contracts covering various financial instruments including long-term U.S. Treasury Bonds and Notes; GNMA modified pass-through mortgage-backed securities; three-month U.S. Treasury Bills; and ninety-day commercial paper. The Fund may also invest in exchange-traded Eurodollar contracts, which are interest rate futures on the forward level of a reference rate. These contracts are generally considered liquid securities and trade on the Chicago Mercantile Exchange. Such Eurodollar contracts are generally used to “lock-in” or hedge the future level of short-term rates. The Fund may trade in any interest rate futures contracts for which there exists a public market, including, without limitation, the foregoing instruments.
Index Futures Contracts. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position in the index. A unit is the current value of the index. The Fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s).
Municipal Bond Index Futures Contracts. Municipal bond index futures contracts may act as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.
Commodity-Linked Futures Contracts. Commodity-linked futures contracts are traded on futures exchanges. These futures exchanges offer a central marketplace in which to transact in futures contracts, a clearing corporation to process trades, and standardization of expiration dates and contract sizes. Futures markets also specify the terms and conditions of delivery as well
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as the maximum permissible price movement during a trading session. Additionally, the commodity futures exchanges may have position limit rules that limit the amount of futures contracts that any one party may hold in a particular commodity at any point in time. These position limit rules are designed to prevent any one participant from controlling a significant portion of the market.
Commodity-linked futures contracts are generally based upon commodities within six main commodity groups: (1) energy, which includes, among others, crude oil, brent crude oil, gas oil, natural gas, gasoline and heating oil; (2) livestock, which includes, among others, feeder cattle, live cattle and hogs; (3) agriculture, which includes, among others, wheat (Kansas wheat and Chicago wheat), corn and soybeans; (4) industrial metals, which includes, among others, aluminum, copper, lead, nickel and zinc; (5) precious metals, which includes, among others, gold and silver; and (6) softs, which includes cotton, coffee, sugar and cocoa. The Fund may purchase commodity futures contracts, swaps on commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these six main commodity groups and the individual commodities within each group, as well as other types of commodities.
The price of a commodity futures contract will reflect the storage costs of purchasing the physical commodity. These storage costs include the time value of money invested in the physical commodity plus the actual costs of storing the commodity less any benefits from ownership of the physical commodity that are not obtained by the holder of a futures contract (this is sometimes referred to as the “convenience yield”). To the extent that these storage costs change for an underlying commodity while the Fund is long futures contracts on that commodity, the value of the futures contract may change proportionately.
In the commodity futures markets, if producers of the underlying commodity wish to hedge the price risk of selling the commodity, they will sell futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to take the corresponding long side of the same futures contract, the commodity producer must be willing to sell the futures contract at a price that is below the expected future spot price. Conversely, if the predominant hedgers in the futures market are the purchasers of the underlying commodity who purchase futures contracts to hedge against a rise in prices, then speculators will only take the short side of the futures contract if the futures price is greater than the expected future spot price of the commodity.
The changing nature of the hedgers and speculators in the commodity markets will influence whether futures contract prices are above or below the expected future spot price. This can have significant implications for the Fund when it is time to replace an existing contract with a new contract. If the nature of hedgers and speculators in futures markets has shifted such that commodity purchasers are the predominant hedgers in the market, the Fund might open the new futures position at a higher price or choose other related commodity-linked investments.
The values of commodities which underlie commodity futures contracts are subject to additional variables which may be less significant to the values of traditional securities such as stocks and bonds. Variables such as drought, floods, weather, livestock disease, embargoes and tariffs may have a larger impact on commodity prices and commodity-linked investments, including futures contracts, commodity-linked structured notes, commodity-linked options and commodity-linked swaps, than on traditional securities. These additional variables may create additional investment risks which subject the Fund’s commodity-linked investments to greater volatility than investments in traditional securities.
Options on Futures Contracts. The Fund may purchase and write call and put options on those futures contracts that it is permitted to buy or sell. The Fund may use such options on futures contracts in lieu of writing options directly on the underlying securities or other assets or purchasing and selling the underlying futures contracts. Such options generally operate in the same manner as options purchased or written directly on the underlying investments. A futures option gives the holder, in return for the premium paid, the right, but not the obligation, to buy from (call) or sell to (put) the writer of the option a futures contract at a specified price at any time during the period of the option. Upon exercise, the writer of the option is obligated to pay the difference between the cash value of the futures contract and the exercise price. Like the buyer or seller of a futures contract, the holder or writer of an option has the right to terminate its position prior to the scheduled expiration of the option by selling or purchasing an option of the same series, at which time the person entering into the closing purchase transaction will realize a gain or loss. There is no guarantee that such closing purchase transactions can be effected.
The Fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers’ requirements similar to those described above.
Options on Index Futures Contracts. The Fund may also purchase and sell options on index futures contracts. Options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put), at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to the
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expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.
Eurodollar and Yankee Dollar Futures Contracts and Options Thereon. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund may use Eurodollar futures contracts and options thereon to hedge against changes in a reference rate, such as SOFR, to which many interest rate swaps and fixed income instruments are linked.
Options
Options on Stocks, Stock Indices and Other Indices. The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular stocks or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be cleared and settled by the Options Clearing Corporation (OCC). Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks.
There is a key difference between stock options and index options in connection with their exercise. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the securities included in the index. For example, some stock index options are based on a broad market index, such as the S&P 500® Index or a narrower market index, such as the S&P 100® Index. Indices may also be based on an industry or market segment.
The Fund may, for the purpose of hedging its portfolio, subject to applicable securities regulations, purchase and write put and call options on foreign stock indices listed on foreign and domestic stock exchanges.
As an alternative to purchasing call and put options on index futures, the Fund may purchase call and put options on the underlying indices themselves. Such options could be used in a manner identical to the use of options on index futures. Options involving securities indices provide the holder with the right to make or receive a cash settlement upon exercise of the option based on movements in the relevant index. Such options must be listed on a national securities exchange and issued by the OCC. Such options may relate to particular securities or to various stock indices, except that the Fund may not write covered options on an index.
Writing Covered Options. The Fund may write covered call options and covered put options on securities held in its portfolio. Call options written by the Fund give the purchaser the right to buy the underlying securities from the Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price; put options give the purchaser the right to sell the underlying securities to the Fund at the stated exercise price at any time prior to the expiration date of the option, regardless of the security’s market price.
The Fund may write covered options, which means that, so long as the Fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the Fund will hold liquid assets equal to the price to be paid if the option is exercised. In addition, the Fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The Fund may write combinations of covered puts and calls (straddles) on the same underlying security.
The Fund will receive a premium from writing a put or call option, which increases the Fund’s return on the underlying security if the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the Fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the Fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than the security’s then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.
The Fund’s obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an offsetting option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected in order to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the
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sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The Fund realizes a profit or loss from a closing purchase transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. Because increases in the market price of a call option generally reflect increases in the market price of the security underlying the option, any loss resulting from a closing purchase transaction may be offset in whole or in part by unrealized appreciation of the underlying security.
If the Fund writes a call option but does not own the underlying security, and when it writes a put option, the Fund may be required to deposit cash or securities with its broker as “margin” or collateral for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the Fund may also have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.
Purchasing Put Options. The Fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such hedge protection is provided during the life of the put option since the Fund, as holder of the put option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security’s market price. For a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the Fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.
Purchasing Call Options. The Fund may purchase call options, including call options to hedge against an increase in the price of securities that the Fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the Fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security’s market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs. These costs will reduce any profit the Fund might have realized had it bought the underlying security at the time it purchased the call option.
Over-the-Counter (OTC) Options. OTC options (options not traded on exchanges) are generally established through negotiation with the other party to the options contract.
Swap Agreements
General. Swap agreements are derivative instruments that can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease the Fund’s exposure to long- or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Common types of swap agreements include interest rate, index, commodity, commodity futures, equity, equity index, credit default, bond futures, total return, currency exchange rate, and other types of swap agreements such as caps, collars and floors. The Fund also may enter into swaptions, which are options to enter into a swap agreement.
Swap agreements are usually entered into without an upfront payment because the value of each party’s position is the same. The market values of the underlying commitments will change over time, resulting in one of the commitments being worth more than the other and the net market value creating a risk exposure for one party or the other.
In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a “notional principal amount,” in return for payments equal to a fixed rate times the same amount, for a specified period of time. If a swap agreement provides for payments in different currencies, the parties might agree to exchange notional principal amounts as well. In a total return swap agreement, the non-floating rate side of the swap is based on the total return of an individual security, a basket of securities, an index or another reference asset. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates.
In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. Caps and floors have an effect similar to buying or writing options. A collar combines elements of buying a cap and selling a floor. In interest rate collar transactions, one party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels or collar amounts.
Swap agreements will tend to shift the Fund’s investment exposure from one type of investment to another. For example, if the Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease the Fund’s exposure to long-term interest rates. Another example is if the Fund agreed to exchange payments in dollars for payments in foreign currency. In that case, the swap agreement would tend to decrease the Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates.
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Because swaps are two-party contracts that may be subject to contractual restrictions on transferability and termination and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid. It may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.
Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. When a counterparty’s obligations are not fully secured by collateral, then the Fund is essentially an unsecured creditor of the counterparty. If the counterparty defaults, the Fund will have contractual remedies, but there is no assurance that a counterparty will be able to meet its obligations pursuant to such contracts or that, in the event of default, the Fund will succeed in enforcing contractual remedies. Counterparty risk still exists even if a counterparty’s obligations are secured by collateral because the Fund’s interest in collateral may not be perfected or additional collateral may not be promptly posted as required. Counterparty risk also may be more pronounced if a counterparty’s obligations exceed the amount of collateral held by the Fund (if any), the Fund is unable (or delayed in its ability) to exercise its interest in collateral upon default by the counterparty, or the termination value of the instrument varies significantly from the marked-to-market value of the instrument.
Counterparty risk with respect to derivatives will be affected by new rules and regulations affecting the derivatives market. For example, some derivatives transactions are required to be centrally cleared, and a party to a cleared derivatives transaction is subject to the credit risk of the clearing house and the clearing member through which it holds its cleared position, rather than the credit risk of its original counterparty to the derivative transaction. Credit risk of market participants with respect to derivatives that are centrally cleared is concentrated in a few clearing houses, and it is not clear how an insolvency proceeding of a clearing house would be conducted and what impact an insolvency of a clearing house would have on the financial system. A clearing member is obligated by contract and by applicable regulation to segregate all funds received from customers with respect to cleared derivatives transactions from the clearing member’s proprietary assets. However, all funds and other property received by a clearing broker from its customers are generally held by the clearing broker on a commingled basis in an omnibus account, and the clearing member may invest those funds in certain instruments permitted under the applicable regulations. The assets of the Fund might not be fully protected in the event of the bankruptcy of the Fund’s clearing member, because the Fund would be limited to recovering only a pro rata share of all available funds segregated on behalf of the clearing broker’s customers for a relevant account class. Also, the clearing member is required to transfer to the clearing organization the amount of margin required by the clearing organization for cleared derivatives, which amounts are generally held in an omnibus account at the clearing organization for all customers of the clearing member. Regulations promulgated by the CFTC require that the clearing member notify the clearing house of the amount of initial margin provided by the clearing member to the clearing organization that is attributable to each customer. However, if the clearing member does not provide accurate reporting, the Funds are subject to the risk that a clearing organization will use the Fund’s assets held in an omnibus account at the clearing organization to satisfy payment obligations of a defaulting customer of the clearing member to the clearing organization. In addition, clearing members generally provide to the clearing organization the net amount of variation margin required for cleared swaps for all of its customers in the aggregate, rather than the gross amount of each customer. The Funds are therefore subject to the risk that a clearing organization will not make variation margin payments owed to the Fund if another customer of the clearing member has suffered a loss and is in default, and the risk that the Fund will be required to provide additional variation margin to the clearing house before the clearing house will move the Fund’s cleared derivatives transactions to another clearing member. In addition, if a clearing member does not comply with the applicable regulations or its agreement with the Funds, or in the event of fraud or misappropriation of customer assets by a clearing member, the Fund could have only an unsecured creditor claim in an insolvency of the clearing member with respect to the margin held by the clearing member.
Interest Rate Swaps. Interest rate swap agreements are often used to obtain or preserve a desired return or spread at a lower cost than through a direct investment in an instrument that yields the desired return or spread. They are financial instruments that involve the exchange of one type of interest rate cash flow for another type of interest rate cash flow on specified dates in the future. In a standard interest rate swap transaction, two parties agree to exchange their respective commitments to pay fixed or floating interest rates on a predetermined specified (notional) amount. The swap agreement’s notional amount is the predetermined basis for calculating the obligations that the swap counterparties have agreed to exchange. Under most swap agreements, the obligations of the parties are exchanged on a net basis. The two payment streams are netted out, with each party receiving or paying, as the case may be, only the net amount of the two payments. Interest rate swaps can be based on various measures of interest rates, including swap rates, Treasury rates, foreign interest rates and other reference rates.
Municipal Market Data (MMD) Rate Locks. An MMD Rate Lock permits the Fund to lock in a specific municipal interest rate for a portion of its portfolio to preserve a return on a particular investment or a portion of its portfolio, which in turn protects against any increase in the price of securities to be purchased at a later date. By using an MMD Rate Lock, the Fund can create a synthetic long or short duration position. The Fund will ordinarily use these transactions as a hedge or for duration or risk management, which may not be successful. An MMD Rate Lock is a contract between the Fund and an MMD Rate Lock provider pursuant to which the parties agree to make a net settlement payment to each other on a notional and duration amount, contingent upon whether the Municipal Market Data AAA General Obligation Scale is above or below a specified level on the
Statement of Additional Information – May 1, 2026

expiration date of the contract. For example, if the Fund buys an MMD Rate Lock and the Municipal Market Data AAA General Obligation Scale is below the specified level on the expiration date, the counterparty to the contract will make a payment to the Fund equal to the specified level minus the actual level, multiplied by the notional amount of the contract. If the Municipal Market Data AAA General Obligation Scale is above the specified level on the expiration date, the Fund will make a payment to the counterparty equal to the actual level minus the specified level, multiplied by the notional amount of the contract. In connection with investments in MMD Rate Locks, there is a risk that municipal yields will move in the opposite direction than anticipated by the Fund, which would cause the Fund to make payments to its counterparty in the transaction that could adversely affect the Fund’s performance.
Credit Default Swap Agreements. The Fund may enter into credit default swap agreements, which may have as reference obligations one or more securities or a basket of securities that are or are not currently held by the Fund. The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. The Fund may be either the buyer or seller in a credit default swap. If the Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, the Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.
Credit default swap agreements may involve greater risks than if the Fund had invested in the reference obligation directly since, in addition to risks relating to the reference obligation, credit default swaps are subject to liquidity risk, counterparty risk and credit risk. The Fund will enter into credit default swap agreements generally with counterparties that meet certain standards of creditworthiness. A buyer generally will lose its investment and recover nothing if no credit event occurs and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. The Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund).
Equity Swaps. Equity swaps allow the parties to the swap agreement to exchange components of return on one equity investment (e.g., a basket of equity securities or an index) for a component of return on another non-equity or equity investment, including an exchange of differential rates of return. Equity swaps may be used to invest in a market without owning or taking physical custody of securities in circumstances where direct investment may be restricted for legal reasons or is otherwise impractical. Equity swaps also may be used for other purposes, such as hedging or seeking to increase total return.
Total Return Swap Agreements. Total return swap agreements are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indices during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swap agreements may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Total return swap agreements may effectively add leverage to the Fund’s portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the swap.
Total return swap agreements are subject to the risk that a counterparty will default on its payment obligations to the Fund thereunder, and conversely, that the Fund will not be able to meet its obligation to the counterparty. Generally, the Fund will enter into total return swaps on a net basis (i.e., the two payment streams are netted against one another with the Fund receiving or paying, as the case may be, only the net amount of the two payments). The net amount of the excess, if any, of the Fund’s obligations over its entitlements with respect to each total return swap will be accrued on a daily basis. If the total return swap transaction is entered into on other than a net basis, the full amount of the Fund’s obligations will be accrued on a daily basis.
Variance, Volatility and Correlation Swap Agreements. Variance and volatility swaps are contracts that provide exposure to increases or decreases in the volatility of certain referenced assets. Correlation swaps are contracts that provide exposure to increases or decreases in the correlation between the prices of different assets or different market rates.
Commodity-Linked Swaps. Commodity-linked swaps are two-party contracts in which the parties agree to exchange the return or interest rate on one instrument for the return of a particular commodity, commodity index or commodities futures or options contract. The payment streams are calculated by reference to an agreed upon notional amount. A one-period swap contract
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operates in a manner similar to a forward or futures contract because there is an agreement to swap a commodity for cash at only one forward date. The Fund may engage in swap transactions that have more than one period and therefore more than one exchange of commodities.
The Fund may invest in total return commodity swaps to gain exposure to the overall commodity markets. In a total return commodity swap, the Fund will receive the price appreciation of a commodity index, a portion of the index, or a single commodity in exchange for paying an agreed-upon fee. If the commodity swap is for one period, the Fund will pay a fixed fee, established at the outset of the swap. However, if the term of the commodity swap is more than one period, with interim swap payments, the Fund will pay an adjustable or floating fee. With a “floating” rate, the fee is pegged to a reference rate such as SOFR, and is adjusted each period. Therefore, if interest rates increase over the term of the swap contract, the Fund may be required to pay a higher fee at each swap reset date.
Cross-Currency Swaps. Cross-currency swaps are similar to interest rate swaps, except that they involve multiple currencies. The Fund may enter into a cross-currency swap when it has exposure to one currency and desires exposure to a different currency. Typically, the interest rates that determine the cross-currency swap payments are fixed, although occasionally one or both parties may pay a floating rate of interest. Unlike an interest rate swap, however, the principal amounts are exchanged at the beginning of the contract and returned at the end of the contract. In addition to paying and receiving amounts at the beginning and termination of the agreements, both sides will have to pay in full periodically based upon the currency they have borrowed. Changes in foreign exchange currency rates and changes in interest rates, as described above, may negatively affect cross-currency swaps.
Contracts for Differences. Contracts for differences are swap arrangements in which the parties agree that their return (or loss) will be based on the relative performance of two different groups or baskets of securities. Often, one or both baskets will be an established securities index. The Fund’s return will be based on changes in value of theoretical long futures positions in the securities comprising one basket (with an aggregate face value equal to the notional amount of the contract for differences) and theoretical short futures positions in the securities comprising the other basket. The Fund also may use actual long and short futures positions and achieve similar market exposure by netting the payment obligations of the two contracts. The Fund typically enters into contracts for differences (and analogous futures positions) when its portfolio manager believes that the basket of securities constituting the long position will outperform the basket constituting the short position. If the short basket outperforms the long basket, the Fund will realize a loss — even in circumstances when the securities in both the long and short baskets appreciate in value.
Swaptions. A swaption is an options contract on a swap agreement. These transactions give a party the right (but not the obligation) to enter into new swap agreements or to shorten, extend, cancel or otherwise modify an existing swap agreement (which are described herein) at some designated future time on specified terms, in return for payment of the purchase price (the “premium”) of the option. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement. Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars (which are described herein).
Many swaps are complex and often valued subjectively. Many over-the-counter derivatives are complex and their valuation often requires modeling and judgment, which increases the risk of mispricing or incorrect valuation. The pricing models used may not produce valuations that are consistent with the values the Fund realizes when it closes or sells an over-the-counter derivative. Valuation risk is more pronounced when the Fund enters into over-the-counter derivatives with specialized terms because the market value of those derivatives in some cases is determined in part by reference to similar derivatives with more standardized terms. Incorrect valuations may result in increased cash payment requirements to counterparties, undercollateralization and/or errors in calculation of the Fund’s net asset value.
Title VII of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the Dodd-Frank Act) established a framework for the regulation of OTC swap markets; the framework outlined the joint responsibility of the CFTC and the SEC in regulating swaps. The CFTC is responsible for the regulation of swaps, the SEC is responsible for the regulation of security-based swaps and they are both jointly responsible for the regulation of mixed swaps.
Risk of Potential Governmental Regulation of Derivatives
It is possible that government regulation of various types of derivative instruments, including futures and swap agreements, may limit or prevent the Funds from using such instruments as a part of their investment strategy, and could ultimately prevent the Funds from being able to achieve their investment objectives. The effects of present or future legislation and regulation in this area are not known, but the effects could be substantial and adverse.
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The futures markets are subject to comprehensive statutes, regulations, and margin requirements. In addition, the SEC, CFTC, exchanges and various self-regulatory organizations are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading.
The regulation of swaps and futures transactions in the U.S. is a rapidly changing area of law and is subject to modification by government and judicial action. Such regulations can change, perhaps to a material extent, the nature of an investment in the Fund or the ability of the Fund to continue to implement its investment strategies. In particular, the Dodd-Frank Act, which was signed into law in July 2010, has changed the way in which the U.S. financial system is supervised and regulated. Title VII of the Dodd-Frank Act sets forth a new legislative framework for OTC derivatives, such as swaps, in which the Funds may invest. Title VII of the Dodd-Frank Act makes broad changes to the OTC derivatives market and grants significant authority to the SEC and the CFTC to regulate OTC derivatives and market participants.
Recent U.S. and non-U.S. legislative and regulatory reforms, including those related to the Dodd-Frank Act, have resulted in, and may in the future result in, new regulation of derivative instruments and the Fund's use of such instruments. Such regulations could, among other things, restrict the Fund's ability to engage in derivative transactions (for example, by making certain types of derivative instruments or transactions no longer available to the Fund) and/or increase the costs of such transactions, and the Fund may as a result be unable to execute its investment strategies in a manner the Investment Manager might otherwise choose.
The U.S. government and the European Union (and some other jurisdictions) have enacted regulations and similar requirements that prescribe clearing, margin, reporting and registration requirements for participants in the derivatives market. These requirements are evolving and their ultimate impact on the Fund remains unclear, but such impact could include restricting and/or imposing significant costs or other burdens upon the Fund’s participation in derivatives transactions. Additionally, regulations governing the use of derivatives by registered investment companies require, among other things, that a fund that invests in derivative instruments beyond a specified limited amount apply a value-at-risk-based limit to its portfolio and establish a comprehensive derivatives risk management program. A fund that uses derivative instruments in a limited amount is not subject to the full requirements of Rule 18f-4.
Additional Risk Factors in Cleared Derivatives Transactions
Under recently adopted rules and regulations, transactions in some types of swaps (including interest rate swaps and credit default swaps on North American and European indices) are required to be centrally cleared. In a transaction involving those swaps (“cleared derivatives”), the Fund’s counterparty is a clearing house, rather than a bank or broker. Since the Funds are not members of clearing houses and only members of a clearing house (“clearing members”) can participate directly in the clearing house, the Funds will hold cleared derivatives through accounts at clearing members. In a cleared derivatives transaction, the Funds will make payments (including margin payments) to and receive payments from a clearing house through their accounts at clearing members. Clearing members guarantee performance of their clients’ obligations to the clearing house.
In many ways, centrally cleared derivative arrangements are less favorable to open-end funds than bilateral arrangements. For example, the Funds may be required to provide greater amounts of margin for cleared derivatives positions than for bilateral derivatives transactions. Also, in contrast to a bilateral derivatives position, following a period of notice to the Fund, a clearing member generally can require termination of an existing cleared derivatives position at any time or increases in margin requirements above the margin that the clearing member required at the beginning of a transaction. Clearing houses also have broad rights to increase margin requirements for existing positions or to terminate those positions at any time. Any increase in margin requirements or termination of existing cleared derivatives positions by the clearing member or the clearing house could interfere with the ability of the Fund to pursue its investment strategy. Further, any increase in margin requirements by a clearing member could also expose the Fund to greater credit risk to its clearing member, because margin for cleared derivatives transactions in excess of clearing house’s margin requirements typically is held by the clearing member. Also, the Fund is subject to risk if it enters into a derivatives transaction that is required to be cleared (or that the Investment Manager expects to be cleared), and no clearing member is willing or able to clear the transaction on the Fund’s behalf. While the documentation in place between the Fund and its clearing members generally provides that the clearing members will accept for clearing all transactions submitted for clearing that are within credit limits (specified in advance) for the Fund, the Fund is still subject to the risk that no clearing member will be willing or able to clear a transaction. In those cases, the position might have to be terminated, and the Fund could lose some or all of the benefit of the position, including loss of an increase in the value of the position and/or loss of hedging protection. In addition, the documentation governing the relationship between the Funds and clearing members is developed by the clearing members and generally is less favorable to the Funds than typical bilateral derivatives documentation. For example, documentation relating to cleared derivatives generally includes a one-way indemnity by the Funds in favor of the clearing member for losses the clearing member incurs as the Funds’ clearing member and typically does not provide the Funds any remedies if the clearing member defaults or becomes insolvent. While futures contracts entail similar risks, the risks likely are more pronounced for cleared swaps due to their more limited liquidity and market history.
Statement of Additional Information – May 1, 2026

Some types of cleared derivatives are required to be executed on an exchange or on a swap execution facility. A swap execution facility is a trading platform where multiple market participants can execute derivatives by accepting bids and offers made by multiple other participants in the platform. While this execution requirement is designed to increase transparency and liquidity in the cleared derivatives market, trading on a swap execution facility can create additional costs and risks for the Funds. For example, swap execution facilities typically charge fees, and if the Fund executes derivatives on a swap execution facility through a broker intermediary, the intermediary may impose fees as well. Also, the Fund may indemnify a swap execution facility, or a broker intermediary who executes cleared derivatives on a swap execution facility on the Fund’s behalf, against any losses or costs that may be incurred as a result of the Fund’s transactions on the swap execution facility.
These and other new rules and regulations could, among other things, further restrict the Fund’s ability to engage in, or increase the cost to the Fund of, derivatives transactions, for example, by making some types of derivatives no longer available to the Fund, increasing margin or capital requirements, or otherwise limiting liquidity or increasing transaction costs. These regulations are new and evolving, so their potential impact on the Funds and the financial system are not yet known. While the new regulations and the central clearing of some derivatives transactions are designed to reduce systemic risk (i.e., the risk that the interdependence of large derivatives dealers could cause a number of those dealers to suffer liquidity, solvency or other challenges simultaneously), there is no assurance that the new clearing mechanisms will achieve that result, and in the meantime, as noted above, central clearing and related requirements expose the Funds to new kinds of risks and costs.
CFTC Regulation
Pursuant to Rule 4.5 under the CEA, VP – Commodity Strategy Fund no longer qualifies for an exclusion from the definition of a “commodity pool”. Accordingly, the Fund is registered as a commodity pool and the Investment Manager is registered as a “commodity pool operator” with respect to the Fund under the CEA.
Each of the other Funds listed on the cover of this SAI qualifies for an exclusion from the definition of a commodity pool under the CEA and has on file a notice of exclusion under CFTC Rule 4.5. Accordingly, the Investment Manager is not subject to registration or regulation as a commodity pool operator under the CEA with respect to these Funds, although the Investment Manager is a registered commodity pool operator and “commodity trading advisor”. To remain eligible for the exclusion, each of these Funds is limited in its ability to use certain financial instruments regulated under the CEA (“commodity interests”), including futures and options on futures and certain swaps transactions. In the event that the Fund’s investments in commodity interests are not within the thresholds set forth in the exclusion, one or more Funds not currently registered as a commodity pool may be required to register as such, which could increase Fund expenses, adversely affecting the Fund’s total return.
Dollar Rolls
Dollar rolls involve selling securities (e.g., mortgage-backed securities or U.S. Treasury securities) and simultaneously entering into a commitment to purchase those or similar securities on a specified future date and price from the same party. Mortgage dollar rolls and U.S. Treasury rolls are types of dollar rolls. The Fund foregoes principal and interest paid on the securities during the “roll” period. The Fund is compensated by the difference between the current sales price and the lower forward price for the future purchase of the securities, as well as the interest earned on the cash proceeds of the initial sale. The investor also could be compensated through the receipt of fee income equivalent to a lower forward price. Dollar roll transactions may result in higher transaction costs for the Fund.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with mortgage dollar rolls include: Counterparty Risk, Credit Risk and Interest Rate Risk.
Exchange-Traded Notes (ETNs)
ETNs are instruments that combine aspects of bonds and exchange-traded funds (ETFs) and are designed to provide investors with access to the returns, less investor fees and expenses, of various market benchmarks or strategies to which they are usually linked. When an investor buys an ETN, the issuer, typically an underwriting bank, promises to pay upon maturity the amount reflected in the benchmark or strategy (minus fees and expenses). Some ETNs make periodic coupon payments. Like ETFs, ETNs are traded on an exchange, but ETNs have additional risks compared to ETFs, including the risk that if the credit of the ETN issuer becomes suspect, the investment might lose some or all of its value. Though linked to the performance, for example, of a market benchmark, ETNs are not equities or index funds, but they do share several characteristics. Similar to equities, ETNs are traded on an exchange and can be sold short. Similar to index funds, ETNs may be linked to the return of a benchmark or strategy, but ETNs do not have an ownership interest in the instruments underlying the benchmark or strategy the ETN is tracking.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with exchange-traded notes include: Counterparty Risk, Credit Risk and Market Risk.
Statement of Additional Information – May 1, 2026

Foreign Currency Transactions
Because investments in foreign securities usually involve currencies of foreign countries and because the Fund may hold cash and cash equivalent investments in foreign currencies, the value of the Fund’s assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency exchange rates and exchange control regulations. Also, the Fund may incur costs in connection with conversions between various currencies. Currency exchange rates may fluctuate significantly over short periods of time, causing the Fund’s NAV to fluctuate. Currency exchange rates are generally determined by the forces of supply and demand in the foreign exchange markets, actual or anticipated changes in interest rates, and other complex factors. Currency exchange rates also can be affected by the intervention of U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments.
Spot Rates and Derivative Instruments. The Fund may conduct its foreign currency exchange transactions either at the spot (cash) rate prevailing in the foreign currency exchange market or by entering into forward foreign currency exchange contracts (forward contracts). (See Types of Investments – Derivatives.) These contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such derivative instruments, the Fund could be disadvantaged by having to deal in the odd lot market for the underlying foreign currencies at prices that are less favorable than for round lots.
The Fund may enter into forward contracts for a variety of reasons, including for risk management (hedging) or for investment purposes.
When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency or has been notified of a dividend or interest payment, it may desire to lock in the price of the security or the amount of the payment, usually in U.S. dollars, although it could desire to lock in the price of the security in another currency. By entering into a forward contract, the Fund would be able to protect itself against a possible loss resulting from an adverse change in the relationship between different currencies from the date the security is purchased or sold to the date on which payment is made or received or when the dividend or interest is actually received.
The Fund may enter into forward contracts when management of the Fund believes the currency of a particular foreign country may decline in value relative to another currency. When selling currencies forward in this fashion, the Fund may seek to hedge the value of foreign securities it holds against an adverse move in exchange rates. The precise matching of forward contract amounts and the value of securities involved generally will not be possible since the future value of securities in foreign currencies more than likely will change between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movements is extremely difficult and successful execution of a short-term hedging strategy is highly uncertain.
This method of protecting the value of the Fund’s securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It simply establishes a rate of exchange that can be achieved at some point in time. Although forward contracts can be used to minimize the risk of loss due to a decline in value of hedged currency, they will also limit any potential gain that might result should the value of such currency increase.
The Fund may also enter into forward contracts when the Fund’s portfolio manager believes the currency of a particular country will increase in value relative to another currency. The Fund may buy currencies forward to gain exposure to a currency without incurring the additional costs of purchasing securities denominated in that currency.
For example, the combination of U.S. dollar-denominated instruments with long forward currency exchange contracts creates a position economically equivalent to a position in the foreign currency, in anticipation of an increase in the value of the foreign currency against the U.S. dollar. Conversely, the combination of U.S. dollar-denominated instruments with short forward currency exchange contracts is economically equivalent to borrowing the foreign currency for delivery at a specified date in the future, in anticipation of a decrease in the value of the foreign currency against the U.S. dollar.
Unanticipated changes in the currency exchange results could result in poorer performance for Funds that enter into these types of transactions.
At maturity of a forward contract, the Fund may either deliver (if a contract to sell) or take delivery of (if a contract to buy) the foreign currency or terminate its contractual obligation by entering into an offsetting contract with the same currency trader, having the same maturity date, and covering the same amount of foreign currency.
If the Fund engages in an offsetting transaction, it will incur a gain or loss to the extent there has been movement in forward contract prices. If the Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to buy or sell the foreign currency.
Statement of Additional Information – May 1, 2026

Although the Fund values its assets each business day in terms of U.S. dollars, it may not intend to convert its foreign currencies into U.S. dollars on a daily basis. However, it will do so from time to time, and such conversions involve certain currency conversion costs. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (spread) between the prices at which they buy and sell various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.
It is possible, under certain circumstances, including entering into forward currency contracts for investment purposes, that the Fund will be required to limit or restructure its forward contract currency transactions to qualify as a “regulated investment company” under the Code.
Options on Foreign Currencies. The Fund may buy put and call options and write covered call and cash-secured put options on foreign currencies for hedging purposes and to gain exposure to foreign currencies. For example, a decline in the dollar value of a foreign currency in which securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against the diminutions in the value of securities, the Fund may buy put options on the foreign currency. If the value of the currency does decline, the Fund would have the right to sell the currency for a fixed amount in dollars and would thereby offset, in whole or in part, the adverse effect on its portfolio that otherwise would have resulted.
Conversely, where a change in the dollar value of a currency would increase the cost of securities the Fund plans to buy, or where the Fund would benefit from increased exposure to the currency, the Fund may buy call options on the foreign currency, giving it the right to purchase the currency for a fixed amount in dollars. The purchase of the options could offset, at least partially, the changes in exchange rates.
As in the case of other types of options, however, the benefit to the Fund derived from purchases of foreign currency options would be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options that would require it to forego a portion or all of the benefits of advantageous changes in rates.
The Fund may write options on foreign currencies for similar purposes. For example, when the Fund anticipates a decline in the dollar value of foreign-denominated securities due to adverse fluctuations in exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency, giving the option holder the right to purchase that currency from the Fund for a fixed amount in dollars. If the expected decline occurs, the option would most likely not be exercised and the diminution in value of securities would be offset, at least partially, by the amount of the premium received.
Similarly, instead of purchasing a call option when a foreign currency is expected to appreciate, the Fund could write a put option on the relevant currency, giving the option holder the right to sell that currency from the Fund for a fixed amount in dollars. If rates move in the manner projected, the put option would expire unexercised and allow the Fund to hedge increased cost up to the amount of the premium.
As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to buy or sell the underlying currency at a loss that may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements on exchange rates.
An option written on foreign currencies is covered if the Fund holds currency sufficient to cover the option or has an absolute and immediate right to acquire that currency without additional cash consideration upon conversion of assets denominated in that currency or exchange of other currency held in its portfolio. An option writer could lose amounts substantially in excess of its initial investments, due to the margin and collateral requirements associated with such positions.
Options on foreign currencies are traded through financial institutions acting as market-makers, although foreign currency options also are traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost.
Foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the OCC, thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.
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Foreign Currency Futures and Related Options. The Fund may enter into currency futures contracts to buy or sell currencies. It also may buy put and call options and write covered call and cash-secured put options on currency futures. Currency futures contracts are similar to currency forward contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures call for payment of delivery in U.S. dollars. The Fund may use currency futures for the same purposes as currency forward contracts, subject to CFTC limitations.
Currency futures and options on futures values can be expected to correlate with exchange rates, but will not reflect other factors that may affect the value of the Fund’s investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect the Fund against price decline if the issuer’s creditworthiness deteriorates. Because the value of the Fund’s investments denominated in foreign currency will change in response to many factors other than exchange rates, it may not be possible to match the amount of a forward contract to the value of the Fund’s investments denominated in that currency over time.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with foreign currency transactions include: Foreign Currency Risk, Derivatives Risk, Interest Rate Risk, and Liquidity Risk.
Foreign Securities
Unless otherwise stated in the Fund’s prospectus, stocks, bonds and other securities or investments are deemed to be “foreign” based primarily on the issuer’s place of organization/incorporation, but the Fund may also consider the issuer’s country of organization, domicile, its principal place of business, its primary stock exchange listing, the source of its revenue or other factors. The Fund’s investments in foreign markets, may include issuers in emerging markets, as well as frontier markets, each of which carry heightened risks as compared with investments in other typical foreign markets. Unless otherwise stated in the Fund’s prospectus, emerging market countries are generally those either defined by World Bank-defined per capita income brackets or determined to be an emerging market based on qualitative judgments by the portfolio managers about a country’s level of economic and institutional development, among other factors. Frontier market countries generally have smaller economies and even less developed capital markets than typical emerging market countries (which themselves have increased investment risk relative to investing in more developed markets) and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. Foreign securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Types of Investments — Variable- and Floating-Rate Obligations, — Debt Obligations - Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and — Private Placement and Other Restricted Securities for more information.
Due to the potential for foreign withholding taxes, MSCI publishes two versions of its indices reflecting the reinvestment of dividends using two different methodologies: gross dividends and net dividends. While both versions reflect reinvested dividends, they differ with respect to the manner in which taxes associated with dividend payments are treated. In calculating the net dividends version, MSCI incorporates reinvested dividends applying the withholding tax rate applicable to foreign non-resident institutional investors that do not benefit from double taxation treaties. The Investment Manager believes that the net dividends version of MSCI indices better reflects the returns U.S. investors might expect were they to invest directly in the component securities of an MSCI index.
There is a practice in certain foreign markets under which an issuer’s securities are blocked from trading at the custodian or sub-custodian level for a specified number of days before and, in certain instances, after a shareholder meeting where such shares are voted. This is referred to as “share blocking.” The blocking period can last up to several weeks. Share blocking may prevent the Fund from buying or selling securities during this period, because during the time shares are blocked, trades in such securities will not settle. It may be difficult or impossible to lift blocking restrictions, with the particular requirements varying widely by country. As a consequence of these restrictions, the Investment Manager, on behalf of the Fund, may abstain from voting proxies in markets that require share blocking.
Foreign securities may include depositary receipts, such as American Depositary Receipts (ADRs), European Depositary Receipts (EDRs) and Global Depositary Receipts (GDRs). ADRs are U.S. dollar-denominated receipts issued in registered form by a domestic bank or trust company that evidence ownership of underlying securities issued by a foreign issuer. EDRs are foreign currency-denominated receipts issued in Europe, typically by foreign banks or trust companies and foreign branches of domestic banks, that evidence ownership of foreign or domestic securities. GDRs are receipts structured similarly to ADRs and EDRs and are marketed globally.
Depositary receipts will not necessarily be denominated in the same currency as their underlying securities. In general, ADRs, in registered form, are designed for use in the U.S. securities markets, and EDRs, in bearer form, are designed for use in European securities markets. GDRs are tradable both in the United States and in Europe and are designed for use throughout the world. The Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the
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costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute interest holder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. The issuers of unsponsored depositary receipts are not obligated to disclose material information in the United States, and, therefore, there may be limited information available regarding such issuers and/or limited correlation between available information and the market value of the depositary receipts.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with foreign securities include: Emerging Markets Securities Risk, Foreign Currency Risk, Foreign Securities Risk, Frontier Market Risk, Geographic Focus Risk, Issuer Risk, and Market Risk.
Guaranteed Investment Contracts (Funding Agreements)
Guaranteed investment contracts, or funding agreements, are short-term, privately placed debt instruments issued by insurance companies. Pursuant to such contracts, the Fund may make cash contributions to a deposit fund of the insurance company’s general account. The insurance company then credits to the Fund payments at negotiated, floating or fixed interest rates. The Fund will purchase guaranteed investment contracts only from issuers that, at the time of purchase, meet certain credit and quality standards. In general, guaranteed investment contracts are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market does not exist for these investments. In addition, the issuer may not be able to pay the principal amount to the Fund on seven days’ notice or less, at which time the investment may be considered illiquid. See Types of Investments – Illiquid Investments.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with guaranteed investment contracts (funding agreements) include: Credit Risk and Liquidity Risk.
High-Yield Securities
High-yield, or low and below investment grade securities (below investment grade securities are also known as “junk bonds”) are debt securities with the lowest investment grade rating (e.g., BBB by S&P and Fitch or Baa by Moody’s Ratings), that are below investment grade (e.g., lower than BBB by S&P and Fitch or Baa by Moody’s Ratings) or that are unrated but determined by the Fund’s portfolio managers to be of comparable quality. These types of securities may be issued to fund corporate transactions or restructurings, such as leveraged buyouts, mergers, acquisitions, debt reclassifications or similar events. High-yield securities may be more speculative in nature than securities with higher ratings and tend to be more sensitive to credit risk, particularly during a downturn in the economy. These types of securities may be issued by unseasoned companies without long track records of sales and earnings, or by companies or municipalities that have questionable credit strength. High-yield securities and comparable unrated securities: (i) likely will have some quality and protective characteristics that, in the judgment of one or more NRSROs, are outweighed by large uncertainties or major risk exposures to adverse conditions; (ii) are speculative with respect to the issuer’s capacity to pay interest and repay principal in accordance with the terms of the obligation; and (iii) may have a less liquid secondary market, potentially making it difficult to value or sell such securities. Credit ratings issued by credit rating agencies are designed to evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of lower-quality securities and, therefore, may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the securities. Consequently, credit ratings are used only as a preliminary indicator of investment quality. High-yield securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Types of Investments – Variable- and Floating-Rate Obligations, – Debt Obligations – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and – Private Placement and Other Restricted Securities for more information.
The rates of return on these types of securities generally are higher than the rates of return available on more highly rated securities, but generally involve greater volatility of price and risk of loss of principal and income, including the possibility of default by or insolvency of the issuers of such securities. Accordingly, the Fund may be more dependent on the Investment Manager’s (or, if applicable, a subadviser’s) credit analysis with respect to these types of securities than is the case for more highly rated securities.
The market values of certain high-yield securities and comparable unrated securities tend to be more sensitive to individual corporate developments and changes in economic conditions than are the market values of more highly rated securities. In addition, issuers of high-yield and comparable unrated securities often are highly leveraged and may not have more traditional methods of financing available to them, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired.
The risk of loss due to default is greater for high-yield and comparable unrated securities than it is for higher rated securities because high-yield securities and comparable unrated securities generally are unsecured and frequently are subordinated to more senior indebtedness. The Fund may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of principal or interest on its holdings of such securities. The existence of limited markets for lower-rated debt
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securities may diminish the Fund’s ability to: (i) obtain accurate market quotations for purposes of valuing such securities and calculating portfolio net asset value; and (ii) sell the securities at fair market value either to meet redemption requests or to respond to changes in the economy or in financial markets.
Many lower-rated securities are not registered for offer and sale to the public under the 1933 Act. Investments in these restricted securities may be determined to be liquid (able to be sold or disposed of in current market conditions in seven days or less without the sales or dispositions significantly changing the market value of the investment) pursuant to the Funds’ liquidity risk management program. The Fund may not purchase or otherwise acquire any illiquid investments if, immediately after the acquisition, the value of illiquid investments held by the Fund would exceed 15% of the Fund’s net assets. The Fund is not otherwise subject to any limitation on its ability to invest in restricted securities. Restricted securities may be less liquid than other lower-rated securities, potentially making it difficult to value or sell such securities.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with high-yield securities include: Credit Risk, Interest Rate Risk, High-Yield Securities Risk and Prepayment and Extension Risk.
Illiquid Investments
An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. Some securities, such as those not registered under U.S. securities laws, cannot be sold in public transactions. Some securities are deemed to be illiquid because they are subject to contractual or legal restrictions on resale. Subject to its investment policies, the Fund may invest in illiquid investments and may invest in certain restricted securities that are deemed to be illiquid investments at the time of purchase.
Although one or more of the other risks described in this SAI may also apply, the risk typically associated with illiquid investments include: Liquidity Risk.
Inflation-Protected Securities
Inflation is a general rise in prices of goods and services. Inflation erodes the purchasing power of an investor’s assets. For example, if an investment provides a total return of 7% in a given year and inflation is 3% during that period, the inflation-adjusted, or real, return is 4%. Inflation-protected securities are debt securities whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. One type of inflation-protected debt security is issued by the U.S. Treasury. The principal of these securities is adjusted for inflation as indicated by the Consumer Price Index (CPI) for urban consumers and interest is paid on the adjusted amount. The CPI is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy.
If the CPI falls, the principal value of inflation-protected securities will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Conversely, if the CPI rises, the principal value of inflation-protected securities will be adjusted upward, and consequently the interest payable on these securities will be increased. Repayment of the original bond principal upon maturity is guaranteed in the case of U.S. Treasury inflation-protected securities, even during a period of deflation. However, the current market value of the inflation-protected securities is not guaranteed and will fluctuate. Other inflation-indexed securities include inflation-related bonds, which may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
Other issuers of inflation-protected debt securities include other U.S. government agencies or instrumentalities, corporations and foreign governments. There can be no assurance that the CPI or any foreign inflation index will accurately measure the real rate of inflation in the prices of goods and services. Moreover, there can be no assurance that the rate of inflation in a foreign country will be correlated to the rate of inflation in the United States. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond’s inflation measure.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with inflation-protected securities include: Inflation-Protected Securities Risk, Interest Rate Risk and Market Risk. In addition, inflation-protected securities issued by non-U.S. government agencies or instrumentalities are subject to Credit Risk.
Initial Public Offerings
The Fund may invest in initial public offerings (IPOs) of common stock or other primary or secondary syndicated offerings of equity or debt securities issued by a corporate issuer. Fixed income funds frequently invest in these types of offerings of debt securities. A purchase of IPO securities often involves higher transaction costs than those associated with the purchase of securities already traded on exchanges or markets. The Fund may hold IPO securities for a period of time, or may sell them soon after the purchase. Investments in IPOs could have a magnified impact — either positive or negative — on the Fund’s
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performance while the Fund’s assets are relatively small. The impact of an IPO on the Fund’s performance may tend to diminish as the Fund’s assets grow. In circumstances when investments in IPOs make a significant contribution to the Fund’s performance, there can be no assurance that similar contributions from IPOs will continue in the future.
Although one or more risks described in this SAI may also apply, the risks typically associated with IPOs include: IPO Risk, Issuer Risk, Liquidity Risk, Market Risk, and Small Company Securities Risk.
Inverse Floaters
See Types of Investments – Derivatives – Indexed or Linked Securities (Structured Products) above.
Investments in Other Investment Companies (Including ETFs)
Investing in other investment companies may be a means by which the Fund seeks to achieve its investment objective. The Fund may invest in securities issued by other investment companies within the limits prescribed by the 1940 Act, the rules and regulations thereunder and any exemptive relief currently or in the future available to the Fund. These securities include shares of other affiliated or unaffiliated open-end investment companies (i.e., mutual funds), closed-end funds, exchange-traded funds (ETFs), UCITS funds (pooled investment vehicles established in accordance with the Undertaking for Collective Investment in Transferable Securities) and business development companies.
Except with respect to funds structured as funds-of-funds or so-called master/feeder funds or other funds whose strategies otherwise allow such investments, the 1940 Act generally requires that a fund limit its investments in another investment company or series thereof so that, as determined at the time a securities purchase is made: (i) no more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) no more than 10% of the value of its total assets will be invested in the aggregate in securities of other investment companies; and (iii) no more than 3% of the outstanding voting stock of any one investment company or series thereof will be owned by a fund or by companies controlled by a fund. Such other investment companies may include ETFs, which are shares of publicly traded unit investment trusts, open-end funds or depositary receipts that may be passively managed (e.g., they seek to track the performance of specific indexes or companies in related industries) or they may be actively managed. The SEC has granted orders for exemptive relief to certain ETFs that permit investments in those ETFs by certain other registered investment companies in excess of these limits.
ETFs are listed on an exchange and trade in the secondary market on a per-share basis, which allows investors to purchase and sell ETF shares at their market price throughout the day. Certain ETFs, such as passively managed ETFs, hold portfolios of securities that are designed to replicate, as closely as possible before expenses, the price and yield of a specified market index. The performance results of these ETFs will not replicate exactly the performance of the pertinent index due to transaction and other expenses, including fees to service providers borne by ETFs. ETF shares are sold and redeemed at net asset value only in large blocks called creation units. The Funds’ ability to redeem creation units may be limited by the 1940 Act, which provides that ETFs will not be obligated to redeem shares held by the Funds in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.
Although the Fund may derive certain advantages from being able to invest in shares of other investment companies, such as to be fully invested, there may be potential disadvantages. Investing in other investment companies may result in higher fees and expenses for the Fund and its shareholders. A shareholder may be charged fees not only on Fund shares held directly but also on the investment company shares that the Fund purchases. Because these investment companies may invest in other securities, they are also subject to the risks associated with a variety of investment instruments as described in this SAI.
Under the 1940 Act and rules and regulations thereunder, the Fund may purchase shares of affiliated funds, subject to certain conditions. Investing in affiliated funds presents certain actual or potential conflicts of interest. For more information about such actual and potential conflicts of interest, see Investment Management and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with the securities of other investment companies include: Exchange-Traded Fund (ETF) Risk, Investing in Other Funds Risk, Issuer Risk and Market Risk.
Listed Private Equity Funds
The Fund may invest directly in listed private equity funds, which may include, among others, business development companies, investment holding companies, publicly traded limited partnership interests (common units), publicly traded venture capital funds, publicly traded venture capital trusts, publicly traded private equity funds, publicly traded private equity investment trusts, publicly traded closed-end funds, publicly traded financial institutions that lend to or invest in privately held companies and any other publicly traded vehicle whose purpose is to invest in privately held companies.
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The Fund may invest in listed private equity funds that hold investments in a wide array of businesses and industries at various stages of development, from early stage to later stage to fully mature businesses. The Fund may invest in listed private equity funds that emphasize making equity and equity-like (preferred stock, convertible stock and warrants) investments in later stage to mature businesses, or may invest in listed private equity funds making debt investments or investments in companies at other stages of development. In addition, the Fund may invest in the common stock of closed-end management investment companies, including business development companies that invest in securities of listed private equity companies.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with investment in listed private equity funds include: Credit Risk, Liquidity Risk, Market Risk, Sector Risk, and Valuation Risk.
Money Market Instruments
Money market instruments include cash equivalents and short-term debt obligations which include: (i) bank obligations, including certificates of deposit (CDs), time deposits and bankers’ acceptances, and letters of credit of banks or savings and loan associations having capital surplus and undivided profits (as of the date of its most recently published annual financial statements) in excess of $100 million (or the equivalent in the instance of a foreign branch of a U.S. bank) at the date of investment; (ii) funding agreements; (iii) repurchase agreements; (iv) obligations of the United States, foreign countries and supranational entities, and each of their subdivisions, agencies and instrumentalities; (v) certain corporate debt securities, such as commercial paper, short-term corporate obligations and extendible commercial notes; (vi) participation interests; and (vii) municipal securities. Money market instruments may be structured as fixed-, variable- or floating-rate obligations and may be privately placed or publicly offered. The Fund may also invest in affiliated and unaffiliated money market mutual funds, which invest primarily in money market instruments. See Types of Investments — Variable- and Floating-Rate Obligations and — Private Placement and Other Restricted Securities for more information.
With respect to money market securities, certain U.S. Government obligations are backed or insured by the U.S. Government, its agencies or its instrumentalities. Other money market securities are backed only by the claims paying ability or creditworthiness of the issuer.
Bankers’ acceptances are marketable short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed “accepted” when a bank unconditionally guarantees their payment at maturity.
The Fund may invest its daily cash balance in Columbia Short-Term Cash Fund, a money market fund established for the exclusive use of the funds in the Columbia Fund Complex and other institutional clients of the Investment Manager.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with money market instruments include: Credit Risk, Inflation Risk, Interest Rate Risk, Issuer Risk and Money Market Fund Risk.
Mortgage-Backed Securities
Mortgage-backed securities are a type of asset-backed security that represent interests in, or debt instruments backed by, pools of underlying mortgages. In some cases, these underlying mortgages may be insured or guaranteed by the U.S. Government or its agencies. Mortgage-backed securities entitle the security holders to receive distributions that are tied to the payments made on the underlying mortgage collateral (less fees paid to the originator, servicer, or other parties, and fees paid for credit enhancement), so that the payments made on the underlying mortgage collateral effectively pass through to such security holders. Mortgage-backed securities are created when mortgage originators (or mortgage loan sellers who have purchased mortgage loans from mortgage loan originators) sell the underlying mortgages to a special purpose entity in a process called a securitization. The special purpose entity issues securities that are backed by the payments on the underlying mortgage loans, and have a minimum denomination and specific term. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders. Mortgage-backed securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Types of Investments — Variable- and Floating-Rate Obligations, — Debt Obligations - Zero-Coupon, Pay-in-Kind and Step-Coupon Securities, — Private Credit Assets and — Private Placement and Other Restricted Securities for more information.
Mortgage-backed securities may be issued or guaranteed by Government National Mortgage Association (GNMA or Ginnie Mae), Federal National Mortgage Association (FNMA or Fannie Mae), or Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac), but also may be issued or guaranteed by other issuers, including private companies. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. Before 2008, FNMA and FHLMC were government-sponsored corporations owned entirely by private stockholders. Both issue mortgage-related securities that contain guarantees as to timely payment of interest and principal but that are not backed by the full faith and credit of the U.S. Government. The value of the FNMA’s and FHLMC’s securities fell sharply in
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2008 due to concerns that they did not have sufficient capital to offset losses. The U.S. Treasury has historically had the authority to purchase obligations of Fannie Mae and Freddie Mac. In addition, in 2008, due to capitalization concerns, Congress provided the U.S. Treasury with additional authority to lend Fannie Mae and Freddie Mac emergency funds and to purchase the companies’ stock, as described below. In September 2008, the U.S. Treasury and the Federal Housing Finance Agency (FHFA) announced that Fannie Mae and Freddie Mac had been placed in conservatorship, a statutory process with the objective of returning the entities to normal business operations.
In the past, Fannie Mae and Freddie Mac have received significant capital support through U.S. Treasury preferred stock purchases and Federal Reserve purchases of their mortgage-backed securities. There can be no assurance that these or other agencies of the government will provide such support in the future. The future status of Fannie Mae or Freddie Mac could be impacted by, among other things, the actions taken and restrictions placed on Fannie Mae or Freddie Mac by the FHFA in its role as conservator, the restrictions placed on Fannie Mae’s or Freddie Mac’s operations and activities under the senior stock purchase agreements, market responses to developments at Fannie Mae or Freddie Mac, and future legislative and regulatory action that alters the operations, ownership structure and/or mission of Fannie Mae or Freddie Mac, each of which may, in turn, impact the value of, and cash flows on, any securities guaranteed by Fannie Mae and Freddie Mac.
Should Fannie Mae and Freddie Mac be taken out of conservatorship, it is unclear whether the U.S. Treasury would continue to enforce its rights or perform its current obligations under the senior stock purchase agreements. It is also unclear how the capital structure of Fannie Mae and Freddie Mac would be constructed post-conservatorship, and what effects, if any, the privatization of the enterprises would have on their creditworthiness and guarantees of certain mortgage-backed securities. Accordingly, should the FHFA take Fannie Mae and Freddie Mac out of conservatorship, there could be an adverse impact on the value of securities they guarantee, which could cause the Fund’s shares to lose value.
Stripped mortgage-backed securities are a type of mortgage-backed security that receives differing proportions of the interest and principal payments from the underlying assets. Generally, there are two classes of stripped mortgage-backed securities: Interest Only (IO) and Principal Only (PO). IOs entitle the holder to receive distributions consisting of all or a portion of the interest on the underlying pool of mortgage loans or mortgage-backed securities. POs entitle the holder to receive distributions consisting of all or a portion of the principal of the underlying pool of mortgage loans or mortgage-backed securities. See Types of Investments — Debt Obligations - Stripped Securities for more information.
Collateralized Mortgage Obligations (CMOs) are hybrid mortgage-related instruments issued by special purpose entities secured by pools of mortgage loans or other mortgage-related securities, such as mortgage pass-through securities or stripped mortgage-backed securities. CMOs may be structured into multiple classes, often referred to as “tranches,” with each class bearing a different stated maturity and entitled to a different schedule for payments of principal and interest, including prepayments. Principal prepayments on collateral underlying a CMO may cause it to be retired substantially earlier than its stated maturity or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. The yield characteristics of mortgage-backed securities differ from those of other debt securities. Among the differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and principal may be repaid at any time. These factors may reduce the expected yield. Interest is paid or accrues on all classes of the CMOs on a periodic basis. The principal and interest payments on the underlying mortgage assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgage assets are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classes having earlier stated maturities or final distribution dates have been paid in full.
Commercial mortgage-backed securities are a specific type of mortgage-backed security collateralized by a pool of mortgages on commercial real estate.
CMO residuals are mortgage securities issued by agencies or instrumentalities of the U.S. Government or by private originators of, or investors in, mortgage loans, including savings and loan associations, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing. The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses and any management fee of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the pre-payment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to pre-payments on the related underlying mortgage assets, in the same manner as an interest-only (IO) class of stripped mortgage-backed securities. In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances an ETF may fail to recoup fully its initial investment in a CMO residual.
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CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may or, pursuant to an exemption therefrom, may not have been registered under the 1933 Act. CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be deemed “illiquid” and subject to the Fund’s limitations on investment in illiquid investments.
Mortgage pass-through securities are interests in pools of mortgage-related securities that differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. Instead, these securities provide a monthly payment which consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential or commercial mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying property, refinancing or foreclosure, net of fees or costs which may be incurred. Some mortgage-related securities (such as securities issued by the GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment.
REMICs are entities that own mortgages and elect REMIC status under the Code and, like CMOs, issue debt obligations collateralized by underlying mortgage assets that have characteristics similar to those issued by CMOs.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with mortgage- and asset-backed securities include: Credit Risk, Interest Rate Risk, Issuer Risk, Liquidity Risk, Mortgage- and Other Asset-Backed Securities Risk, Prepayment and Extension Risk and Reinvestment Risk.
Municipal Securities
Municipal securities include debt obligations issued by governmental entities, including states, political subdivisions, agencies, instrumentalities, and authorities, as well as U.S. territories, commonwealths and possessions (such as Guam, Puerto Rico and the U.S. Virgin Islands) and their political subdivisions, agencies, instrumentalities, and authorities, to obtain funds for various public purposes, including the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to public institutions and facilities.
Municipal securities may include municipal bonds, municipal notes and municipal leases, which are described below. Municipal bonds are debt obligations of a governmental entity that obligate the municipality to pay the holder a specified sum of money at specified intervals and to repay the principal amount of the loan at maturity. Municipal securities can be classified into two principal categories, including “general obligation” bonds and other securities and “revenue” bonds and other securities. General obligation bonds are secured by the issuer’s full faith, credit and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, such as the user of the facility being financed. Municipal securities also may include “moral obligation” securities, which normally are issued by special purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund, the restoration of which is a moral commitment but not a legal obligation of the governmental entity that created the special purpose public authority. Municipal securities may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in-kind and step-coupon securities and may be privately placed or publicly offered. See Types of Investments – Variable- and Floating-Rate Obligations, – Debt Obligations – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and – Private Placement and Other Restricted Securities for more information.
Municipal notes may be issued by governmental entities and other tax-exempt issuers in order to finance short-term cash needs or, occasionally, to finance construction. Most municipal notes are general obligations of the issuing entity payable from taxes or designated revenues expected to be received within the relevant fiscal period. Municipal notes generally have maturities of one year or less. Municipal notes can be subdivided into two sub-categories: (i) municipal commercial paper and (ii) municipal demand obligations.
Municipal commercial paper typically consists of very short-term unsecured negotiable promissory notes that are sold, for example, to meet seasonal working capital or interim construction financing needs of a governmental entity or agency. While these obligations are intended to be paid from general revenues or refinanced with long-term debt, they frequently are backed by letters of credit, lending agreements, note repurchase agreements or other credit facility agreements offered by banks or institutions. See Types of Investments – Commercial Paper for more information.
Municipal demand obligations can be subdivided into two general types: variable rate demand notes and master demand obligations. Variable rate demand notes are tax-exempt municipal obligations or participation interests that provide for a periodic adjustment in the interest rate paid on the notes. They permit the holder to demand payment of the notes, or to demand purchase of the notes at a purchase price equal to the unpaid principal balance, plus accrued interest either directly by the issuer or by drawing on a bank letter of credit or guaranty issued with respect to such note. The issuer of the municipal obligation may have a
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corresponding right to prepay at its discretion the outstanding principal of the note plus accrued interest upon notice comparable to that required for the holder to demand payment. The variable rate demand notes in which the Fund may invest are payable, or are subject to purchase, on demand, usually on notice of seven calendar days or less. The terms of the notes generally provide that interest rates are adjustable at intervals ranging from daily to six months.
Master demand obligations are tax-exempt municipal obligations that provide for a periodic adjustment in the interest rate paid and permit daily changes in the amount borrowed. The interest on such obligations is, in the opinion of counsel for the borrower, excluded from gross income for U.S. federal income tax purposes (but not necessarily for alternative minimum tax purposes). Although there is no secondary market for master demand obligations, such obligations are considered by the Fund to be liquid because they are payable upon demand.
Municipal lease obligations are participations in privately arranged loans to state or local government borrowers and may take the form of a lease, an installment purchase, or a conditional sales contract. They are issued by state and local governments and authorities to acquire land, equipment, and facilities. An investor may purchase these obligations directly, or it may purchase participation interests in such obligations. In general, municipal lease obligations are unrated, in which case they will be determined by the Fund’s portfolio manager to be of comparable quality at the time of purchase to rated instruments that may be acquired by the Fund. Frequently, privately arranged loans have variable interest rates and may be backed by a bank letter of credit. In other cases, they may be unsecured or may be secured by assets not easily liquidated.
Moreover, such loans in most cases are not backed by the taxing authority of the issuers and may have limited marketability or may be marketable only by virtue of a provision requiring repayment following demand by the lender.
Municipal leases may be subject to greater risks than general obligation or revenue bonds. State constitutions and statutes set forth requirements that states or municipalities must meet in order to issue municipal obligations. Municipal leases may contain a covenant by the state or municipality to budget for and make payments due under the obligation. Certain municipal leases may, however, provide that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.
Although lease obligations do not constitute general obligations of the municipal issuer to which the government’s taxing power is pledged, a lease obligation ordinarily is backed by the government’s covenant to budget for, appropriate, and make the payments due under the lease obligation. However, certain lease obligations contain “non-appropriation” clauses that provide that the government has no obligation to make lease or installment purchase payments in future years unless money is appropriated for such purpose on a periodic basis. In the case of a “non-appropriation” lease, the Fund’s ability to recover under the lease in the event of non-appropriation or default likely will be limited to the repossession of the leased property in the event that foreclosure proves difficult.
The Fund may invest in certificates issued in tender option bond (TOB) transactions. A TOB is a common way of referring to floating rate certificates issued by a special purpose trust into which one or more municipal instruments are deposited. In a TOB transaction, the TOB trust issues two classes of securities. The first class, the floating rate certificates (floaters), is typically sold to third-party investors and pays an interest rate that is reset periodically based on a specified index. The second class, the inverse floating rate certificates (inverse floaters), is typically issued to the investor(s) that deposited the municipal instruments into the TOB trust, and pays an interest rate based on the difference between the interest rate earned on the underlying municipal instruments and the interest rate paid on the floaters, after expenses. The Fund may invest in both floaters and inverse floaters. The Fund may purchase an inverse floater in the secondary market or from the TOB trust where the municipal instrument held by the trust was either owned or identified by the Fund. The floaters typically have first priority on the cash flow from the municipal instrument held by the TOB trust, and the remaining cash flow, less certain expenses, is paid to holders of the inverse floaters. Where the municipal instrument held by the TOB trust was either owned or identified by the Fund, the net proceeds of the sale of the floaters, after expenses, may be received by the Fund and may be invested in additional securities. This would generate economic leverage for the Fund.
Holders of the floaters generally have the right to tender such securities back to the TOB trust for par plus accrued interest. A remarketing agent for the trust is required to attempt to re-sell any tendered floaters to new investors for the purchase price (the stated amount of the floaters plus accrued interest). If the remarketing agent is unable to successfully re-sell the tendered floaters, depending on the structure of the trust, a liquidity provider to the trust may elect to cause the trust to sell the municipal instruments held by the trust in an amount sufficient to purchase any tendered floaters or may provide a loan to the trust, the proceeds of which will be used to purchase the tendered floaters.
Holders of the inverse floaters typically have the right to partially or totally collapse their interest in the TOB trust by causing the holders of a proportional share of the floaters to tender their notes to the TOB trust at par plus accrued interest. Thereafter, holders of the inverse floaters may withdraw a corresponding share of the municipal instruments from the TOB trust.
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Because holders of the floaters have the right to tender their securities to the TOB trust at par plus accrued interest, holders of the inverse floaters are exposed to all of the gains or losses on the underlying municipal bonds, despite the fact that their net cash investment is significantly less than the value of those bonds. This multiplies the positive or negative impact of the underlying bonds’ price movements on the value of the inverse floaters, thereby creating effective leverage.
Due to the leveraged nature of these investments, the value of an inverse floater will increase and decrease to a greater extent than the value of the TOB trust’s underlying municipal bonds in response to changes in market interest rates or credit quality. An investment in inverse floaters typically will involve greater risk than an investment in a fixed rate municipal bond.
Inverse floaters have variable interest rates that typically move in the opposite direction from movements in prevailing interest rates, most often short-term rates. Accordingly, the value of inverse floaters, or other obligations or certificates structured to have similar features, generally moves in the opposite direction from interest rates. The value of an inverse floater can be more volatile than the value of other debt instruments of comparable maturity and quality; during periods of rising interest rates, the prices of inverse floaters will tend to decline more quickly than those of fixed rate instruments. Inverse floaters incorporate varying degrees of leverage. Generally, greater leverage results in greater price volatility for any given change in interest rates.
A TOB transaction typically provides for the automatic termination of the trust upon the occurrence of certain adverse events. These events may include, among others, a credit rating downgrade or decrease in the value of the underlying municipal instruments below a specified level, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors floaters that have been tendered for repurchase. Following such an event, the underlying municipal instruments are generally sold for current market value and the proceeds generally distributed first to holders of the floaters in an amount equal to the purchase price of their securities plus accrued interest and then to the holders of the inverse floaters. The sale of the underlying municipal instruments following such an event could be at an adverse price that might result in the loss by the Fund of a substantial portion, or even all, of its investment in the related inverse floater.
Inverse floaters may be subject to legal or contractual restrictions on resale and therefore may be less liquid than other types of securities. In addition, inverse floaters are subject to the risk that the structure does not work as intended and are subject to the credit risk of any third party service provider and to the third party service provider's ability or willingness to perform in accordance with the terms of the arrangement.
There are variations in the quality of municipal securities, both within a particular classification and between classifications, and the rates of return on municipal securities can depend on a variety of factors, including general money market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation, and the rating of the issue. The ratings of NRSROs represent their opinions as to the quality of municipal securities. It should be emphasized, however, that these ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate, and rating may have different rates of return while municipal securities of the same maturity and interest rate with different ratings may have the same rate of return. The municipal bond market is characterized by a large number of different issuers, many having smaller sized bond issues, and a wide choice of different maturities within each issue. For these reasons, most municipal bonds do not trade on a daily basis and many trade only rarely. Because many of these bonds trade infrequently, the spread between the bid and offer may be wider and the time needed to develop a bid or an offer may be longer than for other security markets. See Appendix A for a discussion of securities ratings. (See Types of Investments – Debt Obligations.)
Standby Commitments. Standby commitments are securities under which a purchaser, usually a bank or broker-dealer, agrees to purchase, for a fee, an amount of the Fund’s municipal obligations. The amount payable by a bank or broker-dealer to purchase securities subject to a standby commitment typically will be substantially the same as the value of the underlying municipal securities. The Fund may pay for standby commitments either separately in cash or by paying a higher price for portfolio securities that are acquired subject to such a commitment.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with standby commitments include: Counterparty Risk, Market Risk, and Municipal Securities Risk.
Taxable Municipal Obligations. Interest or other investment return is subject to federal income tax for certain types of municipal obligations for a variety of reasons. These municipal obligations do not qualify for the federal income tax exemption because (a) they did not receive necessary authorization for tax-exempt treatment from state or local government authorities, (b) they exceed certain regulatory limitations on the cost of issuance for tax-exempt financing or (c) they finance public or private activities that do not qualify for the federal income tax exemption. These non-qualifying activities might include, for example, certain types of multi-family housing, certain professional and local sports facilities, refinancing of certain municipal debt, and borrowing to replenish a municipality’s underfunded pension plan.
See Appendix A for a discussion of securities ratings. (See Types of Investments – Debt Obligations.)
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with municipal securities include: Credit Risk, Inflation Risk, Interest Rate Risk, Market Risk, and Municipal Securities Risk.
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Participation Interests
Participation interests (also called pass-through certificates or securities) represent an interest in a pool of debt obligations, such as municipal bonds or notes that have been “packaged” by an intermediary, such as a bank or broker-dealer. Participation interests typically are issued by partnerships or trusts through which the Fund receives principal and interest payments that are passed through to the holder of the participation interest from the payments made on the underlying debt obligations. The purchaser of a participation interest receives an undivided interest in the underlying debt obligations. The issuers of the underlying debt obligations make interest and principal payments to the intermediary, as an initial purchaser, which are passed through to purchasers in the secondary market, such as the Fund. Mortgage-backed securities are a common type of participation interest. Participation interests may be structured as fixed-, variable- or floating-rate obligations or as zero-coupon, pay-in- kind and step-coupon securities and may be privately placed or publicly offered. See Types of Investments – Variable- and Floating-Rate Obligations, – Debt Obligations – Zero-Coupon, Pay-in-Kind and Step-Coupon Securities and – Private Placement and Other Restricted Securities for more information.
Loan participations also are a type of participation interest. Loans, loan participations, and interests in securitized loan pools are interests in amounts owed by a corporate, governmental, or other borrower to a lender or consortium of lenders (typically banks, insurance companies, investment banks, government agencies, or international agencies).
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with loan participations include: Confidential Information Access Risk, Credit Risk, and Interest Rate Risk.
Partnership Securities
The Fund may invest in securities issued by publicly traded partnerships or master limited partnerships or limited liability companies (together referred to as PTPs/MLPs). These entities are limited partnerships or limited liability companies that may be publicly traded on stock exchanges or markets such as the NYSE, the NYSE Alternext US LLC (formerly the American Stock Exchange) and NASDAQ. PTPs/MLPs often own businesses or properties relating to energy, natural resources or real estate, or may be involved in the film industry or research and development activities. Generally, PTPs/MLPs are operated under the supervision of one or more managing partners or members. Limited partners, unit holders, or members (such as a fund that invests in a partnership) are not involved in the day-to-day management of the company. Limited partners, unit holders, or members are allocated income and capital gains associated with the partnership project in accordance with the terms of the partnership or limited liability company agreement.
At times PTPs/MLPs may potentially offer relatively high yields compared to common stocks. Because PTPs/MLPs are generally treated as partnerships or similar limited liability “pass-through” entities for tax purposes, they do not ordinarily pay income taxes, but pass their earnings on to unit holders (except in the case of some publicly traded firms that may be taxed as corporations).
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with partnership securities include: Interest Rate Risk, Issuer Risk, Liquidity Risk and Market Risk.
Preferred Stock
Preferred stock represents units of ownership of a corporation that frequently have dividends that are set at a specified rate. Preferred stock has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock shares some of the characteristics of both debt and equity. Preferred stock ordinarily does not carry voting rights. Most preferred stock is cumulative; if dividends are passed (i.e., not paid for any reason), they accumulate and must be paid before common stock dividends. Participating preferred stock entitles its holders to share in profits above and beyond the declared dividend, along with common shareholders, as distinguished from nonparticipating preferred stock, which is limited to the stipulated dividend. Convertible preferred stock is exchangeable for a given number of shares of common stock and thus tends to be more volatile than nonconvertible preferred stock, which generally behaves more like a fixed income bond. Preferred stock may be privately placed or publicly offered. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. See Types of Investments – Private Placement and Other Restricted Securities for more information.
Auction preferred stock (APS) is a type of adjustable-rate preferred stock with a dividend determined periodically in a Dutch auction process by corporate bidders. An APS is distinguished from standard preferred stock because its dividends change from time to time. Shares typically are bought and sold at face values generally ranging from $100,000 to $500,000 per share. Holders of APS may not be able to sell their shares if an auction fails, such as when there are more shares of APS for sale at an auction than there are purchase bids.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with preferred stock include: Convertible Securities Risk, Issuer Risk, Liquidity Risk and Market Risk.
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Trust-Preferred Securities. Trust-preferred securities, also known as trust-issued securities, are securities that have characteristics of both debt and equity instruments and are typically treated by the Funds as debt investments.
Generally, trust-preferred securities are cumulative preferred stocks issued by a trust that is created by a financial institution, such as a bank holding company. The financial institution typically creates the trust with the objective of increasing its capital by issuing subordinated debt to the trust in return for cash proceeds that are reflected on the financial institution’s balance sheet.
The primary asset owned by the trust is the subordinated debt issued to the trust by the financial institution. The financial institution makes periodic interest payments on the debt as discussed further below. The financial institution will subsequently own the trust’s common securities, which may typically represent a small percentage of the trust’s capital structure. The remainder of the trust’s capital structure typically consists of trust-preferred securities which are sold to investors. The trust uses the sales proceeds to purchase the subordinated debt issued by the financial institution. The financial institution uses the proceeds from the subordinated debt sale to increase its capital while the trust receives periodic interest payments from the financial institution for holding the subordinated debt.
The trust uses the interest received to make dividend payments to the holders of the trust-preferred securities. The dividends are generally paid on a quarterly basis and are often higher than other dividends potentially available on the financial institution’s common stocks. The interests of the holders of the trust-preferred securities are senior to those of common stockholders in the event that the financial institution is liquidated, although their interests are typically subordinated to those of other holders of other debt issued by the institution.
The primary benefit for the financial institution in using this particular structure is that the trust-preferred securities issued by the trust are treated by the financial institution as debt securities for tax purposes (as a consequence of which the expense of paying interest on the securities is tax deductible), but are treated as more desirable equity securities for purposes of the calculation of capital requirements.
In certain instances, the structure involves more than one financial institution and thus, more than one trust. In such a pooled offering, an additional separate trust may be created. This trust will issue securities to investors and use the proceeds to purchase the trust-preferred securities issued by other trust subsidiaries of the participating financial institutions. In such a structure, the trust-preferred securities held by the investors are backed by other trust-preferred securities issued by the trust subsidiaries.
If a financial institution is financially unsound and defaults on interest payments to the trust, the trust will not be able to make dividend payments to holders of the trust-preferred securities such as the Fund, as the trust typically has no business operations other than holding the subordinated debt issued by the financial institution(s) and issuing the trust-preferred securities and common stock backed by the subordinated debt.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with trust-preferred securities include: Credit Risk, Interest Rate Risk, Liquidity Risk and Prepayment and Extension Risk.
Private Credit Assets
A Fund may obtain exposure to private credit investments, generally involving asset-based investments, including indirectly through their investments in pooled investment vehicles, partnerships, joint ventures, limited liability companies and vehicles with similar legal structures (a Private Credit Investment Vehicle). Typically, private credit investments are not traded in public markets and are illiquid, such that a Private Credit Investment Vehicle may not be able to sell some of its holdings for extended periods, which may be several years, or at the price at which the Private Credit Investment Vehicle is valuing its investments. A Private Credit Investment Vehicle may, from time to time or over time, focus its private credit investments in a particular industry or sector or certain industries or sectors. Investment performance of such industries or sectors may at times have an out-sized impact on the performance of a Private Credit Investment Vehicle and, correspondingly, the Fund. Additionally, private credit investments can range in credit quality depending on security-specific factors, including total leverage, amount of leverage senior to the security in question, variability in the issuer’s cash flows, the size of the issuer, the quality of assets securing debt and the degree to which such assets cover the subject company’s debt obligations. The issuers of the Private Credit Investment Vehicle's investment will often be leveraged and may not be rated by national credit rating agencies. Private Credit Investment Vehicles may be considered debt obligations.
Private Investments in Public Equity
Private Investments in public equity (or PIPEs) are equity securities purchased in a private placement that are issued by issuers who have outstanding, publicly traded equity securities of the same class. Shares issued in PIPEs are not registered with the SEC and may not be sold unless registered with the SEC or pursuant to an exemption from registration. Generally, an issuer of shares in a PIPE may agree to register the shares after a certain period from the date of the private sale. This restricted period can last many months. Until the public registration process is completed, the resale of the PIPE shares is restricted and the Fund may sell the shares after six months, with certain restrictions, if the Fund is not an affiliate of the issuer (under relevant securities law, a holder of restricted shares may sell the shares after 6 months if the holder is not affiliated to the issuer). Generally, such
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restrictions cause the PIPE shares to be illiquid during this time. If the issuer does not agree to register the PIPE shares, the shares will remain restricted, not be freely tradable and may only be sold pursuant to an exemption from registration. Even if the PIPE shares are registered for resale, there is no assurance that the registration will be in effect at the time the Fund elects to sell the shares. See also Types of Investments – Private Placement and Other Restricted Securities for more information.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with PIPEs include: Private Investment in Public Equity (PIPEs) Risk, Counterparty Risk, Issuer Risk, Liquidity Risk, Market Risk, and Rule 144A and Other Exempted Securities Risk.
Private Placement and Other Restricted Securities
Private placement securities are securities that have been privately placed and are not registered under the 1933 Act. They are generally eligible for sale only to certain eligible investors. Private placements often may offer attractive opportunities for investment not otherwise available on the open market. Private placement and other “restricted” securities often cannot be sold to the public without registration under the 1933 Act or the availability of an exemption from registration (such as Rules 144 or 144A), or they are “not readily marketable” because they are subject to other legal or contractual delays in or restrictions on resale. Asset-backed securities, common stock, convertible securities, corporate debt securities, foreign securities, high-yield securities, money market instruments, mortgage-backed securities, municipal securities, participation interests, preferred stock and other types of equity and debt instruments may be privately placed or restricted securities.
Private placements typically may be sold only to qualified institutional buyers or, in the case of the initial sale of certain securities, such as those issued in collateralized debt obligations or collateralized loan obligations, to accredited investors (as defined in Rule 501(a) under the 1933 Act), or in a privately negotiated transaction or to a limited number of qualified purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met pursuant to an exemption from registration.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with private placement and other restricted securities include: Issuer Risk, Liquidity Risk, Market Risk and Confidential Information Access Risk.
Real Estate Investment Trusts
Real estate investment trusts (REITs) are pooled investment vehicles that manage a portfolio of real estate or real estate related loans to earn profits for their shareholders. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property, such as shopping centers, nursing homes, office buildings, apartment complexes, and hotels, and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs can be subject to extreme volatility due to fluctuations in the demand for real estate, changes in interest rates, and adverse economic conditions.
Partnership units of real estate and other types of companies sometimes are organized as master limited partnerships in which ownership interests are publicly traded.
Similar to regulated investment companies, REITs are not taxed on income distributed to shareholders provided they comply with certain requirements under the Code. The Fund will indirectly bear its proportionate share of any expenses paid by a REIT in which it invests. REITs often do not provide complete tax information until after the calendar year-end. Consequently, because of the delay, it may be necessary for the Fund investing in REITs to request permission to extend the deadline for issuance of Forms 1099-DIV beyond January 31. In the alternative, amended Forms 1099-DIV may be sent.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with REITs include: Interest Rate Risk, Issuer Risk, Market Risk and Real Estate-Related Investment Risk.
Repurchase Agreements
Repurchase agreements are agreements under which the Fund acquires a security for a relatively short period of time (usually within seven days) subject to the obligation of a seller to repurchase and the Fund to resell such security at a fixed time and price (representing the Fund’s cost plus interest). The repurchase agreement specifies the yield during the purchaser’s holding period. Repurchase agreements also may be viewed as loans made by the Fund that are collateralized by the securities subject to repurchase, which may consist of a variety of security types. The Fund typically will enter into repurchase agreements only with commercial banks, registered broker-dealers and the Fixed Income Clearing Corporation. Such transactions are monitored to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including any accrued interest.
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Although one or more of the other risks described in this SAI may also apply, the risks typically associated with repurchase agreements include: Counterparty Risk, Credit Risk, Issuer Risk, Market Risk, and Repurchase Agreements Risk.
Reverse Repurchase Agreements
Reverse repurchase agreements are agreements under which the Fund temporarily transfers possession of a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash. At the same time, the Fund agrees to repurchase the instrument at an agreed-upon time and price which reflects an interest payment. The Fund generally retains the right to interest and principal payments on the security. Reverse repurchase agreements also may be viewed as borrowings made by the Fund.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with reverse repurchase agreements include: Credit Risk, Interest Rate Risk, Issuer Risk, Leverage Risk, Market Risk, and Reverse Repurchase Agreements Risk.
Short Sales
The Fund may sometimes sell securities short when it owns an equal amount of the securities sold short. This is a technique known as selling short “against the box.” If the Fund makes a short sale “against the box,” it would not immediately deliver the securities sold and would not receive the proceeds from the sale. The seller is said to have a short position in the securities sold until it delivers the securities sold, at which time it receives the proceeds of the sale. To secure its obligation to deliver securities sold short, the Fund will deposit in escrow in a separate account with the custodian an equal amount of the securities sold short or securities convertible into or exchangeable for such securities. The Fund can close out its short position by purchasing and delivering an equal amount of the securities sold short, rather than by delivering securities already held by the Fund, because the Fund might want to continue to receive interest and dividend payments on securities in its portfolio that are convertible into the securities sold short.
Short sales “against the box” entail many of the same risks and considerations described below regarding short sales not “against the box.” However, when the Fund sells short “against the box” it typically limits the amount of its effective leverage. The Fund’s decision to make a short sale “against the box” may be a technique to hedge against market risks when the Fund’s portfolio manager believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund or a security convertible into or exchangeable for such security. In such case, any future losses in the Fund’s long position would be reduced by a gain in the short position. The extent to which such gains or losses in the long position are reduced will depend upon the amount of securities sold short relative to the amount of the securities the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the investment values or conversion premiums of such securities.
Subject to its fundamental and non-fundamental investment policies, the Fund may engage in short sales that are not “against the box,” which are sales by the Fund of securities, contracts or instruments that it does not own in hopes of purchasing the same security, contract or instrument at a later date at a lower price. The technique is also used to protect a profit in a long-term position in a security, commodity futures contract or other instrument. To make delivery to the buyer, the Fund must borrow or purchase the security. If borrowed, the Fund is then obligated to replace the security borrowed from the third party, so the Fund must purchase the security at the market price at a later time. If the price of the security has increased during this time, then the Fund will incur a loss equal to the increase in price of the security from the time of the short sale plus any premiums and interest paid to the third party. (Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.) Short sales of forward commitments and derivatives do not involve borrowing a security. These types of short sales may include futures, options, contracts for differences, forward contracts on financial instruments and options such as contracts, credit-linked instruments, and swap contracts.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with short sales include: Leverage Risk, Market Risk, and Short Positions Risk.
Sovereign Debt
Sovereign debt obligations are issued or guaranteed by foreign governments or their agencies. It may be in the form of conventional securities or other types of debt instruments such as loans or loan participations. A sovereign debtor’s willingness or ability to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign debtor’s policy toward international lenders, and the political constraints to which a sovereign debtor may be subject. (See also Types of Investments – Foreign Securities.) In addition, there may be no legal recourse against a sovereign debtor in the event of a default.
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Sovereign debt includes Brady Bonds, which are securities issued under the framework of the Brady Plan, an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with sovereign debt include: Credit Risk, Emerging Markets Securities Risk, Foreign Securities Risk, Issuer Risk and Market Risk.
Special Purpose Acquisition Company (SPAC)
A SPAC is typically a publicly traded company that raises investment capital via an IPO for the purpose of acquiring one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions (each a SPAC Transaction). The shares of a SPAC are issued in “units” that typically include one share of common stock and one warrant (or partial warrant) conveying the right to purchase additional shares. Within 52 days after the closing of the IPO, the shares of common stock and the warrants comprising the units will begin to trade separately and become freely tradeable. After going public, and until a SPAC Transaction is completed, a SPAC generally invests the proceeds of its IPO (less a portion retained to cover expenses) in U.S. Government securities, money market securities and/or cash. If a SPAC does not complete a SPAC Transaction within a specified period of time after going public, the SPAC is typically dissolved, at which point the invested funds are returned to the SPAC’s shareholders (less certain permitted expenses) and any warrants issued by the SPAC expire worthless. In some cases, the Fund will forfeit its right to exercise its warrants to receive additional shares even if a SPAC Transaction occurs if the Fund holding the warrant elects to redeem its shares of common stock and not participate in the SPAC Transaction. See also Types of Investments – Common Stock, – Initial Public Offerings, and – Warrants and Rights for more information.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with SPACs include: IPO Risk, Issuer Risk, Liquidity Risk, Market Risk, Special Purpose Acquisition Companies (SPAC) Risk, and Warrants and Rights Risk.
Standby Commitments
See Types of Investments – Municipal Securities above.
U.S. Government and Related Obligations
U.S. Government obligations include U.S. Treasury obligations and securities issued or guaranteed by various agencies of the U.S. Government or by various agencies or instrumentalities established or sponsored by the U.S. Government. U.S. Treasury obligations and securities issued or guaranteed by various agencies or instrumentalities of the U.S. Government differ in their interest rates, maturities and time of issuance, as well as with respect to whether they are guaranteed by the U.S. Government. U.S. Government and related obligations may be structured as fixed-, variable- or floating-rate obligations. See Types of Investments – Variable- and Floating-Rate Obligations for more information.
Investing in U.S. Government and related obligations is subject to certain risks. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies and U.S. Government-sponsored instrumentalities may or may not be backed by the full faith and credit of the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency or instrumentality and, as a result, may be subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury. Obligations of U.S. Government agencies, authorities, instrumentalities and sponsored enterprises historically have involved limited risk of loss of principal if held to maturity. However, no assurance can be given that the U.S. Government would provide financial support to any of these entities if it is not obligated to do so by law.
Government-sponsored entities issuing securities include privately owned, publicly chartered entities created to reduce borrowing costs for certain sectors of the economy, such as farmers, homeowners, and students. They include the Federal Farm Credit Banks Funding Corporation, Ginnie Mae, Fannie Mae, Freddie Mac, and SLM Corporation. Government-sponsored entities may issue discount notes (with maturities ranging from overnight to 360 days) and bonds. On September 7, 2008, the Federal Housing Finance Agency placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with U.S. Government and related obligations include: Credit Risk, Inflation Risk, Interest Rate Risk, Prepayment and Extension Risk, Reinvestment Risk, and U.S. Government Obligations Risk.
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Variable- and Floating-Rate Obligations
Variable- and floating-rate obligations are debt instruments that provide for periodic adjustments in the interest rate and, under certain circumstances, varying principal amounts. Unlike a fixed interest rate, a variable, or floating, rate is one that rises and declines based on the movement of an underlying index of interest rates and may pay interest at rates that are adjusted periodically according to a specified formula. Variable- or floating-rate securities frequently include a demand feature enabling the holder to sell the securities to the issuer at par. In many cases, the demand feature can be exercised at any time. Some securities that do not have variable or floating interest rates may be accompanied by puts producing similar results and price characteristics. Variable-rate demand notes include master demand notes that are obligations that permit the investor to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the investor (as lender), and the borrower. The interest rates on these notes fluctuate. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days’ notice to the holders of such obligations. Because these obligations are direct lending arrangements between the lender and borrower, it is not contemplated that such instruments generally will be traded. There generally is not an established secondary market for these obligations. Accordingly, where these obligations are not secured by letters of credit or other credit support arrangements, the lender’s right to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies and may involve heightened risk of default by the issuer. Asset-backed securities, bank obligations, convertible securities, corporate debt securities, foreign securities, high-yield securities, money market instruments, mortgage-backed securities, municipal securities, participation interests, stripped securities, U.S. Government and related obligations and other types of debt instruments may be structured as variable- and floating-rate obligations.
Most floating rate loans are acquired directly from the agent bank or from another holder of the loan by assignment. Most such loans are secured, and most impose restrictive covenants on the borrower. These loans are typically made by a syndicate of banks and institutional investors, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate, and for enforcing its rights and the rights of the syndicate against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan. Floating rate loans may include delayed draw term loans and prefunded or synthetic letters of credit.
The Fund’s ability to receive payments of principal and interest and other amounts in connection with loans held by it will depend primarily on the financial condition of the borrower. The failure by the Fund to receive scheduled interest or principal payments on a loan would adversely affect the income of the Fund and would likely reduce the value of its assets, which would be reflected in a reduction in the Fund’s NAV. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or purchasing an assignment in a loan. In selecting the loans in which the Fund will invest, however, the Investment Manager will not rely on that credit analysis of the agent bank, but will perform its own investment analysis of the borrowers. The Investment Manager’s analysis may include consideration of the borrower’s financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Investments in loans may be of any quality, including “distressed” loans, and will be subject to the Fund’s credit quality policy.
Loans may be structured in different forms, including assignments and participations. In an assignment, the Fund purchases an assignment of a portion of a lender’s interest in a loan. In this case, the Fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank’s rights in the loan.
The borrower of a loan may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the Fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan.
Corporate loans in which the Fund may purchase a loan assignment are made generally to finance internal growth, mergers, acquisitions, recapitalizations, stock repurchases, leveraged buy-outs, dividend payments to sponsors and other corporate activities. The highly leveraged capital structure of certain borrowers may make such loans especially vulnerable to adverse changes in economic or market conditions. The Fund may hold investments in loans for a very short period of time when opportunities to resell the investments that the Fund’s portfolio manager believes are attractive arise.
Certain of the loans acquired by the Fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the Fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan assignment. To the extent that the Fund is committed to make additional loans under such an assignment, it will at all times designate cash or securities in an amount sufficient to meet such commitments.
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Notwithstanding its intention in certain situations to not receive material, non-public information with respect to its management of investments in floating rate loans, the Investment Manager may from time to time come into possession of material, non-public information about the issuers of loans that may be held in the Fund’s portfolio. Possession of such information may in some instances occur despite the Investment Manager’s efforts to avoid such possession, but in other instances the Investment Manager may choose to receive such information (for example, in connection with participation in a creditors’ committee with respect to a financially distressed issuer). As, and to the extent, required by applicable law, the Investment Manager’s ability to trade in these loans for the account of the Fund could potentially be limited by its possession of such information. Such limitations on the Investment Manager’s ability to trade could have an adverse effect on the Fund by, for example, preventing the Fund from selling a loan that is experiencing a material decline in value. In some instances, these trading restrictions could continue in effect for a substantial period of time.
In some instances, other accounts managed by the Investment Manager may hold other securities issued by borrowers whose floating rate loans may be held in the Fund’s portfolio. These other securities may include, for example, debt securities that are subordinate to the floating rate loans held in the Fund’s portfolio, convertible debt or common or preferred equity securities.
In certain circumstances, such as if the credit quality of the issuer deteriorates, the interests of holders of these other securities may conflict with the interests of the holders of the issuer’s floating rate loans. In such cases, the Investment Manager may owe conflicting fiduciary duties to the Fund and other client accounts. The Investment Manager will endeavor to carry out its obligations to all of its clients to the fullest extent possible, recognizing that in some cases certain clients may achieve a lower economic return, as a result of these conflicting client interests, than if the Investment Manager’s client accounts collectively held only a single category of the issuer’s securities.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with variable- or floating-rate obligations include: Counterparty Risk, Credit Risk, Interest Rate Risk, Liquidity Risk and Prepayment and Extension Risk.
Venture Capital Investments
Venture capital investments are investments in private companies that have a limited operating history, are attempting to develop or commercialize unproven technologies or implement novel business plans or are not otherwise sufficiently developed to be self-sustaining financially or to become public. Although these investments may offer the opportunity for significant gains, such investments involve a high degree of business and financial risk that can result in substantial losses, which risks generally are greater than the risks of investing in public companies that may be at a later stage of development. See Types of Investments — Illiquid Investments and — Private Placement and Other Restricted Securities for more information.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with venture capital investments include: Counterparty Risk, Credit Risk, Issuer Risk, Liquidity Risk, Rule 144A and Other Exempted Securities Risk, and Valuation Risk.
Warrants and Rights
Warrants and rights are types of securities that give a holder a right to purchase shares of common stock. Warrants usually are issued together with a bond or preferred stock and entitle a holder to purchase a specified amount of common stock at a specified price typically for a period of years. Rights usually have a specified purchase price that is lower than the current market price and entitle a holder to purchase a specified amount of common stock typically for a period of only weeks. Warrants may be used to enhance the marketability of a bond or preferred stock. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date, if any.
The potential exercise price of warrants or rights may exceed their market price, such as when there is no movement in the market price or the market price of the common stock declines.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with warrants and rights include: Convertible Securities Risk, Counterparty Risk, Credit Risk, Issuer Risk, and Market Risk.
Contingent Value Rights. A contingent value right (CVR) gives the holder the right to receive an amount, which may be fixed or determined by a formula, in the event that a specified corporate action or other business event or trigger occurs (or fails to occur) during the term of the CVR. CVRs may be awarded to investors in the context of a corporate acquisition or major restructuring, such as a reorganization pursuant to Chapter 11 of the U.S. Bankruptcy Code or other reorganization. For example, investors in an acquired or reorganized company may receive CVRs that enable the investor to receive additional shares of the acquiring company in the event that the acquiring company’s share price falls below a certain level by a specified date, or to
Statement of Additional Information – May 1, 2026

receive cash payments and/or securities in the event of a future sale or liquidation event involving the company by a specified date. CVRs generally do not entitle a holder to dividends or voting rights with respect to the issuer and do not represent any rights in the assets of the issuer.
Although one or more of the other risks described in this SAI may also apply, the risks typically associated with CVRs include: Contingent Value Rights Risk, Counterparty Risk, Credit Risk, Liquidity Risk, and Valuation Risk.
Information Regarding Risks
The following is a summary of risks of investing in the Funds and the risk characteristics associated with the various securities, instruments, assets and investments as well as strategies and techniques that may be available to the Funds for investment. A Fund’s risk profile is largely determined by the Fund’s portfolio holdings and principal investment strategies (see the Fund’s most recent Form N-CSR for portfolio holdings information and see the Fund’s current prospectus for the description of the Fund’s principal investment strategies and principal risks). The Funds are allowed to invest in other securities, instruments, assets and investments, and may engage in strategies and techniques other than those described in the Fund’s prospectus, subjecting the Fund to the risks associated with these other securities, instruments, assets, investments, strategies and techniques.
An investment in the Funds is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. One or more of the following risks may be associated with an investment in a Fund at any time:
Active Management Risk. The Funds are actively managed and their performance therefore will reflect, in part, the ability of the portfolio managers to make investment decisions that seek to achieve each Fund’s investment objective. Due to their active management, the Funds could underperform their benchmark index and/or other funds with similar investment objectives and/or strategies.
Activist Strategies Risk. The Fund may purchase securities of a company that is the subject of a proxy contest or which activist investors are attempting to influence, in the expectation that new management or a change in business strategies will cause the price of the company’s securities to increase. If the proxy contest, or the new management, is not successful, the market price of the company’s securities will typically fall.
In addition, where an acquisition or restructuring transaction or proxy fight is opposed by the subject company’s management, the transaction often becomes the subject of litigation. Such litigation involves substantial uncertainties and may impose substantial cost and expense on the Fund.
Allocation Risk. For any Fund that uses an asset allocation strategy in pursuit of its investment objective, there is a risk that the Fund's allocation among asset classes, investments, managers, strategies and/or investment styles will cause the Fund's shares to lose value or cause the Fund to underperform other funds with similar investment objectives and/or strategies, or that the investments themselves will not produce the returns expected.
Alternative Strategies Investment Risk. An investment in alternative investment strategies (Alternative Strategies), whether through direct investment or through one or more underlying funds that use Alternative Strategies, involves risks, which may be significant. Alternative Strategies may include strategies, instruments or other assets, such as derivatives, that seek investment returns uncorrelated with the broad equity and fixed income/debt markets, as well as those providing exposure to other markets (such as commodity markets), including but not limited to absolute (positive) return strategies. Alternative Strategies may fail to achieve their desired performance, market or other exposure, or their returns (or lack thereof) may be more correlated with the broad equity and/or fixed income/debt markets than was anticipated, and the Fund may lose money. Some Alternative Strategies may be considered speculative.
Arbitrage Strategies Risk. The Fund may purchase securities at prices only slightly below the anticipated value to be paid or exchanged for such securities in a merger, exchange offer or cash tender offer, and substantially above the prices at which such securities traded immediately prior to announcement of the transaction. If there is a perception that the proposed transaction will not be consummated or will be delayed, the market price of the security may decline sharply, which would result in a loss to the Fund. In addition, if the portfolio manager(s) determines that the offer is likely to be increased, either by the original bidder or by another party, the Fund may purchase securities above the offer price; such purchases are subject to a high degree of risk.
The consummation of mergers and tender and exchange offers can be prevented or delayed by a variety of factors, including opposition by the management or shareholders of the target company, private litigation or litigation involving regulatory agencies, and approval or non-action of regulatory agencies. The likelihood of occurrence of these and other factors, and their impact on an investment, can be very difficult to evaluate.
Bankruptcy Process and Trade Claims Risk. The Fund may purchase bankruptcy claims. There are a number of significant risks inherent in the bankruptcy process. The effect of a bankruptcy filing on a company may adversely and permanently affect the company and cause it to be incapable of restoring itself as a viable business. Many events in a bankruptcy are the product of contested matters and adversarial proceedings. The duration of a bankruptcy proceeding is difficult to predict and a creditor’s
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return on investment can be adversely affected by delays while the plan of reorganization is being finalized. The administrative costs in connection with a bankruptcy proceeding are frequently high and are paid out of the debtor’s estate before any return to creditors. The Fund may also purchase trade claims against companies, including companies in bankruptcy or reorganization proceedings, which include claims of suppliers for unpaid goods delivered, claims for unpaid services rendered, claims for contract rejection damages and claims related to litigation. An investment in trade claims is very speculative, illiquid, and carries a high degree of risk. The markets in trade claims are generally not regulated by U.S. federal securities laws or the SEC.
Changing Distribution Level Risk. The Fund normally expects to receive income which may include interest, dividends and/or capital gains, depending upon its investments. The distribution amounts paid by the Fund will vary and generally depend on the amount of income the Fund earns (less expenses) on its portfolio holdings, and capital gains or losses it recognizes. A decline in the Fund’s income or net capital gains arising from its investments may reduce its distribution level.
Closed-End Investment Company Risk. Closed-end investment companies frequently trade at a discount to their NAV, which may affect whether the Fund will realize gain or loss upon its sale of the closed-end investment company’s shares. Closed-end investment companies may employ leverage, which also subjects the closed-end investment company to increased risks such as increased volatility.
Commodity-related Investment Risk. The value of commodities investments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include demand for the commodity, weather, embargoes, tariffs, and economic health, political, international, regulatory and other developments. Economic and other events (whether real or perceived) can reduce the demand for commodities, which may, in turn, reduce market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted. Exposure to commodities and commodities markets may subject the value of the Fund's investments (and therefore the Fund) to greater volatility than other types of investments. No, or limited, active trading market may exist for certain commodities investments, which may impair the ability to sell or to realize the full value of such investments in the event of the need to liquidate such investments. In addition, adverse market conditions may impair the liquidity of actively traded commodities investments thereby subjecting the Fund to increased liquidity risk (the risk that it may not be possible for the Fund to liquidate the instrument at an advantageous time or price). Certain types of commodities instruments are subject to the risk that the counterparty to the transaction may not perform or be unable to perform in accordance with the terms of the instrument. The Fund may make commodity-related investments through, and may invest in one or more underlying funds that make commodity-related investments through, one or more wholly-owned subsidiaries organized outside the U.S. that are generally not subject to U.S. laws (including securities laws) and their protections. However, any such subsidiary is wholly owned and controlled by the Fund and any underlying fund subsidiary is wholly-owned and controlled by the underlying fund, making it unlikely that the subsidiary will take action contrary to the interests of the Fund or the underlying fund and their shareholders. Further, any such subsidiaries will be subject to the laws of a foreign jurisdiction, and can be adversely affected by developments in that jurisdiction.
Concentration Risk. To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Confidential Information Access Risk. In many instances, issuers of floating rate loans offer to furnish material, non-public information (Confidential Information) to prospective purchasers or holders of the issuer’s floating rate loans to help potential investors assess the value of the loan. The portfolio managers may avoid the receipt of Confidential Information about the issuers of floating rate loans being considered for acquisition by the Fund, or held in the Fund. A decision not to receive Confidential Information from these issuers may disadvantage the Fund as compared to other floating rate loan investors, and may adversely affect the price the Fund pays for the loans it purchases, or the price at which the Fund sells the loans. Further, in situations when holders of floating rate loans are asked, for example, to grant consents, waivers or amendments, the ability to assess the desirability thereof may be compromised. For these and other reasons, it is possible that the decision not to receive Confidential Information could adversely affect the Fund’s performance.
Contingent Value Rights Risk. Risks associated with an investment in CVRs are generally similar to risks associated with investing in options, such as the risk that the required trigger event does not occur prior to a CVR’s expiration, causing the CVR to expire with no value. CVRs also present liquidity risk, as they may be difficult or impossible to transfer. Further, because CVRs are valued based on the likelihood of the occurrence of a trigger event, valuation often requires subjective modeling and judgment, which increases the risk of mispricing.
Convertible Securities Risk. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk (the risk of losses attributable to changes in interest rates) and credit risk (the risk that the issuer of a debt instrument will default or otherwise become unable, or be perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due). Convertible securities also react to changes in the value of the common stock into which they convert and are thus subject to market risk (the risk that the market values of securities or other investments that the Fund holds will fall, sometimes rapidly or unpredictably, or fail to rise). Because the value of a convertible security can be
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influenced by both interest rates and the common stock's market movements, a convertible security generally is not as sensitive to interest rates as a similar debt instrument and generally will not vary in value in response to other factors to the same extent as the underlying common stock. In the event of a liquidation of the issuing company, holders of convertible securities would typically be paid before the company's common stockholders but after holders of any senior debt obligations of the company. The Fund may be forced to convert a convertible security before it otherwise would choose to do so, which may decrease the Fund's return.
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Contingent Convertible Securities Risk. Contingent convertible securities, also known as contingent capital securities or “CoCos,” are hybrid securities that are typically issued by non-U.S. banks. CoCos have characteristics of both debt and equity instruments, although they are generally treated by the Funds as debt investments. If certain “trigger events” occur, CoCos either convert into equity or undergo a principal write-down or write-off. Trigger events, which are defined by the documents governing the CoCo, may include a decline in the issuer’s capital ratio below a specified trigger level, the share price of the issuer falling to a particular level for a certain period of time, other events indicating an increase in the issuer’s risk of insolvency, and/or certain regulatory events, including changes in regulatory capital requirements or regulatory actions related to the issuer’s solvency prospects.

The value of CoCos may be influenced by the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial or political events impacting the issuer, its particular market or the financial markets more broadly. Due to the contingent conversion or principal write-down or write-off features, CoCos may have substantially greater risk than other securities in times of financial stress. The occurrence of an automatic conversion or write-down or write-off event may be unpredictable and the potential effects of such event could cause a Fund’s shares to lose value. The coupon payments offered by CoCos are discretionary and may be cancelled or adjusted downward by the issuer or at the request of the relevant regulatory authority at any point, for any reason, and for any length of time. As a result of the uncertainty with respect to coupon payments, the value of CoCos may be volatile and their price may decline rapidly if coupon payments are suspended. CoCos are typically structurally subordinated to traditional convertible bonds in the issuer’s capital structure. There may be circumstances under which investors in CoCos may suffer a capital loss ahead of equity holders or when equity holders do not.

Although one or more of the other risks described in this SAI may also apply, the risks typically associated with CoCos include: Convertible Securities Risk, Credit Risk, Foreign Securities Risk, High-Yield Investments Risk, Interest Rate Risk, Issuer Risk, and Market Risk.
Counterparty Risk. The risk exists that a counterparty to a transaction in a financial instrument held by the Fund or by a special purpose or structured vehicle in which the Fund invests may become insolvent or otherwise fail to perform its obligations, including making payments to the Fund, due to financial difficulties. The Fund may obtain no or limited recovery in a bankruptcy or other reorganizational proceedings, and any recovery may be significantly delayed. Transactions that the Fund enters into may involve counterparties in the financials sector and, as a result, events affecting the financials sector may cause the Fund’s NAV to fluctuate.
In the event of a counterparty’s (or its affiliate’s) insolvency, the Fund’s ability to exercise remedies, such as the termination of transactions, netting of obligations and realization on collateral, could be stayed or eliminated under new special resolution regimes adopted in the United States, the European Union and various other jurisdictions. Such regimes generally provide government authorities with broad authority to intervene when a financial institution is experiencing financial difficulty. In particular, the regulatory authorities could reduce, eliminate or convert to equity the liabilities to the Fund of a counterparty subject to such proceedings in the European Union (sometimes referred to as a “bail in”).
Credit Risk. Credit risk is the risk that the value of loans or other debt instruments may decline if the borrower or the issuer thereof defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Various factors could affect the actual or perceived willingness or ability of the borrower or the issuer to make timely interest or principal payments, including changes in the financial condition of the borrower or the issuer or in general economic conditions. Debt instruments backed by an issuer's taxing authority may be subject to legal limits on the issuer's power to increase taxes or otherwise to raise revenue, or may be dependent on legislative appropriation or government aid. Certain debt instruments are backed only by revenues derived from a particular project or source, rather than by an issuer's taxing authority, and thus may have a greater risk of default. Credit rating agencies, such as S&P Global Ratings, Moody’s Ratings, Fitch, DBRS and KBRA, assign credit ratings to certain loans and debt instruments to indicate their credit risk. A rating downgrade by such agencies can negatively impact the value of such instruments. Lower-rated or unrated loans or instruments held by the Fund may present increased credit risk as compared to higher-rated loans or instruments. Non-investment grade loans or debt instruments may be subject to greater price fluctuations and are more likely to experience a default than investment grade loans or debt instruments and therefore may expose the Fund to increased credit risk. If the Fund purchases unrated loans or instruments, or if the ratings of loans or instruments held by the Fund are lowered after purchase, the Fund will depend on analysis of credit risk more heavily than usual. If the issuer of a loan or debt instrument
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declares bankruptcy or is declared bankrupt, there may be a delay before the Fund can act on the collateral (if any) securing the loan or debt instrument, which may adversely affect the Fund. Further, there is a risk that a court could take action with respect to a loan or debt instrument that is adverse to the holders of the loan or debt instrument. Such actions may include invalidating the loan or debt instrument, the lien on the collateral (if any), the priority status of the loan or debt instrument, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the Fund’s performance. A default or expected default of a loan or debt instrument could also make it difficult for the Fund to sell the loan or debt instrument at a price approximating the value previously placed on it. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel. This may increase the Fund’s operating expenses and adversely affect its NAV. Loans or debt instruments that have a lower priority for repayment in an issuer’s capital structure typically involve a higher degree of overall risk than more senior loans or debt instruments of the same borrower.
Cybersecurity Breaches, Systems Failure and Other Business Disruptions Risk. The Fund and its service providers, including the Investment Manager and its affiliates (Ameriprise Financial, which is the Investment Manager’s parent company, the Distributor and the Transfer Agent (together with the Investment Manager, referred to herein as we, us and our)), any investment subadvisers, the Custodian and other service providers, as well as all their underlying service providers (collectively, the Service Providers), are heavily dependent on their respective employees, agents and other personnel (Personnel) and proprietary and third-party technology and infrastructure and related business, operational and information systems, networks, computers, devices, programs, applications, data and functions (collectively, Systems) to perform necessary business activities. The Systems and Personnel that the Fund and the Service Providers rely upon may be vulnerable to significant disruptions and failures, including those relating to or arising from cybersecurity breaches (including intentional acts, e.g., cyber-attacks, hacking, phishing, spear phishing and vishing scams, unauthorized payment requests and other social engineering techniques aimed at Personnel or Systems, and unintentional events or activity), attempted cybersecurity breaches, Systems malfunctions, user error, conduct (or misconduct) of or arising from Personnel, and remote access to Systems (particularly important given the increased use of technologies such as the internet to conduct business). The increased use of mobile and cloud technologies and remote work heighten these and other operational risks. In addition, other events or circumstances – whether foreseeable, unforeseeable, or beyond our control, such as acts of war, other conflicts, insurrections, military actions, terrorism, riots, civil unrest including large scale protests, natural disaster, widespread disease, pandemic or other public health crises – may result in, among other things, quarantines and travel restrictions, workforce displacement and loss or reduction in Personnel and other resources. In the above circumstances, the Fund’s and the Service Providers’ operations may be significantly impacted, or even temporarily halted. The Fund’s securities market counterparties or vendors may face the same or similar systems failure, cybersecurity breaches and other business disruptions risks.
Systems and Personnel disruptions and failures, particularly cybersecurity breaches, may result in (i) proprietary or confidential information or data including personal investor information (and that of beneficial owners of investors) being lost, withheld for ransom, misused, destroyed, stolen, released, corrupted or rendered unavailable, (ii) unauthorized access to Systems and loss of operational capacity, including from, but not limited to, denial-of-service attacks (i.e., efforts to make network services and other Systems unavailable to intended users), and (iii) the misappropriation of Fund or investor assets or sensitive information. Any such events could negatively impact Service Provider Personnel and Systems and may have significant adverse impacts on the Fund and its shareholders.
Systems and Personnel disruptions and failures such as cybersecurity breaches may cause delays or mistakes in materials provided to shareholders and may also interfere with, or negatively impact, the processing of Fund investor transactions, pricing of Fund investments, calculating the Fund’s NAV, and trading within the Fund’s portfolio, while causing or subjecting the Fund to potential financial losses as well as additional compliance, legal, and operational costs. The third-party trading systems relied upon by us (and generally much of the asset management and related industries) are vital to our everyday operations, and despite our and our trading system vendor’s business continuity and recovery plans, such trading systems may fail or be disrupted, which could cause significant harm to our business and Fund shareholders. Such events could negatively impact the Fund, its shareholders and the business, financial condition and performance or results of operations of the Service Providers.
The trend toward broad consumer and general public notification of Systems failures and cybersecurity breaches, including those where the Service Providers are the parties being breached, could exacerbate the harm to the Fund, its shareholders and Service Provider business, financial condition and performance or results of operations. Even if we and the Service Providers successfully protect our respective Systems from failures or cybersecurity breaches, we may incur significant expenses in connection with our responses to any such events or compliance with evolving laws, as well as the need for adoption, implementation and maintenance of appropriate security measures. We could also suffer harm to our business and reputation if attempted or actual cybersecurity breaches are publicized. We and the Service Providers cannot be certain that evolving threats from cyber-criminals and other cyber-threat actors, exploitation of new vulnerabilities in our respective Systems, data thefts, Systems break-ins or other types of inappropriate access will not compromise or breach the technology or other security measures protecting our respective Systems.
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We rely on the Service Providers to identify and remediate software and other vulnerabilities before they can be exploited by bad actors, but they cannot always do so. For example, zero-day vulnerabilities in software and other technology solutions are immediately exploitable by bad actors as may occasionally happen with certain Service Providers. We routinely face attacks and seek to address evolving threats of which we become aware. We have been able to identify, protect, respond to and recover from these attacks to date without a material loss of client financial assets or information through the use of ongoing internal and external threat monitoring and by making continual adjustments to our security and incident response capabilities. We and the Service Providers have also been threatened by, among others, phishing, vishing and spear phishing scams, social engineering attacks (such as direct voice contact and any technology or communication mechanism to contact a person), account takeovers, introductions of malware, attempts at electronic break-ins, and the submission of fraudulent payment requests. These threats and events have increased substantially every year, which is expected to continue, particularly as the use of artificial intelligence makes these attempts look more legitimate. Systems failures and cybersecurity breaches may be difficult to detect, may go undetected for long periods or may never be detected. The impact of such events may be compounded over time. Although we evaluate the materiality of all Systems failures and cybersecurity breaches detected, we may conclude that some such events are not material and may choose not to address them. Such conclusions may not prove to be correct.
Although we have established business continuity/disaster recovery plans (Continuity and Recovery Plans) designed to prevent or mitigate the effects of Systems and Personnel disruptions and failures and cybersecurity breaches, there are inherent limitations in Continuity and Recovery Plans. These limitations include the possibility that certain risks have not been identified, that Continuity and Recovery Plans might not – despite testing and monitoring – operate as designed, that Continuity and Recovery Plans may not be sufficient to stop or mitigate negative impacts, including financial losses, or that Continuity and Recovery Plans may otherwise be unable to achieve their objectives. The Fund and its shareholders could be negatively impacted as a result. The widespread use of work-from-home arrangements may increase these risks. The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. The Investment Manager’s operations teams seek to operate without significant disruptions in service. Its Continuity and Recovery Plans take into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. The Fund cannot, however, predict the impact that natural or man-made disasters and conditions, including pandemics, may have on the ability of us and the Service Providers to continue ordinary business operations and technology functions over near- or longer-term periods. In addition, the Fund cannot control or dictate the Continuity and Recovery Plans of the Service Providers. As a result, there can be no assurance that the Fund will not suffer financial losses relating to Systems or Personnel disruptions or failures or cybersecurity breaches affecting them or us in the future.
Systems and Personnel disruptions and failures and cybersecurity breaches may necessitate significant investment to repair or replace impacted Systems. In addition, the Fund may incur substantial costs for risk management in connection with failures or interruptions of Systems, Personnel, Continuity and Recovery Plans and cybersecurity defense measures in order to attempt to prevent any such events or incidents in the future, which, if they should occur, may be prolonged and may negatively impact business operations.
Any insurance or other risk-shifting tools available to us in order to manage or mitigate the risks associated with Systems and Personnel disruptions and failures and cybersecurity breaches are generally subject to terms and conditions such as deductibles, coinsurance, limits and policy exclusions, as well as risk of counterparty denial of coverage, default or insolvency. While Ameriprise Financial and its affiliates maintain cyber liability insurance that provides both third-party liability and first-party liability coverages, this insurance may not be sufficient to protect us against all losses. In addition, contractual remedies may not be available with respect to Service Providers or may prove inadequate if available (e.g., because of limits on the liability of the Service Providers) to protect the Fund against all losses.
Stock and other market exchanges, financial intermediaries, issuers of, and counterparties to, Fund investments also may be adversely impacted by Systems and Personnel disruptions and failures and cybersecurity breaches, in their own businesses, subjecting them to the risks described here, as well as other additional or enhanced risks particular to their businesses, which could result in losses to the Fund and its shareholders. Issuers of securities or other instruments in which the Fund invests may also experience Systems and Personnel disruptions and failures and cybersecurity breaches, which could result in material adverse consequences for such issuers, which may cause the Fund’s investment in such issuers to lose money.
Depositary Receipts Risk. Depositary receipts are receipts issued by a bank or trust company reflecting ownership of underlying securities issued by foreign companies. Some foreign securities are traded in the form of American Depositary Receipts and/or Global Depositary Receipts. Depositary receipts involve risks similar to the risks associated with investments in foreign securities, including those associated with an issuer’s (and any of its related companies’) country of organization and places of business operations, which may be related to the particular political, regulatory, economic, social and other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics) occurring in the country and fluctuations in such country’s currency, as well as market risk tied to the underlying
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foreign company. In addition, holders of depositary receipts may have limited voting rights, may not have the same rights afforded to stockholders of a typical domestic company in the event of a corporate action, such as an acquisition, merger or rights offering, and may experience difficulty in receiving company stockholder communications. There is no guarantee that a financial institution will continue to sponsor a depositary receipt, or that a depositary receipt will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of your investment in the Fund. A potential conflict of interest exists to the extent that the Fund invests in ADRs for which the Fund's custodian serves as depository bank.
Derivatives Risk. Derivatives may involve significant risks. Derivatives are financial instruments, traded on an exchange or in the over-the-counter (OTC) markets, with a value in relation to, or derived from, the value of an underlying asset(s) (such as a security, commodity or currency) or other reference, such as an index, rate or other economic indicator (each an underlying reference). Derivatives may include those that are privately placed or otherwise exempt from SEC registration, including certain Rule 144A eligible securities. Derivatives could result in Fund losses if the underlying reference does not perform as anticipated. Use of derivatives is a highly specialized activity that can involve investment techniques, risks, and tax planning different from those associated with more traditional investment instruments. The Fund’s derivatives strategy may not be successful, and use of certain derivatives could result in substantial, potentially unlimited, losses to the Fund regardless of the Fund’s actual investment. A relatively small movement in the price, rate or other economic indicator associated with the underlying reference may result in substantial losses for the Fund. Derivatives may be more volatile than other types of investments. Derivatives can increase the Fund’s risk exposure to underlying references and their attendant risks, including the risk of an adverse credit event associated with the underlying reference (credit risk), the risk of an adverse movement in the value, price or rate of the underlying reference (market risk), the risk of an adverse movement in the value of underlying currencies (foreign currency risk) and the risk of an adverse movement in underlying interest rates (interest rate risk). Derivatives may expose the Fund to additional risks, including the risk of loss due to a derivative position that is imperfectly correlated with the underlying reference it is intended to hedge or replicate (correlation risk), the risk that a counterparty will fail to perform as agreed (counterparty risk), the risk that a hedging strategy may fail to mitigate losses, and may offset gains (hedging risk), the risk that the return on an investment may not keep pace with inflation (inflation risk), the risk that losses may be greater than the amount invested (leverage risk), the risk that the Fund may be unable to sell an investment at an advantageous time or price (liquidity risk), the risk that the investment may be difficult to value (pricing risk), and the risk that the price or value of the investment fluctuates significantly over short periods of time (volatility risk). The value of derivatives may be influenced by a variety of factors, including national and international political and economic developments. Potential changes to the regulation of the derivatives markets may make derivatives more costly, may limit the market for derivatives, or may otherwise adversely affect the value or performance of derivatives.
Derivatives Risk – Forward Contracts Risk. A forward contract is an over-the-counter derivative transaction between two parties to buy or sell a specified amount of an underlying reference at a specified price (or rate) on a specified date in the future. Forward contracts are negotiated on an individual basis and are not standardized or traded on exchanges. The market for forward contracts is substantially unregulated (there is no limit on daily price movements and speculative position limits are not applicable). The principals who deal in certain forward contract markets are not required to continue to make markets in the underlying references in which they trade and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in forward contract markets have refused to quote prices for certain underlying references or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. At or prior to maturity of a forward contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in forward contract prices. The liquidity of the markets for forward contracts depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the market for forwards could be reduced. A relatively small price movement in a forward contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. Forward contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
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A forward foreign currency contract is a derivative (forward contract) in which the underlying reference is a country's or region’s currency. The Fund may agree to buy or sell a country's or region’s currency at a specific price on a specific date in the future. These instruments may fall in value (sometimes dramatically) due to foreign market downswings or foreign currency value fluctuations, subjecting the Fund to foreign currency risk (the risk that Fund performance may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund exposes a significant percentage of its assets to currencies other than the U.S. dollar). The effectiveness of any currency hedging strategy by a Fund may be reduced by the Fund’s inability to precisely match forward contract amounts and the value of securities involved. Forward foreign currency contracts used for hedging may also limit any potential gain that might result from an increase or decrease in the value of the currency. The Fund may use these instruments to gain leveraged exposure to currencies, which is
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a speculative investment practice that increases the Fund's risk exposure and the possibility of losses. Unanticipated changes in the currency markets could result in reduced performance for the Fund. When the Fund converts its foreign currencies into U.S. dollars, it may incur currency conversion costs due to the spread between the prices at which it may buy and sell various currencies in the market.
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A forward interest rate agreement is a derivative whereby the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates (based on the notional value of the agreement). If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates (based on the notional value of the agreement). The Fund may act as a buyer or a seller.
Derivatives Risk – Futures Contracts Risk. A futures contract is an exchange-traded derivative transaction between two parties in which a buyer (holding the “long” position) agrees to pay a fixed price (or rate) at a specified future date for delivery of an underlying reference from a seller (holding the “short” position). The seller hopes that the market price on the delivery date is less than the agreed upon price, while the buyer hopes for the contrary. Certain futures contract markets are highly volatile, and futures contracts may be illiquid. Futures exchanges may limit fluctuations in futures contract prices by imposing a maximum permissible daily price movement. The Fund may be disadvantaged if it is prohibited from executing a trade outside the daily permissible price movement. At or prior to maturity of a futures contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in futures contract prices. The liquidity of the futures markets depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants make or take delivery, liquidity in the futures market could be reduced. Positions in futures contracts may be closed out only on the exchange on which they were entered into or through a linked exchange, and no secondary market exists for such contracts. Futures positions are marked to market each day, and variation margin payment must be paid to or by the Fund. Because of the low margin deposits normally required in futures trading, it is possible that the Fund may employ a high degree of leverage in the portfolio. As a result, a relatively small price movement in a futures contract may result in substantial losses to the Fund, exceeding the amount of the margin paid. For certain types of futures contracts, losses are potentially unlimited. Futures markets are highly volatile, and the use of futures may increase the volatility of the Fund’s NAV. Futures contracts executed (if any) on foreign exchanges may not provide the same protection as U.S. exchanges. Futures contracts can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
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A bond (or debt instrument) future is a derivative that is an agreement for the contract holder to buy or sell a bond or other debt instrument, a basket of bonds or other debt instruments, or the bonds or other debt instruments in an index on a specified date at a predetermined price. The buyer (long position) of a bond future is obliged to buy the underlying reference at the agreed price on expiry of the future.
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A commodity-linked future is a derivative that is an agreement to buy or sell one or more commodities (such as crude oil, gasoline and natural gas), basket of commodities or indices of commodity futures at a specific date in the future at a specific price.
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A currency future, also an FX future or foreign exchange future, is a derivative that is an agreement to exchange one currency for another at a specified date in the future at a price (exchange rate) that is fixed on the purchase date.
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An equity future is a derivative that is an agreement for the contract holder to buy or sell a specified amount of an individual equity, a basket of equities, or the securities in an equity index on a specified date at a predetermined price.
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An interest rate future is a derivative that is an agreement whereby the buyer and seller agree to the future delivery of an interest-bearing instrument on a specific date at a pre-determined price. Examples include Treasury-bill futures, Treasury-bond futures and Eurodollar futures.
Derivatives Risk – Inverse Floaters Risk. Inverse variable or floating rate obligations, sometimes referred to as inverse floaters, are a type of over-the-counter derivative debt instrument with a variable or floating coupon rate that moves in the opposite direction of an underlying reference, typically short-term interest rates. As short-term interest rates go down, the holders of the inverse floaters receive more income and, as short-term interest rates go up, the holders of the inverse floaters receive less income. Variable rate securities provide for a specified periodic adjustment in the coupon rate, while floating rate securities have a coupon rate that changes whenever there is a change in a designated benchmark index or the issuer’s credit rating. While inverse floaters tend to provide more income than similar term and credit quality fixed-rate bonds, they also exhibit greater volatility in price movement, which could result in significant losses for the Fund. An inverse floater may have the effect of investment leverage to the extent that its coupon rate varies by a magnitude that exceeds the magnitude of the change in the index or reference rate of interest, which could result in increased losses for the Fund. There is a risk that the current interest rate on variable and floating rate instruments may not accurately reflect current market interest rates or adequately compensate the
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holder for the current creditworthiness of the issuer. Some inverse floaters are structured with liquidity features and may include market-dependent liquidity features that may expose the Fund to greater liquidity risk. Inverse floaters can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Options Risk. Options are derivatives that give the purchaser the option to buy (call) or sell (put) an underlying reference from or to a counterparty at a specified price (the strike price) on or before an expiration date. The Fund may purchase or write (i.e., sell) put and call options on an underlying reference it is otherwise permitted to invest in. When writing options, the Fund is exposed to the risk that it may be required to buy or sell the underlying reference at a disadvantageous price on or before the expiration date. If the Fund sells a put option, the Fund may be required to buy the underlying reference at a strike price that is above market price, resulting in a loss. If the Fund sells a call option, the Fund may be required to sell the underlying reference at a strike price that is below market price, resulting in a loss. If the Fund sells a call option that is not covered (it does not own the underlying reference), the Fund's losses are potentially unlimited. Options may involve economic leverage, which could result in greater volatility in price movement. Options may be traded on a securities exchange or in the over-the-counter market. At or prior to maturity of an options contract, the Fund may enter into an offsetting contract and may incur a loss to the extent there has been adverse movement in options prices. Options can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
Derivatives Risk – Structured Investments Risk. Structured investments are over-the-counter derivatives that provide principal and/or interest payments based on the value of an underlying reference(s). Structured investments typically provide interest income, thereby offering a potential yield advantage over investing directly in an underlying reference. Structured investments may lack a liquid secondary market, and their prices or value can be volatile, which could result in significant losses for the Fund. In some cases, depending on its terms, a structured investment may provide that principal and/or interest payments may be adjusted below zero resulting in a potential loss of principal and/or interest payments. Additionally, the particular terms of a structured investment may create economic leverage by requiring payment by the issuer of an amount that is a multiple of the price change of the underlying reference. Economic leverage will increase the volatility of structured investment prices and could result in increased losses for the Fund. The Fund’s use of structured instruments may not work as intended. If structured investments are used to reduce the duration of the Fund’s portfolio, this may limit the Fund’s return when having a longer duration would be beneficial (for instance, when interest rates decline). Structured investments can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
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A commodity-linked structured note is a derivative (structured investment) that has principal and/or interest payments based on the market price of one or more particular commodities (such as crude oil, gasoline and natural gas), a basket of commodities, indices of commodity futures or other economic variable. If payment of interest on a commodity-linked structured note is linked to the value of a particular commodity, basket of commodities, commodity index or other economic variable, the Fund might receive lower interest payments (or not receive any of the interest due) on its investments if there is a loss of value in the underlying reference. Further, to the extent that the amount of principal to be repaid upon maturity is linked to the value of a particular commodity, basket of commodities, commodity index or other economic variable, the Fund might not receive a portion (or any) of the principal at maturity of the investment or upon earlier exchange. At any time, the risk of loss associated with a particular structured note in the Fund’s portfolio may be significantly higher than the value of the note. A liquid secondary market may not exist for the commodity-linked structured notes held in the Fund’s portfolio, which may make it difficult for the notes to be sold at a price acceptable to the portfolio managers or for the Fund to accurately value them.
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An equity-linked note (ELN) is a derivative (structured investment) that has principal and/or interest payments based on the value of a single equity security, a basket of equity securities, or an index of equity securities, and generally has risks similar to these underlying equity securities. ELNs may be leveraged or unleveraged. An ELN typically provides interest income, thereby offering a yield advantage over investing directly in an underlying equity. The Fund may purchase ELNs that trade on a securities exchange or those that trade on the over-the-counter markets, as well as in privately negotiated transactions with the issuer of the ELN. Investments in ELNs are also subject to liquidity risk, which may make ELNs difficult to sell and value. The liquidity of unlisted ELNs is normally determined by the willingness of the issuer to make a market in the ELN. While the Fund will seek to purchase ELNs only from issuers that it believes to be willing and able to repurchase the ELN at a reasonable price, there can be no assurance that the Fund will be able to sell at such a price. Furthermore, such inability to sell may impair the Fund’s ability to enter into other transactions at a time when doing so might be advantageous. The Fund’s investments in ELNs have the potential to lead to significant losses, including the amount the Fund invested in the ELN,
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because ELNs are subject to the market and volatility risks associated with their underlying equity. In addition, because ELNs often take the form of unsecured notes of the issuer, the Fund would be subject to the risk that the issuer may default on its obligations under the ELN, thereby subjecting the Fund to the further risk of being too concentrated in the securities (including ELNs) of that issuer. However, the Fund typically considers ELNs alongside other securities of the issuer in its assessment of issuer concentration risk. In addition, ELNs may exhibit price behavior that does not correlate with the underlying securities. ELNs may also be subject to leverage risk. The Fund may or may not hold an ELN until its maturity. ELNs also include participation notes.
Derivatives Risk – Swaps Risk. In a typical swap transaction, two parties agree to exchange the return earned on a specified underlying reference for a fixed return or the return from another underlying reference during a specified period of time. Swaps may be difficult to value and may be illiquid. Swaps could result in Fund losses if the underlying asset or reference does not perform as anticipated. Swaps create significant investment leverage such that a relatively small price movement in a swap may result in immediate and substantial losses to the Fund. The Fund may only close out a swap with its particular counterparty and may only transfer a position with the consent of that counterparty. Certain swaps, such as short swap transactions and total return swaps, have the potential for unlimited losses, regardless of the size of the initial position. Swaps can increase the Fund’s risk exposure to underlying references and their attendant risks, such as credit risk, market risk, foreign currency risk and interest rate risk, while potentially exposing the Fund to correlation risk, counterparty risk, hedging risk, inflation risk, leverage risk, liquidity risk, pricing risk and volatility risk.
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A commodity-linked swap is a derivative (swap) that is an agreement where the underlying reference is the market price of one or more particular commodities (such as crude oil, gasoline and natural gas), basket of commodities or indices of commodity futures.
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A credit default swap (including a swap on a credit default index, sometimes referred to as a credit default swap index) is a derivative and special type of swap where one party pays, in effect, an insurance premium through a stream of payments to another party in exchange for the right to receive a specified return upon the occurrence of a particular credit event by one or more third parties, such as bankruptcy, default or a similar event. A credit default swap may be embedded within a structured note or other derivative instrument. Credit default swaps enable an investor to buy or sell protection against such a credit event (such as an issuer’s bankruptcy, restructuring or failure to make timely payments of interest or principal). Credit default swap indices are indices that reflect the performance of a basket of credit default swaps and are subject to the same risks as credit default swaps. If such a default were to occur, any contractual remedies that the Fund may have may be subject to bankruptcy and insolvency laws, which could delay or limit the Fund's recovery. Thus, if the counterparty under a credit default swap defaults on its obligation to make payments thereunder, as a result of its bankruptcy or otherwise, the Fund may lose such payments altogether, or collect only a portion thereof, which collection could involve costs or delays. The Fund’s return from investment in a credit default swap index may not match the return of the referenced index. Further, investment in a credit default swap index could result in losses if the referenced index does not perform as expected. Unexpected changes in the composition of the index may also affect performance of the credit default swap index. If a referenced index has a dramatic intraday move that causes a material decline in the Fund’s net assets, the terms of the Fund’s credit default swap index may permit the counterparty to immediately close out the transaction. In that event, the Fund may be unable to enter into another credit default swap index or otherwise achieve desired exposure, even if the referenced index reverses all or a portion of its intraday move.
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An inflation rate swap is a derivative typically used to transfer inflation risk from one party to another through an exchange of cash flows. In an inflation rate swap, one party pays a fixed rate on a notional principal amount, while the other party pays a floating rate linked to an inflation index, such as the Consumer Price Index (CPI).
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An interest rate swap is a derivative in which two parties agree to exchange interest rate cash flows, based on a specified notional amount from a fixed rate to a floating rate (or vice versa) or from one floating rate to another. Interest rate swaps can be based on various measures of interest rates, including swap rates, treasury rates, foreign interest rates and other reference rates.
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Total return swaps are derivative swap transactions in which one party agrees to pay the other party an amount equal to the total return of a defined underlying reference during a specified period of time. In return, the other party would make periodic payments based on a fixed or variable interest rate or on the total return of a different underlying reference.
Derivatives Risk – Swaptions Risk. A swaption is an options contract on a swap agreement. These transactions give the purchasing party the right (but not the obligation) to enter into new swap agreements or to shorten, extend, cancel or otherwise modify an existing swap agreement at some designated future time on specified terms, in return for payment of the purchase price (the “premium”) of the option. The Fund may write (sell) and purchase put and call swaptions to the same extent it may make use of standard options on securities or other instruments. The writer of the contract receives the premium and bears the risk of unfavorable changes in the market value on the underlying swap agreement. Swaptions can be bundled and sold as a package. These are commonly called interest rate caps, floors and collars.
Statement of Additional Information – May 1, 2026

Distressed Securities Risk. The Fund may purchase distressed securities of business enterprises involved in workouts, liquidations, reorganizations, bankruptcies and similar situations. Since there is typically substantial uncertainty concerning the outcome of transactions involving business enterprises in these situations, there is a high degree of risk of loss, including loss of the entire investment.
In bankruptcy, there can be considerable delay in reaching accord on a restructuring plan acceptable to a bankrupt company’s lenders, bondholders and other creditors and then obtaining the approval of the bankruptcy court. Such delays could result in substantial losses to the investments in such company’s securities or obligations. Moreover, there is no assurance that a plan favorable to the class of securities held by the Fund will be adopted or that the subject company might not eventually be liquidated rather than reorganized.
In liquidations (both in and out of bankruptcy) and other forms of corporate reorganization, there exists the risk that the reorganization either will be unsuccessful, will be delayed or will result in a distribution of cash or a new security, the value of which will be less than the purchase price of the security in respect of which such distribution is received. It may be difficult to obtain accurate information concerning a company in financial distress, with the result that the analysis and valuation are especially difficult. The market for securities of such companies tends to be illiquid and sales may be possible only at substantial discounts.
Emerging Market Securities Risk. Securities issued by foreign governments or companies in emerging market countries, such as China, Russia and certain countries in Eastern Europe, the Middle East, Asia, Latin America or Africa, are more likely to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk. In addition, emerging market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political, economic or other conditions. Their economies are usually less mature and their securities markets are typically less developed with more limited trading activity (i.e., lower trading volumes and less liquidity) than more developed countries. Emerging market securities tend to be more volatile, and may be more susceptible to market manipulation, than securities in more developed markets. Many emerging market countries are heavily dependent on international trade and have fewer trading partners, which makes them more sensitive to world commodity prices and economic downturns in other countries. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates and may have hostile relations with other countries. Due to the differences in the nature and quality of financial information of issuers of emerging market securities, including auditing and financial reporting standards, financial information and disclosures about such issuers may be unavailable or, if made available, may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the SEC, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Operational and Settlement Risks of Securities in Emerging Markets. In addition to having less developed securities markets, banks in emerging markets that are eligible foreign sub-custodians may be recently organized, lack extensive operating experience or lack effective government oversight or regulation. In addition, there may be legal restrictions or limitations on the ability of the Fund to recover assets held in custody by a foreign sub-custodian in the event of the bankruptcy of the sub-custodian. Because settlement systems may be less organized than in developed markets and because delivery versus payment settlement may not be possible or reliable, there may be a greater risk that settlement may be delayed and that cash or securities of the Fund may be lost because of failures of or defects in the system, including fraud or corruption. Settlement systems in emerging markets also have a higher risk of failed trades.
Risks Related to Currencies and Corporate Actions in Emerging Markets. Risks related to currencies and corporate actions are also greater in emerging market countries than in developed countries. For example, some emerging market countries may have fixed or managed currencies that are not free-floating against the U.S. dollar. Further, certain currencies may not have an active trading market internationally, or countries may have varying exchange rates. Some emerging market countries have a higher risk of currency devaluations, and some of these countries may experience sustained periods of high inflation or rapid changes in inflation rates which can have negative effects on a country’s economy and securities markets. Corporate action procedures in emerging market countries may be less reliable and have limited or no involvement by the depositories and central banks. Lack of standard practices and payment systems can lead to significant delays in payment.
Risks Related to Corporate and Securities Laws in Emerging Markets. Securities laws in emerging markets may be relatively new and unsettled and, consequently, there is a risk of rapid and unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, the systems of corporate governance to which issuers in certain emerging markets
Statement of Additional Information – May 1, 2026

are subject may be less advanced than the systems to which issuers located in more developed countries are subject, and therefore, shareholders of such issuers may not receive many of the protections available to shareholders of issuers located in more developed countries. These risks may be heightened in China and Russia.
Risks of Investments in Russia. A Fund may invest a portion of its assets in securities issued by companies located in Russia. The Russian securities market is exposed to a variety of risks described above in “Emerging Market Securities Risk” not encountered in more developed markets. The Russian securities market is relatively new, and a substantial portion of securities transactions are privately negotiated outside of stock exchanges. The inexperience of the Russian securities market and the limited volume of trading in securities in the market may make obtaining accurate prices on portfolio securities from independent sources more difficult than in more developed markets.
Because of the recent formation of the Russian securities markets, the relatively underdeveloped state of Russia’s banking and telecommunication systems and the legal and regulatory framework in Russia, settlement, clearing and registration of securities transactions are subject to additional risks. Prior to 2013, there was no central registration system for equity share registration in Russia and registration was carried out either by the issuers themselves or by registrars located throughout Russia. These registrars may not have been subject to effective state supervision or licensed with any governmental entity. In 2013, Russia established the National Settlement Depository (NSD) as a recognized central securities depository, and title to Russian equities is now based on the records of the NSD and not on the records of the local registrars. The implementation of the NSD is generally expected to decrease the risk of loss in connection with recording and transferring title to securities; however, loss may still occur. Additionally, issuers and registrars remain prominent in the validation and approval of documentation requirements for corporate action processing in Russia, and there remain inconsistent market standards in the Russian market with respect to the completion and submission of corporate action elections. To the extent that the Fund suffers a loss relating to title or corporate actions relating to its portfolio securities, it may be difficult for the Fund to enforce its rights or otherwise remedy the loss.
In addition, Russia also may attempt to assert its influence in the region through economic or military measures, as it did with Georgia in the summer of 2008 and Ukraine in 2014 and 2022. Russia launched a large-scale invasion of Ukraine in February 2022, significantly amplifying already existing geopolitical tensions. The extent and duration of the military action, the resulting sanctions or other punitive actions and the resulting future market disruptions, including declines in its stock markets, the value of Russian sovereign debt and the value of the ruble against the U.S. dollar, are impossible to predict, but have been and could continue to be significant. Any such disruptions caused by Russian military action or other hostile actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including potential widening of the scope of the conflict, purchasing and financing restrictions, potential suspension of trading Russian securities on stock exchanges, boycotts or changes in consumer or purchaser preferences, sanctions, tariffs or cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, have impacted and may continue to impact Russia’s economy and Russian issuers of securities in which the Fund invests. Actual and threatened responses to such military action have impacted, and may continue to impact the markets for certain Russian commodities, such as oil and natural gas, as well as other sectors of the Russian economy, and may likely have collateral impacts on such sectors globally. Further, several large corporations and U.S. states have announced plans to divest interests or otherwise curtail business dealings with certain Russian businesses.
Governments in the United States, Canada, the United Kingdom, the European Union and many other countries (collectively, the Sanctioning Bodies) have imposed broad-ranging economic sanctions, including banning Russia from global payments systems that facilitate cross-border payments, prohibiting certain securities trades and certain private transactions in the energy sector, asset freezes and prohibition of all business, against certain Russian individuals (including politicians) both inside Russia and globally, as well as Russian corporate and banking entities. The Sanctioning Bodies, and/or others, could also institute or threaten further sanctions, which may result in the decline of the value and liquidity of Russian securities, further downgrades in the credit ratings of Russia or Russian issuers, a further weakening of the ruble or other adverse consequences for the Russian economy. These sanctions may include the immediate freeze of Russian securities and/or funds invested in prohibited assets, impairing the ability of a Fund to buy, sell, receive or deliver those securities and/or assets. Sanctions may also result in Russia taking countermeasures or retaliatory actions which may further impair the value and liquidity of Russian securities. For instance, in response to sanctions, the government of Russia imposed capital controls to restrict movements of capital entering and exiting the country and the Russian Central Bank suspended the sales of Russian securities by non-residents of Russia on its local stock exchange. Any market disruptions caused by Russian military action, resulting sanctions and/or countermeasures or actions thereto may magnify the impact of other risks to the Fund. Market events are rapidly evolving and present uncertainty and risk with respect to markets globally and the performance of the Fund and its investments could be negatively impacted.
China Bond Connect Risk. The risks noted here are in addition to the risks described under Emerging Market Securities Risk. Chinese debt instruments trade on the China Interbank Bond Market (CIBM) and may be purchased through a market access program that is designed to, among other things, enable foreign investment in the People’s Republic of China (Bond Connect).
Statement of Additional Information – May 1, 2026

There are significant risks inherent in investing in Chinese debt instruments, similar to the risks of investing in other fixed-income securities in emerging markets. The prices of debt instruments traded on the CIBM may fluctuate significantly due to low trading volume and potential lack of liquidity. The rules to access debt instruments that trade on the CIBM through Bond Connect are relatively new and subject to change, which may adversely affect a Fund’s ability to invest in these instruments and to enforce its rights as a beneficial owner of these instruments. Trading through Bond Connect is subject to a number of restrictions that may affect a Fund’s investments and returns. In addition, securities offered through Bond Connect may lose their eligibility for trading through the program at any time. If Bond Connect securities lose their eligibility for trading through the program, they may be sold but can no longer be purchased through Bond Connect. There can be no assurance as to the program’s continued existence or whether future developments regarding the program may restrict or adversely affect a Fund’s investments or returns.
Investments made through Bond Connect are subject to order, clearance and settlement procedures that are relatively untested in China, which could pose risks to a Fund. CIBM does not support all trading strategies (such as short selling) and investments in Chinese debt instruments that trade on the CIBM are subject to the risks of suspension of trading without cause or notice, trade failure or trade rejection and default of securities depositories and counterparties. Furthermore, Chinese debt instruments purchased via Bond Connect will be held via a book entry omnibus account in the name of the Hong Kong Monetary Authority Central Moneymarkets Unit (CMU) maintained with a China-based depository (either the China Central Depository & Clearing Co. (CCDC) or the Shanghai Clearing House (SCH)). A Fund’s ownership interest in these Chinese debt instruments will not be reflected directly in book entry with CCDC or SCH and will instead only be reflected on the books of a Fund’s Hong Kong sub-custodian. Therefore, a Fund’s ability to enforce its rights as a bondholder may depend on CMU’s ability or willingness as record-holder of the bonds to enforce a Fund’s rights as a bondholder. Additionally, the omnibus manner in which Chinese debt instruments are held could expose a Fund to the credit risk of the relevant securities depositories and a Fund’s Hong Kong sub-custodian. While a Fund holds a beneficial interest in the instruments it acquires through Bond Connect, the mechanisms that beneficial owners may use to enforce their rights are untested. In addition, courts in China have limited experience in applying the concept of beneficial ownership. Moreover, Chinese debt instruments acquired through Bond Connect generally may not be sold, purchased or otherwise transferred other than through Bond Connect in accordance with applicable rules.
A Fund’s investments in Chinese debt instruments acquired through Bond Connect are generally subject to a number of regulations and restrictions, including Chinese securities regulations and listing rules, loss recovery limitations and disclosure of interest reporting obligations. A Fund will not benefit from access to Hong Kong investor compensation funds, which are set up to protect against defaults of trades, when investing through Bond Connect.
Bond Connect can only operate when both China and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. In addition, the trading, settlement and IT systems required for non-Chinese investors in Bond Connect are relatively new. In the event of systems malfunctions or extreme market conditions, trading via Bond Connect could be disrupted. The rules applicable to taxation of Chinese debt instruments acquired through Bond Connect remain subject to further clarification. Uncertainties in the Chinese tax rules governing taxation of income and gains from investments via Bond Connect could result in unexpected tax liabilities for a Fund, which may negatively affect investment returns for shareholders. Bond Connect trades are settled in Chinese Renminbi (RMB), and investors must have timely access to a reliable supply of RMB in Hong Kong, which cannot be guaranteed.
China Stock Connect Risk. The risks noted here are in addition to the risks described under “Emerging Market Securities Risk”. A Fund may, directly or indirectly (through, for example, participatory notes or other types of equity-linked notes), purchase shares in mainland China-based companies that trade on Chinese stock exchanges such as the Shanghai Stock Exchange and the Shenzhen Stock Exchange (China A-Shares) through the Shanghai and Shenzhen – Hong Kong Stock Connect (China Stock Connect), or that may be available in the future through additional stock connect programs, a mutual market access program designed to, among other things, enable foreign investment in the People’s Republic of China (PRC) via brokers in Hong Kong. There are significant risks inherent in investing in China A-Shares through China Stock Connect. The underdeveloped state of PRC’s investment and banking systems subjects the settlement, clearing, and registration of securities transactions to heightened risks. Specifically, trading can be affected by a number of issues. China Stock Connect can only operate when both PRC and Hong Kong markets are open for trading and when banking services are available in both markets on the corresponding settlement days. As such, if one or both markets are closed on a U.S. trading day, a Fund may not be able to dispose of its shares in a timely manner, which could adversely affect the Fund’s performance. Because China Stock Connect is relatively new, its effects on the market for trading China A-shares are uncertain. In addition, the trading, settlement and information technology (IT) systems required to operate China Stock Connect are relatively new and continuing to evolve. In the event that the relevant systems do not function properly, trading through China Stock Connect could be disrupted.
PRC regulations require that, in order to sell its China A-Shares, a Fund must pre-deliver the China A-Shares to a broker. If the China A-Shares are not in the broker’s possession before the market opens on the day of sale, the sell order will be rejected. This requirement could also limit a Fund’s ability to dispose of its China A-Shares purchased through China Stock Connect in a
Statement of Additional Information – May 1, 2026

timely manner. Additionally, China Stock Connect is subject to daily quota limitations on purchases in the PRC. Once the daily quota is reached, orders to purchase additional China A-Shares through China Stock Connect will be rejected. A Fund’s investment in China A-Shares may only be traded through China Stock Connect and is not otherwise transferable. China Stock Connect utilizes an omnibus clearing structure, and the Fund’s shares will be registered in its custodian’s name on the Central Clearing and Settlement System. This may limit the ability of the Investment Manager (and/or any subadviser, as the case may be) to effectively manage a Fund, and may expose the Fund to the credit risk of its custodian or to greater risk of expropriation. Investment in China A-Shares through China Stock Connect may be available only through a single broker that is an affiliate of the Fund’s custodian, which may affect the quality of execution provided by such broker. China Stock Connect restrictions could also limit the ability of a Fund to sell its China A-Shares in a timely manner, or to sell them at all. Further, different fees, costs and taxes are imposed on foreign investors acquiring China A-Shares acquired through China Stock Connect, and these fees, costs and taxes may be higher than comparable fees, costs and taxes imposed on owners of other securities providing similar investment exposure.
Environmental, Social and Governance Integrated Risk. The Fund’s consideration of issuer ESG characteristics may cause the Fund to invest in, forego investing in, or sell securities of issuers, including issuers within certain sectors, regions and countries that could negatively impact Fund performance, including relative to a benchmark or other funds that do not consider environmental, social and corporate governance data, or funds that do but make different investment decisions based thereon. ESG characteristics are not the only factors considered and as a result, the Fund’s investments may not have favorable ESG characteristics or ratings. While the portfolio managers believe that the integration of material ESG characteristics into the Fund’s investment process has the potential to identify financial risks and contribute to the Fund’s long-term performance, there is no guarantee that the integration of ESG characteristics will result in better performance. The analysis of ESG characteristics is subjective and investors can differ in their views of what constitutes positive or negative ESG characteristics. ESG information and data, including that provided by third parties, may be incomplete, inaccurate, or unavailable, which could adversely affect the analysis relevant to a particular investment.
Event-Driven Trading Risk. The Fund may seek to profit from the occurrence of specific corporate or other events. A delay in the timing of these events, or the failure of these events to occur at all, may have a significant negative effect on the Fund’s performance.
Event-driven investing requires the portfolio managers to make predictions about (i) the likelihood that an event will occur and (ii) the impact such event will have on the value of a company’s securities. If the event fails to occur or it does not have the effect foreseen, losses can result. For example, the adoption of new business strategies, a meaningful change in management or the sale of a division or other significant assets by a company may not be valued as highly by the market as the portfolio managers had anticipated, resulting in losses. In addition, a company may announce a plan of restructuring which promises to enhance value and fail to implement it, resulting in losses to investors.
Event-Linked Instruments Risk. The Fund may seek to profit from investment in debt securities whose performance is linked to the occurrence of specific “trigger” events, such as a hurricane, earthquake, or other physical or weather-related phenomena. If a trigger event causes losses exceeding a specific amount in the geographic region and time period specified in a bond, the Fund may lose a portion or all of its principal invested in the bond or suffer a reduction in credited interest. Some event-linked bonds have features that delay the return of capital upon the occurrence of a specified event; in these cases, whether or not there is loss of capital or interest, the return on the investment may be significantly lower during the extension period. Bonds commonly referred to as “catastrophe bonds” are a type of event-linked instrument in which the Fund may invest. Catastrophe bonds may be issued by government agencies, insurance companies, reinsurers, special purpose corporations or other on-shore or off-shore entities (such special purpose entities are created to accomplish a narrow and well-defined objective, such as the issuance of a note in connection with a reinsurance transaction). The return on these securities is tied primarily to property insurance risk and is analogous to underwriting insurance in certain circumstances. By isolating insurance risk, these securities are largely uncorrelated to other more traditional investments. Risks associated with investment in catastrophe bonds would include, for example, a major hurricane or similar catastrophe striking a heavily populated area of the East Coast of the United States or a major earthquake with an epicenter in an urban area on the West Coast of the United States. In addition to specified trigger events, catastrophe bonds may expose the Fund to other risks, such as credit risk (the risk that the issuer of a debt instrument will default or otherwise become unable, or be perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due), counterparty risk (the risk that a counterparty to a transaction in a financial instrument held by the Fund may become insolvent or otherwise fail to perform its obligations, including making payments to the Fund), adverse regulatory or jurisdictional interpretations, adverse tax consequences, liquidity risk (the risk that it may not be possible for the Fund to liquidate the instrument at an advantageous time or price), and foreign currency risk (the risk that Fund performance may be negatively impacted by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund exposes a significant percentage of its assets to currencies other than the U.S. dollar). Event-linked exposure often provides
Statement of Additional Information – May 1, 2026

for an extension of maturity to process and audit loss claims where a trigger event has, or possibly has, occurred. An extension of maturity may increase volatility. From time to time, the volume of catastrophe bonds available in the market may be insufficient to enable the Fund to invest as great a percentage of its assets in catastrophe bonds as it would like.
Exchange-Traded Fund (ETF) Risk. Investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. An ETF’s share price may not track its specified market index (if any) and may trade below its NAV. Certain ETFs use a “passive” investment strategy and do not take defensive positions in volatile or declining markets. Other ETFs in which the Fund may invest are actively managed ETFs (i.e., they do not track a particular benchmark), which indirectly subjects the Fund to active management risk. An active secondary market in an ETF’s shares may not develop or be maintained and may be halted or interrupted due to actions by its listing exchange, unusual market conditions or other reasons. There can be no assurance an ETF’s shares will continue to be listed on an active exchange. In addition, the Fund’s shareholders bear both their proportionate share of the Fund’s expenses and, indirectly, the ETF’s expenses, incurred through the Fund’s ownership of the ETF. Because the expenses and costs of an underlying ETF are shared by its investors, redemptions by other investors in the ETF could result in decreased economies of scale and increased operating expenses for such ETF. These transactions might also result in higher brokerage, tax or other costs for the ETF. This risk may be particularly important when one investor owns a substantial portion of the ETF.
The Funds generally expect to purchase shares of ETFs through broker-dealers in transactions on a securities exchange, and in such cases the Funds will pay customary brokerage commissions for each purchase and sale. Shares of an ETF may also be acquired by depositing a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, with the ETF’s custodian, in exchange for which the ETF will issue a quantity of new shares sometimes referred to as a “creation unit.” Similarly, shares of an ETF purchased on an exchange may be accumulated until they represent a creation unit, and the creation unit may be redeemed in kind for a portfolio of the underlying securities (based on the ETF’s NAV) together with a cash payment generally equal to accumulated dividends as of the date of redemption. The Funds may redeem creation units for the underlying securities (and any applicable cash), and may assemble a portfolio of the underlying securities (and any required cash) to purchase creation units. The Funds’ ability to redeem creation units may be limited by the 1940 Act, which provides that ETFs, the shares of which are purchased in reliance on Section 12(d)(1)(F) of the 1940 Act, will not be obligated to redeem such shares in an amount exceeding one percent of their total outstanding securities during any period of less than 30 days.
Exchange-Traded Notes Risk. Exchange-traded notes (ETNs) are unsecured, unsubordinated debt securities that expose the Fund to the risk that an ETN’s issuer may be unable to pay, which means that the Fund is subject to issuer credit risk, including that the value of the ETN may drop due to a downgrade in the issuer’s credit rating, despite the underlying benchmark or strategy remaining unchanged. ETNs do not typically offer principal protection, so the Fund may lose some or all of its investment. The returns of ETNs are usually linked to the performance of a market benchmark or strategy, less investor fees and expenses. The Fund will bear its proportionate share of the fees and expenses of the ETN, which may cause the Fund’s returns to be lower. The return on ETNs will typically be lower than the total return on a direct investment in the components of the underlying index or strategy because of the ETN’s investor fees and expenses. The value of an ETN may also be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political, or geographic events that affect the referenced underlying benchmark or strategy.
Foreign Currency Risk. The performance of the Fund may be materially affected positively or negatively by foreign currency strength or weakness relative to the U.S. dollar, particularly if the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa. Restrictions on currency trading may be imposed by foreign countries, which may adversely affect the value of your investment in the Fund. Even though the currencies of some countries may be pegged to the U.S. dollar, the conversion rate may be controlled by government regulation or intervention at levels significantly different than what would normally prevail in a free market. Significant revaluations of the U.S. dollar exchange rate of these currencies could cause substantial reductions in the Fund’s NAV.
Foreign Currency-Related Tax Risk. As a regulated investment company (RIC), the Fund must derive at least 90% of its gross income for each taxable year from sources treated as “qualifying income” under the Internal Revenue Code of 1986, as amended. The Fund may gain exposure to local currency markets through forward currency contracts. Although foreign currency gains currently constitute “qualifying income,” the Internal Revenue Service has the authority to issue regulations excluding from the definition of “qualifying income” a RIC’s foreign currency gains not “directly related” to its “principal business” of investing in stock or securities (or options and futures with respect thereto). Such regulations might treat gains from some of the
Statement of Additional Information – May 1, 2026

Fund’s foreign currency-denominated positions as not qualifying income and there is a possibility that such regulations might be applied retroactively, in which case, the Fund might not qualify as a RIC for one or more years. In the event the Internal Revenue Service issues such regulations, the Fund’s Board may authorize a significant change in investment strategy or the Fund’s liquidation.
Foreign Securities Risk. Investments in or exposure to securities of foreign companies may involve heightened risks relative to investments in or exposure to securities of U.S. companies. For example, foreign markets can be extremely volatile. Foreign securities may also be less liquid, making them more difficult to trade, than securities of U.S. companies so that the Fund may, at times, be unable to sell foreign securities at desirable times or prices. Brokerage commissions, custodial costs and other fees are also generally higher for foreign securities. The Fund may have limited or no legal recourse in the event of default with respect to certain foreign securities, including those issued by foreign governments. In addition, foreign governments may impose withholding or other taxes on the Fund’s income, capital gains or proceeds from the disposition of foreign securities, which could reduce the Fund’s return on such securities. In some cases, such withholding or other taxes could potentially be confiscatory. Other risks include: possible delays in the settlement of transactions or in the payment of income; generally less publicly available information about foreign companies; the impact of economic, political, social, diplomatic or other conditions or events (including, for example, military confrontations and actions, war, other conflicts, terrorism and disease/virus outbreaks and epidemics), possible seizure, expropriation or nationalization of a company or its assets or the assets of a particular investor or category of investors; accounting, auditing and financial reporting standards that may be less comprehensive and stringent than those applicable to domestic companies; the imposition of economic and other sanctions against a particular foreign country, its nationals or industries or businesses within the country; and the generally less stringent standard of care to which local agents may be held in the local markets. In addition, it may be difficult to obtain reliable information about the securities and business operations of certain foreign issuers. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the level of risks. Economic sanctions may be, and have been, imposed against certain countries, organizations, companies, entities and/or individuals. Economic sanctions and other similar governmental actions could, among other things, effectively restrict or eliminate the Fund’s ability to purchase or sell securities, and thus may make the Fund’s investments in such securities less liquid or more difficult to value. In addition, as a result of economic sanctions, the Fund may be forced to sell or otherwise dispose of investments at inopportune times or prices, which could result in losses to the Fund and increased transaction costs. These conditions may be in place for a substantial period of time and enacted with limited advance notice to the Fund. The risks posed by sanctions against a particular foreign country, its nationals or industries or businesses within the country may be heightened to the extent the Fund invests significantly in the affected country or region or in issuers from the affected country that depend on global markets. Additionally, investments in certain countries may subject the Fund to a number of tax rules, the application of which may be uncertain. Countries may amend or revise their existing tax laws, regulations and/or procedures in the future, possibly with retroactive effect. Changes in or uncertainties regarding the laws, regulations or procedures of a country could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies located in such countries in which the Fund invests, or result in unexpected tax liabilities for the Fund. The performance of the Fund may also be negatively affected by fluctuations in a foreign currency's strength or weakness relative to the U.S. dollar, particularly to the extent the Fund invests a significant percentage of its assets in foreign securities or other assets denominated in currencies other than the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short or long periods of time for a number of reasons, including changes in interest rates, imposition of currency exchange controls and economic or political developments in the U.S. or abroad. The Fund may also incur currency conversion costs when converting foreign currencies into U.S. dollars and vice versa.
There have been significant changes to United States trade policies, agreements and tariffs, and in the future, there may be additional significant changes. These and any future developments, and continued uncertainty surrounding trade policies, agreements and tariffs, may have a material adverse effect on global economic conditions, inflation and the stability of global financial markets, and may significantly reduce global trade and, in particular, trade between the impacted nations and the United States. Any of these factors could depress economic activity and restrict the access by issuers of the Fund’s portfolio securities to suppliers or customers, increase their supply-chain costs and expenses and could have material adverse effects on the Fund’s portfolio investments.
Operational and Settlement Risks of Foreign Securities. The Fund’s foreign securities are generally held outside the United States in the primary market for the securities in the custody of certain eligible foreign banks and trust companies (foreign sub-custodians), as permitted under the Investment Company Act of 1940 (the 1940 Act). Settlement practices for foreign securities may differ from those in the United States. Some countries have limited governmental oversight and regulation of industry practices, stock exchanges, depositories, registrars, brokers and listed companies, which increases the risk of corruption and fraud and the possibility of losses to the Fund. In particular, under certain circumstances, foreign securities may settle on a delayed delivery basis, meaning that the Fund may be required to make payment for securities before the Fund has actually received delivery of the securities or deliver securities prior to the receipt of payment. Typically, in these cases, the Fund will
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receive evidence of ownership in accordance with the generally accepted settlement practices in the local market entitling the Fund to delivery or payment at a future date, but there is a risk that the security will not be delivered to the Fund or that payment will not be received, although the Fund and its foreign sub-custodians take reasonable precautions to mitigate this risk. Losses can also result from lost, stolen or counterfeit securities; defaults by brokers and banks; failures or defects of the settlement system; or poor and improper record keeping by registrars and issuers.
Share Blocking. Share blocking refers to a practice in certain foreign markets under which an issuer’s securities are blocked from trading at the custodian or sub-custodian level for a specified number of days before and, in certain instances, after a shareholder meeting where a vote of shareholders takes place. The blocking period can last up to several weeks. Share blocking may prevent the Fund from buying or selling securities during this period, because during the time shares are blocked, trades in such securities will not settle. It may be difficult or impossible to lift blocking restrictions, with the particular requirements varying widely by country. As a consequence of these restrictions, the Investment Manager, on behalf of the Fund, may abstain from voting proxies in markets that require share blocking.
Forward Commitments on Mortgage-Backed Securities (including Dollar Rolls) Risk. When purchasing mortgage-backed securities in the “to be announced” (TBA) market (MBS TBAs), the seller agrees to deliver mortgage-backed securities for an agreed upon price on an agreed upon date, but may make no guarantee as to the specific securities to be delivered. In lieu of taking delivery of mortgage-backed securities, the Fund could enter into dollar rolls, which are transactions in which the Fund sells securities to a counterparty and simultaneously agrees to purchase those or similar securities in the future at a predetermined price. Dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. These transactions may also increase the Fund’s portfolio turnover rate. If the Fund reinvests the proceeds of the security sold, the Fund will also be subject to the risk that the investments purchased with such proceeds will decline in value (a form of leverage risk). MBS TBAs and dollar rolls are subject to the risk that the counterparty to the transaction may not perform or be unable to perform in accordance with the terms of the instrument.
Frontier Market Risk. Frontier market countries generally have smaller economies and even less developed capital markets than typical emerging market countries (which themselves have increased investment risk relative to more developed market countries) and, as a result, the Fund’s exposure to risks associated with investing in emerging market countries are magnified when the Fund invests in frontier market countries. The increased risks include: the potential for extreme price volatility and illiquidity in frontier market countries; government ownership or control of parts of the private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries. In addition, frontier market countries are more likely to experience instability resulting, for example, from rapid changes or developments in social, political and economic conditions. Many frontier market countries are heavily dependent on international trade, which makes them more sensitive to world commodity prices and economic downturns and other conditions in other countries. Some frontier market countries have a higher risk of currency devaluations, and some of these countries may experience periods of high inflation or rapid changes in inflation rates and may have hostile relations with other countries. Securities issued by foreign governments or companies in frontier market countries are even more likely than emerging markets securities to have greater exposure to the risks of investing in foreign securities that are described in Foreign Securities Risk.
Fund-of-Funds Risk. Determinations regarding asset classes or selection of underlying funds and the Fund’s allocations thereto may not successfully achieve the Fund’s investment objective, in whole or in part. The selected underlying funds’ performance may be lower than the performance of the asset class they were selected to represent or may be lower than the performance of alternative funds that could have been selected to represent the asset class. The Fund also is exposed to the same risks as the underlying funds in direct proportion to the allocation of its assets among the underlying funds. Therefore, to the extent that the Fund invests significantly in a particular underlying fund, the Fund’s performance would be significantly impacted by the performance of such underlying fund. Generally, by investing in a combination of underlying funds, the Fund has exposure to the risks of many areas of the market. By concentrating its investments in relatively few underlying funds, the Fund may have more concentrated market exposures, subjecting the Fund to greater risk of loss should those markets decline or fail to rise. The ability of the Fund to realize its investment objective will depend, in large part, on the extent to which the underlying funds realize their investment objectives. There is no guarantee that the underlying funds will achieve their respective investment objectives. The performance of underlying funds could be adversely affected if other entities that invest in the same funds make relatively large investments or redemptions in such funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Because the expenses and costs of each underlying fund are shared by its investors, redemptions by other investors in an underlying fund could result in decreased economies of scale and increased operating expenses for such underlying fund. These transactions might also result in higher brokerage, tax or other costs for an underlying fund. This risk may be particularly important when one investor owns a substantial portion of an underlying fund. For certain funds-of-funds, the Investment Manager typically selects underlying funds from among the funds for which it, or an affiliate, acts as the
Statement of Additional Information – May 1, 2026

investment manager (affiliated funds) and will select an unaffiliated underlying fund only if the desired investment exposure is not available through an affiliated fund. The Investment Manager has a conflict of interest in choosing affiliated funds over unaffiliated funds when selecting and investing in underlying funds because it receives management fees from affiliated funds, and it has a conflict in choosing among affiliated funds when selecting and investing in underlying funds, because the fees paid to it by certain affiliated funds are higher than the fees paid by other affiliated funds. Also, to the extent that the Fund is constrained/restricted from investing (or investing further) in a particular underlying fund for one or more reasons (e.g., underlying fund capacity constraints or regulatory restrictions) or if the Fund chooses to sell its investment in an underlying fund because of poor investment performance or for other reasons, the Fund may have to invest in another fund(s), including less desirable funds – from a strategy or investment performance standpoint – which could have a negative impact on Fund performance. In addition, Fund performance could be negatively impacted if the Investment Manager is unable to identify an appropriate alternate fund(s) in a timely manner or at all.
Geographic Focus Risk. The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. Currency devaluations could occur in countries that have not yet experienced currency devaluation to date, or could continue to occur in countries that have already experienced such devaluations. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund.
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Asia Pacific Region. A number of countries in the Asia Pacific region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact that country, other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified in a region with more developed countries and economies. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Continued growth of economies and securities markets in the region will require sustained economic and fiscal discipline, as well as continued commitment to governmental and regulatory reforms. Development also may be influenced by international economic conditions, including those in the United States and Japan, and by world demand for goods or natural resources produced in countries in the Asia Pacific region. Securities markets in the region are generally smaller and have a lower trading volume than those in the United States, which may result in the securities of some companies in the region being less liquid than U.S. or other foreign securities. Some currencies, inflation rates or interest rates in the Asia Pacific region are or can be volatile, and some countries in the region may restrict the flow of money in and out of the country. The risks described under “Emerging Market Securities Risk,” “Frontier Market Risk,” and “Foreign Securities Risk” may be more pronounced due to the Fund’s focus on investments in the region.
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Europe. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions, including acts of war or other conflicts in the region, affecting issuers and countries in Europe. Countries in Europe are often closely connected and interdependent, and events in one European country can have an adverse impact on, and potentially spread to, other European countries. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Economic and Monetary Union (EMU). European countries can be significantly affected by the tight fiscal and monetary controls that the EMU imposes on its members and with which candidates for EMU membership are required to comply. In addition, significant private or public debt problems in a single EU country can pose economic risks to the EU as a whole. Unemployment in Europe has historically been higher than in the United States and public deficits are an ongoing concern in many European countries. As a result, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Europe fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in this region of the world. Any uncertainty caused by the departure of the United Kingdom (UK) from the EU, which occurred in January 2020, could have negative impacts on the UK and EU, as well as other European economies and the broader global economy. These could include negative impacts on currencies and financial markets as well as increased volatility and illiquidity, and potentially lower economic growth in markets in the UK, Europe and globally, which could adversely affect the value of your investment in the Fund. Any attempt by the Fund to hedge against or otherwise protect its portfolio or to profit from such circumstances may fail and, accordingly, an investment in the Fund could lose money over short or long periods.
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Greater China. The Greater China region consists of Hong Kong, The People's Republic of China and Taiwan, among other countries, and the Fund's investments in the region are particularly susceptible to risks in that region. The Hong Kong, Taiwanese, and Chinese economies are dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from other emerging economies in Asia with lower costs. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility in the Fund’s NAV and losses. Markets in the Greater China region can experience significant volatility due to social, economic, regulatory and political uncertainties. Changes in Chinese government policy and
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economic growth rates could significantly affect local markets and the entire Greater China region. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy is experiencing a relative slowdown. Export growth continues to be a major driver of China’s economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy. The risks described under “Emerging Market Securities Risk,” “Frontier Market Risk,” and “Foreign Securities Risk” may be more pronounced due to the Fund’s focus on investments in the region. Many Chinese companies to which the Fund seeks investment exposure use a structure known as a variable interest entity (a VIE) to address Chinese restrictions on direct foreign investment in Chinese companies operating in certain sectors. The Fund’s investment exposure to VIEs may pose additional risks because the Fund’s investment is not made directly in the VIE (the actual Chinese operating company), but rather in a holding company domiciled outside of China (a Holding Company) whose interests in the business of the underlying Chinese operating company (the VIE) are established through contracts rather than through equity ownership. The VIE (which the Fund is restricted from owning under Chinese law) is generally owned by Chinese nationals, and the Holding Company (in which the Fund invests) holds only contractual rights (rather than equity ownership) relating to the VIE, typically including a contractual claim on the VIE's profits. Shares of the Holding Company, in turn, are traded on exchanges outside of China and are available to non-Chinese investors such as the Fund. The VIE structure is a longstanding practice in China that, until recently, was not acknowledged by the Chinese government, creating uncertainty over the possibility that the Chinese government might cease to tolerate VIE structures at any time or impose new restrictions on the structure. In such a scenario, the Chinese operating company could be subject to penalties, including revocation of its business and operating license, or the Holding Company could forfeit its interest in the business of the Chinese operating company. Further, in case of a dispute, the remedies and rights of the Fund may be limited, and such legal uncertainty may be exploited against the interests of the Fund. Control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the contractual arrangements, is subject to legal proceedings, or if any physical instruments or property of the VIE, such as seals, business registration certificates, financial data and licensing arrangements (sometimes referred to as “chops”), are used without authorization. In the event of such an occurrence, the Fund, as a foreign investor, may have little or no legal recourse. In addition to the risk of government intervention, investments through a VIE structure are subject to the risk that the China-based company (or its officers, directors, or Chinese equity owners) may breach the contractual arrangements, that Chinese law changes in a way that adversely affects the enforceability of the arrangements, or that the contracts are otherwise not enforceable under Chinese law. In any of these cases, a Fund may suffer significant losses on its investments through a VIE structure with little or no recourse available. The Fund will typically have little or no ability to influence the VIE through proxy voting or other means because it is not a VIE owner/shareholder. Foreign companies listed on stock exchanges in the United States, including companies using the VIE structure, could also face delisting or other ramifications for failure to meet the expectations and/or requirements of the SEC, the Public Company Accounting Oversight Board, or other U.S. regulators. Recently, China has proposed the adoption of rules which would affirm that VIEs are legally permissible, though there remains significant uncertainty over how these rules will operate. Any of these risks could reduce the liquidity and value of the Fund’s investments in Holding Companies or render them valueless.
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Japan. The Fund is particularly susceptible to the social, political, economic, regulatory and other conditions or events that may affect Japan’s economy. The Japanese economy is heavily dependent upon international trade, including, among other things, the export of finished goods and the import of oil and other commodities and raw materials. Because of its trade dependence, the Japanese economy is particularly exposed to the risks of currency fluctuation, foreign trade policy and regional and global economic disruption, including the risk of increased tariffs, embargoes, and other trade limitations or factors. Strained relationships between Japan and its neighboring countries, including China, South Korea and North Korea, based on historical grievances, territorial disputes, and defense concerns, may also cause uncertainty in Japanese markets. As a result, additional tariffs, other trade barriers, or boycotts may have an adverse impact on the Japanese economy. Japanese government policy has been characterized by economic regulation, intervention, protectionism and large government deficits. The Japanese economy is also challenged by an unstable financials sector, highly leveraged corporate balance sheets and extensive cross-ownership among major corporations. Structural social and labor market changes, including an aging workforce, population decline and traditional aversion to labor mobility may adversely affect Japan’s economic competitiveness and growth potential. The potential for natural disasters, such as earthquakes, volcanic eruptions, typhoons and tsunamis, could also have significant negative effects on Japan’s economy. A significant portion of Japan's trade is conducted with developing nations in East and Southeast Asia and its economy can be affected by conditions and currency fluctuations in these and other countries. For a number of years, Japan’s economic growth rate has remained relatively low, and it may remain low in the future. Securities in Japan are denominated and quoted in yen. As a result, the value of the Fund's Japanese securities as measured in U.S. dollars may be affected by fluctuations in the value of the Japanese yen relative to the U.S. dollar. Securities traded on Japanese stock exchanges have exhibited significant volatility in recent years.
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As a result of the Fund’s investment in Japanese securities, the Fund’s NAV may be more volatile than the NAV of a more geographically diversified fund. If securities of issuers in Japan fall out of favor, it may cause the Fund to underperform other funds that do not focus their investments in Japan.
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Latin America Region. The Fund is particularly susceptible to risks related to economic, political, regulatory, legal, social or other events or conditions affecting issuers in, or those that have investment exposure to, the Latin America region. The economies of many Latin American countries have experienced elevated and volatile interest rates, inflation rates and unemployment rates. Currency devaluations and exchange rate volatility have also been common among Latin American economies. Relatively high dependence upon commodities, such as petroleum, minerals, metals and agricultural products, amongst others, may cause certain Latin American economies to be particularly sensitive to fluctuations in commodity prices. International economic conditions, trade arrangements and flow of international capital may have significant impact on Latin American economies due to their relatively heavy reliance upon international trade. Latin American economies may also be susceptible to adverse government regulatory and economic intervention and controls which may negatively impact economic growth. Limitations in the ability to repatriate investment income, capital or the proceeds of the sale of securities from Latin American countries could adversely affect the Fund. Other risks associated with investments in Latin American economies may include inadequate investor protections, less developed custody, settlement, regulatory, accounting, auditing and financial standards, unfavorable changes in laws or regulations, natural disasters, corruption and military activity. The risks described under “Emerging Market Securities Risk,” “Frontier Market Risk,” and “Foreign Securities Risk” may be more pronounced due to the Fund’s focus on investments in the region.
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Middle East and North Africa Region. The Fund is particularly susceptible to risks related to economic, political, regulatory, legal, social or other events or conditions affecting issuers in, or those that have investment exposure to, the Middle East and North Africa region. The economies of many Middle Eastern and North African countries have experienced local and regional conflicts including terrorist activity, religious, ethnic and/or socio-economic unrest, acts of war or other conflicts in the region, as well as elevated and volatile interest rates, inflation rates and unemployment rates. Currency devaluations and exchange rate volatility have also been common among Middle Eastern and North African economies. Relatively high dependence upon commodities, such as petroleum and minerals amongst others, may cause certain Middle Eastern and North African economies to be particularly sensitive to fluctuations in commodity prices. International economic conditions, trade arrangements and flow of international capital may have a significant impact on Middle Eastern and North African economies due to their relatively heavy reliance upon international trade. Middle Eastern and North African economies may also be susceptible to adverse government regulatory and economic intervention and controls which may negatively impact economic growth. Limitations in the ability to repatriate investment income, capital or the proceeds of the sale of securities from Middle Eastern and North African countries could adversely affect the Fund. Other risks associated with investments in Middle Eastern and North African economies may include inadequate investor protections, less developed custody, settlement, regulatory, accounting, auditing and financial standards, unfavorable changes in laws or regulations, natural disasters, corruption and military activity. The risks described under “Emerging Market Securities Risk,” “Frontier Market Risk,” and “Foreign Securities Risk” may be more pronounced due to the Fund’s focus on investments in the region.
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India. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers in India. Because the Fund invests predominantly in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or expropriation of assets. Uncertainty regarding inflation and currency exchange rates, fiscal policy, credit ratings and the possibility that future harmful political actions will be taken by the Indian government, could negatively impact the Indian economy and securities markets, and thus adversely affect the Fund’s performance. The risks described under “Emerging Market Securities Risk,” “Frontier Market Risk,” and “Foreign Securities Risk” may be more pronounced due to the Fund’s focus on investments in the region.

The Indian government has exercised, and continues to exercise, significant influence over many aspects of the economy, and the number of public sector enterprises in India is substantial. Accordingly, Indian government actions in the future could have a significant effect on the Indian economy, which could affect private sector companies, market conditions, and prices and yields of securities in the Fund’s portfolio. The Fund’s performance will also be affected by changes in value of the Indian rupee versus the U.S. dollar. For example, if the value of the U.S. dollar goes up compared to the Indian rupee, an investment traded in the rupee will go down in value because it will be worth fewer U.S. dollars. Furthermore, the Fund may incur costs in connection with conversions between U.S. dollars and rupees.
Indian issuers are subject to less regulation and scrutiny with regard to financial reporting, accounting and auditing than U.S. companies. Information regarding Indian corporations may be less reliable and all material information may not be available to the Fund. Securities laws in India are relatively new and unsettled and, consequently, there is a risk of rapid and
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unpredictable change in laws regarding foreign investment, securities regulation, title to securities and shareholder rights. Accordingly, foreign investors may be adversely affected by new or amended laws and regulations. In addition, it may be difficult to obtain and enforce a judgment in a court in India. It may not be possible for the Fund to effect service of process in India, and if the Fund obtains a judgment in a U.S. court, it may be difficult to enforce such judgment in India. The stock markets in the region are undergoing a period of growth and change, which may result in trading or price volatility and difficulties in the settlement and recording of transactions, and in interpreting and applying the relevant laws and regulations. The securities industries in India are comparatively underdeveloped, and stockbrokers and other intermediaries may not perform as well as their counterparts in the United States and other more developed securities markets and which may impose additional costs on investment.
The Indian population is comprised of diverse religious, linguistic, ethnic and religious groups. India has, from time to time, experienced civil unrest and hostility with neighboring countries such as Pakistan. Violence and disruption associated with these tensions could have a negative effect on the economy and, consequently, adversely affect the Fund. Agriculture occupies a prominent position in the Indian economy, alongside India’s service and industrial sectors. Adverse changes in weather, including monsoons, and other natural disasters in India and surrounding regions can have a significant adverse effect on the Indian economy, which could adversely affect the Fund.
Global Economic Risk. Global economies and financial markets are increasingly interconnected, which increases the possibility that conditions in one country or region might adversely impact issuers in a different country or region or across the globe. The severity or duration of adverse economic conditions may also be affected by policy changes made by governments or quasi-governmental organizations. The imposition of sanctions by the United States or another government on a country could cause disruptions to the country’s financial system and economy, which could negatively impact the value of securities.
EuroZone. A number of countries in the EU have experienced, and may continue to experience, severe economic and financial difficulties. Additional EU member countries may also fall subject to such difficulties. These events could negatively affect the value and liquidity of the Fund’s investments in euro-denominated securities and derivatives contracts, securities of issuers located in the EU or with significant exposure to EU issuers or countries. If the euro is dissolved entirely, the legal and contractual consequences for holders of euro-denominated obligations and derivative contracts would be determined by laws in effect at such time. Such investments may continue to be held, or purchased, to the extent consistent with the Fund’s investment objective and permitted under applicable law. These potential developments, or market perceptions concerning these and related issues, could adversely affect the value of your investment in the Fund.
Certain countries in the EU have had to accept assistance from supra-governmental agencies such as the International Monetary Fund, the European Stability Mechanism (the ESM) or other supra-governmental agencies. The European Central Bank has also been intervening to purchase Eurozone debt in an attempt to stabilize markets and reduce borrowing costs.
There can be no assurance that these agencies will continue to intervene or provide further assistance and markets may react adversely to any expected reduction in the financial support provided by these agencies. Responses to the financial problems by European governments, central banks and others including austerity measures and reforms, may not work, may result in social unrest and may limit future growth and economic recovery or have other unintended consequences. In addition, one or more countries may abandon the euro and/or withdraw from the EU. The impact of these actions, especially if they occur in a disorderly fashion, could be significant and far-reaching.
Brexit. The UK formally withdrew from the EU on January 31, 2020. As a result of the political divisions within the UK and between the UK and the EU that the referendum vote has highlighted and the uncertain consequences of Brexit, the UK and European economies and the broader economy could be significantly impacted, potentially resulting in increased market volatility and illiquidity, political, economic, and legal uncertainty, and lower economic growth for companies that rely significantly on Europe for their business activities and revenues. Any further exits from the EU, or the possibility of such exits, or the abandonment of the Euro, may cause additional market disruption globally and introduce new legal and regulatory uncertainties.
Growth Securities Risk. Growth securities typically trade at a higher multiple of earnings than other types of equity securities. Accordingly, the market values of growth securities may never reach their expected market value and may decline in price. In addition, growth securities, at times, may not perform as well as value securities or the stock market in general, and may be out of favor with investors for varying periods of time. Growth securities may also be sensitive to movements in interest rates.
Hedging Transactions Risk. The Fund may invest in securities and utilize financial instruments for a variety of hedging purposes. Hedging transactions may limit the opportunity for gain if the value of the portfolio position should increase. There can be no assurance that the Fund will engage in hedging transactions at any given time, even under volatile market conditions, or that any hedging transactions the Fund engages in will be successful. Moreover, it may not be possible for the Fund to enter into a hedging transaction at a price sufficient to protect its assets. The Fund may not anticipate a particular risk so as to hedge against it.
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Hedging against a decline in the value of a portfolio position does not eliminate fluctuations in the values of portfolio positions or prevent losses, but establishes other positions designed to gain from those same developments, which moderates the decline in value. Such hedging transactions also limit the opportunity for gain if the value of the portfolio position should increase. Moreover, it may not be possible for the Fund to hedge against an exchange rate, interest rate or security price fluctuation that is generally anticipated, causing it to be unable to enter into a hedging transaction at a price sufficient to protect its assets from the decline in value of the portfolio positions anticipated as a result of such fluctuations.
The Fund is not required to attempt to hedge portfolio positions and, for various reasons, may determine not to do so. Furthermore, the Fund may not anticipate a particular risk so as to hedge against it. While the Fund may enter into hedging transactions to seek to reduce risk, such transactions may result in a poorer overall performance for the Fund than if the Fund had not engaged in any such hedging transaction. In addition, the degree of correlation between price movements of the instruments used in a hedging strategy and price movements in the portfolio position being hedged may vary. For a variety of reasons, the Fund may not seek to establish a perfect correlation between such hedging instruments and the portfolio holdings being hedged. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of loss. The successful utilization of hedging and risk management transactions requires skills complementary to those needed in the selection of the Fund’s portfolio holdings. Moreover, it should be noted that a portfolio will always be exposed to certain risks that cannot be hedged, such as credit risk (the risk that the issuer of a debt instrument will default or otherwise become unable, or be perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due), counterparty risk (the risk that a counterparty to a transaction in a financial instrument held by the Fund may become insolvent or otherwise fail to perform its obligations, including making payments to the Fund) and liquidity risk (the risk that it may not be possible for the Fund to liquidate the instrument at an advantageous time or price).
High-Yield Investments Risk. Securities and other debt instruments held by the Fund that are rated below investment grade (commonly called “high-yield” or “junk” bonds) and unrated debt instruments of comparable quality tend to be more sensitive to credit risk than higher-rated debt instruments and may experience greater price fluctuations in response to perceived changes in the ability of the issuing entity or obligor to pay interest and principal when due than to changes in interest rates. These investments are generally more likely to experience a default than higher-rated debt instruments. High-yield debt instruments are considered to be predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. These debt instruments typically pay a premium – a higher interest rate or yield – because of the increased risk of loss, including default. High-yield debt instruments may require a greater degree of judgment to establish a price, may be difficult to sell at the time and price the Fund desires, may carry high transaction costs, and also are generally less liquid than higher-rated debt instruments. The ratings provided by third party rating agencies are based on analyses by these ratings agencies of the credit quality of the debt instruments and may not take into account every risk related to whether interest or principal will be timely repaid. In adverse economic and other circumstances, issuers of lower-rated debt instruments are more likely to have difficulty making principal and interest payments than issuers of higher-rated debt instruments.
Highly Leveraged Transactions Risk. The loans or other debt instruments in which the Fund invests may consist of transactions involving refinancings, recapitalizations, mergers and acquisitions and other financings for general corporate purposes. The Fund’s investments also may include senior obligations of a borrower issued in connection with a restructuring pursuant to Chapter 11 of the U.S. Bankruptcy Code (commonly known as “debtor-in-possession” financings), provided that such senior obligations are determined by the Fund’s portfolio managers to be a suitable investment for the Fund. In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. Such business objectives may include but are not limited to: management’s taking over control of a company (leveraged buy-out); reorganizing the assets and liabilities of a company (leveraged recapitalization); or acquiring another company. Loans or other debt instruments that are part of highly leveraged transactions involve a greater risk (including default and bankruptcy) than other investments.
Impairment of Collateral Risk. The value of collateral, if any, securing a loan can decline, and may be insufficient to meet the borrower’s obligations or difficult or costly to liquidate. In addition, the Fund’s access to collateral may be limited by bankruptcy or other insolvency laws. Further, certain floating rate and other loans may not be fully collateralized and may decline in value.
Inflation Risk. Inflation risk is the uncertainty over the future real value (after inflation) of an investment. Inflation rates may change frequently and drastically as a result of various factors, including unexpected shifts in the domestic or global economy, and the Fund’s investments may not keep pace with inflation, which may result in losses to Fund investors.
Inflation-Protected Securities Risk. Inflation-protected debt securities tend to react to changes in real interest rates. Real interest rates can be described as nominal interest rates minus the expected impact of inflation. In general, the price of an inflation-protected debt security falls when real interest rates rise, and rises when real interest rates fall. Interest payments on inflation-protected debt securities will vary as the principal and/or interest is adjusted for inflation and may be more volatile than
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interest paid on ordinary bonds. In periods of deflation, the Fund may have no income at all from such investments. Income earned by a shareholder depends on the amount of principal invested, and that principal will not grow with inflation unless the shareholder reinvests the portion of Fund distributions that comes from inflation adjustments.
Interest Rate Risk. Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if interest rates rise, the values of loans and other debt instruments tend to fall, and if interest rates fall, the values of loans and other debt instruments tend to rise. Changes in the value of a debt instrument usually will not affect the amount of income the Fund receives from it but will generally affect the value of your investment in the Fund. Changes in interest rates may also affect the liquidity of the Fund’s investments in debt instruments. In general, the longer the maturity or duration of a debt instrument, the greater its sensitivity to changes in interest rates. For example, a three-year duration means a bond is expected to decrease in value by 3% if interest rates rise 1% and increase in value by 3% if interest rates fall 1%. Interest rate declines also may increase prepayments of debt obligations, which, in turn, would increase prepayment risk (the risk that the Fund will have to reinvest the money received in securities that have lower yields). The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Higher periods of inflation could lead such authorities to raise interest rates. Such actions may negatively affect the value of debt instruments held by the Fund, resulting in a negative impact on the Fund's performance and NAV. Debt instruments with floating coupon rates are typically less sensitive to interest rate changes, but these debt instruments may decline in value if their coupon rates do not rise as much as, or keep pace with, yields on such types of debt instruments. Because rates on certain floating rate loans and other debt instruments reset only periodically, changes in interest rates (and particularly sudden and significant changes) can be expected to cause fluctuations in the Fund’s NAV. Any interest rate increases could cause the value of the Fund’s investments in debt instruments to decrease. Rising interest rates may prompt redemptions from the Fund, which may force the Fund to sell investments at a time when it is not advantageous to do so, which could result in losses.
Investing in Other Funds Risk. The Fund’s investment in other funds (affiliated and/or unaffiliated funds, including exchange-traded funds (ETFs)) subjects the Fund to the investment performance (positive or negative) and risks of the underlying funds in direct proportion to the Fund’s investment therein. In addition, investments in ETFs have unique characteristics, including, but not limited to, the expense structure and additional expenses associated with investing in ETFs. The performance of the underlying funds could be adversely affected if other investors in the same underlying funds make relatively large investments or redemptions in such underlying funds. The Fund, and its shareholders, indirectly bear a portion of the expenses of any funds in which the Fund invests. Due to the expenses and costs of an underlying fund being shared by its investors, redemptions by other investors in the underlying funds could result in decreased economies of scale and increased operating expenses for such underlying fund. These transactions might also result in higher brokerage, tax or other costs for the underlying funds. This risk may be particularly important when one investor owns a substantial portion of the underlying funds. The Investment Manager has a conflict of interest in selecting affiliated underlying funds over unaffiliated underlying funds because it receives management fees from affiliated underlying funds, and it has a conflict in selecting among affiliated underlying funds, because the fees paid to it by certain affiliated underlying funds are higher than the fees paid by other affiliated underlying funds. Also, to the extent that the Fund is constrained/restricted from investing (or investing further) in a particular underlying fund for one or more reasons (e.g., underlying fund capacity constraints or regulatory restrictions) or if the Fund chooses to sell its investment in an underlying fund because of poor investment performance or for other reasons, the Fund may have to invest in other underlying funds, including less desirable funds – from a strategy or investment performance standpoint – which could have a negative impact on Fund performance. In addition, Fund performance could be negatively impacted if an appropriate alternate underlying fund is not identified in a timely manner or at all.
IPO Risk. IPOs are subject to many of the same risks as investing in companies with smaller market capitalizations. To the extent the Fund determines to invest in IPOs, it may not be able to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an IPO are available to the Fund. The investment performance of the Fund during periods when it is unable to invest significantly or at all in IPOs may be lower than during periods when the Fund is able to do so. In addition, as the Fund increases in size, the impact of IPOs on the Fund’s performance will generally decrease.
Issuer Risk. An issuer in which the Fund invests or to which it has exposure may perform poorly or below expectations, and the value of its loans or securities may therefore decline, which may negatively affect the Fund’s performance. Underperformance of an issuer may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, natural disasters, military confrontations and actions, war, other conflicts, terrorism, disease/virus outbreaks, epidemics or other events, conditions and factors which may impair the value of your investment in the Fund.
Statement of Additional Information – May 1, 2026

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Large-Cap Stock Risk. Investments in larger, more established companies (larger companies) may involve certain risks associated with their larger size. For instance, larger companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to achieve as high growth rates as successful smaller companies, especially during extended periods of economic expansion.
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Small- and Mid-Cap Stock Risk. Securities of small- and mid-cap companies can, in certain circumstances, have a higher potential for gains than securities of larger companies but are more likely to have more risk than larger companies. For example, small- and mid-cap companies may be more vulnerable to market downturns and adverse business or economic events than larger companies because they may have more limited financial resources and business operations. Small- and mid-cap companies are also more likely than larger companies to have more limited product lines and operating histories and to depend on smaller and generally less experienced management teams. Securities of small- and mid-cap companies may trade less frequently and in smaller volumes and may be less liquid and fluctuate more sharply in value than securities of larger companies. When the Fund takes significant positions in small- and mid-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in Fund investment losses that would affect the value of your investment in the Fund. In addition, some small- and mid-cap companies may not be widely followed by the investment community, which can lower the demand for their stocks.
Large Purchases and Redemptions of Fund Shares Risk. The timing and magnitude of Fund share purchases and redemptions, including by large Fund shareholders transacting in large amounts of Fund shares, could prevent the Fund from being fully invested, or require the Fund to sell portfolio securities at unfavorable prices or hold ready reserves of uninvested cash in amounts larger than might otherwise be the case to meet shareholder redemptions. Thus, large Fund share purchases and redemptions could adversely impact the Fund’s performance. Such Fund share activity may also increase the Fund’s transaction costs, which would also detract from Fund performance, while also having potentially negative tax consequences for investors. The Fund, because of a large redemption, may be forced to sell its liquid or more liquid positions, resulting in the Fund holding a higher percentage of less liquid or illiquid securities (i.e., investments that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the instrument). Because the expenses and costs of the Fund are shared by its investors, large redemptions in the Fund could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders. In addition, in the event of a Fund proxy proposal, one or more large investor(s) could dictate with its/their vote the results of the proposal, which may have a less favorable impact on minority-stake shareholders. Please see the information in the Control Persons and Principal Holders of Securities – Principal Shareholders and Control Persons section of this SAI for information about each person who owns of record or is known by the Trust to own 25% or more of the Fund’s outstanding shares as of the date indicated. The amount indicated can fluctuate. To the extent that any of these large investors in the Funds (or their underlying holders) seek to redeem Fund shares, the Fund is subject to this risk at a heightened level.
Leverage Risk. Leverage occurs when the Fund increases its assets available for investment using borrowings, short sales, derivatives, or similar instruments or techniques. Use of leverage can produce volatility and may exaggerate changes in the Fund’s NAV and in the return on the Fund’s portfolio, which may increase the risk that the Fund will lose more than it has invested. The use of leverage may cause the Fund to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet any applicable regulatory limits. Futures contracts, options on futures contracts, forward contracts and other derivatives can allow the Fund to obtain large investment exposures in return for meeting relatively small margin requirements. As a result, investments in those transactions may be highly leveraged. If the Fund uses leverage, through the purchase of particular instruments such as derivatives, the Fund may experience capital losses that exceed the net assets of the Fund. Because short sales involve borrowing securities and then selling them, the Fund’s short sales effectively leverage the Fund’s assets. The Fund’s assets that are used as collateral to secure the Fund’s obligations to return the securities sold short may decrease in value while the short positions are outstanding, which may force the Fund to use its other assets to increase the collateral. Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund's volatility and risk of loss. There can be no guarantee that a leveraging strategy will be successful.
Liquidity Risk. Liquidity risk is the risk associated with any event, circumstance, or characteristic of an investment or market that negatively impacts the Fund’s ability to sell, or realize the proceeds from the sale of, an investment at a desirable time or price. Liquidity risk may arise because of, for example, a lack of marketability of the investment. Decreases in the number of financial institutions, including banks and broker-dealers willing to make markets (match up sellers and buyers) in the Fund’s investments or decreases in their capacity or willingness to trade such investments may increase the Fund’s exposure to this risk. The debt market has experienced considerable growth, and financial institutions making markets in instruments purchased and sold by the Fund (e.g., bond dealers) have been subject to increased regulation. The impact of that growth and regulation on the ability and willingness of financial institutions to engage in trading or “making a market” in such instruments remains unsettled. As a result, the Fund, when seeking to sell its portfolio investments, could find that selling is more difficult than anticipated,
Statement of Additional Information – May 1, 2026

especially during times of high market volatility. Market participants attempting to sell the same or a similar instrument at the same time as the Fund could exacerbate the Fund’s exposure to liquidity risk. The Fund may have to accept a lower selling price for the holding, sell other investments that it might otherwise prefer to hold, or forego another more appealing investment opportunity. The liquidity of Fund investments may change significantly over time and certain investments that were liquid when purchased by the Fund may later become illiquid, particularly in times of overall economic distress. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may also adversely affect the liquidity and the price of the Fund's investments. Certain types of investments, such as structured notes and non-investment grade debt instruments, as an example, may be especially subject to liquidity risk. Floating rate loans also generally are subject to legal or contractual restrictions on resale and may trade infrequently on the secondary market. The value of the loan to the Fund may be impaired in the event that the Fund needs to liquidate such loans. The inability to purchase or sell floating rate loans and other debt instruments at a fair price may have a negative impact on the Fund’s performance. Securities or other assets in which the Fund invests may be traded in the over-the-counter market rather than on an exchange and therefore may be more difficult to purchase or sell at a fair price. Judgment plays a larger role in valuing illiquid or less liquid investments as compared to valuing liquid or more liquid investments. Price volatility may be higher for illiquid or less liquid investments as a result of, for example, the relatively less frequent pricing of such securities (as compared to liquid or more liquid investments). Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. Overall market liquidity and other factors can lead to an increase in Fund redemptions, which may negatively impact Fund performance and NAV, including, for example, if the Fund is forced to sell investments in a down market.
Governments and their regulatory agencies and self-regulatory organizations may take actions that affect the regulation of the instruments in which the Fund invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund or the Investment Manager or any Fund subadviser, as the case may be, are regulated or supervised. Such legislation or regulation could affect or preclude a Fund’s ability to achieve its investment objective.
Governments and their regulatory agencies and self-regulatory organizations may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets are unclear, and such a program may have positive or negative effects on the liquidity, valuation and performance of a Fund’s portfolio holdings. Furthermore, volatile financial markets can expose the Funds to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Funds.
While the Investment Manager and any subadvisers can endeavor to take various preventative measures to address liquidity risk, including conducting periodic portfolio risk analysis/management and stress-testing, such measures may not be successful and may not have fully accounted for the specific circumstances that ultimately impact a Fund and its holdings.
Listed Private Equity Fund Investment Risk. Private equity funds include financial institutions or vehicles whose principal business is to invest in and lend capital to privately held companies. The Fund is subject to the underlying risks that affect private equity funds in which it invests, which may include increased liquidity risk (the risk that it may not be possible for the Fund to liquidate the instrument at an advantageous time or price), pricing risk (the risk that the investment may be difficult to value), sector risk (the risk that a significant portion of Fund assets invested in one or more economic sectors may make the Fund more vulnerable to unfavorable developments in that sector than funds that invest more broadly) and credit risk (the risk that the issuer of a debt instrument will default or otherwise become unable, or be perceived to be unable or unwilling, to honor a financial obligation, such as making payments to the Fund when due). Limited or incomplete information about the companies in which private equity funds invest, and relatively concentrated investment portfolios of private equity funds, may expose the Fund to greater volatility and risk of loss. Fund investment in private equity funds subjects Fund shareholders indirectly to the fees and expenses incurred by private equity funds.
Loan Assignment/Loan Participation Risk. If a bank loan is acquired through an assignment, the Fund may not be able to unilaterally enforce all rights and remedies under the loan and with regard to any associated collateral. If a bank loan is acquired through a participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement, and the Fund may not benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will be exposed to the credit risk of both the borrower and the institution selling the participation.
Loan Interests Risk. Loan interests may not be considered “securities,” and purchasers, such as the Fund, therefore may not be entitled to rely on the anti-fraud protections of the federal securities laws. Loan interests generally are subject to restrictions on transfer, and the Fund may be unable to sell loan interests at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Accordingly, loan interests may at times be illiquid. Loan interests may be difficult to value and typically have extended settlement periods (generally greater than 7 days). This exposes the Fund to the risk that the receipt of principal and interest payments may be late due to delayed interest settlement. Extended settlement periods during significant Fund redemption activity could potentially cause increased short-term
Statement of Additional Information – May 1, 2026

liquidity demands on the Fund. As a result, the Fund may be forced to sell investments at unfavorable prices, or borrow money or effect short settlements where possible (at a cost to the Fund), in an effort to generate sufficient cash to pay redeeming shareholders. The Fund’s actions in this regard may not be successful. Interests in loans created to finance highly leveraged companies or transactions, such as corporate acquisitions, may be especially vulnerable to adverse changes in economic or market conditions.
Interests in secured loans have the benefit of collateral and, typically, of restrictive covenants limiting the ability of the borrower to further encumber its assets, although many covenants may be waived or modified with the consent of a certain percentage of the holders of the loans even if the Fund does not consent. There is a risk that the value of any collateral securing a loan in which the Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In most loan agreements there is no formal requirement to pledge additional collateral. In the event the borrower defaults, the Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Further, there is a risk that a court could take action with respect to a loan that is adverse to the holders of the loan, including the Fund. Such actions may include invalidating the loan, the lien on the collateral, the priority status of the loan, or ordering the refund of interest previously paid by the borrower. Any such actions by a court could adversely affect the Fund’s performance. A default or expected default of a loan could also make it difficult for the Fund to sell the loan at a price approximating the value previously placed on it. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel. This may increase the Fund’s operating expenses and adversely affect its NAV. Loans that have a lower priority for repayment in an issuer’s capital structure may involve a higher degree of overall risk than more senior loans of the same borrower. In the event of a default, second lien secured loans will generally be paid only if the value of the collateral exceeds the amount of the borrower’s obligations to the first lien secured lenders. The remaining collateral may not be sufficient to cover the full amount owed on the loan in which the Fund has an interest. In addition, if a secured loan is foreclosed, the Fund would likely bear the costs and liabilities associated with owning and disposing of the collateral. The collateral may be difficult to sell and the Fund would bear the risk that the collateral may decline in value while the Fund is holding it. From time to time, disagreements may arise amongst the holders of loans and debt in the capital structure of an issuer, which may give rise to litigation risks, including the risk that a court could take action adverse to the holders of the loan, which could negatively impact the Fund’s performance.
The Fund may acquire a loan interest by obtaining an assignment of all or a portion of the interests in a particular loan that are held by an original lender or a prior assignee. As an assignee, the Fund will usually succeed to all rights and obligations of its assignor with respect to the portion of the loan that is being assigned. However, the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the original lenders or the assignor. Alternatively, the Fund may acquire a participation interest in a loan that is held by another party. When the Fund’s loan interest is a participation, the Fund may have less control over the exercise of remedies than the party selling the participation interest, and the Fund normally would not have any direct rights against the borrower. As a participant, the Fund would also be subject to the risk that the party selling the participation interest would not remit the Fund’s pro rata share of loan payments to the Fund. It may also be difficult for the Fund to obtain an accurate picture of a lending bank’s financial condition.
Macro Strategy Risk. The profitability of any macro program depends primarily on the ability of its manager to predict derivative contract price movements to implement investment ideas regarding macroeconomic trends. Price movements for commodity interests are influenced by, among other things: changes in interest rates; governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies; weather and climate conditions; natural disasters, such as hurricanes; changing supply and demand relationships; changes in balances of payments and trade; U.S. and international rates of inflation and deflation; currency devaluations and revaluations; U.S. and international political and economic events; and changes in philosophies and emotions of market participants. The trading methods used by the portfolio managers may not take all of these factors into account.
The global macro programs to which the Fund’s investments are exposed typically use derivative financial instruments that are actively traded using a variety of strategies and investment techniques that involve significant risks. The derivative financial instruments traded include commodities, currencies, futures, options and forward contracts and other derivative instruments that have inherent leverage and price volatility that result in greater risk than instruments used within different or other strategies, and the systematic programs used to trade them may rely on proprietary investment strategies that are not fully disclosed, which may in turn result in risks that are not anticipated.
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions
Statement of Additional Information – May 1, 2026

and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions. In addition, as the share of assets invested in passive index-based strategies increases, price correlations among the securities included in an index may increase and the market value of securities, including those included in one or more market indices, may become less correlated with their underlying values. Because index-based strategies generally buy or sell securities based solely on their inclusion in an index, securities prices may rise or fall based on whether money is flowing into or out of these strategies rather than based on an analysis of the securities’ underlying values. This valuation disparity could lead to increased price volatility for individual securities, and the market as a whole, which may result in Fund losses.
In March 2023, a number of U.S. domestic banks and foreign banks experienced financial difficulties and, in some cases, failures. There can be no certainty that the actions taken by banking regulators to limit the effect of those difficulties and failures on other banks or other financial institutions or on the U.S. or foreign economies generally will be effective. It is possible that more banks or other financial institutions will experience financial difficulties or fail, which may affect adversely other U.S. or foreign financial institutions and economies. Other adverse developments that affect financial institutions or the financial services industry generally, or concerns or rumors about any such developments, may reduce liquidity in the market generally or have other adverse effects on an economy, a Fund or issuers in which the Fund invests.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. In addition, the Iranian conflict that commenced in February 2026 may result in similar, and potentially more severe, disruptions. Escalation of hostilities in the Middle East region could disrupt energy production or transportation, including through key shipping routes, which may lead to increased volatility in energy and other commodity prices. The extent and duration of these conflicts are impossible to predict but could continue to be significant. Market disruption caused by these conflicts, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, and limited access to investments in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
The pandemic caused by coronavirus disease 2019 and its variants (COVID-19) has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in less developed countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objective. Any such events could have a significant adverse impact on the value and risk profile of the Fund.
Master Limited Partnership Risk. Investments in securities (units) of master limited partnerships involve risks that differ from an investment in common stock. Holders of these units have more limited rights to vote on matters affecting the partnership. These units may be subject to cash flow and dilution risks. There are also certain tax risks associated with such an investment. In particular, the Fund’s investment in master limited partnerships can be limited by the Fund’s intention to qualify as a regulated investment company for U.S. federal income tax purposes, and can limit the Fund’s ability to so qualify. In addition, conflicts of interest may exist between common unit holders, subordinated unit holders and the general partner of a master limited partnership, including a conflict arising as a result of incentive distribution payments. In addition, there are risks related to the general partner’s right to require unit holders to sell their common units at an undesirable time or price.
Money Market Fund Investment Risk. An investment in a money market fund is not a bank deposit and is not insured or guaranteed by any bank, the FDIC or any other government agency. Certain money market funds float their NAV while others seek to preserve the value of investments at a stable NAV (typically $1.00 per share). An investment in a money market fund,
Statement of Additional Information – May 1, 2026

even an investment in a fund seeking to maintain a stable NAV per share, is not guaranteed and it is possible for the Fund to lose money by investing in these and other types of money market funds. Certain money market funds (including the Fund’s cash sweep vehicle) must impose a mandatory liquidity fee on redemptions if daily net redemptions exceed 5% of their net assets and certain money market funds (including the Fund’s cash sweep vehicle) may impose a discretionary liquidity fee of up to 2% on redemptions if that fee is determined to be in the best interests of the money market fund. The amount of any mandatory liquidity fee will represent a good faith estimate of the costs of liquidating a pro rata portion of each of the money market fund’s portfolio holdings to meet the redemptions, or 1% of the value of the shares redeemed if such an amount cannot be estimated. Such fees, if imposed, will reduce the amount the Fund receives on redemptions. In addition to the fees and expenses that the Fund directly bears, the Fund indirectly bears the fees and expenses of any money market funds in which it invests, including affiliated money market funds. By investing in a money market fund, the Fund will be exposed to the investment risks of the money market fund in direct proportion to such investment. The money market fund may not achieve its investment objective. The Fund, through its investment in the money market fund, may not achieve its investment objective. To the extent the Fund invests in instruments such as derivatives, the Fund may hold investments, which may be significant, in money market fund shares to cover its obligations resulting from the Fund's investments in such instruments. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Because a decision to impose or not impose discretionary liquidity fees on an affiliated money market fund may negatively impact any Funds that invest in it, all to which the Investment Manager and Board may also owe a fiduciary duty, any recommendation by the Investment Manager or decision by the Board, or the Investment Manager as its delegate, with respect to such fees on the affiliated money market fund may present conflicts of interest to the Investment Manager and the Board. The Investment Manager or the Board of the affiliated money market fund, for example, could be conflicted by a determination to not impose such fees at a time when, if implemented, the other Columbia Funds could potentially experience negative impacts, while not imposing such fees could potentially result in a negative impact to the affiliated money market fund. Any decisions by the Board, or the Investment Manager as its delegate, to favor such fees could result in reduced or limited investments in the affiliated money market fund by the other Columbia Funds, which may lead to increased affiliated money market fund expenses (which would be borne by the remaining Fund investors).
If a liquidity fee is imposed, an investing Columbia Fund may have to sell other investments at less than opportune times rather than using the cash invested in the money market fund or pay an overdraft fee or other expense to meet shareholder redemptions. The Investment Manager, as a result of any such fees on an affiliated money market fund (or the potential imposition thereof, recognizing that the Investment Manager will be aware of the affiliated money market fund’s liquid assets position), may determine to not invest the other Columbia Funds’ assets in the affiliated money market fund, and potentially be forced to invest in more expensive, lower-performing investments.
Money Market Fund Risk. Although government money market funds (such as VP – Government Money Market Fund) may seek to preserve the value of your investment at $1.00 per share, the NAVs of such money market fund shares can fall, and in infrequent cases in the past have fallen, below $1.00 per share, potentially causing shareholders who redeem their shares at such NAVs to lose money from their original investment.
At times of (i) significant redemption activity by shareholders, including, for example, when a single investor or a few large investors make a significant redemption of Fund shares, (ii) insufficient levels of cash in the Fund's portfolio to satisfy redemption activity, and (iii) disruption in the normal operation of the markets in which the Fund buys and sells portfolio securities, the Fund could be forced to sell portfolio securities at unfavorable prices in order to generate sufficient cash to pay redeeming shareholders. Sales of portfolio securities at such times could result in losses to the Fund and cause the NAV of Fund shares to fall below $1.00 per share. Additionally, in some cases, the default of a single portfolio security could cause the NAV of Fund shares to fall below $1.00 per share. In addition, neither the Investment Manager nor any of its affiliates has a legal obligation to provide financial support to the Fund, and you should not expect that they or any person will provide financial support to the Fund at any time. The Fund may suspend redemptions or the payment of redemption proceeds when permitted by applicable regulations.
It is possible that, during periods of low prevailing interest rates or otherwise, the income from portfolio securities may be less than the amount needed to pay ongoing Fund operating expenses and may prevent payment of any dividends or distributions to Fund shareholders or cause the NAV of Fund shares to fall below $1.00 per share. In such cases, the Fund may reduce or eliminate the payment of such dividends or distributions or seek to reduce certain of its operating expenses. There is no guarantee that such actions would enable the Fund to maintain a constant NAV of $1.00 per share.
Mortgage- and Other Asset-Backed Securities Risk. The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations and collateralized loan obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the
Statement of Additional Information – May 1, 2026

originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market's assessment of the quality of underlying assets. Mortgage-backed securities represent interests in, or are backed by, pools of mortgages from which payments of interest and principal (net of fees paid to the issuer or guarantor of the securities) are distributed to the holders of the mortgage-backed securities. Other types of asset-backed securities typically represent interests in, or are backed by, pools of receivables such as credit, automobile, student and home equity loans. Mortgage- and other asset-backed securities can have a fixed or an adjustable rate. Mortgage- and other asset-backed securities are subject to liquidity risk (the risk that it may not be possible for the Fund to liquidate the instrument at an advantageous time or price) and prepayment risk (the risk that the underlying mortgage or other asset may be refinanced or prepaid prior to maturity during periods of declining or low interest rates, causing the Fund to have to reinvest the money received in securities that have lower yields). In addition, the impact of prepayments on the value of mortgage- and other asset-backed securities may be difficult to predict and may result in greater volatility. A decline or flattening of housing values may cause delinquencies in mortgages underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making them more volatile and more sensitive to changes in interest rates. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed (i) by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or (ii) by its agencies, authorities, enterprises or instrumentalities (in the case of securities guaranteed by the Federal National Mortgage Association (FNMA) or the Federal Home Loan Mortgage Corporation (FHLMC)), which are not insured or guaranteed by the U.S. Government (although FNMA and FHLMC may be able to access capital from the U.S. Treasury to meet their obligations under such securities). Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various credit enhancements, such as pool insurance, guarantees issued by governmental entities, letters of credit from a bank or senior/subordinated structures, and may entail greater risk than obligations guaranteed by the U.S. Government, whether or not such obligations are guaranteed by the private issuer. Under the direction of the Federal Housing Finance Agency, FNMA and FHLMC have entered into a joint initiative to develop a common securitization platform for the issuance of a uniform mortgage-backed security (the Single Security Initiative) that aligns the characteristics of FNMA and FHLMC certificates. The Single Security Initiative was implemented in June 2019, and the effects it may have on the market for mortgage-backed securities are uncertain.
Multi-Strategy Risk. The multi-strategy approach employed by the Fund involves special risks, which include the risk that investment decisions, at the Fund or the underlying fund level, may conflict with each other; for example, at any particular time, one manager may be purchasing shares of an issuer whose shares are being sold by another manager. Consequently, the Fund could indirectly incur transaction costs without accomplishing any net investment result. Also, managers may use proprietary or licensed investment strategies that are based on considerations and factors that are not fully disclosed to the Fund or other investors.
Moreover, consistent with the Fund’s investment objectives, these proprietary or licensed investment strategies, which may include quantitative mathematical models or systems, may be changed or refined over time. A manager (or the licensor of the strategies used by the manager) may make certain changes to the strategies the manager has previously used, may not use such strategies at all (or the manager’s license may be revoked), or may use additional strategies, where such changes or discretionary decisions, and the reasons for such changes or decisions, are also not disclosed to the Fund or other investors. These strategies may involve risks under some market conditions that are not anticipated by the Investment Manager or the Fund.
Municipal Securities Risk. Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. General obligation bonds are backed by an issuer's taxing authority and may be vulnerable to limits on a government's power or ability to raise revenue or increase taxes. They may also depend for payment on legislative appropriation and/or funding or other support from other governmental bodies. Revenue obligations are payable from revenues generated by a particular project or other revenue source, and are typically subject to greater risk of default than general obligation bonds because investors can look only to the revenue generated by the project or other revenue source backing the project, rather than to the general taxing authority of the state or local government issuer of the obligations. Because many
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municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market. The amount of publicly available information for municipal issuers is generally less than for corporate issuers.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which, in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s Form N-CSR shows the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Opportunistic Investing Risk. Undervalued securities involve the risk that they may never reach their expected full market value, either because the market fails to recognize the security's intrinsic worth or the expected value was misgauged. Securities that are believed to be undervalued by the portfolio managers may decline in price. Turnaround companies may never improve their fundamentals, may take much longer than expected to improve, or may improve much less than expected. Development stage companies could fail to develop and deplete their assets, resulting in large percentage losses.
Preferred Stock Risk. Preferred stock is a type of stock that may pay dividends at a different rate than common stock of the same issuer, if at all, and that has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock does not ordinarily carry voting rights. The price of a preferred stock is generally determined by earnings, type of products or services, projected growth rates, experience of management, liquidity, and general market conditions of the markets on which the stock trades. The most significant risks associated with investments in preferred stock include issuer risk, market risk and interest rate risk (the risk of losses attributable to changes in interest rates).
Prepayment and Extension Risk. Prepayment and extension risk is the risk that a loan, bond or other security or investment might, in the case of prepayment risk, be called or otherwise converted, prepaid or redeemed before maturity and, in the case of extension risk, that the investment might not be called as expected. In the case of prepayment risk, if the investment is converted, prepaid or redeemed before maturity, the portfolio managers may not be able to invest the proceeds in other investments providing as high a level of income, resulting in a reduced yield to the Fund. As interest rates decrease or spreads narrow on such investments, the likelihood of prepayment increases. Conversely, extension risk is the risk that an unexpected rise in interest rates will extend the life of an investment beyond the prepayment time. If the Fund's investments are locked in at a lower interest rate for a longer period of time, the portfolio managers may be unable to capitalize on investments with higher interest rates or wider spreads.
Private Investments in Public Equity (PIPEs) Risk. PIPEs are equity securities purchased in a private placement that are issued by issuers who have outstanding, publicly traded equity securities of the same class. Shares in PIPEs are not registered with the SEC and may not be sold unless registered with the SEC or pursuant to an exemption from registration. This restricted period can last many months. Until the public registration process is completed, the resale of the PIPE shares is restricted and the Fund may sell the shares after six months, with certain restrictions, if the Fund is not an affiliate of the issuer (under relevant securities law, a holder of restricted shares may sell the shares after 6 months if the holder is not affiliated to the issuer). Generally, such restrictions cause the PIPEs to be illiquid during this time. If the issuer does not agree to register the PIPE shares, the shares will remain restricted, not be freely tradable and may only be sold pursuant to an exemption from registration. Even if the PIPE shares are registered for resale, there is no assurance that the registration will be in effect at the time the Fund elects to sell the shares.
Qualified Financial Contracts Risk. Qualified financial contracts include agreements relating to swaps, currency forwards and other derivatives as well as repurchase agreements and securities lending agreements. Regulations adopted by prudential regulators require certain qualified financial contracts entered into with certain counterparties that are part of a U.S. or foreign banking organization designated as a global-systemically important banking organization to include contractual provisions that delay or restrict the rights of counterparties, such as the Funds, to exercise certain close-out, cross-default and similar rights under certain conditions. Qualified financial contracts are subject to a stay for a specified time period during which counterparties, such as the Funds, will be prevented from closing out a qualified financial contract if the counterparty is subject to resolution proceedings and prohibit the Funds from exercising default rights due to a receivership or similar proceeding of an affiliate of the counterparty. Implementation of these requirements may increase credit and other risks to the Funds.
Quantitative Models Risk. Any quantitative models used by the Fund may not effectively identify purchases and sales of Fund investments and may cause the Fund to underperform other investment strategies for short or long periods of time. Performance will depend upon the quality and accuracy of the assumptions, theories and framework upon which a quantitative model is based. The success of a quantitative model will depend upon its accurate reflection of market conditions, with proper adjustments as market conditions change over time. Adjustments, or lack of adjustments, to the quantitative model, including as conditions
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change, as well as any errors or imperfections in the quantitative model, could adversely affect Fund performance. The performance of a quantitative model depends upon the quality of its design and effective execution under actual market conditions. Even a well-designed quantitative model cannot be expected to perform well in all market conditions or across all time intervals. Quantitative models may underperform in certain market environments including stressed or volatile market conditions. Effective execution may depend, in part, upon subjective selection and application of factors and data inputs used by the quantitative model. Discretion may be used by the portfolio management team when determining the data collected and incorporated into a quantitative model. Shareholders should be aware that there is no guarantee that any specific data or type of data can or will be used in a quantitative model. The portfolio management team may also use discretion when interpreting and applying the results of a quantitative model, including emphasizing, discounting or disregarding its outputs. It is not possible or practicable for a quantitative model to factor in all relevant, available data. There is no guarantee that the data actually utilized in a quantitative model will be the most accurate data available or be free from errors. There can be no assurance that the use of any quantitative models will enable the Fund to achieve its objective.
Real Estate-Related Investment Risk. Investments in real estate investment trusts (REITs) and in securities of other companies (wherever organized) principally engaged in the real estate industry subject the Fund to, among other things, risks similar to those of direct investments in real estate and the real estate industry in general. These include risks related to general and local economic conditions, possible lack of availability of financing and changes in interest rates or property values. REITs are entities that either own properties or make construction or mortgage loans, and also may include operating or finance companies. The value of interests in a REIT may be affected by, among other factors, changes in the value of the underlying properties owned by the REIT, changes in the prospect for earnings and/or cash flow growth of the REIT itself, defaults by borrowers or tenants, market saturation, decreases in market rates for rents, and other economic, political, or regulatory matters affecting the real estate industry, including REITs. REITs and similar non-U.S. entities depend upon specialized management skills, may have limited financial resources, may have less trading volume in their securities, and may be subject to more abrupt or erratic price movements than the overall securities markets. In a rising interest rate environment, the stock prices of real estate-related investments may decline and the borrowing costs of these companies may increase. REITs are also subject to the risk of failing to qualify for favorable tax treatment under the Internal Revenue Code of 1986, as amended. The failure of a REIT to continue to qualify as a REIT for tax purposes can materially and adversely affect its value. Some REITs (especially mortgage REITs) are affected by risks similar to those associated with investments in debt securities including changes in interest rates and the quality of credit extended.
Regulatory Risk — Alternative Investments. Legal, tax, and regulatory developments may adversely affect the Fund and its investments. The regulatory environment for the Fund and certain of its investments is evolving, and changes in the regulation of investment funds, their managers, and their trading activities and capital markets, or a regulator’s disagreement with the Fund’s or others’ interpretation of the application of certain regulations, may adversely affect the ability of the Fund to pursue its investment strategy, its ability to obtain leverage and financing, and the value of investments held by the Fund. There has been an increase in governmental, as well as self-regulatory, scrutiny of the investment industry in general and the alternative investment industry in particular. It is impossible to predict what, if any, changes in regulations may occur, but any regulation that restricts the ability of the Fund or any underlying funds or other investments to trade in securities or other instruments or the ability of the Fund or underlying funds to employ, or brokers and other counterparties to extend, credit in their trading (as well as other regulatory changes that result) could have a material adverse impact on the Fund’s performance.
The Fund’s business is dynamic and is expected to change over time. Therefore, the Fund and its underlying investments may be subject to new or additional regulatory constraints in the future. Such regulations may have a significant impact on shareholders or the operations of the Fund, including, without limitation, restricting the types of investments the Fund may make, preventing the Fund from exercising its voting rights with regard to certain financial instruments, requiring the Fund to disclose the identity of its investors or otherwise. To the extent the Fund or its underlying investments are subject to such regulation, such regulations may have a detrimental effect on one or more shareholders. Prospective investors are encouraged to consult their own advisors regarding an investment in the Fund.
Regulatory Risk — Money Market Funds. Money market funds and the securities they invest in are subject to comprehensive regulations. The enactment of new legislation or regulations, as well as changes in interpretation and enforcement of current laws, may affect the manner of operation, performance and/or yield of money market funds.
Regulatory Risk – U.S. Banking Law. Ameriprise Financial, Inc. is a savings and loan holding association and has elected to be treated as a financial holding company subject to ongoing supervision by the Board of Governors for the Federal Reserve System as well as applicable U.S. federal banking laws, including the Home Owners’ Loan Act and certain parts of the Bank Holding Company Act, including Section 13 thereof (commonly referred to as the Volcker Rule). These laws impose limits on the amount and duration of any proprietary capital held in the Fund by the Investment Manager, Ameriprise Financial, Inc. or certain of their controlled affiliates or products and/or require certain limits on the Fund’s portfolio investments and/or trading
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restrictions. If the Investment Manager and/or its affiliates is required to reduce their ownership interests in the Fund or the Fund’s Board liquidates the Fund, it may result in losses, increased transaction costs and adverse tax consequences for the Fund, each of which may adversely affect the value of your investment in the Fund.
Reinvestment Risk. Reinvestment risk arises when the Fund is unable to reinvest income or principal at the same or at least the same return it is currently earning.
Repurchase Agreements Risk. Repurchase agreements are agreements in which the seller of a security to the Fund agrees to repurchase that security from the Fund at a mutually agreed upon price and time. Repurchase agreements carry the risk that the counterparty may not fulfill its obligations under the agreement. This could cause the Fund's income and the value of your investment in the Fund to decline.
Reverse Repurchase Agreements Risk. Reverse repurchase agreements are agreements in which a Fund sells a security to a counterparty, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at a mutually agreed upon price and time. Reverse repurchase agreements carry the risk that the market value of the security sold by the Fund may decline below the price at which the Fund must repurchase the security. Reverse repurchase agreements also may be viewed as a form of borrowing, and borrowed assets used for investment creates leverage risk (the risk that losses may be greater than the amount invested). Leverage can create an interest expense that may lower the Fund's overall returns. Leverage presents the opportunity for increased net income and capital gains, but may also exaggerate the Fund’s volatility and risk of loss. There can be no guarantee that this strategy will be successful.
Rule 144A and Other Exempted Securities Risk. The Fund may invest in privately placed and other securities or instruments exempt from SEC registration (collectively “private placements”), subject to certain regulatory restrictions. In the U.S. market, private placements are typically sold only to qualified institutional buyers, or qualified purchasers, as applicable. An insufficient number of buyers interested in purchasing private placements at a particular time could adversely affect the marketability of such investments and the Fund might be unable to dispose of them promptly or at reasonable prices, subjecting the Fund to liquidity risk (the risk that it may not be possible for the Fund to liquidate the instrument at an advantageous time or price). The Fund’s holdings of private placements may increase the level of Fund illiquidity if eligible buyers are unable or unwilling to purchase them at a particular time. The Fund may also have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Additionally, the purchase price and subsequent valuation of private placements typically reflect a discount, which may be significant, from the market price of comparable securities for which a more liquid market exists. Issuers of Rule 144A eligible securities are required to furnish information to potential investors upon request. However, the required disclosure is much less extensive than that required of public companies and is not publicly available since the offering information is not filed with the SEC. Further, issuers of Rule 144A eligible securities can require recipients of the offering information (such as the Fund) to agree contractually to keep the information confidential, which could also adversely affect the Fund’s ability to dispose of the security.
Sector Risk. At times, the Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within one or more economic sectors. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund vulnerable to unfavorable developments in that group of industries or economic sector.
Sector Risk — Consumer Discretionary/Staples Sector Investments. To the extent a Fund concentrates its investments in companies in the consumer discretionary and staples sectors, it is vulnerable to the particular risks that may affect companies in those sectors. Companies in the consumer discretionary and staples sectors are subject to certain risks, including fluctuations in the performance of the overall domestic and international economies, interest rate changes, currency exchange rates, increased competition and consumer confidence. Performance of such companies may be affected by factors including reduced disposable household income, reduced consumer spending, and changing demographics and consumer tastes. Companies in these sectors may be subject to competitive forces (including competition brought by an influx of foreign brands), which may also have an adverse impact on their profitability. These sectors may be strongly affected by fads, marketing campaigns, changes in demographics and consumer preferences, and other economic or social factors affecting consumer demand. Governmental regulation, including price controls and regulations on packaging, labeling, competition, and certification, may affect the profitability of certain companies invested in by the Fund. Companies operating in these sectors may also be adversely affected by government and private litigation.
Sector Risk — Agricultural Sector Investments. To the extent a Fund concentrates its investments in companies in the agricultural sector, it is vulnerable to the particular risks that may affect companies in that sector. The agricultural (e.g., grain) sector may be adversely affected by changes or trends in commodity prices and labor costs, which may be influenced by unpredictable factors. Increased competition and changes in consumer tastes and spending can also influence the demand for agricultural and livestock products, affecting the price of such commodities. The agricultural sector is subject to government subsidy policies and environmental, health and safety laws and regulations. Any changes to these policies, laws and regulations,
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or the imposition of tariffs or other trade restraints, may have a material adverse effect on this sector. Adverse weather conditions (such as floods or droughts), natural disasters and other factors, such as disease outbreaks, war or other conflict, also may adversely affect this sector.
Sector Risk — Energy Sector Investments. To the extent a Fund concentrates its investments in companies in the energy sector, it is vulnerable to the particular risks that may affect companies in that sector. Companies in the energy sector are subject to certain risks, including legislative or regulatory changes, adverse market conditions and increased competition. Performance of such companies may be affected by factors including, among others, fluctuations in energy prices, energy fuel supply and demand factors, energy conservation, the success of exploration projects, local and international policies, and events occurring in nature. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resources areas) and political events (such as government instability or military confrontations and actions) can affect the value of companies involved in business activities in the energy sector. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The energy sector may also be affected by economic cycles, rising interest rates, high inflation, technical progress, labor relations, legislative or regulatory changes, local and international policies, and adverse market conditions.
Sector Risk — Financials Sector Investments. To the extent a Fund concentrates its investments in companies in the financials sector, it is vulnerable to the particular risks that may affect companies in that sector. Companies in the financials sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financials sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and the interest rates and fees they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Sector Risk — Health Care Sector Investments. To the extent a Fund concentrates its investments in companies in the health care sector, it is vulnerable to the particular risks that may affect companies in that sector. Companies in the health care sector are subject to certain risks, including restrictions on government reimbursement for medical expenses, government approval of medical products and services, competitive pricing pressures, and the rising cost of medical products and services (especially for companies dependent upon a relatively limited number of products or services), among others. Performance of such companies may be affected by factors including government regulation, obtaining and protecting patents (or the failure to do so), product liability and other similar litigation as well as product obsolescence.
Sector Risk — Industrials Sector Investments. To the extent a Fund concentrates its investments in companies in the industrials sector, it is vulnerable to the particular risks that may affect companies in that sector. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events, economic conditions and risks for environmental damage and product liability claims.
Sector Risk — Information Technology Sector Investments. To the extent a Fund concentrates its investments in companies in the information technology sector, it is vulnerable to the particular risks that may affect companies in that sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Sector Risk — Materials Investments. To the extent a Fund concentrates its investments in companies in the materials sector, it is vulnerable to the particular risks that may affect companies in the materials sector. Companies in the materials sector are subject to certain risks, including that many materials companies are significantly affected by the level and volatility of commodity prices, exchange rates, import controls, increased competition, environmental policies, consumer demand, and events occurring in nature. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resource areas) and political events (such as government instability or military confrontations and actions) can affect the value of companies
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involved in business activities in the materials sector. Performance of such companies may be affected by factors including, among others, that at times worldwide production of industrial materials has exceeded demand as a result of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The materials sector may also be affected by economic cycles, rising interest rates, high inflation, technical progress, labor relations, legislative or regulatory changes, local and international policies, and adverse market conditions. In addition, prices of, and thus the Fund’s investments in, precious metals are considered speculative and are affected by a variety of worldwide and economic, financial and political factors. Prices of precious metals may fluctuate sharply.
Sector Risk — Precious Metals Sector Investments. To the extent a Fund concentrates its investments in companies in the precious metals sector, it is vulnerable to the particular risks that may affect the precious metals sector. The precious metals sector is subject to certain risks, including that prices of precious metals are significantly affected by exchange rates, import controls, increased competition, environmental policies, consumer demand, and events occurring in nature. For instance, natural events (such as earthquakes, hurricanes or fires in prime natural resource areas) and political events (such as government instability or military confrontations and actions) can affect the value of precious metals. The value of precious metals may be affected by factors including, among others, economic downturns, leading to poor investment returns or losses. Other risks may include liabilities for environmental damage and general civil liabilities, depletion of resources, and mandated expenditures for safety and pollution control. The precious metals sector may also be affected by economic cycles, rising interest rates, high inflation, technical progress, labor relations, legislative or regulatory changes, local and international policies, and adverse market conditions. In addition, prices of, and thus the Fund’s exposure to, precious metals are considered speculative and are affected by a variety of worldwide and economic, financial and political factors. Prices of precious metals may fluctuate sharply.
Sector Risk — Utilities Sector Investments. To the extent a Fund concentrates its investments in companies in the utilities sector, it is vulnerable to the particular risks that may affect companies in that sector. Companies in the utilities sector are subject to certain risks, including risks associated with government regulation, interest rate changes, financing difficulties, supply and demand for services or products, intense competition, natural resource conservation and commodity price fluctuations.
Short Positions Risk. A Fund that establishes short positions introduces more risk to the Fund than a fund that only takes long positions (where the fund owns the instrument or other asset) because the maximum sustainable loss on an instrument or other asset purchased (held long) is limited to the amount paid for the instrument or other asset plus the transaction costs, whereas there is no maximum price of the shorted instrument or other asset when purchased in the open market. Therefore, in theory, short positions have unlimited risk. The Fund’s use of short positions in effect “leverages” the Fund. Leverage potentially exposes the Fund to greater risks of loss due to unanticipated market movements, which may magnify losses and increase the volatility of returns. To the extent the Fund takes a short position in a derivative instrument or other asset, this involves the risk of a potentially unlimited increase in the value of the underlying instrument or other asset. Short sales also involve transaction and other costs that will reduce potential Fund gains and increase potential Fund losses.
Social Impact Investment Risk. The investment manager’s consideration of social impact may limit the Fund’s investment opportunities and, as a result, the Fund may underperform funds that do not consider social impact or consider it but make different investment decisions based thereon.
Sovereign Debt Risk. The willingness or ability of a sovereign or quasi-sovereign debtor to repay principal and pay interest in a timely manner may be affected by a variety of factors, including its cash flow situation, the extent of its reserves, the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, the sovereign or quasi-sovereign debtor’s policy toward international lenders, and the political constraints to which such debtor may be subject.
With respect to sovereign or quasi-sovereign debt of emerging market issuers, investors should be aware that certain emerging market countries are among the largest debtors to commercial banks and foreign governments. At times, certain emerging market countries have declared moratoria on the payment of principal and interest on external debt. Certain emerging market countries have experienced difficulty in servicing their sovereign or quasi-sovereign debt on a timely basis and that has led to defaults and the restructuring of certain indebtedness to the detriment of debt holders. Sovereign debt risk is increased for emerging market issuers.
Special Purpose Acquisition Company (SPAC) Risk. A SPAC is typically a publicly traded company that raises investment capital via an initial public offering (IPO) for the purpose of acquiring one or more existing companies (or interests therein) via merger, combination, acquisition or other similar transactions (each a SPAC Transaction). If the Fund purchases shares of a SPAC in an IPO, it will generally pay a sales commission, which may be significant. The shares of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. In some cases, the rights and warrants may be separated from the common stock at the election of the holder, after which they may become freely tradeable. After going public and until a SPAC Transaction is completed, a SPAC generally invests the proceeds of its IPO (less a portion retained to cover expenses) in U.S. Government
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securities, money market securities and/or cash. To the extent the SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective(s). If a SPAC does not complete a SPAC Transaction within a specified period of time after going public, the SPAC is typically dissolved, at which point the invested funds are returned to the SPAC’s shareholders (less certain permitted expenses) and any rights or warrants issued by the SPAC expire worthless. In some cases, the Fund will forfeit its right to receive additional warrants even if a SPAC Transaction occurs if the Fund holding the warrant or other right does not elect to participate in the SPAC Transaction.
Because SPACs often do not have an operating history or ongoing business other than seeking a SPAC Transaction, the value of their securities may be particularly dependent on the quality of their management and on the ability of the SPAC’s management to identify and complete a profitable SPAC Transaction. Some SPACs may pursue SPAC Transactions only within certain industries or regions, which may increase the volatility of an investment in them. In addition, the securities issued by a SPAC may become illiquid and/or may be subject to restrictions on resale.
Other risks of investing in SPACs include that a significant portion of the monies raised by the SPAC may be expended during the search for a target SPAC Transaction; an attractive SPAC Transaction may not be identified at all (or any requisite approvals may not be obtained) and the SPAC may be required to return any remaining monies to shareholders; a SPAC Transaction, once identified or effected, may prove unsuccessful and an investment in the SPAC may lose value; the warrants or other rights with respect to the SPAC held by a Fund may expire worthless or may be repurchased or retired by the SPAC at an unfavorable price; and an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC.
Special Situations Risk. Securities of companies that are involved in an initial public offering or a major corporate event, such as a business consolidation or restructuring, may be exposed to heightened risk because of the high degree of uncertainty that can be associated with such events. Securities issued in initial public offerings often are issued by companies that are in the early stages of development, have a history of little or no revenues and may operate at a loss following the offering. It is possible that there will be no active trading market for the securities after the offering, and that the market price of the securities may be subject to significant and unpredictable fluctuations. Initial public offerings are subject to many of the same risks as investing in companies with smaller market capitalizations. To the extent the Fund determines to invest in initial public offerings, it may not be able to invest to the extent desired, because, for example, only a small portion (if any) of the securities being offered in an initial public offering are available to the Fund. The investment performance of the Fund during periods when it is unable to invest significantly or at all in initial public offerings may be lower than during periods when the Fund is able to do so. Certain “special situation” investments are investments in securities or other instruments that may be classified as illiquid or lacking a readily ascertainable fair value. Certain special situation investments prevent ownership interests therein from being withdrawn until the special situation investment, or a portion thereof, is realized or deemed realized, which may negatively impact Fund performance. Investing in special situations may have a magnified effect on the performance of funds with small amounts of assets.
Stripped Securities Risk. Stripped securities are the separate income or principal components of debt securities. These securities are particularly sensitive to changes in interest rates, and therefore subject to greater fluctuations in price than typical interest bearing debt securities. For example, stripped mortgage-backed securities have greater interest rate risk than mortgage-backed securities with like maturities, and stripped treasury securities have greater interest rate risk (the risk of losses attributable to changes in interest rates) than traditional government securities with identical credit ratings.
Sustainability and ESG Integration Risks. (For VP – Partners International Core Equity Fund) The sustainability characteristics that may be evaluated as part of the Fund’s investment process, including issues such as climate change, environmental performance, labor standards and corporate governance, among others, are anticipated to evolve over time and one or more characteristics may not be relevant with respect to all issuers that are eligible for investment. The relevance and weightings of specific sustainability characteristics to the investment process vary across asset classes, sectors and strategies. Sustainability characteristics are not the only factors that may be considered in selecting investments and as a result, investments may not have favorable sustainability characteristics. While Schroders believes that the integration of sustainability analysis into the Fund’s investment process has the potential to identify financial risks and potentially contribute to the Fund’s long-term performance, there is no guarantee that the integration of sustainability analysis will result in better performance. Investors can differ in their views of what constitutes positive or negative sustainability characteristics. Further, the regulatory landscape with respect to sustainability investing is still developing and the Fund may modify or alter its investment process with respect to sustainability integration.
Integrating financially material environmental, social, and governance (ESG) analysis into the investment process carries the risk that the Fund's portfolio may perform differently from, and may underperform, funds that do not integrate ESG into their analysis, or funds that evaluate different ESG characteristics. ESG characteristics are not the only factors considered and as a result, the Fund's portfolio's investments may not have favorable ESG characteristics or high ESG ratings.
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Notwithstanding that sustainability integration is intended to identify material risks and economic opportunities, changing market conditions could cause the consideration of sustainability factors to negatively impact the Fund’s performance in certain market cycles or conditions. Schroders applies certain exclusionary criteria in the management of assets and will not invest in companies involved in the production, stockpiling, transfer and use of cluster munitions, anti-personnel mines or chemical or biological weapons or companies that generate more than 20% of their revenues from thermal coal mining. The exclusionary criteria applied by Schroders may change from time to time.
Terrorism, War, Natural Disaster and Epidemic Risk. Terrorism, war, military confrontations and actions, other conflicts, and related geopolitical events (and their aftermath) have led, and in the future may lead, to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Likewise, natural and environmental disasters, such as, for example, earthquakes, fires, floods, hurricanes, tsunamis and weather-related phenomena generally, as well as widespread disease and virus outbreaks, epidemics and pandemics, have been and can be highly disruptive to economies and markets, adversely affecting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Fund’s investments. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region are increasingly likely to adversely affect markets, issuers, and/or foreign exchange rates in other countries, including the U.S. These disruptions could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
U.S. Government Obligations Risk. While U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. Government, such securities are nonetheless subject to credit risk (i.e., the risk that the U.S. Government may be, or may be perceived to be, unable or unwilling to honor its financial obligations, such as making payments). Securities issued or guaranteed by federal agencies or authorities and U.S. Government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. Government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Banks are neither insured nor guaranteed by the U.S. Government. These securities may be supported by the ability to borrow from the U.S. Treasury or only by the credit of the issuing agency, authority, instrumentality or enterprise and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
Valuation Risk. The sales price the Fund (or an underlying fund or other investment vehicle) could receive, or actually receives, for any particular investment may differ from the Fund’s (or an underlying fund’s or other investment vehicle’s) valuation of the investment, particularly for securities that trade in thin or volatile markets, debt securities sold in amounts less than institutional-sized lots (typically referred to as odd lots) or securities that are valued using a fair value methodology that produces an estimate of the fair value of the security/instrument. Investors who purchase or redeem Fund shares on days when the Fund is holding securities or other instruments (or holding shares of underlying funds or other investment vehicles that have fair-valued securities or other instruments in their portfolios) may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the Fund (or underlying fund or other investment vehicle) had not fair-valued the security or instrument or had used a different valuation methodology. The value of foreign securities, certain fixed-income securities and currencies, as applicable, may be materially affected by events after the close of the market on which they are valued, but before the Fund determines its NAV.
Venture Capital Investment Risks. Venture capital investments are investments in private companies that may have shorter operating histories on which to judge future performance and, if operating, may have negative cash flow. These companies may not have significant or any operating revenues, may have a lower market capitalization and fewer resources (including cash) and be more vulnerable to failure, which could result in the loss of the Fund’s entire investment. The directors and officers of such companies may lack any meaningful managerial experience, particularly in cash-flow management and budgeting. Additionally, these private companies may face strong competition or need substantial additional capital to support or to achieve a competitive position. The availability of capital to these private companies is often a function of capital market conditions that are beyond the Investment Manager’s or the Fund’s control or the control of these companies. There can be no assurance that any such company will be able to predict accurately the future capital requirements necessary for success or that additional funds will be available from any source.
There generally will be little or no publicly available information regarding the status and prospects of private companies. In addition, in many instances, the frequency and volume of their trading may be substantially less than is typical of larger companies. As a result, the securities of smaller, private companies may be subject to wider price fluctuations. Due to the lower trading volume of venture capital securities, the Fund may not be able to sell portfolio holdings of such companies, or may be able to sell them only at discounts from quoted prices. Private companies are generally not subject to SEC reporting requirements, required to maintain accounting records in accordance with accounting principles generally accepted in the U.S., or required to maintain effective internal controls over financial reporting. As a result, the Investment Manager may not have
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timely or accurate information about the business, financial condition and results of operations of the private companies in which the Fund invests. Many investment decisions by the Investment Manager will be dependent upon the ability to obtain relevant information from non-public sources, and the Investment Manager may be required to make decisions without complete information or in reliance upon information provided by third parties that may be impossible or impracticable for the Investment Manager to verify.
Private companies may have limited financial resources and may be unable to meet their obligations with their existing working capital, which may lead to equity financings (possibly at discounted valuations, in which the Fund’s holdings could be substantially diluted if the Fund does not participate), bankruptcy or liquidation and the complete loss of the Fund’s investment. Private companies are also more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on the private company and, in turn, on the Fund. At the time of the Fund’s investment, a private company may lack one or more key attributes (e.g., proven technology, marketable product, complete management team, or strategic alliances) necessary for success. In most cases, investments will be long term in nature and may require many years from the date of initial investment before disposition.
Private companies may have substantial variations in operating results from period to period, face intense competition, product or service obsolescence, and experience failures or substantial declines in value at any stage. The public market for startup and emerging growth companies is extremely volatile. Such volatility may adversely affect the development of private companies, the ability of the Fund to dispose of such investments, and the value of investment securities on the date of sale or distribution by the Fund. In particular, the receptiveness of the public market to initial public offerings by the Fund’s private companies may vary dramatically from period to period. An otherwise successful private company investment may yield poor investment returns if it is unable to consummate an initial public offering at the proper time. Even if a company effects a successful public offering, the company’s securities may be subject to contractual “lock-up” restrictions, which may, for a lengthy period of time, prevent the Fund from disposing of such securities. Similarly, the receptiveness of potential acquirers to the Fund’s private company investments will vary over time and, even if its investment is disposed of via a merger, consolidation or similar transaction, the Fund’s stock, security or other interests in the surviving entity may not be marketable. There can be no guarantee that any investment will result in a liquidity event via public offering, merger, acquisition or otherwise. Generally, the investments made by the Fund in private companies will be illiquid and difficult to value, and there will be little or no collateral to protect an investment.
Following its initial investment in a given private company, the Fund may decide to make additional investments in such private company. There is no assurance that the Fund will have the opportunity to make follow-on investments, or will have sufficient available funds to make follow-on investments. Any decision by the Investment Manager not to make follow-on investments or a Fund’s inability to make such investments may have a substantial negative effect on a private company in need of such additional capital or may result in a lost opportunity for the Fund to increase its participation in a successful operation.
Warrants and Rights Risk. Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants do not carry with them the right to dividends or voting rights and they do not represent any rights in the assets of the issuer. Warrants are subject to the risks associated with the security underlying the warrant, including market risk. Warrants may expire unexercised and subject the Fund to liquidity risk (the risk that it may not be possible for the Fund to liquidate the instrument at an advantageous time or price), which may result in Fund losses. Rights are available to existing shareholders of an issuer to enable them to maintain proportionate ownership in the issuer by being able to buy newly issued shares. Rights allow shareholders to buy the shares below the current market price. Rights are typically short-term instruments that are valued separately and trade in the secondary market during a subscription (or offering) period. Holders can exercise the rights and purchase the stock, sell the rights or let them expire. Their value, and their risk of investment loss, is a function of that of the underlying security.
When-Issued, Delayed Settlement and Forward Commitment Transactions, Including U.S. Treasury Floating Rate Notes Risk. When-issued, delayed delivery, and forward commitment transactions generally involve the purchase of a security with payment and delivery at some time in the future – i.e., beyond normal settlement. The Fund does not earn interest on such securities until settlement and bears the risk of market value fluctuations in between the purchase and settlement dates. Such transactions include floating rate obligations issued by the U.S. Treasury. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction in income received from floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Generally, floating rate securities carry lower yields than fixed notes of the same maturity. The interest rate for a floating rate note resets or adjusts periodically by reference to a benchmark interest rate. The impact of interest rate changes on floating rate investments is typically mitigated by the periodic
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interest rate reset of the investments. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. The supply of floating rate notes issued by the U.S. Treasury will be limited. There is no guarantee or assurance that: the Fund will be able to invest in a desired amount of floating rate notes or be able to buy floating rate notes at a desirable price; floating rate notes will continue to be issued by the U.S. Treasury; or floating rate notes will be actively traded. Any or all of the foregoing, should they occur, would negatively impact the Fund.
Zero-Coupon Bonds Risk. Zero-coupon bonds are bonds that do not pay interest in cash on a current basis, but instead accrue interest over the life of the bond. As a result, these securities are issued at a discount and their values may fluctuate more than the values of similar securities that pay interest periodically. Although these securities pay no interest to holders prior to maturity, interest accrued on these securities is reported as income to the Fund and affects the amounts distributed to its shareholders, which may cause the Fund to sell investments to obtain cash to make income distributions to shareholders, including at times when it may not be advantageous to do so.
Certain of the risks described above in this SAI may also apply, directly or indirectly, to the Investment Manager and any investment subadviser and their affiliates, which may negatively impact their respective abilities to provide services to the Funds, potentially resulting in losses to the Fund or other consequences.
Borrowings
In general, pursuant to the 1940 Act, a Fund may borrow money only from banks in an amount not exceeding 33 1∕3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount must be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1∕3% limitation.
Each Trust, on behalf of the Funds, has entered into a revolving credit facility agreement (the Credit Agreement) with a syndicate of banks led by Citibank N.A., Wells Fargo Bank N.A. and JPMorgan Chase Bank, N.A., whereby the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an amendment and restatement dated October 23, 2025, the Credit Agreement, which is a collective agreement between the Funds and certain other funds managed by the Investment Manager or an affiliated investment manager (collectively, the Participating Funds), severally and not jointly, permits the Participating Funds to borrow up to an aggregate commitment amount of $750 million (the Commitment Limit) at any time outstanding, subject to asset coverage and other limitations as specified in the Credit Agreement. A Fund may borrow up to the maximum amount allowable under its current prospectus and this SAI, subject to various other legal, regulatory or contractual limits. Borrowing results in interest expense and other fees and expenses for a Fund that may impact that Fund’s expenses, including any net expense ratios. The costs of borrowing may reduce a Fund's return. If a Fund borrows pursuant to the Credit Agreement, that Fund is charged interest at a variable rate. Each Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility. The availability of assets under the Credit Agreement can be affected by other Participating Funds’ borrowings under the agreement. As such, a Fund may be unable to borrow (or borrow further) under the Credit Agreement if the Commitment Limit has been reached.
Lending of Portfolio Securities
To generate additional income, a Fund may lend up to 33%, or such lower percentage specified by the Fund or Investment Manager, of the value of its total assets (including securities out on loan) to broker-dealers, banks or other institutional borrowers of securities. A Fund may loan securities to approved borrowers pursuant to borrower agreements in exchange for collateral at least equal in value to the loaned securities, marked to market daily. Collateral may consist of cash, securities issued by the U.S. Government or its agencies or instrumentalities (collectively, “U.S. Government securities”) or such other collateral as may be approved by the Board. For loans secured by cash, the Fund retains the interest earned on cash collateral, but the Fund is required to pay the borrower a rebate for the use of the cash collateral. For loans secured by U.S. Government securities, the borrower pays a borrower fee to the Lending Agent on behalf of the Fund.
If the market value of the loaned securities goes up, the Fund will require additional collateral from the borrower. If the market value of the loaned securities goes down, the borrower may request that some collateral be returned. During the existence of the loan, the Fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts.
Loans are subject to termination by a Fund or a borrower at any time. A Fund may choose to terminate a loan in order to vote in a proxy solicitation. The Funds’ proxy voting policies and procedures are described in this SAI under Investment Management and Other Services – Proxy Voting Policies and Procedures – General.
Securities lending involves counterparty risk, including the risk that a borrower may not provide sufficient or any collateral when required or may not return the loaned securities, timely or at all. Counterparty risk also includes a potential loss of rights in the collateral if the borrower or the Lending Agent defaults or fails financially. This risk is increased if a Fund’s loans are
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concentrated with a single borrower or limited number of borrowers. There are no limits on the number of borrowers a Fund may use and a Fund may lend securities to only one or a small group of borrowers. Funds participating in securities lending also bear the risk of loss in connection with investments of cash collateral received from the borrowers. Cash collateral may only be invested in short-term, highly liquid obligations, and in accordance with investment guidelines contained in the Securities Lending Agreement and approved by the Board. Some or all of the cash collateral received in connection with the securities lending program may be invested in one or more pooled investment vehicles, including, among other vehicles, money market funds managed by the Lending Agent (or its affiliates). The Lending Agent shares in any income resulting from the investment of such cash collateral, and an affiliate of the Lending Agent may receive asset-based fees for the management of such pooled investment vehicles, which may create a conflict of interest between the Lending Agent (or its affiliates) and the Fund with respect to the management of such cash collateral. To the extent that the value or return of a Fund’s investments of the cash collateral declines below the amount owed to a borrower, a Fund may incur losses that exceed the amount it earned on lending the security. The Lending Agent will indemnify a fund from losses resulting from a borrower’s failure to return a loaned security when due, but such indemnification does not extend to losses associated with declines in the value of cash collateral investments. The Investment Manager is not responsible for any loss incurred by the Funds in connection with the securities lending program.
The Funds currently do not participate in the securities lending program, but the Board may determine to renew participation in the future.
Prior to November 30, 2025, GSAL served as the securities lending agent for the Funds in CFVST, pursuant to a securities lending agreement previously approved by the Board. Subject to certain limitations (including that, with respect to a particular security, GSAL would not lend more than 5% of the outstanding shares of the issuer of such security held by the Trust in the aggregate) for the Funds in CFVST, each had the ability to lend portfolio securities to broker-dealers, banks or other institutional borrowers of securities that the Funds’ securities lending agent had determined were creditworthy under guidelines previously established by the Board. A lending Fund paid a portion of income earned on lending transactions to GSAL, and also may have paid administrative and custodial fees in connection with loans of securities. See Investment Management and Other Services – Other Services Provided – Securities Lending Agent for more information about the income and fees previously associated with the Funds’ securities lending activities.
Interfund Lending
Pursuant to an exemptive order granted by the SEC (the Lending Order), the Funds entered into a master interfund lending agreement (the Interfund Program) with each other and certain other funds advised by the Investment Manager or its affiliates. For purposes of this subsection only, the term “Participating Fund” includes the Funds and any other fund advised by the Investment Manager that is subject to the Lending Order. Under the Interfund Program, each Participating Fund may lend money directly to and, other than closed-end funds and money market funds (including VP – Government Money Market Fund), borrow money directly from other Participating Funds for temporary purposes through the Interfund Program (each an Interfund Loan). Participating Funds issuing Interfund Loans are referred to below as “Borrowing Funds,” and Participating Funds acquiring Interfund Loans are referred to below as “Lending Funds.” All Interfund Loans would consist only of uninvested cash reserves that the Lending Fund otherwise could invest directly or indirectly in short-term repurchase agreements or other short-term instruments.
If a Participating Fund has outstanding bank borrowings, any Interfund Loan to the Participating Fund will: (i) be at an interest rate equal to or lower than the interest rate of any outstanding bank loan; (ii) be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral; (iii) have a maturity no longer than any outstanding bank loan (and in any event not longer than seven days); and (iv) provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Participating Fund, that event of default will automatically (without need for action or notice by the Lending Fund) constitute an immediate event of default under the interfund lending agreement, entitling the Lending Fund to call the Interfund Loan (and exercise all rights with respect to any collateral), and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the Borrowing Fund.
A Participating Fund may make an unsecured borrowing under the Interfund Program if its outstanding borrowings from all sources immediately after the borrowing under the Interfund Program are equal to or less than 10% of its total assets, provided that if the Participating Fund has a secured loan outstanding from any other lender, including but not limited to another Participating Fund, the Participating Fund’s borrowing under the Interfund Program will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a Participating Fund’s total outstanding borrowings immediately after borrowing under the Interfund Program exceed 10% of its total assets, the Participating Fund may borrow under the Interfund Program on a secured basis only. A Participating Fund may
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not borrow under the Interfund Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets or any lower threshold provided for by a Participating Fund’s fundamental restriction or non-fundamental policy.
No Participating Fund may lend to another Participating Fund through the Interfund Program if the loan would cause the Lending Fund’s aggregate outstanding loans under the Interfund Program to exceed 15% of its current net assets at the time of the loan. A Participating Fund’s Interfund Loans to any one Participating Fund may not exceed 5% of the Lending Fund’s net assets at the time of the loan. The duration of Interfund Loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days. Interfund Loans effected within seven days of each other will be treated as separate loan transactions for purposes of this limitation. Each Interfund Loan may be called on one business day’s notice by a Lending Fund and may be repaid on any day by a Borrowing Fund.
The limitations described above and the other conditions of the Lending Order are designed to minimize the risks associated with Interfund Lending for both the Lending Fund and the Borrowing Fund. However, no borrowing or lending activity is without risk. When a Participating Fund borrows money from another Participating Fund under the Interfund Program, there is a risk that the Interfund Loan could be called on one day’s notice, in which case the Borrowing Fund may have to borrow from a bank at higher rates if an Interfund Loan is not available from another Participating Fund. Interfund Loans are subject to the risk that the Borrowing Fund could be unable to repay the loan when due, and a delay in repayment to a Lending Fund could result in a lost opportunity or additional lending costs for the Lending Fund. No Participating Fund may borrow more than the amount permitted by its investment restrictions. Because the Investment Manager provides investment management services to both the Lending Fund and the Borrowing Fund, the Investment Manager may have a potential conflict of interest in determining that an Interfund Loan is comparable in credit quality to other high quality money market instruments. The Participating Funds have adopted policies and procedures that are designed to manage potential conflicts of interest, but the administration of the Interfund Program may be subject to such conflicts.
As noted above, VP – Government Money Market Fund may only participate in the Interfund Program as a Lending Fund.
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INVESTMENT MANAGEMENT AND OTHER SERVICES
The Investment Manager and Subadvisers
Columbia Management Investment Advisers, LLC, located at 290 Congress Street, Boston, MA 02210, is the investment manager of the Funds as well as for other funds in the Columbia Funds Complex. The Investment Manager is a wholly-owned subsidiary of Ameriprise Financial, which is located at 901 3rd Avenue South, Minneapolis, MN 55402. Ameriprise Financial is a holding company, which primarily conducts business through its subsidiaries to provide financial planning, products and services that are designed to be utilized as solutions for clients’ cash and liquidity, asset accumulation, income, protection and estate and wealth transfer needs.
The Investment Manager and its investment advisory affiliates (Participating Affiliates) around the world may coordinate in providing services to their clients. Such coordination may include functional leadership of the business (the “global” business). From time to time, the Investment Manager (or any affiliated investment subadviser to the Funds, as the case may be) may engage its Participating Affiliates to provide a variety of services such as investment research, investment monitoring, trading, and discretionary investment management (including portfolio management) to certain accounts managed by the Investment Manager, including the Funds. These Participating Affiliates will provide services to the Funds and other accounts of the Investment Manager (or any affiliated investment subadviser to the Funds, as the case may be) either pursuant to subadvisory agreements, delegation agreements, personnel-sharing agreements or similar inter-company or other arrangements or relationships and the Funds will pay no additional fees and expenses as a result of any such arrangements or relationships. These Participating Affiliates, like the Investment Manager, are direct or indirect subsidiaries of Ameriprise Financial and are registered with the appropriate respective regulators in their home jurisdictions and, where required, the SEC and the CFTC in the United States.
Pursuant to some of these arrangements or relationships, certain personnel of these Participating Affiliates serve as “associated persons” or officers of the Investment Manager and, in this capacity, subject to the oversight and supervision of the Investment Manager and consistent with the investment objectives, policies and limitations set forth in the Funds' prospectuses and this SAI, and with the Investment Manager’s and the Funds' compliance policies and procedures, provide services to the Funds.
As a manager of global equities, fixed income and real estate assets, Columbia Management seeks to provide its investment professionals, including Fund portfolio managers, with access to various internal tools and resources that they may use to enhance or supplement their investment processes, including access to Columbia Management’s proprietary Fundamental Research capability, Quantitative Equity Research capability, and Responsible Investing Research capability, each as further described below.
Columbia Management’s Equity and Fixed Income Fundamental Research Capability
Columbia Management and its advisory affiliates maintain an internal central research function for both equity and fixed income. Investment analysts who are responsible for central research provide their views on specific issuers and securities internally for general consumption by other analysts and portfolio managers, as well as to investment personnel of certain of our advisory affiliates. Fund portfolio managers may, by way of example, seek to leverage the central fundamental research for sector expertise. Equity analysts that are tied to specific portfolio management teams or strategies generally do not provide their research internally in this manner but may share their investment views with investment personnel (including personnel at certain of our advisory affiliates) via email or other form of communication. In addition, certain of our research analysts have portfolio management responsibilities that may create potential conflicts of interest with respect to the allocation of investment research. We have adopted policies and related controls to manage these conflicts.
Columbia Management’s Quantitative Equity Research Capability
Columbia Management’s quantitative research team applies fundamental investment concepts within a quantitative and systematic framework to create robust sector- and industry-specific multi-factor stock selection models across three broad categories, including valuation (such as cash flow yield), catalyst (such as price momentum) and quality (such as earnings quality) models, to rank the securities within a sector/industry. A company’s rating is scaled from 1 (most attractive) to 5 (least attractive) based on the relative ranking of its overall score from its multi-factor model. The ranking results are another available resource internally for general consumption by other analysts and Fund portfolio managers, as well as to investment personnel of certain of our advisory affiliates. Fund portfolio managers may, by way of example, seek to leverage this information for the Funds they manage.
Columbia Management’s Responsible Investing Research Capability
Columbia Management maintains an internal central Responsible Investment (RI) research function. Columbia Management became a signatory to the United Nations-supported Principles for Responsible Investment (PRI) in October 2014. The PRI initiative is based on six principles that address the integration of environmental, social and governance (ESG) factors into
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investment decision-making and stewardship practices. As a PRI signatory, Columbia Management has made a commitment by investing in the resources, enhanced analytics and data to supplement its standard fundamental and quantitative tools to help its investment teams expand their investment mosaic to potentially consider and integrate ESG factors that seek to identify material associated risks and opportunities that may bear on the long-term value creation and sustainability of a company. While Columbia Management follows the PRI Principles, becoming a PRI signatory does not require the application of specific RI factors in Columbia Management’s investment process, and Columbia Management may take actions inconsistent with the PRI if, in its judgment, it is in the best interests of its clients to do so.
While Columbia Management believes that evaluating RI research and analysis enables portfolio managers to make better-informed investment decisions, each portfolio management team within Columbia Management makes its own investment decisions and certain teams may place more, less or no emphasis on ESG factors in any given investment decision. Columbia Management believes in being a responsible steward of the capital entrusted to it by our clients. Consistent with this philosophy and the duty to act in the best interests of our clients, our publicly available Stewardship Principles form an important part of our investment framework and guidelines. These Principles outline the governance of Columbia Management’s stewardship activities as they apply across asset classes, as well as specifying Columbia Management’s approach to monitoring the companies in which it invests and the role within stewardship of engagement and proxy voting.
Services Provided
Each Fund has entered into the Management Agreement with the Investment Manager, effective as of May 1, 2016. Under the Management Agreement, the Investment Manager has contracted to, subject to general oversight by the Board, manage and supervise the day-to-day operations and business affairs of the Funds. In this role, the Investment Manager furnishes each such Fund with investment research and advice and all of the services necessary for, or appropriate to, the business and effective operation of each Fund that are not (a) provided by employees or other agents engaged by the Fund or (b) required to be provided by any person pursuant to any other agreement or arrangement with the Fund. Under the Management Agreement, any liability of the Investment Manager to the Trusts, a Fund and/or its shareholders is limited to situations involving the Investment Manager’s own willful misfeasance, bad faith, negligence in the performance of its duties or reckless disregard of its obligations and duties.
The Management Agreement may be terminated with respect to a Fund at any time on 60 days’ written notice by the Investment Manager or by the Board or by a vote of a majority of the outstanding voting securities of a Fund. The Management Agreement will automatically terminate upon any assignment thereof, will continue in effect for two years from its initial effective date and thereafter will continue from year to year with respect to a Fund only so long as such continuance is approved at least annually (i) by the Board or by a vote of a majority of the outstanding voting securities of a Fund and (ii) by vote of a majority of the Trustees who are not interested persons (as such term is defined in the 1940 Act) of the Investment Manager or the Trusts.
The Investment Manager pays all compensation of the Trustees and officers of the Trusts who are employees of the Investment Manager or its affiliates, except for the Chief Compliance Officer, a portion of whose salary is paid by the Columbia Funds. Except to the extent expressly assumed by the Investment Manager and except to the extent required by law to be paid or reimbursed by the Investment Manager, the Investment Manager does not have a duty to pay any Fund operating expenses incurred in the organization and operation of a Fund, including, but not limited to, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The Fund pays the cost of printing and mailing Fund prospectuses to shareholders.
The Investment Manager, at its own expense, provides office space, facilities and supplies, equipment and personnel for the performance of its functions under each Fund’s Management Agreement.
Statement of Additional Information – May 1, 2026

Management Agreement Fee Rates
Each Fund set forth in the table below, unless otherwise noted, pays the Investment Manager an annual fee for its management services, as set forth in the Management Agreement and the table below. The fee is calculated as a percentage of the daily net assets of each Fund and is paid monthly. The Investment Manager and/or its affiliates may from time to time waive fees and/or reimburse certain Fund expenses. See the Funds’ prospectuses for more information.
Management Agreement Fee Schedule
Fund	Assets (millions)	Annual rate at each asset level
VP – Acorn Fund(a)	$0-$500	0.790%
	˃$500-$700	0.770%
	˃$700-$1,000	0.740%
	˃$1,000-$1,500	0.720%
	˃$1,500-$3,000	0.670%
	˃$3,000-$4,000	0.660%
	˃$4,000-$6,000	0.650%
	˃$6,000-$8,000	0.640%
	˃$8,000	0.630%
VP – Acorn International Fund(b)	$0-$500	0.920%
	˃$500-$1,000	0.790%
	˃$1,000-$3,000	0.770%
	˃$3,000-$4,000	0.760%
	˃$4,000-$6,000	0.750%
	˃$6,000-$8,000	0.730%
	˃$8,000	0.720%
VP – Fidelity Institutional AM® Total Bond Fund	$0-$500	0.500%
VP – Partners Core Bond Fund	˃$500-$1,000	0.495%
	˃$1,000-$2,000	0.480%
	˃$2,000-$3,000	0.460%
	˃$3,000-$6,000	0.445%
	˃$6,000-$7,500	0.430%
	˃$7,500-$9,000	0.415%
	˃$9,000-$12,000	0.410%
	˃$12,000-$20,000	0.390%
	˃$20,000-$24,000	0.380%
	˃$24,000-$50,000	0.360%
	˃$50,000	0.340%
VP – Balanced Fund(c)	$0-$500	0.7200%
	˃$500-$1,000	0.6700%
	˃$1,000-$1,500	0.6200%
	˃$1,500-$3,000	0.5700%
	˃$3,000-$6,000	0.5500%
	˃$6,000-$12,000	0.5300%
	˃$12,000-$15,600	0.5200%
	˃$15,600-$20,300	0.5175%
	˃$20,300-$26,400	0.5150%
	˃$26,400-$34,300	0.5125%
	˃$34,300-$44,600	0.5100%
	˃$44,600	0.5075%
VP – BlackRock Global Inflation-Linked Securities Fund	$0-$500	0.510%
	˃$500-$1,000	0.505%
	˃$1,000-$2,000	0.475%
	˃$2,000-$3,000	0.450%
	˃$3,000-$6,000	0.415%
	˃$6,000-$7,500	0.390%
	˃$7,500-$9,000	0.375%
	˃$9,000-$10,000	0.370%
	˃$10,000-$12,000	0.360%
	˃$12,000-$15,000	0.350%
	˃$15,000-$20,000	0.340%
	˃$20,000-$24,000	0.330%
	˃$24,000-$50,000	0.310%
	˃$50,000	0.290%
Statement of Additional Information – May 1, 2026

Fund	Assets (millions)	Annual rate at each asset level
VP – CenterSquare Real Estate Fund	$0-$500	0.750%
	˃$500-$1,000	0.745%
	˃$1,000-$1,500	0.720%
	˃$1,500-$3,000	0.670%
	˃$3,000	0.660%
VP – Commodity Strategy Fund(d)	$0-$500	0.630%
	˃$500-$1,000	0.580%
	˃$1,000-$3,000	0.550%
	˃$3,000-$6,000	0.520%
	˃$6,000-$12,000	0.500%
	˃$12,000	0.490%
VP – Contrarian Core Fund(c)	$0-$500	0.7700%
	˃$500-$1,000	0.7200%
	˃$1,000-$1,500	0.6700%
	˃$1,500-$3,000	0.6200%
	˃$3,000-$6,000	0.6000%
	˃$6,000-$12,000	0.5800%
	˃$12,000-$15,600	0.5700%
	˃$15,600-$20,300	0.5675%
	˃$20,300-$26,400	0.5650%
	˃$26,400-$34,300	0.5625%
	˃$34,300-$44,600	0.5600%
	˃$44,600-$58,000	0.5575%
	˃$58,000	0.5550%
VP – Core Equity Fund	All	0.400%
VP – Intermediate Bond Fund	$0-$500	0.500%
VP – Long Government/Credit Bond Fund	˃$500-$1,000	0.495%
VP – Select Corporate Income Fund(f)	˃$1,000-$2,000	0.480%
VP – TCW Total Return Bond Fund	˃$2,000-$3,000	0.460%
	˃$3,000-$6,000	0.450%
	˃$6,000-$7,500	0.430%
	˃$7,500-$9,000	0.415%
	˃$9,000-$12,000	0.410%
	˃$12,000-$20,000	0.390%
	˃$20,000-$24,000	0.380%
	˃$24,000-$50,000	0.360%
	˃$50,000	0.340%
VP – Disciplined Core Fund	$0-$500	0.770%
VP – Select Large Cap Value Fund	˃$500-$1,000	0.715%
	˃$1,000-$3,000	0.615%
	˃$3,000-$6,000	0.600%
	˃$6,000-$12,000	0.580%
	˃$12,000	0.570%
VP – Dividend Opportunity Fund	$0-$500	0.720%
	˃$500-$1,000	0.670%
	˃$1,000-$1,500	0.620%
	˃$1,500-$3,000	0.570%
	˃$3,000-$6,000	0.550%
	˃$6,000-$12,000	0.530%
	˃$12,000	0.520%
Statement of Additional Information – May 1, 2026

Fund	Assets (millions)	Annual rate at each asset level
VP – Emerging Markets Bond Fund	$0-$500	0.600%
VP – Strategic Income Fund	˃$500-$1,000	0.590%
	˃$1,000-$2,000	0.575%
	˃$2,000-$3,000	0.555%
	˃$3,000-$6,000	0.530%
	˃$6,000-$7,500	0.505%
	˃$7,500-$9,000	0.490%
	˃$9,000-$10,000	0.481%
	˃$10,000-$12,000	0.469%
	˃$12,000-$15,000	0.459%
	˃$15,000-$20,000	0.449%
	˃$20,000-$24,000	0.433%
	˃$24,000-$50,000	0.414%
	˃$50,000	0.393%
VP – Emerging Markets Fund	$0-$500	1.100%
	˃$500-$1,000	1.060%
	˃$1,000-$1,500	0.870%
	˃$1,500-$3,000	0.820%
	˃$3,000-$6,000	0.770%
	˃$6,000-$12,000	0.720%
	˃$12,000	0.700%
VP – Government Money Market Fund(e)	$0-$500	0.290%
	˃$500-$1,000	0.285%
	˃$1,000-$1,500	0.263%
	˃$1,500-$2,000	0.245%
	˃$2,000-$2,500	0.228%
	˃$2,500-$3,000	0.210%
	˃$3,000-$5,000	0.200%
	˃$5,000-$6,000	0.180%
	˃$6,000-$7,500	0.160%
	˃$7,500-$9,000	0.155%
	˃$9,000-$10,000	0.130%
	˃$10,000-$12,000	0.120%
	˃$12,000-$15,000	0.110%
	˃$15,000-$20,000	0.100%
	˃$20,000-$24,000	0.090%
	˃$24,000	0.080%
VP – High Yield Bond Fund	$0-$250	0.660%
VP – Income Opportunities Fund	˃$250-$500	0.645%
	˃$500-$750	0.635%
	˃$750-$1,000	0.625%
	˃$1,000-$2,000	0.610%
	˃$2,000-$3,000	0.600%
	˃$3,000-$6,000	0.565%
	˃$6,000-$7,500	0.540%
	˃$7,500-$9,000	0.525%
	˃$9,000-$10,000	0.500%
	˃$10,000-$12,000	0.485%
	˃$12,000-$15,000	0.475%
	˃$15,000-$20,000	0.465%
	˃$20,000-$24,000	0.440%
	˃$24,000-$50,000	0.425%
	˃$50,000	0.400%
VP – Large Cap Index Fund	All	0.200%
VP – Cornerstone Growth Fund	$0-$500	0.770%
VP – Partners Core Equity Fund	˃$500-$1,000	0.720%
VP – Victory Sycamore Established Value Fund	˃$1,000-$1,500	0.670%
	˃$1,500-$3,000	0.620%
	˃$3,000-$6,000	0.600%
	˃$6,000-$12,000	0.580%
	˃$12,000	0.570%
Statement of Additional Information – May 1, 2026

Fund	Assets (millions)	Annual rate at each asset level
VP – Select Short Corporate Income Fund	$0-$500	0.480%
	˃$500-$1,000	0.475%
	˃$1,000-$2,000	0.465%
	˃$2,000-$3,000	0.460%
	˃$3,000-$6,000	0.445%
	˃$6,000-$7,500	0.430%
	˃$7,500-$9,000	0.415%
	˃$9,000-$10,000	0.410%
	˃$10,000-$12,000	0.400%
	˃$12,000-$15,000	0.390%
	˃$15,000-$20,000	0.380%
	˃$20,000-$24,000	0.370%
	˃$24,000-$50,000	0.350%
	˃$50,000	0.330%
VP – Principal Large Cap Growth Fund	$0-$500	0.710%
VP – T. Rowe Price Large Cap Value Fund	˃$500-$1,000	0.705%
VP – Wellington Large Cap Value Fund	˃$1,000-$2,000	0.650%
	˃$2,000-$3,000	0.550%
	˃$3,000-$12,000	0.540%
	˃$12,000	0.530%
VP – Overseas Core Fund	$0-$250	0.880%
	˃$250-$500	0.855%
	˃$500-$750	0.825%
	˃$750-$1,000	0.800%
	˃$1,000-$1,500	0.770%
	˃$1,500-$3,000	0.720%
	˃$3,000-$6,000	0.700%
	˃$6,000-$12,000	0.680%
	˃$12,000-$20,000	0.670%
	˃$20,000-$24,000	0.660%
	˃$24,000-$50,000	0.650%
	˃$50,000	0.620%
VP – Partners International Core Equity Fund	$0-$500	0.870%
VP – Partners International Value Fund	˃$500-$1,000	0.820%
	˃$1,000-$1,500	0.770%
	˃$1,500-$3,000	0.720%
	˃$3,000-$6,000	0.700%
	˃$6,000-$12,000	0.680%
	˃$12,000	0.670%
VP – Partners International Growth Fund	$0-$500	0.920%
	˃$500-$1,000	0.870%
	˃$1,000-$1,500	0.820%
	˃$1,500-$3,000	0.770%
	˃$3,000-$12,000	0.760%
	˃$12,000	0.750%
VP – Partners Small Cap Growth Fund	$0-$500	0.870%
VP – Partners Small Cap Value Fund	˃$500-$1,000	0.820%
VP – Select Small Cap Value Fund	˃$1,000-$3,000	0.770%
VP – Small Cap Value Discovery Fund	˃$3,000-$12,000	0.760%
VP – Small Company Growth Fund	˃$12,000	0.750%
VP – Cornerstone Equity Fund	$0-$500	0.770%
	˃$500-$1,000	0.720%
	˃$1,000-$1,500	0.670%
	˃$1,500-$3,000	0.620%
	˃$3,000-$6,000	0.600%
	˃$6,000-$12,000	0.580%
	˃$12,000	0.570%
Statement of Additional Information – May 1, 2026

Fund	Assets (millions)	Annual rate at each asset level
VP – Select Mid Cap Growth Fund	$0-$500	0.820%
VP – Select Mid Cap Value Fund	˃$500-$1,000	0.770%
	˃$1,000-$1,500	0.720%
	˃$1,500-$3,000	0.670%
	˃$3,000-$12,000	0.660%
	˃$12,000	0.650%
VP – Seligman Global Technology Fund(c)	$0-$500	0.9150%
	˃$500-$1,000	0.9100%
	˃$1,000-$3,000	0.9050%
	˃$3,000-$4,000	0.8650%
	˃$4,000-$6,000	0.8150%
	˃$6,000-$12,000	0.7650%
	˃$12,000-$20,000	0.7550%
	˃$20,000-$24,000	0.7450%
	˃$24,000-$50,000	0.7350%
	˃$50,000	0.7050%
VP – U.S. Government Mortgage Fund	$0-$500	0.430%
	˃$500-$1,000	0.425%
	˃$1,000-$2,000	0.415%
	˃$2,000-$3,000	0.410%
	˃$3,000-$6,000	0.395%
	˃$6,000-$7,500	0.380%
	˃$7,500-$9,000	0.365%
	˃$9,000-$10,000	0.360%
	˃$10,000-$12,000	0.350%
	˃$12,000-$15,000	0.340%
	˃$15,000-$20,000	0.330%
	˃$20,000-$24,000	0.320%
	˃$24,000-$50,000	0.300%
	˃$50,000	0.280%
VP – Westfield Mid Cap Growth Fund	$0-$500	0.810%
	˃$500-$1,000	0.805%
	˃$1,000-$2,000	0.750%
	˃$2,000-$3,000	0.700%
	˃$3,000-$12,000	0.690%
	˃$12,000	0.680%
VP – Westfield Select Large Cap Growth Fund	$0-$500	0.710%
	˃$500-$1,000	0.705%
	˃$1,000-$1,500	0.650%
	˃$1,500-$2,000	0.600%
	˃$2,000-$3,000	0.550%
	˃$3,000-$12,000	0.540%
	˃$12,000	0.530%
(a)
Prior to March 1, 2025, the Fund paid investment advisory fees at the annual rate of 0.740% on the first $700 million, 0.690% from $700 million to $2 billion, 0.640% from $2 billion to $6 billion and 0.630% for $6 billion and over.
(b)
Prior to March 1, 2025, the Fund paid investment advisory fees at the annual rate of 1.100% on the first $100 million, 0.940% from $100 million to $250 million, 0.900% from $250 million to $500 million, 0.740% from $500 million to $1 billion and 0.720% for $1 billion and over. Prior to September 3, 2024, the Fund paid investment advisory fees at the annual rate of 1.100% on the first $100 million, 0.950% from $100 million to $250 million, 0.900% from $250 million to $500 million, 0.800% from $500 million to $1 billion and 0.720% for $1 billion and over.
(c)
Effective July 1, 2022, the management fee schedule changed resulting in a fee rate decrease for certain asset levels.
(d)
When calculating asset levels for purposes of determining fee breakpoints, asset levels are based on net assets of the Fund, including assets invested in any wholly-owned subsidiary advised by the Investment Manager (“Subsidiaries”). Fees payable by the Fund under this agreement shall be reduced by any management services fees paid to the Investment Manager by any Subsidiaries under separate management agreements with the Subsidiaries.
(e)
Effective July 1, 2024, the management fee schedule changed resulting in a fee rate decrease for all asset levels.
(f)
Effective May 1, 2025, the management fee schedule changed resulting in a fee rate decrease for all asset levels.
VP – Managed Volatility Funds and the VP – Portfolio Navigator Funds. The Investment Manager has implemented a schedule for the management services fees for VP – Managed Volatility Funds and the VP – Portfolio Navigator Funds, whereby the Fund pays (i) 0.020% management services fee on its net assets that are invested in affiliated underlying funds (including ETFs and closed-end funds) that pay a management services fee (or investment advisory services fee, as applicable) to the Investment
Statement of Additional Information – May 1, 2026

Manager; and (ii) a management services fee rate according to the following schedule on securities, instruments and other assets not described in category (i) above, including, without limitation, affiliated mutual funds, ETFs and closed-end funds that do not pay a management services fee to the Investment Manager, third party funds, derivatives and individual securities:
Fund	Assets (millions)	Annual rate at each asset level
VP – Aggressive Portfolio VP – Conservative Portfolio VP – Managed Risk Fund VP – Managed Risk U.S. Fund VP – Moderate Portfolio VP – Moderately Aggressive Portfolio VP – Moderately Conservative Portfolio VP – MV Moderate Growth Fund VP – MV Conservative Fund VP – MV Conservative Growth Fund VP – MV Growth Fund VP – U.S. Flexible Conservative Growth Fund VP – U.S. Flexible Growth Fund VP – U.S. Flexible Moderate Growth Fund	$0 - $500	0.720%
	˃$500 - $1,000	0.670%
	˃$1,000 - $1,500	0.620%
	˃$1,500 - $3,000	0.570%
	˃$3,000 - $6,000	0.550%
	˃$6,000 - $12,000	0.530%
	˃$12,000	0.520%
In no event shall the management services fee be negative even if the value of one of the categories is a negative amount. Although the fee for each category is calculated separately and there is no negative management services fee, the Investment Manager currently intends to calculate the management services fee by reducing (but not below $0) any management services fee payable on one category by any negative management services fee in another category. The Investment Manager may change this calculation methodology at any time.
Under the Management Agreement, each Fund also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees and charges; fidelity bond premiums; certain legal fees; registration fees for shares; consultants’ fees; compensation of Board members, officers and employees not employed by the Investment Manager or its affiliates; corporate filing fees; organizational expenses; expenses incurred in connection with lending securities; interest and fee expense related to a Fund’s participation in inverse floater structures; and expenses properly payable by a Fund, approved by the Board.
Advisory Services Fees Paid. Prior to April 1, 2025, CFVST, on behalf of the Funds, was party to an investment advisory agreement (Advisory Agreement) and an administrative services agreement (Administration Agreement) with Columbia Wanger Asset Management, LLC (CWAM), the Funds’ former investment manager and administrator for advisory and administrative services, respectively. Each Fund paid the investment manager an annual fee for advisory services, as set forth in the Advisory Agreement, and a separate fee for administrative services under the Administration Agreement. See Investment Management and Other Services – The Administrator for information with respect to the Administration Agreement. As of April 1, 2025, these services have been combined under the Management Agreement as described above.
The table below shows the advisory services fees paid to the investment manager under the prior Advisory Agreement for the three most recently completed fiscal years.
	Investment Advisory Services Fees
Fund
For Funds with fiscal period ending December 31	2025*	2024	2023
VP- Acorn Fund	$902,077	$3,916,102	$3,601,460
VP - Acorn International Fund	647,734	3,035,602	3,127,113
*The information for 2025 is the fees paid from January 1, 2025 to March 31, 2025.
Statement of Additional Information – May 1, 2026

Management Services Fees Paid. The table below shows the total management services fees paid by each Fund, as applicable, under the Management Agreement for the last three fiscal periods (net of management services fee waivers). For more information about fees waived or Fund expenses reimbursed by the Investment Manager, see Expense Limitations.
Management Services Fees
	Management Services Fees
	2025	2024	2023
For Funds with fiscal period ending December 31
VP – Acorn Fund	$2,767,235(a)	N/A	N/A
VP – Acorn International Fund	1,947,038(a)	N/A	N/A
VP – Aggressive Portfolio	1,008,744	$1,210,737	$946,444
VP – Balanced Fund	10,616,861	9,998,686	8,541,533
VP – BlackRock Global Inflation-Linked Securities Fund	354,192	397,157	460,059
VP – CenterSquare Real Estate Fund	1,074,050	1,426,790	1,398,270
VP – Commodity Strategy Fund	573,580	675,798	743,158
VP – Conservative Portfolio	516,055	693,509	673,826
VP – Contrarian Core Fund	11,518,916	10,677,084	9,760,107
VP – Core Equity Fund	862,831	865,658	750,996
VP – Cornerstone Equity Fund	21,635,513	21,998,392	20,597,669
VP – Cornerstone Growth Fund	17,480,982	16,443,351	14,941,465
VP – Disciplined Core Fund	24,090,498	25,825,933	23,693,561
VP – Dividend Opportunity Fund	6,350,739	6,308,670	6,059,270
VP – Emerging Markets Bond Fund	2,358,560	2,265,261	2,400,815
VP – Emerging Markets Fund	5,097,842	2,870,894	2,665,250
VP – Fidelity Institutional AM® Total Bond Fund	16,129,136	11,398,355	10,853,378
VP – Government Money Market Fund	1,618,439	1,582,379	1,585,451
VP – High Yield Bond Fund	1,869,854	1,848,421	1,797,462
VP – Income Opportunities Fund	3,359,451	1,156,460	958,713
VP – Intermediate Bond Fund	13,517,742	16,205,723	16,058,889
VP – Large Cap Index Fund	4,611,776	4,207,955	3,363,258
VP – Long Government/Credit Bond Fund	4,661,345	7,472,340	7,324,106
VP – Managed Risk Fund	332,942	330,933	314,276
VP – Managed Risk U.S. Fund	543,481	551,637	518,371
VP – Moderate Portfolio	7,639,852	9,886,020	8,574,706
VP – Moderately Aggressive Portfolio	3,371,765	4,403,816	3,700,508
VP – Moderately Conservative Portfolio	1,208,009	1,313,380	1,164,923
VP – MV Conservative Fund	1,182,405	1,185,495	1,253,939
VP – MV Conservative Growth Fund	2,335,765	2,483,594	2,532,621
VP – MV Growth Fund	20,090,035	21,150,049	19,691,527
VP – MV Moderate Growth Fund	20,805,748	22,390,787	21,768,331
VP – Overseas Core Fund	28,552,122	27,572,343	26,644,714
VP – Partners Core Bond Fund	17,833,520	22,524,735	22,448,578
VP – Partners Core Equity Fund	15,488,664	19,564,363	18,189,920
VP – Partners International Core Equity Fund	14,815,573	15,503,792	14,568,625
VP – Partners International Growth Fund	11,700,325	12,095,472	11,155,862
VP – Partners International Value Fund	11,450,900	11,542,001	11,353,013
Statement of Additional Information – May 1, 2026

	Management Services Fees
	2025	2024	2023
VP – Partners Small Cap Growth Fund	$2,888,739	$4,134,177	$4,771,431
VP – Partners Small Cap Value Fund	3,489,096	4,486,154	5,035,945
VP – Principal Large Cap Growth Fund	13,559,759	15,076,729	14,216,475
VP – Select Corporate Income Fund	4,764,668	529,480	521,939
VP – Select Large Cap Value Fund	15,094,205	14,338,207	13,356,770
VP – Select Mid Cap Growth Fund	3,835,732	3,744,250	3,607,091
VP – Select Mid Cap Value Fund	1,995,991	2,126,975	2,242,765
VP – Select Short Corporate Income Fund	3,349,629	4,016,503	3,968,702
VP – Select Small Cap Value Fund	900,599	954,957	856,748
VP – Seligman Global Technology Fund	2,277,297	1,706,153	1,183,541
VP – Small Cap Value Discovery Fund	3,649,949	4,366,704	4,402,734
VP – Small Company Growth Fund	2,007,764	2,610,405	2,493,922
VP – Strategic Income Fund	1,208,223	1,044,047	872,971
VP – T. Rowe Price Large Cap Value Fund	13,806,059	12,514,230	11,578,178
VP – TCW Total Return Bond Fund	13,892,569	14,717,936	14,613,693
VP – U.S. Flexible Conservative Growth Fund	665,211	723,087	669,536
VP – U.S. Flexible Growth Fund	8,545,113	8,923,332	7,538,928
VP – U.S. Flexible Moderate Growth Fund	4,261,649	4,518,952	3,974,480
VP – U.S. Government Mortgage Fund	5,848,478	3,927,677	3,744,151
VP – Victory Sycamore Established Value Fund	3,387,520	3,559,845	3,594,566
VP – Wellington Large Cap Value Fund	7,174,242	9,994,730	9,696,414
VP – Westfield Mid Cap Growth Fund	2,405,285	2,536,402	2,687,679
VP – Westfield Select Large Cap Growth Fund	11,628,327	7,522,171	8,785,274
(a)
For the period from April 1, 2025 to December 31, 2025.
Manager of Managers Exemption
The SEC has issued an exemptive order (the Order) that permits the Investment Manager, subject to the approval of the Board and conditions of the Order, to hire subadvisers, by entering into subadvisory agreements with them, and to materially change the terms of those subadvisory agreements, including the subadvisory fees paid thereunder, without seeking approval of the Fund’s shareholders and thereby avoiding the expense and delays associated with obtaining such approval (the Manager of Managers Structure). For Funds that began operations (see About the Trusts) prior to September 2017, the Order covers unaffiliated subadvisers; for Funds that have commenced operations since September 2017, the Order covers unaffiliated subadvisers and subadvisers that are indirect or direct wholly-owned subsidiaries of the Investment Manager or sister companies of the Investment Manager that are indirect or direct wholly-owned subsidiaries of Ameriprise Financial. In addition to the Order, the Funds may rely on any other current or future laws, rules, or regulatory guidance from the SEC or its staff applicable to a Manager of Managers Structure.
The SEC has issued a separate exemptive order that permits the Board to approve new subadvisory agreements or material changes to existing subadvisory agreements at a meeting that is not in person, provided that the conditions of the order are satisfied. These conditions include, among others, the requirements that (i) the Trustees will be able to participate in the meeting using a means of communication that allows them to hear each other simultaneously during the meeting, (ii) management will represent that the materials provided to the Board include the same information the Board would have received if approval were sought at an in-person Board meeting, (iii) Trustees will have the opportunity to object to considering the proposal at a non-in-person meeting (in which case the Board will consider the proposal at an in-person meeting unless the objection is rescinded) and (iv) the need for considering the proposal at a non-in-person meeting will be explained to the Board.
The Investment Manager and its affiliates may have other relationships, including significant financial relationships, with current or potential subadvisers and/or their affiliates, which may create certain conflicts of interest. When making recommendations to the Board to appoint or to change a subadviser, or to change the terms of a subadvisory agreement, the Investment Manager discloses to the Board the nature of any such material relationships.
Statement of Additional Information – May 1, 2026

Subadvisory Agreements
The assets of certain Funds are managed by subadvisers that have been selected by the Investment Manager, subject to the review and approval of the Board. Generally, the Investment Manager recommends a subadviser to the Board based upon its assessment of the skills of the subadvisers in managing other assets in accordance with objectives and investment strategies substantially similar to those of the applicable Fund. Among other responsibilities, the Investment Manager (i) monitors on a daily basis the compliance of the subadviser with the investment objectives and related policies of the Fund, (ii) assesses changes to the subadvisers' business brought to the Investment Manager’s attention by the subadviser or otherwise publicly announced, (iii) performs due diligence reviews of the subadviser, (iv) monitors the performance of and any risk management parameters established for each subadviser with respect to a Fund, and (v) regularly provides reports on such performance to the Board. Short-term investment performance is not the only factor in selecting or terminating a subadviser, and the Investment Manager does not expect to make frequent changes of subadvisers.
The Investment Manager allocates the assets of a Fund with multiple subadvisers among the subadvisers. Each subadviser has discretion, subject to oversight by the Board and the Investment Manager, to purchase and sell portfolio assets, consistent with the Fund’s investment objective, policies, and restrictions. Generally, the services that a subadviser provides to the Fund are limited to asset management and related recordkeeping services.
The Investment Manager has entered into a subadvisory agreement with each subadviser under which the subadviser provides investment advisory and portfolio management assistance to all or a portion of the Fund’s portfolio, as well as investment research and statistical information, subject to the oversight by the Investment Manager. A subadviser may also serve as a discretionary or non-discretionary investment adviser to management or advisory accounts that are unrelated in any manner to the Investment Manager or its affiliates. The Investment Manager compensates each subadviser of a Fund out of the management services fees it receives from the Fund. This could create an incentive for the Investment Manager to select, or allocate assets to, subadvisers with lower fee rates, select subadvisers that are affiliated with the Investment Manager, or manage assets directly.
Each subadvisory agreement, and any material change thereto, is approved by the Board, including a majority of the Independent Trustees. Additionally, in relying on the Order (see Manager of Managers Exemption above) when recommending the hiring, termination, and replacement of subadvisers, the Investment Manager provides the Board with information showing the expected impact of any proposed subadviser hiring or termination on the profitability of the Investment Manager.
With respect to VP – BlackRock Global Inflation-Linked Securities Fund, BlackRock has entered into a sub-subadvisory agreement with BlackRock International Limited (BIL), an affiliate of BlackRock. BIL assists in providing day-to-day portfolio management to the Fund pursuant to the sub-subadvisory agreement. BlackRock will pay BIL for its services.
With respect to VP – Fidelity Institutional AM® Total Bond Fund, FIAM has entered into a sub-subadvisory agreement with FMR Investment Management (UK) Limited (FMR UK), an affiliate of FIAM. FMR UK assists in providing day-to-day portfolio management to the Fund pursuant to the sub-subadvisory agreement. FIAM will pay FMR UK for its services.
With respect to VP – Partners International Core Equity Fund, SIMNA Inc. has entered into a sub-subadvisory agreement with Schroder Investment Management North America Limited (SIMNA Ltd.), an affiliate of SIMNA Inc. SIMNA Ltd. assists in providing day-to-day portfolio management to the Fund pursuant to the sub-subadvisory agreement. SIMNA Inc. will pay SIMNA Ltd. for its services.
The following table shows general information about subadvisers, and, with respect to Funds with a single subadviser, the subadvisory fee schedules for fees paid by the Investment Manager to subadvisers and, with respect to Funds with multiple subadvisers, the aggregate subadvisory services fee rate paid by the Investment Manager to the subadvisers for the Fund’s most recent fiscal year as a percentage of the Fund’s daily net assets (which may differ from the Fund’s current subadvisers and/or the fee rate payable by the Investment Manager during the current fiscal year), subject to any exceptions noted in the table below. The fee is calculated as a percentage of the daily net assets of the applicable Fund (or portion thereof subadvised by the applicable subadviser), subject to any exceptions as noted in the table below, and is paid monthly by the Investment Manager out of the management services fee it receives from the Fund. One or more Subadvisers may voluntarily waive a portion of their fees from time to time. The fee schedules in the table below are the contractual rates and do not reflect any such waivers. The fee rate reported in the table below for Funds with one subadviser is the rate in effect at the end of the most recently completed fiscal year end of the Fund or, if more recent, as of the date the Subadviser began managing the Fund. Historical fee rates may differ.
Statement of Additional Information – May 1, 2026

Subadvisers
Subadvisory and Sub-Subadvisory Agreement Fee Schedules or Aggregate Effective Fee Rates
Fund	Subadviser	Parent Company/Other Information	Fee Schedule or Aggregate Effective Fee Rates
VP – BlackRock Global Inflation- Linked Securities Fund	BlackRock (effective October 19, 2012)	B	0.150% on the first $250 million, declining to 0.050% as assets increase
	Sub-Subadviser: BIL (effective May 1, 2018)	O	50% of fee paid to BlackRock
VP – CenterSquare Real Estate Fund	CenterSquare (effective June 1, 2016)	N	0.400% on the first $200 million, declining to 0.300% as assets increase
VP – Fidelity Institutional AM® Total Bond Fund	FIAM (effective May 1, 2026)	B	0.120% on the first $500 million, declining to 0.050% as assets increase(a)
	Sub-Subadviser: FMR UK (effective May 1, 2026)	U	110% of the Sub-Subadviser’s costs incurred
VP – Partners Core Bond Fund	JPMIM (effective May 10, 2010) Allspring (effective May 1, 2017)	D H	0.091%(b)
VP – Partners Core Equity Fund	JPMIM (effective May 3, 2021) T. Rowe Price (effective May 20, 2019)	D G	0.179%
VP – Partners International Core Equity Fund	SIMNA Inc. (effective May 12, 2020)	P	0.310% on the first $1 billion, declining to 0.290% as assets increase
	Sub-Subadviser: SIMNA Ltd. (effective May 12, 2020)	Q	63% of fee paid to SIMNA Inc.
VP – Partners International Growth Fund	William Blair (effective May 20, 2019) Walter Scott (effective May 15, 2020)	J R	0.284%
VP – Partners International Value Fund	Pzena (effective on or about May 3, 2021) TSW (effective May 18, 2020)	C S	0.312%
VP – Partners Small Cap Growth Fund	GSAM (effective May 1, 2025) SBH (effective May 1, 2025)	T K	0.355%
VP – Partners Small Cap Value Fund	William Blair (effective on or about May 3, 2021) SBH (effective August 20, 2014)	J K	0.420%
VP – Principal Large Cap Growth Fund	PGI (effective May 1, 2022)	I	0.250% on the first $500 million, declining to 0.150% as assets increase
VP – T. Rowe Price Large Cap Value Fund	T. Rowe Price (effective November 14, 2016)	G	0.475% on the first $50 million, declining to 0.220% on all assets as asset levels increase
Statement of Additional Information – May 1, 2026

Fund	Subadviser	Parent Company/Other Information	Fee Schedule or Aggregate Effective Fee Rates
VP – TCW Total Return Bond Fund	TCW (effective March 21, 2014)	L
0.180% on the first $500 million,
declining to 0.050% as asset levels
increase (The fee is calculated
based on the combined net assets
of certain Columbia Funds subject
to the subadviser’s investment
management)

VP – Victory Sycamore Established Value Fund	Victory Capital (effective November 16, 2012)	M	0.320% on the first $400 million, declining to 0.300% as assets increase
VP – Wellington Large Cap Value Fund	Wellington (effective May 01, 2025)	F	0.190% on the first $350 million, declining to 0.180% as assets increase
VP – Westfield Mid Cap Growth Fund	Westfield (effective September 18, 2017)	E	0.400% on assets up to $250 million, declining to 0.300% as asset levels increase
VP – Westfield Select Large Cap Growth Fund	Westfield (effective May 1, 2024)	E	0.250% on assets up to $250 million, declining to 0.180% as asset levels increase
(a)
FIAM began serving as subadviser to the Fund, effective May 1, 2026. FMR UK assists in providing day-to-day portfolio management to the Fund pursuant to the sub-subadvisory agreement with FIAM. FIAM will pay FMR UK for its services.
(b)
The rate shown is the estimated aggregate effective fee rate that will be paid by the Investment Manager to the subadvisers for the Fund based on the subadvisory fee schedules effective on January 1, 2026.
A – FIAM, located at 900 Salem Street, Smithfield, Rhode Island 02917, is an indirectly held, wholly-owned subsidiary of FMR LLC and is part of Fidelity Investments.
B – BlackRock, located at 50 Hudson Yards, New York, NY 10001, is a wholly-owned subsidiary of BlackRock, Inc.
C – Pzena, located at 320 Park Avenue, 8th Floor, New York, NY 10022, is a majority employee-owned firm.
D – JPMIM, located at 270 Park Avenue, New York, NY 10017, is a wholly-owned subsidiary of JPMorgan Chase & Co.
E – Westfield, which is located at 1 Financial Center, Boston, MA 02111, is 100% employee owned.
F – Wellington, located at 280 Congress Street, Boston, MA 02210, is an indirect subsidiary of the Wellington Management Group LLP.
G – T. Rowe Price, which is located at 1307 Point Street, Baltimore, MD 21231, is a wholly-owned subsidiary of T. Rowe Price Group, Inc., each a Maryland corporation. T. Rowe Price Group, Inc. was formed in 2000 as a holding company for the T. Rowe Price-affiliated companies.
H – Allspring (formerly known as Wells Capital Management Incorporated), located at 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203, is a wholly-owned subsidiary of Allspring Global Investments Holdings, LLC (formerly known as Wells Fargo Asset Management Holdings, LLC).
I – PGI, located at 711 High Street, Des Moines, IA 50392, is an indirect subsidiary of Principal Financial Group, Inc.
J – William Blair, located at 150 North Riverside Plaza, Chicago, IL 60606, is a wholly-owned subsidiary of WBC Holdings, L.P., which is wholly-owned by current William Blair and William Blair & Company employees.
K – SBH, with principal offices at 10 S. Wacker, Suite 3100, Chicago, IL 60606, is a wholly owned subsidiary of Corient Management LLC, which is a wholly-owned subsidiary of Corient Holdings Inc. (“Corient Holdings”). Corient Holdings is a wholly-owned subsidiary of Mubadala Capital LP, which is ultimately owned by the Government of Abu Dhabi through various wholly owned intermediate entities.
L – TCW, which is located at 515 South Flower Street, Los Angeles, CA 90071, is a wholly-owned subsidiary of The TCW Group, Inc. The Carlyle Group, LP (Carlyle), a global alternative asset manager, may be deemed to be a control person of TCW by reason of its control of certain investment funds that indirectly control more than 25% of the voting stock of TCW. Carlyle also controls various other pooled investment vehicles and, indirectly, many of the portfolio companies owned by those funds.
M – Victory Capital is located at 15935 La Cantera Parkway, San Antonio, TX 78256. Victory Capital is an indirect wholly-owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation.
Statement of Additional Information – May 1, 2026

N – CenterSquare, which is headquartered at Eight Tower Bridge, 161 Washington Street, 7th Floor, Conshohocken, PA 19428, is a Delaware limited liability company and is 100% owned by CenterSquare Investment Management Holdings LLC (CSIM Holdings LLC). The majority partners of CSIM Holdings LLC include a private equity fund sponsored and managed by Lovell Minnick Partners LLC along with a limited liability company holding the investments of over 30 employees of CenterSquare.
O – BIL, located at Exchange Place One, 1 Semple Street, Edinburgh, EH3 8BL, United Kingdom, is a subsidiary of BlackRock Group Ltd.
P – SIMNA Inc., located at 7 Bryant Park, New York, NY 10018, is the United States affiliate of Schroders plc, a global asset management company and London Stock Exchange-listed financial services company. SIMNA Inc. is indirectly owned in its entirety by Schroders plc.
Q – SIMNA Ltd., located at 1 London Wall Place, London EC2Y 5AU, United Kingdom, is an affiliate of Schroders plc, a global asset management company and London Stock Exchange-listed financial services company. SIMNA Ltd. is indirectly owned in its entirety by Schroders plc.
R – Walter Scott, located at One Charlotte Square, Edinburgh, EH2 4DR, United Kingdom, is a limited liability company incorporated in Scotland and an indirect subsidiary of The Bank of New York Mellon Corporation.
S – TSW, located at 6641 West Broad Street, Suite 600, Richmond, VA, is a Delaware limited liability company and an indirect, wholly-owned subsidiary of Perpetual Limited.
T – GSAM, located at 200 West Street, New York, NY 10282, is an indirect, wholly-owned subsidiary of The Goldman Sachs Group, Inc. and an affiliate of Goldman Sachs & Co. LLC.
U – FMR UK, located at 25 Cannon Street, London, United Kingdom EC4M 5SB, is an indirect, wholly-owned subsidiary of Fidelity Management & Research Company LLC.
The following table shows the subadvisory fees paid by the Investment Manager to the then-current subadvisers in the last three fiscal periods or, if shorter, since the Fund’s commencement of operations. If a subadviser began managing a Fund after its last fiscal year end, there are no fees to report. For Funds with multiple non-affiliated subadvisers, subadvisory fees are presented on an aggregate basis in accordance with Order described above. Aggregate fees represent the total amount paid by the Investment Manager to all non-affiliated subadvisers during the applicable fiscal year and are expressed as a percentage of the Fund’s average daily net assets for that year.
		Subadvisory Fees Paid
Fund	Subadviser	2025	2024	2023
For Funds with fiscal period ending December 31
VP – BlackRock Global Inflation-Linked Securities Fund	BlackRock	$104,147	$116,075	$135,558
VP – CenterSquare Real Estate Fund	CenterSquare	572,829	755,657	747,915
VP – Fidelity Institutional AM® Total Bond Fund	FIAM(a)	N/A	N/A	N/A
	Former Subadviser: American Century (5/10/2010 – 5/1/2026)	2,715,975	2,086,199	2,017,191
VP – Partners Core Bond Fund	Subadvisers	3,721,996(e)	4,501,040(e)	4,496,751(e)
VP – Partners Core Equity Fund	Subadvisers	4,030,826(f)	5,758,827(f)	5,678,338(f)
VP – Partners International Core Equity Fund	SIMNA Inc.	5,566,450	5,809,174	5,484,117
VP – Partners International Growth Fund	Subadvisers	3,795,413(d)	4,166,824(d)	4,080,099(d)
VP – Partners International Value Fund	Subadvisers	4,340,533(b)	4,525,747(b)	4,677,850(b)
VP – Partners Small Cap Growth Fund	Subadvisers	1,225,531(g)	1,913,321(g)	2,270,171(g)
VP – Partners Small Cap Value Fund	Subadvisers	1,685,248(h)	2,193,764(h)	2,541,507(h)
VP – Principal Large Cap Growth Fund	PGI	3,877,352	4,385,477	4,315,487
VP – T. Rowe Price Large Cap Value Fund	T. Rowe Price	4,793,514	4,350,098	4,048,164
VP – TCW Total Return Bond Fund	TCW	2,081,962	2,185,083	2,249,730
VP – Victory Sycamore Established Value Fund	Victory Capital	1,404,254	1,465,982	1,491,874
Statement of Additional Information – May 1, 2026

		Subadvisory Fees Paid
Fund	Subadviser	2025	2024	2023
VP – Wellington Large Cap Value Fund	Former Subadviser: MFS (5/10/2010 – 5/1/2025)	$902,483	$3,738,733	$3,663,702
	Wellington	1,260,634(c)	N/A	N/A
VP – Westfield Mid Cap Growth Fund	Westfield	1,163,725	1,214,312	1,289,597
VP – Westfield Select Large Cap Growth Fund	Former Subadviser: MSIM (5/2/2016 – 5/1/2024)	N/A	77,974	2,805,382
	Westfield	3,290,599	2,081,890(i)	N/A
(a)
The subadviser began managing the Fund after its last fiscal year end; therefore there are no fees to report.
(b)
The fees shown represent the aggregate amount paid by the Investment Manager, with respect to the Fund, to all non-affiliated subadvisers for 2023, 2024, and 2025 which amounted to 0.338%, 0.325%, and 0.312% respectively, of the Fund’s daily net assets during the applicable fiscal year.
(c)
For the period from May 1, 2025 to December 31, 2025.
(d)
The fees shown represent the aggregate amount paid by the Investment Manager, with respect to the Fund, to all non-affiliated subadvisers for 2023, 2024, and 2025 which amounted to 0.320%, 0.303%, and 0.284% respectively, of the Fund’s daily net assets during the applicable fiscal year.
(e)
The fees shown represent the aggregate amount paid by the Investment Manager, with respect to the Fund, to all non-affiliated subadvisers for 2023, 2024, and 2025, which amounted to 0.093%, 0.094%, and 0.099% respectively, of the Fund’s daily net assets during the applicable fiscal year.
(f)
The fees shown represent the aggregate amount paid by the Investment Manager, with respect to the Fund, to all non-affiliated subadvisers for 2023, 2024, and 2025, which amounted to 0.210%, 0.199%, and 0.179% respectively, of the Fund’s daily net assets during the applicable fiscal year.
(g)
The fees shown represent the aggregate amount paid by the Investment Manager, with respect to the Fund, to all non-affiliated subadvisers for 2023, 2024, and 2025, which amounted to 0.410%, 0.404%, and 0.355% respectively, of the Fund’s daily net assets during the applicable fiscal year.
(h)
The fees shown represent the aggregate amount paid by the Investment Manager, with respect to the Fund, to all non-affiliated subadvisers for 2023, 2024, and 2025, which amounted to 0.434%, 0.426%, and 0.420% respectively, of the Fund’s daily net assets during the applicable fiscal year.
(i)
For the period from May 1, 2024 to December 31, 2024.
Portfolio Managers. The following table provides information about the portfolio managers of each Fund (other than VP – Government Money Market Fund). The references in the Potential Conflicts of Interest and the Structure of Compensation columns in the table below refer, respectively, to the descriptions in the Potential Conflicts of Interest and Structure of Compensation subsections immediately following the table. All shares of the Funds are made available only through Qualified Plans or products offered by life insurance companies, and as of December 31, 2025, no portfolio manager had an interest in shares of the Funds. In addition to the other account information disclosed in the table, portfolio managers may have accounts holding Ameriprise Financial stock options granted to them as part of their compensation.
Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
Information is as of December 31, 2025, unless otherwise noted
VP – Acorn Fund	Erika Maschmeyer	1 RIC 1 PIV 4 other accounts	$2.44 billion $4.07 million $2.11 million	None	Columbia Management	Columbia Management
	Pratyasha Rath	1 RIC 7 other accounts	$2.44 billion $1.18 million	None
VP – Acorn International Fund	Nitisha Bosamia	2 RICs 6 PIVs 6 other accounts	$1.08 billion $227.37 million $1.59 billion	None	Columbia Management	Columbia Management
	Charlotte Friedrichs	1 RIC 2 PIVs 3 other accounts	$808.36 million $1.29 billion $393.51 million	1 other account ($229.42 M)
Statement of Additional Information – May 1, 2026

Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
	Simon Haines	2 RICs 8 other accounts	$1.01 billion $2.04 billion	3 other accounts ($210.94 M)
VP – Aggressive Portfolio	Dan Boncarosky	20 RICs 25 PIVs 68 other accounts	$59.63 billion $6.24 billion $117.47 million	None	Columbia Management - FoF	Columbia Management
	Joshua Kutin	23 RICs 3 PIVs 41 other accounts	$57.71 billion $0.11 million $7.10 million	None
	Brian Virginia	15 RICs 8 other accounts	$54.61 billion $5.83 million	None
	David Weiss	19 RICs 1 PIV 51 other accounts	$54.58 billion $145.00 million $706.59 million	None
VP – Balanced Fund	Jason Callan	14 RICs 12 PIVs 794 other accounts	$22.32 billion $29.24 billion $1.90 billion	1 other account ($349.99 M)	Columbia Management	Columbia Management
	Gregory Liechty	6 RICs 12 PIVs 70 other accounts	$7.19 billion $1.31 billion $3.05 billion	None
	Guy Pope	8 RICs 7 PIVs 62 other accounts	$24.43 billion $2.15 billion $4.14 billion	2 other accounts ($3.20 B)
	Ronald Stahl	6 RICs 12 PIVs 82 other accounts	$7.19 billion $1.31 billion $4.29 billion	None
VP – BlackRock Global Inflation- Linked Securities Fund	BlackRock Sub-Subadviser: BIL: Russell Brownback	13 RICs 17 PIVs 28 other accounts	$77.32 billion $28.97 billion $13.20 billion	8 other accounts ($5.49 B)	BlackRock	BlackRock
	Harrison Segall	2 RICs 1 PIV 8 other accounts	$2.96 billion $162.5 million $3.14 billion	None
	Johan Sjogren	2 RICs 10 PIVs 8 other accounts	$2.96 billion $8.46 billion $3.14 billion	None
Statement of Additional Information – May 1, 2026

Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
VP – CenterSquare Real Estate Fund	CenterSquare: Dean Frankel	5 RICs 6 PIVs 40 other accounts	$1.43 billion $705.00 million $7.65 billion	3 other accounts ($501.00 M)	CenterSquare	CenterSquare
	Eric Rothman	4 RICs 5 PIVs 3 other accounts	$1.13 billion $221.00 million $55.00 million	None
VP – Commodity Strategy Fund	John Dempsey	2 RICs 18 other accounts	$437.98 million $881.68 million	None	Columbia Management	Columbia Management
	Matthew Ferrelli	2 RICs 4 other accounts	$917.02 million $231.79 million	None
	Marc Khalamayzer	2 RICs 1 PIV 7 other accounts	$917.02 million $231.17 million $1.57 million	None
	Gregory Liechty	6 RICs 12 PIVs 70 other accounts	$7.66 billion $1.31 billion $3.05 billion	None
	Ronald Stahl	6 RICs 12 PIVs 82 other accounts	$7.66 billion $1.31 billion $4.29 billion	None
VP – Conservative Portfolio	Dan Boncarosky	20 RICs 25 PIVs 68 other accounts	$61.44 billion $6.24 billion $117.47 million	None	Columbia Management - FoF	Columbia Management
	Joshua Kutin	23 RICs 3 PIVs 41 other accounts	$59.51 billion $0.11 million $7.10 million	None
	Brian Virginia	15 RICs 8 other accounts	$56.41 billion $5.83 million	None
	David Weiss	19 RICs 1 PIV 51 other accounts	$56.38 billion $145.00 million $706.59 million	None
VP – Contrarian Core Fund	Harvey Liu	9 other accounts	$6.95 million	None	Columbia Management	Columbia Management
	Guy Pope	8 RICs 7 PIVs 62 other accounts	$23.82 billion $2.15 billion $4.14 billion	2 other accounts ($3.20 B)
	J. Nicholas Smith	21 other accounts	$125.02 million	None
	Michael Welter	11 other accounts	$7.57 million	None
Statement of Additional Information – May 1, 2026

Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
VP – Core Equity Fund	Oleg Nusinzon	11 RICs 5 PIVs 66 other accounts	$12.48 billion $384.39 million $17.77 billion	4 other accounts ($2.54 B)	Columbia Management	Columbia Management
	Raghavendran Sivaraman	11 RICs 5 PIVs 63 other accounts	$12.48 billion $384.39 million $17.78 billion	4 other accounts ($2.54 B)
VP – Cornerstone Equity Fund	Michael Guttag	5 RICs 1 PIV 17 other accounts	$12.38 billion $33.49 million $844.14 million	None	Columbia Management	Columbia Management
	Tiffany Wade	6 RICs 4 PIVs 18 other accounts	$13.23 billion $1.48 billion $845.61 million	None
VP – Cornerstone Growth Fund	Michael Guttag	5 RICs 1 PIV 17 other accounts	$12.89 billion $33.49 million $844.14 million	None	Columbia Management	Columbia Management
	Tiffany Wade	6 RICs 4 PIVs 18 other accounts	$13.74 billion $1.48 billion $854.61 billion	None
VP – Disciplined Core Fund	Oleg Nusinzon	11 RICs 5 PIVs 66 other accounts	$8.90 billion $384.39 million $17.77 billion	4 other accounts ($2.54 B)	Columbia Management	Columbia Management
	Raghavendran Sivaraman	11 RICs 5 PIVs 63 other accounts	$8.90 billion $384.39 million $17.78 billion	4 other accounts ($2.54 B)
VP – Dividend Opportunity Fund	Yan Jin	4 RICs 1 PIV 11 other accounts	$6.88 billion $19.88 million $8.49 million	None	Columbia Management	Columbia Management
	David King	4 RICs 1 PIV 8 other accounts	$6.88 billion $19.88 million $37.29 million	None
	Grace Lee	4 RICs 1 PIV 9 other accounts	$6.88 billion $19.88 million $5.48 million	None
VP – Emerging Markets Bond Fund	Christopher Cooke	1 RIC 7 PIVs 12 other accounts	$349.48 million $3.71 billion $2.53 billion	None	Columbia Management	Threadneedle
	Adrian Hilton	1 RIC 7 PIVs 13 other accounts	$349.48 million $2.92 billion $2.29 billion	None
VP – Emerging Markets Fund	Derek Lin	3 RICs 7 PIVs 19 other accounts	$817.78 million $904.17 million $1.73 billion	None	Columbia Management	Columbia Management
Statement of Additional Information – May 1, 2026

Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
	Darren Powell	2 RICs 7 PIVs 10 other accounts	$768.16 million $904.17 million $1.73 billion	None
	Cory Unal	2 RICs 15 PIVs 10 other accounts	$768.16 million $1.80 billion $2.15 billion	None
	Perry Vickery	2 RICs 8 PIVs 19 other accounts	$768.16 million $1.10 billion $1.74 billion	None
	Dara White	3 RICs 9 PIVs 12 other accounts	$817.78 million $999.47 million $1.78 billion	None
VP – Fidelity Institutional AM® Total Bond Fund	FIAM Sub-Subadviser: FMR UK: Franco Castagliuolo(a)	28 RICs 7 PIVs 2 other accounts	$65.86 billion $8.71 billion $537.00 million	None	FIAM	FIAM
	Brian Day(a)	20 RICs 18 PIVs 29 other accounts	$236.36 billion $40.62 billion $18.93 billion	None
	Michael Foggin(a)	15 RICs 13 PIVs 6 other accounts	$22.20 billion $13.69 billion $969.00 million	None
	Benjamin Harrison(a)	20 RICs 4 PIVs 7 other accounts	$15.22 billion $2.99 billion $491.00 million	None
	Celso Muñoz(a)	23 RICs 21 PIVs 29 other accounts	$253.75 billion $41.09 billion $18.93 billion	None
	Michael Plage(a)	20 RICs 16 PIVs 29 other accounts	$236.36 billion $39.36 billion $18.93 billion	None
	Julian Potenza(a)	16 RICs 6 PIVs 51 other accounts	$34.00 billion $21.67 billion $20.50 billion	None
	Stacie Ware(a)	21 RICs 18 PIVs 29 other accounts	$236.41 billion $40.62 billion $18.93 billion	None
VP – High Yield Bond Fund	Daniel DeYoung	5 RICs 2 PIVs 8 other accounts	$3.15 billion $11.33 billion $378.99 million	None	Columbia Management	Columbia Management
	Spencer Sutcliffe	3 RICs 13 other accounts	$2.41 billion $1.46 billion	None
Statement of Additional Information – May 1, 2026

Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
VP – Income Opportunities Fund	Daniel DeYoung	5 RICs 2 PIVs 8 other accounts	$2.92 billion $11.33 billion $378.99 million	None	Columbia Management	Columbia Management
	Spencer Sutcliffe	3 RICs 13 other accounts	$2.18 billion $1.46 billion	None
VP – Intermediate Bond Fund	Ed Al-Hussainy	3 RICs 2 PIVs 10 other accounts	$4.48 billion $355.23 million $1.34 billion	None	Columbia Management	Columbia Management
	Jason Callan	14 RICs 12 PIVs 794 other accounts	$20.06 billion $29.24 billion $1.90 billion	1 other account ($349.99 M)
	Alex Christensen	7 RICs 4 PIVs 953 other accounts	$11.61 billion $952.06 million $2.10 billion	None
	Gene Tannuzzo	8 RICs 3 PIVs 795 other accounts	$12.04 billion $393.32 million $1.88 billion	None
VP – Large Cap Index Fund	Christopher Lo	16 RICs 9 other accounts	$15.00 billion $3.83 million	None	Columbia Management	Columbia Management
	Shirley Wang	3 RICs 2 other accounts	$7.95 billion $1.47 million	None
VP - Long Government/Credit Bond Fund	John Dawson	9 RICs 1 PIV 25 other accounts	$4.76 billion $28.40 million $3.83 billion	None	Columbia Management	Columbia Management
	Tom Murphy	9 RICs 17 PIVs 29 other accounts	$4.76 billion $37.11 billion $3.86 billion	None
	Royce Wilson	9 RICs 1 PIV 21 other accounts	$4.76 billion $28.40 million $3.83 billion	None
VP – Managed Risk Fund	Dan Boncarosky	20 RICs 25 PIVs 68 other accounts	$61.98 billion $6.24 billion $117.47 million	None	Columbia Management - FoF	Columbia Management
	Joshua Kutin	23 RICs 3 PIVs 41 other accounts	$60.06 billion $0.11 million $7.10 million	None
	Brian Virginia	15 RICs 8 other accounts	$56.96 billion $5.83 million	None
	David Weiss	19 RICs 1 PIV 51 other accounts	$56.92 billion $145.00 million $706.59 million	None
Statement of Additional Information – May 1, 2026

Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
VP – Managed Risk U.S. Fund	Dan Boncarosky	20 RICs 25 PIVs 68 other accounts	$61.83 billion $6.24 billion $117.47 million	None	Columbia Management - FoF	Columbia Management
	Joshua Kutin	23 RICs 3 PIVs 41 other accounts	$59.91 billion $0.11 million $7.10 million	None
	Brian Virginia	15 RICs 8 other accounts	$56.81 billion $5.83 million	None
	David Weiss	19 RICs 1 PIV 51 other accounts	$56.77 billion $145.00 million $706.59 million	None
VP – Moderate Portfolio	Dan Boncarosky	20 RICs 25 PIVs 68 other accounts	$48.50 billion $6.24 billion $117.47 million	None	Columbia Management - FoF	Columbia Management
	Joshua Kutin	23 RICs 3 PIVs 41 other accounts	$46.58 billion $0.11 million $7.10 million	None
	Brian Virginia	15 RICs 8 other accounts	$43.47 billion $5.83 million	None
	David Weiss	19 RICs 1 PIV 51 other accounts	$43.44 billion $145.00 million $706.59 million	None
VP – Moderately Aggressive Portfolio	Dan Boncarosky	20 RICs 25 PIVs 68 other accounts	$56.08 billion $6.24 billion $117.47 million	None	Columbia Management - FoF	Columbia Management
	Joshua Kutin	23 RICs 3 PIVs 41 other accounts	$54.16 billion $0.11 million $7.10 million	None
	Brian Virginia	15 RICs 8 other accounts	$51.06 billion $5.83 million	None
	David Weiss	19 RICs 1 PIV 51 other accounts	$51.02 billion $145.00 million $706.59 million	None
VP – Moderately Conservative Portfolio	Dan Boncarosky	20 RICs 25 PIVs 68 other accounts	$60.26 billion $6.24 billion $117.47 million	None	Columbia Management - FoF	Columbia Management
	Joshua Kutin	23 RICs 3 PIVs 41 other accounts	$58.34 billion $0.11 million $7.10 million	None
	Brian Virginia	15 RICs 8 other accounts	$55.24 billion $5.83 million	None
Statement of Additional Information – May 1, 2026

Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
	David Weiss	19 RICs 1 PIV 51 other accounts	$55.20 billion $145.00 million $706.59 million	None
VP – MV Conservative Fund	Dan Boncarosky	20 RICs 25 PIVs 68 other accounts	$61.66 billion $6.24 billion $117.47 million	None	Columbia Management - FoF	Columbia Management
	Joshua Kutin	23 RICs 3 PIVs 41 other accounts	$59.74 billion $0.11 million $7.10 million	None
	Brian Virginia	15 RICs 8 other accounts	$56.64 billion $5.83 million	None
	David Weiss	19 RICs 1 PIV 51 other accounts	$56.60 billion $145.00 million $706.59 million	None
VP – MV Conservative Growth Fund	Dan Boncarosky	20 RICs 25 PIVs 68 other accounts	$61.12 billion $6.24 billion $117.47 million	None	Columbia Management - FoF	Columbia Management
	Joshua Kutin	23 RICs 3 PIVs 41 other accounts	$59.19 billion $0.11 million $7.10 million	None
	Brian Virginia	15 RICs 8 other accounts	$56.09 billion $5.83 million	None
	David Weiss	19 RICs 1 PIV 51 other accounts	$56.06 billion $145.00 million $706.59 million	None
VP – MV Growth Fund	Dan Boncarosky	20 RICs 25 PIVs 68 other accounts	$50.94 billion $6.24 billion $117.47 million	None	Columbia Management - FoF	Columbia Management
	Joshua Kutin	23 RICs 3 PIVs 41 other accounts	$49.01 billion $0.11 million $7.10 million	None
	Brian Virginia	15 RICs 8 other accounts	$45.91 billion $5.83 million	None
	David Weiss	19 RICs 1 PIV 51 other accounts	$45.88 billion $145.00 million $706.59 million	None
VP – MV Moderate Growth Fund	Dan Boncarosky	20 RICs 25 PIVs 68 other accounts	$50.73 billion $6.24 billion $117.47 million	None	Columbia Management - FoF	Columbia Management
Statement of Additional Information – May 1, 2026

Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
	Joshua Kutin	23 RICs 3 PIVs 41 other accounts	$48.81 billion $0.11 million $7.10 million	None
	Brian Virginia	15 RICs 8 other accounts	$45.71 billion $5.83 million	None
	David Weiss	19 RICs 1 PIV 51 other accounts	$45.68 billion $145.00 million $706.59 million	None
VP – Overseas Core Fund	Fred Copper	7 RICs 1 PIV 64 other accounts	$8.28 billion $322.00 million $1.04 billion	None	Columbia Management	Columbia Management
	Paul DiGiacomo	6 RICs 1 PIV 69 other accounts	$7.43 billion $322.00 million $1.05 billion	None
	Daisuke Nomoto	6 RICs 6 PIVs 66 other accounts	$7.43 billion $2.20 billion $2.01 billion	1 other account ($298.18 M)
VP – Partners Core Bond Fund	Allspring: Maulik Bhansali	7 RICs 10 PIVs 26 other accounts	$14.06 billion $4.62 billion $14.23 billion	None	Allspring	Allspring
	Jarad Vasquez	7 RICs 10 PIVs 26 other accounts	$14.06 billion $4.62 billion $14.23 billion	None
	JPMIM: Richard Figuly	22 RICs 8 PIVs 20 other accounts	$126.02 billion $31.35 billion $9.62 billion	1 other account ($2.58 B)	JPMIM	JPMIM
	Thomas Hauser	22 RICs 21 PIVs 56 other accounts	$73.24 billion $42.83 billion $24.32 billion	2 PIVs ($14.00 M)
	Kay Herr	7 RICs 3 PIVs 5 other accounts	$44.18 billion $8.64 billion $2.05 billion	None
	Priya Misra	5 RICs 2 PIVs 10 other accounts	$37.09 billion $8.55 billion $7.90 billion	None
	Andrew Norelli	7 RICs 5 PIVs 6 other accounts	$59.49 billion $22.94 billion $2.30 billion	None
Statement of Additional Information – May 1, 2026

Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
	Vikas Pathani	14 RICs 10 PIVs 14 other accounts	$78.72 billion $32.50 billion $4.58 billion	2 other accounts ($609.00 M)
VP – Partners Core Equity Fund	JPMIM: Scott Davis	27 RICs 4 PIVs 48 other accounts	$44.49 billion $22.52 billion $25.32 billion	3 other accounts ($502.00 M)	JPMIM	JPMIM
	Shilpee Raina	27 RICs 4 PIVs 48 other accounts	$44.49 billion $22.52 billion $25.32 billion	3 other accounts ($502.00 M)
	T. Rowe Price: Shawn Driscoll	1 RIC 8 PIVs 1 other account	$17.98 billion $23.92 billion $5.48 million	None	T. Rowe Price	T. Rowe Price
VP – Partners International Core Equity Fund	SIMNA Inc. Sub-Subadviser: SIMNA Ltd.: James Gautrey	3 RICs 3 PIVs 17 other accounts	$11.66 billion $3.31 billion $6.80 billion	2 RICs ($17.12 B) 1 PIV ($69.11 M)	Schroders	Schroders
	Simon Webber	4 RICs 4 PIVs 19 other accounts	$11.72 billion $3.39 billion $7.26 billion	2 RICs ($17.12 B) 1 PIV ($69.11 M)
VP – Partners International Growth Fund	Walter Scott: Fraser Fox	5 RICs 36 PIVs 129 other accounts	$5.68 billion $23.81 billion $36.82 billion	2 PIVs ($449.00 M) 18 other accounts ($3.73 B)	Walter Scott	Walter Scott
	Jane Henderson	5 RICs 36 PIVs 129 other accounts	$5.68 billion $23.81 billion $36.82 billion	2 PIVs ($449.00 M) 18 other accounts ($3.73 B)
	Roy Leckie	5 RICs 36 PIVs 129 other accounts	$5.68 billion $23.81 billion $36.82 billion	2 PIVs ($449.00 M) 18 other accounts ($3.73 B)
	Maxim Skorniakov	5 RICs 36 PIVs 129 other accounts	$5.68 billion $23.81 billion $36.82 billion	2 PIVs ($449.00 M) 18 other accounts ($3.73 B)
	William Blair: Alaina Anderson	2 RICs 7 PIVs 23 other accounts	$2.11 billion $2.28 billion $3.05 billion	1 other account ($859.40 M)	William Blair	William Blair
Statement of Additional Information – May 1, 2026

Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
	Simon Fennell	6 RICs 10 PIVs 31 other accounts	$4.76 billion $3.49 billion $9.25 billion	1 other account ($859.40 M)
VP – Partners International Value Fund	Pzena: Rakesh Bordia	18 RICs 39 PIVs 42 other accounts	$12.27 billion $6.34 billion $12.62 billion	1 RIC ($380.00 M) 1 PIV ($499.00 M)	Pzena	Pzena
	Caroline Cai	19 RICs 68 PIVs 58 other accounts	$14.22 billion $33.80 billion $18.13 billion	2 RICs ($2.33 B) 4 PIVs ($940.00 M)
	Allison Fisch	18 RICs 39 PIVs 41 other accounts	$12.27 billion $6.34 billion $12.62 billion	1 RIC ($380.00 M) 1 PIV ($499.00 M)
	John Goetz	12 RICs 57 PIVs 47 other accounts	$10.01 billion $32.64 billion $12.24 billion	1 RIC ($1.95 B) 3 PIVs ($441.00 M) 1 other account ($131.00 M)
	TSW: Brandon Harrell	5 RICs 4 PIVs 11 other accounts	$6.47 billion $1.74 billion $4.03 billion	None	TSW	TSW
	Stedman Oakey	5 RICs 4 PIVs 11 other accounts	$6.47 billion $1.74 billion $4.03 billion	None
VP – Partners Small Cap Growth Fund	GSAM: Jessica Katz	5 RICs 1 other account	$2.18 billion $62.20 million	None	GSAM	GSAM
	Greg Tuorto	7 RICs 1 PIV 8 other accounts	$2.46 billion $237.47 million $776.52 million	None
	SBH: Mitch Begun	3 RICs 4 other accounts	$794.61 million $100.47 million	None	SBH	SBH
	Brian Fitzsimons	3 RICs 4 other accounts	$794.61 million $100.47 million	None
Statement of Additional Information – May 1, 2026

Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
VP – Partners Small Cap Value Fund	SBH: Mark Dickherber	3 RICs 118 other accounts	$503.14 million $2.27 billion	2 other accounts ($110.07 M)	SBH	SBH
	Shaun Nicholson	2 RICs 80 other accounts	$407.06 million $1.51 billion	None
	William Blair: Matthew Fleming	3 RICs 20 other accounts	$925.20 million $1.51 billion	1 other account ($339.00 M)	William Blair	William Blair
	Mark Goodman	3 RICs 20 other accounts	$925.20 million $1.51 billion	1 other account ($339.00 M)
	William Heaphy	3 RICs 20 other accounts	$925.20 million $1.51 billion	1 other account ($339.00 M)
VP – Principal Large Cap Growth Fund	PGI: K. William Nolin	6 RICs 3 PIVs 79 other accounts	$42.34 billion $3.94 billion $19.07 billion	None	PGI	PGI
	Thomas Rozycki	6 RICs 3 PIVs 79 other accounts	$42.34 billion $3.94 billion $19.07 billion	None
VP – Select Corporate Income Fund	John Dawson	9 RICs 1 PIV 25 other accounts	$3.18 billion $28.40 million $3.83 billion	None	Columbia Management	Columbia Management
	Tom Murphy	9 RICs 17 PIVs 29 other accounts	$3.18 billion $37.11 billion $3.86 billion	None
	Royce Wilson	9 RICs 1 PIV 21 other accounts	$3.18 billion $28.40 million $3.83 billion	None
VP – Select Large Cap Value Fund	Richard Taft	2 RICs 2 PIVs 267 other accounts	$3.12 billion $876.80 million $3.63 billion	None	Columbia Management	Columbia Management
	Jeffrey Wimmer	2 RICs 2 PIVs 271 other accounts	$3.12 billion $876.80 million $3.63 billion	None
Statement of Additional Information – May 1, 2026

Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
VP – Select Mid Cap Growth Fund	Daniel Cole	3 RICs 1 PIV 9 other accounts	$4.89 billion $220.32 million $32.21 million	None	Columbia Management	Columbia Management
	Wayne Collette	3 RICs 1 PIV 15 other accounts	$4.89 billion $220.32 million $33.13 million	None
	Dana Kelley	3 RICs 1 PIV 9 other accounts	$4.89 billion $220.32 million $24.47 million	None
VP – Select Mid Cap Value Fund	Kari Montanus	3 RICs 1 PIV 17 other accounts	$3.03 billion $25.23 million $327.68 million	None	Columbia Management	Columbia Management
	Jonas Patrikson	3 RICs 1 PIV 14 other accounts	$3.03 billion $25.23 million $310.03 million	None
VP – Select Short Corporate Income Fund	John Dawson	9 RICs 1 PIV 25 other accounts	$4.80 billion $28.40 million $3.83 billion	None	Columbia Management	Columbia Management
	Tom Murphy	9 RICs 17 PIVs 29 other accounts	$4.80 billion $37.11 billion $3.86 billion	None
	Royce Wilson	9 RICs 1 PIV 21 other accounts	$4.80 billion $28.40 million $3.83 billion	None
VP – Select Small Cap Value Fund	Kari Montanus	3 RICs 1 PIV 17 other accounts	$3.18 billion $25.23 million $327.68 million	None	Columbia Management	Columbia Management
	Jonas Patrikson	3 RICs 1 PIV 14 other accounts	$3.18 billion $25.23 million $310.03 million	None
VP – Seligman Global Technology Fund	Christopher Boova	2 RICs 8 other accounts	$3.79 billion $10.73 million	None	Columbia Management	Columbia Management – Tech Team
	Sanjay Devgan	2 RICs 376 other accounts	$21.51 billion $145.71 million	None
	Vimal Patel	3 RICs 1 PIV 381 other accounts	$22.18 billion $1.35 billion $750.38 million	None
	Shekhar Pramanick	3 RICs 378 other accounts	$22.18 billion $150.99 million	None
	Sanjiv Wadhwani	1 RIC 6 other accounts	$3.12 billion $6.89 million	None
Statement of Additional Information – May 1, 2026

Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
	Paul Wick	3 RICs 3 PIVs 382 other accounts	$22.18 billion $3.36 billion $2.80 billion	2 PIVs ($2.00 B) 1 other account ($1.47 B)
VP – Small Cap Value Discovery Fund	Jeremy Javidi	3 RICs 2 PIVs 14 other accounts	$2.78 billion $461.10 million $80.14 million	None	Columbia Management	Columbia Management
	Bryan Lassiter	3 RICs 2 PIVs 9 other accounts	$2.78 billion $461.10 million $66.90 million	None
VP – Small Company Growth Fund	Daniel Cole	3 RICs 1 PIV 9 other accounts	$5.13 billion $220.32 million $32.21 million	None	Columbia Management	Columbia Management
	Wayne Collette	3 RICs 1 PIV 15 other accounts	$5.13 billion $220.32 million $33.13 million	None
	Dana Kelley	3 RICs 1 PIV 9 other accounts	$5.13 billion $220.32 million $24.47 million	None
VP – Strategic Income Fund	Jason Callan	14 RICs 12 PIVs 794 other accounts	$22.67 billion $29.24 billion $1.90 billion	1 other account ($349.99 M)	Columbia Management	Columbia Management
	Alex Christensen	7 RICs 4 PIVs 953 other accounts	$14.22 billion $952.06 million $2.10 billion	None
	Gene Tannuzzo	8 RICs 3 PIVs 795 other accounts	$14.65 billion $393.32 million $1.88 billion	None
VP – T. Rowe Price Large Cap Value Fund	T. Rowe Price: John Linehan	12 RICs 29 PIVs 9 other accounts	$31.70 billion $32.27 billion $2.72 billion	None	T. Rowe Price	T. Rowe Price
	Melanie Rizzo(b)	None	None	None
	Gabriel Solomon	3 RICs 16 PIVs 4 other accounts	$5.99 billion $6.40 billion $2.39 billion	None
Statement of Additional Information – May 1, 2026

Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
VP – TCW Total Return Bond Fund	TCW: Jerry Cudzil	23 RICs 40 PIVs 162 other accounts	$69.86 billion $17.37 billion $57.26 billion	10 PIVs ($4.00 B) 5 other accounts ($3.08 B)	TCW	TCW
	Ruben Hovhannisyan	24 RICs 18 PIVs 143 other accounts	$69.68 billion $9.41 billion $46.32 billion	1 PIV ($186.70 M) 5 other accounts ($3.08 B)
	Bryan Whalen	24 RICs 31 PIVs 192 other accounts	$71.25 billion $12.33 billion $70.95 billion	3 PIVs ($445.90 M) 10 other accounts ($7.09 B)
VP – U.S. Flexible Conservative Growth Fund	Dan Boncarosky	20 RICs 25 PIVs 68 other accounts	$61.91 billion $6.24 billion $117.47 million	None	Columbia Management - FoF	Columbia Management
	Joshua Kutin	23 RICs 3 PIVs 41 other accounts	$59.99 billion $0.11 million $7.10 million	None
	Brian Virginia	15 RICs 8 other accounts	$56.89 billion $5.83 million	None
	David Weiss	19 RICs 1 PIV 51 other accounts	$56.86 billion $145.00 million $706.59 million	None
VP – U.S. Flexible Growth Fund	Dan Boncarosky	20 RICs 25 PIVs 68 other accounts	$57.82 billion $6.24 billion $117.47 million	None	Columbia Management - FoF	Columbia Management
	Joshua Kutin	23 RICs 3 PIVs 41 other accounts	$55.89 billion $0.11 million $7.10 million	None
	Brian Virginia	15 RICs 8 other accounts	$52.79 billion $5.83 million	None
	David Weiss	19 RICs 1 PIV 51 other accounts	$52.76 billion $145.00 million $706.59 million	None
VP – U.S. Flexible Moderate Growth Fund	Dan Boncarosky	20 RICs 25 PIVs 68 other accounts	$60.16 billion $6.24 billion $117.47 million	None	Columbia Management - FoF	Columbia Management
	Joshua Kutin	23 RICs 3 PIVs 41 other accounts	$58.23 billion $0.11 million $7.10 million	None
Statement of Additional Information – May 1, 2026

Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
	Brian Virginia	15 RICs 8 other accounts	$55.13 billion $5.83 million	None
	David Weiss	19 RICs 1 PIV 51 other accounts	$55.10 billion $145.00 million $706.59 million	None
VP – U.S. Government Mortgage Fund	Jason Callan	14 RICs 12 PIVs 794 other accounts	$21.50 billion $29.24 billion $1.90 billion	1 other account ($349.99 M)	Columbia Management	Columbia Management
	Tom Heuer	4 RICs 5 other accounts	$3.82 billion $9.74 million	None
	Ryan Osborn	4 RICs 5 other accounts	$3.89 billion $6.59 million	None
VP – Victory Sycamore Established Value Fund	Victory Capital: James Albers	9 RICs 7 PIVs 16 other accounts	$24.05 billion $1.68 billion $2.25 billion	None	Victory Capital	Victory Capital
	Gregory Conners	9 RICs 7 PIVs 16 other accounts	$24.05 billion $1.68 billion $2.25 billion	None
	Gary Miller	9 RICs 7 PIVs 16 other accounts	$24.05 billion $1.68 billion $2.25 billion	None
	Michael Rodarte	9 RICs 7 PIVs 16 other accounts	$24.05 billion $1.68 billion $2.25 billion	None
VP – Wellington Large Cap Value Fund	Wellington: Matthew Baker	5 RICs 5 PIVs 1 other account	$23.11 billion $1.54 billion $65.40 million	None	Wellington	Wellington
	Nataliya Kofman	4 RICs 13 PIVs 6 other accounts	$24.61 billion $3.47 billion $1.32 billion	1 RIC ($2.76 B) 1 PIV ($255.00 M)
Statement of Additional Information – May 1, 2026

Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
VP – Westfield Mid Cap Growth Fund	Westfield: Richard Lee	9 RICs 9 PIVs 218 other accounts	$4.92 billion $3.58 billion $12.17 billion	23 other accounts ($2.81 B)	Westfield	Westfield
	William Muggia	12 RICs 13 PIVs 260 other accounts	$6.85 billion $3.73 billion $13.58 billion	1 PIV ($36.00 M) 26 other accounts ($3.76 B)
	Matthew Renna	10 RICs 11 PIVs 218 other accounts	$4.95 billion $3.66 billion $12.17 billion	23 other accounts ($2.81 B)
	Edward Richardson	9 RICs 9 PIVs 218 other accounts	$4.92 billion $3.58 billion $12.17 billion	23 other accounts ($2.81 B)
VP - Westfield Select Large Cap Growth Fund	Westfield: William Muggia	12 RICs 13 PIVs 260 other accounts	$5.42 billion $3.73 billion $13.58 billion	1 PIV ($36.00 M) 26 other accounts ($3.76 B)	Westfield	Westfield
*
RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**
Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(a)
The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of February 28, 2026.
(b)
The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of March 31, 2026.
Potential Conflicts of Interest
Allspring: Allspring’s portfolio managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Allspring has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.
The portfolio managers face inherent conflicts of interest in their day-to-day management of the Fund and other accounts because the Fund may have different investment objectives, strategies and risk profiles than the other accounts managed by the portfolio managers. For instance, to the extent that the portfolio managers manage accounts with different investment strategies than the Fund, they may from time to time be inclined to purchase securities, including initial public offerings, for one account but not for the Fund. Additionally, some of the accounts managed by the portfolio managers may have different fee structures, including performance fees, which are or have the potential to be higher or lower, in some cases significantly higher or lower, than the fees paid by the Fund. The differences in fee structures may provide an incentive to the portfolio managers to allocate more favorable trades to the higher-paying accounts.
To minimize the effects of these inherent conflicts of interest, Allspring has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, that they believe address the potential conflicts associated with managing portfolios for multiple clients and are designed to ensure that all clients are treated fairly and equitably. Accordingly, security block purchases are allocated to all accounts with similar objectives in a fair and equitable manner. Furthermore, Allspring has adopted a Code of Ethics under Rule 17j-1 under the 1940 Act and Rule 204A-1 under the Investment Advisers Act of 1940 (the “Advisers Act”) to address potential conflicts associated with managing the Fund and any personal accounts the portfolio managers may maintain.
BlackRock: BlackRock has built a professional working environment, firm-wide compliance culture and compliance procedures and systems designed to protect against potential incentives that may favor one account over another. BlackRock has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio
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transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, BlackRock furnishes investment management and advisory services to numerous clients in addition to the Fund, and BlackRock may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts which are hedge funds or have performance or higher fees paid to BlackRock, or in which portfolio managers have a personal interest in the receipt of such fees), which may be the same as or different from those made to the Fund. In addition, BlackRock, its affiliates and significant shareholders and any officer, director, shareholder or employee may or may not have an interest in the securities whose purchase and sale BlackRock recommends to the Fund. BlackRock, or any of its affiliates or significant shareholders, or any officer, director, shareholder, employee or any member of their families may take different actions than those recommended to the Fund by BlackRock with respect to the same securities. Moreover, BlackRock may refrain from rendering any advice or services concerning securities of companies of which any of BlackRock’s (or its affiliates’ or significant shareholders’) officers, directors or employees are directors or officers, or companies as to which BlackRock or any of its affiliates or significant shareholders or the officers, directors and employees of any of them has any substantial economic interest or possesses material non-public information. Certain portfolio managers also may manage accounts whose investment strategies may at times be opposed to the strategy utilized for a fund. It should also be noted that Messrs. Brownback and Segall may be managing hedge fund and/or long only accounts, or may be part of a team managing hedge fund and/or long only accounts, subject to incentive fees. Messrs. Brownback and Segall may therefore be entitled to receive a portion of any incentive fees earned on such accounts.
As a fiduciary, BlackRock owes a duty of loyalty to its clients and must treat each client fairly. When BlackRock purchases or sells securities for more than one account, the trades must be allocated in a manner consistent with its fiduciary duties. BlackRock attempts to allocate investments in a fair and equitable manner among client accounts, with no account receiving preferential treatment. To this end, BlackRock has adopted policies that are intended to ensure reasonable efficiency in client transactions and provide BlackRock with sufficient flexibility to allocate investments in a manner that is consistent with the particular investment discipline and client base, as appropriate.
Sub-Subadviser BIL: For Potential Conflicts of Interest information, reference Potential Conflicts of Interest: BlackRock.

CenterSquare: From time to time, potential conflicts of interest may arise between a portfolio manager’s management of the investments of the Fund, on the one hand, and the management of other accounts, on the other. The portfolio managers oversee the investment of various types of accounts in the same strategy, such as mutual funds, pooled investment vehicles and separate accounts for individuals and institutions. Investment decisions generally are applied to all accounts utilizing that particular strategy, taking into consideration client restrictions, instructions and individual needs. A portfolio manager may manage an account whose fees may be higher or lower than the fee charged to the Fund to provide for varying client circumstances. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, and the aggregation and allocation of client trades. Additionally, the management of the Fund and other accounts may result in a portfolio manager devoting unequal time and attention to the management of the Fund or other accounts.
During the normal course of managing assets for multiple clients of varying types and asset levels, the portfolio managers may encounter conflicts of interest, that could, if not properly addressed, be harmful to one or more of our clients. Those of a material nature that are encountered most frequently involve security selection, employee personal securities trading, proxy voting and the allocation of securities. To mitigate these conflicts and ensure its clients are not impacted negatively by the adverse actions of CenterSquare or its employees, CenterSquare has implemented a series of policies including, but not limited to, its Code of Ethics, which addresses avoidance of conflicts of interest and includes the firm’s personal security trading policies, which addresses personal security trading and requires the use of approved brokers, Trade Allocation/Aggregation Policy, which addresses fairness of trade allocation to client accounts, and the Proxy and Trade Error Policies which are designed to prevent and detect conflicts when they occur. CenterSquare reasonably believes that these and other policies combined with the periodic review and testing performed by its compliance professionals adequately protects the interest of its clients. A portfolio manager may also face other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict of interest that could be deemed to exist in managing both the Fund and the other accounts listed above.

Columbia Management: Like other investment professionals with multiple clients, a Fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both the Fund and other accounts at the same time. The Investment Manager and the Funds have adopted compliance policies and procedures that attempt to address certain of the potential conflicts that portfolio managers face in this regard. Certain of these conflicts of interest are summarized below.
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The management of funds or other accounts with different advisory fee rates and/or fee structures, including accounts, such as the Investment Manager’s hedge funds, that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest for a portfolio manager by creating an incentive to favor accounts that pay higher fees, including performance fee accounts, such that the portfolio manager may have an incentive to allocate attractive investments disproportionately to performance fee accounts.
Similar conflicts of interest also may arise when a portfolio manager has personal investments in other accounts that may create an incentive to favor those accounts. When the Investment Manager determines it necessary or appropriate in order to ensure compliance with restrictions on joint transactions under the 1940 Act, a Fund may not be able to invest in privately-placed securities in which other accounts advised by the Investment Manager using a similar style, including performance fee accounts, are able to invest, even when the Investment Manager believes such securities would otherwise represent attractive investment opportunities. As a general matter and subject to the Investment Manager’s Code of Ethics and certain limited exceptions, including for investments in the Investment Manager’s hedge funds, the Investment Manager’s investment professionals do not have the opportunity to invest in client accounts, other than the Funds.
A portfolio manager who is responsible for managing multiple funds and/or accounts may devote unequal time and attention to the management of those Funds and/or accounts. The effects of this potential conflict may be more pronounced where Funds and/or accounts managed by a particular portfolio manager have different investment strategies.
A portfolio manager may be able to select or influence the selection of the broker/dealers that are used to execute securities transactions for the Funds. A portfolio manager’s decision as to the selection of broker/dealers could produce disproportionate costs and benefits among the Funds and the other accounts the portfolio manager manages.
A potential conflict of interest may arise when a portfolio manager buys or sells the same securities for a Fund and other accounts. On occasions when a portfolio manager considers the purchase or sale of a security to be in the best interests of a Fund as well as other accounts, the Investment Manager’s trading desk may, to the extent consistent with applicable laws and regulations, aggregate the securities to be sold or bought in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to a Fund or another account if a portfolio manager favors one account over another in allocating the securities bought or sold. The Investment Manager and its Participating Affiliates may coordinate their trading operations for certain types of securities and transactions pursuant to personnel-sharing agreements or similar intercompany arrangements. However, typically the Investment Manager does not coordinate trading activities with a Participating Affiliate with respect to accounts of that Participating Affiliate unless such Participating Affiliate is also providing trading services for accounts managed by the Investment Manager. Similarly, a Participating Affiliate typically does not coordinate trading activities with the Investment Manager with respect to accounts of the Investment Manager unless the Investment Manager is also providing trading services for accounts managed by such Participating Affiliate. As a result, it is possible that the Investment Manager and its Participating Affiliates may trade in the same instruments at the same time, in the same or opposite direction or in different sequence, which could negatively impact the prices paid by the Fund on such instruments. Additionally, in circumstances where trading services are being provided on a coordinated basis for the Investment Manager’s accounts (including the Funds) and the accounts of one or more Participating Affiliates in accordance with applicable law, it is possible that the allocation opportunities available to the Funds may be decreased, especially for less actively traded securities, or orders may take longer to execute, which may negatively impact Fund performance.
“Cross trades,” in which a portfolio manager sells a particular security held by a Fund to another account (potentially saving transaction costs for both accounts), could involve a potential conflict of interest if, for example, a portfolio manager is permitted to sell a security from one account to another account at a higher price than an independent third party would pay. The Investment Manager and the Funds have adopted compliance procedures that provide that any transactions between a Fund and another account managed by the Investment Manager are to be made at a current market price, consistent with applicable laws and regulations.
Another potential conflict of interest may arise based on the different investment objectives and strategies of a Fund and other accounts managed by its portfolio manager(s). Depending on another account’s objectives and other factors, a portfolio manager may give advice to and make decisions for a Fund that may differ from advice given, or the timing or nature of decisions made, with respect to another account. A portfolio manager’s investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a portfolio manager may buy or sell a particular security for certain accounts, and not for a Fund, even though it could have been bought or sold for the Fund at the same time. A portfolio manager also may buy a particular security for one or more accounts when one or more other accounts are selling the security (including short sales). There may be circumstances when a portfolio manager’s purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts, including the Funds.
To the extent a Fund invests in underlying funds, a portfolio manager will be subject to the potential conflicts of interest described in Potential Conflicts of Interest – Columbia Management – FOF (Fund-of-Funds) below.
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A Fund’s portfolio manager(s) also may have other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could exist in managing the Fund and other accounts. Many of the potential conflicts of interest to which the Investment Manager’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the investment management activities of the Investment Manager and its affiliates.
In addition, a portfolio manager’s responsibilities may include working as a securities analyst. This dual role may give rise to conflicts with respect to making investment decisions for accounts that he/she manages versus communicating his/her analyses to other portfolio managers concerning securities that he/she follows as an analyst.

Columbia Management – FoF (Fund-of-Funds): Management of funds-of-funds differs from that of the other Funds. The portfolio management process is set forth generally below and in more detail in the Funds’ prospectus.
Portfolio managers of the fund-of-funds may be involved in determining each funds-of-fund’s allocation among the three main asset classes (equity, fixed income and cash) and the allocation among investment categories within each asset class, as well as each funds-of-fund’s allocation among the underlying funds.
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Because of the structure of the funds-of-funds, the potential conflicts of interest for the portfolio managers may be different than the potential conflicts of interest for portfolio managers who manage other Funds.
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The Investment Manager and its affiliates may receive higher compensation as a result of allocations to underlying funds with higher fees.
In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the Fund. The Investment Manager has in place a Code of Ethics that is designed to address conflicts and that, among other things, imposes restrictions on the ability of the portfolio managers and other “investment access persons” to invest in securities that may be recommended or traded in the Fund and other client accounts.
To the extent a fund-of-funds invest in securities and instruments other than other Funds, the portfolio manager is subject to the potential conflicts of interest described in Potential Conflicts of Interest – Columbia Management above.
A Fund’s portfolio manager(s) also may have other potential conflicts of interest in managing the Fund, and the description above is not a complete description of every conflict that could exist in managing the fund and other accounts. Many of the potential conflicts of interest to which the Investment Manager’s portfolio managers are subject are essentially the same or similar to the potential conflicts of interest related to the Investment Management activities of the Investment Manager and its affiliates.
FIAM: A portfolio manager's compensation plan may give rise to potential conflicts of interest. A portfolio manager's compensation is linked to the pre-tax performance of the fund, rather than its after-tax performance. A portfolio manager's base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to marketing efforts, which together indirectly link compensation to sales. When a portfolio manager takes over a fund or an account, the time period over which performance is measured may be adjusted to provide a transition period in which to assess the portfolio. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different objectives, benchmarks, time horizons, and fees as a portfolio manager must allocate time and investment ideas across multiple funds and accounts. In addition, a fund's trade allocation policies and procedures may give rise to conflicts of interest if the fund's orders do not get fully executed due to being aggregated with those of other accounts managed by FIAM or an affiliate. A portfolio manager may execute transactions for another fund or account that may adversely impact the value of securities held by a fund. Securities selected for other funds or accounts may outperform the securities selected for the fund. Portfolio managers may be permitted to invest in the funds they manage, even if a fund is closed to new investors. Trading in personal accounts, which may give rise to potential conflicts of interest, is restricted by the Code of Ethics applicable to the portfolio manager.
Portfolio managers may receive interests in certain funds or accounts managed by FIAM or one of its affiliated advisers (collectively, "Proprietary Accounts"). A conflict of interest situation is presented where a portfolio manager considers investing a client account in securities of an issuer in which FIAM, its affiliates or their (or their fund clients') respective directors, officers or employees already hold a significant position for their own account, including positions held indirectly through Proprietary Accounts. Because the 1940 Act, as well as other applicable laws and regulations, restricts certain transactions between affiliated entities or between an advisor and its clients, client accounts managed by FIAM or its affiliates, including accounts sub-advised by third parties, are, in certain circumstances, prohibited from participating in offerings of such securities (including initial public offerings and other offerings occurring before or after an issuer's initial public offering) or acquiring such securities in the secondary market. For example, ownership of a company by Proprietary
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Accounts has, in certain situations, resulted in restrictions on FIAM's and its affiliates' client accounts' ability to acquire securities in the company's initial public offering and subsequent public offerings, private offerings, and in the secondary market, and additional restrictions could arise in the future; to the extent such client accounts acquire the relevant securities after such restrictions are subsequently lifted, the delay could affect the price at which the securities are acquired.
A conflict of interest situation is presented when FIAM or its affiliates acquire, on behalf of their client accounts, securities of the same issuers whose securities are already held in Proprietary Accounts, because such investments could have the effect of increasing or supporting the value of the Proprietary Accounts. A conflict of interest situation also arises when FIAM investment advisory personnel consider whether client accounts they manage should invest in an investment opportunity that they know is also being considered by an affiliate of FIAM for a Proprietary Account, to the extent that not investing on behalf of such client accounts improves the ability of the Proprietary Account to take advantage of the opportunity. FIAM has adopted policies and procedures and maintains a compliance program designed to help manage such actual and potential conflicts of interest.
GSAM: GSAM is part of The Goldman Sachs Group, Inc. (together with its affiliates, directors, partners, trustees, managers, members, officers and employees, “Goldman Sachs”), a financial holding company. The involvement of GSAM, Goldman Sachs and their affiliates in the management of, or their interest in, other accounts and other activities of Goldman Sachs will present conflicts of interest with respect to the Fund and will, under certain circumstances, limit the Fund’s investment activities. Goldman Sachs is a worldwide, full service investment banking, broker dealer, asset management and financial services organization and a major participant in global financial markets that provides a wide range of financial services to a substantial and diversified client base that includes corporations, financial institutions, governments and individuals. Goldman Sachs acts as a broker-dealer, investment adviser, investment banker, underwriter, research provider, administrator, financier, adviser, market maker, trader, prime broker, derivatives dealer, clearing agent, lender, Custodian, counterparty, agent, principal, distributor, investor or in other commercial capacities (including portfolio companies) for accounts or companies or affiliated or unaffiliated investment funds (including pooled investment vehicles and private funds). In those and other capacities, Goldman Sachs and its affiliates advise and deal with clients and third parties in all markets and transactions and purchase, sell, hold and recommend a broad array of investments, including securities, derivatives, loans, commodities, currencies, credit default swaps, indices, baskets and other financial instruments and products for their own accounts or for the accounts of their customers and have other direct and indirect interests in the global fixed income, currency, commodity, equities, bank loans and other markets and the securities and issuers in which the Fund may directly and indirectly invest. Thus, it is expected that the Fund will have multiple business relationships with and will invest in, engage in transactions with, make voting decisions with respect to, or obtain services from entities for which Goldman Sachs and its affiliates perform or seek to perform investment banking or other services. As a Subadviser of the Fund, GSAM receives subadvisory fees from the Adviser. In addition, GSAM’s affiliates may earn fees from relationships with the Fund. Although these fees are generally based on asset levels, the fees are not directly contingent on Fund performance, and Goldman Sachs would still receive significant compensation from the Fund even if shareholders lose money. Goldman Sachs and its affiliates engage in proprietary trading and advise accounts and funds which have investment objectives similar to those of the Fund and/or which engage in and compete for transactions in the same types of securities, currencies and instruments as the Fund. Goldman Sachs and its affiliates will not have any obligation to make available any information regarding their proprietary activities or strategies, or the activities or strategies used for other accounts managed by them, for the benefit of the management of the Fund. The results of the Fund’s investment activities, therefore, will likely differ from those of Goldman Sachs, its affiliates, and other accounts managed by Goldman Sachs, and it is possible that the Fund could sustain losses during periods in which Goldman Sachs and its affiliates and other accounts achieve significant profits on their trading for proprietary or other accounts. In addition, the Fund may enter into transactions in which Goldman Sachs and its affiliates or their other clients have an adverse interest. For example, the Fund may take a long position in a security at the same time that Goldman Sachs and its affiliates or other accounts managed by GSAM or its affiliates take a short position in the same security (or vice versa). These and other transactions undertaken by Goldman Sachs, its affiliates or Goldman Sachs-advised clients may, individually or in the aggregate, adversely impact the Fund. In some cases, such adverse impacts may result from differences in timing of transactions by accounts relative to when the Fund executes transactions in the same securities. Transactions by one or more Goldman Sachs-advised clients or GSAM may have the effect of diluting or otherwise disadvantaging the values, prices or investment strategies of the Fund. The Fund’s activities will, under certain circumstances, be limited because of regulatory restrictions applicable to Goldman Sachs and its affiliates, and/or their internal policies designed to comply with such restrictions. As a global financial services firm, Goldman Sachs and its affiliates also provide a wide range of investment banking and financial services to issuers of securities and investors in securities. Goldman Sachs, its affiliates and others associated with it are expected to create markets or specialize in, have positions in and/or effect transactions in, securities of issuers held by the Fund, and will
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likely also perform or seek to perform investment banking and financial services for one or more of those issuers. Goldman Sachs and its affiliates are expected to have business relationships with and purchase or distribute or sell services or products from or to distributors, consultants or others who recommend the Fund or who engage in transactions with or for the Fund.
JPMIM: JPMIM and/or its affiliates (the Affiliates or JPMorgan) provide an array of discretionary and non-discretionary investment management services and products to institutional clients (including third-party registered investment companies (Funds)) and individual investors. The following describes potential and actual conflicts of interest that JPMorgan can face in the operation of its investment management services. This section is not, and is not intended to be, a complete enumeration or explanation of all of the potential conflicts of interest that may arise. Additional information about potential conflicts of interest regarding JPMorgan is set forth in JPMorgan’s Form ADV. A copy of Part 1 and Part 2A of JPMorgan’s Form ADV is available on the SEC’s website (www.adviserinfo.sec.gov).
Acting for Multiple Clients. The potential for conflicts of interest exists when portfolio managers manage a fund and other accounts with similar investment objectives and strategies as the fund (Other Accounts). Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities. Responsibility for managing JPMIM’s and its Affiliates clients’ portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore, portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimize the potential for conflicts of interest.
In general, JPMIM faces conflicts of interest when it renders investment advisory services to several clients and, from time to time, provides dissimilar investment advice to different clients. For example, when Funds or Other Accounts engage in short sales of the same securities held by a Fund, JPMIM could be seen as harming the performance of a Fund for the benefit of the Other Accounts engaging in short sales, if the short sales cause the market value of the securities to fall. In addition, a conflict could arise when one or more Other Accounts invest in different instruments or classes of securities of the same issuer than those in which a Fund invests. In certain circumstances, Other Accounts have different investment objectives or could pursue or enforce rights with respect to a particular issuer in which a Fund has also invested and these activities could have an adverse effect on the Fund. For example, if a Fund holds debt instruments of an issuer and an Other Account holds equity securities of the same issuer, then if the issuer experiences financial or operational challenges, the Fund (which holds the debt instrument) may seek a liquidation of the issuer, whereas the Other Account (which holds the equity securities) may prefer a reorganization of the issuer. In addition, an issuer in which the Fund invests may use the proceeds of the Fund’s investment to refinance or reorganize its capital structure which could result in repayment of debt held by JPMorgan or an Other Account. If the issuer performs poorly following such refinancing or reorganization, the Fund’s results will suffer whereas the Other Account’s performance will not be affected because the Other Account no longer has an investment in the issuer. Conflicts are magnified with respect to issuers that become insolvent. It is possible that in connection with an insolvency, bankruptcy, reorganization, or similar proceeding, a Fund will be limited (by applicable law, courts or otherwise) in the positions or actions it will be permitted to take due to other interests held or actions or positions taken by JPMorgan or Other Accounts.
Positions taken by Other Accounts may also dilute or otherwise negatively affect the values, prices or investment strategies associated with positions held by a Fund. For example, this may occur when investment decisions for a Fund are based on research or other information that is also used to support portfolio decisions by JPMIM for Other Accounts following different investment strategies or by Affiliates in managing their clients’ accounts. When an Other Account or an account managed by an Affiliate implements a portfolio decision or strategy ahead of, or contemporaneously with, similar portfolio decisions or strategies for a Fund (whether or not the portfolio decisions emanate from the same research analysis or other information), market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable investment results, and the costs of implementing such portfolio decisions or strategies could be increased or the Fund could otherwise be disadvantaged.
Investment opportunities that are appropriate for a Fund may also be appropriate for Other Accounts and there is no assurance the Fund will receive an allocation of all or a portion of those investments it wishes to pursue. JPMIM’s management of an Other Account that pays it a performance fee or a higher management fee and follows the same or similar strategy as a Fund or invests in substantially similar assets as a Fund, creates an incentive for JPMIM to favor the account paying it the potentially higher fee, e.g., in placing securities trades.
JPMIM and its Affiliates, and any of their directors, partners, officers, agents or employees, also buy, sell, or trade securities for their own accounts or the proprietary accounts of JPMorgan and/or an Affiliate. JPMorgan and/or an Affiliate, within their discretion, may make different investment decisions and take other actions with respect to their own proprietary
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accounts than those made for client accounts, including the timing or nature of such investment decisions or actions. Further, JPMorgan is not required to purchase or sell for any client account securities that it, an Affiliate or any of its employees may purchase or sell for their own accounts or the proprietary accounts of JPMorgan, or an Affiliate or its clients. JPMIM, its Affiliates and their respective directors, officers and employees face a conflict of interest as they will have income or other incentives to favor their own accounts or proprietary accounts.
Preferential Treatment. JPMIM receives more compensation with respect to certain Funds or Other Accounts than it receives with respect to a Fund, or receives compensation based in part on the performance of certain accounts. This creates a conflict of interest for JPMIM and its portfolio managers by providing an incentive to favor those accounts. Actual or potential conflicts of interest also arise when a portfolio manager has management responsibilities to more than one account or Fund, such as devotion of unequal time and attention to the management of the Funds or accounts.
Allocation and Aggregation. Potential conflicts of interest also arise with both the aggregation of trade orders and allocation of securities transactions or investment opportunities. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability, and allocation of investment opportunities raise a potential conflict of interest because JPMorgan has an incentive to allocate trades or investment opportunities to certain accounts or Funds. For example, JPMorgan has an incentive to cause accounts it manages to participate in an offering where such participation could increase JPMorgan’s overall allocation of securities in that offering. When JPMorgan serves as sub-adviser (or investment adviser) to an underlying Fund, as well as certain Funds-of-Funds, it faces certain potential conflicts of interest when allocating the assets of the sub-advised Funds-of-Fund among its underlying Funds. For example, JPMorgan has an incentive to allocate assets of the Fund-of-Funds to seed a new fund or to allocate to an underlying Fund that is small, pays higher fees to JPMorgan or to which JPMorgan has provided seed capital.
Overall Position Limits. Potential conflicts of interest also exist when JPMorgan maintains certain overall investment limitations on positions in securities or other financial instruments due to, among other things, investment restrictions imposed upon JPMorgan by law, regulation, contract or internal policies. These limitations have precluded and, in the future could preclude, a Fund from purchasing particular securities or financial instruments, even if the securities or financial instruments would otherwise meet the Fund’s objectives. For example, there are limits on the aggregate amount of investments by affiliated investors in certain types of securities that may not be exceeded without additional regulatory or corporate consent. There also are limits on the writing of options by a Fund that could be triggered based on the number of options written by JPMIM on behalf of other investment advisory clients. If certain aggregate ownership thresholds are reached or certain transactions are undertaken, the ability of a Fund to purchase or dispose of investments, or exercise rights or undertake business transactions, will be restricted.
The goal of JPMIM and its Affiliates is to meet its fiduciary obligation with respect to all clients. JPMIM and its Affiliates have policies and procedures that seek to manage conflicts. JPMIM and its Affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JPMorgan’s Codes of Ethics and JPMC’s Code of Conduct. With respect to the allocation of investment opportunities, JPMIM and its Affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:
Orders received in the same security and within a reasonable time period from a market event (e.g., a change in a security rating) are continuously aggregated on the appropriate trading desk so that new orders are aggregated with current outstanding orders, consistent with JPMIM’s duty of best execution for its clients. However, there are circumstances when it may be appropriate to execute the second order differently due to other constraints or investment objectives. Such exceptions often depend on the asset class. Examples of these exceptions, particularly in the fixed-income area, are sales to meet redemption deadlines or orders related to less liquid assets.
If aggregated trades are fully executed, accounts participating in the trade will typically be allocated their pro rata share on an average price basis. Partially filled orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. Use of average price for execution of aggregated trade orders is particularly true in the equity area. However, certain investment strategies, such as the use of derivatives, or asset classes, such as fixed-income that use individual trade executions due to the nature of the strategy or supply of the security, may not be subject to average execution price policy and would receive the actual execution price of the transaction. Additionally, some accounts may be excluded from pro rata allocations. Accounts that would receive a de minimis allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. Deviations from pro rata allocations are documented by the business. JPMorgan attempts to mitigate any potential unfairness by basing non-pro-rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JPMIM so that fair and equitable allocation will occur over time.
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Purchases of money market instruments and fixed income securities cannot always be allocated pro-rata across the accounts with the same investment strategy and objective. However JPMIM and its Affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JPMIM or its affiliates so that fair and equitable allocation will occur over time.
PGI: PGI has its own trading platform and personnel that perform trade-related functions. Where applicable, PGI trades on behalf of its own clients. Such transactions are executed in accordance with PGI’s trading policies and procedures, including, but not limited to trade allocations and order aggregation, purchase of new issues, and directed brokerage. PGI acts as discretionary investment adviser for a variety of individual accounts, ERISA accounts, mutual funds, insurance company separate accounts, and public employee retirement plans and places orders to trade portfolio securities for each of these accounts. Managing multiple accounts may give rise to potential conflicts of interest including, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. PGI has adopted and implemented policies and procedures that it believes address the potential conflicts associated with managing accounts for multiple clients and are designed to ensure that all clients are treated fairly and equitably. These procedures include allocation policies and procedures and internal review processes.
If, in carrying out the investment objectives of its respective clients, occasions arise in which PGI deems it advisable to purchase or sell the same securities for two or more client accounts at the same or approximately the same time, PGI may submit the orders to purchase or sell to a broker/dealer for execution on an aggregate or “bunched” basis. PGI will not aggregate orders unless it believes that aggregation is consistent with (1) its duty to seek best execution and (2) the terms of its investment advisory agreements. In distributing the securities purchased or the proceeds of sale to the client accounts participating in a bunched trade, no advisory account will be favored over any other account and each account that participates in an aggregated order will participate at the average share price for all transactions of PGI relating to that aggregated order on a given business day, with all transaction costs relating to that aggregated order shared on a pro rata basis.
Pzena: In Pzena's view, conflicts of interest may arise in managing the Fund's portfolio investments, on the one hand, and the portfolios of the firm's other clients and/or accounts (together "Accounts"), on the other. Set forth below is a brief description of some of the material conflicts that may arise and Pzena's policy or procedure for handling such conflicts. Although Pzena has designed such procedures to prevent and address conflicts, there is no guarantee that these procedures will detect every situation in which a conflict could arise.
The management of multiple Accounts inherently means there may be competing interests for the portfolio management team’s time and attention. Pzena seeks to minimize this by utilizing one investment approach (i.e., classic value investing), and by managing all Accounts on a product specific basis. Thus, all small cap value Accounts, whether they be institutional accounts or individual accounts, are managed using the same investment discipline, strategy and proprietary investment model.
Pzena has adopted procedures for allocating portfolio transactions across Accounts so that each Account is treated fairly. First, all orders are allocated among portfolios of the same or similar mandates at the time of trade creation/ initial order preparation. Factors affecting allocations include availability of cash to existence of client-imposed trading restrictions or prohibitions, and the tax status of the Account. Depending upon the size of the execution, Pzena may choose to allocate the executed shares through pro-rata breakdown, or on a random basis. As with all trade allocations each Account generally receives pro rata allocations of any new issue or IPO security that is appropriate for its investment objective. Permissible reasons for excluding an account from an otherwise acceptable IPO or new issue investment include the account having FINRA restricted person status, lack of available cash to make the purchase, or a client imposed trading prohibition on IPOs or on the business of the issuer.
With respect to securities transactions for the Accounts, Pzena determines which broker to use to execute each order, consistent with its duty to seek best execution. Pzena will aggregate like orders where to do so will be beneficial to the Accounts. However, with respect to certain Accounts, Pzena may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, Pzena may place separate, non-simultaneous, transactions for the Accounts, which may temporarily affect the market price of the security or the execution of the transaction to the detriment one or the other.
Conflicts of interest may arise when members of the portfolio management team transact personally in securities investments made or to be made for Accounts. To address this, Pzena has adopted a written Code of Business Conduct and Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests or its current investment strategy. The Code of Business Conduct and Ethics generally requires that most transactions in securities by Pzena’s Access Persons and certain related persons, whether or not such securities are purchased or sold on behalf of the
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Accounts, be cleared prior to execution by appropriate approving parties and compliance personnel. Securities transactions for Access Persons’ personal accounts also are subject to ongoing reporting requirements, and annual and quarterly certification requirements. An Access Person is defined to include any employee or officer of Pzena. In addition, no Access Person shall be permitted to effect a short-term trade (i.e., to purchase and subsequently sell, or to sell and subsequently purchase, within 60 calendar days) of non-exempt securities. Finally, orders for proprietary Accounts (i.e., accounts of Pzena’s principals, affiliates or employees or their immediate family which are managed by Pzena) are subject to written trade allocation procedures designed to ensure fair treatment to client accounts.
Proxy voting for Accounts’ securities holdings may also pose certain conflicts. A potential material conflict of interest could exist in the following situations: (i) Pzena manages any pension or other assets affiliated with a publicly traded company, and also holds that company’s or an affiliated company’s securities in one or more client portfolios; (ii) Pzena has a client relationship with an individual who is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios; or (iii) A Pzena officer, director or employee, or an immediate family member thereof is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios. For purposes hereof, an immediate family member is generally defined as a spouse, child, parent, or sibling. Our proxy voting policies provide for various methods of dealing with these and any other conflict scenarios subsequently identified by the firm.
Pzena manages some Accounts under performance-based fee arrangements. Pzena recognizes that this type of incentive compensation creates the risk for potential conflicts of interest. This structure may create an inherent pressure to allocate investments having a greater potential for higher returns to accounts of those clients paying a performance fee. To prevent conflicts of interest associated with managing accounts with different compensation structures, Pzena generally requires portfolio decisions to be made on a product-specific basis. Pzena also requires pre-allocation of all client orders based on specific fee-neutral criteria set forth above. Additionally, Pzena requires average pricing of all aggregated orders. Finally, Pzena has adopted a policy prohibiting portfolio managers (and all employees) from placing the investment interests of one client or a group of clients with the same investment objectives above the investment interests of any other client or group of clients with the same or similar investment objectives.
SBH: SBH has adopted policies and procedures in which conflicts of interest are identified and managed according to the firm’s compliance manual. The issues monitored by the firm’s compliance process cover a wide range of legal and regulatory elements. Some examples of the more frequent monitoring areas include employee personal trading, billing reviews, proxy voting, best-execution, electronic communication reviews, political contributions, employee holdings, and as required marketing and advertising review. SBH believes it has limited exposure to possible conflicts of interest with clients. The firm has, however, identified certain potential conflicts of interest, including (1) conflicts related to managing multiple client accounts side by side in the same or similar investment styles, such as the allocation of limited investment opportunities, the order of executing transactions when the aggregation of the order is not possible, and differences in client fees/structure, (2) investment teams obtaining investment research through client commissions (research arrangements) (3) adviser personnel and their personal investing activities, (4) proxy voting of portfolio securities on behalf of clients and (5) structure of investment team compensation. SBH has adopted policies and procedures that the firm believes address these potential conflicts of interest as well as monitoring systems and procedures to provide ongoing oversight. While there is no guarantee that such policies and procedures will be effective in all cases, SBH believes that its policies and procedures and associated controls relating to potential material conflicts of interest involving the fund and its other managed funds and accounts have been reasonably designed.
Schroders: Whenever a portfolio manager of the Fund manages other accounts, potential conflicts of interest exist, including potential conflicts between the investment strategy of the Fund and the investment strategy of the other accounts. For example, in certain instances, a portfolio manager may take conflicting positions in a particular security for different accounts, by selling a security for one account and continuing to hold it for another account. In addition, the fact that other accounts require the portfolio manager to devote less than all of his or her time to the Fund may be seen itself to constitute a conflict with the interest of the Fund.
Each portfolio manager may also execute transactions for another Fund or account at the direction of such Fund or account that may adversely impact the value of securities held by the Fund. Securities selected for Funds or accounts other than the Fund may outperform the securities selected for the Fund. Finally, if the portfolio manager identifies a limited investment opportunity that may be suitable for more than one Fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible Funds and accounts. Schroders’ policies, however, require that portfolio managers allocate investment opportunities among accounts managed by them in an equitable manner over time. Orders are normally allocated on a pro rata basis, except that in certain circumstances, such as the small size of an issue, orders will be allocated among clients in a manner believed by Schroders to be fair and equitable over time.
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The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management, which indirectly links compensation to sales. Also, potential conflicts of interest may arise since the structure of Schroders’ compensation may vary from account to account.
Schroders has adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.
T. Rowe Price: Portfolio managers at T. Rowe Price and its affiliates may manage multiple accounts. These accounts may include, among others, mutual funds, exchange-traded funds, business development companies, separate accounts (assets managed on behalf of institutions such as pension funds, colleges and universities, and foundations), offshore funds, private funds, and common trust funds. T. Rowe Price also provides nondiscretionary advice to institutional investors in the form of delivery of model portfolios. Like other investment professionals with multiple clients, a fund’s portfolio manager(s) may face certain potential conflicts of interest in connection with managing both a fund and other accounts at the same time. T. Rowe Price and the T. Rowe Price funds have adopted various compliance policies and procedures that seek to address and mitigate certain of the potential conflicts that T. Rowe Price and its investment personnel may face in this regard.
Portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, practices, and other relevant investment considerations that they believe are applicable to that portfolio. Consequently, portfolio managers may purchase (or sell) securities for one portfolio and not another portfolio. Investments made by a fund and the results achieved by a fund at any given time are not expected to be the same as those made by other funds for which T. Rowe Price acts as investment adviser, including funds with names, investment objectives and policies, and/or portfolio management teams, similar to a fund. This may be attributable to a wide variety of factors, including, but not limited to, large shareholder purchases or redemptions or specific investment restrictions.
The T. Rowe Price funds generally may not purchase shares of stock issued by T. Rowe Price Group, Inc. However, a T. Rowe Price Index Fund is permitted to make such purchases to the extent T. Rowe Price Group, Inc., is represented in the benchmark index the fund is designed to track. T. Rowe Price may execute securities transactions with, and the T. Rowe Price funds and other accounts managed by T. Rowe Price may invest in, the securities of the fund’s service providers. In addition, other T. Rowe Price accounts may use the same service providers as the T. Rowe Price funds for the same or different services.
T. Rowe Price and its affiliates furnish investment management and advisory services to numerous clients in addition to the T. Rowe Price funds, and T. Rowe Price or its affiliates may, consistent with applicable law, make investment recommendations to other clients or accounts (including accounts that have performance or higher fees paid to T. Rowe Price), which may be the same as or different from those made to a T. Rowe Price fund. The management of funds or other accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (performance fee accounts), may raise potential conflicts of interest by creating an incentive to favor accounts that pay higher fees, including performance fee accounts.
The same portfolio manager(s) could serve as portfolio manager to one or more Price mutual funds or ETFs. That portfolio manager may determine to have one Price mutual fund or ETF (Investing Fund) invest in another Price mutual fund or ETF (Underlying Fund) and may have incentives, such as to support an investment strategy or cash flow needs. Moreover, a situation could occur where the best interests of the Investing Fund could be adverse to the best interests of an Underlying Fund or vice versa. For example, conflicts could arise in voting proxies or purchasing or redeeming shares of the Underlying Fund in a manner beneficial to the Investing Fund but potentially detrimental to the Underlying Fund (or vice versa). The T. Rowe Price funds may be either an Investing Fund or Underlying Fund.
T. Rowe Price and the portfolio managers have a fiduciary duty to act in the best interests of each T. Rowe Price fund. Under the oversight of the Board and pursuant to applicable policies and procedures, T. Rowe Price will carefully analyze any such situation and take all steps it believes necessary to minimize and, where possible, eliminate potential conflicts. The Investing Fund’s or Underlying Fund’s activities may be limited or restricted because of laws and regulations applicable to T. Rowe Price, the T. Rowe Price fund, or applicable policies and procedures. For example, if a portfolio manager comes into possession of material, non-public information about an Investing Fund or Underlying Fund, the portfolio manager could potentially be restricted from transacting in either fund, which may adversely affect the T. Rowe Price fund. T. Rowe Price, its affiliates, and significant shareholders and any officer, director, shareholder, or employee may or may not have an interest in the securities whose purchase and sale T. Rowe Price recommends to the T. Rowe Price funds. In certain circumstances, a T. Rowe Price employee, officer, or director may serve on the board of a T. Rowe Price fund’s portfolio company. In addition, T. Rowe Price may refrain from rendering any advice or services concerning securities of companies of which any of T. Rowe Price’s (or its affiliates’ or significant shareholders’) officers, directors, or employees are directors or officers, or companies in which T. Rowe Price or any of its affiliates or significant shareholders or the officers, directors, and employees of any of them has any substantial interest or possesses material nonpublic information.
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Additional potential conflicts may be inherent in our use of multiple strategies. For example, conflicts will arise in cases where different clients invest in different parts of an issuer’s capital structure, including circumstances in which one or more clients may own private securities or obligations of an issuer and other clients may own or seek to acquire securities of the same issuer. For example, a client may acquire a loan, loan participation, or loan assignment of a particular borrower in which one or more other clients have an equity investment or may invest in senior debt obligations of an issuer for one client and junior debt obligations or equity of the same issuer for another client. Similarly, if an issuer in which a client and one or more other clients directly or indirectly hold different classes of securities (or other assets, instruments, or obligations issued by such issuer or underlying investments of such issuer) encounters financial problems, is involved in a merger or acquisition or a going private transaction, decisions over the terms of any workout or transaction will raise conflicts of interests. While it is appropriate for different clients to hold investments in different parts of the same issuer’s capital structure under normal circumstances, the interests of stockholders and debt holders may conflict, as the securities they hold will likely have different voting rights, dividend or repayment priorities, or other features that could be in conflict with one another. Clients should be aware that conflicts will not necessarily be resolved in favor of their interests.
In some cases, T. Rowe Price or its affiliates may refrain from taking certain actions or making certain investments on behalf of clients in order to avoid or to mitigate certain conflicts of interest or to prevent adverse regulatory actions or other implications for T. Rowe Price or its affiliates or may sell investments for certain clients, in such case potentially disadvantaging the clients on whose behalf the actions are not taken, investments not made, or investments sold. In other cases, T. Rowe Price or its affiliates may take actions in order to mitigate legal risks to T. Rowe Price or its affiliates, even if disadvantageous to a client.
Conflicts such as those described above may also occur between clients, on the one hand, and T. Rowe Price or its affiliates, on the other. These conflicts will not always be resolved in the favor of the client. In addition, conflicts may exist between different clients of T. Rowe Price or its affiliates. T. Rowe Price and one or more of its affiliates may operate autonomously from each other and may take actions that are adverse to other clients managed by an affiliate. In some cases, T. Rowe Price or its affiliates will have limited or no ability to mitigate those actions or address those conflicts, which could adversely affect T. Rowe Price or its affiliates’ clients. Additional potential conflicts may be inherent in our use of multiple strategies. Regulatory requirements may prohibit T. Rowe Price or its affiliates from investing in certain companies on behalf of some of their clients, including the T. Rowe Price funds, while at the same time not prohibiting T. Rowe Price or its affiliates from making those same investments on behalf of other clients that are not subject to such requirements. T. Rowe Price’s or its affiliates’ ability to negotiate certain rights or remedies or to take other actions on behalf of the T. Rowe Price funds with respect to an investment also may be limited in situations in which an affiliate of the T. Rowe Price funds (or certain other interested persons) have a direct or indirect interest in the same issuer. When permitted by applicable law, other clients of T. Rowe Price or its affiliates, on the one hand, and one or more T. Rowe Price funds, on the other hand, may invest in or extend credit to different classes of securities or different parts of the capital structure of a single issuer. T. Rowe Price or its affiliates may pursue rights; provide advice or engage in other activities; or refrain from pursuing rights, providing advice, or engaging in other activities, on behalf of themselves or one or more clients other than the T. Rowe Price funds with respect to an issuer in which a T. Rowe Price fund has invested, and such actions (or refraining from action) may have a material adverse effect on such T. Rowe Price fund. In addition, as a result of regulatory requirements or otherwise, in situations in which T. Rowe Price clients hold positions in multiple parts of the capital structure of an issuer, T. Rowe Price or its affiliates may not pursue certain actions that may otherwise be available. T. Rowe Price and its affiliates address these and other potential conflicts of interest based on the facts and circumstances of particular situations. For example, T. Rowe Price may determine to rely on one or more information barriers between different advisers, business units, or portfolio management teams or to rely on the actions of similarly situated holders of loans or securities rather than, or in connection with, taking such actions itself on behalf of a client. In these situations, investment personnel are mindful of potentially conflicting interests of our clients with investments in different parts of an issuer’s capital structure and seek to take appropriate measures to ensure that the interests of all clients are fairly represented. As a result of the various conflicts and related issues described in this paragraph, a T. Rowe Price fund could sustain losses during periods in which T. Rowe Price or its affiliates and other clients of T. Rowe Price or its affiliates achieve profits generally or with respect to particular holdings or could achieve lower profits or higher losses than would have been the case had the conflicts described above not existed.
TCW: TCW’s approach to handling conflicts of interest is multi-layered starting with its policies and procedures, the maintenance of a conflicts of interest matrix, reporting and pre-clearance of personal trading and oversight by various committees. On an annual basis TCW reviews its conflicts of interests across its products and businesses, and may update and add specific conflicts of interests pertaining to new products, regulatory priorities, market events, etc. TCW has policies and controls to avoid and/or mitigate conflicts of interest across its businesses. The policies and procedures in TCW's Code of Ethics (the "Code") serve to address or mitigate both conflicts of interest and the appearance of any conflict of interest. The Code contains several restrictions and procedures designed to eliminate conflicts of interest relating to personal
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investment transactions, including (i) reporting account openings, changes, or closings (including accounts in which an Access Person has a "beneficial interest"), (ii) pre-clearance of non-exempt personal investment transactions (make a personal trade request for Securities) and (iii) the completion of timely required reporting (Initial Holdings Report, Quarterly Transactions Report, Annual Holdings Report and Annual Certificate of Compliance).
In addition, the Code addresses potential conflicts of interest through its policies on insider trading, anti-corruption, an employee's outside business activities, political activities and contributions, confidentiality and whistleblower provisions.
Conflicts of interest may also arise in the management of accounts and investment vehicles. These conflicts may raise questions that would allow TCW to allocate investment opportunities in a way that favors certain accounts or investment vehicles over other accounts or investment vehicles, or incentivize a TCW portfolio manager to receive greater compensation with regard to the management of certain account or investment vehicles. TCW may give advice or take action with certain accounts or investment vehicles that could differ from the advice given or action taken on other accounts or investment vehicles.
When an investment opportunity is suitable for more than one account or investment vehicle, such investments will be allocated in a manner that is fair and equitable under the circumstances to all TCW clients. As such, TCW has adopted policies and procedures around portfolio management and trading and brokerage to address most of these potential conflicts. In addition, TCW has created various committees to review trading and brokerage, the allocation of investment opportunities, performance dispersion, allocation dispersion, cross trades, performance fees and address other issues generally associated with side-by-side management in order to ensure that all of TCW’s clients are treated on a fair and equitable basis.
The respective Equity and Fixed Income Trading and Allocation Committees review trading activities on behalf of client accounts, including the allocation of investment opportunities and address any issues with regard to side-by-side management in order to ensure that all of TCW's clients are treated on a fair and equitable basis. Further, the Portfolio Analytics Committee reviews TCW's investment strategies, evaluates various analytics to facilitate risk assessment, changes to performance composites and benchmarks and monitors the implementation and maintenance of the Global Investment Performance Standards or GIPS® compliance.
TSW: Policy. All TSW associates have a duty to act for the benefit of the Firm’s clients and to act on clients’ behalf before taking action in the interest of TSW or any of its associates.
Background. As a SEC registered adviser, TSW and its associates are subject to various requirements under the Advisers Act and rules adopted thereunder. These requirements include various anti-fraud provisions which make it unlawful for advisers to engage in any activities which may be fraudulent, deceptive or manipulative.
TSW has a fiduciary responsibility to its advisory clients and as such has a duty of loyalty to act in utmost good faith, place its clients’ interests first and foremost and to make full and fair disclosure of all material facts and, information as to potential and/or actual conflicts of interests.
Responsibility. TSW’s CCO has the responsibility for implementing and monitoring TSW's Conflicts of Interest policy for content and accuracy.
Procedure. TSW has identified several potential conflicts of interest and adopted various procedures and internal controls to review, monitor and ensure the Firm’s Conflicts of Interest policy is observed, implemented properly, and amended or updated as appropriate. TSW has identified the following potential conflicts.
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Trade allocation/rotation favoring proprietary accounts and/or TSW clients with higher fee schedules. TSW’s proprietary accounts and client accounts with higher fee schedules will participate in bunched trades when appropriate, on an equal basis, with other TSW clients. TSW’s policies are designed to ensure equitable treatment of all clients’ orders.
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IPO allocation favoring proprietary accounts or TSW clients with higher fee schedules or performance-based fees. TSW’s allocation policies are designed to ensure equitable treatment of all clients’ orders participating in IPOs. TSW’s four factor screening process generally requires at least three years of financial history prior to being considered for purchase which makes it less likely that a security would be introduced into a client’s account under an IPO.
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Trading with an affiliate could be a conflict of interest. TSW has developed an Affiliates policy that addresses this issue and precludes TSW from trading with its affiliates. The Director of Trading and Compliance has responsibility for overseeing all Firm trading activity to ensure TSW does not trade with its affiliates.
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TSW may have a conflict from specific proxy voting issues. TSW’s Proxy Voting policy addresses potential conflicts of interest by reviewing the relationship of TSW with the issuer of each security to determine if TSW or any of its
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associates has any financial, business or personal relationship with the issuer, where a conflict might exist. If TSW determines that a material conflict exists, TSW will instruct ISS to vote using ISS’s standard policy guidelines which are derived independently from TSW.
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Soft Dollar transactions benefit TSW’s research effort by allocating a portion of client’s trade commissions to brokers with whom TSW has a commission sharing arrangement (“CSA”). TSW’s Soft Dollar policy is designed to ensure that all research and brokerage services are qualified under the eligibility guidelines of Section 28(e) of the Securities Exchange Act of 1934. All new research or brokerage services and any amendments to existing services are documented in writing. TSW’s Trade Management Oversight Committee has the responsibility to review overall trading and transaction costs.
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The ability of alternative strategies to short securities held in TSW long-only strategies could find TSW’s clients at odds with one another. TSW’s Trading policy addresses this conflict by allowing certain strategies to short securities held in long only strategies with a minimum market capitalization of $10 billion. Rules are written and tested in the trading system, Charles River (“CRD”), to monitor this requirement.
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Favoring investment strategies/accounts in which TSW has additional financial interest other than standard fees (some pooled vehicles and performance-based fee accounts). TSW’s Trading policies, including allocation procedures, are designed to ensure all strategies and accounts are treated fairly. Various restrictions are placed in CRD and tests are performed to ensure accounts in which TSW has a potentially more favorable financial interest do not take advantage of that position.
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TSW associates’ personal trading and the potential use of inside information can create conflicts but are subject to the TSW Code of Ethics and Personal Securities Transactions & Records policy. TSW associates are required to pre-clear personal securities transactions as required by the Code of Ethics and transactions are monitored to ensure no associate takes advantage of any TSW client trades.
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Portfolio Manager compensation could present a portfolio manager an opportunity to advantage one client or a strategy over another if his/her compensation was so incentivized. TSW’s compensation strategy addresses this potential conflict by providing competitive base salaries commensurate with an individual’s responsibility and providing incentive bonus awards that may significantly exceed base salary. Annually, the TSW Compensation Committee is responsible for determining the discretionary bonus, utilizing an analytical and qualitative assessment process. While it is not a formulaic decision, factors used to determine compensation include: overall firm success, investment team performance and individual contribution. A portion of the bonus (up to 35%) may be deferred into TSW Funds, Perpetual stock or a combination of the two.
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Side-by-side management, where a portfolio manager is responsible for managing multiple strategies/accounts, could present instances where a portfolio manager may devote unequal time and attention to an account or strategy. TSW acknowledges that some of its portfolio managers have input to multiple strategies and client accounts. TSW feels it has addressed this specific potential conflict by adopting Side-By Side Management and Trading policies.
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While acceptable to the SEC, paying for client referrals can result in a conflict of interest. TSW Compliance reviews and approves paid relationships with Promoters (under SEC Rule 206(4)-1 (Marketing Rule)). TSW has incorporated policies and procedures into its Marketing policy to prevent any conflict of interest.
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Some of TSW’s related persons are managing members of pooled vehicles and as such, TSW is deemed to have custody of the assets of those vehicles, which presents an opportunity for a conflict of interest. To prevent any conflict, TSW has a third-party administrator provide monthly reports and annually requires the pooled vehicles to be audited by a Public Company Account Oversight Board (“PCAOB”) approved auditor, who distributes the audited financial statements to investors.
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The exchange of gifts and entertainment to or from clients or other business associates could influence a TSW associate to improperly favor such clients or other business associates in violation of the associate’s fiduciary duties. TSW associates are subject to its Code of Ethics which requires all associates to identify any gifts given or received in their quarterly compliance reporting. TSW associates are limited to receipt of gifts given or received valued at $100 and entertainment given or received valued at $250, unless approved as an exception by the CCO or a member of the TSW Executive Committee that is not otherwise prohibited under applicable rules. Please note that entertainment can be either in-person or virtual.
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While TSW has recognized the conflicts summarized above, it realizes that it cannot identify all possible conflicts that exist or may arise in its business. Regardless of the ability to identify all conflicts, it has been emphasized to all TSW associates through its policies and procedures, Code of Ethics and annual training to act in utmost good faith, place its clients’ interests first and foremost and to make full and fair disclosure of all material facts and information as to potential and/or actual conflicts of interests.
Victory Capital: Victory Capital states that its portfolio managers are often responsible for managing one or more mutual funds as well as other accounts, such as separate accounts, and other pooled investment vehicles, such as collective trust funds or unregistered hedge funds. A portfolio manager may manage other accounts which have materially higher fee arrangements than the Fund and may, in the future, manage other accounts which have a performance-based fee. A portfolio manager also may make personal investments in accounts they manage or support. The side-by-side management of the Fund along with other accounts may raise potential conflicts of interest by incenting a portfolio manager to direct a disproportionate amount of: (1) their attention; (2) limited investment opportunities, such as less liquid securities or initial public offerings; and/or (3) desirable trade allocations, to such other accounts. In addition, to assist in the investment decision-making process for its clients, including the Fund, Victory Capital may use brokerage commissions generated from securities transactions to obtain research and/or brokerage services from broker-dealers. Thus, Victory Capital may have an incentive to select a broker that provides research through the use of brokerage, rather than paying for execution only. Certain other trading practices, such as cross-trading between the Fund and another account, also may raise conflict of interest issues. Victory Capital has adopted numerous compliance policies and procedures, including a Code of Ethics, and brokerage and trade allocation policies and procedures, which seek to address the conflicts associated with managing multiple accounts for multiple clients. In addition, Victory Capital has a designated Chief Compliance Officer (selected in accordance with the federal securities laws) and compliance staff whose activities are focused on monitoring the activities of Victory Capital investment franchises and employees in order to detect and address potential and actual conflicts of interest. However, there can be no assurance that Victory Capital's compliance program will achieve its intended result.
Walter Scott:
Introduction. Walter Scott is committed to maintaining the highest standards of integrity and fairness in all its dealings. This Conflicts of Interest Policy (the Policy) is designed to identify, manage, and mitigate potential conflicts of interest that may arise in the course of our business. Conflicts of interest are inherent throughout the investment management business, therefore from the outset Walter Scott has organised its activities to ensure the interests of our clients are always placed first. Walter Scott avoids material conflicts of interest that cannot be managed in the best interests of clients.
Purpose and Scope. The purpose of this Policy is to ensure that Walter Scott and its employees act in the best interests of our clients and avoid engaging in any activities that could compromise our independence, objectivity, or impartiality. This Policy applies to all employees and is intended to comply with the requirements of the Financial Conduct Authority (FCA) and other relevant regulatory authorities.
Walter Scott’s primary regulator, the FCA (FCA Senior Management Arrangements, Systems and Controls [SYSC], Chapter 10, Conflicts of Interest), the Securities Exchange Commission (Investment Advisers Act 1940, Section 206 and General Instructions to Form ADV, General Instruction 3) and the Canadian Securities Administrators (National Instrument 31-103, Section 13.4) require Walter Scott to address any material conflicts of interest in the best interest of our clients and disclose these appropriately. This involves taking reasonable steps to identify existing and foreseeable material conflicts of interest between the firm and the client and everyone acting on the firm’s behalf and the client.
Definition of Conflicts of Interest. A conflict of interest arises when the interests of Walter Scott or its employees may conflict with the interests of our clients, or when the interests of one client may conflict with those of another client. Conflicts of interest can be actual, potential, or perceived, and may include:
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Personal conflicts: Where an employee has a personal interest in a transaction or investment that may influence their decision-making.
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Business conflicts: Where Walter Scott or its employees have a financial interest in a transaction or investment that may influence their decision-making.
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Client conflicts: Where the interests of one client may conflict with those of another client.
Identification & Management of Conflicts of Interest. Walter Scott has established procedures to identify and manage potential conflicts of interest, including:
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Employee training: All employees are reminded of their obligations regarding conflicts of interest and the appropriate procedures for managing such situations.
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Disclosure: Staff are required to disclose any personal or business interests that may give rise to a conflict of interest.
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Registration of interests: Staff are required to register their personal and business interests.
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Information barriers: Walter Scott maintains information barriers to prevent the exchange of material non-public information (MNPI).
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Segregation of duties: Walter Scott segregates duties to prevent any one person or team from having too much influence over a transaction or investment.
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Monitoring and review: Walter Scott regularly monitors and reviews its conflicts of interest procedures to ensure they remain effective.
‘Appropriate steps’ must be taken to identify conflicts of interest and in doing so consideration will be given as to whether the firm and/or employee:
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Is likely to make a financial gain or avoid a loss at the expense of a client.
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Has an interest in the outcome of a service or transaction conducted on behalf of a client which is distinct from that client’s interests.
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Has any incentive to favour the interest of one client over another.
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Carries on the same business as the client.
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Will receive any inducement, such as monies, goods, or services, as a result of providing a service, other than the standard commission and/or fees.
Key Conflicts. Walter Scott has identified the following areas which may give rise to a conflict of interest and has mitigating controls in place to manage these:
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Ownership. Walter Scott is a fully owned subsidiary of the Bank of New York Mellon Corporation (BNY). Walter Scott functions independently from BNY with respect to its investment research, portfolio management, investment operations, and other processes integral to delivering investment management services to clients. The investment decisions within Walter Scott client portfolios are based on its independent investment research.

Owing to legal/stock exchange restrictions Walter Scott may be subject to aggregate ownership limits on some financial instruments as part of the wider BNY group.
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Affiliates. Walter Scott is a research led organisation. As a subsidiary of BNY, Walter Scott is affiliated with certain entities, some of which are utilised by Walter Scott for activities such as distribution, FX trading, client invoicing, IT infrastructure hosting, software, and security. All agreements have been established and will be maintained at arm’s length.

Walter Scott acts as investment advisor/manager to several pooled investment vehicles operated by its affiliates both on a discretionary and non-discretionary basis. All such investment advisory/management services are provided under formal written agreements between both parties.
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Portfolio and Cash Management. The firm’s Portfolio and Cash Management team is responsible for administering Walter Scott’s investment decisions into the structure of portfolios in line with client mandate guidelines and restrictions. The firm’s Investment Management Committee reviews portfolio performance and the dispersion of similarly mandated portfolios.

For the avoidance of doubt portfolios can and do differ between clients, notwithstanding similar strategies. Reasons for such differences include, but are not limited to, the starting date of the mandate and existing portfolio composition, differences between client guidelines and restrictions, client structure, portfolio liquidity, frequency of cash flows, the size of the mandate in question and appropriateness for a particular portfolio, while considering appropriate portfolio diversification.
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Sustainability. Walter Scott believes that the companies that make the best investments over the long term typically adhere to high sustainability standards. We factor in sustainability to our investment approach in two complementary ways: ESG Integration and Stewardship. The firm seeks to identify the financially material risks and opportunities that are most relevant and integrates this analysis into the investment process. This process has the best financial interest of our clients at its core. We recognise that a company’s ESG characteristics are likely to affect its valuation, and investment returns to varying degrees across companies, sectors, and countries. Consequently, associated actual and potential conflicts of interest may materialise.

Walter Scott has controls in place to mitigate the risk of conflicts of interest across a client base that has widely varying interest in sustainability considerations. These mitigating controls include Walter Scott’s investment process being
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communicated to new and existing clients, an Additional Objective Portfolio (AOP) process for those clients with a sustainability requirement, corporate governance committee oversight and trading restrictions coded into the firm’s trade management system to ensure adherence to client specific investment objectives.
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Financial Instruments Issued by a Client or Client Sponsor. The firm’s clients may be publicly traded companies or corporate-sponsored pension schemes associated with companies in which Walter Scott invests or may invest. Investing in securities issued by a client or corporate pension sponsor may result in a conflict of interest as it may give rise to the perception of the firm seeking support or favour from that client or corporate pension sponsor (e.g. when voting), to the detriment of other clients. Investment in such securities may heighten the risk that such an investment may not be compatible with clients’ investment objectives.

Walter Scott’s thorough research process, collegiate decision making, corporate governance committee oversight and coded trading restrictions (which are designed to prevent a client investing in a security it has issued) each act as a mitigating control.
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Trading Counterparties. All new trading counterparties are approved by the Walter Scott Trading Oversight Group (TOG). The firm’s Research Operations team maintains a complete list of active approved trading counterparties for equity trading. No equity trading is conducted with any executing trading counterparties affiliated with BNY. Walter Scott selects trading counterparties regardless of whether that trading counterparty’s clearing agent is an affiliate of BNY. In general, all securities trading is conducted on an agency basis. Walter Scott does not use trading commissions to pay trading counterparties for any services other than trade execution. No commission sharing arrangements are in place.

A small number of entities with which Walter Scott has a client relationship are affiliated to entities included on Walter Scott’s authorised trading counterparty list. The TOG monitors trading counterparty usage and commission rates paid on a quarterly basis with the Walter Scott Risk & Compliance (R&C) team reviewing this annually.
Trading.
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Aggregation/Execution/Allocation of Trades. It is the general policy of the firm to aggregate purchase or sale trades of the same financial instrument when trading for more than one client. Aggregating trades may transpire to be advantageous or disadvantageous to any client or group of clients. Walter Scott has policies and procedures for best execution and fair allocation. Walter Scott does not cross financial instruments between client accounts.
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Trade Rotation. Following the receipt of any subsequent trades in the same financial instrument to an outstanding aggregated trade (due to other trades having to settle prior to that trade being placed or other reasons) the original aggregated trade will be stopped and a new one started with the relevant changes. In the event that the aggregated trade is actively working in the market when the new trade(s) are received the new trade(s) will not participate in that day’s allocation and will be merged into the block after that day’s trade execution has been reported and fairly allocated amongst the original participants.
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Non-Discretionary (Model Portfolio) Accounts. Where Walter Scott provides securities recommendations as a non-discretionary investment manager (model accounts) there is the potential for conflict between discretionary accounts and such model accounts when competing to trade. Walter Scott believes that parallel communication of investment instructions to the firm’s trading desk and any other applicable financial firm is, as a general rule, appropriate in these circumstances. The potential conflict of trading in the market at the same time is mitigated by the majority of models trading in ADRs, time zone differences, the securities involved having significant trading volumes and/or the typical highly liquid nature of the equities held in portfolios. The firm has controls in place to identify detriment to discretionary clients from simultaneous trading, which is overseen by the TOG.
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Error Correction. Where Walter Scott is responsible for an error, the firm would advise the client and, where necessary and subject to the details of the specific error, recompense the client’s portfolio with appropriate compensation. In all such instances insofar as possible the client(s) will be returned to the position had the error not been made.
Employee Compensation/Personal Trading.
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Compensation. In addition to base salaries, employees of Walter Scott are eligible to participate in the firm’s annual profit share which is a fixed percentage of the firm’s pre-incentive operating profits. For directors and some senior staff, the majority of annual compensation is attributable to profit share. An element of this is deferred via a long-term incentive plan, largely invested in a UK domiciled long term global equity fund sponsored by BNY with Walter Scott acting as investment advisor/manager, and BNY shares. Both have a deferral period which vests on a pro-rata basis over three or four years.
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Employee Equity Transactions. The firm operates strict personal trading rules restricting employees from purchasing shares in any Exchange Traded Fund (ETF) and US mutual fund where Walter Scott is the sub-advisor, and employees
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may not use discretion to purchase individual securities, with the exception of BNY.

Employees are required to pre-clear transactions in certain financial instruments through the BNY StarCompliance system and attest to quarterly declarations of their holdings at the end of each calendar quarter.

Any inherent conflicts resulting from employees or Walter Scott investing in the same products as clients are therefore managed effectively.
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Outside Interests/Directorships. The firm adheres to the requirements set out by BNY in relation to outside activities, affiliations, or employment which may give the appearance of a conflict of interest or could create a direct conflict between an employee’s interests and those of the firm or its parent BNY. Employees must obtain approval from BNY Ethics Office for certain outside activities prior to proceeding or accepting the position and annual re-approval.
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Insider Trading/Market Abuse. Policies and procedures exist to prevent employees from insider trading (trading upon receipt of material non-public information). Those employees who possess inside or proprietary information must preserve its confidentiality and disclose it only to other employees who have a valid business reason for receiving it.
Inducements.
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Gifts and Entertainment. Employees are prohibited from giving or accepting anything of value that may be perceived as creating a potential conflict of interest. All gifts or entertainment given or received (apart from those of de minimis value) must be declared with pre-approval required for government entities and where values may exceed pre-determined thresholds. Giving and accepting gifts and entertainment is monitored by the R&C team to ensure these do not influence staff behaviour in a way that conflicts with the interests of clients.
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Sponsorship & Charitable Donations. Within the firm’s governance structure, the Walter Scott Giving Group is responsible for reviewing/approving all charitable donations and sponsorships. The Giving Group operates under a Terms of Reference which specifically states no sponsorship of, or donation for any client is permitted.
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Internships/Work Placement. To ensure there is no preferential treatment given to clients and their relatives when applying or seeking internships/work placement, Walter Scott adheres to the requirements set out by BNY whereby all applications must be routed through a centralised selection process. In addition, employees are required to attest on an annual basis as part of the Code of Conduct questionnaire that they have not hired through a non-recognised selection channel.
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Personal Relationships. Employees of Walter Scott may have close personal or family relationships which could be viewed as a conflict of interest. Familial relationships are disclosed as part of the screening process for new employees and there is an obligation to disclose any new relationships for existing employees. Employees are not permitted to have direct or indirect authority over the employment status of another relative nor can they be able to jointly control transactions.
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Proxy Voting. The firm’s Proxy Voting Policy outlines Walter Scott’s approach to any ambiguity or potential conflicts of interest in relation to proxy voting. The Proxy Voting Policy and associated procedures have been designed to ensure that only the interests of the Walter Scott’s clients influence its voting decisions. Unless instructed to the contrary by a client, Walter Scott performs proxy voting on behalf of its clients. Walter Scott receives documentation on forthcoming votes from custodians and ISS, however, the firm arrives at voting decisions independently, based on company meeting materials and, where required, engagement with the company for additional information.
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Fees and Commissions. Walter Scott’s revenue is derived from investment management fees which align the firm’s and its clients’ interests. The majority of Walter Scott’s clients are charged fees on scales that reflect the value of assets in the client’s account. A few clients operate with performance related fees. Walter Scott does not differentiate in the management of portfolios based on the method of fee calculation or by client type.
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Fee Sharing Arrangements/Referral Fees. In Australia Walter Scott is the investment advisor for funds sponsored and distributed by Macquarie Bank. Walter Scott shares its fees with Macquarie on a pre-arranged scale when Australian or New Zealand investors award Walter Scott a new portfolio instead of investing in the existing funds.

Walter Scott shares fee income with certain affiliates within the wider BNY group under arrangements like those disclosed above. Walter Scott is solely responsible for the payment of these fees which come out of its own revenue. These payments do not increase the fees paid by investors.

Walter Scott does not engage in “Pay-to-Play” practices (i.e., it does not seek to obtain or retain government investment business, including public pension mandates, through political contributions or other political activity). All government-related investment mandates are pursued and awarded on the basis of merit.

Walter Scott does not charge or receive compensation in respect of the sale of securities, private funds, mutual funds, or other investment products. However, certain employees of the firm’s affiliates receive such compensation.
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Reporting Potential Conflicts. All employees are required to report actual or potential conflicts of interest to the R&C team as soon as they are identified. Sufficient detail must be provided to accurately assess the conflict and determine what action, if any, should be taken. The Walter Scott Board members are requested to declare any conflicts of interest.
Managing/Monitoring of Conflicts. In addition to the processes and procedures for managing conflicts outlined above Walter Scott’s committees of the board are responsible for review of the firm’s policies and procedures covering all aspects of its operations. Day to day monitoring is conducted by the R&C team using a risk-based programme. The firm maintains a Conflicts of Interest Register which is reviewed on an annual basis with any changes submitted to the Risk & Compliance Committee for review and approval.
Ownership. The Walter Scott Risk & Compliance Committee has ownership of this policy.
Wellington: Individual investment professionals at Wellington manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The Fund’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Fund (“Portfolio Managers”) generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Fund. The Portfolio Managers make investment decisions for each account, including the Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Portfolio Managers may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the Fund.
The Portfolio Managers or other investment professionals at Wellington may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, the Portfolio Managers may purchase the same security for the Fund and one or more other accounts at or about the same time. In those instances, the other accounts will have access to their respective holdings prior to the public disclosure of the Fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington receives for managing the Fund. Ms. Kofman also manages accounts which pay performance allocations to Wellington or its affiliates. Because incentive payments paid by Wellington to the Portfolio Managers are tied to revenues earned by Wellington and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by the given Portfolio Managers. Finally, the Portfolio Managers may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.
Wellington’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington periodically review the performance of Wellington’s investment professionals. Although Wellington does not track the time an investment professional spends on a single account, Wellington does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.
Westfield:
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The simultaneous management of multiple accounts by our investment professionals creates a possible conflict of interest as they must allocate their time and investment ideas across multiple accounts. This may result in the Investment Committee or portfolio managers allocating unequal attention and time to the management of each client account as each has different objectives, benchmarks, investment restrictions and fees. For most client accounts, investment decisions are made at the Investment Committee level. Once an idea has been approved, it is implemented across all eligible and participating accounts within the strategy.
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Although the Investment Committee collectively acts as portfolio manager on most client accounts, there are some client accounts that are managed by a portfolio manager who also serves as a member of the Investment Committee. This can create a conflict of interest because investment decisions for these individually managed accounts do not require approval by the Investment Committee; thus, there is an opportunity for individually managed client accounts to trade in a security ahead of Investment Committee managed client accounts. Trade orders for individually managed accounts must be communicated to the Investment Committee. Additionally, the Compliance team performs periodic reviews of such accounts to ensure procedures have been followed.
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Westfield has clients with performance-based fee arrangements. A conflict of interest can arise between those portfolios that incorporate a performance fee and those that do not. When the same securities are recommended for both types of accounts, it is Westfield’s policy to allocate investments, on a pro-rata basis, to all participating and eligible accounts, regardless of the account’s fee structure. Our Operations team performs ongoing reviews of each product’s model portfolio versus each client account. Discrepancies are researched, and exceptions are documented.
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In placing each transaction for a client’s account, Westfield seeks best execution of that transaction except in cases where Westfield does not have the authority to select the broker or dealer, as stipulated by the client. We attempt to bundle directed brokerage accounts with non-directed accounts and then utilize step-out trades to satisfy the directed arrangements. Clients who do not allow step-out trades generally will be executed after non-directed accounts.
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Because of our interest in receiving third-party research services, there may be an incentive for Westfield to select a broker or dealer based on such interest rather than the clients’ interest in receiving most favorable execution. To mitigate the conflict that Westfield may have an incentive beyond best execution to utilize a particular broker, broker and research votes are conducted and reviewed on a quarterly basis. These votes provide the opportunity to recognize the unique research efforts of a wide variety of firms, as well as the opportunity to compare aggregate commission dollars with a particular broker to ensure appropriate correlation. Westfield’s Best Execution and Liquidity Risk Management Committee also reviews transaction cost analysis data quarterly to monitor trading and commission activity.
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Some Westfield clients have elected to retain certain brokerage firms as consultants or to invest their assets through a broker-sponsored wrap program for which Westfield acts as a manager. Several of these firms are on our approved broker list. Since Westfield may gain new clients through such relationships and will interact closely with such firms to service the client, there may be an incentive for Westfield to select a broker or dealer based on such interest rather than the clients’ interest. To help ensure independence in the brokerage selection process, brokerage selection is handled by our Traders, while client relationships are managed by our Marketing/Client Service team.
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Personal accounts may give rise to conflicts of interest. Westfield and its employees will, from time to time, for their own investment accounts, purchase, sell, hold, or own securities or other assets which may be recommended for purchase, sale, or ownership for one or more clients. Westfield has a Code of Ethics which regulates trading in such accounts; requirements include regular reporting and preclearance of transactions. Compliance reviews personal trading activity regularly.
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Westfield serves as manager to the General Partners of private funds, for which we also provide investment advisory services. Westfield and its employees have also invested their own funds in such vehicles and other investment strategies that are advised by the firm. Allowing such investments and having a financial interest in the private funds can create an incentive for the firm to favor these accounts because our financial interests are more directly tied to the performance of such accounts. To help ensure all clients are treated equitably and fairly, Westfield allocates investment opportunities on a pro-rata basis. Compliance conducts periodic reviews of client accounts to ensure procedures have been followed.
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In addition to a base salary and a performance-based bonus award, Westfield’s Marketing and Client Service team’s compensation is based on a percentage of annual revenue generated by new separate accounts and/or significant contributions to existing client accounts but excludes any sub-advised or advised mutual funds. This incentive poses a conflict in that members of the team could encourage investment in a product(s) that may not be suitable. To mitigate such risk, team members are not incentivized to sell one product versus another. Nor do they have specific sales targets. Further, Westfield’s new account process includes a review of client contracts and investment policy statements to ensure the recommended product is suitable prior to funding. Lastly, all incentive compensation is reviewed and approved by the COO and CFO.
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Westfield has an agreement with an independent third-party solicitation firm (also known as a promoter) to solicit and service institutional clients outside of the United States and Canada. The solicitor is compensated via a monthly retainer fee in addition to a percentage of the advisory fee paid by a referred client. Referred clients should be aware of inherent conflicts of interest between the solicitation firm and Westfield with respect to the promoter/referral arrangement. Promoters could refer potential clients to Westfield because they will be paid a fee and not necessarily because Westfield
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provides appropriate and suitable investment strategies for the client. To mitigate this conflict, Westfield’s Marketing and Client Service team will be involved in the review of all prospects to ensure suitability. In addition, Westfield’s new account process includes a review of client contracts and investment policy statements to ensure the recommended product is suitable prior to funding.
William Blair: Since William Blair’s portfolio managers manage other accounts in addition to the Fund, conflicts of interest may arise in connection with the portfolio managers’ management of the Fund’s investments on the one hand and the investments of such other accounts on the other hand. The conflicts of interest that arise in managing multiple accounts include, for example, conflicts due to investment strategies, objectives, restrictions, time horizon and fees. William Blair has adopted policies and procedures designed to address such conflicts, including, among others, policies and procedures relating to allocation of investment opportunities, soft dollars and aggregation of trades. William Blair seeks to conduct itself in a manner it considers to be the most fair and consistent with its fiduciary obligations to clients, including the Fund, and make investment decisions based on an account’s investment objectives, restrictions, permitted investment techniques, available cash and other relevant considerations.
Structure of Compensation
Allspring: The compensation structure for Allspring’s portfolio managers includes a competitive fixed base salary plus variable incentives, payable annually and over a deferred period. Allspring participates in third party investment management compensation surveys for market-based compensation information to help support individual pay decisions and to ensure our compensation is aligned with the marketplace. In addition to surveys, Allspring also considers prior professional experience, tenure, seniority and a portfolio manager’s team size, scope and assets under management when determining his/her fixed base salary. In addition, portfolio managers, who meet the eligibility requirements, may participate in Allspring’s 401(k) plan that features a limited matching contribution. Eligibility for and participation in this plan is on the same basis for all employees.
Allspring’s Investment Incentive Program plays an important role in aligning the interests of our portfolio managers, investment team members, clients and shareholders. Incentive awards for portfolio managers are determined based on a review of relative investment and business/team performance. Investment performance is generally evaluated for 1, 3, and 5 year performance results, with a predominant weighting on the 3- and 5- year time periods, versus the relevant benchmarks and/or peer groups consistent with the investment style. Once determined, incentives are awarded to portfolio managers annually, with a portion awarded as annual cash and a portion awarded as a deferred incentive. The long term portion of incentives generally carry a pro-rated vesting schedule over a 3 year period. For many of our portfolio managers, Allspring further requires a portion of their annual long-term award be allocated directly into each strategy they manage through a deferred compensation vehicle. In addition, our investment team members who are eligible for long term awards also have the opportunity to invest up to 100% of their awards into investment strategies they support (through a deferred compensation vehicle).
As an independent firm, approximately 20% of Allspring is owned by employees, including portfolio managers.
BlackRock: The discussion below describes the portfolio managers’ compensation as of December 31, 2025. BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock.
Base Compensation. Generally, portfolio managers receive base compensation based on their position with the firm.
Discretionary Incentive Compensation. Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s performance and contribution to the overall performance of these portfolios and BlackRock. In most cases, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Funds or other accounts managed by the portfolio managers are measured. Among other things, BlackRock’s Chief Investment Officers make a subjective determination with respect to each portfolio manager’s compensation based on the performance of the Funds and other accounts managed by each
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portfolio manager relative to the various benchmarks. Performance of fixed income funds is measured on a pre-tax and/or after-tax basis over various time periods including 1-, 3- and 5- year periods, as applicable. With respect to these portfolio managers, such benchmarks for the Fund and other accounts are:
Portfolio Managers	Benchmarks
Johan Sjogren	Varied Euro-Based Benchmarks and global inflation benchmark.
Russell Brownback	A combination of market-based indices (e.g., Bloomberg U.S. Aggregate Bond Index), certain customized indices and certain fund industry peer groups.
Harrison Segall
Distribution of Discretionary Incentive Compensation. Discretionary incentive compensation is distributed to portfolio managers in a combination of cash, deferred BlackRock, Inc. stock awards, and/or deferred cash awards that notionally track the return of certain BlackRock investment products.
Portfolio managers receive their annual discretionary incentive compensation in the form of cash. Portfolio managers whose total compensation is above a specified threshold also receive deferred BlackRock, Inc. stock awards annually as part of their discretionary incentive compensation. Paying a portion of discretionary incentive compensation in the form of deferred BlackRock, Inc. stock puts compensation earned by a portfolio manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods. In some cases, additional deferred BlackRock, Inc. stock may be granted to certain key employees as part of a long-term incentive award to aid in retention, align interests with long-term shareholders and motivate performance. Deferred BlackRock, Inc. stock awards are generally granted in the form of BlackRock, Inc. restricted stock units that vest pursuant to the terms of the applicable plan and, once vested, settle in BlackRock, Inc. common stock. The portfolio managers of this Fund have deferred BlackRock, Inc. stock awards.
For certain portfolio managers, a portion of the discretionary incentive compensation is also distributed in the form of deferred cash awards that notionally track the returns of select BlackRock investment products they manage, which provides direct alignment of portfolio manager discretionary incentive compensation with investment product results. Deferred cash awards vest ratably over a number of years and, once vested, settle in the form of cash. Only portfolio managers who manage specified products and whose total compensation is above a specified threshold are eligible to participate in the deferred cash award program.
Other Compensation Benefits. In addition to base salary and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:
Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 8% of eligible pay contributed to the plan capped at $5,000 per year, and a company retirement contribution equal to 3-5% of eligible compensation up to the Internal Revenue Service limit ($350,000 for 2025). The RSP offers a range of investment options, including registered investment companies and collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent participant investment direction, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a dollar value of $25,000 based on its fair market value on the purchase date. Messrs. Brownback and Segall are eligible to participate in these plans.
United Kingdom-based portfolio managers are also eligible to participate in broad-based plans offered generally to BlackRock employees, including broad-based retirement, health and other employee benefit plans. For example, BlackRock has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including the BlackRock Retirement Savings Plan (RSP) and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution to the RSP is between 10% and 15% of eligible pay capped at £160,000 per annum. The RSP offers a range of investment options, including several collective investment funds managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, in the absence of an investment election being made, are invested into a target date fund that corresponds to, or is closest to, the year in which the participant attains age 65. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares of common stock or a US dollar value of $25,000 based on its fair market value on the purchase date. Mr. Sjogren is eligible to participate in these plans.
Sub-Subadviser BIL: For Compensation information, reference Compensation: BlackRock.
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CenterSquare: CenterSquare’s compensation structure is comprised of base pay and annual incentive compensation. Individuals’ packages are designed with the appropriate component combinations to match specific positions.
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Base pay: salary is competitive and base pay levels link pay with performance and reflect the market value of the position, individual performance and company business results.
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Annual Cash Bonus: the annual cash bonus plan is based on individual performance, including individual contribution to meeting business unit goals, career development goals and adherence to corporate values. The annual cash bonus plan pool is computed based on the profitability of the firm.
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Equity grant awards: management has reserved equity grant awards for employees based on a number of factors including exemplary performance and contributions to the company.
The current compensation structure was formulated with the intent of attracting and retaining high caliber professional employees. CenterSquare, as a fiduciary, is committed to providing the necessary resources to maintain the quality of its services for the Funds.
Columbia Management: Portfolio manager direct compensation is typically comprised of a base salary, and an annual incentive award that is paid either in the form of a cash bonus if the size of the award is under a specified threshold, or, if the size of the award is over a specified threshold, the award is paid in a combination of a cash bonus, an equity incentive award, and deferred compensation. Equity incentive awards are made in the form of Ameriprise Financial restricted stock or, for more senior employees, both Ameriprise Financial restricted stock and stock options. The investment return credited on deferred compensation is based on the performance of specified Columbia Funds, in most cases including the Columbia Funds the portfolio manager manages.
Base salary is typically determined based on market data relevant to the employee’s position, as well as other factors including internal equity. Base salaries are reviewed annually, and increases are typically given as promotional increases, internal equity adjustments, or market adjustments.
Under the Columbia Management annual incentive plan for investment professionals, awards are discretionary, and the amount of incentive awards for investment team members is variable based on (1) an evaluation of the investment performance of the investment team of which the investment professional is a member, reflecting the performance (and client experience) of the funds or accounts the investment professional manages and, if applicable, reflecting the individual’s work as an investment research analyst, (2) the results of a peer and/or management review of the individual, taking into account attributes such as team participation, investment process followed, communications, and leadership, and (3) the amount of aggregate funding of the plan determined by senior management of Columbia Threadneedle Investments and Ameriprise Financial, which takes into account Columbia Threadneedle Investments revenues and profitability, as well as Ameriprise Financial profitability, historical plan funding levels and other factors. Columbia Threadneedle Investments revenues and profitability are largely determined by assets under management. In determining the allocation of incentive compensation to investment teams, the amount of assets and related revenues managed by the team is also considered, alongside investment performance. Individual awards are subject to a comprehensive risk adjustment review process to ensure proper reflection in remuneration of adherence to our controls and Code of Conduct.
Investment performance for a fund or other account is measured using a scorecard that compares account performance against benchmarks, custom indexes and/or peer groups. Account performance may also be compared to unaffiliated passively managed ETFs, taking into consideration the management fees of comparable passively managed ETFs, when available and as determined by the Investment Manager. Consideration is given to relative performance over the one-, three- and five-year periods, with the largest weighting on the three-year comparison. For individuals and teams that manage multiple strategies and accounts, relative asset size is a key determinant in calculating the aggregate score, with weighting typically proportionate to actual assets. For investment leaders who have group management responsibilities, another factor in their evaluation is an assessment of the group’s overall investment performance. Exceptions to this general approach to bonuses exist for certain teams and individuals.
Equity incentive awards are designed to align participants’ interests with those of the shareholders of Ameriprise Financial. Equity incentive awards vest over multiple years, so they help retain employees.
Deferred compensation awards are designed to align participants’ interests with the investors in the Columbia Funds and other accounts they manage. The value of the deferral account is based on the performance of Columbia Funds. Employees have the option of selecting from various Columbia Funds for their deferral account, however portfolio managers must (other than by strict exception) allocate a minimum of 25% of their incentive awarded through the deferral program to the Columbia Fund(s) they manage. Deferrals vest over multiple years, so they help retain employees.
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For all employees the benefit programs generally are the same and are competitive within the financial services industry. Employees participate in a wide variety of plans, including options in Medical, Dental, Vision, Health Care and Dependent Spending Accounts, Life Insurance, Long Term Disability Insurance, 401(k), and a cash balance pension plan.
Columbia Management – Tech Team: Portfolio manager compensation is typically comprised of (i) a base salary and (ii) an annual cash bonus. The annual cash bonus, and in most instances the base salary, are paid from a team compensation pool that is based on fees and performance of the accounts managed by the portfolio management team, which include mutual funds, wrap accounts, institutional portfolios and hedge funds.
The percentage of management fees on mutual funds that fund the bonus pool is based on the short term (typically one-year) and long-term (typically three-year and five-year) performance of those accounts in relation to the relevant peer group universe.
The pool is also funded by a percentage of the management fees on long-only institutional separate accounts, that percentage being based on the source of the account in question, and by a fixed percentage of management fees on hedge funds and separately managed accounts that follow a hedge fund mandate.
The percentage of performance fees on hedge funds and separately managed accounts that follow a hedge fund mandate that fund the bonus pool is based on the absolute level of each hedge fund’s current year investment return.
For all employees, the benefit programs generally are the same and are competitive within the financial services industry. Employees participate in a wide variety of plans, including options in Medical, Dental, Vision, Health Care and Dependent Spending Accounts, Life Insurance, Long Term Disability Insurance, 401(k), and a cash balance pension plan.
FIAM: As of May 1, 2026, portfolio manager compensation generally consists of a fixed base salary determined periodically (typically annually), a bonus, and in certain cases, participation in several types of equity-based compensation plans. A portion of portfolio manager compensation may be deferred based on criteria established by FIAM or at the election of the portfolio manager, as applicable.
Fund Name	Portfolio Manager	Role(s)	Compensated on Fund	Benchmark Index(s)	Sub-Portfolio Benchmark Index(s)	Peer Group(s)	Sub-Portfolio Peer Group(s)
VP Fidelity Institutional AM® Total Bond Fund	Franco Castagliuolo	Co-Portfolio Manager	Yes	N/A	Bloomberg US MBS Index	N/A	N/A
VP Fidelity Institutional AM® Total Bond Fund	Brian Day	Co-Portfolio Manager	Yes	Bloomberg U.S. Aggregate Bond Index	N/A	N/A	N/A
VP Fidelity Institutional AM® Total Bond Fund	Michael Foggin	Co-Portfolio Manager	Yes	Bloomberg U.S. Aggregate Bond Index	N/A	N/A	N/A
VP Fidelity Institutional AM® Total Bond Fund	Benjamin Harrison	Co-Portfolio Manager	Yes	N/A	N/A	N/A	eVestment Alliance High Yield
VP Fidelity Institutional AM® Total Bond Fund	Celso Munoz	Co-Portfolio Manager	Yes	Bloomberg U.S. Aggregate Bond Index	N/A	N/A	N/A
VP Fidelity Institutional AM® Total Bond Fund	Michael Plage	Co-Portfolio Manager	Yes	Bloomberg U.S. Aggregate Bond Index	N/A	N/A	N/A
VP Fidelity Institutional AM® Total Bond Fund	Julian Potenza	Co-Portfolio Manager	Yes	Bloomberg U.S. Aggregate Bond Index	N/A	N/A	N/A
VP Fidelity Institutional AM® Total Bond Fund	Stacie Ware	Co-Portfolio Manager	Yes	Bloomberg U.S. Aggregate Bond Index	N/A	N/A	N/A
Statement of Additional Information – May 1, 2026

Base salary is determined by level of responsibility and tenure at FIAM or its affiliates. The bonus includes both objective and subjective components that may be weighted differently on a case by case basis. The components of the bonus compensation are based on (i) the pre-tax investment performance of the fund(s), account(s), or if applicable, lead account(s), measured against a benchmark index and within a defined peer group, as applicable, assigned to each fund or account or, if applicable, lead account(s), and (ii) the investment performance of other funds and accounts in the same asset class. The pre-tax investment performance of the fund(s), account(s), or if applicable, lead account(s) is weighted according to tenure on those fund(s), account(s), or if applicable, lead account(s) and the average asset size of those fund(s), account(s), or if applicable, lead account(s) over the tenure. Each component is calculated separately over the tenure on those fund(s), account(s), or if applicable, lead account(s) over a measurement period that initially is contemporaneous with the tenure, but that eventually encompasses rolling periods of up to five years, for the comparison to benchmarks and/or peer groups. A subjective component of the bonus is based on the overall contribution to management of FIAM. As applicable, the portion of the bonus that is linked to the investment performance of the fund is based on the fund's or lead account's pre-tax investment performance measured against the index in the table above, and/or the fund's or lead account's pre-tax investment performance (based on the identified class) within the peer group in the table above. As applicable, another portion of the bonus is based on the pre-tax investment performance of the fund's assets the portfolio manager manages measured against the sub-portfolio benchmark index in the table above, and/or the pre-tax investment performance of the fund's assets the portfolio manager manages within the sub-portfolio peer group in the table above. Compensation is also based on equity-based compensation plans linked to increases or decreases in the net asset value of the stock of FIAM’s parent company, a diverse financial services company engaged in various activities that include fund management, brokerage, retirement, and employer administrative services.
GSAM: Compensation for GSAM portfolio managers is comprised of a base salary and year-end discretionary variable compensation. The base salary is fixed from year to year. Year-end discretionary variable compensation is primarily a function of each portfolio manager’s individual performance; his or her contribution to the overall team performance; the performance of GSAM and Goldman Sachs; the team’s net revenues for the past year which in part is derived from advisory fees, and for certain accounts, performance-based fees; and anticipated compensation levels among competitor firms. Portfolio managers are rewarded in part for their delivery of investment performance, which is reasonably expected to meet or exceed the expectations of clients and fund shareholders in terms of: excess return over an applicable benchmark, peer group ranking, risk management and factors specific to certain funds such as yield or regional focus. Performance is judged over 1-, 3- and 5-year time horizons.
For compensation purposes, the benchmark for the Fund is Russell 2000 Growth Index.
The discretionary variable compensation for portfolio managers is also significantly influenced by various factors, including: (1) effective participation in team research discussions and process; and (2) management of risk in alignment with the targeted risk parameters and investment objective(s) of the fund. Other factors may also be considered, including: (1) general client/shareholder orientation and (2) teamwork and leadership.
As part of their year-end discretionary variable compensation and subject to certain eligibility requirements, portfolio managers may receive deferred equity-based and similar awards, in the form of: (1) shares of The Goldman Sachs Group, Inc. (restricted stock units); and (2) for certain portfolio managers, performance-tracking (or “phantom”) shares of the GSAM mutual funds that they oversee or service. Performance-tracking shares are designed to provide a rate of return (net of fees) equal to that of the fund(s) that a portfolio manager manages, or one or more other eligible funds, as determined by senior management, thereby aligning portfolio manager compensation with fund shareholder interests. The awards are subject to vesting requirements, deferred payment and clawback and forfeiture provisions. GSAM, Goldman Sachs or their affiliates expect, but are not required to, hedge the exposure of the performance-tracking shares of a fund by, among other things, purchasing shares of the relevant fund(s).
Other Compensation. In addition to base salary and year-end discretionary variable compensation, the firm has a number of additional benefits in place including: (1) a 401(k) program that enables employees to direct a percentage of their base salary and bonus income into a tax-qualified retirement plan; and (2) investment opportunity programs in which certain professionals may participate subject to certain eligibility requirements.
JPMIM: JPMIM’s compensation programs are designed to align the behavior of employees with the achievement of its short- and long-term strategic goals, which revolve around client investment objectives. This is accomplished in part, through a balanced performance assessment process and total compensation program, as well as a clearly defined culture that rigorously and consistently promotes adherence to the highest ethical standards.
The compensation framework for JPMIM portfolio managers (“Portfolio Managers”) participating in public market investing activities is based on several factors that drive alignment with client objectives, the primary of which is investment performance, alongside of the firm-wide performance dimensions. The framework focuses on Total Compensation – base salary and variable compensation. Variable compensation is in the form of cash incentives, and/or long-term incentives in
Statement of Additional Information – May 1, 2026

the form of fund-tracking incentives (referred to as the “Mandatory Investment Plan” or “MIP”) and/or equity-based JPMorgan Chase Restricted Stock Units (“RSUs”) with defined vesting schedules and corresponding terms and conditions. Long-term incentive awards may comprise up to 60% of overall incentive compensation, depending on an employee’s pay level.
The performance dimensions for Portfolio Managers are evaluated annually based on several factors that drive investment outcomes and value—aligned with client objectives—including, but not limited to:
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Investment performance, generally weighted more to the long-term, with specific consideration for Portfolio Managers of investment performance relative to competitive indices or peers over one-, three-, five- and ten-year periods, or, in the case of funds designed to track the performance of a particular index, the Portfolio Managers success in tracking such index;
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The scale and complexity of their investment responsibilities;
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Individual contribution relative to the client’s risk and return objectives;
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Business results, as informed by investment performance; risk, controls and conduct objectives; client/customer/stakeholder objectives, teamwork and leadership objectives; and
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Adherence with JPMorgan’s compliance, risk, regulatory and client fiduciary responsibilities, including, as applicable, adherence to the JPMorgan Asset Management Sustainability Risk Integration Policy, which contains relevant financially material Environmental, Social and Corporate Governance (“ESG”) factors that are intended to be assessed in investment decision- making.
In addition to the above performance dimensions, the firm-wide pay-for-per performance framework is integrated into the final assessment of incentive compensation for an individual Portfolio Manager. Feedback from JPMorgan’s risk and control professionals is considered in assessing performance and compensation.
Portfolio Managers are subject to a mandatory deferral of long-term incentive compensation under JPMorgan’s “MIP”. In general, the MIP provides for a rate of return equal to that of the particular fund(s), thereby aligning the Portfolio Manager’s pay with that of the client’s experience/return.
For Portfolio Managers participating in public market investing activities, 50% of their long-term incentives are subject to a mandatory deferral in the MIP, and the remaining 50% can be granted in the form of RSUs or additional participation in MIP at the election of the Portfolio Manager.
For the portion of long-term incentives subject to mandatory deferral in the MIP (50%), the incentives are allocated to the fund(s) the Portfolio Manager manages, as determined by the employee’s respective manager and reviewed by senior management.
In addition, named Portfolio Managers on a sustainable fund(s) are required to allocate at least 25% of their mandatory deferral in at least one dedicated sustainable fund(s).
To hold individuals responsible for taking risks inconsistent with JPMorgan’s risk appetite and to discourage future imprudent behavior, we have policies and procedures that enable us to take prompt and proportionate actions with respect to accountable individuals, including:
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Reducing or altogether eliminating annual incentive compensation;
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Canceling unvested awards (in full or in part);
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Clawback/recovery of previously paid compensation (cash and / or equity);
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Demotion, negative performance rating or other appropriate employment actions; and
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Termination of employment.
The precise actions we take with respect to accountable individuals are based on circumstances, including the nature of their involvement, the magnitude of the event and the impact on JPMorgan.
In evaluating each Portfolio Manager’s performance with respect to the accounts he or she manages, JPMorgan uses the following indices as benchmarks to evaluate the performance of the portfolio manager with respect to the accounts:
Name of Fund	Benchmark
Variable Portfolio – Partners Core Bond Fund	Bloomberg U.S. Aggregate Bond Index
Variable Portfolio – Partners Core Equity Fund	S&P 500® Index
Statement of Additional Information – May 1, 2026

PGI: PGI offers investment professionals a competitive compensation structure that is evaluated annually relative to other global asset management firms. The objectives are to align individual and team contributions with client performance objectives in a manner that is consistent with industry standards and business results.
Compensation for equity investment professionals at all levels is comprised of base salary and variable incentive components. As team members advance in their careers, the variable component increases in its proportion commensurate with responsibility levels.
The incentive component is well aligned with client objectives, with the largest determinant being investment performance relative to appropriate client benchmarks and peer groups. Relative performance metrics are measured over rolling three-year and five-year periods, calculated quarterly. Emphasis is placed on longer term results, with the three-year and five-year results each comprising 50% weights. Quarterly measurement of rolling period results reinforces our longer-term orientation, avoiding undue attention to seasonal or calendar year considerations.
The remaining portion of variable compensation is discretionary and is based on individual contributions and the overall results of the investment team. Under this structure, business metrics are aligned specifically with the results of the investment team rather than the broader parent organization. The structure is uniformly applied among all investment professionals. For portfolio managers and senior professionals, a portion of incentive compensation may be deferred; 40% of the deferred compensation is awarded in Principal Financial Group (“PFG”) restricted stock units and the other 60% is required to be invested into funds managed by the team, via a co-investment, or mutual fund deferral program. Both vehicles have a three-year vesting period.
The benefits of this structure are three-fold. First, the emphasis on investment performance as the largest driver of variable compensation provides strong alignment of interests with client objectives. Second, the discretionary profit sharing element allows flexibility to retain key personnel at times when our investment strategies may be temporarily out of favor. Third, the overall measurement framework and the deferred component for senior professionals is well aligned with our desired focus on longer term results, co-investment alongside clients, collaboration, and team development.
Pzena: Pzena’s compensation system has three primary elements: base salary, discretionary bonus and, as appropriate, equity ownership. Portfolio managers, analysts, and traders follow the same compensation philosophy. Pzena sets base pay to be in line with industry averages and sets a discretionary bonus to a level that considers a blend of quantitative and qualitative measures of the portfolio managers’, analysts’, and traders’ bodies of work. Pzena completely avoids the compensation model that is driven by the performance of individual securities, as we believe this leads to short-term thinking which is contrary to our long-term value investment philosophy.
Ownership is provided to professionals who have contributed meaningfully to the long-term success of the organization. Partnership eligibility is determined by the firm’s Executive Committee, typically requiring a period of employment of five years at the firm. Pzena’s overriding criteria on a person's eligibility for partnership is our assessment that we want to work with that individual for the rest of his or her career.
SBH: The following information outlines the compensation and bonus structure for investment professionals.
Competitive Compensation and Incentive Program. Investment professional compensation includes multiple components and is designed to attract and retain superior investment talent and to align the teams' incentives with client interests. Compensation for investment professionals generally consists of base salary, incentive bonus, and profit-sharing. Investment professionals are eligible for a performance-based bonus (incentive compensation), which emphasizes long-term performance of client portfolios and expands/contracts with strategy revenue. Importantly, this compensation is based on the performance of the aggregate portfolio and not the performance of the individual investment professional. Individual incentive allocation is merit-based and determined by the investment team’s director, with final approval from SBH’s President. The incentive compensation is comprised of cash and phantom security of SBH’s parent company’s US-based business to align individual interests with company success.
Schroders: Schroders’ methodology for measuring and rewarding the contribution made by portfolio managers combines quantitative measures with qualitative measures. The Fund’s portfolio managers are compensated for their services to the Fund and to other accounts they manage in a combination of base salary and annual discretionary bonus, as well as the standard retirement, health and welfare benefits. A limited number of fund managers may also receive awards under a long-term incentive program, aimed at recognizing key talent and sustained performance and potential. In addition, certain employees, typically those in our Schroders Capital business, may also be eligible to participate in carried-interest sharing arrangements, which further enhance long-term retention and alignment to investment performance.
Base salary of Schroders employees is determined by reference to the level of responsibility inherent in the role and the skills and experience of the incumbent and is benchmarked annually against market data to ensure that Schroders is paying competitively. Schroders reviews base salaries annually, targeting increases at employees whose roles or responsibilities have increased in scope materially during the year.
Statement of Additional Information – May 1, 2026

Schroders believes that a discretionary incentive scheme approach is preferable to the use of formulaic arrangements to ensure that good conduct and behaviors in line with the Schroders values are rewarded, to avoid reinforcing or creating conflicts of interest and to encourage a one team attitude. Any discretionary bonus is determined by a number of factors. At a macro level the total amount available to spend is a function of the compensation to revenue ratio achieved by Schroders globally. Schroders then assesses the performance of the division and of a management team to determine the share of the aggregate bonus pool that is spent in each area. This focus on “team” maintains consistency and minimizes internal competition that may be detrimental to the interests of Schroders’ clients. For each team, Schroders considers a range of performance metrics including the performance of their Funds relative to competitors and to relevant benchmarks (which may be internally-and/or externally-based and are considered over a range of performance periods, including over one and three year periods), the level of Funds under management and the level of performance fees generated, if any. The portfolio managers’ compensation for other accounts they manage may be based upon such accounts’ performance. Non-financial performance metrics, including adherence to effective risk management, also form a significant part of the performance assessment process which is considered in determining the individual’s bonus award. Schroders assesses each employee’s performance across three key areas: Business Excellence, Behavioral Excellence and Conduct, taking into account factors such as leadership, contribution to other parts of the business, and identifying those whose behavior exemplifies our corporate values of excellence, integrity, teamwork, passion, and innovation. For those employees receiving significant bonuses, a part may be deferred in the form of Schroders plc stock and fund-based awards of notional cash investments in a range of Schroders funds.
These deferrals vest over a period of three years or more and seek to ensure that the interests of employees are aligned with those of clients and shareholders.
T. Rowe Price: The compensation structure for the T. Rowe Price funds’ portfolio managers consists primarily of a base salary, a cash bonus, and an equity incentive that usually comes in the form of restricted stock grants. Compensation is variable and is determined based on the following factors.
Investment performance over 1-, 3-, 5-, and 10-year periods is the most important input. The weightings for these time periods are generally balanced and are applied consistently across similar strategies. T. Rowe Price (and T. Rowe Price Australia, T. Rowe Price Hong Kong, T. Rowe Price Singapore, T. Rowe Price Japan, T. Rowe Price International, and T. Rowe Price Investment Management, as appropriate) evaluates performance in absolute, relative, and risk-adjusted terms. Relative performance and risk-adjusted performance are typically determined with reference to the broad-based index (e.g., S&P 500 Index) and the Lipper average or index (e.g., Large-Cap Growth Index) set forth in the total returns table in the fund’s prospectus, although other benchmarks may be used as well. Investment results are also measured against comparably managed funds of competitive investment management firms. The selection of comparable funds is approved by the applicable investment steering committee and is the same as the selection presented to the directors of the T. Rowe Price funds in their regular review of fund performance. Performance is primarily measured on a pretax basis, although tax efficiency is considered.
Compensation is viewed with a long-term time horizon. The more consistent a portfolio manager’s performance over time, the higher the compensation opportunity. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor. In reviewing relative performance for fixed income funds, a fund’s expense ratio is usually taken into account. Contribution to T. Rowe Price’s overall investment process is an important consideration as well. Leveraging ideas and investment insights across applicable investment platforms; working effectively with and mentoring others; and other contributions to our clients, the firm, or our culture are important components of T. Rowe Price’s long-term success and are generally taken into consideration.
All employees of T. Rowe Price, including portfolio managers, can participate in a 401(k) plan sponsored by T. Rowe Price Group. In addition, all employees are eligible to purchase T. Rowe Price common stock through an employee stock purchase plan that features a limited corporate matching contribution. Eligibility for and participation in these plans is on the same basis for all employees. Finally, all vice presidents of T. Rowe Price Group, including all portfolio managers, are eligible to participate in a supplemental savings plan sponsored by T. Rowe Price Group, and certain vice presidents of T. Rowe Price Group receive supplemental medical/hospital reimbursement benefits.
This compensation structure is used when evaluating the performance of all portfolios managed by the portfolio manager.
TCW: The overall objective of TCW’s compensation program for portfolio managers is to attract experienced and expert investment professionals and to retain them over the long-term. Compensation is comprised of several components which, in the aggregate, are designed to achieve these objectives and to reward the portfolio managers for their contributions to the successful performance of the accounts they manage. Portfolio managers are compensated through a combination of base salary, bonus and equity incentive participation in TCW’s parent company (“equity incentives”). Bonus and equity incentives generally represent most of the portfolio managers’ compensation.
Statement of Additional Information – May 1, 2026

Salary. Salary is agreed to with portfolio managers at the time of employment and is reviewed from time to time. It does not change significantly and often does not constitute a significant part of a portfolio manager’s compensation.
Discretionary Bonus/Guaranteed Minimums. Discretionary bonuses are paid by the applicable TCW entity. Also, pursuant to contractual arrangements, some portfolio managers may receive minimum bonuses.
Equity Incentives. Management believes that equity ownership aligns the interests of portfolio managers with the interests of the firm and its clients. Accordingly, TCW’s key investment professionals participate in equity incentives through ownership or participation in restricted unit plans that vest over time or unit appreciation plans of TCW’s parent company.
Other Plans and Compensation Vehicles. Portfolio managers may also elect to participate in the applicable TCW Group’s 401(k) plan, to which they may contribute a portion of their pre- and post-tax compensation to the plan for investment on a tax-deferred basis.

Threadneedle: Direct compensation is typically comprised of a base salary, a fixed role-based allowance paid monthly alongside salary and an annual incentive award that is paid either in the form of a cash bonus if the size of the award is under a specified threshold or, if the size of the award is over a specified threshold, the award is paid in a combination of a cash bonus, an equity incentive award, and fund-linked deferred compensation compliant with European regulatory requirements in its structure and delivery vehicles. Equity incentive awards are made in the form of Ameriprise Financial restricted stock, or for senior employees outside our fund management teams both Ameriprise Financial restricted stock and stock options. The investment return credited on deferred compensation is based on the performance of specified Threadneedle funds, in most cases including the funds the portfolio manager manages.
Base salary is typically determined based on market data relevant to the employee’s position, as well as other factors including internal equity. Base salaries are reviewed annually, and increases are typically given as promotional increases, internal equity adjustments, or market adjustments.
Annual incentive awards and pool funding are variable and are designed to reward:
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Investment performance, both at the individual and team levels
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Client requirements, in particular the alignment with clients through a mandatory deferral into the company’s own products, compliant with local regulation in particular the UCITS V requirements
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Team cooperation and values
Individual awards are subject to a comprehensive risk adjustment review process to ensure proper reflection in remuneration of adherence to Threadneedle’s controls and Code of Conduct. Risk adjustment is informed by independent Risk and Control Function inputs and is subject to Remuneration Committee review and approval as part of the year end remuneration governance process. Incentive awards, including deferred awards, are also subject to reduction, forfeiture, or cancellation and clawback in accordance with the EMEA Remuneration Policy.
Scorecards are used to measure performance of Threadneedle funds and other accounts managed by the employee. Performance is measured versus peer or benchmark performance as appropriate, in addition to performance compared to unaffiliated passively managed ETFs, taking into consideration the management fees of comparable passively managed ETFs, when available and as determined by the Investment Manager. Performance is measured using 1-year, 3-year, and 5-year performance, weighted 10% on the 1-year, 60% on the 3-year, and 30% on the 5-year. Consideration may also be given to performance in managing client assets in sectors and industries assigned to the employee as part of his/her investment team responsibilities, where applicable.
Incentive compensation for senior investment professionals is subject to a minimum 40% deferral as required by local regulation, rising to 60% for higher awards. Half of that deferred portion is delivered in units linked to the performance of Threadneedle funds and the remainder through Ameriprise Financial equity plans.
The equity portion of those deferred incentive awards is designed to align participants’ interests with those of the shareholders of Ameriprise Financial. Equity incentive awards vest over multiple years, so they help retain employees.
The fund-linked deferred compensation awards are designed to align participants’ interests with the investors in the funds and other accounts they manage, and to incentivize collaboration and idea-sharing across teams and products. The value of the deferral account is based on the performance of those funds. Employees have the option of selecting from various internal funds for their fund deferral account; a portion of this deferral is subject to mandatory allocation to Threadneedle’s multi-asset funds to drive cross-business idea sharing and alignment. Fund-linked deferrals vest over multiple years, so they help to retain employees and to align their longer-term interests with those of the investor in line with local regulatory best practice.
Statement of Additional Information – May 1, 2026

Exceptions to this general approach to bonuses exist for certain teams and individuals. Funding for the bonus pool is determined by management and overseen by the EMEA Remuneration Committee, and depends on, among other factors, the levels of compensation generally in the investment management industry taking into account investment performance (based on market compensation data) and both Ameriprise Financial and the asset management business profitability for the year, which is largely determined by assets under management.
For all employees the benefit programs generally are the same and are competitive within the Financial Services Industry. Employees participate in a wide variety of plans, including options in Medical, Health Care, Life Insurance, Long Term Disability Insurance, and retirement savings plans.
TSW: TSW believes the firm’s compensation structure is competitive within the industry, both nationally and regionally. The Portfolio Managers for the VP – Partners International Value Fund are Brandon Harrell and Stedman Oakey. Mr. Harrell and Mr. Oakey are considered key employees and are subject to the following compensation description:
TSW’s compensation strategy is to provide competitive base salaries commensurate with an individual’s responsibility and provide incentive bonus awards that may significantly exceed base salary. Annually, the TSW Compensation Committee is responsible for determining the discretionary bonuses, utilizing an analytical and qualitative assessment process. While it is not a formulaic decision, factors used to determine compensation include: overall firm success, investment team performance and individual contribution. A portion of the bonus (up to 35%) may be deferred into TSW Funds, Perpetual stock or a combination of the two.
Victory Capital: Victory Capital states that it has designed the structure of its portfolio managers’ compensation to (1) align portfolio managers’ interests with those of Victory Capital’s clients with an emphasis on long-term, risk-adjusted investment performance, (2) help Victory Capital attract and retain high-quality investment professionals, and (3) contribute to Victory Capital’s overall financial success.
Each of the Victory Capital portfolio managers receives a base salary plus an annual incentive bonus for managing the Fund, separate accounts, other investment companies, other pooled investment vehicles and other accounts (including any accounts for which Victory Capital receives a performance fee) (together, “Accounts”). Victory Capital states that a portfolio manager’s base salary is dependent on the manager’s level of experience and expertise. Victory Capital states that it monitors each manager’s base salary relative to salaries paid for similar positions with peer firms by reviewing data provided by various independent third-party consultants that specialize in competitive salary information. Such data, however, is not considered to be a definitive benchmark. Each of the investment franchises employed by Victory Capital may earn incentive compensation based on a percentage of Victory Capital’s revenue attributable to fees paid by Accounts managed by the team. The chief investment officer or a senior member of each team, in coordination with Victory Capital, determines the allocation of the incentive compensation earned by the team among the team’s portfolio managers by establishing a “target” incentive for each portfolio manager based on the manager’s level of experience and expertise in the manager’s investment style. Individual performance is based on objectives established annually using performance metrics such as portfolio structure and positioning, research, stock selection, asset growth, client retention, presentation skills, marketing to prospective clients and contribution to Victory Capital’s philosophy and values, such as leadership, risk management and teamwork. The annual incentive bonus also factors in individual investment performance of each portfolio manager’s portfolio or client accounts relative to a selected peer group(s). The overall performance results for a manager are based on the composite performance of all Accounts managed by that manager on a combination of one-, three-, and five-year rolling performance periods as compared to the performance information of a peer group of similarly-managed competitors.
Victory Capital states that its portfolio managers may participate in the equity ownership plan of Victory Capital’s parent company. There is an ongoing annual equity pool granted to certain employees based on their contribution to the firm. Eligibility for participation in these incentive programs depends on the manager’s performance and seniority.
Walter Scott: For Executive Directors, members of the Research team and some senior staff, the majority of annual compensation comprises a share of the firm’s profits. An element of this is deferred via a long-term incentive plan and invested in a global equity fund of which Walter Scott is the investment adviser. For some other roles the long-term incentive plan is in BNY stock. Both have a deferral period which vests on a pro-rata basis over three or four years.
Wellington: Wellington receives a fee based on the assets under management of the Fund as set forth in the Subadvisory Agreement between Wellington and Columbia Management on behalf of the Fund. Wellington pays its investment professionals out of its total revenues, including advisory fees earned with respect to the Fund. The following information is as of February 28, 2025.
Wellington’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington’s compensation of the Fund’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Fund (the “Portfolio Managers”) includes a base salary and incentive components. The base salary for each Portfolio Manager who is a partner (a “Partner”)
Statement of Additional Information – May 1, 2026

of Wellington Management Group LLP, the ultimate holding company of Wellington, is generally a fixed amount that is determined by the managing partners of Wellington Management Group LLP. The base salary for the other Portfolio Manager is determined by the Portfolio Manager’s experience and performance in their role as a Portfolio Manager. Base salaries for Wellington’s employees are reviewed annually and may be adjusted based on the recommendation of a Portfolio Manager’s manager, using guidelines established by Wellington’s Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm.
Each Portfolio Manager is eligible to receive an incentive payment based on the revenues earned by Wellington from the Fund managed by the Portfolio Manager and generally each other account managed by such Portfolio Manager. Each Portfolio Manager’s incentive payment relating to the Fund is linked to the gross pre-tax performance of the Fund managed by the Portfolio Manager compared to the Russell 1000 Value Index over one-, three-, and five-year periods, with an emphasis on five-year results. Wellington applies similar incentive compensation structures (although the benchmarks or peer groups, time periods, and rates may differ) to other accounts managed by the Portfolio Managers, including accounts with performance fees.
Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Portfolio Managers may also be eligible for bonus payments based on their overall contribution to Wellington’s business operations. Senior management at Wellington may reward individuals as it deems appropriate based on other factors. Each Partner is eligible to participate in a Partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Mr. Baker and Ms. Kofman are Partners.
Westfield: Members of the Westfield Investment Committee are eligible to receive various components of compensation:
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Investment Committee members receive a base salary commensurate with industry standards.
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Investment Committee members are also eligible to receive an annual performance based bonus award. The amount awarded is based on the employee’s individual performance attribution and overall contribution to the investment performance of Westfield.
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Investment Committee members may be eligible to receive equity interests in the future profits of Westfield. Individual awards are typically determined by a member’s overall performance within the firm, including but not limited to contribution to company strategy, participation in marketing and client service initiatives, as well as longevity at the firm. Key members of Westfield’s management team who receive equity interests in the firm enter into agreements restricting post-employment competition and solicitation of clients and employees of Westfield. This compensation is in addition to the base salary and performance based bonus.

William Blair: The compensation of William Blair’s portfolio managers is based on the firm’s mission: “Empower Colleagues, Deliver Client Success and Engage in our Communities.” Messrs. Fennell and Fleming and Ms. Anderson are Partners of William Blair, and Messrs. Heaphy, Goodman, and Khanna are Associates of William Blair. Compensation for Partners of William Blair consists of a fixed base salary, a share of the firm’s profits and, in most instances, a discretionary bonus, and compensation for Associates of William Blair consists of a fixed base salary and a discretionary bonus. The discretionary bonus as well as any potential changes to the Partners’ ownership stakes are determined by the head of William Blair’s Investment Management Department and William Blair’s Executive Committee, and are based on both quantitative and qualitative factors, rather than a formula. The discretionary bonus rewards the specific accomplishments in the prior year, including short-term and long-term investment performance, quality of research ideas, and other contributions to William Blair and its clients. Changes in ownership stake are based on an individual’s sustained, multi-year contribution to long-term investment performance, and to William Blair’s revenue, profitability, intellectual capital and brand reputation. The compensation process is a subjective one (albeit with many checks and balances and quantitative inputs) that takes into account the factors described above. Portfolio managers do not receive any direct compensation based upon the performance of any individual client account. In addition, there is no formula for evaluating the factors.
The Administrator
Columbia Management Investment Advisers, LLC (which is also the Investment Manager) serves as administrator of the Funds. State Street serves as a sub-administrator to the Funds. In such capacity, and subject to the supervision and direction of the Investment Manager, State Street provides certain sub-administration services to the Funds, including fund accounting and financial reporting services. State Street is located at One Congress Street, Boston, MA 02114.
Administration Fees Paid. Prior to April 1, 2025, the Funds under CFVST, were parties to the Advisory Agreement and the Administration Agreement for advisory and administrative services, respectively. Each Fund party to these agreements paid CWAM, the Funds’ former investment manager and administrator an annual fee for advisory services, as set forth in the
Statement of Additional Information – May 1, 2026

Advisory Agreement, and a separate fee for administrative services under the Administration Agreement. See Investment Management and Other Services – The Investment Manager – Management Agreement Fee Rates for information with respect to the Advisory Agreement. As of April 1, 2025, these services have been combined under the Management Agreement.
Prior to April 1, 2025, the administrative services fee was computed daily and paid monthly as an annual percentage of the aggregate average daily net assets of the Trust at the annual rates set forth in the Administration Agreement.
The table below shows the administration fees paid to the administrator for the three most recently completed fiscal years.
	Administration Fees Paid
Fund
For Funds with fiscal period ending December 31	2025*	2024	2023
VP - Acorn Fund	$60,951	$264,602	$243,342
VP - Acorn International Fund	34,037	153,563	158,493
*The information for 2025 is the fees paid from January 1, 2025 to March 31, 2025.
The administrator did not waive or reimburse any Fund’s administration fees for the period from January 1, 2025 to March 31, 2025, and for the fiscal years ended December 31, 2024 and December 31, 2023.
The Distributor
Columbia Management Investment Distributors, Inc. (the Distributor), 290 Congress Street, Boston, MA 02210, an indirect wholly-owned subsidiary of Ameriprise Financial and an affiliate of the Investment Manager, serves as the principal underwriter and distributor for the continuous offering of shares of the Funds pursuant to a Distribution Agreement. The Distribution Agreement obligates the Distributor to use reasonable efforts to find purchasers for the shares of the Funds.
Distribution Obligations
Pursuant to the Distribution Agreement, the Distributor, as agent, sells shares of the Funds on a continuous basis and transmits purchase and redemption orders that it receives to the Trusts or the Transfer Agent, or their designated agents. Additionally, the Distributor has agreed to use reasonable efforts to solicit orders for the sale of shares and to undertake advertising and promotion as it believes appropriate in connection with such solicitation. Pursuant to the Distribution Agreement, the Distributor, at its own expense, finances those activities as it deems reasonable and which are primarily intended to result in the sale of shares of the Funds, including, but not limited to, advertising, compensation of underwriters, dealers and sales personnel, the printing and mailing of prospectuses to other than existing shareholders, and the printing and mailing of sales literature. The Distributor, however, may be compensated or reimbursed for all or a portion of such expenses to the extent permitted by a Distribution Plan adopted by the Trusts pursuant to Rule 12b-1 under the 1940 Act. See Investment Management and Other Services – Distribution and/or Servicing Plans for more information about the share classes for which the Trusts have adopted a Distribution Plan. Compensation of sales personnel who market the Funds to financial intermediaries (wholesalers) is based on a percentage of gross fund sales in accordance with an established commission schedule which is the same for similar Fund categories but can vary by financial intermediary, and higher compensation may be paid for new Fund launches, as well as Funds whose investment strategies have been materially modified. In addition to commissions, wholesalers are eligible for periodic incentive awards.
See Investment Management and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest for more information about conflicts of interest, including those that relate to the Investment Manager and its affiliates.
The Distribution Agreement became effective with respect to each Fund after approval by its Board, and, after an initial two-year period, continues from year to year, provided that such continuation of the Distribution Agreement is specifically approved at least annually by the Board, including its Independent Trustees. The Distribution Agreement terminates automatically in the event of its assignment, and is terminable with respect to each Fund at any time without penalty by the Trusts (by vote of the Board or by vote of a majority of the outstanding voting securities of the Fund) or by the Distributor on 60 days’ written notice.
Underwriting Commissions Paid by the Funds
As no class of any Fund is subject to a sales charge, there were no sales charges paid to, or retained by, the Distributor for the three most recently completed fiscal years.
Distribution and/or Servicing Plans
The Trustees have adopted distribution and/or shareholder servicing plans for certain share classes. See the cover of this SAI for the share classes offered by the Funds.
Statement of Additional Information – May 1, 2026

The table below shows the annual distribution and/or services fees (payable monthly and calculated based on an annual percentage of average daily net assets) and the combined amount of such fees applicable to each share class. VP – Core Equity Fund does not pay a fee for these services. The Trust is not aware as to what amount, if any, of the distribution and service fees paid to the Distributor were, on a Fund-by-Fund basis, used for advertising, printing and mailing of prospectuses to other than current shareholders, compensation to broker-dealers, compensation to sales personnel, or interest, carrying or other financing charges.
Share Class	Distribution Fee	Service Fee	Combined Total
Class 1	None	None	None
Class 2	Up to 0.25%	0.00%	Up to 0.25%
Class 3	Up to 0.125%	0.00%	Up to 0.125%
Class 4	Up to 0.25%	0.00%	Up to 0.25%
The distribution and/or shareholder service fees for Class 2, Class 3 and Class 4 shares, as applicable, are to reimburse the Distributor for certain expenses it incurs in connection with distributing the Fund’s shares or directly or indirectly providing services to Fund shareholders. These payments or expenses include providing distribution and/or shareholder service fees to financial intermediaries that sell shares of the Fund or provide services to Fund shareholders. The Distributor may retain these fees otherwise payable to financial intermediaries if the amounts due are below an amount determined by the Distributor in its discretion. The maximum fee for services under the plan for series of CFVST II is the lesser of the amount of expenses eligible for reimbursement (including any unreimbursed expenses) and the rate set forth in the table above. If the flat rate exceeds the expenses eligible for reimbursement, then the maximum Rule 12b-1 fee amount accrued for such share class is applied on a going forward basis to reflect the actual amount of expenses eligible for reimbursement for the prior quarter. Similarly, if the flat rate is less than expenses eligible for reimbursement, then the flat rate will be the maximum Rule 12b-1 fee amount on a going forward basis. This determination and calculation is re-applied each subsequent quarter.
The Funds pay a non-Rule 12b-1 service fee to Participating Insurance Companies or other financial intermediaries that provide sub-recordkeeping and other services to Contract owners, Qualified Plan participants and the Separate Accounts.
Fees Paid
The table below shows the distribution and/or servicing fees paid by each Fund, other than VP – Core Equity Fund, during the Fund's last fiscal year (or period).
Rule 12b-1 Fees
Fund	Class 1	Class 2	Class 3	Class 4
For Funds with fiscal period ending December 31
VP – Acorn Fund	N/A	N/A	N/A	N/A
VP – Acorn International Fund	N/A	N/A	N/A	N/A
VP – Aggressive Portfolio	N/A	$3,294,799	N/A	$2,368,366
VP – Balanced Fund	N/A	608,641	$1,615,808	N/A
VP – BlackRock Global Inflation-Linked Securities Fund	N/A	46,891	61,835	N/A
VP – CenterSquare Real Estate Fund	N/A	65,079	N/A	N/A
VP – Commodity Strategy Fund	N/A	79,695	N/A	N/A
VP – Conservative Portfolio	N/A	1,175,387	N/A	809,904
VP – Contrarian Core Fund	N/A	575,046	N/A	N/A
VP – Core Equity Fund	N/A	N/A	N/A	N/A
VP – Cornerstone Equity Fund	N/A	16,246	N/A	N/A
VP – Cornerstone Growth Fund	N/A	603,251	389,913	N/A
VP – Disciplined Core Fund	N/A	178,792	1,747,042	N/A
VP – Dividend Opportunity Fund	N/A	357,218	888,654	N/A
VP – Emerging Markets Bond Fund	N/A	483,496	N/A	N/A
VP – Emerging Markets Fund	N/A	140,649	148,858	N/A
VP – Fidelity Institutional AM® Total Bond Fund	N/A	73,748	N/A	N/A
Statement of Additional Information – May 1, 2026

Fund	Class 1	Class 2	Class 3	Class 4
VP – Government Money Market Fund	N/A	$559,642	$338,948	N/A
VP – High Yield Bond Fund	N/A	240,863	227,628	N/A
VP – Income Opportunities Fund	N/A	91,629	115,693	N/A
VP – Intermediate Bond Fund	N/A	293,131	487,422	N/A
VP – Large Cap Index Fund	N/A	691,774	1,196,471	N/A
VP – Long Government/Credit Bond Fund	N/A	47,992	N/A	N/A
VP – Managed Risk Fund	N/A	612,859	N/A	N/A
VP – Managed Risk U.S. Fund	N/A	1,006,365	N/A	N/A
VP – Moderate Portfolio	N/A	18,604,728	N/A	$15,057,902
VP – Moderately Aggressive Portfolio	N/A	7,584,423	N/A	6,393,323
VP – Moderately Conservative Portfolio	N/A	2,740,561	N/A	2,178,191
VP – MV Conservative Fund	N/A	1,418,751	N/A	N/A
VP – MV Conservative Growth Fund	N/A	2,806,159	N/A	N/A
VP – MV Growth Fund	N/A	27,691,338	N/A	N/A
VP – MV Moderate Growth Fund	N/A	28,828,550	N/A	N/A
VP – Overseas Core Fund	N/A	193,670	268,162	N/A
VP – Partners Core Bond Fund	N/A	54,856	N/A	N/A
VP – Partners Core Equity Fund	N/A	38,197	34,533	N/A
VP – Partners International Core Equity Fund	N/A	76,488	N/A	N/A
VP – Partners International Growth Fund	N/A	103,896	N/A	N/A
VP – Partners International Value Fund	N/A	76,743	N/A	N/A
VP – Partners Small Cap Growth Fund	N/A	53,690	N/A	N/A
VP – Partners Small Cap Value Fund	N/A	31,239	81,536	N/A
VP – Principal Large Cap Growth Fund	N/A	221,095	N/A	N/A
VP – Select Corporate Income Fund	N/A	30,071	84,467	N/A
VP – Select Large Cap Value Fund	N/A	265,501	99,979	N/A
VP – Select Mid Cap Growth Fund	N/A	144,331	340,536	N/A
VP – Select Mid Cap Value Fund	N/A	133,076	75,553	N/A
VP – Select Short Corporate Income Fund	N/A	299,052	N/A	N/A
VP – Select Small Cap Value Fund	N/A	97,460	64,176	N/A
VP – Seligman Global Technology Fund	N/A	429,437	N/A	N/A
VP – Small Cap Value Discovery Fund	N/A	494,235	N/A	N/A
VP – Small Company Growth Fund	N/A	472	N/A	N/A
VP – Strategic Income Fund	N/A	447,450	N/A	N/A
VP – T. Rowe Price Large Cap Value Fund	N/A	131,678	N/A	N/A
VP – TCW Total Return Bond Fund	N/A	71,042	N/A	N/A
VP – U.S. Flexible Conservative Growth Fund	N/A	800,666	N/A	N/A
VP – U.S. Flexible Growth Fund	N/A	10,776,305	N/A	N/A
VP – U.S. Flexible Moderate Growth Fund	N/A	5,159,203	N/A	N/A
VP – U.S. Government Mortgage Fund	N/A	53,164	71,313	N/A
VP – Victory Sycamore Established Value Fund	N/A	209,882	99,442	N/A
VP – Wellington Large Cap Value Fund	N/A	260,182	N/A	N/A
VP – Westfield Mid Cap Growth Fund	N/A	88,999	N/A	N/A
VP – Westfield Select Large Cap Growth Fund	N/A	78,847	N/A	N/A
Statement of Additional Information – May 1, 2026

Other Services Provided
The Transfer Agent
Columbia Management Investment Services Corp. is the transfer agent for the Funds. The Transfer Agent is located at 290 Congress Street, Boston, MA 02210. Under the Shareholder Services Agreement, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Funds.
The Transfer Agent may retain as compensation for its services revenues for fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Funds. The fees paid to the Transfer Agent may be changed by the Board without shareholder approval.
The Transfer Agent retains SS&C GIDS, Inc., 30 Braintree Hill Office Park, Suite 400, Braintree, MA 02184 as the Funds’ sub-transfer agent. SS&C GIDS, Inc. assists the Transfer Agent in carrying out its duties.
Under the Shareholder Services Agreement, the Funds bear a service fee paid to Participating Insurance Companies and other financial intermediaries that provide shareholder services with respect to Contracts, Qualified Plans or other owners of Fund shares. For more information on this service fee, see Other Practices – Additional Shareholder Servicing Payments.
Prior to July 1, 2017, the Funds paid the Transfer Agent a fee equal to 0.06% of the net assets of the Funds, with certain exceptions: VP – Core Equity Fund did not pay a direct fee for transfer agency services; the VP – Managed Volatility Funds and the VP – Portfolio Navigator Funds then in operation did not pay a direct fee for transfer agency services on the portion of assets invested in underlying funds that paid a transfer agency fee to the Transfer Agent; however, the Transfer Agent earned a fee from such Funds equal to 0.06% of their average daily net assets directly invested in securities (other than underlying mutual funds that paid a transfer agency fee to the Transfer Agent), including other funds that did not pay a transfer agency fee to the Transfer Agent, ETFs, derivatives and individual securities. As of July 1, 2017, or the date of the Fund’s commencement of operations, if later, each of VP – Core Equity Fund, the VP – Managed Volatility Funds and the VP – Portfolio Navigator Funds bear the service fee.
The Custodians
The Funds' securities and cash are held pursuant to custodian agreements with JPMorgan, 1 Chase Manhattan Plaza, 19th Floor, New York, NY 10005 and State Street, One Congress Street, Boston, MA 02114. During 2026, custody of the Funds is transitioning from JPMorgan to State Street using a phased approach, such that different Funds will maintain custody with different custodians during the transition period. The Custodians are responsible for safeguarding the Funds' cash and securities, receiving and delivering securities and collecting the Funds' interest and dividends. The Custodians are permitted to deposit some or all of their securities in central depository systems as allowed by federal law. For its services, each Fund pays its Custodian a maintenance charge and a charge per transaction in addition to reimbursing the Custodian’s out-of-pocket expenses.
As part of this arrangement, securities purchased outside the United States are maintained in the custody of various foreign branches of the Custodians or in other financial institutions as permitted by law and by the Funds' custodian agreements.
The table below identifies the Funds for which the transition of custody from JPMorgan to State Street has been completed as of the dates indicated.
Fund Name:	Transition Date:
VP – Contrarian Core Fund	April 20, 2026
VP – Long Government/Credit Bond Fund	April 20, 2026
VP – Partners Core Bond Fund	April 20, 2026
VP – Partners Core Equity Fund	April 20, 2026
VP – Partners International Core Equity Fund	April 20, 2026
VP – Partners International Growth Fund	April 20, 2026
VP – Partners International Value Fund	April 20, 2026
VP – Partners Small Cap Growth Fund	April 20, 2026
VP – Partners Small Cap Value Fund	April 20, 2026
VP – Small Cap Value Discovery Fund	April 20, 2026
VP – Small Company Growth Fund	April 20, 2026
VP – Strategic Income Fund	April 20, 2026
VP – Victory Sycamore Established Value Fund	April 20, 2026
Statement of Additional Information – May 1, 2026

Fund Name:	Transition Date:
VP – Wellington Large Cap Value Fund	April 20, 2026
VP – Westfield Mid Cap Growth Fund	April 20, 2026
VP – Westfield Select Large Cap Growth Fund	April 20, 2026
Funds not listed in the table above continue to maintain custody with JPMorgan as of the date of this SAI and are expected to transition to State Street on a phased basis during 2026.
Independent Registered Public Accounting Firm
PwC, which is located at 45 South Seventh Street, Suite 3400, Minneapolis, MN 55402, is the Funds' independent registered public accounting firm. The financial statements contained in each Fund’s annual Form N-CSR were audited by PwC. The Board has selected PwC as the independent registered public accounting firm to audit the Funds' books and review their tax returns for their respective fiscal years.
The Report of Independent Registered Public Accounting Firm and the audited financial statements included in the annual Form N-CSR to shareholders of each Fund incorporated by reference into the Funds' prospectuses and this SAI have been so incorporated in reliance upon the report of the independent registered public accounting firm, given on its authority as an expert in auditing and accounting. No other parts of the Form N-CSR are incorporated by reference herein.
Counsel
Ropes & Gray LLP, located at Prudential Tower, 800 Boylston St., Boston, MA 02199, serves as legal counsel to the Trusts. Alston & Bird LLP, located at 90 Park Avenue, New York, NY 10016, serves as counsel to the Independent Trustees of the Trusts.
Securities Lending Agent
Prior to November 30, 2025, GSAL, 125 High Street, Oliver Street Tower, Suite 1700, Boston, MA 02110, was the securities lending agent for the Funds in CFVST. GSAL was responsible, among other things, for: entering into and maintaining securities loan agreements and borrowers; negotiating fees with borrowers; delivering securities to borrowers; receiving collateral from borrowers in connection with loans; and investing cash collateral in accordance with instructions received from the Investment Manager. See About Fund Investments – Lending of Portfolio Securities for more information about the previous securities lending program for the Funds.
The table below provides information on the income and fees associated with each Fund’s securities lending activities during the most recent fiscal year. As used in the table below, the term “revenue split” refers to the share of revenue generated by the Funds’ previous securities lending program that was paid to GSAL.
Securities Lending Activities for the year ended December 31, 2025
	VP – Acorn Fund	VP – Acorn International Fund	CFVST Total
Gross income from securities lending activities (including income from cash collateral reinvestment)	$293,228	$60,274	$353,502
Fees paid to GSAL from revenue split	$7,466	$1,504	$8,970
Fees paid for cash collateral management	$13,952	$2,916	$16,868
Administrative fees not included in revenue split	$0	$0	$0
Indemnification fees not included in revenue split	$0	$0	$0
Rebates paid to borrowers	$204,442	$42,317	$246,759
Other fees not included in revenue split	$0	$0	$0
Aggregate fees / compensation for securities lending activities	$225,860	$46,737	$272,597
Net income from securities lending activities	$67,368	$13,537	$80,905
Expense Limitations
The Investment Manager and certain of its affiliates have agreed to waive fees and/or reimburse certain expenses, subject to certain exclusions described in a Fund’s prospectus, so that certain Funds’ net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed specified rates for specified time periods, also as described in a Fund’s prospectus.
Statement of Additional Information – May 1, 2026

The Investment Manager has contractually agreed to, or otherwise will, implement a waiver with respect to Fund assets invested in other Columbia Funds that pay a management or advisory fee to the Investment Manager or its affiliate (underlying affiliated funds). Under these arrangements, the Investment Manager waives its net management fee (management fee less reimbursements/waivers) with respect to the acquiring Fund in an amount equal to the net management or advisory fee (fee less reimbursement/waivers) payable by an underlying affiliated fund on the assets invested by the acquiring Fund in the underlying affiliated fund.
The table below shows the total Fund level expenses reimbursed by the Investment Manager and its affiliates for the last three fiscal periods.
Expenses Reimbursed
	Amounts Reimbursed
	2025	2024	2023
For Funds with fiscal period ending December 31
VP – Acorn Fund	$173,473	$222,560	$142,974
VP – Acorn International Fund	105,356	402,083	287,809
VP – Aggressive Portfolio	0	0	0
VP – Balanced Fund	0	108,321	186,340
VP – BlackRock Global Inflation-Linked Securities Fund	137,747	156,054	124,366
VP – CenterSquare Real Estate Fund	0	0	0
VP – Commodity Strategy Fund	64,611	57,106	34,311
VP – Conservative Portfolio	108,743	258,070	142,439
VP – Contrarian Core Fund	557,465	752,673	873,397
VP – Core Equity Fund	114,014	107,713	96,668
VP – Cornerstone Equity Fund	0	0	0
VP – Cornerstone Growth Fund	0	234,400	318,527
VP – Disciplined Core Fund	0	0	0
VP – Dividend Opportunity Fund	1,048,844	991,829	987,614
VP – Emerging Markets Bond Fund	0	3,415	0
VP – Emerging Markets Fund	556,080	494,079	374,913
VP – Fidelity Institutional AM® Total Bond Fund	0	0	0
VP – Government Money Market Fund	116,878	264,572	257,101
VP – High Yield Bond Fund	401,081	409,707	367,374
VP – Income Opportunities Fund	274,372	293,583	237,542
VP – Intermediate Bond Fund	0	0	0
VP – Large Cap Index Fund	162,482	89,113	76,157
VP – Long Government/Credit Bond Fund	292,328	198,527	138,508
VP – Managed Risk Fund	56,865	46,029	26,773
VP – Managed Risk U.S. Fund	0	0	0
VP – Moderate Portfolio	0	0	0
VP – Moderately Aggressive Portfolio	0	70,968	0
VP – Moderately Conservative Portfolio	52,425	86,407	0
VP – MV Conservative Fund	0	0	0
VP – MV Conservative Growth Fund	0	0	0
VP – MV Growth Fund	0	0	0
VP – MV Moderate Growth Fund	0	0	0
VP – Overseas Core Fund	0	0	0
VP – Partners Core Bond Fund	0	0	0
Statement of Additional Information – May 1, 2026

	Amounts Reimbursed
	2025	2024	2023
VP – Partners Core Equity Fund	$453,450	$37,091	$0
VP – Partners International Core Equity Fund	0	0	0
VP – Partners International Growth Fund	1,150,828	884,029	727,281
VP – Partners International Value Fund	599,498	231,398	194,492
VP – Partners Small Cap Growth Fund	231,209	281,316	219,018
VP – Partners Small Cap Value Fund	368,211	507,397	397,387
VP – Principal Large Cap Growth Fund	0	0	0
VP – Select Corporate Income Fund	460,555	275,310	223,250
VP – Select Large Cap Value Fund	0	0	0
VP – Select Mid Cap Growth Fund	357,240	346,628	279,480
VP – Select Mid Cap Value Fund	214,346	219,394	189,138
VP – Select Short Corporate Income Fund	711,408	801,630	650,375
VP – Select Small Cap Value Fund	202,763	208,462	186,572
VP – Seligman Global Technology Fund	472,850	364,747	262,588
VP – Small Cap Value Discovery Fund	560,561	586,412	508,195
VP – Small Company Growth Fund	174,206	211,260	174,026
VP – Strategic Income Fund	296,128	245,298	210,171
VP – T. Rowe Price Large Cap Value Fund	0	0	0
VP – TCW Total Return Bond Fund	0	0	0
VP – U.S. Flexible Conservative Growth Fund	0	0	0
VP – U.S. Flexible Growth Fund	0	0	0
VP – U.S. Flexible Moderate Growth Fund	0	0	0
VP – U.S. Government Mortgage Fund	0	0	0
VP – Victory Sycamore Established Value Fund	0	0	0
VP – Wellington Large Cap Value Fund	1,188,403	1,266,139	932,888
VP – Westfield Mid Cap Growth Fund	125,123	137,490	69,144
VP – Westfield Select Large Cap Growth Fund	0	0	33,136
The table below shows the total fees waived by the Investment Manager and its affiliates for the last three fiscal periods. If a Fund is not shown, there were no fees waived for the relevant fiscal periods.
Fees Waived
	Fees Waived
	2025	2024	2023
For Funds with fiscal period ending December 31
VP – High Yield Bond Fund	$10,050	$0	$0
VP – Income Opportunities Fund	17,218	0	0
VP – Partners Small Cap Growth Fund	114,977	0	0
VP – Strategic Income Fund	5,028	0	0
Statement of Additional Information – May 1, 2026

Other Roles and Relationships of Ameriprise Financial and Its Affiliates —
Certain Conflicts of Interest
As described above in the Investment Management and Other Services section of this SAI, and in the More Information About the Fund – Primary Service Providers section of each Fund's prospectus, the Investment Manager, Distributor and Transfer Agent, all affiliates of Ameriprise Financial, receive compensation from the Funds for the various services they provide to the Funds. Additional information as to the specific terms regarding such compensation is set forth in these affiliated service providers’ contracts with the Funds, each of which typically is included as an exhibit to Part C of each Fund's registration statement.
In many instances, the compensation paid to the Investment Manager and other Ameriprise Financial affiliates for the services they provide to the Funds is based, in some manner, on the size of the Funds' assets under management. As the size of the Funds' assets under management grows, so does the amount of compensation paid to the Investment Manager and, as the case may be, other Ameriprise Financial affiliates for providing services to the Funds. This relationship between Fund assets and any affiliated service provider compensation may create economic and other conflicts of interests of which Fund investors should be aware. These potential conflicts of interest, as well as additional ones, are discussed in detail below and also are addressed in other disclosure materials, including the Funds' prospectuses. Many of these conflicts of interest also are highlighted in account documentation and other disclosure materials of Ameriprise Financial affiliates that make available or offer the Columbia Funds as investments in connection with their respective products and services. In addition, Parts 1A and 2A of the Investment Manager’s Form ADV, which it must file with the SEC as an investment adviser registered under the Investment Advisers Act of 1940, provide information about the Investment Manager’s business, assets under management, affiliates and potential conflicts of interest. Parts 1A and 2A of the Investment Manager’s Form ADV are available online through the SEC’s website at www.adviserinfo.sec.gov.
The Board monitors events to identify any material conflicts that may arise between the interests of the Participating Insurance Companies or between the interests of owners of variable annuity contracts or variable life insurance policies, or participants in Qualified Plans. The Trust currently does not foresee any disadvantages to the owners of variable annuity contracts or variable life insurance policies or participants in Qualified Plans arising from the fact that certain interests of owners may differ.
Additional actual or potential conflicts of interest and certain investment activity limitations that could affect the Funds may arise from the financial services activities of Ameriprise Financial and its affiliates, including, for example, the investment advisory/management services provided for clients and customers other than the Funds. Ameriprise Financial and its affiliates are engaged in a wide range of financial activities beyond the fund-related activities of the Investment Manager, including, among others, broker-dealer (sales and trading), asset management, insurance and other financial activities. The broad range of financial services activities of Ameriprise Financial and its affiliates may involve multiple advisory, transactional, lending, financial and other interests in securities and other instruments, and in companies, that may be bought, sold or held by the Funds. The following describes certain actual and potential conflicts of interest that may be presented.
Actual and Potential Conflicts of Interest Related to the Investment Advisory/Management Activities of Ameriprise Financial and its Affiliates in Connection With Other Funds, Advised/Managed Funds and Accounts
The Investment Manager, Ameriprise Financial and other affiliates of Ameriprise Financial may advise or manage funds and accounts other than the Funds. In this regard, Ameriprise Financial and its affiliates may provide investment advisory/management and other services to other advised/managed funds and accounts that are similar to those provided to the Funds. The Investment Manager and Ameriprise Financial’s other investment adviser affiliates (including, for example, Columbia Cent CLO Advisers, LLC, Pyrford International Limited, Thames River Capital LLP and Threadneedle Asset Management Limited) will give investment advice to and make investment decisions for advised/managed funds and accounts, including the Funds, as they believe to be in that fund’s and/or account’s best interests, consistent with their fiduciary duties. The Funds and the other advised/managed funds and accounts of Ameriprise Financial and its affiliates are separately and potentially divergently managed, and there is no assurance that any investment advice Ameriprise Financial and its affiliates give to other advised/managed funds and accounts will also be given simultaneously or otherwise to the Funds.
A variety of other actual and potential conflicts of interest may arise from the advisory relationships of the Investment Manager, Ameriprise Financial and other Ameriprise Financial affiliates with other clients and customers. Advice given to the Funds and/or investment decisions made for the Funds by the Investment Manager or other Ameriprise Financial affiliates may differ from, or may conflict with, advice given to and/or investment decisions made by the Investment Manager, Ameriprise Financial and other Ameriprise Financial affiliates for other advised/managed funds and accounts. As a result, the performance of the Funds may differ from the performance of other funds or accounts advised/managed by the Investment Manager, Ameriprise Financial or other Ameriprise Financial affiliates. Similarly, a position taken by Ameriprise Financial and its affiliates, including the Investment Manager, on behalf of other funds or accounts may be contrary to a position taken on behalf of the Funds. Moreover, Ameriprise Financial and its affiliates, including the Investment Manager, may take a position on behalf of other
Statement of Additional Information – May 1, 2026

advised/managed funds and accounts, or for their own proprietary accounts, that is adverse to companies or other issuers in which the Funds are invested. Also, the Investment Manager may take a position on behalf of certain Funds that is adverse to that of certain other Funds or accounts advised/managed by the Investment Manager, Ameriprise Financial or other Ameriprise Financial affiliates. For example, certain Funds may hold equity securities of a company while certain other Funds or accounts advised/managed by the Investment Manager, Ameriprise Financial or other Ameriprise Financial affiliates may hold debt securities of the same company – certain Funds may even own different debt instruments of the same issuer, where certain Funds own subordinated (junior) debt of an issuer and certain other Funds own senior debt of the same issuer, which presents a conflict of interest to the Investment Manager because junior debt is less of a priority than senior debt in terms of repayments. Senior debt is often secured and is more likely to be paid back while subordinated debt is not secured and is more of a risk. If the portfolio company were to experience financial difficulties, it might be in the best interest of certain Funds for the company to reorganize while the interests of certain other Funds or accounts advised/managed by the Investment Manager, Ameriprise Financial or other Ameriprise Financial affiliates might be better served by the liquidation of the company. Conflicts are magnified with respect to issuers that become insolvent. It is possible that in connection with an insolvency, bankruptcy, reorganization, or similar proceeding, certain Funds will be limited (by applicable law, courts or otherwise) in the positions or actions it will be permitted to take due to other interests held or actions or positions taken by certain other Funds or accounts advised/managed by the Investment Manager, Ameriprise Financial or other Ameriprise Financial affiliates. Certain Funds may invest in offerings of securities the proceeds of which may be used to repay debt obligations held in by certain other Funds or accounts advised/managed by the Investment Manager, Ameriprise Financial or other Ameriprise Financial affiliates. The latter’s interest in having the debt repaid creates a conflict of interest. These types of conflicts of interest could arise as the result of circumstances that cannot be generally foreseen within the broad range of investment advisory/management activities in which Ameriprise Financial and its affiliates engage. The Investment Manager has adopted policies and procedures designed to address these types of conflicts of interest among the Funds and other Funds and accounts advised by the Investment Manager, Ameriprise Financial and other affiliates of Ameriprise Financial.
Investment transactions made on behalf of other funds or accounts advised/managed by the Investment Manager, Ameriprise Financial or other Ameriprise Financial affiliates also may have a negative effect on the value, price or investment strategies of the Funds. For example, this could occur if another advised/managed fund or account implements an investment decision ahead of, or at the same time as, the Funds and causes the Funds to experience less favorable trading results than they otherwise would have experienced based on market liquidity factors. In addition, the other funds and accounts advised/managed by the Investment Manager, Ameriprise Financial and other Ameriprise Financial affiliates, including the other Columbia Funds and accounts of Ameriprise Financial and its affiliates, may have the same or very similar investment objective and strategies as the Funds. In this situation, the allocation of, and competition for, investment opportunities among the Funds and other funds and/or accounts advised/managed by the Investment Manager, Ameriprise Financial or other Ameriprise Financial affiliates may create conflicts of interest especially where, for example, limited investment availability is involved. The Investment Manager has adopted policies and procedures designed to address the allocation of investment opportunities among the Funds and other funds and accounts advised by the Investment Manager, Ameriprise Financial and other affiliates of Ameriprise Financial. For more information, see Investment Management and Other Services – The Investment Manager and Subadvisers – Portfolio Managers – Potential Conflicts of Interest.
Sharing of Information among Advised/Managed Accounts
Ameriprise Financial and its affiliates, including the Investment Manager, also may possess information that could be material to the management of a Fund and may not be able to, or may determine not to, share that information with the Fund, even though the information might be beneficial to the Fund. This information may include actual knowledge regarding the particular investments and transactions of other advised/managed funds and accounts, as well as proprietary investment, trading and other market research, analytical and technical models, and new investment techniques, strategies and opportunities. Depending on the context, Ameriprise Financial and its affiliates generally will have no obligation to share any such information with the Funds. In general, employees of Ameriprise Financial and its affiliates, including the portfolio managers of the Investment Manager, will make investment decisions without regard to information otherwise known by other employees of Ameriprise Financial and its affiliates, and generally will have no obligation to access any such information and may, in some instances, not be able to access such information because of legal and regulatory constraints or the internal policies and procedures of Ameriprise Financial and its affiliates. For example, if the Investment Manager or another Ameriprise Financial affiliate, or their respective employees, come into possession of non-public information regarding another advised/managed fund or account, they may be prohibited by legal and regulatory constraints, or internal policies and procedures, from using that information in connection with transactions made on behalf of the Funds. For more information, see Investment Management and Other Services – The Investment Manager and Subadvisers – Portfolio Managers – Potential Conflicts of Interest.
Statement of Additional Information – May 1, 2026

Soft Dollar Benefits
Certain products and services, commonly referred to as “soft dollar services” (including, to the extent permitted by law, research reports, economic and financial data, financial publications, proxy analysis, computer databases and other research-oriented materials), that the Investment Manager may receive in connection with brokerage services provided to a Fund may have the inadvertent effect of disproportionately benefiting other advised/managed funds or accounts. This could happen because of the relative amount of brokerage services provided to a Fund as compared to other advised/managed funds or accounts, as well as the relative compensation paid by a Fund. It is possible that the Investment Manager or an investment subadviser subject to the recent revisions to the EU’s Markets in Financial Instruments Directive ("MiFID II") will cause a Fund to pay for research services with soft dollars in circumstances where it may not use soft dollars with respect to other advised/managed funds or accounts, although those other advised/managed funds or accounts might nonetheless benefit from those research services.
Services Provided to Other Advised/Managed Accounts
Ameriprise Financial and its affiliates, including the Investment Manager, Distributor and Transfer Agent, also may act as an investment adviser, investment manager, administrator, transfer agent, custodian, trustee, broker-dealer, agent, or in another capacity, for advised/managed funds and accounts other than the Funds, and may receive compensation for acting in such capacity. This compensation that the Investment Manager, Distributor and Transfer Agent and other Ameriprise Financial affiliates receive could be greater than the compensation Ameriprise Financial and its affiliates receive for acting in the same or similar capacity for the Funds. In addition, the Investment Manager, Distributor and Transfer Agent and other Ameriprise Financial affiliates may receive other benefits, including enhancement of new or existing business relationships. This compensation and/or the benefits that Ameriprise Financial and its affiliates may receive from other advised/managed funds and accounts and other relationships could potentially create incentives to favor other advised/managed funds and accounts over the Funds. Trades made by Ameriprise Financial and its affiliates for the Funds may be, but are not required to be, aggregated with trades made for other funds and accounts advised/managed by the Investment Manager and other Ameriprise Financial affiliates. If trades are aggregated among the Funds and those other funds and accounts, the various prices of the securities being traded may be averaged, which could have the potential effect of disadvantaging the Funds as compared to the other funds and accounts with which trades were aggregated.
Proxy Voting
The Investment Manager has adopted proxy voting policies and procedures that are designed to provide that all proxy voting is done in the best economic interests of its clients, including the Funds, without regard to any resulting benefit or detriment to the Investment Manager and/or its affiliates, including Ameriprise Financial and its affiliates. Although the Investment Manager endeavors to make all proxy voting decisions in the interests of client(s) on whose behalf it is voting the proxies, the Investment Manager’s proxy voting decisions with respect to a Fund’s portfolio securities may or may not benefit Ameriprise Financial or other affiliates of the Investment Manager or other advised/managed funds and accounts, and/or clients, of Ameriprise Financial and its affiliates. For more information about the Funds' proxy voting policies and procedures, see Investment Management and Other Services – Proxy Voting Policies and Procedures.
Certain Trading Activities
The directors/trustees, officers and employees of Ameriprise Financial and its affiliates may buy and sell securities or other investments for their own accounts, and in doing so may take a position that is adverse to the Funds. In order to reduce the possibility that such personal investment activities of the directors/trustees, officers and employees of Ameriprise Financial and its affiliates will materially adversely affect the Funds, Ameriprise Financial and its affiliates have adopted policies and procedures, and the Funds, the Board, the Investment Manager and the Distributor have each adopted a Code of Ethics that addresses such personal investment activities. For more information, see Investment Management and Other Services – Codes of Ethics.
Affiliate Transactions
Subject to applicable legal and regulatory requirements, a Fund may enter into transactions in which Ameriprise Financial and/or its affiliates, or companies that are deemed to be affiliates of a Fund because of, among other factors, their or their affiliates’ ownership or control of shares of the Fund, may have an interest that potentially conflicts with the interests of the Fund. For example, an affiliate of Ameriprise Financial may sell securities to a Fund from an offering in which it is an underwriter or that it owns as a dealer, subject to applicable legal and regulatory requirements. Applicable legal and regulatory requirements also may prevent a Fund from engaging in transactions with an affiliate of the Fund, which may include Ameriprise Financial and its affiliates, or from participating in an investment opportunity in which an affiliate of a Fund participates.
Statement of Additional Information – May 1, 2026

Certain Investment Limitations
Regulatory and other restrictions may limit a Fund’s investment activities in various ways. For example, certain securities may be subject to ownership limitations due to regulatory limits on investments in certain industries (such as, for example, banking and insurance) and markets (such as emerging or international markets), or certain transactions (such as those involving certain derivatives or other instruments) or mechanisms imposed by certain issuers (such as, among others, poison pills). Certain of these restrictions may impose limits on the aggregate amount of investments that may be made by affiliated investors in the aggregate or in individual issuers. In these circumstances, the Investment Manager may be prevented from acquiring securities for a Fund (that it might otherwise prefer to acquire) if the acquisition would cause the Fund and its affiliated investors to exceed an applicable limit. These types of regulatory and other applicable limits are complex and vary significantly in different contexts including, among others, from country to country, industry to industry and issuer to issuer. The Investment Manager has policies and procedures designed to monitor and interpret these limits. Nonetheless, given the complexity of these limits, the Investment Manager and/or its affiliates may inadvertently breach these limits, and a Fund may therefore be required to sell securities that it might otherwise prefer to hold in order to comply with such limits. In addition, aggregate ownership limitations could cause performance dispersion among funds and accounts managed by the Investment Manager with similar investment objectives and strategies and portfolio management teams, including accounts that seek to track an index. For example, if further purchases in an issuer are restricted due to regulatory or other reasons, a portfolio manager would not be able to acquire securities or other assets of an issuer for a new Fund that may already be held by other funds and accounts with the same/similar investment objectives and strategies that are managed by the same portfolio management team. The Investment Manager may also choose to limit purchases in an issuer to a certain threshold for risk management purposes. If the holdings of the Investment Manager’s affiliates are included in that limitation, a Fund may be more limited in its ability to purchase a particular security or other asset than if the holdings of the Investment Manager’s affiliates had been excluded from the limitation. At certain times, a Fund may be restricted in its investment activities because of relationships that an affiliate of the Fund, which may include Ameriprise Financial and its affiliates, may have with the issuers of securities. This could happen, for example, if a Fund desired to buy a security issued by a company for which Ameriprise Financial or an affiliate serves as underwriter. A Fund may also be limited in certain investments because Ameriprise Financial, a financial holding company, is subject to certain banking regulatory requirements which may in some cases apply to the Investment Manager’s investments for the funds and accounts, including the Funds, it manages. Also, Ameriprise Financial issues various securities from time to time, including common stock. With the exception of Funds passively managed to track an unaffiliated index in which an Ameriprise Financial security is included, the Funds do not invest in Ameriprise Financial securities. Therefore, actively managed Funds and passively managed funds that seek to track an affiliated index will not hold any Ameriprise Financial securities even if such securities are included in an index used by the Fund for performance comparison and/or tracking purposes. Accordingly, the performance of such Funds versus their index will likely differ. In any of these scenarios, a Fund’s inability to participate (or participate further) in a particular investment, despite a portfolio manager’s desire to so participate, may negatively impact Fund performance. The internal policies and procedures of Ameriprise Financial and its affiliates covering these types of restrictions and addressing similar issues also may at times restrict a Fund’s investment activities. See also About Fund Investments – Certain Investment Activity Limits.
Actual and Potential Conflicts of Interest Related to Ameriprise Financial and its Affiliates’ Non-Advisory Relationships with Clients and Customers other than the Funds
The financial relationships that Ameriprise Financial and its affiliates may have with companies and other entities in which a Fund may invest can give rise to actual and potential conflicts of interest. Subject to applicable legal and regulatory requirements, a Fund may invest (a) in the securities of Ameriprise Financial and/or its affiliates and/or in companies in which Ameriprise Financial and its affiliates have an equity, debt or other interest, and/or (b) in the securities of companies held by other Columbia Funds. The purchase, holding and sale of such securities by a Fund may enhance the profitability and the business interests of Ameriprise Financial and/or its affiliates and/or other Columbia Funds. There also may be limitations as to the sharing with the Investment Manager of information derived from the non-investment advisory/management activities of Ameriprise Financial and its affiliates because of legal and regulatory constraints and internal policies and procedures (such as information barriers and ethical walls). Because of these limitations, Ameriprise Financial and its affiliates generally will not share information derived from its non-investment advisory/management activities with the Investment Manager.
Actual and Potential Conflicts of Interest Related to Ameriprise Financial Affiliates’ Marketing and Use of the Columbia Funds as Investment Options
Ameriprise Financial and its affiliates also provide a variety of products and services that, in some manner, may utilize the Columbia Funds as investment options. For example, the Columbia Funds may be offered as investments in connection with brokerage and other securities products offered by Ameriprise Financial and its affiliates, and may be utilized as investments in connection with fiduciary, investment management and other accounts offered by affiliates of Ameriprise Financial, as well as for other Columbia Funds structured as “funds-of-funds.” The use of the Columbia Funds in connection with other products and
Statement of Additional Information – May 1, 2026

services offered by Ameriprise Financial and its affiliates may introduce economic and other conflicts of interest. These conflicts of interest are highlighted in account documentation and other disclosure materials for the other products and services offered by Ameriprise Financial and its affiliates.
Ameriprise Financial and its affiliates, including the Investment Manager, may, subject to applicable legal and regulatory requirements, make payments to their affiliates in connection with the promotion and sale of the Funds' shares, in addition to the sales-related and other compensation that these parties may receive from the Funds, if any. As a general matter, personnel of Ameriprise Financial and its affiliates do not receive compensation in connection with their sales or use of the Funds that is greater than that paid in connection with their sales of other comparable products and services. Nonetheless, because the compensation that the Investment Manager and other affiliates of Ameriprise Financial may receive for providing services to the Funds is generally based on the Funds' assets under management and those assets will grow as shares of the Funds are sold, potential conflicts of interest may exist. See Other Practices – Additional Shareholder Servicing Payments and – Additional Payments to Financial Intermediaries for more information.
Actual or Potential Conflicts of Interest Related to Affiliated Indexes
The Investment Manager and its affiliates may develop, own and operate indexes (each, an Affiliated Index) based on investment and trading strategies developed by the Investment Manager and/or its affiliates (Affiliated Index Strategies). Some of the ETFs for which Columbia Management acts as investment adviser (the Affiliated Index ETFs) seek to track the performance of the Affiliated Indexes. The Investment Manager and/or its affiliates may, from time to time, manage other funds or accounts that invest in these Affiliated Index ETFs. In the future, the Investment Manager and/or its affiliates may manage client accounts that track the same Affiliated Indexes used by the Affiliated Index ETFs or which are based on the same, or substantially similar, Affiliated Index Strategies that are used in the operation of the Affiliated Indexes and the Affiliated Index ETFs. The operation of the Affiliated Indexes, the Affiliated Index ETFs and other accounts managed in this manner may give rise to potential conflicts of interest.
For example, any accounts managed by the Investment Manager and/or its affiliates that seek to track the same Affiliated Indexes may engage in purchases and sales of securities at different times. These differences may result in certain accounts having more favorable performance relative to that of the Affiliated Index or other accounts that seek to track the Affiliated Index. Other potential conflicts include (i) the potential for unauthorized access to Affiliated Index information, allowing Affiliated Index changes that benefit the Investment Manager and/or its affiliates or other accounts managed by the Investment Manager and/or its affiliates and not the clients in the accounts seeking to track the Affiliated Index, and (ii) the manipulation of Affiliated Index pricing to present the performance of accounts seeking to track the Affiliated Index, or the firm’s tracking ability, in a preferential light.
The Investment Manager has adopted policies and procedures that are designed to address potential conflicts that may arise in connection with the operation of the Affiliated Indexes, the Affiliated Index ETFs and other accounts.
To the extent it is intended that an account managed by the Investment Manager and/or its affiliates seeks to track an Affiliated Index, the account may not match (performance or holdings), and may vary substantially from, such index for any period of time. An account that seeks to track an index may purchase, hold and sell securities at times when another client would not do so. The Investment Manager and its affiliates do not guarantee that any tracking error targets will be achieved. Accounts managed by the Investment Manager and/or its affiliates that seek to track an index may be negatively impacted by errors in the index, either as a result of calculation errors, inaccurate data sources or otherwise. The Investment Manager and its affiliates do not guarantee the timeliness, accuracy and/or completeness of an index and are not responsible for errors, omissions or interruptions in the index (including when the Investment Manager or an affiliate acts as the index provider) or the calculation thereof (including when the Investment Manager or an affiliate acts as the calculation agent).
The Investment Manager and its affiliates are not obligated to license the Affiliated Indexes to clients or other third-parties.
Codes of Ethics
The Funds, the Investment Manager, the subadvisers and the Distributor have adopted Codes of Ethics pursuant to the requirements of the 1940 Act, including Rule 17j-1 under the 1940 Act. These Codes of Ethics permit personnel subject to the Codes of Ethics to invest in securities, including securities that may be bought or held by the Funds. These Codes of Ethics are included as exhibits to Part C of the Funds' registration statement. These Codes of Ethics are available on the EDGAR Database on the SEC’s website at www.sec.gov, and copies of these Codes of Ethics may be obtained, after paying a duplicating fee, by electronic request to publicinfo@sec.gov.
Statement of Additional Information – May 1, 2026

Proxy Voting Policies and Procedures
General. The Funds have delegated to the Investment Manager the responsibility to vote proxies relating to portfolio securities held by the Funds, including Funds managed by subadvisers. In deciding to delegate this responsibility to the Investment Manager, the Board reviewed the policies adopted by the Investment Manager. These included the procedures that the Investment Manager follows when a vote presents a conflict between the interests of the Funds and their shareholders and the Investment Manager and its affiliates.
The Investment Manager’s policy is to vote all proxies for Fund securities in a manner considered by the Investment Manager to be in the best economic interests of its clients, including the Funds, without regard to any benefit or detriment to the Investment Manager, its employees or its affiliates. The best economic interests of clients is defined for this purpose as the interest of enhancing or protecting the value of client accounts, considered as a group rather than individually, as the Investment Manager determines in its discretion. The Investment Manager endeavors to vote all proxies of which it becomes aware prior to the vote deadline; provided, however, that in certain circumstances the Investment Manager may refrain from voting securities. For instance, the Investment Manager may refrain from voting foreign securities if it determines that the costs of voting outweigh the expected benefits of voting and typically will not vote securities if voting would impose trading restrictions.
The Board may, in its discretion, vote proxies for the Funds. For instance, the Board may determine to vote on matters that may present a material conflict of interest to the Investment Manager. In addition, the Board may instruct the Investment Manager to vote in accordance with guidelines approved by the Board.
Oversight. The operation of the Investment Manager’s proxy voting policy and procedures is overseen by a group of representatives from the Investment Manager and its advisory affiliates. Oversight of the Investment Manager’s proxy voting is also provided by a committee within the Investment Manager comprised of portfolio managers and research analysts. The Board reviews on an annual basis, or more frequently if determined appropriate, the Investment Manager’s administration of the proxy voting process.
Corporate Governance and Proxy Voting Guidelines (the Guidelines). The Investment Manager has adopted the Guidelines, which set out voting stances on key issues and the broad principles shaping its approach, as well as the types of related voting action the Investment Manager may take. The Guidelines also provide indicative examples of key guidelines used in any given region, which illustrate the standards against which voting decisions are considered. The Investment Manager has developed voting stances that align with the Guidelines and will generally vote in accordance with such voting stances. The Investment Manager may determine to vote differently from the voting stances on particular proposals in the event it determines that doing so is in the clients’ best economic interests. The Investment Manager may consider the voting recommendations of analysts, portfolio managers, subadvisers and information obtained from outside resources, including one or more third party research providers. When proposals are not covered by the voting stances or a voting determination must be made on a case-by-case basis, a portfolio manager or analyst will make the voting determination based on his or her determination of the clients’ best economic interests.
Addressing Conflicts of Interest. The Investment Manager seeks to address potential material conflicts of interest by voting in accordance with predetermined voting stances. In addition, if the Investment Manager determines that a material conflict of interest exists, the Investment Manager will invoke one or more of the following conflict management practices: (i) causing the proxies to be voted in accordance with the recommendations of an independent third party (which may be the Investment Manager’s proxy voting administrator or research provider); (ii) causing the proxies to be delegated to an independent third party (which may be the Investment Manager’s proxy voting administrator or research provider); and (iii) in infrequent cases, forwarding the proxies to an Independent Trustee authorized to vote the proxies for the Funds. A member of a governing body responsible for overseeing proxy voting is prohibited from voting on any proposal for which he or she has a conflict of interest by reason of a direct relationship with the issuer or other party affected by a given proposal. Persons making recommendations are required to disclose any relationship with a party making a proposal or other matter known to the person that would create a potential conflict of interest.
Voting Proxies of Affiliated Underlying Funds. Certain Funds may invest in shares of other Columbia Funds (referred to in this context as “underlying funds”) and may own substantial portions of these underlying funds. If such Funds are in a master-feeder structure, the feeder fund will either seek instructions from its shareholders with regard to the voting of proxies with respect to the master fund’s shares and vote such proxies in accordance with such instructions or vote the shares held by it in the same proportion as the vote of all other master fund shareholders. With respect to Funds that hold shares of underlying funds other than in a master-feeder structure, the holding Funds will typically vote proxies of the underlying funds in the same proportion as the vote of all other holders of the underlying fund’s shares, unless the Board otherwise instructs.
Proxy Voting Agents. The Investment Manager has retained Institutional Shareholder Services Inc., a third-party vendor, as its proxy voting administrator to implement its proxy voting process and to provide recordkeeping and vote disclosure services. Typically, Institutional Shareholder Services Inc. populates ballots for issuers deemed to present potential material conflicts of
Statement of Additional Information – May 1, 2026

interest in accordance with predetermined voting stances, as described above under Addressing Conflicts of Interest. The Investment Manager has retained both Institutional Shareholder Services Inc. and Glass Lewis & Company, LLC to provide proxy research services.
Additional Information. Information regarding how the Columbia Funds (except certain Columbia Funds that do not invest in voting securities) voted proxies relating to portfolio securities during the most recent twelve month period ended June 30 will be available by August 31 of this year free of charge: (i) through the Columbia Funds’ website at columbiathreadneedleus.com and/or (ii) on the SEC’s website at www.sec.gov. For a copy of the Guidelines in effect on the date of this SAI, see Appendix B to this SAI.
Organization and Management of Wholly-Owned Subsidiaries
VP – Commodity Strategy Fund (for purposes of this section, referred to as a “Fund”) may invest a portion of its assets, within the limitations of Subchapter M and Section 817(h) of the Code, as applicable, in one or more of its wholly-owned subsidiaries (previously defined collectively as the Subsidiary). The Subsidiary is a limited liability company organized under the laws of the Cayman Islands, whose registered office is located at P.O. Box 309, Ugland House, Grand Cayman Islands.
The Subsidiary is overseen by its own board of directors and is not registered under the 1940 Act. The Fund, as the sole shareholder of the Subsidiary, does not have all of the protections offered by the 1940 Act to shareholders of investment companies registered under the 1940 Act. However, the Fund’s Board maintains oversight responsibility for investment activities of the Subsidiary as if the Subsidiary’s investments were held directly by the Fund. The Investment Manager and the Fund’s subadvisers are responsible for the Subsidiary’s day-to-day business pursuant to their separate agreements with, or in respect of, the Subsidiary. The following individuals serve as a director of the Subsidiary:
Name, address, year of birth	Position held with Subsidiary and length of service	Principal occupation during past five years
Brian M. Engelking 901 3rd Avenue South Minneapolis, MN 55402 Born 1979	Director since March 2020
Global Lead Financial Officer – Columbia Threadneedle
Investments® at Ameriprise Financial, Inc. since June 2020.
Previously, Vice President – Finance, Ameriprise Financial, Inc.
and served in various finance leadership roles with Ameriprise
Financial, Inc. since 2000.

Christopher O. Petersen 901 3rd Avenue South Minneapolis, MN 55402 Born 1970	Director since January 2015	See Fund Governance – The Officers – Fund Officers.
The Subsidiary has entered into a separate management agreement for the provision of advisory and administrative services with the Investment Manager. Under this agreement, the Investment Manager provides the Subsidiary with the same type of management services, under the same terms, as are provided to the Fund. The Subsidiary pays the Investment Manager an annual fee for its management services, as set forth in the management agreement and the table below.
Management Agreement Fee Schedule
Subsidiary	Assets (millions)	Annual rate at each asset level(a)
CVPCSF Offshore Fund, Ltd. (Subsidiary of VP – Commodity Strategy Fund)(a)	$0 - $500	0.630%
	˃$500 - $1,000	0.580%
	˃$1,000 - $3,000	0.550%
	˃$3,000 - $6,000	0.520%
	˃$6,000 - $12,000	0.500%
	˃$12,000	0.490%
(a)
When calculating asset levels for purposes of determining fee rate breakpoints, asset levels are based on aggregate net assets of the Subsidiary and its Fund. When calculating the fee payable under this agreement, the annual rates are based on a percentage of the average daily net assets of the Subsidiary.
The Subsidiary has entered into a separate contract for the provision of custody services with the same service providers who provide those services to the Fund. The Subsidiary bears the fees and expenses incurred in connection with the services that it receives pursuant to each of these separate agreements and arrangements. The Fund expects that the expenses borne by the Subsidiary will not be material in relation of the value of the Fund’s assets.
For purposes of adhering to the Fund’s compliance policies and procedures, the Investment Manager treats the assets of the Subsidiary as if the assets were held directly by the Fund. The Chief Compliance Officer of the Fund makes periodic reports to the Fund’s Board regarding the management and operations of the Subsidiary.
Statement of Additional Information – May 1, 2026

The financial information of the Subsidiary is consolidated into the Fund’s financial statements, as contained within the Fund’s Form N-CSR and audited by PwC.
By investing in the Subsidiary, the Fund is indirectly exposed to the risks associated with the Subsidiary’s investments. The derivatives and other investments held by the Subsidiary are subject to the same risks that would apply to similar investments if held directly by the Fund. The Subsidiary is subject to the same principal risks to which the Fund is subject (as described in the Fund’s prospectus). There can be no assurance that the investment objective of the Subsidiary will be achieved. The Subsidiary is not registered under the 1940 Act and, except as otherwise noted, is not subject to the investor protections of the 1940 Act. However, the Fund wholly owns and controls the Subsidiary, and the Fund and the Subsidiary are both managed by the Investment Manager, making it unlikely that the Subsidiary will take action contrary to the interests of the Fund and its shareholders. The Fund’s Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as sole shareholder of the Subsidiary. In managing the Subsidiary’s investment portfolio, the Investment Manager manages the Subsidiary’s portfolio in accordance with the Fund’s investment policies and restrictions.
The Investment Manager and any subadviser, if applicable, as it relates to the Subsidiary, complies with provisions of the 1940 Act relating to investment advisory contracts under Section 15 as an investment adviser to the Fund under Section 2(a)(20) of the 1940 Act. The Fund complies with the provisions of the 1940 Act, including those relating to investment policies (Section 8) and capital structure and leverage (Section 18) on an aggregate basis with the Subsidiary, and the Subsidiary complies with the provisions relating to affiliated transactions and custody (Section 17).
Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in the applicable prospectus and this SAI and could adversely affect the Fund and its shareholders. For example, the Cayman Islands laws currently do not impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law were changed and the Subsidiary was required to pay Cayman Islands taxes, the investment returns of the Fund would likely decrease.
Qualification as a Regulated Investment Company. In order to qualify for the special tax treatment accorded to RICs under the Code, the Fund must satisfy a 90% gross income requirement and an asset diversification requirement. These requirements are not applicable to the Subsidiary. The Fund and the Subsidiary will take steps to ensure that income recognized by the Fund in respect of the Subsidiary will be qualifying income for purposes of the 90% gross income requirement. For purposes of the asset diversification requirement, the Fund will limit its investment in the Subsidiary in the aggregate to 25% or less of the Fund’s total assets as of the end of every quarter of its taxable year; the asset diversification requirement applies to the Fund’s interest in the Subsidiary but not to the Subsidiary’s investments. Please refer to the Taxation – The Subsidiary section for further information about certain tax considerations relating to the Fund’s investment in the Subsidiary.
Statement of Additional Information – May 1, 2026

FUND GOVERNANCE
Board of Trustees and Officers
The Board oversees the Funds' operations and appoints officers who are responsible for day-to-day business decisions based on policies set by the Board. The following table provides basic biographical information about the Funds' Trustees as of the date of this SAI, including their principal occupations during the past five years, although specific titles for individuals may have varied over the period. The year set forth beneath Length of Service in the table below is the year in which the Trustee was first appointed or elected as Trustee to any Fund currently in the Columbia Funds Complex or a predecessor thereof. Under current Board policy, each Trustee generally serves until December 31 of the year such Trustee turns seventy-five (75).
Trustees
Independent Trustees
Name, Address, Year of Birth	Position Held with the Columbia Funds and Length of Service	Principal Occupation(s) During the Past Five Years and Other Relevant Professional Experience	Number of Funds in the Columbia Funds Complex* Overseen	Other Directorships Held by Trustee During the Past Five Years and Other Relevant Board Experience	Committee Assignments
George S. Batejan c/o Columbia Management Investment Advisers, LLC, 290 Congress Street Boston, MA 02210 1954	Trustee since 2017	Executive Vice President, Global Head of Technology and Operations, Janus Capital Group, Inc., 2010-2016	177
Former Chairman of the
Board, NICSA (National
Investment Company
Services Association)
(Executive Committee,
Nominating Committee
and Governance
Committee), 2014-
2016; former Director,
Intech Investment
Management, 2011-
2016; former Board
Member, Metro Denver
Chamber of Commerce,
2015-2016; former
Advisory Board
Member, University of
Colorado Business
School, 2015-2018;
former Board Member,
Chase Bank
International, 1993-
1994
					Compliance, Contracts, Investment Review Committee
Statement of Additional Information – May 1, 2026

Name, Address, Year of Birth	Position Held with the Columbia Funds and Length of Service	Principal Occupation(s) During the Past Five Years and Other Relevant Professional Experience	Number of Funds in the Columbia Funds Complex* Overseen	Other Directorships Held by Trustee During the Past Five Years and Other Relevant Board Experience	Committee Assignments
Kathleen Blatz c/o Columbia Management Investment Advisers, LLC, 290 Congress Street Boston, MA 02210 1954	Trustee since 2006
Attorney, specializing in
arbitration and mediation,
since 2006; Trustee of Gerald
Rauenhorst 1982 Trusts,
2020-2024; Interim President
and Chief Executive Officer,
Blue Cross Blue Shield of
Minnesota (health care
insurance), February-July
2018, April-October 2021;
Chief Justice, Minnesota
Supreme Court, 1998-2006;
Associate Justice, Minnesota
Supreme Court, 1996-1998;
Fourth Judicial District Court
Judge, Hennepin County,
1994-1996; Attorney in private
practice and public service,
1984-1993; State
Representative, Minnesota
House of Representatives,
1979-1993, which included
service on the Tax and
Financial Institutions and
Insurance Committees;
Member and Interim Chair,
Minnesota Sports Facilities
Authority, January-July 2017
177
Former Trustee, Blue
Cross and Blue Shield
of Minnesota, 2009-
2021 (Chair of the
Business Development
Committee, 2014-2017;
Chair of the
Governance Committee,
2017-2019); former
Member and Chair of
the Board, Minnesota
Sports Facilities
Authority, January
2017-July 2017; former
Director, Robina
Foundation, 2009-2020
(Chair, 2014-2020);
Director, Richard M.
Schulze Family
Foundation, since 2021
Compliance, Contracts, Investment Review Committee
Statement of Additional Information – May 1, 2026

Name, Address, Year of Birth	Position Held with the Columbia Funds and Length of Service	Principal Occupation(s) During the Past Five Years and Other Relevant Professional Experience	Number of Funds in the Columbia Funds Complex* Overseen	Other Directorships Held by Trustee During the Past Five Years and Other Relevant Board Experience	Committee Assignments
Pamela G. Carlton c/o Columbia Management Investment Advisers, LLC, 290 Congress Street Boston, MA 02210 1954	Chair since 2023; Trustee since 2007	President, Springboard- Partners in Cross Cultural Leadership (consulting company), since 2003; Managing Director of US Equity Research, JP Morgan Chase, 1999-2003; Director of US Equity Research, Chase Asset Management, 1996- 1999; Co-Director Latin America Research, 1993- 1996, COO Global Research, 1992-1996, Co-Director of US Research, 1991-1992, Investment Banker, 1982- 1991, Morgan Stanley; Attorney, Cleary Gottlieb Steen & Hamilton LLP, 1980- 1982	177
Trustee, New York
Presbyterian Hospital
Board since 1996;
Director, DR Bank since
2017 (Audit Committee
and Audit Committee
Chair since November
2023); Director,
Evercore Inc. since
2019 (Audit Committee,
Nominating and
Governance
Committee); Director,
Apollo Commercial Real
Estate Finance, Inc.
since 2021 (Chair,
Nominating and
Governance Committee
since 2023); Director,
Apollo Asset-Backed
Finance Lending
Company since 2024
(Audit Committee and
Nominating and
Governance
Committee); former
member, Independent
Directors Council (IDC)
Governing Council,
2021-2025; former
member, Investment
Company Institute (ICI)
Board of Governors,
2024-2025
					Contracts, Board Governance, Investment Review Committee
Janet Langford Carrig c/o Columbia Management Investment Advisers, LLC, 290 Congress Street Boston, MA 02210 1957	Trustee since 1996	Senior Vice President, General Counsel and Corporate Secretary, ConocoPhillips (independent energy company), September 2007- October 2018	177
Director, Waterbridge
Infrastructure LLC
(Audit Committee)
(water infrastructure
company), since
December 2025;
Former Director, EQT
Corporation (natural
gas producer), July
2019-April 2025; former
Director, Whiting
Petroleum Corporation
(independent oil and
gas company), 2020-
2022
					Contracts, Board Governance, Investment Review Committee
Statement of Additional Information – May 1, 2026

Name, Address, Year of Birth	Position Held with the Columbia Funds and Length of Service	Principal Occupation(s) During the Past Five Years and Other Relevant Professional Experience	Number of Funds in the Columbia Funds Complex* Overseen	Other Directorships Held by Trustee During the Past Five Years and Other Relevant Board Experience	Committee Assignments
J. Kevin Connaughton c/o Columbia Management Investment Advisers, LLC, 290 Congress Street Boston, MA 02210 1964	Trustee since 2020
CEO and President,
RhodeWay Financial (non-
profit financial planning firm),
since December 2022;
Member, FINRA National
Adjudicatory Council, January
2020-December 2023;
Adjunct Professor of Finance,
Bentley University, January
2018-April 2023; Consultant
to Independent Trustees of
CFVIT and CFST I from March
2016 to June 2020 with
respect to CFVIT and to
December 2020 with respect
to CFST I; Managing Director
and General Manager of
Mutual Fund Products,
Columbia Management
Investment Advisers, LLC,
May 2010-February 2015;
President, Columbia Funds,
2008-2015; and senior officer
of Columbia Funds and
affiliated funds, 2003-2015
			175
Director and Chairman,
RhodeWay Financial
since 2022; Former
Director, The Autism
Project, March 2015-
December 2021; former
Member of the
Investment Committee,
St. Michael’s College,
November 2015-
February 2020; former
Trustee, St. Michael’s
College, June 2017-
September 2019;
former Trustee, New
Century Portfolios
(former mutual fund
complex), January
2015-December 2017
					Audit, Board Governance, Contracts, Investment Review Committee
Olive M. Darragh c/o Columbia Management Investment Advisers, LLC, 290 Congress Street Boston, MA 02210 1962	Trustee since 2020	Managing Director of Darragh Inc. (strategy and talent management consulting firm), since 2010; Founder and CEO, Zolio, Inc. (investment management talent identification platform), since 2004; Consultant to Independent Trustees of CFVIT and CFST I from June 2019 to June 2020 with respect to CFVIT and to December 2020 with respect to CFST I; Partner, Tudor Investments, 2004-2010; Senior Partner, McKinsey & Company (consulting), 1990- 2004; Touche Ross CPA, 1985-1988	175
Treasurer, Edinburgh
University US Trust
Board, since January
2023; Member, HBS
Community Action
Partners Board, since
September 2022;
former Director,
University of Edinburgh
Business School
(Member of US Board),
2004-2019; former
Director, Boston Public
Library Foundation,
2008-2017
					Contracts, Investment Review Committee
Brian J. Gallagher c/o Columbia Management Investment Advisers, LLC, 290 Congress Street Boston, MA 02210 1954	Trustee since 2017	Retired; Partner with Deloitte & Touche LLP and its predecessors, 1977-2016	177	Trustee, Catholic Schools Foundation, 2004-2024	Audit, Contracts, Board Governance, Investment Review Committee
Statement of Additional Information – May 1, 2026

Name, Address, Year of Birth	Position Held with the Columbia Funds and Length of Service	Principal Occupation(s) During the Past Five Years and Other Relevant Professional Experience	Number of Funds in the Columbia Funds Complex* Overseen	Other Directorships Held by Trustee During the Past Five Years and Other Relevant Board Experience	Committee Assignments
Douglas A. Hacker c/o Columbia Management Investment Advisers, LLC, 290 Congress Street Boston, MA 02210 1955	Trustee since 1996	Independent business executive, since May 2006; Executive Vice President – Strategy of United Airlines, December 2002-May 2006; President of UAL Loyalty Services (airline marketing company), September 2001- December 2002; Executive Vice President and Chief Financial Officer of United Airlines, July 1999-September 2001	177
Former Director,
SpartanNash Company
(food distributor),
November 2013-
September 2025
(Former Chair of the
Board, May 2021-
September 2025);
Director, Aircastle
Limited (aircraft
leasing), since August
2006 (Chair of Audit
Committee); former
Director, Nash Finch
Company (food
distributor), 2005-2013;
former Director,
SeaCube Container
Leasing Ltd. (container
leasing), 2010-2013;
and former Director,
Travelport Worldwide
Limited (travel
information
technology), 2014-2019
					Audit, Contracts, Board Governance, Investment Review Committee
Amrit Kanwal c/o Columbia Management Investment Advisers, LLC, 290 Congress Street Boston, MA 02210 1965	Trustee since 2026	Executive Vice President and Chief Financial Officer, MFS Investment Management (asset management firm), 2009-2025; Executive Board Member, MFS Investment Management, 2022-2024; Executive Committee Member, Sun Life Financial, 2021-2024	175	Director, ABSLAMC (Indian investment management company); Director, MFS Meridian Funds (Luxembourg investment management fund complex), 2021-2024	Audit, Contracts, Investment Review Committee
Nancy T. Lukitsh c/o Columbia Management Investment Advisers, LLC, 290 Congress Street Boston, MA 02210 1956	Trustee since 2011	Senior Vice President, Partner and Director of Marketing, Wellington Management Company, LLP (investment adviser), 1997-2010; Chair, Wellington Management Portfolios (commingled non- U.S. investment pools), 2007 -2010; Director, Wellington Trust Company, NA and other Wellington affiliates, 1997- 2010	177	None	Compliance, Contracts, Board Governance, Investment Review Committee
Jeninne C. McGee c/o Columbia Management Investment Advisers, LLC, 290 Congress Street Boston, MA 02210 1962	Trustee since 2025	Retired; Executive Vice President and Chief Risk Officer of Ameriprise Financial, Inc., 2021–2023; Senior Vice President, Operational Risk and Data Governance, Ameriprise Financial Inc., 2018-2021	175
Director, First
Command (Chair of
Risk Committee)
(financial planning firm
for military personnel),
since 2023; Trustee and
Vice Chair, Carleton
College (on the Finance
Committee and
Investment Committee),
since 2017
					Compliance, Contracts, Investment Review Committee
Statement of Additional Information – May 1, 2026

Name, Address, Year of Birth	Position Held with the Columbia Funds and Length of Service	Principal Occupation(s) During the Past Five Years and Other Relevant Professional Experience	Number of Funds in the Columbia Funds Complex* Overseen	Other Directorships Held by Trustee During the Past Five Years and Other Relevant Board Experience	Committee Assignments
David M. Moffett c/o Columbia Management Investment Advisers, LLC, 290 Congress Street Boston, MA 02210 1952	Trustee since 2011	Retired; former Chief Executive Officer of Freddie Mac and Chief Financial Officer of U.S. Bank	177
Director, CSX
Corporation
(transportation
suppliers); Director,
PayPal Holdings Inc.
(payment and data
processing services);
former Director, eBay
Inc. (online trading
community), 2007-
2015; and former
Director, CIT Bank, CIT
Group Inc. (commercial
and consumer finance),
2010-2016; former
Senior Adviser to The
Carlyle Group (financial
services), March 2008-
September 2008;
former Governance
Consultant to
Bridgewater Associates
(investment company),
January 2013-
December 2015
					Audit, Contracts, Investment Review Committee
Catherine James Paglia c/o Columbia Management Investment Advisers, LLC, 290 Congress Street Boston, MA 02210 1952	Trustee since 2004	Director, Enterprise Asset Management, Inc. (private real estate and asset management company), since September 1998; Managing Director and Partner, Interlaken Capital, Inc., 1989-1997; Vice President, 1982-1985, Principal, 1985-1987, Managing Director, 1987- 1989, Morgan Stanley; Vice President, Investment Banking, 1980-1982, Associate, Investment Banking, 1976-1980, Dean Witter Reynolds, Inc.	177
Director, Valmont
Industries, Inc.
(irrigation systems
manufacturer), since
2012; Trustee, Carleton
College (on the
Investment Committee),
since 1987; Trustee,
Carnegie Endowment
for International Peace
(on the Investment
Committee), 2009-2025
					Compliance, Contracts, Board Governance, Investment Review Committee
Statement of Additional Information – May 1, 2026

Name, Address, Year of Birth	Position Held with the Columbia Funds and Length of Service	Principal Occupation(s) During the Past Five Years and Other Relevant Professional Experience	Number of Funds in the Columbia Funds Complex* Overseen	Other Directorships Held by Trustee During the Past Five Years and Other Relevant Board Experience	Committee Assignments
Natalie A. Trunow c/o Columbia Management Investment Advisers, LLC, 290 Congress Street Boston, MA 02210 1967	Trustee since 2020
Chief Executive Officer,
Millennial Portfolio Solutions
LLC (asset management and
consulting services) January
2016-January 2021; Non-
executive Member of the
Investment Committee and
Valuation Committee, Sarona
Asset Management Inc.
(private equity firm)
September 2019-December
2022; Advisor, Horizon
Investments (asset
management and consulting
services), August 2018-
January 2022; Advisor,
Paradigm Asset
Management, November
2016-January 2022;
Consultant to Independent
Trustees of CFVIT and CFST I
from September 2016 to June
2020 with respect to CFVIT
and to December 2020 with
respect to CFST I; Director of
Investments/Consultant,
Casey Family Programs, April
2016-November 2016; Senior
Vice President and Chief
Investment Officer, Calvert
Investments, August 2008-
January 2016; Section Head
and Portfolio Manager,
General Motors Asset
Management, June 1997-
August 2008
			175
Independent Director,
(Investment
Committee), Health
Services for Children
with Special Needs,
Inc., 2010-2021;
Independent Director,
(Executive Committee
and Chair, Audit
Committee), Consumer
Credit Counseling
Services (formerly
Guidewell Financial
Solutions), 2016-2023;
Independent Director
(Investment
Committee), Sarona
Asset Management,
2019-2022
					Compliance, Contracts, Investment Review Committee
Sandra L. Yeager c/o Columbia Management Investment Advisers, LLC, 290 Congress Street Boston, MA 02210 1964	Trustee since 2017	Retired; President and founder, Hanoverian Capital, LLC (SEC registered investment advisor firm), 2008-2016; Managing Director, DuPont Capital, 2006-2008; Managing Director, Morgan Stanley Investment Management, 2004-2006; Senior Vice President, Alliance Bernstein, 1990-2004	177	Former Director, NAPE (National Alliance for Partnerships in Equity) Education Foundation, October 2016-October 2020; Advisory Board, Jennersville YMCA, June 2022-June 2023	Audit, Contracts, Investment Review Committee
Statement of Additional Information – May 1, 2026

Interested Trustee Affiliated with Investment Manager**
Name, Address, Year of Birth	Position Held with the Columbia Funds and Length of Service	Principal Occupation(s) During the Past Five Years and Other Relevant Professional Experience	Number of Funds in the Columbia Funds Complex* Overseen	Other Directorships Held by Trustee During the Past Five Years and Other Relevant Board Experience	Committee Assignments
Ryan C. Larrenaga c/o Columbia Management Investment Advisers, LLC 290 Congress Street Boston, MA 02210 1970	Trustee since September 2025 Senior Vice President since 2017, Chief Legal Officer since 2017 and Secretary since 2015	Vice President and Chief Counsel – Legal, Ameriprise Financial, Inc., since August 2018; Vice President and General Counsel, Ameriprise Certificate Company (registered investment company), since April 2025; officer of the Columbia Funds or affiliated registered and unregistered funds since 2005	177	None	None
*
The term “Columbia Funds Complex” as used herein includes Columbia Credit Income Opportunities Fund, Columbia Seligman Premium Technology Growth Fund, Inc., Tri-Continental Corporation and each series of Columbia Acorn Trust, Columbia Funds Series Trust (CFST), Columbia Funds Series Trust I (CFST I), Columbia Funds Series Trust II (CFST II), Columbia ETF Trust I (CET I), Columbia ETF Trust II (CET II), Columbia Funds Variable Insurance Trust (CFVIT), Columbia Funds Variable Series Trust (CFVST) and Columbia Funds Variable Series Trust II (CFVST II). Messrs. Batejan, Gallagher, Hacker, Larrenaga and Moffett and Mses. Blatz, Carlton, Carrig, Lukitsh, Paglia and Yeager serve as directors of Columbia Seligman Premium Technology Growth Fund, Inc. and Tri-Continental Corporation.
**
Interested person (as defined under the 1940 Act) by reason of being an officer, director, security holder and/or employee of the Investment Manager or Ameriprise Financial.
The Officers
The Board has appointed officers who are responsible for day-to-day business decisions based on policies it has established. The officers serve at the pleasure of the Board. The following table provides basic information about the Officers of the Trusts as of the date of this SAI, including principal occupations during the past five years, although their specific titles may have varied over the period. Service in the table below is the year in which the officer was first appointed to that position for any Fund currently in the Columbia Funds Complex or a predecessor thereof. In addition to Mr. Larrenaga, who is the Senior Vice President, Chief Legal Officer and Secretary, the Funds' other officers are:
Fund Officers
Name, Address and Year of Birth	Position and Year First Appointed to Position for any Fund in the Columbia Funds Complex or a Predecessor Thereof	Principal Occupation(s) During Past Five Years
Michael G. Clarke 290 Congress Street Boston, MA 02210 1969	President and Principal Executive Officer (2025)
Senior Vice President and North America Head of Global
Operations & Investor Services and Member of Board of
Governors, Columbia Management Investment Advisers, LLC,
since June 2023 and January 2024, respectively (previously
Senior Vice President and Head of Global Operations & Investor
Services, March 2022 - June 2023, Vice President, Head of North
America Operations, and Co-Head of Global Operations, June
2019 - February 2022 and Vice President – Accounting and Tax,
May 2010 - May 2019); formerly Chief Financial Officer and
Principal Financial Officer of the Columbia Funds, January 2009 –
September 2025; formerly Senior Vice President of the Columbia
Funds, January 2019 – September 2025; senior officer of
Columbia Funds and affiliated funds, since 2002; Director,
Ameriprise Trust Company, since June 2023; Chair and President since August 2025; Director, Columbia Management Investment
Services Corp., since September 2024.

Statement of Additional Information – May 1, 2026

Name, Address and Year of Birth	Position and Year First Appointed to Position for any Fund in the Columbia Funds Complex or a Predecessor Thereof	Principal Occupation(s) During Past Five Years
Charles H. Chiesa 290 Congress Street Boston, MA 02210 1978	Chief Financial Officer (2025) and Principal Financial Officer, Treasurer and Chief Accounting Officer (2024)
Vice President, Head of Accounting and Tax, Columbia
Management Investment Advisers, LLC, since February 2026
(previously Vice President, Head of Accounting and Tax of Global
Operations & Investor Services, May 2024 - February 2026); Senior
Manager, KPMG, October 2022 - May 2024; Director - Business
Analyst, Columbia Management Investment Advisers, LLC,
December 2013 - October 2022.

William F. Truscott 290 Congress Street Boston, MA 02210 1960	Senior Vice President (2001)
Formerly, Trustee/Director of Columbia Funds Complex or legacy funds, November 2001 - January 1, 2021; Chief Executive Officer,
Global Asset Management, Ameriprise Financial, Inc., since
September 2012; Chairman of the Board and President, Columbia
Management Investment Advisers, LLC, since July 2004 and
February 2012, respectively; President, Chief Executive Officer and
Chairman of the Board, Columbia Management Investment
Distributors, Inc., since January 2024, February 2012 and
November 2008, respectively; Chairman of the Board and Director,
TAM UK International Holdings Limited, since July 2021; formerly
Chairman of the Board and Director, Threadneedle Asset
Management Holdings, Sàrl, March 2013 – December 2022 and
December 2008 – December 2022, respectively; senior executive of various entities affiliated with Columbia Threadneedle
Investments®.

Christopher O. Petersen 901 3rd Avenue South Minneapolis, MN 55402 1970	Senior Vice President and Assistant Secretary (2021)
Formerly, Trustee/Director of funds within the Columbia Funds
Complex, July 1, 2020 - November 22, 2021; Senior Vice President
and Assistant General Counsel, Ameriprise Financial, Inc., since
September 2021 (previously Vice President and Lead Chief
Counsel, January 2015 - September 2021); formerly, President and
Principal Executive Officer of the Columbia Funds, 2015 - 2021;
officer of Columbia Funds and affiliated funds, since 2007.

Thomas P. McGuire 290 Congress Street Boston, MA 02210 1972	Senior Vice President and Chief Compliance Officer (2012)
Vice President – Asset Management Compliance, Ameriprise
Financial, Inc., since May 2010; Chief Compliance Officer,
Columbia Funds, since April 2012; formerly, Chief Compliance
Officer, Ameriprise Certificate Company, September 2010 -
September 2020.

Michael E. DeFao 290 Congress Street Boston, MA 02210 1968	Vice President (2011) and Assistant Secretary (2010)
Vice President and Lead Chief Counsel, Ameriprise Financial, Inc.,
since May 2010; Vice President, Chief Legal Officer and Assistant
Secretary, Columbia Management Investment Advisers, LLC and
Columbia Management Investment Distributors, LLC, since
October 2021 (previously Vice President and Assistant Secretary,
May 2010 - September 2021).

Christie Wiley 290 Congress Street Boston, MA 02210 1967	Vice President (2026)
Vice President – Investor and Intermediary Services, Columbia
Management Investment Advisers, LLC since May 2010;
President, Columbia Management Investment Services Corp.
since February 2026 (previously, Vice President since May 2010);
officer Ameriprise Trust Company, since 2020.

Victoria K. Bender c/o Columbia Fund Secretary 290 Congress Street Boston, MA 02210 1980	Vice President (2026)	Vice President and Chief Administrative Officer, Columbia Management Investment Advisers, LLC since February 2020.
Joseph D’Alessandro 485 Lexington Avenue New York, NY 10017 1971	Vice President (2026) and Assistant Secretary (2009)	Vice President and Group Counsel, Ameriprise Financial, Inc. since 2009; officer of the Columbia Funds since 2009.
Statement of Additional Information – May 1, 2026

Responsibilities of the Board with respect to Fund Management
The Board consists of Trustees who have varied experience and skills. The Board is chaired by an Independent Trustee who has significant additional responsibilities compared to the other Trustees, including, among other things: overseeing the setting of the agenda for Board meetings, communicating and meeting with Board members between Board and committee meetings on Fund-related matters, with the Funds' Chief Compliance Officer, counsel to the Independent Trustees, and representatives of the Funds' service providers. The Board reviews its leadership structure periodically and believes that its structure is appropriate, in light of the nature and number of Funds comprising the Trusts, to enable the Board to exercise its oversight of the Funds and the other investment companies overseen by the Trustees. In particular, the Board believes that having an Independent Trustee serve as the chair of the Board and having other Independent Trustees serve as chairs of each committee promotes independence from the Investment Manager in overseeing the setting of agendas and conducting of meetings. With respect to Mr. Larrenaga, the Trustees have concluded that having a senior officer of the Investment Manager serve as a Trustee benefits Fund shareholders by facilitating communication between the Independent Trustees and the senior management of the Investment Manager, and by assisting efforts to align the interests of the Investment Manager more closely with those of Fund shareholders. The Board has several standing committees, which are an integral part of each Fund’s overall governance and risk oversight structure. The Board believes that its committee structure makes the oversight process more efficient and more effective by allowing, among other things, smaller groups of Trustees to bring increased focus to matters within the purview of each committee. The roles of each committee are more fully described in the section Committees of the Board below.
The Board initially approved investment management services agreements and other contracts with the Investment Manager and its affiliates and other service providers. The Board monitors the level and quality of services provided under such contracts. Annually, the Board evaluates the services received under the investment management and distribution contracts by reviewing, among other things, reports covering investment performance, expenses, shareholder services, marketing, and the Investment Manager’s profitability.
The Investment Manager provides the Funds with investment advisory services, and is responsible for day-to-day administration of the Funds and management of the risks that arise from the Funds' investments and operations. The Board provides oversight of the services provided by the Investment Manager, including risk management services. Various committees of the Board provide oversight of the Investment Manager’s risk management services with respect to the particular activities within the committee’s purview. In the course of providing oversight, the Board and the committees receive a wide range of reports with respect to the Funds' activities, including reports regarding each Fund’s investment portfolio, the compliance of the Funds with applicable laws, and the Funds' financial accounting and reporting. The Board and the relevant committees meet periodically with officers of the Funds and the Investment Manager and with representatives of various Fund service providers. In addition, the Board oversees processes that are in place addressing compliance with applicable rules, regulations and investment policies and address possible conflicts of interest. The Board and certain committees also meet regularly with the Funds' Chief Compliance Officer to receive reports regarding the compliance of the Funds and the Investment Manager with the federal securities laws and their internal compliance policies and procedures. In addition, the Board meets periodically with the portfolio managers of the Funds to receive reports regarding the management of the Funds.
The Board also oversees the Funds' liquidity risk through, among other things, receiving periodic reporting and presentations by investment and other personnel of the Investment Manager. Additionally, as required by Rule 22e-4 under the 1940 Act, the Funds have implemented a written liquidity risk management program and related procedures (the Liquidity Program), designed to assess and manage the Funds' liquidity risk. The Board, including a majority of the Independent Trustees, approved the designation of a liquidity risk management program administrator (the Liquidity Program Administrator) who is responsible for administering the Liquidity Program. The Board reviews, no less frequently than annually, a written report prepared by the Liquidity Program Administrator that addresses the operation of the Liquidity Program and assesses its adequacy and effectiveness of implementation.
The Board recognizes that not all risks that may affect the Funds can be identified in advance; that it may not be practical or cost-effective to eliminate or mitigate certain risks; that it may be necessary to bear certain risks (such as various investment-related risks) in seeking to achieve the Funds' investment objectives; and that the processes and controls employed to address certain risks may be limited in their effectiveness. As a result of the foregoing and other factors, the Board's risk management oversight is subject to substantial limitations.
Trustee Biographical Information and Qualifications
The following provides an overview of the considerations that led the Board to conclude that each individual serving as a Trustee should so serve. Generally, no one factor was decisive in the selection of an individual to join the Board. Among the factors the Board considered when concluding that an individual should serve on the Board were the following: (i) the individual’s business and professional experience and accomplishments; (ii) the individual’s ability to work effectively with the other Trustees; (iii) the
Statement of Additional Information – May 1, 2026

individual’s prior experience, if any, serving on the boards of public companies (including, where relevant, other investment companies) and other complex enterprises and organizations; and (iv) how the individual’s skills, experience and attributes would contribute to an appropriate mix of relevant skills and experience on the Board.
In respect of each current Trustee, the individual’s substantial professional accomplishments and experience, including in fields related to the operations of the Funds, were a significant factor in the determination that, in light of the business and structure of the Trusts, the individual should serve as a Trustee. Following is a summary of each Trustee’s particular professional experience and additional considerations that contributed to the Board’s conclusion that an individual should serve as a Trustee:
George S. Batejan – Mr. Batejan has over 40 years’ experience in the financial services industry, including service as a former Executive Vice President and Global Head of Technology and Operations of Janus Capital Group, Inc. He has also served as Senior Vice President and Chief Information Officer of Evergreen Investments, Inc., Executive Vice President and Chief Information Officer of OppenheimerFunds, Inc., and Head of International Property and Casualty Operations and Systems/Senior Vice President of American International Group. Mr. Batejan is an 18-year veteran of Chase Manhattan Bank, N.A. where he progressed to Private Banking Vice President and Division Executive of the Americas’ Service Delivery Group. He has also served on numerous corporate and non-profit boards. Mr. Batejan has also served as Chair of the National Investment Company Service Association (NICSA). Additionally, Mr. Batejan has managed operational units supporting the mutual fund business. These functions include fund accounting, fund treasury, fund tax, transfer agent, trade processing and settlement, proxy voting, corporate actions, operational risk, business continuity, and cyber security. He was also a member of the Ethics Committee, Global Risk Committee, and Cyber Security Committee of a major investment manager.
Kathleen Blatz – Ms. Blatz had a successful legal and judicial career, including serving for eight years as Chief Justice of the Minnesota Supreme Court. Prior to being a judge, she practiced law and also served in the Minnesota House of Representatives having been elected to eight terms. While in the legislature she served on various committees, including the Financial Institutions and Insurance Committee and the Tax Committee. Since retiring from the Bench, she has been appointed as an arbitrator on many cases involving business to business disputes, including some pertaining to shareholder rights issues. She also has been appointed to two Special Litigation Committees by boards of Fortune 500 companies to investigate issues relating to cyber-security and stock options. She served on the Board of Directors of Blue Cross and Blue Shield of Minnesota from 2009 to 2021 and was appointed Interim President and Chief Executive Officer of Blue Cross and Blue Shield of Minnesota in February 2018 and again in April 2021. She served as Trustee of Gerald Rauenhorst 1982 Trusts from 2020 to 2024.
Pamela G. Carlton – Ms. Carlton has over 20 years’ experience in the investment banking industry, as a former Managing Director of JP Morgan Chase and a 14-year veteran of Morgan Stanley Investment Banking and Equity Research. She is currently the President of consulting firm, Springboard Partners in Cross Cultural Leadership. Ms. Carlton serves on the Board of Directors of publicly traded companies, Evercore Inc. and Apollo Commercial Real Estate Finance, Inc. She also serves on private company boards, Apollo Asset-Backed Finance Lending Company and DR Bank. Ms. Carlton was elected to, and served on the Independent Directors Council from 2021 to 2025, and the Board of Governors of its parent organization, Investment Company Institute, from 2024 to 2025.
Janet Langford Carrig – Ms. Carrig was Senior Vice President, General Counsel and Corporate Secretary for ConocoPhillips. Prior to joining ConocoPhillips, Ms. Carrig held senior legal and leadership roles in other large corporations and law firms, including as a partner at the law firms Sidley & Austin and Zelle, Hoffman, Voelbel, Mason and Gette. She serves as Director of Waterbridge Infrastructure LLC, a water infrastructure company, and served as Director of EQT Corporation from July 2019 to April 2025. In addition, Ms. Carrig has previously served on the board of directors for other public companies and various industry groups and non-profit organizations.
J. Kevin Connaughton – Mr. Connaughton has significant executive and board experience with financial services and investment companies. Mr. Connaughton served as a senior officer of certain Columbia funds from 2003 through 2015. He served as the managing director and general manager of mutual fund products for the Investment Manager from 2010 through 2015. Mr. Connaughton served on the FINRA National Adjudicatory Council from January 2020 to December 2023. He has previously served on the Board of Directors of a separate fund group, the Transfer Agent, three offshore groups of funds managed by the Investment Manager and/or affiliates, and the investment committee for a small college endowment. He served on the Board of Directors of The Autism Project from March 2015 to December 2021. Mr. Connaughton served as an adjunct professor of Finance at Bentley University from January 2018 to April 2023. He is currently the CEO, President, and Board Chairman of RhodeWay Financial, a nonprofit organization providing no cost financial planning and literacy services.
Olive M. Darragh – Ms. Darragh has extensive experience in the investment management industry. She currently serves as Managing Director of Darragh Inc., a strategy and talent management consulting firm that works with investment organizations. Previously, Ms. Darragh was a Partner at Tudor Investments responsible for Strategy and Talent Management. Prior to that, she was a Senior Partner at McKinsey & Company, where she co-founded and led the firm’s global Investment Management
Statement of Additional Information – May 1, 2026

practice. Ms. Darragh has experience serving on other boards of directors and is a Certified Public Accountant. Ms. Darragh also founded and runs Zolio Inc., an investment management talent identification platform and is a visiting professor at the University of Edinburgh Business School.
Brian J. Gallagher – Mr. Gallagher has 40 years of experience in the financial services industry, including 30 years of service as an audit partner in the financial services practice at Deloitte & Touche LLP. During his tenure at Deloitte, Mr. Gallagher served as the Industry Professional Practice Director for the Investment Management Audit Practice, and oversaw the development of the firm’s audit approach for clients in the industry, consulted on technical issues, and interacted with standard setters and regulators. He also has experience on boards of directors of non-profit organizations.
Douglas A. Hacker – Mr. Hacker has extensive executive experience, having served in various executive roles with United Airlines and more recently as an independent business executive. Mr. Hacker also has experience on other boards of directors. As former chief financial officer of United Airlines, Mr. Hacker has significant experience in accounting and financial management, including in a public company setting.
Amrit Kanwal – Mr. Kanwal has extensive experience in the financial services industry, having served as Executive Vice President and Chief Financial Officer of MFS Investment Management and a senior executive at Putnam Investments. In addition, Mr. Kanwal has previously served as a director of ABSLAMC, an investment management company located in India, and MFS Meridian Funds, a fund complex located in Luxembourg.
Ryan C. Larrenaga – Mr. Larrenaga has significant experience with the financial services industry and investment companies. Mr. Larrenaga has served as Senior Vice President and Chief Legal Officer of the Columbia Funds since 2017, Secretary since 2015 and as an officer of the Columbia Funds and affiliated funds since 2005. He serves as Vice President and Chief Counsel of Ameriprise Financial, Inc., the parent company of the Investment Manager. In these capacities, he supports the management and legal affairs of the Columbia Funds.
Nancy T. Lukitsh – Ms. Lukitsh has extensive executive experience in the financial services industries, particularly with respect to the marketing of investment products, having served as Senior Vice President, Partner and Director of Marketing for Wellington Management Company, LLP. Ms. Lukitsh has previously served as Chair of Wellington Management Portfolios (commingled investment pools designed for non-U.S. institutional investors) and as a director of other Wellington affiliates. In addition, she has previously served on the boards of directors of various non-profit organizations. She is also a Chartered Financial Analyst.
Jeninne C. McGee – Ms. McGee has significant experience in the financial services industry, having served as Chief Risk Officer of Ameriprise Financial Inc, leading enterprise risk management for the global Advice and Wealth Management, Asset Management, and Insurance businesses. In 2013, Ms. McGee developed the non-financial risk framework, which is still in use today. This critical program includes the oversight of business resilience, information security, vendor, ESG, data governance, and other key risks. Ms. McGee’s governance experience includes service on both nonprofit and corporate boards. She is currently a Director for First Command, a full-service financial services company. She chaired the YWCA Minneapolis board of directors after chairing its governance committee. Additionally, Ms. McGee is the finance chair and vice-chair of the Carleton College board of trustees.
David M. Moffett – Mr. Moffett has extensive executive and board of director experience, including serving on audit committees for public companies. Mr. Moffett was selected as CEO when the Federal Home Loan Mortgage Corporation was placed under conservatorship in 2008, and served as a consultant to its interim chief executive officer and the board of directors until 2009. Formerly, Mr. Moffett was the CFO of a large U.S. bank holding company where his responsibilities included trust and wealth management.
Catherine James Paglia – Ms. Paglia has been a Director of Enterprise Asset Management, Inc., a real estate and asset management company, for over 15 years. She previously spent eight years as Vice President, Principal and Managing Director at Morgan Stanley, 10 years as a Managing Director of Interlaken Capital and served as Chief Financial Officer of two public companies. She also has experience on other boards of directors of public and non-profit organizations.
Natalie A. Trunow – Ms. Trunow has extensive executive experience in financial services and investment management industries. Until 2021, as founder of Millennial Portfolio Solutions, LLC, she consulted investment management firms Horizon Investments and Paradigm Asset Management in investment strategy and product development. She served as a non-executive member of the Investment Committee of Sarona Asset Management Inc. (a private equity firm) and as consultant to and Director of Investments at Casey Family Programs Foundation. For seven years prior to that, Ms. Trunow was a Senior Vice President and Chief Investment Officer at Calvert Investments, leading firm’s efforts in asset allocation and equity investments for mutual fund and institutional clients, overseeing public and private equity investments, in-house and sub-advised funds, balanced and volatility-managed funds as well as directly managing investment portfolios. For eleven years prior to that, Ms. Trunow worked at General Motors Asset Management as Section Head and Portfolio Manager responsible for alternative and traditional funds, directly
Statement of Additional Information – May 1, 2026

managing investment portfolios and overseeing sub-advised funds for institutional clients and 401K plans. Earlier in her career, she held various financial and investment research and consulting positions since 1992. Ms. Trunow also has extensive experience serving on the boards of for-profit and non-profit organizations.
Sandra L. Yeager – Ms. Yeager has over 26 years of experience in the financial services industry. In August of 2008, she founded Hanoverian Capital, LLC, an investment boutique specializing in international equities for institutional clients, where she served as President and Chief Investment Officer through December 2016. Prior to that, Ms. Yeager served as Head of International Equities for DuPont Capital and Head of Global Equity Research for Morgan Stanley Investment Management, where she led a team of thirty people. Ms. Yeager began her investment career at AllianceBernstein as an equity analyst and advanced to become a global portfolio manager for institutional and mutual fund clients.
Committees of the Board
The Board has organized the following standing committees to facilitate its work: Board Governance Committee, Compliance Committee, Contracts Committee, Investment Review Committee and Audit Committee. These committees are comprised solely of Independent Trustees. For each committee, the Board has adopted a written charter setting forth each committee's responsibilities. The table above, providing background on each Trustee, also includes their respective committee assignments. The duties of these committees are described below. Each committee was reconstituted effective January 1, 2024.
Ms. Carlton, as Chair of the Board, acts as point of contact between the Independent Trustees and the Investment Manager between Board meetings in respect of general matters.
Board Governance Committee. Recommends to the Board the size, structure and composition of the Board and its committees; the compensation to be paid to members of the Board; and a process for evaluating the Board’s performance. The committee also reviews candidates for Board membership, including candidates recommended by shareholders. The committee also makes recommendations to the Board regarding responsibilities and duties of the Board, oversees proxy voting and supports the work of the Board Chair in relation to furthering the interests of the Funds and other funds in the Columbia Funds Complex overseen by the Board and their shareholders.
To be considered as a candidate for Trustee, recommendations must include a curriculum vitae and be mailed to the attention of the Chair of the Board, Columbia Funds Complex, 290 Congress Street, Boston, MA 02210. To be timely for consideration by the committee, the submission, including all required information, must be submitted in writing by the date disclosed in a Fund’s proxy statement soliciting proxies to be voted at a meeting of shareholders, if such a meeting is held (mutual funds, including ETFs, are not required to hold annual shareholder meetings). The committee will consider only one candidate submitted by such a shareholder or group for nomination for election at a meeting of shareholders. The committee will not consider self-nominated candidates or candidates nominated by members of a candidate’s family, including such candidate’s spouse, children, parents, uncles, aunts, grandparents, nieces and nephews.
Recommendations for candidates will be evaluated in light of whether the number of Trustees of the Trusts is expected to be increased and anticipated vacancies. There may be times when the committee is not recruiting new Trustees. In that case, shareholder recommendations will be maintained on file pending the active recruitment of Trustees.
The committee may take into account a wide variety of factors in considering trustee candidates, including (but not limited to): (i) the candidate’s knowledge in matters relating to the investment company industry; (ii) any experience possessed by the candidate as a director or senior officer of other public or private companies; (iii) the candidate’s educational background; (iv) the candidate’s reputation for high ethical standards and personal and professional integrity; (v) any specific financial, technical or other expertise possessed by the candidate, and the extent to which such expertise would complement the Board’s existing mix of skills and qualifications; (vi) the candidate’s perceived ability to contribute to the ongoing functions of the Board, including the candidate’s ability and commitment to attend meetings regularly, work collaboratively with other members of the Board and carry out his or her duties in the best interests of the Funds; (vii) the candidate’s ability to qualify as an independent trustee; and (viii) such other criteria as the committee determines to be relevant in light of the existing composition of the Board and any anticipated vacancies or other factors. For candidates to serve as Independent Trustees, independence from the Funds' investment adviser, its affiliates and other principal service providers is critical, as is an independent and questioning mindset. In each case, the committee will evaluate whether a candidate is an “interested person” under the 1940 Act. The committee also considers whether a prospective candidate’s workload would be consistent with regular attendance at Board meetings and would allow him or her to be available for service on Board committees, and devote the additional time and effort necessary to stay apprised of Board matters and the rapidly changing regulatory environment in which the Funds operate.
The committee may use any process it deems appropriate for identifying and evaluating candidates for service as a Trustee, which may include, without limitation, personal interviews, background checks, written submissions by the candidates, third party references and the use of consultants, including professional recruiting firms. The committee will evaluate nominees for a
Statement of Additional Information – May 1, 2026

particular vacancy using the same process regardless of whether the nominee is submitted by a shareholder or identified by some other means. Members of the Board Governance Committee (and/or the Board) also meet personally with each nominee to evaluate the candidate’s ability to work effectively with other members of the Board, while also exercising independent judgment.
On an annual basis, the Board conducts a self-evaluation that considers, among other matters, the contributions of individual Trustees, whether the Board has an appropriate size and the right mix of characteristics, experiences and skills, and whether the age distribution and diversity among the Trustees is appropriate. The Board and the committee also considers the same factors when identifying prospective trustee candidates. Although the Board does not have a formal diversity policy, the Board endeavors to comprise itself of members with a broad mix of professional and personal backgrounds. Thus, the committee and the Board accorded particular weight to the individual professional background of each Independent Trustee.
Compliance Committee. Supports the Funds' maintenance of a strong compliance program by providing a forum for Independent Trustees to consider compliance matters impacting the Funds or their key service providers; developing and implementing, in coordination with the Chief Compliance Officer, a process for the review and consideration of compliance reports that are provided to the Board; and providing a designated forum for the Funds' Chief Compliance Officer to meet with Independent Trustees on a regular basis to discuss compliance matters.
Contracts Committee. Reviews and oversees the contractual relationships with service providers. Receives and analyzes reports covering the level and quality of services provided under contracts with the Funds and advises the Board regarding actions taken on these contracts during the annual review process. Reviews and considers, on behalf of all Trustees, the Funds' investment advisory, subadvisory (if any), administrative services and principal underwriting contracts to assists the Trustees in fulfilling their responsibilities relating to the Board’s evaluation and consideration of these arrangements.
Investment Review Committee. Reviews and oversees the management of the Funds' assets. Considers investment management policies and strategies; investment performance; risk management techniques; and securities trading practices and reports areas of concern to the Board. Each Independent Trustee also serves on the Investment Review Committee (the IRC) and an IRC subcommittee. Each IRC subcommittee is responsible for monitoring, on an ongoing basis, a select group of Columbia Funds overseen by the Board and gives particular consideration to such matters as each Fund’s adherence to its investment mandates, historical performance, changes in investment processes and personnel, and any proposed changes to investment objectives. Investment personnel who manage the Funds attend IRC and IRC subcommittee meetings from time to time to assist the IRC in its review of the Funds.
Audit Committee. Oversees the accounting and financial reporting processes of the Funds and internal controls over financial reporting. Oversees the quality and integrity of the Funds' financial statements and independent audits as well as the Funds' compliance with legal and regulatory requirements relating to the Funds' accounting and financial reporting, internal controls over financial reporting and independent audits. The Audit Committee also makes recommendations regarding the selection of the Funds' independent registered public accounting firm (i.e., independent auditors) and reviews and evaluates the qualifications, independence and performance of the auditor. The Audit Committee oversees the Funds' risks by, among other things, meeting with the Funds' internal auditors, establishing procedures for the confidential, anonymous submission by employees of concerns about accounting or audit matters, and overseeing the Funds' Disclosure Controls and Procedures. The Audit Committee acts as a liaison between the independent auditors and the full Board and must prepare an Audit Committee report. The Audit Committee reviews Fund valuation matters as it deems appropriate and consistent with the Columbia Funds Board’s responsibilities in this regard.
The table below shows the number of times each committee that oversees the Funds met during the fiscal year ended December 31, 2025.
Committee Meetings
Fiscal Period	Audit Committee	Compliance Committee	Contracts Committee	Board Governance Committee	Investment Review Committee
For the fiscal year ended December 31, 2025	4	4	5	5	4
Trustee Investment Policy
Effective January 2021, the Board has a policy that each Independent Trustee is to invest in shares of one or more of the Columbia Funds overseen by the Independent Trustees (including investments made pursuant to the Deferred Compensation Plan) in an amount determined by the Board taking into consideration the total base annual compensation paid to an Independent Trustee from the Columbia Fund Complex.
Statement of Additional Information – May 1, 2026

Beneficial Equity Ownership
The tables below show, for each Trustee, the aggregate value of all investments in equity securities of all Funds in the Columbia Funds Complex overseen by the Trustee, including notional amounts through the Deferred Compensation Plan, where noted. The information is provided as of December 31, 2025.
The tables only include ownership of Columbia Funds overseen by the Trustees; the Trustees and Officers may own shares of other Columbia Funds they do not oversee. All shares of the Funds are made available only through Qualified Plans or products offered by life insurance companies, and as of December 31, 2025, no Trustee had an interest in shares of the Funds.
Independent Trustee Ownership
Board Member	Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Complex Overseen by the Trustee
George S. Batejan	Over $100,000(a)
Kathleen Blatz	Over $100,000
Pamela G. Carlton	Over $100,000(a)
Janet Langford Carrig	Over $100,000(a)
J. Kevin Connaughton	Over $100,000
Olive M. Darragh	Over $100,000(a)
Brian J. Gallagher	Over $100,000(a)
Douglas A. Hacker	Over $100,000
Amrit Kanwal(b)	N/A
Nancy T. Lukitsh	Over $100,000
Jeninne C. McGee	$50,001-$100,000(a)
David M. Moffett	Over $100,000(a)
Catherine James Paglia	Over $100,000(a)
Natalie A. Trunow	Over $100,000(a)
Sandra L. Yeager	Over $100,000(a)
(a)
Includes the value of compensation payable under a Deferred Compensation Plan that is determined as if the amounts deferred had been invested, as of the date of deferral, in shares of one or more Funds in the Columbia Funds Complex overseen by the Trustee as specified by the Trustee.
(b)
Mr. Kanwal was appointed as an Independent Trustee effective March 1, 2026, and had no amount of Fund equity securities beneficially owned prior to such date.
Interested Trustee Ownership
Board Member	Aggregate Dollar Range of Equity Securities in all Funds in the Columbia Funds Complex Overseen by the Trustee
Ryan C. Larrenaga	Over $100,000(a)
(a)
With respect to Mr. Larrenaga, this amount includes compensation payable under a Deferred Compensation Plan administered by Ameriprise Financial.
Independent Trustee Interests in Fund Affiliates
An immediate family member of Ms. Blatz holds publicly traded common stock of the parent companies of the subadvisers to certain Columbia Funds. The value of such stock does not exceed $120,000 with respect to the parent company of any subadviser other than J.P. Morgan Investment Management Inc., and the value of the holdings of such subadviser parent does not exceed $500,000 and represents less than 0.1 percent of the parent’s outstanding shares. Ms. Blatz does not have any ownership or voting interest in such holdings.
Statement of Additional Information – May 1, 2026

An immediate family member of Ms. Blatz also holds certain notes issued by an affiliate of Goldman Sachs Asset Management, L.P., a subadviser to Variable Portfolio – Partners Small Cap Growth Fund, as well as by an affiliate of J.P. Morgan Investment Management Inc. The value of the holdings does not exceed $500,000 and represents less than 0.1 percent of the affiliate’s outstanding debt issued. Ms. Blatz does not have any ownership or voting interest in such holdings.
Compensation
Total compensation. The following table shows the total compensation paid to Independent Trustees for their services from all the Funds in the Columbia Funds Complex overseen by the Trustee for the period ended December 31, 2025.
Mr. Larrenaga is not compensated for his services on the Board.
Trustees	Total Cash Compensation from the Columbia Funds Complex Paid to Trustee(a)	Amount Deferred from Total Compensation(b)
George S. Batejan	$438,600	$30,702
Kathleen Blatz	$436,600	$0
Pamela G. Carlton	$612,600	$91,890
Janet Langford Carrig	$448,600	$448,600
J. Kevin Connaughton	$441,600	$0
Olive M. Darragh	$429,600	$0
Patricia M. Flynn(c)	$426,600	$0
Brian J. Gallagher	$450,600	$225,300
Douglas A. Hacker	$432,600	$0
Amrit Kanwal(d)	N/A	N/A
Nancy T. Lukitsh	$413,600	$0
Jeninne C. McGee	$177,583	$58,603
David M. Moffett	$417,600	$0
Catherine James Paglia	$429,600	$0
Natalie A. Trunow	$431,600	$107,900
Sandra L. Yeager	$436,600	$218,300
(a)
Includes any portion of cash compensation Trustees elected to defer during the fiscal period.
(b)
The Trustees may elect to defer a portion of the total cash compensation payable. Additional information regarding the Deferred Compensation Plan is described below.
(c)
Ms. Flynn served as Trustee until December 31, 2025, and stopped receiving compensation from the Funds and the Columbia Funds Complex as of such date.
(d)
Mr. Kanwal was appointed as an Independent Trustee effective March 1, 2026, and as such has no compensation prior to such date.
In addition to the above compensation, all Independent Trustees receive reimbursements for reasonable expenses related to their attendance at meetings of the Board or standing committees, which are not included in the amounts shown.
Independent Trustees did not accrue any pension or retirement benefits as part of Fund expenses, nor will they receive any annual benefits upon retirement.
Deferred Compensation Plan
Under the terms of the Deferred Fee Agreement (the Deferred Compensation Plan), each eligible Trustee may elect, on an annual basis, to defer receipt of all or a portion of compensation payable to him or her for service as a Trustee for that calendar year (expressly, a Trustee may elect to defer his/her annual retainer, his/her attendance fees, or both components, which together comprise total compensation for service). Fees deferred by a Trustee are credited to a book reserve account (the Deferral Account) established by the Columbia Funds, the value of which is derived from the rate of return of one or more Columbia Funds selected by the Trustee (with accruals to the Deferral Account beginning at such time as a Trustee’s fund elections having been established, and proceeds for service having been paid into such account, and terminating at such time as when proceeds become payable to such Trustee under the Deferred Compensation Plan). Trustees may change their fund elections only in accordance with the provisions of the Deferred Compensation Plan.
Statement of Additional Information – May 1, 2026

Distributions from a Trustee’s Deferral Account will be paid either in a lump sum or in annual installments. Payments made in annual installments are disbursed over a period of up to ten years, following such time as a Trustee may qualify to receive such payments. If a deferring Trustee dies prior to or after the commencement of the disbursement of amounts accrued in his/her Deferral Account, the balance of the account will be distributed to his/her designated beneficiary either in lump sum or in annual payments as established by such Trustee himself/herself, his/her beneficiary or his/her estate. Amounts payable under the Deferred Compensation Plan are not funded or secured in any way, and each deferring Trustee has the status of a general unsecured creditor of the Columbia Fund(s) from which compensation has been deferred.
Compensation from each Fund. The following table shows the compensation paid to Independent Trustees from each Fund during its last fiscal year (or period), as well as the amount deferred from each Fund, which is included in the total.
Fund	Aggregate Compensation from Fund Independent Trustees
	Batejan(a)	Blatz	Carlton(b)	Carrig(c)	Connaughton	Darragh(d)	Eisen(e)	Flynn(f)	Gallagher(g)	Hacker	Heaton(h)
For Funds with fiscal period ending December 31
VP - Acorn Fund	$1,084	$1,073	$1,443	$1,107	$1,116	$1,081	$6,292	$1,049	$1,125	$1,074	$6,292
Amount Deferred	$76	$0	$216	$1,107	$0	$0	$0	$0	$563	$0	$0
VP - Acorn International Fund	$950	$940	$1,266	$970	$978	$948	$3,658	$919	$986	$941	$3,658
Amount Deferred	$66	$0	$190	$970	$0	$0	$0	$0	$493	$0	$0
VP - Aggressive Portfolio	$2,829	$2,816	$3,980	$2,895	$2,915	$2,835	N/A	$2,750	$2,908	$2,789	N/A
Amount Deferred	$198	$0	$597	$2,895	$0	$0	N/A	$0	$1,454	$0	N/A
VP - Fidelity Institutional AM® Total Bond Fund	$3,584	$3,567	$5,043	$3,669	$3,694	$3,594	N/A	$3,482	$3,685	$3,532	N/A
Amount Deferred	$251	$0	$756	$3,669	$0	$0	N/A	$0	$1,842	$0	N/A
VP - Balanced Fund	$2,142	$2,132	$3,014	$2,192	$2,207	$2,147	N/A	$2,082	$2,202	$2,112	N/A
Amount Deferred	$150	$0	$452	$2,192	$0	$0	N/A	$0	$1,101	$0	N/A
VP - BlackRock Global Inflation-Linked Securities Fund	$905	$901	$1,276	$927	$933	$908	N/A	$880	$930	$892	N/A
Amount Deferred	$63	$0	$191	$927	$0	$0	N/A	$0	$465	$0	N/A
VP - CenterSquare Real Estate Fund	$965	$961	$1,361	$988	$995	$968	N/A	$938	$992	$952	N/A
Amount Deferred	$68	$0	$204	$988	$0	$0	N/A	$0	$496	$0	N/A
VP - Commodity Strategy Fund	$922	$918	$1,300	$944	$951	$925	N/A	$897	$948	$909	N/A
Amount Deferred	$65	$0	$195	$944	$0	$0	N/A	$0	$474	$0	N/A
VP - Conservative Portfolio	$1,497	$1,490	$2,111	$1,532	$1,543	$1,501	N/A	$1,455	$1,538	$1,475	N/A
Amount Deferred	$105	$0	$317	$1,532	$0	$0	N/A	$0	$769	$0	N/A
VP - Contrarian Core Fund	$2,162	$2,152	$3,044	$2,212	$2,228	$2,167	N/A	$2,102	$2,223	$2,132	N/A
Amount Deferred	$151	$0	$457	$2,212	$0	$0	N/A	$0	$1,111	$0	N/A
VP - Core Equity Fund	$1,024	$1,019	$1,443	$1,048	$1,055	$1,027	N/A	$995	$1,052	$1,010	N/A
Amount Deferred	$72	$0	$216	$1,048	$0	$0	N/A	$0	$526	$0	N/A
VP - Select Corporate Income Fund	$1,527	$1,520	$2,073	$1,556	$1,568	$1,522	N/A	$1,491	$1,568	$1,514	N/A
Amount Deferred	$107	$0	$311	$1,556	$0	$0	N/A	$0	$784	$0	N/A
VP - Disciplined Core Fund	$3,887	$3,869	$5,477	$3,977	$4,004	$3,896	N/A	$3,778	$3,995	$3,832	N/A
Amount Deferred	$272	$0	$822	$3,977	$0	$0	N/A	$0	$1,997	$0	N/A
VP - Dividend Opportunity Fund	$1,587	$1,580	$2,236	$1,624	$1,635	$1,591	N/A	$1,542	$1,631	$1,564	N/A
Amount Deferred	$111	$0	$335	$1,624	$0	$0	N/A	$0	$816	$0	N/A
VP - Emerging Markets Bond Fund	$1,167	$1,162	$1,645	$1,195	$1,203	$1,170	N/A	$1,135	$1,200	$1,151	N/A
Amount Deferred	$82	$0	$247	$1,195	$0	$0	N/A	$0	$600	$0	N/A
VP - Emerging Markets Fund	$1,221	$1,215	$1,717	$1,249	$1,258	$1,224	N/A	$1,187	$1,255	$1,204	N/A
Amount Deferred	$85	$0	$258	$1,249	$0	$0	N/A	$0	$628	$0	N/A
VP - Government Money Market Fund	$1,301	$1,295	$1,832	$1,332	$1,341	$1,305	N/A	$1,265	$1,338	$1,283	N/A
Amount Deferred	$91	$0	$275	$1,332	$0	$0	N/A	$0	$669	$0	N/A
VP - High Yield Bond Fund	$1,080	$1,075	$1,522	$1,105	$1,113	$1,083	N/A	$1,050	$1,110	$1,064	N/A
Amount Deferred	$76	$0	$228	$1,105	$0	$0	N/A	$0	$555	$0	N/A
VP - Income Opportunities Fund	$1,267	$1,261	$1,784	$1,297	$1,305	$1,270	N/A	$1,231	$1,302	$1,249	N/A
Amount Deferred	$89	$0	$268	$1,297	$0	$0	N/A	$0	$651	$0	N/A
VP - Intermediate Bond Fund	$3,138	$3,124	$4,429	$3,213	$3,235	$3,148	N/A	$3,050	$3,224	$3,092	N/A
Amount Deferred	$220	$0	$664	$3,213	$0	$0	N/A	$0	$1,612	$0	N/A
Statement of Additional Information – May 1, 2026

Fund	Aggregate Compensation from Fund Independent Trustees
	Batejan(a)	Blatz	Carlton(b)	Carrig(c)	Connaughton	Darragh(d)	Eisen(e)	Flynn(f)	Gallagher(g)	Hacker	Heaton(h)
VP - Cornerstone Growth Fund	$2,936	$2,922	$4,131	$3,003	$3,024	$2,942	N/A	$2,854	$3,018	$2,895	N/A
Amount Deferred	$205	$0	$620	$3,003	$0	$0	N/A	$0	$1,509	$0	N/A
VP - Large Cap Index Fund	$2,713	$2,700	$3,814	$2,776	$2,795	$2,719	N/A	$2,637	$2,789	$2,675	N/A
Amount Deferred	$190	$0	$572	$2,776	$0	$0	N/A	$0	$1,394	$0	N/A
VP - Select Short Corporate Income Fund	$1,457	$1,451	$2,085	$1,495	$1,504	$1,465	N/A	$1,413	$1,498	$1,432	N/A
Amount Deferred	$102	$0	$313	$1,495	$0	$0	N/A	$0	$749	$0	N/A
VP - Long Government/Credit Bond Fund	$1,678	$1,671	$2,414	$1,722	$1,733	$1,688	N/A	$1,627	$1,725	$1,648	N/A
Amount Deferred	$117	$0	$362	$1,722	$0	$0	N/A	$0	$863	$0	N/A
VP - Managed Risk Fund	$1,047	$1,043	$1,476	$1,072	$1,079	$1,050	N/A	$1,018	$1,076	$1,033	N/A
Amount Deferred	$73	$0	$221	$1,072	$0	$0	N/A	$0	$538	$0	N/A
VP - Managed Risk U.S. Fund	$1,177	$1,171	$1,659	$1,204	$1,212	$1,180	N/A	$1,144	$1,209	$1,160	N/A
Amount Deferred	$82	$0	$249	$1,204	$0	$0	N/A	$0	$605	$0	N/A
VP - Moderate Portfolio	$11,891	$11,837	$16,763	$12,171	$12,255	$11,923	N/A	$11,556	$12,221	$11,719	N/A
Amount Deferred	$832	$0	$2,514	$12,171	$0	$0	N/A	$0	$6,111	$0	N/A
VP - Moderately Aggressive Portfolio	$5,679	$5,653	$7,998	$5,812	$5,852	$5,694	N/A	$5,520	$5,837	$5,598	N/A
Amount Deferred	$398	$0	$1,200	$5,812	$0	$0	N/A	$0	$2,919	$0	N/A
VP - Moderately Conservative Portfolio	$2,455	$2,444	$3,462	$2,513	$2,530	$2,462	N/A	$2,386	$2,523	$2,419	N/A
Amount Deferred	$172	$0	$519	$2,513	$0	$0	N/A	$0	$1,261	$0	N/A
VP - MV Conservative Fund	$1,310	$1,304	$1,847	$1,341	$1,350	$1,313	N/A	$1,273	$1,346	$1,291	N/A
Amount Deferred	$92	$0	$277	$1,341	$0	$0	N/A	$0	$673	$0	N/A
VP - MV Conservative Growth Fund	$1,765	$1,757	$2,489	$1,806	$1,819	$1,769	N/A	$1,715	$1,813	$1,739	N/A
Amount Deferred	$124	$0	$373	$1,806	$0	$0	N/A	$0	$907	$0	N/A
VP - MV Growth Fund	$9,885	$9,840	$13,929	$10,117	$10,186	$9,911	N/A	$9,607	$10,160	$9,743	N/A
Amount Deferred	$692	$0	$2,089	$10,117	$0	$0	N/A	$0	$5,080	$0	N/A
VP - MV Moderate Growth Fund	$10,267	$10,221	$14,486	$10,510	$10,581	$10,296	N/A	$9,977	$10,551	$10,117	N/A
Amount Deferred	$719	$0	$2,173	$10,510	$0	$0	N/A	$0	$5,276	$0	N/A
VP - Overseas Core Fund	$3,915	$3,897	$5,509	$4,007	$4,035	$3,925	N/A	$3,805	$4,025	$3,859	N/A
Amount Deferred	$274	$0	$826	$4,007	$0	$0	N/A	$0	$2,013	$0	N/A
VP - Partners Core Bond Fund	$3,934	$3,918	$5,560	$4,029	$4,055	$3,947	N/A	$3,824	$4,042	$3,876	N/A
Amount Deferred	$275	$0	$834	$4,029	$0	$0	N/A	$0	$2,021	$0	N/A
VP - Partners Core Equity Fund	$2,699	$2,687	$3,807	$2,762	$2,781	$2,706	N/A	$2,624	$2,773	$2,660	N/A
Amount Deferred	$189	$0	$571	$2,762	$0	$0	N/A	$0	$1,387	$0	N/A
VP - Partners International Core Equity Fund	$2,354	$2,343	$3,314	$2,409	$2,426	$2,360	N/A	$2,287	$2,420	$2,320	N/A
Amount Deferred	$165	$0	$497	$2,409	$0	$0	N/A	$0	$1,210	$0	N/A
VP - Partners International Growth Fund	$1,933	$1,924	$2,722	$1,979	$1,992	$1,938	N/A	$1,879	$1,987	$1,906	N/A
Amount Deferred	$135	$0	$408	$1,979	$0	$0	N/A	$0	$994	$0	N/A
VP - Partners International Value Fund	$1,972	$1,963	$2,774	$2,018	$2,032	$1,976	N/A	$1,916	$2,027	$1,944	N/A
Amount Deferred	$138	$0	$416	$2,018	$0	$0	N/A	$0	$1,014	$0	N/A
VP - Partners Small Cap Growth Fund	$1,130	$1,125	$1,592	$1,156	$1,164	$1,133	N/A	$1,098	$1,161	$1,114	N/A
Amount Deferred	$79	$0	$239	$1,156	$0	$0	N/A	$0	$581	$0	N/A
VP - Partners Small Cap Value Fund	$1,174	$1,169	$1,655	$1,202	$1,210	$1,177	N/A	$1,142	$1,207	$1,158	N/A
Amount Deferred	$82	$0	$248	$1,202	$0	$0	N/A	$0	$603	$0	N/A
VP - Principal Large Cap Growth Fund	$2,485	$2,474	$3,502	$2,543	$2,561	$2,491	N/A	$2,416	$2,554	$2,450	N/A
Amount Deferred	$174	$0	$525	$2,543	$0	$0	N/A	$0	$1,277	$0	N/A
VP - Cornerstone Equity Fund	$3,506	$3,489	$4,940	$3,587	$3,612	$3,514	N/A	$3,408	$3,603	$3,456	N/A
Amount Deferred	$245	$0	$741	$3,587	$0	$0	N/A	$0	$1,802	$0	N/A
VP - Select Large Cap Value Fund	$2,677	$2,664	$3,770	$2,739	$2,758	$2,683	N/A	$2,601	$2,751	$2,639	N/A
Amount Deferred	$187	$0	$565	$2,739	$0	$0	N/A	$0	$1,376	$0	N/A
VP - Select Mid Cap Growth Fund	$1,230	$1,224	$1,731	$1,258	$1,267	$1,232	N/A	$1,196	$1,264	$1,213	N/A
Amount Deferred	$86	$0	$260	$1,258	$0	$0	N/A	$0	$632	$0	N/A
Statement of Additional Information – May 1, 2026

Fund	Aggregate Compensation from Fund Independent Trustees
	Batejan(a)	Blatz	Carlton(b)	Carrig(c)	Connaughton	Darragh(d)	Eisen(e)	Flynn(f)	Gallagher(g)	Hacker	Heaton(h)
VP - Select Mid Cap Value Fund	$1,046	$1,042	$1,474	$1,071	$1,078	$1,049	N/A	$1,017	$1,075	$1,031	N/A
Amount Deferred	$73	$0	$221	$1,071	$0	$0	N/A	$0	$538	$0	N/A
VP - Select Small Cap Value Fund	$933	$929	$1,315	$955	$961	$935	N/A	$907	$959	$920	N/A
Amount Deferred	$65	$0	$197	$955	$0	$0	N/A	$0	$479	$0	N/A
VP - Seligman Global Technology Fund	$1,045	$1,040	$1,468	$1,069	$1,076	$1,047	N/A	$1,016	$1,074	$1,030	N/A
Amount Deferred	$73	$0	$220	$1,069	$0	$0	N/A	$0	$537	$0	N/A
VP - Small Cap Value Discovery Fund	$1,192	$1,187	$1,681	$1,220	$1,228	$1,195	N/A	$1,159	$1,225	$1,175	N/A
Amount Deferred	$83	$0	$252	$1,220	$0	$0	N/A	$0	$612	$0	N/A
VP - Small Company Growth Fund	$1,037	$1,032	$1,461	$1,061	$1,068	$1,040	N/A	$1,008	$1,066	$1,022	N/A
Amount Deferred	$73	$0	$219	$1,061	$0	$0	N/A	$0	$533	$0	N/A
VP - Strategic Income Fund	$1,011	$1,006	$1,424	$1,035	$1,042	$1,014	N/A	$983	$1,039	$997	N/A
Amount Deferred	$71	$0	$214	$1,035	$0	$0	N/A	$0	$519	$0	N/A
VP - T. Rowe Price Large Cap Value Fund	$2,506	$2,494	$3,529	$2,564	$2,582	$2,512	N/A	$2,435	$2,576	$2,470	N/A
Amount Deferred	$175	$0	$529	$2,564	$0	$0	N/A	$0	$1,288	$0	N/A
VP -TCW Total Return Bond Fund	$3,201	$3,187	$4,517	$3,278	$3,300	$3,211	N/A	$3,111	$3,290	$3,155	N/A
Amount Deferred	$224	$0	$678	$3,278	$0	$0	N/A	$0	$1,645	$0	N/A
VP - U.S. Flexible Conservative Growth Fund	$1,110	$1,105	$1,565	$1,136	$1,144	$1,113	N/A	$1,079	$1,141	$1,094	N/A
Amount Deferred	$78	$0	$235	$1,136	$0	$0	N/A	$0	$570	$0	N/A
VP - U.S. Flexible Growth Fund	$4,364	$4,344	$6,149	$4,466	$4,497	$4,375	N/A	$4,242	$4,485	$4,302	N/A
Amount Deferred	$305	$0	$922	$4,466	$0	$0	N/A	$0	$2,243	$0	N/A
VP - U.S. Flexible Moderate Growth Fund	$2,535	$2,523	$3,574	$2,594	$2,612	$2,541	N/A	$2,463	$2,605	$2,498	N/A
Amount Deferred	$177	$0	$536	$2,594	$0	$0	N/A	$0	$1,302	$0	N/A
VP - U.S. Government Mortgage Fund	$1,964	$1,955	$2,768	$2,011	$2,024	$1,970	N/A	$1,909	$2,019	$1,936	N/A
Amount Deferred	$137	$0	$415	$2,011	$0	$0	N/A	$0	$1,009	$0	N/A
VP - Victory Sycamore Established Value Fund	$1,209	$1,203	$1,704	$1,237	$1,245	$1,212	N/A	$1,175	$1,242	$1,191	N/A
Amount Deferred	$85	$0	$256	$1,237	$0	$0	N/A	$0	$621	$0	N/A
VP - Wellington Large Cap Value Fund	$1,679	$1,672	$2,368	$1,719	$1,730	$1,683	N/A	$1,632	$1,725	$1,655	N/A
Amount Deferred	$118	$0	$355	$1,719	$0	$0	N/A	$0	$863	$0	N/A
VP - Westfield Mid Cap Growth Fund	$1,093	$1,088	$1,540	$1,119	$1,126	$1,096	N/A	$1,063	$1,123	$1,078	N/A
Amount Deferred	$77	$0	$231	$1,119	$0	$0	N/A	$0	$562	$0	N/A
VP - Westfield Select Large Cap Growth Fund	$2,256	$2,245	$3,178	$2,308	$2,324	$2,261	N/A	$2,193	$2,318	$2,224	N/A
Amount Deferred	$158	$0	$477	$2,308	$0	$0	N/A	$0	$1,159	$0	N/A
(a)
As of March 31, 2026, the value of Mr. Batejan’s account under the Deferred Compensation Plan was $146,651.
(b)
As of March 31, 2026, the value of Ms. Carlton’s account under the Deferred Compensation Plan was $2,219,766.
(c)
As of March 31, 2026, the value of Ms. Carrig’s account under the Deferred Compensation Plan was $8,987,221.
(d)
As of March 31, 2026, the value of Ms. Darragh’s account under the Deferred Compensation Plan was $946,579.
(e)
Ms. Eisen served as Trustee until February 28, 2025, and stopped receiving compensation from the Funds and the Columbia Funds Complex as of such date.
(f)
As of March 31, 2026, the value of Ms. Flynn’s account under the Deferred Compensation Plan was $4,956,303. Ms. Flynn served as Trustee until December 31, 2025, and stopped receiving compensation from the Funds and the Columbia Funds Complex as of such date.
(g)
As of March 31, 2026, the value of Mr. Gallagher’s account under the Deferred Compensation Plan was $2,145,640.
(h)
Mr. Heaton served as Trustee until February 28, 2025, and stopped receiving compensation from the Funds and the Columbia Funds Complex as of such date.
Statement of Additional Information – May 1, 2026

Fund	Aggregate Compensation from Fund Independent Trustees
	Kanwal(a)	Lob(b)	Lukitsh	McGee(c)	Moffett(d)	Paglia(e)	Phillips(f)	Rudis(g)	Trunow(h)	Wanger(i)	Yeager(j)
For Funds with fiscal period ending December 31
VP - Acorn Fund	N/A	$6,292	$1,048	$503	$1,024	$1,065	$1,859	$8,275	$1,092	$1,602	$1,073
Amount Deferred	N/A	$0	$0	$166	$0	$0	$0	$0	$273	$1,602	$536
VP - Acorn International Fund	N/A	$3,658	$918	$440	$897	$933	$991	$4,816	$957	$854	$940
Amount Deferred	N/A	$0	$0	$145	$0	$0	$0	$0	$239	$854	$470
VP - Aggressive Portfolio	N/A	N/A	$2,730	$1,174	$2,690	$2,769	N/A	N/A	$2,848	N/A	$2,816
Amount Deferred	N/A	N/A	$0	$387	$0	$0	N/A	N/A	$712	N/A	$1,408
VP - Fidelity Institutional AM® Total Bond Fund	N/A	N/A	$3,458	$1,459	$3,409	$3,508	N/A	N/A	$3,610	N/A	$3,566
Amount Deferred	N/A	N/A	$0	$481	$0	$0	N/A	N/A	$903	N/A	$1,783
VP - Balanced Fund	N/A	N/A	$2,067	$886	$2,037	$2,097	N/A	N/A	$2,157	N/A	$2,132
Amount Deferred	N/A	N/A	$0	$292	$0	$0	N/A	N/A	$539	N/A	$1,066
VP - BlackRock Global Inflation-Linked Securities Fund	N/A	N/A	$874	$370	$861	$886	N/A	N/A	$912	N/A	$901
Amount Deferred	N/A	N/A	$0	$122	$0	$0	N/A	N/A	$228	N/A	$451
VP - CenterSquare Real Estate Fund	N/A	N/A	$932	$395	$918	$945	N/A	N/A	$972	N/A	$961
Amount Deferred	N/A	N/A	$0	$130	$0	$0	N/A	N/A	$243	N/A	$481
VP - Commodity Strategy Fund	N/A	N/A	$890	$378	$877	$903	N/A	N/A	$929	N/A	$918
Amount Deferred	N/A	N/A	$0	$125	$0	$0	N/A	N/A	$232	N/A	$459
VP - Conservative Portfolio	N/A	N/A	$1,444	$607	$1,424	$1,465	N/A	N/A	$1,508	N/A	$1,490
Amount Deferred	N/A	N/A	$0	$200	$0	$0	N/A	N/A	$377	N/A	$745
VP - Contrarian Core Fund	N/A	N/A	$2,086	$885	$2,057	$2,117	N/A	N/A	$2,177	N/A	$2,152
Amount Deferred	N/A	N/A	$0	$292	$0	$0	N/A	N/A	$544	N/A	$1,076
VP - Core Equity Fund	N/A	N/A	$988	$420	$974	$1,002	N/A	N/A	$1,031	N/A	$1,019
Amount Deferred	N/A	N/A	$0	$138	$0	$0	N/A	N/A	$258	N/A	$510
VP - Select Corporate Income Fund	N/A	N/A	$1,480	$930	$1,452	$1,502	N/A	N/A	$1,533	N/A	$1,526
Amount Deferred	N/A	N/A	$0	$307	$0	$0	N/A	N/A	$383	N/A	$763
VP - Disciplined Core Fund	N/A	N/A	$3,751	$1,584	$3,698	$3,805	N/A	N/A	$3,914	N/A	$3,869
Amount Deferred	N/A	N/A	$0	$523	$0	$0	N/A	N/A	$978	N/A	$1,935
VP - Dividend Opportunity Fund	N/A	N/A	$1,531	$648	$1,510	$1,553	N/A	N/A	$1,598	N/A	$1,579
Amount Deferred	N/A	N/A	$0	$214	$0	$0	N/A	N/A	$400	N/A	$790
VP - Emerging Markets Bond Fund	N/A	N/A	$1,126	$478	$1,110	$1,142	N/A	N/A	$1,176	N/A	$1,162
Amount Deferred	N/A	N/A	$0	$158	$0	$0	N/A	N/A	$294	N/A	$581
VP - Emerging Markets Fund	N/A	N/A	$1,178	$505	$1,161	$1,195	N/A	N/A	$1,229	N/A	$1,215
Amount Deferred	N/A	N/A	$0	$166	$0	$0	N/A	N/A	$307	N/A	$608
VP - Government Money Market Fund	N/A	N/A	$1,255	$532	$1,238	$1,274	N/A	N/A	$1,311	N/A	$1,295
Amount Deferred	N/A	N/A	$0	$176	$0	$0	N/A	N/A	$328	N/A	$648
VP - High Yield Bond Fund	N/A	N/A	$1,042	$442	$1,027	$1,057	N/A	N/A	$1,088	N/A	$1,075
Amount Deferred	N/A	N/A	$0	$146	$0	$0	N/A	N/A	$272	N/A	$537
VP - Income Opportunities Fund	N/A	N/A	$1,222	$518	$1,205	$1,240	N/A	N/A	$1,276	N/A	$1,261
Amount Deferred	N/A	N/A	$0	$171	$0	$0	N/A	N/A	$319	N/A	$630
VP - Intermediate Bond Fund	N/A	N/A	$3,027	$1,267	$2,986	$3,071	N/A	N/A	$3,161	N/A	$3,123
Amount Deferred	N/A	N/A	$0	$418	$0	$0	N/A	N/A	$790	N/A	$1,562
VP - Cornerstone Growth Fund	N/A	N/A	$2,832	$1,218	$2,792	$2,874	N/A	N/A	$2,956	N/A	$2,923
Amount Deferred	N/A	N/A	$0	$402	$0	$0	N/A	N/A	$739	N/A	$1,461
VP - Large Cap Index Fund	N/A	N/A	$2,618	$1,129	$2,580	$2,656	N/A	N/A	$2,731	N/A	$2,701
Amount Deferred	N/A	N/A	$0	$373	$0	$0	N/A	N/A	$683	N/A	$1,350
VP - Select Short Corporate Income Fund	N/A	N/A	$1,403	$472	$1,386	$1,423	N/A	N/A	$1,469	N/A	$1,448
Amount Deferred	N/A	N/A	$0	$156	$0	$0	N/A	N/A	$367	N/A	$724
VP - Long Government/Credit Bond Fund	N/A	N/A	$1,616	$497	$1,597	$1,637	N/A	N/A	$1,693	N/A	$1,667
Amount Deferred	N/A	N/A	$0	$164	$0	$0	N/A	N/A	$423	N/A	$833
VP - Managed Risk Fund	N/A	N/A	$1,011	$430	$996	$1,025	N/A	N/A	$1,055	N/A	$1,043
Amount Deferred	N/A	N/A	$0	$142	$0	$0	N/A	N/A	$264	N/A	$521
Statement of Additional Information – May 1, 2026

Fund	Aggregate Compensation from Fund Independent Trustees
	Kanwal(a)	Lob(b)	Lukitsh	McGee(c)	Moffett(d)	Paglia(e)	Phillips(f)	Rudis(g)	Trunow(h)	Wanger(i)	Yeager(j)
VP - Managed Risk U.S. Fund	N/A	N/A	$1,135	$480	$1,119	$1,152	N/A	N/A	$1,185	N/A	$1,171
Amount Deferred	N/A	N/A	$0	$158	$0	$0	N/A	N/A	$296	N/A	$586
VP - Moderate Portfolio	N/A	N/A	$11,471	$4,819	$11,313	$11,636	N/A	N/A	$11,976	N/A	$11,835
Amount Deferred	N/A	N/A	$0	$1,590	$0	$0	N/A	N/A	$2,994	N/A	$5,917
VP - Moderately Aggressive Portfolio	N/A	N/A	$5,479	$2,326	$5,402	$5,559	N/A	N/A	$5,719	N/A	$5,653
Amount Deferred	N/A	N/A	$0	$768	$0	$0	N/A	N/A	$1,430	N/A	$2,826
VP - Moderately Conservative Portfolio	N/A	N/A	$2,368	$994	$2,335	$2,402	N/A	N/A	$2,472	N/A	$2,443
Amount Deferred	N/A	N/A	$0	$328	$0	$0	N/A	N/A	$618	N/A	$1,222
VP - MV Conservative Fund	N/A	N/A	$1,264	$534	$1,246	$1,282	N/A	N/A	$1,319	N/A	$1,304
Amount Deferred	N/A	N/A	$0	$176	$0	$0	N/A	N/A	$330	N/A	$652
VP - MV Conservative Growth Fund	N/A	N/A	$1,703	$715	$1,679	$1,727	N/A	N/A	$1,777	N/A	$1,756
Amount Deferred	N/A	N/A	$0	$236	$0	$0	N/A	N/A	$444	N/A	$878
VP - MV Growth Fund	N/A	N/A	$9,538	$4,017	$9,404	$9,674	N/A	N/A	$9,955	N/A	$9,839
Amount Deferred	N/A	N/A	$0	$1,326	$0	$0	N/A	N/A	$2,489	N/A	$4,919
VP - MV Moderate Growth Fund	N/A	N/A	$9,905	$4,122	$9,769	$10,046	N/A	N/A	$10,341	N/A	$10,218
Amount Deferred	N/A	N/A	$0	$1,360	$0	$0	N/A	N/A	$2,585	N/A	$5,109
VP - Overseas Core Fund	N/A	N/A	$3,776	$1,602	$3,723	$3,832	N/A	N/A	$3,943	N/A	$3,896
Amount Deferred	N/A	N/A	$0	$529	$0	$0	N/A	N/A	$986	N/A	$1,948
VP - Partners Core Bond Fund	N/A	N/A	$3,795	$1,582	$3,744	$3,849	N/A	N/A	$3,963	N/A	$3,916
Amount Deferred	N/A	N/A	$0	$522	$0	$0	N/A	N/A	$991	N/A	$1,958
VP - Partners Core Equity Fund	N/A	N/A	$2,604	$1,093	$2,568	$2,641	N/A	N/A	$2,718	N/A	$2,687
Amount Deferred	N/A	N/A	$0	$361	$0	$0	N/A	N/A	$679	N/A	$1,343
VP - Partners International Core Equity Fund	N/A	N/A	$2,271	$950	$2,238	$2,304	N/A	N/A	$2,371	N/A	$2,342
Amount Deferred	N/A	N/A	$0	$314	$0	$0	N/A	N/A	$593	N/A	$1,171
VP - Partners International Growth Fund	N/A	N/A	$1,865	$787	$1,838	$1,892	N/A	N/A	$1,947	N/A	$1,924
Amount Deferred	N/A	N/A	$0	$260	$0	$0	N/A	N/A	$487	N/A	$962
VP - Partners International Value Fund	N/A	N/A	$1,902	$811	$1,874	$1,930	N/A	N/A	$1,986	N/A	$1,962
Amount Deferred	N/A	N/A	$0	$268	$0	$0	N/A	N/A	$496	N/A	$981
VP - Partners Small Cap Growth Fund	N/A	N/A	$1,090	$463	$1,075	$1,106	N/A	N/A	$1,138	N/A	$1,125
Amount Deferred	N/A	N/A	$0	$153	$0	$0	N/A	N/A	$284	N/A	$562
VP - Partners Small Cap Value Fund	N/A	N/A	$1,133	$482	$1,117	$1,150	N/A	N/A	$1,183	N/A	$1,169
Amount Deferred	N/A	N/A	$0	$159	$0	$0	N/A	N/A	$296	N/A	$585
VP - Principal Large Cap Growth Fund	N/A	N/A	$2,398	$1,008	$2,364	$2,433	N/A	N/A	$2,503	N/A	$2,474
Amount Deferred	N/A	N/A	$0	$333	$0	$0	N/A	N/A	$626	N/A	$1,237
VP - Cornerstone Equity Fund	N/A	N/A	$3,383	$1,423	$3,335	$3,431	N/A	N/A	$3,530	N/A	$3,490
Amount Deferred	N/A	N/A	$0	$470	$0	$0	N/A	N/A	$882	N/A	$1,745
VP - Select Large Cap Value Fund	N/A	N/A	$2,584	$1,076	$2,546	$2,620	N/A	N/A	$2,695	N/A	$2,664
Amount Deferred	N/A	N/A	$0	$355	$0	$0	N/A	N/A	$674	N/A	$1,332
VP - Select Mid Cap Growth Fund	N/A	N/A	$1,187	$508	$1,170	$1,204	N/A	N/A	$1,238	N/A	$1,224
Amount Deferred	N/A	N/A	$0	$168	$0	$0	N/A	N/A	$310	N/A	$612
VP - Select Mid Cap Value Fund	N/A	N/A	$1,009	$429	$995	$1,024	N/A	N/A	$1,053	N/A	$1,041
Amount Deferred	N/A	N/A	$0	$142	$0	$0	N/A	N/A	$263	N/A	$521
VP - Select Small Cap Value Fund	N/A	N/A	$900	$383	$888	$913	N/A	N/A	$940	N/A	$929
Amount Deferred	N/A	N/A	$0	$126	$0	$0	N/A	N/A	$235	N/A	$464
VP - Seligman Global Technology Fund	N/A	N/A	$1,008	$440	$993	$1,023	N/A	N/A	$1,052	N/A	$1,040
Amount Deferred	N/A	N/A	$0	$145	$0	$0	N/A	N/A	$263	N/A	$520
VP - Small Cap Value Discovery Fund	N/A	N/A	$1,150	$485	$1,134	$1,167	N/A	N/A	$1,200	N/A	$1,187
Amount Deferred	N/A	N/A	$0	$160	$0	$0	N/A	N/A	$300	N/A	$593
VP - Small Company Growth Fund	N/A	N/A	$1,001	$426	$987	$1,015	N/A	N/A	$1,044	N/A	$1,032
Amount Deferred	N/A	N/A	$0	$140	$0	$0	N/A	N/A	$261	N/A	$516
VP - Strategic Income Fund	N/A	N/A	$975	$416	$962	$990	N/A	N/A	$1,018	N/A	$1,006
Statement of Additional Information – May 1, 2026

Fund	Aggregate Compensation from Fund Independent Trustees
	Kanwal(a)	Lob(b)	Lukitsh	McGee(c)	Moffett(d)	Paglia(e)	Phillips(f)	Rudis(g)	Trunow(h)	Wanger(i)	Yeager(j)
Amount Deferred	N/A	N/A	$0	$137	$0	$0	N/A	N/A	$255	N/A	$503
VP - T. Rowe Price Large Cap Value Fund	N/A	N/A	$2,418	$1,021	$2,383	$2,452	N/A	N/A	$2,523	N/A	$2,494
Amount Deferred	N/A	N/A	$0	$337	$0	$0	N/A	N/A	$631	N/A	$1,247
VP -TCW Total Return Bond Fund	N/A	N/A	$3,089	$1,294	$3,046	$3,133	N/A	N/A	$3,225	N/A	$3,186
Amount Deferred	N/A	N/A	$0	$427	$0	$0	N/A	N/A	$806	N/A	$1,593
VP - U.S. Flexible Conservative Growth Fund	N/A	N/A	$1,071	$452	$1,056	$1,086	N/A	N/A	$1,118	N/A	$1,105
Amount Deferred	N/A	N/A	$0	$149	$0	$0	N/A	N/A	$279	N/A	$553
VP - U.S. Flexible Growth Fund	N/A	N/A	$4,211	$1,777	$4,152	$4,271	N/A	N/A	$4,395	N/A	$4,344
Amount Deferred	N/A	N/A	$0	$587	$0	$0	N/A	N/A	$1,099	N/A	$2,172
VP - U.S. Flexible Moderate Growth Fund	N/A	N/A	$2,446	$1,025	$2,412	$2,480	N/A	N/A	$2,553	N/A	$2,523
Amount Deferred	N/A	N/A	$0	$338	$0	$0	N/A	N/A	$638	N/A	$1,261
VP - U.S. Government Mortgage Fund	N/A	N/A	$1,895	$800	$1,869	$1,922	N/A	N/A	$1,979	N/A	$1,955
Amount Deferred	N/A	N/A	$0	$264	$0	$0	N/A	N/A	$495	N/A	$977
VP - Victory Sycamore Established Value Fund	N/A	N/A	$1,166	$492	$1,150	$1,183	N/A	N/A	$1,217	N/A	$1,203
Amount Deferred	N/A	N/A	$0	$162	$0	$0	N/A	N/A	$304	N/A	$602
VP - Wellington Large Cap Value Fund	N/A	N/A	$1,620	$683	$1,597	$1,643	N/A	N/A	$1,691	N/A	$1,671
Amount Deferred	N/A	N/A	$0	$225	$0	$0	N/A	N/A	$423	N/A	$836
VP - Westfield Mid Cap Growth Fund	N/A	N/A	$1,055	$447	$1,040	$1,070	N/A	N/A	$1,101	N/A	$1,088
Amount Deferred	N/A	N/A	$0	$147	$0	$0	N/A	N/A	$275	N/A	$544
VP - Westfield Select Large Cap Growth Fund	N/A	N/A	$2,176	$915	$2,146	$2,208	N/A	N/A	$2,271	N/A	$2,245
Amount Deferred	N/A	N/A	$0	$302	$0	$0	N/A	N/A	$568	N/A	$1,123
(a)
Mr. Kanwal was appointed as an Independent Trustee effective March 1, 2026, and as such has no compensation prior to such date. As of March 31, 2026, the value of Mr. Kanwal’s account under the Deferred Compensation Plan was $51,083.
(b)
Ms. Lob served as Trustee until February 28, 2025, and stopped receiving compensation from the Funds and the Columbia Funds Complex as of such date.
(c)
Ms. McGee was appointed as an Independent Trustee effective August 1, 2025, and as such has no compensation prior to such date. As of August 1, 2025, Ms. McGee has elected to defer receipt of a portion of her compensation pursuant to the Deferred Compensation Plan. As of March 31, 2026, the value of Ms. McGee's account under the Deferred Compensation Plan was $94,872.
(d)
As of March 31, 2026, the value of Mr. Moffett’s account under the Deferred Compensation Plan was $6,611,921.
(e)
As of March 31, 2026, the value of Ms. Paglia’s account under the Deferred Compensation Plan was $8,727,179.
(f)
Mr. Phillips served as Trustee until February 28, 2025, and stopped receiving compensation from the Funds and the Columbia Funds Complex as of such date.
(g)
Mr. Rudis served as Trustee until February 28, 2025, and stopped receiving compensation from the Funds and the Columbia Funds Complex as of such date.
(h)
As of March 31, 2026, the value of Ms. Trunow’s account under the Deferred Compensation Plan was $2,370,660.
(i)
Mr. Wanger served as the non-voting Trustee Emeritus of CFVST until February 28, 2025, and stopped receiving compensation from the Funds and the Columbia Funds Complex as of such date.
(j)
As of March 31, 2026, the value of Ms. Yeager’s account under the Deferred Compensation Plan was $2,460,726.
Statement of Additional Information – May 1, 2026

BROKERAGE ALLOCATION AND RELATED PRACTICES
General Brokerage Policy, Brokerage Transactions and Broker Selection
Subject to policies established by the Board, as well as the terms of the Management Agreement and Subadvisory Agreement, as applicable, the Investment Manager and/or any investment subadviser is/are responsible for decisions to buy and sell securities and other instruments and assets for a Fund, for the selection of broker-dealers, for the execution of a Fund’s transactions and for the allocation of brokerage commissions in connection with such transactions. The Investment Manager effects transactions for the Fund consistent with its duty to seek best execution of client (including Fund) orders under the circumstances of the particular transaction. Purchases and sales of securities on a securities exchange are effected through broker-dealers who charge negotiated commissions for their services. Orders may be directed to any broker-dealer to the extent and in the manner permitted by applicable law and by the policies and procedures of the Investment Manager or any investment subadvisers executing such transactions.
In the over-the-counter market, securities generally are traded on a “net” basis with dealers acting as principals for their own accounts without stated commissions, although the price of a security usually includes a profit to the dealer. In underwritten offerings, securities are bought at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s “concession” or “discount.” On occasion, certain money market instruments may be bought directly from an issuer, in which case no commissions or discounts are paid.
The Investment Manager effects security transactions for the Funds consistent with its duty to seek best execution of client (including the Funds) orders under the circumstances of the particular transaction, which may result in a Fund paying a brokerage commission in excess of what another broker-dealer might have charged for effecting the same transaction. In seeking such execution, the Investment Manager will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including, without limitation, the size and type of the transaction, the nature and character of the market for the security or other instrument or asset, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the broker-dealer, the reputation, reliability, experience and financial condition of the broker-dealer, the value and quality of the services rendered by the broker-dealer in this instance and other transactions and the reasonableness of the spread or commission, if any. Reports on brokerage commissions are provided at least annually to the Board. Research services received from broker-dealers supplement the Investment Manager’s own research and may include the following types of information: statistical and background information on industry groups and individual companies; forecasts and interpretations with respect to U.S. and foreign economies, securities, markets, specific industry groups and individual companies; information on political developments; Fund management strategies; performance information on securities and other instruments and assets and information concerning prices of same; and information supplied by specialized services to the Investment Manager and to the Board with respect to the performance, investment activities and fees and expenses of other funds. Such information may be communicated electronically, orally or in written form.
Broker-dealers may, from time to time, arrange meetings with management of issuers and provide access to consultants who supply research information. The outside research is useful to the Investment Manager since, in certain instances, the broker-dealers utilized by the Investment Manager may follow a different universe of issuers and other matters than those that the Investment Manager’s staff follow. In addition, this research provides the Investment Manager with a different perspective on investment matters, even if the securities research obtained relates to issuers followed by the Investment Manager.
Investment managers subject to MiFID II, which may include certain investment subadvisers to the Funds, may not receive investment research from brokers unless the investment manager pays for such research directly from its own resources, or from a separate, dedicated account paid for with client funds with client permission (or a combination of these methods). MiFID II limits the use of soft dollars by investment subadvisers located in the EU and in certain circumstances may result in the Investment Manager or investment subadvisers reducing the use of soft dollars with respect to certain groups of clients, which may or may not include the Funds.
Research services that are provided to the Investment Manager by broker-dealers are available for the benefit of all accounts managed or advised by the Investment Manager. In some cases, the research services are available only from the broker-dealer providing such services. In other cases, the research services may be obtainable from alternative sources. Broker-dealer research typically supplements rather than replaces the Investment Manager’s own research, tending to improve the quality of its investment advice. However, to the extent that the Investment Manager would have bought any such research services had such services not been provided by broker-dealers, the expenses of such services to the Investment Manager could be considered to have been reduced accordingly. Certain research services furnished by broker-dealers may be useful to the clients of the Investment Manager other than the Fund or Funds whose trading through a broker-dealer generated the research services. Conversely, any research services received by the Investment Manager through the placement of transactions of other clients may be of value to the Investment Manager in fulfilling its obligations to the Funds. The Investment Manager is of the opinion
Statement of Additional Information – May 1, 2026

that this material is beneficial in supplementing its research and analysis; and, therefore, it may benefit the Funds by improving the quality of the Investment Manager’s investment advice. The advisory fees paid by the Funds are not reduced because the Investment Manager receives such services.
Unless prohibited by applicable law, Section 28(e) of the 1934 Act, provides a “safe harbor” for the Investment Manager to obtain research used in investment decision-making and brokerage services with client commissions. As a result, broker-dealers typically provide services including research and execution of transactions. The research provided can be either broker-dealer proprietary research (created and provided by a broker-dealer, including tangible research products as well as access to analysts) or third party research. The Investment Manager uses research providers who provide both types of research products and services in exchange for commissions generated by transactions in the client accounts (including the Funds), also known as “soft dollars” or client commission arrangements.
Under Section 28(e) of the 1934 Act, the Investment Manager shall not be “deemed to have acted unlawfully or to have breached its fiduciary duty” solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), the Investment Manager must make a good faith determination that the commissions paid are “reasonable in relation to the value of the brokerage and research services provided by such member, broker, or dealer, viewed in terms of either that particular transaction or his overall responsibilities with respect to the accounts as to which he exercises investment discretion.” Accordingly, the price to a Fund in any transaction may be less favorable than that available from another broker-dealer if the difference is reasonably justified by other aspects of the brokerage and research services offered. Generally, the Investment Manager may execute trades through a broker-dealer, which subsequently makes payment to a research-producing broker-dealer at the Investment Manager’s direction, retaining a predetermined portion of the commissions for execution. The Investment Manager determines the amount of the payments through a broker research evaluation process. This compensation method, sometimes referred to as a “commission sharing arrangement” allows the Investment Manager to more selectively obtain research from one broker-dealer while seeking the execution services of another, preferred execution broker-dealer. Such commission sharing arrangements do not obligate the Investment Manager to generate a specified level of commissions with the executing broker-dealers. The Board reviews the Investment Manager’s soft dollar practices at least annually.
The Investment Manager does not consider sales of shares of the Funds as a factor in the selection of broker-dealers through which to execute securities transactions on behalf of the Funds. On a periodic basis, the Investment Manager makes a comprehensive review of the broker-dealers and the overall reasonableness of their commissions, and evaluates execution, operational efficiency, and research services. Certain limited reviews are also conducted by an independent third-party evaluator.
Commission rates are established pursuant to negotiations with broker-dealers based on the quality and quantity of execution services provided by broker-dealers in light of generally prevailing rates. On exchanges on which commissions are negotiated, the cost of transactions may vary among different broker-dealers. Transactions on foreign stock exchanges involve payment of brokerage commissions that generally are fixed. Transactions in both foreign and domestic over-the-counter markets generally are principal transactions with dealers, and the costs of such transactions involve dealer spreads rather than brokerage commissions. With respect to over-the-counter transactions, the Investment Manager, where possible, will deal directly with dealers who make a market in the securities involved, except in those circumstances in which better prices and execution are available elsewhere.
The Investment Manager or a subadviser, if applicable, may use step-out transactions. A “step-out” is an arrangement in which the Investment Manager or subadviser executes a trade through one broker-dealer but instructs that broker-dealer to step-out all or a part of the trade to another broker-dealer. The second broker-dealer will clear and settle, and receive commissions for, the stepped-out portion. The Investment Manager or subadviser may receive research products and services in connection with step-out transactions.
Use of Fund commissions to obtain research products and services may create potential conflicts of interest between the Investment Manager or subadviser and a Fund because it allows the Investment Manager to use the research in managing its client accounts without paying cash (“hard dollars”) out of its own assets without a commensurate reduction in its advisory fees. However, the Investment Manager and each subadviser has policies and procedures designed to mitigate these conflicts and ensure that the use of Fund commissions falls within the “safe harbor” of Section 28(e) of the 1934 Act.
Some products and services may be used for both investment decision-making and non-investment decision-making purposes (“mixed use” items). The Investment Manager and each subadviser, to the extent it has mixed use items, has procedures in place to assure that Fund commissions pay only for the investment decision-making portion of a mixed-use item.
Statement of Additional Information – May 1, 2026

Some broker-dealers with whom the Investment Manager’s Fixed Income Department executes trades provide the Fixed Income Department with proprietary research products and services, though the Fixed Income Department does not put in place any client commission arrangements with such broker-dealers. It is the Investment Manager’s policy not to execute a fixed income trade with a broker-dealer at a lower bid/higher offer than that provided by another broker-dealer in consideration of the value of research products and services received by the Fixed Income Department.
In certain instances, there may be securities that are suitable for a Fund as well as for one or more of the other clients of the Investment Manager. Investment decisions for the Funds and for the Investment Manager’s other clients are made with the goal of achieving their respective investment objectives. A particular security may be bought or sold for only one client even though it may be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when a number of accounts receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are engaged simultaneously in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. In some cases, this policy could have a detrimental effect on the price or volume of the security in a particular transaction that may affect the Funds.
The Investment Manager operates several trading desks in different geographic locations that support different portfolio management teams managing a variety of accounts and products, including the Investment Manager’s portfolio management teams supporting the Funds. The equity and fixed income trading desks are functionally and operationally integrated to operate as one global desk. While the trading desks operate in several locations, the desks operate under the same oversight and reporting lines and are generally conducted under similar policies and procedures. In addition, certain fixed income portfolio managers currently have the authority to execute trades themselves in limited circumstances.
As the Investment Manager seeks to enhance its investment capabilities and services to its clients, including the Funds, the Investment Manager may engage certain of its investment advisory affiliates (Participating Affiliates) around the world to provide a variety of services. For example, the Investment Manager may engage Participating Affiliates and their personnel to provide (jointly or in coordination with the Investment Manager) services relating to client relations, investment monitoring, account administration, trading and discretionary investment management (including portfolio management and risk management) to certain accounts the Investment Manager manages, including the Funds, other pooled vehicles and separately managed accounts. In some circumstances, a Participating Affiliate may delegate responsibility for providing those services to another Participating Affiliate. In addition, the Investment Manager may provide certain similar services to its Participating Affiliates for accounts they manage.
The Investment Manager believes that harnessing the collective expertise of the firm and its Participating Affiliates will benefit its clients. In this regard, the Investment Manager has certain portfolio management and client servicing teams at both the firm and at Participating Affiliates (through subadvisory or other intercompany arrangements) operating jointly to provide a better client experience. These joint teams use expanded and shared capabilities, including the sharing of research and other information by investment personnel (e.g., portfolio managers and analysts) relating to economic perspectives, market analysis and equity and fixed income securities analysis.
Participating Affiliates may provide certain advisory and trading-related services to certain of the Investment Manager’s accounts, including the Funds. The Investment Manager may also provide similar services to certain accounts of Participating Affiliates. The Investment Manager believes that local trading in certain local markets will benefit its clients, including the Funds. However, such services may result in potential conflicts of interest to such accounts.
The Investment Manager has portfolio management teams in its multiple geographic locations that may share research information regarding leveraged loans. The Investment Manager operates separate and independent trading desks in these locations for the purpose of purchasing and selling leveraged loans. As a result, the Investment Manager does not aggregate orders in leveraged loans across portfolio management teams. For example, funds and other client accounts being managed by these portfolio management teams may purchase and sell the same leveraged loan in the secondary market on the same day at different times and at different prices. There is also the potential for a particular account or group of accounts, including a Fund, to forego an opportunity or to receive a different allocation (either larger or smaller) than might otherwise be obtained if the Investment Manager were to aggregate trades in leveraged loans across the portfolio management teams. Although the Investment Manager does not aggregate orders in leveraged loans across its portfolio management teams in the multiple geographic locations, it operates in this structure subject to its duty to seek best execution.
The Funds may participate, if and when practicable, in bidding for the purchase of portfolio securities directly from an issuer in order to take advantage of the lower purchase price available to members of a bidding group. A Fund will engage in this practice, however, only when the Investment Manager, in its sole discretion, believes such practice to be otherwise in such Fund’s interests.
Statement of Additional Information – May 1, 2026

The Funds will not execute portfolio transactions through, or buy or sell portfolio securities from or to the Investment Manager and its affiliates acting as principal (including repurchase and reverse repurchase agreements), except to the extent permitted by applicable law, regulation or order. However, the Investment Manager is authorized to allocate buy and sell orders for portfolio securities to certain broker-dealers and financial institutions, including, in the case of agency transactions, broker-dealers and financial institutions that are affiliated with Ameriprise Financial. To the extent that a Fund executes any securities trades with an affiliate of Ameriprise Financial, such Fund does so in conformity with Rule 17e-1 under the 1940 Act and the procedures that such Fund has adopted pursuant to the rule. In this regard, for each transaction, the Board will determine that the transaction is effected in accordance with the Funds’ Rule 17e-1 procedures, which require: (i) the transaction resulted in prices for and execution of securities transactions at least as favorable to the particular Fund as those likely to be derived from a non-affiliated qualified broker-dealer; (ii) the affiliated broker-dealer charged the Fund commission rates consistent with those charged by the affiliated broker-dealer in similar transactions to clients comparable to the Fund and that are not affiliated with the broker-dealer in question; and (iii) the fees, commissions or other remuneration paid by the Fund did not exceed 2% of the sales price of the securities if the sale was effected in connection with a secondary distribution, or 1% of the purchase or sale price of such securities if effected in other than a secondary distribution.
Certain affiliates of Ameriprise Financial may have deposit, loan or commercial banking relationships with the corporate users of facilities financed by industrial development revenue bonds or private activity bonds bought by certain of the Funds. Ameriprise Financial or certain of its affiliates may serve as trustee, custodian, tender agent, guarantor, placement agent, underwriter, or in some other capacity, with respect to certain issues of securities. Under certain circumstances, a Fund may buy securities from a member of an underwriting syndicate in which an affiliate of Ameriprise Financial is a member. The Funds have adopted procedures pursuant to Rule 10f-3 under the 1940 Act, and intend to comply with the requirements of Rule 10f-3, in connection with any purchases of securities that may be subject to Rule 10f-3.
Given the breadth of the Investment Manager’s investment management activities, investment decisions for the Funds are not always made independently from those other investment companies and accounts advised or managed by the Investment Manager. To the extent permitted by law, when a purchase or sale of the same security is made at substantially the same time on behalf of one or more of the Funds and another investment portfolio, investment company or account, the Investment Manager may aggregate the securities to be sold or bought for the Funds with those to be sold or bought for other investment portfolios, investment companies or accounts in executing transactions, and such transactions will be averaged as to price and available investments allocated as to amount in a manner which the Investment Manager believes to be equitable to the Funds and such other investment portfolio, investment company or account. In some instances, this investment procedure may adversely affect the price paid or received by a Fund or the size of the position obtained or sold by the Fund.
See Investment Management and Other Services – Other Roles and Relationships of Ameriprise Financial and its Affiliates – Certain Conflicts of Interest for more information about these and other conflicts of interest.
Brokerage Commissions
The following charts reflect the amounts of brokerage commissions paid by the Funds for the three most recently completed fiscal years. In certain instances, the Funds may pay brokerage commissions to broker-dealers that are affiliates of Ameriprise Financial. As indicated above, all such transactions involving the payment of brokerage commissions to affiliates are done in compliance with Rule 17e-1 under the 1940 Act.
Aggregate Brokerage Commissions Paid by the Funds
The following chart reflects the aggregate amount of brokerage commissions paid by the Funds for the three most recently completed fiscal years.
Total Brokerage Commissions
	Total Brokerage Commissions
Fund	2025	2024	2023
For Funds with fiscal period ending December 31
VP – Acorn Fund	$336,257	$442,470	$257,218
VP – Acorn International Fund	107,899	154,835	314,375
VP – Aggressive Portfolio	61,425	79,197	19,811
VP – Balanced Fund	235,091	205,240	228,786
VP – BlackRock Global Inflation-Linked Securities Fund	6,469	9,032	12,402
VP – CenterSquare Real Estate Fund	61,533	117,548	116,152
Statement of Additional Information – May 1, 2026

	Total Brokerage Commissions
Fund	2025	2024	2023
VP – Commodity Strategy Fund	$61,730	$77,784	$80,015
VP – Conservative Portfolio	15,832	16,437	6,192
VP – Contrarian Core Fund	347,677	290,054	352,228
VP – Core Equity Fund	37,551	42,138	44,921
VP – Cornerstone Equity Fund	623,142	656,476	774,499
VP – Cornerstone Growth Fund	261,039	248,331	344,891
VP – Disciplined Core Fund	650,392	827,748	914,377
VP – Dividend Opportunity Fund	190,505	274,622	315,260
VP – Emerging Markets Bond Fund	0	0	0
VP – Emerging Markets Fund	522,354	353,700	224,268
VP – Fidelity Institutional AM® Total Bond Fund	244,481	283,954	369,525
VP – Government Money Market Fund	0	0	0
VP – High Yield Bond Fund	4,600	0	0
VP – Income Opportunities Fund	6,900	0	0
VP – Intermediate Bond Fund	313,268	382,161	395,412
VP – Large Cap Index Fund	16,925	7,523	5,166
VP – Long Government/Credit Bond Fund	48,308	82,272	91,564
VP – Managed Risk Fund	38,343	27,636	24,591
VP – Managed Risk U.S. Fund	55,761	32,407	30,186
VP – Moderate Portfolio	147,314	187,160	49,845
VP – Moderately Aggressive Portfolio	324,219	305,674	71,990
VP – Moderately Conservative Portfolio	43,689	52,885	18,784
VP – MV Conservative Fund	68,908	55,987	49,492
VP – MV Conservative Growth Fund	178,467	159,338	134,503
VP – MV Growth Fund	3,022,811	2,733,428	2,261,109
VP – MV Moderate Growth Fund	2,399,481	2,228,617	1,954,167
VP – Overseas Core Fund	3,544,341	2,666,878	2,681,806
VP – Partners Core Bond Fund	55,574	85,104	84,723
VP – Partners Core Equity Fund	263,058	500,086	500,479
VP – Partners International Core Equity Fund	476,450	410,565	272,657
VP – Partners International Growth Fund	915,303	752,289	480,837
VP – Partners International Value Fund	446,377	481,861	490,096
VP – Partners Small Cap Growth Fund	516,440	395,337	313,879
VP – Partners Small Cap Value Fund	269,089	364,532	285,468
VP – Principal Large Cap Growth Fund	299,097	260,577	185,665
VP – Select Corporate Income Fund	123,485	4,559	3,267
VP – Select Large Cap Value Fund	677,598	603,623	281,027
VP – Select Mid Cap Growth Fund	413,357	400,368	511,367
VP – Select Mid Cap Value Fund	22,350	22,451	43,821
VP – Select Short Corporate Income Fund	62,577	69,183	61,462
VP – Select Small Cap Value Fund	19,332	25,708	33,367
VP – Seligman Global Technology Fund	73,748	66,916	40,072
VP – Small Cap Value Discovery Fund	967,238	907,247	1,016,288
Statement of Additional Information – May 1, 2026

	Total Brokerage Commissions
Fund	2025	2024	2023
VP – Small Company Growth Fund	$279,265	$476,565	$515,893
VP – Strategic Income Fund	45,002	25,596	25,396
VP – T. Rowe Price Large Cap Value Fund	269,601	293,339	233,059
VP – TCW Total Return Bond Fund	107,309	114,795	115,623
VP – U.S. Flexible Conservative Growth Fund	51,668	45,958	35,148
VP – U.S. Flexible Growth Fund	1,061,692	859,762	698,675
VP – U.S. Flexible Moderate Growth Fund	395,459	339,754	268,365
VP – U.S. Government Mortgage Fund	69,233	66,038	70,701
VP – Victory Sycamore Established Value Fund	192,273	127,442	129,048
VP – Wellington Large Cap Value Fund	327,312	83,900	77,313
VP – Westfield Mid Cap Growth Fund	132,875	157,098	123,963
VP – Westfield Select Large Cap Growth Fund	624,563	624,708	219,159
For VP – Acorn International Fund, differences in the amount of brokerage commissions paid by the Fund in 2025 relative to 2023 were primarily the result of a change to fund portfolio management as well as shareholder purchase and redemption activity in the Fund.
For each of VP – Aggressive Portfolio, VP – Conservative Portfolio, VP – Moderate Portfolio, VP – Moderately Aggressive Portfolio, and VP – Moderately Conservative Portfolio, differences in the amount of brokerage commissions paid by the Fund in 2025 relative to 2023 were primarily the result of increased market volatility and the Funds’ related transactions in derivatives, and other strategic and tactical instruments and assets.
For VP – Emerging Markets Fund, differences in the amount of brokerage commissions paid by the Fund in 2025 relative to 2023 were primarily driven by elevated market volatility leading to greater portfolio rebalancing activity.
For VP – High Yield Bond Fund, differences in the amount of brokerage commissions paid by the Fund in 2025 relative to 2024 and 2023 were the result of transactions in 2025 in an affiliated (fixed income) ETF used by the Fund primarily for cash management purposes, including to mitigate cash drag in the Fund.
For VP – Income Opportunities Fund, the difference in the amount of brokerage commissions paid by the Fund in 2025 relative to each of 2024 and 2023 was the result of transactions in 2025 in an affiliated (fixed income) ETF used by the Fund primarily for cash management purposes, including to mitigate cash drag in the Fund.
For VP – Large Cap Index Fund, differences in the amount of brokerage commissions paid by the Fund in 2025 relative to each of 2024 and 2023 were primarily the result of increased market volatility as well as shareholder purchase and redemption activity in the Fund.
For VP – Select Corporate Income Fund, differences in the amount of brokerage commissions paid by the Fund in 2025 relative to the preceding years were primarily the result of fund strategy changes, as well as significant net inflows during the fiscal year that required the purchase of portfolio securities consistent with that strategy.
For VP – Select Large Cap Value Fund, differences in the amount of brokerage commissions paid by the Fund in 2025 relative to 2023 were primarily the result of portfolio activity in response to market volatility.
For VP – Wellington Large Cap Value Fund, differences in the amount of brokerage commissions paid by the Fund in 2025 relative to each of 2024 and 2023 were primarily attributable to Wellington becoming subadviser to the Fund in May 2025 and repositioning the portfolio to align with its investment strategy.
For VP – Westfield Select Large Cap Growth Fund, differences in the amount of brokerage commissions paid by the Fund in 2025 relative to 2023 were primarily attributable to Westfield becoming subadviser to the Fund in May 2024 and repositioning the portfolio to align with its investment strategy, as well as significant net inflows that required the purchase of portfolio securities consistent with that strategy.
Brokerage Commissions Paid to Brokers Affiliated with the Investment Manager
Affiliates of the Investment Manager may engage in brokerage and other securities transactions on behalf of a Fund according to procedures adopted by the Board and to the extent consistent with applicable provisions of the federal securities laws. Subject to approval by the Board, the same conditions apply to transactions with broker-dealer affiliates of any Fund subadviser. The Investment Manager will use an affiliate only if (i) the Investment Manager determines that the Fund will receive prices and
Statement of Additional Information – May 1, 2026

executions at least as favorable, under the circumstances, as those offered by qualified independent brokers performing similar brokerage and other services for the Fund and (ii) the affiliate charges the Fund commission rates consistent with those the affiliate charges comparable unaffiliated customers in similar transactions and if such use is consistent with terms of the Management Agreement.
No brokerage commissions were paid by the Funds in the last three fiscal periods to brokers affiliated with the Funds' Investment Manager or any subadvisers, unless otherwise shown in the following table.
	Broker	Nature of Affiliation	Aggregate dollar amount of commissions paid to broker	Percent of aggregate brokerage commissions	Percent of aggregate dollar amount of transactions involving payment of commissions	Aggregate amount of commissions paid to broker	Aggregate amount of commissions paid to broker
Fund	2025					2024	2023
For Funds with fiscal period ending December 31
VP - BlackRock Global Inflation-Linked Securities Fund	BofA Securities, Inc.	(1)	$25	0.38%	0.34%	$22	$0
VP - CenterSquare Real Estate Fund	BofA Securities, Inc.	(1)	$1,786	2.90%	2.63%	$1,343	$1,674
VP - Partners Core Equity Fund	BofA Securities, Inc.	(1)	$2,743	1.04%	0.58%	$5,371	$1,683
VP - Partners Small Cap Growth Fund	BofA Securities, Inc.	(1)	$8,570	1.66%	2.03%	$13,037	$1,540
VP - Partners Small Cap Value Fund	BofA Securities, Inc.	(1)	$0	0.00%	0.00%	$418	$767
VP - Principal Large Cap Growth Fund	BofA Securities, Inc.	(1)	$0	0.00%	0.00%	$0	$738
VP - T. Rowe Price Large Cap Value Fund	BofA Securities, Inc.	(1)	$6,664	2.47%	0.55%	$4,302	$2,835
VP - Victory Sycamore Established Value Fund	BofA Securities, Inc.	(1)	$0	0.00%	0.00%	$270	$0
VP - Wellington Large Cap Value Fund	BofA Securities, Inc.	(1)	$13,094	4.00%	1.39%	$0	$0
VP - Westfield Mid Cap Growth Fund	BofA Securities, Inc.	(1)	$4,215	3.17%	4.44%	$3,388	$3,392
VP - Westfield Select Large Cap Growth Fund	BofA Securities, Inc.	(1)	$5,930	0.95%	2.71%	$4,040	$29,403
(1)
May be deemed to be an affiliate of the Columbia Funds by virtue of owning or holding with the power to vote 25% or more of the outstanding shares of one or more Columbia Funds.
Statement of Additional Information – May 1, 2026

Directed Brokerage
The Funds or the Investment Manager, through an agreement or understanding with a broker-dealer, or otherwise through an internal allocation procedure, may direct, subject to applicable legal requirements, the Funds' brokerage transactions to a broker-dealer because of the research services it provides the Funds or the Investment Manager.
Reported numbers include third party soft dollar commissions and portfolio manager directed commissions directed for research. The Investment Manager also receives proprietary research from brokers, but these amounts have not been included in the table.
During each Fund’s last fiscal year (or period), the Funds directed certain brokerage transactions and paid related commissions in the amounts as follows:
Brokerage Directed for Research
	Brokerage directed for research
Fund	Amount of Transactions	Amount of Commissions Imputed or Paid
For Funds with fiscal period ending December 31
VP – Acorn Fund	$391,737,163	$82,240
VP – Acorn International Fund	0	0
VP – Aggressive Portfolio	0	0
VP – Balanced Fund	499,503,384	60,221
VP – BlackRock Global Inflation-Linked Securities Fund	0	0
VP – CenterSquare Real Estate Fund	92,801,860	16,577
VP – Commodity Strategy Fund	856,018,141	103,244
VP – Conservative Portfolio	0	0
VP – Contrarian Core Fund	17,982,858	2,846
VP – Core Equity Fund	308,536,165	47,412
VP – Cornerstone Equity Fund	989,484,547	110,082
VP – Cornerstone Growth Fund	633,613,369	45,302
VP – Disciplined Core Fund	239,242,384	40,066
VP – Dividend Opportunity Fund	0	0
VP – Emerging Markets Bond Fund	0	0
VP – Emerging Markets Fund	43,103,777	58,630
VP – Fidelity Institutional AM® Total Bond Fund	0	0
VP – Government Money Market Fund	0	0
VP – High Yield Bond Fund	0	0
VP – Income Opportunities Fund	0	0
VP – Intermediate Bond Fund	0	0
VP – Large Cap Index Fund	0	0
VP – Long Government/Credit Bond Fund	0	0
VP – Managed Risk Fund	888,146	142
VP – Managed Risk U.S. Fund	933,602	150
VP – Moderate Portfolio	0	0
VP – Moderately Aggressive Portfolio	0	0
VP – Moderately Conservative Portfolio	0	0
VP – MV Conservative Fund	0	0
VP – MV Conservative Growth Fund	0	0
VP – MV Growth Fund	11,469,762	1,800
Statement of Additional Information – May 1, 2026

	Brokerage directed for research
Fund	Amount of Transactions	Amount of Commissions Imputed or Paid
VP – MV Moderate Growth Fund	$2,867,440	$450
VP – Overseas Core Fund	1,026,611,064	639,674
VP – Partners Core Bond Fund	0	0
VP – Partners Core Equity Fund	1,030,832,087	23,704
VP – Partners International Core Equity Fund	0	0
VP – Partners International Growth Fund	43,236,086	21,341
VP – Partners International Value Fund	553,541,707	305,139
VP – Partners Small Cap Growth Fund	783,764,141	344,065
VP – Partners Small Cap Value Fund	180,495,812	95,918
VP – Principal Large Cap Growth Fund	1,314,512,090	171,462
VP – Select Corporate Income Fund	0	0
VP – Select Large Cap Value Fund	923,079,129	206,537
VP – Select Mid Cap Growth Fund	1,097,376,667	148,332
VP – Select Mid Cap Value Fund	1,090,466	158
VP – Select Short Corporate Income Fund	0	0
VP – Select Small Cap Value Fund	7,942,706	3,439
VP – Seligman Global Technology Fund	64,801,141	14,500
VP – Small Cap Value Discovery Fund	182,543,927	141,662
VP – Small Company Growth Fund	317,631,387	88,211
VP – Strategic Income Fund	0	0
VP – T. Rowe Price Large Cap Value Fund	0	0
VP – TCW Total Return Bond Fund	0	0
VP – U.S. Flexible Conservative Growth Fund	0	0
VP – U.S. Flexible Growth Fund	2,867,440	450
VP – U.S. Flexible Moderate Growth Fund	0	0
VP – U.S. Government Mortgage Fund	0	0
VP – Victory Sycamore Established Value Fund	502,934,142	115,612
VP – Wellington Large Cap Value Fund	462,013,553	38,523
VP – Westfield Mid Cap Growth Fund	287,331,439	32,150
VP – Westfield Select Large Cap Growth Fund	1,559,717,862	191,920
Statement of Additional Information – May 1, 2026

Securities of Regular Broker-Dealers
In certain cases, the Funds, as part of their principal investment strategies, or otherwise as a permissible investment, will invest in the common stock or debt obligations of the regular broker-dealers that the Investment Manager uses to transact brokerage for the Funds.
As of each Fund’s last fiscal year (or period) end, the Funds owned securities of their “regular brokers or dealers” or their parents, as defined in Rule 10b-1 under the 1940 Act, as shown in the table below:
Investments in Securities of Regular Brokers or Dealers
Fund	Issuer	Value of securities owned at end of fiscal period
For Funds with fiscal period ending December 31, 2025
VP – Acorn Fund	None	N/A
VP – Acorn International Fund	None	N/A
VP – Aggressive Portfolio	None	N/A
VP – Balanced Fund	Citigroup, Inc.	$2,807,024
	Goldman Sachs Group, Inc. (The)	$2,644,523
	JPMorgan Chase & Co.	$26,986,773
	Morgan Stanley Private Bank	$1,043,199
	Morgan Stanley Private Bank NA	$641,596
	Wells Fargo & Co.	$18,536,936
VP – BlackRock Global Inflation-Linked Securities Fund	None	N/A
VP – CenterSquare Real Estate Fund	None	N/A
VP – Commodity Strategy Fund	Bank of America Corp.	$502,831
	Goldman Sachs Group, Inc. (The)	$429,847
	JPMorgan Chase & Co.	$484,477
	Morgan Stanley	$468,345
	Royal Bank of Canada	$235,507
	US Bank NA	$250,894
	Wells Fargo & Co.	$428,674
VP – Conservative Portfolio	None	N/A
VP – Contrarian Core Fund	JPMorgan Chase & Co.	$31,144,174
	Morgan Stanley	$17,979,706
	Wells Fargo & Co.	$26,089,196
VP – Core Equity Fund	Citigroup, Inc.	$4,170,851
	JPMorgan Chase & Co.	$1,043,671
VP – Cornerstone Equity Fund	Citigroup, Inc.	$71,916,047
	Goldman Sachs Group, Inc. (The)	$72,201,060
	JPMorgan Chase & Co.	$100,970,215
VP – Cornerstone Growth Fund	Citigroup, Inc.	$26,281,622
	Goldman Sachs Group, Inc. (The)	$26,769,066
VP – Disciplined Core Fund	Citigroup, Inc.	$70,884,274
	JPMorgan Chase & Co.	$17,761,089
VP – Dividend Opportunity Fund	Citigroup, Inc.	$18,577,048
	Goldman Sachs Group, Inc. (The)	$27,073,200
	JPMorgan Chase & Co.	$32,898,662
	Truist Financial Corp.	$7,972,020
	Wells Fargo & Co.	$14,287,560
VP – Emerging Markets Bond Fund	None	N/A
VP – Emerging Markets Fund	None	N/A
Statement of Additional Information – May 1, 2026

Fund	Issuer	Value of securities owned at end of fiscal period
VP – Fidelity Institutional AM® Total Bond Fund	Bank of America Corp.	$5,608,698
	Barclays PLC	$10,426,354
	BNP Paribas SA	$17,188,016
	Citigroup, Inc.	$21,765,848
	Goldman Sachs Group, Inc. (The)	$7,775,189
	HSBC Holdings PLC	$15,200,448
	JPMorgan Chase & Co.	$17,331,202
	Morgan Stanley	$15,242,909
	Morgan Stanley Private Bank	$6,899,541
	Morgan Stanley Private Bank NA	$2,189,332
	Wells Fargo & Co.	$11,494,594
VP – Government Money Market Fund	None	N/A
VP – High Yield Bond Fund	None	N/A
VP – Income Opportunities Fund	None	N/A
VP – Intermediate Bond Fund	Bank of America Corp.	$30,933,925
	Citigroup, Inc.	$23,129,611
	Goldman Sachs Group, Inc. (The)	$11,621,793
	JPMorgan Chase & Co.	$30,223,178
	Morgan Stanley	$13,692,200
	Morgan Stanley Private Bank	$9,826,710
	Morgan Stanley Private Bank NA	$5,949,713
	Wells Fargo & Co.	$245,558
VP – Large Cap Index Fund	Goldman Sachs Group, Inc. (The)	$10,940,913
	Morgan Stanley	$8,898,869
	Wells Fargo & Co.	$12,141,257
VP – Long Government/Credit Bond Fund	Bank of America Corp.	$3,577,456
	Citigroup, Inc.	$1,638,482
	Goldman Sachs Group, Inc. (The)	$2,492,110
	HSBC Holdings PLC	$1,912,690
	JPMorgan Chase & Co.	$3,742,260
	Morgan Stanley	$3,368,634
VP – Managed Risk Fund	None	N/A
VP – Managed Risk U.S. Fund	None	N/A
VP – Managed Volatility Conservative Fund	None	N/A
VP – Managed Volatility Conservative Growth Fund	None	N/A
VP – Managed Volatility Growth Fund	None	N/A
VP – Managed Volatility Moderate Growth Fund	Bank of America Corp.	$863,247
	Citigroup, Inc.	$416,386
	Goldman Sachs Group, Inc. (The)	$695,612
	JPMorgan Chase & Co.	$902,332
	Morgan Stanley	$926,125
	Wells Fargo & Co.	$544,649
VP – Moderate Portfolio	None	N/A
VP – Moderately Aggressive Portfolio	None	N/A
VP – Moderately Conservative Portfolio	None	N/A
VP – Overseas Core Fund	None	N/A
Statement of Additional Information – May 1, 2026

Fund	Issuer	Value of securities owned at end of fiscal period
VP – Partners Core Bond Fund	Bank of Montreal	$276,689
	Barclays PLC	$2,620,201
	BNP Paribas SA	$2,912,659
	Citigroup, Inc.	$34,367,618
	Goldman Sachs Group, Inc. (The)	$41,089,068
	JPMorgan Chase & Co.	$1,195,275
	Morgan Stanley	$30,961,609
	Morgan Stanley Private Bank	$15,647,499
	Morgan Stanley Private Bank NA	$9,869,835
	Wells Fargo & Co.	$14,795,649
VP – Partners Core Equity Fund	Goldman Sachs Group, Inc. (The)	$13,312,455
	JPMorgan Chase & Co.	$22,401,379
	Morgan Stanley	$15,558,907
VP – Partners International Core Equity Fund	None	N/A
VP – Partners International Growth Fund	None	N/A
VP – Partners International Value Fund	Nomura Holdings, Inc.	$3,079,775
	Societe Generale SA	$16,133,005
	UBS AG	$17,447,720
VP – Partners Small Cap Growth Fund	Piper Sandler Companies	$3,037,347
VP – Partners Small Cap Value Fund	None	N/A
VP – Principal Large Cap Growth Fund	None	N/A
VP – Select Corporate Income Fund	Bank of America Corp.	$65,459,809
	Citigroup, Inc.	$66,252,597
	Goldman Sachs Group, Inc. (The)	$41,090,343
	JPMorgan Chase & Co.	$61,619,066
	Morgan Stanley	$29,172,944
	Morgan Stanley Private Bank	$15,157,945
	Morgan Stanley Private Bank NA	$4,487,118
	Royal Bank of Canada	$36,003,974
	Wells Fargo & Co.	$27,285,169
VP – Select Large Cap Value Fund	Citigroup, Inc.	$68,608,119
	JPMorgan Chase & Co.	$59,941,620
	Morgan Stanley	$69,380,854
	Wells Fargo & Co.	$66,680,499
VP – Select Mid Cap Growth Fund	None	N/A
VP – Select Mid Cap Value Fund	None	N/A
VP – Select Short Corporate Income Fund	Bank of America Corp.	$7,897,633
	Citigroup, Inc.	$6,615,828
	Goldman Sachs Group, Inc. (The)	$7,778,798
	HSBC Holdings PLC	$4,656,109
	JPMorgan Chase & Co.	$9,888,561
	Morgan Stanley Private Bank	$7,969,796
	Morgan Stanley Private Bank NA	$3,615,439
	Wells Fargo & Co.	$4,642,896
VP – Select Small Cap Value Fund	None	N/A
VP – Seligman Global Technology Fund	None	N/A
VP – Small Cap Value Discovery Fund	None	N/A
VP – Small Company Growth Fund	None	N/A
Statement of Additional Information – May 1, 2026

Fund	Issuer	Value of securities owned at end of fiscal period
VP – Strategic Income Fund	Bank of America Corp.	$2,027,925
	Citigroup, Inc.	$757,040
	Goldman Sachs Group, Inc. (The)	$862,204
	JPMorgan Chase & Co.	$969,689
	Morgan Stanley Private Bank	$438,925
	Morgan Stanley Private Bank NA	$277,721
	Wells Fargo & Co.	$103,175
VP – T. Rowe Price Large Cap Value Fund	Citigroup, Inc.	$39,231,528
VP – TCW Total Return Bond Fund	Citibank NA	$3,055,369
	Citigroup, Inc.	$195,148
	Goldman Sachs Group, Inc. (The)	$20,099,484
	JPMorgan Chase & Co.	$13,395,292
	Morgan Stanley	$7,625,450
	Morgan Stanley Private Bank	$175,497
	Morgan Stanley Private Bank NA	$3,441,103
VP – U.S. Flexible Conservative Growth Fund	None	N/A
VP – U.S. Flexible Growth Fund	None	N/A
VP – U.S. Flexible Moderate Growth Fund	None	N/A
VP – U.S. Government Mortgage Fund	None	N/A
VP – Victory Sycamore Established Value Fund	None	N/A
VP – Wellington Large Cap Value Fund	Bank of America Corp.	$27,034,920
	JPMorgan Chase & Co.	$10,521,127
	Morgan Stanley	$8,640,918
	Wells Fargo & Co.	$21,583,349
VP – Westfield Mid Cap Growth Fund	None	N/A
VP – Westfield Select Large Cap Growth Fund	None	N/A
Statement of Additional Information – May 1, 2026

OTHER PRACTICES
Disclosure of Financial Support for VP – Government Money Market Fund
Disclosure of Financial Support. Effective on October 1, 2016, the Fund is required to disclose any occasions on which an affiliated person, promoter or principal underwriter of the Fund, or an affiliated person of such person, provided any form of financial support to the Fund. For these purposes, the term ‘‘financial support’’ includes any capital contribution, purchase of a security from the Fund in reliance on Rule 17a–9 under the 1940 Act, purchase of any defaulted or devalued security at par, execution of letter of credit or letter of indemnity, capital support agreement (whether or not the Fund ultimately received support), performance guarantee, or any other similar action reasonably intended to increase or stabilize the value or liquidity of the Fund’s portfolio; excluding, however, any routine waiver of fees or reimbursement of Fund expenses, routine inter-fund lending, routine inter-fund purchases of Fund shares, or any action that would qualify as financial support as defined above, that the Board has otherwise determined not to be reasonably intended to increase or stabilize the value or liquidity of the Fund’s portfolio. The Fund is required to disclose additional information about the receipt of any such financial support on Form N-CR and to file this form with the SEC. Any Form N-CR filing submitted by the Fund is available on the EDGAR Database on the SEC’s Internet site at www.sec.gov.
Portfolio Turnover
A change in the securities held by a Fund is known as “portfolio turnover.” High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs associated with portfolio turnover may adversely affect a Fund’s performance. For each Fund’s portfolio turnover rate, see the Fees and Expenses of the Fund — Portfolio Turnover section in the prospectus for that Fund.
In any particular year, market conditions may result in higher portfolio turnover rates. The rate of a Fund’s turnover may vary significantly from time to time depending on, among other factors, economic, market and other conditions.
See below for an explanation of any significant variation in a Fund’s portfolio turnover rates over the two most recently completed fiscal years:
For VP – Fidelity Institutional AM® Total Fund (formerly, CTIVP® - American Century Diversified Bond Fund), during the fiscal year ended December 31, 2025, the Fund experienced a higher rate of portfolio turnover than during the previous fiscal year. This was primarily attributable to external and market-driven factors, which were persistent throughout the fiscal year of 2025.
For VP – Select Corporate Income Fund, the change in portfolio turnover was primarily due to changes made to the Fund’s portfolio management team, investment universe, and principal investment strategies which became effective on May 1, 2025.
For VP – Select Small Cap Value Fund, during the fiscal year ended December 31, 2025, the Fund experienced a lower rate of portfolio turnover than during the previous fiscal year. Turnover was higher in the prior year given market volatility that presented numerous new investment opportunities.
For VP – Wellington Large Cap Value Fund, during the fiscal year ended December 31, 2025, the Fund experienced a higher rate of portfolio turnover than during the previous fiscal year. This was primarily attributable to Wellington becoming subadviser to the Fund in May 2025 and repositioning the portfolio to align with its investment strategy.
Disclosure of Portfolio Holdings Information
The Board and the Investment Manager believe that the investment ideas of the Investment Manager and any subadviser with respect to portfolio management of a Fund should seek to benefit the Fund and its shareholders, and do not want to afford speculators an opportunity to profit by anticipating Fund trading strategies. However, the Board also believes that selective disclosure of a Fund’s portfolio holdings can, under appropriate circumstances, be made for purposes beneficial to the Fund and its shareholders or for other purposes under conditions that are designed to protect the interests of the Fund and its shareholders.
The Board has therefore adopted policies and procedures relating to disclosure of the Funds’ portfolio securities. These policies and procedures are intended to protect the confidentiality of Fund portfolio holdings information and generally prohibit the release of such information until such information is made available to the general public, unless such persons have been authorized to receive such information on a selective basis, as described below. It is the policy of the Fund not to provide or permit others to provide portfolio holdings on a selective basis, and the Investment Manager does not intend to selectively disclose portfolio holdings or expect that such holdings information will be selectively disclosed, except where necessary for the Fund’s operation or where there are other legitimate business purposes for doing so and, in any case, where conditions are met that are designed to protect the interests of the Funds and their shareholders.
Statement of Additional Information – May 1, 2026

Although the Investment Manager seeks to limit the selective disclosure of portfolio holdings information and such selective disclosure is monitored under the Fund’s compliance program for conformity with the policies and procedures, there can be no assurance that these policies will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information. Under no circumstances may the Investment Manager, its affiliates or any employee thereof receive any consideration or compensation for disclosing such holdings information.
Public Disclosures
The Funds’ portfolio holdings are currently disclosed to the public through filings with the SEC and postings on the Funds’ website. The information is available on the Funds’ website as described below.
■
For equity, alternative and flexible funds (other than the equity funds identified below) and funds-of-funds (equity and fixed income), a complete list of Fund portfolio holdings as of month-end is posted approximately, but no earlier than, 15 calendar days after such month-end.
■
For Columbia Small Cap Growth Fund and Columbia Variable Portfolio – Small Company Growth Fund, a complete list of Fund portfolio holdings as of month-end is posted approximately, but no earlier than, 30 calendar days after such month-end.
■
For fixed-income Funds (other than money market funds), a complete list of Fund portfolio holdings as of calendar quarter-end is posted approximately, but no earlier than, 30 calendar days after such quarter-end.
■
For money market Funds, a complete list of Fund portfolio holdings as of month-end is posted no later than five business days after such month-end. Such month-end holdings are continuously available on the website for at least six months, together with a link to an SEC webpage where a user of the website may obtain access to the Fund’s most recent 12 months of publicly available filings on Form N-MFP. Money market Fund portfolio holdings information posted on the website, at minimum, includes with respect to each holding, the name of the issuer, the category of investment (e.g., Treasury debt, government agency debt, asset backed commercial paper, structured investment vehicle note), the CUSIP number (if any), the principal amount, the maturity date (as determined under Rule 2a-7 for purposes of calculating weighted average maturity), the final maturity date (if different from the maturity date previously described), coupon or yield and the value. The money market Funds will also disclose on the website its overall weighted average maturity, weighted average life maturity, percentage of daily liquid assets, percentage of weekly liquid assets and daily inflows and outflows.
Portfolio holdings of Funds owned solely by the Investment Manager or its affiliates are not disclosed on the website. A complete schedule of each Fund’s portfolio holdings is available semiannually and annually in Form N-CSR filings and after the first and third fiscal quarters, in regulatory filings on Form N-PORT. These regulatory filings are filed with the SEC in accordance with federal securities laws. Shareholders may obtain each Fund’s Form N-CSR and N-PORT filings on the SEC’s website at www.sec.gov.
In addition, the Investment Manager makes publicly available information regarding certain Fund’s largest five to fifteen holdings, as a percentage of the market value of the Funds’ portfolios as of a month-end. This holdings information is made publicly available through the website columbiathreadneedleus.com, approximately 15 calendar days following the month-end. The scope of the information that is made available on the Funds’ website pursuant to the Funds’ policies may change from time to time without prior notice. Certain fund marketing material, such as fund fact sheets, containing the largest five to fifteen holdings may be made available earlier than 15 days following month end. This information may not be available on the website for all Funds included in this SAI.
The Investment Manager may also disclose more current portfolio holdings information as of specified dates on the Funds’ website.
The Funds, the Investment Manager and their affiliates may include portfolio holdings information that already has been made public through a website posting or SEC filing in marketing literature and other communications to shareholders, advisors or other parties.
Other Disclosures
The Funds’ policies and procedures provide that no disclosures of the Funds’ portfolio holdings may be made prior to the portfolio holdings information being made available to the general public unless (i) the Funds have a legitimate business purpose for making such disclosure, (ii) the Funds or their authorized agents authorize such non-public disclosure of information, and (iii) the party receiving the non-public information enters into an appropriate confidentiality agreement or is otherwise subject to a confidentiality obligation.
In determining the existence of a legitimate business purpose for making portfolio disclosures, the following factors, among others, are considered: (i) any prior disclosure must be consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Investment Manager; (ii) any conflicts of interest between the interests of Fund shareholders, on the
Statement of Additional Information – May 1, 2026

one hand, and those of the Investment Manager, the Funds’ Distributor or any affiliated person of a Fund, the Investment Manager or Distributor on the other; and (iii) any prior disclosure to a third party, although subject to a confidentiality agreement, would not make conduct lawful that is otherwise unlawful.
Fund complete portfolio holdings may be disclosed between and among the following persons (collectively, Affiliates and Agents) for legitimate business purposes within the scope of their official duties and responsibilities, subject to Fund policies and procedures designed to prevent the misuse of inside information, by agreement, or under applicable laws, rules, and regulations: (1) persons who are subject to the Code of Ethics or policies and procedures designed to prevent the misuse of inside information; (2) an investment adviser, distributor, administrator, transfer agent, or custodian to the Fund; (3) an accounting firm, an auditing firm, or outside legal counsel retained by the Investment Manager or its affiliates, or the Fund; (4) an investment adviser to whom complete portfolio holdings are disclosed for due diligence purposes when the adviser is in merger or acquisition talks with the Investment Manager or its parent company; and (5) a newly hired subadviser to whom complete portfolio holdings are disclosed prior to the time it commences its duties.
The frequency with which complete portfolio holdings may be disclosed between and among Affiliates and Agents, and the length of the lag, if any, between the date of the information and the date on which the information is disclosed between and among the Affiliates and Agents, is determined by such Affiliates and Agents based on the facts and circumstances, including, without limitation, the nature of the portfolio holdings information to be disclosed, the risk of harm to the Funds and their shareholders, and the legitimate business purposes served by such disclosure. The frequency of disclosure between and among Affiliates and Agents varies and may be as frequent as daily, with no lag. Any disclosure of Fund complete portfolio holdings to any Affiliates and Agents as previously described may also include a list of the other investment positions that make up the Fund, such as cash investments and derivatives.
The Funds also disclose portfolio holdings information as required by federal, state or international securities laws, and may disclose portfolio holdings information in response to requests by governmental authorities, or in connection with litigation or potential litigation, a restructuring of a holding, where such disclosure is necessary to participate or explore participation in a restructuring of the holding (e.g., as part of a bondholder group), or to the issuer of a holding, pursuant to a request of the issuer or any other party who is duly authorized by the issuer.
In certain limited situations, the Funds may provide portfolio holdings to an institutional client (or its custodian or other agent) when the client is effecting a redemption in-kind from a Fund and the Investment Manager believes that such disclosure will not be harmful to the Fund. In these situations, the Investment Manager makes it clear through non-disclosure agreements or other means that the recipient must ensure that the confidential information is used only as necessary to effect the redemption-in-kind and will maintain the information in a manner designed to protect against unauthorized access or misuse.
The Board has adopted policies to ensure that the Fund’s portfolio holdings information is only disclosed in accordance with these policies. Before any selective disclosure of portfolio holdings information is permitted, the person seeking to disclose such holdings information must submit a written request to the Portfolio Holdings Committee (PHC). The PHC, which is chaired by the Funds’ Chief Compliance Officer, is comprised of members from the Investment Manager’s legal department and compliance department, and the Funds’ President. The PHC is authorized by the Board to perform an initial review of requests for disclosure of holdings information to evaluate whether there is a legitimate business purpose for selective disclosure, whether selective disclosure is in the best interests of a Fund and its shareholders, to consider any potential conflicts of interest between the Fund, the Investment Manager, and its affiliates, and to safeguard against improper use of holdings information. Factors considered in this analysis are whether the recipient has agreed to or has a duty to keep the holdings information confidential and whether risks have been mitigated such that the recipient has agreed or has a duty to use the holdings information only as necessary to effectuate the purpose for which selective disclosure may be authorized. Before portfolio holdings may be selectively disclosed, requests approved by the PHC must also be authorized by the Funds’ President, Chief Compliance Officer or General Counsel/Chief Legal Officer or their respective designees. On at least an annual basis, the PHC reviews the approved recipients of selective disclosure and may require a resubmission of the request, in order to re-authorize certain ongoing arrangements. These procedures are intended to be reasonably designed to protect the confidentiality of Fund holdings information and to prohibit their release to individual investors, institutional investors, intermediaries that distribute the Fund’s shares, and other parties, until such holdings information is made public or unless such persons have been authorized to receive such holdings information on a selective basis, as set forth above.
Ongoing Portfolio Holdings Disclosure Arrangements
The Funds currently have ongoing arrangements with certain approved recipients with respect to the disclosure of portfolio holdings information prior to such information being made public. Portfolio holdings information disclosed to such recipients is current as of the time of its disclosure, is disclosed to each recipient solely for purposes consistent with the services described
Statement of Additional Information – May 1, 2026

below and has been authorized in accordance with the policy. No compensation or consideration is received in exchange for this information. In addition to the daily information provided to a Fund’s custodians, subcustodians, Investment Manager and subadvisers, the following disclosure arrangements are in place:
Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
Recipients under arrangements with the Funds or Investment Manager:
Abel Noser	Used for evaluating and assessing trading activity, execution and practices.	Quarterly
ACA Global	Used to evaluate and assess trading activity, execution and practices in respect of market abuse regulatory requirements.	Daily
Axioma Inc.	Used as a hosted risk analytics platform designed for research, portfolio holdings, investment oversight and strategy development.	Daily
BlackRock, Inc.
Used for front office trading and
analytics, back office settlements,
portfolio accounting and reconciliations,
collateral management, portfolio risk
oversight, compliance mandate
monitoring and portfolio performance
calculations. Used to provide portfolio
attribution reports for Columbia
Convertible Securities Fund. Used for
portfolio analytics.
Daily
Bloomberg Finance L.P.
Used for portfolio analytics, statistical
analysis and independent research. Used
for executing cleared swaps
electronically. Used for executing fixed
income trades. Used for evaluating and
assessing trading activity, execution and
practices in respect of market abuse
regulatory requirements, and best
execution and TCA. Used to provide
portfolio attribution reports for Columbia
Convertible Securities Fund. Used for
portfolio analytics.
Daily
Bolger, Inc.	Used for commercial printing.	As Needed
Bond Connect Company Limited	Used for executing Chinese fixed income trades.	As Needed
Boston Investors Communications Group, LLC	Used for writing services that require disclosing portfolio holdings in advance of their dissemination to the general public.	Quarterly
Broadridge Financial Solutions Inc.	Used for printing of prospectuses and tailored shareholder reports.	As Needed
Capital Markets Services Group	Used for hedging activities supporting the Columbia Funds.	Daily
Castine LLC	Used for facilitating the evaluation of commission rates and providing flexible commission reporting.	Daily
Citigroup, Inc.	Used for mortgage decision support.	Daily
Compliance Solutions Strategies LLC	Used for reporting returns and analytics to client facing materials. Used for data storage and as a transformation solution to support Client Regulatory Reporting and Fund Detail reporting.	Monthly
Statement of Additional Information – May 1, 2026

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
Deloitte Haskins & Sells, LLP	Used for calculating foreign capital gains tax accruals irrespective of the tax lot relief method.	Weekly
Donnelley Financial Solutions	Used for providing EDGAR filing and typesetting services, and printing of prospectuses, factsheets, annual and semi-annual reports.	As Needed
DS Graphics/Universal Wilde, Inc.	Used for printing of prospectuses, factsheets, annual and semi-annual reports.	As Needed
Depository Trust & Clearing Corporation	Used for providing trade allocation and acceptance services with brokers.	Daily
ENPOINTE	Used for commercial print.	As Needed
Ernst & Young, LLP	Used for analyzing passive foreign investment company investments.	Monthly
FactSet Research Systems, Inc.	Used for calculating portfolio performance attribution, portfolio analytics, data for fundamental research, and general market news and analysis. Used for executing equity and convertible trades.	Daily
Fidelity National Information Services, Inc.	Used as a portfolio accounting system.	Daily
FMR LLC	Used for advertising review.	As Needed
FX Connect, LLC	Used to execute foreign exchange orders.	Daily
Harte-Hanks, Inc.	Used for printing of prospectuses, factsheets, annual and semi-annual reports and commercial print.	As Needed
Institutional Shareholder Services, Inc.	Used for proxy voting administration and research on proxy matters.	Daily
Intex Solutions Inc.	Used for providing mortgage analytics.	As Needed
Investment Company Institute	Disclosure of Form N-PORT data.	As Needed
Investortools, Inc.	Used for municipal bond analytics, research, and decision support.	As Needed
JDP Marketing Services	Used for writing services that require disclosing portfolio holdings in advance of their dissemination to the general public.	Quarterly
John Roberts, Inc.	Used for fund fact sheets and commercial print.	As Needed
KPMG LLC	Used by State Street to provide tax services as a sub-contractor.	Daily
Kurtosys Systems	Used for reporting of fund holdings detail via our website.	Monthly
MarketAxess	Used for executing fixed income trades.	Daily
Morningstar Investment Services, LLC	Used for independent research and ranking of funds. Used for statistical analysis.	As Needed
Neovest	Used to execute futures.	As Needed
PwC	Used to review tax services prepared by State Street and to prepare tax services PwC performs for the funds.	Daily
Statement of Additional Information – May 1, 2026

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
R. R. Donnelley & Sons Co.	Used for printing of prospectuses, factsheets, annual and semi-annual reports. Used for commercial printing.	As Needed
Refinitiv	Used to execute foreign exchange orders.	Daily
RegEd, Inc.	Used for reviewing external and certain internal communications prior to dissemination.	As Needed
Sky Road	Used for front office trading, optimization, bank loan analytics, and compliance.	Daily
State Street Bank and Trust	Used to provide certain sub- administration services to the Funds, including fund accounting and financial reporting services.	Daily
S.W.I.F.T. Scrl.	Used for sending trade messages via SWIFT to custodian.	Daily
TP ICAP	Used for executing equity and fixed income trades.	Daily
Thomson Reuters Corp.	Used for statistical analysis.	As Needed
Toppan Merrill Corporation	Used for printing of prospectuses, factsheets, annual and semi-annual reports.	As Needed
Tradeweb	Used for executing fixed income trades.	Daily
Trepp, Inc.	Used for insights about commercial mortgage-backed securities mortgage bonds.	Daily
Virtu Financial	Used for executing equity trades.	Daily
Visions, Inc.	Used for commercial printing.	As Needed
Wilshire Associates, Inc.	Used for providing performance attribution reporting.	Daily

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
Recipients under arrangements with subadvisers:
Abel Noser Corp.	Used by certain subadvisers for transaction cost analysis and other analytics.	Daily
ACA Compliance Group	Used by certain subadvisers for compliance and personal trade monitoring. Used by certain subadvisers for trade execution cost analysis.	Daily
Acadia	Used by certain subadvisers for risk management services.	Daily
Accenture	Used by certain subadvisers for back- office operations.	Daily
Alpha TBA Mortgage Master	Used by certain subadvisers for confirming TBAs.	Daily
Axioma, Inc.	Used by certain subadvisers for analytics and attribution analysis.	Daily
BestX Ltd	Used by certain subadvisers for foreign exchange transaction cost analysis.	Daily
BizAnalytica	Used by certain subadvisers for services and underlying infrastructure, for risk analytics functionality.	Daily
Statement of Additional Information – May 1, 2026

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
BlackRock, Inc.	Used by certain subadvisers for analytical and statistical information. Used by certain subadvisers for order management and compliance.	Daily
Bloomberg Finance L.P.	Used by certain subadvisers for analytical, portfolio management, and statistical information. Used by certain subadvisers for compliance and personal trade monitoring.	Daily
BNY Mellon Corp.	Used by certain subadvisers for middle- office functions.	Daily
Brown Brothers Harriman & Co.	Used by certain subadvisers for electronic trade transmission and settlement. Used by certain subadvisers for corporate actions management.	Daily
Castine LLC	Used by certain subadvisers for commission tracking.	Daily
Clearwater Analytics, LLC	Used by certain subadvisers for analytical and statistical information.	As Needed
CloudMargin Ltd.	Used by certain subadvisers derivative operations team to process, reconcile and report daily collateral margin transactions with counterparties and custodian.	Daily
Commcise LLP	Used by certain subadvisers for commission tracking. Used by certain subadvisers for data to increase operational efficiencies.	Daily
Confluence	Used by certain subadvisers for client reporting	Daily
Eagle Investment Systems, LLC	Used by certain subadvisers for portfolio accounting systems.	Daily
Electra Information Systems, Inc.	Used by certain subadvisers for electronic reconciliations of portfolio holdings.	Daily
Employee Compliance Manager	Used by certain subadvisers for COE monitoring.	Daily
Equity Data Science	Used by certain subadvisers for portfolio management	Daily
Eze Castle Software LLC	Used by certain subadvisers for compliance and personal trade monitoring.	Daily
FactSet Research Systems, Inc.	Used by certain subadvisers for analytical and statistical information. Used by certain subadvisers for portfolio management. Used by certain subadvisers for data and pricing.	Daily and As Needed
FIA Technology Services, LLC	Used by certain subadvisers for reconciliation services	Daily
FIS Brokerage Securities Services LLC	Used by certain subadvisers for confirmation and settlement of bank loan trades.	Daily
FIS Financial Systems LLC	Used by certain subadvisers for corporate actions management. Used by certain subadvisers for COE monitoring.	Daily
Statement of Additional Information – May 1, 2026

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
FundApps Ltd.
Used by certain subadvisers for global
regulatory shareholding disclosure.
Used by certain subadvisers for the
monitoring of positions, in order to
adhere to the regulatory filing
requirements of multiple countries
including large shareholder, short sell,
sensitive industries, and takeover panel.
Used by certain subadvisers for the
monitoring of position limits on
commodities, futures, and options.
Daily
FX Connect, LLC	Used by certain subadvisers for foreign exchange derivatives reconciliation.	Daily
Glass Lewis	Used by certain subadvisers for proxy voting administration and research services.	As Needed
Global Trading Analytics, LLC	Used by certain subadvisers for transaction cost analysis and other analytics.	Daily
Gresham Technologies plc	Used by certain subadvisers for electronic reconciliations of portfolio holdings.	Daily or Monthly
GT Analytics	Used by certain subadvisers for trade execution cost analysis.	Quarterly
ICE Data Services Inc.	Used by certain subadvisers for liquidity reporting.	Daily
IHS Markit Ltd.	Used by certain subadvisers for confirmation and settlement of bank loan trades.	Daily
Institutional Shareholder Services, Inc.	Used by certain subadvisers for proxy voting administration and research services.	Daily
InvestCloud	Used by certain subadvisers for client reporting.	Daily
J.P. Morgan	Used by certain subadvisers for services and underlying infrastructure, for risk analytics functionality.	Daily
LightSpeed Data Solutions	Used by certain subadvisers for compliance and personal trade monitoring.	Daily
LiquidNet, Inc.	Used by certain subadvisers for commission tracking.	Daily
Mac Donald Information Services	Used by certain subadvisers for Anti- Money Laundering screening services	Daily
Microsoft Corporation	Used by certain subadvisers for client reporting.	Daily
MSCI Barra Inc.	Used by certain subadvisers for analytical and statistical information. Used by certain subadvisers for environmental, social and governance (ESG) and analytics information.	Daily
MyComplianceOffice Technologies, Inc.	Used by certain subadvisers for compliance and personal trade monitoring.	Daily
Nex Group plc	Used by certain subadvisers for daily reconciliations on collateral management.	Daily
Statement of Additional Information – May 1, 2026

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
Omgeo, LLC
Used by certain subadvisers for trade
monitoring, trade settlement, and for
confirming TBAs. Used by certain
subadvisers for trade execution and
SWIFT transactions. Used by certain
subadvisers for analytics. Used by
certain subadvisers for sharing of daily
trades between asset manager and
custodian.
Daily
Refinitiv	Used by certain subadvisers for analytical and statistical information.	Daily
S&P Global Market Intelligence	Used by certain subadvisers for corporate actions management.	Daily
Salesforce	Used by certain subadvisers for analytical and statistical information. Used by certain subadvisers for data to increase operational efficiencies.	Daily
SEI Investments Co.	Used by certain subadvisers for portfolio accounting systems.	Daily
Seismic	Used by certain subadvisers to create marketing material for use in client meetings	Monthly
SimCorp	Used by certain subadvisers for portfolio accounting systems.	Daily
Snowflake Inc.	Used by certain subadvisers for analytical, portfolio management and statistical information.	Daily
SS&C Technologies, Inc.	Used by certain subadvisers for portfolio accounting systems. Used by certain subadvisers for SWIFT messages from custodians to facilitate automated reconciliation.	Daily
StarCompliance LLC	Used by certain subadvisers for compliance and personal trade monitoring.	Daily
State Street Bank and Trust Company
Used by certain subadvisers for middle
office functions. Used by certain
subadvisers to process, reconcile and
report daily collateral margin
transactions with counterparties and
custodian. Used for portfolio accounting,
performance and holdings record.
Daily
State Street Corp.	Used by certain subadvisers for portfolio management. Used by certain subadvisers for order management and compliance.	Daily
SteelEye, Limited	Used by certain subadvisers to review trading activity and proactively monitor for patterns and trends related to market manipulation, improper allocations, misuse of MNPI, etc.	Daily
STP Investment Services, LLC	Used by certain subadvisers for custodian reconciliation. Used by certain subadvisers for portfolio accounting systems.	Daily
Tradeweb Markets LLC	Used by certain subadvisers for confirming TBAs, treasuries and discount notes.	Daily
Statement of Additional Information – May 1, 2026

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
TriOptima AB	Used by certain subadvisers for reconciliation services.	Daily
UnaVista Solutions	Used by certain subadvisers for MiFID II transaction reporting.	Daily
VERMEG Co.	Used by certain subadvisers for management of swap counterparty exposure.	Daily
Vermilion Software Ltd	Used by certain subadvisers for analytical and statistical information.	Monthly
Virtu Financial, Inc.	Used by certain subadvisers for transaction cost analysis and other analytics.	Daily or Monthly
In addition, for all Funds, portfolio holdings information may be provided from time to time to the Funds’ counsel, counsel to the Independent Trustees and the Funds’ independent auditors in connection with the services they provide to the Funds or the Trustees. Portfolio holdings information may also be provided to affiliates of the Investment Manager to monitor risks and various holdings limitations that must be aggregated with affiliated funds and accounts, among other purposes. The Investment Manager and any subadvisers use a variety of broker-dealers and other agents to effect securities transactions on behalf of the Funds. These broker-dealers may become aware of the Funds’ intentions, transactions and positions in performing their functions.
Additional Shareholder Servicing Payments
The Funds, along with the Transfer Agent, the Distributor and the Investment Manager, may pay significant amounts to financial intermediaries, including other Ameriprise Financial affiliates, for providing shareholder services, including the types of services that would otherwise be provided directly by a mutual fund’s transfer agent. The level of payments made to financial intermediaries may vary by financial intermediary and according to distribution channel. A number of factors may be considered in determining payments to a financial intermediary, including, without limitation, the nature of the services provided to Contract owners, Qualified Plans and other qualified institutional investors authorized by the Distributor. These services may include sub-accounting, sub-transfer agency, Contract owner or participant recordkeeping, Contract owner or participant reporting, Contract owner or participant transaction processing, maintaining Contract owner or participant records, preparing account statements and/or the provision of call center support and other customer services.
The Funds pay a service fee equal to all or a portion of the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries for services they provide to clients, customers and participants investing directly or indirectly in the Funds up to a cap approved by the Board from time to time. The service fee borne by a Fund will vary based on the terms of the service arrangement between the Transfer Agent and the Participating Insurance Companies and other financial intermediaries whose clients, customers or participants are invested directly or indirectly in the Fund. Funds that invest in other Columbia Funds will bear their own service fees as well as their proportionate share of the service fee paid by any Columbia Fund in which they invest. This service fee includes payments to the insurance companies affiliated with the Investment Manager and may also be paid to Participating Insurance Companies investing in a fund that invests in a Columbia Fund as an underlying fund. The Transfer Agent, the Distributor and/or their affiliates may pay, from its or their own resources, amounts in excess of the amount paid by the Funds to financial intermediaries in connection with the provision of these additional shareholder services and other services. Such payments may include payments to financial intermediaries that charge networking fees for certain services provided in connection with the maintenance of shareholder accounts through the NSCC.
In addition, the Transfer Agent, the Distributor and other Ameriprise Financial affiliates may make lump sum payments to selected financial intermediaries receiving shareholder servicing payments as compensation for the costs of printing literature for Contract owners or participants, account maintenance fees or fees for establishment of the Funds on the financial intermediary’s system or other similar services.
As of April 2026, the Transfer Agent and/or other Ameriprise Financial affiliates had agreed to make shareholder servicing payments with respect to the Funds to the financial intermediaries or their affiliates shown below.
Recipients of Shareholder Servicing Payments Relating to the Funds from the Transfer Agent and/or other Ameriprise Financial Affiliates
■
AIG SunAmerica Polaris VA
■
Allianz Life Insurance Company of New York
■
Allianz Life Insurance Company of North America
■
American General Life Insurance Company
Statement of Additional Information – May 1, 2026

■
American United Life Insurance Company
■
Ameritas Life Insurance Corp
■
Ameritas Life Insurance Corp of New York
■
Delaware Life Insurance Company
■
Delaware Life Insurance Co of New York
■
Empower Financial Services, Inc.
■
Equitrust Life Insurance Company
■
Farm Bureau Life Marketing Services LLC
■
First Great West Life & Annuity Company of New York
■
Genworth Life & Annuity Insurance
■
Genworth Life Insurance Company of New York
■
Independence Life & Annuity Co
■
Integrity Life Insurance Company
■
Liberty Life Assurance Company
■
Lincoln Life & Annuity Company of New York
■
Lincoln Life Insurance Company
■
Lombard International Life Assurance Company
■
Massachusetts Mutual Life Insurance Company
■
Midland National Life Insurance Company
■
Nassau Life Insurance Company
■
National Integrity Life Insurance Company
■
Nationwide Financial Services, Inc.
■
Nationwide Investment Services Corp
■
New York Life Insurance & Annuity Corporation
■
Northwestern Mutual Investment Services
■
Principal Life Insurance Company
■
Principal National Life Insurance Company
■
Protective Life Insurance
■
Prudential Annuities Life Assurance Corporation
■
RiverSource Life Insurance Company*
■
RiverSource Life Insurance Co. of New York*
■
Security Benefit Life Insurance
■
Symetra Life Insurance Company
■
The United States Life Insurance Company in the City of New York
■
TIAA-CREF
■
Transamerica Financial Life Insurance Company
■
Transamerica Life Insurance Company
■
Venerable Insurance and Annuity Co
■
Voya Insurance & Annuity Company
■
Voya Retirement Insurance & Annuity Company

*
Ameriprise Financial affiliate
The Transfer Agent, the Distributor, the Investment Manager and/or their affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.
Additional Payments to Financial Intermediaries
Financial intermediaries may receive different commissions, sales charge reallowances and other payments with respect to sales of shares of the Funds. These other payments may include shareholder servicing payments to retirement plan administrators and other institutions in amounts described above under Other Practices – Additional Shareholder Servicing Payments.
The Distributor and other Ameriprise Financial affiliates may pay additional compensation to selected financial intermediaries, including other Ameriprise Financial affiliates, under the categories described below. These categories are not mutually exclusive, and a single financial intermediary may receive payments under all categories. A financial intermediary also may receive lump sum payments described above under Other Practices – Additional Shareholder Servicing Payments. Such payments may create an incentive for a financial intermediary or its representatives to recommend or offer shares of a Fund to its customers. The amount of payments made to financial intermediaries may vary. In determining the amount of payments to be made, the Distributor and other Ameriprise Financial affiliates may consider a number of factors, including, without limitation, asset mix and length of relationship with the financial intermediary, the size of the customer/shareholder base of the financial intermediary, the manner in which customers of the financial intermediary make investments in the Funds, the nature and scope of marketing support or services provided by the financial intermediary (as described more fully below) and the costs incurred by the financial intermediary in connection with maintaining the infrastructure necessary or desirable to support investments in the Funds.
These additional payments by the Distributor and other Ameriprise Financial affiliates are made pursuant to agreements between the Distributor and other Ameriprise Financial affiliates and financial intermediaries, and do not change the price paid by investors for the purchase of a Fund share, or the amount a Fund will receive as proceeds from such sales or the distribution fees and expenses paid by the Fund as shown under the heading Fees and Expenses of the Fund in the Fund’s prospectuses.
Marketing Support Payments
The Distributor, the Investment Manager and/or their affiliates make payments, from their own resources, to certain financial intermediaries, including other Ameriprise Financial affiliates, for marketing support services relating to the Columbia Funds, including, but not limited to, business planning assistance, educating financial intermediary personnel about the Funds and shareholder financial planning needs, placement on the financial intermediary’s preferred or recommended fund list or otherwise identifying the Funds as being part of a complex to be accorded a higher degree of marketing support than complexes not making such payments, access to sales meetings, sales representatives and management representatives of the financial intermediary, client servicing and systems infrastructure support and data analytics. Not all financial intermediaries receive marketing support payments. These payments are generally based upon one or more of the following factors: average net assets
Statement of Additional Information – May 1, 2026

of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, gross sales of the Columbia Funds distributed by the Distributor attributable to that financial intermediary, compensation for ticket charges (fees that a financial intermediary firm charges its representatives for effecting transactions in Fund shares) or a negotiated lump sum payment.
While the financial arrangements may vary for each financial intermediary, the marketing support payments to each financial intermediary generally are expected to be between 0.05% and 0.40% on an annual basis for payments based on average net assets of the Funds attributable to the financial intermediary and between 0.05% and 0.25% on an annual basis for firms receiving a payment based on gross sales of the Funds attributable to the financial intermediary. The Distributor, the Investment Manager and other Ameriprise Financial affiliates make payments with respect to a Fund or the Columbia Funds in materially larger amounts or on a basis materially different from those described above when dealing with certain financial intermediaries, including Ameriprise Financial insurance company affiliates to satisfy state insurance regulatory requirements of such affiliates.
As of April 2026, the Distributor, the Investment Manager or their affiliates had agreed to make marketing support payments relating to the Funds to the following financial intermediaries or their affiliates.
Recipients of Marketing Support Payments Relating to the Funds from the Distributor and/or other Ameriprise Financial Affiliates
■
RiverSource Life Insurance Company*
■
RiverSource Life Insurance Co. of New York*

*
Ameriprise Financial affiliate
The Distributor, the Investment Manager and/or their affiliates may enter into similar arrangements with other financial intermediaries from time to time. Therefore, the preceding list is subject to change at any time without notice.
Other Payments
From time to time, the Distributor, from its own resources and not as an expense of the Fund, typically provides additional compensation to certain financial intermediaries that sell or arrange for the sale of shares of the Funds to the extent not prohibited by laws or the rules of any self-regulatory agency, such as the FINRA. Such compensation provided by the Distributor includes financial assistance to financial intermediaries that enable the Distributor to participate in and/or present at financial intermediary-sponsored conferences or seminars, sales or training programs for invited registered representatives and other financial intermediary employees, financial intermediary entertainment and other financial intermediary-sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips. The Distributor makes payments for entertainment events it deems appropriate, subject to the Distributor’s internal guidelines and applicable law. These payments may vary depending upon the nature of the event. Your financial intermediary may charge you fees or commissions in addition to those disclosed in this SAI. You should consult with your financial intermediary and review carefully any disclosure your financial intermediary provides regarding its services and compensation. Depending on the financial arrangement in place at any particular time, a financial intermediary and its financial consultants may have a financial incentive for recommending a particular fund, including the Funds, or a particular share class over other funds or share classes. See Investment Management and Other Services — Other Roles and Relationships of Ameriprise Financial and its Affiliates — Certain Conflicts of Interest for more information.
Statement of Additional Information – May 1, 2026

CAPITAL STOCK AND OTHER SECURITIES
Description of the Trusts' Shares
The Trusts may issue an unlimited number of full and fractional shares of beneficial interest of each Fund, without par value, and to divide or combine the shares of any series into a greater or lesser number of shares of that Fund without thereby changing the proportionate beneficial interests in that Fund and to divide such shares into classes. Most of the Funds are authorized to issue multiple classes of shares. Such classes are designated as Class 1, Class 2 and Class 3. A Fund offers only those classes of shares listed on the cover of its prospectuses. Each share of a class of a Fund represents an equal proportional interest in that Fund with each other share in the same class and is entitled to such distributions out of the income earned on the assets belonging to that Fund as are declared in the discretion of the Board. However, different share classes of a Fund pay different distribution amounts because each share class has different expenses. Each time a distribution is made, the net asset value per share of the share class is reduced by the amount of the distribution.
If investors other than Participating Insurance Companies, Separate Accounts, Qualified Plans or certain other eligible investors were to purchase shares in a Fund, VA contracts or VLI policies funded by that Fund could lose their favorable tax status. See “Taxation” below.
Restrictions on Holding or Disposing of Shares
There are no restrictions on the right of shareholders to retain or dispose of the Funds' shares, other than the possible future termination of the Funds or the relevant class, except that the Funds may redeem Fund shares of shareholders holding less than any minimum or more than any maximum investment from time to time established by the Board. The Funds or any class of shares of the Funds may be terminated by reorganization into another mutual fund or by liquidation and distribution of their assets.
Shareholder Liability
Each Trust is organized as a business trust under Massachusetts law. Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of each Trust. However, each Trust’s Declaration of Trust disclaims any shareholder liability for acts or obligations of the Funds and each Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by a Fund or the Trustees. The Declaration of Trust provides for indemnification out of Fund property for all loss and expense of any shareholder held personally liable for the obligations of a Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances (which are considered remote) in which a Fund would be unable to meet its obligations and the disclaimer was inoperative. The risk of a Fund incurring financial loss on account of another series of its respective Trust is also believed to be remote, because it would be limited to circumstances in which the disclaimer was inoperative and the other series of each Trust was unable to meet its obligations.
Dividend Rights
The shareholders of a Fund are entitled to receive any dividends or other distributions declared for the Fund. No shares have priority or preference over any other shares of the Funds with respect to distributions. Distributions will be made from the assets of the Funds, and will be paid pro rata to all shareholders of each Fund (or class) according to the number of shares of each Fund (or class) held by shareholders on the record date. The amount of income dividends per share may vary between separate share classes of the Funds based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.
Voting Rights and Shareholder Meetings
Shareholders have the power to vote only as expressly granted under the 1940 Act or under Massachusetts business trust law. Each whole share (or fractional share) outstanding on the record date shall be entitled to a number of votes on any matter on which it is entitled to vote equal to the net asset value of the share (or fractional share) in U.S. dollars determined at the close of business on the record date (for example, a share having a net asset value of $10.50 would be entitled to 10.5 votes).
Shareholders have no independent right to vote on any matter, including the creation, operation, dissolution or termination of the Trust. Shareholders have the right to vote on other matters only as the Board authorizes. Currently, the 1940 Act requires that shareholders have the right to vote, under certain circumstances, to: (i) elect Trustees; (ii) approve investment advisory agreements; (iii) approve a change in subclassification of a Fund; (iv) approve any change in fundamental investment policies; (v) approve a distribution plan under Rule 12b-1 under the 1940 Act; and (vi) to terminate the independent accountant. With respect to matters that affect one class but not another, shareholders vote as a class; for example, the approval of a distribution plan applicable to that class is voted on by holders of that class of shares. Subject to the foregoing, all shares of a Trust have equal voting rights and will be voted in the aggregate, and not by Fund, except where voting by Fund is required by law or where the matter involved only affects one Fund. For example, a change in a Fund’s fundamental investment policy affects only one
Statement of Additional Information – May 1, 2026

Fund and would be voted upon only by shareholders of the Fund involved. Additionally, approval of an investment advisory agreement or, if shareholder approval is required under exemptive relief, investment subadvisory agreement, since it only affects one Fund, is a matter to be determined separately by each Fund. Approval by the shareholders of one Fund is effective as to that Fund whether or not sufficient votes are received from the shareholders of the other series to approve the proposal as to those Funds. Shareholders are entitled to one vote for each whole share held and a proportional fractional vote for each fractional vote held, on matters on which they are entitled to vote. Fund shareholders do not have cumulative voting rights. The Trust is not required to hold, and has no present intention of holding, annual meetings of shareholders. Special meetings may be called for certain purposes.
Certain Participating Insurance Companies have voting rights with respect to all Fund shares held in the separate accounts where the Participating Insurance Companies set aside and invest the assets of certain of their VA contracts or VLI policies. To the extent a matter is to be voted upon by Fund shareholders and to the extent required by federal securities laws or regulations, it is expected that the Participating Insurance Companies will: (i) notify each VA contract owner and VLI policy holder (each an “Owner” and collectively, the “Owners”) of the shareholder meeting if shares held for that Owner’s contract or policy may be voted; (ii) send proxy materials and a form of instructions that each Owner can use to tell its Participating Insurance Company how to vote the Fund shares held for such contract or policy; (iii) arrange for the handling and tallying of proxies received from the Owners; (iv) vote all Fund shares attributable to each Owner’s contract or policy according to instructions received from such Owner; and (v) vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.
For further discussion of the rights of Owners and Qualified Plan participants concerning the voting of shares, please see your annuity or life insurance contract prospectus or Qualified Plan disclosure documents, as applicable.
Liquidation Rights
In the event of the liquidation or dissolution of the Trust or a Fund, all shares have equal rights and shareholders of a Fund are entitled to a proportionate share of the assets of the Fund that are available for distribution and to a distribution of any general assets not attributable to a particular Fund that are available for distribution in such manner and on such basis as the Board may determine.
Preemptive Rights
There are no preemptive rights associated with Fund shares.
Conversion Rights
Conversion features and exchange privileges, if applicable, are described in the Funds’ prospectuses.
Redemptions
Each Fund’s dividend, distribution and redemption policies can be found in its prospectuses. However, the Board may suspend the right of shareholders to sell shares when permitted or required to do so by law or compel sales of shares in certain cases.
Sinking Fund Provisions
Each Trust has no sinking fund provisions.
Calls or Assessment
All Fund shares are issued in uncertificated form only and when issued will be fully paid and non-assessable by its Trust.
Conduct of the Trusts' Business
Forum Selection. Each Trust’s Bylaws provide that the sole and exclusive forums for any shareholder (including a beneficial owner of shares) to bring (i) any action or proceeding brought on behalf of the Trust, (ii) any action asserting a claim for breach of a fiduciary duty owed by any Trustee, officer or employee, if any, of the Trust to the Trust or the Trust’s shareholders, (iii) any action asserting a claim against the Trust or any of its Trustees, officers or employees arising pursuant to any provision of the statutory or common law of the Commonwealth of Massachusetts or any federal securities law, in each case as amended from time to time, or the Trust’s Declaration of Trust or Bylaws, or (iv) any action asserting a claim governed by the internal affairs doctrine shall be within the federal or state courts in the Commonwealth of Massachusetts.
This forum selection provision may limit a shareholder’s ability to bring a claim in a judicial forum that the shareholder finds favorable for disputes with a Trust and/or any of its Trustees, officers, employees or service providers. If a court were to find the forum selection provision contained in the Bylaws to be inapplicable or unenforceable in an action, the Trust may incur additional costs associated with resolving such action in other jurisdictions.
Statement of Additional Information – May 1, 2026

Derivative and Direct Claims of Shareholders. Each Trust’s Bylaws and Declaration of Trust contain provisions regarding derivative and direct claims of shareholders. As used in the Bylaws, a “direct” shareholder claim refers to (i) a claim based upon alleged violations of a shareholder’s individual rights independent of any harm to the Trust, including a shareholder’s voting rights under the Bylaws; rights to receive a dividend payment as may be declared from time to time; rights to inspect books and records; or other similar rights personal to the shareholder and independent of any harm to the Trust; and (ii) a claim for which a direct shareholder action is provided under the U.S. federal securities laws such as, for example, a claim under Section 36(b) of the 1940 Act. Any other claim asserted by a shareholder, including without limitation any claims purporting to be brought on behalf of the Trust or involving any alleged harm to the Trust, is considered a “derivative” claim as used in the Bylaws.
A shareholder may not bring or maintain any court action or other proceeding asserting a derivative claim or any claim asserted on behalf of the Trust or involving any alleged harm to the Trust without first making demand on the Trustees requesting the Trustees to bring or maintain such action, proceeding or claim. Such demand shall not be excused under any circumstances, including claims of alleged interest on the part of the Trustees, unless the shareholder makes a specific showing that irreparable nonmonetary injury to the Trust would otherwise result.
A shareholder may not bring or maintain a court action or other proceeding asserting a direct claim against the Trust, the Trustees, or officers predicated upon an express or implied right of action under the Declaration of Trust or U.S. federal securities laws (excepting direct shareholder actions expressly provided by U.S. federal securities laws), unless the shareholder has obtained authorization from the Trustees to bring the action. The requirement of authorization shall not be excused under any circumstances, including claims of alleged interest on the part of the Trustees.
The Trustees of each Trust shall consider any such derivative demand or request within 90 days of its receipt by the Trust or inform claimants within such time that further review and consideration is required, in which case the Trustees shall have an additional 120 days to respond. In their sole discretion, the Trustees may submit the matter to a vote of shareholders of the Trust or of any series or class of shares, as appropriate. Any decision by the Trustees to settle or to authorize (or not to settle or to authorize) such derivative court action, proceeding or claim, or to submit the matter to a vote of shareholders, shall be binding upon the shareholder seeking authorization.
Any person purchasing or otherwise holding any interest in shares of beneficial interest of the Trust will be deemed to have notice of and consented to the foregoing provisions. These provisions may limit a shareholder’s ability to bring a claim against the Trustees, officers or other employees of the Trust and/or its service providers.
Statement of Additional Information – May 1, 2026

Purchase, Redemption and Pricing of Shares
Purchase and Redemption
An investor may buy, sell and transfer shares in the Funds utilizing the methods, and subject to the restrictions, described in the Funds’ prospectuses. The following information supplements information in the Funds’ prospectuses.
Fund shares are made available to serve as the underlying investment vehicles for VA contract and VLI policy separate accounts issued by Participating Insurance Companies, for Qualified Plans and for certain other eligible investors. Shares of the Funds are sold at net asset value without the imposition of a sales charge. The separate accounts of the Participating Insurance Companies or Qualified Plan sponsor place orders to purchase and redeem shares of the Funds based on, among other things, the amount of premium payments to be invested and the amount of surrender and transfer requests to be effected on that day pursuant to the contracts. In addition, in no instance will the Funds be made available to life insurance separate accounts without the Trusts having received any necessary SEC consents or approvals. It is conceivable that in the future it may be disadvantageous for VA contract separate accounts and VLI policy separate accounts to invest in the Funds simultaneously. Although the Trusts and the Funds do not currently foresee any such disadvantages either to VA contract owners or VLI policy owners, the Trusts' Board intends to monitor events in order to identify any material conflicts between such VA contract owners and VLI policy owners and to determine what action, if any, should be taken in response thereto. If the Board were to conclude that separate funds should be established for VLI policy and VA contract separate accounts, the VLI policy and VA contract owners would not bear any expenses attendant to the establishment of such separate funds.
Purchases and redemptions of shares of the Funds may be effected on a Business Day. Each Trust and the Distributor reserve the right to reject any purchase or redemption order. The issuance of shares is recorded on the books of the Trust, and share certificates are not issued. Purchase orders for shares in the Funds that are received by the Distributor or by the Transfer Agent before the end of the Business Day (typically 4:00 p.m., Eastern time) are priced according to the net asset value determined on that day but are not executed until 4:00 p.m., Eastern time, on the Business Day on which immediately available funds in payment of the purchase price are received by the Fund’s Custodian. Redemption orders for sales of Fund shares received in good form (as defined in the Fund's prospectus) by the Distributor or by the Transfer Agent before the end of the Business Day are priced according to the net asset value determined on that day. The Business Day that applies to your purchase or redemption order is also called the trade date.
Redemption proceeds are normally remitted in Federal funds wired to the redeeming Participating Insurance Company or Qualified Plan sponsor within two Business Days following receipt of the order. It is the responsibility of the Distributor to transmit orders it receives to the Trusts. No charge for wiring redemption payments is imposed by the Trusts. Redemption orders are effected at the net asset value per share next determined after acceptance of the order by the Transfer Agent.
Should a Fund stop selling shares, the Board may make a deduction from the value of the assets held by the Fund to cover the cost of future liquidations of the assets so as to distribute these costs fairly among all shareholders.
The Trusts also may make payment for sales in readily marketable securities or other property if it is appropriate to do so in light of the Trust’s responsibilities under the 1940 Act.
Under the 1940 Act, the Funds may suspend the right of redemption or postpone the date of payment for shares during any period when (i) trading on the NYSE is restricted by applicable rules and regulations of the SEC; (ii) the NYSE is closed for other than customary weekend and holiday closings; (iii) the SEC has by order permitted such suspension; (iv) an emergency exists as determined by the SEC. (The Funds may also suspend or postpone the recordation of the transfer of their shares upon the occurrence of any of the foregoing conditions).
The Trusts have elected to be governed by Rule 18f-1 under the 1940 Act, as a result of which each Fund is obligated to redeem shares, subject to the exceptions listed above, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of each Fund at the beginning of the period. Although redemptions in excess of this limitation would normally be paid in cash, the Fund reserves the right to make these payments in whole or in part in securities or other assets in case of an emergency, or if the payment of a redemption in cash would be detrimental to the existing shareholders of the Fund as determined by the Board. In these circumstances, the securities distributed would be valued as set forth in this SAI. Should a Fund distribute securities, a shareholder may incur brokerage fees or other transaction costs in converting the securities to cash.
The timing and magnitude of cash inflows from investors buying Fund shares could prevent a Fund from always being fully invested. Conversely, the timing and magnitude of cash outflows to investors redeeming Fund shares could require large ready reserves of uninvested cash to meet shareholder redemptions. Either situation could adversely impact a Fund’s performance.

Anti-Money Laundering Compliance
The Funds are required to comply with various anti-money laundering laws and regulations. Consequently, the Funds may request additional required information from you to verify your identity. Your application will be rejected if it does not contain your name, social security number, date of birth and permanent street address. If at any time the Funds believe a shareholder may be involved in suspicious or unusual activity, or if certain account information matches information on government lists of suspicious persons, the Funds may choose not to establish a new account or may be required to “freeze” a shareholder’s account. The Funds also may be required to provide a governmental agency with information about transactions that have occurred in a shareholder’s account or to transfer monies received to establish a new account, transfer an existing account or transfer the proceeds of an existing account to a governmental agency. In some circumstances, the law may not permit the Funds to inform the shareholder that it has taken the actions described above.
Offering Price
The share price of each Fund is based on each Fund’s net asset value (NAV) per share, which is calculated as of the close of regular trading on the NYSE, usually at 4:00 p.m. Eastern time, on each day the Fund is open for business. If the NYSE is scheduled to close early, the NAV per share of each class of shares of each Fund shall be determined as of the time of the NYSE’s scheduled close. Each Fund will not treat an intraday unscheduled disruption in NYSE trading or intraday unscheduled closing of the NYSE as a close of regular trading on the NYSE and will price its shares as of the regularly scheduled closing time for that day (typically, 4:00 p.m. Eastern time). Notwithstanding the foregoing, the NAV of Fund shares may be determined at such other time or times (in addition to or in lieu of the time set forth above) as the Fund’s Board may approve or ratify. The Funds do not value their shares on days that the NYSE is closed. The NYSE is generally open Monday through Friday and is closed for weekends and the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Juneteenth National Independence Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
For Funds Other than Money Market Funds. The value of each Fund’s portfolio securities is determined in accordance with the Trust’s valuation procedures, which are approved by the Board. Except as described below under “Fair Valuation of Portfolio Securities,” the Fund’s portfolio securities are typically valued using the following methodologies, certain of which may represent fair values, rather than market quotations:
Equity Securities. Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks will be fair valued. Shares of other open-end investment companies (other than ETFs) are valued at the latest net asset value reported by those companies as of the valuation time.
Fixed Income Securities. Debt securities (including convertible securities) with remaining maturities in excess of 60 days are valued based on prices obtained from a pricing service. If pricing information is unavailable from a pricing service or is not believed to be reflective of market value, then a security may be valued at a bid quote from a broker-dealer, or, if a bid quote from a broker-dealer is not available, at fair value as determined by the Investment Manager. Debt securities with remaining maturities of 60 days or less are valued on the basis of amortized cost. Under this method of valuation, the security is initially valued at cost on the date of purchase or, in the case of securities purchased with more than 60 days remaining to maturity, the market value on the 61st day prior to maturity. Thereafter the fund assumes a constant proportionate amortization in value until maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. If the amortized cost value of such securities is not reflective of market value, then the valuation process for debt securities with remaining maturities in excess of 60 days will be applied. Short-term variable rate demand notes are typically valued at par value. Newly issued debt securities may be valued at purchase price for up to two days following purchase or at fair value if the purchase price is not believed to be reflective of market value.
Futures, Options and Other Derivatives. Futures and options on futures are valued based on the settlement price as determined by their principal exchange or, in the absence of settlement price, at the mean of the closing bid and ask. Listed options are valued at the mean of the closing bid and asked prices. If market quotations are not readily available, futures and options are fair valued. Customized derivative products are valued at a price provided by a pricing service or, if such a price is unavailable, a broker quote or at a price derived from an internal valuation model.
Repurchase and Reverse Repurchase Agreements. Repurchase and reverse repurchase agreements are generally valued at a price equal to the amount of cash invested in the repurchase agreement, or borrowed in the reverse repurchase agreement, respectively, at the time of valuation.
Bank Loans. Bank loans purchased in the primary market are typically valued at acquisition cost for up to two days, and are then valued using a market quotation from a pricing service or quote from a broker-dealer, or if such quotes are unavailable, fair value. Bank loans trading in the secondary market are fair valued unless readily available market quotations are available.

Private Placement Securities. Private placement securities are fair valued, typically with pricing inputs such as prices from broker-dealers or using internal analysis and any issuer-provided financial information.
Foreign Currencies. Foreign currencies, securities denominated in foreign currencies and payables/receivables denominated in foreign currencies are valued in U.S. dollars utilizing spot exchange rates at the close of regular trading on the NYSE. Forward foreign currency contracts are valued in U.S. dollars utilizing the applicable forward currency exchange rate as of the close of regular trading on the NYSE.
For Money Market Funds. In accordance with Rule 2a-7 under the 1940 Act, the securities in the portfolio of a money market fund are generally valued at amortized cost if such value is approximately the same as market value or at market value (based on market-based prices); or, if market value is not available, fair value. The amortized cost method of valuation is an approximation of market value determined by systematically increasing the carrying value of a security if acquired at a discount, or reducing the carrying value if acquired at a premium, so that the carrying value is equal to maturity value on the maturity date. Amortized cost does not take into consideration unrealized capital gains or losses.
The Board has established procedures designed to stabilize the Fund’s price per share for purposes of sales and redemptions at $1.00, to the extent that it is reasonably possible to do so. These procedures include review of the Fund’s securities by the Board, at intervals deemed appropriate by it, to determine whether the Fund’s net asset value per share computed by using available market quotations deviates from a share value of $1.00 as computed using the amortized cost method. Deviations are reported to the Board periodically and, if any such deviation exceeds 0.5%, the Board must determine what action, if any, needs to be taken. If the Board determines that a deviation exists that may result in a material dilution or other unfair results for shareholders or investors, the Board must cause the Fund to undertake such remedial action as the Board deems appropriate to eliminate or reduce to the extent reasonably practicable such dilution or unfair results.
Such action may include withholding dividends, calculating net asset value per share for purposes of sales and redemptions using available market quotations, making redemptions in kind, and/or selling securities before maturity in order to realize capital gains or losses or to shorten average portfolio maturity.
While the amortized cost method provides certainty and consistency in portfolio valuation, it may result in valuations of securities that are either somewhat higher or lower than the prices at which the securities could be sold. This means that during times of declining interest rates the yield on the Fund’s shares may be higher than if valuations of securities were made based on actual market prices and estimates of market prices. Accordingly, if using the amortized cost method were to result in a lower portfolio value, a prospective investor in the Fund would be able to obtain a somewhat higher yield than the investor would receive if portfolio valuations were based on actual market values. Existing shareholders, on the other hand, would receive a somewhat lower yield than they would otherwise receive. The opposite would happen during a period of rising interest rates.
Fair Valuation of Portfolio Securities. In the event that (i) market quotations are not readily available, such as when trading is halted or securities are not actively traded; (ii) market quotations are not reflective of market value (i.e., such prices or values are deemed unreliable in the judgment of the Investment Manager); or (iii) a significant event has been recognized in relation to a security or class of securities that is not reflected in market quotations, such as when an event impacting a foreign security occurs after the closing of the security’s foreign exchange but before the closing of the NYSE, a fair value for each such security is determined by the Investment Manager in accordance with valuation procedures approved by the Board. The fair value of a security is likely to be different from the quoted or published price and fair value determinations often require significant judgment.
In general, any relevant factors may be taken into account in determining fair value, including but not limited to the following, among others: the fundamental analytical data relating to the security; the value of other financial instruments, including derivative securities traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities traded on other markets, exchanges, or among dealers; changes in interest rates; observations from financial institutions; government actions or pronouncements; other news events; information as to any transactions or offers with respect to the security; price and extent of public trading in similar securities of the issuer or comparable companies; nature and expected duration of the event, if any, giving rise to the valuation issue; pricing history; the relative size of the position in the portfolio; internal models; and other relevant information.
With respect to securities traded on foreign markets, relevant factors may include, but not be limited to, the following: the value of foreign securities traded on other foreign markets; ADR and/or GDR trading; closed-end fund trading; foreign currency exchange activity and prices; and the trading of financial products that are tied to baskets of foreign securities, such as certain exchange-traded index funds. A systematic independent fair value pricing service assists in the fair valuation process for foreign securities in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which a Fund’s NAV is determined. Although the use of this service is intended to decrease opportunities for time zone arbitrage transactions, there can be no assurance that it will successfully decrease arbitrage opportunities.

TAXATION
The following information supplements and should be read in conjunction with the section in the Funds’ prospectuses entitled Distributions and Taxes. The prospectuses generally describe the U.S. federal income tax treatment of the Funds and their shareholders. This section of the SAI provides additional information concerning U.S. federal income taxes. It is based on the Code, applicable U.S. Treasury Regulations, judicial authority, and administrative rulings and practice, all as in effect as of the date of this SAI and all of which are subject to change, including changes with retroactive effect. The following discussion does not address any state, local or foreign tax matters. The Funds may or may not invest in all of the securities or other instruments described in this Taxation section. Please see the Funds' prospectuses for information about a Fund's investments, as well as each Fund’s semiannual and annual shareholder reports.
The following discussion is generally based on the assumption that the shares of each Fund will be respected as owned by Participating Insurance Companies through their separate accounts, Qualified Plans, and other eligible persons or plans permitted to hold shares of a Fund pursuant to the applicable Treasury Regulations without impairing the ability of the Participating Insurance Company separate accounts to satisfy the diversification requirements of Section 817(h) of the Code (Other Eligible Investors). If this is not the case and shares of a Fund held by separate accounts of Participating Insurance Companies are not respected as owned for U.S. federal income tax purposes by those separate accounts, the person(s) determined to own the Fund shares will not be eligible for tax deferral and, instead, will be taxed currently on Fund distributions and on the proceeds of any sale, transfer or redemption of Fund shares under applicable U.S. federal income tax rules that may not be discussed herein.
VP – Core Equity Fund will be treated as an entity disregarded from its owner for federal income tax purposes (a “disregarded entity”). A disregarded entity itself is not subject to U.S. federal income tax nor to any annual tax return filing requirements.
The Trusts have not requested and will not request an advance ruling from the IRS as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. In addition, the following discussion and the discussions in the prospectuses address only some of the U.S. federal income tax considerations generally affecting investments in the Funds. In particular, because Participating Insurance Company separate accounts, Qualified Plans and Other Eligible Investors will be the only shareholders of a Fund, only certain U.S. federal tax aspects of an investment in a Fund are described herein. Affiliated insurance companies include in their taxable income the net investment income derived from the investment of assets held in its subaccounts because the affiliated insurance company is considered the owner of these assets under federal income tax law. The affiliated insurance company may claim certain tax benefits associated with this investment income. These benefits, which may include foreign tax credits (which can reduce the affiliated insurance company’s U.S. taxes on foreign source income) and the corporate dividend received deduction (which is a tax deduction for the insurance company, attributable to certain dividends received from the Fund, or dividends received by the Fund if the Fund is treated as a partnership for federal income tax purposes), are not passed on to subaccount owners since the affiliated insurance company is the owner of the assets under federal tax law and is taxed on the investment income generated by the assets. Such benefits to participating insurance companies may be greater with respect to Funds that are treated as partnerships for U.S. federal income purposes as compared to Funds treated as regulated investment companies for U.S. federal income tax purposes. Holders of VA contracts and VLI policies (together, Contracts), Qualified Plan participants, or persons investing through an Other Eligible Investor are urged to consult the Participating Insurance Company, Qualified Plan, or Other Eligible Investor through which their investment is made, as well as to consult their own tax advisors and financial planners, regarding the U.S. federal tax consequences to them of an investment in a Fund, the application of state, local, or foreign laws, and the effect of any possible changes in applicable tax laws on an investment in a Fund.
Taxation – Funds Intending to Qualify as Regulated Investment Companies
The following sections apply only to the following Funds and their shareholders: VP – BlackRock Global Inflation-Linked Securities Fund, VP – CenterSquare Real Estate Fund, VP – Commodity Strategy Fund, VP – Emerging Markets Bond Fund, VP – Emerging Markets Fund, VP – Fidelity Institutional AM® Total Bond Fund, VP – Government Money Market Fund, VP – High Yield Bond Fund, VP – Income Opportunities Fund, VP – Intermediate Bond Fund, VP – Long Government/Credit Bond Fund, VP – Overseas Core Fund, VP – Partners Core Bond Fund, VP – Partners International Core Equity Fund, VP – Partners International Growth Fund, VP – Partners International Value Fund, VP – Select Corporate Income Fund, VP – Select Short Corporate Income Fund, VP – Seligman Global Technology Fund, VP – Small Cap Value Discovery Fund, VP – Small Company Growth Fund, VP – Strategic Income Fund, VP – TCW Total Return Bond Fund, and VP – U.S. Government Mortgage Fund (collectively, the RIC Funds, and, for purposes of the following sections, the Funds):
Statement of Additional Information – May 1, 2026

Qualification as a Regulated Investment Company
It is intended that each Fund qualify as a “regulated investment company” under Subchapter M of Subtitle A, Chapter 1 of the Code. Each Fund will be treated as a separate entity for U.S. federal income tax purposes. Thus, the provisions of the Code applicable to regulated investment companies generally will apply separately to each Fund, even though each Fund is a series of a Trust. Furthermore, each Fund will separately determine its income, gains, losses, and expenses for U.S. federal income tax purposes.
In order to qualify for the special tax treatment accorded regulated investment companies and their shareholders under the Code, each Fund must, among other things, derive at least 90% of its gross income each taxable year generally from (i) dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income attributable to its business of investing in such stock, securities or foreign currencies (including, but not limited to, gains from options, futures or forward contracts) and (ii) net income derived from an interest in a qualified publicly traded partnership, as defined below. In general, for purposes of this 90% gross income requirement, income derived from a partnership (other than a qualified publicly traded partnership) will be treated as qualifying income only to the extent such income is attributable to items of income of the partnership which would be qualifying income if realized directly by the regulated investment company. However, 100% of the net income derived from an interest in a qualified publicly traded partnership (generally, defined as a partnership (x) the interests in which are traded on an established securities market or readily tradable on a secondary market or the substantial equivalent thereof, and (y) that derives less than 90% of its gross income from the qualifying income described in clause (i) above) will be treated as qualifying income. In general, such entities will be treated as partnerships for U.S. federal income tax purposes if they meet the passive income requirement under Section 7704(c)(2) of the Code. Certain of a Fund’s investments in master limited partnerships (MLPs) and exchange-traded funds (ETFs), if any, may qualify as interests in qualified publicly traded partnerships. In addition, although in general the passive loss rules do not apply to a regulated investment company, such rules do apply to a regulated investment company with respect to items attributable to an interest in a qualified publicly traded partnership.
Each Fund must also diversify its holdings so that, at the end of each quarter of the Fund’s taxable year: (i) at least 50% of the fair market value of its total assets consists of (A) cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies, and (B) other securities, of any one issuer (other than those described in clause (A)) to the extent such securities do not exceed 5% of the value of the Fund’s total assets and are not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of the Fund’s total assets is invested in, including through corporations in which the Fund owns a 20% or more voting stock interest, the securities of any one issuer (other than those described in clause (i)(A)), the securities (other than securities of other regulated investment companies) of two or more issuers the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.
In addition, for purposes of meeting this diversification requirement, the term “outstanding voting securities of such issuer” includes the equity securities of a qualified publicly traded partnership and in the case of a Fund’s investments in loan participations, the Fund shall treat both the financial intermediary and the issuer of the underlying loan as an issuer. The qualifying income and diversification requirements described above may limit the extent to which a Fund can engage in certain derivative transactions, as well as the extent to which it can invest in MLPs and certain commodity-linked ETFs.
In addition, each Fund generally must distribute to its shareholders at least 90% of its investment company taxable income for the taxable year, which generally includes its ordinary income and the excess of any net short-term capital gain over net long-term capital loss, and at least 90% of its net tax-exempt interest income (if any) for the taxable year.
If a Fund qualifies as a regulated investment company that is accorded special tax treatment, it generally will not be subject to U.S. federal income tax on any of the investment company taxable income and net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. Each Fund generally intends to distribute, at least annually, substantially all of its investment company taxable income (computed without regard to the dividends-paid deduction) and its net capital gain. However, no assurance can be given that a Fund will not be subject to U.S. federal income taxation. Any investment company taxable income or net capital gain retained by a Fund will be subject to tax at the corporate rate.
In determining its net capital gain, including in connection with determining the amount available to support a capital gain dividend, its taxable income, and its earnings and profits, a regulated investment company generally may elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to such portion of the taxable year) or late-year ordinary loss (generally, its net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion of the taxable year after October 31) as if incurred in the succeeding taxable year.
Statement of Additional Information – May 1, 2026

In order to comply with the distribution requirements described above, a Fund generally must make the distributions in the same taxable year that it realizes the income and gain, although in certain circumstances, a Fund may make the distributions in the following taxable year in respect of income and gains from the prior taxable year. If a Fund declares a distribution to shareholders of record in October, November or December of one calendar year and pays the distribution in January of the following calendar year, the Fund and its shareholders will be treated as if the Fund paid the distribution on December 31 of the prior year.
If a Fund were to fail to meet the income, diversification or distribution tests described above, the Fund could in some cases cure such failure including by paying a fund-level tax or paying interest, making additional distributions, or disposing of certain assets. If the Fund were ineligible to or otherwise did not cure such failure for any year, or were otherwise to fail to qualify and be eligible for treatment as a regulated investment company accorded special tax treatment under the Code for such year, (i) it would be taxed in the same manner as an ordinary corporation without any deduction for its distributions to shareholders, and (ii) each Participating Insurance Company separate account invested in the Fund would fail to satisfy the separate diversification requirements described below (See Taxation – Special Tax Considerations for Separate Accounts of Participating Insurance Companies), with the result that the Contracts supported by that account would no longer be eligible for tax deferral. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company.
Excise Tax
Amounts not distributed on a timely basis by regulated investment companies in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax at the Fund level. This excise tax, however, is generally inapplicable to any regulated investment company whose sole shareholders are separate accounts of insurance companies funding Contracts, Qualified Plans, Other Eligible Investors, or other regulated investment companies that are also exempt from the excise tax. If a Fund is subject to the excise tax requirements and the Fund fails to distribute by December 31 of each calendar year at least the sum of 98% of its ordinary income for that year (excluding capital gains and losses) and 98.2% of its capital gain net income (adjusted for net ordinary losses) for the one-year period ending on October 31 of that year (or November 30 or December 31 of that year if the Fund is eligible to elect and so elects), and any of its ordinary income and capital gain net income from previous years that were not distributed during such years, the Fund will be subject to the excise tax. For these purposes, ordinary gains and losses from the sale, exchange, or other taxable disposition of property that would be taken properly into account after October 31 of a calendar year (or November 30 if the Fund makes the election described above) are generally treated as arising on January 1 of the following calendar year; in the case of a Fund with a December 31 year end that makes the election described above, no such gains or losses will be so treated. For purposes of the excise tax, a Fund will be treated as having distributed any amount on which it has been subject to corporate income tax in the taxable year ending within the calendar year. Each Fund generally intends to actually distribute or be deemed to have distributed substantially all of its ordinary income and capital gain net income, if any, by the end of each calendar year and, thus, expects not to be subject to the excise tax. However, no assurance can be given that a Fund will not be subject to the excise tax.
Capital Loss Carryovers
Capital losses in excess of capital gains (net capital losses) are not permitted to be deducted against a Fund’s net investment income. Instead, potentially subject to certain limitations, a Fund is able to carry forward a net capital loss from any taxable year to offset its capital gains, if any, realized during a subsequent taxable year.
Capital loss carry forwards are reduced to the extent they offset current-year net realized capital gains, whether the Fund retains or distributes such gains. A Fund may carry net capital losses forward to one or more subsequent taxable years without expiration; any such carryover losses will retain their character as short-term or long-term. The Fund must apply such carryforwards first against gains of the same character.
Capital gains that are offset by carried forward capital losses are not subject to fund-level U.S. federal income taxation, regardless of whether they are distributed to shareholders. Accordingly, the Funds do not expect to distribute any capital gains so offset. The Funds cannot carry back or carry forward any net operating losses (defined as deductions and ordinary losses in excess of ordinary income).
Statement of Additional Information – May 1, 2026

The total capital loss carryovers below include post-October capital losses, if applicable.
Fund	Total Capital Loss Carryovers	Amount not Expiring
		Short-term	Long-term
For Funds with fiscal period ending December 31
VP – Acorn Fund	$23,496,300	$19,472,605	$4,023,695
VP – Acorn International Fund	$1,250,018	$1,250,018	$0
VP – BlackRock Global Inflation-Linked Securities Fund	$13,597,342	$7,410,726	$6,186,616
VP – Commodity Strategy Fund	$193,854	$8,264	$185,590
VP – Emerging Markets Bond Fund	$82,314,187	$14,129,490	$68,184,697
VP – Fidelity Institutional AM® Total Bond Fund	$455,773,390	$202,572,760	$253,200,630
VP – High Yield Bond Fund	$19,999,956	$2,908,530	$17,091,426
VP – Income Opportunities Fund	$9,766,230	$1,035,354	$8,730,876
VP – Intermediate Bond Fund	$587,404,612	$205,315,780	$382,088,832
VP – Long Government/Credit Bond Fund	$518,328,681	$96,959,618	$421,369,063
VP – Partners Core Bond Fund	$680,018,798	$216,243,336	$463,775,462
VP – Select Corporate Income Fund	$1,818,723	$0	$1,818,723
VP – Select Short Corporate Income Fund	$54,888,253	$9,336,285	$45,551,968
VP – Strategic Income Fund	$13,420,513	$1,212,333	$12,208,180
VP – TCW Total Return Bond Fund	$508,650,183	$301,533,217	$207,116,966
VP – U.S. Government Mortgage Fund	$66,524,790	$25,762,655	$40,762,135
Taxation of Fund Investments
If a Fund invests in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default, special tax issues may exist for the Fund. Tax rules are not entirely clear about issues such as: (1) whether a Fund should recognize market discount on a debt obligation and, if so, (2) the amount of market discount the Fund should recognize, (3) when a Fund may cease to accrue interest, original issue discount or market discount, (4) when and to what extent deductions may be taken for bad debts or worthless securities and (5) how payments received on obligations in default should be allocated between principal and income. These and other related issues will be addressed by a Fund when, as and if it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status and eligibility for treatment as a regulated investment company and does not become subject to U.S. federal income or excise tax.
Foreign exchange gains and losses realized by a Fund in connection with certain transactions involving foreign currency-denominated debt securities, certain options, futures contracts, forward contracts and similar instruments relating to foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code. Under future U.S. Treasury Regulations, any such transactions that are not directly related to a Fund’s investments in stock or securities (or its options contracts or futures contracts with respect to stock or securities) may have to be limited in order to enable the Fund to satisfy the 90% gross income requirement described above. If the net foreign exchange loss exceeds a Fund’s net investment company taxable income (computed without regard to such loss) for a taxable year, the resulting ordinary loss for such year will not be available as a carryover and thus cannot be deducted by the Fund in future years.
A Fund’s transactions in securities and certain types of derivatives (e.g., options, futures contracts, forward contracts and swap agreements), as well as any of its hedging, short sale, securities loan or similar transactions may be subject to special tax rules, such as the notional principal contract, straddle, constructive sale, wash-sale, mark-to-market, or short-sale rules. Rules governing the U.S. federal income tax aspects of certain of these transactions, including certain commodity-linked investments, are in a developing stage and are not entirely clear in certain respects. Accordingly, while each Fund intends to account for such transactions in a manner it deems to be appropriate, an adverse determination or future guidance by the IRS with respect to these rules (which determination or guidance could be retroactive) may affect whether a Fund has made sufficient distributions, and otherwise satisfied the relevant requirements to maintain its qualification as a regulated investment company and avoid fund-level tax. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in certain derivatives or commodity-linked transactions.
If a Fund receives a payment in lieu of dividends (a substitute payment) with respect to securities on loan pursuant to a securities lending transaction, such income will not be eligible for the dividends-received deduction for corporate shareholders. A dividends-received deduction is a deduction that may be available to corporate shareholders, subject to limitations and other
Statement of Additional Information – May 1, 2026

rules, on Fund distributions attributable to dividends received by the Fund from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such a deduction. For eligible corporate shareholders, the dividends received deduction may be subject to certain reductions, and a distribution by a Fund attributable to dividends of a domestic corporation will be eligible for the deduction only if certain holding period and other requirements are met. A Fund's positions in certain equity-linked derivatives will potentially limit the Fund's holding period in an equity security to which such derivative relates for purposes of determining whether a dividend on the equity security is eligible for the dividends-received deduction. A Fund's positions in equity-linked derivatives will therefore potentially limit the portion of Fund distributions that are eligible for the dividends-received deduction. These requirements are complex; therefore, corporate shareholders of the Funds are urged to consult their own tax advisors and financial planners. Similar consequences may apply to repurchase and other derivative transactions. The Funds do not expect that distributions from any Subsidiary will be eligible for the dividends-received deduction.
Income, proceeds and gains received by a Fund from sources within foreign countries (e.g., dividends or interest paid on foreign securities) may be subject to withholding and other taxes imposed by such countries; such taxes would reduce the Fund’s return on those investments. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. If a taxpayer claims a foreign tax credit and the tax is later refunded, the taxpayer generally must notify the IRS of such refunded foreign tax. The application of this rule to a Fund that has elected to pass through foreign tax credits to shareholders is not entirely clear. If a Fund receives a refund of foreign taxes withheld in a prior year, the Fund may file amended income tax returns for the year or years in which such tax was paid, or otherwise notify the IRS of the refunded tax, or, if eligible, the Fund may request an IRS closing agreement with respect to the refund, as described in Section 5 of Notice 2016-10 (or subsequently issued regulations). If the Fund files an amended tax return, or notifies the IRS of a foreign tax redetermination with respect to a prior tax year, Fund shareholders that previously claimed foreign tax credits or deductions with respect to such foreign taxes withheld and subsequently refunded may need to file amended tax returns for the taxable year or years in which the shareholder claimed such foreign tax credits or deductions. Certain Funds have received refunds of foreign taxes withheld in prior years, and have notified the IRS of such refunds in compliance with the foreign tax redetermination regulations. The Funds will notify shareholders of such foreign tax redetermination by notation in the Fund’s annual statement for the year in which such refund was received, and by posting information about such refunds on the Tax Center page of columbiathreadneedleus.com.
A Fund may invest directly or indirectly in residual interests in real estate mortgage investment conduits (REMICs) or equity interests in taxable mortgage pools (TMPs). Under an IRS notice and U.S. Treasury Regulations that have yet to be issued but may apply retroactively, a portion of a Fund’s income (including income allocated to the Fund from a pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a regulated investment company, such as a Fund, will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related interest directly.
In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (UBTI) to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or certain other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax, and (iv) in the case of a Participating Insurance Company separate account supporting a Contract, cannot be offset by an adjustment to the reserves and thus is currently taxed notwithstanding the more general tax deferral available to Participating Insurance Company separate accounts funding Contracts.
Income of a Fund that would be UBTI if earned directly by a tax-exempt entity will not generally be attributed as UBTI to a tax-exempt shareholder of the Fund. Notwithstanding this “blocking” effect, a tax-exempt shareholder could realize UBTI by virtue of its investment in the Fund if shares in the Fund constitute debt-financed property in the hands of the tax-exempt shareholder within the meaning of Section 514(b) of the Code. For tax years beginning after 2017, entities subject to UBTI are required to calculate UBTI separately for each unrelated trade or business, which may limit their ability to offset gains and losses from multiple unrelated trades or businesses. Each Fund currently does not expect to leverage its investments.
As noted above, certain of the ETFs and MLPs in which a Fund may invest qualify as qualified publicly traded partnerships. In such cases, the net income derived from such investments will constitute qualifying income for purposes of the 90% gross income requirement described earlier for qualification as a regulated investment company. If such a vehicle were to fail to qualify as a qualified publicly traded partnership in a particular year, depending on the alternative treatment, either a portion of its gross income could constitute non-qualifying income for purposes of the 90% gross income requirement, or all of its income could be subject to corporate tax, thereby potentially reducing the portion of any distribution treated as a dividend, and more
Statement of Additional Information – May 1, 2026

generally, the value of the Fund's investment therein. In addition, as described above, the diversification requirement for regulated investment company qualification will limit a Fund’s investments in one or more vehicles that are qualified publicly traded partnerships to 25% of the Fund’s total assets as of the end of each quarter of the Fund’s taxable year.
“Passive foreign investment companies” (PFICs) are generally defined as foreign corporations where at least 75% of their gross income for their taxable year is income from passive sources (such as certain interest, dividends, rents and royalties, or capital gains) or at least 50% of their assets on average produce or are held for the production of such passive income. If a Fund acquires any equity interest in a PFIC, the Fund could be subject to U.S. federal income tax and interest charges on “excess distributions” received from the PFIC or on gain from the sale of such equity interest in the PFIC, even if all income or gain actually received by the Fund is timely distributed to its shareholders.
Elections may be available that would ameliorate these adverse tax consequences, but such elections would require a Fund to include its share of the PFIC’s income and net capital gains annually, regardless of whether it receives any distribution from the PFIC (in the case of a “QEF election”), or to mark the gains (and to a limited extent losses) in its interests in the PFIC “to the market” as though the Fund had sold and repurchased such interests on the last day of the Fund’s taxable year, treating such gains and losses as ordinary income and loss (in the case of a “mark-to-market election”). Each Fund may attempt to limit and/or manage its holdings in PFICs to minimize tax liability and/or maximize returns from these investments but there can be no assurance that it will be able to do so. Moreover, because it is not always possible to identify a PFIC, a Fund may incur the tax and interest charges described above in some instances.
A Fund may invest in co-investment funds and other investment vehicles that are classified as partnerships for U.S. federal income tax purposes (each, an Investment Fund). An entity that is classified as a partnership, rather than an association or publicly traded partnership taxable as a corporation, is not itself subject to federal income tax. Instead, each partner of the partnership must take into account its distributive share of the partnership’s income, gains, losses, deductions and credits (including all such items allocable to that partnership from investments in other partnerships) for each taxable year of the partnership ending with or within the partner’s taxable year, without regard to whether such partner has received or will receive corresponding cash distributions from the partnership. Accordingly, a Fund may be required to recognize items of taxable income and gain from an Investment Fund prior to the time that the Fund receives corresponding cash distributions from the Investment Fund. In such case, the Fund might have to borrow money or dispose of investments, including interests in other Investment Funds, even when it is disadvantageous to do so, in order for the Fund to make the distributions required in order to maintain its status as a RIC and to avoid the imposition of a federal income or excise tax.
In addition, the character of a partner’s distributive share of items of partnership income, gain and loss generally will be determined as if the partner had realized such items directly. Investments classified as partnerships for U.S. federal income tax purposes may therefore generate income allocable to a Fund that is not qualifying income for purposes of the 90% gross income requirement described above. In order to meet the 90% gross income requirement, a Fund may structure its investments in a way potentially increasing the taxes imposed thereon or in respect thereof.
Please refer to the Taxation – The Subsidiary section for further information about certain tax considerations relating to VP – Commodity Strategy Fund’s investment in the Subsidiary.
Tax Shelter Reporting Regulations
Under U.S. Treasury Regulations, if a shareholder recognizes a loss of at least $2 million in any single taxable year or $4 million in any combination of taxable years for an individual shareholder or $10 million in any single taxable year or $20 million in any combination of taxable years for a corporate shareholder, including a Participating Insurance Company holding separate accounts, the shareholder must file with the IRS a disclosure statement on IRS Form 8886. Direct holders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company, such as Participating Insurance Companies that own shares in a Fund through their separate accounts, are not excepted. Future guidance may extend the current exception from this reporting requirement to shareholders of most or all regulated investment companies. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult with their tax advisors to determine the applicability of these regulations in light of their individual circumstances.
Taxation – Funds Expecting to Be Treated as Partnerships
The following sections apply only to the following Funds and their shareholders: VP – Aggressive Portfolio, VP – Balanced Fund, VP – Conservative Portfolio, VP – Contrarian Core Fund, VP – Cornerstone Equity Fund, VP – Cornerstone Growth Fund, VP – Disciplined Core Fund, VP – Dividend Opportunity Fund, VP – Large Cap Index Fund, VP – Managed Volatility Funds, VP – Moderately Aggressive Portfolio, VP – Moderately Conservative Portfolio, VP – Moderate Portfolio, VP – Partners Core Equity Fund, VP – Partners Small Cap Growth Fund, VP – Partners Small Cap Value Fund, VP – Principal Large Cap Growth Fund, VP – Select Large Cap Value Fund, VP – Select Mid Cap Growth Fund, VP – Select Mid Cap Value Fund, VP – Select
Statement of Additional Information – May 1, 2026

Small Cap Value Fund, VP – T. Rowe Price Large Cap Value Fund, VP – Victory Sycamore Established Value Fund, VP – Wellington Large Cap Value Fund, VP – Westfield Mid Cap Growth Fund and VP – Westfield Select Large Cap Growth Fund (collectively, the Partnership Funds, and, for purposes of the following sections, the Funds):
Fund Status
For U.S. federal income tax purposes, each Fund expects to be treated as a partnership and not as an association taxable as a corporation, and does not expect to be a “publicly traded partnership” as defined in Section 7704 of the Code. Each Fund considers itself to be a separate entity for U.S. federal income tax purposes. Thus, each Fund and its shareholders should not be required to take into account the assets, operations, or shareholders of other series of the Trusts for U.S. federal income tax purposes (e.g., for purposes of determining possible characterization as a publicly traded partnership). If a Fund were determined to be a publicly traded partnership taxable as a corporation, (i) it generally would be subject to tax at the Fund level on its earnings and profits at regular corporate income tax rates, and (ii) each Participating Insurance Company separate account invested in the Fund would fail to satisfy the separate diversification requirements described below (See Taxation – Special Tax Considerations for Separate Accounts of Participating Insurance Companies), with the result that the Contracts supported by that account would no longer be eligible for tax deferral.
As a partnership, unlike funds that intend to be treated as regulated investment companies for U.S. federal income tax purposes, a Fund is not required to meet any specific qualifying income, diversification or distribution requirements, although to the extent regulated investment companies invest in a Fund such requirements will be taken into account by the Fund. In addition, as a partnership, a Fund is not itself subject to U.S. federal income tax (with the potential exception of tax assessed against a Fund during an IRS examination of a Fund’s income tax return, as described below). Instead, each shareholder will be required to take into account for U.S. federal income tax purposes its allocable share of a Fund’s income, gains, losses, deductions, credits, and other tax items, without regard to whether such shareholder has received or will receive corresponding distributions from the Fund. Allocations of these tax items, for U.S. federal income tax purposes, generally will be made in accordance with the economics of the Funds. Such items, when allocated to a shareholder, will generally retain their character as qualifying for particular tax treatment (e.g., eligibility for dividends-received deduction) when received by a taxable shareholder such as a Participating Insurance Company; this “pass-through” of tax characteristics will generally not affect holders of Contracts funded by a Fund or participants in Qualified Plans investing in a Fund.
If the IRS examines a Fund’s federal income tax return for any tax year beginning after 2017, the examination will be conducted under the centralized partnership audit regime (CPAR), unless the Fund is eligible to elect out of the CPAR (the opt-out election), and so elects. The Fund is directly liable for any tax deficiency and penalties assessed in a CPAR examination, unless the partnership representative for the Fund elects to “push-out” partnership-level tax adjustments to the partners. For purposes of the CPAR, each Fund intends to designate Columbia Management Investment Advisers, LLC (CMIA) as partnership representative, and in such capacity, CMIA has sole authority to act on behalf of the Fund, including the authority to opt-out of the CPAR, or push-out any CPAR adjustments.
Taxation of Fund Investments
Any investment by a Fund in foreign securities may subject the Fund and/or its shareholders (whether or not shareholders receive any distributions with respect to such investments), directly or indirectly, to taxation, including withholding or other taxes on dividends, interest, or capital gains, and/or tax filing obligations in foreign jurisdictions. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. In certain countries, the Fund may incur a higher rate of tax on dividends than it would have incurred if the Fund had been treated as a regulated investment company for U.S. federal income tax purposes. A Fund and/or its shareholders may otherwise be subject to foreign taxation on repatriation proceeds generated from those securities or to other transaction-based foreign taxes on those securities.
A Fund may invest directly or indirectly in residual interests in REMICs or equity interests in TMPs. Under an IRS notice and U.S. Treasury regulations that have not yet been issued, but which may apply retroactively, a portion of a Fund’s income (including income allocated to a Fund from a pass-through entity) that is attributable to a residual interest in a REMIC or an equity interest in a TMP (referred to in the Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. This notice also provides, and the regulations are expected to provide, that excess inclusion income of a partnership, such as a Fund, will be allocated to shareholders of the partnership consistent with their allocation of other items of income, with the same consequences as if the shareholders held the related interest directly.
In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute UBTI to entities (including a Qualified Plan, an individual retirement account, a 401(k) plan, a Keogh plan, or certain other tax-exempt entities) subject to tax on UBTI, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, (iii) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal
Statement of Additional Information – May 1, 2026

withholding tax, and (iv) in the case of a Participating Insurance Company separate account supporting a Contract, cannot be offset by an adjustment to the reserves and thus is currently taxed notwithstanding the more general tax deferral available to Participating Insurance Company separate accounts funding Contracts.
In addition, to the extent that a shareholder has borrowed to finance shares of a Fund or a Fund holds property that constitutes debt-financed property (e.g., securities purchased on margin), income attributable to such property allocated to a shareholder that is an exempt organization may constitute UBTI. Certain of a Fund’s other investments or activities may also generate UBTI. Furthermore, the IRS may take the position that certain of a Fund’s investments in derivative instruments should be reclassified in a manner that gives rise to UBTI. In addition, reverse repurchase agreements may, under certain conditions, be characterized as secured loans, the proceeds of which could be used to acquire assets that would, therefore, give rise to debt-financed income. If a Fund generates UBTI, a tax-exempt shareholder in the Fund generally would be required to file a tax return and could incur tax liability on such shareholder’s allocable share of that UBTI. For tax years beginning after 2017, entities subject to UBTI are required to calculate UBTI separately for each unrelated trade or business, which may limit their ability to offset gains and losses from multiple unrelated trades or businesses. Each Fund currently does not expect to leverage its investments.
Qualified Plans and other tax-exempt shareholders should consult their own tax advisors concerning the possible effects of UBTI on their own tax situation as well as the general tax implications of an investment in a Fund.
U.S. Tax Shelter Rules
A Fund may engage in transactions or make investments that would subject the Fund, its shareholders, and/or its “material advisors,” as defined in Treas. Reg. Sec. 301.6112-1(c)(1), to special rules requiring such transactions or investments by the Fund or investments in the Fund to be reported and/or otherwise disclosed to the IRS, including to the IRS’s Office of Tax Shelter Analysis (the Tax Shelter Rules). A transaction may be subject to reporting or disclosure if it is described in any of several categories of “reportable transactions”, which include, among others, transactions that result in the incurrence of a loss or losses exceeding certain thresholds or that are offered under conditions of confidentiality. Although each Fund does not expect to engage in transactions solely or principally for the purpose of achieving a particular tax consequence, there can be no assurance that a Fund will not engage in transactions that trigger the Tax Shelter Rules. In addition, a shareholder may have disclosure obligations with respect to its shares in a Fund if the shareholder (or the Fund in certain cases) participates in a reportable transaction.
Shareholders should consult their own tax advisors about their obligation to report or disclose to the IRS information about their investment in a Fund and participation in a Fund’s income, gain, loss, deduction, or credit with respect to transactions or investments subject to these rules. In addition, pursuant to these rules, a Fund may provide to its material advisors identifying information about the Fund’s shareholders and their participation in the Fund and the Fund’s income, gain, loss, deduction, or credit from those transactions or investments, and the Fund or its material advisors may disclose this information to the IRS upon its request. Significant penalties may apply for failure to comply with these rules.
In addition, an excise tax and additional disclosure requirements may apply to certain tax-exempt entities that are “parties” to certain types of prohibited tax shelter transactions. Qualified Plans and other tax-exempt shareholders should consult with their tax advisors in this regard.
In certain circumstances, a Fund and/or a Fund’s tax advisor may make special disclosures to the IRS of certain positions taken by the Fund.
Special Tax Considerations for Separate Accounts of Participating Insurance Companies (all Funds except VP – Core Equity Fund)
Under the Code, if the investments of a segregated asset account, such as the separate accounts of Participating Insurance Companies, are “adequately diversified,” and certain other requirements are met, a holder of a Contract supported by the account will receive favorable tax treatment in the form of deferral of tax until a distribution is made under the Contract.
In general, the investments of a segregated asset account are considered to be “adequately diversified” only if: (i) no more than 55% of the value of the total assets of the account is represented by any one investment; (ii) no more than 70% of the value of the total assets of the account is represented by any two investments; (iii) no more than 80% of the value of the total assets of the account is represented by any three investments; and (iv) no more than 90% of the value of the total assets of the account is represented by any four investments (the 55%-70%-80%-90% diversification test). Section 817(h) provides as a safe harbor that a segregated asset account is also considered to be “adequately diversified” if it meets the regulated investment company diversification tests described earlier and no more than 55% of the value of the total assets of the account is attributable to cash, cash items (including receivables), U.S. Government securities, and securities of other regulated investment companies.
In general, all securities of the same issuer are treated as a single investment for such purposes, and each U.S. Government agency and instrumentality is considered a separate issuer. However, Treasury Regulations provide a “look-through rule” with respect to a segregated asset account’s investments in a regulated investment company or partnership for purposes of the
Statement of Additional Information – May 1, 2026

applicable diversification requirements, provided certain conditions are satisfied by the regulated investment company or partnership. In particular, (i) if the beneficial interests in the regulated investment company or partnership are held by one or more segregated asset accounts of one or more insurance companies, and (ii) if public access to such regulated investment company or partnership is available exclusively through the purchase of a Contract, then a segregated asset account’s beneficial interest in the regulated investment company or partnership is not treated as a single investment. Instead, a pro rata portion of each asset of the regulated investment company or partnership is treated as an asset of the segregated asset account. Look-through treatment is also available if the two requirements above are met and notwithstanding the fact that beneficial interests in the regulated investment company or partnership are also held by Qualified Plans and Other Eligible Investors. Additionally, to the extent a Fund meeting the above conditions invests in underlying regulated investment companies or partnerships that themselves are owned exclusively by insurance company separate accounts, Qualified Plans, or Other Eligible Investors, the assets of those underlying regulated investment companies or partnerships generally should be treated as assets of the separate accounts investing in the Fund.
As indicated above, the Trusts intend that each of the RIC Funds will qualify as a regulated investment company or, in the case of the Partnership Funds, as a partnership that is not a “publicly traded partnership,” under the Code. The Trusts also intend to cause each Fund to satisfy the separate diversification requirements imposed by Section 817(h) of the Code and applicable Treasury Regulations at all times to enable the corresponding separate accounts to be “adequately diversified.” In addition, the Trusts intend that each Fund will qualify for the “look-through rule” described above by limiting the investment in each Fund’s shares to Participating Insurance Company separate accounts, Qualified Plans and Other Eligible Investors. Accordingly, the Trusts intend that each Participating Insurance Company, through its separate accounts, will be able to treat its interests in a Fund as ownership of a pro rata portion of each asset of the Fund, so that individual holders of the Contracts underlying the separate account will qualify for favorable U.S. federal income tax treatment under the Code. However, no assurance can be made in that regard.
Failure by a Fund to satisfy the Section 817(h) requirements by failing to comply with the 55%-70%-80%-90% diversification test or the safe harbor described above, or by failing to comply with the “look-through rule,” could cause the Contracts to lose their favorable tax status and require a Contract holder to include currently in ordinary income any income accrued under the Contracts for the current and all prior taxable years. Under certain circumstances described in the applicable Treasury Regulations, inadvertent failure to satisfy the Section 817(h) diversification requirements may be corrected; such a correction would require a payment to the IRS. Any such failure could also result in adverse tax consequences for the Participating Insurance Company issuing the Contracts.
The IRS has indicated that a degree of investor control over the investment options underlying a Contract may interfere with the tax-deferred treatment of such Contracts. The IRS has issued rulings addressing the circumstances in which a Contract holder’s control of the investments of the separate account may cause the holder, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the holder is considered the owner of the securities underlying the separate account, income and gains produced by those securities would be included currently in the holder’s gross income.
In determining whether an impermissible level of investor control is present, one factor the IRS considers is whether a Fund’s investment strategies are sufficiently broad to prevent a Contract holder from being deemed to be making particular investment decisions through its investment in the separate account. For this purpose, current IRS guidance indicates that typical fund investment strategies, even those with a specific sector or geographical focus, are generally considered sufficiently broad. Most, although not necessarily all, of the Funds have objectives and strategies that are not materially narrower than the investment strategies held not to constitute an impermissible level of investor control in recent IRS rulings (such as large company stocks, international stocks, small company stocks, mortgage-backed securities, money market securities, telecommunications stocks and financial services stocks).
The above discussion addresses only one of several factors that the IRS considers in determining whether a Contract holder has an impermissible level of investor control over a separate account. Contract holders should consult with their Participating Insurance Companies and their own tax advisors, as well as the prospectus relating to their particular Contract, for more information concerning this investor control issue.
In the event that additional rules, regulations or other guidance is issued by the IRS or the Treasury Department concerning this issue, such guidance could affect the treatment of a Fund as described above, including retroactively. In addition, there can be no assurance that a Fund will be able to continue to operate as currently described, or that the Fund will not have to change its investment objective or investment policies in order to prevent, on a prospective basis, any such rules and regulations from causing Contract owners to be considered the owners of the shares of the Fund.
Statement of Additional Information – May 1, 2026

Certain Shareholder Reporting and Withholding Requirements (All Funds)
Shareholders that are U.S. persons and own, directly or indirectly, more than 50% of a Fund could be required to report annually their “financial interest” in the Fund’s “foreign financial accounts,” (if any), on FinCEN Form 114, Report of Foreign Bank and Financial Accounts (FBAR). Shareholders should consult their intermediaries through which a Fund investment is made (if applicable), as well as their tax advisors to determine the applicability to them of this reporting requirement.
Special Considerations for Contract Holders and Plan Participants
The foregoing discussion does not address the tax consequences to Contract holders or Qualified Plan participants of an investment in a Contract or participation in a Qualified Plan. Contract holders investing in a Fund through a Participating Insurance Company separate account, Qualified Plan participants, or persons investing in a Fund through Other Eligible Investors are urged to consult with their Participating Insurance Company, Qualified Plan sponsor, or Other Eligible Investor, as applicable, and their own tax advisors, for more information regarding the U.S. federal income tax consequences to them of an investment in a Fund.
The Subsidiary
VP – Commodity Strategy Fund (for purposes of this section, the Fund) intends to invest a portion of its assets in one or more Subsidiaries, each of which will be classified as a corporation for U.S. federal tax purposes. Foreign corporations, such as the Subsidiary, will generally not be subject to U.S. federal income tax unless it is deemed to be engaged in a United States trade or business. The Subsidiary intends to conduct its activities in a manner that is expected to meet the requirements of a safe harbor under Section 864(b)(2) of the Code under which the Subsidiary may engage in trading in stocks or securities or certain commodities for its own account without being deemed to be engaged in a United States trade or business. However, if certain of the Subsidiary’s activities were deemed not to be of the type described in the safe harbor, the activities of the Subsidiary might constitute a United States trade or business.
Even if the Subsidiary is not engaged in a United States trade or business, it will potentially be subject to a U.S. withholding tax at a rate of 30% on all or a portion of its United States source gross income that is not effectively connected with a United States trade or business.
The Subsidiary will be treated as a “controlled foreign corporation” for U.S. federal tax purposes. The Fund will be treated as a “U.S. Shareholder” of the Subsidiary. As a result, the Fund will be required to include in its gross income all of the Subsidiary’s “subpart F income.” It is expected that all of the Subsidiary’s income will be “subpart F income.” “Subpart F income” is generally treated as ordinary income. Under U.S. Treasury Regulations, the annual net income, if any, realized by the Subsidiary and treated as received by the Fund for U.S. federal income tax purposes will constitute qualifying income for purposes of the Fund’s qualification as a regulated investment company under the Code either to the extent such net income is currently and timely repatriated to the Fund or if such income is treated as received in connection with the Fund’s investments in stocks and securities. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income of the Fund and generally is not permitted to be carried forward to offset income of the Subsidiary in future years. The recognition by the Fund of the Subsidiary’s “subpart F income” will increase the Fund’s tax basis in the Subsidiary. Distributions by the Subsidiary to the Fund will not be taxable to the extent of its previously undistributed “subpart F income,” and will reduce the Fund’s tax basis in the Subsidiary.
In order to qualify for the special tax treatment accorded to regulated investment companies under the Code, the Fund must satisfy the 90% gross income requirement and the asset diversification requirement. These requirements are not applicable to the Subsidiary. For purposes of the asset diversification requirement, the Fund will limit its investment in the Subsidiary in the aggregate to 25% or less of the Fund's total assets as of the end of every quarter of its taxable year; the asset diversification requirement applies to the Fund's interest in the Subsidiary but not to the Subsidiary's investments.
Statement of Additional Information – May 1, 2026

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
Management Ownership
As of March 31, 2026, the Trustees and Officers of the Trusts, as a group, beneficially owned less than 1% of each class of shares of each Fund.
The tables below identify the names, address and ownership percentage of each person who owns of record or is known by the Trusts to own beneficially 5% or more of any class of a Fund’s outstanding shares (Principal Holders) or 25% or more of a Fund’s outstanding shares (Control Persons). A shareholder who beneficially owns more than 25% of a Fund’s shares is presumed to “control” the Fund, as that term is defined in the 1940 Act, and may have a significant impact on matters submitted to a shareholder vote. A shareholder who beneficially owns more than 50% of a Fund’s outstanding shares may be able to approve proposals, or prevent approval of proposals, without regard to votes by other Fund shareholders. Additional information about Control Persons, if any, is provided following the tables. The information provided for each Fund is as of a date no more than 30 days prior to the date of filing a post-effective amendment to the applicable Trust’s registration statement with respect to such Fund.
All shares of the Funds are made available for purchase by individuals only through Qualified Plans or products offered by life insurance companies. All the shares of the Funds are held of record by sub-accounts of separate accounts of Participating Insurance Companies on behalf of the owners of VLI policies or VA contracts, by Qualified Plans, by the Investment Manager, by the general account of SunLife Insurance Company (SunLife) or by certain other eligible investors. At all meetings of shareholders of the Funds each Participating Insurance Company or Qualified Plan sponsor will vote the shares held of record by sub-accounts of its separate accounts only in accordance with the instructions received from the VLI policy, VA contract owners or Qualified Plan participant on behalf of whom such shares are held. All such shares as to which no instructions are received (as well as, in the case of SunLife, all shares held by its general account) will be voted in the same proportion as shares as to which instructions are received (with SunLife’s general account shares being voted in the proportions determined by instructing owners of SunLife VLI policies or VA contracts). Accordingly, each Participating Insurance Company or Qualified Plan sponsor disclaims beneficial ownership of the shares of the Funds held of record by the sub-accounts of its separate accounts (or, in the case of SunLife, its general account).
Funds with Fiscal Period Ending December 31:
Except as otherwise indicated, the information below is as of March 31, 2026:
Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
VP – Acorn Fund	PHOENIX HOME LIFE ACCUMULATION ACCT 15 TECH VALLEY DR E GREENBUSH NY 12061-4141	Shares	11.86%	N/A
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Shares	50.58%	50.58%
	VOYA RETIREMENT INSURANCE & ANNUITY COMPANY RESL ING FUND OPERATIONS 1 ORANGE WAY WINDSOR CT 06095-4773	Shares	22.32%	N/A
VP – Acorn International Fund	MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT 4333 EDGEWOOD RD NE # MS4410 CEDAR RAPIDS IA 52499-0001	Shares	6.22%	N/A
	PHOENIX HOME LIFE ACCUMULATION ACCT 15 TECH VALLEY DR E GREENBUSH NY 12061-4141	Shares	9.47%	N/A
	PHOENIX HOME LIFE VARIABLE 15 TECH VALLEY DR E GREENBUSH NY 12061-4141	Shares	7.57%	N/A
	RIVERSOURCE LIFE EXTERNAL DISTRIBUTION (AEL) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Shares	55.03%	55.03%
Statement of Additional Information – May 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	VOYA RETIREMENT INSURANCE & ANNUITY COMPANY ING FUND OPERATIONS 1 ORANGE WAY WINDSOR CT 06095-4773	Shares	10.07%	N/A
VP – Aggressive Portfolio	RIVERSOURCE LIFE EXTERNAL DISTRIBUTION (AEL) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	94.61%	94.31%
		Class 4	93.07%
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 1	97.65%	N/A
	RIVERSOURCE LIFE NY FOR INSIDE DISTRIBUTION (LIFE OF NY) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	5.39%	N/A
	RIVERSOURCE LIFE DIRECT & EXTERNAL DISTRIBUTION NY (ACL) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 4	6.93%	N/A
VP – Balanced Fund	DELAWARE LIFE INSURANCE COMPANY 230 3RD AVE WALTHAM MA 02451-7553	Class 2	12.63%	N/A
	PROTECTIVE LIFE INSURANCE CO PL23 PO BOX 2606 BIRMINGHAM AL 35202-2606	Class 2	6.64%	N/A
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 1	95.44%	89.56%
		Class 2	72.09%
		Class 3	93.15%
	RIVERSOURCE LIFE NY FOR INSIDE DISTRIBUTION (LIFE OF NY) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	8.43%	N/A
	RIVERSOURCE LIFE DIRECT & EXTERNAL DISTRIBUTOR NY (ACL) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 3	6.85%	N/A
VP – BlackRock Global Inflation-Linked Securities Fund	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 1	95.76%	26.97%
		Class 2	93.42%
	RIVERSOURCE LIFE EXTERNAL DISTRIBUTION (AEL) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 3	94.56%	67.31%
	RIVERSOURCE LIFE NY FOR INSIDE DISTRIBUTION (LIFE OF NY) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	6.58%	N/A
		Class 3	5.44%
VP – CenterSquare Real Estate Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	78.27%(a)
	JPMCB NA CUST FOR VP AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	16.18%	N/A
	JPMCB NA CUST FOR VP MODERATE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	55.10%	N/A
Statement of Additional Information – May 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	JPMCB NA CUST FOR VP MODERATELY AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	25.19%	N/A
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	95.64%	N/A
VP – Commodity Strategy Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	53.13%(a)
	JPMCB NA CUST FOR VP AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	10.71%	N/A
	JPMCB NA CUST FOR VP MODERATE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	54.80%	N/A
	JPMCB NA CUST FOR VP MODERATELY AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	23.92%	N/A
	LINCOLN LIFE INSURANCE COMPANY 1300 S CLINTON ST FORT WAYNE IN 46802-3518	Class 2	23.49%	N/A
	NEW YORK LIFE INSURANCE & ANNUITY CORP 30 HUDSON ST JERSEY CITY NJ 07302-4804	Class 2	16.12%	N/A
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 1	5.24%	25.87%
		Class 2	56.07%
VP – Conservative Portfolio	RIVERSOURCE LIFE EXTERNAL DISTRIBUTION (AEL) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	94.78%	93.88%
		Class 4	93.47%
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 1	100.00%	N/A
	RIVERSOURCE LIFE DIRECT & EXTERNAL DISTRIBUTOR NY (ACL) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	5.22%	N/A
		Class 4	6.53%
VP – Contrarian Core Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	76.36%(a)
	JPMCB NA CUST FOR VP AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	9.85%	N/A
	JPMCB NA CUST FOR VP MODERATE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	30.81%	N/A
	JPMCB NA CUST FOR VP MODERATELY AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	14.57%	N/A
Statement of Additional Information – May 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	21.51%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY MODERATE GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	13.82%	N/A
	MIDLAND NATIONAL LIFE INS CO SEPARATE ACCOUNT C 8300 MILLS CIVIC PKWY WEST DES MOINES IA 50266-3833	Class 2	7.05%	N/A
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	87.39%	N/A
VP – Core Equity Fund	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 1	100.00%	100.00%
VP – Cornerstone Equity Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	89.31%(a)
	JPMCB NA CUST FOR VARIABLE PORTFOLIO U S FLEXIBLE GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	7.83%	N/A
	JPMCB NA CUST FOR VP AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	5.46%	N/A
	JPMCB NA CUST FOR VP MODERATE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	23.62%	N/A
	JPMCB NA CUST FOR VP MODERATELY AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	12.56%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	21.90%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY MODERATE GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	18.17%	N/A
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	89.95%	N/A
	RIVERSOURCE LIFE NY FOR INSIDE DISTRIBUTION (LIFE OF NY) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	10.05%	N/A
Statement of Additional Information – May 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
VP – Cornerstone Growth Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	65.30%(a)
	DELAWARE LIFE INSURANCE COMPANY 230 3RD AVE WALTHAM MA 02451-7553	Class 2	18.54%	N/A
	JPMCB NA CUST FOR VP AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	8.17%	N/A
	JPMCB NA CUST FOR VP MODERATE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	25.40%	N/A
	JPMCB NA CUST FOR VP MODERATELY AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	15.80%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	19.14%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY MODERATE GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	14.65%	N/A
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	72.36%	N/A
		Class 3	96.36%
VP – Disciplined Core Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	47.81%(a)
	JPMCB NA CUST FOR VARIABLE PORTFOLIO U S FLEXIBLE GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	11.21%	N/A
	JPMCB NA CUST FOR VP MODERATE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	11.46%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	31.46%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY MODERATE GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	26.07%	N/A
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	92.91%	N/A
Statement of Additional Information – May 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	RIVERSOURCE LIFE ACCOUNT FOR DIRECT DISTRIBUTION (APL) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 3	93.79%	35.93%
	RIVERSOURCE LIFE NY FOR INSIDE DISTRIBUTOR NY (LIFE OF NY) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	5.82%	N/A
	RIVERSOURCE LIFE DIRECT & EXTERNAL DISTRIBUTOR NY (ACL) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 3	6.21%	N/A
VP – Dividend Opportunity Fund	DELAWARE LIFE INSURANCE COMPANY 230 3RD AVE WALTHAM MA 02451-7553	Class 1	26.39%	N/A
	INDEPENDENCE LIFE AND ANNUITY CO C/O SUNLIFE FINANCIAL PO BOX 9106 WELLESLEY HILLS MA 02481-9106	Class 1	5.45%	N/A
	KEYPORT 1601 TRAPELO ROAD SUITE 30 WALTHAM MA 02451-7360	Class 1	9.89%	N/A
	MIDLAND NATIONAL LIFE INS CO SEPARATE ACCOUNT C 8300 MILLS CIVIC PKWY WEST DES MOINES IA 50266-3833	Class 2	5.73%	N/A
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 1	33.17%	N/A
		Class 2	85.75%
	RIVERSOURCE LIFE EXTERNAL DISTRIBUTION (AEL) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 3	94.38%	72.17%
	RIVERSOURCE LIFE NY FOR INSIDE DISTRIBUTION (LIFE OF NY) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	5.44%	N/A
	RIVERSOURCE LIFE DIRECT & EXTERNAL DISTRIBUTOR NY (ACL) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 3	5.62%	N/A
	TALCOTT RESOLUTION LIFE INSURANCE COMPANY PO BOX 5051 HARTFORD CT 06102-5051	Class 1	17.99%	N/A
VP – Emerging Markets Bond Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	46.62%(a)
	JPMCB NA CUST FOR VP AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	6.26%	N/A
	JPMCB NA CUST FOR VP MODERATE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	52.99%	N/A
	JPMCB NA CUST FOR VP MODERATELY AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	22.12%	N/A
Statement of Additional Information – May 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	JPMCB NA CUST FOR VP MODERATELY CONSERVATIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	9.45%	N/A
	NEW YORK LIFE INSURANCE & ANNUITY CORP 30 HUDSON ST JERSEY CITY NJ 07302-4804	Class 2	87.56%	42.62%
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	6.43%	N/A
VP – Emerging Markets Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	53.01%(a)
	JPMCB NA CUST FOR VP AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	14.30%	N/A
	JPMCB NA CUST FOR VP MODERATE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	45.00%	N/A
	JPMCB NA CUST FOR VP MODERATELY AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	27.18%	N/A
	JPMCB NA CUST FOR VP MODERATELY CONSERVATIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	5.05%	N/A
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 1	6.70%	N/A
		Class 2	93.74%
	RIVERSOURCE LIFE EXTERNAL DISTRIBUTOR NY (AEL) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 3	94.53%	26.38%
	RIVERSOURCE LIFE DIRECT & EXTERNAL DISTRIBUTOR NY (ACL) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 3	5.47%	N/A
VP – Fidelity Institutional AM® Total Bond Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	77.57%(a)
	JPMCB NA CUST FOR VP MODERATE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	45.37%	N/A
	JPMCB NA CUST FOR VP MODERATELY AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	12.81%	N/A
	JPMCB NA CUST FOR VP MODERATELY CONSERVATIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	7.44%	N/A
Statement of Additional Information – May 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY MODERATE GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	12.73%	N/A
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	95.35%	N/A
VP – Government Money Market Fund	DELAWARE LIFE INSURANCE COMPANY 230 3RD AVE WALTHAM MA 02451-7553	Class 1	40.89%	N/A
	FORTITUDE LIFE INSURANCE & ANNUITY COMPANY ATTN ALISON MITNICK 1 CORPORATE DR FL 9TH SHELTON CT 06484-6208	Class 1	6.65%	N/A
	INDEPENDENCE LIFE AND ANNUITY CO C/O SUNLIFE FINANCIAL PO BOX 9106 WELLESLEY HILLS MA 02481-9106	Class 1	6.04%	N/A
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 1	38.96%	42.35%
		Class 2	91.68%
	RIVERSOURCE LIFE EXTERNAL DISTRIBUTOR NY (AEL) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 3	94.99%	44.95%
	RIVERSOURCE LIFE NY FOR INSIDE DISTRIBUTOR (LIFE OF NY) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	8.32%	N/A
	RIVERSOURCE LIFE DIRECT & EXTERNAL DISTRIBUTOR NY (ACL) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 3	5.01%	N/A
VP – High Yield Bond Fund	MIDLAND NATIONAL LIFE INS CO SEPARATE ACCOUNT C 8300 MILLS CIVIC PKWY WEST DES MOINES IA 50266-3833	Class 2	7.51%	N/A
	NATIONWIDE LIFE INSURANCE COMPANY C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	Class 2	23.77%	N/A
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 1	90.35%	82.54%
		Class 2	60.98%
		Class 3	95.03%
	RIVERSOURCE LIFE NY FOR INSIDE DISTRIBUTION (LIFE OF NY) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	7.49%	N/A
VP – Income Opportunities Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	68.78%(a)
	DELAWARE LIFE INSURANCE COMPANY 230 3RD AVE WALTHAM MA 02451-7553	Class 2	6.32%	N/A
Statement of Additional Information – May 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	JPMCB NA CUST FOR VP AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	6.50%	N/A
	JPMCB NA CUST FOR VP MODERATE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	52.14%	N/A
	JPMCB NA CUST FOR VP MODERATELY AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	23.07%	N/A
	JPMCB NA CUST FOR VP MODERATELY CONSERVATIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	9.84%	N/A
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	81.68%	N/A
		Class 3	94.06%
	RIVERSOURCE LIFE NY FOR INSIDE DISTRIBUTION (LIFE OF NY) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	11.50%	N/A
		Class 3	5.94%
VP – Intermediate Bond Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	64.76%(a)
	JPMCB NA CUST FOR VP MODERATE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	32.57%	N/A
	JPMCB NA CUST FOR VP MODERATELY AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	7.61%	N/A
	JPMCB NA CUST FOR VP MODERATELY CONSERVATIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	7.93%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	7.04%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY MODERATE GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	24.56%	N/A
	NEW YORK LIFE INSURANCE & ANNUITY CORP 30 HUDSON ST JERSEY CITY NJ 07302-4804	Class 2	7.01%	N/A
	PROTECTIVE LIFE INSURANCE CO PO BOX 2606 BIRMINGHAM AL 35202-2606	Class 2	5.52%	N/A
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	81.06%	N/A
Statement of Additional Information – May 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	RIVERSOURCE LIFE EXTERNAL DISTRIBUTION (AEL) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 3	94.96%	N/A
	RIVERSOURCE LIFE NY FOR INSIDE DISTRIBUTOR NY (LIFE OF NY) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	5.98%	N/A
		Class 3	5.04%
VP – Large Cap Index Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	34.22%(a)
	JPMCB NA CUST FOR VARIABLE PORTFOLIO U S FLEXIBLE GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	56.58%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO U S FLEXIBLE MODERATE GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	20.05%	N/A
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 1	19.86%	57.15%
		Class 2	80.90%
		Class 3	89.51%
	RIVERSOURCE LIFE NY FOR INSIDE DISTRIBUTION (LIFE OF NY) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	15.61%	N/A
	RIVERSOURCE LIFE DIRECT & EXTERNAL DISTRIBUTOR NY (ACL) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 3	10.49%	N/A
VP – Long Government/Credit Bond Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	87.94%(a)
	JPMCB NA CUST FOR VARIABLE PORTFOLIO U S FLEXIBLE GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	7.10%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO U S FLEXIBLE MODERATE GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	6.52%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY CONSERVATIVE GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	7.13%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	23.00%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY MODERATE GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	49.55%	N/A
Statement of Additional Information – May 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	94.32%	N/A
	RIVERSOURCE LIFE NY FOR INSIDE DISTRIBUTION (LIFE OF NY) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	5.68%	N/A
VP – Managed Risk Fund	RIVERSOURCE LIFE EXTERNAL DISTRIBUTION (AEL) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	96.36%	96.36%
VP – Managed Risk U.S. Fund	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	92.39%	92.39%
	RIVERSOURCE LIFE NY FOR INSIDE DISTRIBUTION (LIFE OF NY) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	7.61%	N/A
VP – Moderate Portfolio	RIVERSOURCE LIFE EXTERNAL DISTRIBUTION (AEL) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	93.82%	92.99%
		Class 4	94.29%
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 1	95.24%	N/A
	RIVERSOURCE LIFE NY FOR INSIDE DISTRIBUTION (LIFE OF NY) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	6.18%	N/A
	RIVERSOURCE LIFE DIRECT & EXTERNAL DISTRIBUTOR NY (ACL) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 4	5.71%	N/A
VP – Moderately Aggressive Portfolio	RIVERSOURCE LIFE EXTERNAL DISTRIBUTION (AEL) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	93.37%	86.78%
		Class 4	94.03%
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 1	95.83%	N/A
	RIVERSOURCE LIFE NY FOR INSIDE DISTRIBUTION (LIFE OF NY) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	6.63%	N/A
	RIVERSOURCE LIFE DIRECT & EXTERNAL DISTRIBUTOR NY (ACL) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 4	5.97%	N/A
VP – Moderately Conservative Portfolio	RIVERSOURCE LIFE EXTERNAL DISTRIBUTION (AEL) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	94.39%	93.86%
		Class 4	94.01%
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 1	99.99%	N/A
Statement of Additional Information – May 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	RIVERSOURCE LIFE NY FOR INSIDE DISTRIBUTION (LIFE OF NY) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	5.61%	N/A
	RIVERSOURCE LIFE DIRECT & EXTERNAL DISTRIBUTOR NY (ACL) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 4	5.99%	N/A
VP – MV Conservative Fund	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 1	99.46%	94.54%
		Class 2	94.54%
	RIVERSOURCE LIFE NY FOR INSIDE DISTRIBUTION (LIFE OF NY) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	5.46%	N/A
VP – MV Conservative Growth Fund	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 1	97.20%	N/A
	RIVERSOURCE LIFE EXTERNAL DISTRIBUTION (AEL) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	93.70%	93.50%
	RIVERSOURCE LIFE NY FOR INSIDE DISTRIBUTION (LIFE OF NY) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	6.30%	N/A
VP – MV Growth Fund	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 1	94.36%	N/A
	RIVERSOURCE LIFE EXTERNAL DISTRIBUTION (AEL) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	94.70%	94.33%
	RIVERSOURCE LIFE NY FOR INSIDE DISTRIBUTION (LIFE OF NY) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 1	5.64%	N/A
		Class 2	5.30%
VP – MV Moderate Growth Fund	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 1	95.63%	N/A
	RIVERSOURCE LIFE EXTERNAL DISTRIBUTION (AEL) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	93.20%	92.93%
	RIVERSOURCE LIFE DIRECT & EXTERNAL DISTRIBUTOR NY (ACL) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	6.80%	N/A
VP – Overseas Core Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	84.10%(a)
	GE LIFE & ANNUITY ASSURANCE CO ATTN VARIABLE ACCOUNTING 6610 W BROAD ST BLDG 3 5TH FL RICHMOND VA 23230-1702	Class 2	8.27%	N/A
Statement of Additional Information – May 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	JPMCB NA CUST FOR VP AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	6.35%	N/A
	JPMCB NA CUST FOR VP MODERATE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	26.55%	N/A
	JPMCB NA CUST FOR VP MODERATELY AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	13.87%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	24.52%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY MODERATE GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	21.38%	N/A
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	72.11%	N/A
	RIVERSOURCE LIFE ACCOUNT FOR DIRECT DISTRIBUTION (APL) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 3	92.84%	N/A
	RIVERSOURCE LIFE DIRECT & EXTERNAL DISTRIBUTOR NY (ACL) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 3	7.16%	N/A
	TALCOTT RESOLUTION LIFE INSURANCE COMPANY PO BOX 5051 HARTFORD CT 06102-5051	Class 2	7.93%	N/A
VP – Partners Core Bond Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	78.12%(a)
	JPMCB NA CUST FOR VP MODERATE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	33.93%	N/A
	JPMCB NA CUST FOR VP MODERATELY AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	10.23%	N/A
	JPMCB NA CUST FOR VP MODERATELY CONSERVATIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	7.61%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	9.66%	N/A
Statement of Additional Information – May 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY MODERATE GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	17.17%	N/A
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	93.59%	N/A
	RIVERSOURCE LIFE NY FOR INSIDE DISTRIBUTION (LIFE OF NY) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	6.41%	N/A
VP – Partners Core Equity Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	91.45%(a)
	JPMCB NA CUST FOR VARIABLE PORTFOLIO U S FLEXIBLE GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	23.73%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO U S FLEXIBLE MODERATE GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	8.00%	N/A
	JPMCB NA CUST FOR VP AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	5.03%	N/A
	JPMCB NA CUST FOR VP MODERATE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	14.70%	N/A
	JPMCB NA CUST FOR VP MODERATELY AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	9.78%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	18.16%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY MODERATE GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	13.93%	N/A
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	93.53%	N/A
	RIVERSOURCE LIFE EXTERNAL DISTRIBUTION (AEL) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 3	93.91%	N/A
	RIVERSOURCE LIFE NY FOR INSIDE DISTRIBUTION (LIFE OF NY) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	6.47%	N/A
Statement of Additional Information – May 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	RIVERSOURCE LIFE DIRECT & EXTERNAL DISTRIBUTOR NY (ACL) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 3	6.09%	N/A
VP – Partners International Core Equity Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	93.19%(a)
	JPMCB NA CUST FOR VP AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	8.80%	N/A
	JPMCB NA CUST FOR VP MODERATE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	18.92%	N/A
	JPMCB NA CUST FOR VP MODERATELY AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	12.42%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	33.33%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY MODERATE GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	21.57%	N/A
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	92.68%	N/A
	RIVERSOURCE LIFE NY FOR INSIDE DISTRIBUTION (LIFE OF NY) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	7.32%	N/A
VP – Partners International Growth Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	91.54%(a)
	JPMCB NA CUST FOR VP AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	9.12%	N/A
	JPMCB NA CUST FOR VP MODERATE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	25.37%	N/A
	JPMCB NA CUST FOR VP MODERATELY AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	16.90%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	24.79%	N/A
Statement of Additional Information – May 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY MODERATE GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	18.53%	N/A
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	92.88%	N/A
	RIVERSOURCE LIFE NY FOR INSIDE DISTRIBUTION (LIFE OF NY) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	7.12%	N/A
VP – Partners International Value Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	92.50%(a)
	JPMCB NA CUST FOR VP AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	9.71%	N/A
	JPMCB NA CUST FOR VP MODERATE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	28.97%	N/A
	JPMCB NA CUST FOR VP MODERATELY AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	17.98%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	21.88%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY MODERATE GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	16.33%	N/A
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	93.91%	N/A
	RIVERSOURCE LIFE NY FOR INSIDE DISTRIBUTION (LIFE OF NY) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	6.09%	N/A
VP – Partners Small Cap Growth Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	89.13%(a)
	JPMCB NA CUST FOR VP AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	5.58%	N/A
	JPMCB NA CUST FOR VP MODERATE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	18.25%	N/A
	JPMCB NA CUST FOR VP MODERATELY AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	11.24%	N/A
Statement of Additional Information – May 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	33.68%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY MODERATE GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	26.53%	N/A
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	93.86%	N/A
	RIVERSOURCE LIFE NY FOR INSIDE DISTRIBUTION (LIFE OF NY) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	6.14%	N/A
VP – Partners Small Cap Value Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	76.22%(a)
	JPMCB NA CUST FOR VP AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	5.48%	N/A
	JPMCB NA CUST FOR VP MODERATE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	20.01%	N/A
	JPMCB NA CUST FOR VP MODERATELY AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	11.02%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	33.04%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY MODERATE GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	26.05%	N/A
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	94.61%	N/A
		Class 3	94.75%
	RIVERSOURCE LIFE NY FOR INSIDE DISTRIBUTION (LIFE OF NY) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	5.39%	N/A
	RIVERSOURCE LIFE DIRECT & EXTERNAL DISTRIBUTOR NY (ACL) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 3	5.25%	N/A
VP – Principal Large Cap Growth Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	77.84%(a)
	DELAWARE LIFE INSURANCE COMPANY 230 3RD AVE WALTHAM MA 02451-7553	Class 2	15.40%	N/A
Statement of Additional Information – May 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	JPMCB NA CUST FOR VARIABLE PORTFOLIO U S FLEXIBLE GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	13.13%	N/A
	JPMCB NA CUST FOR VP AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	6.31%	N/A
	JPMCB NA CUST FOR VP MODERATE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	17.30%	N/A
	JPMCB NA CUST FOR VP MODERATELY AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	11.69%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	18.97%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY MODERATE GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	14.21%	N/A
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 1	6.19%	N/A
		Class 2	79.43%
VP – Select Corporate Income Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	79.63%(a)
	JPMCB NA CUST FOR VP MODERATE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	40.94%	N/A
	JPMCB NA CUST FOR VP MODERATELY AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	15.09%	N/A
	JPMCB NA CUST FOR VP MODERATELY CONSERVATIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	6.87%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	6.43%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY MODERATE GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	14.04%	N/A
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	90.86%	N/A
		Class 3	94.59%
Statement of Additional Information – May 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	RIVERSOURCE LIFE NY FOR INSIDE DISTRIBUTION (LIFE OF NY) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	9.14%	N/A
		Class 3	5.41%
VP – Select Large Cap Value Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	77.91%(a)
	DELAWARE LIFE INSURANCE COMPANY 230 3RD AVE WALTHAM MA 02451-7553	Class 2	7.19%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO U S FLEXIBLE GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	13.35%	N/A
	JPMCB NA CUST FOR VP AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	6.56%	N/A
	JPMCB NA CUST FOR VP MODERATE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	21.28%	N/A
	JPMCB NA CUST FOR VP MODERATELY AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	10.89%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	19.49%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY MODERATE GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	14.95%	N/A
	MIDLAND NATIONAL LIFE INS CO SEPARATE ACCOUNT C 8300 MILLS CIVIC PKWY WEST DES MOINES IA 50266-3833	Class 2	12.30%	N/A
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	76.17%	N/A
		Class 3	97.62%
VP – Select Mid Cap Growth Fund	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	43.06%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY MODERATE GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	32.69%	N/A
	KANSAS CITY 2001 UNI ATTN ACCOUNTING OPERATIONS-VARIABLE PO BOX 219139 KANSAS CITY MO 64121-9139	Class 2	7.41%	N/A
Statement of Additional Information – May 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 1	10.12%	N/A
		Class 2	86.79%
	RIVERSOURCE LIFE ACCOUNT FOR DIRECT DISTRIBUTION (APL) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 3	93.46%	53.91%
	RIVERSOURCE LIFE NY FOR INSIDE DISTRIBUTION (LIFE OF NY) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	5.73%	N/A
	RIVERSOURCE LIFE DIRECT & EXTERNAL DISTRIBUTOR NY (ACL) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 3	6.54%	N/A
	TALCOTT RESOLUTION LIFE INSURANCE COMPANY PO BOX 5051 HARTFORD CT 06102-5051	Class 1	7.14%	N/A
VP – Select Mid Cap Value Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	40.08%(a)
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	45.40%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY MODERATE GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	34.59%	N/A
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 1	8.48%	49.26%
		Class 2	84.09%
		Class 3	96.02%
	RIVERSOURCE LIFE NY FOR INSIDE DISTRIBUTION (LIFE OF NY) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	5.55%	N/A
VP – Select Short Corporate Income Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	55.19%(a)
	JPMCB NA CUST FOR VARIABLE PORTFOLIO U S FLEXIBLE GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	11.17%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO U S FLEXIBLE MODERATE GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	7.21%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY CONSERVATIVE FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	5.23%	N/A
Statement of Additional Information – May 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY CONSERVATIVE GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	5.94%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	19.75%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY MODERATE GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	41.66%	N/A
	PRINCIPAL LIFE INSURANCE CO CUST. FBO PRINCIPAL PIVOT SERIES VARIABLE ANNUITY III ATTN INDIVIDUAL LIFE ACCOUNTING 711 HIGH STREET DES MOINES IA 50392-0001	Class 2	5.18%	N/A
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	87.55%	34.44%
VP – Select Small Cap Value Fund	AMERITAS LIFE INSURANCE CORP SEPERATE ACCOUNT 5900 O ST LINCOLN NE 68510-2234	Class 2	16.13%	N/A
	JEFFERSON NATL LIFE C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	Class 1	41.39%	N/A
	KANSAS CITY LIFE INS ATTN ACCOUNTING OPERATIONS-VARIABLE PO BOX 219139 KANSAS CITY MO 64121-9139	Class 2	7.98%	N/A
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 1	50.87%	79.79%
		Class 2	70.18%
		Class 3	95.20%
VP – Seligman Global Technology Fund	GREAT-WEST LIFE & ANNUITY FBO TRILLIUM VARIABLE ANNUITY ACCT 8515 E ORCHARD RD 2T2 GREENWOOD VILLAGE CO 80111-5002	Class 1	65.38%	N/A
	GREAT WEST LIFE & ANN INS CO FBO SCHWAB ANNUITIES ADVISOR CHOICE 8515 E ORCHARD RD # 2T2 GREENWOOD VILLAGE CO 80111-5002	Class 2	9.44%	N/A
	JEFFERSON NATL LIFE C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	Class 2	16.91%	N/A
	MIDLAND NATIONAL LIFE INS CO SEPARATE ACCOUNT C 8300 MILLS CIVIC PKWY WEST DES MOINES IA 50266-3833	Class 2	10.55%	N/A
	NATIONWIDE LIFE INSURANCE COMPANY NWJNVA-1 C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	Class 2	31.38%	N/A
Statement of Additional Information – May 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 1	30.35%	N/A
		Class 2	16.74%
VP – Small Cap Value Discovery Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	48.42%(a)
	JPMCB NA CUST FOR VP AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	8.96%	N/A
	JPMCB NA CUST FOR VP MODERATE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	28.86%	N/A
	JPMCB NA CUST FOR VP MODERATELY AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	17.24%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	19.08%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY MODERATE GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	14.02%	N/A
	NEW YORK LIFE INSURANCE & ANNUITY CORP 30 HUDSON ST JERSEY CITY NJ 07302-4804	Class 2	87.06%	39.24%
VP – Small Company Growth Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	78.32%(a)
	DELAWARE LIFE INSURANCE COMPANY 230 3RD AVE WALTHAM MA 02451-7553	Class 1	5.72%	N/A
	FARM BUREAU LIFE INSURANCE COMPANY 5400 UNIVERSITY AVE WEST DES MOINES IA 50266-5950	Class 2	100.00%	N/A
	JPMCB NA CUST FOR VP AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	7.68%	N/A
	JPMCB NA CUST FOR VP MODERATE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	22.49%	N/A
	JPMCB NA CUST FOR VP MODERATELY AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	15.73%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	18.77%	N/A
Statement of Additional Information – May 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY MODERATE GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	13.72%	N/A
	TRANSAMERICA LIFE INSURANCE CO PRIVATE PLACEMENT 4333 EDGEWOOD RD NE CEDAR RAPIDS IA 52499-3830	Class 1	5.41%	N/A
VP – Strategic Income Fund	DELAWARE LIFE INSURANCE COMPANY 230 3RD AVE WALTHAM MA 02451-7553	Class 1	19.60%	N/A
	INDEPENDENCE LIFE AND ANNUITY CO C/O SUNLIFE FINANCIAL PO BOX 9106 WELLESLEY HILLS MA 02481-9106	Class 1	5.23%	N/A
	JEFFERSON NATL LIFE C/O IPO PORTFOLIO ACCOUNTING PO BOX 182029 COLUMBUS OH 43218-2029	Class 2	6.43%	N/A
	LIBERTY LIFE ASSURANCE CO OF BOSTON POLICY HOLDER SVCS – ATTN S LABELLA 100 LIBERTY WAY DOVER NH 03820-4597	Class 1	5.50%	N/A
	LINCOLN LIFE INSURANCE COMPANY 1300 S CLINTON ST FORT WAYNE IN 46802-3518	Class 1	15.10%	N/A
		Class 2	12.19%
	NEW YORK LIFE INSURANCE & ANNUITY CORP 30 HUDSON ST JERSEY CITY NJ 07302-4804	Class 1	5.90%	N/A
	PROTECTIVE LIFE INSURANCE CO PL23 PO BOX 2606 BIRMINGHAM AL 35202-2606	Class 2	28.75%	25.41%
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 1	44.28%	45.28%
		Class 2	45.41%
VP – T. Rowe Price Large Cap Value Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	88.10%(a)
	JPMCB NA CUST FOR VARIABLE PORTFOLIO U S FLEXIBLE GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	11.80%	N/A
	JPMCB NA CUST FOR VP AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	7.98%	N/A
	JPMCB NA CUST FOR VP MODERATE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	23.82%	N/A
	JPMCB NA CUST FOR VP MODERATELY AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	15.71%	N/A
Statement of Additional Information – May 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	17.98%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY MODERATE GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	13.47%	N/A
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	93.05%	N/A
	RIVERSOURCE LIFE NY FOR INSIDE DISTRIBUTION (LIFE OF NY) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	6.95%	N/A
VP – TCW Total Return Bond Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	81.27%(a)
	JPMCB NA CUST FOR VP MODERATE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	38.73%	N/A
	JPMCB NA CUST FOR VP MODERATELY AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	10.78%	N/A
	JPMCB NA CUST FOR VP MODERATELY CONSERVATIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	6.19%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	7.02%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY MODERATE GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	19.59%	N/A
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	91.04%	N/A
	RIVERSOURCE LIFE NY FOR INSIDE DISTRIBUTION (LIFE OF NY) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	8.96%	N/A
VP – U.S. Flexible Conservative Growth Fund	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 1	98.32%	N/A
	RIVERSOURCE LIFE EXTERNAL DISTRIBUTION (AEL) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	92.37%	92.21%
Statement of Additional Information – May 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	RIVERSOURCE LIFE NY FOR INSIDE DISTRIBUTION (LIFE OF NY) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	7.63%	N/A
VP – U.S. Flexible Growth Fund	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 1	98.19%	N/A
	RIVERSOURCE LIFE EXTERNAL DISTRIBUTION (AEL) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	93.93%	93.53%
	RIVERSOURCE LIFE NY FOR INSIDE DISTRIBUTION (LIFE OF NY) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	6.07%	N/A
VP – U.S. Flexible Moderate Growth Fund	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 1	98.37%	N/A
	RIVERSOURCE LIFE EXTERNAL DISTRIBUTION (AEL) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	93.04%	92.68%
	RIVERSOURCE LIFE NY FOR INSIDE DISTRIBUTION (LIFE OF NY) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	6.96%	N/A
VP – U.S. Government Mortgage Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	82.73%(a)
	DELAWARE LIFE INSURANCE COMPANY 230 3RD AVE WALTHAM MA 02451-7553	Class 2	17.66%	N/A
	JPMCB NA CUST FOR VP AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	5.03%	N/A
	JPMCB NA CUST FOR VP MODERATE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	41.32%	N/A
	JPMCB NA CUST FOR VP MODERATELY AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	15.13%	N/A
	JPMCB NA CUST FOR VP MODERATELY CONSERVATIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	6.78%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	6.15%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY MODERATE GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	13.24%	N/A
Statement of Additional Information – May 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	MIDLAND NATIONAL LIFE INS CO SEPARATE ACCOUNT C 8300 MILLS CIVIC PKWY WEST DES MOINES IA 50266-3833	Class 2	5.37%	N/A
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	68.88%	N/A
	RIVERSOURCE LIFE EXTERNAL DISTRIBUTION (AEL) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 3	93.99%	N/A
	RIVERSOURCE LIFE NY FOR INSIDE DISTRIBUTION (LIFE OF NY) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	5.71%	N/A
	RIVERSOURCE LIFE DIRECT & EXTERNAL DISTRIBUTOR NY (ACL) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 3	6.01%	N/A
VP – Victory Sycamore Established Value Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	52.30%(a)
	JPMCB NA CUST FOR VP AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	9.63%	N/A
	JPMCB NA CUST FOR VP MODERATE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	33.13%	N/A
	JPMCB NA CUST FOR VP MODERATELY AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	17.66%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	13.86%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY MODERATE GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	14.14%	N/A
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 1	7.45%	42.66%
		Class 2	90.65%
		Class 3	97.03%
	RIVERSOURCE LIFE NY FOR INSIDE DISTRIBUTION (LIFE OF NY) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	9.35%	N/A
VP – Wellington Large Cap Value Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	82.59%(a)
	JPMCB NA CUST FOR VP AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	5.39%	N/A
Statement of Additional Information – May 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	JPMCB NA CUST FOR VP MODERATE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	6.25%	N/A
	JPMCB NA CUST FOR VP MODERATELY AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	13.46%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	38.99%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY MODERATE GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	29.19%	N/A
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	92.12%	N/A
	RIVERSOURCE LIFE NY FOR INSIDE DISTRIBUTION (LIFE OF NY) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	7.88%	N/A
VP – Westfield Mid Cap Growth Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	80.16%(a)
	JPMCB NA CUST FOR VP AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	9.32%	N/A
	JPMCB NA CUST FOR VP MODERATE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	36.29%	N/A
	JPMCB NA CUST FOR VP MODERATELY AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	17.77%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	15.03%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY MODERATE GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	15.35%	N/A
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	96.72%	N/A
VP – Westfield Select Large Cap Growth Fund	COLUMBIA MGMT INVESTMENT ADVSR LLC ATTN KATRINA MACBAIN 50807 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0508	N/A	N/A	93.91%(a)
Statement of Additional Information – May 1, 2026

Fund	Shareholder Name and Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
	JPMCB NA CUST FOR VARIABLE PORTFOLIO U S FLEXIBLE GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	14.92%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO U S FLEXIBLE MODERATE GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	5.07%	N/A
	JPMCB NA CUST FOR VP AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	6.88%	N/A
	JPMCB NA CUST FOR VP MODERATE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	18.69%	N/A
	JPMCB NA CUST FOR VP MODERATELY AGGRESSIVE 4 CHASE METROTECH CTR FL 3RD BROOKLYN NY 11245-0003	Class 1	12.61%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	21.55%	N/A
	JPMCB NA CUST FOR VARIABLE PORTFOLIO MANAGED VOLATILITY MODERATE GROWTH FUND 4 CHASE METROTECH CENTER 3RD FLOOR BROOKLYN NY 11245-0003	Class 1	16.09%	N/A
	RIVERSOURCE LIFE ACCOUNT FOR INSIDE DISTRIBUTION (LIFE) 222 AMERIPRISE FINANCIAL CTR MINNEAPOLIS MN 55474-0002	Class 2	95.60%	N/A
(a)
Combination of all share classes of Columbia Management initial capital and/or investments through accounts managed by Columbia Management or its affiliates.
The Investment Manager, a Minnesota limited liability company, is a wholly owned subsidiary of Ameriprise Financial, Inc. Other Columbia Funds managed by the Investment Manager and its affiliates may hold more than 25% of a Fund.
RiverSource Life Insurance Company (RiverSource Life) is a Minnesota corporation. RiverSource Life Insurance Company is a wholly-owned subsidiary of Ameriprise Financial, Inc.
Protective Life Insurance Company is a Nebraska domiciled life insurance company. Protective Life Insurance Company is wholly owned by Protective Life Corporation, a Delaware corporation, which is a wholly owned subsidiary of Dai ichi Life International Holdings LLC, a subsidiary of Dai ichi Life Holdings, Inc. (Japan).
New York Life Insurance & Annuity Corporation is a Delaware Corporation. New York Life Insurance & Annuity Corporation is a wholly-owned subsidiary of New York Life Insurance Company.
Statement of Additional Information – May 1, 2026

INFORMATION REGARDING PENDING AND SETTLED LEGAL PROCEEDINGS
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Funds are not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the SEC on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Funds. Further, although we believe proceedings are not likely to have a material adverse effect on the Funds or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Funds, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Funds.
NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THE PROSPECTUS OR IN THIS STATEMENT OF ADDITIONAL INFORMATION, WHICH THE PROSPECTUS INCORPORATES BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR PRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST(S). THIS STATEMENT OF ADDITIONAL INFORMATION DOES NOT CONSTITUTE AN OFFERING BY THE TRUST(S) IN ANY JURISDICTION IN WHICH SUCH AN OFFERING MAY NOT LAWFULLY BE MADE.
Statement of Additional Information – May 1, 2026

APPENDIX A — DESCRIPTION OF CREDIT RATINGS
The ratings of S&P Global Ratings, Moody’s Ratings, Fitch, DBRS, and KBRA represent their opinions as to quality. These ratings are not absolute standards of quality and are not recommendations to purchase, sell or hold a security. Issuers and issues are subject to risks that are not evaluated by the rating agencies. When a security is not rated by one of these agencies, it is designated as Not Rated. Securities designated as Not Rated do not necessarily indicate low credit quality, and for such securities the Investment Manager evaluates the credit quality.
The following ratings descriptions, which were derived as of March 19, 2026 from the particular credit rating agency’s website, identify the date such descriptions were then last updated by such credit rating agency.
S&P’s Ratings last updated on December 16, 2025
Long-Term Issue Credit Ratings*
An obligation rated ‘AAA’ has the highest rating assigned by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is extremely strong.
An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitments on the obligation is very strong.
An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitments on the obligation is still strong.
An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken the obligor’s capacity to meet its financial commitments on the obligation.
Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposure to adverse conditions.
An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to the obligor’s inadequate capacity to meet its financial commitments on the obligation.
An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitments on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitments on the obligation.
An obligation rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitments on the obligation.
An obligation rated ‘CC’ is currently highly vulnerable to nonpayment. The ‘CC’ rating is used when a default has not yet occurred but S&P Global Ratings expects default to be a virtual certainty, regardless of the anticipated time to default.
An obligation rated ‘C’ is currently highly vulnerable to nonpayment, and the obligation is expected to have lower relative seniority or lower ultimate recovery compared with obligations that are rated higher.
An obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within the next five business days in the absence of a stated grace period or within the earlier of the stated grace period or the next 30 calendar days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.
*Ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories.
Short-Term Issue Credit Ratings
A short-term obligation rated ‘A-1’ is rated in the highest category by S&P Global Ratings. The obligor’s capacity to meet its financial commitments on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitments on these obligations is extremely strong.
A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitments on the obligation is satisfactory.
Statement of Additional Information – May 1, 2026

A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to weaken an obligor’s capacity to meet its financial commitments on the obligation.
A short-term obligation rated ‘B’ is regarded as vulnerable and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties that could lead to the obligor’s inadequate capacity to meet its financial commitments.
A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitments on the obligation.
A short-term obligation rated ‘D’ is in default or in breach of an imputed promise. For non-hybrid capital instruments, the ‘D’ rating category is used when payments on an obligation are not made on the date due, unless S&P Global Ratings believes that such payments will be made within any stated grace period. However, any stated grace period longer than five business days will be treated as five business days. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions. A rating on an obligation is lowered to ‘D’ if it is subject to a distressed debt restructuring.
Municipal Short-Term Note Ratings
SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.
SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.
SP-3 Speculative capacity to pay principal and interest.
D ‘D’ is assigned upon failure to pay the note when due, completion of a distressed debt restructuring, or the filing of a bankruptcy petition or the taking of similar action and where default on an obligation is a virtual certainty, for example due to automatic stay provisions.
Moody’s Ratings last updated on December 9, 2025
Global Long-Term Rating Scale
Aaa – Obligations rated Aaa are judged to be of the highest quality, subject to the lowest level of credit risk.
Aa – Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A – Obligations rated A are judged to be upper-medium grade and are subject to low credit risk.
Baa – Obligations rated Baa are judged to be medium-grade and subject to moderate credit risk and as such may possess certain speculative characteristics.
Ba – Obligations rated Ba are judged to be speculative and are subject to substantial credit risk.
B – Obligations rated B are considered speculative and are subject to high credit risk.
Caa – Obligations rated Caa are judged to be speculative of poor standing and are subject to very high credit risk.
Ca – Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C – Obligations rated C are the lowest rated and are typically in default, with little prospect for recovery of principal or interest.
Note: Moody’s Ratings appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category. Additionally, a “(hyb)” indicator is appended to all ratings of hybrid securities issued by banks, insurers, finance companies, and securities firms.*
* By their terms, hybrid securities allow for the omission of scheduled dividends, interest, or principal payments, which can potentially result in impairment if such an omission occurs. Hybrid securities may also be subject to contractually allowable write-downs of principal that could result in impairment. Together with the hybrid indicator, the long-term obligation rating assigned to a hybrid security is an expression of the relative credit risk associated with that security.
Global Short-Term Rating Scale
P-1 – Ratings of Prime-1 reflect a superior ability to repay short-term obligations.
P-2 – Ratings of Prime-2 reflect a strong ability to repay short-term obligations.
P-3 – Ratings of Prime-3 reflect an acceptable ability to repay short-term obligations.
NP – Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Statement of Additional Information – May 1, 2026

US Municipal Short-Term Debt and Demand Obligation Ratings
MIG Scale
MIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.
MIG 2 – This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.
MIG 3 – This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.
SG – This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.
VMIG Scale
VMIG 1 – This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections.
VMIG 2 – This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections.
VMIG 3 – This designation denotes acceptable credit quality. Adequate protection is afforded by the satisfactory short-term credit strength of the liquidity provider and structural and legal protections.
SG – This designation denotes speculative-grade credit quality. Demand features rated in this category may be supported by a liquidity provider that does not have a sufficiently strong short-term rating or may lack the structural or legal protections.
For variable rate demand obligations, Moody’s Ratings typically assigns a VMIG rating if the frequency of the payment obligation is less than every three years. If the frequency of the payment obligation is less than three years, but the obligation is payable only with remarketing proceeds, the VMIG short-term rating is not assigned and it is denoted as “NR”.
Fitch’s Ratings last updated on September 19, 2025
Long-Term Obligations Ratings
AAA: Highest Credit Quality.
‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.
AA: Very High Credit Quality.
‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.
A: High Credit Quality.
‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.
BBB: Good Credit Quality.
‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate, but adverse business or economic conditions are more likely to impair this capacity.
BB: Speculative.
‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.
B: Highly Speculative.
‘B’ ratings indicate that material credit risk is present.
CCC: Substantial Credit Risk.
‘CCC’ ratings indicate that substantial credit risk is present.
CC: Very High Levels of Credit Risk.
‘CC’ ratings indicate very high levels of credit risk.
C: Exceptionally High Levels of Credit Risk.
‘C’ indicates exceptionally high levels of credit risk.
Ratings in the categories of ‘CCC’, ‘CC’ and ‘C’ can also relate to obligations or issuers that are in default. In this case, the rating does not opine on default risk but reflects the recovery expectation only.
Statement of Additional Information – May 1, 2026

Corporate Finance defaulted obligations typically are not assigned ‘RD’ or ‘D’ ratings but are instead rated in the ‘CCC’ to ‘C’ rating categories, depending on their recovery prospects and other relevant characteristics.
Short-Term Ratings Assigned to Issuers and Obligations
F1: Highest Short-Term Credit Quality
Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added ‘+’ to denote any exceptionally strong credit feature.
F2: Good Short-Term Credit Quality
Good intrinsic capacity for timely payment of financial commitments.
F3: Fair Short-Term Credit Quality
The intrinsic capacity for timely payment of financial commitments is adequate.
B: Speculative Short-Term Credit Quality
Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.
C: High Short-Term Default Risk
Default is a real possibility.
RD: Restricted Default
Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Typically applicable to entity ratings only.
D: Default
Indicates a broad-based default event for an entity, or the default of a short-term obligation.
The table below reflects typical relationships between the long-term rating and the short-term rating.
Long-Term Rating	Short-Term Rating
AAA	F1+
AA+	F1+
AA	F1+
AA–	F1+
A+	F1 or F1+
A	F1 or F1+
A–	F2 or F1
BBB+	F2 or F1
BBB	F3 or F2
BBB–	F3
BB+	B
BB	B
BB–	B
B+	B
B	B
B–	B
CCC+ / CCC / CCC–	C
CC	C
C	C
RD / D	RD / D
DBRS’s Ratings last updated on December 15, 2025
Long-Term Obligations Scale
All rating categories from AA to CCC contain the subcategories (high) and (low). The absence of either a (high) or (low) designation indicates the credit rating is in the middle of the category.
Statement of Additional Information – May 1, 2026

AAA
Highest credit quality. The capacity for the payment of financial obligations is exceptionally high and unlikely to be adversely affected by future events.
AA
Superior credit quality. The capacity for the payment of financial obligations is considered high. Credit quality differs from AAA only to a small degree. Unlikely to be significantly vulnerable to future events.
A
Good credit quality. The capacity for the payment of financial obligations is substantial, but of lesser credit quality than AA. May be vulnerable to future events, but qualifying negative factors are considered manageable.
BBB
Adequate credit quality. The capacity for the payment of financial obligations is considered acceptable. May be vulnerable to future events.
BB
Speculative, non-investment-grade credit quality. The capacity for the payment of financial obligations is uncertain. Vulnerable to future events.
B
Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet financial obligations.
CCC
Very highly speculative credit quality. In danger of defaulting on financial obligations.
CC / C
Distressed. The CC rating level is generally applied to financial obligations that are seen as highly likely to default or that are subordinated to financial obligations rated in the CCC to B range. The C rating level characterizes financial obligations for which default has not technically taken place but is considered unavoidable.
D / SD
When the issuer has filed under any applicable bankruptcy, insolvency or winding up statute or there is a failure to satisfy a financial obligation after the exhaustion of grace periods, or in cases of a “distressed exchange”, a downgrade to D (Default) may occur. Morningstar DBRS may also use SD (Selective Default) in cases where only some securities are affected, for example in a “distressed exchange”. See our Default Framework for more information.
Commercial Paper and Short-Term Debt Rating Scale
The R-1 and R-2 rating categories are further denoted by the subcategories (high), (middle), and (low).
R-1 (high)
Highest credit quality. The capacity for the payment of short-term financial obligations as they fall due is exceptionally high. Unlikely to be adversely affected by future events.
R-1 (middle)
Superior credit quality. The capacity for the payment of short-term financial obligations as they fall due is very high. Differs from R-1 (high) by a relatively modest degree. Unlikely to be significantly vulnerable to future events.
R-1 (low)
Good credit quality. The capacity for the payment of short-term financial obligations as they fall due is substantial. Overall strength is not as favorable as higher rating categories. May be vulnerable to future events, but qualifying negative factors are considered manageable.
R-2 (high)
Upper end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events.
R-2 (middle)
Adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events or may be exposed to other factors that could reduce credit quality.
R-2 (low)
Lower end of adequate credit quality. The capacity for the payment of short-term financial obligations as they fall due is acceptable. May be vulnerable to future events. A number of challenges are present that could affect the issuer’s ability to meet such obligations.
Statement of Additional Information – May 1, 2026

R-3
Lowest end of adequate credit quality. There is capacity for the payment of short-term financial obligations as they fall due. May be vulnerable to future events and the certainty of meeting such obligations could be impacted by a variety of developments.
R-4
Speculative credit quality. The capacity for the payment of short-term financial obligations as they fall due is uncertain.
R-5
Highly speculative credit quality. There is a high level of uncertainty as to the capacity to meet short-term financial obligations as they fall due.
D
When the issuer has filed under any applicable bankruptcy, insolvency, or winding up statute or there is a failure to satisfy an obligation after the exhaustion of grace periods, a downgrade to D may occur. Morningstar DBRS may also use SD (Selective Default) in cases where only some securities are impacted, such as the case of a “distressed exchange”. See Framework for Assigning Default and Selective Default Ratings for more information.
KBRA’s Ratings, derived from the credit rating agency’s website as of March 19, 2026
Long-Term Credit Rating Scale
AAA: Determined to have almost no risk of loss due to credit-related events. Assigned only to the very highest quality obligors and obligations able to survive extremely challenging economic events.
AA: Determined to have minimal risk of loss due to credit-related events. Such obligors and obligations are deemed very high quality.
A: Determined to be of high quality with a small risk of loss due to credit-related events. Issuers and obligations in this category are expected to weather difficult times with low credit losses.
BBB: Determined to be of medium quality with some risk of loss due to credit-related events. Such issuers and obligations may experience credit losses during stressed environments.
BB: Determined to be of low quality with moderate risk of loss due to credit-related events. Such issuers and obligations have fundamental weaknesses that create moderate credit risk.
B: Determined to be of very low quality with high risk of loss due to credit-related events. These issuers and obligations contain many fundamental shortcomings that create significant credit risk.
CCC: Determined to be at substantial risk of loss due to credit-related events, near default or in default with high recovery expectations.
CC: Determined to be near default or in default with average recovery expectations.
C: Determined to be near default or in default with low recovery expectations.
D: KBRA defines default as occurring if:
■
There is a missed interest payment, principal payment, or preferred dividend payment, as applicable, on a rated obligation which is unlikely to be recovered.
■
The rated entity files for protection from creditors, is placed into receivership, or is closed by regulators such that a missed payment is likely to result.
■
The rated entity seeks and completes a distressed exchange, where existing rated obligations are replaced by new obligations with a diminished economic value.
KBRA may append - or + modifiers to ratings in categories AA through CCC to indicate, respectively, upper and lower risk levels within the broader category.
Short-Term Credit Rating Scale
K1+: Exceptional ability to meet short-term obligations.
K1: Very strong ability to meet short-term obligations.
K2: Strong ability to meet short-term obligations.
K3: Adequate ability to meet short-term obligations.
B: Questionable ability to meet short-term obligations.
C: Little ability to meet short-term obligations.
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D: KBRA defines default as occurring if:
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There is a missed interest payment, principal payment, or preferred dividend payment, as applicable, on a rated obligation which is unlikely to be recovered.
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The rated entity files for protection from creditors, is placed into receivership, or is closed by regulators such that a missed payment is likely to result.
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The rated entity seeks and completes a distressed exchange, where existing rated obligations are replaced by new obligations with a diminished economic value.
With exceptions for certain issuers and sectors, the following correspondence between KBRA's short- and long-term ratings generally holds:
Long-Term Rating	Short-Term Rating
AAA AA+ AA AA–	K1+
A+	K1+ or K1
A	K1
A–	K1 or K2
BBB+	K2
BBB	K2 or K3
BBB–	K3
BB+ BB BB– B+ B B–	B
CCC+ CCC CCC– CC C	C
D	D
Statement of Additional Information – May 1, 2026

APPENDIX B — CORPORATE GOVERNANCE GUIDELINES
Contents
Corporate governance guidelines for equities	B-1
1. Overview of key principles and approach	B-1
2. Role, structure and operation of boards	B-2
3. Board committees	B-5
4. Compensation	B-6
5. Audit, risk and control	B-7
6. Shareholder rights	B-8
7. Reporting	B-9
8. Social and environmental factors	B-10
9. Voting matters	B-11
Corporate governance guidelines for corporate debt	B-13
The following guidelines apply to Columbia Threadneedle Investments’ client accounts to the extent agreed upon and/or permissible including voting on behalf of reo® (Responsible Engagement Overlay) service clients, which gives investors access to our overall engagement and proxy voting service offerings.
Corporate governance guidelines for equities
As an asset management business, we seek to act in the best economic interests of clients when carrying out our investment activities. Our investment clients are retail and institutional investors, including corporate pension funds. Our voting guidelines are applied to all listed equity client portfolios. However, our institutional clients always have the right to determine how we vote their securities. We will always comply with those requests. In addition to these guidelines, general and country-specific voting guidelines are maintained and applied within the voting process. Voting guidelines provide greater detail on resolutions and are drawn directly from these Corporate Governance Guidelines. In executing votes, we may take into account other factors in addition to our voting guidelines, including any discussions we have had with company management, and adjust our vote if we believe the company is acting in the best economic interests of shareholders (and, thus, our clients). We apply our guidelines to client portfolios in a manner that considers our clients’ respective investment objectives and best economic interests. This could result in our voting on a matter the same way (or differently) for different clients.
1. Overview of key principles and approach
Well governed companies are better positioned to manage risks, identify opportunities, and deliver sustainable growth and returns for our clients. These guidelines establish a consistent philosophy and approach to corporate governance and our exercise of voting rights on behalf of our clients.
The approach is based on our view that sustainable growth and returns are supported by the overarching principles of:
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An empowered and effective board and management team;
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Appropriate checks and balances in company management structures;
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Effective systems of internal control and risk management covering all material risks;
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A commitment to promoting throughout the company a culture of transparency and accountability that is grounded in sound business ethics;
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Compensation policies that reward the creation of long-term shareholder value through the achievement of corporate objectives.
We recognize that such principles may be expressed differently in different markets. Therefore, our voting policies take account of local practices and are applied in a pragmatic fashion that reflects an integrated understanding of local and international good practice. In all cases, we aim to achieve the same result: the preservation and enhancement of long-term shareholder value through management accountability and transparency in reporting. We also recognize that companies and industries are not homogeneous and some variation in governance structures and practice is to be expected. Achieving best practice in corporate governance involves ongoing dialogue and collaboration between board, management, and shareholders. We encourage
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companies to engage in the process of shaping and meeting evolving standards of best practice. Although how we vote is guided by a clear set of corporate governance principles and expectations as set out in this document, we approach each company’s case on its merits using our expertise, discretion, and dialogue with companies to do so. For this reason, we encourage companies to contact us with information about any governance practices and challenges unique to the company.
2. Role, structure and operation of boards
We use the term “board” to describe the board of directors and similar supervisory decision-making bodies. The board is ultimately responsible for the management of the company. This is mainly achieved through the delegation of powers to executive management. The board should receive the report of executive management on the conduct of the business and regularly question management on these matters. However, certain matters should be reserved for the board. The board is responsible for setting and testing strategy proposed by executive management, determining the risk appetite for the business, ensuring the independence and effectiveness of external audit, and for succession planning of both executive management and the board. The structure, composition and operation of boards will vary from country to country and company to company. Certain elements of effective boards are universal, and these are detailed below under the following sub-headings:
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Roles and independence;
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Competence, objectivity and refreshment;
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Effective functioning of boards; and
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Communication and accountability to shareholders.
Roles and independence
The composition of the board is of the utmost importance. Boards should have meaningful representation of both executive and non-executive directors. Non-executives should be wholly independent of the company, although we recognize that, in certain cases, connected non-executives have a valuable role to play.
Role of the chair and separation of principal roles
The roles of the chair and chief executive officer (CEO) are substantively different and we have a preference for these being separated. We regard separation of the roles as important for securing a proper balance of authority and responsibility between executive management and the board, as well as preserving accountability within the board. If for any reason the roles are combined (e.g., over an unexpected transitional period) this should be explained and justified in the report and accounts. In all such cases, a strong senior independent non-executive director should be nominated (i.e., a lead independent director).
Executive directors
Including executives in board meetings is essential to enhance discussion and allow independent directors to gain the fullest understanding of company operations. In markets where this is customary, we encourage the appointment of key executives to the board alongside the CEO and the chief financial officer (CFO). The presence of other executives provides additional company knowledge for the board and ensures the board is not solely dependent on the CEO and CFO for input relating to the company’s operations and strategies. However, the number of executive directors should not outweigh the number of independent non-executives.
Non-executive directors
We assess the number of directorships an individual director holds to ensure they have sufficient time and energy to perform their role as a non-executive director properly as this is a demanding role. Factors that determine the appropriate number of directorships are the size of the company, its complexity, its circumstances, other commitments that a director has and the results of board evaluation, among others. We consider that holding multiple directorships in large companies can be excessive even for a full-time non-executive director, especially when considering board committee participation. More than two outside directorships should be avoided for full-time CEOs. More than five directorships should be avoided for non-executive directors of complex companies, especially in developed markets. Where the number of outside directorships does not align with our expectations, then we may take this into account in determining whether to support the re-election of the relevant directors if we conclude this could impede the ability of the company to deliver long term financial performance for its investors.
Proportion of non-executive directors on the board
Difficult decisions that center on the best interest of shareholders arise from open and direct interplay between boards and company executives. It is important to have enough independent non-executive directors for an adequate diversity of views. We expect all widely-held companies to have a majority of independent directors. For companies with controlling shareholders, we expect there to be a minimum of one-third of fully independent directors on the board.
Independence of non-executive directors
Independence of individual directors is valued, but a well-balanced board is valued above all. We will support non- independent directors when they bring skills, sector knowledge and other experience that justify their presence on the board, particularly
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where the appropriate balance of independence is maintained. The criteria for the independence of directors draw on a variety of standards, including the Organisation for Economic Co-operation and Development (OECD) Principles of Corporate Governance, national corporate governance codes, listing rules, and guidance provided by the International Corporate Governance Network, among others. We favour a principles-based approach, which seeks to ensure that directors can act in the interests of the company and its shareholders. Companies should consider using the corporate governance report or annual shareholder meeting materials to explain the board evaluation process, and to justify the value that non-independent directors bring to the board. For non-executive directors we have the preference for them to:
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Not have close family ties with the company’s advisers, directors or senior employees;
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Not serve as a board committee chair if they have served on the board for a period of time that may hinder their independence of thought;
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Not hold cross-directorships or have significant links with other directors (see “Interlocking boards” below);
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Not be major shareholders or representatives of any special interest group, including government representatives in cases of state ownership or representatives of affiliated companies;
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Have no significant commercial involvement with the company as professional advisers, major suppliers or customers;
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Not be entitled to performance-related pay, stock options, pensions, or benefit from large donations to charitable causes of their choice;
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Not normally hold other directorships in companies in a closely-related industry so as to avoid potential conflicts of interest.
Interlocking boards
We seek to ensure that directors are not only independent from the company, but also of one another. We expect companies to disclose interlocking board relationships and to explain how the independence of individual directors is preserved when directors jointly serve on two or more of the same boards1.
Extensive board service and independence
Prolonged membership on a board jeopardizes independence as directors may become close with management and overly invested in prior strategic decisions. Independence is critical to ensuring shareholders have adequate voice inside the boardroom. After a certain length of board service, directors may not be considered fully independent and it may be inappropriate for such directors to serve on committees, such as the audit committee, where absolute independence is a key requirement. We recognize that there is no fixed time period where a director categorically loses independence. Nonetheless, we will consider a respective country’s own regulatory requirement regarding independence where specified. Where the appropriate balance of independence is not met, we may take this into account in determining whether to support the re-election of long-standing directors where we conclude this could impede the ability of the company to deliver long term financial performance for its investors.
Independence of employee representatives
While a number of countries have legislation mandating a certain percentage of employee representatives on the board, we do not consider these individuals to be fully independent. Hence, we expect companies domiciled in countries with mandatory co-determination (the process by which employees elect their representatives to the board) or employee representation to ensure that the board and its committees have adequate representation of truly independent directors.
Competence, objectivity and renewal
Competencies and perspectives
A relevant and suitable range of skills and perspective is critical to the quality of the board, the strategic direction of the company, and its ability to generate long term investment performance for investors. We therefore encourage companies to ensure a wide pool of potential candidates for board and management roles to ensure they draw on the richest possible competencies and experiences. In all cases, candidates must be selected for their ability to oversee and enhance the long term-financial performance of the company. Boards should recruit members with the appropriate combination of skills and experience to meet this goal, whilst also considering how a mix of candidates, based on a range of relevant factors such as gender, race, ethnicity, national origin, education, personal experience or professional background may help to improve the board’s overall performance by encouraging more effective decision making. As boards cannot be transformed overnight, we look for a statement that sets out the board’s approach to advancing an appropriate mix of people at the board, executive management, and company-wide workforce level that can help to enhance, the long term-financial performance of the company. We welcome disclosure of the board’s approach to enhancing long-term financial performance through its consideration of the relevant aforementioned factors and subsequent reporting on progress around its implementation. Where disclosure of this nature is absent, without good reason, and we determine that this could impede the ability of the company to deliver long-term financial performance for its investors, we may take that into account in determining whether to support the re-election of nomination committee chairs or other relevant directors. As part of taking any such decision, we will consider any regulatory requirements and regional practices applicable in relevant jurisdictions.
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Re-election of directors
To ensure that it retains an open and critical perspective, the board should be continually refreshed. For this reason, all directors should be required to submit themselves for re-election at regular intervals. We prefer to have all directors standing for annual election to strengthen the accountability of the board to shareholders. Failing that, we encourage the chair of the board, as well as the chairs of the audit, compensation and nomination committees to stand for annual re-election to strengthen accountability for the core functions of the board. We also believe that a minimum of one-third of board members should stand for election annually.
Nomination of directors
We believe that a board nominating committee composed of a majority of independent non-executive directors is best placed to identify and put forward suitable candidates for the board. We expect companies to put forward only one candidate for each available position as an indication that the company is clear about the value each director brings to the board. We encourage companies to specify each candidate’s qualifications, experiences and skills that are of relevance and importance to the board’s oversight of company strategy.
Balanced composition
Where a nomination committee has not constructed appropriately balanced, independent boards, we may take this into consideration in deciding whether to vote for the election of the chair or members of the nomination committee, where we conclude this could impede the ability of the company to deliver long term financial performance for its investors. Indicators include: an over-reliance on long-standing members; an over-reliance on affiliated directors; and a lack of appropriate diversity characteristics, including gender, race, nationality, ethnicity, etc., that reflect the nature, scope and aspirations of the business.
Effective functioning of boards
Board size
In the case of a two-tier board structure, neither board should be large: between five and 10 members typically is appropriate. A unitary board normally should have between five and 15 members. In the case of overly large boards, and in the absence of a commitment to reduce board size, we may consider this in determining whether to support the election of the nominating or corporate governance committee chair if we conclude that this could impede the ability of the company to deliver long-term financial performance for its investors, unless a clear justification has been provided explaining the need for such a large board.
Two-tier boards
We are agnostic as to the merits of a two-tier board as opposed to a unitary board, and we recognize that a two-tier board structure is the norm in many markets. At the same time, we are aware that there can be challenges in communication between a supervisory board and a management board. Where there is more than one body forming the board, companies should maintain an effective mechanism for the various elements of the board to work together and should explain how this happens. This system should ensure the most effective use is made of all individuals involved so that the company can optimize the unique skills and experiences of their directors.
Board evaluation
Board evaluations are an important tool for improving board performance. All boards should implement an evaluation process that considers the effectiveness of the entire board, its committees, the contributions made by each member, including its systems for interaction between the board and company management, areas for improvement, and behaviors and overall board culture. The nominating or corporate governance committee may oversee the evaluation process and should report general findings and areas for improvement publicly to shareholders. Large or systemically important companies should leverage professional, independent assistance to facilitate evaluations on a periodic basis (typically every three years).
Board meetings & attendance
The board should meet at regular intervals to ensure effective oversight of the company. We regard six meetings per year as a minimum guidance, and often more frequent meetings are necessary. We also expect directors to attend the annual general meeting (AGM), and to facilitate communication with the shareholders whom they represent. The company should disclose the attendance record of individual directors in the AGM report, as well as mechanisms for shareholders to communicate directly with the board. Where directors have poor attendance records or fail to accommodate ordinary course shareholder dialogue, we may take that into account in determining whether to support the election of directors.
Independent and non-executive director (NED) only meetings
NEDs should meet without executive board members present on a regular basis and when circumstances demand. They should also have at least one meeting per year to hold an unconstrained discussion away from day-to-day business matters. Ideally, this should be chaired by a senior or lead independent director, although the chair may be present (provided they are a non- executive). Conversely, in the case of two-tiered boards, supervisory boards should meet with executives on a regular basis to minimize the risk that NEDs could become marginalized from the business.
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Training and mentorship
All directors should receive appropriate training when being onboarded. For example, the onboarding process could include assignment of a board mentor. Mentors are normally long- or medium-standing directors willing to take on the responsibility of providing ad hoc support and context for new directors. All directors should regularly be provided opportunities to attend conferences, classes, or webinars to upskill and remain relevant. Such offerings may be an outcome of the board evaluation process or a request from directors or management directly. We encourage companies to develop regular director training plans.
Communication and accountability
The board should proactively and regularly make itself available for consultation with shareholders. To this end, boards should appoint a senior or lead independent director to fulfil a formal liaison role with key stakeholders. This is most important in cases where the CEO also holds the chair position, has executive responsibilities or was not independent on appointment. Where appropriate, Independent and NEDs should be prepared to discuss matters of strategy, performance, risk, capital structure, standards of operational practice, and oversight of company-specific matters relevant to financially material risks and opportunities.
3. Board committees
We encourage companies to move towards fully independent audit and compensation committees, as well as a nomination committee composed of a majority of independent directors. All board committees should report on their activities annually to shareholders (see section on “Reporting” below).
Audit
The audit committee provides an important safeguard for shareholders and for other stakeholders that rely upon the integrity of the report and accounts as a basis for their investing in the company. The audit committee should consist exclusively of NEDs, all of whom should be independent, and consist of at least three individuals. At least one should have recent and relevant financial, accounting or audit experience, and all audit committee members should be financially literate. The committee should be responsible for assessing the effectiveness, independence, qualifications, expertise and resources of the external auditors (including the quality of audit) and oversee the process of review and issue of the accounts. The audit committee should also be responsible for monitoring and approving related-party transactions and should ensure that any material related-party transactions do not disadvantage minority shareholders. The audit committee is also responsible for publishing the annual audit report, which is essential for investors to evaluate the overall health of the business (see “Reporting” below). The audit committee report should provide meaningful disclosure on the committee’s work and the issues it has addressed. In the event of a significant restatement of accounts or material weakness in internal controls, we may not support the election of members of the audit committee who we consider have not fulfilled their duty to shareholders. We may also take this into account when considering whether to support the election of these directors to the boards of other unrelated companies.
Compensation
The compensation (or remuneration) committee is responsible for setting the compensation of executive directors and senior executives and should coordinate with the company’s human resources function to develop a coherent and effective compensation strategy throughout the company. As a best practice we believe that compensation committees should consist exclusively of independent non-executive directors. We encourage compensation committees to engage in direct dialogue with shareholders when developing compensation policies. (See “4. Compensation” below). The compensation committee must consult with other board functions to ensure that pay mechanisms are well aligned with strategic goals and the company’s appetite for risk. In particular, the compensation committee should work with the board and its committees to determine the appropriate balance in the allocation of profits to employees as incentive payment, to shareholders as dividends, and for retention or reinvestment in the business itself. The committee’s fiduciary duty is also to ensure that the amount of payment to management is fair and appropriate. Finally, the committee should be attentive to compensation across the company to ensure management is delivering on strategic priorities, especially those that enhance shareholder returns, and managing risk effectively. Where we conclude there are significant concerns with the committee’s decision making, or that issues we have identified with pay policies and practices remain unaddressed, we may take this into consideration in determining whether to support the election of the chair and/or members of the compensation committee if we determine such concerns could adversely impact the company’s ability to deliver long-term financial performance for shareholders.
Nomination
A nomination committee should oversee all board and senior executive appointments. Normally it should be a committee of independent non-executive directors and the board chair. In certain instances, it may be appropriate for the committee to leverage management’s advice. Although we prefer a fully independent committee, we recognize that a non-independent director or representative of a large shareholder may be appropriate in some circumstances.
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Corporate governance
We recognize that companies may choose to have the nominating committee or a specific corporate governance committee responsible for corporate governance practices and procedures. Regardless of the structure, the committee should monitor emerging regulatory and industry standards, strive to achieve global best practice, and should consult with shareholders to understand investor expectations.
Corporate responsibility and sustainability
We believe that committees with responsibilities related to oversight of corporate responsibility, ethics or sustainability prudent for purposes of risk management. For example, for large companies that may be exposed to significant such risks, such committees are essential in our view to protecting shareholder value and managing reputational risk.
Business ethics
Whether it is through a committee such as the audit committee or a general board review, it is important that the board affirm its responsibility for reviewing internal business ethics systems, practices, and processes.
4. Compensation
Levels of compensation and other incentives should be designed to promote sustainable, long-term shareholder value creation and reflect the executives’ work and contribution to the company. No director should be involved in setting their own compensation. Given the consistent upward trend in total compensation, we expect careful usage and robust justification of benchmarks. We also wish to see comprehensive disclosure of performance targets as well as actual performance against pre-set targets. We expect justification of base pay levels awarded, and that a significant proportion of total compensation be variable and subject to appropriately challenging performance conditions. We do not set guidelines for levels of compensation beyond the principles mentioned below.
Level of pay
We expect boards to demonstrate an understanding of (and sensitivity to) the views and expectations of shareholders and other key stakeholders, such as employees, when setting executive pay.
Relationship to strategy and risk
We expect companies to demonstrate the alignment of their compensation policy with their overall business strategy and planning. Performance metrics should relate to the company’s articulated strategy and risk tolerance. Targets should be constructed to align executive incentives to the interests of long-term shareholders and should not create incentives for executives to undertake short-term risks that might imperil sustainable long-term performance. We advocate for risk-related preconditions to bonus awards to ensure inappropriate incentive payments are not awarded in the event the company’s financial strength or credit quality deteriorates.
Disclosure
We seek appropriately detailed disclosure of board and management compensation packages. The purpose of the compensation report should not simply be related to compliance, rather it should be to enhance investors’ understanding of the committee’s practices, processes, and goals around compensation. Following the award of the bonus, companies should provide a meaningful analysis in the compensation report of the extent to which relevant targets were met. The compensation report should be written in plain language and include the tax implications for the company. At a minimum, the compensation of all directors, including all non-executive and executive directors, should be disclosed individually. We look for banded disclosure of those individuals at sub-board level who make a significant contribution to the company.
Executive contracts and pensions
Prior to employment contract agreements, companies should actively consider the potential rewards concerning severance in the event of inadequate performance and clarify the performance conditions under which such severance benefits are to be payable. We encourage companies to seek mitigation in case a director has taken up employment elsewhere and to adjust the length and size of any payments accordingly. We recommend that companies make larger severance packages the subject of a shareholder vote.
Share schemes/ share compensation arrangements
We believe that strict guidelines should be observed regarding the issue, or potential issue, of shares for incentive schemes (also known as equity-based compensation plans) both as to the proportion of shares issued and to the rate at which these are issued each year. For us to accept large share schemes, the commercial drivers must outweigh the dilutive impacts. If the company does not provide sufficient disclosure regarding the details of such schemes, we may take this into consideration in deciding whether or not to vote in favour of them, where we conclude that the operation of such schemes could impede the ability of the company to deliver long-term financial performance for investors.
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Equity incentive plans
We support the principle of motivating and rewarding executives through the granting of equity incentives. Performance targets for equity incentive plans should be clearly disclosed and challenging. One-off equity awards should include robust disclosure in the form of justification and procedure (i.e., how the board determined the award). However, overall compensation packages should reflect a range of performance. Generally, we believe executive pay plans should reflect a balance of financial, operational, and relative performance targets. We strongly believe that exceptional performance over a significant period merits an exceptional level of compensation. We oppose retesting of performance conditions and may withhold support of compensation plans where the compensation committee has used its discretion to relax any performance targets previously approved by shareholders.
One-off equity awards should include robust disclosure in the form of justification and procedure (i.e., how the board determined the award). However, frequent use of exceptional awards raises questions over the adequacy of the overall compensation strategy and effectiveness of succession planning. We will take particular care when reviewing equity awards granted for the purposes of recruitment or retention when such awards are not linked to meaningful performance targets. We encourage the inclusion of environmental and social factors in performance bonus payments where they could have a material impact on shareholder returns. We also expect a discussion of the process undertaken by the company to identify the factors it considers relevant to the delivery of long-term shareholder value and why it considers those factors relevant.
Holding periods, vesting and malus/clawback policies
Bonus payments and long-term incentive schemes should be structured to reward long-term growth in shareholder value and be subject to performance-vesting conditions. We encourage companies to include deferred shares as a portion of short-term bonuses. Longer-term incentive plans should be fully share-based, and vesting periods should extend from at least three to five years or longer. We also encourage companies to require longer-term holding periods post vesting. The compensation committee should maintain a malus authority to withhold all or part of performance-based pay from executives before it has vested in cases where it deems it appropriate. The compensation committee should also have clawback authority to recover sums already paid out to executives. This might occur following a significant restatement of accounts, where previously granted awards were paid on the basis of inaccurate figures, or where the long-term outcomes of a specific strategy result in significant value destruction for shareholders.
Employee ownership
Widespread employee ownership can contribute positively to shareholder value, as it further aligns employees’ interests with those of shareholders. Such devices should not, however, be instituted as anti-takeover devices, and should be included within company-wide dilution limits.
5. Audit, risk and control
We recommend that the independent members of the audit committee meet on a regular basis with the company’s auditors and without company management. This may enable a better flow of information between auditors and the board.
Appointment of auditors
The auditors’ performance and appointment should be reviewed periodically. Where the same firm remains as auditor for a period of time, there should be a policy of regular rotation of the lead audit partner. We believe that systematic rotation of audit firms is both desirable and in the best interests of shareholders. We expect audit quality to be the main consideration in the selection of the auditor and expect that shareholders should be given the opportunity to vote on the appointment and payment of auditors.
Auditor liability
We recognize the disproportionate risk that joint & several liability may place upon audit firms. However, we will only consider supporting arrangements to cap auditor liability in exceptional circumstances (e.g., where the risk of a catastrophic and disproportionate claim can be demonstrated).
Fees paid to a company’s auditors in addition to audit fees
Companies should disclose when auditors carry out consultancy work in addition to auditing the company and the audit committee should consider whether there is a risk that an auditor’s impartiality may be jeopardized. The range, nature and tendering process for any such non-audit work should be supervised by the audit committee, whose responsibilities in this area should be fully disclosed. We may consider this in deciding whether to support the re-appointment of the auditor or payment of auditor fees when voting at AGMs if we conclude that such fees may act to impede auditor independence.
Related-party transactions
Many companies are involved in material related-party transactions, which represent a significant risk to shareholders. This risk is mitigated in companies with fully independent audit committees whose responsibility it is to ensure that such transactions are conducted on the basis of arm’s-length valuations. We strongly encourage companies to use such committees for scrutiny, and to
Statement of Additional Information – May 1, 2026

secure prior shareholder approval for material related-party transactions. In the circumstance of continued concerns, we recommend that each company disclose any shareholdings that its controlling shareholders may have in other companies or investment vehicles that have a material interest in the company.
Risk management
The board as a whole is responsible for defining a company’s risk tolerance relative to its strategy and operations—it is also responsible for monitoring the company’s performance relative to defined risks. Financial, operational, and reputational risks that are relevant to the company’s business and performance should be included in this oversight, including material ESG risks. Depending on the size and complexity of the company, a standalone risk management committee may be warranted.
6. Shareholder rights
While the precise nature and scope of shareholder rights vary across jurisdictions and many related aspects of our expectations are touched upon in other parts of these guidelines, a number merit direct mention:
Liaison with shareholders
Board and management teams should be ready, where practicable, to engage in dialogue with shareholders based on an understanding of shared objectives. They should also be proactive in making sure important news is imparted, subject to appropriate inside information procedures, and should react helpfully to investor inquiries. In investment meetings with shareholders, companies should be prepared to address relevant corporate ESG issues.
Issuance of Shares
We respect a company’s right to issue shares to raise capital. However, share issuance should be strictly limited to that which is necessary to maintain business operations and drive company strategy. We will not support requests to increase authorized share capital that exceed 50% of existing capital, unless specific justification has been provided (e.g., to complete a strategically important acquisition or undertake a necessary stock split).
Pre-emption Rights
We believe that pre-emptive rights for existing shareholders are essential. Shares may be issued for cash without pre-emptive rights or for compensation purposes, subject to shareholder approval. Companies should adhere to strict limits for issuing new shares as a proportion of the issued share capital. Furthermore, they should also be subject to flow rates, where appropriate.
Share repurchases
We expect companies to repurchase shares in the market when it is advantageous for the company and its shareholders. Authority to repurchase shares should be subject to shareholder approval.
Controlled companies and share classes with differential voting rights
We favour a share structure that gives all shares equal voting rights. We do not support the issue of shares with impaired or enhanced voting rights. Where differential voting structures exist, this structure should be transparently disclosed to the market. In the case of controlled companies, we will review any request to issue shares with enhanced voting rights to determine why these are necessary and how they will reflect the interests of minority shareholders. We support the principle of one share, one vote, and encourage companies to take steps to eliminate differential voting structures over time or prevent their introduction. Where there are unequal voting rights, we encourage clear and comprehensive disclosure of a timeline regarding the retirement of unequal voting structures (otherwise known as sunset provisions).
Voting caps
We oppose voting caps in principle and believe that all shares should be entitled to full voting rights irrespective of the holding period. However, we recognize the widespread use of voting caps in certain markets, and the benefits accruing to shareholders not subject to a cap. Therefore, at a minimum, we expect companies to clearly disclose any caps and encourage them not to introduce new caps while phasing out existing caps over time.
Mergers and acquisitions, spin-offs and other corporate restructuring
We expect boards to conduct thorough due diligence prior to pursuing any merger or acquisition and to maximize shareholder value in any deal. Where major transactions are not subject to shareholder approval, companies should consider the views of their major shareholders, subject to regulatory constraints and shareholders’ policies concerning insiders. We consider the ESG risk implications of any corporate activity as part of the assessment of such activity, particularly in high-impact industries. We also expect the board to evaluate any potential ESG risks or liabilities of any business combination, including supply chains.
Poison pills
We regard artificial devices to deter bids, known as poison pills, as inappropriate and inefficient unless they are strictly controlled and very limited in duration. We believe that any control-enhancing mechanism or poison pill that entrenches management and protects the company from market pressures is not in the interests of shareholders.
Statement of Additional Information – May 1, 2026

Pension and other similar significant corporate liabilities
Companies should be aware of, and report to shareholders on, significant liabilities such as those arising from unfunded or under-funded pension commitments. The extent of the liability should be reported, and the plans put in place to cover the deficit should also be reported within a reasonable timeframe for action. The principal assumptions used in calculating amounts should form part of this disclosure. Other significant liabilities could include – among others – operational risks that the company faces. The company should provide some indication of how these risks could result in “contingent liabilities.”
Shareholder resolutions
We consider all shareholder resolutions that appear on the ballot and vote in accordance with our view of the long-term economic benefit to shareholders taking into account whether such resolutions may be too prescriptive and consequently, could impede a company’s management determining how best to operate its business. In considering any shareholder resolutions, we will review company and outside data and information, assess peers for benchmarking and consider the proponents’ and company’s arguments in full considering local market norms.
7. Reporting
Companies should have meaningful and transparent disclosure so that investors can obtain a clear understanding of all important and relevant issues. The annual report should provide a full review of the business model and strategy; key performance indicators used to gauge how the company is progressing against its objectives; principal (material) risks and any significant factors affecting the company’s future performance, key achievements; and standards followed during the accounting period. In all markets, we favor reports that are:
■
Comprehensive, covering the strategic direction of the business and all material issues, including any significant changes in the regulatory context and key ESG issues;
■
Balanced, with even-handed treatment of both good and bad aspects of a company;
■
Transparent, with narrative text that leverages plain language, and accounting notes that provide investors with a full understanding of the circumstances underlying the reported figures;
■
Underpinned by Key Performance Indicators (KPIs) that drive business performance, are comparable over time, and are supported by detailed information on how they are calculated;
■
Consistent and joined-up with other company reporting, including the compensation policy and corporate social responsibility or sustainability reporting.
Directors
Adequate biographical information on the directors should be provided for shareholders in advance of the AGM. This should include information about directors’ qualifications and experience, term of office, date of first appointment, level of independence, board committee memberships and other personal and professional commitments that may influence the quality of their contribution and independence (e.g., other directorships, family and social ties, and affiliations with related companies or organizations). For all newly appointed directors, we encourage disclosure of qualifications, experiences and skills that are considered by the board to be of relevance and importance to its oversight of company strategy. To this end, we encourage disclosure of a clear and concise board skills matrix in the proxy voting materials and annual report.
Nomination committee report
The committee should report annually on its activity and the report should provide a detailed discussion of its process for identifying and appointing executive and non-executive directors, including the processes it employs to ensure board membership reflects an appropriate cultural, educational, and professional backgrounds and personal experience. Where necessary, the report should include a thorough discussion of the board’s view of the independence of certain members. The report should also include a robust description of the board evaluation process, cadence, and outcomes (including strengths and opportunities identified).
Audit committee report
The audit committee should report on its conduct during the year and, in particular, any specific matters of judgement relating to the application of accounting principles or the scope of the audit. It should also comment on the process for ensuring the independence of the auditors and for evaluating the impact of non-audit work. The audit committee report should include a narrative description of any related-party transactions, with reference to how these might impact the interests of minority shareholders. Any qualification of the audit statement and all matters raised in the auditor’s report must be fully explained.
Statement of Additional Information – May 1, 2026

System of internal controls and risk management
If the audit committee’s remit includes risk management, the audit committee report should also address the board’s oversight of enterprise-wide risks. Either as part of the audit committee report or a standalone report, the company should explain the results of the board’s review of internal controls, including any identified (or potential) weaknesses in internal controls and how the board plans to respond to these.
Compensation report
We expect all companies to publish an annual compensation report in line with international good governance standards. Good compensation reporting outlines a company’s overall philosophy and its policies and formulas for determining annual, short- and long-term pay. We look for compensation reports to break down fixed versus variable pay and to clearly align total pay packages with long-term shareholder value. The compensation report should clearly disclose specific long-term performance targets and total potential pay-outs.
If short-term performance targets cannot be disclosed due to commercial sensitivity, we expect retrospective disclosure of short- term targets and of actual performance against these targets. We recommend that all companies put the compensation report to a shareholder vote and encourage compensation committee members to actively consult their shareholders prior to the AGM.
Sustainability reporting
We encourage companies to report on any significant ESG risks and opportunities in their annual reports including the systems in place to manage these risks. This may be supported by more detailed disclosure in a separate corporate social responsibility or sustainability report.
Code of corporate governance
Companies should provide a full and clear statement of all matters relating to the application of the provisions of the relevant national code of corporate governance. The way the provisions are put into effect should be clearly discussed. Any deviations should be supported by meaningful explanations.
Code of conduct
Companies should maintain a code of conduct reflecting corporate values and promotion of ethical business practices. Such codes should address business-critical compliance issues including anti-corruption practices.
Reincorporation in a tax or governance haven
To the extent a company has reincorporated in a new legal jurisdiction, we will evaluate all relevant factors that may have an impact on the performance and value of the company in determining whether to support such resolutions. Aggressive tax strategies, even if structured legally, can pose potentially significant reputational and commercial risks for companies. We expect boards to ensure the company’s approach to tax policy is both prudent and sustainable. To that end, we therefore expect companies to disclose how the board is providing such oversight. Companies should provide a suitable amount of information for investors to understand their tax practices and associated risks.
Listings
Companies that are listed on an exchange should comply with the rules and listing requirements of that exchange.
Shareholder resolutions and access to the proxy statement
Shareholder resolutions represent the exercise of a key shareholder right and may encompass a wide range of issues. We encourage companies to engage in constructive dialogue with shareholders and other key stakeholders. Where engagement is unsuccessful, we may support shareholders’ right to submit a shareholder proposal for consideration by all investors. In these instances, companies should behave respectfully by communicating promptly and fully with shareholders while refraining from obstructing the process. The board should provide a full and reasoned response to any shareholder proposal on the ballot. We consider support for shareholder resolutions where the long-term economic benefit to shareholders is evident and taking into account local market norms. We may incorporate into our decision whether a shareholder resolution is binding in nature or advisory (non-binding) in applying the above considerations.
8. Social and environmental factors
We evaluate environmental and social proposals, whether advanced by management or shareholders, based on the materiality of the issue to the company and the potential for the specific action requested in the proposals to advance long-term shareholder value. We recognize that some proposals may identify important company risks even if the proposal is poorly constructed. In such cases, we encourage companies to identify, mitigate and report on their respective risk management approach effectively.
Different approaches to environmental, social, and governance proposals are applied across investment portfolios with a specific ESG orientation (such as a Net Zero commitment), in line with the client requirements. This includes our sustainable and responsible fund ranges, all EU SFDR Art 8 and Art 9 funds, all FCA SDR labelled funds, and our reo® clients.
Statement of Additional Information – May 1, 2026

Environmental and social management
Companies should determine how financially material environmental and social risks and opportunities are addressed via their core business strategy. As part of this process, companies should proactively identify, assess and manage those risks and opportunities, as well as implement robust sustainability governance frameworks to promote accountability and ensure effective oversight and disclosure. Where we conclude that companies’ responses to involvement in significant environmental or social controversies could result in an adverse impact on their ability to deliver long-term financial performance for investors, we will consider this together with other relevant factors in deciding whether to support management resolutions. We may vote in favor of shareholder resolutions seeking improvements in reporting and/or management of environmental or social practices where we have concerns, acting in the best economic interest of our clients, or improvements are proportionate to the risks faced, and are not so prescriptive as to inhibit the ability of management to run the company’s business effectively on a day-to-day basis.
Climate change
We recognize that physical changes to the climate and the global energy transition, present material risks and opportunities to companies across regions and sectors. Where they face material risks, companies should describe how their business strategy incorporates consideration of climate risk and ensure adequate disclosure. Where companies in high-impact sectors fail to provide investment-relevant climate disclosure or do not have a robust climate change risk management strategy, we may support shareholder resolutions which call for improvements, and/or consider voting against certain management resolutions.
A growing number of companies are now producing transition plans and submitting these to shareholders for a vote. We are supportive of transition plans where these help provide investors with clarity on the response of the business to climate risk and opportunity, and how any targets they choose to set will be achieved. We particularly welcome disclosures which include allocation of capex to decarbonisation investments, and key technology and policy dependencies.
Biodiversity
Loss of biodiversity degrades ecosystems which underpin the Earth’s ability to provide regulating, provisioning, cultural and supporting ecosystem benefits. For companies in sectors with high biodiversity impact that fail to provide appropriate disclosure (e.g., CDP Water and/or Forests disclosures), we may take this into account in considering whether to support certain management resolutions where we think this could impede the ability of the company to deliver long term shareholder value.
Sustainability disclosure
A company’s recognition and management of financially material environmental and social exposures and related disclosures provides shareholders with an additional lens through which to assess the quality, leadership, strategic focus, risk management and operational standards of practice of the business. Disclosure of material environmental and social risk factors should be included in the annual report. Additional disclosures may be provided to address certain high-risk topics, and/or to meet regulatory requirements and investor expectations, such as Sustainability Reports.
We will consider shareholder resolutions on sustainability disclosure on a case-by-case basis, considering the adequacy of existing disclosure; the materiality of the issue addressed; and the potential cost of providing the disclosure. We may choose to apply a different vote dependent on the fund or client mandate, as described above.
Social issues
Companies may incur risks to their operations, staff, or reputation as a result of social issues, including labor standards, links to human rights abuses, and operations in conflict zones or in locations at risk of human rights abuses. Risks may be encountered in direct operations or via supply chains. Severe human and labour rights issues often affect the most vulnerable communities and can represent a threat to reputational and operational corporate performance.
Where there is cause for concern, we will consider supporting shareholder resolutions asking companies to develop and implement policies and management systems addressing human rights and security management, using relevant international or industry standards.
Political and charitable donations
Charitable and political donations should be consistent with the company’s stated strategy. (See “Reporting” above). We recommend that the board provide ultimate oversight for political donations and related activity. Furthermore, we believe that companies that undertake charitable giving should have transparent policies and undertake charitable giving programs with due regard for the interests of shareholders and key stakeholders.
9. Voting matters
Annual general meetings
We encourage the holding of physical annual meetings of the shareholders that are supplemented with a robust and accessible virtual (or hybrid) option. If the company decides to provide a hybrid meeting, shareholders joining virtually should be provided the same treatment and transparency as those attending in person.
Statement of Additional Information – May 1, 2026

Vote disclosure
We expect companies to disclose the voting results of their general meetings, both at the meeting and on their websites. This should include a detailed breakdown of votes for and against, as well as abstentions. In the spirit of transparency, we also make available to both our institutional and retail fund customers, as well as to the public, a comprehensive record of our voting by publishing all our votes on our website2. A summary of our voting statistics can be found in our annual Stewardship report.
Shareblocking
We believe that shareblocking—the practice of preventing shares from being transferred for a fixed period prior to the vote at a company meeting—discourages shareholder participation and should be replaced with a record date. Where shareblocking exists, we will follow client policy and may be prevented from voting because of concerns about failed trade settlements and extraordinary cost to clients.
Electronic voting and of use proxy advisory services
We typically exercise voting rights electronically. We currently vote using an electronic voting platform provided by a third-party voting service provider. We do not adopt or follow any third-party voting service providers’ vote recommendations, except as provided for in our Conflicts of Interest Policy or if instructed by clients. Instead, the third-party voting service provider assists us though pre-populating our vote instructions in accordance with our vote policies. Our Corporate Governance and Proxy Voting teams review a proportion of meetings based on an internal prioritization model to ensure all votes are cast in adherence to our policies.
Position on abstentions
Our standard voting approach is to either vote for or against resolutions where these options are available to shareholders. However, there are cases where we consider abstaining to be appropriate—for example, where company practices have improved significantly but do not fully meet our expectations. With respect to shareholder resolutions, we may abstain in cases where we agree with the broader issue highlighted but do not agree with the way in which the resolution prescribes change, or the resolution is consistent with local market norms.
Additional soliciting materials
If we become aware that an issuer has filed additional soliciting materials prior to a proxy vote submission deadline, then we endeavor to review and reflect those in the application of our voting policy where: (a) the submission is published at least five days prior to our earliest client vote cut-off; and (b) the enclosed information is considered to be material towards impacting our voting position.
Stocklending
We observe that stock lending is a widespread market practice involving the sale and contractually pre-agreed repurchase of a stock. We believe that stock lending is an important factor in preserving the liquidity of markets and in facilitating hedging strategies; it can also provide investors with a significant additional return on their investments as the sale repurchase transaction may include a profit margin. Importantly, however, if the term of the instrument coincides with an annual or extraordinary general meeting, the transfer of the voting right impairs the ability of the underlying shareowner to exercise their voting rights. The balance struck between stock lending and voting remains a matter for individual decision-making by clients.
Record dates
We recommend that a record date be set a maximum of five working days prior to AGMs for custodians and registrars to clearly establish those shareholders eligible to vote. This will give time for all relevant formalities to be completed and serves the same purpose as shareblocking without the disruptions noted above.
Voting systems
All companies should conduct voting by poll, rather than relying on a show of hands. We believe that shareholders have the right to appoint any reasonable person as proxy to vote their shares, either in person or electronically. We encourage the introduction of electronic voting systems that are accurate and provide an effective audit trail of votes cast.
Bundled resolutions
Resolutions put to company meetings should cover single issues, or issues that are clearly interdependent. Any other practice potentially reduces the value of votes and can lead to opposition to otherwise acceptable proposals. We will normally oppose resolutions that contain such inappropriately bundled provisions.
Any other business
We expect to vote on resolutions where the content has been made clear to shareholders and is in the interests of the company and its shareholders. Where a resolution invites shareholders to vote on “any other business,” we will systematically vote against.
Political and charitable donations
We welcome the opportunity to vote on company donations if material. With respect to donations to political parties or to organizations closely associated with political parties, we believe the board is best positioned to oversee the appropriateness of such spending and should review as often as is necessary to ensure congruency with both corporate strategy and values.
Statement of Additional Information – May 1, 2026

Amendments to Articles
We are generally unsupportive of amendments to the articles of incorporation which limits the liability of company officers.
Corporate governance guidelines for corporate debt
In most companies and in most sectors, debt forms a core part of a company’s long-term permanent capital. This is particularly true in the case of financial institutions and many utilities. In this context, a company’s providers of debt capital share a similar exposure to long-term material risks as its shareholders. However, while creditors are theoretically more protected from financial problems than shareholders, both are affected by a company’s ability to generate long-term operating profits and cash flows to allow for debt service, dividend payments and capital appreciation. Financial, operational, and reputational risks relating to ESG factors can affect a company’s ability to generate stable cash flows to honor its financial obligations. Indeed, there is a clear convergence among corporate creditors and shareholders on many issues affecting a company’s management of risks relating to its performance. It is also worth noting that compared to equity investors, creditors have relatively more limited upside potential in investment returns, as income is fixed, not variable. This can cause creditors to be relatively risk-averse and focus on companies avoiding the downside − namely the possibility that their financial contracts will not be honored. In this regard, robust identification and management of material ESG risks is a form of enterprise risk management that serves to promote the long-term stability of the company and ultimately protect creditor interests, including the value, performance, and liquidity of fixed income portfolios.
What we expect from bond issuers
As an investor in bonds and other forms of corporate debt instruments, we expect debt issuers to conduct their business in a way that protects creditor interests. This includes showing proper respect for shareholder interests, as a sustainable company must maintain access to both equity and debt capital. Our fixed income engagement focuses on those aspects of governance that reflect a company’s overall risk profile, a key concern for creditors. These include:
1. Clarity on financial policy. Companies should be transparent to both creditors and shareholders regarding their financial policies. Particularly with regard to creditors, a company’s reporting should include a policy statement on the use of debt and the level of credit quality the company wishes to utilize. It may be appropriate for a company to pursue a higher-risk strategy involving debt finance. This strategy, however, should be clear to both existing and prospective debt investors so that it can be reflected both in pricing and the fundamental investment decision.
2. Risk management. The company’s risk management and risk governance are fundamental concerns for both creditors and shareholders. This not only relates to basic internal controls, but also to risk management in the broadest enterprise-wide context − incorporating financial, operational and reputational factors. In this context, ESG factors can present significant risks to the company and its investors.
3. Board effectiveness. Bondholders want boards to be aware of creditors’ interests and to demonstrate appropriate regard for maintaining and building the long-term financial health of the company. Creditors also want strong and effective boards that are able to oversee company management and provide appropriate checks and balances to prevent abuse.
4. Audit process. A particular focus of creditors is a robust audit process, including an independent audit, appropriate accounting policies and high standards of transparency and disclosure in financial reporting.
5. Compensation. Performance metrics reflecting a company’s own financial strength and stability can (and should) be reflected in company incentive structures. Such metrics may include relevant ESG metrics and feature as a component of a balanced scorecard guiding annual bonus awards.
Endnotes:
1
Such interlocking relationships can raise concerns when there is an imbalance of power between the two directors.
2
See vote disclosure webpage here
SAI7950_12_005_(05/26)
Statement of Additional Information – May 1, 2026

PART C. OTHER INFORMATION
Item 28. Exhibits

Exhibit Number	Exhibit Description	Filed Herewith or Incorporated by Reference	Information About the Filing that Includes the Document Incorporated by Reference
			Registrant that Made the Filing	File No. of Such Registrant	Type of Filing	Exhibit of Document in that Filing	Filing Date
(a)(1)	Amendment No. 1 to the Agreement and Declaration of Trust effective September 11, 2007	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Registration Statement on Form N-1A	(a)(1)	9/28/2007
(a)(2)	Amendment No. 2 to the Agreement and Declaration of Trust effective April 9, 2008	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #2 on Form N-1A	(a)(2)	4/21/2008
(a)(3)	Amendment No. 3 to the Agreement and Declaration of Trust effective January 8, 2009	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #5 on Form N-1A	(a)(3)	4/29/2009
(a)(4)	Amendment No. 4 to the Agreement and Declaration of Trust effective January 14, 2010	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #8 on Form N-1A	(a)(4)	4/14/2010
(a)(5)	Amendment No. 5 to the Agreement and Declaration of Trust effective April 6, 2010	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #9 on Form N-1A	(a)(5)	4/30/2010
(a)(6)	Amendment No. 6 to the Agreement and Declaration of Trust effective November 11, 2010	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #15 on Form N-1A	(a)(6)	4/29/2011
(a)(7)	Amendment No. 7 to the Agreement and Declaration of Trust effective January 13, 2011	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #15 on Form N-1A	(a)(7)	4/29/2011
(a)(8)	Amendment No. 8 to the Agreement and Declaration of Trust effective September 15, 2011	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #20 on Form N-1A	(a)(8)	3/2/2012
(a)(9)	Amendment No. 9 to the Agreement and Declaration of Trust effective January 12, 2012	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #20 on Form N-1A	(a)(9)	3/2/2012
(a)(10)	Amendment No. 10 to the Agreement and Declaration of Trust effective June 14, 2012	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #31 on Form N-1A	(a)(10)	4/26/2013
(a)(11)	Amendment No. 11 to the Agreement and Declaration of Trust effective September 13, 2012	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #31 on Form N-1A	(a)(11)	4/26/2013
(a)(12)	Amendment No. 12 to the Agreement and Declaration of Trust effective January 16, 2013	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #31 on Form N-1A	(a)(12)	4/26/2013
(a)(13)	Amendment No. 13 to the Agreement and Declaration of Trust effective April 17, 2013	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #31 on Form N-1A	(a)(13)	4/26/2013
(a)(14)	Amendment No. 14 to the Agreement and Declaration of Trust effective April 11, 2014	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #38 on Form N-1A	(a)(14)	4/29/2014
(a)(15)	Amendment No. 15 to the Agreement and Declaration of Trust effective April 14, 2015	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #46 on Form N-1A	(a)(15)	5/15/2015
(a)(16)	Amendment No. 16 to the Agreement and Declaration of Trust effective April 19, 2016	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #50 on Form N-1A	(a)(16)	4/28/2016

Exhibit Number	Exhibit Description	Filed Herewith or Incorporated by Reference	Information About the Filing that Includes the Document Incorporated by Reference
			Registrant that Made the Filing	File No. of Such Registrant	Type of Filing	Exhibit of Document in that Filing	Filing Date
(a)(17)	Amendment No. 17 to the Agreement and Declaration of Trust effective November 14, 2016	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #54 on Form N-1A	(a)(17)	2/17/2017
(a)(18)	Amendment No. 18 to the Agreement and Declaration of Trust effective April 21, 2017	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #55 on Form N-1A	(a)(18)	4/27/2017
(a)(19)	Amendment No. 19 to the Agreement and Declaration of Trust effective November 14, 2017	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #59 on Form N-1A	(a)(19)	12/19/2017
(a)(20)	Amendment No. 20 to the Agreement and Declaration of Trust effective December 19, 2017	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #61 on Form N-1A	(a)(20)	2/21/2018
(a)(21)	Amendment No. 21 to the Agreement and Declaration of Trust effective May 1, 2018	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #66 on Form N-1A	(a)(21)	12/7/2018
(a)(22)	Amendment No. 22 to the Agreement and Declaration of Trust effective September 13, 2018	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #66 on Form N-1A	(a)(22)	12/7/2018
(a)(23)	Amendment No. 23 to the Agreement and Declaration of Trust effective January 31, 2019	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #68 on Form N-1A	(a)(23)	4/26/2019
(a)(24)	Amendment No. 24 to the Agreement and Declaration of Trust effective June 19, 2019	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #71 on Form N-1A	(a)(24)	4/28/2020
(a)(25)	Amendment No. 25 to the Agreement and Declaration of Trust effective October 9, 2020	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #76 on Form N-1A	(a)(25)	4/1/2021
(a)(26)	Amendment No. 26 to the Agreement and Declaration of Trust effective July 17, 2021	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #80 on Form N-1A	(a)(26)	10/29/2021
(a)(27)	Amendment No. 27 to the Agreement and Declaration of Trust effective June 23, 2022	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #85 on Form N-1A	(a)(27)	10/31/2022
(a)(28)	Amendment No. 28 to the Agreement and Declaration of Trust effective June 27, 2024	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #95 on Form N-1A	(a)(28)	11/13/2024
(a)(29)	Amendment No. 29 to the Agreement and Declaration of Trust effective March 27, 2025	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #97 on Form N-1A	(a)(29)	4/7/2025
(b)	By-laws, effective September 6, 2007, most recently amended October 2, 2020	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #76 on Form N-1A	(b)	4/1/2021
(c)	Stock Certificate: Not Applicable.
(d)(1)	Management Agreement (amended and restated), dated April 25, 2016, between Columbia Management Investment Advisers, LLC, Registrant, Columbia Funds Series Trust and Columbia Funds Series Trust II	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #50 on Form N-1A	(d)(1)	4/28/2016

Exhibit Number	Exhibit Description	Filed Herewith or Incorporated by Reference	Information About the Filing that Includes the Document Incorporated by Reference
			Registrant that Made the Filing	File No. of Such Registrant	Type of Filing	Exhibit of Document in that Filing	Filing Date
(d)(1)(i)
Schedule A and Schedule B, effective
July 1, 2025, to the Management
Agreement (amended and restated),
dated April 25, 2016, between Columbia
Management Investment Advisers, LLC,
the Registrant, Columbia Funds Series
Trust and Columbia Funds Series Trust
II
		Incorporated by Reference	Columbia Funds Series Trust	333-89661	Post-Effective Amendment #215 on Form N-1A	(d)(1)(i)	7/25/2025
(d)(2)	Management Agreement, dated November 15, 2017, between Columbia Management Investment Advisers, LLC, the Registrant, Columbia Funds Series Trust and Columbia Funds Series Trust II	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #59 on Form N-1A	(d)(2)	12/19/2017
(d)(2)(i)
Schedule A and Schedule B, effective
December 7, 2021, to the Management
Agreement, dated November 15, 2017,
between Columbia Management
Investment Advisers, LLC, the
Registrant, Columbia Funds Series Trust
and Columbia Funds Series Trust II
		Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #227 on Form N-1A	(d)(2)(i)	12/7/2021
(d)(3)
Management Agreement, effective May
1, 2016, between Columbia Management
Investment Advisers, LLC and CVPCSF
Offshore Fund, Ltd., a wholly-owned
subsidiary of Columbia Variable
Portfolio - Commodity Strategy Fund, a
series of Columbia Funds Variable Series
Trust II
		Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #50 on Form N-1A	(d)(3)	4/28/2016
(d)(4)	Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Allspring Global Investments, LLC (formerly known as Wells Capital Management Incorporated), dated June 15, 2021	Incorporated by Reference	Columbia Funds Series Trust I	2-99356	Post-Effective Amendment #389 on Form N-1A	(d)(12)	11/23/2021
(d)(4)(i)	Amendment No. 1, dated November 4, 2022, to the Subadvisory Agreement between Columbia Management Investment Advisers, LLC and Allspring Global Investments, LLC, dated June 15, 2021	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #86 on Form N-1A	(d)(4)(i)	3/31/2023
(d)(4)(ii)
Amendment No. 2, dated December 9,
2025, to the Subadvisory Agreement
between Columbia Management
Investment Advisers, LLC and Allspring
Global Investments, LLC, dated June 15,
2021, as amended November 4, 2022
		Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #102 on Form N-1A	(d)(4)(ii)	2/19/2026
(d)(5)(i)	Amended and Restated Subadvisory Agreement, dated April 26, 2018, between Columbia Management Investment Advisers, LLC and BlackRock Financial Management, Inc.	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #62 on Form N-1A	(d)(6)(i)	4/27/2018
(d)(5)(ii)	Sub-Subadvisory Agreement, dated April 26, 2018, between BlackRock Financial Management, Inc. and BlackRock International Limited	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #62 on Form N-1A	(d)(6)(ii)	4/27/2018

Exhibit Number	Exhibit Description	Filed Herewith or Incorporated by Reference	Information About the Filing that Includes the Document Incorporated by Reference
			Registrant that Made the Filing	File No. of Such Registrant	Type of Filing	Exhibit of Document in that Filing	Filing Date
(d)(6)	Subadvisory Agreement, dated January 2, 2018, between Columbia Management Investment Advisers, LLC and CenterSquare Investment Management LLC	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #61 on Form N-1A	(d)(7)	2/21/2018
(d)(7)	Subadvisory Agreement, dated March 27, 2025, between Columbia Management Investment Advisers, LLC and Goldman Sachs Asset Management, L.P.	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #100 on Form N-1A	(d)(8)	4/28/2025
(d)(8)	Amended and Restated Subadvisory Agreement, dated November 23, 2021, between Columbia Management Investment Advisers, LLC and J.P. Morgan Investment Management Inc.	Incorporated by Reference	Columbia Funds Series Trust I	2-99356	Post-Effective Amendment #392 on Form N-1A	(d)(19)	2/17/2022
(d)(8)(i)
Amendment No. 1, dated September 9,
2022, to the Amended and Restated
Subadvisory Agreement between
Columbia Management Investment
Advisers, LLC and J.P. Morgan
Investment Management Inc., dated
November 23, 2021
		Incorporated by Reference	Columbia Funds Series Trust I	2-99356	Post-Effective Amendment #399 on Form N-1A	(d)(19)(i)	10/3/2022
(d)(8)(ii)
Amendment No. 2, dated March 27,
2025, to the Amended and Restated
Subadvisory Agreement between
Columbia Management Investment
Advisers, LLC and J.P. Morgan
Investment Management Inc., dated
November 23, 2021, as amended
September 9, 2022
		Incorporated by Reference	Columbia Funds Series Trust I	2-99356	Post-Effective Amendment #427 on Form N-1A	(d)(13)(ii)	6/2/2025
(d)(8)(iii)
Amendment No. 3, dated June 26, 2025,
to the Amended and Restated
Subadvisory Agreement between
Columbia Management Investment
Advisers, LLC and J.P. Morgan
Investment Management Inc., dated
November 23, 2021, as amended
September 9, 2022 and March 27, 2025
		Incorporated by Reference	Columbia Funds Series Trust I	2-99356	Post-Effective Amendment #428 on Form N-1A	(d)(13)(iii)	7/25/2025
(d)(9)	Subadvisory Agreement, dated March 15, 2022, between Columbia Management Investment Advisers, LLC and Principal Global Investors, LLC	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #84 on Form N-1A	(d)(23)	4/28/2022
(d)(9)(i)	Amendment No. 1, dated June 27, 2024, to Subadvisory Agreement, dated March 15, 2022, between Columbia Management Investment Advisers, LLC and Principal Global Investors, LLC	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #95 on Form N-1A	(d)(10)(i)	11/13/2024
(d)(10)	Subadvisory Agreement, dated March 22, 2021, between Columbia Management Investment Advisers, LLC and Pzena Investment Management, LLC	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #81 on Form N-1A	(d)(12)	4/4/2022
(d)(10)(i)	Amendment No. 1, dated June 27, 2024, to Subadvisory Agreement, dated March 22, 2021, between Columbia Management Investment Advisers, LLC and Pzena Investment Management, LLC	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #95 on Form N-1A	(d)(11)(i)	11/13/2024

Exhibit Number	Exhibit Description	Filed Herewith or Incorporated by Reference	Information About the Filing that Includes the Document Incorporated by Reference
			Registrant that Made the Filing	File No. of Such Registrant	Type of Filing	Exhibit of Document in that Filing	Filing Date
(d)(11)(i)	Subadvisory Agreement, dated March 17, 2020, between Columbia Management Investment Advisers, LLC and Schroder Investment Management North America Inc.	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #72 on Form N-1A	(d)(17)(i)	5/12/2020
(d)(11)(i)(a)	Amendment No. 1, dated January 26, 2021, to the Subadvisory Agreement, dated March 17, 2020, between Columbia Management Investment Advisers, LLC and Schroder Investment Management North America Inc.	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #76 on Form N-1A	(d)(17)(iii)	4/1/2021
(d)(11)(i)(b)
Amendment No. 2, dated November 4,
2022, to the Subadvisory Agreement,
dated March 17, 2020, as amended
January 26, 2021, between Columbia
Management Investment Advisers, LLC
and Schroder Investment Management
North America Inc.
		Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #86 on Form N-1A	(d)(13)(iii)	3/31/2023
(d)(11)(ii)
Sub-Subadvisory Agreement, dated
March 17, 2020, between Columbia
Management Investment Advisers, LLC,
Schroder Investment Management North
America Inc. and Schroder Investment
Management North America Ltd
		Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #72 on Form N-1A	(d)(17)(ii)	5/12/2020
(d)(12)	Subadvisory Agreement, dated March 27, 2025, between Columbia Management Investment Advisers, LLC and Segall Bryant & Hamill, LLC	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #101 on Form N-1A	(d)(13)	11/3/2025
(d)(13)	Subadvisory Agreement, dated September 14, 2016, between Columbia Management Investment Advisers, LLC and T. Rowe Price Associates, Inc.	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #53 on Form N-1A	(d)(29)	11/14/2016
(d)(13)(i)	Amendment No. 1, dated July 24, 2018, to the Subadvisory Agreement, dated September 14, 2016, between Columbia Management Investment Advisers, LLC and T. Rowe Price Associates, Inc.	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #66 on Form N-1A	(d)(22)(i)	12/7/2018
(d)(13)(ii)
Amendment No. 2, dated November 9,
2018, to the Subadvisory Agreement,
dated September 14, 2016, as amended
July 24, 2018, between Columbia
Management Investment Advisers, LLC
and T. Rowe Price Associates, Inc.
		Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #66 on Form N-1A	(d)(22)(ii)	12/7/2018
(d)(13)(iii)
Amendment No. 3, dated March 19,
2019, to the Subadvisory Agreement,
dated September 14, 2016, as amended
July 24, 2018 and November 9, 2018
between Columbia Management
Investment Advisers, LLC and T. Rowe
Price Associates, Inc.
		Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #70 on Form N-1A	(d)(22)(iii)	5/20/2019
(d)(13)(iv)
Amendment No. 4, dated June 23, 2022,
to the Subadvisory Agreement, dated
September 14, 2016, as amended July
24, 2018, November 9, 2018 and March
19, 2019 between Columbia
Management Investment Advisers, LLC
and T. Rowe Price Associates, Inc.
		Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #85 on Form N-1A	(d)(16)(iv)	10/31/2022

Exhibit Number	Exhibit Description	Filed Herewith or Incorporated by Reference	Information About the Filing that Includes the Document Incorporated by Reference
			Registrant that Made the Filing	File No. of Such Registrant	Type of Filing	Exhibit of Document in that Filing	Filing Date
(d)(13)(v)
Amendment No. 5, dated September 9,
2022, to the Subadvisory Agreement,
dated September 14, 2016, as amended
July 24, 2018, November 9, 2018, March
19, 2019 and June 23, 2022 between
Columbia Management Investment
Advisers, LLC and T. Rowe Price
Associates, Inc.
		Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #85 on Form N-1A	(d)(16)(v)	10/31/2022
(d)(13)(vi)
Amendment No. 6, dated November 15,
2024, to the Subadvisory Agreement,
dated September 14, 2016, as amended
July 24, 2018, November 9, 2018, March
19, 2019, June 23, 2022 and September
9, 2022 between Columbia Management
Investment Advisers, LLC and T. Rowe
Price Associates, Inc.
		Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #96 on Form N-1A	(d)(14)(vi)	02/12/2025
(d)(14)	Amendment and Restated Subadvisor Agreements, Integrating Prior Subadvisory Agreement, dated January 1, 2026, between Columbia Management Investment Advisers, LLC and TCW Investment Management Company	Incorporated by Reference	Columbia Funds Series Trust I	2-99356	Post-Effective Amendment #432 on Form N-1A	(d)(21)	12/22/2025
(d)(15)	Subadvisory Agreement, dated November 4, 2022, between Columbia Management Investment Advisers, LLC and Thompson, Siegel & Walmsley LLC	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #86 on Form N-1A	(d)(18)	3/31/2023
(d)(15)(i)	Amendment No. 1, dated June 27, 2024, to the Subadvisory Agreement, dated November 4, 2022, between Columbia Management Investment Advisers, LLC and Thompson, Siegel & Walmsley LLC	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #95 on Form N-1A	(d)(17)(i)	11/13/2024
(d)(16)	Subadvisory Agreement, dated June 19, 2013, between Columbia Management Investment Advisers, LLC and Victory Capital Management Inc.	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #39 on Form N-1A	(d)(29)	5/15/2014
(d)(16)(i)	Amendment No. 1, as of May 13, 2019, to Subadvisory Agreement, dated June 19, 2013, between Columbia Management Investment Advisers, LLC and Victory Capital Management Inc.	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #71 on Form N-1A	(d)(22)(i)	4/28/2020
(d)(17)	Subadvisory Agreement, dated March 17, 2020, between Columbia Management Investment Advisers, LLC and Walter Scott & Partners Limited	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #73 on Form N-1A	(d)(24)	5/15/2020
(d)(17)(i)
Amendment No. 1, dated June 27, 2024,
to the Subadvisory Agreement between
Columbia Management Investment
Advisers, LLC and Walter Scott &
Partners Limited, on behalf of Multi-
Manager International Equity Strategies
Fund, dated March 17, 2020
		Incorporated by Reference	Columbia Funds Series Trust I	2-99356	Post-Effective Amendment #419 on Form N-1A	(d)(24)(i)	8/23/2024
(d)(18)	Subadvisory Agreement, dated March 27, 2025, between Columbia Management Investment Advisers, LLC and Wellington Management Company LLP	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #100 on Form N-1A	(d)(19)	4/28/2025

Exhibit Number	Exhibit Description	Filed Herewith or Incorporated by Reference	Information About the Filing that Includes the Document Incorporated by Reference
			Registrant that Made the Filing	File No. of Such Registrant	Type of Filing	Exhibit of Document in that Filing	Filing Date
(d)(19)	Subadvisory Agreement, dated June 21, 2017, between Columbia Management Investment Advisers, LLC and Westfield Capital Management Company, L.P.	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #57 on Form N-1A	(d)(36)	9/18/2017
(d)(19)(i)	Amendment No.1, as of March 14, 2024, to the Subadvisory Agreement, dated June 21, 2017, between Columbia Management Investment Advisers, LLC and Westfield Capital Management Company, L.P.	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #94 on Form N-1A	(d)(21)(i)	4/25/2024
(d)(20)	Subadvisory Agreement, dated March 19, 2019, between Columbia Management Investment Advisers, LLC and William Blair Investment Management, LLC	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #70 on Form N-1A	(d)(26)	5/20/2019
(d)(20)(i)	Amendment No. 1, as of March 22, 2021, to the Subadvisory Agreement, dated March 19, 2019, between Columbia Management Investment Advisers, LLC and William Blair Investment Management, LLC	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #79 on Form N-1A	(d)(25)(i)	4/28/2021
(d)(20)(ii)
Amendment No. 2, as of December 15,
2022, to the Subadvisory Agreement,
dated March 19, 2019, as amended
March 22, 2021, between Columbia
Management Investment Advisers, LLC
and William Blair Investment
Management, LLC
		Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #86 on Form N-1A	(d)(23)(ii)	3/31/2023
(d)(20)(iii)
Amendment No. 3, as of June 27, 2024,
to the Subadvisory Agreement, dated
March 19, 2019, as amended March 22,
2021 and December 15, 2022, between
Columbia Management Investment
Advisers, LLC and William Blair
Investment Management, LLC
		Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #95 on Form N-1A	(d)(22)(iii)	11/13/2024
(e)(1)	Distribution Agreement, dated March 1, 2025, by and between Registrant, Columbia Funds Variable Insurance Trust, Wanger Advisors Trust and Columbia Management Investment Distributors, Inc.	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #97 on Form N-1A	(e)(1)	4/7/2025
(e)(1)(i)
Schedule I, effective July 1, 2025, and
Schedule II, dated September 7, 2010, to
the Distribution Agreement, dated March
1, 2025, between Registrant, Columbia
Funds Variable Insurance Trust,
Columbia Funds Variable Series Trust
and Columbia Management Investment
Distributors, Inc.
		Incorporated by Reference	Columbia Funds Variable Series Trust	33-83548	Post-Effective Amendment #54 on Form N-1A	(e)(1)(i)	7/23/2025
(f)	Deferred Compensation Plan, adopted as of December 31, 2020	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Post-Effective Amendment #218 on Form N-1A	(f)	2/25/2021
(g)(1)	Second Amended and Restated Master Global Custody Agreement with JPMorgan Chase Bank, N.A., dated March 7, 2011	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #39 on Form N-1A	(g)(1)	5/15/2014

Exhibit Number	Exhibit Description	Filed Herewith or Incorporated by Reference	Information About the Filing that Includes the Document Incorporated by Reference
			Registrant that Made the Filing	File No. of Such Registrant	Type of Filing	Exhibit of Document in that Filing	Filing Date
(g)(2)
Addendum (related to Columbia Variable
Portfolio – Emerging Markets Bond
Fund and Columbia Variable Portfolio –
Managed Volatility Fund, now known as
Variable Portfolio – Managed Volatility
Moderate Growth Fund), dated March 9,
2012, and Addendum (related to
Columbia Variable Portfolio –
Commodity Strategy Fund), dated
March 15, 2013, to the Second Amended
and Restated Master Global Custody
Agreement with JPMorgan Chase Bank,
N.A., dated March 7, 2011
		Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #39 on Form N-1A	(g)(2)	5/15/2014
(g)(3)
Side letter (related to the China Connect
Service on behalf of Columbia Variable
Portfolio - Emerging Markets Fund and
Columbia Variable Portfolio – Overseas
Core Fund (formerly known as
Columbia Variable Portfolio – Select
International Equity Fund)), dated
March 6, 2018, to the Second Amended
and Restated Master Global Custody
Agreement with JPMorgan Chase Bank,
N.A., dated March 7, 2011
		Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #62 on Form N-1A	(g)(3)	4/27/2018
(g)(4)
Addendum (related to Columbia Variable
Portfolio – Select Large Cap Equity
Fund, effective May 1, 2026, Columbia
Variable Portfolio – Cornerstone Equity
Fund), dated November 8, 2017, to the
Second Amended and Restated Master
Global Custody Agreement with
JPMorgan Chase Bank, N.A., dated
March 7, 2011
		Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #59 on Form N-1A	(g)(4)	12/19/2017
(g)(5)	Addendum, effective April 4, 2016, to the Second Amended and Restated Master Global Custody Agreement with JPMorgan Chase Bank, N.A., dated March 7, 2011	Incorporated by Reference	Columbia Funds Series Trust I	2-99356	Post-Effective Amendment #297 on Form N-1A	(g)(7)	5/30/2017
(g)(6)	Custody Agreement, effective November 1, 2025, with State Street Bank and Trust Company	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #101 on Form N-1A	(g)(6)	11/3/2025
(h)(1)	Shareholder Services Agreement by and between the Registrant, Columbia Funds Variable Insurance Trust, Wanger Advisors Trust and Columbia Management Investment Services Corp., dated April 1, 2025	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #97 on Form N-1A	(h)(1)	4/7/2025
(h)(1)(i)
Schedule A, effective July 1, 2025, and
Schedule B, effective July 1, 2017, to the
Shareholder Services Agreement by and
between the Registrant, Columbia Funds
Variable Insurance Trust, Columbia
Funds Variable Series Trust and
Columbia Management Investment
Services Corp., dated April 1, 2025
		Incorporated by Reference	Columbia Funds Variable Series Trust	33-83548	Post-Effective Amendment #54 on Form N-1A	(h)(1)(i)	7/23/2025

Exhibit Number	Exhibit Description	Filed Herewith or Incorporated by Reference	Information About the Filing that Includes the Document Incorporated by Reference
			Registrant that Made the Filing	File No. of Such Registrant	Type of Filing	Exhibit of Document in that Filing	Filing Date
(h)(2)
Amended and Restated Fee Waiver and
Expense Cap Agreement, effective July
1, 2025, between Columbia Management
Investment Advisers, LLC, Columbia
Management Investment Distributors,
Inc., Columbia Management Investment
Services Corp., Columbia Acorn Trust,
Columbia Credit Income Opportunities
Fund, Columbia Funds Series Trust,
Columbia Funds Series Trust I,
Columbia Funds Series Trust II,
Columbia Funds Variable Insurance
Trust, Columbia Funds Variable Series
Trust, and Columbia Funds Variable
Series Trust II
		Incorporated by Reference	Columbia Acorn Trust	2-34223	Post-Effective Amendment #120 on Form N-1A	(h)(2)	7/18/2025
(h)(2)(i)
Schedule A, as of July 1, 2025, to the
Amended and Restated Fee Waiver and
Expense Cap Agreement, effective July
1, 2025, between Columbia Management
Investment Advisers, LLC, Columbia
Management Investment Distributors,
Inc., Columbia Management Investment
Services Corp., Columbia Acorn Trust,
Columbia Credit Income Opportunities
Fund, Columbia Funds Series Trust,
Columbia Funds Series Trust I,
Columbia Funds Series Trust II,
Columbia Funds Variable Insurance
Trust, Columbia Funds Variable Series
Trust and Columbia Funds Variable
Series Trust II
		Incorporated by Reference	Columbia Acorn Trust	2-34223	Post-Effective Amendment #120 on Form N-1A	(h)(2)(i)	7/18/2025
(h)(3)
Agreement and Plan of Reorganization,
dated September 11, 2007, between
RiverSource Variable Portfolio Funds,
each a series of a Minnesota corporation,
and corresponding RiverSource Variable
Portfolio Funds, each a series of
RiverSource Variable Series Trust, now
known as Columbia Funds Variable
Series Trust II, a Massachusetts business
trust, and between RiverSource Variable
Portfolio – Core Bond Fund, a series of
RiverSource Variable Series Trust, and
RiverSource Variable Portfolio –
Diversified Bond Fund, a series of
RiverSource Variable Series Trust, now
known as Columbia Funds Variable
Series Trust II
		Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #2 on Form N-1A	(h)(5)	4/21/2008
(h)(4)	Agreement and Plan of Reorganization, dated December 20, 2010	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #15 on Form N-1A	(h)(9)	4/29/2011
(h)(5)	Agreement and Plan of Redomiciling, dated December 20, 2010	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #15 on Form N-1A	(h)(10)	4/29/2011
(h)(6)	Agreement and Plan of Reorganization, dated October 9, 2012	Incorporated by Reference	Columbia Funds Series Trust	333-89661	Post-Effective Amendment #117 on Form N-1A	(h)(9)	5/30/2013

Exhibit Number	Exhibit Description	Filed Herewith or Incorporated by Reference	Information About the Filing that Includes the Document Incorporated by Reference
			Registrant that Made the Filing	File No. of Such Registrant	Type of Filing	Exhibit of Document in that Filing	Filing Date
(h)(7)	Agreement and Plan of Reorganization, dated December 17, 2015	Incorporated by Reference	Columbia Funds Series Trust	333-208706	Registration Statement on Form N-14	(4)	12/22/2015
(h)(8)	Amended and Restated Credit Agreement, as of October 23, 2025	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #101 on Form N-1A	(h)(8)	11/3/2025
(h)(9)	Master Inter-Fund Lending Agreement, dated May 1, 2018	Incorporated by Reference	Columbia Funds Series Trust II	333-131683	Registration Statement on Form N-1A	(h)(11)	5/25/2018
(h)(9)(i)	Schedule A and Schedule B, effective July 1, 2025, to the Master Inter-Fund Lending Agreement dated May 1, 2018	Incorporated by Reference	Columbia Funds Series Trust I	2-99356	Post-Effective Amendment #428 on Form N-1A	(h)(10)(i)	7/25/2025
(h)(10)(i)
Fund of Funds Investment Agreement,
dated August 10, 2023, between
BlackRock ETF Trust, BlackRock ETF
Trust II, iShares Trust, iShares, Inc.,
IShares U.S. ETF Trust and Columbia
Funds Series Trust, Columbia Funds
Series Trust I, Columbia Funds Series
Trust II and Columbia Funds Variable
Series Trust II
		Incorporated by Reference	Columbia Funds Series Trust I	2-99356	Post-Effective Amendment #407 on Form N-1A	(h)(11)	8/24/2023
(h)(10)(i)(a)
Schedule A, as amended May 27, 2025,
to the Fund of Funds Investment
Agreement, dated August 10, 2023,
between BlackRock ETF Trust,
BlackRock ETF Trust II, iShares Trust,
iShares, Inc., iShares U.S. ETF Trust and
Columbia Funds Series Trust, Columbia
Funds Series Trust I, Columbia Funds
Series Trust II, Columbia Funds Variable
Insurance Trust and Columbia Funds
Variable Series Trust II
		Incorporated by Reference	Columbia Funds Series Trust	333-89661	Post-Effective Amendment #214 on Form N-1A	(h)(10)(i)	6/26/2025
(h)(10)(ii)
Fund of Funds Investment Agreement,
dated January 19, 2022, between
Vanguard Funds and Columbia Funds
Series Trust I, Columbia Funds Variable
Insurance Trust and Columbia Funds
Variable Series Trust II
		Incorporated by Reference	Columbia Funds Series Trust I	2-99356	Post-Effective Amendment #392 on Form N-1A	(h)(13)	2/17/2022
(h)(10)(ii)(a)
Schedule A to Fund of Funds Investment
Agreement, dated January 19, 2022,
between Vanguard Funds and Columbia
Funds Series Trust I, Columbia Funds
Variable Insurance Trust and Columbia
Funds Variable Series Trust II
		Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #101 on Form N-1A	(h)(10)(ii)(a)	11/3/2025
(h)(10)(iii)	Fund of Funds Investment Agreement, dated January 11, 2022, between Legg Mason Partners Variable Equity Trust and Columbia Funds Variable Insurance Trust and Columbia Funds Variable Series Trust II	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #81 on Form N-1A	(h)(10)(iii)	4/4/2022

Exhibit Number	Exhibit Description	Filed Herewith or Incorporated by Reference	Information About the Filing that Includes the Document Incorporated by Reference
			Registrant that Made the Filing	File No. of Such Registrant	Type of Filing	Exhibit of Document in that Filing	Filing Date
(h)(10)(iv)
Fund of Funds Investment Agreement,
dated January 19, 2022, between SPDR
S&P 500 ETF Trust and SPDR Dow
Jones Industrial Average ETF Trust and
Columbia Funds Variable Insurance
Trust and Columbia Funds Variable
Series Trust II
		Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #81 on Form N-1A	(h)(10)(iv)	4/4/2022
(h)(11)	Form of Indemnification Agreement	Incorporated by Reference	Columbia Acorn Trust	2-34223	Post-Effective Amendment #120 on Form N-1A	(h)(8)	7/18/2025
(i)(1)	Opinion and consent of counsel as to the legality of the securities being registered	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #38 on Form N-1A	(i)	4/29/2014
(i)(2)
Opinion and consent of counsel as to the
legality of the securities being registered
for Columbia Variable Portfolio – Select
Large Cap Equity Fund (effective May 1,
2026, Columbia Variable Portfolio –
Cornerstone Equity Fund)
		Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #59 on Form N-1A	(i)(2)	12/19/2017
(j)	Consent of Independent Registered Public Accounting Firm	Filed Herewith	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #103 on Form N-1A	(j)	4/27/2026
(k)	Omitted Financial Statements: Not Applicable.
(l)	Initial Capital Agreement: Not Applicable.
(m)(1)	Plan of Distribution and Agreement of Distribution, effective May 1, 2009, amended and restated March 7, 2011, between the Registrant and Columbia Management Investment Distributors, Inc.	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #38 on Form N-1A	(m)(1)	4/29/2014
(m)(1)(i)
Schedule A, effective July 1, 2025, to the
Plan of Distribution and Agreement of
Distribution, effective May 1, 2009,
amended and restated March 7, 2011,
between the Registrant and Columbia
Management Investment Distributors,
Inc.
		Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #101 on Form N-1A	(m)(1)(i)	11/3/2025
(n)	Rule 18f – 3(d) Plan, amended and restated July 1, 2025	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #101 on Form N-1A	(n)	11/3/2025
(o)	Reserved.
(p)(1)	Code of Ethics adopted under Rule 17j-1 for Registrant, effective March 2019	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #68 on Form N-1A	(p)(1)	4/26/2019
(p)(2)	Columbia Threadneedle Investments Global Personal Account Dealing and Code of Ethics, effective September 2025	Incorporated by Reference	Columbia ETF Trust I	333-209996	Post-Effective Amendment #48 on Form N-1A	(p)(2)	12/17/2025

Exhibit Number	Exhibit Description	Filed Herewith or Incorporated by Reference	Information About the Filing that Includes the Document Incorporated by Reference
			Registrant that Made the Filing	File No. of Such Registrant	Type of Filing	Exhibit of Document in that Filing	Filing Date
(p)(3)	Allspring Global Investments, LLC Code of Ethics effective September 1, 2025	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #102 on Form N-1A	(p)(3)	2/19/2026
(p)(4)	BNY Mellon Code of Conduct (for Walter Scott & Partners Limited) revised September 12, 2025	Incorporated by Reference	Columbia Funds Series Trust I	2-99356	Post-Effective Amendment #432 on Form N-1A	(p)(23)	12/22/2025
(p)(5)	CenterSquare Investment Management LLC Code of Ethics, effective May 15, 2021	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #80 on Form N-1A	(p)(6)	10/29/2021
(p)(6)	J.P. Morgan Investment Management Inc. Code of Ethics effective April 26, 2023	Incorporated by Reference	Columbia Funds Series Trust I	2-99356	Post-Effective Amendment #407 on Form N-1A	(p)(14)	8/24/2023
(p)(7)	Principal Global Investors, LLC Code of Ethics, effective October 1, 2025, reviewed September 29, 2025	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #102 on Form N-1A	(p)(9)	2/19/2026
(p)(8)	Pzena Investment Management, LLC Code of Ethics, revised June 2025	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #101 on Form N-1A	(p)(10)	11/3/2025
(p)(9)	Schroder Investment Management North America Inc. Code of Ethics, effective May 1, 2017, revised April 2020, September 2021 and August 2025	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #102 on Form N-1A	(p)(11)	2/19/2026
(p)(10)	Segall Bryant & Hamill, LLC Code of Ethics, effective January 2, 2025	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #101 on Form N-1A	(p)(12)	11/3/2025
(p)(11)	T. Rowe Price Group, Inc. and Its Affiliates Code of Ethics, as of July 1, 2025	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #101 on Form N-1A	(p)(13)	11/3/2025
(p)(12)	Code of Ethics of TCW Investment Management Company LLC, dated September 16, 2025	Incorporated by Reference	Columbia Funds Series Trust I	2-99356	Post-Effective Amendment #431 on Form N-1A	(p)(21)	11/24/2025
(p)(13)	Thompson, Siegel & Walmsley LLC Code of Ethics, updated September 15, 2025	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #102 on Form N-1A	(p)(15)	2/19/2026
(p)(14)	Victory Capital Management Inc. Code of Ethics, effective April 1, 2025	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #101 on Form N-1A	(p)(16)	11/3/2025
(p)(15)	Wellington Management Company LLP Code of Ethics, effective December 2023	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #100 on Form N-1A	(p)(18)	4/28/2025
(p)(16)	Westfield Capital Management Company, L.P. Code of Ethics, as of October 21, 2024	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #97 on Form N-1A	(p)(18)	4/7/2025

Exhibit Number	Exhibit Description	Filed Herewith or Incorporated by Reference	Information About the Filing that Includes the Document Incorporated by Reference
			Registrant that Made the Filing	File No. of Such Registrant	Type of Filing	Exhibit of Document in that Filing	Filing Date
(p)(17)	William Blair Investment Management, LLC Code of Ethics, as of October 25, 2023	Incorporated by Reference	Columbia Funds Variable Series Trust II	333-146374	Post-Effective Amendment #91 on Form N-1A	(p)(21)	4/1/2024
Item 29. Persons Controlled by or Under Common Control with the Registrant
Columbia Management Investment Advisers, LLC (the investment manager or Columbia Management), as sponsor of the Columbia funds, may make initial capital investments in Columbia funds (seed accounts). Columbia Management also serves as investment manager of certain Columbia funds-of-funds that invest primarily in shares of affiliated funds (the underlying funds). Columbia Management does not make initial capital investments or invest in underlying funds for the purpose of exercising control. However, since these ownership interests may be significant, in excess of 25%, such that Columbia Management may be deemed to control certain Columbia funds, procedures have been put in place to assure that public shareholders determine the outcome of all actions taken at shareholder meetings. Specifically, Columbia Management (which votes proxies for the seed accounts) and the Boards of Trustees of the affiliated funds-of-funds (which votes proxies for the affiliated funds-of-funds) vote on each proposal in the same proportion as the vote of the direct public shareholders vote; provided, however, that if there are no direct public shareholders of an underlying fund or if direct public shareholders represent only a minority interest in an underlying fund, the Fund may cast votes in accordance with instructions from the independent members of the Board.
Item 30. Indemnification
Article Five of the Bylaws of the Registrant provides that the Registrant shall indemnify each of its trustees and officers (including persons who serve at Registrant's request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) who are not employees or officers of any investment adviser to Registrant or any affiliated person thereof and its chief compliance officer, regardless of whether such person is an employee or officer of any investment adviser to Registrant or any affiliated person thereof, and each of its other trustees and officers (including persons who serve at Registrant's request as directors, officers or trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise) (i.e., those who are employees or officers of any investment adviser to Registrant or any affiliated person thereof) (Covered Persons), to the fullest extent authorized by applicable law against all liabilities and expenses in connection with the defense or disposition of any proceeding in which such Covered Person may be or may have been involved or with which such Covered Person may be or may have been threatened, while in office or thereafter, by reason of any alleged act or omission as a trustee or officer or by reason of his or her being or having been such a Covered Person, all as more fully set forth in the Bylaws, which are filed as an exhibit to the registration statement.
The Registrant has also agreed in an indemnification agreement to indemnify to the fullest extent authorized by applicable law against all liabilities and expenses incurred in connection with the defense or disposition any proceeding in which a trustee may be or may have been threatened by reason of any alleged act or omission as a trustee or by reason of being or having been a trustee, except with respect to any matter as to which the trustee shall have been finally adjudicated not to have acted in good faith in the reasonable belief that such trustee’s action was in the best interests of the Registrant, all as more fully set forth in the indemnification agreement with each trustee, a form of which has been filed as an exhibit to this registration statement.
Section 17(h) of the Investment Company Act of 1940 (1940 Act) provides that no instrument pursuant to which Registrant is organized or administered shall contain any provision which protects or purports to protect any trustee or officer of Registrant against any liability to Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.
The Registrant’s Declaration of Trust, and in the case of a trustee, the indemnification agreement provides that nothing in the Declaration of Trust or indemnification agreement shall protect any trustee or officer against any liabilities to the Registrant or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or position with or on behalf of the Registrant and the Registrant’s Bylaws provides that no Covered Person shall be indemnified against any liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person’s office.
Pursuant to the Distribution Agreement, Columbia Management Investment Distributors, Inc. agrees to indemnify the Registrant, its officers and trustees against claims, demands, liabilities and expenses under specified circumstances, all as more fully set forth in the Registrant’s Distribution Agreement, which has been filed as an exhibit to the registration statement.

The Registrant may be party to other contracts that include indemnification provisions for the benefit of the Registrant’s trustees and officers.
The trustees and officers of the Registrant and the personnel of the Registrant’s investment adviser and principal underwriter are insured under an errors and omissions liability insurance policy. Registrant’s investment adviser, Columbia Management Investment Advisers, LLC, maintains investment advisory professional liability insurance to insure it, for the benefit of Registrant and its non-interested trustees, against loss arising out of any effort, omission, or breach of any duty owed to Registrant or any series of Registrant by Columbia Management Investment Advisers, LLC.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the 1933 Act) may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Registrant’s organizational instruments or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission (SEC), such indemnification is against public policy as expressed in the 1933 Act and, therefore, is unenforceable.
Item 31. Business and Other Connections of the Investment Adviser
To the knowledge of the Registrant, none of the directors or officers of Columbia Management Investment Advisers, LLC (Columbia Management), the Registrant’s investment adviser, or any subadviser to a series of the Registrant, except as set forth below, are or have been, at any time during the Registrant’s past two fiscal years, engaged in any other business, profession, vocation or employment of a substantial nature.
(1)
Columbia Management, a wholly owned subsidiary of Ameriprise Financial, Inc., performs investment advisory services for the Registrant and certain other clients. Information regarding the business of Columbia Management and the directors and principal officers of Columbia Management is also included in the Form ADV filed by Columbia Management with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-25943), which information is incorporated herein by reference. In addition to their position with Columbia Management, certain directors and officers of Columbia Management also hold various positions with, and engage in business for, Ameriprise Financial, Inc. or its other subsidiaries.
(2)
Allspring Global Investments, LLC performs investment management services for the Registrant and certain other clients. Information regarding the business of Allspring Global Investments, LLC and certain of its officers is set forth in the Prospectus(es) and Statement of Additional Information of the Registrant’s series subadvised by Allspring Global Investments, LLC and is incorporated herein by reference. Information about the business of Allspring Global Investments, LLC and the directors and principal executive officers of Allspring Global Investments, LLC is also included in the Form ADV filed by Allspring Global Investments, LLC with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-21122), which information is incorporated herein by reference.
(3)
BlackRock Financial Management, Inc. performs investment management services for the Registrant and certain other clients. Information regarding the business of BlackRock Financial Management, Inc. is set forth in the Prospectus(es) and Statement of Additional Information of the Registrant’s series that are subadvised by BlackRock Financial Management, Inc. and is incorporated herein by reference. Information about the business of BlackRock Financial Management, Inc. and the directors and principal executive officers of BlackRock Financial Management, Inc. is also included in the Form ADV filed by BlackRock Financial Management, Inc. with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-48433), which information is incorporated herein by reference.
(4)
BlackRock International Limited performs investment management services for the Registrant and certain other clients. Information regarding the business of BlackRock International Limited is set forth in the Prospectus(es) and Statement of Additional Information of the Registrant’s series that are subadvised by BlackRock International Limited and is incorporated herein by reference. Information about the business of BlackRock International Limited and the directors and principal executive officers of BlackRock International Limited is also included in the Form ADV filed by BlackRock International Limited with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-51087), which information is incorporated herein by reference.
(5)
CenterSquare Investment Management LLC performs investment management services for the Registrant and certain other clients. Information regarding the business of CenterSquare Investment Management LLC is set forth in the Prospectus(es) and Statement of Additional Information of the Registrant’s series that are subadvised by CenterSquare Investment Management LLC and is incorporated herein by reference. Information about the business of CenterSquare Investment Management LLC and the directors and principal executive officers of CenterSquare Investment Management LLC is also included in the Form ADV filed by CenterSquare Investment Management LLC with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-111965), which information is incorporated herein by reference.

(6)
FIAM LLC performs investment management services for the Registrant and certain other clients. Information regarding the business of FIAM LLC is set forth in the Prospectus(es) and Statement of Additional Information of the Registrant’s series that are subadvised by FIAM LLC and is incorporated herein by reference. Information about the business of FIAM LLC and the directors and principal executive officers of FIAM LLC is also included in the Form ADV filed by FIAM LLC with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-63658), which information is incorporated herein by reference.
(7)
FMR Investment Management (UK) Limited performs investment management services for the Registrant and certain other clients. Information regarding the business of FMR Investment Management (UK) Limited is set forth in the Prospectus(es) and Statement of Additional Information of the Registrant’s series that are subadvised by FMR Investment Management (UK) Limited and is incorporated herein by reference. Information about the business of FMR Investment Management (UK) Limited and the directors and principal executive officers of FMR Investment Management (UK) Limited is also included in the Form ADV filed by FMR Investment Management (UK) Limited with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-28773), which information is incorporated herein by reference.
(8)
Goldman Sachs Asset Management, LP performs investment management services for the Registrant and certain other clients. Information regarding the business of Goldman Sachs Asset Management, LP. is set forth in the Prospectus(es) and Statement of Additional Information of the Registrant’s series that are subadvised by Goldman Sachs Asset Management, LP and is incorporated herein by reference. Information about the business of Goldman Sachs Asset Management, LP and the directors and principal executive officers of Goldman Sachs Asset Management, LP is also included in the Form ADV filed by Goldman Sachs Asset Management, LP with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-37591), which information is incorporated herein by reference.
(9)
J.P. Morgan Investment Management Inc. performs investment management services for the Registrant and certain other clients. Information regarding the business of J.P. Morgan Investment Management Inc. is set forth in the Prospectus(es) and Statement of Additional Information of the Registrant’s series that are subadvised by J.P. Morgan Investment Management Inc. and is incorporated herein by reference. Information about the business of J.P. Morgan Investment Management Inc. and the directors and principal executive officers of J.P. Morgan Investment Management Inc. is also included in the Form ADV filed by J.P. Morgan Investment Management Inc. with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-21011), which information is incorporated herein by reference.
(10)
Principal Global Investors, LLC performs investment management services for the Registrant and certain other clients. Information regarding the business of Principal Global Investors, LLC is set forth in the Prospectus(es) and Statement of Additional Information of the Registrant’s series that are subadvised by Principal Global Investors, LLC and is incorporated herein by reference. Information about the business of Principal Global Investors, LLC and the directors and principal executive officers of Principal Global Investors, LLC is also included in the Form ADV filed by Principal Global Investors, LLC with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-55959), which information is incorporated herein by reference.
(11)
Pzena Investment Management, LLC performs investment management services for the Registrant and certain other clients. Information regarding the business of Pzena Investment Management, LLC is set forth in the Prospectus(es) and Statement of Additional Information of the Registrant’s series that are subadvised by Pzena Investment Management, LLC and is incorporated herein by reference. Information about the business of Pzena Investment Management, LLC and the directors and principal executive officers of Pzena Investment Management, LLC is also included in the Form ADV filed by Pzena Investment Management, LLC with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-50838), which information is incorporated herein by reference.
(12)
Schroder Investment Management North America Inc. performs investment management services for the Registrant and certain other clients. Information regarding the business of Schroder Investment Management North America Inc. is set forth in the Prospectus(es) and Statement of Additional Information of the Registrant’s series that are subadvised by Schroder Investment Management North America Inc. and is incorporated herein by reference. Information about the business of Schroder Investment Management North America Inc. and the directors and principal executive officers of Schroder Investment Management North America Inc. is also included in the Form ADV filed by Schroder Investment Management North America Inc. with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-15834), which information is incorporated herein by reference.
(13)
Schroder Investment Management North America Ltd performs investment management services for the Registrant and certain other clients. Information regarding the business of Schroder Investment Management North America Ltd is set forth in the Prospectus(es) and Statement of Additional Information of the Registrant’s series that are subadvised by Schroder Investment Management North America Ltd and is incorporated herein by reference. Information about the business of Schroder Investment Management North America Ltd and the directors and principal executive officers of Schroder Investment Management North America Ltd is also included in the Form ADV filed by Schroder Investment Management North America Ltd with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-37163), which information is incorporated herein by reference.
(14)
Segall Bryant & Hamill, LLC performs investment management services for the Registrant and certain other clients. Information regarding the business of Segall Bryant & Hamill, LLC is set forth in the Prospectus(es) and Statement of Additional Information of the Registrant’s series that are subadvised by Segall Bryant & Hamill, LLC and is incorporated herein by reference. Information about the business of Segall Bryant & Hamill, LLC and the directors and principal executive officers of Segall Bryant & Hamill, LLC is also included in the Form ADV filed by Segall Bryant & Hamill, LLC with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-47232), which information is incorporated herein by reference.
(15)
T. Rowe Price Associates, Inc. performs investment management services for the Registrant and certain other clients. Information regarding the business of T. Rowe Price Associates, Inc. is set forth in the Prospectus(es) and Statement of Additional Information of the Registrant’s series that are subadvised by T. Rowe Price Associates, Inc. and is incorporated herein by reference. Information about the business of T. Rowe Price Associates, Inc. and the directors and principal executive officers of T. Rowe Price Associates, Inc. is also included in the Form ADV filed by T. Rowe Price Associates, Inc. with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-856), which information is incorporated herein by reference.
(16)
TCW Investment Management Company LLC performs investment management services for the Registrant and certain other clients. Information regarding the business of TCW Investment Management Company LLC is set forth in the Prospectus(es) and Statement of Additional Information of the Registrant’s series that are subadvised by TCW Investment Management Company LLC and is incorporated herein by reference. Information about the business of TCW Investment Management Company LLC and the directors and principal executive officers of TCW Investment Management Company LLC is also included in the Form ADV filed by TCW Investment Management Company LLC with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-29075), which information is incorporated herein by reference.
(17)
Thompson, Siegel & Walmsley LLC performs investment management services for the Registrant and certain other clients. Information regarding the business of Thompson, Siegel & Walmsley LLC is set forth in the Prospectus(es) and Statement of Additional Information of the Registrant’s series that are subadvised by Thompson, Siegel & Walmsley LLC and is incorporated herein by reference. Information about the business of Thompson, Siegel & Walmsley LLC and the directors and principal executive officers of Thompson, Siegel & Walmsley LLC is also included in the Form ADV filed by Thompson, Siegel & Walmsley LLC with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-6273), which information is incorporated herein by reference.
(18)
Victory Capital Management Inc. performs investment management services for the Registrant and certain other clients. Information regarding the business of Victory Capital Management Inc. is set forth in the Prospectus(es) and Statement of Additional Information of the Registrant’s series that are subadvised by Victory Capital Management Inc. and is incorporated herein by reference. Information about the business of Victory Capital Management Inc. and the directors and principal executive officers of Victory Capital Management Inc. is also included in the Form ADV filed by Victory Capital Management Inc. with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-46878), which information is incorporated herein by reference.
(19)
Walter Scott & Partners Limited performs investment management services for the Registrant and certain other clients. Information regarding the business of Walter Scott & Partners Limited is set forth in the Prospectus(es) and Statement of Additional Information of the Registrant’s series that are subadvised by Walter Scott & Partners Limited and is incorporated herein by reference. Information about the business of Walter Scott & Partners Limited and the directors and principal executive officers of Walter Scott & Partners Limited is also included in the Form ADV filed by Walter Scott & Partners Limited with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-19420), which information is incorporated herein by reference.
(20)
Wellington Management Company LLP performs investment management services for the Registrant and certain other clients. Information regarding the business of Wellington Management Company LLP and certain of its officers is set forth in the Prospectus(es) and Statement of Additional Information of the Registrant’s series subadvised by Wellington Management Company LLP and is incorporated herein by reference. Information about the business of Wellington Management Company LLP and the directors and principal executive officers of Wellington Management Company LLP is also included in the Form ADV filed by Wellington Management Company LLP with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-15908), which information is incorporated herein by reference.

(21)
Westfield Capital Management Company, L.P. performs investment management services for the Registrant and certain other clients. Information regarding the business of Westfield Capital Management Company, L.P. is set forth in the Prospectus(es) and Statement of Additional Information of the Registrant’s series that are subadvised by Westfield Capital Management Company, L.P. and is incorporated herein by reference. Information about the business of Westfield Capital Management Company, L.P. and the directors and principal executive officers of Westfield Capital Management Company, L.P. is also included in the Form ADV filed by Westfield Capital Management Company, L.P. with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-69413), which information is incorporated herein by reference.
(22)
William Blair Investment Management, LLC performs investment management services for the Registrant and certain other clients. Information regarding the business of William Blair Investment Management, LLC is set forth in the Prospectus(es) and Statement of Additional Information of the Registrant’s series that are subadvised by William Blair Investment Management, LLC and is incorporated herein by reference. Information about the business of William Blair Investment Management, LLC and the directors and principal executive officers of William Blair Investment Management, LLC is also included in the Form ADV filed by William Blair Investment Management, LLC with the SEC pursuant to the Investment Advisers Act of 1940 (File No. 801-80640), which information is incorporated herein by reference.
Item 32. Principal Underwriter
(a)
Columbia Management Investment Distributors, Inc. acts as principal underwriter for the following investment companies, including the Registrant:
Columbia Acorn Trust; Columbia Funds Series Trust; Columbia Credit Income Opportunities Fund; Columbia Funds Series Trust I; Columbia Funds Series Trust II; Columbia Funds Variable Insurance Trust; Columbia Funds Variable Series Trust (formerly Wanger Advisors Trust); and Columbia Funds Variable Series Trust II.
(b)
As to each director, officer or partner of Columbia Management Investment Distributors, Inc.

Name and Principal Business Address*	Position and Offices with Principal Underwriter	Positions and Offices with Registrant
William F. Truscott	President, Chief Executive Officer and Chairman of the Board	Senior Vice President
Francine Asselta	Vice President and Head of North America Institutional	None
Michael S. Mattox	Chief Financial Officer	None
Michael E. DeFao	Vice President, Chief Legal Officer and Assistant Secretary	Vice President and Assistant Secretary
Stephen O. Buff	Vice President, Chief Compliance Officer	None
James Bumpus	Vice President and Head of Intermediary Markets and Director	None
Gary Rawdon	Vice President – Distribution Strategy, Planning and Execution	None
Marc Zeitoun	Vice President and Head of North America Product and Director	None
Suzanne Lieb	Vice President and Head of North America Marketing	None
Wendy B. Mahling	Secretary	None
Matthew Bolinksy	Vice President and Assistant Secretary	Assistant Secretary
Joseph L. D’Alessandro	Vice President and Assistant Secretary	Vice President and Assistant Secretary
Amy L. Hackbarth	Vice President and Assistant Secretary	Assistant Secretary
Ryan C. Larrenaga	Vice President and Assistant Secretary	Board Member, Senior Vice President, Chief Legal Officer and Secretary
Christopher O. Petersen	Vice President and Assistant Secretary	Senior Vice President and Assistant Secretary
Odeh Stevens	Vice President and Assistant Secretary	None
Kayla Sylvia	Vice President and Assistant Secretary	None
Lee Thoresen	Vice President and Assistant Secretary	None
Shweta J. Jhanji	Vice President and Treasurer	None
Kristin Weisser	Conflicts Officer	None
*
The principal business address of Columbia Management Investment Distributors, Inc. is 290 Congress Street, Boston, MA 02210.
(c)
Not Applicable.

Item 33. Location of Accounts and Records
Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder include:
■
Registrant, 290 Congress Street, Boston, MA 02210;
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Registrant’s investment adviser and administrator, Columbia Management Investment Advisers, LLC, 290 Congress Street, Boston, MA 02210;
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Registrant’s subadviser, Allspring Global Investments, LLC, 1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203;
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Registrant’s subadviser, BlackRock Financial Management, Inc., 50 Hudson Yards, New York, NY 10001;
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Registrant’s sub-subadviser, BlackRock International Limited, Exchange Place One, 1 Semple Street, Edinburgh, EH3 8BL, Scotland;
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Registrant’s subadviser, CenterSquare Investment Management LLC, Eight Tower Bridge, 161 Washington Street, 7th Floor, Conshohocken, PA 19428;
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Registrant’s subadviser, FIAM LLC, 900 Salem Street, Smithfield, RI 02917;
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Registrant’s sub-subadviser, FMR Investment Management (UK) Limited, 25 Cannon Street London, EC4M 5SB, United Kingdom;
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Registrant’s subadviser, Goldman Sachs Asset Management, LP, 200 West Street, New York, NY 10282;
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Registrant’s subadviser, J.P. Morgan Investment Management Inc., 270 Park Avenue, New York, NY 10017;
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Registrant’s subadviser, Principal Global Investors, LLC, 711 High Street, Des Moines, IA 50392;
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Registrant’s subadviser, Pzena Investment Management, LLC, 320 Park Avenue, 8th Floor, New York, NY 10022;
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Registrant’s subadviser, Schroder Investment Management North America Inc., 7 Bryant Park, New York, NY 10018;
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Registrant’s sub-subadviser, Schroder Investment Management North America Ltd, 1 London Wall Place, London EC2Y 5AU, UK;
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Registrant’s subadviser, Segall Bryant & Hamill, LLC, 10 S. Wacker Drive, Suite 3100, Chicago IL 60606;
■
Registrant’s subadviser, T. Rowe Price Associates, Inc., 1307 Point Street, Baltimore, MD 21231;
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Registrant’s subadviser, TCW Investment Management Company LLC, 515 South Flower Street, Los Angeles, CA 90071;
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Registrant’s subadviser, Thompson, Siegel & Walmsley LLC, 6641 West Broad Street, Suite 600, Richmond, VA 23230;
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Registrant’s subadviser, Threadneedle International Limited, Cannon Place, 78 Cannon Street, London EC4N 6AG, UK;
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Registrant’s subadviser, Victory Capital Management Inc., 15935 La Cantera Parkway, San Antonio, TX 78256;
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Registrant’s subadviser, Walter Scott & Partners Limited, One Charlotte Square, Edinburgh EH2 4DR, UK;
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Registrant’s subadviser, Wellington Management Company LLP, 280 Congress Street, Boston, MA 02210;
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Registrant’s subadviser, Westfield Capital Management Company, L.P., One Financial Center, Boston, MA 02111;
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Registrant’s subadviser, William Blair Investment Management, LLC, 150 North Riverside Plaza, Chicago, IL, 60606;
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Former subadviser, American Century Investment Management, Inc., 4500 Main Street, Kansas City, MO 64111-7709;
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Former subadviser, AQR Capital Management, LLC, One Greenwich Plaza, 3rd Floor, Greenwich, CT 06830;
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Former subadviser, Dimensional Fund Advisors LP, 6300 Bee Cave Road, Building One, Austin, TX 78746;
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Former subadviser, Columbia Wanger Asset Management, LLC, 71 S. Wacker Drive, Chicago, IL 60606;
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Former subadviser, Barrow, Hanley, Mewhinney & Strauss, LLC, 2200 Ross Avenue, 31st Floor, Dallas, TX 75201-2761;
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Former subadviser, BMO Asset Management Corp., 320 S. Canal Street, 12th Floor, Chicago, IL, 60606;
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Former subadviser, Jacobs Levy Equity Management, Inc., 100 Campus Drive, 4th Floor East, Florham Park, NJ 07932-0650;
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Former subadviser, Jennison Associates LLC, 55 E. 52nd Street, New York, NY 10055;
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Former subadviser, Loomis, Sayles & Company, L.P., One Financial Center, Boston, MA 02111-2621;
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Former subadviser, Los Angeles Capital Management, LLC (formerly Los Angeles Capital Management and Equity Research, Inc.), 11150 Santa Monica Blvd., Suite 200, Los Angeles, CA 90025;
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Former subadviser, Massachusetts Financial Services Company, 111 Huntington Ave., Boston, MA 02199;

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Former subadviser, Morgan Stanley Investment Management Inc., 1585 Broadway, New York, NY 10036;
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Former subadviser, The London Company of Virginia, 1800 Bayberry Court, Suite 301, Richmond, VA 23226;
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Former subadviser, Nuveen Asset Management, LLC, 333 West Wacker Drive, Chicago, IL 60606;
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Former subadviser, OppenheimerFunds, Inc. 225 Liberty Street, New York, NY 10281;
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Former subadviser, River Road Asset Management, LLC, 462 South Fourth Street, Suite 2000, Louisville, KY 40202-3466;
■
Former subadviser, Scout Investments, Inc., 1201 Walnut Street, 21st Floor, Kansas City, MO 64106;
■
Registrant’s principal underwriter, Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210;
■
Registrant’s sub-administrator, State Street Bank and Trust Company, One Congress Street, Boston, MA 02114;
■
Registrant’s transfer agent, Columbia Management Investment Services Corp., 290 Congress Street, Boston, MA 02210;
■
Registrant’s sub-transfer agent, SS&C GIDS, Inc., 30 Braintree Hill Office Park, Suite 400, Braintree, MA 02184; and
■
Registrant’s custodian, JPMorgan Chase Bank, N.A., 1 Chase Manhattan Plaza, New York, NY 10005.
In addition, Iron Mountain Records Management is an off-site storage facility housing historical records that are no longer required to be maintained on-site. Records stored at this facility include various trading and accounting records, as well as other miscellaneous records. The address for Iron Mountain Records Management is 920 & 950 Apollo Road, Eagan, MN 55121.
Certain information on the above-referenced physical possession of accounts, books and other documents is also included in the Registrant’s filings on Form N-CEN filed with the Securities and Exchange Commission on March 10, 2026.
Item 34. Management Services
Not Applicable.
Item 35. Undertakings
Not Applicable.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, COLUMBIA FUNDS VARIABLE SERIES TRUST II, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and the Commonwealth of Massachusetts on the 27th day of April, 2026.
COLUMBIA FUNDS VARIABLE SERIES TRUST II
By:	/s/ Michael G. Clarke
Michael G. Clarke President
Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 27th day of April, 2026.
Signature	Capacity	Signature	Capacity
/s/ Michael G. Clarke	President (Principal Executive Officer)	/s/ Douglas A. Hacker*	Trustee
Michael G. Clarke		Douglas A. Hacker
/s/ Charles H. Chiesa*	Chief Financial Officer, Treasurer, Chief Accounting Officer (Principal Accounting Officer) and Principal Financial Officer	/s/ Amrit Kanwal*	Trustee
Charles H. Chiesa		Amrit Kanwal
/s/ Pamela G. Carlton*	Chair of the Board	/s/ Ryan C. Larrenaga*	Trustee
Pamela G. Carlton		Ryan C. Larrenaga
/s/ George S. Batejan*	Trustee	/s/ Nancy T. Lukitsh*	Trustee
George S. Batejan		Nancy T. Lukitsh
/s/ Kathleen A. Blatz*	Trustee	/s/ Jeninne C. McGee*	Trustee
Kathleen A. Blatz		Jeninne C. McGee
/s/ Janet Langford Carrig*	Trustee	/s/ David M. Moffett*	Trustee
Janet Langford Carrig		David M. Moffett
/s/ J. Kevin Connaughton*	Trustee	/s/ Catherine James Paglia*	Trustee
J. Kevin Connaughton		Catherine James Paglia
/s/ Olive M. Darragh*	Trustee	/s/ Natalie A. Trunow*	Trustee
Olive M. Darragh		Natalie A. Trunow
/s/ Brian J. Gallagher*	Trustee	/s/ Sandra L. Yeager*	Trustee
Brian J. Gallagher		Sandra L. Yeager

*	By: Name:	/s/ Joseph D’Alessandro
Joseph D’Alessandro** Attorney-in-fact
**
Executed by Joseph D’Alessandro on behalf of Charles H. Chiesa pursuant to a Power of Attorney, dated September 5, 2025, on behalf of Ryan C. Larrenaga pursuant to a Trustee Power of Attorney, dated September 5, 2025, on behalf of Jeninne C.
McGee pursuant to a Trustee Power of Attorney, dated July 29, 2025, on behalf of Amrit Kanwal pursuant to a Trustee Power of Attorney, dated March 1, 2026, and on behalf of each of the Trustees pursuant to a Trustees’ Power of Attorney, dated
March 1, 2025.

COLUMBIA ACORN TRUST
COLUMBIA FUNDS SERIES TRUST
COLUMBIA FUNDS SERIES TRUST I
COLUMBIA FUNDS SERIES TRUST II
COLUMBIA FUNDS VARIABLE INSURANCE TRUST
COLUMBIA FUNDS VARIABLE SERIES TRUST II
COLUMBIA ETF TRUST
COLUMBIA ETF TRUST I
COLUMBIA ETF TRUST II
WANGER ADVISORS TRUST
(each a “Registrant”)
POWER OF ATTORNEY
Each of the undersigned constitutes and appoints Michael G. Clarke, Joseph D’Alessandro, Michael E. DeFao, Ryan C. Larrenaga, Brian D. McCabe, Christopher O. Petersen, and Megan E. Garcy, each individually, his or her true and lawful attorney-in-fact and agent (each an “Attorney-in-Fact”) with power of substitution or resubstitution, in any and all capacities, including without limitation in the undersigned’s capacity as a trustee of each Registrant, in the furtherance of the business and affairs of each Registrant: (i) to execute any and all instruments which said Attorney-in-Fact may deem necessary or advisable or which may be required to comply with the Securities Act of 1933, the Investment Company Act of 1940, the Securities Exchange Act of 1934 (together the “Acts”) and any other applicable federal securities laws, or rules, regulations or requirements of the U.S. Securities and Exchange Commission (“SEC”) in respect thereof, in connection with the filing and effectiveness of each Registrant’s Registration Statement regarding the registration of each Registrant or its shares of beneficial interest, and any and all amendments thereto, including without limitation any reports, forms or other filings required by the Acts or any other applicable federal securities laws, or rules, regulations or requirements of the SEC; and (ii) to execute any and all federal, state or foreign regulatory or other required filings, including all applications with regulatory authorities, state charter or organizational documents and any amendments or supplements thereto, to be executed by, on behalf of, or for the benefit of, each Registrant. The undersigned hereby grants to each Attorney-in-Fact full power and authority to do and perform each and every act and thing contemplated above, as fully and to all intents and purposes as the undersigned might or could do in person, and hereby ratifies and confirms all that said Attorneys-in-Fact, individually or collectively, may lawfully do or cause to be done by virtue hereof.
This Power of Attorney shall not be revoked with respect to any undersigned trustee by any subsequent power of attorney the undersigned may execute unless such subsequent power of attorney specifically refers to this Power of Attorney or specifically states that the instrument is intended to revoke all prior general powers of attorney or all prior powers of attorney (and unless otherwise required by a provision of law that cannot be waived). This Power of Attorney shall terminate automatically with respect to a Registrant if the undersigned ceases to hold the above-referenced office of the Registrant.

Dated: March 1, 2025

[REMAINDER OF THIS PAGE IS LEFT BLANK INTENTIONALLY]

/s/ George S. Batejan	Trustee	/s/ Brian J. Gallagher	Trustee
George S. Batejan		Brian J. Gallagher
/s/ Daniel J. Beckman	Trustee	/s/ Douglas Hacker	Trustee
Daniel J. Beckman		Douglas Hacker
/s/ Kathleen A. Blatz	Trustee	/s/ Nancy T. Lukitsh	Trustee
Kathleen A. Blatz		Nancy T. Lukitsh
/s/ Pamela G. Carlton	Trustee	/s/ David M. Moffett	Trustee
Pamela G. Carlton		David M. Moffett
/s/ Janet Langford Carrig	Trustee	/s/ Catherine James Paglia	Trustee
Janet Langford Carrig		Catherine James Paglia
/s/ J. Kevin Connaughton	Trustee	/s/ Natalie A. Trunow	Trustee
J. Kevin Connaughton		Natalie A. Trunow
/s/ Olive M. Darragh	Trustee	/s/ Sandra L. Yeager	Trustee
Olive M. Darragh		Sandra L. Yeager
/s/ Patricia M. Flynn	Trustee
Patricia M. Flynn

COLUMBIA ACORN TRUST
COLUMBIA FUNDS SERIES TRUST
COLUMBIA FUNDS SERIES TRUST I
COLUMBIA FUNDS SERIES TRUST II
COLUMBIA FUNDS VARIABLE INSURANCE TRUST
COLUMBIA FUNDS VARIABLE SERIES TRUST
COLUMBIA FUNDS VARIABLE SERIES TRUST II
COLUMBIA ETF TRUST
COLUMBIA ETF TRUST I
COLUMBIA ETF TRUST II
(each a “Registrant”)
POWER OF ATTORNEY
The undersigned constitutes and appoints Michael G. Clarke, Joseph D’Alessandro, Michael E. DeFao, Ryan C. Larrenaga, Brian D. McCabe and Christopher O. Petersen, each individually, his true and lawful attorney-in-fact and agent (each an “Attorney-in-Fact”) with power of substitution or resubstitution, in any and all capacities, including without limitation in the undersigned’s capacity as a trustee of each Registrant, in the furtherance of the business and affairs of each Registrant: (i) to execute any and all instruments which said Attorney-in-Fact may deem necessary or advisable or which may be required to comply with the Securities Act of 1933, the Investment Company Act of 1940, the Securities Exchange Act of 1934 (together the “Acts”) and any other applicable federal securities laws, or rules, regulations or requirements of the U.S. Securities and Exchange Commission (“SEC”) in respect thereof, in connection with the filing and effectiveness of each Registrant’s Registration Statement regarding the registration of each Registrant or its shares of beneficial interest, and any and all amendments thereto, including without limitation any reports, forms or other filings required by the Acts or any other applicable federal securities laws, or rules, regulations or requirements of the SEC; and (ii) to execute any and all federal, state or foreign regulatory or other required filings, including all applications with regulatory authorities, state charter or organizational documents and any amendments or supplements thereto, to be executed by, on behalf of, or for the benefit of, each Registrant. The undersigned hereby grants to each Attorney-in-Fact full power and authority to do and perform each and every act and thing contemplated above, as fully and to all intents and purposes as the undersigned might or could do in person, and hereby ratifies and confirms all that said Attorneys-in-Fact, individually or collectively, may lawfully do or cause to be done by virtue hereof.
This Power of Attorney shall not be revoked with respect to the undersigned trustee by any subsequent power of attorney the undersigned may execute unless such subsequent power of attorney specifically refers to this Power of Attorney or specifically states that the instrument is intended to revoke all prior general powers of attorney or all prior powers of attorney (and unless otherwise required by a provision of law that cannot be waived). This Power of Attorney shall terminate automatically with respect to a Registrant if the undersigned ceases to hold the above-referenced office of the Registrant.

Dated: March 1, 2026

/s/ Amrit Kanwal	Trustee
Amrit Kanwal

COLUMBIA ACORN TRUST
COLUMBIA CREDIT INCOME OPPORTUNITIES FUND
COLUMBIA FUNDS SERIES TRUST
COLUMBIA FUNDS SERIES TRUST I
COLUMBIA FUNDS SERIES TRUST II
COLUMBIA FUNDS VARIABLE INSURANCE TRUST
COLUMBIA FUNDS VARIABLE SERIES TRUST
COLUMBIA FUNDS VARIABLE SERIES TRUST II
COLUMBIA ETF TRUST
COLUMBIA ETF TRUST I
COLUMBIA ETF TRUST II
(each a “Registrant”)
POWER OF ATTORNEY
The undersigned constitutes and appoints Michael G. Clarke, Joseph D’Alessandro, Michael E. DeFao, Brian D. McCabe and Christopher O. Petersen, each individually, his true and lawful attorney-in-fact and agent (each an “Attorney-in-Fact”) with power of substitution or resubstitution, in any and all capacities, including without limitation in the undersigned’s capacity as a trustee of each Registrant, in the furtherance of the business and affairs of each Registrant: (i) to execute any and all instruments which said Attorney-in-Fact may deem necessary or advisable or which may be required to comply with the Securities Act of 1933, the Investment Company Act of 1940, the Securities Exchange Act of 1934 (together the “Acts”) and any other applicable federal securities laws, or rules, regulations or requirements of the U.S. Securities and Exchange Commission (“SEC”) in respect thereof, in connection with the filing and effectiveness of each Registrant’s Registration Statement regarding the registration of each Registrant or its shares of beneficial interest, and any and all amendments thereto, including without limitation any reports, forms or other filings required by the Acts or any other applicable federal securities laws, or rules, regulations or requirements of the SEC; and (ii) to execute any and all federal, state or foreign regulatory or other required filings, including all applications with regulatory authorities, state charter or organizational documents and any amendments or supplements thereto, to be executed by, on behalf of, or for the benefit of, each Registrant. The undersigned hereby grants to each Attorney-in-Fact full power and authority to do and perform each and every act and thing contemplated above, as fully and to all intents and purposes as the undersigned might or could do in person, and hereby ratifies and confirms all that said Attorneys-in-Fact, individually or collectively, may lawfully do or cause to be done by virtue hereof.
This Power of Attorney shall not be revoked with respect to the undersigned trustee by any subsequent power of attorney the undersigned may execute unless such subsequent power of attorney specifically refers to this Power of Attorney or specifically states that the instrument is intended to revoke all prior general powers of attorney or all prior powers of attorney (and unless otherwise required by a provision of law that cannot be waived). This Power of Attorney shall terminate automatically with respect to a Registrant if the undersigned ceases to hold the above-referenced office of the Registrant.

Dated: September 5, 2025

/s/ Ryan C. Larrenaga	Trustee
Ryan C. Larrenaga

COLUMBIA ACORN TRUST
COLUMBIA FUNDS SERIES TRUST
COLUMBIA FUNDS SERIES TRUST I
COLUMBIA FUNDS SERIES TRUST II
COLUMBIA FUNDS VARIABLE INSURANCE TRUST
COLUMBIA FUNDS VARIABLE SERIES TRUST
COLUMBIA FUNDS VARIABLE SERIES TRUST II
COLUMBIA ETF TRUST
COLUMBIA ETF TRUST I
COLUMBIA ETF TRUST II
(each a “Registrant”)
POWER OF ATTORNEY
The undersigned constitutes and appoints Michael G. Clarke, Joseph D’Alessandro, Michael E. DeFao, Ryan C. Larrenaga, Brian D. McCabe and Christopher O. Petersen, each individually, her true and lawful attorney-in-fact and agent (each an “Attorney-in-Fact”) with power of substitution or resubstitution, in any and all capacities, including without limitation in the undersigned’s capacity as a trustee of each Registrant, in the furtherance of the business and affairs of each Registrant: (i) to execute any and all instruments which said Attorney-in-Fact may deem necessary or advisable or which may be required to comply with the Securities Act of 1933, the Investment Company Act of 1940, the Securities Exchange Act of 1934 (together the “Acts”) and any other applicable federal securities laws, or rules, regulations or requirements of the U.S. Securities and Exchange Commission (“SEC”) in respect thereof, in connection with the filing and effectiveness of each Registrant’s Registration Statement regarding the registration of each Registrant or its shares of beneficial interest, and any and all amendments thereto, including without limitation any reports, forms or other filings required by the Acts or any other applicable federal securities laws, or rules, regulations or requirements of the SEC; and (ii) to execute any and all federal, state or foreign regulatory or other required filings, including all applications with regulatory authorities, state charter or organizational documents and any amendments or supplements thereto, to be executed by, on behalf of, or for the benefit of, each Registrant. The undersigned hereby grants to each Attorney-in-Fact full power and authority to do and perform each and every act and thing contemplated above, as fully and to all intents and purposes as the undersigned might or could do in person, and hereby ratifies and confirms all that said Attorneys-in-Fact, individually or collectively, may lawfully do or cause to be done by virtue hereof.
This Power of Attorney shall not be revoked with respect to the undersigned trustee by any subsequent power of attorney the undersigned may execute unless such subsequent power of attorney specifically refers to this Power of Attorney or specifically states that the instrument is intended to revoke all prior general powers of attorney or all prior powers of attorney (and unless otherwise required by a provision of law that cannot be waived). This Power of Attorney shall terminate automatically with respect to a Registrant if the undersigned ceases to hold the above-referenced office of the Registrant.

Dated: July 29, 2025

/s/ Jeninne C. McGee	Trustee
Jeninne C. McGee

COLUMBIA ACORN TRUST
COLUMBIA CREDIT INCOME OPPORTUNITIES FUND
COLUMBIA FUNDS SERIES TRUST
COLUMBIA FUNDS SERIES TRUST I
COLUMBIA FUNDS SERIES TRUST II
COLUMBIA FUNDS VARIABLE INSURANCE TRUST
COLUMBIA FUNDS VARIABLE SERIES TRUST
COLUMBIA FUNDS VARIABLE SERIES TRUST II
COLUMBIA ETF TRUST
COLUMBIA ETF TRUST I
COLUMBIA ETF TRUST II
COLUMBIA SELIGMAN PREMIUM TECHNOLOGY GROWTH FUND
TRI-CONTINENTAL CORPORATION
(each a “Registrant”)
POWER OF ATTORNEY
The undersigned does hereby constitute and appoint Michael G. Clarke, Joseph D’Alessandro, Michael E. DeFao, Ryan C. Larrenaga and Christopher O. Petersen, each individually, his true and lawful attorney-in-fact and agent (each an “Attorney-in-Fact”) with power of substitution or resubstitution, in any and all capacities, including without limitation in the undersigned’s capacity as Chief Financial Officer, Principal Financial Officer, Treasurer and Chief Accounting Officer of each Registrant, as applicable, in the furtherance of the business and affairs of each Registrant: (i) to execute any and all instruments which said Attorney-in-Fact may deem necessary or advisable or which may be required to comply with the Securities Act of 1933, the Investment Company Act of 1940, the Securities Exchange Act of 1934 (together the “Acts”) and any other applicable federal securities laws, or rules, regulations or requirements of the U.S. Securities and Exchange Commission (“SEC”) in respect thereof, in connection with the filing and effectiveness of each Registrant’s Registration Statement regarding the registration of each Registrant or its shares of beneficial interest, and any and all amendments thereto, including without limitation any reports, forms or other filings required by the Acts or any other applicable federal securities laws, or rules, regulations or requirements of the SEC; and (ii) to execute any and all federal, state or foreign regulatory or other required filings, including all applications with regulatory authorities, state charter or organizational documents and any amendments or supplements thereto, to be executed by, on behalf of, or for the benefit of, each Registrant. The undersigned hereby grants to each Attorney-in-Fact full power and authority to do and perform each and every act and thing contemplated above, as fully and to all intents and purposes as the undersigned might or could do in person, and hereby ratifies and confirms all that said Attorneys-in-Fact, individually or collectively, may lawfully do or cause to be done by virtue hereof.
This Power of Attorney shall not be revoked by any subsequent power of attorney I may execute unless such subsequent power of attorney specifically refers to this Power of Attorney or specifically states that the instrument is intended to revoke all prior general powers of attorney or all prior powers of attorney (and unless otherwise required by a provision of law that cannot be waived). This Power of Attorney shall terminate automatically with respect to a Registrant if the undersigned ceases to hold the above-referenced office of the Registrant.
Dated: September 5, 2025
/s/ Charles H. Chiesa
Charles H. Chiesa

Exhibit Index
Exhibits Related to Item 28 of Part C
(j)	Consent of Independent Registered Public Accounting Firm

Exhibits Related to XBRL Interactive Data Files
Exhibit No.	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase